Exhibit 99.1 Schedule 2

Loan Information																			Loan Details																																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Scienna ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coxxge Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	BK Filed Date, if applicable	Crammed UPB	First Payment Date of Cram	Cram Rate	Cram Term (entered as No. of months)	DOJ Lien on Borrower Indicator	DOJ Lien Matches Borrower SSN or Property Address	Senior Lien 1 FC Started Indicator TitleRvw	Senior Lien 2 FC Started Indicator TitleRvw	Lis Pendens lists/identifies lender/servicer/ or seller Senior Lien 1	Lis Pendens lists/identifies lender/servicer/ or seller Senior Lien 2	Lis Pendens lists/identifies lender/servicer/ or seller Junior Lien 1	Lis Pendens lists/identifies lender/servicer/ or seller Junior Lien 2	Lis Pendens lists/identifies lender/servicer/ or seller? Junior Lien 3	Litigation Indicated?	Litigation Last Date	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Oxxll Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
48392	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	12/xx/2023	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	Unavailable	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	3/xx/2019 12:00:00 AM	xx	Not Applicable	4.000%	xx	01-xx-2019	Financial Hardship	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
 The chain of assignment has not been completed as the mortgage is currently with xx.
No prior delinquent taxes have been found.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	Collections Comments:Comments:
Loan_Comments_xxxxxxxx

The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
No visible damages have been found in available collection comments.
According to the review of latest collection comments the foreclosure was initiated in xxxx. The foreclosure file was referred to attorney on xx. The motion for judgment xx was filed on xx. According to the publication xx, the sale has been scheduled on xx.  Sale was postponed. The foreclosure sale xx has been new scheduled on xx with bid amount of xx. However, the sale has been put on hold due to BK chapter xx on xx. The comment dated xx states that the step sale scheduled on xx. However, the foreclosure sale was put on hold due to loss mitigation workout, later than the loan was modified on x/xx/xxxx. No further details have been found.
According to the xx the debtor xx had filed for bankruptcy under chapter-xx with the xx. The date of last filing bankruptcy is xx. The plan was not confirmed. The debtor was dismissed on xx and was terminated on xx.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
The comment dated xx/xx/xxxx shows that reason for default is curtailment of income.

Foreclosure Comments:According to the review of latest collection comments the foreclosure was initiated in xxxx. The foreclosure file was referred to attorney on xx. The motion for judgment xx was filed on xx According to the publication xx, the sale has been scheduled on xx.  Sale was postponed. The foreclosure sale xx has been new scheduled on xx with bid amount of xx. However, the sale has been put on hold due to BK chapter xx on xx. The comment dated xx states that the step sale scheduled on xx However, the foreclosure sale was put on hold due to loss mitigation workout, later than the loan was modified on xx. No further details have been found.
Bankruptcy Comments:
According to the xx the debtor xx had filed for bankruptcy under chapter-xx with the xx on xx/xx/xxxx. The date of last filing bankruptcy is xx. The plan was not confirmed. The debtor was dismissed on xx and was terminated on xx.
Loan Modification agreement was made between borrower and lender on effective date of x/xx/xxxx. The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $x,xxx.xx with fixed amortized type and it was beginning from first payment date on x/x/xxxx and ends with the maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK has been closed on 2017.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC put on hold due to BK filed in 2017.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 7/xx/2020   Variance: 1265 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 618   Variance: -258   Variance %: -41.74757%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $256000.00   Tape Value: $346265.00   Variance: $-90265.00   Variance %: -26.06818%   Comment: Original balance is $256,000.00   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 332223233211000000003333   Variance:    Variance %:    Comment: Payment history string is 321000000000000000004444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 333300000000112332322233 Variance: Variance %: Comment: Payment history string reversed is 444000000000000000000123. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in MA State that hs unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, Estimated HUD-1 and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58367	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,286.88	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.625%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	12.386%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with MERS as nominee for xx. No active liens and judgments have been found. First installment of xxxx county taxes has been paid in the amount of xx Second installment of xxxx County taxes is due in the amount of xx Water / Sewer charges are delinquent in the amount of xx with good through date of xx

Update:-
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
No active judgments or liens have been found.
The first installment of county taxes for xxxx has been paid in the amount of xx on xx
The second installment of county taxes for xxxx is due on xx in the amount of xx
No prior year’s delinquent taxes have been found.	Review of payment history shows that the borrower is making payments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. As per payment history, the current UPB is xx

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is xx
Collections Comments:The loan is performing. The borrower is making payments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. The loan is not yet modified since origination. The debtor xx had filed the bankruptcy under xx with xx on xx The debtor was discharged on xx and the bankruptcy was terminated on xx As per “Statement of Intention” dated xx the debtor wants to retain the subject property. No foreclosure activities have been found. No information has been found regarding condition and occupancy of subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy underxx. The debtor was discharged on xx and the bankruptcy was terminated on xx As per “Statement of Intention” dated xx the debtor wants to retain the subject property.	Not Applicable	Credit Report	Field: ARM Lifetime Cap Rate Loan Value: 12.625% Tape Value: 6.000% |-xx-| 6.625% |-xx-| 6.62500% Comment: As per Note. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 12.386%   Tape Value: 14.171%   Variance: -1.785%   Variance %: -1.78500%   Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value:xx Tape Value: Refinance Variance: Variance %: Comment: As per final CD borrower is getting cash back Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan has failed Qualified Mortgage Safe Harbor Threshold Test.

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR xx is exceeded APOR xx by xx The APR threshold is 6.440% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL Charged: 6.825% Allowed: 6.440% Over by: +0.3856%"	* Higher Price Mortgage Loan (Lvl 2) "This loan has failed Higher-Priced Mortgage Loan Test and CA AB 260 Higher-Priced Mortgage Loan Test.

Charged: 6.825%  Allowed: 6.440%  Variance: +0.385%."
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
167357	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,765.40	02/xx/2020	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Verification of Stated Income or Assets	Yes	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	536	Not Applicable	63.906%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2020 12:00:00 AM	xx	Not Applicable	4.968%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx”.
No active judgments or liens have been found against the borrower/subject property.
The combined annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months with the loan. The last payment was received on x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of collection comments, the current status of the loan is foreclosure. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment details are unable to determine and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx. The loan was modified on xx/xx/xxxx. The collection comment dated xx/xx/xxxx states the reason for default is unemployment. The collection comment dated xx/xx/xxxx states the borrower’s income impacted due to covid-xx pandemic. The forbearance plan (xx) was started from xx/xx/xxxx to xx/xx/xxxx with monthly installment of $x,xxx.xx. The collection comment dated xx/xx/xxxx states the loan is active in forbearance plan. The hardship letter found at “xx” states the borrower had reduced hours at work and he brought a financial hardship due to covid-xx pandemic. No further proceedings found. The foreclosure was initiated. The file was referred to attorney on xxx. No further proceedings found. The collection comment dated xx/xx/xxxx states the subject property is owner-occupied. There are no comments found related to the subject property condition.
Foreclosure Comments:According to the collection comments, the foreclosure was initiated in xxxx. The file was referred to attorney on xx. No further proceedings found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx (Lender) on xx/xx/xxxx with the new modified unpaid principal balance is $xxx,xxx.xx with interest rate x.xxx% and the modified P&I was $xxx.xx. The first modified payment due date was xx/xx/xxxx and the maturity date will bexx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: The file was referred to attorney on xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xxTape Value: xx   Variance: -30 (Days)   Variance %:    Comment: As per modification agreement, the last modified date is 01/xx/2020. However, the tape data reflects on 03/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Comment: As per note, the loan maturity term is 360 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 443214444444440123444444   Tape Value: 543216665432100666543210   Variance:    Variance %:    Comment: The payment history is 4444444444444440123444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444321044444444412344   Tape Value: 012345666101234566632345   Variance:    Variance %:    Comment: The payment history reversed is 444444321044444444444444.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx Tape Value: xx  Variance: $6494.81   Variance %: 5.64950%   Comment: As per modification agreement, the new modified unpaid principal balance is $121,457.19.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: No discrepancies. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* DTI > 60% (Lvl 2)     "As per 1003 application report, the total monthly income is xx and the total monthly expenses are xx. Hence, the DTI is greater than 60%."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx. The following required State Disclosures are missing in the loan file. 1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3. TILA Disclosures in Spanish 4. Home Equity Consumer Disclosure 5. Home Equity Loan Interest and Fees Preclosing Disclosure   6. Home Equity Loan Copies of Documents 7. Home Equity Loan Rescission Notice 8. Fair Market Value of Homestead Property Acknowledgment 9. Home Equity Loan Notice of Address for Borrower Notification of Violation 10. Choice of Insurance Notice 11. Collateral Protection Insurance Disclosure 12. Non-Deposit Investment Product Disclosure Are there any promotional materials? 13. Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The final HUD-1 is located at “xx” shows the settlement date is xx however, the note date is xx. Hence, the settlement date is different from note date."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
306078	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,948.31	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.850%	360	480	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	36.313%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12-xx-2015	xx	Not Applicable	6.000%	xx	01-xx-2015	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. There is a judgment against the borrower in the amount of $xx which was recorded on xx. Annual taxes have been paid in the amount of $x,xxx.xx. No delinquent taxes have been found for the prior years.	According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is delinquent under bankruptcy. According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx. The UPB reflected in the latest payment history is in the amount of xx AS per collection comments review, borrower’s intention is to keep the property. Property is in axxge condition and no evidence of damage has been found. The loan modification agreement was made on x/xx/xxxx between the borrower and lender. The borrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER report, the borrower “xx. Plan has been confirmed on x/xx/xxxx. The schedule D of a voluntary petition dated x/xx/xxxx shows the amount of claim is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx. Hence, the unsecured portion is $xx,xxx.xx. POC was filed on x/xx/xxxx states the amount of secured claim is $xxx,xxx.xx with arrearage amount of $x,xxx.xx. Date of last filing is xx.
According to order confirming chapter xx plan filed on xx/xx/xxxx, Ocwen Loan Servicing will be paid its pre-petition arrearage in the sum of $x,xxx.xx over xx months in the sum of $xx.xx per month.	The loan modification agreement was made on x/xx/xxxx between the borrower and lender. The borrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from xx. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: LTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 344445556656566765555566   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 665555567565656655544443 Variance: Variance %: Comment: Reversed payment history string is 444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file. 1. Lead-Based Paint Disclosure 2. Mortgage Loan Application Disclosure 3. Carbon Monoxide Alarms 4. MA Smoke Detector Certificate 5. Notice of the Specific Reason for Denial of Credit 6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Operative index value is unable to confirm (Lvl 2)     "Unable to calculate operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
371871	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,141.00	12/xx/2023	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.720%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	25.077%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	4.125%	xx	01-xx-2013	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx Instrument# | Book/Page# xx
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx which was recorded on xx.  However, this should be with xx.
No active liens and judgments have been found against the borrower and the property.
Annual Combined taxes for the year of xxxx have been paid on xx in the amount of xx
No prior year’s delinquent taxes have been found.

Update
As per review of the updated title report dated x/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx, in the amount of xx which was recorded on xx Instrument# | Book/Page# xx
No active judgments or liens have been found.
The annual combined taxes for xxxx are paid in the amount of xx on xx
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Update:
As per review of the payment history dated as of x/xx/xxxx, the borrower has been delinquent for x months. The last payment received is unable to be determined. The next due date, as per tape, is x/xx/xxxx. The UPB is unavailable. The latest payment history is missing from x/xx/xxxx to xx/xx/xxxx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collections. As per the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
As per servicing comment dated x/xx/xxxx, the reason for default is curtailment of income.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Update:
The current status of the loan is active bankruptcy.
The latest payment history is missing from the loan file. According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xxx,xxx.xx.
The foreclosure was initiated with the loan. As per servicing comment dated xx the foreclosure has been placed on hold as borrower filed for bankruptcy under xx on xx The date of last filing bankruptcy is xx and bankruptcy is still active
As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under xx with xx on xx As per servicing comment dated xx bankruptcy is still active. No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per servicing comment dated xx/xx/xxxx, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:According to updated title report located at “xx” the foreclosure was initiated against the subject property with the case# (xx). The notice of Lis pendens was filed on xx However, the foreclosure was put on hold as the borrower filed for loss mitigation. No further details have been found.

Update
The foreclosure was initiated with the loan. As per servicing comment dated xx the foreclosure has been placed on hold as borrower filed for bankruptcy under xx on xx The date of last filing bankruptcy is xx and bankruptcy is still active. No further details have been found.
Bankruptcy Comments:As per servicing comment dated xx the borrower filed for bankruptcy under xx with xx on xx As per servicing comment dated xx/xx/xxxx, the POC was filed xx As per servicing comment dated xx/xx/xxxx, the approved xx plan was filed on xx and confirmed on xx The plan reflects arrearage for subject loan totals xx and trustee has committed to pay monthly payments of $xxxx.xx for xx months toward the arrearage. As per servicing comment dated xx bankruptcy is still active.	According to the modification, the loan was modified on x/x/xxxx, between the borrower xx and xx (Lender), The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx. The maturity date as per modification is x/x/xxxx. This loan was modified twice.
The deferred balance amount is $xx,xxx.xx and Interest bearing amount is $xxx,xxx.xx. The lender has agreed to forgive the deferred principal balance amount of $xx,xxx.xx.  If the borrower makes regular payment during the first three years from the date xx/xx/xxxx.
Credit Report Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per servicing comment the foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $59011.66   Tape Value: $0.00   Variance: $59011.66   Variance %:    Comment:    Tape Source: Initial   Tape Type: xx
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note, original balance is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per appraisal report, original standard LTV is xx However, the tape data reflects 89.980%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 9.71950% Tape Value: 4.12500% Variance: 5.59450% Variance %: 5.59450% Comment: As per note, original stated rate is 9.71950%. However, the tape data reflects 4.12500%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.

1. OK Title protection notice
2. Insurance Disclosure
3. NSF Fee Disclosure
4. Over-the-limit fees
5. Notice of Rights to Obtain a Security Freeze"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of Rescission disclosure is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
407988	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,741.16	12/xx/2023	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	4.593%	xx	01-xx-2018	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded with instrument/Book/page#xx
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx
There is an active junior mortgage against the subject property in the favor of xx for the amount of xx which was recorded with instrument/Book/page#xx
There is an active junior mortgage against the subject property in the favor of xx for the amount of xx which was recorded with instrument /Book/page#xx
No active liens and judgments have been found against the borrower and the property.
Annual Town taxes have been paid in total for the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx.	Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the BPO report dated xx located at “xx”, the subject property has been occupied by the owner.  No damage pertaining to the subject property has been found.

Update:

As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xx,xxx.xx.
The loan has been modified.
As per the comment dated xx/xx/xxxx, the foreclosure was cancelled and the loan has been reinstated.
As per the comment dated x/xx/xxxx, the subject property is owner occupied.
The borrower did not file bankruptcy.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the comment dated xx/xx/xxxx, the foreclosure was cancelled and the loan has been reinstated.
Bankruptcy Comments:Not Applicable	The step modification agreement was made on xx between the borrower “xx” and the service “xx”. The new principal balance is $xx,xxx.xx with an interest rate of x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx and the maturity is dated xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx  Tape Value: xx Variance: xx   Variance %:    Comment: As per the step mod, the step 1 date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.593%   Tape Value: 5.593%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the step mod, the step 1 rate is 4.593.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx  Tape Value: xx  Variance: -365 (Days)   Variance %:    Comment: As per the step mod, the step 2 date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 5.593%   Tape Value: 5.750%   Variance: -0.157%   Variance %: -0.15700%   Comment: As per the step mod, the step 2 rate is 5.593.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000444444444433221000000   Tape Value: 000000000000000032111211   Variance:    Variance %:    Comment: The payment history string is 000000000000000000123112211.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000122334444444444000   Tape Value: 112111230000000000000000   Variance:    Variance %:    Comment: The payment history string reversed is 112111321000000000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated hud-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
478435	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$6,197.66	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.290%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	8/xx/2020 12:00:00 AM	11/xx/2017 12:00:00 AM	xx	xx	3.000%	xx	11/xx/2017 12:00:00 AM	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage xx.
The chain of assignment has been completed. The current assignment is with xx.
There are x municipal liens against the subject property in favor of xx.
There are x IRS liens against the borrower in favor of xx.
The annual taxes for the year of xxxx are paid in the total amount of $x,xxx.xx.

Update:
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx and recorded on xx in the amount of xx with xx.
There are three certificate of sale for unpaid water/sewer liens against the subject property in favor of different plaintiffs in the amount of $xx. All were recorded on different dates.
There is judgment active against the borrower in favor of xx.
There is hospital lien active against the borrower in favor of xx.
There is state tax lien active against the borrower in favor of xx.
There are three state tax liens against the borrower in favor of xx.
1st and 2nd half county taxes for xxxx are due in the amount of $x,xxx.xx.
No delinquent taxes have been found.
As per the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is xx. Update: As per the review of tape data payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The details of the last payment received are not available. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The UPB is xx	Collections Comments:The loan is in collections. As per the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is xx.
The loan modification agreement was made on xx/xx/xxxx. According to the modified terms, the new modified principal balance is xx with deferred balance of $x,xxx.xx and interest bearing amount of xx. The lender has forgiven the principal in the amount of $xx,xxx.xx. The borrower promised to pay $x,xxx.xx monthly with interest rate of x.xx%. The first modified payment date is xx and the maturity is xx.
The subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/xxxx. According to the modified terms, the new modified principal balance is xx with deferred balance of $x,xxx.xx and interest bearing amount of xx. The lender has forgiven the principal in the amount of $xx,xxx.xx. The borrower promised to pay $x,xxx.xx monthly with interest rate of x.xx%. The first modified payment date is xx and the maturity is xx.	Affiliated Business Disclosure Credit Application Credit Report Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 612 |-xx-xx-252 |-xx-| -41.17647% Comment: Info updated as per doc. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $9052.74   Variance: $-9052.74   Variance %: -100.00000%   Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2006   Tape Value: 11/xx/2006   Variance: -5 (Days)   Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Original Stated Rate Loan Value: 9.29000% Tape Value: 3.00000% Variance: 6.29000% Variance %: 6.29000% Comment: Info updated as per doc. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The Final Application is missing from the loan file." * Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,992.02	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
517886	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$1,982.65	$3,965.30	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.450%	360	480	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	37.167%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	4.000%	xx	01-xx-2013	Financial Hardship	According to updated title report dated xx/xx/xxxx the subject mortgage was originated on xx,
The chain of the assignment has been completed and currently the assignment is with xx.
There is an active senior mortgage against the subject property in the favor of xx.
No prior years delinquent taxes have been found.

The payment history as of xx/xx/xxxx shows that the borrower has been delinquent with the loan from x months and the next due date for the payment is x/xx/xxxx. The last payment was received in the amount of $xxxx.xx at the interest rate x.xxx% on xx/xx/xxxx which was applied to the due date x/xx/xxxx. The UPB is $xxx,xxx.xx till the due date x/xx/xxxx.
Collections Comments:The loan is in collection.
The payment history as of xx/xx/xxxx shows that the borrower has been delinquent with the loan from x months and the next due date for the payment is x/xx/xxxx. The last payment was received in the amount of $xxxx.xx at the interest rate x.xxx% on xx/xx/xxxx which was applied to the due date x/xx/xxxx. The UPB is $xxx,xxx.xx till the due date x/xx/xxxx.
No comments have been found stating that the borrower’s income has been affected by COVID-xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.

Update:
The current status of the loan is current.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
No evidence has been found regarding litigation and contested matter.
As per the servicing comment dated xx/xx/xxxx, the reason for default is covid-xx impact.
As per comment dated xx/xx/xxxx, the borrower was on covid-xx forbearance plan that started on xx/xx/xxxx.
No information has been found related to damage or repairs.
As per tape data, the property occupancy is stated as owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx. The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with the interest rate of x.xxx% and the modified P&I is in the amount of $x,xxx.xx beginning from xx.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: xxTape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: xxTape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The affidavit of lost note located at xx states that the original note has been misplaced and/or lost."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the Note, the note date is xx which is different from the settlement date xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
580569	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,801.60	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2015	xx	xx	4.000%	xx	12/xx/2015	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The last assignment is xx
There is Water/Sewer lien against the subject property in the amount of $xx which was recorded on x/xx/xxxx in favor of xx
There is civil judgment against the borrower in the amount of $xx which recorded on x/xx/xxxx in the favor of xx
The combined taxes for xxxx-xxxx have been paid off in the amount of $x,xxx.x.
No prior year’s delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx, borrower is current with loan. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. Next due to date is x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx and modified deferred balance is $xx,xxx.xx.	Collections Comments:Comments:
xx
xx-xx-xxxx Board Prior Servicer Comments

As per review of latest payment history as of x/xx/xxxx, borrower is current with loan. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. Next due to date is x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx and modified deferred balance is $xx,xxx.xx.
According to the PACER, the debtor "xx" had filed bankruptcy on x/xx/xxxx under chapter xx with case xx. The plan was confirmed on x/xx/xxxx. Schedule D of voluntary petition dated x/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $xx,xxx.xx. The POC was filed by lender on xx with the claim amount of xx and the amount of arrearage is $xx,xxx.xx. Final trustee’s report dated xx shows that debtor paid the arrearage amount of $x,xxx.xx. The bankruptcy case was discharged on x/xx/xxxx and got terminated on x/xx/xxxx.
As per servicing comment dated x/xx/xxxx, the Covid-xx deferment has been processed on x/xx/xxxx and new due date was x/xx/xxxx with the amount $x,xxx.xx. As per servicing comment dated x/xx/xxxx, the servicer has set up the forbearance with addition deferment plan. The comment dated x/xx/xxxx shows that borrower’s income has been impacted due to pandemic. The latest comment dated x/xx/xxxx shows that reason for default is curtailment of income.
No evidences have been found regarding foreclosure process in xx months collection comments.
No visible damages have been found.
The comment dated x/xx/xxxx shows that subject property is occupied by owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor xx. The plan was confirmed on x/xx/xxxx. Schedule D of voluntary petition dated x/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xx therefore; the unsecured portion is $xx,xxx.xx. The POC was filed by lender on xx/xx/xxxx with the claim amount of xx and the amount of arrearage is $xx,xxx.xx. Final trustee’s report dated x/xx/xxxx shows that debtor paid the arrearage amount of $x,xxx.xx. The bankruptcy case was discharged on x/xx/xxxx and got terminated on x/xx/xxxx.	The loan was modified with an effective date of xx/xx/xxxx and a new principal balance is xx to a step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/x/xxxx with a new maturity date of xx/x/xxxx. The rate changes in x steps ending at x.xxx%. The borrower had also given the promise to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date on xx. The UPB that has been amortized is xx an interest bearing amount.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 588 |-xx-xx-228 |-xx-| -38.77551% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK discharged on 2016.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $31499.61   Tape Value: $35532.53   Variance: $-4032.92   Variance %: -11.34993%   Comment: Deferred principal per payment history is 31499.61   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amoertization type is Step   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 588   Variance: -228   Variance %: -38.77551%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Variance: -1797 (Days)   Variance %:    Comment: Mod Step 1 date is 12/xx/2015.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.000%   Tape Value: 6.750%   Variance: -2.750%   Variance %: -2.75000%   Comment: Mod step 1 rate is 4.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 010000210000000000000000   Variance:    Variance %:    Comment: Payment history string is 010000120000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000012000010   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000000021000010.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 87.690% Tape Value: 3744.000% Variance: -3656.310% Variance %: -3656.31000% Comment: Post close DTI is 87.690%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not executed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
657812	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,079.32	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.499%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the favor of xx for the amount of xx which was recorded on xx
The chain of assignment has been completed. The last assignment is with xx which was recorded on xx
There is one junior mortgage against the subject property originated on xx in the favor of xx for the amount of xx which was recorded on xx
There is credit card judgment against the borrower, "xx" in the favor of xx for the amount of xx which was recorded on xx
First and second installments of county taxes for the year of xx are due in the amount of xx on xx and xx
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is in collection and the next due date is xx The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. No foreclosure/bankruptcy activity has been found.
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $7793.19 |-xx-| $-7793.19 |-xx-| -100.00000% Comment: $0.00. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not been modified since the origination.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The loan has not been modified since the origination.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: An appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: An appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: An appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000110111110   Tape Value: 111111110000222112111111   Variance:    Variance %:    Comment: Payment history string is 112222222100103322232222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 011111011000000000000000   Tape Value: 111111211222000011111111   Variance:    Variance %:    Comment: Payment history string reversed is 222232223301002222222211.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 175 Tape Value: 184 Variance: -9 Variance %: -4.89130% Comment: Stated term is 175. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home has not been affixed. An appraisal report is missing from the loan file. According to tax document attached with updated title report located at “xx”, the subject property type is mobile home and also same document shows separate assessment for land and improvement.
However, the Affidavit of Affixation is not available in the loan file. The Alta-7 endorsement for mobile home does not attached with final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. A collections comment does not reflect any information regarding mobile home whether it is attached to a permanent foundation system or not. Hence, it is unable to determine whether the home has been attached to the permanent foundation."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. Following state disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
769987	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,620.72	11/xx/2023	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.450%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	4.000%	xx	01-xx-2013	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was xx. The chain of assignment is completed as the assignment of mortgage is currently with the xx. No active judgments or liens have been found. xxxx County Annual Taxes is due till xx/xx/xxxx for the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of xx.

Update:
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is xx. The current P&I is $xxx.xx and the interest rate is x.xx%.	Collections Comments: The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of xx. As per comment the reason for default is the borrower is impacted by covid-xx. The subject property has been occupied by owner. The borrower's intention is to keep the property. According to comment dated xx/xx/xxxx and inspection report dated xx/xx/xxxx located on xx, the subject property is owner occupied and it is in an axxge condition. Comment dated xx/xx/xxxx shows Borrower in Process of getting roof repaired. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim. According to the pacer the Debtor xx had filed bankruptcy under chapter-xx with the xx and the plan was confirmed on xx. Proof of Claim was filed by xx, which shows that the amount of secured claim is xx and the amount of arrearage is $xx,xxx.xx. Scheduled D Voluntary petition dated xx/xx/xxxx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx. Therefore the unsecured portion is $x.xx. Date of Last filing of Bankruptcy is xx. Currently loan is in active bankruptcy. Comment located on dated xx/xx/xxxx states, the borrower has been send an E-Mail to the servicer to inform him that he has been impacted by Pandemic. Servicing comment dated xx/xx/xxxx reveals that the forbearance plan was approved to the borrower for x months that was from xx. Total FB plan payment amount is $x,xxx.xx. The borrower accepted the plan but he has not been making any payment nevertheless. According to comment dated xx/xx/xxxx and inspection report dated xx/xx/xxxx located on xx, the subject property is owner occupied and it is in an axxge condition. Comment dated xx/xx/xxxx shows Borrower in Process of getting roof repaired. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.
Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in xxxx. The file was referred to an attorney on xx/xx/xxxx. The foreclosure is put on hold due to the loss mitigation.
Bankruptcy Comments:Debtor xx had filed bankruptcy under chapter-xx with the Case# xx-xxxxx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. Proof of Claim was filed by xx and the amount of arrearage is $xx,xxx.xx.Scheduled D Voluntary petition dated xx/xx/xxxx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx. Therefore the unsecured portion is $x.xx. Date of Last filing of Bankruptcy is xx. Currently loan is in active bankruptcy.	Loan modification agreement was made between the xx. The new modified rate is x.xx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx till the maturity date of xx/xx/xxxx.The current UPB is in the amount of xx out of which xx has been deferred. The New Principal Balance less the Deferred Prinicipal Balance less the Deferred Principal Balance shall referred to as the Interest Bearing Principal Balance ans this amount is xx. The Loan Modification Agreement consists of principle forgiven. As per MOD, the new modified principle balance is in the amount of xx in which xx is deferred. In addition to this, there is a provision that xx of the deferred principle balance is eligible for forgiveness. It’s been provided that the borrower will not be in default on his new payments for three full monthly consecutive payments. Then the lender shall reduce on each of the first, second & third anniversaries of xx/xx/xxxx. The deferred principle balance in installments is in equal to the one-third of the deferred principle reduction amount.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 363 |-xx-xx-3 |-xx-| -0.82644% Comment: Amort. Term Months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the review of collection comments, the foreclosure was initiated in 2020. The file was referred to an attorney on 09/xx/2020. The foreclosure is put on hold due to the loss mitigation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 295   Variance: 65   Variance %: 22.03389%   Comment: Loan Origination Maturity Term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.45000%   Tape Value: 4.00000%   Variance: 4.45000%   Variance %: 4.45000%   Comment: Original Stated Rate is 8.45%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: 3/xx/2017   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 10/xx/2037   Tape Value: 10/xx/2037   Variance: 2 (Days)   Variance %:    Comment: Stated Maturity Date is 10/xx/2037.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Property Type is PUD.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $792.62 Tape Value: $952.12 Variance: $-159.50 Variance %: -16.75209% Comment: Current Legal Status is Bankruptcy SDelinquent. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.  The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the New Georgia State. The following state disclosures are missing in the loan file; 1) Disclosure of Additional Fees. 2) Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom."
* Operative index value is unable to confirm (Lvl 2)     "As per note unable to determine the Operative Index Value."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
782055	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,269.56	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	Unavailable	Not Applicable	Yes	xx	Not Applicable	xx	5.875%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	631	650	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	3.625%	xx	01-xx-2013	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
Chain of assignment has not been completed. Currently, the assignment is with the xx
There is one junior mortgage against the subject property in the favor of xx
No active liens and judgments have been found.
First and second county installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
The loan was modified on xx between the borrower xx  As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx. The loan was modified in xx steps. The new maturity date is xx.
The borrower xx had filed bankruptcy under chapter xx with the case#xx. The debtor was discharged on xx and the case was terminated on xx.
As per the comment dated xx/xx/xxxx, the borrower is impacted by covid-xx. The comment dated xx/xx/xxxx shows the borrower is unemployed. The forbearance plan has been approved for xx months that began on xx/xx/xxxx till xx/xx/xxxx.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Update:-
As per the comment dated x/xx/xxxx, the loan modification request has been approved and new UPB was $xx,xxx.xx. Comment show new P&I in the amount of $xxx.xx with interest rate of x.x%. Unable to determine the current status of the MOD.
As per the tape data the borrower had filed for the bankruptcy on x/xx/xxxx under chapter xx. Further details were not provided.
As per the tape data the current status of the loan is bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter xx with the case# xx. The debtor was discharged onxx and the case was terminated on xx.

Update:-

As per the tape data the borrower had filed for the bankruptcy on xx under chapter xx. Further details were not provided.	The loan was modified on xx between the borrower xx. As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx. The loan was modified in xx steps. The new maturity date is xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 180 Tape Value: 405 |-xx-xx-225 |-xx-| -55.55555% Comment: Tape data term is modified term and is correct Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There was a post origination BK in 2014.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2020   Tape Value: 4/xx/2020   Variance: 68 (Days)   Variance %:    Comment: pay history shows last payment was receivedd and applied on 6/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 318   Variance: -138   Variance %: -43.39622%   Comment: Tape data term is modified term and is correct   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444432144444444444444444   Tape Value: 333323221111000000001000   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444441234444   Tape Value: 000100000000111122333333   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: the loan paid off a first and ssecond lien that was NOT a purchase money second making transaction a cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: The loan paid off a first and ssecond lien that was NOT a purchase money second making transaction a cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $61,665.39. The disclosed finance charge of $60,819.36 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $61,665.39. The disclosed finance charge of $60,819.36 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
784911	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$709.23	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.490%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	12.000%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently the assignment is with xx
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
The county first and second installments taxes for the year of xxxx have been paid in the total amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of xx.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:As per the review of collection comments, the borrower is performing with the loan. As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of xx.xxx %. As per the payment history the current UPB is $xx,xxx.xx.
The latest collection comment does not reflect the reason for default.
The loan was modified on x/xx/xxxx. The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on x/x/xxxx between the borrowers xx. As per the modified terms, the total new principal balance is xx out of which xx the lender agreed to forgive.
The borrower promise to pay the monthly P&I of $xxx.xx with an interest rate of xx.xxx % beginning from x/x/xxxx till the maturity date xx
Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note document the interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -1.63934%   Comment: The loan original Maturity term months are 240.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000100001000000000000   Tape Value: 110000005443332222221212   Variance:    Variance %:    Comment: The payment history string 01000040444433222221221.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000100001000000   Tape Value: 212122222333344500000011   Variance:    Variance %:    Comment: The payment history string reversed 122122222223344444040000010.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the Modification the total UPB is in the amount of xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: The stated Maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
Interest Rate Test: FAIL Loan Data12.490% Comparison Data11.500% Variance +0.990%"
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Ohio” State. The following disclosures are missing in the loan file.
1) Equal Credit Availability Notice
2) Insurance Tying Disclosure
																																																																																																								3) Non-Deposit Insurance Disclosure""		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
807382	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,316.95	11/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.688%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.768%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	xx	2.000%	xx	01-xx-2015	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of the assignment has been completed and currently the assignment is with xx.
That there are two active junior state tax lien against the borrower which is held by xx.
There is an active junior IRS Lien is against the borrower xx.
There are total three active junior civil judgments against the borrower for the total amount of $xx which is held by different plaintiff and were recorded on different dates.
The first installment county taxes for the year xxxx have been paid in the amount of $xxxx.xx on x/xx/xxxx and the second installment is due in the amount of $xxxx.xx till xx.
No prior years delinquent taxes have been found.

Update
As per the review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
That there are two active junior state tax lien against the borrower which is held by xx.
There is an active junior IRS Lien is against the borrower xx.
There are total three active junior civil judgments against the borrower for the total amount of $xx which is held by different plaintiff and were recorded on different dates.
The first installment of county taxes for xxxx is paid off in the amount of $x,xxx.xx on xx.
The second installment of county taxes for xxxx is paid off in the amount of $x,xxx.xx on xx.
No prior year delinquent taxes have been found pending.
Review of updated payment history as of xx/xx/xxxx, the borrower is delinquent with the loan from xx months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made by the borrower on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB is in the amount of xx till the due date xx/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxxx.xx and interest rate is x.xxx%.

Update:
As per review of the payment history dated as of x/xx/xxxx, the borrower has been delinquent for x months. The last payment received is unable to be determined. The next due date, as per tape, is x/xx/xxxx. The UPB is unavailable. The latest payment history is missing from xx/xx/xxxx to x/xx/xxxx and from x/xx/xxxx to xx/xx/xxxx.	Collections Comments:The current status of the loan is bankruptcy-delinquent and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made by the borrower on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB is in the amount of xx till the due date xx/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxxx.xx and interest rate is x.xxx%.
According to comment dated xx/xx/xxxx the reason for the delinquency cannot be ascertained because the borrower cannot be located or has not responded to the servicer's inquiries.
xxxx at the time of origination shows the borrower working as the xx.
The foreclosure proceedings were initiated on the loan by referring it to xx. The foreclosure complaint was filed with xx. The foreclosure sale is scheduled for xx, however, the sale is postponed due to as the debtor (Thompson) had filed Bankruptcy under chapter-xx on xx with the xx. The debtor is still in active in bankruptcy. Currently the foreclosure is on hold for COVID-xx pandemic from x/xx/xxxx and the projected hold end date was x/xx/xxxx. No further information is available.
The debtor (Thompson) had filed Bankruptcy under chapter-xx on xx with the xx and the plan was confirmed on xx. The Schedule-D in Voluntary petition shows $xx,xxx.xx as unsecured portion out of secured claim amount of xx and the value of collateral is xx on xx. The POC was filed on xx with the secured claim of xx with an arrearage of xx. The plan was confirmed on xx. The debtor has to pay $xxxx.xx per month for xx months. No further information is available.
The BPO report located at xx by xx dated xx the subject property is in axxge condition and no immediate repair or modernization is required.

No comments have been found stating that the borrower’s income has been affected by COVID-xx.

Update:
The current status of the loan is active bankruptcy.
The latest payment history is missing from the loan file. According to the payment history tape data as of xx, the borrower is current with the loan and the next due date for the regular payment is xx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is xx.
As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with xx. Further details not provided.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per servicing comment dated xx/xx/xxxx, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to xx. The foreclosure complaint was filed with xx. The foreclosure sale is scheduled for xx/xx/xxxx, however, the sale is postponed due to as the debtor xx had filed Bankruptcy under chapter-xx on xx with the xxx. The debtor is still in active in bankruptcy. Currently the foreclosure is on hold for COVID-xx pandemic from x/xx/xxxx and the projected hold end date was x/xx/xxxx. No further information is available.
Bankruptcy Comments:The debtorxxnd the plan was confirmed on xx. The Schedule-D in Voluntary petition shows xx as unsecured portion out of secured claim amount of xx and the value of collateral is xx on xx The POC was filed on xx with the secured claim of xx with an arrearage of xx. The plan was confirmed on xx. The debtor has to pay $xxxx.xx per month for xx months. No further information is available.	The loan was modified between the borrower and lender on x/x/xxxx with the Step amortization with the new principal balance of xx out of which $xx,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xxx% beginning from x/x/xxxx and the new maturity date is x/x/xxxx.	Credit Report HUD-1 Closing Statement Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 582 |-xx-xx-222 |-xx-| -38.14432% Comment: Amortization Term Months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Ba   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: CUrrent LEgal Status is Bankruptcy-Delinquent.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure is Yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI ? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 10/xx/2007   Tape Value: 4/xx/2015   Variance: -2739 (Days)   Variance %:    Comment: First Pay Change Date is 11/xx/2006.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 10/xx/2006   Tape Value: 4/xx/2015   Variance: -3104 (Days)   Variance %:    Comment: First Rate Change Date is 10/xx/2006.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 582   Variance: -222   Variance %: -38.14432%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential? is Yes.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: 10/xx/2021   Tape Value: 4/xx/2020   Variance: 548 (Days)   Variance %:    Comment: Next Pay Change Date is 11/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.68800%   Tape Value: 2.00000%   Variance: 6.68800%   Variance %: 6.68800%   Comment: Original Stated Rate is 8.6880%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: 8/xx/2016   Variance:    Variance %:    Comment: S&C Filling Date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1426.15 Variance: $-1426.15 Variance %: -100.00000% Comment: Suspense Balance per Payment History is $0.00. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file, however, the value are updated from estimated HUD-1 located at "xx" in order to run compliance ease."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "the loan was originated on xx and settled on xx.		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
842714	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,872.38	12/xx/2023	xx	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.350%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	4.889%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the mortgage is with the xx. There is a senior mortgage open against the property in the favor of xx in the amount of xx which was recorded on xx with xx. No active judgments or liens have been found. There is a xx open against the borrower in the favor of xx which was recorded on xx. First installment county taxes of the year xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.	The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.	Collections Comments:Loan is performing status. The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx. The debtor xx had filed Bankruptcy xx. This case was discharged on xx and it was terminated xx. The foreclosure was started in xx and the complaint was filed on xx with the case#xx. No further details have been found when this case closed. According to collection comment, no damages or repairs have been found.
Foreclosure Comments:The foreclosure was started in xx and the complaint was filed on xx with the case#xx. No further details have been found when this case closed.
Bankruptcy Comments:The debtor xx had filed Bankruptcy under xx. This case was discharged on xx and it was terminated xx	This is a conventional adjustment rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxxx% and a maturity date of the loan is xx. The P&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. The tape is also providing the information regarding the latest modification which was made on xx.	Affiliated Business Disclosure Credit Report	Field: Age of Loan Loan Value: 161 Tape Value: 13 |-xx-| 148 |-xx-| 1138.46153% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2509.93   Variance: $-2509.93   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is fixed   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Unavailable   Tape Value: 10/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Unavailable   Tape Value: 3.760%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Unavailable   Tape Value: 10/xx/2025   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Unavailable   Tape Value: 4.760%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Unavailable   Tape Value: 10/xx/2026   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Unavailable   Tape Value: 5.760%   Variance:    Variance %:    Comment: Mod step 3 rate is inavailable   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: Unavailable   Tape Value: 10/xx/2027   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Unavailable   Tape Value: 6.760%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: Unavailable   Tape Value: 10/xx/2028   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Unavailable   Tape Value: 7.760%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Unavailable   Tape Value: 10/xx/2019   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: xx
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 0mmmm111000000mmmmmmmmmm   Tape Value: 2110000000000000000000   Variance:    Variance %:    Comment: Payment history string is 0mmmm111000000mmmmmmmmmmm   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmmmmmm000000111mmmm0   Tape Value: 0000000000000000010112   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmm000000111mmmm0   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Unavailable   Tape Value: $57636.10   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx
Field: Stated Remaining Term Loan Value: 199 Tape Value: 467 Variance: -268 Variance %: -57.38758% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
935804	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,712.45	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	42.955%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xx The chain of assignment has been completed. No active judgments or liens have been found. Annual county taxes of the year xxxx are due on xx/xx/xxxx in the amount of $xx,xxx.xx.	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $x,xxx,xxx.xx.	Collections Comments:Loan is in collections. The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $x,xxx,xxx.xx. No foreclosure proceedings have been found in the recent xx months. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found. At the time of origination borrower was working as Dentist at “Heartland Dental/ Dellagio Dental Care” from xx years x months. As per comment dated x/xx/xxxx, the borrower income has been impacted by Covid-xx. The x months forbearance plan was approved from x/xx/xxxx to x/xx/xxxx. As per latest comment, x/xx/xxxx the reason for default is due to Covid-xx. No further details have been found.

Update: As per tape data as of xx/xx/xxxx, the current status of the loan is current. The borrower is current on the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxxxxxx.xx.
No evidence has been found regarding the foreclosure process or bankruptcy case.
As per tape data, subject property is occupied by owner.
The comment dated x/xx/xxxx shows that the subject property was damaged with a loss draft amount of $xxx,xxx.xx. The comment dated x/xx/xxxx shows that the borrower has been requested an additional $xxk for ongoing repairs. Further details were not found regarding damages and repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 18 |-xx-xx-9 |-xx-| -50.00000% Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000100000001000000000000   Tape Value: XXXXXXXXX001112223456789   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000100000001000   Tape Value: 987654322111100XXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 42.955%   Tape Value: 42.398%   Variance: 0.557%   Variance %: 0.55700%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 18.724%   Tape Value: 18.873%   Variance: -0.149%   Variance %: -0.14900%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 351 Tape Value: 342 Variance: 9 Variance %: 2.63157% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test and Revised Closing Disclosure Delivery Date Test (Waiting Period Required)"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.300%) is exceeded APOR (6.190%) by 0.110%. The APR threshold is 6.190% and the subject loan is escrowed one.  Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.300%    Allowed: 6.190%    Over by: +0.110%"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test.  The disclosed finance charge is $1,140,560.77 and allowed is $1,528,480.48 however it is undercharged by $387,919.71.  and TILA APR Test.  Disclosed APR is 5.202%  Allowed is 6.300% and it is under disclosed by 1.098%."
																																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 2/xx/2019 shows Transfer Taxes at $6,435.00, however Final CD dated 3/xx/2019 shows Transfer Taxes at $15,535.00. This is a fee increase of $9,100.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
964975	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,635.56	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Secondary	No	Not Applicable	Not Applicable	813	775	21.207%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the Pro-title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has been completed as the loan was originated with xx.
No active judgments or liens have been found.
The annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of xx.
Collections Comments:The present status of the loan is in performing.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. The last payment was received on xx. The current UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Currently, the borrower is working as xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 10/xx/2020   Variance: 1161 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: Mid Rise Condo (5-8 Stories)   Tape Value: Low Rise Condo (1-4 Stories)   Variance:    Variance %:    Comment: Mid Rise Condo.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) ") "The provided Seller’s tape is showing the alert that the Condo project is FNMA ineligible."	* Missing flood cert (Lvl 3) "The Flood Insurance Certificate is missing from the loan file."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
984460	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$371.66	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	98.292%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx.
There is a junior mortgage in the favor of MERS as nominee for xx in the amount of $x,xxx.xx which was recorded on xx
No active judgment or liens have been found.
The annual combined taxes of xxxx are due in the amount of $xxx.xx.
The annual combined taxes of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The tape data states that the loan is in the bankruptcy and the next due date for the payment is xx. The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is xx. The last payment was received on xx. The UPB reflected is in the amount of xx till the due date of x/xx/xxxx. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: 12/xx/2023 Tape Value: 5/xx/2020 |-xx-| 1319 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post close DTI per 1003 is 98.292%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Post close Housing ratio per 1003 is 60.324%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "**Duplicate finding**
The revised loan estimate delivery date xx is after the initial closing disclosure delivery date xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Complianceease risk indicator is Moderate due to the loan failed the below tests:

The revised loan estimate delivery date xx is after the initial closing disclosure delivery date xx.

The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 98.292% as the Borrower income was $1,561.81 and total expenses are in the amount of $1,535.14 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 32.43%."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing the alert that the subject loan is EPD  and in Bankruptcy. Source documents to verify the alert is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "As per document located at #xx is showing the loan was locked on 10/xx/2018. However such executed copy of Rate Lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to verify borrower's ATR. Unable to verify borrower's ATR. The borrower's Income is considered from his current employer WVOE (Locator#xx) & previous employer's prior 2 years W2. The borrower's last 2 years Income has decreasing trend.

The borrower's current year's (2018) YTD is not supporting to his Base Income since unable to verify borrower's prevoius employer's (xx) Income for 2018 to verify borrower current year YTD. Hence, considered the lowest axxge income ($1,561.81) for qualification. SOL expired, downgraded to LVL2."
* DTI > 60% (Lvl 2)     "The borrower's DTI is exceeded 60% since the Borrower income was $1,561.81 and total expenses are in the amount of $1,535.14 and the loan was underwritten by AUS/DU. SOL expired, downgraded to LVL2."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 98.292% as the Borrower income was $1,561.81 and total expenses are in the amount of $1,535.14 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 32.43%.

																																																																																																								The borrower's Income is considered from his current employer WVOE (xx) & previous employer's prior 2 years W2. The borrower's last 2 years Income has decreasing trend. The borrower's current year's YTD is not supporting to his Base Income since unable to verify borrower's previous employer's (xx where he had been working from 7/xx/2015 to 6/xx/2018) Income for 2018. Hence, considered the lowest axxge income ($1,561.81) for qualification. SOL expired, downgraded to LVL2."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1002727	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$469.29	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.940%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	25.149%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2015 12:00:00 AM	xx	xx	5.720%	xx	8/xx/2015 12:00:00 AM	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx which was recorded on xx
The chain of assignment has been completed. The current assignment is with xx
There are x civil judgments against the borrower recorded on different dates with the different plaintiffs in the total amount of $xx.
There are x IRS liens against the borrower xx in favor of xx in the total amount of $xx.
The 1st half and 2nd half county taxes for the year of xxxx are due in the total amount of $xxx.xx.
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xx,xxx.xx with deferred balance of $xx,xxx.xx and interest bearing amount of $x,xxx.xx. The borrower promised to pay $xxx.xx monthly with interest rate of x.xx%. The first modified payment date is xx and the maturity is xx. There is no balloon payment.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xx,xxx.xx with deferred balance of $xx,xxx.xx and interest bearing amount of $x,xxx.xx. The borrower promised to pay $xxx.xx monthly with interest rate of x.xx%. The first modified payment date is xx and the maturity is xx. There is no balloon payment.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 003210000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000012300   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 358 Tape Value: 359 Variance: -1 Variance %: -0.27855% Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* ComplianceEase HOEPA Test Failed (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to one of the following findings: ( 12
CFR §1026.35 , transferred from 12 CFR §226.35 as enacted in 2008 )
The loan is a higher-priced mortgage loan and the document type of the loan is "No Asset Verification," "No Asset or
Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or
The documentation type of the loan was not provided. The documentation type is one of sexxl factors that should be considered when making any higher-priced mortgage loan.
PLEASE NOTE: This result is not a determination that the creditor analyzed the borrower's ability to repay a higher-priced mortgage loan based on 12 CFR §1026.35.
See HOEPA Higher-Priced Mortgage Loan Repayment Ability Alert (below) for full repayment ability requirements.

This loan failed the HOEPA higher-priced mortgage loan test. ( 12 CFR §1026.35(a)(1) , transferred from 12 CFR
§226.35(a)(1) as enacted in 2008 )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced mortgage loans even if the additional conditions are met."
* ComplianceEase Risk Indicator is "Critical" (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test.

This loan failed the HOEPA higher-priced mortgage loan test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the home loan documentation type test. ( NM SB 342 §56 , NMSA §58-21A-4(C))
This loan's documentation type was either not provided or is "No Documentation," or "No Income Verification," or "No Asset or
Income Verification," or is a non-FHA or VA "Streamline Refinance" loan.
PLEASE NOTE: This result is not a determination that the creditor has documented and considered the borrower's reasonable ability to repay the loan pursuant to its terms.
See High-Cost Home Loan Repayment Ability Legislative Summary Alert (below) for full repayment ability requirements.

This loan failed the grace period test. ( NM SB 342 §56 , NMSA §58-21A-4(K)(2))
The home loan assesses a late payment fee for a payment past due for less than 15 days."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Critical	Fail	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1087196	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$940.13	04/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.418%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	6.480%	xx	01-xx-2019	Financial Hardship	Review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated xx.
There is one junior open mortgage in the amount xx.
There is one civil judgment against xx.
Annual Combined taxes for xxxx are paid in the amount of $xxx.xx on xx/xx/xxxx.
The current UPB is $xxx,xxx.xx. The last payment has been received on x/xx/xxxx which has been applied for the due date of xx/xx/xxxx. The loan is next due for xx/xx/xxxx. The borrower is xx months behind his scheduled payments.	Collections Comments:As per the collection comments the loan is in active bankruptcy. Borrower filed chapter xx bankruptcy on xx and the plan was confirmed on xx. The POC was filed on xx then the APOC was filed on xx with the secured claim amount of xx and amount of arrears of $xxxx.xx.As per the confirmed plan borrower needs to pay $xxxx.xx per month which includes the arrearage amount of $xxxx.xx. The current UPB is $xxx,xxx.xx. The last payment has been received on x/xx/xxxx which has been applied for the due date of xx/xx/xxxx. The loan is next due for xx/xx/xxxx. The borrower is xx months behind his scheduled payments.
No damages are reported in the comments.
Annual Combined taxes for xxxx are paid in the amount of $xxx.xx on xx/xx/xxxx.
Update:
The current status of the loan is active bankruptcy.
As per the servicing comment dated xx/xx/xxxx, the reason for default is curtailment of Income.
According to the servicing comments dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with xx and bankruptcy still active.
As per servicing comments dated xx/xx/xxxx, the subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower filed chapter xx bankruptcy on xx and the plan was confirmed on xx. The POC was filed on xx then the APOC was filed on xx with the secured claim amount of xx and amount of arrears of $x,xxx.xx.As per the confirmed plan borrower needs to pay $x,xxx.xx.	As per the step modification agreement dated xx/xx/xxxx made between xx.
The new principal balance amount is xx to be paid at the rate of interest of x.xxx% and P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx.
Credit Application	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: N/A Tape Source: Initial Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $0.00   Tape Value: $2457.22   Variance: $-2457.22   Variance %: -100.00000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 7/xx/1999   Tape Value: 2/xx/2019   Variance: -7155 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2019   Tape Value: 2/xx/2024   Variance: -1826 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 6.480%   Tape Value: 7.048%   Variance: -0.568%   Variance %: -0.56800%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2025   Variance: -366 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 7.048%   Tape Value: 7.703%   Variance: -0.655%   Variance %: -0.65500%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.41760%   Tape Value: 9.42000%   Variance: -0.00240%   Variance %: -0.00240%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444441101234444444444444   Tape Value: 999911C12345567899999999   Variance:    Variance %:    Comment: The payment history string is 44444110123444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444432101144444   Tape Value: 99999999856554321C199999   Variance:    Variance %:    Comment: The payment history string is 44444110123444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application along with initial application is missing in the loan file."
* Credit score not provided (Lvl 2)     "Credit reports are available, but both BWRs all fico scores are not available in the report."
																																																																																																								* LTV or CLTV exceeds 104% (Lvl 2) "Considered the appraised value of $93000.00 which is less than the loan amount of xx hence the LTV is more than 100%."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1174289	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,725.46	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	38.763%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	4.500%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx the subject mortgage was XX.

The chain of assignment has not been completed. The current assignment of mortgage xx.

There is one HOA lien against the subject property. The lien is in the favor of xx.

There are multiple state tax liens against the borrower’s common name xx. The liens are in the favor of S xx.

There are multiple IRS liens against the borrower common name xx. The liens are in the favor of xx.

There are multiple civil judgments against the borrower’s common name xx. The liens are in the favor of different plaintiff’s xx.

The combined annual installment taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. As per seller’s tape data, the current UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. As per seller’s tape data, the current UPB reflected is in the amount of $xx. The collection comment dated xx/xx/xxxx states the reason for default is excessive obligations/illness of borrower. The foreclosure was initiated. The file was referred to an attorney on xx/xx/xxxx. The complaint filing is unable to determine. The sale was scheduled on xx/xx/xxxx. The sale was postponed to xx/xx/xxxx as the borrower approved for trial payment plan. The sale was again scheduled for xx/xx/xxxx. The collection comment dated xx/xx/xxxx states the file has been placed on hold for loss mitigation workout. The collection comment dated xx/xx/xxxx states the attorney acknowledges request to file dismissal/rescind FC actions as the loan was modified on xx/xx/xxxx. The collection comment dated xx/xx/xxxx states the FC dismissal/rescission has been filed. The collection comment dated xx/xx/xxxx states the borrower was in hospital had pneumonia not due to covid-xx virus. No comments have been found regarding the borrower’s income impacted due to covid-xx pandemic. There are no comments found regarding the subject property condition.

Update: As per tape data as of xx/xx/xxxx, the current status of the loan is current. The borrower is current on the loan, and the next due date is xx/xx/xxxx. The current UPB is $ xx.
As per tape data, the subject property is occupied by the owner.
No visible damages or repairs have been found.
The review of tape data shows that foreclosure was initiated in xxxx. Further details not found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx. The complaint filing is unable to determine. The sale was scheduled on xx  The sale was postponed to xx as the borrower approved for trial payment plan.  The sale was again scheduled for xx The collection comment dated xx/xx/xxxx states the file has been placed on hold for loss mitigation workout. The collection comment dated xx/xx/xxxx states the attorney acknowledges request to file dismissal/rescind FC actions as the loan was modified on xx The collection comment dated xx/xx/xxxx states the FC dismissal/rescission has been filed.

Update: The review of tape data shows that foreclosure was initiated in xxxx. Further details not found.

Bankruptcy Comments:Not Applicable	According to the loan modification agreement, the loan was modified on xx/xx/xxxx between the borrower xx. The new modified principal balance is in the amount of $xx. The borrower promises to pay P&I in the amount of $xxx.xx with interest rate starting at x.xxx% beginning from xx/xx/xxxx. The maturity date is xx/xx/xxxx. There is no deferred principal balance or principal forgiven amount mention in the modification agreement.	Affiliated Business Disclosure Condo/PUD Rider Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per comments history, the foreclosure was initiated and the foreclosure has been dismissed on 12/xx/2019.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2019   Tape Value: 11/xx/2019   Variance: -20 (Days)   Variance %:    Comment: As per modification agreement, the last modified on 10/xx/2019. However, the tape data reflects on 11/xx/2019.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 7/xx/2006   Tape Value: 12/xx/2019   Variance: -4901 (Days)   Variance %:    Comment: As per note, the first payment date is 07/xx/2006.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 480   Tape Value: 360   Variance: 120   Variance %: 33.33333%   Comment: As per modification agreement, loan original maturity terms are 480 months. However, the tape data reflects 360 months.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 004444444444444444444444   Tape Value: 99889999999999C112233223   Variance:    Variance %:    Comment: As per payment history string is 32102233210MMMMMMMMMM4444. However, the tape data reflects string is 9999999888999C112233223.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444400   Tape Value: 322332211999999999988899   Variance:    Variance %:    Comment: As per payment history string reversed is 444MMMMMMMMM012333220123. However, the tape data reflects string is 3223322119999999888999.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx  Tape Value: xx  Variance:    Variance %:    Comment: As per note, the subject property address is xx. However, the tape data reflects address is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report, subject property type is PUD. However, the tape data reflects Single Family. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Bona Fide Discount Points Test: FAIL"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test.
This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* Condo / PUD rider Missing (Lvl 2)     "Appraisal shows property type PUD . PUD rider is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "The final TIL in not executed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1279592	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,404.43	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.999%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Yes	Yes	No	641	617	48.335%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has not been completed. Currently, the assignment is from xx.
Dispositions xx.
There is one active mortgage prior to origination dated on xx.
Annual combined taxes of the year xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. According to adjustment of terms agreement dated xx/xx/xxxx located at "xx the monthly payment (P&I) has been changed to $xxx.xx which was effective from xx/xx/xxxx. According to the latest payment history as of xx/xx/xxxx, the current interest rate is x.xxx% and P&I is $xxx.xx. No foreclosure/bankruptcy activity has been found. According to comment dated xx/xx/xxxx, the borrower stated that she had house repairs. Nature and amount of repair have not been mentioned in the collection comment. No further comment regarding repair has been found. Hence it is unable to determine whether repairs have been completed or not.
According to comment dated xx/xx/xxxx, the co-borrower had deceased. However, no death certificate has been found in the loan file.
Current occupancy of the subject property is unable to be determined from the collection comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 479 |-xx-xx-119 |-xx-| -24.84342% Comment: Amortization terms are 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2540.16   Variance: $-2540.16   Variance %: -100.00000%   Comment: Not found.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 11/xx/2008   Variance:    Variance %:    Comment: The loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $261.42   Tape Value: $0.00   Variance: $261.42   Variance %:    Comment: Escrow advance balance is $261.42.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 479   Variance: -119   Variance %: -24.84342%   Comment: Stated maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $150000.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original standard LTV is unable to determine.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000001000000000000   Tape Value: CCCCCCC1CCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string is 0111111000000000000100000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000100000000000   Tape Value: CCCCCCCCCCCCCCCC1CCCCCCC   Variance:    Variance %:    Comment: Payment history string reversed is 0000010000000011111110.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance is Debt Consolidation.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/xx/2038   Tape Value: 5/xx/2048   Variance: -3622 (Days)   Variance %:    Comment: Stated maturity date is 06/xx/2038.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: Manufactured Housing   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $105894.27 Tape Value: $106150.10 Variance: $-255.83 Variance %: -0.24100% Comment: Current principal balance is $105894.27. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) ""Home has not been affixed. Appraisal report at the time of origination is missing from the loan file. According to the appraisal report dated 10/xx/2006 located at xx, the subject property type is manufactured home The Affidavit of Affixation is not available in the loan file. The Alta-7 endorsement for manufactured home not attached with the title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Hence, it is unable to determine whether the home has been attached to the permanent foundation.""	* Application Missing (Lvl 2) "Final loan application is missing from the loan file. However, values are updated from initial application located at "xx"."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maine State. Following state disclosures are missing from the loan file:
Title Attorney Disclosure
Choice of Insurance Notice
																																																																																																								Withholding Tax Disclosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1375123	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,377.95	12/xx/2023	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	636	642	34.268%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	2.000%	xx	01-xx-2013	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is from xx which was recorded on xx.
There are two civil judgment against the borrower, first with the favor of xx for the amount of xx recorded on xx  and second with the of xx for the amount of xx recorded on xx.
County annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of x/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is x/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the foreclosure and the next due date is x/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was modified. As per the Notice of Lis Pendency document located on xx, the complaint was filed on xx. No further details have been found regarding foreclosure. The loan was modified on x/xx/xxxx. As per the comment dated x/xx/xxxx, the foreclosure was re-reinitiated in xx and the file was referred to attorney on xx. The reprojected bankruptcy was active on xx. However, the foreclosure was put on hold due to loss mitigation. As per the comment dated x/xx/xxxx, sent the request for the reinstatement. The loss mitigation application was received on xx. No further details have been found regarding foreclosure. The borrower did not file bankruptcy. As per the comment dated x/xx/xxxx, the reason for default is curtailment of income. No further details have been found regarding Covid-xx. As per the comment dated x/xx/xxxx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:As per the Notice of Lis Pendency document located on “xx", the complaint was filed on xx. No further details have been found regarding foreclosure. The loan was modified on x/xx/xxxx. As per the comment dated x/xx/xxxx, the foreclosure was re-reinitiated in xx and the file was referred to attorney on xx. The reprojected bankruptcy was active  on xx. However, the foreclosure was put on hold due to loss mitigation. As per the comment dated x/xx/xxxx, sent the request for the reinstatement. The loss mitigation application was received on x/xx/xxxx. No further details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/x/xxxx between the borrower xx and lender "xx”. As per the modified terms, the new principal balance is $xx,xxx.xx. The principal forgiven amount is $xxx,xxx.xx. The Combined principal balance is $xxx,xxx.xx. There are x steps of modification. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till maturity date of xx/x/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 564 |-xx-xx-204 |-xx-| -36.17021% Comment: Amortization term month as 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Ballon indicator is no.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower's income is imapcted by Covid1-19.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type as step   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 562   Variance: -202   Variance %: -35.94306%   Comment: Loan original maturity term month as 360   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999998765432110212211111   Variance:    Variance %:    Comment: Payemnt history string as 444444444444MMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 111112212111234567899999   Variance:    Variance %:    Comment: Payment history string reversed as MMMMMMMMMMM444444444444   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 34.268%   Tape Value: 3405.000%   Variance: -3370.732%   Variance %: -3370.73200%   Comment: Pose close DTI per 1003 is 34.268%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 12/xx/2052 Tape Value: 1/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date as 12/xx/2052. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is xx fixed loan. Mortgage Insurance Certificate is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1424550	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$878.06	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.730%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	10.730%	xx	01-xx-2019	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx with xx and was recorded on xx with Instrument# Book#/Page# xx in the amount of xx.Chain of the assignment is complete. No active judgments or liens found against the borrower/Subject property. No prior delinquency taxes are found.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied for the due date of x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied for the due date of x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xx,xxx.xx.
The property is owner occupied and in good condition. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement made between borrower xx and xx (“Servicer”) on xx. As per the modified term the new principal balance $xx,xxx.xx. Borrower promise to pay $xxx.xx monthly with modified interest rate of xx.xxx% beginning from xx with a maturity date of xx	Credit Application Credit Report	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Mi is n/a. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interst calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Comment: Mod step 1 date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 10.730%   Tape Value: 11.730%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step rate is 10.730%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000055555555   Variance:    Variance %:    Comment: Payment hidtory string is 000000000000000000MMMMM444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 555555550000000000000000   Variance:    Variance %:    Comment: Payment hidtory string is 444MMM000000000000000000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance Per Application is UN.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: Result: FAIL; Laon Data:  11.730% ; Comparison Data: 6.500%; Variance: +5.230%.

This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1469395	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,976.62	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.210%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	651	605	34.339%	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2016 12:00:00 AM	xx	xx	3.140%	xx	01-xx-2017	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx, which was recorded on xx.
The chain of the assignment has not been completed. The latest assignment is with xx which was recorded on xx. However, the missing assignment is to “xx”.
There is an active civil judgment against the borrower xx in the favor of xx in the amount of $xx which was recorded on xx.
First and second installment taxes are due on xx/xx/xxxx and xx/xx/xxxx each in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
Unable to determine the reason for the default from the available servicing comments.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest available months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower “xx” had filed for bankruptcy under Chapter-xx with case# xx on xx and the plan was confirmed on xx. The POC was filed by the creditor xx. on xx with the POC amount of xx and the amount of arrearage is $xxx,xxx.xx. As per the order confirming chapter xx plans the debtor was supposed to pay to the trustee x-x in the amount of $x,xxx.xx and xx-xx months for the amount of $x,xxx.xx for the total amount of $xxx,xxx.xx to the trustee. The Schedule-D in Voluntary petition shows xx as an unsecured portion out of claim amount of xx. The MFR was filed on xx and it was terminated on xx. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx.	The step modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xx”. The interest bearing principal Balance is $xxx,xxx.xx with interest rate x.xxx% which steps up in x steps ending at x.xx%.
The unpaid principal balance is $xxx,xxx.xxand the lender had deferred the principal amount of $xx,xxx.xx from the new principal balance. Hence, the interest-bearing amount is $xxx,xxx.xx. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx/xx/xxxx. The loan has been modified twice since origination.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: The lender does not require MI. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No REO found.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2017   Tape Value: 12/xx/2021   Variance: -1795 (Days)   Variance %:    Comment: As per the mod, the mod step 1 date is 01/xx/2017.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.140%   Tape Value: 4.000%   Variance: -0.860%   Variance %: -0.86000%   Comment: As per the mod, the mod step 1 rate is 3.140%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000044444   Tape Value: 777777866555556676666678   Variance:    Variance %:    Comment: The payment history string is 4444432144444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444440000000000000000000   Tape Value: 876666676555555668777777   Variance:    Variance %:    Comment: The payment history string reversed is 444444444444444412344444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: The purose of transaction per hud-1 is Cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per the final hud-1 document, the settlement date is 04/xx/2006 which is not consistent with the note date 04/xx/2006."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the final hud-1 document, the settlement date is xx which is different from the original note date xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1556817	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,908.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	509	485	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/xx/2019	xx	Not Applicable	4.625%	xx	06/xx/2019	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. xx
x) There is an active Credit Card judgment against the borrower in the favor of xx for the amount of $xx.
x) There is state tax lien in the favor of State of xx.
x) There are two active HOA liens on the subject property which was recorded on xx/xx/xxxx and x/xx/xxxx in favor of xx
The second installment county taxes of xxxx are due in the amount $xxxx.xx for the due date xx/xx/xxxx. The first installment county taxes of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.

Update:
Update: According to a review of the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The date of the last payment received is not available. The interest rate is x.xxx%, and P&I is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The loan modification agreement was made on x/xx/xxxx between the borrower xx. The borrower promises to make monthly payment of $xxxx.xx with the interest rate of x.xxx% beginning from x/xx/xxxx till the maturity date of xx/xx/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on x/xx/xxxx between the borrower X X X, X X X and lender X X X. The borrower promises to make monthly payment of $xxxx.xx with the interest rate of x.xxx% beginning from x/x/xxxx till the maturity date of xx/x/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: xx. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 246   Variance: 114   Variance %: 46.34146%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000004444321110   Tape Value: 00000000000000A999987654   Variance:    Variance %:    Comment: PH string is 0000000000000000MMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 011123444400000000000000   Tape Value: 456789999000000000000000   Variance:    Variance %:    Comment: PH string reversed is MMMMMMMMMM0000000000000000.   Tape Source: Initial   Tape Type:
xx:
xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $146081.18 Tape Value: $165382.43 Variance: $-19301.25 Variance %: -11.67067% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test.
IN License Validation Test: FAIL
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* Credit Score for borrower is less than 500 (Lvl 2)     "Credit score for borrower is les than 500."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1582849	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,224.20	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/xx/2009	xx	Not Applicable	4.750%	xx	03/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. The latest assignment is withxx
There is a credit card judgment in the favor of xx.
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx
1st installment of combined jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on x/xx/xxxx.
2nd installment of combined jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on x/xx/xxxx.
4th installment of combined jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
3rd installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
The utility jurisdiction tax of xxxx has been scheduled for tax sale in the amount of $xxx.xx which is due on xx/xx/xxxx and good through till xx/xx/xxxx.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
The loan modification agreement was made between (borrower) xx
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower xx. The plan was confirmed on x/xx/xxxx. The POC was filed on x/xx/xxxx, with the secured claim amount of $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.  As per the chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for xx months. The MFR was filed on xx/xx/xxxx. The date of the last filing is x/xx/xxxx.

This loan modification agreement was made between (borrower) x and (Lender) x. on x/xx/xxxx.
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from x/x/xxxx. The maturity is x/x/xxxx. There is no provision for the balloon payment.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Number Of Units Loan Value: 1 Tape Value: 0 |-xx-| 1 |-xx-| Comment: 1 Tape Source: Initial Tape Type:
xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999699   Variance:    Variance %:    Comment: String is 210333333344444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 996999999999999999999999   Variance:    Variance %:    Comment: String reversed is 444444444444443333333012.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $106840.16 Tape Value: $107134.24 Variance: $-294.08 Variance %: -0.27449% Comment: $106,840.16. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/Estimated HUD-1 and Itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "The final loan application / 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject  property is located in New Jersey. The following disclosures are missing from the loan file.
1. NJ Attorney Disclosure
2. Unacceptability of Insurance Notice
3. Attorney Disclosure II
4. Tax Bill Information
5. Private Well Testing
6. Choice of Insurer Disclosure
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1666858	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	67.549%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of the assignment has not been completed. The latest assignment is from xx which was recorded on xx However, the missing assignment is to xx
There is an open senior mortgage against the subject property in the favor of xx in the amount of xx which was recorded on xx
There is a junior mortgage against the subject property in the favor of xx in the amount of xx which was recorded on xx
There is two active judgment against the borrower xx, the first in the favor of xx in the amount of xx which was recorded on xx and the second in the favor of xx in the amount of xx which was recorded on xx
Annual combined taxes for the year of xxxx have been exempted.
No prior years delinquent taxes have been found.

As per the review of payment history as of x/xx/xxxx, the borrower is delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. As per the seller tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in the collection. As per the review of payment history as of x/xx/xxxx, the borrower is delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. As per the seller tape data the UPB is in the amount of $xx,xxx.xx.
The reason for the default of the borrower was the illness of the borrower.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Update-
The loan is currently in bankruptcy.
The borrower had filed bankruptcy under chapter-xx with the case# xx. As per comment dated xx the notice of payment change was filed on xx  The same dated comment shows the notice and order granting trustee's motion to modify confirmed plan increasing plan payments in the amount of $xxx.xx signed on xx
The post-closing details regarding the foreclosure have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-xx with the case# xx. As per comment dated xx the notice of payment change was filed on xx The same dated comment shows the notice and order granting trustee's motion to modify confirmed plan increasing plan payments in the amount of $xxx.xx signed on xx	Not Applicable	Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2411.70   Variance: $-2411.70   Variance %: -100.00000%   Comment: The deferred balance is $0.00.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclsoure activity has been found.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The Note reflects the subject property address is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: No cash to or non mortgage payment has been found from the Hud-1 document. Hence, it is refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: FAIL Loan Data36Months Comparison Data 0 Variance Months 36Months.
GSE (Freddie Mac public guidelines) Predatory Lending Guidance.
GSE (Freddie Mac public guidelines) Points and Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: FAIL Loan Data36Months Comparison Data 0 Variance Months 36Months."
* DTI > 60% (Lvl 2)     "As per 1003 dated xx the total monthly income is in the amount of xx and the total monthly expenses are in the amount of xx Hence, the DTI >60%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1789020	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,265.25	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with xx. The chain of assignment has not been completed. Currently, the assignment is missing with “xx”. There is no lien/judgment against the subject property/borrower. Annual taxes have been paid in the amount of $x,xxx.xx. No delinquent taxes have been found for the prior years.	According to a review of the payment history as of x/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is delinquent under bankruptcy.
According to a review of the payment history as of x/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is x/xx/xxxx.  The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
AS per collection comments review, borrower’s intention is to keep the property. Property is in axxge condition and no evidence of damage has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the xx report, the borrower xx had filed bankruptcy on xx with case# xx under chapter xx. Plan has been confirmed on xx. The POC was filed on xx states that the amount of secured claim is xx with arrearage amount of $x,xxx.xx. Date of last filing is xx.	Not Applicable	Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Next Rate Change Date   Loan Value: 5/xx/2021   Tape Value: 11/xx/2020   Variance: 181 (Days)   Variance %:    Comment: Next rate change date is 5/xx/21   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Variance: $2869.88   Variance %: 3.75005%   Comment: Original balance is xx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Payment History String   Loan Value: 000000000000000111100000   Tape Value: 689995556644543331223334   Variance:    Variance %:    Comment: Reversed payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000001111000000000000000 Tape Value: 433322133545446655599986 Variance: Variance %: Comment: Reversed payment history string is 444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Tennessee State. The following state disclosures are missing in the loan files.

1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer Document is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1877917	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$942.94	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	360	xx	xx	Not Applicable	HELOC	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2015 12:00:00 AM	xx	Not Applicable	2.500%	xx	01-xx-2015	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender “xx” for the amount of xx which was recorded on xx
The chain of assignment has not been completed. Currently, the assignment is with the “xx” which was recorded on xx However, the correct assignment should be with the “xx”.
No, any active liens and judgments have been found.
Annual county taxes for the year of xxxx have been paid in the amount of xx
No, any prior year delinquent taxes have been found.

Update:-
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the lender “xx” for the amount of xx which was recorded on xx
There is a civil judgment against the borrower “xx” in the amount of xx which was filed by the plaintiff ”xx” and recorded on xx
The county taxes for xxxx are paid in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is does not reflected in the available payment history. As per the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is does not reflected in the available payment history. As per the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of $xxx,xxx.xx.
The loan modification agreement was done between xx (borrower) and xx(Servicer) on xx As per modified terms, the new unpaid principal balance is xx  Borrower promises to pay with the interest rate of x.xxx% and the P&I is $xxx.xx beginning from xx New maturity date is xx This is step modification.
The borrower did not file bankruptcy yet.
No, any foreclosure activity has been found.
As per the comment dated xx/xx/xxxx, the borrower is still hospitalized. Also, the same comment stated that the borrower is facing major financial difficulty due to health issue. No, any details have been found regarding covid-xx.
The subject property is owner occupied with axxge condition. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was done between xx and xx borrower) andxx. (Servicer) on xx/xx/xxxx. As per modified terms, the new unpaid principal balance is $xxx,xxx.xx. Borrower promises to pay with the interest rate of x.xxx% and the P&I is $xxx.xx beginning from xx/x/xxxx. New maturity date is x/x/xxxx. This is step modification.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -3 (Days)   Variance %:    Comment: As per payment NOTE, the first payment date xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2018   Tape Value: 12/xx/2020   Variance: -731 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.500%   Tape Value: 5.500%   Variance: -2.000%   Variance %: -2.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 12/xx/2019   Tape Value: 12/xx/2021   Variance: -731 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.500%   Tape Value: 6.000%   Variance: -1.500%   Variance %: -1.50000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per NOTE, the original OPB is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 10.00000% Tape Value: 2.01000% Variance: 7.99000% Variance %: 7.99000% Comment: As per NOTE, the stated original rate of interest is 10.000%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the appraisal report dated xx which is located at “xx, the appraisal value is xx which is less than the original loan amount $155,000.00. However, the LTC or CLTV exceeds xx
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1990221	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,839.85	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.180%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	635	617	31.066%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2009	xx	Not Applicable	5.250%	xx	01-xx-2009	Financial Hardship	The Updated Title Report dated x/xx/xxxx reflects the subject mortgage is in xx. The chain of assignments is not complete. The latest assignment was to xx and recorded on xx.
The current property owners are not the original borrowers.  The current owners of record reflect as "xx".  A Grant Deed dated xx and recorded xx reflects the property was vested from "xx" to "xx" under Instrument #xx.
There is a 2nd Mortgage with xx in the amount of xx dated xx and recorded xx.
The active judgments and liens reflects x State Tax Liens, x IRS Tax Liens, x Judgments, x Child Support Lien, and x Notice of Certification as Dangerous xxlding.
The x State Tax Liens total xx  with xx and show as follows:
xx recorded xx.
- xx recorded xx
- $xx recorded xx.
The x IRS Tax Liens total xx with the xx and are as follows:
- xx recorded xx.
- xx recorded xx.
- xx recorded xx.
- xx recorded xx.
The Child Support Lien is with the County of xx. and was recorded on xx with no amount listed.
The Notice of Certification as Dangerous xxlding reflects an amount of xx and was recorded on xx.  The Notice was provided on pg.xx of the updated title report and states the property "Is hereby declared as a dangerous xxlding as defined under xx City Code, Chapter xx, Article III, in the City of xx, and that the last known owner as shown on the last equalized tax roll has been so notified.  Title or refinancing may occur only after abating the violation(s), paying a minimum administrative fee of xx, in addition all permit fees and penalties AND obtaining a written release from the City of xx."  This Notice was dated xx and was signed by xx, xxlding and Safety Coordinator, City of xx.  There were no further details on the Notice to show what the violations are that are making the xxlding declared as dangerous.
There are x Judgments as follows:
- Civil Judgment with xx in the amount of xx recorded xx
- Civil Judgment with xx in the amount of xx recorded xx.
- Civil Judgment with xx in the amount of xx recorded xx.
- Credit Card Judgment with xx in the amount of xx recorded xx.
The title searcher noted under "Judgment Notes" that the Owner in the chain or Borrower has a Common Name in the county resulting in many judgments matching by name and unable to be dismissed.
The Annual Tax Amount is $x,xxx.xx.
The xxxx County 1st half taxes were paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The xxxx County 2nd half taxes were paid on x/xx/xxxx in the amount of $x,xxx.xx.	The loan is current and performing and next due for the x/xx/xxxx payment. The last payment was received on x/xx/xxxx in the amount of $xk and was applied to the July xxxx payment ($x,xxx.xx) and principal for the August xxxx payment ($xx.xx). The current P&I is $x,xxx.xx, PITI is $x,xxx.xx, rate is x.x%, and the current UPB reflects as per the payment history in the amount of $xxx,xxx.xx.	Collections Comments:The loan is current and performing and next due for the x/xx/xxxx payment. The last payment was received on x/xx/xxxx in the amount of $xk and was applied to the July xxxx payment ($x,xxx.xx) and principal for the August xxxx payment ($xx.xx). The current P&I is $x,xxx.xx, PITI is $x,xxx.xx, rate is x.x%, and the current UPB reflects as per the payment history in the amount of $xxx,xxx.xx.
The loan has been modified at least x times since origination; on x/xx/xxxx, x/xx/xxxx with the latest dated x/xx/xxxx.
The loan modification agreement was done between (borrower) and xx(servicer) on xx.  The new principal balance reflects xx.  Borrower promises to pay UPB with a Step Interest Rate starting at x.xx% with interest only payments of $x,xxx.xx beginning x/xx/xxxx.  The Step Rate changes in x steps with interest only for the first x years.  The rate ends at x.x% with P&I payments from x/xx/xxxx until the new maturity date of x/xx/xxxx.
The servicing comments provided from the current servicer begin on xx and shows the borrower was a xxand was forced into xx because of his health.  His income now is only xx.
Authorized xrd Party contact on the account is xx.  Servicing comment dated x/xx/xxxx reflects the AxP called and advised the servicer that they are unable to make payments due to reduced hours and was inquiring about a Loan Modification.  She said the payments are going up and it is a lot for the borrowers.  The comment was marked showing the reason for default is curtailed income and impacted by pandemic.  There are no other comments mentioning the pandemic.
The servicing comments do not reflect any litigation, foreclosure, or damages to the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified at least x times since origination; on x/xx/xxxx, x/xx/xxxx with the latest dated x/xx/xxxx.
The loan modification agreement was done between (borrower) and xx (servicer) on x/xx/xxxx. The new principal balance reflects $xxx,xxx.xx. Borrower promises to pay UPB with a Step Interest Rate starting at x.xx% with interest only payments of $x,xxx.xx beginning x/x/xxxx. The Step Rate changes in x steps with interest only for the first x years. The rate ends at x.x% with P&I payments from x/x/xxxx until the new maturity date of x/x/xxxx.	Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 522 |-xx-xx-162 |-xx-| -31.03448% Comment: Amortization Term Months is 360. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The latest loan modification was a Step Rate.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 522   Variance: -162   Variance %: -31.03448%   Comment: The loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000002000000000000003323   Variance:    Variance %:    Comment: The payment history string reflects 000000000000000000000123.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 323300000000000000200000   Variance:    Variance %:    Comment: The payment history string reversed is 321000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 31.066% Tape Value: 2989.000% Variance: -2957.934% Variance %: -2957.93400% Comment: Post-Close DTI per 1003 is 31.066%. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The Final HUD is not executed by the borrowers however it is stamped Certified True Copy and is executed by the settlement agent."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Notice of Servicing Transfer was not located in the file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2005220	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$438.71	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.070%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in favor of xx, Inc and it was recorded on xx.
The chain of assignment has been completed. Currently, the mortgage is with the xx.
No active judgments or liens have been found.
Annual county taxes of the year xxxx are due on x/xx/xxxx in the amount of $xxx.xx.	The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
Interest rate was reduced as per rate reduction rider located at "xx".	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "CE risk indicator is significant due to
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification. PLEASE NOTE: This result is not a determination that the lender analyzed the obligor's ability to repay a rate spread home loan based on the obligor's credit history, current and expected income, current obligations, employment status, and other financial resources other than the obligor's equity in the real property that secures repayment of the loan. See Legislative Summary Alert (below) for full repayment ability requirements.

This loan failed the DTI provided test.
 The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan. PLEASE NOTE: This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums. See Legislative Summary Alert (below) for full repayment ability requirements.

This loan failed the xx rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the xx Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the xx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification. PLEASE NOTE: This result is not a determination that the lender analyzed the obligor's ability to repay a rate spread home loan based on the obligor's credit history, current and expected income, current obligations, employment status, and other financial resources other than the obligor's equity in the real property that secures repayment of the loan. See Legislative Summary Alert (below) for full repayment ability requirements.

This loan failed the DTI provided test.
 The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan. PLEASE NOTE: This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums. See Legislative Summary Alert (below) for full repayment ability requirements.

This loan failed the xx rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the xx Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the xx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $178,300.56. The disclosed finance charge of $178,225.33 is not considered accurate for purposes of rescission because it is understated by more than $35."
* MI, FHA or MIC missing and required (Lvl 2)     "This is conventional loan. The LTV is greater than xx and hence the MI certificate is required which is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan fie."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2265111	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,546.70	11/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.950%	375	375	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx shows that the subject mortgage was originated on xx with the borrower xx and lender xx which was recorded on xx. The chain of assignment is complete as the assignment of mortgage is currently with the “xx”.
No active lien and judgment have been found on the updated title report.
1st installment of combined tax for the year of xx has been paid on xx in the amount of xx.
2nd installment of combined tax for the year of xxxx is due on xx in the amount of $xxx.xx.
Annual County tax for the year of xxxx has been paid on xx in the amount of $xxx.xx.
Review of the latest xx months payment history shows that the borrower is delinquent for xx months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of xx/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is xx.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower is delinquent for xx months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of xx/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is xx.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Review of the collection comments states that the foreclosure was initiated on the subject property by referring the file to attorney and complaint was filed on xx. Sale was scheduled for xx but foreclosure was placed on hold due to borrower has filed bankruptcy under chapter xx xx. Currently debtor is in active bankruptcy. No further information has been found regarding the foreclosure proceeding.
As per collection comments the subject property is occupied by the owner and is in axxge condition.
Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated on the subject property by referring the file to attorney and complaint was filed on xx. Sale was scheduled for xx but foreclosure was placed on hold due to borrower has filed bankruptcy under chapter xx case# xx. Currently debtor is in active bankruptcy. No further information has been found regarding the foreclosure proceeding.
Bankruptcy Comments:Borrower has file bankruptcy under chapter xx case# xx. POC was filed on xx which shows that the amount of claim is xxand the amount of arrearage is xx. Debtor has filed chapter xx plan on xxwhich states that the debtor shall pay the subject arrears which is in the total amount xxthrough plan. Order of confirming chapter xx plan was filed on xx which states that the debtor chapter xx plan is hereby confirmed. MFR was filed on xx by the subject creditor. Currently debtor is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	Field: Current Bankruptcy Post Petition Due Date Loan Value: Not Applicable Tape Value: xx|-xx-| |-xx-| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Petition Filed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: Current foreclosure status is petition filed.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Loan is in foreclosure.   Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx Variance %: xx%   Comment: loan original maturity term months are xx.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx0   Variance: xx   Variance %:xx%   Comment: Original appraised value is xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Variance:    Variance %:    Comment: Payment history string reversed isxx.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Value: xx  Variance: -70 (Days)   Variance %:    Comment: S&C Filing date is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 457 (Days) Variance %: Comment: State maturity date is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan file. Also the estimated HUD-1, or and Fee itemization are not available in the loan file."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2331630	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$307.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.240%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the favor of xx with loan amount xx and which was recorded on xx with instrument# xx
The chain of assignment has been completed. Currently, the assignment is with xx
No active liens and judgments have been found against the borrower and subject property.
1st installment of County taxes for year xx has been paid off in the amount of xx on xx
2nd installment of County taxes for year xx is due in the amount of xx on xx
1st installment of County taxes for year xx has been paid off in the amount of xx on xx
2nd installment of County taxes for year xx has been paid off in the amount of xx on xx
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.	Collections Comments:The payment history dated as of xx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.

No other evidence has been found regarding bankruptcy and foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: n/a Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx County   Tape Value: xx   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -1 (Days) Variance %: Comment: n/a Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase HOEPA Test Failed (Lvl 3) "HOEPA Higher-Priced Mortgage Loan Prepayment Term Test is fail.
HOEPA Higher-Priced Mortgage Loan Document Type Test is fail.
GSE (Freddie Mac public guidelines) HPML Prepayment Penalty Test is fail.

HOEPA Higher-Priced Mortgage Loan Test is FAIL. The loan data is 9.780% and the comparison data is 4.750%. However, the variance is +5.030%.

This loan failed the HPML prepayment penalty test. (Freddie Mac Bulletin 2009-17)
The loan is a HOEPA "higher-priced mortgage loan" (HPML) and provides for a prepayment penalty. In July 2008, the Board of Governors of the Federal Reserve System issued a final rule amending Regulation Z, which implements the Truth in Lending Act. The rule includes consumer protections that apply to a new category of "higher-priced mortgage loans." Regulation Z defines an HPML as a mortgage secured by the Borrower's principal residence with an annual percentage rate (APR) that (for a first-lien loan) is at least 1.5% higher than the axxge prime offer rate (APOR) for a comparable transaction as of the date the rate was set.
Effective for applications dated on or after xx Freddie Mac will not purchase HPML loans containing a prepayment penalty. Although Regulation Z permits prepayment penalties for HPMLs under certain conditions, Freddie Mac will not purchase HPMLs subject to any prepayment penalty.

This loan failed the HOEPA higher-priced mortgage loan test. ( 12 CFR §1026.35(a)(1) , transferred from 12 CFR
§226.35(a)(1) as enacted in 2008 ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher priced mortgage loans even if the additional conditions are met."
* ComplianceEase Risk Indicator is "Critical" (Lvl 3)     "ComplianceEase Risk Indicator is "Critical" due to HOEPA Higher-Priced Mortgage Loan Prepayment Term Test is fail.
HOEPA Higher-Priced Mortgage Loan Document Type Test is fail.
GSE (Freddie Mac public guidelines) HPML Prepayment Penalty Test is fail.

HOEPA Higher-Priced Mortgage Loan Test is FAIL.

RESPA "Government Recording Charges" (1201) Validation Test is fail."	* ComplianceEase Exceptions Test Failed (Lvl 2) "RESPA "Government Recording Charges" (1201) Validation Test is fail. RESPA Originator Compensation Validation Test is fail.
12 CFR §226.35(b)(2) as enacted in 2008 ) The loan provides for a penalty for paying all or part of the principal before the date on which the principal is due. This loan failed the HOEPA higher-priced mortgage loan document type test due to one of the following findings: ( 12 CFR §1026.35 , transferred from 12 CFR §226.35 as enacted in 2008 ) The loan is a higher-priced mortgage loan and the document type of the loan is "No Asset Verification," "No Asset or Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or The documentation type of the loan was not provided. The documentation type is one of sexxl factors that should be considered when making any higher-priced mortgage loan.
This loan failed the RESPA "Government Recording Charges" (1201) validation test.
The loan provides a value of $52.00 for "Government Recording Charges." However, the sum of all component fees, $14.50, does not equal the value entered for "Government Recording Charges." There is a difference of $37.50. If any "Government Recording Charges" component fees are provided to Compliance Analyzer, then all component fees that contribute to the total "Government Recording Charges" should be provided and their sum must reflect the total "Government Recording Charges." This is necessary in order to correctly calculate the loan's finance charge and APR.

This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker. Line 801 "Our Origination Charge" should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line 802 "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are disclosed in the 1300 series may be retained by the originator(s).
All items in the 1000, 1100, and 1200 series should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines 804 - 807), mortgage and homeowner's insurance premiums (lines 902 - 903), and required services that you can shop for in the 1301 section should not be retained by the lender or broker"
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated."		Critical	Fail	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2332679	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$949.24	$949.24	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.770%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	636	752	51.153%	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	3.250%	xx	01-xx-2016	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.
The Chain of assignment has been completed as current assignee is xx.
There is a Junior Mortgage has been found pending against the property, in the favor of xx.
There is a xx has been found pending against the Borrower xx.
There is a Civil Judgment has been found pending against the Borrower xx.
xxxx County Annual Taxes are delinquent in the amount of $xxx.xx whose due date & good through date was xx/xx/xxxx. This can be cured by paying the taxes along with the late charges and penalty if any.
The payment history as of xx/xx/xxxx shows that borrower is delinquent with the loan for x months and is next due for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx. The current UPB is reflected in the amount of xx. The current P&I is $xxx.xx and the rate of interest is x.xxx%.

Update:
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx. The current UPB is xx.	Collections Comments:The loan is currently in the active Bankruptcy.
The payment history as of xx/xx/xxxx shows that borrower is delinquent with the loan for x months and is next due for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx. The current UPB is reflected in the amount of xx. The current P&I is $xxx.xx and the rate of interest is x.xxx%.
As per tape data foreclosure was initiated in the year xxxx. Foreclosure complaint was filed on xx/xx/xxxx. Foreclosure later placed on hold due to debtor xx had filed bankruptcy under chapter-xx with the xx. Currently Bankruptcy case is active in the loan. Latest comment dated xx/xx/xxxx shows the process launched has been completed on xx. The comment shows the FC action has been dismissed. No further details have been found.
BPO report dated xx/xx/xxxx located on xx states, the subject property is owner occupied and it is in axxge condition. No damage and repairs reflected in the BPO report as well as available xx months servicing comments.

Foreclosure Comments:As per tape data foreclosure was initiated in the year xxxx. Foreclosure complaint was filed on xx. Foreclosure later placed on hold due to debtor xx had filed bankruptcy under chapter-xx with the xxx. Currently Bankruptcy case is active in the loan. Latest comment dated xx/xx/xxxx shows the process launched has been completed on xx/xx/xxxx. The comment shows the FC action has been dismissed. No further details have been found.
Bankruptcy Comments:As per xx report, debtor xx had filed bankruptcy under chapter-xx with the xx. POC was filed by xx which shows that the amount of secured claim is xx and the amount of arrearage is $xx,xxx.xx. Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx, therefore the unsecured portion is $xx,xxx.xx. According to chapter xx plan filed on x/xx/xxxx, debtor shall pay to the Trustee $xxx.xx per Bi-Weekly to the Trustee. The length of plan is xx months. The plan was later confirmed on xx/xx/xxxx. Date of last filing of Bankruptcy is xx/xx/xxxx.	Loan modification agreement was made between the xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx till the maturity date of xx/xx/xxxx. The modified principal balance is in the amount of xx out of which $xxx.xx has been deferred and the new interest bearing principal amount is in the amount of xx.	Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Current legal status is bk delinquent.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC Evidences has been found in the comments.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.77000%   Tape Value: 3.25000%   Variance: 3.52000%   Variance %: 3.52000%   Comment: Note interest rate is 6.77%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpoee as per HUD is Cash-Out.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $2458.83 Variance: $-2458.83 Variance %: -100.00000% Comment: Suspense balance per payment history is $0.0. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate as loan is failing for following test as This loan is failing for Prepayment Term Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase risk indicator is Moderate as loan is failing for Prepayment Term Test due to the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Alabama State and Choice of Insurer State Disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2342237	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,174.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.620%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx the subject mortgage was originated on xx in favor of xx and it was recorded on xx
The chain of assignment has been completed. Currently, the mortgage is with the xx
No active judgments or liens have been found.
Second installment county taxes of the year xxxx are due on xx in the amount of xx	The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
The interest rate was reduced to xx.xx as per rate reduction rider located at “xx. Pg#xx”.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 365/365 |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 003343333333322122112212   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 212211221323333333333300 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan fie."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2566599	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$976.99	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.887%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Modular Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	99.413%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12-xx-2009	xx	xx	3.790%	xx	03-xx-2009	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx which was recorded on xx. The chain of assignment has been completed. The current assignment is with xx. There is an active mortgage originated prior to the subject mortgage in favor of xx in the amount of xx which was recorded on xx. The annual county taxes for the year of xxxx are due in the total amount of $xxx.xx.	As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx. The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx with deferred balance of $xxx.xx and interest bearing amount of $xxx,xxx.xx. The borrower promised to pay $xxx.xx monthly with interest rate of x.xxx%. The first modified payment date is xx and the maturity is xx. There is no balloon payment. As per the document located at (xx), the subject property had a damage due to water on x/xx/xxxx. The total estimated repair amount is $x,xxx.xx. As per the document located at (xx), the check was received from xx to xx on xx in the amount of $x,xxx.xx. However, no comment or information found regarding the repairs have been completed. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx with deferred balance of $xxx.xx and interest bearing amount of $xxx,xxx.xx. The borrower promised to pay $xxx.xx monthly with interest rate of x.xxx%. The first modified payment date is xx and the maturity is xx. There is no balloon payment.	Credit Application Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $778.36 |-xx-| $-778.36 |-xx-| -100.00000% Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Modular Housing Tape Value: Manufactured Housing Variance: Variance %: Comment: As per the appraisal report located at (xx), the subject property is modular house. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file. Values are updated from intial application located at (xx)."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the xx rate spread home loan test. ( xx GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the xx Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the xx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* DTI > 60% (Lvl 2)     "As per initial application dated 10/xx/2008, the total monthly income is in the amount of $2,600.00 and the total monthly expenses are in the amount of $2,266.00. Hence, the DTI is calculated as 87.15% which is exceeding 60% DTI limit."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,187.27	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2638465	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$535.62	$525.12	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.180%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx.
There are two State tax liens active in the Favor of xx.
There is IRS lien active in the Favor of xx.
Annual Combined taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $xxx.xx.
Annual Combined taxes for the year are due on x/xx/xxxx in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.

Update:
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There are two state tax liens active against the borrower on favor of xx.
There is IRS lien active against the borrower in favor of xx.
Annual combined taxes for xxxx have been delinquent in the amount of $xxx.xx which were good through x/xx/xxxx.
According to a review of the payment history as of x/xx/xxxx, the borrower is currently delinquent for x month with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest xx.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

Update:
As per the review of tape data payment history as of xx/xx/xxxx, the borrower has been delinquent for x month with the loan and next due date is xx/xx/xxxx. The details of last payment received are not available. The current P&I is $xxx.xx and interest rate is xx.xxx%. The UPB is $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of x/xx/xxxx, the borrower is currently delinquent for x month with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest xx.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
According to servicing comment dated x/xx/xxxx, the borrower’s income is impacted due to Covid-xx. Borrower stated that he works for sheriff office as secretary and temporary he is not working as office is closed due to Covid-xx. The forbearance plan was approved which was started from x/xx/xxxx. No further details have been found.
As per comment dated x/xx/xxxx, the reason for default is curtailment of income.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $1176.20 |-xx-| $-1176.20 |-xx-| -100.00000% Comment: Deferred Principle (Modification) per payment history is $0.00. Tape Source: Initial Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $292.92   Tape Value: $405.09   Variance: $-112.17   Variance %: -27.69014%   Comment: Escrow Advance Balance per Payment History is $292.92.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active ? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001111111111111111111   Tape Value: CCCCCCCCCCCCCCCCCC111111   Variance:    Variance %:    Comment: As per payment history string is 102222221023000000000000. However, the tape data reflects string is 111111CCCCCCCCCCCCCCCCCC.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111111111111100000   Tape Value: 111111CCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per payment history string reversed is 00000000000320122222201. However, the tape data reflects string is 111111CCCCCCCCCCCCCCCCCC.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: Manufactured Housing   Tape Value: Modular Housing   Variance:    Variance %:    Comment: As per appraisal report, Subject Property Type is Manufacturing Housing.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $64923.82 Tape Value: $67568.31 Variance: $-2644.49 Variance %: -3.91380% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to appraisal report dated 6/xx/2008, the subject property type is a manufactured home. Short form policy located at xx does not incorporated ALTA 7 Endorsement with it. VIN# is not provided with the legal description of subject mortgage. The tax certificate attached with the updated title report does not shows the VIN# or property type. However, there is no evidence found of affixation affidavit."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data: 12.320% Comparison data: 7.420% Variance: +4.900%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data: 12.320%Comparison data: 7.760% Variance: +4.560%.
However affirmative claims can be made within 2 years of Origination (4 years for Ch-75) and that the Note Date is 6/xx/2008. SOL has been expired.
This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Documentation"."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2733064	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$716.66	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.600%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment is not complete as the assignment of mortgage is currently with the xx.
No active judgments/liens have been found against the borrower/subject property in available updated title report.
The combined taxes for xxxx are due in the amount of $xxx.xx.
No delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The UPB is in the amount of $xx,xxx.xx.	Collections Comments:Comments:
Shellpoint_xxxxxxxx_Nomura_Comments

As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The UPB is in the amount of $xx,xxx.xx.
No evidences have been found regarding foreclosure process.
The subject property is occupied by owner and no visible damages have been found in collection comments.
According to xx joint debtor xx had filed bankruptcy under chapter-x with the xx. Voluntary petition was dated xx/xx/xx. No distribution fund has been found towards creditor. The bankruptcy case was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx.
Loan was not modified since origination. The comment does not show any Covid-xx impact.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xx joint debtor xx had filed bankruptcy under chapter-x with the xx. Voluntary petition was dated xx/xx/xx. No distribution fund has been found towards creditor. The bankruptcy case was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $60117.70 Tape Value: $60468.57 Variance: $-350.87 Variance %: -0.58025% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.601%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX State and required disclosures are missing from the loan file.

1. Commitment Requirement/Anti-Tying
2. Collateral Protection Insurance Disclosure
3. Non-Deposit Investment Product Disclosure Are there any promotional materials?
4. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2831670	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,725.10	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	VA	Fixed	Not Applicable	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	509	474	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/xx/2020	xx	Not Applicable	4.125%	xx	02/xx/2020	Financial Hardship	Review of updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx. Second installment of xxxx is due in the amount of $xxxx.xx. No prior delinquent taxes have been found.

Review of payment history shows that the borrower is making payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. As per payment history, the current UPB is $xxx,xxx.xx.

Update:
The latest payment history is missing from x/xx/xxxx to xx/xx/xxxx. Tape data shows next due date as xx/xx/xxxx. Unable to determine the last payment received date. Tape shows UPB as $xxx,xxx.xx.
The borrower is currently paying as per the modification terms
Collections Comments:The loan is performing. The borrower is making payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. Loan Modification agreement was made between borrower xx The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was started from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. As per comment dated xx/xx/xxxx, an email was sent to counsel to proceed with foreclosure. As per comment dated xx/xx/xxxx, first legal action was filed with court. Later, the foreclosure was suspended on xx/xx/xxxx due to trial payment plan. No further comments have been found. No bankruptcy activities have been found. As per comment, the borrower wants to keep the subject property. The reason for default is illness of borrower. As per comment, the subject property is owner occupied and the subject property is in axxge condition as no visible damages have been observed.

Foreclosure Comments:As per comment dated xx/xx/xxxx, an email was sent to counsel to proceed with foreclosure. As per comment dated xx/xx/xxxx, first legal action was filed with court. Later, the foreclosure was suspended on xx/xx/xxxx due to trial payment plan. No further comments have been found.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower x with lender x x x on effective date of xxx/xx/xxxx. The borrower had given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was started from first payment date on xx/x/xxxx and ends with the maturity date of xx/x/xxxx.

Field: Modification Stated Term Loan Value: 446 Tape Value: 445 |-xx-| 1 |-xx-| 0.22471% Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: Unavailable   Tape Value: 999.990%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $1051.58   Tape Value: $999.99   Variance: $51.59   Variance %: 5.15905%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Mortgage (Lvl 4) "As per provided tape data, VA mods with terms > than 360 months."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the initial loan estimate delivery date test. Initial LE dated 11/xx/2015."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Final CD dated 10/xx/2016.  The Final CD shows an added fee of $150.00 which did not appear on previous LE or CDs.  This is a fee increase of $150.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Issue with the Initial CD (Closing Disclosure) (Lvl 3)     "Initial CD from three days of closing is missing from the loan file."
																																																																																																							* Payment history is incomplete/ missing (Lvl 3) "Payment history is incomplete."	* Amount of title insurance is less than mortgage amount (Lvl 2) "Amount of title insurance is less than mortgage amount."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 1) "Compliance Ease risk indicator is moderate as loan is failing for Charges That Cannot Increase Test."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2920378	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$11,920.12	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	620	623	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2018 12:00:00 AM	xx	Not Applicable	5.500%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated xx
The chain of assignment has been completed. Currently, the assignment is with xx
There is civil judgment active in favor of xx
1st installment combined jurisdiction tax of xxxx/xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
2nd installment combined jurisdiction tax of xxxx/xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
According to the payment history, the borrower has been current with the loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history tape data is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is performing.
According to the payment history, the borrower has been current with the loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history tape data is in the amount of $xxx,xxx.xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.
As per the comment dated xx/xx/xxxx, the borrower has impacted by covid xx pandemic and he is unemployed. As per the comment dated xx/xx/xxxx, the COVID-xx deferment has processed on xx/xx/xxxx and the due date for payment was xx/xx/xx with the deferred amount $x,xxx.xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between xx. The new principal balance is xx The borrower promises to pay $x,xxx.xx with interest rate of x.xxx% beginning from xx till maturity date of xx The loan was modified thrice.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: xx. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is no documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value:xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Uniform Appraisal report is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice Of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3067519	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$5,135.17	$5,109.69	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	614	Not Applicable	44.679%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2015 12:00:00 AM	xx	Not Applicable	4.250%	xx	01-xx-2015	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject Mortgage was originated on xx
The chain of assignment has been completed.
There are two active municipal lien certificates against the subject property in the favor of xx
1st installment of county tax for the year of xxxx-xxxx has been delinquent in the amount of $x,xxx.xx which is good through till xx/xx/xxxx.
2nd installment of county tax for the year of xxxx-xxxx has been due in the amount of $x,xxx.xx.

Review of updated payment history as of xx/xx/xxxx, the borrower has been delinquent for +x months and the next due for payment is xx/xx/xxxx. The last payment (P&I) was made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections.
Review of updated payment history as of xx/xx/xxxx, the borrower has been delinquent for +x months and the next due for payment is xx/xx/xxxx. The last payment (P&I) was made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of $xxx,xxx.xx. The borrower promises to pay the new modified P&I of $x,xxx.xx with fixed interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity datexx.	Affiliated Business Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 578 |-xx-xx-218 |-xx-| -37.71626% Comment: Amortization term months (CE, S&P) is "360" Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx  Variance: -46 (Days)   Variance %:    Comment: Doc date of last modification is "xx"   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI? is "Not Applicable"   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2020   Variance: 1356 (Days)   Variance %:    Comment: last payment received date is "11/xx/2020"   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: Loan original maturity term months is "360"   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001211000000000000432   Tape Value: 333333223221100011000000   Variance:    Variance %:    Comment: Payment history string is "443214444444444444444444"   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 234000000000000112100000   Tape Value: 000000110101122322333333   Variance:    Variance %:    Comment: Payment history string reversed is "444444444444444444412344"   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Property address street is "xx"   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refinance per application is "Cash Out - Other"   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Debt Consolidation Variance: Variance %: Comment: Purpose per application is "Refinance" Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. TILA Finance Charge Test: FAIL      Loan Data: $309,462.48          Comparison Data: $309,637.41             variance: -$174.93
This loan failed the TILA finance charge test. The finance charge is $309,637.41. The disclosed finance charge of $309,462.48 is not considered accurate because it is understated by more than $100.
2. TILA Foreclosure Rescission Finance Charge Test: FAIL          Loan Data: $309,462.48         Comparison Data: $309,637.41      Variance: -$174.93
This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $309,637.41. The disclosed finance charge of $309,462.48 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3306842	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,731.43	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.854%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	3.250%	xx	01-xx-2016	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the current assignment is with xx. There is an active Real Estate tax lien in the favor of State of Georgia; xx .The subject property is located in Georgia State which is super lien state. There is a risk of property getting foreclosed. This can be cured by paying off the above unpaid liens with late charges and accrued interest. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is delinquent for xx months. The last payment was received on xx. The next payment is due on xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the PACER, the borrower xx. As per chapter xx plan dated xx, the debtor shall pay $xxx.xx per month for xx months. The plan was confirmed on xx. The POC was filed on xx/xx/xxxx with POC amount of $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxxxxx.xx; however, the unsecured portion is $xxxxx.xx. There is no comment indicating a cram down. As per comment dated xx/xx/xxxx, the foreclosure was referred to an attorney on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the foreclosure sale has been scheduled for xx/xx/xxxx. Later, the debtor had filed the bankruptcy under chapter xx with case#xx. Later, the bankruptcy was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the foreclosure sale date has been scheduled for xx/xx/xxxx. The debtor had again filed a bankruptcy under chapter xx with case#xx. The foreclosure was placed on hold due to bankruptcy filing. The borrower is delinquent for xx months. The last payment was received on xx. The next payment is due on xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. No damages have been observed on subject property.

Update-
The current status of the loan is active bankruptcy.
The reason for default is not available.
The foreclosure was placed on hold due to bankruptcy under chapter-xx with the case# xx. No further information is available to understand the current status of foreclosure process.
According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:As per comment dated xx/xx/xxxx, the foreclosure was referred to an attorney on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the foreclosure sale has been scheduled for xx/xx/xxxx. Later, the debtor had filed the bankruptcy under chapter xx with case# xx. Later, the bankruptcy was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the foreclosure sale date has been scheduled for xx/xx/xxxx. The debtor had again filed a bankruptcy under chapter xx with case# xx. The foreclosure was placed on hold due to bankruptcy filing.
Bankruptcy Comments:According to the PACER, the borrower Andrew Seymour had filed bankruptcy under chapter-xx with the case# xx. As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxx.xx per month for xx months. The plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with POC amount of $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxxxxx.xx; however, the unsecured portion is $xxxxx.xx. There is no comment indicating a cram down.	This modification agreement was made between Lender x and Borrower x x on xx. As per the modified term the new principal balance is xx. The borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx % beginning from xx.As per loan modification agreement made on xx. The new principal balance is xx. The amount of xx.
Previously the loan was modified on xx.(xx)
Credit Report Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 580 |-xx-xx-220 |-xx-| -37.93103% Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2016   Tape Value: 6/xx/2018   Variance: -669 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 5/xx/2008   Tape Value: 4/xx/2008   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 580   Variance: -220   Variance %: -37.93103%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 5/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 3.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 5/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 4.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: 5/xx/2025   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 5.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: Not Applicable   Tape Value: 5/xx/2026   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 5.875%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $931.84   Tape Value: $0.00   Variance: $931.84   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.87500%   Tape Value: 5.87000%   Variance: 0.00500%   Variance %: 0.00500%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000010000000000000000000   Tape Value: MMMMMMMMMMMM999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000010000 Tape Value: 999999999999MMMMMMMMMMMM Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate as loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test is fail. Loan data is $188,292.76 and comparison data is $191,583.53. Hence, the variance is -$3,290.77."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing at closing or prior to closing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3542392	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,617.46	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	527	Not Applicable	38.962%	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	4.500%	xx	01-xx-2016	Financial Hardship	According to updated title report dated xx the mortgage was originated on xx with xx. which was recorded on xx
The chain of assignment has not been completed as currently the assignment is with “xx however it should be with the “xx.”
No active judgments or liens have been found.
Annual combined taxes for xx are due on xx in the amount of xx
The payment history dated as of xx reveals that the borrower has been delinquent from xx The delinquency has been done for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and interest rate is xx The current unpaid principal balance is in the amount of xx	Collections Comments:The payment history dated as of xx reveals that the borrower has been delinquent from xx The delinquency has been done for xx months. The last payment was received on xx in the amount of xx and it was applied for the due date of xx The current P&I is xx and interest rate is xx The current unpaid principal balance is in the amount of xx

Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx As per tape data, the complaint was filed on xx The sale was scheduled on xx however, the file was placed on hold on xx due to bankruptcy filed by borrower. The borrower had filed bankruptcy under xxwith the xx on xx and the plan was confirmed on xx No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.

According to the PACER, the xx (borrower) had filed bankruptcy under xx with the xx on xx and the plan was confirmed on xx POC was filed by xx on xx in the secured claim amount xx and an arrearage in the amount of xx  Schedule D dated xx states that the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remained as $ xx The loan is in active xx

The loan was modified on xx with a new principal balance of xx with fixed rate of xx. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx till the maturity date of xx The interest bearing amount is xx However, the modification document is not signed by borrower but as per payment history the borrower was making payment as per modification.

Update:-
As per the comment dated xx the POC arrearage have been paid in full and comment dated xx a motion to dismiss the case was filed on xx
As per the tape data the current status of the loan is bankruptcy-current.

Foreclosure Comments:
Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx As per tape data, the complaint was filed on xx The sale was scheduled on xx however, the file was placed on hold on xx due to bankruptcy filed by borrower. The borrower had filed bankruptcy under xxwith the xx on xx and the plan was confirmed on xx No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to the PACER, the xx (borrower) had filed bankruptcy under xx with the xx on xx and the plan was confirmed on xx POC was filed by xx on xx in the secured claim amount xx and an arrearage in the amount of xx  Schedule D dated xx states that the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remained as xx The loan is in active xx

Update:-
As per the comment dated xx the POC arrearage have been paid in full and comment dated xx a motion to dismiss the case was filed on xx
The loan was modified on xx with a new principal balance of xx with fixed rate of xx. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx till the maturity date of xx The interest bearing amount is xx However, the modification document is not signed by borrower but as per payment history the borrower was making payment as per modification.	Missing Dicsloures	Field: Current Foreclosure Status Loan Value: Sale Publication Tape Value: Complaint Filed |-xx-| |-xx-| Comment: Current Foreclosure Status is "Sale Publication" but Tape data shows "Complaint Filed". Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: xx.   Tape Value: xx   Variance:    Variance %:    Comment: Current Servicer is "xx" but Tape data shows "xx".   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Deferred Balance Amount is "Not Applicable " but Tape data shows "$0.00".   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L required MI is "Not Applicable" but Tape data shows "No".   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000011100000003444444   Tape Value: ONNNMLKJIHGFEEEDCBBBAA98   Variance:    Variance %:    Comment: Payment History String is "444444444444" but Tape data shows "ONNNMLKJIHGFEEEDCBBBAA98".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444300000001110000000   Tape Value: 89AABBBCDEEEFGHIJKLNNNNO   Variance:    Variance %:    Comment: Payment History String Reversed is "444444444444" but Tape data shows "89AABBBCDEEEFGHIJKLNNNNO".   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Property Address Street is "xx" but Tape data shows "xx".   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: xx Tape Value: xx Variance: 1 (Days) Variance %: Comment: Referral Date is xx but Tape data shows xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Risk Indicator is "Elevated"."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date xx is different from Note date xx		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3551623	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,712.95	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	74.171%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06-xx-2010	xx	Not Applicable	3.750%	xx	01-xx-2011	Financial Hardship	The Updated title report dated x/xx/xxxx shows that the mortgage was originated on xx. The chain of the assignment has been completed. The current assignment is with xx. The annual installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx. The current ownership is vested in the name of xx.	The review of payment history shows that, the borrower is current with loan and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The review of comment history shows that the borrower is current with the loan. The property has been occupied by the owner himself. No damage or repair to the property has been found. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx. No evidence of foreclosure or bankruptcy has been found. No comments found regarding covid xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx with a new principal balance of xx with fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 465 |-xx-xx-105 |-xx-| -22.58064% Comment: Amortization term month is 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1769.84   Variance: $-1769.84   Variance %: -100.00000%   Comment: Deferred as per Payment history is $1,769.84.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/1994   Tape Value: 1/xx/2011   Variance: -5905 (Days)   Variance %:    Comment: First payment date is 11/xx/1994.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 465   Variance: -105   Variance %: -22.58064%   Comment: Maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 1/xx/2014   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 3.880%   Variance:    Variance %:    Comment: MOD step rate is N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 1/xx/2015   Variance:    Variance %:    Comment: MOD step date is N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 4.000%   Variance:    Variance %:    Comment: MOD step rate is N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: 1/xx/2016   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 4.130%   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: Not Applicable   Tape Value: 1/xx/2017   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 4.250%   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: Not Applicable   Tape Value: 1/xx/2018   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 4.380%   Variance:    Variance %:    Comment: MOD step rate is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.004%   Variance %: -0.00400%   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.004%   Variance %: -0.00400%   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011101010000000011001000   Tape Value: CCCCCCCCCCCCCCC123C   Variance:    Variance %:    Comment: Payment history string is 001230000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000100110000000010101110   Tape Value: C321CCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000000000032100.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $127200.00   Variance:    Variance %:    Comment: Sales price is N/A.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated 11/xx/2001 was found in the loan file located at xx as original note was misplaced, lost or destroyed. And duplicate copy / attested copy of note are available in the loan file."	* DTI > 60% (Lvl 2) ""According to the final loan application the borrower’s total monthly income is $3,406.58 and total debts are in the amount of $2,565.68. So, the DTI is greater than 60%. ""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Florida. The following required State Disclosures are missing in the loan file. 1. Anti-Coercion Notice 2.Radon Gas Disclosure 3.Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from loan files."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date is xx and loan origination date is xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3552101	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$460.26	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.990%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	9.990%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently the assignment is with xx
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
The county annual taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for xx/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $x,xxx.xx.	Collections Comments:As per the review of collection comments, the borrower is performing with the loan. As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for xx/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $x,xxx.xx.
The latest collection comment does not reflect the reason for default.
The modification agreement was made on xx.

 The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx between the borrowers xx with the lender xx”. As per the modified terms, the total new principal balance is $x,xxx.xx.
The borrower promise to pay the monthly P&I of $xxx.xx with an interest rate of x.xxx % beginning from x/x/xxxx till the maturity date xx.
Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note document the interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000054455454657334333   Variance:    Variance %:    Comment: The payment history string 0000004444444444334332.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 333433756454554450000000   Variance:    Variance %:    Comment: The payment history string reversed 2333433444444440000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 1553 (Days) Variance %: Comment: Stated Maturity date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in “xx” State. The following disclosures are missing in the loan file.
1. Explanation of Personal Obligation
2. Marital Property Act Disclosure
3. Pre-Application Fee Disclosure
4. Choice of Insurance Disclosure
5. Escrow Disclosure
6. Co-Signer Notice
																																																																																																								7. Tattle Tale Notice under the Marital Property Act"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3598320	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$4,949.09	12/xx/2023	xx	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.550%	360	360	xx	xx	xx	Conventional	ARM	12	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	52.216%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	xx	4.000%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
There is a certificate of Sale xx. However as per the tax collector notes the lien was redeemed on xx.
There are two active Contract Dispute (Credit Card Judgment (or Consumer Debt)) against the xx.
There are two active Contract Dispute (Civil Judgment) against the xx.

There is an active judgment (Hospital, Medical or Attorney Lien) against the xx.

1st and 2nd installment of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.x.

According to the payment history, the borrower has been delinquent for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in active foreclosure. As per the servicing comments, the foreclosure was initiated and referred to attorney on xx. The notice of lis pendens was filed on xx which is located at xx. However the foreclosure was put on hold on x/xx/xxxx due to trial Modification plan.
According to the payment history, the borrower has been delinquent for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.
Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to attorney on xx/xx/xxxx. The notice of lis pendens was filed on xx. However the foreclosure was put on hold on x/xx/xxxx due to trial Modification plan.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx.The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with step interest rate starting from x.xxx% which is step up in x steps and ending at interest rate x.xx% and the starting P&I is in the amount of $xxx.xx beginning from x/x/xxxx till the maturity date x/x/xxxx.The interest bearing amount is $xxx,xxx.xx and the amount of deferred balance is $xx,xxx.xx. The lender has agreed to forgive $xx,xxx.xx of the unpaid principal balance.

Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 609 |-xx-xx-249 |-xx-| -40.88669% Comment: 360 Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $52574.04   Tape Value: $54724.81   Variance: $-2150.77   Variance %: -3.93015%   Comment: Deferred Principal per Mod   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx   Variance: 55 (Days)   Variance %:    Comment: Missing Foreclosure Docs   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: xx   Variance: -5417 (Days)   Variance %:    Comment: 7/xx/2008   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: step   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 609   Variance: -249   Variance %: -40.88669%   Comment: Correct per Note   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 4/xx/2018   Tape Value: 4/xx/2023   Variance: -1826 (Days)   Variance %:    Comment: 4/xx/2018   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.000%   Tape Value: 4.430%   Variance: -0.430%   Variance %: -0.43000%   Comment: Mod Step Rate 1   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Original Standard LTV   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000011000000212143213232   Tape Value: 999999998765432100065432   Variance:    Variance %:    Comment: Payment History String is 443210004444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 232312341212000000110000   Tape Value: 234560001434567899999999   Variance:    Variance %:    Comment: Payment History String Reversed is 443210004444444444444   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 52.336%   Tape Value: 5100.900%   Variance: -5048.564%   Variance %: -5048.56400%   Comment: Post Close DTI per 1003   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Variance: -375 (Days)   Variance %:    Comment: Missing Foreclosure Docs   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xx   Variance: 1 (Days)   Variance %:    Comment: Missing Foreclosure Docs   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $258000.00 Variance: Variance %: Comment: Refinance per HUD Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL Loan Data $1,649.00 Comparison Data $0.00 Variance+$1,649.00
This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3658687	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$912.70	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	56.085%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	Not Applicable	3.250%	xx	01-xx-2010	Financial Hardship	According to the Pro-title report dated x/xx/xxxx, the subject mortgage was originated on xx with xx, which was recorded on xx
The chain of the assignment has not been completed. Currently the assignment is with xx, which was recorded on xx however, it should be with xx.
There are three civil judgments against the borrower xx as follows:
First in the favor of xx, in the amount of xx which was recorded on xx
Second in the favor of xx, in the amount of xx which was recorded on xx
Third in the favor of xx, which was recorded on xx
The annual combined taxes of xxxx have been paid in the amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which includes P&I $xxx.xx with the interest rate of x.xxx%, which was applied for the due date of xx/xx/xxxx. As per the sellers tape data, the current UPB is $xxx,xxx.xx.
Collections Comments:According to the servicing comments dated x/xx/xxxx, the loan is currently in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx.  The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which includes P&I $xxx.xx with the interest rate of x.xxx%, which was applied for the due date of xx/xx/xxxx.  As per the sellers tape data, the current UPB is $xxx,xxx.xx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made on xx/xx/xxxx between the borrower “xx” and the lender “xx”. The interest bearing principal balance was $xxx,xxx.xx with interest rate of x.xxx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx and the maturity is xx/xx/xxxx. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Performing |-xx-| |-xx-| Comment: As per the collection comments, the current legal status is collection. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2010   Tape Value: 10/xx/2010   Variance: -41 (Days)   Variance %:    Comment: As per the mod, the loan was modified on 10/xx/2010.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclsoure activity has been found.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the mod, the loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, the LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.87500%   Tape Value: 3.25000%   Variance: 2.62500%   Variance %: 2.62500%   Comment: As per the note,t he original stated rate is 5.875%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2037 Tape Value: 1/xx/2035 Variance: 1004 (Days) Variance %: Comment: As per the mod, the stated maturity date is 10/xx/2037. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at South Carolina state. The following require state disclosures are missing from the loan file:
1. Agent Preference Disclosure.
2. Casualty Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3734815	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,032.23	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05-xx-2013	xx	Not Applicable	5.625%	xx	01-xx-2014	Financial Hardship	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. Subject mortgage was originated onxx. There is a junior civil judgment open against the borrower; in the amount of xx. Annual tax is $x,xxx.xx.

Update-
As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx”
There is an IRS lien on the subject property in favor of xx.
There is a state tax lien active against borrower,xx.
There is a Hospital, Medical or Attorney Lien on the subject property in favor of xx.
The xxxx annual county taxes was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The first instalment of county taxes for xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
The second instalment of county taxes for xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
The third instalment of county taxes for xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx..
No prior year’s delinquent taxes have been found.
Payment history as of xx/xx/xxxx shows that the loan is x months behind its regular payment. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.

Update:
The payment history is available until x/xx/xxxx. According to the tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment transactions are not available. The current P&I is $x,xxx.xx and the interest rate is x.xx%. The current UPB per tape is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is x months behind its regular payment. The last payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. Evidence of Foreclosure has been found in the servicing comment. As per comment dated xx/xx/xxxx the FC was referred to attorney on xx. However, as per comment dated xx/xx/xxxx the foreclosure was placed on hold due to Covid-xx and hold end date was xx/xx/xxxx. Recent comment dated xx/xx/xxxx states that the no first legal action can be preceded until documentation has been received. No further detail about FC has been found.

Update:
The current status of the loan is performing.
The payment history is available until x/xx/xxxx. According to the tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment transactions are not available. The current P&I is $x,xxx.xx and the interest rate is x.xx%. The current UPB per tape is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is curtailment in income.
As per seller tape data, the foreclosure was initiated in xxxx with the loan. As per servicing comment dated xx/xx/xxxx, the foreclosure has been put on hold on xx.
As per seller tape data, the borrower filed for bankruptcy under Chapter xx with on xx.
As per comment dated xx/xx/xxxx, there is trial modification for xx months with an effective date xx/xx/xxxx.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the property is owner-occupied.

Foreclosure Comments:Evidence of Foreclosure has been found in the servicing comment. As per comment dated xx/xx/xxxx the FC was referred to attorney on xx. However, as per comment dated xx/xx/xxxx the foreclosure was placed on hold due to Covid-xx and hold end date was xx/xx/xxxx. Recent comment dated xx/xx/xxxx states that the no first legal action can be preceded until documentation has been received. No further detail about FC has been found.

Update:
As per seller tape data, the foreclosure was initiated in xxxx with the loan. As per servicing comment dated xx/xx/xxxx, the foreclosure has been put on hold on xx/xx/xxxx. The lis pendency has been cancelled on xx. No more evidence is available in the latest xx months servicing comments regarding further foreclosure proceedings.

Bankruptcy Comments:xx. The POC amount is xx
Update:
As per seller tape data, the borrower filed for bankruptcy under Chapter xx with on xx. Further detail not provided.
The latest modification agreement has been made between borrower and lender effective from xx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with steps interest rate completing in x steps. First payment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 550 |-xx-xx-190 |-xx-| -34.54545% Comment: Audit value amortization is 360 per Note. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Audit value BK status is YES as borrower filed bk in 2013   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Variance:    Variance %:    Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx   Variance: -58 (Days)   Variance %:    Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Variance: -397 (Days)   Variance %:    Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Tape value amortization type is from the step mod.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 552   Variance: -192   Variance %: -34.78260%   Comment: Tape data is loan origination maturity term is the modification term of 552, not the original term of 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date  xx   Variance: -2191 (Days)   Variance %:    Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.000%   Tape Value: 5.625%   Variance: -1.625%   Variance %: -1.62500%   Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   xx   Variance: -376 (Days)   Variance %:    Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000444444444444444   Tape Value: 987654321000021221101000   Variance:    Variance %:    Comment: Pay history string per history is 44444432100002122110100   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444000000000   Tape Value: 000101122020000123476789   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Audit value prepay penalty is yes per Prepay Rider to Note at origination.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: xx Variance: 372 (Days) Variance %: Comment: The FC referral date comments is 03/xx/2020. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed for the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to confirm the operative index value."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3763923	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$506.29	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	Unavailable	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.004%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
The first and second installment combined taxes of xxxx have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
As per servicing comments, unable to determine the reason for default.
No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Post-Close DTI per 1003 Loan Value: 37.004% Tape Value: 37.000% |-xx-| 0.004% |-xx-| 0.00400% Comment: Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 18.307%   Tape Value: 18.000%   Variance: 0.307%   Variance %: 0.30700%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance Ease risk indicator is moderate as loan is failing for Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Initial CD dated 08/xx/2020.  LE dated 02/xx/2020 reflects a Transfer Taxes at $881.00, however, Initial CD dated 08/xx/2020 reflects the Transfer Taxes at $902.90.  This is a fee increase of $21.90 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, Loan was originated over 95% LTV and the borrower is not a first time homebuyer."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3894123	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$879.38	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.490%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	8.240%	xx	01-xx-2020	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and which was recorded on xx with the instrument xx and book/page #xx in the amount of xx with xx
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx However; it should be with xx
Active liens and judgments against the borrower:
Civil judgment against the borrower was recorded on xx in the amount of xx in favor of xx
Civil judgment against the borrower was recorded on xx in favor of xx However; the judgment amount is unavailable.
Civil judgment against the borrower was recorded on xx in the amount of xx in favor of xx
Civil judgment against the borrower was recorded on xx in the amount of xx in favor of xx
Civil judgment against the borrower was recorded on xx in the amount of xx in favor of xx
1st installment combined tax for the year xxxx has been paid in the amount of xx on xx
2nd installment combined tax for the year xxxx is due in the amount of xx on xx
Review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. The last payment was made in the amount of $x,xxx.xx on xx/xx/xxxx from unapplied fund which was applied to xx/xx/xxxx. Next due date for regular payment is xx/xx/xxxx. As per tape data of payment history Current unpaid Principal Balance is $xxx,xxx.xx. According to the latest modification the current UPB is xx	Collections Comments:The loan is currently performing. Review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. The last payment was made in the amount of $x,xxx.xx on xx/xx/xxxx from unapplied fund which was applied to xx/xx/xxxx. Next due date for regular payment is xx/xx/xxxx. As per tape data of payment history Current unpaid Principal Balance is $xxx,xxx.xx. According to the latest modification the current UPB is $xxx,xxx.xx.
The reason for default is unavailable.
No latest servicing comments or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx The schedule D of Voluntary Petition does not show any unsecured amount. There is no comment indicating a cramdown. The case was discharged on xx	The modification agreement was made on xx/xx/xxxx between Borrower xx and Lender xx The new modified rate is x.xx% and borrower promises to pay P&I in the amount of $x,xxx.xx beginning xx/xx/xxxx till the maturity date of xx/xx/xxxx. The modified new principal balance is in the amount of $xxx,xxx.xx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: As per the PACER documents the borrower had filed bankruptcy. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Payment Plan   Variance:    Variance %:    Comment: Loan is performing.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $6979.28   Variance: $-6979.28   Variance %: -100.00000%   Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2020   Tape Value: 3/xx/2014   Variance: 2265 (Days)   Variance %:    Comment: Loan was Modified on 06/xx/2020.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: First Payment date is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: Property Address Street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 6/xx/2050 Tape Value: 9/xx/2036 Variance: 5021 (Days) Variance %: Comment: Maturity Dtae is 6/xx/2050. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data: $392,342.72 Comparison Data: $582,028.98 Variance: -$189,686.26
The finance charge is $582,028.98. The disclosed finance charge of $392,342.72 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: $392,342.72 Comparison Data: $582,028.98 Variance: -$189,686.26
The finance charge is $582,028.98. The disclosed finance charge of $392,342.72 is not considered accurate for purposes of rescission because it is understated by more than $35.
This loan failed the TILA APR test.
Loan Data: 8.670% Comparison Data: 10.933% Variance: -2.263%
The annual percentage rate (APR) is 10.933%. The disclosed APR of 8.670% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx State. The following state disclosures are missing in the loan file;
Lead-Based Paint Disclosure
Mortgage Loan Application Disclosure
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3914993	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,475.99	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/xx/2013	xx	Not Applicable	6.375%	xx	06/xx/2013	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
According to the updated title report dated x/xx/xxxx, the chain of assignment has been completed. The current assignment is from xx
No active judgments or liens found against the borrower or subject property.
First and second installments of combined taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx and $xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.

Update
As per review of the payment history dated as of xx/xx/xxxx, the borrower has been delinquent for x month. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of the date reflected in the provided payment history is $xx,xxx.xx and the current interest rate as per payment history is x.xxx%.	Collections Comments:The loan is currently in the performing and the next due date is x/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was modified. The borrower did not file bankruptcy. The foreclosure was not initiated. As per the comment dated xx/xx/xxxx, the subject property is owner occupied. The reason for default is unable to determine. No comment pertaining damage to the subject property has been observed.

Updated:
The current status of the loan is collection.
As per review of the payment history dated as of xx/xx/xxxx, the borrower has been delinquent for x month. The last payment was received in the amount of $xxx.xx on x/xx/xxxx. Current UPB as of the date reflected in the provided payment history is $xx,xxx.xx.
The reason for default is not available in latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/x/xxxx between the borrower "x x” and lender “x x x.”. As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till maturity date of x/x/xxxx.	Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 180 Tape Value: 561 |-xx-xx-381 |-xx-| -67.91443% Comment: As per NOTE, the loan term are 180 months. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Full Documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 561   Variance: -381   Variance %: -67.91443%   Comment: As per NOTE, the loan term are 180 months.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx  Comment: As per appraisal, the original appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: As per appraisal document missing.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 021000000100001000000100   Tape Value: 000000010210000000000000   Variance:    Variance %:    Comment: As per payment history the string is 000000012012100000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001000000100001000000120   Tape Value: 000000000000012010000000   Variance:    Variance %:    Comment: As per payment history the string is reversed 000000000001210210000000   Tape Source: Initial   Tape Type:
Fxx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kansas State. The required state disclosure Signed Closed-end Credit Agreement Notice missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4057474	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	38.035%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2019	xx	Not Applicable	4.849%	xx	11/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has been completed and currently the subject mortgage is with the xx
There is an active HOA lien against the subject property in the amount of xx
The foreclosure was initiated by xx
The Annual County taxes for xxxx first and second installment taxes for the year xxxx have been paid in the total amount of $x,xxx.xx on x/xx/xxxx and xx/xx/xxxx respectively.
No prior years delinquent taxes have been found.
Review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $ xx,xxx.xx till the due date xx/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is in collection and the next due date for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $ xx,xxx.xx till the due date xx/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.
The comment dated xx states that the reason for default is as the borrower was out of work due to some reasons.
The loan was modified between the borrower “xx” and the Lender “xx” on xx The new principal balance is in the amount of $ xx and the borrower promised to pay P&I of $ xxx.xx with the new fixed interest rate of x.xxx %. The payment had begun from xx and ended with maturity date of xx
According to PACER report the debtor filed bankruptcy under chapter x with xx. Schedule-D of voluntary petition shows xx as unsecured portion out of claim amount of xx and the value of collateral is xx on xx The debtor was discharged on xx and the case got terminated on xx
xxxx at the time of origination reflect that the borrower was working xx
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining damage to the subject property has been observed.
No comments have been found stating that the borrower’s income has been affected by COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER report the debtor filed bankruptcy under chapter xx. Schedule-D of voluntary petition shows xx as unsecured portion out of claim amount of xx and the value of collateral is xx on xx The debtor was discharged on xx and the case got terminated on xx	The loan was modified between the borrower “x x” and the Lender “xx” on xx/xx/xxxx. The new principal balance is in the amount of $ xx,xxx.xx and the borrower promised to pay P&I of $ xxx.xx with the new fixed interest rate of x.xxx %. The payment had begun from xx/xx/xxxx and ended with maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy was filed by the borrower. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The REO is not applicable as loan is in collections.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 585   Variance: -225   Variance %: -38.46153%   Comment: Loan origional term is 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000443332243322   Variance:    Variance %:    Comment: Payment history string is 221223412233400000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 223342233444000000000000   Variance:    Variance %:    Comment: Payment history string is 221223412233400000000000   Tape Source: Initial   Tape Type:
xx
Field: Stated Maturity Date Loan Value: 10/xx/2059 Tape Value: 4/xx/2057 Variance: 913 (Days) Variance %: Comment: Stated maturity date is 10/xx/2059 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The loan was originated on 6/xx/2008 for purchase transaction however, the borrower get cash out in the amount of $181.31."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance ease risk indicator is moderate for TILA Finance Charge Test and late charge test:

This loan failed the TILA finance charge test.
The finance charge is $116,415.34. The disclosed finance charge of $113,528.21 is not considered accurate because it is understated by more than $100
Loan data is $113,528.21, comparison data is $116,415.34 hence the variance is $-2887.13.

This loan failed the FHA late charge test.
The loan charges a late fee that exceeds 4%. The mortgage may provide for the collection by the mortgagee of a late charge, not to exceed 4% of the amount of each payment more than 15 days in arrears, to cover servicing and other costs attributable to the receipt of payments from mortgagors after the date upon which payment is due.
Loan data is 5.000%, comparison data is 4.000% hence the variance is +1.000%"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow account disclosure is missing from loan file docs."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from loan file docs."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4102557	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,202.58	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	58.178%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2014 12:00:00 AM	xx	Not Applicable	4.625%	xx	01-xx-2014	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx However; it should be with xx
Active liens and judgments against the borrower:
Civil judgment against the borrower was recorded on xx in the amount of xx in favor of xx
Combined annual tax for the year xx has been paid in the amount of xx on xx
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is curtailment of income.
No latest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-xx.

Update: As per tape data as of xx the current status of the loan is bankruptcy-current. The borrower is current on the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxxxxx.xx.
As per tape data, the subject property is occupied by the owner.
No information has been found regarding the foreclosure process.
As per the comment dated xx the roof of the subject property was damaged. The borrower has been expecting two checks. One is xk, and the second is xxk. Further details were not found.
The BK case is still active. TOC was filed on xx The NOPC was filed on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy Comments:According to the PACER the borrower xx had filed bankruptcy under chapter-xx with the xx on xx The plan was confirmed on xx The POC was filed on xx with the claim amount of xx and the amount of arrearage is xx The schedule D of Voluntary petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however the unsecured portion is xx  There is no comment indicating a cram down. Currently the loan is in active Bankruptcy.

Update:The BK case is still active. TOC was filed on xx The NOPC was filed on xx	The loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxxx% beginning from xx to the new maturity date of xx	Affiliated Business Disclosure Credit Report	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Current Bankruptcy Case Number is "xx". Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender Require MI? "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: xx   Comment: Original CLTV Ratio Percent is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx Variance %: xx   Comment: Original Standard LTV (OLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment History String is "444444444444444444444444"   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: Payment History String Reversed is "444444444444444444444444" Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing at closing or prior to closing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4153862	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$1,548.12	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	480	480	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05-xx-2010	xx	Not Applicable	8.750%	xx	2/xx/2010 12:00:00 AM	Financial Hardship	According to the updated title report dated xx
The chain of assignment has been completed. The last assignments are with xx
There are two HOA liens against the subject property in the favor of xx
First and second county installments taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.

Update: According to the updated title report dated xx
There is an HOA lien against the subject property in the favor of xx
The county taxes for xxxx (1st installment) are paid off in the amount of $xxx.xx.
The county taxes for xxxx (2nd installment) are due in the amount of $xxx.xx.
No prior-year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.

Update: According to the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date for the payment is xx/xx/xxxx. The date of the last payment received is not available. The P&I is $x,xxx.xx, the interest rate is not available, and the PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is unemployment.
The loan was modified on xx between the borrower xx. As per the modified terms, the new principal balance xx The borrower has promised to pay in the amount of xx with an interest rate of x.xxx% the beginning from xx till new maturity date is xx
The borrower did not file bankruptcy yet.
No foreclosure activity has been found.
The subject property is owner occupied. No damage and repairs have been found.
No details have been found regarding covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xxx. As per the modified terms, the new principal balance xx The borrower has promised to pay in the amount of $xxxx.xx with an interest rate of x.xxx% the beginning from xx	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 483 |-xx-xx-3 |-xx-| -0.62111% Comment: The amortization term months is 480. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: Prime - WSJ   Variance:    Variance %:    Comment: The arm index type is Prime   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 7xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index value unable to be determined from the available loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4300853	xx	xx	xx		561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$15,478.40	12/xx/2023	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable			Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	552	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	04-xx-2020	1/xx/2020 12:00:00 AM	xx	Not Applicable	4.125%	xx	01-xx-2019	Financial Hardship
According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx.
There is one junior mortgage against the subject property in the xx.
There are x junior civil judgments against the borrower xx.
The first is in the favor of xx.
Second in the favor of xx.
Third is in the favor of xx.
Fourth is in the favor of xx.
Fifth is in the favor of xx.
The remaining judgments in the favor xx

According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.The unpaid principal balance is reflected in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.The unpaid principal balance is reflected in the amount of xx.
The reason for default is unable to determine.
As per the Lis-pendens attached with the Updated title report xx, the complaint was filed on xx under the xx. As per the Order to cancel Lis-pendens attached with the Updated title report xx, the complaint was cancelled.
As per the Lis-pendens attached with the Updated title report xx, the complaint was filed on xx under the xx. The same complaint was amended on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the motion to dismiss foreclosure was filed on xx/xx/xxxx.
The borrower xx. had filed bankruptcy under chapter-xx with the xx on xx. The POC was filed by creditor xx on x/xx/xxxx for the secured claim amount of $xxx,xxx.xx and arrearage amount is $xxx,xxx.xx. The schedule D of Voluntary Petition dated x/xx/xxxx shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx. Therefore, the unsecured portion is $xx,xxx.xx. As per the Order Terminating loss mitigation dated xx/xx/xxxx, the loss mitigation request was denied. As per chapter-xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxx.xx per month for xx months.
As per comment dated xx/xx/xxxx, the subject property is owner-occupied.

Foreclosure Comments:As per the Lis-pendens attached with the Updated title report Pg#xx, the complaint was filed on xx/xx/xxxx under the case#xxxx-xxxxxx. As per the Order to cancel Lis-pendens attached with the Updated title report Pg#xx, the complaint was cancelled.
As per the Lis-pendens attached with the Updated title report Pg#xx, the complaint was filed on xx/xx/xxxx under the case#EFxxxxxx/xxxx. The same complaint was amended on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the motion to dismiss foreclosure was filed on xx/xx/xxxx.

Bankruptcy Comments:The borrower xx J Milano, Jr. had filed bankruptcy under chapter-xx with the case#xx-xxxxx on x/xx/xxxx. The POC was filed by creditor xx on x/xx/xxxx for the secured claim amount of $xxx,xxx.xx and arrearage amount is $xxx,xxx.xx. The schedule D of Voluntary Petition dated x/xx/xxxx shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx. Therefore, the unsecured portion is $xx,xxx.xx. As per the Order Terminating loss mitigation dated xx/xx/xxxx, the loss mitigation request was denied. As per chapter-xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxx.xx per month for xx months.

The loan was modified on x/xx/xxxx with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate x.xxx% and the modified P&I was xxxx.xx. The first modified payment due date was xx and the maturity date will be xx/x/xxxx. As per balloon addendum attached to loan modification located at “xxx”, there is principal forgiven amount of $xxx,xxx.xx. However; the amount of forgiven exceeds x% limit of the modified principal balance.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 652 |-xx-xx-412 |-xx-| -63.19018% Comment: Amortization term monyths (CE,S&P) is 240 Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2020   Tape Value: 5/xx/2020   Variance: -119 (Days)   Variance %:    Comment: Doc date of last modification is 1/xx/2020   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 3/xx/2020   Variance: 1400 (Days)   Variance %:    Comment: Last payment received date is 11/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 589   Variance: -349   Variance %: -59.25297%   Comment: Loan original maturity term months is 240   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $340000.00   Tape Value: $304102.00   Variance: $35898.00   Variance %: 11.80459%   Comment: Original balance (or Line Amount) is $340,000.00   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.87500%   Tape Value: 4.62500%   Variance: 1.25000%   Variance %: 1.25000%   Comment: Original stated rate is 5.87500   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010100000000044444444444   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment hidtory string is 123444444444MMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444440000000001010 Tape Value: 333333333333333333333333 Variance: Variance %: Comment: Payment hidtory string reversed is MMMMMMMMMMMM444444444321 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4331523	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$492.87	$212.52	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.639%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx, which was recorded on xx Instrument# | Book/Page# xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx which was recorded on xx.
There are two civil Judgments active in the Favor of xx in the amount of $xx which was recorded on xx
There is Judgment active in the Favor of xx in the amount of $xx which was recorded on xx
There is Judgment active in the Favor of xx in the amount of $xx which was recorded on xx.
There is Judgment active in the Favor of xx in the amount of $xx which was recorded on xx.

County 2nd half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
As per the updated title report dated xx/xx/xxxx, County 2nd half taxes for the year of xxxx have been delinquent in the amount of $xxx.xx and County 1st half taxes for the year of xxxx have been delinquent in the amount of $xxx.xx. Both were good through on same date xx/xx/xxxx.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest xx.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest xx.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
As per servicing comment dated x/xx/xxxx, the reason for default is borrower income is impacted due to Covid-xx.
No foreclosure activity has been found.
According to the xx report, the borrower “xx” had filed for bankruptcy under Chapter-xx with case# xx on xx.  The loan is in active bankruptcy.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrower “xx” had filed for bankruptcy under Chapter-xx with case# xx on xx and the plan was confirmed on xx. The POC was filed by the creditor xx on xx with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxxx.xx Bi-weekly  for the period of xx months under Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx However, the unsecured portion is xx. No comment has been found indicating a cram-down.  The debtor had filed order granting motion to suspend payments due to borrower income is impacted by Covid-xx and the plan payments will remain $xxxx.xx semi -monthly after the suspension which was stared from xx. The loan is in active bankruptcy.

Not Applicable	Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	Field: Forbearance Plan Start Date Loan Value: xx Tape Value: xx |-xx-xx-5 (Days) |-xx-| Comment: As per servicing comment, Forbearance plan start date is xx Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is Not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.63900%   Tape Value: 10.63920%   Variance: -0.00020%   Variance %: -0.00020%   Comment: Original stated rate is 10.63900%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 010000000111000000000000   Variance:    Variance %:    Comment: Payment history string is 000000022100000002100.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000111000000010   Variance:    Variance %:    Comment: Payment history string reversed is 000000022100000002100.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is refinance.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Trial modification agreement in file is yes. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report  is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

1.Choice of Settlement Agent Disclosure
2.Copy of Appraisal or Statement of Appraised Value"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4420620	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,670.70	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	638	707	41.183%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the review of updated title report dated x/xx/xxxx the subject mortgage was originated on xx in the amount of xx in favor of xx which was recorded on xx under instru# xx The chain of assignment has been completed as the mortgage is currently with the current assignee xx

No active judgments or liens have been found against the borrower or subject property.

The annual combined taxes of xxxx have been paid in the total amount of xx
No prior year delinquent taxes have been found.
As per available payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xxwith P&I $x,xxx.xx and rate of interest x.xxx% for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xxwith P&I $x,xxx.xx and rate of interest x.xxx% for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.

The loan has not been modified since origination.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
The property is owner occupied and no visible damages were reported.
At the time of loan origination the borrower is working at “xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: First Payment Date Loan Value: xx Tape Value: xx |-xx-| 31 (Days) |-xx-| Comment: as per Note first payment date is xx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original LTV is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance not tested as the Initial LE and Initial CD missing in the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Two years employment history for borrower was not met.  Borrower was the owner of xx from xx.  Borrower obtained a job xx as axx.  Since the borrower is a xx, he is considered Self-employed, and a 2 year history of self-employoment in the same field is required.  Final 1003 in file does not reflect the borrower as self-employed nor does the AUS.  AUS is requesting the borrowers past 2 years W2s, which were not obtained, 1099 was."
* Missing Initial Closing Disclosure (Lvl 3)     "The Initial CD and Post Consummation CD are missing. Disclosure Tracking sheet indicates that CD is sent on xx and PCCD is sent on xx
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in FL State and required State disclosures are missing from the loan file.
Radon Gas Disclosure
Insurance Sales Disclosure"
* Required Documentation Missing or Incomplete  (Lvl 3)     "Missing documentation to support omission of xx & Capital Accounts xx
																																																																																																							* Revised Loan Estimate is missing (Lvl 3) "Initial LE dated xx is missing. Disclosure Tracking sheet indicated LE was sent on xx	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(s) on LE dated xx discloses the loan will not be transferred and the originator will service the loan."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4421665	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,844.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.990%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/xx/2016	xx	Not Applicable	2.000%	xx	11/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx

The Chain of assignment has not been completed. The last assignment is with xx
No active liens and judgments are found against borrower.
Tax status is to follow.	According to the payment history as of x/xx/xxxx, the borrower is the borrower is current with the loan. The last payment was received on x/xx/xxxx , the applied date was x/xx/xxxxand the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The Loan current status is Collection.
According to the payment history as of x/xx/xxxx, the borrower is the borrower is current with the loan. The last payment was received on x/xx/xxxx , the applied date was x/xx/xxxxand the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The borrower has been making payment as per Loan modification agreement was made on x/xx/xxxx.The agreement made between the borrowers (Robert Manners) and lender is (Bayview Loan Servicing,LLC.)The new modified principal balance as per modification is in the amount of $xx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx.
The deferred balance amount is $xx,xxx.xx and interest bearing is $xx,xxx.xx.
There are x steps of modification. Borrower promises to pay and the xst step is $xxx.xx monthly with a modified interest rate x.xxx % beginning from xx/xx/xxxx.xnd step is $xxx.xx monthly with a modified interest rate x.xxx % beginning from xx/xx/xxxx. xrd step is $xxx.xxmonthly with a modified interest rate x.xxx % beginning from xx/xx/xxxx. The maturity date as per loan modification agreement is xx/xx/xxxx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter.
No evidence has been found regarding COVID-xx.
No employment information found related to the borrower.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The borrower has been making payment as per Loan modification agreement was made on x/xx/xxxx.The agreement made between the borrowers (x x) and lender is (x x x,x.)The new modified principal balance as per modification is in the amount of $xx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/x/xxxx.
There are x steps of modification. The maturity date as per loan modification agreement is xx/x/xxxx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: As per note, loan original maturity terms are 360 months. However, the tape data reflects 480 months. Tape Source: Initial Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 11/xx/2056   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000321100010112112221121   Tape Value: FFFFFFFFCCC3363333363C33   Variance:    Variance %:    Comment: As per Payment history string 100000000000000000000001.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 121122211211010001123000 Tape Value: 33C3633333633CCCFFFFFFFF Variance: Variance %: Comment: As per Payment history string reversed 000000000000000000000001. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4437391	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,030.39	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	597	Not Applicable	0.000%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2009 12:00:00 AM	xx	Not Applicable	4.000%	xx	01-xx-2010	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
 The chain of assignment has not been completed; currently, the assignment is xx.
There are three state tax liens against the borrowers xx in the combined amount of $xx.
1st and 2nd installment of county taxes for the year of xxxx are paid on xx/xx/xxxx and xx/xx/xxxx in the combined amount of $x,xxx.xx.
No prior years delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per the latest comment dated xx/xx/xxxx, the reason for the default of the borrower was the curtailment of income. No further details related to COVID-xx have been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Update:
The current status of the loan is bankruptcy current.
The reason for default is not available.
As per seller’s tape data, the borrower filed for bankruptcy under Chapter xx with case#xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in xxxx. The foreclosure file was referred to an attorney on xx. As per the notice of default document located at xx”, the amount of xx was delinquent on xx/xx/xxxx, and as per the document located at the notice of trustee sale located at “xx,” the foreclosure sale date was scheduled on xx and it was recorded on xx. The foreclosure sale date was scheduled sexxl times. As per the comment dated xx/xx/xxxx, the foreclosure sale date was scheduled on xx; however, the foreclosure file was put on hold due to bankruptcy and the case was dismissed on xx. As per the comment dated xx/xx/xxxx, the foreclosure sale date was scheduled on xx; however, the foreclosure file was put on hold due to the bankruptcy filed by the borrower on xx; however, the case was dismissed on xx. The foreclosure was again started, as per the comment dated xx/xx/xxxx the foreclosure sale date was scheduled on xx; however, the foreclosure file was put on hold due to the bankruptcy under chapter xx on xx. As per the comment dated xx/xx/xxxx, the foreclosure sale date was postponed from xx due to BK. As per the comment dated xx/xx/xxxx, the foreclosure was put on hold due to COVID-xx and the sale was postponed to xxx. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under Chapter-xx with Case# xx. The POC was filed on xx, with the claim amount of xx. The Chapter xx plan was confirmed on xx. The debtor shall pay to the trustee the sum of $x,xxx.xx for xx to xx months, $x,xxx.xx for xx to xx months, and $x,xxx.xx for xx to xx months under Chapter xx. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx.
The loan modification agreement was made between borrower “xx” on xx/xx/xxxx. The interest bearing principal Balance is $xxx,xxx.xx with an interest rate of x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly  P&I of $x,xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx. The loan has been modified once since origination.
Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Complaint Filed |-xx-| |-xx-| Comment: The sale date was scheduled and it was hold due to BK. Hence, the current status was awaiting sale. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The sale date was scheduled and it was hold due to BK.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the mod, the loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg amortization type is Yes.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Comment: As per the ARM note, the original stated rate is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000001   Tape Value: UXWWWXWVUUTSSRQQPONPPPOQ   Variance:    Variance %:    Comment: The payment history string is 4444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000000000000000000000   Tape Value: QOPPPNOPQSRSSTUUVWXWWWXU   Variance:    Variance %:    Comment: The payment history string reversed is 4444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per teh final hud-1 document, the purpose of transaction per Hud-1 is Cash Out.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state ofxxx. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the final Hud-1 document, the settlement date is xx. However, the settlement date is different from note date xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4498637	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,212.17	11/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	26.836%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07-xx-2017	xx	Not Applicable	6.000%	xx	01-xx-2017	Financial Hardship	According to the Pro-title report dated x/xx/xxxx, the subject mortgage was originated xx
The chain of the assignment has been completed. Currently, the assignment is with xx.
There is a junior mortgage against the subject property in the favor of xx.
No active judgments or liens have been found.
The annual combined taxes of xxxx have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/xxxx.	Collections Comments:The current status of the loan is in bankruptcy.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/xxxx.
As per comment history dated xx/xx/xxxx, the reason for default is unable to be determined.
The comment history dated x/xx/xxxx shows that the subject property has been occupied by an unknown.

Update:
The current status of the loan is bankruptcy.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current UPB is xx.
As per the collection comment dated x/xx/xxxx, the subject property had damages to the shingles due to wind/storm and the date of loss was x/xx/xxxx. The actual loss amount is not available. As per the comment dated xx/xx/xxxx, the loss draft check was received in the amount of $x,xxx.xx. No comments have been found regarding repair completion. As per the comment dated x/xx/xxxx, the subject property is vacant.

Foreclosure Comments:As per foreclosure miscellaneous in updated title report, the complaint was filed on x/xx/xxxx with case xx by Trustee Services of xx. The notice of trustee sale was filed on xx the property was sold to branch xx through Substitute trustee deed recorded on xx however, an order to vacate was filed on xxhad filed the bankruptcy chapter-xx with xx and the plan was confirmed on xx. The date of last filing is xx.
Bankruptcy Comments:As per xx report, the borrower xx had filed the bankruptcy chapter-xx with xx and the plan was confirmed on xx. The proof of claim had filed on xx with the secured claim amount of xx and the amount of arrearage was xx. Under confirmed chapter-xx, the debtor was supposed to pay the trustee the amount of $xxxx.xx for xx months. The date of last filing is xx.	This modification agreement made between borrower xx on $xx/x/xxxx. As per the modified term, the new principal balance was xx. The borrower had promised to pay $xxx.xx monthly with modified interest rate of x.xx% beginning from x/x/xxxx with a maturity date of xx.	Affiliated Business Disclosure HUD-1 Closing Statement Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 353 |-xx-| 7 |-xx-| 1.98300% Comment: AMort. is Months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: 6/xx/2019   Tape Value: 6/xx/2018   Variance: 365 (Days)   Variance %:    Comment: Bankruptcy date is 6/xx/2019.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Vacant   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 11/xx/2023   Tape Value: 10/xx/2018   Variance: 1886 (Days)   Variance %:    Comment: Payment received is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 351   Variance: 9   Variance %: 2.56410%   Comment: Maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001000000010000010   Tape Value: 33333333333B333333333333   Variance:    Variance %:    Comment: Payment history string is MMMMMMMMMMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 010000010000000100000000   Tape Value: 333333333333B33333333333   Variance:    Variance %:    Comment: Payment history string is MMMMMMMMMMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 5/xx/2018 Tape Value: 4/xx/2018 Variance: 27 (Days) Variance %: Comment: S&C date is N/A Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Not all borrowers signed TIL (Lvl 2) "Final TIL is unexecuted by the borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4511429	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$29,197.73	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	682	49.183%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of mortgage assignment is incomplete as no assignment has been found. This should be with xx.
There is a senior civil judgment open against the borrower in the favor of xx in the amount of $xx which was recorded on xx.
Fourth installment combined taxes of xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in collections. The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. No foreclosure proceedings have been found. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found. At the time of origination borrower was working as Financial Consultant/ Finance at “xx” from x years x months. As per comment dated x/xx/xxxx, the borrower income has been impacted by Covid-xx and reason for default is reduce income from salary to part-timex. Comment dated x/xx/xxxx states that the Covid-xx short term forbearance plan was approved for x months from x/xx/xxxx to x/xx/xxxx. Plan extension was requested on x/xx/xxxx. Forbearance plan extension letter was sent on x/xx/xxxx. Comment dated x/xx/xxxx states that the Covid-xx forbearance plan was extended from x/xx/xxxx to x/xx/xxxx. Follow up letter was sent on x/xx/xxxx. No further details have been found.

Update:
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at “xxn” as a financial consultant/ finance for xxx months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: Collections, < 60 Days |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2484.43   Variance: $-2484.43   Variance %: -100.00000%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 1   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 1   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "Moderate" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.955%) is exceeded APOR (5.860%) by 0.095%. The APR threshold is 5.860% and the subject loan is escrowed one. Qualified Mortgage Safe Harbor Threshold: FAIL Charged: 5.955% Allowed: 5.860% Over by: +0.095%"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test.  The loan does charge fee not provided for in this act, which is prohibited.  Prohibited Fees Test: FAIL    Charged for Document preparation Fee for $55.00    Allowed: $0.00    Over by: +$55.00"
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing the alert that the subject loan is currently in short term forbearance plan due to COVID."
* Missing Credit LOX (Lvl 3) "1. There are seven 30 day accounts on the Credit report dated xx. However, no evidences are available in the loan file to confirm whether these are paid off. i. xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The borrower’s income was calculated incorrectly at origination as $17,801.38; however, the corrected Income is $16,342.35. Due to this, the borrower’s DTI is increased from 46.408% to 49.254%. The borrower's income is considered from his latest electronic VOE dated 3/xx/2018. As per EVOE, the borrower is getting $65,000.00 annually. The borrower is receiving Base + Bonus Incomes from his current job. The borrowerr's base income has increasing trend for past 2 years. However, the current year YTD is less than the base income. Hence considered the lowest axxge income ($4,159.46) for qualification. The borrower is also receiving Bonus from his current job and it has increasing trend for past 2 years. Hence considered the lowest axxge income ($12,182.89) for qualification. SOL expired, downgraded to LVL2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.183% as the Borrower income was $16,342.35 and total expenses are in the amount of $8,317.22 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Refer with Caution” and DTI is showing in it as 46.408%. The borrower’s income was calculated incorrectly at origination as $17,801.38; however, the corrected Income is $16,342.35. Due to this, the borrower’s DTI is increased from 46.408% to 49.254%. The borrower's income is considered from his latest electronic VOE dated 3/xx/2018. As per EVOE, the borrower is getting $65,000.00 annually. The borrower is receiving Base + Bonus Incomes from his current job. The borrowerr's base income has increasing trend for past 2 years. However, the current year YTD is less than the base income. Hence considered the lowest axxge income ($4,159.46) for qualification. The borrower is also receiving Bonus from his current job and it has increasing trend for past 2 years. Hence considered the lowest axxge income ($12,182.89) for qualification. SOL expired, downgraded to LVL2."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4538538	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$6,559.23	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	644	649	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment is incomplete as the updated report does not show assignments record. xx".
No active judgments or liens found.
Annual county taxes for the year xxxx are due for x/xx/xxxx in the amount of $x,xxx.xx.
Annual county taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
Review of payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is x/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx% for the due date of x/xx/xxxx. The UPB as of date is in the amount of $xx,xxx.xx.	Collections Comments:Loan current status is collection.
Review of payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is x/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx% for the due date of x/xx/xxxx. The UPB as of date is in the amount of $xx,xxx.xx.
No records of foreclosure and bankruptcy have been found.
According to the collection comment dated xx/xx/xxxx, the borrower has lost of income due to Covid-xx. The property is rental & tenants are not working due to Covid-xx. Servicer has sent x months FB plan that began from xx/xx/xxxx till December. No further details have been found.
According to the collection comments, no damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Note	Field: Does Lender G/L Require MI? Loan Value: xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxTape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Original note along with lost note affidavit document is missing from the loan file. The loan was not modified since origination."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" as the loan is failed for: TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test
The annual percentage rate (APR) is xx. The disclosed APR of xx is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4618241	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,552.38	12/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	18.936%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	6/xx/2010 12:00:00 AM	xx	Not Applicable	4.750%	xx	01-xx-2010	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx
Chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx It should be with xx
There is a state tax lien in the amount of xx in the favor of xxwhich was recorded on xx1st and 2nd instalment taxes for the year of xxxx have been paid in the amount of xxNo prior year delinquent taxes have been found.

As per the review of payment history, the borrower has been delinquent with the loan for xx+days and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
Collections Comments:The loan is currently in collections and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx.
The loan was modified on x/xx/xxxx. The reason for default is loss of job. As per the comment dated x/xx/xxxx, the borrower submitted a online Covid notification stating he lost his job and a reduction of hours or temporary unemployment, and he cannot make his monthly payment. As per the comment dated xx the borrower was offered a Fb plan starting from x/xx/xxxx to x/xx/xxxx. No further details have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney. No details have been found. As per the document “xx” located at “xx”, the sale was scheduled for xx The publication of sale was located at “xx”. The property was sold to xx at highest bid amount xx As per the Affidavit to Expunge Sheriff’s Deed on Mortgage sale located at” xx”, states that the mortgage sale is of no force or effect. The updated title report dated xx reflects the ownership in the name of xx.
Bankruptcy Comments:Not Applicable	This step loan was modified on x/xx/xxxx between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of $xx,xxx.xx with an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx, beginning from x/x/xxxx. The maturity date as per modification is x/x/xxxx. This loan was modified once.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Payment Plan |-xx-| |-xx-| Comment: The loan is currently in collections and the next due date for payment is xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated and the file was referred to an attorney. No details have been found. As per the document “Sheriff’s Deed on Mortgage Foreclosure” located at “xx”, the sale was scheduled for xx   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1922.88   Variance: $-1922.88   Variance %: -100.00000%   Comment: Deferred principal per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2010   Tape Value: 6/xx/2010   Variance: -3 (Days)   Variance %:    Comment: Doc date of last modification is 6/xx/2010.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -2 (Days)   Variance %:    Comment: As per the note, the first payment date is xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the mod, the loan amortized type is Step.   Tape Source: Initial   Tape Type: xx
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, the Original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original stated LTV(OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Property address street isxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: purchase Variance: Variance %: Comment: Purpose per application is refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in MI state. The following state disclosures are missing from the loan file,

1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4628928	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$472.77	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.850%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2019 12:00:00 AM	xx	Not Applicable	6.000%	xx	01-xx-2019	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed.
There is an active senior mortgage in the amount of $xx,xxx.xx in the favor of xx, Acting through the xx which was recorded on xx.
Annual County taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual other taxes for the year of xxxx have been paid in the amount of $x.xx.

No prior delinquent taxes have been found.
According to the payment history, the borrower has been current with the loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is performing.
According to the payment history, the borrower has been current with the loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history  is in the amount of $xx,xxx.xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to an attorney onxx. The sale was scheduled on xx. However, the foreclosure was put on hold due to loan modification.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on x/xx/xxxx.The borrower promises to pay the new UPB in the amount of $xx,xxx.xx with the annual interest rate of x.xx% and the modified P&I is in the amount of $xxx.xx beginning from x/x/xxxx till the maturity date x/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Did a Modification Change Note Terms? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Modification agreement made on 2019 Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $0.00   Tape Value: $619.36   Variance: $-619.36   Variance %: -100.00000%   Comment: payment history is incomplete   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Final TIL Missing or Not Executed (Lvl 3) "Final TIL is missing from loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 along with the estimated HUD1 and Itemization are missing the loan file."	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at time of origination is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4753812	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
There is an active junior mortgage in the amount of $ xx which was recorded on xx.
There are five active Water Sewer liens against the subject property in the total amount of $xx which was recorded on multiple dates in favor of xx
There is an active civil judgment against the borrower in the amount of $xx which was recorded on xx/xx/xxxx in favor of xx
There is an active “xx” against the borrower in the amount of $xx which was recorded on xx/xx/xxxx in favor of xx
Tax certificate is to follow.
Review of the latest xx months payment history shows that the borrower is delinquent for xx months. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower is delinquent for xx months. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Borrower has filed bankruptcy under xx. POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx MFR was filed by the subject creditor on xx Later on debtor has filed amended chapter xx plan on xx which states that the debtor shall pay the subject arrears which is in the total estimated amount of xx through plan and debtor will pay the ongoing payment directly to the subject creditor. “Order Confirming Chapter xx Plan” was filed on xx which states that the debtor amended chapter xx plan is hereby confirmed. Currently borrower is in active bankruptcy.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Update:
The current status of the loan is performing.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xx,xxx.xx.
No foreclosure evidence has been found.
As per the collection comment dated xx the bankruptcy case was discharged but not closed. The BK firm monitor for terminated. Further details not provided.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under xx. POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx MFR was filed by the subject creditor on xx Later on debtor has filed amended xx which states that the debtor shall pay the subject arrears which is in the total estimated amount of xx through plan and debtor will pay the ongoing payment directly to the subject creditor. “Order Confirming Chapter xx Plan” was filed on xx which states that the debtor amended chapter xx plan is hereby confirmed. Currently borrower is in active bankruptcy.

Update:
As per the collection comment dated xx the bankruptcy case was discharged but not closed. The BK firm monitor for terminated. Further details not provided.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	Field: ARM Lifetime Floor Percent Loan Value: 5.000% Tape Value: 0.000% |-xx-| 5.000% |-xx-| 5.00000% Comment: ARM lifetime floor percent is 5.00%. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Unavailable   Tape Value: 2/xx/2021   Variance:    Variance %:    Comment: Current bankruptcy post petition date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 1/xx/2019   Variance: 1795 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $97000.00   Tape Value: xx   Comment: Original appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 33333333333B333333333333   Variance:    Variance %:    Comment: Payment history string is 444444444444444443214444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 333333333333B33333333333   Variance:    Variance %:    Comment: Payment history string reversed is 44441234444444444444444.   Tape Source: Initial   Tape Type:
xx
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: 8/xx/2018 Variance: Variance %: Comment: S&C filing date is Unavailable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4804012	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,860.70	09/xx/2020	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,164.50	xx	6.750%	360	360	xx	xx	xx	Conventional	ARM	36	Cash Out	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	35.771%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2009	xx	xx	3.000%	xx	01-xx-2009	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
No active lies or judgments have been found.
xxxx-xxxx county 1st and 2nd tax is due on xx/xx/xxxx and x/xx/xxxx in the amount of $xxxx.xx.
According to the payment history as of xx/xx/xxxx,the borrower is currently delinquent for x months. The last payment was receiveed date is x/xx/xxxx.The payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments: As per collection comment the loan is in the active bankruptcy.
According to the payment history as of xx/xx/xxxx,the borrower is currently delinquent for x months. The last payment was receiveed date is x/xx/xxxx.The payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.The UPB reflected as per the payment history is in the amount of xx.
According to the xx, the borrower xx had filed bankruptcy under chapter-xx with the xx. The plan was confirmed on xx. The POC was filed on xx the POC amount is  xx and the arrearage amount is $xx,xxx.xx.
As per the review of servicing comments, the foreclosure was initiated. The file was referred to an attorney .The complaint was file on xx. The sale was scheduled on xx. However the foreclosure was on hold on due to bankruptcy was field on xx. No further information has been found.

Updated:
The loan is currently in active bankruptcy.
As per the servicing comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx. As per the servicing comment dated xx/xx/xxxx, the foreclosure has been put on hold due to loss mitigation. Further details were not provided.
As per the servicing comment dated xx/xx/xxxx, the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated. The file was referred to an attorney .The complaint was file on xx. The sale was scheduled on xx. However the foreclosure was on hold on due to bankruptcy was field on xx. No further information has been found.
Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under chapter-xx with the xx. The plan was confirmed on xx. The POC was filed on xx the POC amount is xx and the arrearage amount is $xx,xxx.xx.	This modification agreement was made between Lender xx.As per the modified term the new principal balance is xx, interest bearing in the amount of xx with deferred balance in the amount of xx. The borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx % beginning from x/x/xxxx with a maturity date of x/x/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization Term Moths are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was initiated.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $184965.17   Tape Value: $184551.31   Variance: $413.86   Variance %: 0.22425%   Comment: Deferred Prianciapl per PH is $.0.00.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2009   Tape Value: 7/xx/2009   Variance: -28 (Days)   Variance %:    Comment: doc Date of Last modification 7/xx/2009.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is NA.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Laon Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.75000%   Tape Value: 5.38000%   Variance: 1.37000%   Variance %: 1.37000%   Comment: Original Stated Rate is 6.75%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 8/xx/2016   Tape Value: 7/xx/2016   Variance: 46 (Days)   Variance %:    Comment: S&C Filing Date is 8/xx/2016.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/xx/2039   Tape Value: 8/xx/2046   Variance: -2618 (Days)   Variance %:    Comment: Stated Maturity date is 6/xx/2039.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $2139.56 Variance: $-2139.56 Variance %: -100.00000% Comment: Suspense Balance per PH is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The ROR transaction date is xx is not consistent with Note date xx
																																																																																																								* Settlement date is different from note date (Lvl 2) "The property is in CA state, as per Final HUD-1, the settlement date is xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4852715	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,888.16	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.597%	361	361	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	610	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx with xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two junior state tax liens against borrower which is in the total amount of $xx and filed by xx.
There are two junior IRS liens against borrower which is in the total amount of xx and filed by xx.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
According to the payment history as of xx/xx/xxxx, the loan is xx month delinquent. The last payment was received on xx/xx/xxxx which was applied on xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the payment history as of xx/xx/xxxx, the loan is xx month delinquent. The last payment was received on xx/xx/xxxx which was applied on xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
According to the xx, the borrower had filed bankruptcy under chapter-xx with the case#xx on xx. Later on x/xx/xxxx the plan has been converted to chapter-xx and the plan has been confirmed on xx.
The POC was filed on xx, the POC amount is xx and the arrearage amount is $xxx,xxx.xx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is xx; therefore, the unsecured portion is $x.xx.

Update:
The loan is currently in active bankruptcy.
As per the servicing comment dated xx/xx/xxxx, the borrower filed the bankruptcy under chapter xx with case #xx and bankruptcy is still active.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-xx with the case#xx on xx. Later on x/xx/xxxx the plan has been converted to chapter-xx and the plan has been confirmed on xx.
The POC was filed on xx, the POC amount is xx and the arrearage amount is $xxx,xxx.xx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, the unsecured portion is $x.xx.

Update:
As per the servicing comment dated xx/xx/xxxx, the borrower filed the bankruptcy under chapter xx with case #xx and bankruptcy is still active.
Not Applicable	1-4 Family Rider Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 361 Tape Value: 563 |-xx-xx-202 |-xx-| -35.87921% Comment: Amortization term months is 361. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: balloon indicator is no.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: loan amortization type is unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: loan documentation type is no documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 361   Tape Value: 562   Variance: -201   Variance %: -35.76512%   Comment: Loan original maturity term months is 361.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000002101111110122212122   Tape Value: 210001009999999999999999   Variance:    Variance %:    Comment: Payment history string is mm0000mmmmmmmmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 221212221011111101200000   Tape Value: 999999999999999900100012   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmmmmmmmmmmm0000mm.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 5086.400%   Variance:    Variance %:    Comment: Post-close DTI per 1003 is unavailable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refinance per application is cash out - other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xxTape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Note date is xx. However in HUD-1 settlement date shows xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4855060	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,768.73	$3,062.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.700%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	570	Not Applicable	20.205%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	4.500%	xx	01-xx-2019	Financial Hardship	Review of the updated title report dated xx
There is an active junior mortgage in the amount ofxx
There is an active civil judgment against the borrower in the amount of xx
There is an active state tax lien or warrant against the xx
There is an active HOA lien against the subject property in the amount of xx
1st installment of County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
2nd installment of County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
1st installment of County tax for the year of xxxx is delinquent which was due on x/xx/xxxx in the amount of $xxxx.xx and it is good through on x/xx/xxxx.
2nd installment of County tax for the year of xxxx is due on xx/xx/xxxx in the amount of xxxx.xx.

Review of the latest xx months payment history shows that the borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Loan Modification agreement was made between borrower and lender on xx The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx The new modified principle balance is in the amount of xx and the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.
Evidence has been found regarding the COVID-xx in the available servicing comments. As per comment dated x/xx/xxxx the forbearance plan has been provided to borrower which starts form x/xx/xxxx till x/xx/xxxx for three months in the amount of $xxxx.xx. As per comment dated x/xx/xxxx the plan was kept. No further information has been found regarding the COVID-xx in the available servicing comments.
As per final xxxx, at the time of origination the borrower was working in "xx.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx The new modified principle balance is in the amount of xx and the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 528 |-xx-xx-168 |-xx-| -31.81818% Comment: Amortization Term months (CE, S&P) is 360 months. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $46323.05   Variance: $-46323.05   Variance %: -100.00000%   Comment: Deferred Principal (Modification) per Payment History is $0.00.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase Exceptions Test Failed due to IN License Validation Test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
FAIL
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to IN License Validation Test FAIL."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4895660	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,777.90	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.810%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	10.278%	xx	01-xx-2019	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The last assignment is xx.
No active judgments or liens have been found against the subject property/the borrower.
Combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the loan is performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. UPB has not been reflected in the latest payment history. The UPB as per the tape data is reflected in the amount of $xx,xxx.xx. The current interest rate is xx.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. UPB has not been reflected in the latest payment history. The UPB as per the tape data is reflected in the amount of $xx,xxx.xx. The current interest rate is xx.xxx% and P&I is $xxx.xx. The loan was modified on xx between the borrower xx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of xx.xxx % beginning from x/xx/xxxx, till the maturity date of x/xx/xxxx. The New Principal Balance stated in the modification is $xx,xxx.xx.
According to comment dated xx/xx/xxxx, the subject property is owner occupied.
No foreclosure/bankruptcy activity has been found. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx between the borrower xx. The borrower promises to make a monthly payment of $xxx.xx with the initial step interest rate of xx.xxx % beginning from x/x/xxxx. The New Principal Balance stated in the modification is xx. The loan was modified with two steps interest rate. The stated maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 480 |-xx-xx-240 |-xx-| -50.00000% Comment: Amortization term months are 240. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2019   Tape Value: 7/xx/2019   Variance: -15 (Days)   Variance %:    Comment: Doc date of last modification is 7/xx/2019.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 7/xx/2008   Tape Value: 7/xx/2019   Variance: -4014 (Days)   Variance %:    Comment: First payment date is 7/xx/2008.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 480   Variance: -240   Variance %: -50.00000%   Comment: Loan original maturity term months are 240.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 7/xx/2019   Tape Value: 7/xx/2024   Variance: -1827 (Days)   Variance %:    Comment: Mod step 1 date is 7/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 10.278%   Tape Value: 10.810%   Variance: -0.532%   Variance %: -0.53200%   Comment: Mod step 1 rate is 10.278%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCC12345C1234123C442345C   Variance:    Variance %:    Comment: Payment history string is 012344230123404444440000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: C543244C3414321C543C1CCC   Variance:    Variance %:    Comment: Reversed Payment history string is 012344230123404444440000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Purpose of refinance per application is unavailable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
TILA Finance Charge Test: FAIL  Loan Data: xx Comparison Data: xx Variance: xx.
 This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: xx."
* Missing credit report (Lvl 2)     "Credit report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina. The following required state disclosures are missing from the loan file.
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure
3. Manufactured Home Loan  Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4917354	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,128.76	10/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	xx	2.750%	xx	01-xx-2018	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject Mortgage was originated on xx.
The chain of assignment has been completed.
No active judgments or liens have been found.
1st, 2nd installment County taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No prior delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for xx months and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in active Bankruptcy.
According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx and the plan was filed on xx. The POC was filed on xx, the POC amount is xx. The date of last of filing is xx.
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for xx months and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx and the plan was filed on xx. The POC was filed on xx, the POC amount is xx. The loan is in active BK and the date of last of filing is xx.

The loan modification agreement was made on xx.The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with annual interest rate of x.xxx% and the modified P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity datexx. The interest bearing amount is$xx,xxx.xx and deferred amount is $xx,xxx.xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is no.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: is reo active is not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 10/xx/2020   Tape Value: 12/xx/2019   Variance: 334 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 11/xx/2018   Tape Value: 2/xx/2020   Variance: -457 (Days)   Variance %:    Comment: Mod step 1 date is 11/xx/2018.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value:xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 33333333B333   Variance:    Variance %:    Comment: payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444444444444444 Tape Value: 333B33333333 Variance: Variance %: Comment: payment history string reversed is 444444444444444444444444. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD and itemization are missing from the loan file."
* Missing credit report (Lvl 3) "Missing Credit Report from the loan package."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4919656	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,553.80	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	Not Applicable	4.625%	xx	01-xx-2012	Financial Hardship	The review of the pro-title dated x/xx/xxxx reflects that the subject mortgage was originated xx.

The chain of the assignment has been completed. The latest assignment is xx.

No judgment and liens were open against the borrower.

Combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx.
Utilities annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx.

No prior years delinquent taxes have been found.	Review of updated payment history as of x/xx/xxxx, the borrower is making regular payments. The next regular payment is due on x/xx/xxxx. The last P&I payment was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx%. As per history the UPB is in the amount of $xx,xxx.xx.	Collections Comments:The loan is performing. Review of updated payment history as of x/xx/xxxx, the borrower is making regular payments. The next regular payment is due on x/xx/xxxx. The last P&I payment was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx%. As per history the UPB is in the amount of $xx,xxx.xx.
The reason for default is decreased income due to covid-xx. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the modification agreement which was made between the borrower xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/x/xxxx till maturity date of xx/x/xxxx.	Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 300 |-xx-| 60 |-xx-| 20.00000% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1228.19   Variance: $-1228.19   Variance %: -100.00000%   Comment: Deferred principal per payment histtory is $0.00.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2007   Tape Value: 11/xx/2012   Variance: -1827 (Days)   Variance %:    Comment: First payemt date is 11/xx/2007.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 300   Variance: 60   Variance %: 20.00000%   Comment: Loan origination maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-3000.00   Variance %: -2.32004%   Comment: Original appraisal value xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 81.900%   Tape Value: 80.000%   Variance: 1.900%   Variance %: 2.37500%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 212222211111110110000000   Tape Value: CCCCCCC11C11211112222222   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000011011111112222212   Tape Value: 22222221121211C11CCCCCCC   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: $125,061.44 Comparison Data: $126,389.98 Variance: -$1,328.54

TILA APR Test: Result: FAIL Loan Data: 6.314% Comparison Data: 6.440% Variance: -0.126%"
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by all borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "TIL not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4936951	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,479.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.350%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	2.000%	xx	01-xx-2016	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject Mortgage xx.
The chain of assignment has been completed as the current assignment is with xx.
o active judgments or liens have been found.
2nd installment Combined tax for the year of xxxx has been due in the amount of $xxx.xx.
No prior delinquent taxes have been found.

According to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections.
According to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter xx with the xx and the plan was confirmed on xx. The POC was filed on xx with the claim amount of $xx,xxx.xx and the arrearage is in the amount of $xx,xxx.xx. The debtor was dismissed on xx and case was terminated on xx.	The loan modification agreement was made between (borrower) xx and (Lender) xx. The borrower promises to pay the new UPB in the amount of $xx,xxx.xx with interest rate starting at x.xx% and the modified P&I is in the amount of $xxx.xx beginning from xx/x/xxxx till the maturity date xx.	Affiliated Business Disclosure Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Yes Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 11/xx/2016   Tape Value: 11/xx/2021   Variance: -1826 (Days)   Variance %:    Comment: 11/xx/2016   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: 2.00%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 11/xx/2021   Tape Value: 11/xx/2022   Variance: -365 (Days)   Variance %:    Comment: 11/xx/2021   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 3.500%   Variance: -0.500%   Variance %: -0.50000%   Comment: 3.0%   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: 9/xx/2005   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000011222222343232322211   Tape Value: 000012222243323232221111   Variance:    Variance %:    Comment: 00001122223432322211   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 112223232343222222110000   Tape Value: 111122232323342222200000   Variance:    Variance %:    Comment: 11222232323432222211000   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: 36   Tape Value: 3   Variance: 33   Variance %: 1100.00000%   Comment: 36   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 3652 (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "IN License Validation Test: FAIL

Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the HUD1, the settlement date is 09/xx/2005 which is different from the note date 09/xx/2005."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5004971	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,108.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2014 12:00:00 AM	xx	Not Applicable	6.500%	xx	01-xx-2015	Financial Hardship	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage xx.
The chain of assignment has been completed as the mortgage is currently with the current assignee xx.

The subject mortgage is at second lien position as there is one Water/Sewer Lien against the subject property in the total amount of $xx which was recorded on xx. The subject property is located in State of IL which is Super Lien State. The subject property can be getting foreclosed due to above unpaid lien. This can be cured by paying off the above unpaid lien with late charge and fees.
There are x junior mortgages against the subject property as follow.
First was recorded on x/xx/xxxx in the amount of $xx in favor of xx.
Second was recorded on xx/xx/xxxx in the amount of $xx in favor of xx.

The annual combined taxes of xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current UPB reflected is in the amount of $xx,xxx.xx.

The loan has been modified once since origination.  The modification agreement was made on xx/xx/xxxx with Fixed Amortization between borrower “xx and lender xx. The new principal balance is $xx,xxx.xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from x/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
x
The debtor xx had filed bankruptcy under ch#x with xx. Schedule D of Voluntary Petition dated xx shows that amount of claim without deduction value of collateral is xx and value of property is x, therefore the unsecured portion is $xx,xxx.xx. The bankruptcy was discharged on xx and the case was terminated on xx.

The subject mortgage is at second lien position as there is one Water/Sewer Lien against the subject property in the total amount of $x,xxx.xx which was xx. The subject property is located in State of IL which is Super Lien State. The subject property can be getting foreclosed due to above unpaid lien. This can be cured by paying off the above unpaid lien with late charge and fees.

No evidences have been found regarding the current/prior foreclosure proceedings.
The property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed bankruptcy under ch#x with xx. Schedule D of Voluntary Petition dated xx shows that amount of claim without deduction value of collateral is xx and value of property is xx, therefore the unsecured portion is $xx,xxx.xx. The bankruptcy was discharged on xx and the case was terminated on xx.	The loan has been modified once since origination. The modification agreement was made on xx/xx/xxxx with Fixed Amortization between borrower xx and lender xx The new principal balance is xx Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from x/x/xxxx and ends with the maturity date of xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK was discharged on 11/xx/2013 Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 87.075%   Tape Value: 87.721%   Variance: -0.646%   Variance %: -0.64600%   Comment: original CLTV ratio is 87.075%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $845.19   Tape Value: $733.33   Variance: $111.86   Variance %: 15.25370%   Comment: stated original P&I is $845.19   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: purpose of refinance per application is lower rate tern.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 2922 (Days)   Variance %:    Comment: stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $950.00 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with Preliminary HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5082510	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$907.41	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.400%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	5/xx/2013 12:00:00 AM	xx	Not Applicable	6.900%	xx	01-xx-2013	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was recorded on xx.
The chain of assignment has not been completed as the current assignee is xx. However, the assignment is missing to xx.
No active judgments or liens have been found.
The annual county taxes for the year xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is x/xx/xxxx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx. The borrower had filed bankruptcy under chapter xx on xx with the case # xx and the plan has been confirmed on xx.The POC was filed on xx with the secured claim amount of xx. The case was discharged on xx. The date of the last filing the bankruptcy was xx. The loan modification agreement was made on xx/xx/xxxx between xx and xx. The loan was modified once since origination. No damage and repairs have been found. No information pertaining to foreclosure has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx on xx and the plan has been confirmed on xx.The POC was filed on xx. The case was discharged on xx. The date of the last filing the bankruptcy was xx.	The loan modification agreement was made on xx/xx/xxxx between xx. The new principal amount is $xxx,xxx.xx to be paid at the rate of interest of x.xx% and P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx. The interest rate will revert to x.xx% from xx/xx/xxxx. The loan was modified once since origination.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Doc Date of Last Modification Loan Value: 5/xx/2013 Tape Value: 5/xx/2013 |-xx-| 15 (Days) |-xx-| Comment: 5/xx/2013. Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: xx   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 9999999999999999999CCCCC   Variance:    Variance %:    Comment: 000000MMMMM4444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCCC9999999999999999999   Variance:    Variance %:    Comment: 000000MMMMM4444444444444.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $91270.91 Tape Value: $91588.49 Variance: $-317.58 Variance %: -0.34674% Comment: $91,270.91. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 along with estimated HUD1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file. 1.Agent Preference Disclosure 2.Casualty Insurance Disclosure 3.Manufactured Home Loan  Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5096690	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,075.11	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2018	xx	Not Applicable	6.000%	xx	11/xx/2018	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage assignment is with xx
There is a junior mortgage in the amount of $xx,xxx in the favor of xx
No active judgments or liens have been found.
Annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
According to payment history as of x/xx/xxxx, the borrower has been current with the loan and the next due for the payment is x/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to the due date of x/xx/xxxx. The current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next due for the payment is x/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to the due date of x/xx/xxxx.
The loan was modified on xx/xx/xxxx. The RFD is unable to be determined. As per the comment dated x/xx/xxxx, the property is owner occupied. No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification Agreement, the loan was modified on xx/xx/xxxx. The new modified principal balance as per modification is in the amount of $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with interest rate of x.xxx %, beginning from xx/x/xxxx. The maturity date as per modification is x/x/xxxx. This loan was modified once.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Note Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 635 |-xx-xx-275 |-xx-| -43.30708% Comment: As per the tape, the loan amortization term are 360. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 635   Variance: -275   Variance %: -43.30708%   Comment: As per the tape, the loan maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: An Appraisal report from origination is missing from the loan file. The values are updated as per the tape.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000010211111110000100   Tape Value: 001010010000000000000888   Variance:    Variance %:    Comment: As per audit the payment history string is 00101001000000000000444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001000011111112010000000   Tape Value: 888000000000000010010100   Variance:    Variance %:    Comment: As per audit the payment history string reversed is 44400000000000010010100   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: 5481.000% Variance: Variance %: Comment: Final application is missing from the loan file. Tape Source: Initial Tape Type:	3: Curable	* Note is missing or unexecuted (Lvl 3) "Note is missing from the loan file. The lost note affidavit is also not found. The loan was modified."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "***Duplicate***
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 6.236%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 6.236%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test :- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow acct disclosure is missing from loan files."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5278110	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$802.84	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	44.985%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the review of updated title report dated x/xx/xxxx the subject mortgage was originated on xx in favor of xx in the amount of xx which was recorded on xx under instru# xx
The chain of assignment has been completed as the mortgage is currently with the current assignee xx

No active judgments or liens have been found against the borrower or subject property.
The annual combined taxes for xxxx/xxxx have been paid in the amount of $ xx
No prior year delinquent taxes have been found.

Update: According to the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in favor of xx, in the amount of xx which was recorded on xx
No active judgments or liens have been found against the borrower or subject property.
The annual combined taxes for xxxx-xxxx were paid in the amount of xx
No prior-year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xx,xxx.xx.

Update: According to a review of the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The date of the last payment received is not available. The interest rate is x.xx %, and P&I is $xxx.xx. The UPB is $xx,xxx.xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xx,xxx.xx.
The loan has not been modified since origination.
No evidences have been found regarding the foreclosure proceedings or Bankruptcy filing.
The property is owner occupied and no visible damages were reported.
As per latest comment dated xx FEMA Disaster Moratorium declared on xx for Corona virus Disease xxxx Pandemic starting on xx However, no further comments have been found regarding Covid-xx. As per review of latest payment history borrower is performing, the last payment was received on x/xx/xxxx and next due date is x/xx/xxxx. At the time of origination borrower is working as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: Loan Amount is xx and Apprisal Value of Property is xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Loan Amount is xx and Apprisal Value of Property is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0000000000XX   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: XX0000000000   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Note Reflects Maturity Date xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by 0.387%."
* Loan does not conform to program guidelines (Lvl 3)     "Loan is not eligible for FHA.  AUS shows Refer/Eligible, which is not permitted."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in state of IN and required state disclosures are missing from the loan file.
Federal Consumer Credit Protection Act Disclosure
																																																																																																							Insurance Freedom of Choice Disclosure"		* Loan has escrow holdback. No proof it was released (Lvl 1) "Loan has escrow holdback. Proof of release is available in file."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5490695	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,823.12	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.280%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of $xx with xx and it was recorded on xx/xx/xxxx as Bk/Pg#xx.

The chain of assignment has been completed as currently the mortgage is with current assignee “xx”.

There is one “Hospital Lien” available in the updated report for the amount of $xx with the lender “xx.” & it was recorded on xx/xx/xxxx.

RE Tax Status:

Annual county taxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.

In the additional information, “Water & Sewer” taxes for the year xxxx are due on x/xx/xxxx in the amount of $xx which is in the favor of xx

No delinquent taxes have been found for the prior year.

Update: Review of the updated title report dated x/xx/xxxx shows the subject mortgage originated on x/xx/xxxx in the amount of $xx with 'xx
No active liens or judgments have been found.
Annual county taxes for xxxx have been paid in full in the amount of $x,xxx.xx.
No prior-year delinquent taxes have been found.
The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for x months and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xx,xxx.xx.

Update:- According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $xxx.xx with an interest rate of x.xx%. The current UPB is $xx,xxx.xx, and the deferred balance is $xxx.xx.	Collections Comments:The loan is currently in collections.

The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for x months and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx% which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xx,xxx.xx.

No bankruptcy & foreclosure evidence has been found.

The loan was not modified since origination.

According to the collection comment dated x/xx/xxxx, the borrower has been impacted due to Covid-xx pandemic. The borrower stated that he could not make the March payment. As per document dated on xx, servicer offered x month Covid-xx deferment assistance for the amount of $xxx.xx due on x/xx/xxxx. The deferment processing date is x/xx/xxxx. No further information have been found regarding the Covid-xx.

The subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |-xx-xx-272.250% |-xx-| -272.25000% Comment: ARM index margin percent is 2.750%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: 2.750%   Tape Value: 275.000%   Variance: -272.250%   Variance %: -272.25000%   Comment: ARM lifetime floor percent is 2.750%.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $741.96   Tape Value: $733.64   Variance: $8.32   Variance %: 1.13407%   Comment: Deferred principal (modification) per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 8.280%   Tape Value: 3.000%   Variance: 5.280%   Variance %: 5.28000%   Comment: Max rate at first adjustment is 8.280%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 2.750%   Tape Value: 2.530%   Variance: 0.220%   Variance %: 0.22000%   Comment: Min rate at first adjustment is 2.750%.   Tape Source: Initial   Tape Type:
Field: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 321110010000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 3321100100000000010000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000010011123   Variance:    Variance %:    Comment: The Payment History String reversed is 000000010000000010011233.   Tape Source: Initial   Tape Type:
Field: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to the loan is failing for:

TILA APR Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Loan Data is 0.000%, Comparison Data is  3.720% & Variance is -3.720%
The annual percentage rate (APR) is 3.720%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5612024	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,308.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.450%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	544	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is with xx.
No active judgments or liens have been found.
Annual County taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.	The review of updated payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections.
The review of updated payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is in the amount of $xxx,xxx.xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.
As per servicing comment dated x/xx/xxxx, the borrower has been impacted by COVID-xx and he is unemployed. As per servicing comment dated x/xx/xxxx, the borrower has been looking to get deferment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the debtor "xx" had filed for bankruptcy under xx. The plan was confirmed on xx. The POC was filed on xx, the POC amount is xx and the arrearage amount is xx. As per trustees final report dated xx, the subject creditor claim arrearage was paid in the amount of xx. The debtor was discharged on xx and the case was terminated on xx.	Not Applicable	Affiliated Business Disclosure Document Showing a Index Numerical Value Loan Program Info Disclosure	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK filed on 3/xx/2018.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $3758.56   Variance: $-3758.56   Variance %: -100.00000%   Comment: No modification has been filed.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No modification has been filed.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amoritzation type is ARM (Pick-xx-Payment)   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 0000M0000000000000000000   Tape Value: 210001000000000999999999   Variance:    Variance %:    Comment: Payment history string reversed is 210000000000000123444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0000000000000000000M0000   Tape Value: 999999999000000000100012   Variance:    Variance %:    Comment: Payment history string reversed is 444444321000000000000012.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 76.931%   Tape Value: 4410.300%   Variance: -4333.369%   Variance %: -4333.36900%   Comment: Post Close DTI per 1003 is 76.931%.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Prepayment penalty dos status read as Yes.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refinance per application is other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value:xx.	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value is unavailable as the supportive document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5894678	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$978.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	13.010%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	1.290%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/xx/2010	xx	xx	13.014%	xx	03/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage is with xx
There is a senior mortgage in the amount of $xx which was recorded on xx
There is a junior mortgage in the amount of $xx which was recorded on xx
There is a gas lien in the amount of $xx which was recorded on xx
There is a judgment in the amount of $xx which was recorded on xx

Annual taxes for the year of xxxx have been paid in the amount of $xxx.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. No evidence of post-closing foreclosure have been found. No records for bankruptcy have been found.
The RFD is unable to be determined. No damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Adjustment of terms agreement was signed between the borrower Eleanor Ravenell and the lender xxFinancial on x/xx/xxxx. The UPB is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of xx.xxx%, beginning from x/xx/xxxx. The maturity is x/xx/xxxx.	Affiliated Business Disclosure Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $2400.39 Tape Value: $3336.86 |-xx-| $-936.47 |-xx-| -28.06440% Comment: As per the AOT, the deferred balane is $2400.39. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 260   Variance: -20   Variance %: -7.69230%   Comment: As per the note, the loan maturity term months are 240.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000032222111111000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 000000000000124444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000111111222230000000000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 444444444421000000000000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/xx/2029   Tape Value: 5/xx/2029   Variance: 31 (Days)   Variance %:    Comment: As per the mod, the maturity is 6/xx/2019.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 105 Tape Value: 104 Variance: 1 Variance %: 0.96153% Comment: As per the Note, the stated remining term is 105 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Interest Rate Test: FAIL 13.010% 7.500% +5.510%"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL 13.010% 7.500% +5.510%
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located"
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5898395	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,507.64	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.512%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	xx	2.000%	xx	01-xx-2011	Financial Hardship	The review of the Updated title report dated xx reflects that the subject mortgage was originated xx which was recorded on xx Instrument# | Book/Page# xx
The chain of the assignment is not complete. The latest assignment is with xx which was recorded onxx; however, it should be with xx
No active judgments or liens have been found.
Annual County taxes for the year xxxx have been paid on x/xx/xxxx in the amount of $xxxx.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated x/xx/xxxx, the borrower’s income was impacted by Covid-xx. As per the comment dated xx/xx/xxxx, the borrower was approved for the three months of forbearance plan which was started from xx. No further details have been found.
No foreclosure activity has been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest xx months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower “xx Angel Kristi” had filed for bankruptcy under Chapter-xx with case# xx-xxxxx on xx/xx/xxxx and the plan was confirmed on x/xx/xxxx. The POC was filed by the creditor xx Finance LLC on x/xx/xxxx with the POC amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. As per the order confirming the chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx for the period of xx months under Chapter xx. No comment has been found indicating a cram-down.
The step modification agreement was made on xx between the borrower xx and lender xx. The interest bearing principal Balance is xx with an interest rate of x.xx% which steps up in x steps ending at x.xx%.
The unpaid principal balance is xx and the lender had deferred the principal amount of $xx,xxx.xx from the new principal balance. Hence, the interest-bearing amount is $xxx,xxx.xx. The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx/xx/xxxx.
Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value:xx Comment: Bankruptcy case number is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx  Variance: -xx   Variance %:    Comment: Mod step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 rate is 2.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Variance: -xx   Variance %:    Comment: Mod step 2 date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 2 rate is 3.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 3/xx/2017   Tape Value: 2/xx/2018   Variance: -337 (Days)   Variance %:    Comment: Mod step 3 date is 3/xx/2017.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 5.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 3 rate is 4.00%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 786443323344342200010000   Variance:    Variance %:    Comment: Payment history string is 000000100002223434432333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000010002343443323364687   Variance:    Variance %:    Comment: Payment history string reversed is 33323443432220000100000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Variance:    Variance %:    Comment: Property address street is xx Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost-note affidavit dated 03/xx/2018 was found at location xx" showing original note was misplaced, lost, or destroyed. Copy of Note is also located in the same file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE is failed to moderate due to the following tests.
TILA Finance Charge Test: FAIL.
TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge ofxx is not considered accurate because it is understated by more than $100
TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$847.83.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $252,790.39 Comparison Data $253,638.22 Variance -$847.83."
* Missing Appraisal (Lvl 2)     "Appraisal report  is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5911372	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,266.85	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	675	Not Applicable	14.191%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2012 12:00:00 AM	xx	Not Applicable	1.500%	xx	10/xx/2012 12:00:00 AM	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx
There is an active IRS lien open against the borrower, xx, in the favor of the xx for the amount of xx which was recorded on xx
Annual county taxes for the year xxxx have been paid for the amount of xx
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest of x.x%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest of x.x%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xxx,xxx.xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest available months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx between the borrower “xx” and the lender “xx”. The new principal balance stated in the Modification is in the amount of xx The borrower promises to make a monthly payment of $xxx.xx with a rate of interest of x.x%, beginning from xx till the maturity date of xx	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: The lender does not requier MI. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc initiated.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000103210004443244321210   Tape Value: 000000000000001110032100   Variance:    Variance %:    Comment: The payment history string is 0000000000011111111110032100.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 012123442344400012301000   Tape Value: 001230011000000000000000   Variance:    Variance %:    Comment: The payment history string reversed is 0012300111100000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 305 (Days) Variance %: Comment: As per the mod, the stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final hud-1 signed page is missing from the loan file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file"
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5945720	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,258.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.733%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	693	716	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03-xx-2010	xx	Not Applicable	3.950%	xx	01-xx-2011	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx under instrument# xx in the amount of xx in favor of MERS as nominee for “xx

The chain of assignment has not been completed. Currently, the assignee is “xx it should be with ‘xx’.
There is junior mortgage against the borrower in the amount of xxwhich was recorded on xx under instrument#xx in the favor of ‘xx’.
No active judgments/liens have been found against the borrower/owner.

The combined taxes for xxxx are due in the amount of $x,xxx.x.
The combined taxes for xxxx have been paid off in the amount of $x,xxx.xx.
No prior delinquent taxes have been found.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
xx
Loan is in delinquent under bankruptcy.

The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount xx
According toxx the debtor xx had filed the bankruptcy under chapter-xx with the case# xx on xx. The plan was confirmed on xx. Schedule D (doc#xx) of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx.  The POC was filed by subject creditor xx on xx under deadline with the claim amount of xx and arrearage is in amount of $xx,xxx.xx. The last filing date is xx. Currently loan is in active BK case.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
No evidences have been found regarding foreclosure process.
The BPO report (located- xx) dated x/xx/xxxx shows that subject property is occupied by owner and no estimated repairs have been found.

Update:
Damage:
As per comment dated xx/xx/xxxx, the property was damaged and loss draft check received on xx/xx/xx in the total $xx,xxx.xx. Based on the collection, we are unable to confirm the current status of the repairs. Further details not provided.

Bankruptcy:
As per comment dated x/xx/xxxx, the bankruptcy filed under Chapter xx with the case #xx and this case was discharged. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER the debtor “xx had filed the bankruptcy under chapter-xx with the case# xx. The plan was confirmed on xx. Schedule D (doc#xx) of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $x.xx.  The POC was filed by subject creditor xx on xx under deadline with the claim amount of xx and arrearage is in amount of $xx,xxx.xx. The last filing date is xx. Currently loan is in active BK case.

Update:
As per comment dated x/xx/xxxx, the bankruptcy filed under Chapter xx with the case #xx and this case was discharged. Further details not provided.	The loan was modified on xx/x/xxxx with the fixed amortization with the new principal balance of xx. The borrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xx% beginning from xx and the new maturity date is xx	Affiliated Business Disclosure ARM Rider Credit Application Missing Required State Disclosures Notice of Servicing Transfer Prepayment Penalty Rider	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan documentation type is Full Documentation.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2011   Tape Value: 1/xx/2014   Variance: -1096 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.950%   Tape Value: 4.950%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 1/xx/2014   Tape Value: 1/xx/2015   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.950%   Tape Value: 5.500%   Variance: -0.550%   Variance %: -0.55000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Original Stated Rate   Loan Value: 4.73300%   Tape Value: 7.73300%   Variance: -3.00000%   Variance %: -3.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001001101000001111   Tape Value: 999999999999999888999889   Variance:    Variance %:    Comment: Payment history string is 4444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111100000101100100000000   Tape Value: 988999888999999999999999   Variance:    Variance %:    Comment: Payment history string reversed is 4444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Variance:    Variance %:    Comment: Property county is xx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Not applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003/application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC State and required disclosures are missing from the loan file.

1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure"
* Mortgage - Missing required ARM Rider (Lvl 2)     "The loan type is ARM. The required ARM rider is not attached with recorded mortgage."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is not attached with recorded mortgage."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$25,101.11	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6025962	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,921.86	12/xx/2023	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.499%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	38.422%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
 The chain of assignment has been completed as currently the mortgage is with current assignee xx.
There are no active judgments and liens found against the subject borrower or property.
Property taxes for the year xxxx have been paid in the amount of $xx,xxx.xx. Prior year's taxes are not delinquent.	The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in collections.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
At the time of origination borrower was working as xx.
As per comment dated x/xx/xxxx, the borrower income has been impacted by Covid-xx. Borrower was working in xx was closed due to Covid-xx. Comment dated x/xx/xxxx states that the reason for default is reduction in income and borrower was requested to suspend x/xx/xxxx & x/xx/xxxx due date payments. Covid-xx forbearance plan was discussed on x/xx/xxxx. Comment dated x/xx/xxxx states that the servicer agrees to suspend payments from xx/xx/xxxx to x/xx/xxxx. No further details have been found.

Update:

The current status of the loan is collection.
As per the servicing comment dated xx/xx/xxxx, the reason for default is curtailment of income.
The foreclosure was initiated in xxxx with the loan. As per servicing comment dated xx/xx/xxxx, the complaint was filed on xx. As per servicing comment dated xx/xx/xxxx, the foreclosure case has been cancelled on xx due to modification. Further details were not provided.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per comment dated xx/xx/xxxx, the borrower is active on forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
As per servicing comment dated xx/xx/xxxx, the borrower’s income has been impacted due to Covid-xx pandemic and the reason for default is curtailment of income.
Foreclosure Comments:The foreclosure was initiated in xxxx with the loan. As per servicing comment dated xx/xx/xxxx, the complaint was filed on xx. As per servicing comment dated xx/xx/xxxx, the foreclosure case has been cancelled on xx due to modification. Further details were not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures Mortgage Insurance	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: I. |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 3/xx/2020   Variance: 1387 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coxxge Amount   Loan Value: Unavailable   Tape Value: 30.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 93.415%   Tape Value: 0.934%   Variance: 92.481%   Variance %: 92.48100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: xx Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Gift from Husband amount $2000 document invalid. Source of gift funds was not documented in the file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate because this loan has failed TILA Finance Charge Test and Lender Credits That Cannot Decrease Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Lender Credits That Cannot Decrease Test.

Lender credit was disclosed as $2,000.00 on LE dated xx and on Inittial CD dated as $0.00. This is a decrease of $2,000.00 for 0% tolarance."
* Loan does not conform to program guidelines (Lvl 3)     "Loan did not meet foreclosure seasoning requirements not eligible for sale to agencies.  Borrower has prior foreclosure for property at xx."
* MI, FHA or MIC missing and required (Lvl 3)     "It is Conventional Insured loan. Required Mortgage Insurance certificate is missing from loan documents."
																																																																																																							* Missing Required State Disclosures (Lvl 3) "The initial Loan Application date is xx. The provided Seller’s tape is showing the alert that the Loan did not meet foreclosure seasoning requirements not eligible for sale to agencies."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6027227	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$389.30	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.800%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	10.640%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender "xx" for the amount of xx which was recorded on xx
The chain of assignment has not been completed. No assignments have been found. The current assignment is missing to xx

There is a hospital lien against the borrower in the favor of xx for the amount of $x,xxx.xx recorded on xx
County annual taxes for the year of xxxx are due in the amount of $xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is xx.xxx%.	Collections Comments:The loan is currently in the Performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of xx.xxx% beginning on x/xx/xxxx till maturity date of xx. The borrower did not file bankruptcy. The foreclosure was not initiated. The subject property is unable to be determined. As per the comment dated x/xx/xxxx, the forbearance plan has been offered. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of xx.xxx% beginning on xx till maturity date of xx	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type as 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000002221   Variance:    Variance %:    Comment: Payment history string as 000000000000000000MMMMMM3   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 122200000000000000000000   Variance:    Variance %:    Comment: Payment history string reversed as 3MMMMM00000000000000000   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The subject proeprty county as xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 7605 (Days) Variance %: Comment: Stated maturity date as xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. xx Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6053680	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,486.83	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.200%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	515	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	11.196%	xx	Unavailable	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage is with the xx.
No active judgments or liens have been found.
xxxx Taxes has been paid and xxxx/xx taxes also paid. No Prior year delinquent taxes found.	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:Loan is in collections.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per conventional interest only Fixed Note interest rate was xx.xx% and P&I was $xxx.xx. The seller tape and payment history as of xx/x/xxxx shows current interest rate is xx.xxx % and P&I is $xxx.xx. Seller tape shows loan was modified on xx and maturity date extended to xx. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Borrower #2 Last Name Loan Value: xx Tape Value:xx
Field: Borrower Last Name   Loan Value: xx   Tape Value:xx
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $6183.96   Variance: $-6183.96   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx
Field: Payment History String   Loan Value: 111111111101232000000000   Tape Value: 111111111103221000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000232101111111111   Tape Value: 000000000222301111111111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 5814 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $124,771.11. The disclosed finance charge of $124,695.96 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan fie."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6117664	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,617.02	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	50.344%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/xx/2017	xx	Not Applicable	6.000%	xx	02/xx/2017	Financial Hardship	The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of the assignment has been completed. Currently the assignment is with xx. No active judgments or liens have been found. The school and county taxes of xxxx have been paid in the total amount of $x,xxx.xx. The annual utilities taxes of xxxx-xxxx are delinquent in the amount of $x,xxx.xx which was due on xx/xx/xxxx and good through till xx/xx/xxxx.

According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.

Update:
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.

Collections Comments:The loan is in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx. As per comment history dated xx the reason for default is unable to be determined. No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER report, the borrower had filed the bankruptcy under xx and the plan was confirmed on xx The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was xx The MFR was filed on xx The date of last filing is xx

This modification agreement was made between borrowers Constance Wilson and Lender Christiana Trust on x/x/xxxx. As per the modified term, the new principal balance was $xxx,xxx.xx excluding forgiven in the amount of $xx,xxx.xx. The borrower promised to pay $x,xxx.xx monthly with a modified interest rate of x.xx% beginning from x/x/xxxx with a maturity date on x/x/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 502 |-xx-xx-142 |-xx-| -28.28685% Comment: Amortization Temr Montsh are 360. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Bankruptcy-delinquent.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L require MI is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Laon Original Maturity date is 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is Na.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: 9/xx/2010   Variance:    Variance %:    Comment: SFc was inated.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $4355.60 Variance: $-4355.60 Variance %: -100.00000% Comment: Suspence Balancer per PH is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6177289	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,093.01	12/xx/2023	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
The chain of assignment has been not completed. The last assignment is with xx.

 Active liens and judgments are as follows:

There is junior mortgage active in the favor of xx recorded on xx in the amount of $xx with the Instr | Book/Page# xx.

There is junior mortgage active in the favor of xx in the amount of $xx with the Instr | Book/Page# xx.

There is junior mortgage active in the favor of xx in the amount of $xx with the Instr | Book/Page# xx.

The annual county taxes for the year of xxxx are paid in the amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx. The payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently performing. The payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The foreclosure was initiated. The file was referred to an attorney but date is not available. The complaint was filed on xx. The judgment was entered on xx and sale was set for xx. However, the foreclosure was put on hold as borrower filed the bankruptcy chapter xx on xx.

The reason for default was unemployed or decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.

According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx discharged on xx. The POC was filed on xx.

The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx.There is no comment indicating a cram down.

The foreclosure was initiated. As per updated title report notice of lis pendens was recorded on xx located at “xx”. The Final Judgment of Foreclosure was recorded on xx located at “xx. Suggestion Of Bankruptcy was recorded on xx located at “xx. No further details have been found regarding foreclosure in Collection comments.
According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx. Schedule D of voluntary petition shows the amount of claim as xx. The debtor had filed the amended chapter xx plan on xx which was confirmed on xx. According to the plan, the debtor shall pay to the trustee $xxx.xx for xx months. The creditor had filed the POC on xx with secured claim amount of xx. However, the amended POC was filed on xx with secured claim amount of xx. The borrower get discharged from bankruptcy onxx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney but date is not available. The complaint was filed on xx. The judgment was entered on xx and sale was set for xx. However, the foreclosure was put on hold as borrower filed the bankruptcy chapter xx on xx.
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx. Schedule D of voluntary petition shows the amount of claim as xx and collateral value as xx. Therefore, the unsecured portion is xx. The debtor had filed the amended chapter xx plan on xx which was confirmed on xx. According to the plan, the debtor shall pay to the trustee $xxx.xx for xx months. The creditor had filed the POC on xx with secured claim amount of xx and arrearage of xx. However, the amended POC was filed on xx with secured claim amount of xx and arrearage of xx. The borrower gets discharged from bankruptcy on xx.As per the final Trustee’s report dated xx, the claim allowed was xx and the principal amount of xx has been paid.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Notice of Servicing Transfer
Origination Appraisal	Field: Payment History String Loan Value: 000000000000100010000000 Tape Value: 9999993363C3333366933CCC |-xx-| |-xx-| Comment: Payment history string is 00000111232111m111111234. Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: 000000010001000000000000   Tape Value: CCC3396633333C3633999999   Variance:    Variance %:    Comment: Payment history string reversed is 432111111m11123211100000.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Variance %: -xx% Comment: Unpaid current principal balance per payment history is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6194187	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$792.78	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.600%	181	181	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	3.996%	xx	01-xx-2019	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. The latest assignment is with xx.
There is an active civil judgment against the borrower xx in the favor of xx for the amount of $xx which was recorded on xx/xx/xxxx.
There is a notice of lien(Water/sewer) against the subject property in the favor of xx for the amount of $xx which was recorded on xx/xx/xxxx.
There is a mechanical lien open against the borrower xx in the favor of xx. for the amount of $xx which was recorded on xx/xx/xxxx.
Annual county taxes for the year xxxx are due on xx/xx/xxxx total in the amount of $xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
No foreclosure activity has been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. As per the BPO report dated xx/xx/xxxx located “xx”, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower  “xx” had filed for bankruptcy under Chapter-xx with case# xx on xx and the plan was confirmed on xx. The POC was filed by the creditor xx on xx with the POC amount of $xx,xxx.xx and the amount of arrearage is $x,xxx.xx. As per the order confirming the chapter xx plan the debtor was supposed to pay to the trustee in the amount of $x,xxx.xx for the period of xx months. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx. The debtor was dismissed on xx.
The step modification agreement was made on xx between the borrower “xx” and the service “xx”. The new principal balance is $xx,xxx.xx with an interest rate of x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx.
Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK was filed by the debtor and it was dismissed. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclsoure activity has been initiated.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the mod, the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 214   Variance: -33   Variance %: -15.42056%   Comment: As per the note, the loan original term is 181.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx
Field: Mod Step 1 Rate   Loan Value: 3.996%   Tape Value: 4.996%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 1 rate is 3.96%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx
Field: Mod Step 2 Rate   Loan Value: 4.960%   Tape Value: 5.996%   Variance: -1.036%   Variance %: -1.03600%   Comment: As per the mod, the step 2 rate is 4.96%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx
Field: Mod Step 3 Rate   Loan Value: 5.996%   Tape Value: 6.996%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 3 rate is 5.96%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan xx
Field: Mod Step 4 Rate   Loan Value: 6.996%   Tape Value: 7.996%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 1 date is 5/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: xx
Field: Mod Step 5 Rate   Loan Value: 7.996%   Tape Value: 8.996%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 5 rate is 7.96%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000232443332211   Tape Value: 000000000000000000009999   Variance:    Variance %:    Comment: The payment history string is 00000000000000000000000000MMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 112233344232000000000000   Tape Value: 999900000000000000000000   Variance:    Variance %:    Comment: The payment history string reversed is MMMMMM00000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $37988.90   Tape Value: $35819.48   Variance: $2169.42   Variance %: 6.05653%   Comment: The new principal balance per mod is $37,988.90.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6211297	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,813.22	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.640%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10-xx-2018	xx	xx	3.000%	xx	01-xx-2018	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower:
Civil judgment against the borrower was recorded on xx. However; the judgment amount is not available in the document.
County annual tax for the year xxxx has been paid in the amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on xx/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of xx excluding the deferred balance of $xx,xxx.xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on xx/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of xx excluding the deferred balance of xx.
The reason for default is unavailable.
No latest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower had filed bankruptcy under chapter-x with the xx on x/xx/xxxx. The schedule D of Voluntary Petition shows the claim in the amount of xx and the value of collateral is xx hence the unsecured amount is $x,xxx.xx. There is no comment indicating a cramdown. The case was discharged on xx and was terminated on xx	The loan modification agreement was made on x/xx/xxxx with the new principal balance is in the amount of xx and the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xx% beginning from x/x/xxxx till the maturity date of x/x/xxxx. The interest bearing amount is xx and the deferred balance is xx.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 624 |-xx-xx-264 |-xx-| -42.30769% Comment: Amortization Term Months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to the PACER, the borrower had filed bankruptcy under chapter-7 with the case# 11-02517 on 3/xx/2011.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $40251.70   Tape Value: $40529.00   Variance: $-277.30   Variance %: -0.68420%   Comment: Deferred Principle per Payment History is $40,251.70.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2018   Tape Value: 5/xx/2018   Variance: -30 (Days)   Variance %:    Comment: Document date of last modification is 4/xx/2018.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active ? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 7/xx/2020   Variance: 1265 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 479   Variance: -119   Variance %: -24.84342%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000221101232222   Tape Value: 332322332322212110000000   Variance:    Variance %:    Comment: Payment History String is 00000012122323322323444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 222232101122000000000000 Tape Value: 000000011212223233223233 Variance: Variance %: Comment: Payment History String Reversed is 4444323223323221210000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6381611	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,134.90	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Alternative	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	19.472%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2014 12:00:00 AM	xx	Not Applicable	3.330%	xx	01-xx-2013	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

  The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx.

There is one junior mortgage that originated against the subject property. The mortgage was originated on xx.

  The county 1st and 2nd installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx.

The combined 1st and 2nd installment taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent x months with the loan. The last payment details are unable to be determined and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. The last payment details are unable to be determined and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx. The loan was modified on xx. The collection comment dated xx/xx/xxxx states the reason for default is excessive obligations. The review of collection comments, the foreclosure was initiated. The file was referred to the attorney on xx. The sale was scheduled on xx. Further foreclosure actions are on hold due to the borrower xx had filed for bankruptcy under chapter-xx with xx. The collection comment dated xx/xx/xxxx states the subject property had hail damage to the property. The damage was from xxxx that was not repaired. The collection comment dated xx/xx/xxxx states insurance loss draft claim check was issued on xx/xx/xxxx with xx for amount of $x,xxx.xx. The collection comment dated xx/xx/xxxx states the BPO report has been received. The BPO report xx states the subject property is in axxge condition with no visible repairs noted. There is no evidences have been found whether the repairs are completed or not. No evidence found regarding the borrower’s income impacted by Covid-xx.

Update:
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxxxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
As per the comment dated x/xx/xxxx, there is a dispute.
As per the comment dated x/xx/xxxx, the borrower filed bankruptcy with the xx.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:The review of collection comments, the foreclosure was initiated. The file was referred to the attorney on xx. Further foreclosure actions are on hold due to the borrower xx had filed for bankruptcy under chapter-xx with xx.
Bankruptcy Comments:According to the xx, the borrower xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx; therefore, there is no unsecured portion. The chapter -xx plan was confirmed onxx. The debtor was supposed to pay the trustee the amount of $xxx.xx for xx months under the chapter xx plan. The Proof of Claim filed on xx.

Update:
As per the comment dated x/xx/xxxx, the borrower filed bankruptcy with the xx.	The loan modification agreement was made between xx with the new modified unpaid principal balance is $xxx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with interest rate x.xxx% and the modified P&I was $xxx.xx. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. The modification agreement has four steps with interest rate starting from x.xxx% to x.xxx%.	Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 604 |-xx-xx-244 |-xx-| -40.39735% Comment: As per note, the stated remaining terms are 360 months. However, the tape data reflects 607 months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per note, there is no balloon indicator.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per review of collection comments, the foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx   Variance: -1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 607   Variance: -247   Variance %: -40.69192%   Comment: As per note, the stated remaining terms are 360 months. However, the tape data reflects 607 months.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2013   Tape Value: 11/xx/2020   Variance: -2527 (Days)   Variance %:    Comment: As per modification agreement, the mod step 1 date is 12/xx/2013. However, the tape data reflects on 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.330%   Tape Value: 6.000%   Variance: -2.670%   Variance %: -2.67000%   Comment: As per modification agreement, the mod step1 rate is 3.330%. However, the tape data reflects 6.0000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001000000000010001002   Tape Value: 877987876543210111332104   Variance:    Variance %:    Comment: As per payment history, the payment history string is 44444444444444011111233.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 200100010000000000100000   Tape Value: 401233111212345678779778   Variance:    Variance %:    Comment: As per payment history, the payment history string reversed is 332111104444444444444444444.   Tape Source: Initial   Tape Type:
																																																																																																				Field: S&C Filing Date Loan Value: xx Variance: 12 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "An initial escrow account disclosure is missing from the loan file." * Missing Required State Disclosures (Lvl 2) "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file. 1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom) 2. Disclosure of Additional Fees" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,397.45	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6516368	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$875.11	12/xx/2023	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/xx/2020	xx	Not Applicable	5.250%	xx	11/xx/2020	Financial Hardship	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. Subject mortgage was originated on xx
Chain of assignment is complete as the current assignee is xx.
There are nine junior civil Judgments in the total amount of $xx.
Annual tax is $xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is xx months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
Evidence of Foreclosure has been found in the servicing comment. As per FC misc located at xx the FC was referred to attorney on xx/xx/xxxx. And S&C was filed on xx/xx/xxxx. However, as per comment dated xx/xx/xxxx the foreclosure was placed on hold due to Loss mitigation. FC hold was supposed to be end on xx/xxxx. No further details are available regarding foreclosure.
No evidence of post-closing bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.
Foreclosure Comments:Evidence of Foreclosure has been found in the servicing comment. As per FC misc located at xx the FC was referred to attorney on xx/xx/xxxx. And S&C was filed on xx/xx/xxxx. However, as per comment dated xx/xx/xxxx the foreclosure was placed on hold due to Loss mitigation. FC hold was supposed to be end on xx/xxxx. No further details are available regarding foreclosure.
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. As per MOD borrower has agreed to pay the interest bearing amount of $xx,xxx.xx with fixed interest rate of x.xx% and P&I of $xxx.xx. First payment was started from xx/x/xxxx and the maturity date is xx/x/xxxx.	Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Treasury - One Year |-xx-| |-xx-| Comment: ARM index type is not applicable. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was closed.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Loan has been modified.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: 7/xx/2020   Tape Value: 6/xx/2020   Variance: 22 (Days)   Variance %:    Comment: Foreclosure delay date is 6/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 9.750%   Tape Value: 5.000%   Variance: 4.750%   Variance %: 4.75000%   Comment: Max rate at first adjustment is 9.750%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 2.750%   Tape Value: 2.000%   Variance: 0.750%   Variance %: 0.75000%   Comment: Min rate at first adjustment is 2.750%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 94.984%   Tape Value: 62.210%   Variance: 32.774%   Variance %: 32.77400%   Comment: Original standard LTV is 94.984%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001111100000000000   Tape Value: 999876543210000000000000   Variance:    Variance %:    Comment: Payment history string is MMMMMMMMMM40000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000001111100000000   Tape Value: 000000000000012345698999   Variance:    Variance %:    Comment: Reversed payment history string is 000000000000004MMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 3179.100%   Variance:    Variance %:    Comment: DTI per 1003 is unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for the TILA APR test.
TILA APR Test: FAIL  Loan Data: 0.000% Comparison Data: 3.458% Variance: -3.458%
The annual percentage rate (APR) is 3.458%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina. The following required state disclosures are missing from the loan file.
1. Agent Preference Disclosure
																																																																																																								2. Casualty Insurance Disclosure"		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6675627	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,501.66	12/xx/2023	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.490%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	12/xx/2019 12:00:00 AM	8/xx/2020 12:00:00 AM	xx	Not Applicable	7.490%	xx	8/xx/2020 12:00:00 AM	Financial Hardship	According to the updated title report dated xx.

The chain of assignment has been completed. Currently, the assignment is with the xx

There is junior mortgage against the subject property in the favor of xx

There are two IRS liens against the borrower in the favor of xx

There are two state tax liens against the borrower in the favor of xx

There is civil judgment against the borrower in the favor of xx

1st, 2nd and 3rd County annual taxes of xxxx have been paid in the amount of $ xxxx.xx.
1st, 2nd county annual taxes of xxxx are due in the amount of $xxxx.xx.
A 4th county annual tax of xxxx is past due in the amount of $xxxx.xx.
No, any prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:Currently loan is performing.

According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  The last payment was received on xx total in the amount of PITI $xxxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%.  The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

The foreclosure was initiated in xxxx and file was referred to an attorney on xx/xx/xx. As per comment dated xx/xx/xxxx the foreclosure was put on hold due to litigation. No other information has been found regarding the same.

xx. The POC was filed by creditor for the secured claim amount is $xxx,xxx.xx and arrearage amount is $x.xx. Motion for relief from stay was filed on x/xx/xxxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. Therefore, the unsecured portion is $xxxxx.xx.The debtor was discharged on xx.

The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xxxx and file was referred to an attorney on xx/xx/xx. As per comment dated xx/xx/xxxx the foreclosure put on hold due to litigation. No other information has been found regarding the same.
Bankruptcy Comments:The debtor Thomas xx. The plan was confirmed on x/xx/xxxx. The POC was filed by creditor for the secured claim amount is $xxx,xxx.xx and arrearage amount is $x.xx. Motion for relief from stay was filed on x/xx/xxxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. Therefore, the unsecured portion is xx	The modification agreement was made on xxbetween the borrower and lender. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% that began on xx till maturity date of xx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy Motion Filed Date   Loan Value: xx   Variance: -1165 (Days)   Variance %:    Comment: Bankruptcy motion filed date is xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Variance: 8 (Days)   Variance %:    Comment: Original appraisal date 12/xx/2003.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 009999999999   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999900   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Sales price is not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "CE Risk Indicator is Significant as the loan is failing NJ HOSA Home Loan Grace Period Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.
The loan data is  $5,710.47 and comparison data is $0.00; hence, the variance is +$5,710.47."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "CE Risk Indicator is Significant as the loan is failing NJ HOSA Home Loan Grace Period Test. The provided Grace period is 10 days while allowed is 15 days. To cure this violation the late charge and Grace period should be changed to allowable period."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.033%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 0.000% and comparison data is 9.033%; hence, the variance is -9.033%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6726134	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$13,771.26	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	Unavailable	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	681	642	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx
The chain of assignment is complete as the subject mortgage is assigned with current assignee “xx
No active judgments or liens found against the borrower/property.
Annual county taxes for the year xxxx have been paid in full in the total amount of $xx,xxx.xx on xx/xx/xxxx & xx/xx/xxxx.
No delinquent taxes have been found for the prior year.
The payment history dated as of x/xx/xxxx reveals that the borrower is x month behind his scheduled payments and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is currently in collections.

The payment history dated as of x/xx/xxxx reveals that the borrower is x month behind his scheduled payments and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx %  which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xxx,xxx.xx.

No foreclosure proceedings have been found.

According to the collection comment dated x/xx/xxxx, the borrower lost her job due to impacted by pandemic. As per comment dated x/xx/xxxx, the borrower requested for Disaster FB. The Covid plan has been processed with the start date x/xx/xxxx & expiry date x/xx/xxxx. No further details are available.

The subject mortgage is currently owner occupied with axxge condition.

No damages or estimated repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER records, the debtor xx had filed bankruptcy under chapter x on xx with the case # xx. Schedule-D in Voluntary petition shows xx as unsecured portion out of the claim amount xx The bankruptcy case was discharged on xx & fully terminated on xx	This is a conventional ARM type mortgage with a maturity date of xx The original note is missing from the loan file. Hence, the original rate & P&I is unable to determine. Also, seller tape does not showing details for the same. The P&I as per payment history is xx and the rate of interest is x.xxx %. Seller tape reflects the loan was modified on the effective date of xx with the maturity date extended to xx This seems that there would be a possibility of modification. The modification document is missing from the loan file.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 578 |-xx-xx-218 |-xx-| -37.71626% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower had file bankruptcy after loan origination.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx  Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and Itemization are missing from the loan file."
* Note is missing or unexecuted (Lvl 3) "Origination note document is missing from the loan file along with the LNA. Seller tape is showing the loan was modified since origination."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Origination appraisal is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value due to missing documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing in the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7025601	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,175.82	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.100%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	735	Not Applicable	25.772%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2019 12:00:00 AM	xx	Not Applicable	5.125%	xx	12/xx/2019 12:00:00 AM	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx. However; it should be with xx.
Active liens and judgments against the borrower:
Civil judgment against the borrower was recorded on xx in the amount of xx in favor of xx.
Civil judgment against the borrower was recorded on xx in the amount of xx in favor of xx.
Combined annual tax for the year xxxx/xxxx has been paid in the amount of xx.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of xx.
As per the comment dated x/xx/xxxx, the reason for default is unemployment.
As per the comment dated xx/xx/xxxx, the subject property is occupied by the owner. No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated x/xx/xxxx, the file was referred to an attorney on xx and complaint was filed on xx. However, as per the comment dated x/xx/xxxx, the foreclosure was put on hold due to loss mitigation activity.
Bankruptcy Comments:According to the xx the debtor had filed Bankruptcy under chapter-x on xx with the Case xx. The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of total claim in the amount of xx as the value of collateral is xx. The case was discharged on xx and terminated on xx.
The loan was modified on x/xx/xxxx with the new principal balance of xx The borrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xxx% beginning from xx/x/xxxx and the new maturity date is xx/x/xxxx.	Affiliated Business Disclosure ARM Rider Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 624 |-xx-xx-264 |-xx-| -42.30769% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy ? is Yes.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure ? is Yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI ? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 3/xx/2020   Variance: 1362 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000044444444444   Tape Value: 33332100000333333333333F   Variance:    Variance %:    Comment: Payment History String is 4444444444444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444440000000000000 Tape Value: F33333333333300000133333 Variance: Variance %: Comment: Payment History String Reversed is 4444444444444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
Late Fees Test: FAIL 5.000% 2.000% +3.000%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM Rider is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7153748	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$728.53	$1,457.06	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	xx	827.4	xx	6.500%	480	480	xx	xx	Not Applicable	Conventional	Fixed	120	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	669	Not Applicable	34.133%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx which was recorded on xx. The chain of assignment is complete as the assignment of mortgage is currently with the xx.
There is a credit card judgment against the borrower in the total amount of $xxxx.xx which was recorded on xx/xx/xxxx in favor of xx.
1st installment of city tax for the year of xxxx is past due under xx days which was due on xx/xx/xxxx in the amount of xx.
2nd installment of city tax for the year of xxxx is due on xx/xx/xxxx in the amount of xx.
Review of the latest xx months payment history shows that the borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
As per comment dated x/xx/xxxx the borrower is financially affected by the covid-xx. As per comment dated x/xx/xxxx the FB plan has been provided to borrower for x months which started from x/xx/xxxx.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Update:
The current status of the loan is bankruptcy.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx. The current UPB is xx.
No foreclosure evidence has been found.
According to the collection comment dated xx/xx/xxxx, the borrower filed for bankruptcy. The case# and filing details are not available. Unable to confirm the current status of BK. The post-petition due date is xx/xx/xxxx. The bankruptcy case is still active.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the collection comment dated xx/xx/xxxx, the borrower filed for bankruptcy. The case# and filing details are not available. Unable to confirm the current status of BK. The post-petition due date is xx/xx/xxxx. The bankruptcy case is still active.	Not Applicable	Affiliated Business Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $3133.64   Variance: $-3133.64   Variance %: -100.00000%   Comment: Deferred Pricipal per payment history is "$3,133.64"   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Does lender G/L Require MI? is "No".   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is "Yes".   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1288 (Days)   Variance %:    Comment: Last payment received date is "6/xx/2020".   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Radian   Variance:    Variance %:    Comment: MI Company is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 332100000000033212103212   Variance:    Variance %:    Comment: Payment History String "321000000000012341201231".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 212301212030000000021233   Variance:    Variance %:    Comment: Payment History String Reversed is "13210214432210000000000123".   Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is available in the loan file but it is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Require Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by all the borrowers."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7226408	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$483.28	12/xx/2023	Unavailable	No	Other	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.225%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	23.527%	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	3.250%	xx	01-xx-2016	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of the assignment has been completed. The latest assignment is with xx.
There is a water/Sewer lien against the subject property in the in the favor of xx.
There is a water/Sewer lien against the subject property in the in the favor of xx.
The annual installment of county jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage xx.
There is a water/Sewer lien against the subject property in favor of xx.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for xx month and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of xx.

Update:
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is xx.

Collections Comments:As per the review of the servicing comments, currently, the loan is in foreclosure and the borrower has been delinquent with the loan for xx month and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of xx.
Reason for default is unable to be determined from available servicing comments.
The loan modification agreement was made between (borrower)xx.
The subject property has been occupied by the owner.
As per collection comment dated x/xx/xxxx the property had wind damage. Also, comment dated x/xx/xxxx shows that the property had water damage to electrical box. However the comment dated x/xx/xxxx the check has been received from great xx with check number xx in the amount of $xxxx.xx. The comment dated x/xx/xxxx shows that the check has been received from great xx with check number xx in the amount of $xx,xxx.xx. The comment dated x/xx/xxxx shows the repairs have been completed xxx%.
Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated. The step sale was scheduled on x/xx/xxxx which was on hold due to xx filed on xx. No further details have been found.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim amount of xx and the amount of arrearage is xx. The plan was converted from chapter xx to chapter x on xx. The debtor was standardly discharged on xx and the case got terminated on xx.	This loan modification agreement was made between xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from x/x/xxxx. The maturity is x/x/xxxx. The interest bearing amount is $xx,xxx.xx and deferred balance in the amount of $xx,xxx.xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 610 |-xx-xx-250 |-xx-| -40.98360% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balllon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK was Filed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Laon Amortization Type is Fixted.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 610   Variance: -250   Variance %: -40.98360%   Comment: Loan Original Maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.22500%   Tape Value: 3.25000%   Variance: 3.97500%   Variance %: 3.97500%   Comment: Original Stated Rate is 7.772%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: 1/xx/2016   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $244.23 Variance: $-244.23 Variance %: -100.00000% Comment: Suspensce Balance per PH is$0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the first lien prohibited fees test.
This loan failed the document preparation fee test.
This loan failed the broker fees test.
This loan failed the broker fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees First Lien Test: FAIL Loan Data $275.00 Comparison Data $0.00 Variance +$275.00.
This loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" fields indicate otherwise.

Document Preparation Fee Test: FAIL Loan Data $275.00 Comparison Data $0.00 Variance +$275.00
This loan failed the document preparation fee test. Eisel v. Midwest BankCentre, No. SC88167, slip op. (Mo. Aug. 21, 2007)
Charging a fee for preparation of loan documents constitutes unauthorized practice of law and violates a plain reading of §
484.010 and 484.020.

Broker Fees Test: FAIL Loan Data $3,720.00 Comparison Data $0.00 Variance +$3,720.00
This loan failed the broker fees test due to one or more of the following findings:
FAIL
The loan has DIDMCA preemption selected, collects fees from the borrower that directly compensate the broker and the sum of all broker fees is greater than 1%; or
The loan does not have DIDMCA preemption selected and collects broker fees in any amount from both the lender and the borrower; or
The loan does not have DIDMCA preemption selected and the sum of all broker fees paid by the borrower exceeds 1%;
or
The loan does not have DIDMCA preemption selected or defaulted and the sum of all broker fees paid by the lender exceeds 1%.
For this loan:
The fees collected from the borrower that directly compensate the broker are $2,200.00;
The fees collected from the lender that directly compensate the broker are $1,520.00;
The total fees collected from both the borrower and the lender that directly compensate the broker are $3,720.00.

Origination Fee & Broker Fee Test: FAIL Loan Data $3,720.00 Comparison Data $760.00 Variance +$2,960.00
This loan failed the origination fee and broker fee test.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject mortgage is in Missouri. The following disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7465518	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,577.38	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	44.812%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	11-xx-2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx-xx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.	Collections Comments:Review of the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.
xx

Update:
The current status of the loan is active bankruptcy.
No evidence has been found regarding the current foreclosure proceedings.
As per the servicing comment dated xx/xx/xxxx, the loan is in active litigation. No further evidence has been found stating the litigation has been resolved.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property occupancy is stated as owner occupied.
No comments have been found stating the borrower was impacted by Covid-xx.
Foreclosure Comments:Not Applicable
xx	Not Applicable	Field: Age of Loan Loan Value: 5 Tape Value: 11 |-xx-xx-6 |-xx-| -54.54545% Comment: Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 32.536%   Tape Value: 46.000%   Variance: -13.464%   Variance %: -13.46400%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 355 Tape Value: 349 Variance: 6 Variance %: 1.71919% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.812% as the Borrower income was $4,739.99 and total expenses are in the amount of $2,148.26 per AUS/DU (xx) and its recommendation is “Approve/Eligible” at a DTI of 44.81%."
* Loan does not conform to program guidelines (Lvl 2)     "Tape data states 'No tolerance on AUS when DTI > 45%'
																																																																																																								The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.812% as the Borrower income was $4,739.99 and total expenses are in the amount of $2,148.26 per AUS/DU (xx) and its recommendation is “Approve/Eligible” at a DTI of 44.81%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7485433	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$759.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.000%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	4.150%	xx	01-xx-2013	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender “xx” for the amount of xx
The chain of assignment has not been completed. Currently, the assignment is with the “xx.”. However, the correct assignment should be with the “xx
There is one junior child support lien against the borrower in the favor of xx for the amount of xx which was recorded on xx
There is one junior civil judgment against the borrower in the favor of xx for the amount of xx which was recorded on xx
Annual county taxes for the year of xxxx have been paid in the amount of xx
No, any prior year delinquent taxes have been found.

//Update-
As per review of the latest updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of “xx”, which was recorded on xx under xx. The county taxes have been paid in the amount of xx on xx No active judgments or liens have been found against the borrower or subject property. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently making the payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xx%. The new UPB is does not reflect in the available payment history. As per the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of $xxx,xxx.xx.
//Update-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx with interest rate is x.xxx%.The current UPB reflected as per tape data is $xxx,xxx.xx.

Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xx%. The new UPB is does not reflect in the available payment history. As per the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the borrower wife is just passed way.
The loan was modified on xx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is xx The borrower has promised to pay for the amount of P&I of $xxx.xx with an interest rate of x.xxx % beginning from xx till new maturity date of xx
The borrower did not file bankruptcy yet.
No, any foreclosure activity has been found.
The subject property is owner occupied. No, any damage and repairs have been found. As per the BPO report dated xx which is located at “xx”, the subject property is owner occupied with the good condition.

//Update-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx with interest rate is x.xxx%.The current UPB reflected as per tape data is $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on x/x/xxxx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay for the amount of P&I of $xxx.xx with an interest rate of x.xxx % beginning from x/x/xxxx till new maturity date of xx/x/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |-xx-| |-xx-| Comment: Current Legal Status is Performing. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $250.50   Variance: $-250.50   Variance %: -100.00000%   Comment: Deferred Principle per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active ? is Not Applicable.   Tape Source: Initial   Tape Type: xx
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Appraised Value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard Ltv (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.00000%   Tape Value: 4.15000%   Variance: 4.85000%   Variance %: 4.85000%   Comment: Original Stated Rate is 9.00%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject Property Type is Manufacturing Home. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "As per the appraisal report dated xx which is located at “xx”, the subject property type is manufactured home with the VIN# xx. Also, the appraisal report shows the subject property is permanently attached to the land and the wheels have been removed. The tax certificate shows the subject property type as manufacture home and the separate tax assessment for land and improvements. The Final title policy does not show the any ALTA endorsement for this manufactured housing (“xx”). VIN# is not available on the legal description of subject mortgage. However, the affixation document is not found from the available loan files."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7505736	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$110.53	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	588	Not Applicable	36.889%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	1.000%	xx	01-xx-2020	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx

The chain of assignment has been completed as currently the mortgage is with current assignee xx

No active lien or judgment found pending against borrower.

Annual combined taxes for the year xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.

No delinquent taxes have been found for the prior year.
The review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate x.xx% which was applied for due date xx/xx/xxxx. The current UPB as of the date is $xx,xxx.xx.	Collections Comments:Loan current status is performing.
The review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate x.xx% which was applied for due date xx/xx/xxxx. The current UPB as of the date is $xx,xxx.xx.
No post-closing bankruptcy activity has been found.
The foreclosure was initiated on the subject property in xxxx. The file was referred to attorney on x/xx/xxxx. However; the file was placed on hold due to FEMA disaster, but this hold was ends on x/xx/xxxx. Currently, the foreclosure was put on hold due to loss mitigation as the loan was modified with an effective date of x/xx/xxxx.
As per the latest collection comments dated x/xx/xxxx, FEMA disaster has been declared on x/xx/xxxx for “Severe Storms Straightline Winds and Tornadoes” starting on xx/xx/xxxx. The subject property is currently owner occupied with no damage noted.

Foreclosure Comments:The foreclosure was initiated on the subject property in xxxx. The file was referred to attorney on x/xx/xxxx. However; the file was placed on hold due to FEMA disaster, but this hold was ends on x/xx/xxxx. Currently, the foreclosure was put on hold due to loss mitigation as the loan was modified with an effective date of x/xx/xxxx.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower “x x” and lender “x x x x” on the effective date of x/x/xxxx. The borrower promises to pay the new unpaid principal balance of $xx,xxx.xx with the interest rate of x.xx% and P&I of $xxx.xx starting with the first payment date of x/x/xxxx till the maturity date of x/x/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: FC was initiated in the subject loan. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: 8 (Days)   Variance %:    Comment: The loan was modified on xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Variance: -15 (Days)   Variance %:    Comment: As per appraisal report, the appraisal date is 11/xx/2007.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.50000%   Tape Value: 4.37500%   Variance: 2.12500%   Variance %: 2.12500%   Comment: As per note, the interest rate 6.5%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000043222222222   Tape Value: 000998765432   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 044444444444401000001004.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222222222340000000000000   Tape Value: 234567809000   Variance:    Variance %:    Comment: The Payment History String reversed is 400100000104444444444440.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: This is refinance case.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 8248 (Days) Variance %: Comment: As per Mod, the maturity date is 8/xx/2060. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7527196	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$3,779.02	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.840%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	618	584	28.490%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	3/xx/2013 12:00:00 AM	xx	Not Applicable	5.270%	xx	01-xx-2013	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx and was recorded on xx, in the amount of xxwith xx with the Instr | Book/Page# xx
The chain of assignments has been not completed. The last assignment is with xx. It should be with xx
 Active liens and judgments are as follows:
There is a junior mortgage active in the favor of xx. recorded on xx for xxwith the Instr | Book/Page# xx
There is a notice of special tax lien open against the subject property in the favor of xx which was recorded on xx; however, the amount of lien amount has not been given.
1st installment county jurisdiction tax of xxxx has been due in the amount of $x,xxx.xx on xx/xx/xxxx.
2nd installment county jurisdiction tax of xxxx has been due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
Unable to determine the reason for the default from the available servicing comments. No modification, forbearance details are available in recent collections comments.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
According to the PACER report, the borrower  “xx” had filed for bankruptcy under Chapter-xx with case#xx and the plan was confirmed on xx. The POC was filed by the creditor xx with the POC amount of xx and the amount of arrearage is $xxx,xxx.xx. As per the order confirming the chapter xx plan the debtor was supposed to pay to the trustee in the amount of $x,xxx.xx for the period of xx months. The Schedule-D in Voluntary petition shows $xx as an unsecured portion out of the claim amount of $xx. The MFR was filed by the creditor on xx; however, the stipulation was filed on xx/xx/xxxx. As per the stipulation agreement, the debtor shall pay the two payments $x,xxx.xx and seven payments are in the amount of $x,xxx.xx and ordered on stipulation was filed onxx. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx.
The loan modification agreement was made on xx/xx/xxxx. The borrower promises to pay the new UPB for xx with a fixed interest rate of x.xxx% and the modified P&I is for $x,xxx.xx beginning fromxx till the maturity date xx. The loan was modified twice since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: 3/xx/2013 Tape Value: 5/xx/2013 |-xx-xx-44 (Days) |-xx-| Comment: Doc date os last modification is 3/xx/2013. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Type:
Field: Payment History String   Loan Value: 000000000000000000111110   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 011111000000000000000000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: Payment history string reversed is 444444444444444444444444. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The Final HUD-1 document is not signed by borrowers."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the final HUD-1 document, the settlement date is xx which is different from the original note date xx ."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7552781	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$4,886.20	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.249%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.

Active junior or senior judgments/liens/mortgages:
x.There is an active senior Mortgage available in the updated title report in the amount of xx.
x.There is an active junior Water/Sewer lien available in the updated title report against xx.
x.There is an active junior lien available in the updated title report against xx.	Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:As per updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.It shows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as this is a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxxx% and a maturity date of the loan is xx. The P&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.The tape is also providing the information regarding the latest modification which was made on x/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxxx% and a maturity date of the loan is xx/xx/xxxx. The P&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
The tape is also providing the information regarding the latest modification which was made on x/xx/xxxx.
Credit Application Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $30002.72 |-xx-| $-30002.72 |-xx-| -100.00000% Comment: Deferred principal per payment history is $0.00. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Variance: $-214881.00   Variance %: -49.18524%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000110044   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 440011000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property county is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Remaining Term Loan Value: 15 Tape Value: 378 Variance: -363 Variance %: -96.03174% Comment: Stated remaining type is 15 Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Loan application is missing from the loan file." * Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7553678	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,639.48	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.532%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	48.590%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	3.125%	xx	01-xx-2016	Financial Hardship	The updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of the assignment has not been completed. Currently the assignment is withxx.
There is a senior mortgage against the subject property in the favor of xx.
No active judgments or liens have been found.
The combined taxes of xxxx are due in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of xx till the due date of x/xx/xxxx.
Collections Comments:The loan is in bankruptcy.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of xx till the due date of x/xx/xxxx.
As per comment history dated x/xx/xxxx, the reason for default is curtailment of income.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Update:-
As per the tape data, the current status of the loan is bankruptcy current.
As per the comment dated xx/xx/xxxx, the post petition due date was xx and comment dated xx shows that there was prior bankruptcy filed by the borrower on xx under chapter x with xx.

Foreclosure Comments:As per updated title report, the foreclosure was initiated and the notice of lis-pendens was filed on xx. As per Notice of xx, the sale was scheduled on xx and it was postponed to xx. However the foreclosure was put on hold due to loss mitigation and further it was put on hold as the borrower had filed the bankruptcy under Chapter xx on xx. The plan was confirmed on xx. The date of last filing is xx.
Bankruptcy Comments:According to the xx, the borrower Fernando Apalategui, Sr had filed the bankruptcy under chapter-xx with the xx. The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was $xx,xxx.xx. Schedule-D in Voluntary petition shows $xx,xxx.xx as unsecured portion out of claim amount xx. The value of collateral is xx. Did not see comments indicating a cram down. The last filing date is xx.

Update:-
As per the comment dated xx/xx/xxxx, the post petition due date was xx and comment dated xx shows that there was prior bankruptcy filed by the borrower on xx under chapter x with xx.	This modification agreement was made between borrower x x and lender xx. As per the modified term, the new principal balance was xx. The borrower promises to pay $xxxx.xx monthly with a modified interest rate x.xxx% beginning from xx/x/xxxx with a maturity date on xx/x/xxxx.

Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 613 |-xx-xx-253 |-xx-| -41.27243% Comment: Amortizatio Temr months are 360. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 12/xx/2023   Tape Value: 8/xx/2020   Variance: 1217 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Bankruptcy-Delinquent.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was initaied.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 613   Variance: -253   Variance %: -41.27243%   Comment: Laon Original Maturity term montsh are 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is Yes.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.53200%   Tape Value: 3.12500%   Variance: 3.40700%   Variance %: 3.40700%   Comment: Original Stated Rate is 6.5350%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refianance per application is Limited Cash Out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Prupose of Transaction per HUD- 1 is Refinance.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 6/xx/2018   Tape Value: 4/xx/2018   Variance: 40 (Days)   Variance %:    Comment: S&C Filing Date is 6/xx/2018.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject property is PUD.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $4304.13 Variance: $-4304.13 Variance %: -100.00000% Comment: Suspense Balance Per PH is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per Note, the origination date is xx, however, as per HUD-1, the settlement date is xx.		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7567425	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$240.59	12/xx/2023	xx	Yes	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.000%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04-xx-2020	xx	Not Applicable	2.875%	xx	01-xx-2020	Financial Hardship	According to updated title report dated xx The chain of the assignment has been completed and currently the assignment is with xx No active lien or judgment found. No prior years delinquent taxes have been found.	According to updated payment history as of xx/xx/xxxx the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. The Unpaid Principal Balance is in the amount of $xx,xxx.xx till the due date xx/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The current status of the loan is collection and the next due date for the payment is xx/xx/xxxx. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. The Unpaid Principal Balance is in the amount of $xx,xxx.xx till the due date xx/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.

The latest xx month comments do not reflects the reason for default.

The loan modification agreement was made between the borrower xx. The Combine Principal Balance is in the amount of xx and the borrower promised to pay monthly payment in the amount of $xxx.xx with the interest rate of x.xxx%. The modification has total x steps. The payment had begun from xx that is to be ended with a maturity date of xx

xxxx at the time of origination is missing from the loan file hence unable to determine the information regarding the borrower employment.

There is no post-origination bankruptcy record has been found.

The foreclosure was initiated in this loan and the case was referred to an attorney on xx The complaint was filed with case# xx. The service was completed on xx The foreclosure was contested by the borrower and the matter was identified on xx The motion to dismiss the case was field on xx The contested matter was resolved on xx and the foreclosure case was dismissed on xx

The servicing comment dated xx shows that the subject property was lightly damaged due to wind and was affected to walls. The BPO report by xx dated xx located at “xx” states that the subject property has the signs of deferred maintenance which is visible from exterior inspection. The siding and landscaping needs to be repaired and the total estimated repairs is in the amount of xx No further information available regarding the completion of repair and the claim status.

No comments have been found stating that the borrower’s income has been affected by COVID-xx.

Foreclosure Comments:The foreclosure was initiated in this loan and the case was referred to an attorney on xx The complaint was filed with case# xx. The service was completed on xx The foreclosure was contested by the borrower and the matter was identified on xx The motion to dismiss the case was field on xx The contested matter was resolved on xx and the foreclosure case was dismissed on xx

Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower “xx” and the lender “xx. The Combine Principal Balance is in the amount of xx and the borrower promised to pay monthly payment in the amount of $xxx.xx with the interest rate of x.xxx%. The modification has total x steps. The payment had begun from xx that is to be ended with a maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value:xx    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xxTape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. The appraisal report at the time of origination is missing from the loan file but the sellers tape data reflects that the subject property type is manufactured home. The final title policy located at “xx” created with ALTA7 and with serialxx however, the supportive document is missing from the loan file. The title defect category of updated title report dated xx reflects Missing Mobile Home Affixture Affidavit or Similar Document. Tax report located at “xx” shows the subject property type as mobile home and the subject mortgage does not have VIN number listed in legal description."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization is missing from the loan file." * Lost Note Affidavit (Lvl 3) "The lost note affidavit located at "xx" states that the original note is placed and/or lost."	* Application Missing (Lvl 2) "1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7572446	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,466.48	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	614	Not Applicable	22.188%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	9/xx/2017 12:00:00 AM	xx	Not Applicable	3.625%	xx	01-xx-2017	Financial Hardship	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.
No active judgments or lien have been found against the borrower or subject property
The annual combined taxes of xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of xx.	Collections Comments:As per review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of xx.
The loan has been modified once since origination.  The modification agreement was made on x/xx/xxxx with Fixed Amortization. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx/xx/xxxx and ends with the maturity date of x/xx/xxxx.

At the time of loan origination borrower is working as xx.

No evidence has been found regarding foreclosure proceedings on subject property.
As per PACER report debtor has not filed the bankruptcy since from loan origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The modification agreement was made on x/xx/xxxx with Fixed Amortization. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx/x/xxxx and ends with the maturity date of x/x/xxxx.	Missing or error on the Rate Lock Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 96.347%   Tape Value: 0.950%   Variance: 95.397%   Variance %: 95.39700%   Comment: "Collateral Value used for Underwriting: $226,000.00. Amount of Secondary Lien(a): $00.00. Loan Amount: $217,745.00. CLTV = 96.347%. "   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 96.347%   Tape Value: 95.000%   Variance: 1.347%   Variance %: 1.34700%   Comment: "Collateral Value used for Underwriting: $226,000.00. Loan Amount: $217,745.00. CLTV = 96.347%. "   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 23.369%   Tape Value: 23.370%   Variance: -0.001%   Variance %: -0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 13.228%   Tape Value: 13.230%   Variance: -0.002%   Variance %: -0.00200%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final application and Transmittal Summary reflects the purpose of refinance is Limited Washout . Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape data, there are 4 payments which are 30 days delinquent and 1 payment is 60 days delinquent. The credit report dated 05/xx/2016 also supports the same. As per Seller tape, the loan is under forbearance plan ;however, no such document has been found."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and required MI cert is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(a) or memorialized comment by the Loan Officer."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in LA State and the required disclosures are missing from the loan file.
Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
Anti-Tying Disclosure
Financial Institution Choice of Insurance Disclosure"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(a) on LE dated 06/xx/2016 discloses the loan will not be transferred and the originator will service the loan."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7680639	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,251.02	12/xx/2023	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	557	671	56.276%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	xx	2.000%	xx	01-xx-2011	Financial Hardship	According to the updated title report dated xx/xx/xxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the assignment is from xx. There is one junior mortgage against the subject property in the favor of xx. No, any active liens and judgments have been found. Combined first to third installment taxes for the year of xxxx have been paid. Combined fourth installment taxes for the year of xxxx have been paid.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the foreclosure. According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx. The loan was modified on xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The deferred principal balance is $xx,xxx.xx and the interest rate bearing amount is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx and the interest rate of x.xx% beginning on xx/xx/xxxx. The new maturity date is xx/xx/xxxx. The foreclosure was initiated in xxxx and the file was referred to an attorney on xx. The judgment was submitted on xx. No, any further details have been found regarding foreclosure. As per the comment dated xx/xx/xxxx, the borrower is impacted by covid-xx. The comment dated xx/xx/xxxx shows the borrower is unemployment. No, any further details have been found regarding covid-xx. The subject property is owner occupied. No, any damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated in xxxx and the file was referred to an attorney on xx. The judgment was submitted on xx. No, any further details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified on xx between the borrower xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The deferred principal balance is $xx,xxx.xx and the interest rate bearing amount is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx and the interest rate of x.xx% beginning on xx/xx/xxxx. The new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 542 |-xx-xx-182 |-xx-| -33.57933% Comment: Amoritzation term months are 360. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $48600.00   Variance: $-48600.00   Variance %: -100.00000%   Comment: Deferred principal per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 542   Variance: -182   Variance %: -33.57933%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000044   Tape Value: 999999999999998765432100   Variance:    Variance %:    Comment: Payment history string is 000000000101234444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 440000000000000000000000   Tape Value: 001234567999999999999999   Variance:    Variance %:    Comment: Payment history string reversed is 444444444432101000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 56.309%   Tape Value: 5628.000%   Variance: -5571.691%   Variance %: -5571.69100%   Comment: post close DTI per 1003 is 55.865%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
Prohibited Fees Test: Loan data: $4,918.75, Comparison data: $0.00, Variance data:  +$4,918.75
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $25.00 to cancel the mortgage; and"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA APR test.
This loan failed the seller-paid points and fees exception test.
This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for
"Seller-Paid Points and Fees.""
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $280,906.93. The disclosed finance charge of $276,434.51 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: Loan data: $276,434.51, Comparison data: $280,906.93, Variance data: -$4,472.42

This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.276%. The disclosed APR of 7.046% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Loan data: 7.046%, Comparison data: 7.276%, Variance data: -0.230%"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7747836	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,867.22	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2019 12:00:00 AM	xx	Not Applicable	5.500%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx with lender xx which was recorded on xx.
The chain of the assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx. However, the assignment is missing to xx.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx.
The annual county taxes of xxxx have been paid in the total amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is x/xx/xxxx. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. According to the xx, the borrower xx filed bankruptcy under chapter-xx with the case# xx on xx. The bankruptcy was dismissed on xx and the case was terminated on xx. The date of the last filing the bankruptcy was xx. The loan modification agreement was made on xx. The loan was modified twice. No damage and repairs have been found. The foreclosure was initiated. The file referred to attorney on xx. However, the foreclosure was put on hold due to loss mitigation and the hold started from xx. No further details have been found.

Foreclosure Comments:The foreclosure was initiated. The file referred to attorney on xx. However, the foreclosure was put on hold due to loss mitigation and the hold started from xx. No further details have been found.
Bankruptcy Comments:According to the xx, the borrower xx filed bankruptcy under chapter-xx with the case# xx on xx. The bankruptcy was dismissed on xx and the case was terminated on xx. The date of the last filing the bankruptcy was xx	The loan modification agreement was made on xx.The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with the annual interest rate of x.xxx % and the modified P&I is in the amount of $x,xxx.xx beginning from xx till the maturity date xx. The loan was modified twice.	Affiliated Business Disclosure
Credit Application
Credit Report
Document Showing a Index Numerical Value
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 386 |-xx-xx-26 |-xx-| -6.73575% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 386   Variance: -26   Variance %: -6.73575%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000999999999999999   Variance:    Variance %:    Comment: 000000000MMMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999999000000000   Variance:    Variance %:    Comment: 000000000MMMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: 3023.200% Variance: Variance %: Comment: Post-close DTI per 1003 is unavailable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing in the loan file."
* Missing credit report (Lvl 2)     "At the time of origination credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "According to the final HUD1, the settlement date is xx which is different from the Note date of xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7814634	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,331.78	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.990%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2010 12:00:00 AM	xx	Not Applicable	3.680%	xx	04-xx-2010	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx for the amount of xx which was recorded on xx Chain of assignment has been completed. Currently, the assignment is with the “xx”. No active liens and judgments have been found. First and second county installment taxes for the year of xxxx have been paid in the amount of xx No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan presents status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
The AOT agreement was made on xx between the borrower xx. As per the modified terms, the new principal balance is xx The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxxx% beginning on xx till new maturity date of xx
As per the loss draft document dated xx which is located at “xx, the subject property had damaged for the amount of xx The loss draft document dated xx located at “xx” shows loss draft the amount is xx with the check# xx No further details have been found regarding repairs or damage.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The AOT agreement was made on xx between the borrower xx. As per the modified terms, the new principal balance is xx The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxxx% beginning on xx till new maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $720.94 |-xx-| $-720.94 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure activity has been found.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -29 (Days) Variance %: Comment: Mod maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files." * Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at "xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,369.76	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7818731	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,599.97	11/xx/2023	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.450%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	612	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	xx	4.875%	xx	01-xx-2014	Financial Hardship	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx
There are two junior mortgages against the subject property.
The first mortgage was originated on xx.
The second mortgage was originated on xx.
Second installment city taxes of the year xxxx are due in the amount of xx which was due on xx/xx/xxxx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently active in foreclosure. As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/xxxx, the reason for default is death of borrower.
The loan was modified on xx/xx/xxxx.
As per comment dated xx/xx/xxxx, the foreclosure was initiated and referred to an attorney on xx. As per comment dated xx/xx/xxxx, the sale has been scheduled for xx. As per comment dated xx/xx/xxxx, the counties in Michigan do not hold the sale due to holidays. Hence, the sale was postponed from xx/xx/xxxx to xx/xx/xxxx. The collection comments available till xx/xx/xxxx, does not show further details.
The borrower xx had filed bankruptcy under chapter-xx with the xx. The plan was confirmed on xx The POC was filed by xx, LP on xx/xx/xxxx with the secured claim amount of xx and the arrearage is xx As per Notice of Mortgage payment change dated xx the new total payment is $xxx.xx. As per chapter-xx plan dated xx the debtor shall pay the trustee $xxxx.xx monthly for xx months. The date of last filing is xx.
As per comment dated xx/xx/xxxx, the subject property is owner-occupied.

Updated Comment:
The current status of the loan is active bankruptcy.
As per servicing comment dated xx/xx/xxxx, the foreclosure has been put on hold due active bankruptcy.
The borrower xx.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by owner.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:As per comment dated xx/xx/xxxx, the sale has been scheduled for xx.
As per comment dated xx/xx/xxxx, the foreclosure was initiated and referred to an attorney on xx. As per comment dated xx/xx/xxxx, the sale has been scheduled for xx/xx/xxxx. As per comment dated xx/xx/xxxx, the counties in xx. Hence, the sale was postponed from xx to xx The collection comments available till xx does not show further details.

Bankruptcy Comments:The borrower xxr had filed bankruptcy under chapter-xx with the xx on xx/xx/xxxx. The plan was confirmed on xx. The POC was filed by xx, LP on xx/xx/xxxx with the secured claim amount of xx and the arrearage is xx. As per Notice of Mortgage payment change dated xx/xx/xxxx, the new total payment is $xxx.xx. As per chapter-xx plan dated xx/xx/xxxx, the debtor shall pay the trustee xx monthly for xx months. The date of last filing is xx/xx/xxxx.	Loan has been modified with step modification on xx/xx/xxxx with new principal balance of xx with deferred amount of xx.
Revised rate is x.xxx% with P&I of $xxx.xx started from xx till the maturity date of xx.
Affiliated Business Disclosure Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 562 |-xx-xx-202 |-xx-| -35.94306% Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not applicable in this case.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 9/xx/2020   Tape Value: 8/xx/2019   Variance: 405 (Days)   Variance %:    Comment: Last payment received is on 9/xx/2020 per payment history.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: Loan original maturity term is 562 months.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.45000%   Tape Value: 4.87500%   Variance: 2.57500%   Variance %: 2.57500%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444442223333333322223222   Tape Value: 333333333333333332223222   Variance:    Variance %:    Comment: Payment history string is 444442222333333333222223   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222322223333333322244444   Tape Value: 222322233333333333333333   Variance:    Variance %:    Comment: Payment history string reversed is 2223222223333333332224444   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance is Debt consolidation as per signed loan application.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: 11/xx/2019 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
The loan data is xx and comparison data is xx hence, the variance is xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
The loan data is xx and comparison data is xx hence, the variance is xx.
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business form is missing from loan file docs."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7831417	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$282.33	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.862%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with the borrower xx and lender xx, which was recorded on xx. The chain of assignment is complete as the assignment of mortgage is currently with the “xx”.
No active lien and judgment have been found on the updated title report.
Annual County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
The borrower had filed the bankruptcy under chapter-xx with case #xx on xx and Discharged on xx and terminated on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower had filed the bankruptcy under chapter-xx with case #xx on xx and Discharged on xx and terminated on xx.	Not Applicable	Credit Application Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy (Post-Loan origination) is yes Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest calculation type is 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: xx   Tape Value: xx   Variance: 5 (Days)   Variance %:    Comment: Prepayment penalty end date is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction per HUD-1 is refinance Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in a xx state that has unlimited assignee liability for high cost loans and HUD-1/FCD is missing to test the compliance"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan file. Also the estimated HUD-1, or and Fee itemization are not available in the loan file."
* Missing credit report (Lvl 3) "Credit report is missing in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by all borrowers"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7873409	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$224.87	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.600%	180	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	20.529%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	11/xx/2019 12:00:00 AM	01-xx-2019	xx	Not Applicable	7.600%	xx	01-xx-2019	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage xx.
There is a civil judgment open against the borrower in the amount of $xx, which was recorded on xx/xx/xxxx in favor of xx. This can be cure with re-recording of subject mortgage legal description.

Update:
According to the UT report dated x/xx/xxxx, the subject mortgage was originated xx.
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.

As per the UT, the foreclosure was initiated on the subject property. The complaint was filed on x/xx/xxxx which is located at xx The FC document located at xx shows the foreclosure case was dismissed on xx. Further details not provided.	The payment history dated xx/xx/xxxx shows that the borrower is delinquent for x day and next payment due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx ,which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of $xx,xxx.xx. Borrower is making payments according to the Modification Plan.

Update:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. Unable to determine the last payment received date. The current P&I is $xxx.xx and the interest rate is x.xxx %. The current UPB is $xx,xxx.xx.
Collections Comments:The payment history dated xx/xx/xxxx shows that the borrower is delinquent for x day and next payment due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx ,which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of $xx,xxx.xx. Borrower is making payments according to the Modification Plan.
The loan modification agreement was made between xx  and xx with a new principal balance of $xx,xxx.xx with fixed rate of x.xxx%.The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of x/xx/xxxx.The lender agrees to immediately forgive the amount of $x,xxx.xx which exceeds x% of loan amount.
As per comment dated x/xx/xxxx foreclosure file was on hold due to contested matter on dated xx/xx/xxxx. There is no information regarding this contested matter whether this matter is resolved or not.
Available servicing comments state that the foreclosure was initiated in loan, which was referred to the attorney on x/xx/xxxx.The foreclosure was put on hold due to MOD, started on xx.
Foreclosure Comments:Available servicing comments state that the foreclosure was initiated in loan, which was referred to the attorney on xx. foreclosure was put on hold due to MOD, started on xx.
Bankruptcy Comments:Debtor had filed bankruptcy dated on xx under chapter-xx, which was later converted to chapter x with cxx. Currently the Bankruptcy is not in active status since it was discharged on xx.POC was filed by xx, in the secured claim amount $xx,xxx.xx and an arrearage in the amount of $xxx.xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xx,xxx.xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xx,xxx.xx.

The loan modification agreement was made between xx with a new principal balance of xx with fixed rate of x.xxx%.The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/x/xxxx till the maturity date of xx.The lender agrees to immediately forgive the amount of $x,xxx.xx which exceeds x% of loan amount.
Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 365/365   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000009929999987654321   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 123456789999929900000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 6239 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "An Appraisal Report at the origination located at xx states that the property is a manufactured home and it will be attached to a permanent foundation. The Towing hitch, wheels, and axles will be removed. However, it also states that the manufactured home has been permanently connected to the septic tank, sewage system & other utilities. The final title policy shows check box marked for Alta 7 endorsement for Manufactured Housing Unit. VIN# is not available on the recorded mortgage document. Affidavit of affixation is missing from the loan files. The Tax report from the Updated title shows separate assessment for Land and Improvement. Hence, unable to determine whether the home is attached to the permanent concrete foundation.""	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate"."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7881306	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,762.70	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	62.046%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
There is a civil judgment open against the borrower in the favor of xx  in the amount of $xx which was recorded on xx.
There is a civil judgment open against the borrower in the favor of xx in the amount of $xx which was recorded on xx.
Annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
According to seller tape data as of x/xx/xxxx, the borrower is current with loan and payment next due date is x/xx/xxxx. Last payment received date is not available. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
Latest payment history is missing from x/xx/xxxx to x/xx/xxxx.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The current P&I is $x,xxx.xx and interest rate is x.xxx%.	Collections Comments:Loan is in performing status.
According to seller tape data as of x/xx/xxxx, the borrower is current with loan and payment next due date is x/xx/xxxx. Last payment received date is not available. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
Latest payment history is missing from x/xx/xxxx to x/xx/xxxx.
No details have been found regarding damages and Covid as the latest collections comments are not available. Collections comments are missing from x/xx/xxxx to x/xx/xxxx.
At the time of origination borrower was working as Owner at “xx” from x years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Original Appraisal Date Loan Value: xx |-xx-xx-655 (Days) |-xx-| Comment: Appraisal Report Dated xx. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Comment: Appraisal Report Dated 3/xx/2018 Reflects Original Appraisal Value as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: xx Comment: Total subject property PITIA (P&I $ 1267.93 + Real Estate Taxes $ 257.29 + Hazard Insurance $139.00 + Flood Insurance $00.00 + MI $29.61 + HOA Dues $ 35.00 + Other $ 113.08 + All other Non Housing Expenses $ 119) equals $2041.90. Total verified monthly income equals $3,470.03. Housing Ratio equals 58.844%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Compliance Ease risk indicator is Elevated as loan is failing for DTI threshold test."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, there is income issue in loan. As per available DU dated 05/xx/2018, the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 49.98%. However, the Borrower calculated income is $3,160.41 and total expenses are in the amount of $2,160.91. The DTI has increased from 49.98% to 68.374%"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final DU missing. The loan was closed on 04/xx/2018; however, available DU was submitted on 05/xx/2018. AUS before or at closing is missing from the loan file."
* Mortgage/Rental lates exceed guidelines (Lvl 3) "Mortgage Statement and Rental agreement are missing for the "xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The lowest calculated income has been considered to qualify the borrower. The Borrower calculated income is $3,160.41 and total expenses are in the amount of $2,160.91. The Final AUS is missing from the loan file; however, as per available DU dated 05/xx/2018 the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 49.98%. Due to the lowest income the DTI has increased from 49.98% to 68.374%. SOL expired, downgraded to LVL2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 68.374%, the Borrower calculated income is $3,160.41 and total expenses are in the amount of $2,160.91. The Final AUS is missing from the loan file; however, as per available DU dated 05/xx/2018 the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 49.98%. SOL expired, downgraded to LVL2."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7909261	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,215.27	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	708	Not Applicable	36.692%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is complete. No active judgments or liens have been found. First and Second installments of County taxes of xxxx are due in the amount of $xxxx.xx. No prior year delinquent taxes have been found.	Review of payment history shows that the last payment was received on xx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. The current UPB is xxx,xxx.xx.	Collections Comments:The loan is performing. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. The current UPB is xxx,xxx.xx. The loan has not been modified yet since origination. No foreclosure and bankruptcy activities have been found. The subject property is in axxge condition as no visible damages were observed. At time of origination Borrower had xxx months on job as a xx, xx yrs in profession. No comments in file to indicate Covid-related loan performance. Attestation not applicable as loan was originated on xx. Borrower had xxx months reserves at time of origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Payment History String Loan Value: 00011XXXXXXXXXXXXXXXXXXX Tape Value: 001XXXXXXXXX |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: XXXXXXXXXXXXXXXXXXX11000   Tape Value: XXXXXXXXX100   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Comment: Subject Porperty is investment Property.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Post-Close Housing Ratio per 1003 Loan Value: xx Comment: Subject Porperty is investment Property. However Post-Close Housing Ratio as per 1003 is 41.95% Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, proof of income, deposits and liabilities are missing from the loan file. Last years (2019) signed income tax returns and W2s are missing from the loan file. Missing last two years tax transcripts. The Subject loan is investment."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7994334	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,012.94	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.922%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	25.540%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	xx	4.990%	xx	01-xx-2010	Change ARM Terms	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
There is junior mortgage was originated on xx with the lender “xx” for the amount of $xx which was recorded on xx.
According to the updated title report dated x/xx/xxxx, the chain of assignment has not been completed. The current assignment is from xx which was recorded on xx. The assignment is missing to “xx”.

No active judgments or liens found against the borrower or subject property.
First and second installments of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on x/xx/xxxx and due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of x/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. As per the modification, the borrower has promised to pay initial P&I in the amount of $xxx.xx and the amount will change.	Collections Comments:The loan is currently in the collection and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. As per the modification, the borrower has promised to pay initial P&I in the amount of $xxx.xx and the amount will change. The loan was modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated x/xx/xxxx, the borrower has impacted by Covid-xx pandemic. As per the comment dated x/xx/xxxx, the forbearance plan for x months beginning on x/xx/xxxx. No further details have been found regarding Covid-xx. As per the comment dated xx/xx/xxxx, the subject property is owner occupied. According to comment dated x/xx/xxxx, the subject property had damages due to wind. The loss draft check has been received on x/xx/xxxx in the amount of $x,xxx.x with the check#xx. As per the comment dated x/xx/xxxx, the claim has been reviewed on x/xx/xxxx and the repairs have been denied. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on x/x/xxxx between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is $xxx,xxx.xx with the deferred principal balance is $xxx,xxx.xx. The borrower has promised to pay initial interest rate of x.xxx% for xx months and initial P&I in the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/xx/xxxx till maturity date of x/x/xxxx. The amount will change.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 479 |-xx-xx-119 |-xx-| -24.84342% Comment: Amortization term month as 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Ballon indicator is no   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $101457.90   Tape Value: $101392.90   Variance: $65.00   Variance %: 0.06410%   Comment: deferred principal balance is $101,457.90.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type as ARM   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan documentation type as Full documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term month as 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx
Field: Payment History String   Loan Value: 000000010010000010000000   Tape Value: 222110002111101000100000   Variance:    Variance %:    Comment: Payment History String is 2122100012111010001MMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000010000010010000000   Tape Value: 000001000101111200021222   Variance:    Variance %:    Comment: Payment Histroy String Reversed as MMMMM100010111210012212   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 25.540%   Tape Value: 3700.000%   Variance: -3674.460%   Variance %: -3674.46000%   Comment: Post close DTI per 1003 is 25.540%   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Prepayment penaulty doc status is yes   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. Mortgage Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,049.10	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8012015	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,629.66	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	39.264%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	5/xx/2018 12:00:00 AM	xx	Not Applicable	5.250%	xx	01-xx-2018	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.

The chain of assignment has not been completed. The current assignment of mortgage is with xx. which was recorded on xx. However, the assignment should be done with xx.

There is a junior mortgage that originated against the subject property. The mortgage was originated on xx/xx/xxxx with lender xx in the amount of xx which was recorded on xx.

There is a HOA lien against the subject property in the favor of xx. in the amount of xx which was recorded on xx.

There is state tax lien in the favor of xx in the amount of xx which was recorded on xx. However, the SSN# on lien document is not consistent with the borrower’s SSN#.

The combined annual installment taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected is in the amount of xx. The reason for default is unable to be determined. According to the xx the borrower xx had filed for bankruptcy under chapter-xx with xx on xx. The bankruptcy case is active and the last filing date is xx. No comments have been found regarding the borrower’s income impacted due to covid-xx pandemic. The collection comment dated xx/xx/xxxx states the subject property is owner-occupied. There are no comments found related to the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower xx had filed for bankruptcy under chapter-xx with xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx,xxx.xx and the value of the collateral is $xx,xxx.xx; therefore, there is no unsecured portion. The chapter -xx plan was confirmed on xx/xx/xxxx. The debtor was supposed to pay the trustee the amount of xx for xx months under the chapter xx plan. The Proof of Claim filed on xx under xx. The total amount of claim is xx and the amount of arrearage is xx. The bankruptcy case is active and the last filing date is xx/xx/xxxx.	The loan modification agreement was made between the borrower xx. As per the modified terms, the new principal balance xx. The borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: 5/xx/2018 Tape Value: 11/xx/2016 |-xx-| 541 (Days) |-xx-| Comment: Loan was Modified on 05/xx/2018. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2020   Variance: 1364 (Days)   Variance %:    Comment: Last Payment Received Date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 322   Variance: 38   Variance %: 11.80124%   Comment: Loan Original Maturity Term Months is 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $104000.00   Tape Value: $98500.00   Variance: $5500.00   Variance %: 5.58375%   Comment: Original Appraised Value is $104,000.00.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000434400010000001101101   Tape Value: 33333333333B333333333333   Variance:    Variance %:    Comment: Payment History String 123444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 101101100000010004434000   Tape Value: 333333333333B33333333333   Variance:    Variance %:    Comment: Payment History String Reversed 444444444444444444444321.   Tape Source: Initial   Tape Type:
xx
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report, the subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase RESPA Test Failed (Lvl 2) "RESPA GFE Disclosure Date Test: FAIL

This loan failed the Good Faith Estimate disclosure date test due to one of the following reasons: ( 12 CFR §1024.7 , transferred from 24 CFR §3500.7 , as amended in 2008 )
The loan was audited under the "New Pre-Close or Post-Close Audit" selection from the ComplianceAnalyzer menu, and  The loan has a Good Faith Estimate disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); or The Good Faith Estimate disclosure date is after the closing date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance xx.

Initial TIL Disclosure Date Test: FAIL

RESPA GFE Disclosure Date Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance xx.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

Initial TIL Disclosure Date Test: FAIL
This loan failed the initial TIL disclosure date test due to one of the following: ( 12 CFR §1026.17(b),1026.19(a),transferred from 12 CFR §226.17(b) , 226.19(a) , as amended in 2009 )
The date creditor received the application (formerly application date) is on or after July 30, 2009, and: The loan is a mortgage transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.) that is secured by the consumer's dwelling."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina. The following required state disclosures are missing from the loan file. 1. Agent Preference Disclosure 2. Casualty Insurance Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Fail	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8110206	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$539.88	$7,350.90	11/xx/2023	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	652	648	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	4.000%	xx	01-xx-2013	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
 The chain of assignment has not been completed. Currently the assignment is with xx.
There is credit card judgment against the borrower xx.
The county first installment taxes for the year of xxxx have been due in the total amount of xx for the xx.
The county first and second installment taxes for the year of xxxx have been paid in the total amount of $xxxx.xx for the xx.
The annual county taxes for the year of xxxx to xxxx and xxxx, xxxx have been delinquent in the total amount of $xxx.xx which was due on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx respectively and they are good through till xx/xx/xxxx, x/xx/xxxx for the xx.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage originated on xx/xx/xxxx with the lender xx.
No active liens and judgments have been found.
The annual county taxes from the years xxxx to xxxx, xxxx, and from xxxx to xxxx have been delinquent in the total amount of $xxx.xx which is payable on x/xx/xxxx.
According to a review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months and the next due date is x/xx/xxxx. The last payment date is unable to be determined for the amount of $x,xxx.xx (PITI) which was applied for xx/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is in the amount of xx.

Update:
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is xx.
Collections Comments:The collection comment as of xx/xx/xxxx shows that the loan is in an active foreclosure.
 According to a review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for xx/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is in the amount of xx.
The Loan modification agreement was made on xx/xx/xxxx.
The collection comment does not reflect reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
According to collection Comment dated xx/xx/xxxx the foreclosure was initiated in xxxx.The file was referred to an attorney was completed on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx.The judgment hearing date rescheduled on x/xx/xxxx. According to collection Comment dated x/xx/xxxx the foreclosure was put on hold due to covid-xx court delay.
No information pertaining to bankruptcy has been found.
No evidence has been found regarding COVID-xx.

Foreclosure Comments:According to collection Comment dated xx the foreclosure was initiated in xxxx.The file was referred to an attorney was completed on xx. The complaint was filed on xx judgment hearing date rescheduled on x/xx/xxxx. According to collection Comment dated x/xx/xxxx the foreclosure was put on hold due to covid-xx court delay.
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower xx with the new modified principal balance of xx out of which the amount of xx has been deferred; hence the interest-bearing amount is xx The borrower promise to pay the monthly P&I of $xxx.xx with an interest rate of x.xxx % beginning from xx/x/xxxx till the maturity date xx/x/xxxx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 552 |-xx-xx-192 |-xx-| -34.78260% Comment: amortized type is step. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per modification and Note there is no balloon disclosure.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: did not use for review.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 11/xx/2023   Tape Value: 2/xx/2019   Variance: 1743 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 479   Variance: -119   Variance %: -24.84342%   Comment: Maturity terms are 360.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: UGI   Variance:    Variance %:    Comment: did not use for review.   Tape Source: Initial   Tape Type:
Field: MI Coxxge Amount   Loan Value: Not Applicable   Tape Value: 25.000%   Variance:    Variance %:    Comment: N/xx/   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.75000%   Tape Value: 4.00000%   Variance: 2.75000%   Variance %: 2.75000%   Comment: stated rate 6.7500%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000444444444   Tape Value: 333333333333333333210000   Variance:    Variance %:    Comment: As per Payment history string reversed 4444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444000000000000000   Tape Value: 000012333333333333333333   Variance:    Variance %:    Comment: As per Payment history string reversed 4444444444444444444444.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 11/xx/2019 Tape Value: 10/xx/2019 Variance: 25 (Days) Variance %: Comment: complaint filed on 11/xx/2019. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8213454	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,550.80	08/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	36.251%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	3.875%	xx	01-xx-2018	Financial Hardship	According to the review of updated report dated xx/xx/xxxx, the subject mortgage was originated on xx.

The chain of assignment is completed as the mortgage is currently assigned with the current assignee xx

Active mortgage & judgments as shown below:

x) There is junior mortgage recorded on xx.

x) There is junior mortgage recorded on xx.

x) There is junior mortgage recorded on xx.

x) There is junior mortgage recorded on xx.

x) There is civil judgment open against the borrower in the amount of xx.
x) There is another civil judgment open against the borrower in the amount of xx.
Combined annual taxes for the year xxxx are paid off in the amount of $x,xxx.xx on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated report.
Review of updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months. The next due date is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx% for the due date of x/xx/xxxx. The UPB as of the date is in the amount xx.	Collections Comments:Loan is in collections.
Review of updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months. The next due date is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx% for the due date of x/xx/xxxx. The UPB as of the date is in the amount xx.
No bankruptcy & foreclosure record has been found.
According to the collection comments dated x/xx/xxxx, the borrower’s income reduced due to Covid-xx & requested for special FB assistance option. The servicer offered FB plan for x months beginning from xx.
The property is owner occupied & no damage or repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower xx with new principal balance of xx. The borrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/x/xxxx to the maturity date of xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 444 |-xx-xx-84 |-xx-| -18.91891% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 10/xx/2018   Tape Value: 10/xx/2018   Variance: -3 (Days)   Variance %:    Comment: Doc date of last modification is 10/xx/2018.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 8/xx/2020   Tape Value: 6/xx/2020   Variance: 81 (Days)   Variance %:    Comment: Last payment received date is 8/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 307   Variance: 53   Variance %: 17.26384%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.12500%   Tape Value: 3.88000%   Variance: 2.24500%   Variance %: 2.24500%   Comment: Original stated rate is 6.1200%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 332123423444100100000000   Tape Value: 332232333321100100000000   Variance:    Variance %:    Comment: Payment history string is 332123423444100100000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000001001444324321233   Tape Value: 000000001101123333222233   Variance:    Variance %:    Comment: Payment history string reversed is 000000001001444324321233.   Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate due to:

This loan failed the TILA finance charge test"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan Data: xx Comparison Data: xx Variance: -xx"

This loan failed the TILA finance charge test
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8269627	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$468.72	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the assignment of mortgage is currently with the “xx" instead of “xx”.
No active lien and judgment has been found on the updated title report.
Annual combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subejct loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
xx (Owner of subject property) has filed bankruptcy under chapter xx case# xx on xx. POC was filed on xx which shows that the amount of claim is xx and the amount of arrearage is xx. Debtor has filed chapter xx plan on xx which shows that the debtor shall pay the subject arrears which is in the total amount of xx through plan. Motion for Relief from Stay was filed on xx by the subject creditor. Order Closing xx Discharged was filed on xx.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx (Owner of subject property) has filed bankruptcy under chapter xx case# xx on xxx. POC was filed on xx which shows that the amount of claim is xxand the amount of arrearage is xx. Debtor has filed chapter xx plan on xx which shows that the debtor shall pay the subject arrears which is in the total amount of xx through plan. Motion for Relief from Stay was filed on xx by the subject creditor. Order Closing xx Discharged was filed on xx.	Not Applicable	Credit Application Credit Report Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 375 |-xx-xx-15 |-xx-| -4.00000% Comment: Amortization term months (CE,S&P) is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a modification change note terms? is "No".   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation type is "No Documentation".   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 362   Variance: -2   Variance %: -0.55248%   Comment: Loan maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000001011111333223222234   Variance:    Variance %:    Comment: Payment history string is "00000001222222344433433m".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 432222322333111110100000   Variance:    Variance %:    Comment: Payment history string reversed is "m334334443222222210000000".   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: Not Applicable   Tape Value: 240   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 2/xx/2036 Tape Value: 4/xx/2036 Variance: -60 (Days) Variance %: Comment: Stated maturity date is 2/xx/2036. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to TILA Foreclosure Rescission Finance Charge Test is failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to TILA Foreclosure Rescission Finance Charge Test.
TILA Foreclosure Rescission Finance Charge Test shows Loan data $41,496.90, Comparison Data $41,569.43 and Variance -$72.53.
The finance charge is $41,569.43. The disclosed finance charge of $41,496.90 is not considered accurate for purposes of rescission because it is understated by more than $35."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8385134	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,626.80	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.640%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2009	xx	Not Applicable	4.000%	xx	01-xx-2009	Financial Hardship	Updated title report dated x/xx/xxxx shows that, subject mortgage with the (Lender) MERS as nominee for xx was originated on xx.

The chain of assignment has not been completed. The current assignment is with xx.
Any active judgment or lien has not been found.
Annual combined taxes for the year xxxx have been paid in the amount $x,xxx.xx. Annual tax amount is $x,xxx.xx. No delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied to the month of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $ $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is performing. As per the payment history as of xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $ $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
According to the modification Agreement, the loan was modified on xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/xx/xxxx. The maturity date as per modification is xx. This loan was modified once.
No damages have been found to the subject property. The subject property is owner-occupied. No comment was found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification Agreement, the loan was modified on xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx. The maturity date as per modification is xx. This loan was modified once.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8467019	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$735.00	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.424%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with xx
The chain of assignment has not been completed. Currently, the assignment is missing with “xx”.
There is no judgment/lien against the borrower/subject property.
Annual taxes have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior years.

Update: A review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx, which was recorded on xx with xx
There is no judgment or lien against the borrower or subject property.
Annual taxes for xxxx are paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior years.

According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest xx.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

Update:According to the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment received date is not available. The current UPB is $x,xxx.xx. The current P&I is $xxx.xx, and the interest rate is xx.xxx%.
Collections Comments:The current status of the loan is performing.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest xx.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
AS per collection comments review, borrower’s intention is to keep the property. Property is in axxge condition and no evidence of damage has been found. No evidence of foreclosure and bankruptcy has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Borrower last name is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calcuation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 10.42400% Tape Value: 10.42440% Variance: -0.00040% Variance %: -0.00040% Comment: Original stated rate is 10.42400%. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file; we considered the values as 0."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan files.

1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. xx Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8475547	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,458.67	12/xx/2023	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,356.12	xx	11.970%	360	360	xx	xx	xx	Conventional	Fixed	12	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	2.500%	xx	01-xx-2019	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
The chain of assignment has been completed, currently the assignment is with xx.
There are x IRS liens and x state tax lien against the borrower.
The IRS liens are in the favor of Department of thexx
The first was recorded on xx.
The second was recorded on xx.
The third was recorded on xx.
The fourth was recorded on xx.
The fifth was recorded on xx.
The state tax lien was recorded xx.
Combined annual taxes for the year xxxx are paid in the amount of $xxxx.xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment received date is unable to be determined. The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx% and the PITI is $xxxx.xx. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
Collections Comments:The current status of the loan is in collection.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment received date is unable to be determined. The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx% and the PITI is $xxxx.xx. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
The loan has been modified since the origination.
The process off foreclosure has been initiated with xx.
The latest servicing comment dated xx/xx/xxxx the fc sale can not be scheduled till xx. The reason of hold is Covid-xx Moratoriums sale can’t be held. No comments have been found regarding the fc.
The borrower xx.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair.
Also, no comments have been found regarding the income impacted due to Covid-xx.

//Updated comment-
As per servicing comments, the loan is in active bankrptcy. As per comment dated x/xx/xxxx, the hearing scheduled for xx and the motion to dismiss case filed by the Chapter xx Trustee has been canceled. No further details were provided.

Foreclosure Comments:The process off foreclosure has been initiated with xx.
The latest servicing comment dated xx/xx/xxxx the fc sale can not be scheduled till xx. The reason of hold is Covid-xx Moratoriums sale can’t be held. No comments have been found regarding the fc.

Bankruptcy Comments:The borrower xx.
The chapter xx plan was filed on xx.

//Updated comment-
As per servicing comments, the loan is in active bankrptcy. As per comment dated x/xx/xxxx, the hearing scheduled for xx and the motion to dismiss case filed by the Chapter xx Trustee has been canceled. No further details were prrovided.	The step modification agreement was made between the lender xx, the new principal balance as per mod is $xxx,xxx.xx. The first payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. The modified P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The amount of $xx,xxx.xx has been forgiven. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 614 |-xx-xx-254 |-xx-| -41.36807% Comment: Amortization Term Months is 0 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: A   Tape Value:xx:    Variance %:    Comment: Borrower 2 Middle name is A per Note.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Barbara   Tape Value:xx   Variance:    Variance %:    Comment: Borrower First Name Jxx   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $15.00   Variance: $-15.00   Variance %: -100.00000%   Comment: No Deferred Principal   Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: Unavailable   Tape Value: 7/xx/2020   Variance:    Variance %:    Comment: No foreclosure docs in file.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 614   Variance: -254   Variance %: -41.36807%   Comment: Loan original maturity term months is 360   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000010100044444   Tape Value: 999998765432111100321010   Variance:    Variance %:    Comment: The PH string 44444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444440001010000000000000   Tape Value: 010123001111234567899999   Variance:    Variance %:    Comment: The PH string reversed 44444444444444444444   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: purpose of refinance cash out   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Subject loan is a refi. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing fom the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data  $623,204.32 Comparison Data $625,517.66  Variance -$2,313.34
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data  $623,204.32 Comparison Data $625,517.66  Variance -$2,313.34
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data  $623,204.32 Comparison Data $625,517.66  Variance -$2,313.34
This loan failed the TILA finance charge test.
The finance charge is $625,517.66. The disclosed finance charge of $623,204.32 is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data  $623,204.32 Comparison Data $625,517.66  Variance -$2,313.34
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $625,517.66. The disclosed finance charge of $623,204.32 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8507313	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,783.90	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	603	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes have been paid for xxxx in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
As per review of latest payment history as of xx/xx/xxxx the loan is x months delinquent. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in collections.
As per review of latest payment history as of xx/xx/xxxx the loan is x months delinquent. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
No bankruptcy filing has been found.
According to the comment dated x/xx/xxxx the RFD is reduction in income and the forbearance plan has been begun from x/xx/xxxx. No further information has been found.
At the time of origination the borrower is working with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Last Payment Received Date Loan Value: xx |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Comment: Original LTV is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Comment: Original LTV is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "2nd page of Note is missing from the loan file. The first page available at xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance Ease risk indicator is moderate as loan is failing for Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Initial CD dated 09/xx/2019.  The Initial CD shows an added fee Wire Transfer Fee of $30.00 which did not appear on previous LE or CDs.  This is a fee increase of $30.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, the loan violates 6M/210 seasoning requirement for streamline refinances."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and required MI cert is missing from the loan file."
* Missing Appraisal (Lvl 3)     "Appraisal at the origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure to the Borrower(s) on LE dated 07/xx/2019 discloses the loan will not be transferred and the originator will service the loan."
																																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8531233	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$631.93	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.990%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.450%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2010 12:00:00 AM	xx	Not Applicable	7.000%	xx	01-xx-2010	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage originated on xx.
Currently, the asignment is with xx.
There is a civil judgment against borrower, xx in the amount of $xx with lender xx, recorded on xx.
There is a civil judgment against borrower, xx in the amount of $xx with lender xx, recorded on xx
There is a civil judgment against borrower, xx in the amount of $xxxwith lender xx , recorded on xx.

Property taxes are paid till xxxx. The last payment was made on xx.

Update:
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xx,xxx.xx.

Update:
As per the review of tape data payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The details of the last payment received are not available. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $xx,xxx.xx.
Collections Comments:Loan is performing and the borrower is next due for xx.
 The last payment was received on xx.
No evidence of foreclosure activity was found.
No evidence of damage or repair to the subject property was found.
No evidence of impact on the income of borrower due to Covid xx pandemic was found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement made between xx. As per the modified terms, the new principal balance xx. Borrower promise to pay xxx.xx monthly with modified interest rate of x.xx% beginning from xx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $11570.79 |-xx-| $-11570.79 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is No.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 20.00000%   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: LYV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $873.67   Tape Value: $0.00   Variance: $873.67   Variance %:    Comment: P&I is 873.67   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $xx Variance %: xx Comment: UPB is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8532698	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,722.09	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	602	Not Applicable	61.586%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09-xx-2015	xx	Not Applicable	4.250%	xx	01-xx-2015	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx with xx and was recorded on xx with instrument# Book/Page# xx in the amount of xx.
The chain of the assignment has not been completed. xx recorded on xx.It should be with xx.

There is one Mechanics lien found against the borrower xx in favor of xx in the amount of $xxx.xrecorded on xx.
Combined annual taxes for the year of xxxx have been due in the amount of $x,xxx.xx on xx/xx/xxxx.
Combined annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior delinquency taxes are found.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P & I is in the amount of $xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected in the amount of $xxx,xxx.xx.
The reason for default is unable to be determined. As per collection comment, the subject property is owner-occupied.  No comments have been found for damage or repairs.

Update:
The current status of the is bankruptcy.
As per the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
As per the collection comment dated x/xx/xxxx, the arrears amount has been paid in full. Further details not provided.
No comments related to occupancy and the current condition of the subject property have been found. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xx report, the borrower xx and xx filed the bankruptcy chapter-xx with case xx on xx. The motion for relief from stay filed on xx. Under confirmed chapter-xx debtor was supposed to pay the trustee the amount of $xxxx.xx for xx months. The Proof of Claim filed on xx. The total amount of claim is xx and the amount of arrearage is $xxxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $ x.xx.

Update:
As per the collection comment dated x/xx/xxxx, the arrears amount has been paid in full. Further details not provided. The BK is active.
This modification agreement made between borrower xx and xx (“Lender”) on xx. As per the modified term the new principal balances xx. The borrower promised to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx with a maturity date of xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: REO is N/A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 989999999999999888663422   Variance:    Variance %:    Comment: Payment history string is 0012222344344.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 224366888999999999999989 Variance: Variance %: Comment: Payment history string is 443443222100. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "This is a purchase transaction. The borrower is getting cash back in the amount of $ $1,492.74."
* DTI > 60% (Lvl 2)     "As per the final 1003 the borrowers monthly income  is $2479.83 and total monthly expenses are $1527.23. Hence DTI>60%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8660127	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$118.96	$237.92	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.070%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	2.500%	xx	01-xx-2017	Financial Hardship	Updated title report dated x/xx/xxxx shows that, subject mortgage with (borrowers) xx. was originated on xx in the amount xx which was recorded on xx with book/page # xx
Chain of assignment has not been completed, last assignee xx missing and the chain of assignment is not available.
There is one senior mortgage against the subject property with lender xx in the amount xx recorded on xx
There are x state tax liens against the borrower in the favor of xx in the amount xx, recorded on xx respectively.
There is one medical lien against the borrower in the favor of xx in the amount xx recorded on xx
1st and second installment of combined taxes for the year xxxx have been due for xx in the amount xx each. Annual tax amount is xx No delinquent taxes have been found.
Current ownership of the subject property is vesting in the name xx

//Update-
As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of “xx”, which was recorded on xx under xx. The county taxes have been due in the amount of xx which is good through xx The county taxes have been delinquent which is good through xx in the amount of xx There is one judgment in the favor of xx
MedicalCenter in the amount of xx and recorded on xx	According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received on x/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments: As per servicing comments, the loan is currently in Collection. According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received on x/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per comments dated x/xx/xxxx, reason for default is illness.
Borrower is making payment as per modification agreement dated xx
Information regarding foreclosure is not available in latest servicing comments.
Borrower is looking for repayment plan however comments regarding plan approval have not found.
As per comments dated x/xx/xxxx, subject property is owner occupied and comments regarding damage to the subject property are not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was done between xx and xx (borrowers) and xx (servicer) on xx/x/xxxx. Reason for modification is financial hardship. As per modification, unpaid principal balance is $xx,xxx.xx. Borrower promises to pay $xx,xxx.xx with interest rate x.xx% and P&I $xxx.xx beginning on xx/x/xxxx. New maturity date is xx/x/xxxx.
There are x steps of modification.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Payment Plan |-xx-| |-xx-| Comment: As per audit the loan is in collection. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -12 (Days)   Variance %:    Comment: As per audit the date od last modification is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As oer note the address is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Right of Rescission Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. WV Collateral Protection Insurance Notice 1
2. Co-Signer Notice
3. Financial Institution Insurance Disclosure
4. Non-Deposit Investment Product Disclosure
5. Financial Institution Insurance Disclosure
6. Non-Deposit Investment Product Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan files."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8837124	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,378.21	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	50.619%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of mortgage assignment is incomplete as no assignment has been found. This should be with xx.
No active judgments or liens have been found.

First and second county taxes of xxxx have been paid in the total amount of $xxxx.xx.
First and second county taxes of xxxx have been paid in the total amount of $xxxx.xx.	The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in collections.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
According to collection comment, no damages or repairs have been found.
At the time of origination borrower was working as xx at “xx” from x months.
As per comment dated x/xx/xxxx, the borrower said that she had lost her job due to Covid-xx and asking for assistance. Servicer stated that they will offer x month deferral plan if borrower met the qualifications. Comment dated x/xx/xxxx states that the borrower was delayed in payments due to Covid-xx. Comment dated x/xx/xxxx states that the reason or default is unemployment due to Covid-xx and servicer offered x months forbearance plan. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Last Payment Received Date Loan Value: xx|-xx-| 1288 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "Missing last two years tax transcripts."
* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, there are sexxl late mortgages and unemployment."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "We have considered the lowest income to qualify the borrower due to which the DTI has increased from 40.44% to 50.619%. The loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible with DTI 40.44%.The calculated income of Borrower is $2774.96 and total expenses are in the amount of $1404.66. Missing last two years tax transcripts. SOL expired, downgraded to LVL2."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the qualified mortgage DTI threshold test. ( 12 CFR §1026.43(e)(2)(vi) )
This loan has a qualified mortgage DTI of 50.619%.
A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent, calculated in accordance with Appendix Q. SOL expired, downgraded to LVL2."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to a fee increase on Initial CD dated 02/xx/2020. Initial LE dated 1/xx/2020 reflects Appraisal Fee at $350.00. However, Initial CD dated 2/xx/2020 reflects Appraisal Fee at $450.00. This is a fee increase of $100.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.  Cure was issued at closing on the final CD."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.619% as the calculated income of Borrower is $2774.96 and total expenses are in the amount of $1404.66 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible.” SOL expired, downgraded to LVL2."	* ComplianceEase Exceptions Test Failed (Lvl 1) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement
																																																																																																									calculations."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8840163	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$342.79	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	34.905%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed as no assignment has been done from xx.
No active judgment or liens have been found.
The annual county taxes of xxxx are due in the amount of $xxx.xx.
The annual county taxes of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx The last payment was received on xx. The UPB reflected is in the amount of xx. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found. The loan has not been modified since origination.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 9/xx/2020   Variance: 1200 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: $180,400.00. Amount of Secondary Lien(s): $00.00. Loan Amount: xx  CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: $180,400.00. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per application is Lower rate or term. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "**Duplicate finding**
1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

3. This loan failed the revised closing disclosure delivery date test (waiting period required)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $135,284.03. The disclosed finance charge of $131,015.43 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $135,284.03. The disclosed finance charge of $131,015.43 is not considered accurate for purposes of rescission because it is understated by more than $35.

3. This loan failed the TILA APR test. The annual percentage rate (APR) is 4.725%. The disclosed APR of 4.527% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase of $10.80 on final CD dated xx The revised LE dated xx reflects the Loan Discount points as $233.62 but final CD dated xx reflects as $234.43. There is increase in fee at final CD of $0.81.
An initial LE dated xx reflects the “Mortgage Insurance Application Fee” as $2,870.00, however, the final CD dated xx reflected it as $2,879.9. There is increase in fee at final CD of $9.99.
There is a total fee increase of $10.80 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing the alert that the subject loan didn't meet Refinance requirements & the calculation of maximum mortgage didn't meet at origination."
																																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8846086	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$162.44	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	12.888%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2012 12:00:00 AM	xx	xx	5.000%	xx	05-xx-2013	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx in the amount of xx with “xx” and it was recorded on xx as Bk/Pg# xx The chain of assignment has been completed as currently the mortgage is with current assignee “xx” & the AOM was recorded on xx No active lien or judgment found pending against borrower. 1st half county taxes for the year xxxx are paid off in the amount of $xx.xx on xx/xx/xxxx. 2nd half county taxes for the year xxxx are due in the amount of $xx.xx on xx/xx/xxxx. No delinquent taxes have been found for the prior year.	The review of updated payment history as of xx/xx/xxxx shows the borrower is x month behind his scheduled payments. Next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is currently in collections.
The review of updated payment history as of xx/xx/xxxx shows the borrower is x month behind his scheduled payments. Next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xx,xxx.xx.
The modification agreement was made between the borrower “xx” and lender “xx” on the effective date of xx. The borrower promises to pay the new unpaid principal balance of $xx,xxx.xx with the interest rate of x.xxx % and P&I of $xxx.xx starting with the first payment date of xx till the maturity date of xx The deferred balance is $x,xxx.xx & the interest bearing principal amount is $xx,xxx.xx.
According to collection comment dated xx/xx/xxxx the RFD is hardship.
The subject property is occupied by owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy & Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No evidence has been found regarding COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the xx report, the borrower "xx" had filed bankruptcy under chapter xx with the case#xx on xx. The schedule D of voluntary petition shows secured claim is in the amount of xx with the supporting value of collateral is xx, so there is no unsecured amount. The bankruptcy was further discharged on xx & the case was fully terminated on xx with the date of last filing xx	The modification agreement was made between the borrower “xx” and lender “xx” on the effective date of xx. The borrower promises to pay the new unpaid principal balance of $xx,xxx.xx with the interest rate of x.xxx % and P&I of $xxx.xx starting with the first payment date of xx till the maturity date of xx. The deferred balance is $x,xxx.xx & the interest bearing principal amount is $xx,xxx.xx.	Credit Application Credit Report Initial Escrow Acct Disclosure Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: The borrower had filed bk. Later, it was discharged. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $8678.88   Tape Value: $8422.48   Variance: $256.40   Variance %: 3.04423%   Comment: Deferred balance per payment history is $0.0.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000212122   Tape Value: 111111111111111111111111   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 132222222222232222322222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 221212000000000000000000   Tape Value: 111111111111111111111111   Variance:    Variance %:    Comment: The Payment History String reversed is 222223222232222222222231.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -1670 (Days)   Variance %:    Comment: Per Mod the maturity date is xx.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Remaining Term Loan Value: 88 Tape Value: 89 Variance: -1 Variance %: -1.12359% Comment: Stated remaining terms are 101 months. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file." * Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing from the loan file." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$14,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8934588	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	300	300	xx	xx	Not Applicable	HELOC	Fixed	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/xx/2008	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx with xx which was recorded on xx/xx/xxxx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx as trustee for xx asset trust which was recorded on x/xx/xxxx.
There is a state tax lien against the subject property in the amount of $xx which was recorded on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is payment dispute.
The loan modification agreement was made on x/xx/xxxx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/xxxx with a new principal balance of $xxx,xxx.xx till the maturity date of xx/xx/xxxx. However, the P&I and rate is unavailable on the modification document.	Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 300 Tape Value: 334 |-xx-xx-34 |-xx-| -10.17964% Comment: Amortization term months is 300. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 334   Variance: -34   Variance %: -10.17964%   Comment: Maturity term is 300.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 11.090%   Variance: 88.910%   Variance %: 88.91000%   Comment: LTV is 100.0%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 022221111111211110221111   Tape Value: 001121021010002100000000   Variance:    Variance %:    Comment: Payment history string is 01122232344MMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111122011112111111122220   Tape Value: 000000001000010120111100   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMMMM44323222110   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 1/xx/2033 Tape Value: 1/xx/2033 Variance: -10 (Days) Variance %: Comment: 1/xx/2033. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California. The following disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer RecommendationDisclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
																																																																																																								11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9056522	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,327.33	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.646%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx. The chain of assignment has been completed. The latest assignment is with xx
There is an active junior mortgage available in the updated title report in the amount of xx in favor of MERS as nominee for xx
Annual county taxes for the xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior years delinquent taxes have been found.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. The loan payments are currently xx month in delinquency. The next due date is xx/xx/xxxx. The last payment was received in the total amount of $ xxx.xx for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:Collections Comments: The review of the servicing comments shows that the loan is performing and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB as per the tape is $xxx,xxx.xx. The current P&I is $xxx.xx. No post origination foreclosure and bankruptcy activity have been found. As per the latest comments, the subject property has been occupied by the owner and is in good condition. No damages or repairs have been found
Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER the borrower xx had filed the bankruptcy under chapter x with the Case #xx dated xx The borrower was discharged on xx The case was terminated on xx	This is a conventional mortgage with P&I of $xxx.xx with the rate of interest x.xxxx% and a maturity date of the loan is xx The P&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
The tape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.	Credit Application	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy available in loan file. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: Borrower Last Name is xx    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx Variance %: -xx   Comment: Deferred Principal (Modification) per Payment History is $0.00   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Doc Date of Last Modification is Unavailable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest Calculation Type is 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Unavailable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Loan Original Maturity Term Months are 360   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: Payment Freqyency is Unavailable   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance Per Application is Cash Out- Other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Cash Out   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Stated Maturity Date is Unavailable   Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -151 Variance %: -xx Comment: Stated Remaining Term are xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9087494	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,760.48	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.950%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	22.510%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2012 12:00:00 AM	xx	Not Applicable	2.000%	xx	01-xx-2012	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx Instrument# | xx
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx which was recorded on xx  However, this should be with xx
There is a junior mortgage active in the favor of xx in the amount of xx which was recorded on xx
There is Civil Judgment active in the Favor of xx in the amount of xx which was recorded on xx
There is Civil Judgment active in the Favor of xx in the amount of xx which was recorded on xx
Combined 1st half taxes for the year of xxxx have been paid on xx in the amount of xx
Combined 2nd half taxes for the year of xxxx have been paid on xx in the amount of xx
No prior year’s delinquent taxes have been found.

Update:
As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of xx, which was recorded on xx
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx which originated on xx and was recorded on xx
1st, and 2nd combined taxes for xxxx have been due in the total amount of xx
1st, and 2nd combined taxes for xxxx have been paid in the total amount of xx
No prior year delinquent taxes have been found.

According to a review of the payment history as of x/xx/xxxx, the borrower is currently delinquent for x month with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Update:
According to the tape data of payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. The last payment date is not available. The current interest rate of x.xxx% and P & I is $xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of x/xx/xxxx, the borrower is currently delinquent for x month with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
According to servicing comment dated x/xx/xxxx, the borrower’s income is impacted due to Covid-xx. Borrower informed to servicer that he has been impacted through job loss or temporary unemployment and reduction of hours. Borrower stated that he is not able make monthly payment. As per comment dated x/xx/xxxx, the forbearance plan was approved. The start date of plan was x/xx/xxxx and end date was x/xx/xxxx.  However, as per comment dated x/xx/xxxx, borrower informed that just got back to working and can’t make the past due balance in a lump sum.  No further details have been found.
As per comment dated x/xx/xxxx, the reason for default is borrower’s income is impacted due to Covid-xx.
No foreclosure activity has been found.
According to the PACER report, the borrower “xx” had filed for bankruptcy under xx with xx on xx The case was dismissed on xx and terminated on xx
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Update:
PH:
According to the tape data of payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. The last payment date is not available. The current interest rate of x.xxx% and P & I is $xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower “xx” had filed for bankruptcy under xx with xx on xx and the plan was confirmed on xx The POC was filed on xx with the POC amount of xx and the amount of arrearage is xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx However, the unsecured portion is $x.xx. No comment has been found indicating a cram-down. The case was dismissed on xx and terminated on xx.	According to the modification, the loan was modified on xx/xx/xxxx, between the borrower xx.(Lender), The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per modification is xx This loan was modified once.
The modification agreement has three steps, xst step beginning from date xx/x/xxxx with the interest rate x.xxx% and P&I of $xxx.xx, xnd step beginning from date xx/x/xxxx with the interest rate x.xxx% and P&I of $xxx.xx, xrd step beginning from date xx with the interest rate x.xxx% and P&I of $xxx.xx.

Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: As per PACER, bankruptcy was filed. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment: As per servicing comment, current legal status is Collections.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, Loan Amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per appraisal report, Original Standard LTV is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "GSE (Fannie Mae public guidelines) Predatory Lending Guidance: Result: FAIL
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

GSE (Fannie Mae public guidelines) Points and Fees Test: Result: FAIL Loan data: $12,728.00 Comparison data: $10,017.80 Variance:+$2,710.20
This loan failed the points and fees test.
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.

GSE (Fannie Mae public guidelines) Seller Paid Points and Fees Exception Test: Result: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees."

GSE (Freddie Mac public guidelines) Predatory Lending Guidance: Result: FAIL
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

GSE (Freddie Mac public guidelines) Points and Fees Test: Result: FAIL Loan data:$12,978.00 Comparison data:$10,017.80 Variance:+$2,960.20
This loan failed the points and fees test.
The points and fees charged to the borrower exceed 5% of the mortgage amount, or $1,000 for mortgage amounts of $20,000 or less. Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test.

GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test:Result: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees."

OH Seller-Paid Points and Fees Exception Test: Result: FAIL
This loan failed the Ohio seller-paid points and fees exception test.
This loan is subject to legislation that takes into discount points that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid discount points into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees". The sum of all discount points is limited to 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to:

GSE (Fannie Mae public guidelines) Predatory Lending Guidance: Result: FAIL
GSE (Fannie Mae public guidelines) Points and Fees Test: Result: FAIL Loan data: $12,728.00 Comparison data: $10,017.80 Variance:+$2,710.20
GSE (Fannie Mae public guidelines) Seller Paid Points and Fees Exception Test: Result: FAIL

GSE (Freddie Mac public guidelines) Predatory Lending Guidance: Result: FAIL
GSE (Freddie Mac public guidelines) Points and Fees Test: Result: FAIL Loan data:$12,978.00 Comparison data:$10,017.80 Variance:+$2,960.20
GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test:Result: FAIL

OH Seller-Paid Points and Fees Exception Test: Result: FAIL"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.

1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9207511	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,227.73	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	VA	Fixed	Not Applicable	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	702	711	Not Applicable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx.
The chain of assignment has not been provided with the Updated title report. Currently, the assignment is with original lender xx.
No active liens and judgments have been found against the borrower and property.
The annual county taxes of the year xxxx have been due in the amount of $xx,xxx.xx which was due on xx/xx/xxxx.
The annual city taxes of the year xxxx have been due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently performing and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
Collections Comments:
The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is currently performing and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to determine.
The comments do not provide any information regarding the damages and repairs to the subject property.

Update:
The current status of the loan is performing.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower 1 Current Employer 1 Position/Type of Business Loan Value: xx Tape Value: xx Comment: This is IRRRL loan No income Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -5 (Days)   Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Not Applicable Tape Value: 0.000% Variance: Variance %: Comment: This is IRRRL loan No income liability Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "**Duplicate finding**
1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is Moderate due to the loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase of $60.00 on final CD dated 11/xx/2019. An initial LE dated 10/xx/2019 reflects the Document Preparation Fee as $0.00, however, the final CD dated 11/xx/2019 reflected it as $60.00. There is a total fee increase of $60.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Specific Credit of $60.00 as Cure was given at the time of closing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase of $60.00 on final CD dated 11/xx/2019. An initial LE dated 10/xx/2019 reflects the Document Preparation Fee as $0.00, however, the final CD dated 11/xx/2019 reflected it as $60.00. There is a total fee increase of $60.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Specific Credit of $60.00 as Cure was given at the time of closing."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing the alert that the subject loan is a VA IRRRL & it's not eligible for VA loan guarantee since the loan was refinance in 210 days after the previous one. VA seasoning requirement short by 25 days"

Previous VA loan was closed on xx, Previous Note is located at ("xx"). Subject mortgage was closed on xx. The difference is less than 210 days. VA guidelines require at least 210 days difference."
* Missing or error on the Rate Lock Document (Lvl 3)     "The executed copy of Rate Lock agreement is missing from the loan file."
																																																																																																							* Missing Required Disclosures (Lvl 3) "The subject loan is a VA IRRRL but the executed copy of Net Tangible Benefit disclosure is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9346663	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$15,068.19	$26,026.28	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	764	24.451%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the Pro-title report dated xx/xx/xxxx, the subject mortgage was originated on x/xx/xxxx with xx
The chain of the assignment has not been completed. The loan was originated with xx
No active judgments or liens have been found.
The First & Second installment taxes of xxxx are due in the total amount of $xxxxx.xx on xx/xx/xxxx and on x/xx/xxxx respectively.
The second installment county taxes of xxxx are delinquent in the amount of $xx,xxx.xx good through till xx/xx/xxxx.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
Collections Comments:As per the collection comments as of xx/xx/xxxx, the loan is in collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
As per comment history dated x/xx/xxxx, the reason for default is curtailment of income.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments. At the time of origination borrower is owner of Go Green Solution from last xxx months with x.xx months reserves.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 11 |-xx-xx-11 |-xx-| -100.00000% Comment: 0. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: XXXXXXXXXXXXXXXXX1220123   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 3210221XXXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 24.451%   Tape Value: 27.894%   Variance: -3.443%   Variance %: -3.44300%   Comment: 24.451%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Remaining Term Loan Value: 360 Tape Value: 349 Variance: 11 Variance %: 3.15186% Comment: 360. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Compliance Ease risk indicator is elevated as loan is failing for Qualified Mortgage Lending Policy Points and Fees Test."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9456655	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$383.90	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.209%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in favor of xx and it was recorded on xx
The chain of assignment has been completed. Currently, the mortgage is with the xx
No active judgments or liens have been found.	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Loan is in collections
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $101.37 |-xx-| $-101.37 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000043210000000003211000   Tape Value: 111110000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000112300000000012340000   Tape Value: 000000000000000000011111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 58 Tape Value: 59 Variance: -1 Variance %: -1.69491% Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial IL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan fie."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9547625	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$307.94	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.500%	260	260	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	10.337%	xx	01-xx-2016	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage xx. The chain of assignment has been completed. Currently the assignment is with xx. There is judgment against the borrower xx in the favor of xx for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. The county first and second taxes for the year of xxxx have been due in the total amount of $xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of xx.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:The review of collection comment as of x/xx/xxxx shows that the borrower is performing with the loan. As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of xx.xxx %. As per the payment history the current UPB is $xx,xxx.xx.
The loan was modified on xx/xx/xxxx. The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This adjustment of terms agreement was made between the borrower xx and lender xx. As per modified term, the new principal balance is xx beginning from xx/x/xxxx the new maturity date is xx.The borrower promise to pay the $xxx.xx with modified interest rate of xx.xxx %. This loan modification (AOT) hasn’t contained any balloon provision.

Credit Application Credit Report Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: The loan has a LTV more than 100% hence MI certificate is required for the loan. However, MI certificate is missing. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note document the interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.50000%   Tape Value: 11.04600%   Variance: 0.45400%   Variance %: 0.45400%   Comment: As per the Note document the original stated rate is 11.500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000122222222222222222   Variance:    Variance %:    Comment: The payment history string 00000001122222222222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 222222222222222221000000   Variance:    Variance %:    Comment: The payment history string reversed 2222222222222110000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2056 Tape Value: 1/xx/2028 Variance: 10490 (Days) Variance %: Comment: The stated maturity date is 10/xx/2056. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$9,910.91
TILA APR Test: FAIL Loan Data11.510% Comparison Data11.952% Variance -0.442%
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.952%. The disclosed APR of 11.510% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* LTV or CLTV exceeds 104% (Lvl 2)     "The appraised value xx is less than the original loan amount xx. Hence the CLTV is 104%."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan has a LTV more than 100% hence MI certificate is required for the loan. However, MI certificate is missing."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9558110	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,000.00	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	Not Applicable	2.000%	xx	01-xx-2014	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that, the subject mortgage was originated on xx. The chain of the assignment has been completed. Currently assignee of mortgage is with xx. Active judgments against the borrower are listed below. x. There is a junior mortgage in the favor of xx in the amount of xx which was recorded on xx. x. There is civil judgment against the borrower in the total amount of xx, judgment in favor of xx which was recorded on xx. Annual combined county taxes for the year xxxx have been paid in the amount of $x,xxx.xx. xxxx 1st installment city taxes has been paid in the amount $x,xxx.xx. xxxx 2nd installment city taxes has been paid in the amount $xxx.xx. xxxx 3rd installment city taxes has been paid in the amount $xxx.xx. xxxx 1st installment school taxes has been paid in the amount $x,xxx.xx. xxxx 2nd installment school taxes has been paid in the amount $x,xxx.xx. No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:Collections Comments: The loan is currently in Collection and is next due for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per payment history is in the amount of $xxx,xxx.xx. As per servicing comments dated xx/xx/xxxx, the reason for default is curtailed income. The loan has been modified since origination. As per the modified terms, the new unpaid principle balance is $xxx,xxx.xx out of which, the borrower promises to pay the interest bearing amount of $xxx,xxx.xx. There is no deferred balance. The borrower promises to make a monthly payment of $xxx.xx with the rate of interest of x.xxx% for xx months, then $xxx.xx with the rate of interest of x.xxx% for xx months, then $x,xxx.xx with the rate of interest of x.xxx% for xx months and $x,xxx.xx with the rate of interest of x.xxx%.for xxx months. The first payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx. The foreclosure was initiated in xx. The file was referred to an attorney on xx. As per servicing comments dated xx/xx/xxxx, the foreclosure was put on hold as the borrower filed bankruptcy under chapter-xx with the case# xx on xx/xx/xxxx. According to the PACER, the borrower (Joseph A. Putrello and Carrie L. Putrello) had filed bankruptcy under chapter-xx with the case# xx-xxxxx on xx. The voluntary petition filed on xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx. However the unsecured portion is xx. The POC was filed on xx, the POC amount is xx and the arrearage amount is xx. According to the order confirming chapter xx plan dated xx debtor (borrower) will pay to the xx. There is no comment indicating a cram down. As per the latest comments, the subject property has been occupied by the owner and is in good condition. No damages or repairs have been found.

Foreclosure Comments: The foreclosure was initiated in xxxx. The file was referred to an attorney on xx/xx/xxxx. As per servicing comments dated xx/xx/xxxx, the foreclosure was put on hold as the borrower filed for bankruptcy under chapter-xx with the case# xx-xxxxx on xx/xx/xxxx.

Bankruptcy Comments: According to the PACER, the borrower (Joseph A. Putrello and Carrie L. Putrello) had filed bankruptcy under chapter-xx with the case# xx-xxxxx on xx/xx/xxxx. The voluntary petition filed on xx/xx/xxxx shows amount of secured claim without deducting the value of collateral is $xxx,xxx.xx and value of collateral is $xxx,xxx.xx. However the unsecured portion is $xx,xxx.xx. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. According to the order confirming chapter xx plan dated xx/xx/xxxx debtor (borrower) will pay to the U.S. Trustee the sum of $xxx.xx for x months and the sum of $x,xxx.xx for xx months. There is no comment indicating a cram down.
Foreclosure Comments:The foreclosure was initiated in xxxx. The file was referred to an attorney on xx/xx/xxxx. As per servicing comments dated xx/xx/xxxx, the foreclosure was put on hold as the borrower filed for bankruptcy under chapter-xx with the case# xx-xxxxx on xx/xx/xxxx.
Bankruptcy Comments:According to the PACER, the borrower (Joseph A. Putrello and Carrie L. Putrello) had filed bankruptcy under chapter-xx with the case# xx-xxxxx on xx/xx/xxxx. The voluntary petition filed on xx/xx/xxxx shows amount of secured claim without deducting the value of collateral is $xxx,xxx.xx and value of collateral is $xxx,xxx.xx. However the unsecured portion is $xx,xxx.xx. The POC was filed on xx/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. According to the order confirming chapter xx plan dated xx/xx/xxxx debtor (borrower) will pay to the U.S. Trustee the sum of $xxx.xx for x months and the sum of $x,xxx.xx for xx months. There is no comment indicating a cram down.	The modification agreement was done on xx/xx/xxxx, between the (borrowers)xx and the (lender) xx. As per the modified terms, the new unpaid principle balance is $xxx,xxx.xx out of which, the borrower promises to pay the interest bearing amount of $xxx,xxx.xx. There is no deferred balance stated. The borrower promises to make a monthly payment of $xxx.xx with the rate of interest of x.xxx% for xx months, then $xxx.xx with the rate of interest of x.xxx% for xx months, then $x,xxx.xx with the rate of interest of x.xxx% for xx months and $x,xxx.xx with the rate of interest of x.xxx%.for xxx months. The first payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 493 |-xx-xx-133 |-xx-| -26.97768% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No ballon indicator.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Borrower income is not impacted by covid-19   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: loan is in foreclosure.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 494   Variance: -134   Variance %: -27.12550%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 7/xx/2014   Tape Value: 6/xx/2020   Variance: -2162 (Days)   Variance %:    Comment: Mod step 1 date is 6/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 4.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: Mod step 1 rate is 3.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 7/xx/2019   Tape Value: 6/xx/2021   Variance: -701 (Days)   Variance %:    Comment: Mod step 2 date is 6/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.250%   Variance: -1.250%   Variance %: -1.25000%   Comment: Mod step 2 rate is 4.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 876543322211121123324334   Variance:    Variance %:    Comment: Payment history string is 222mmmmmmmmmmmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 433423321121112223365678 Variance: Variance %: Comment: Payment history string reversed is mmmmmmmmmmmmmmmmmmmmm222. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9588285	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$15,589.80	12/xx/2023	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	55.727%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	2.919%	xx	01-xx-2020	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows subject mortgage was xx.

The chain of assignment is complete. The loan is currently the assignment with xx.

No active judgments or liens found

First quarter of the year of xxxx combined taxes have been paid off in the amount of $x,xxx.xx on x/xx/xxxx
Second quarter of the year of xxxx combined taxes have been paid off in the amount of $x,xxx.xx on x/xx/xxxx
Third quarter of the year of xxxx combined taxes have been paid off in the amount of $x,xxx.xx on x/xx/xxxx
Fourth quarter of the year of xxxx combined taxes are due in the amount of $x,xxx.xx on xx/xx/xxxx.

First quarter of the year of xxxx combined taxes are due in the amount of $x,xxx.xx on x/xx/xxxx.
Second quarter of the year of xxxx combined taxes are due in the amount of $x,xxx.xx on x/xx/xxxx.

No any prior year taxes are delinquent as per updated title report.	The review of updated payment history as of x/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. The last payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $xxxx.xx with an interest rate of x.xxx%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx. The debtor xx had filed for bankruptcy under chapter-xx with the xx. The date of last filing bankruptcy is xx. The plan was confirmed on xx. The POC was filed on xx, the POC amount is xx and the arrearage amount is xx. The debtor has been dismissed on x/xx/xxxx and the case was terminated on xx.

According to the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. The foreclosure complaint was filed on xx. As per notice of sale located at xx the sale was schedule on xx. The foreclosure bidding document located at xx states that the foreclosure sale has been postponed to xx and the comment dated xx shows that the sale has been postponed to xx. However, the foreclosure put on hold due to the loss mitigation workout was started from xx for x months. The borrower had filed bankruptcy chapter xx on xx, which closed on xx. More the loan was modified on xx. No further details are available about foreclosure proceeding.

Review of updated payment history as of x/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. The last payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $xxxx.xx with an interest rate of x.xxx%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.

The loan was modified with an effective date of x/xx/xxxx and a new principal balance is xx to a step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on x/xx/xxxx with a new maturity date of xx/xx/xxxx.  The rate changes in x steps ending at x.xxx%. The servicer has agreed to forgive the amount of xx. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
The servicing comment dated x/xx/xxxx states that x trial modification plan were beginning from x/xx/xxxx to xx/xx/xxxx, and the borrower were agreed to pay $x,xxx.xx, which should be applied to a suspense account.
As per review of servicing comment, the subject property owner occupied with good condition. No damage and repairs have been found latest servicing comments.

Foreclosure Comments:According to the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. The foreclosure complaint was filed on xx with xx. As per notice of sale located at xx the sale was schedule on xx. The foreclosure bidding document located at xx" states that the foreclosure sale has been postponed to xx and the comment dated xx shows that the sale has been postponed to xx. However, the foreclosure put on hold due to the loss mitigation workout was started from xx for x months. The borrower had filed bankruptcy chapter xx on xx which closed on xx. More the loan was modified on xx. No further details are available about foreclosure proceeding.
Bankruptcy Comments:According to the xx the debtor xx had filed for bankruptcy under chapter-xx with the xx. The date of last filing bankruptcy is xx The plan was confirmed on xx. The POC was filed on xx the POC amount is x and the arrearage amount is xx The debtor has been dismissed on xx and the case was terminated on xx.	The loan was modified with an effective date of x/x/xxxx and a new principal balance is xx to a step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on x/x/xxxx with a new maturity date of xx/x/xxxx. The rate changes in x steps ending at x.xxx%. The servicer has agreed to forgive the amount of $xx,xxx.xx. The UPB that has been amortized is xx as an interest bearing amount.	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK has been closed on 9/xx/2019. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC put on hold due to loss mitigation.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amoritization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2020   Tape Value: 1/xx/2025   Variance: -1827 (Days)   Variance %:    Comment: Mod Step 1 date is 1/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.919%   Tape Value: 3.567%   Variance: -0.648%   Variance %: -0.64800%   Comment: Mod Step 1 rate is 2.919%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000099999999999999   Variance:    Variance %:    Comment: Payment history string is 000000000444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999990000000000   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444000000000   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $368746.85   Tape Value: $361100.08   Variance: $7646.77   Variance %: 2.11763%   Comment: Principal balane stated in MOD is 368,746.85.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 12/xx/2059   Tape Value: 2/xx/2044   Variance: 5782 (Days)   Variance %:    Comment: Stated maturity date is 12/xx/2059.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Trial MOD started on 7/xx/2019. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is "Moderate", due to
Higher-Priced Mortgage Loan Test:
Prohibited Fees Test:"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for
Higher-Priced Mortgage Loan Test:
The loan data is 6.337%, the comparison data is 6.070%, and the variance is +0.267%.
Prohibited Fees Test:
																																																																																																								The loan data is $1,994.00, the comparison data is $0.00, and the variance is +$1,994.00"		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9598243	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,066.88	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.950%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.236%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated xx.
The chain of the assignment has not been  in the favor xx.
There is an active judgment against the borrower xx.
There is an active judgment against the borrower xx.
There is an active judgment against the borrower, xx.
First, combined taxes for the year xxxx have been paid on xx/xx/xxxx, and second combined taxes are due on xx/xx/xxxx each in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.
As per the review of payment history as of x/xx/xxxx, the borrower is performing with the loan and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx. The current P&I is in the amount of $x,xxx.xx and the current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The borrower is performing with the loan.
 As per the review of payment history as of x/xx/xxxx, the borrower is performing with the loan and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx. The current P&I is in the amount of $x,xxx.xx and the current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest available months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Right of Rescission	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: The foreclosure is not initiated. Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no mod step.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per Payment History the Payment History String is is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: As per Payment History the Payment History String reversed is 000000000000000000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Maine state. The following required state disclosures are missing from the loan file.
1. Notice to Cosigner.
2. Choice of Insurance Notice.
3. Withholding Tax Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9614320	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.510%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Verification of Stated Income or Assets	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	678	Not Applicable	12.206%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	xx	2.000%	xx	01-xx-2012	Financial Hardship	As per updated title report dated xx/xx/xxxx the subject mortgage was originated on xx with the lender xx recorded on xx

The chain of the assignment has not been completed  latest assignment is with xx. It should be with xx.

No active judgments or liens have been found.

As per the latest payment history as of x/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.
Collections Comments:The Loan is currently in Bankruptcy.
Borrower is delinquent with the loan for xx months.
The last payment was received on xx/xx/xxxx in the amount of P&I $xxxx.xx which was applied on xx/xx/xxxx
The next due date is xx/xx/xxxx The UPB reflects in the payment history is $xxxxxx.xx
Foreclosure were initiated . Currently, foreclosure is put on hold due to bankruptcy filing.
According to the xx, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx. The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $x,xxx.xx. The debtor had filed the chapter xx plan on xx which was confirmed on xx According to the plan, the debtor shall pay to the trustee $x,xxx.xx for xx months. The creditor had filed the POC on xx with secured claim amount of xx and arrearage of $xx,xxx.xx. The last day of filing is xx.

The step loan modification agreement was made on x/xx/xxxx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx with deferred balance of $xxx,xxx.xx and interest bearing amount of $xx,xxx.xx. The borrower promised to pay $xxx.xx monthly with interest rate of x.xx%. The first modified payment date is x/xx/xxxx and the maturity is x/xx/xxxx. There is no balloon payment.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.

Update:-
As per the comment dated xx/xx/xxxx, the POC arrearage was paid in full.
Foreclosure Comments:Foreclosure were initiated. The file was referred to an attorney but date is not available. The complaint was filed on x/xx/xxxx. However, the foreclosure was put on hold as borrower filed the bankruptcy on x/xx/xxxx.
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx-xxxxx on x/xx/xxxx. The schedule D of Voluntary Petition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is $ xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx. Therefore, the unsecured portion is $x,xxx.xx. The debtor had filed the chapter xx plan on x/xx/xxxx which was confirmed on x/xx/xxxx. According to the plan, the debtor shall pay to the trustee $x,xxx.xx for xx months. The creditor had filed the POC on x/xx/xxxx with secured claim amount of $xxx,xxx.xx and arrearage of $xx,xxx.xx. The last day of filing is x/xx/xxxx.

Update:-
As per the comment dated xx/xx/xxxx, the POC arrearage have been paid in full.	The step loan modification agreement was made on x/x/xxxx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx with deferred balance of $xxx,xxx.xx and interest bearing amount of $xx,xxx.xx. The borrower promised to pay $xxx.xx monthly with interest rate of x.xx%. The first modified payment date is x/x/xxxx and the maturity is x/x/xxxx. There is no balloon payment.	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $52207.39   Variance: $-52207.39   Variance %: -100.00000%   Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Verification of Stated Income or Assets   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 5/xx/2012   Tape Value: 6/xx/2012   Variance: -31 (Days)   Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000044   Tape Value: 012123345678999999999999   Variance:    Variance %:    Comment: as per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 440000000000000000000000   Tape Value: 999999999999876543321210   Variance:    Variance %:    Comment: as per payment history   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx:    Comment: as per security instrument   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
Loan Data $875.00 Comparison Data$0.00 Variance+$875.00
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $25.00 to cancel the mortgage; and
FAIL
9 fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
1 overnight delivery, messenger, fax, and other special delivery fees;
2 flood certification fees;
3 pest inspection or certification fees;
4 final inspection fee;
5 outside counsels' fees as permitted by xx
6 certified check fees;
7 credit report and appraisal update fees;
8 not more than one-year of mortgage insurance premiums;
9 survey fees;
10recording fees;
11title and title search fees, including title insurance premiums;
12taxes;
13tax service fees;
14radon test fees;
15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan files."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9635682	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,607.36	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/xx/2020	xx	Not Applicable	2.000%	xx	07/xx/2020	Financial Hardship	As per the updated title report as of xx/xx/xxxx, the property ownership is on the name of xx
The subject mortgage was originated on xx
The chain of assignment is complete as the current assignee is xx & the AOM was recorded on xx
There is junior mortgage recorded on xx/xx/xxxx in the amount of xx
The annual tax for the year xxxx is paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found in the updated report.
The review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x% which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is currently in performing status.

The review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x% which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xxx,xxx.xx.

No foreclosure & bankruptcy record has been found.

According to the collection comments, subject property is owner occupied with no damage noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower “x x” and lender “xx” with an effective date of x/x/xxxx and a new principal balance is $xxx,xxx.xx to a step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on x/x/xxxx with a new maturity date of xx/x/xxxx. The rate changes in x steps ending at x.xxx %. There is principal forgiven amount is given in the amount of $xx,xxx.xx. However; the forgiven amount exceeds x% limit of the modified principal balance.	Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per Mod, the loan amortization type is tep.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 657   Variance: -297   Variance %: -45.20547%   Comment: Loan original maturity terms are 360 months.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 7/xx/2020   Tape Value: 7/xx/2025   Variance: -1826 (Days)   Variance %:    Comment: Updated as per Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Updated as per Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 7/xx/2025   Tape Value: 7/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Updated as per Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Updated as per Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 7/xx/2026   Tape Value: 7/xx/2027   Variance: -365 (Days)   Variance %:    Comment: Updated as per Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 5.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Updated as per Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 7/xx/2027   Tape Value: 7/xx/2028   Variance: -366 (Days)   Variance %:    Comment: Updated as per Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 5.000%   Tape Value: 6.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Updated as per Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 7/xx/2028   Tape Value: 7/xx/2029   Variance: -365 (Days)   Variance %:    Comment: Updated as per Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 6.000%   Tape Value: 6.125%   Variance: -0.125%   Variance %: -0.12500%   Comment: Updated as per Mod.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.850%   Tape Value: 129.842%   Variance: -30.992%   Variance %: -30.99200%   Comment: Original CLTV ratio is 98.850%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000001000   Tape Value: 000044321121432322322220   Variance:    Variance %:    Comment: The payment history string is 004444442111444422432222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000100000000000000000000   Tape Value: 022223223434121123400000   Variance:    Variance %:    Comment: The payment history string is 222234224444111244444400.   Tape Source: Initial   Tape Type:
xx:
Field: Stated Maturity Date   Loan Value: 11/xx/2054   Tape Value: 11/xx/2057   Variance: -1096 (Days)   Variance %:    Comment: As per mod, the matuity date is 11/xx/2054.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $64696.78 Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This loan is FHA. The loan was originated on 1/xx/2003 as an FHA loan with case # xx. Hence, mortgage insurance certificate is required which is missing from the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Origination appraisal is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9649898	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$653.49	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.990%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	11/xx/2014 12:00:00 AM	xx	xx	3.000%	xx	01-xx-2015	Financial Hardship	The review of the pro-title dated x/xx/xxxx reflects that the subject mortgage was originated on xx.

The chain of the assignment has been completed. The latest assignment is xx.

No judgment and liens were open against the borrower.

Combined annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior years delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Collections Comments:The loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/xxxx in between the borrower xx. The new modified principal balance per modification is in the amount of $xx,xxx.xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning on xx. The maturity date reflects per modification is xx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	Field: Doc Date of Last Modification Loan Value: xx Tape Value: 12/xx/2014 |-xx-xx-12 (Days) |-xx-| Comment: Doc date of mod is xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI not required due to 60% LTV.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value:xx   Comment: Loan modification maturity is 287 months. Original loan maturity is 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per payment history string is 000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: As per payment history reversed string is 000000000000000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 10.965%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result: FAIL Loan Data: 0.000% Comparison Data: 10.965% Variance: -10.965%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "* Any credit documents missing from file such as: Appraisal, Application/1003, TIL, ROR,MI Cert, Riders,"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated businss disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9786718	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,899.83	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	41.390%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx
There are x credit card judgments against the name of borrower as follow.
First was recorded on xx/xx/xxxx in the amount of $xx in favor of xx
Second was recorded on xx/xx/xxxx in the amount of $xx in favor of xx

The annual combined taxes of xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/xxxx the loan is performing. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per review of latest payment history as of xx/xx/xxxx the loan is performing. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.

The loan has not been modified since from origination.
As per PACER report borrower not filed bankruptcy since from loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.

At the time of loan origination borrower is working as xx

Update:
The current status of the loan is collection.
As per seller’s tape data as of xx/xx/xxxx, the borrower is x months delinquent with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
No foreclosure and bankruptcy evidence has been found.
No RFD has been found.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Payment History String Loan Value: 021111111100111001000000 Tape Value: 000000000000 |-xx-| |-xx-| Comment: Updated as per review of latest pay history. Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: 000000100111001111111120   Tape Value: 000000000000   Variance:    Variance %:    Comment: Updated as per review of latest pay history.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 41.390%   Tape Value: 41.331%   Variance: 0.059%   Variance %: 0.05900%   Comment: Calculated DTI is 41.390%   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 18.048% Tape Value: 17.989% Variance: 0.059% Variance %: 0.05900% Comment: Housing Ratio is 18.048%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.673%) is exceeded APOR (5.220%) by 0.453%. The APR threshold is 5.220% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.673%    Allowed: 5.220%    Over by: +0.453%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 10/xx/2019 shows Appraisal Re-Inspection Fee at $125.00, however Final CD dated 1/xx/2019 shows Appraisal Re-Inspection Fee at $300.00. This is a fee increase of $175.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.673%      Allowed: 5.220%     Over by: +0.453%"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing in the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data states "Gift funds from an unacceptable source (friend) IPCs exceed 3% Max by $1.00/ unacceptable property appraisal; credit scores were too low to refinance.  Recent credit score pulled and dropped from 655 at origination to 514."
Gift funds from an unacceptable source (friend)
IPCs exceed 3% Max by $1.00-xx-Seller Credit is $4,800.00 and loan amount is $xx, hence IPC is 3.171% which is greater than 3.00%.
																																																																																																							Credit scores were too low to refinance. Recent credit score pulled and dropped from 655 at origination to 514-xx-No latest credit report is available to verify the recent credit score."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9796268	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,236.67	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	62.655%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	4.000%	xx	01-xx-2013	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx With the Book/Page xx in the amount of xx with xx. The Chain of assignment has not been completed. The last assignment is with xx.However; it should be with xx. No active liens and judgments are found against borrower. 1st installment of county tax for the year xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx. 2nd installment of county tax for the year xxxx is delinquent in the amount of $x,xxx.xx which was due on x/xx/xxxx and good through by xx/xx/xxxx.

Update
The review of the updated title report dated xx shows that the subject mortgage was originated on xx With the Book/Page xx in the amount of xx with xx.
No active liens and judgments are found against borrower.
The first installment of county taxes for xxxx are paid in the amount of $x,xxx.xx on x/xx/xxxx.
The second installment of county taxes for xxxx are paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.
According to the payment history as of date is x/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on x/xx/xxxx, the payment was applied for x/xx/xxxx and the next due date for payment is xx/xx/xxxx.The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx

Update:
As per review of the payment history dated as of x/xx/xxxx, the borrower has been delinquent for x months. The last payment received is unable to be determined. The next due date, as per tape, is x/xx/xxxx. The UPB is unavailable. The latest payment history is missing from xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of date is x/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on x/xx/xxxx, the payment was applied for x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx. The borrower has been making payment as per Loan modification agreement was made on xx between the borrowers xxthe reason for default is unavailable. No latest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found. As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-xx.
Update:
The current status of the loan is active bankruptcy.
The latest payment history is missing from the loan file. According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is xx
As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with case#xx. The bankruptcy is still active. Further details not provided.
As per servicing comment dated xx/xx/xxxx, the foreclosure was initiated with the loan and the foreclosure has been placed on hold as borrower filed for bankruptcy under chapter xx on xx. The bankruptcy is still active.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:As per the comment dated x/xx/xxxx, the foreclosure was initiated. However, as per the comment dated xx/xx/xxxx, the foreclosure was put on hold due to the borrower xx had filed bankruptcy chapter-xx with the case #xx.
Bankruptcy Comments:Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy chapter-xx with the case xx.The POC was filed on xx, the POC amount is xx and the arrearage amount is $xx,xxx.xx. The chapter xx plan was confirmed on xx and the debtor shall pay the trustee $x,xxx.xx for x months and $x,xxx for xx months. The schedule D of Voluntary Petition does not show any unsecured amount. There is no comment indicating a cram down. Currently the loan is in active Bankruptcy.	The borrower has been making payment as per Loan modification agreement was made on xx The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx. The maturity date as per loan modification agreement is xx	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: xx Comment: As per PACER report, current Bankruptcy Case No. xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Property was active in FC.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Did not sue for review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000333333   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per Payment history string 44444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 333333000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per Payment history string reversed 44444444444444444444.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report, subject property type is PUD. However, the tape data reflects single family. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per 1003 dated 12/xx/2003, the total monthly income is in the amount of $4,167.00 and the total monthly expenses are in the amount of $1,968.00. Hence, the DTI is calculated as 60.427% which is exceeding 60% DTI."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file. 1. Affidavit of Consideration 2. Affidavit of Disbursement 3. First Time Buyers Affidavit 4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure 5. Balloon Payment 6. No Escrow Account 7. Mandatory Binding Arbitration Disclosures 8. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission document is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9941407	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$804.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.137%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	5.404%	xx	01-xx-2017	Financial Hardship	As per updated title report dated xx the subject mortgage was originated on xx in favor of xxand it was recorded on xx
The chain of assignment has been completed. Currently, the mortgage is with the xx
No active judgments or liens have been found.
Annual county taxes of xxxx are due on xx in the amount of xx	The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly.. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly.. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx with the new modified unpaid principal balance xx The interest bearing amount was xx with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx The step rate was in x steps ending at rate x.xxx% and P&I will be $xxx.xx applicable from xx to maturity date xx	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 7/xx/2017   Tape Value: 7/xx/2022   Variance: -1826 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 5.404%   Tape Value: 6.404%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 7/xx/2022   Tape Value: 7/xx/2023   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 6.404%   Tape Value: 6.981%   Variance: -0.577%   Variance %: -0.57700%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 7930 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "According to appraisal (xx) report dated xx the subject property is manufactured house. Neither VIN# number is listed in the mortgage legal nor short form title policy at origination shows Alta7 endorsement attached with it. No affixation document has been found in the loan file. Tax report from updated title shows separate assessment for land and improvement. Unable to determine whether the home is affixed to the permanent foundation or not."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Appraisal not signed (Lvl 2)     "Some of the pages are missing from the available copy of appraisal report located at "xx
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10064495	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$864.15	09/xx/2023	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.575%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	504	Not Applicable	39.980%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	2.500%	xx	01-xx-2020	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed; currently the assignment is with xx
There are two judgments against the borrower in the favor of xx and State of xx
Annual Combined taxes for the year of xxxx are paid on xx/xx/xxxx in the amount of $xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment date is unable to be determined which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per comment history, the loan is in payment plan.
According to the payment history as of xx/xx/xxxx, the last payment date is unable to be determined which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per comment history and updated title report, the foreclosure was initiated. As per comments dated xx/xx/xxxx, the file was referred to an attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. As per comments dated xx/xx/xxxx, the sale deed was recorded on xx/xx/xxxx. However, as per updated title report dated xx/xx/xxxx, the rescission of Trustee’s Sale (xx”) recorded on xx/xx/xxxx. As per comments dated xx/xx/xxxx, the foreclosure was re-initiated on same date. However, the foreclosure put on hold due to loss mitigation. No further details have been found.
As per comment dated, xx/xx/xxxx, the servicer provided modification plan to the borrower. The new modified principal balance as per modification is in the amount of $xx,xxx.xx with step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. The step rate was in x steps ending at rate x.xx% and P&I will be $xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx.
As per comments dated xx/xx/xxxx, the borrower’s income impacted by the covid-xx Pandemic. However, the servicer provided xx months Forbearance plan to the borrower which was started from xx/xx/xxxx to xx/xx/xxxx.  As per comment dated xx/xx/xxxx, the servicer sent covid-xx FB extension agreement. No further details have been found.
No damage and repairs have been found in the latest servicing comments.

Update :-
No change.
Foreclosure Comments:As per comment history and updated title report, the foreclosure was initiated. As per comments dated xx/xx/xxxx, the file was referred to an attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. As per comments dated xx/xx/xxxx, the sale deed was recorded on xx/xx/xxxx. However, as per updated title report dated xx/xx/xxxx, the rescission of Trustee’s Sale (located at: xx”) recorded on xx/xx/xxxx. As per comments dated xx/xx/xxxx, the foreclosure was re-initiated on same date. However, the foreclosure put on hold due to loss mitigation. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed Bankruptcy under chapter-xx on xx/xx/xxxx with the xx. The date of the last filing the bankruptcy is xx/xx/xxxx. The case was dismissed on xx/xx/xxxx and got terminated on xx/xx/xxxx. POC was filed on xx/xx/xxxx the secured claim amount of $xx,xxx.xx and the arrearage amount is $xx,xxx.xx. As per the chapter xx plan, the debtor shall pay to the Trustee the sum of the $x,xxx.xx per month for a period of xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx,xxx.xx and the value of the collateral is $xxx,xxx.xx. Therefore, the unsecured portion is $x.xx.	According to the modification, the loan was modified on xx/xx/xxxx between the borrower x x and the Lender x . The new modified principal balance as per modification is in the amount of $xx,xxx.xx with step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. The step rate was in x steps ending at rate x.xx% and P&I will be $xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx. There are no deferred balances and principal forgiven amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Arkansas State. The required state disclosure Choice of Insurance Disclosureis missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10123166	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,747.94	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	662	70.093%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx.

No single assignment of mortgage is available in the updated title report. The chain of assignment is completed as the subject mortgage is still with the lender, xx.

Active junior or senior judgments/liens/mortgages:

x. The subject mortgage is currently at lower lien position as there is an active Abstract of Judgment in favor of "xx" for the amount of xx and it was recorded on xx

x. There is an active senior/prior “Mechanical Lien Contract (with Power of Sale)” available in the updated title report in the amount of xx in favor of "xx" and which was recorded on xx

x. There is an active prior Abstract of Judgment available in the updated title report in the amount of xx in favor of "xx" and it was recorded on xx However, defendant SSN or DOB is not consistent with the data mentioned in final xxxx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual County taxes for xxxx have been paid in full in the amount of xx on xx

No prior year delinquent taxes have been found in the updated title report.

Update:-
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
No active judgments or liens have been found.
The annual installments of school and combine taxes for xxxx have been paid in the total amount of xx on xx
No prior year’s delinquent taxes have been found.	Review of updated payment history as of x/xx/xxxx, the loan is currently performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. We are unable to determine the last payment received. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.
Collections Comments:The loan is currently performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. At the time of origination Borrower xx was working at xx. (Borrower is Self Employed). Co-Borrower xx was also self employed and working as xx for last xxs, Co-Borrower was also working part time at xx as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: Tape Source: Initial Tape Type: xx	4: Unacceptable	* DTI > 60% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the Borrower income was xx and total expenses are in the amount of xx per AUS/DU (Locator#xx)."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Guidelines and AUS required 2 most recent years tax returns due to large increase from S/E from $24,000 in 2017 and $76,000 in 2018. 2016-2017 axxge combined total income per tax returns and tax transcripts is $5,383.62 per month. 2018 Income is not supported as no tax returns and a large increase with no explanation. SOL expired. Downgraded to LVL 2."
																																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 70.093% as the Borrower income was $5,383.62 and total expenses are in the amount of $3,773.53 per AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible.” SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10211911	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,646.57	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	55.584%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	Not Applicable	3.625%	xx	01-xx-2011	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment has been completed. There is an active junior mortgage originated on xx. There are multiple active IRS liens against the borrower xx in total in the amount of xx which is in the favor of xx. First quarter of the year of xxxx county tax has been paid in the amount of xx on xx/xx/xxxx. Second quarter of the year of xxxx county tax has been due on x/xx/xxxx in the amount of $x,xxx.xx. Third quarter of the year of xxxx county tax has been due on x/xx/xxxx in the amount of $x,xxx.xx Fourth quarter of the year of xxxx county tax has been due on x/xx/xxxx in the amount of $x,xxx.xx No prior delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxxx.xx, which was applied for x/xx/xxxx. The current UPB is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections.
As per the review of payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxxx.xx, which was applied for x/xx/xxxx.  The current UPB is in the amount of xx.
As per servicing comment dated x/xx/xxxx, the borrower has been impacted by COVID xx. The comment dated x/xx/xxxx, the repayment plan has been offered, which was started from x/xx/xxxx to x/xx/xxxx. The comment dated xx/xx/xxxx states that the FB plan has been extended for x months.
According to the BPO report dated x/xx/xxxx, the property occupied by owner. No damage and repairs have been found latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the debtor xx had filed for bankruptcy under chapter-x with the xx on x/xx/xxxx. The debtor was discharged on xx and the case was terminated xx.	The loan modification agreement was made on x/x/xxxx.The borrower promises to pay the new UPB in the amount of xx with step interest rate starting from x.xxx% which is step up in x steps and ending at interest rate x.xxx% and the starting P&I is in the amount of $x,xxx.xx beginning from x/x/xxxx till the maturity date xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 323 |-xx-| 37 |-xx-| 11.45510% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK has been discharged on 2018.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $10297.53   Variance: $-10297.53   Variance %: -100.00000%   Comment: No Defer has been noted.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 4/xx/2020   Tape Value: 10/xx/2020   Variance: -183 (Days)   Variance %:    Comment: Forbearance plan started date 4/xx/2020   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 7/xx/2020   Variance: 1265 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 322   Variance: 38   Variance %: 11.80124%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000002234   Tape Value: 332100000003221221000100   Variance:    Variance %:    Comment: Payment history string is 321300000001232122000100.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 432200000000000000000000   Tape Value: 001000122222300000021233   Variance:    Variance %:    Comment: 0100022132100000003123   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per application is Cash out - other. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "An appraiser report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.  1. VA Application Disclosure 2. Choice of Settlement Agent Disclosure 3. Disclosure of Charges for Appraisal or Valuation 4. Copy of Appraisal or Statement of Appraised Value"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
10227154	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$324.41	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	13.990%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	573	610	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2005 12:00:00 AM	xx	Not Applicable	13.990%	xx	01-xx-2005	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. Chain of assignment has been completed. Currently, the assignment is with the “xx”. No active liens and judgments have been found. Annual county taxes for the year of xxxx/xxxx are due in the amount of $xxx.xx which was due on xx/xx/xxxx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
The loan was modified on xx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of xx.xxxx% beginning on xx/xx/xxxx till new maturity date of xx.
The debtor was filed bankruptcy under chapter x with the case#xx on xx. The debtor was discharged on xx and the case was terminated on xx.
No foreclosure activity had been found.
As per the loss draft document dated xx/xx/xxxx which is located at “xx”, the subject property had damaged for the amount of $xxxx.xx. No further details have been found regarding damage or repairs. As per the BPO report dated xx/xx/xxxx which is located at “xx”, the subject property is occupied by unknown party. The subject property is in axxge condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor was filed bankruptcy under chapter x with the case#xxon xx. The debtor was discharged on xx and the case was terminated on xx.	The loan was modified on xx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of xx.xxxx% beginning on xx/xx/xxxx till new maturity date of xx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: The borrower had filed bankrutpyc under chapter 7 in xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000001000000   Variance:    Variance %:    Comment: PH string is 000000000000123MMMMMMM00000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000100000000000000000   Variance:    Variance %:    Comment: PH string reversed is 000MMMMMM32100000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Final application is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of trasaction is Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx
Field: Subject Property Type Loan Value: Single Family Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type is manufactured home. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is located at "xx". However, the some point and fees are hand written."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $92,446.87. The disclosed finance charge of $92,371.43 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: Loan data: $92,371.43, Comparison data: $92,446.87, Variance data: -$75.44
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,247.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10413286	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$3,996.87	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.940%	360	480	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	85.188%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	3.000%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx for the amount of xx which was recorded on xx
The chain of assignment has been completed.
The last assignment is with xx which was recorded on xx
There is one junior mortgage against the subject property originated on xx in the favor of xx for the amount of xx which was recorded on xx
There are two UCC liens against the borrower, “xx" in the favor of which was recorded on xx and xx
Amount of lien has not been mentioned on the supportive document.
There is one judgment against the borrower, xx in the favor of xx for the amount of xx which was recorded on xx
First and second installments of county taxes for the year of xxxx are due in the amount of xx
Annual utilities taxes for the year of xxxx are due in the amount of xx on xx
No prior year's delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in favor of xx for the amount of xx which was recorded on xx
There are two HOA liens against the subject property, the first is in favor of xx for the amount of xx which was recorded on xx and the second HOA lien is in favor of xxfor the amount of xx which was recorded on xx in the amount of xx
There is one junior mortgage against the subject property that originated on xx in favor of xx for the amount of xx which was recorded on xx
There are two UCC liens against the subject property in favor of xx which were recorded on xx and xx The amount of the liens is not mentioned in the supportive document.
There is one judgment against the borrower, “xx” in favor of xx for the amount of xx was recorded on xx
Annual county taxes for xxxx were paid in the amount of xx on xx
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.

Update:
The latest payment history is missing from the loan file. According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.

Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. No foreclosure details have been found in the loan file.The borrower, "xx" had filed the bankruptcy under chapter xx with the xx on xx and the plan was confirmed on xx
POC has been filed by the creditor, "xx" for the secured claim amount of xx and the amount of arrearage of xx on xx
According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx
According to chapter xx plan dated xx the debtor shall pay to the trustee in the amount of $xxx.xx per month for a term of xx months. The arrearage to be through the plan is in the amount of xx The same plan was confirmed on xx
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter xx with the xx on xx and the plan was confirmed on xx
POC has been filed by the creditor, "xx" for the secured claim amount of xx and the amount of arrearage of xx on xx Amended POC was filed on xx
According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx
According to chapter xx plan dated xx the debtor shall pay to the trustee in the amount of $xxx.xx per month for a term of xx months. The arrearage to be through the plan is in the amount of xx The same plan was confirmed on xx
The loan modification agreement was done between xx (borrower) and xx. (servicer) on xx/xx/xxxx. As per modification, unpaid principal balance is $xxx,xxx.xx out of which deferred principal balance is $xx,xxx.xx. Hence, the interest bearing amount of reflected as $xxx,xxx.xx. Borrower promises to pay UPB with initial step interest rate of x.xxx% and P&I of $x,xxx.xx beginning from x/x/xxxx. New maturity date is xx/x/xxxx. A Final balloon payment on the Interest bearing principal balance of $xxx,xxx.xx is due on Maturity date. The loan was modified with six steps of interest rate.
The deferred balance other than the principal balance is $xxxx.xx. The balloon payment resulting from the extended amortization will be $xxx,xxx.xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |-xx-| |-xx-| Comment: Updated as per Document. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $17057.65   Tape Value: $18702.90   Variance: $-1645.25   Variance %: -8.79676%   Comment: As per payment history, the deferred balance is $17,057.65.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2017   Tape Value: 3/xx/2017   Variance: -73 (Days)   Variance %:    Comment: The loan was modified on 01/xx/2017.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NOT appliacable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Updated as per Document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "According to final loan application, the total monthly income of the borrower is xx and the total monthly expenses are in the amount of $7240.97. Hence, DTI exceeds 60% which is 85.188%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. Following state disclosures are missing from the loan file:
Lead-Based Paint Disclosure
Mortgage Loan Application Disclosure
Carbon Monoxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10443625	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,505.00	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	27.610%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	4.000%	xx	01-xx-2020	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx, which was recorded on xx.
The chain of the assignment has been completed. The latest assignment is with xxwhich was recorded on xx.
There is an active junior mortgage against the subject property in the favor of the xx for the amount of xx which was recorded on xx.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year xxxx have been paid total in the amount of $x,xxx.xx.
Annual school taxes for the year xxxx-xx have been paid total in the amount of $x,xxx.xx.
Annual combined taxes for the year xxxx-xx are due on xx/xx/xxxx total in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xxx,xxx.xx.	Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xxx,xxx.xx.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.

Update:
The current status of the loan is performing.
As per the servicing comment dated xx/xx/xxxx, the reason for default is “Curtailment of Income”.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
As per servicing comment dated xx/xx/xxxx, the borrower’s income has been impacted due to Covid-xx pandemic. No more details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made on xx/xx/xxxx between the borrower “xx” and the service “xx”. The new principal balance is $xxx,xxx.xx with an interest rate of x.xx% which steps up in x steps ending at x.xxx%. The servicer agrees to forgive the $xx,xxx.xx from the unpaid principal balance. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx and the maturity is dated xx.	Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No fc started.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan amotization type per mod is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 3/xx/2020   Tape Value: 3/xx/2025   Variance: -1826 (Days)   Variance %:    Comment: As per the mod, the mod step 1 date is 3/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.000%   Tape Value: 5.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the mod step1 rate is 4.00%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 3/xx/2025   Tape Value: 3/xx/2026   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the mod step 2 date is 3/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 5.000%   Tape Value: 5.482%   Variance: -0.482%   Variance %: -0.48200%   Comment: As per the mod, the mod step2 rate is 5.00%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Type:
Field: Payment History String   Loan Value: 0000000MMMMMMMM444444444   Tape Value: 000000008765444444443210   Variance:    Variance %:    Comment: The payment history string reversed is 000000000MMMMMMMMMMMMM44444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444MMMMMMMM0000000   Tape Value: 012344444444567800000000   Variance:    Variance %:    Comment: The payment history string reversed is 44444444444MMMMMMMMMMMMM000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Comment: As per the mod, the stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Not found. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing in the loan file."	* MI, FHA or MIC missing and required (Lvl 2) "This is FHA loan with the LTV of xx. The final application shows for MI for the amount of $162.88; however, the MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10509091	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,396.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	756	43.977%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx with xx
The chain of assignment is completed.
There are no judgments and liens.
Combined annual taxes for the year of xxxx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.

Updated comment:
As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of “xx”.
No active judgments or liens were found.
The combined annual taxes for the year xxxx has been paid in the amount of xx on xx
No prior year’s delinquent taxes have been found.

Review of the payment history available from x/xx/xxxx to x/xx/xxxx states that the borrower has been current with the loan. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects as per tape data is in the amount of $xxx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xxx,xxx.xx.
Collections Comments:The loan is in collection. Review of the payment history available from x/xx/xxxx to x/xx/xxxx states that the borrower has been current with the loan. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects as per tape data is in the amount of $xxx,xxx.xx.
At the time of loan origination borrower is working for xx.
No evidence of foreclosure has been found.
The available servicing comments do not reflect the reason for default.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: MI Company Loan Value: Arch Tape Value: Other |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: "Collateral Value used for Underwriting: $169,000.00. Amount of Secondary Lien(s): $0.00 Loan Amount: xx CLTV = xx "   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: "Collateral Value used for Underwriting: xx Loan Amount: xx. CLTV = xx. "   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: 1003 ration is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Compliance Ease risk indicator is Elevated as loan is failing for Qualified Mortgage DTI Threshold Test."
* Higher Price Mortgage Loan (Lvl 3)     "Higher-Priced Mortgage Loan Test is fail. Loan data is 6.158% and comparison data is 5.740%. Hence, the variance is +0.418%. This loan is escrowed."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Income discrepancy or not supported. As per VVOE dated xx the borrower xx has joined the current organization xx. on xx However, WVOE dated xx shows that the borrower xx had left her last job ( xx) on xx

As per VVOE dated xx located at xx, the Co-borrower xx had started job in xx on xx and left on xx however, according to WVOE dated xx the borrower terminated from prior job xx on xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "No verified income at time of closing - documentation for co-borrower. Income was provided 7 months after closing which is not acceptable.
For the income on the co-borrower, the loan closed on xx.  The VOE on page 305 is dated xx, paystub on page 303 is dated xxboth of which are after closing not acceptable for QM/ATR qualifications we cannot determine co-borrowers income at closing.  The WVOE on page 309 in file appears altered as the copy of the WVOE different inks and unable to verify with no additional information in file at time of origination. Due to the above reason we have considered Co-borrower income as $0.00 due to which the DTI has increased to 80.825%.
SOL expired. Downgraded to LVL 2."
* Income documentation does not meet guidelines (Lvl 2)     "No verified income at time of closing - documentation for co-borrower. Income was provided 7 months after closing which is not acceptable.
For the income on the co-borrower, the loan closed on xx.  The VOE on page 305 is dated xx, paystub on page 303 is dated xx both of which are after closing not acceptable for QM/ATR qualifications we cannot determine co-borrowers income at closing.  The WVOE on xx in file appears altered as the copy of the WVOE different inks and unable to verify with no additional information in file at time of origination.
SOL expired. Downgraded to LVL 2."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 80.825%. The calculated total income is $2129.44  and total expenses are in the amount of $1721.11. However, the loan was underwritten by AUS/LP report  (Locator# xx) and its recommendation is “Accept” with a DTI of 44%.
																																																																																																								SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10532158	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,747.99	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	xx	3.375%	xx	01-xx-2015	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx.
There is water/sewer lien active against the subject property in the amount of $xx, in the favor of xx.
There is a junior mortgage active in the favor of xx.
There is a junior mortgage active in the favor of xx.
There is a junior mortgage active in the favor of xx.
City 1st half taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $x,xxx.xx.
City 2nd half taxes for the year of xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of x/xx/xxxx, the borrower is currently delinquent for x month with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of x/xx/xxxx, the borrower is currently delinquent for x month with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
According to servicing comment dated x/xx/xxxx, the borrower income is impacted due to Covid-xx. Borrower informed that he is unable to work and he is getting a little bit of side work. Servicer advised to borrower regarding forbearance plan. No further details have been found.
According to servicing comment the foreclosure was initiated against the subject property in xxxx. The file was referred to attorney on xx. The complaint was filed on xx. The foreclosure service was completed on xx. However, the foreclosure was put on hold due to reinstatement of loan. No further details have been found.
As per the servicing comments, the subject property has been occupied by the owner. According to comment dated x/xx/xxxx, the subject property had damage due to fire. As per comment dated xx/xx/xxxx, reflects that the repair siding on back side. No details have been found regarding estimated cost. However, no further details have been found regarding completion of repairs.

Foreclosure Comments:According to servicing comment the foreclosure was initiated against the subject property in xxxx. The file was referred to attorney on xx. The complaint was filed on xx. The foreclosure service was completed on xx. However, the foreclosure was put on hold due to reinstatement of loan. No further details have been found.
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/x/xxxx, between the borrower xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx and the lender deferred the principal balance $xx,xxx.xx from the new modified balance. Hence, the interest bearing amount is $xxx,xxx.xx with an interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/x/xxxx. The maturity date as per modification is xx/x/xxxx. This loan was modified once.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 600 |-xx-xx-240 |-xx-| -40.00000% Comment: As per note, Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per servicing comment, foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 600   Variance: -240   Variance %: -40.00000%   Comment: As per note, Loan original maturity term months are 360   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 80.000%   Variance:    Variance %:    Comment: Appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 80.000%   Variance:    Variance %:    Comment: Appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1146.06   Tape Value: $0.00   Variance: $1146.06   Variance %:    Comment: As per note, Original stated P&I is $1,146.06.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.25000%   Tape Value: 0.00000%   Variance: 7.25000%   Variance %: 7.25000%   Comment: As per note, Original stated rate is 7.25000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000123   Tape Value: 12111C112999999CCCCCC1C1   Variance:    Variance %:    Comment: As per payment history string reversed is 102220100101234444421222. However, the tape data reflects string is 1C1CCCCCCC999999211C1112.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 321000000000000000000000   Tape Value: 1C1CCCCCC999999211C11121   Variance:    Variance %:    Comment: As per payment history string reversed is 222124444432101001022201. However, the tape data reflects string is 1C1CCCCCCC999999211C1112.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report  is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Connecticut State. The following required state disclosures are missing from the loan file.

1.Appraisal Disclosure
2.2nd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
3.Interest Rate Disclosure
4.Lock-In Agreement Disclosure
5.Payoff Statement Disclosure
6.Legal RepresentationDisclosure
7.Non-Prime HUD ContactDisclosure
8.Non-Prime Notice of LoanTerms Disclosure
9.Interim Financing Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10545221	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,183.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.840%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	632	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	Not Applicable	5.640%	xx	01-xx-2012	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently the assignment is with xx. It should be with xx.
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
The county annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior year.
As per the review of the payment history as of x/xx/xxxx, however as the tape data as of date is x/xx/xxxx. The borrower is regular with his payments and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:The review of the collection comment as of x/xx/xxxxshows that the loan is in collection. The borrower is regular with his payments and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.
No bankruptcy has been filed.
No evidence has been found regarding the foreclosure.
The loan modification agreement was made on x/xx/xxxx.
As per the collection comment dated xx/xx/xxxx, the subject property is occupied by unknown party and the property is in good condition. No damage and repairs have been found latest servicing comments.
The collection comment dated x/xx/xxxx, states that the borrower’s income has been impacted by Covidxx also the same comment shows that the borrower was out of work due to the covidxx.As per the collection comment dated x/xx/xxxx,the reason for default is curtailment of income. No further details have been found regarding the FB plan.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower “xx” and the servicer “xx” on effective date of xx with the new modified principal balance of $xx. The Borrower promise to pay P&I in the amount of $xxx.xx with the fixed interest rate of x.xxx % beginning on x/x/xxxx with a new maturity date of x/x/xxxx.	Affiliated Business Disclosure ARM Rider Credit Application Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 386 |-xx-xx-26 |-xx-| -6.73575% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: According to the Pick-xx-Payment ARM note there is balloon disclousre.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 384   Variance: -24   Variance %: -6.25000%   Comment: Maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx
Field: Payment History String   Loan Value: 000000000000000000001000   Tape Value: 001101000000000000000009   Variance:    Variance %:    Comment: Payment history string is 001100000000000000004MMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000100000000000000000000   Tape Value: 900000000000000000111100   Variance:    Variance %:    Comment: Payment history string is MMM400000000000000000001100.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 2900.000%   Variance:    Variance %:    Comment: DTI is 40.995&   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per the final HUD-1 the purpose of transaction is cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "• The subject property is located in FL State. The following state disclosures are missing in the loan file.
1. Title Insurance Disclosure
2. Radon Gas Disclosure
3. Insurance Sales Disclosure."
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM Rider is missing from the loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10623360	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,179.44	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.380%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx.
The chain of assignment is complete as the subject mortgage is currently assigned to xx.
No active judgments or liens found.
1st and 2nd installment of combined taxes for the year xxxx have been paid in the total amount of $x,xxx.xx.

Update:
As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
No active judgments and liens have been found.
The first and second installment county taxes for xxxx are due on x/xx/xxxx and x/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
Review of updated payment history as of x/xx/xxxx reveals that the next due for the regular payment is x/xx/xxxx. The last regular payment (PITI) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of date is in the amount of $xx,xxx.xx.

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. We are unable to determine the last payment received. The current P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history tape data is $xx,xxx.xx.
Collections Comments:The loan is in collection. Review of updated payment history as of x/xx/xxxx reveals that the next due for the regular payment is x/xx/xxxx. The last regular payment (PITI) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of date is in the amount of $xx,xxx.xx.
According to xx  Report, xx had filed bankruptcy under xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.
Amended POC was filed on xx with the secured claim in the amount of xx. Chapter xx plan was filed on xx and it was confirmed on xx. The debtor was discharged on xx. No more evidences are available regarding current bankruptcy status.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xx Report, xx had filed bankruptcy under chapter xx with xx on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.
Amended POC was filed on xx with the secured claim in the amount of xx. Chapter xx plan was filed on xx and it was confirmed on xx. The debtor was discharged on xx. No more evidences are available regarding current bankruptcy status.
Not Applicable	Affiliated Business Disclosure Credit Application	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 359 |-xx-| 1 |-xx-| 0.27855% Comment: 360. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 8/xx/2011   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: No Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 100134444433233333332233   Variance:    Variance %:    Comment: 000112334444432333333322   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 332233333232334444401001   Variance:    Variance %:    Comment: 223333333234444433211000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Cash Out-Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Cash Out.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx
Field: Stated Maturity Date Loan Value: 5/xx/2037 Tape Value: 5/xx/2037 Variance: 24 (Days) Variance %: Comment: 5/xx/2037. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "The original loan amount is xx and appraisal value is xx. Hence, LTV/CLTV exceeds xx."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10623767	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,671.00	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	617	Not Applicable	44.976%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2018 12:00:00 AM	xx	Not Applicable	3.750%	xx	01-xx-2018	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated xx.

Chain of the assignment is complete. Currently, the mortgage is with xx.

There is one junior mortgage found against the borrower/Subject property. It was recorded on xx in the favor of xx in the amount of xx.

The county annual taxes xxxx has been paid in the amount of xx on xx.

No prior delinquency taxes are found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:As of xx/xx/xxxx, the loan is under trial payment plan for modification.
Collection comment dated xx/xx/xxxx states that trial payment plan for loan mod has been offered. Trial Mod has been initiated.
According to the review of payment history as of xx the borrower has been delinquent for xx months and is next due for xx The last payment was received on xx.
As per collection comments, the FC was active prior to trial payment plan. However, the foreclosure was put on hold due to loss mitigation on xx. No further details have been found.
The reason for default is reduction of income due to Covid xx.

As per collection comment dated x/xx/xxxx, the subject property is owner-occupied.

Foreclosure Comments:As per collection comment, the foreclosure was initiated. However, the foreclosure was put on hold due to loss mitigation on x/xx/xxxx. No further details have been found.
Bankruptcy Comments:Not Applicable	This modification agreement made between borrower xx. As per the modified term the new principal balance xx. Borrower promise to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx with a maturity date of xx.	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 538 |-xx-xx-178 |-xx-| -33.08550% Comment: Amort. month is 360. Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 7/xx/2020   Tape Value: 7/xx/2020   Variance: 15 (Days)   Variance %:    Comment: Forbearance plan start date is 7/xx/2020.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 12/xx/2018   Variance: 1829 (Days)   Variance %:    Comment: OLast payment received date is 7/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 479   Variance: -119   Variance %: -24.84342%   Comment: Loan Maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 9/xx/2018   Tape Value: 9/xx/2023   Variance: -1826 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.750%   Tape Value: 4.625%   Variance: -0.875%   Variance %: -0.87500%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.12500%   Tape Value: 3.75000%   Variance: 1.37500%   Variance %: 1.37500%   Comment: Stated rate is 5.125%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000010002322443   Tape Value: 33333333333F333333333210   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444444440M   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 344223200010000000000000 Tape Value: 012333333333F33333333333 Variance: Variance %: Comment: Payment history string is M04444444444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test.
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $156,174.68. The disclosed finance charge of $153,999.05 is not considered accurate because it is
																																																																																																								understated by more than $100."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10657188	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,311.00	12/xx/2023	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.246%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage xx.

The chain of assignment has been completed. The last assignment is with xx.

There is one credit card judgment against the borrower in favor of xx.

There is one civil judgment against the borrower in favor of xx.

There are x civil judgments against the borrower in favor of xx.

There are x civil judgments against the borrower in favor of xx.

The 2nd installment of xxxx for county taxes is due on xx/xx/xxxx in the amount of $x,xxx.xx; however, the 1st installment county taxes were paid on xx/xx/xxxx in the amount of $x,xxx.xx.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received date is xx/xx/xxxx. The payment applied date was x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in foreclosure. As per comment dated x/xx/xxxx, the foreclosure was initiated in the loan by referring to attorney on xx/xx/xxxx. However, as per comment dated x/xx/xxxx, the foreclosure was put on hold for loss mitigation. No further information is available related to foreclosure in servicing comment also no lis pendency document is available in updated title report.

According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received  date is xx/xx/xxxx. The payment applied date was x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx.

According to the xx, the borrower xx had filed bankruptcy under chapter- xx with the xx. The bankruptcy was dismissed on xx. The POC was filed by xx, with the claim amount of xx and the arrearage amount is xx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down.

As per comment dated x/xx/xxxx, the reason for default is Inability to Sell Property.

As per comment dated x/xx/xxxx, the subject property is owner occupied. No comments pertaining damage to the property were observed.

Update:
The loan is currently performing. As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is xx.
No comment has been found regarding RFD.
As per comment dated x/xx/xxxx, borrower filed bankruptcy under chapter-xx with the xx. The case was dismissed. Further details not provided.
No damages have been reported.
No foreclosure activity has been found.

Foreclosure Comments:As per comment dated x/xx/xxxx, the foreclosure was initiated in the loan by referring to attorney on xx. However, as per comment dated xx, the foreclosure was put on hold for loss mitigation. No further information is available related to foreclosure in servicing comment also no lis pendency document is available in updated title report.

Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under chapter- xx with the xx. The bankruptcy was dismissed on xx. The POC was filed by xx, with the claim amount of xx and the arrearage amount is xx.
The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down.

Update:
As per comment dated x/xx/xxxx, borrower filed prior bankruptcy under chapter-xx with the xx. The case was dismissed. Further details not provided.
Again the borrower filed prior bankruptcy under chapter-xx with the xx. The case was dismissed. Further details not provided.
The borrower filed bankruptcy under chapter-xx with the xx. The case was dismissed. Further details not provided.	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Current Legal Status Loan Value: Performing Tape Value: Bankruptcy |-xx-| |-xx-| Comment: As per comment dated 5/xx/2020, the foreclosure was initiated in the loan by referring to attorney on 05/xx/2020. However, as per comment dated 8/xx/2020, the foreclosure was put on hold for loss mitigation. No further information is available related to foreclosure in servicing comment also no lis pendency document is available in updated title report. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per comment dated 5/xx/2020, the foreclosure was initiated in the loan by referring to attorney on 05/xx/2020. However, as per comment dated 8/xx/2020, the foreclosure was put on hold for loss mitigation. No further information is available related to foreclosure in servicing comment also no lis pendency document is available in updated title report.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $434000.00   Tape Value: $290000.00   Variance: $144000.00   Variance %: 49.65517%   Comment: As per appraisal report the original appraised value is $434,000.00   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: 8/xx/2019   Variance:    Variance %:    Comment: No information is available related to foreclosure in servicing comment also no lis pendency document is available in updated title report.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $4945.19 Variance: $-4945.19 Variance %: -100.00000% Comment: Suspense balance per payment history is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10695831	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,022.46	12/xx/2019	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.565%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/xx/2019	xx	Not Applicable	6.500%	xx	09/xx/2019	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of the assignment is incomplete. Currently, the assignment of mortgage is with xx
There are three water liens open against the subject property in the favor of xx in the total amount of $x,xxx.xx which were recorded on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx.
There is a civil judgment open against the borrower in the amount of $x,xxx.xx in favor of xx	The payment history as of xx/xx/xxxx shows that the borrower is delinquent for xx months and next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of $xxx,xxx.xx. As per tape data current Interest Rate is x.xxx%.	Collections Comments:Collections Comments: The loan is currently in Collection and is next due for xx/xx/xxxx. The payment history as of xx/xx/xxxx shows that the borrower is delinquent for xx months and next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of $xxx,xxx.xx. As per tape data current Interest Rate is x.xxx%. The loan was modified on xx with new principal balance of xx and the new interest bearing principal amount is in the amount of xx The borrower promises to pay the new modified P&I of $xxxx.xx with the new fixed interest rate of x.xx% beginning from xx to the new maturity date of xx According to PACER, The borrower (xx) had filed the bankruptcy under xx. The POC was filed on xx the POC amount is xx and the arrearage amount is xx The bankruptcy was dismissed on xx also got terminated on xx As per servicing comments, the property is occupied and in good condition.
Foreclosure Comments: Not Applicable.
Bankruptcy Comments: According to PACER, The borrower (xx) had filed the bankruptcy under xx. The POC was filed on xx the POC amount is xx and the arrearage amount is xx The bankruptcy was dismissed on xx also got terminated on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, The borrower (xx) had filed the bankruptcy under xx. The POC was filed on xx the POC amount is xx and the arrearage amount is xx The bankruptcy was dismissed on xx also got terminated on xx	The loan modification agreement was made between borrower and servicer on x/xx/xxxx with the new modified unpaid principal balance is $xxx,xxx.xx. Servicer has permanently forgiven the principal balance in the amount of $xx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with interest rate x.x% and the modified P&I was $x,xxx.xx. The first modified payment due date was x/x/xxxx and the maturity date will be x/x/xxxx.	Credit Report Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy available in loan file. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2019   Tape Value: 11/xx/2019   Variance: 60 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 501   Variance: -141   Variance %: -28.14371%   Comment: Loan original Maturity term months is 360   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $239413.00   Tape Value: $11.00   Variance: $239402.00   Variance %: 2176381.81818%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444134444444444   Tape Value: 333333333213210033333321   Variance:    Variance %:    Comment: Payment History String 444444444432144444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444431444444444444 Tape Value: 123333330212312333333333 Variance: Variance %: Comment: Payment History String Reversed 44444444432144444444 Tape Source: Initial Tape Type:	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 9/xx/2007 as an FHA loan with case# xx. No indication of any changes in loan type found in the loan file."	* Missing credit report (Lvl 3) "Credit report is missing in the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "CT License Validation Test Failed"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to Late charge Test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "The loan was originated on 9/xx/2007 as FHA. Final 1003 show MI fess is $97.78. Final HUD-1 does not show MI fee. The required MI certificate is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10838883	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,942.92	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	626	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2018 12:00:00 AM	xx	Not Applicable	4.625%	xx	01-xx-2018	Financial Hardship	According to updated title report dated xx/xx/xxxx the subject mortgage was originated on x/xx/xxxx with MERS as nominee for xx which was recorded on xx/xx/xxxx.
The chain of assignment has been completed.
There are two civil judgments against the borrower total in the amount of xx in favor of xx which were recorded on xx and xx.
There are three credit judgments against the borrower total in the amount of $xx which were recorded on xx xx and xx.
1st and 2nd instalment taxes for the year of xxxx have been paid in the amount of xx.
1st and 2nd other instalment taxes for the year of xxxx have been paid in the amount of xx.

No prior delinquent taxes have been found.
The payment history dated xx/xx/xxxx shows that the borrower is delinquent for xx months and next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current UPB is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active foreclosure.
The foreclosure was initiated and referred to attorney on xx/xx/xxxx. However, the foreclosure was put on hold due Moratorium.
The payment history dated xx/xx/xxxx shows that the borrower is delinquent for xx months and next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current UPB is in the amount of xx.
The reason for default is Crucial car accident/massive injuries caused reduction in income.
As per the servicing comments, current occupancy of the subject property is unable to be determined. As per the comment dated x/xx/xxxx, the subject property had mold damage due to septic tank flooding and all drywall was affected. The borrower had ordered the property inspection. No further details have been found.
Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to attorney on xx. However, the foreclosure was put on hold due Moratorium.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on x/xx/xxxx. The borrower promises to pay the new UPB in the amount of xx with the annual interest rate of x.xxx% and the modified P&I is in the amount of $x,xxx.xx beginning from x/x/xxxx till the maturity date x/x/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10878492	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,599.04	11/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	44.442%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	6/xx/2014 12:00:00 AM	xx	xx	5.000%	xx	01-xx-2014	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with xx, which was recorded on x/xx/xxxx.
There is a junior mortgage in the amount of $xx in the favor of xx, Incorporated which was recorded on x/xx/xxxx.
There is a junior mortgage in the amount of $xx in the favor of xx which was recorded on xx/xx/xxxx.
There are x state taxes against the borrower in the total amount of $xx which was recorded on different dates and filed by xx.
County annual taxes for xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.	According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for xx months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The current status of the loan is in collection. According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for xx months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.
As per collection comments review, borrower’s intention is to keep the property. Property is in axxge condition and no evidence of damage has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on x/xx/xxxx between the borrower xx and lender xx. The borrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from x/x/xxxx, till the reduction period maturity date of x/x/xxxx. The maturity date is xx/x/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx. From UPB, the deferred balance is xx and Interest bearing amount is xx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 255 |-xx-| 105 |-xx-| 41.17647% Comment: Amortized term is 360. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: LIBOR - 6 month WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $44338.80   Tape Value: $37109.02   Variance: $7229.78   Variance %: 19.48254%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 10/xx/2007   Tape Value: 11/xx/2019   Variance: -4414 (Days)   Variance %:    Comment: First rate change date is 10/xx/2007.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 11/xx/2020   Tape Value: 11/xx/2019   Variance: 376 (Days)   Variance %:    Comment: Last payment received date is 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 255   Variance: 105   Variance %: 41.17647%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 333333333210000000000000   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444444   Tape Value: 000000000000012333333333   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Periodic Rate Change Cap Down Loan Value: 1.000% Tape Value: 0.000% Variance: 1.000% Variance %: 1.00000% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report doc is missing from loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10975282	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,762.18	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	2552.08	xx	8.750%	360	360	xx	xx	xx	Conventional	ARM	60	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	27.864%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12-xx-2018	xx	Not Applicable	1.035%	xx	01-xx-2018	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
xx in the amount of xx, which was recorded on xx.
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year xxxx have been paid on x/xx/xxxx in the amount of xx.
Annual school taxes for the year xxxx have been paid on xx/xx/xxxx in the amount of xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is in the collection. According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.
Unable to determine the reason for the default from the available servicing comments.
As per the comment dated x/xx/xxxx, the borrower’s income has been impacted due to the COVID-xx. The borrower had approved for the three months of forbearance plan which started from x/xx/xxxx to x/xx/xxxx. No further details have been found. The collection comment does not reflect any information regarding the employment details.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and the current condition of the subject property has been found in the latest xx months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made on x/x/xxxx between the borrower xx with an interest rate of x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx The lender had deferred the amount other than the principal balance of xx. This modification contains balloon provision total in the amount of xx will be paid at the time of maturity date xx	Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 632 |-xx-xx-272 |-xx-| -43.03797% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No per note terms.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $366941.87   Tape Value: $366846.90   Variance: $94.97   Variance %: 0.02588%   Comment: Deferred Principle per Payment History is $366,941.87.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest Only Period? is Yes.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active ? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 7/xx/2020   Variance: 1278 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 4/xx/2018   Tape Value: 4/xx/2023   Variance: -1826 (Days)   Variance %:    Comment: Mod Step 1 Date is 4/xx/2018.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 1.035%   Tape Value: 2.035%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 1 Rate is 1.035%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 4/xx/2023   Tape Value: 4/xx/2024   Variance: -366 (Days)   Variance %:    Comment: Mod Step 2 Date is 4/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 2.035%   Tape Value: 3.035%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 2 Rate is 2.035%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 4/xx/2024   Tape Value: 4/xx/2025   Variance: -365 (Days)   Variance %:    Comment: Mod Step 3 Date is 4/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 3.035%   Tape Value: 4.035%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 3 Rate is 3.035%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 4/xx/2025   Tape Value: 4/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Mod Step 4 Date is 4/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 4.035%   Tape Value: 5.035%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 4 Rate is 4.035%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000101000000000000000011   Tape Value: 333323210000000000000000   Variance:    Variance %:    Comment: Payment History String is 00000000100000000333333333344.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 110000000000000000101000 Tape Value: 000000000000000012333333 Variance: Variance %: Comment: Payment History String is 44333333300000000100000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate is due to the following factor:
1.This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

2.This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

3.This loan failed the TILA APR Test.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.183%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulations Test Failed due to the following factor:
1.This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: FAIL Loan Data 5.000% Comparison Data 2.000% Variance +3.000%.

2.This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: FAIL Loan Data 36Months Comparison Data 12Months Variance 24Months."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to the following factor:
1.This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.183%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11085719	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,157.92	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.225%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	49.850%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	3.625%	xx	01-xx-2017	Financial Hardship	Updated title report dated x/xx/xxxx shows that, subject mortgage) was originated on xx.
The chain of assignment has not been completed. The last assignment was done from xx. The last assignee should be xx.
No active judgment or liens have been found.
RE tax Status:
Annual Taxes of xxxx have been due in the amount of $x,xxx.xx on x/xx/xxxx.

According to payment history as of x/xx/xxxx, the borrower is has been delinquent for xx months and is next due for x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in bankruptcy and the borrower is has been delinquent for xx months and is next due for x/xx/xxxx. The last payment was received on xx/xx/xxxx.
The RFD is medical issue with family member.
As per collection comment, foreclosure was initiated and the file was referred to an attorney on xx.
This bankruptcy plan was confirmed on xx.

Update:-
According to the servicing comments, the loan is in bankruptcy.
The order approving motion to modify plan xx.
As per the comment dated xx/xx/xxxx, the subject property is occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per collection comment, foreclosure was initiated and the file was referred to an attorney on xx.
Bankruptcy Comments:As per review of PACER, the borrower filed bankruptcy on xx.
 The POC was filed on xx.   This bankruptcy plan was confirmed on xx.  As per amended chapter xx plan dated xx, the debtor will cure the arrears and pay the post-petition mortgage payments directly to creditor, xxbank.

Update:-
The order approving motion to modify plan xx. As per the comment dated xx/xx/xxxx, the amended plan was confirmed on xx.	The loan modification agreement was made between xx. Reason for modification is financial hardship. As per modification, unpaid principal balance is $xxx,xxx.xx. As per Mod the $xxx,xxx.xx is interest bearing balance and $xx,xxx.xx deferred balance. Borrower promises to pay UPB with interest rate x.xxx% and P&I $xxx.xx beginning from x/x/xxxx. New maturity date is x/x/xxxx.
This deferred amount is eligible for forgiveness if the borrower does not default on the new payments for first x years from the modification date. This amount will be reduced in installments by x/xrd of deferred balance.
Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 593 |-xx-xx-233 |-xx-| -39.29173% Comment: As per NOTE, the loan original term maturity months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NO   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per NOTE, the borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NO   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: Unavailable   Tape Value: 11/xx/2019   Variance:    Variance %:    Comment: unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 598   Variance: -238   Variance %: -39.79933%   Comment: As per NOTE, the loan original term maturity months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000043232244444   Tape Value: 999999999999999998766544   Variance:    Variance %:    Comment: As per payment history the string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444442232340000000000000   Tape Value: 445667899999999999999999   Variance:    Variance %:    Comment: As per payment history the string is reversed 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 51.056%   Tape Value: 5288.000%   Variance: -5236.944%   Variance %: -5236.94400%   Comment: As per 1003, the Post Close as per DTI is 51.056%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Debt consolidation Variance: Variance %: Comment: As per 1003, the purpose of refinance is Cash-Out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $326,217.51. The disclosed finance charge of $325,876.26 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $326,217.51. The disclosed finance charge of $325,876.26 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL $325,876.26 $326,217.51 -$341.25

TILA Foreclosure Rescission Finance Charge Test: FAIL $325,876.26 $326,217.51 -$341.25"
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transer disclosure document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11315416	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,609.95	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.990%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	49.964%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2009 12:00:00 AM	xx	Not Applicable	0.240%	xx	01-xx-2009	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed; currently the assignment is with xx. There is a junior subordinated mortgage against the subject property in the favor of xx. The subordinate agreement is located at xx. No active judgments or liens have been found against the borrower. 1st, 2nd, 3rd and 4th installment of Town taxes for the year of xxxx are paid on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx in the combined amount of $xx,xxx.xx.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history tape data is in the amount of $xxx,xxx.xx.	Collections Comments:As per comment history, the loan is in payment plan. According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history tape data is in the amount of $xxx,xxx.xx. No foreclosure activity found in the available servicing comments. No evidence has been found regarding the active bankruptcy in the latest servicing comments. As per comments dated xx/xx/xxxx, the borrower’s income impacted by covid-xx Pandemic. However, as per comments dated xx/xx/xxxx, the servicer provided xx months forbearance plan to the borrower which was started from xx/xx/xxxx to xx/xx/xxxx. No further details have been found. As per comments dated xx/xx/xxxx, the servicer extended forbearance plan till December xxxx. As per comments dated xx/xx/xxxx, the reason for default is curtailment of income. As per collection comments review, borrower’s intention is to keep the property. According to BPO report dated x/xx/xxxx located at xx, property is in axxge condition and no evidence of damage has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx. The maturity date as per modification is xx. The interest-bearing amount is $xxx,xxx.xx. There are no deferred balances and principal forgiven amount.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file. 1. NJ Application Disclosure 2. Delivery Fee Authorization 3. NJ Attorney Disclosure 4. Unacceptability of Insurance Notice 5. Attorney Disclosure II 6. Tax Bill Information 7. Private Well Testing 8. Lock-In Agreement 9. Commitment Disclosures 10. Choice of Insurer Disclosure 11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11339870	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,489.15	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	Not Applicable	3.125%	xx	01-xx-2011	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. The latest assignment is with xx. However, the last assignment should be with xx.
No active judgments or liens have been found against the borrower/subject property.
The annual installment of school jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for x months and the last payment was received on xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is curtailment of income.
The step modification agreement was signed between the borrower xx and the lender xx Corp. dated on x/xx/xxxx.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. The chapter -xx plan was confirmed on xx. The debtor was supposed to pay the trustee the amount of $xxx.xx for xx months under chapter xx plan. The Proof of Claim filed on xx/xx/xxxx under claim#x-x. The total amount of claim is $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx. The motion for relief from stay has been filed on xx/xx/xxxx and motion granted on xx. The case is active and last filing date is xx.	This Step modification agreement was signed between thexx. dated on xx.
The Unpaid Principal Balance is xx with interest rate x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from x/x/xxxx. The maturity is xx/x/xxxx. Previously, the loan has been modified in the year xxxx.	Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: As per note, the borrower's last name is xx. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per loan modification agreement, the loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: GE Mtg Ins Co   Tape Value: Genworth   Variance:    Variance %:    Comment: As per MI cert, the MI company name is GE Mtg Ins Co.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 8/xx/2011   Tape Value: 7/xx/2016   Variance: -1796 (Days)   Variance %:    Comment: As per modification agreement, the mod step 1 date is 08/xx/2016. However, the tape data reflects on 07/xx/2016.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.125%   Tape Value: 4.125%   Variance: -1.000%   Variance %: -1.00000%   Comment: 3.125%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 8/xx/2016   Tape Value: 7/xx/2017   Variance: -334 (Days)   Variance %:    Comment: As per modification agreement, the mod step 1 date is 08/xx/2017. However, the tape data reflects on 07/xx/2017.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.125%   Tape Value: 4.500%   Variance: -0.375%   Variance %: -0.37500%   Comment: 4.125%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   history string is 4444443210444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 333443333321111001111111   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444440123444444.   Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* Application date after note date (Lvl 2) "As per note, the loan origination date is xx. However, the final application located at “xx” was signed on xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York. The following disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Co-Signer Notice Requirements
7. Default Warning Notice
8. Commitment Disclosure
9. Lock-in Disclosure
10. Expiration of Lock-in or Commitment Period"
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per note, the loan origination date is xx. However, the final HUD-1 located at “xx” states the settlement date is xx.		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11440673	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,365.85	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	62.352%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2009	xx	xx	2.000%	xx	01-xx-2009	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignment of mortgage is with xx.

There is a IRS lien against xx.

The county annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collection. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx. The loan was modified on xx/xx/xxxx. The collection comment dated xx/xx/xxxx states the reason for default is curtailment of income. No evidences have been found regarding the borrower’s income impacted by covid-xx pandemic. The BPO report ( xx) states the subject property is owner-occupied and it is in axxge condition with no repairs noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, there is unsecured portion of xx. The debtor was discharged on xx and the case was terminated on xx.	According to the modification agreement, the loan was modified on xx/xx/xxxx, between the borrower xx. The new modified principal balance is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. The maturity date is xx/xx/xxxx. The modification agreement has four steps interest rate starting from x.xxx% to x.xxx%.	Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 506 |-xx-xx-146 |-xx-| -28.85375% Comment: As per note, the original maturity term is 360 months. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Comment: As per payment history, the deferred principal balance is $74,004.76.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per note, the loan amortization type is Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: As per final loan application, the loan documentation type is Full Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 506   Variance: -146   Variance %: -28.85375%   Comment: As per note, the original maturity term is 360 months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 94.860%   Variance: 5.140%   Variance %: 5.14000%   Comment: As per appraisal report, original standard LTV is 100.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 112211110000000010000000   Tape Value: 111111113232222222222222   Variance:    Variance %:    Comment: As per payment history, the payment history string is 111111111323222222222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000010000000011112211   Tape Value: 222222222222232311111111   Variance:    Variance %:    Comment: As per payment history, the payment history string reversed is 222222222222232311111111.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   xx Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per 1003 application report, the total monthly income is xx and the total monthly expenses are xx. Hence, DTI is greater than xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11442286	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,911.38	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.400%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	707	797	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	2.000%	xx	01-xx-2013	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx. However, it should be with xx
There are junior mortgage in the favor of xx. in the amount of xx which was recorded on xx.
No active judgments or liens have been found.
1st, 2nd and 3rd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.

4th installment taxes for the year of xxxx have been due in the amount of $xxxx.xx.
3rd installment Utility charges for the year of xxxx have been paid in the amount of $xx.xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx. The UPB is $xxx,xxx.xx.
The current P&I is $xxx.xx and PITI is $x,xxx.xx.
Collections Comments:The loan is currently in bankruptcy and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx. As per the collection comments, the foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. The complaint was filed on x/xx/xxxx. The service was completed on x/xx/xxxx. The judgment was entered on x/xx/xxxx. No details have been found. As per the comment dated x/xx/xxxx, the sale was scheduled for xx. The sale postponement was requested and it was postponed to xx. The bid was calculated ad approved. The borrower xx had filed bankruptcy under chapter xx with the case#xx and FC was placed on hold. The plan was confirmed on xx. As per the comment dated xx/xx/xxxx, the RFD is curtailment on income. The loan was modified. No repairs and damages have been found. As per the comment dated x/xx/xxxx, the property is owner occupied. The RFD is curtailment on income. Unable to determine whether it is due to Covid-xx.
Foreclosure Comments:
As per the collection comments, the foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx. The service was completed on xx. The judgment was entered on xx No details have been found. As per the comment dated xx, the sale was scheduled for xx. The sale postponement was requested and it was postponed to xx. The bid was calculated ad approved. The borrower xx had filed bankruptcy under chapter xx with the case#xx on xx and FC was placed on hold.

Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case#xx on xx. The POC was filed on xx with its POC amount of $xx and its arrearage amount of $xx,xxx.xx. The voluntary petition scheduled D filed on xx/xx/xxxx reflects the amount of claim as $xxxxxx.xx and value of collateral as xx. Hence, the unsecured portion is $xxxx.xx.The plan was confirmed on xx	This step loan modification agreement was signed between the borrower xx and the lender xx on xx/x/xxxx. The UPB is $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx/x/xxxx. The maturity is x/x/xxxx. There is a deferred balance in the amount of $xx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The lender has forgiven principal in the amount of $xx,xxx.xx. However, the forgiven amount exceeds x% of the modified principal."	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: As per the collection comments, the foreclosure was initiated and the file was referred to an attorney on 9/xx/2019. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $75800.00   Variance: $-75800.00   Variance %: -100.00000%   Comment: There is a deferred balance in the amount of $75,800.00   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 10/xx/2018   Tape Value: 9/xx/2018   Variance: 30 (Days)   Variance %:    Comment: As per the mod, the step 2 date is 10/xx/2018.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 10/xx/2019   Tape Value: 9/xx/2019   Variance: 30 (Days)   Variance %:    Comment: As per the mod, the step 3 date is 10/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 10/xx/2020   Tape Value: 9/xx/2020   Variance: 30 (Days)   Variance %:    Comment: As per the mod, the step 4 date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 444444444432104444444444   Tape Value: 222234567899999999999999   Variance:    Variance %:    Comment: As per the Payment history, the string is 444444444401234444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444401234444444444 Tape Value: 999999999999998765422222 Variance: Variance %: Comment: As per the Payment history, the string reversed is 444444444401234444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.
Loan Data: $745.00 Comparison Data: $0.00, and Variance: +$745.00."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file. The values are updated as per the tape."
* Missing Required State Disclosures (Lvl 2)     "The property is located in NJ state. The following state disclosures are missing from the loan file,

1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11552444	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$6,283.68	12/xx/2023	Not Applicable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.390%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	595	Not Applicable	38.116%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2007 12:00:00 AM	xx	Not Applicable	6.740%	xx	01-xx-2007	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx”.
There is notice of reassignment lien (junior lien (expired SOL)) against the subject property in the favor of xx. However, the amount is not mentioned in the available supporting document.
There is one child support lien against the borrower xx. However, the amount is not mentioned in the available supporting document.
There is one junior credit card judgment against the borrower xx.
First and second installments county taxes for the year of xxxx have been paid.
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the foreclosure. According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx. The loan was modified on xx. The borrower has promised to pay in the amount of $xxxx.xx and the interest rate of x.xxx% beginning from xx/xx/xxxx till new maturity date of xx. The borrower xx. The foreclosure was initiated in xx. No further details have been found regarding covid-xx. As per the comment dated xx/xx/xxxx, the reason for default is illness of borrower. Also, the same comment date shows the borrower is out of country and quarantined for xx weeks. No further details have been found regarding covid-xx. The subject property is owner occupied. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated in xx and the file was referred to an attorney on xx. No further details have been found regarding covid-xx.
Bankruptcy Comments:The borrower Maha Hinno had filed bankruptcy xx. The debtor was dismissed onxx and the case was terminated on xx.	The loan was modified onxx. The borrower has promised to pay in the amount of $xxxx.xx and the interest rate of x.xxx% beginning from xx/x/xxxx till new maturity date of xx.	Affiliated Business Disclosure Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 359 |-xx-| 1 |-xx-| 0.27855% Comment: Amortization term is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC is Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Comment: LTV is 41.455%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000044   Tape Value: 212321043210076543243232   Variance:    Variance %:    Comment: PAyment history string is 10122301234MMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 440000000000000000000000 Tape Value: 232342345070012340123212 Variance: Variance %: Comment: PAyment history string is 10122301234MMMMMMMMMMMMMM. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal at the origination is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to be confirmed in the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is 01/xx/2006 and the note date is 01/xx/2006. However, the ROR transaction date not consistent with note and HUD."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11553408	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,038.26	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2018	xx	Not Applicable	7.548%	xx	12/xx/2018	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx. No active judgments or liens have been found pending. Property Tax Status; x) 1st installment combined taxes for the year of xxxx are due for the amount of x,xxx.xx on xx/xx/xxxx. x) 2nd installment combined taxes for the year of xxxx are due for the amount of x,xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxx shows that the borrower is making regular payments. The loan payment is currently x month in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is making regular payments. The loan payment is currently x month in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx. The modification agreement was made between the borrower xx on the effective date of xx The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx with the interest rate of x.xxx% and P&I of $xxx.xx till the maturity date of xx The modification agreement also shows that the lender has forgiven the amount of xx The foreclosure was not initiated in the loan. The borrower had not filed bankruptcy yet. According to the available BPO report dated xx located at (xx). Collection comments does not show any comment regarding damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower x & lender xx on the effective date of xx/xx/xxxx. The borrower promises to pay the new unpaid principal balance of $xxx,xxx.xx starting from the first payment date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $xxx.xx till the maturity date of xx/xx/xxxx. The modification agreement also shows that the lender has forgiven the amount of $x,xxx.xx.	Credit Application	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 439   Variance: -79   Variance %: -17.99544%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.00000%   Tape Value: 10.99920%   Variance: 0.00080%   Variance %: 0.00080%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000044   Tape Value: 000000000000000000111108   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 440000000000000000000000   Tape Value: 801111000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																																				xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan file." * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "***Duplicate*** This loan did not pass the prohibited fees test. (9 VSA §42) The Vermont statutes provide that only those fees expressly permitted may be charged." * ComplianceEase State Regulations Test Failed (Lvl 2) "This loan did not pass the prohibited fees test. (9 VSA §42) The Vermont statutes provide that only those fees expressly permitted may be charged." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11565086	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$444.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.100%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	9.090%	xx	01-xx-2018	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage is with the xx
No active judgments or liens have been found.
Annual combined taxes of the year xxxx are due on xx/xx/xxxx in the amount of $xxx.xx..	The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx with the new modified unpaid principal balance $xx,xxx.xx. The interest bearing amount was $xx,xxx.xx with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on x/x/xxxx. The step rate was in x steps ending at rate xx.xx% and P&I will be $xxx.xx applicable from x/x/xxxx to maturity date xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000110000000010432   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 234010000000011000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 10741 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "CE risk indicator is Significant due to
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification. PLEASE NOTE: This result is not a determination that the lender analyzed the obligor's ability to repay a rate spread home loan based on the obligor's credit history, current and expected income, current obligations, employment status, and other financial resources other than the obligor's equity in the real property that secures repayment of the loan. See Legislative Summary Alert (below) for full repayment ability requirements.

This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan. PLEASE NOTE: This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums. See Legislative Summary Alert (below) for full repayment ability requirements.

This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification. PLEASE NOTE: This result is not a determination that the lender analyzed the obligor's ability to repay a rate spread home loan based on the obligor's credit history, current and expected income, current obligations, employment status, and other financial resources other than the obligor's equity in the real property that secures repayment of the loan. See Legislative Summary Alert (below) for full repayment ability requirements.

This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan. PLEASE NOTE: This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums. See Legislative Summary Alert (below) for full repayment ability requirements.

This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* Property is Manufactured Housing (Lvl 4)     "The home is not affixed.
According to appraisal (xx) report dated 7/xx/2008, the subject property is manufactured house. Neither VIN# number is listed in the mortgage legal nor short form title policy at origination shows Alta7 endorsement attached with it. No affixation document has been found in the loan file. Tax report from updated title shows separate assessment for land and improvement. Unable to determine whether the home is affixed to the permanent foundation or not."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan fie."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11567984	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,732.54	12/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,840.25	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	60	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	28.959%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02-xx-2014	xx	xx	3.730%	xx	01-xx-2014	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx with the lender xx
The chain of assignment has not been completed. The last assignment is with xx Trust which was recorded on xx However, it should be with xx
There are multiple civil judgments in the total amount of xx which were recorded on different dates against different plaintiffs.
The annual county taxes of xxxx are due in the total amount of xx
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the loan is in the foreclosure and the next due date for the payment is x/xx/xxxx. The foreclosure was initiated. The file was referred to attorney on xx According to the updated title report located at 'xx', the complaint was filed on xx No further details have been found. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx. The loan modification agreement was made between the borrower xx and the lender xx on xx The loan has been modified once since origination. No damage and repairs have been found. No information pertaining to bankruptcy has been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to attorney on xx. According to the updated title report located at 'xx', the complaint was filed on xx. No further details have been found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx and the lender xx on x/x/xxxx. The modified UPB is $xxx,xxx.xx with an interest rate of x.xxx% and a P&I of $x,xxx.xx. The first payment started from x/x/xxxx with the maturity date of x/x/xxxx. There is no provision for the balloon payment and it does not have modification steps. The deferred balance is in the amount of $xx,xxx.xx. The rate of interest x.xxx% will be applicable till reduction period of x/x/xxxx. After that, the loan and interest rate will revert to terms of original Note. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Report Document Showing a Index Numerical Value Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $3108.66 |-xx-| $-3108.66 |-xx-| -100.00000% Comment: Deferred principal per payment history is $0.00. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2014   Tape Value: 4/xx/2014   Variance: 1 (Days)   Variance %:    Comment: 4/xx/2014.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is yes.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: Property city is xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx Tape Value: xx Variance: 304 (Days) Variance %: Comment: S&C filing date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx The following state disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The operative index value is unable to be determined."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11706425	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,061.74	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	28.569%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	5.875%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed.
There is junior mortgage which was originated on xx.
There is a Sewer lien in favor of xx.
No prior year delinquent taxes have been found.
As per the review of payment history as of x/xx/xxxx, the borrower is current with a loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with a loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The loan was modified on xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower promises to pay as per modified plan and the xst step is $xxx.xx monthly with a modified interest rate x.xxx% beginning from xx/xx/xxxx, with a maturity date xx/xx/xxxx.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available in collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-xx impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/x/xxxx between the borrower xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower promises to pay as per modified plan and the xst step is $xxx.xx monthly with a modified interest rate x.xxx% beginning from xx/x/xxxx, with a maturity date xx/x/xxxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 658 |-xx-xx-298 |-xx-| -45.28875% Comment: As per Note note, the loan amortization term months is 360. However, tape reflects 658. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per Note note, the loan amortization type is step. However, tape reflects Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 658   Variance: -298   Variance %: -45.28875%   Comment: As per modification agreement, the loan amortization type is Step. However, the tape data reflects fixed type.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000010211122222222222   Variance:    Variance %:    Comment: As per Payment history string reversed 000000000.1MMM111222222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 222222222121112010000000   Variance:    Variance %:    Comment: As per Payment history string reversed 222222221111MMM000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 28.688%   Tape Value: 3081.700%   Variance: -3053.012%   Variance %: -3053.01200%   Comment: As per 1003 application report, post-close DTI is 28.688%.However, the tape data reflects on 3,081.700%   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $207000.00 Variance: Variance %: Comment: Case is refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Washington. The following required State Disclosure is missing in the loan file: 1. Construction Lien Disclosure 2. Mortgage Loan Servicing Disclosure 3. Choice of Insurance Notice 4. purchase Money Residential Mortgage Loan Closing Valuation Disclosure 5. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date as per HUD-1 is xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11822175	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,827.49	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	578	Not Applicable	42.693%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	2.875%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
x) There is an active civil judgment against the borrower in the favor of xx
x) There is a junior mortgage in the favor of xx
x) There are four state tax liens which was recorded in different dates in the favor of xx.
The county annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx.
The borrower had filed bankruptcy under chapter xx. The proof of claim was filed on x/xx/xxxx with the claim amount of $xxx,xxx.xx and the amount of arrearage is $x.xx. However, dead line to file POC is x/xx/xxxx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
No damage and repairs have been found.

Update:
According to the collection comments, the loan is currently bankruptcy. The tape shows the current balance is $xxx,xxx.xx
, and the next due date is xx/xx/xxxx.
No evidence of foreclosure has been found.
No evidence of damage or repair has been found.
As per the collection comments, the post-petition payment due date is xx/xx/xxxx. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx. The proof of claim was filed on x/xx/xxxx with the claim amount of $xxx,xxx.xx and the amount of arrearage is $x.xx. However, dead line to file POC is x/xx/xxxx.

Update:
As per the collection comments, the loan is in bankruptcy. The post-petition payment due date is xx/xx/xxxx. Further details not provided.	The loan modification agreement was made on x/x/xxxx between the borrower x and lender x. The borrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% beginning from x/x/xxxx till the maturity date of x/x/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Post Petition Due Date Loan Value: Not Applicable Tape Value: 10/xx/2020 |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000100000000000   Tape Value: 000099999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000001000000000000   Tape Value: 999999900000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value: 9/xx/2017   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina state. The following state disclosures are missing from the loan file.

Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11847027	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$551.77	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.110%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	79.047%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/xx/2018	xx	Not Applicable	9.354%	xx	01/xx/2018	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx, which was recorded on xx. The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx. There is an active senior water/sewer lien open against the subject property in the favor of xx in the amount of $xx which was recorded on xx. There is an active Real-Estate tax lien against the subject property in the favor of xx for the Town of xx for the amount of $xx which was recorded on xx. Annual combined taxes for the year xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx. No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xxwhich includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xxwhich includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
 No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made on xx/xx/xxxx, between the borrower “xx” and the lender “xx”. The new principal balance is xx with an interest rate of x.xxx% which steps up in x steps ending at xx.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx and the maturity is dated xx.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xx Comment: The borrower name per note is xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interst calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC stated.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2018   Tape Value: 1/xx/2023   Variance: -1826 (Days)   Variance %:    Comment: As per the mod, the mod step 1 date is 1/xx/2018.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 9.354%   Tape Value: 10.110%   Variance: -0.756%   Variance %: -0.75600%   Comment: As per the mod, the mod step 1 rate 9.354%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Variance: -5 (Days)   Variance %:    Comment: As per the note, the original note doc date is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: As per the mod, the mod stated maturity date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per the final 1003, the total monthly income of the borrower is $4,256.00 and total monthly expenses are $3,364.22. Hence, the DTI is 79.047%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12023606	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,985.23	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.000%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.533%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Yes	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	xx	7.000%	xx	01-xx-2018	Change of Terms	According to the updated title report dated xx/xx/xxxx, the subject mortgage was xx.

The chain of assignment has been completed. Currently, the assignee is xx.

x. There is IRS lien against the subject borrower in the amount of xx.

x. There is DOJ lien against the subject property in the amount of xx.

The combined taxes for xxxx are paid off in the amount of $x,xxx.xx.
The combined taxes for xxxx are paid off the amount of $x,xxx.xx.
No, any prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	Collections Comments:Comments:
Servicing Comments.xlsx

As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
The latest inspection report (located- xx) dated x/xx/xxxx shows that subject property is occupied by unknown and no estimated repairs have been found.
No evidences have been found regarding foreclosure process.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
The joint debtors, xx had filed the bankruptcy under chapter-x with the xx. The bankruptcy was discharged on xx and terminated on xx. The document does not reflect any payment towards subject creditor.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The joint debtors, xx had filed the bankruptcy under chapter-x with the xx. The bankruptcy was discharged on xx and terminated on xx. The document does not reflect any payment towards subject creditor.	The loan was modified on x/x/xxxx with new principal balance of xx. Servicer agrees to forgive the amount of xx. The borrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xx% beginning from x/x/xxxx to the new maturity date of xx/xx/xxxx.

Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No active REO   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 4/xx/2058 Tape Value: 6/xx/2038 Variance: 7244 (Days) Variance %: Comment: Maturity date extended due to modification Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "The loan type is FHA, The required MI Cert is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IL State and required disclosures are missing from the loan file.

1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12051217	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$487.00	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.150%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.988%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	5.000%	xx	01-xx-2020	Financial Hardship	Review of updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is with “xx”.
No active judgments/liens have been found against the borrower/subject property.
Annual county taxes for the year xxxx have been paid in the total amount of $xxx.xx.
No prior delinquent taxes have been found.
According to a review of the payment history as of x/xx/xxxx, the borrower has been current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to a review of the payment history as of x/xx/xxxx, the borrower has been current with the loan and the next due date for the regular payment is xx/xx/xxxx.  The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER report, the borrower xx had filed bankruptcy on xx under chapter xx and plan was confirmed on xx. The POC was filed on x/xx/xxxx with the amount of secured claim of xx. The schedule D of a voluntary petition dated x/xx/xxxx shows the amount of claim is xx. The debtor was dismissed on xx.	The loan modification agreement was made on x/x/xxxx between the borrower “xx”. The New Principal Balance is in the amount of $xxx,xxx.xx. The borrower promises to pay monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from x/x/xxxx till the maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Mod Step 1 Date Loan Value: Not Applicable Tape Value: 7/xx/2015 |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 3.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 7/xx/2018   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 8.150%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: 5/xx/2020   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 5.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 6/xx/2050   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 99999999999999999999993C   Variance:    Variance %:    Comment: Payment history string is 0MMMMMMMMMMMMMMMMM444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: C39999999999999999999999   Variance:    Variance %:    Comment: Payment history string is 0MMMMMMMMMMMMMMMMM444444.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Significant" (Lvl 2) "CE Risk Indicator is Significant as the loan is failing TN HLPA High Cost Home Loan Points and Fees Threshold Test and TN HLPA High Cost Home Loan Financing Points and Fees Test.
This loan failed TN HLPA High Cost Home Loan Prepayment Term Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xx Rules and Regulations, brokerage fee is synonymous with finder fee.
Loan Data: $5,536.13 Comparison Data: $2,331.00 Variance: +$3,205.13."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "CE Risk Indicator is Significant as the loan is failing TN HLPA High Cost Home Loan Points and Fees Threshold Test.
Total fees charged are $5,846.13 and allowed is $5,526.09 however it is overcharged by +$320.04.
Also, this loan is failing TN HLPA High Cost Home Loan Financing Points and Fees Test.
Total fees charged are $5,846.13 and allowed is $3,315.65 however it is overcharged by +$2,530.48.
Affirmative claims can be made within 3 years of the closing and that the Note date is 03/xx/2008. SOL has been expired.
Fees Included-
Loan Origination Fee $3,496.50
Loan Discount Fee $2,039.63
Settlement / Closing / Escrow Fee $250.00
Title Courier Fee $60.00
This loan failed TN HLPA High Cost Home Loan Prepayment Term Test.
The high-cost home loan does not provide for prepayment penalties after the first 24 months following the loan closing."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: FAIL Loan Data: 0.000% Comparison Data: 8.705% Variance: -8.705%
The annual percentage rate (APR) is 8.705%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan files.

1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12053486	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$957.68	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	5.000%	xx	01-xx-2017	Financial Hardship	According to updated title report dated x/xx/xxxx,the subject mortgage originated on xx with lender xx for the amount of xx has been active on the title.
No assignment has been found.
There is an IRS lien active against borrower, xx for the amount of xx the favor of xx which was recorded om xx
There are two civil judgments entered against borrower,xx each in the amount of xx in the favor of xx recorded on xx and xx respectively.

RE tax Status:
Property taxes are paid through xxxx. The xxxx taxes are due on xx in the amount of xx

Update:
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is IRS lien active against the borrower in favor of xx in the amount of xx which was recorded on xx
There are three judgments active against the borrower in favor of different plaintiff’s in the amount of xx All were recorded on different dates.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
Review of updated payment history as of x/xx/xxxx, the loan is currently in delinquency for x month and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB per tape data is in the amount of $xx,xxx.xx

Update:
According to the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date for the payment is xx/xx/xxxx. The date of the last payment received is not available. The P&I is $xxx.xx, the interest rate is x.xx%. The UPB is $xx,xxx.xx.	Collections Comments:Loan is in collections.
Review of updated payment history as of x/xx/xxxx, the loan is currently in delinquency for x month and the next due for regular payment is x/xx/xxxx.
According to servicing comment dated x/xx/xxxx, the borrower's income has been impacted due to COVID-xx which caused reduced hours in work. Comment dated x/xx/xxxx indicates covid plan for x months from x/xx/xxxx.
No evidence of foreclosure was found.
No evidence of damage or repair was found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor had filed Bankruptcy under chapter-xx on xx with the Case# xx nd the plan was confirmed on xx The POC was filed on xx with the secured claim of xx with an arrearage of xx Bankruptcy was dismissed on xx and the case was terminated on xx	The loan was modified on x/x/xxxx with new principal balance of $xx,xxx.xx. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from x/x/xxxx to the new maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Report Mortgage Insurance Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy is yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -3 (Days)   Variance %:    Comment: Doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is not applicable   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.87500%   Tape Value: 5.00000%   Variance: 1.87500%   Variance %: 1.87500%   Comment: Original stated rate is 6.875%   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property addrress street is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance is lower rate or term Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is FHA loan. However, MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan"
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12122738	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,870.64	12/xx/2023	xx	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.540%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage xx.
Banking association in the amount of xx.
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx.
There is a subordinated junior mortgage active in the favor of xx.
County 1st half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
County 2nd half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
County 3rd half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
County 4th half taxes for the year of xxxx was due on xx/xx/xxxx in the amount of $xxx.xx.
County 1st half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
County 2nd half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.

Update:
According to the updated title report dated xx/xx/xxxx, the subject mortgage was xx.
No active judgments or liens have been found.
1st and 2nd half town taxes for xxxx are due in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.

Update:
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated x/xx/xxxx, the reason for default is Excessive obligations.
According to servicing comment and updated tile report dated xx the foreclosure was initiated with the xx.. As per document located at xx. The notice of lis pendens was filed on xx. However, the foreclosure was put on hold as the borrower filed for bankruptcy. As per comment dated xx/xx/xxxx, the foreclosure was re-initiated. The foreclosure sale date was scheduled on xx. However, the foreclosure was put on hold due to Covid-xx. The foreclosure sale has been postponed from xx to date xx. No further comments regarding foreclosure has been found.
According to the PACER report, the borrower xx had filed for bankruptcy under Chapter-xx with xx. The loan is in active bankruptcy.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:According to servicing comment and updated tile report dated xx the foreclosure was initiated with the xx. As per document located at xx. The notice of lis pendens was filed on xx. However, the foreclosure was put on hold as the borrower filed for bankruptcy. As per comment dated xx, the foreclosure was re-initiated. The foreclosure sale date was scheduled on xx. However, the foreclosure was put on hold due to Covid-xx. The foreclosure sale has been postponed from xx to date xx. No further comments regarding foreclosure has been found.
Bankruptcy Comments:According to the xx report, the borrower xx had filed for bankruptcy under Chapter-xx with xx and the plan was confirmed on xx. The POC was filed by the creditor xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx for the period of xx months under Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $xx,xxx.xx. No comment has been found indicating a cram-down.  The loan is in active bankruptcy.

Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |-xx-| |-xx-| Comment: Loan Status is is in BK Delinquent. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC comments found.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $99720.50   Tape Value: $99720.00   Variance: $0.50   Variance %: 0.00050%   Comment: Original Balance for Lien amount is $99,720.50.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 6/xx/2016   Tape Value: 1/xx/2016   Variance: 143 (Days)   Variance %:    Comment: S&C date is 05/xx/2016.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $498.66 Variance: $-498.66 Variance %: -100.00000% Comment: Suspence Balance per PH History is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to:

This loan failed state regulations fees test due to :
Prohibited Fees Test: Result FAIL Loan Data $61.50 Comparison Data $0.00 Variance +$61.50"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: Result FAIL Loan Data $61.50 Comparison Data $0.00 Variance +$61.50
This loan failed the prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.

1) Delivery Fee Authorization
2) NJ Attorney Disclosure
3) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
4) Commitment Disclosures
5) Choice of Insurer Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12141204	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,472.84	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	653	Not Applicable	44.086%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx in the amount of xx in favor of xx which was recorded on xx under xx
No chain of assignment has been found as the mortgage is with the current assignee xx

There is one junior mortgage which was recorded on xx under xx in the amount of xx in favor of xx

No active judgments or lien have been found against the borrower or subject property
The annual county taxes of xxxx have been paid in the amount of xx
No prior year delinquent taxes have been found.

Update:
As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of xx, which was recorded on xx
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx which originated on xx and was recorded on xx
Annual county taxes for xxxx have been paid in the total amount of xx
No prior year delinquent taxes have been found.

As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payment regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx and available pay history reflects the current UPB in the amount of $xxx,xxx.xx.

Update:

According to the tape data of payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is x/xx/xxxx. The last payment date is not available. The current interest rate of x.xxx% and P & I is $xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.
Collections Comments:The loan is performing and borrower has been making his monthly payment regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx and available pay history reflects the current UPB in the amount of $xxx,xxx.xx.
The loan has not been modified since origination.
As per PACER report no bankruptcy filing has been found since from loan origination.
No evidence of foreclosure has been found.
At the time of origination borrower is working as “xx.
The property is occupied by owner and no visible damages were reported

Update:
PH
According to the tape data of payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is x/xx/xxxx. The last payment date is not available. The current interest rate of x.xxx% and P & I is $xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: "Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $00.00. Loan Amount: xx CLTV = xx " Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: "Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx "   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 1001   Variance:    Variance %:    Comment: as per review of pay history string is 00000mmmmmmmmm0   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 1001 Variance: Variance %: Comment: as per review of pay history string reversed is 0mmmmmmmmm00000. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA Finance Charge Test is fail. Loan data is $154,296.23 and comparison data is $155,437.26. Hence, the variance is -$1,141.03.

TILA APR Test is fail. Loan data is 6.899% and comparison data is 7.046%. Hence, the variance is -0.147%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed the Charges That Cannot Increase Test due to fees increased in Loan Origination Fee By $0.28. In Revised LE dated 4/xx/2019 reflects Loan Origination Fee as $1205.00 and in Revised CD Dated xx reflects Loan Origination Fee as $1205.28. However, COC is missing for Tolerance.  And  Loan failed the Charges That Cannot Increase Test due to fees increased in Mortgage Insurance Application Fee By $0.24. In Revised LE dated xx reflects Mortgage Insurance Application Fee as $2,109.00 and in Revised CD Dated xx reflects Loan Mortgage Insurance Application Fee as $2,109.24. However, COC is missing for Tolerance."
* Higher-Priced Mortgage Loan test Fail (Lvl 3)     "Higher-Priced Mortgage Loan Test is fail. Loan data is 7.046% and comparison data is 5.600%. Hence, the variance is +1.446%. This loan is escrowed."
* MI, FHA or MIC missing and required (Lvl 3) "This is FHA loan and required Mortgage Insurance certificate is missing from loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate as loan is failing for Charges That Cannot Increase Test."
* Loan does not conform to program guidelines (Lvl 2)     "As per Seller tape, AUS was run incorrectly regarding paying off debt. As per Document located at xx, this loan determined to be unsellable as it appears that there was a change in the file at resubmission that required a debt to be paid off. This loan also had a principal reduction so the principal reduction increased the sales price on the UAS, making the LTV 95.54 and CLTV 101.48 however, the correct LTV/CLTV should be 96.50/102.50. The AUS was run and approved incorrectly. SOL expired. Downgraded to LVL 2."
* LTV or CLTV exceeds 104% (Lvl 2)     "The loan amount is xx and there is a second mortgage in the amount of xx The sales price is xx due to which the CLTV is 104.193%."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.086%, the Borrower income was $2686.67 and total expenses are in the amount of $1184.44 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 44.09%. SOL expired. Downgraded to LVL 2."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12171188	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,910.94	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.670%	360	480	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	528	Not Applicable	46.181%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the sxx
The chain of assignment has not been completed. Assignment from xx
There is an active Code enforcement lien in favor of xx
No prior year delinquent taxes have been found.
As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of xx.xx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in collections. As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of xx.xx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner.
No foreclosure details have been found.
As per the collection comment dated x/xx/xxxx, the borrower had problems with roof and roof had to get repaired. No details regarding date of loss/ damage amount have been found. No details regarding repairs or insurance claim have been found.
As per comment dated x/xx/xxxx, the borrower lost hours at work due to pandemic. The servicer offered forbearance plan. The x-month forbearance plan was approved with last date x/xx/xxxx. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $0.80 Variance: $-0.80 Variance %: -100.00000% Comment: 0 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx is not considered accurate for purposes of rescission because it is understated by more than x
TILA Foreclosure Rescission Finance Charge Test: Loan data $155,857.07 Comparison data xx Variance -xx
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12226954	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,246.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.711%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/xx/2020	xx	Not Applicable	5.000%	xx	03/xx/2020	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx, which was recorded on xx
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx
No active lien and judgment against the borrower and the subject property has been found.
Annual county taxes for the year xxxx have been paid for the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx.  The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx.  The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xxx,xxx.xx.
Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest available months of servicing comments. As per the BPO report dated xx located at ” xx”, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrower “xx” had filed for bankruptcy under Chapter-xx with case# xx on xx. The Schedule-D in Voluntary petition shows xx as an unsecured portion out of the claim amount of xx No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx. The debtor was discharged on xx	The step modification agreement was made on xx between the borrower “xx” and lender “xx”. The new principal balance is $xxx,xxx.xx with an interest rate of x.xx% which steps up in x steps ending at x.xxx%. The servicer agrees to forgive the $x,xxx.xx. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx and the maturity is dated xx.	Affiliated Business Disclosure Credit Application	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bk was filed by the debtor and it was discharged. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per mod, the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: As per the mod, the step 1 date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 5.000%   Tape Value: 6.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 3 rate is 7.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: As per the mod, the step 1 date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 6.000%   Tape Value: 7.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 3 rate is 7.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx  Tape Value: xx   Variance: xx   Variance %:    Comment: As per the mod, the step 3 date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 7.000%   Tape Value: 8.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 3 rate is 7.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx   Tape Value: xx  Variance: xx   Variance %:    Comment: As per the mod, the step 4 date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 8.000%   Tape Value: 9.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 4 rate is 8.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: As per the mod, the step 5 date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 9.000%   Tape Value: 9.711%   Variance: -0.711%   Variance %: -0.71100%   Comment: As per the mod, the step 3 rate is 7.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000054321002100111011   Variance:    Variance %:    Comment: The payment history string is 000000MMMMMMM123011122..   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 110111001000123450000000   Variance:    Variance %:    Comment: The payment history string reversed is 2121110321MMMMMM00000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: As per the mod, the new maturity date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12323965	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,091.61	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	45.139%	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
The county and town annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is in collection. The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
As per servicing comments, unable to determine the reason for default.
No damage and repairs have been found.

Update:-
As per the comment dated x/xx/xxxx, there was active modification. Further details were not provided.
xx. According to the comment dated x/xx/xxxx, the POC was filed on xx/xx/xxxx and as per the comment dated xx/xx/xxxx, the post petition due date was xx/xx/xxxx. Comment dated x/xx/xxxx shows that plan was confirmed.
As per the tape data, the current status of the loan is bankruptcy current.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Update:-

As per the comment dated xx/xx/xxxx, the borrower had filed for the bankruptcy under chapter xx on xx with xx. According to the comment dated x/xx/xxxx, the POC was filed on xx/xx/xxxx and as per the comment dated xx/xx/xxxx, the post petition due date was xx/xx/xxxx. Comment dated x/xx/xxxx shows that plan was confirmed.	Not Applicable	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: 4/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 45.139%   Tape Value: 45.000%   Variance: 0.139%   Variance %: 0.13900%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 21.269%   Tape Value: 21.000%   Variance: 0.269%   Variance %: 0.26900%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 12/xx/2017. Revised CD dated 12/xx/2017 reflects Lender Credit at $1179.20, however, Final CD dated 12/xx/2017 Lender Credit Decrease . This is decrease of $1179.20 for fee which has 0% tolerance test. Valid COC Valid COC is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $220,502.67 Calculated Finance Charge $221,862.49 for an under disclosed amount of $1359.82  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated 12/xx/2017. Revised LE dated 11/xx/2017 does not reflect Transfer Taxes. Initial CD dated 12/xx/2017 Transfer Taxes at $8755.96 Valid COC is missing in the loan file."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller agreed to indemnify the loan in lieu of a repurchase due to discrepancy in income calculation. Subsequently, borrower entered into forbearance agreement and borrower has not made a payment since April. This resulted in a repurchase request."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.139%, the Borrower income was $7,486.25 and total expenses are in the amount of $1592.25 and the loan was under written by AUS/DU (Locator# Burns 1707009506-2 Page#13) and its recommendation is “Approve/Eligible” with a DTI of 45.139%"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12405995	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,988.82	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.090%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2016	xx	xx	5.000%	xx	10/xx/2016	Financial Hardship	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx
Chain of assignment is complete as the current assignee is xx
There are two senior civil judgments in the total amount of $xx which were recorded on different dates.
There is a junior civil judgment in the amount of $xx which was recorded on xx/xx/xxxx.
Annual tax is $x,xxx.xx.
xx	Payment history as of xx/xx/xxxx shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.

Update
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx/x/xxxx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with fixed interest rate of x.xxx % and P&I of $xxx.xx. First payment was started from xx/x/xxxx and the maturity date is x/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: 10/xx/2016   Tape Value: 10/xx/2016   Variance: 1 (Days)   Variance %:    Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000003332211110101   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 101011112333300000000000   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
xx
xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for VT HRL Lending Policies High Rate Loan Test and for Vermont Mortgage Lender License Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for VT HRL Lending Policies High Rate Loan Test and for Vermont Mortgage Lender License Prohibited Fees Test.
Loan data 11.090% comparison data 9.000% hence the variance is +2.090%."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12546590	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,191.31	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.940%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	9/xx/2018 12:00:00 AM	xx	Not Applicable	7.815%	xx	10/xx/2018 12:00:00 AM	Financial Hardship	Updated title report dated xx
The chain of assignment has been completed.
 No active liens and judgments have been found.
Current ownership of the subject property is vesting in the name of xx

Update:
According to the UT report dated xx the subject mortgage was originated on xx
No active judgments or liens have been found.
The tax status is to follow.	According to the payment history as of x/xx/xxxx, the borrower is delinquent for x months with the loan. The last payment was received on x/xx/xxxx which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Update:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. Unable to determine the last payment received date. The current P&I is $xxx.xx and the interest rate is x.xxx%. The current UPB per tape is $xx,xxx.xx, and the deferred balance is $xx,xxx.xx.	Collections Comments:The loan is in collection. According to the payment history as of x/xx/xxxx, the borrower is delinquent for x months with the loan. The last payment was received on x/xx/xxxx which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The loan modification agreement was made on xx According to the modified terms, the new modified principal balance is xx The borrower promised to pay $xxx.xx monthly with starting interest rate of xx The first modified payment date is xx/xx/xxxx and the maturity is xx There is no balloon payment.
As per comment dated xx the reason for default is unemployment. Subject property is owner occupied and comments regarding damage to the subject property are not found. Loan is not under active bankruptcy. No active foreclosure found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx According to the modified terms, the new modified principal balance is xx The borrower promised to pay $xxx.xx monthly with starting interest rate of xx The first modified payment date is xx and the maturity is xx There is no balloon payment.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 300 Tape Value: 637 |-xx-xx-337 |-xx-| -52.90423% Comment: Information updated as per the available documents.Amortization term is 300 months Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 637   Variance: -337   Variance %: -52.90423%   Comment: Original loan maturity term is 300 months   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: xx Variance:    Variance %:    Comment: Final loan application is missing.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Information updated as per the available documents. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.615%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report, appraised value is xx but loan amount is xx Hence CLTV exceeds xx
* Missing credit report (Lvl 2)     "At the time of origination credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12607980	xx	xx	xx		561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$5,819.64	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.950%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No				Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	559	Not Applicable	39.864%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	6/xx/2009 12:00:00 AM	xx	xx	6.000%	xx	01-xx-2009	Financial Hardship
As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with xx
Chain of assignment has not been completed. Currently, the mortgage is with xxwhich was recorded on xx It should be “xx.”
There is a senior mortgage in the amount of xx in the favor of xx which was recorded on xx
There are multiple judgments in the total amount of xx which were recorded on different dates.
There are x judgments in the total amount of xx which were recorded on different dates.
There are x hospital liens in the favor of xx first in the amount of xx which was recorded on xx and the other in the amount of xx which was recorded on xx.
According to Updated title report dated xx/xx/xxxx, there is one active mortgage prior to the subject mortgage originated on xx with the lender xx in the amount of xx which was recorded on xx with the Book/ Page# xx. However, as per Satisfaction of Mortgage dated xx recorded on xx attached with the Updated title report xx the senior mortgage was satisfied and discharged. However, the Updated title report reflects it is Open Mortgage.
1st and 2nd installment taxes for the year of xxxx/xx have been paid in the amount of xx
No prior year delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
Collections Comments:The present status of the loan is in performing and the next due for the payment is x/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx.
The loan was never modified. No evidences found in the loan file and servicing comments regarding foreclosure proceedings on the subject property.
As per the comment dated x/xx/xxxx, the RFD is curtailment of income. No evidence of damage or repair to the subject property was found. No comments have been found stating the borrower’s income has been impacted by COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was signed between the borrower xx and the lender xx, on x/xx/xxxx. The UPB is $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $x,xxx.xx with and interest rate of x.x%, beginning from x/x/xxxx. The maturity is x/x/xxxx. There is a deferred balance of amount $xx,xxx.xx and the interest bearing amount is $xxx,xxx.xx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the modification agreement, there is a deferred balance of amount $92,081.95.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2009   Tape Value: 7/xx/2009   Variance: -27 (Days)   Variance %:    Comment: The loan modification agreement was signed between the borrower xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No evidences found in the loan file and servicing comments regarding foreclosure proceedings on the subject property.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 7.95000% Tape Value: 6.00000% Variance: 1.95000% Variance %: 1.95000% Comment: As per the Note, the original stated rate is 7.9500%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Seller-Paid Points and Fees Exception Test: FAIL
This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Seller-Paid Points and Fees Exception Test: FAIL"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in xx state. The following state disclosures are missing from the loan file,

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Pre-application
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12617577	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$308.06	12/xx/2023	Unavailable	Yes	Borrower Stalling/Litigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.150%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	25.657%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	04-xx-2018	01-xx-2019	xx	Not Applicable	5.500%	xx	01-xx-2019	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of mortgage assignment is incomplete. Currently, the mortgage is with xx.
No active judgments or liens have been found.
Second installment combined taxes of xxxx are delinquent in the amount of $xxx.xx.which were due on x/xx/xxxx	The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.	Collections Comments:Loan is performing.
The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.
The foreclosure (xx) was started in xxxx and the sale was scheduled on xx The property was sold to higher bidder xx. As per comment dated xx/xx/xxxx, the loan was in litigation in xxxx and the borrower counsel finally made settlement demand for litigation. Borrower was willing to dismiss the foreclosure case for $xx,xxx.xx through check. Final order (xx) was entered on to rescind the foreclosure sale of xx and it was recorded on xx.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:The foreclosure (xx) was started in xxxx and the sale was scheduled on xx. The property was sold to higher bidder xx. As per comment dated xx/xx/xxxx, the loan was in litigation in xxxx and the borrower counsel finally made settlement demand for litigation. Borrower was willing to dismiss the foreclosure case for $xx,xxx.xx through check. Final order (xx) was entered on xx to rescind the foreclosure sale of xx and it was recorded on xx with instr# xx. No further details have been found.
The loan was modified on x/xx/xxxx and as per payment history borrower is current with loan.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/xxxx with a new principal balance of $xx,xxx.xx with fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx.	Credit Report	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: FC is No. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Comment: Maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Potential is N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 00000ZZZZZZZZZZZZZZZZZZZ   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMMMMMM321000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: ZZZZZZZZZZZZZZZZZZZ00000   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMMMMMM321000000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Comment: MOD balance is $76,503.35.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Comment: UPB as per payment history is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																																								* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12627529	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.300%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	40.064%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2016 12:00:00 AM	xx	xx	2.000%	xx	01-xx-2017	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.

The chain of assignment has not been completed. The loan is currently the assignment with xx instead of the current assignee xx.

There are x state tax liens against the borrower "xx", in favor of xx which were recorded on xx in the total amount of xx respectively.
xxxx annual county taxes are exempt.

No any prior year taxes are delinquent as per updated title report.
The review of updated payment history as of xx/xx/xxxx shows that the loan is performing and borrower has been making his monthly payments regularly. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for the due date of xx/xx/xxxx. The current P&I is $xx.xx with an interest rate of x.xxx%. The next due date of payment is xx/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx and deferred balance is $xx,xxx.xx.	Collections Comments:The review of updated payment history as of xx/xx/xxxx shows that the loan is performing and borrower has been making his monthly payments regularly. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for the due date of xx/xx/xxxx. The current P&I is $xx.xx with an interest rate of x.xxx%. The next due date of payment is xx/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx and deferred balance is $xx,xxx.xx.
The loan has been modified once since origination. The latest modification agreement was made on xx with step amortization. The total capitalized principal balance is $xx,xxx.xx from which lender agreed to defer the principal balance in the amount of $xx,xxx.xx and also lender has permanently forgiven the principal in the amount of $x,xxx.xx which exceeds x.xx% of modified balance $xx,xxx.xx. The interest bearing amount is $xx,xxx.xx. The rate was started from x.xx% with P&I $xx.xx. The first payment had begun from xx and ends with the maturity date of xx. The rate changes in x steps ending at x.xxx% and P&I $xxx.xx.

The death certificate located at "xx", states that the borrower "xx" had deceased on xx.

According to the available servicing comment, the property is occupied by unknown person and No damage or repairs were reported.

Available updated title report dated xx/xx/xxxx reveals that the subject property was foreclosed in xx. There was one judgment against the borrower which is located at “xx” in the amount of $x,xxx.xx. The lis pendens located at “xx” was filed by the holder of judgment "xx on xx with case#xx. The lis pendens was not served to the subject creditor “xx”. The property was sold and transferred to “xx” through the sheriff deed which was recorded on xx under xx. Hence according to the update title report dated xx/xx/xxxx, the current ownership is in the name of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The latest modification agreement was made on xx with step amortization. The total capitalized principal balance is $xx,xxx.xx from which lender agreed to defer the principal balance in the amount of $xx,xxx.xx and also lender has permanently forgiven the principal in the amount of $x,xxx.xx which exceeds x.xx% of modified balance $xx,xxx.xx. The interest bearing amount is $xx,xxx.xx. The rate was started from x.xx% with P&I $xx.xx. The first payment had begun from xx and ends with the maturity date of xx. The rate changes in x steps ending at x.xxx% and P&I $xxx.xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Age of Loan Loan Value: 158 Tape Value: 46 |-xx-| 112 |-xx-| xx Comment: Age of loan 158. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is performing.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2016   Tape Value: 1/xx/2017   Variance: -47 (Days)   Variance %:    Comment: Doc date of last modification is 11/xx/2016.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2017   Tape Value: 1/xx/2022   Variance: -1826 (Days)   Variance %:    Comment: Mod Step 1 date is 1/xx/2017   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 1 rate is 2.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 1/xx/2022   Tape Value: 1/xx/2023   Variance: -365 (Days)   Variance %:    Comment: Mod Step 2 date is 1/xx/2022   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 2 rate is 3.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 1/xx/2023   Tape Value: 1/xx/2024   Variance: -365 (Days)   Variance %:    Comment: Mod Step 3 date is 1/xx/2023   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 4.130%   Variance: -0.130%   Variance %: -0.13000%   Comment: Mod Step 3 rate is 4.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000100000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000100   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string reversed is 000000000001000000000000   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Prepayment penalty doc status read as yes.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $28755.84   Tape Value: $23745.26   Variance: $5010.58   Variance %: 21.10139%   Comment: Principal balance stated in mod is $37796.26.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is "Moderate" as this loan failed Late Fee Test and Prepayment Term Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for Prepayment Term Test:
The loan data is 36 months, the comparison data is 0 Months, and the variance is 36 Months.

This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12709718	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$447.22	$2,354.50	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	3.950%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Unavailable	12.041%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx the subject mortgage was xx.
The chain of assignment has been completed, currently the assignment is with xx
There are municipal liens and x civil judgments.
The first civil judgment was recorded on xx.
The second was recorded on xx , however the amount is unavailable.
The municipal lien was recorded on xx.
Annual school taxes are paid in the amount of $xxxx.xx. Annual Town and County are delinquent for the amount of $xxx.xx which were due on xx/xx/xxxx and xx/xx/xxxx with the good through as xx/xx/xxxx.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xx,xxx.xx.
No comments have been found regarding the foreclosure. The borrower xx.
The occupancy is unable to be determined from the servicing comments. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/xx/xxxx the borrower's income has been impacted due to Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx.	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: ARM Lifetime Cap Rate Loan Value: xx Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxTape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxTape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12970135	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$849.73	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	35.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	Not Applicable	5.625%	xx	01-xx-2011	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
No active judgments or liens have been found.
Annual county taxes of xxxx have been paid in the amount of $xxx.xx.	The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/xxxx with a new principal balance of $xxx,xxx.xx with fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Initial Escrow Acct Disclosure	Field: Loan Documentation Type Loan Value: Full Documentation Tape Value: Alternative |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000123322121222211212222   Tape Value: 003322212122221121222212   Variance:    Variance %:    Comment: Payment history string is 000123322121222211212222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222212112222121223321000   Tape Value: 212222121222221212233300   Variance:    Variance %:    Comment: Payment history string reversed is 22221211222212123321000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx.	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is moderate due to loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $162,944.19. The disclosed finance charge of $162,823.68 is not considered accurate because it is understated by more than $100."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from loan files."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by borrowers."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrowers."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13009139	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	Unavailable	Unavailable	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	30.069%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xx
The chain of assignment has been completed. Currently, the mortgage is with the xx
No active judgments or liens have been found.
Tax status is not available.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status. The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx. No foreclosure proceedings have been found. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found. At the time of origination borrower was working as xx from x years x months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Notice of Servicing Transfer Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: X00000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 00000000000X   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 30.069%   Tape Value: 25.552%   Variance: 4.517%   Variance %: 4.51700%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: purchase Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal dated after closing (Lvl 3) "Settlement date is 9/xx/2019. Appraisal date is 2/xx/2020. As per tape data loan lost PIW."
* Loan does not conform to program guidelines (Lvl 3) "Settlement date is 9/xx/2019. Appraisal date is 2/xx/2020. As per tape data loan lost PIW."	* Missing proof of hazard insurance (Lvl 2) "Hazard Insurance Policy is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure to the Borrower(s) on LE dated 8/xx/2019 discloses the loan will not be transferred and the originator will service the loan."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13101294	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$15,484.41	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	2.000%	xx	01-xx-2016	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against borrower which is in the amount of xx recorded on xx and filed by xx.
Annual county taxes for the year of xxxx have been paid in the amount of $xx,xxx.xx.
No delinquent taxes have been found for the prior years.
Payment history as of xx/xx/xxxx shows that the loan is x months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is x months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. As per MOD borrower has agreed to pay principal amount of $xx,xxx.xx with steps interest rate completing in x steps. First payment was started from x/x/xxxx and the maturity date is x/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 180 Tape Value: 480 |-xx-xx-300 |-xx-| -62.50000% Comment: Loan term is 180, tape shows 480 Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: 4/xx/1999   Tape Value: 2/xx/2016   Variance: -6150 (Days)   Variance %:    Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: 3/xx/1999   Variance:    Variance %:    Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 480   Variance: -300   Variance %: -62.50000%   Comment: Loan term is 180, tape shows 480   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2016   Tape Value: 2/xx/2021   Variance: -1827 (Days)   Variance %:    Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 2/xx/2021   Tape Value: 2/xx/2022   Variance: -365 (Days)   Variance %:    Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.003%   Variance %: -0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.003%   Variance %: -0.00300%   Comment: As per appraisal   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 101111000000000000001101   Tape Value: C1123CC12C11123112345332   Variance:    Variance %:    Comment: Pay string is MMMMMMMMMMMMMMM321253212311, tape shows 23254121111c1c1c1cc11cccccc   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 101100000000000000111101   Tape Value: 23354321112111C21CC1211C   Variance:    Variance %:    Comment: Pay string is MMMMMMMMMMMMMMM321253212311, tape shows 23254121111c1c1c1cc11cccccc   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx 000000000000   Variance:    Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: As per latest MOD Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test and TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is fail. Loan data is 0.000% and comparison data is 8.487%. Hence the variance is -8.487%.
TILA Right of Rescission Test: FAIL"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13201683	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	11.000%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx. The chain of assignment is incomplete as the updated report does not showing assignments record. The current assignee of the subject mortgage is xx. No active lien or judgment found pending against borrower. Annual county taxes for the year xxxx are exempt on xx/xx/xxxx. No delinquent taxes have been found for the prior year.	The review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is currently in performing status. The review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xx,xxx.xx. No bankruptcy & foreclosure record has been found. The subject property is owner occupied with no noted exterior repairs or damage. According to the collection comment dated xx the borrower was not affected by Covid-xx pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER records, the borrower xx so there is no unsecured amount. The reaffirmation agreement was filed on xx However; the bankruptcy was further discharged on xx & the case was fully terminated on xx The date of last filing was xx	This is a conventional fixed rate mortgage with a P&I of $xxx.xx with the rate of interest xx.xxxxx% and a maturity date of x/x/xxxx. The P&I as per payment history is $xxx.xx and the rate of interest is x.xxx %. However, there is a decrease in P&I & rate of interest with respect to Note data which seems that there would be a possibility of modification. As per tape data provided, the loan maturity date is extended to x/x/xxxx. Also, the modification effective date reflets as x/x/xxxx.	Credit Application Credit Report Initial Escrow Acct Disclosure Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: The borrower had filed bk. However; further it was discharged. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $4170.27   Variance: $-4170.27   Variance %: -100.00000%   Comment: Deferred balance per payment history is $0.0.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 386   Variance: -206   Variance %: -53.36787%   Comment: Loan maturity terms are 180 months.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.00000%   Tape Value: 10.99920%   Variance: 0.00080%   Variance %: 0.00080%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000001222222221222   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 222122222222100000000000   Variance:    Variance %:    Comment: The Payment History String reversed is   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: 4/xx/2034   Variance:    Variance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: -43   Tape Value: 163   Variance: -206   Variance %: -126.38036%   Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: The property type is Manufactured Home. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination is missing from the loan file. However; there is a BPO report available at the locator “xx” shows the type of subject property as a 'Manufactured Home'. However, the Affidavit of Affixation is not available in the loan file. Neither ATLA 7 endorsement is incorporated with final title policy nor VIN# is available with the legal description of subject mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file. As per the seller tape data, the appraised value is "xx" which is less than the original loan amount "$xx". Hence, LTV/CLTV exceeds 104%."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13344376	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,439.37	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	57.723%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the Pro-title report dated x/xx/xxxx, the subject mortgage was originated on xx with xx, which was recorded on xx
The chain of assignment has been completed as the loan was originated with xx
No active judgments or liens have been found.
The second installment county taxes are due in the amount of xx on xx
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:As per the collection comments as of x/xx/xxxx, the loan is performing and borrower is making regular payments.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The reason for default is unable to be determined.
The comment history dated xx shows that the subject property is owner-occupied.
Currently, the borrower xx is working as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 21 Tape Value: 22 |-xx-xx-1 |-xx-| -4.54545% Comment: 21. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 339 Tape Value: 338 Variance: 1 Variance %: 0.29585% Comment: 339. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing that the subject loan was repurchased due to uninsurability and it is uninsured due to Borrower obligated on existing mortgage with xx xx with monthly payment of $705.00 and it;s not paid off yet. Hence, the DTI is increased from 40.24 to 57.682%."
* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.723% as the Borrower income was $3,961.62 and total expenses are in the amount of $2,285.14 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Refer/Eligible” and DTI is showing in it as 57.682%. SOL expired. Downgraded to LVL 2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.723% as the Borrower income was $3,961.62 and total expenses are in the amount of $2,285.14 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Refer/Eligible” and DTI is showing in it as 57.682%. SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13370933	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,107.40	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.953%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	517	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2006 12:00:00 AM	xx	Not Applicable	6.680%	xx	11-xx-2006	Financial Hardship	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on xx. Subject mortgage was originated on xx.
Chain of assignment is incomplete as the current assignee is xx. It should be xx.
No active judgments or liens have been found.
Annual tax is $x,xxx.xx
Payment history as of xx/xx/xxxx shows that the loan is current. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is current. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with fixed interest rate of x.xxx % and P&I of $x,xxx.xx. First payment was started from xx and the maturity date is xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Original Standard LTV (OLTV) Loan Value: xx
Field: Payment History String   Loan Value: 010111101010000011100110   Tape Value: 001111011101111111322333   Variance:    Variance %:    Comment: Payment history string is 0011110111011111111232mm but tape data shows 00111110111011111111111322333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 011001110000010101111010   Tape Value: 333223111111101110111100   Variance:    Variance %:    Comment: Payment history string reversed is mm2311111111011101111100 but tape data shows 333223111111111101110111100.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 3961.300%   Variance:    Variance %:    Comment: Post-Close DTI per 1003 is Unavailable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: As per HUD Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13483792	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$892.61	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.419%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed. xx.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of xx.xx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.

Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of xx.xx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Borrower #1 Middle Name Loan Value: xx: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC started.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000100000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000001000000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated hud-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the permanent foundation.  The appraisal report at the time of origination missing from the loan file; however, as per the seller's tape data, the subject property type is Manufactured Home. The VIN# is available in the legal description of the recorded mortgage, the legal shows the VIN# xx and xx However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached to the short form title policy."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13490775	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,250.28	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	46.511%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment is not complete as the assignment of mortgage is currently with the xx.
There is senior mortgage against the subject property in the amount of xx.
No active judgments/liens have been found against the borrower/subject property in available updated title report.
The county taxes for xxxx are due in the amount of $x,xxx.xx.
No delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx.Next due date is xx/xx/xxxx. As per payment history the UPB is in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
Fay Servicing Comments
x-xx-xxxx Board Prior Comments.xlsx

As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx.Next due date is xx/xx/xxxx. As per payment history the UPB is in the amount of $xxx,xxx.xx.
No evidences have been found regarding foreclosure process and bankruptcy case.
The subject property is occupied by owner and no visible damages have been found in collection comments.
Loan was not modified since origination. The comment does not show any Covid-xx impact.
As per final xxxx, at time of origination borrower is not working as he is retired person and has been receiving the pension and SSN income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: First Payment Date xx |-xx-| 28 (Days) |-xx-| Comment: The Note reflects the first payment date xx. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Final Note date is 12/xx/2017 and First payment date is 2/xx/2018, Last payment date 1/xx/2048.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Periodic Rate Change Cap Down   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $100059.86 Tape Value: $100200.91 Variance: $-141.05 Variance %: -0.14076% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.315%) is exceeded APOR (5.430%) by 0.885%. The APR threshold is 5.430% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL    Charged: 6.315%      Allowed: 5.430%     Over by: +0.885%"
* Higher Price Mortgage Loan (Lvl 3)     "1. This loan failed the higher-priced mortgage loan test as using the greater than disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged: 6.315%      Allowed: 5.430%     Over by: +0.885%

2. This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.94995(a)).

CA AB 260 Higher-Priced Mortgage Loan Test:  FAIL   Charged: 6.315%      Allowed: 5.430%     Over by: +0.885%"
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in CA State and required disclosures are missing from the loan file.

1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer RecommendationDisclosure
6. Anti-Tying Disclosure"
* Previous Loan MIP Amount verification Docs (Lvl 3)     "The final AUS/LP requires 30% standard MI coxxge but the provided copy MI certificate xx has only 18% MI coxxge."
																																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business disclosure is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.511% as the Borrower income was $3,922.51 and total expenses are in the amount of $1,712.92 and the loan was underwritten by AUS/LP xx and its recommendation is “Caution.” SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13741936	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,330.94	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	13.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06-xx-2014	xx	Not Applicable	2.000%	xx	06-xx-2014	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx for the amount of xx which was recorded on xx.
The chain of assignment has been completed. Currently, the assignment is with the xx.
No active liens and judgment have been found.
Combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan is in the bankruptcy.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xx%. The new UPB is reflected in the amount of $xx,xxx.xx.
This is step modification. The loan was modified on xx/xx/xxxx between the xx. As per the modified terms, the new principal balance is $xx,xxx.xx. The principal amount is reduction in the amount of $xx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx. The loan was modified in xx steps. The new maturity date is xx/xx/xxxx.
The foreclosure was initiated in xxxx and the file was referred to an attorney on xx. The complaint was filed on xx. The foreclosure sale was scheduled on xx. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx. The foreclosure was re-initiated in xxand the file was referred to an attorney on xx. The foreclosure sale was scheduled on xx. The foreclosure was re-initiated in xx and the file was referred to an attorney on xx. The foreclosure sale was scheduled on xx. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx under chapter xx with the case#xx.
The borrower had file bankruptcy on xx under chapter xx with the case#xx. The chapter xx plan was confirmed on xx. The debtor was promised to pay for trustee in the amount of xx for xx months. The POC was filed on xx for the secured claim amount is xx and the arrearage amount of xx. The motion to dismiss case for failure make payments filed on xx.
As per the comment dated xx/xx/xxxx, the reason for default is excessive obligation. No details have been found regarding covid-xx.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xxxx and the file was referred to an attorney on xx. The complaint was filed on xx. The foreclosure sale was scheduled on xx. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx. The foreclosure was re-initiated in xx and the file was referred to an attorney on xx/xx/xxxx. The foreclosure sale was scheduled on xx/xx/xxxx. The foreclosure was re-initiated in xxxx and the file was referred to an attorney on xx. The foreclosure sale was scheduled on xx. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx under chapter xx with the case#xx.
Bankruptcy Comments:The borrower had file bankruptcy on xxunder chapter xx with the case#xx. The chapter xx plan was confirmed on xx. The debtor was promised to pay for trustee in the amount of $xx for xx months. The POC was filed on xx for the secured claim amount is xx and the arrearage amount of xx. The motion to dismiss case for failure make payments filed on xx.	This is step modification. The loan was modified on xx/xx/xxxx between the xx and the lender xx. As per the modified terms, the new principal balance is $xx,xxx.xx. The principal amount is reduction in the amount of $xx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx. The loan was modified in xx steps. The new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 396 |-xx-xx-36 |-xx-| -9.09090% Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1706.67   Variance: $-1706.67   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 386   Variance: -26   Variance %: -6.73575%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 4/xx/2014   Tape Value: 4/xx/2021   Variance: -2557 (Days)   Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.000%   Tape Value: 4.350%   Variance: -1.350%   Variance %: -1.35000%   Comment: verified   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.000%   Tape Value: 46.040%   Variance: 33.960%   Variance %: 33.96000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000212100000000   Tape Value: 103334334433334444444444   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000001212000000000000   Tape Value: 444444444333334433433301   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: veriifed   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months Loan Value: Not Applicable Tape Value: 36 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at "POC page#11”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13750950	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,943.22	12/xx/2023	xx	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	33.305%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	xx	1.375%	xx	01-xx-2018	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, subject mortgage with (borrower)xx
Chain of assignment has been completed Last assignment was done from xx
No active liens and judgments have been found.
1st and 2nd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/xx/xxxx. The last payment received details have not been found. As per the tape, the last payment was received in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The UPB is $xx,xxx.xx.	Collections Comments:The loan is currently in collections and the payment is due for x/xx/xxxx. The last payment received details have not been found. As per the tape, the last payment was received in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. As per the collection comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx.The complaint was filed on x/xx/xxxx. Due to Covid, the Fc was placed on hold. The RFD is excessive obligation.
As per the comment dated x/xx/xxxx, the property is vacant with secured condition. The borrower stated that she had temporarily moved out of town to train for a new job. As her car broke down as well as other expenses,she was not able to afford to pay the rent. Due to Virus hit she had not returned. The property was reported vacant with secured condition and she was charged prevention fees. The comment dated x/xx/xxxx states that Covid forced the borrower to stay out of town without access to the property.

Foreclosure Comments:As per the collection comments, the foreclosure was initiated and the file was referred to an attorney on xx Due to Covid, the Fc was placed on hold.
Bankruptcy Comments:Not Applicable	The loan was modified on xxx between the borrowerxx. The modified principal balance is xx The Borrower promises to pay monthly P&I in the amount of $xxx.xx with interest rate of x.xxx %, beginning from xx The maturity date is xx There is no Forgiven amount. The Deferred amount other than principal is xx Hence, the interest bearing amount is xx The loan was modified once.	Affiliated Business Disclosure Loan Program Info Disclosure	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: There is no balloon provision as per note. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the collection comments, the foreclosure was initiated and the file was referred to an attorney on xx   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 8xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: There is no prepenalty penalty   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months Loan Value: Not Applicable Tape Value: 60 Variance: Variance %: Comment: There is no prepenalty penalty Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit located at xx shows the original note has been lost or misplaced. However, the copy of note is located at xx	* Cash out purchase (Lvl 2) "Cash to borrower is xx but purpose of transaction is purchase."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Ohio seller-paid points and fees exception test:
This loan is subject to legislation that takes into discount points that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid discount points into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees".
The sum of all discount points is limited to 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to OH Seller-Paid Points and Fees Exception Test and GSE fail."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing in the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13774662	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,101.87	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	24.313%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	3.875%	xx	Unavailable	Unavailable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx in the amount of xx in favor of xx. which was recorded on xx under xx

The chain of assignment has not been completed as the mortgage is currently with xx
No active judgments or liens have been found against the borrower or subject property.
The annual County taxes of xxxx have been paid in the amount of xx
No prior year delinquent taxes have been found.

As per Exhibit A attached with the vesting deed which was recorded on xx under xx in xx whereas xx died in xx leaving as sole heir their daughter xx. Whereas xx desires to place a deed on record showing the ownership of said property. As more than x years have expired since the death of xx  therefore grantor xx executed the deed which was recorded in xx
Review of updated payment history as of x/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/xx/xxxx. The UPB as of x/xx/xxxx is in the amount of $xx,xxx.xx.	Collections Comments:Review of updated payment history as of x/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% for the due date of x/xx/xxxx. The UPB as of x/xx/xxxx is in the amount of $xx,xxx.xx.
This is Conventional fixed rate mortgage with P&I of $xxx.xx and the rate of interest is x.xxx % with a maturity date of xx However, the P&I as per payment history is $xxx.xx and rate of interest is x.xxx %. There is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per the tape data as of xx the loan was modified on xx No evidence has been found regarding loan modification in the collection comment history. The required loan modification agreement is missing from the loan file.
As per PACER report no bankruptcy filing has been found since from loan origination.
No evidence of foreclosure has been found.
As per comment dated x/xx/xxxx reason for default is unemployment.
The BPO report dated xx the subject property is owner-occupied and the property is in axxge condition with no repairs noted. (Doc locator : xx)
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is Conventional fixed rate mortgage with P&I of $xxx.xx and the rate of interest is x.xxx % with a maturity date of xx/xx/xxxx. However, the P&I as per payment history is $xxx.xx and rate of interest is x.xxx %. There is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per the tape data as of xx/xx/xxxx, the loan was modified on xx/xx/xxxx. No evidence has been found regarding loan modification in the collection comment history. The required loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections   Variance:    Variance %:    Comment: As per collection comment the current legal status of loan is in collections; However the tape data reflects Performing.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2596.23   Variance: $-2596.23   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 11/xx/2010   Variance:    Variance %:    Comment: As per modification agreement, the last modified date is unavailable. However, the tape data reflects on 11/xx/2010.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.75000%   Tape Value: 3.87500%   Variance: 4.87500%   Variance %: 4.87500%   Comment: As per note, originally stated rate is 8.7500%. However, the tape data reflects 3.87500%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note, the subject property address is xxHowever, the tape data reflects address is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 4/xx/2043 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate as this loan failed the late fees test and the first lien lender fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. Loan Data : 5.000%  Comparison Data : 4.000%  Variance : +1.000%  This loan failed the first lien lender fees test due to one of the following findings: (NC §24-1.1A(e))The loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or The loan is a first lien mortgage with a principal amount that is less than $10,000 and the loan charges a lender fee. (NC 24-1.1A(c1)).   Loan Data : $395.00  Comparison Data : $212.50  Variance : +$182.50"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required State Disclosures are missing from the loan file. 1. Amortization Schedule Disclosure 2. Credit Property Insurance Disclosure 3. Fee Agreement 4. Priority of Security Instrument Disclosure 5. Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13798238	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,604.64	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.950%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	658	673	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage xx.
Chain of assignment has been completed. Currently, the mortgage is with xx.
There is a junior mortgage in the amount of xx which was recorded on xx.
There is a senior mortgage in the favor of xx.
No active judgments or liens have been found.
1st and 2nd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
1st and 2nd installment taxes for the year of xxxx have been due in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.

Update:
According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.
There is prior mortgage against the subject property in favor of xx.
There is junior mortgage active against the subject property in favor of xx.
2nd half county taxes for xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
As per the review of the payment history, the borrower has been current and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. The UPB is xx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx.

Update:
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. The foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. No further details have been found. The FC was placed on hold due to loss mitigation.
No records for bankruptcy have been found. As per the comment dated x/xx/xxxx, the RFD is curtailment of income. The collection comment dated x/xx/xxxx, the borrower's husband's working hours has been cut due to Covid. As per the comment dated x/xx/xxxx, the RFD is curtailment of income. No further details have been found. No repairs and damages have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx. No further details have been found. The FC was placed on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of This is conventional fixed rate mortgage with P&I of xx with the rate of interest xx.xx% and a maturity date of x/x/xxxx.The P&I as per payment history is xx and the interest rate is x.xxx %.
There is reduction of rate as per the original rate. The tape reflects the loan was modified on x/x/xxxx.  However, the modification is missing from the loan files.
Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 519 |-xx-xx-159 |-xx-| -30.63583% Comment: As per the Note, the amortized term is 360. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated and the file was referred to an attorney on 7/xx/2019. No further details have been found. The FC was placed on hold due to loss mitigation.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 6/xx/2020   Variance:    Variance %:    Comment: The mod is missing frm the loan file,   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mi cert is not required.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 4/xx/2016   Variance:    Variance %:    Comment: There is no interest only period.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment: The mod is missing frm the loan file,   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 517   Variance: -157   Variance %: -30.36750%   Comment: As per the Note, the loan original matiurity term month are 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Note is pick a payment note.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.95000%   Tape Value: 5.75000%   Variance: 6.20000%   Variance %: 6.20000%   Comment: As per the note, the original stated rate is 11.9500%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: 7/xx/2019   Variance:    Variance %:    Comment: The complaint filed date is not stated.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 5/xx/2050 Variance: Variance %: Comment: The mod is missing frm the loan file, Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Settlement date is different from note date (Lvl 2) "The loan was originated on xx and the HUD-1 is dated xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13869291	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$268.16	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	9.600%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	xx	4.125%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx with lender xx which was recorded on xx
The chain of the assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx However, the assignment is missing to xx
No active judgment or liens have been found.
The annual combined taxes of xxxx have been paid in the amount of xx
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is x/xx/xxxx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx. The borrower xx had filed the bankruptcy under chapter xx on xx with the case # xx and the plan is not confirmed yet. The case was discharged on xx and the bankruptcy was terminated on xx The date of the last filing the bankruptcy was xx As per the comment dated x/xx/xxxx, the reason for default is illness of borrower. The subject property is owner-occupied. The Step loan modification agreement was made on xx between the borrower xx and xx No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx on xx with the case # xx and the plan is not confirmed yet. The case was discharged on xx and the bankruptcy was terminated on xx The date of the last filing the bankruptcy was xx
The Step loan modification agreement was made on xx/xx/xxxx between the borrower xx and xx
The new principal amount is $xxxxxx.xx to be paid at the rate of interest of x.xxx% and P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx.There is balloon payment of $xx,xxx.xx plus the deferred amount of $xxx.xx to be paid the maturity date. The loan has been modified twice since origination. It has x modification steps.
Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Post close bankruptcy found. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Payment Plan   Variance:    Variance %:    Comment: Performing.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $578.04   Tape Value: $0.00   Variance: $578.04   Variance %:    Comment: $578.04.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2020   Tape Value: 3/xx/2017   Variance: 1167 (Days)   Variance %:    Comment: 6/xx/2020.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -7 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan is step modified.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.60000%   Tape Value: 6.00000%   Variance: 3.60000%   Variance %: 3.60000%   Comment: 9.6%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: purchase   Variance:    Variance %:    Comment: The loan is a cash-out refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: purchase Variance: Variance %: Comment: The loan is a cash-out refinance. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Missing Credit Report from the loan package."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the TILA finance charge test
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.309%. The disclosed APR of 8.888% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA finance charge test
The finance charge is $132,715.08. The disclosed finance charge of $105,283.82 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $132,715.08. The disclosed finance charge of $105,283.82 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Alabama. The Choice of Insurer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is neither signed nor dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13880195	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$192.07	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.127%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	24.942%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	8.168%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx for the amount of xx which was recorded on xx
Chain of assignment has been completed. Currently, the assignment is with the “xx”.
No active liens and judgments have been found.
First county installment taxes for the year of xxxx have been paid in the amount of $xxx.xx for the parcel#xx and the first installment taxes for the year of xxxx have been paid in the amount of $x.xx for the parcel# xx
Second county installment taxes for the year of xxxx are due in the amount of $xxx.xx which was due on xx/xx/xxxx for the parcel#xx and the second installment taxes for the year of xxxx are due in the amount of $x.xx which was due on xx/xx/xxxx for the parcel#xx
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is lots of expenses.
The loan was modified on xx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx. The loan was modified in xx steps. The new maturity date is xx.
The foreclosure was initiated in xx and the file was referred to an attorney on xx. The max bid amount is xx.  The foreclosure sale was scheduled on xx However, the foreclosure was put on hold due to loss mitigation. No further details have been found regarding foreclosure.
No details have been found regarding bankruptcy.
The subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx and the file was referred to an attorney on xx. The max bid amount is xx  The foreclosure sale was scheduled on xx. However, the foreclosure was put on hold due to loss mitigation. No further details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified on xx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx. The loan was modified in xx steps. The new maturity date is xx	Credit Report Good Faith Estimate	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Foreclosure was initaited in xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate us not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx Comment: Mod step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 8.168%   Tape Value: 9.168%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod steo 1 rate is 8.168%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 9.168%   Tape Value: 10.105%   Variance: -0.937%   Variance %: -0.93700%   Comment: Mod step 2 date is 9.168%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000333221101000000   Variance:    Variance %:    Comment: PH string is 0000000000001233321010000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000101222333000000000   Variance:    Variance %:    Comment: PH string reversed is 00000010123332100000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Comment: Maturity date us xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Not Applicable
13892761	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,318.96	12/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	504	Not Applicable	50.349%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	2.000%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated xx
The chain of assignment has been completed. Currently, the mortgage is with xx
Active liens and judgments against the borrower:
Two state tax liens against the borrower recorded on different dates in favor of xx
3rd installment of county tax for the year xxxx has been paid in the amount of $xxx.xx on x/xx/xxxx.
4th installment of county tax for the year xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
This modification agreement was made between xx
As per the comment dated x/xx/xxxx, the reason for default is curtailment of income.
As per the comment dated x/xx/xxxx, the subject property is owner-occupied. No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. As per the notice of sale located at “xx”, the foreclosure sale was scheduled on xx However; unable to determine the reason for cancellation of foreclosure sale.
Bankruptcy Comments:Not Applicable	This modification agreement was made between xx
The new principal balance is in the amount of xx and the borrower promise to pay the new P&I xx with the interest rate steps up in x steps beginning with xx
Affiliated Business Disclosure ARM Rider Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 642 |-xx-xx-282 |-xx-| -43.92523% Comment: Amortization Tem Months are 360. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the notice of sale the foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2019   Tape Value: xx   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: xxTape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Interest Only Perio is No.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xxTape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purporse of Transaction per HUD-1 is Cash Out.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14102559	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,197.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.090%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx for the amount of xx which was recorded on xx
The chain of assignment has been completed. The last assignment is with xx which was recorded on xx
No active judgments or liens have been found against the borrower/the subject property.
Combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xx,xxx.xx. The current interest rate is xx.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xx,xxx.xx. The current interest rate is xx.xxx% and P&I is $xxx.xx.
The subject mortgage was originated on xx with the interest rate of xx.xxx% and P&I of $xxx.xx. According to agreed rate reduction rider located at xx, the interest rate has been reduced to xx.xx%. According to the latest payment history as of xx/xx/xxxx, the current interest rate is xx.xxx% and P&I is $xxx.xx.
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Last name is xx Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $7457.82   Variance: $-7457.82   Variance %: -100.00000%   Comment: Deferred principal balance is $0.00.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx  Comment: First payment date is xx   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation Type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.09000%   Tape Value: 11.09040%   Variance: -0.00040%   Variance %: -0.00040%   Comment: Original rate is 11.090%   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 49   Tape Value: 50   Variance: -1   Variance %: -2.00000%   Comment: Stated remaining term is 49.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mobile Home Tape Value: Manufactured Housing Variance: Variance %: Comment: Subject property type is mobile home. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home has not been affixed. According to the appraisal report located at “xx” dated xx, the subject property type is mobile home. According to tax document attached with the updated title, the subject property is mobile home.
However, the Affidavit of Affixation is not available in the loan file. The Alta-7 endorsement for mobile home does not attached with final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. A collections comment does not reflect any information regarding mobile home whether it is attached to a permanent foundation system or not. Hence, it is unable to determine whether the home has been attached to the permanent foundation"	* ComplianceEase Risk Indicator is "Significant" (Lvl 3) "CE Risk Indicator is Significant as the loan is failing xx HOEPA Higher-Priced Mortgage Loan Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 3)     "CE Risk Indicator is Significant as the loan is failing xx HOEPA Higher-Priced Mortgage Loan Test.
Loan Data: 11.650% Comparison Data: 6.290%, and  Variance:+5.360%.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the xx Higher- Priced Mortgage Loan Article section of the full ComplianceAnalyzer report. While the xx HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
This loan failed the xx HOEPA higher-priced mortgage loan document type test.
This loan failed the xx HOEPA Higher-Priced Required Escrow Account Test."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. Following state disclosures are missing from the loan file:
xx Title protection notice
Insurance Disclosure
NSF Fee Disclosure
Over-the-limit fees
Notice of Rights to Obtain a Security Freeze"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14105986	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,106.50	12/xx/2019	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.290%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	21.183%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2019 12:00:00 AM	xx	Not Applicable	5.375%	xx	9/xx/2019 12:00:00 AM	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx. in the amount of xx which was recorded on xx.
The chain of the assignment has not been completed. The latest assignment is from xx which was recorded on xx. It should be with xx.
There is a junior mortgage active in the favor of xx in the amount of xx recorded on xx.
County annual taxes for the year of xxxx have been paid in the amount of xx on xx.
No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is covid-xx. The borrower is unemployed due to covid-xx. The subject property has been occupied by the owner. No comments have been found for damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/xxxx in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of xx beginning on xx. The maturity date reflects per modification is x/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 647 |-xx-xx-287 |-xx-| -44.35857% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 10/xx/2019   Tape Value: 11/xx/2019   Variance: -40 (Days)   Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No REO.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2019   Tape Value: 11/xx/2019   Variance: 26 (Days)   Variance %:    Comment: LAst payment received date is 12/xx/2019.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.29000%   Tape Value: 4.00000%   Variance: 4.29000%   Variance %: 4.29000%   Comment: verified   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 333333332101333333333333   Variance:    Variance %:    Comment: PAyment history string is 44444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444444444444444 Tape Value: 333333333333101233333333 Variance: Variance %: Comment: PAyment history reversed string is 44444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14131683	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,595.44	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	6.000%	xx	01-xx-2016	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx, in favor of xx . recorded in Instrument# | Book/Page# xx
 The chain of assignment has not been completed as the assignment is with “xx”; however, it should be with the “xx.”
There are two hospital liens against the borrower in the favor of xx
Center which were recorded on xx in the amount of xx and xx
The first and second installment combined taxes of xxxx have been due in the amount of xx each.
The combined annual taxes of xxxx have been paid in the amount of xx No prior year delinquencies have been found.
According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in collection. According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per comments dated x/xx/xxxx, the reason for default is unemployment due to covid-xx. The subject property has been occupied by the owner.  No comments have been found for damage or repairs.
No eployment infor regarding the borrower has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx The schedule D of Voluntary Petition does not show any unsecured portion. The chapter xx plan was confirmed on xx The case was discharged on xx and terminated on xx The chapter xx trustees final report was filed on xx as per which the arrearage have been paid in full.	According to the modification, the loan was modified on xx/x/xxxx in between the borrower xx and lender xx. The new modified principal balance per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning on xx/x/xxxx. The maturity date reflects per modification is xx/x/xxxx. There is a balloon provision to pay $xx,xxx.xx on he maturity date.	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy status is yes. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment: Current status is Collection.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1881.18   Variance: $-1881.18   Variance %: -100.00000%   Comment: No Deferred balance.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2016   Tape Value: 11/xx/2016   Variance: 8 (Days)   Variance %:    Comment: Modification date is 12/xx/2016.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.00000%   Tape Value: 6.00000%   Variance: 3.00000%   Variance %: 3.00000%   Comment: Original rate is 9.00%.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: No trial mod. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "As per document located at "xx" there is a lost note affidavit along with the copy of original note."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be determined from the available loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14146219	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$591.50	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.375%	360	480	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report dated x/xx/xxxx shows that the mortgage was originated on xx.
 The chain of the assignment has not completed. The current assignment is with xx.

The first and second installments of county taxes for the year of xxxx have been paid in the amount of $xxx.xx and $xxx.xx respectively. The current ownership is vested in the name of xx.

The review of payment history as of x/xx/xxxx shows that, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $ $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The review of comment history shows that the borrower is current with the loan. The property has been occupied by the owner. No damage or repair to the property has been found.
The next due date for the regular payment is x/xx/xxxx.  The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $ $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx.
The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Occupancy Loan Value: Owner (or Former): Primary Home Tape Value: xx |-xx-| |-xx-| Comment: Current occupancy is owner occupied. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Comment: Loan amortization term is 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Comment: Original appraisal value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000012210   Tape Value: 000000000000000000012110   Variance:    Variance %:    Comment: Payment history string is 000000000000000000012210.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 012210000000000000000000   Tape Value: 011210000000000000000000   Variance:    Variance %:    Comment: Reversed payment history is 000000000000000000012210.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxTape Value: xx  Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Variance: $-86.79 Variance %: -0.08375% Comment: UPB per payment history is $103,541.68 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) ""According to the final loan application the borrower’s total monthly income is xx and total debts are in the amount of xx. So, the DTI is greater than 60%. ""
* Final TIL Date after actual transaction date (Lvl 2)     "Transaction date is xx. However, the original note is xx."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx. The following required State Disclosure is missing in the loan file. 1. Impound Account Disclosure 2. Cosigner Notice 3. Private Mortgage Insurance Disclosure 4. Earthquake Disclosure forCondominiums 5. Hazard Insurance Disclosure 6. Insurer RecommendationDisclosure 7. CA Fair Lending Notice 8. Anti-Tying Disclosure 9. Privacy Notice 10. Notice of Right to Copy of Appraisal 11. Application for Credit-Married Persons 12. Fair Debt Collection Notice 13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settelment date is 1/xx/2008, which is before the application date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14163973	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$699.18	01/xx/2020	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.490%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	556	518	34.423%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	9/xx/2008 12:00:00 AM	xx	Not Applicable	10.490%	xx	01-xx-2008	Financial Hardship	According to the review of updated title as of xx/xx/xxxx, the subject mortgage originated on xx with the lender as xx’ in amount of xx which was recorded on xx
The chain of assignment is complete. Currently assignment is with ‘xx
No active judgments/liens have been found.

The combined taxes for xxxx have been paid off in amount of xx
No prior delinquent taxes are found.
The Payment History dated x/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The loan is in delinquency for xx months. The last payment was received in the amount of $xxx.xx with interest rate of xx.xx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of xx	Collections Comments:Comments:
xx

The Payment History dated x/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. The loan is in delinquency for xx months. The last payment was received in the amount of $xxx.xx with interest rate of xx.xx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxx. The payment history reflects current unpaid principal balance is in the amount of xx

According to the delinquency status of loan it seems that borrower’s ability to repay is poor. Currently loan is in BK-delinquent.

The review of collection comment and loan file states that foreclosure was initiated in xxxx under xx. As per Notice of Trustee’s foreclosure sale (xx) sale was scheduled on xx But sale was canceled due to BK case. The BK case was filed on xx under xx with chapter xx. BK case was dismissed on xx and was terminated on xx Again Bankruptcy was filed by “xx” under the chapter xx xx on xx Currently loan is in active BK case. No further information has been found regarding Bankruptcy and foreclosure filing.

The BPO report (xx) dated xx shows that subject property is occupied by owner and no damages are observed. The reason for default is unable to be determined.
No visible damages/repairs have been found in xx months collection comments.

Foreclosure Comments:The review of collection comment and loan file states that foreclosure was initiated in xx under xx. As per Notice of Trustee’s foreclosure sale (xx sale was scheduled on xx But sale was canceled due to BK case. The BK case was filed on xx under xx. BK case was dismissed on xx and was terminated on xx
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter xx xx on xx The deadline set for filing the POC was set for xx However, the document #xx filed on xx shows that POC was filed by the debtor on behalf of ‘xx’ on xx in the amount of xx pursuant to xx. The POC was filed after deadline date. Later amended POC was filed on xx under claim#x filed by ‘xx’ with claim amount xx xnd Amended POC was filed on xx under claim#x filed by ‘xx’ with claimed amount of xx	The loan was modified on xx with new principal balance of xx and the new interest bearing principal amount is in the amount of xx The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of xx.xx% beginning from xx to the new maturity date of xx

Affiliated Business Disclosure Document Showing a Index Numerical Value Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Currently in foreclosure no..Prior FC. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -75 (Days)   Variance %:    Comment: The loan modification was dated xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The LTV Ratio at origination was 90%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The Rate at origination per the Note and the latest loan modification reflects xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment: The payment history string reflects 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment: The payment history string reversed reflects 444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Servicing comment dated xx states that "Based on the information you provided, the Property address for your loan has been updated from xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: The purpose of refinance per the application reflects Cash Out/Debt Consolidation. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Significant" (Lvl 2) "The CE risk indicator is Significant as the loan is failing NC SB 1149 High Cost Home Loan Points and Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "CE State Regulation Test Failed.

Prepayment Term Test: FAIL.

Loan Data: 30 Months; Comparison Data: 0 Months; Variance: 30 Months.

This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing NC SB 1149 High Cost Home Loan Points and Fees Test. Total fees charged to the borrower is $4,273.00 and allowed is $3,603.75, however it is over charged by $669.25.
Affirmative claims can be made within 2 years (4 Years under Chapter 75) of the closing and that the note date is xx SOL has been expired.
Fees included-
Mortgage Broker Fee (Direct) $2,268.00
Commitment Fee $699.00
Courier / Messenger Fee $75.00
Settlement / Closing / Escrow Fee $475.00
Max Prepayment Penalty Amount $756.00"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of Servicing Transfer is missing from the file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business Disclosure is missing from the file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the file."		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14218880	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,324.02	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	FHA	ARM	Not Applicable	Refinance	Unavailable	Unavailable	No Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	2.000%	xx	01-xx-2018	Financial Hardship	Updated title report dated xx/xx/xxxx, shows that the subject mortgage xx.
The chain of assignment has not been completed as currently the assignment is with xx.
* Junior xxe found opened in the amount of $x.xx recorded on xx/xx/xxxx which is in the favor of xx.
* One more junior xxfound opened in the amount of $x.xx recorded on xx/xx/xxxx recorded on xx.
Active Judgments and Liens;
x) One civil judgment found pending against the borrower xx recorded on xx/xx/xxxx in the amount of $xx which is in the favor of xx.
Property Tax Status;
x) 1st installment county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
x) 2nd installment county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.

Update
As per the updated title report date x/xx/xxxx, shows that the subject mortgage was recorded on xx/xx/xxxx, with MERS as nominee for xx.
Juniorxx found opened in the amount of $x.xx recorded on xx/xx/xxxx which is in the favor of xx.
One more junior xx found opened in the amount of $x.xx recorded on xx/xx/xxxx recorded on xx.
Active Judgments and Liens;
There is one civil judgment found pending against the borrower Sheila Lewis recorded on xx/xx/xxxx in the amount of $xx which is in the favor of xx.
The first installment of county taxes for xxxx is due on x/xx/xxxx in the amount of $x,xxx.xx.
The second installment of county taxes for xxxx is not yet due and payable.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.

Update:
As per review of the payment history dated as of x/xx/xxxx, the borrower has been delinquent for xx months. The last payment received is unable to be determined. The next due date, as per tape, is x/xx/xxxx. The UPB is unavailable. The latest payment history is missing from xx/xx/xxxx to x/xx/xxxx and from x/xx/xxxx to xx/xx/xxxx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The step modification agreement was made between the borrower xx.
The step modification agreement was made on effective date of xx/xx/xxxx. The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx/xx/xxxx with the step rate of x.xxx% and P&I of $xxx.xx till the maturity date of xx/xx/xxxx. The rate is in x steps ending with x.xxx%.
In addition the modification agreement shows that the lender has agreed to forgive the amount of $$xx,xxx.xx.
Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx. The available notice of lis pendens with xx shows that the foreclosure complaint was filed on xx. But, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
According to the xx, the borrower had filed bankruptcy under chapter-xx with the xx. The plan was confirmed on xx.
The comment dated xx/xx/xxxx shows date of loss as xx and the type of loss was wind or hail and the amount of loss as $x,xxx.xx. No further details found regarding damage or repair. The comment dated xx/xx/xxxx states there was loss draft issued by xxe with check receipt date xx. There is no comment stating that the damages have been repaired or not.

Update:
The current status of the loan is active bankruptcy.
The latest payment history is missing from the loan file. According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is xx.
As per servicing comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx with the loan and the foreclosure has been placed on hold as borrower filed for bankruptcy under chapter xx on xx. The bankruptcy is still active.
As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with xx. Further details not provided.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per servicing comment dated xx/xx/xxxx, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx. The available notice of lis pendens with xx shows that the foreclosure complaint was filed on xx. But, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx.

Update:
As per servicing comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx with the loan and the foreclosure has been placed on hold as borrower filed for bankruptcy under chapter xx on xx-xxxxx. The bankruptcy is still active.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx-xxxxx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx.
The POC was filed on xx/xx/xxxx. Later, the amended POC was filed on xx/xx/xxxx in the claim amount of $xxx,xxx.xx with arrearage in the amount of $xx,xxx.xx.
Schedule D under voluntary petition filed on xx/xx/xxxx shows amount of claim without deducting the value of collateral that supports the as $xxx,xxx.xx, value of collateral that supports the claim as $xxx,xxx.xx and unsecured portion in the amount of $xx,xxx.xx.	The step modification agreement was made between the borrower Sheila M. Lewis. The step modification agreement was made on effective date of xx/xx/xxxx. The borrower promises to pay the new unpaid principal balance of xx. starting from the first payment date of xx/xx/xxxx with the step rate of x.xxx% and P&I of $xxx.xx till the maturity date of xx/xx/xxxx. The rate is in x steps ending with x.xxx%. In addition the modification agreement shows that the lender has agreed to forgive the amount of xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 482 |-xx-xx-122 |-xx-| -25.31120% Comment: Amotization term months is 360. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 2/xx/2015   Tape Value: 3/xx/2018   Variance: -1124 (Days)   Variance %:    Comment: First pay change date is 2/xx/2015.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 1/xx/2015   Tape Value: 3/xx/2018   Variance: -1155 (Days)   Variance %:    Comment: First rate change date is 1/xx/2015.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: 2/xx/2021   Tape Value: 3/xx/2023   Variance: -758 (Days)   Variance %:    Comment: Next pay change date is 2/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $225000.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.87500%   Tape Value: 2.00000%   Variance: 2.87500%   Variance %: 2.87500%   Comment: Original stated rate is 4.87500%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 7/xx/2019   Tape Value: 6/xx/2019   Variance: 18 (Days)   Variance %:    Comment: S&C filing date is 7/xx/2019.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $669.05 Variance: $-669.05 Variance %: -100.00000% Comment: Suspense balance per payment history is $0.00 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 or itemization of points and fees are also not available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA loan Hence, MI certificate is required. But, MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,672.10	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14222597	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,818.37	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.203%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/xx/2014	xx	Not Applicable	3.390%	xx	07/xx/2014	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx
The chain of assignment has been not completed. The last assignment is with xx
There is junior mortgage active in the favor of xx
No active judgments/liens have been found.
The county taxes for xxxx (1st installment) have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The county taxes for xxxx (2nd installment) have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No delinquent taxes have been found.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
Fay Servicing Comments (Pool x)

The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.
No evidences have been found regarding foreclosure process and bankruptcy case.
No visible damages have been found in available collection comments.
The comment dated x/xx/xxxx shows that reason for default is excessive obligation.
The comment dated x/xx/xxxx shows that borrower’s income is impacted due to pandemic. The comment dated x/xx/xxxx shows that repayment plan was approved for x months with payment $xxxx.xx. No further information has been found regarding covid-xx.
The comment dated x/xx/xxxx shows that subject property is occupied by owner and no visible damages/repairs have been found.
The comment dated x/xx/xxxx shows that subject property is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/xxxx.The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with the annual interest rate of x.xxx% and the modified P&I is in the amount of $x,xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx. The loan was modified twice.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Doc Date of Last Modification Loan Value: 6/xx/2014 Tape Value: 11/xx/2013 |-xx-| 199 (Days) |-xx-| Comment: Doc date os last modification is 6/xx/2014. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. amort potential is not applicable.   Tape Source: Initial   Tape Type:
xx
Field: Original Stated Rate   Loan Value: 7.20337%   Tape Value: 7.20330%   Variance: 0.00007%   Variance %: 0.00007%   Comment: Original stated rate is 7.20337%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 112221001111212001000000   Tape Value: 122211001112121001000000   Variance:    Variance %:    Comment: Payment history string is 012221001111212001000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000100212111100122211   Tape Value: 000000100121211100122221   Variance:    Variance %:    Comment: Payment history string reversed is 000000100212111100122210.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $558084.26   Tape Value: $536882.05   Variance: $21202.21   Variance %: 3.94913%   Comment: Principal balance stated in mod is $558,084.26.   Tape Source: Initial   Tape Type:
xx
Field: Subject Property Detached/Attached   Loan Value: Unavailable   Tape Value: Detached   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Unavailable Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with itemization fees and estimated HUD-1 is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003/application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State and required disclosures are missing from the loan file.

1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer RecommendationDisclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14230032	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$970.70	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.390%	180	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	530	Not Applicable	48.642%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2010 12:00:00 AM	xx	Not Applicable	2.000%	xx	01-xx-2010	Financial Hardship	The review of the updated title report dated xx.

The Chain of assignment has not been completed. The last assignment is with xx

Active mortgages, liens and judgments are found against borrower and property is as follows:

• There is a Civil Judgment Named as (Certificate of Judgment) active against borrower “xx

Taxes:

xxxx combined annual is due on xx.
No prior year delinquencies have been found.

Update:
According to the updated title report dated xx
There are x IRS liens against xx
There are x state tax liens against xx
There is a credit card judgment against the borrower xx
No prior year's delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is the borrower is current with the loan. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Update:  According to the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date for the payment is xx/xx/xxxx. The date of the last payment received is not available. The P&I is $xxx.xx, the interest rate is x.xxx%, and the PITI is $xxx.xx. The UPB is $xx,xxx.xx.
Collections Comments:The Loan current status is performing. According to the payment history as of x/xx/xxxx, the borrower is the borrower is current with the loan. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx. The borrower has been making payment as per Loan modification agreement was made on xx The agreement made between the borrowers xx The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx % and the borrower promises to pay P&I in the amount of xx beginning from xx The maturity date as per loan modification agreement is xx There are x steps of modification. Borrower promises to pay and the xst step is xx monthly with a modified interest rate xx % beginning from xx .xnd step is xx monthly with a modified interest rate xx % beginning from xx xrd step is xx monthly with a modified interest rate xx. Currently borrower making payment as per last Step. According to collection comment dated xx the RFD is borrower is being impacted by Covid-xx. Hence the borrow income is impacted by Covid-xx. The subject property has been occupied by the owner. The borrower's intention is to keep the property. No evidence has been found regarding Bankruptcy and Foreclosure. No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is owner occupied with no evidence of damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The borrower has been making payment as per Loan modification agreement was made on xx. Currently borrower making payment as per last Step.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |-xx-| |-xx-| Comment: As per modification the deferred balance is xx However, the tape data reflects deferred balance xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: did not use for review.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per Note note, the loan amortization type is step. However, tape reflects Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: did not use for review.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE result is moderate as this loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
Prepayment Term Test: Result FAIL Loan Data 36Months  Comparison Data 0Months Variance 36Months
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14281533	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,619.35	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.070%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2011 12:00:00 AM	xx	xx	5.000%	xx	05-xx-2012	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
Chain of assignment has been completed. Currently, the assignment is with the xx
There is one prior mortgage against the subject property in the favor of xx
There is one junior civil judgment against the borrower in the favor of xx.
Annual county taxes for the year of xxxx are due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
No prior year delinquent taxes have been found.

Update:
As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The xxxx combined annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.

Update-
As per the review of tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. Details of the last payment received are not available. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $xx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
The AOT agreement was made on xx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is xx. The interest bearing amount is xx and the deferred principal balance is xx The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning from xx/xx/xxxx till new maturity date of xx
No foreclosure activity has been found.
No bankruptcy details have been found.
The subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The AOT agreement was made on xx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is xx The interest bearing amount is xx and the deferred principal balance is xx The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning from xx/xx/xxxx till new maturity date of xx	Credit Application Missing Required State Disclosures	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 30/360 |-xx-| |-xx-| Comment: Interest calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 524   Variance: -164   Variance %: -31.29770%   Comment: Loan original terms are 360 months.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.07000%   Tape Value: 12.06600%   Variance: 0.00400%   Variance %: 0.00400%   Comment: Orginal rate is 12.0700%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per application is Cash out other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Standard maturity date is 02/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "This loan failed the NC rate spread home loan test.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records,
reasonable alternative methods, or reasonable third-party verification."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx
TILA Foreclosure Rescission Finance Charge Test: Loan data:  xx Comparison data: xx Variance data: -xx
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14366201	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$427.11	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.340%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of assignment is completed as the subject mortgage is still with the lender xx.

There is a junior mortgage on the property for the amount of xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.
 The Annual County taxes for xxxx have been paid in full in the amount of $ xxx.xx

Update:-
According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.
There is one junior mortgage active against the subject property in favor of xx.
The annual installments of combined taxes for xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	Review of updated payment history as of xx/xx/xxxx shows that the loan is currently in delinquency for +xx months and the next due date for regular payment is xx/xx/xxxx. The last regular payment has been made on xx/xx/xxxx in the amount of $ xxxx.xx for the due date of xx/xx/xxxx. The UPB as per tape data is in the amount of $ xx.

Update:-
According to payment history as of xx/xx/xxxx, the borrower has been delinquent for x months, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx (the borrower is making interest-only payments) with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx.
Collections Comments:Loan is in bankruptcy and review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due date for regular payment is xx/xx/xxxx.
The last regular payment has been made on xx/xx/xxxx in the amount of $ xxxx.xx for the due date of xx/xx/xxxx.
No Evidences of any damages or litigation is observed in collection comments.
The Borrower Bonnie L Hatton    filed Bankruptcy under Chapter-xx on xx and the plan was confirmed on xx.
Foreclosure Comments:As per recent servicing comment dated x/xx/xxxx, the foreclosure was initiated and the judgment was entered. No schedule sale date was found. However,  the Borrower xx filed Bankruptcy under Chapter-xx on xx and the plan was confirmed on xx/xx/xxxx.
Bankruptcy Comments:The Borrower xx filed Bankruptcy under Chapter-xx on xx and the plan was confirmed on xx. The POC was filed on xx.
The Schedule-D in Voluntary petition filed  on xx shows that the amount of claim is $ xx  and the value of collateral is xx.
According to the amended chapter-xx plan which was filed on xx, the debtor shall make regular ongoing mortgage payment of $xxx.xx per month for xx months.

Not Applicable	Affiliated Business Disclosure Credit Application Credit Report	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 / loan application is missing from the loan files."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the prepayment penalty term test. (Fannie Mae 2006 Selling Guide, Part IV, 201.02)
The loan charges a prepayment penalty with a term exceeding 3 years."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from loan file docs."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14434166	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12.18	08/xx/2020	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$399.01	xx	7.762%	181	181	xx	xx	xx	Conventional	Fixed	1	Cash Out	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	51.189%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	6.972%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender "xx" for the amount of xx which was recorded on xx. The chain of assignment has been completed. The current assignment is from xx which was recorded on xx. No active judgments or liens have been found against the borrower or subject property. County annual taxes for the year of xxxx have been paid in the amount of $xx.xx on x/xx/xxxx. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the Performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan has been modified. The borrower did not file bankruptcy. As per the comment dated xx/xx/xxxx, the foreclosure was initiated and the file was step referred to attorney. The sale was scheduled on xx and the sale date has been cancelled. However, the foreclosure was put on hold due to loss mitigation. The subject property is unable to be determined. As per the comment dated x/xx/xxxx, the reason for default is reduction in income. No comment pertaining damage to the subject property has been observed. As per the death certificate located on "xx", the borrower "xx" has deceased on xx
Foreclosure Comments:As per the comment dated xx/xx/xxxx, the foreclosure was initiated and the file was step referred to attorney. The sale was scheduled on xx and the sale date has been cancelled. However, the foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is $xx,xxx.xx. There are x steps of modification. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx. The borrower has been making the payment as per the notice of modification which is located on “xx”. Some terms have been changed through Notice of Mod but, they have attached same copies of signature of borrower to this doc.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower has been impacted by covid-19   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclsoure was put on hold due to loss mititgation   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment: doc date of last modification as xx   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type as 360/360.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is yes   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan aortization type as step   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx  Variance: xx   Variance %:    Comment: Mod step 1 date as xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 6.972%   Tape Value: 7.762%   Variance: -0.790%   Variance %: -0.79000%   Comment: Mod step 1 rate as 6.972%   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx Variance %:    Comment: Modified first paymen date a s xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Original appraisal date as xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original appraised value as xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Originla CLTV ration percent as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx  Variance:    Variance %:    Comment: Original standard LTV as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMMMMMMMMMMMMM444444   Tape Value: 000009999999999998887654   Variance:    Variance %:    Comment: Payment historry string as 0000MMMMMMMMMMMM444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444MMMMMMMMMMMMMM0000   Tape Value: 456788899999999999900000   Variance:    Variance %:    Comment: Payment history string reversed as 444444MMMMMMMMMMMMM0000   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $24613.30   Tape Value: $24064.63   Variance: $548.67   Variance %: 2.27998%   Comment: Principal balance stated in mod as $24,613.30   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx  Tape Value: xx  Variance: xx  Variance %:    Comment: Stated maturity date as xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Comment: Stated remaining term as xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. xx Collateral Protection Insurance Notice 1
2. Co-Signer Notice
3. Financial Institution Insurance Disclosure
4. Non-Deposit Investment Product Disclosure
5. Financial Institution Insurance Disclosure
6. Non-Deposit Investment Product Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14474724	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,046.59	12/xx/2023	xx	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.040%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	2.000%	xx	01-xx-2013	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated xx.
The chain of assignment has not been completed, currently the assignment is with xx.
There are no active liens and judgments found against the borrower.
Annual county taxes for the year xxxx-xxxx are paid in the amount of $xxxx.xx. No prior delinquency has been found.

According to the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
The loan has been modified since the origination.
The foreclosure was initiated on the loan in the year xx. The foreclosure complaint was filed on xx and judgment was entered on xx. However, foreclosure was voluntarily dismissed on xx. No more evidences are available regarding current foreclosure status.
The borrower xx. However, debtors were discharged from the bankruptcy on xx and case was closed on xx. The motion for relief from stay was filed on xx.
The reason for default is unable to be determined from the available servicing comments.
The occupancy is unable to be determined from the available loan file. No comments have been found regarding the property damage or repair.
Also, no comments have been found regarding the income impacted due to Covid-xx.

Foreclosure Comments:The foreclosure was initiated on the loan in the year xx. The foreclosure complaint was filed on xx and judgment was entered on xx. However, foreclosure was voluntarily dismissed on xx. No more evidences are available regarding current foreclosure status.
Bankruptcy Comments:The borrower xx. However, debtors were discharged from the bankruptcy on xx and case was closed on xx. The motion for relief from stay was filed on xx.
The modification agreement was made between the xx with the step amortization and with the new principal balance of $xxx,xxx.xx out of which $xxx,xxx.xx has been forgiven. The borrower had promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% beginning from x/x/xxxx and the new maturity date is xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 555 |-xx-xx-195 |-xx-| -35.13513% Comment: 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $154761.37   Tape Value: $45100.00   Variance: $109661.37   Variance %: 243.15159%   Comment: $154,761.37   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 555   Variance: -195   Variance %: -35.13513%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Comment: 80.000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000111010000000   Tape Value: 000022100000099998765432   Variance:    Variance %:    Comment: 000012200000012344444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000010111000000000000   Tape Value: 234567899090000001200000   Variance:    Variance %:    Comment: 444444443210000002210000   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 5278.200%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Cash Out - Other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Cash Out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: FAIL Loan Data  0.000%  Comparison Data 7.193%  Variance -7.193%
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data  0.000%  Comparison Data 7.193%  Variance -7.193%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.193%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "ARM loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the available loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14479163	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,090.72	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.490%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx

The chain of assignment is complete as the subject mortgage is currently assigned to xx

There is an active judgment against the borrower in the amount of xx

There is an active state tax lien against the borrower in the amount of $xxx.xx in favor of "xx

1st and 2nd installment of county taxes for the year xxxx have been paid in the total amount of $x,xxx.xx.
Review of updated payment history as of x/xx/xxxx reveals that loan is delinquent for xx months and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of date is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in bankruptcy. Review of updated payment history as of x/xx/xxxx reveals that loan is delinquent for xx months and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of date is in the amount of $xx,xxx.xx. According to PACER Report, xx had filed bankruptcy under chapter xx with case# xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx The plan was confirmed on xx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of xxx.xx for xx months.
POC was filed on xx with the secured claim in the amount of $xx,xxx.xx and arrearage in the amount of $x,xxx.xx. Bankruptcy is still active.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER Report, xx had filed bankruptcy under chapter xx with case# xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx The plan was confirmed on xx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of xxx.xx for xx months.
POC was filed on xx with the secured claim in the amount of xx and arrearage in the amount of $x,xxx.xx. Bankruptcy is still active.
Loan modification agreement is missing from the loan file. This is a conventional fixed rate mortgage with P&I of xx with the rate of interest xx and a maturity date of the loan is xx The P&I as per updated payment history as of xx is $xxx.xx and rate of interest is x.xxxxx%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. According to the provided tape data the loan has been modified on xx	Credit Application Credit Report	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 596 |-xx-xx-236 |-xx-| -39.59731% Comment: 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1977.19   Variance: $-1977.19   Variance %: -100.00000%   Comment: $0.00   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Uxx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: No Documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14667415	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,432.91	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.501%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx, for the amount of xx
The chain of assignment is complete as the subject mortgage is currently assigned to "xx".

There is an active credit card judgment against the borrower in the amount of $xx in favor of "xx" recorded on xx

There is an active civil judgment against the borrower in the amount of $xx in favor of "xx" recorded on xx

Annual combined tax of xxxx is due for xx/xx/xxxx in the amount of $x,xxx.xx.

Annual city tax of xxxx is due for xx/xx/xxxx in the amount of $xxx.xx.
According to the payment history as of xx/xx/xxxx, the loan is performing and the next due for the regular payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing.

According to the payment history as of xx/xx/xxxx, the loan is performing and the next due for the regular payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx.

According to the collection comment dated x/xx/xxxx, the reason for default was curtailment of income

According to xx, xx debtor had filed bankruptcy under chapter xx with case# xx on xx. POC filed on xx with the secured claim in the amount of xx and with the arrearage of xx. Amended chapter xx plan was filed on xx and it was confirmed on xx. Motion for Relief was filed on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.The debtor was discharged on xx. Motion to reopen the bankruptcy case on xx. No more evidences are available regarding current bankruptcy status.

In the latest xx months no details have been found regarding foreclosure.

No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xx, xx debtor had filed bankruptcy under chapter xx with case# xx on xx. POC filed on xx with the secured claim in the amount of xx and with the arrearage of xx. Amended chapter xx plan was filed on xx and it was confirmed on xx. Motion for Relief was filed on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx.The debtor was discharged on xx. Motion to reopen the bankruptcy case on xx. No more evidences are available regarding current bankruptcy status.	Not Applicable	Credit Application Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Yes. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $0.03   Variance: $-0.03   Variance %: -100.00000%   Comment: $0.00   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000232211322100102   Variance:    Variance %:    Comment: 000000000123343223431121   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 201001223212232000000000   Variance:    Variance %:    Comment: 000000000121134322343321   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: $130689.68   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is change in rate / term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 134 Tape Value: 158 Variance: -24 Variance %: -15.18987% Comment: 134. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* LTV or CLTV exceeds xx (Lvl 2)     "LTV or CLTV exceeds of xx"
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14713037	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,691.01	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	627	Not Applicable	82.478%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx

No single assignment of mortgage is available in the updated title report. The chain of assignment is completed as the subject mortgage is still with the lender, xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual County taxes for xxxx have been paid in full in the amount of xx on xx

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of x/xx/xxxx, the loan is currently performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
The borrower has been self-employed and he has been xx for last xx months.

Update:-
According to the servicing comments, the loan is in bankruptcy.
As per the servicing comments, the debtor filed for bankruptcy under xx with xx on xx As per the comment dated xx the plan was confirmed. Further details not provided.
As per the servicing comments, the foreclosure was initiated on the loan in xxxx, and the complaint was filed on xx The foreclosure was put on hold as the borrower filed for bankruptcy on xx Further details not provided.
As per the comment dated xx the borrower was on a xx trial plan from xx to xx with a monthly amount of xx Further details not provided.
As per the comment dated xx the borrower was approved for a loan modification. As per the modified terms, the interest rate is xx beginning on xx with a maturity date of xx Further details not provided.
As per the comment dated xx the borrower has a claim with the xx because of the recent weather damage. No comments have been found regarding the DOL, estimated amount to repair the damages, or completion of repairs.
As per the comment dated xx the reason for default is curtailment of income.
As per the comment dated xx the subject property is owner occupied.
Foreclosure Comments:Update:-
As per the servicing comments, the foreclosure was initiated on the loan in xxxx, and the complaint was filed on xx. The foreclosure was put on hold as the borrower filed for bankruptcy on xx. Further details not provided.
Bankruptcy Comments:Update:-
As per the servicing comments, the debtor filed for bankruptcy under xx with case xx on xx. As per the comment dated xx the plan was confirmed. Further details not provided.	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: Total Original Debt Ratios xx but tape shows as xx Tape Source: Initial Tape Type:
Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Appraisal report reflects the original Appraised value of the suibject property as xx but tape shows as xx Tape Source: Initial Tape Type:	3: Curable	* DTI > 60% (Lvl 3) "DTI exceeds 60%. The credit report dated xx reflects total debts at $ 1817.03 which equates to a DTI of 82.47%."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller's tape is showing the alert for below-

1. There is an error in Income & Asset calculation. As per prior year 1040, the borrower has been getting the same income which is calculated in final 1003. Assets (179,561.15 + $4,578.84) are considered from the xx Bank Accounts (Locator#xx) and same are reflecting in final 1003 as borrower's assets.

																																																																																																							2. The credit report is reflecting NYS OTDA for Child Support with the balance of $429.00 was reported on March 2019 but this Child support of $429.00 is not included as a liability with total monthly debt for $2,047.00 ($1,618.00 + $429.00)."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14742913	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$655.69	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.450%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	3.580%	xx	01-xx-2020	Financial Hardship	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.
The subject mortgage is at second lien position as there is one active Senior Mortgage against the subject property which was recorded on xx.The final HUD-x reflects the pay-off for above said senior mortgage to the creditor xx. The final title policy does not reflect any prior mortgage. Possible title claim can be filed. The satisfaction of mortgage has not been found. This can be cured if satisfaction of mortgage is made and recorded.

The annual Combined Taxes for xxxx have been paid in the total amount of $xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xx,xxx.xxx.	Collections Comments:The loan is performing. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xx,xxx.xxx.

The loan has been modified twice since origination. The modification agreement was made on x/xx/xxxx with Fixed Amortization. The new principal balance is $xx,xxx.xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from x/xx/xxxx and ends with the maturity date of xx/xx/xxxx. As per balloon rider attached with mod the payment of $xx,xxx.xx is due on the maturity date.

As per PACER report no bankruptcy filing has been found since from loan origination.
No evidence of foreclosure has been found.
The property is owner occupied and no visible damages were reported.
As per comment dated x/xx/xxxx the reason for default is excessive obligations.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified twice since origination. The modification agreement was made on xx with Fixed Amortization. The new principal balance is $xx,xxx.xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from x/x/xxxx and ends with the maturity date of xx/x/xxxx. As per balloon rider attached with mod the payment of $xx,xxx.xx is due on the maturity date.	Affiliated Business Disclosure Credit Application	Field: Amortization Term Months (CE, S&P) Loan Value: 180 Tape Value: 736 |-xx-xx-556 |-xx-| -75.54347% Comment: Amortization term months is 180 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 617   Variance: -437   Variance %: -70.82658%   Comment: Loan Original maturity term monthsis 180   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000100000000000000000   Tape Value: 000007776654321100000000   Variance:    Variance %:    Comment: Payment history string is 000000000100000070200000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000001000000   Tape Value: 000000001323456677700000   Variance:    Variance %:    Comment: Payment history string reversed is 000000000100000070200000   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Note doc shows prepayment penalty.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refinance per application is Unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: cash out percentage exceeds 2.00%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14790120	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,082.00	11/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	300	300	xx	xx	Not Applicable	HELOC	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02-xx-2007	xx	Not Applicable	4.490%	xx	02-xx-2007	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is not completed as the subject mortgage is currently assigned to “xx.” instead of “xx.” There is one state tax lien open against the borrower in the amount of $x,xxx.xx which was recorded on xx in favor of xx. County annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.	Review of the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Loan currently is in bankruptcy. Review of the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%. The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damage or repairs. The current status of the loan is bankruptcy current. The reason for default is not available. As per seller’s tape data, the borrower filed for bankruptcy under Chapter xx with case#xx. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per seller’s tape data, the subject property is owner occupied.

Update:
The current status of the loan is bankruptcy current.
The reason for default is not available.
As per seller’s tape data, the borrower filed for bankruptcy under Chapter xx with xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the foreclosure proceedings were placed on hold when the borrower was bankruptcy filed under chapter-xx on xx. The complaint file was filed on xx.  No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-xx on xx with the Case#xx and the plan was confirmed on xx. The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and with collateral of xx. The plan was confirmed on xx. The plan period shall be a period of xx months. Debtor shall pay $x,xxx.xx Bi-Weekly to the trustee. The POC was filed on xx with the secured claim of xx	Loan modification agreement was made between the borrower and Lender on xx/xx/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. The new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the maturity date is xx. Reason for Modification is Financial Hardship.	Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Prime - WSJ |-xx-| |-xx-| Comment: ARM index type is Not Applicable. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx Variance: -12 (Days)   Variance %:    Comment: First payment date is xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: Interest only term months count is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentation Type is No Documentation.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort potential is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx%   Comment: Original Balance (or Lien Amount) is xx.   Tape Source: Initial   Tape Type:
Field: Pay Change Frequency   Loan Value: Not Applicable   Tape Value: 1 Month   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000100000000000000   Tape Value: NNOPRSTWZYZZZZZZZZYXWVUZ   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444 but tape data shows NNOPRSTWZYZZZZZZZZZZZZZZYXWV.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000001000000000   Tape Value: ZUVWXYZZZZZZZZYZWTSOPONN   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444444 but tape data shows ZAVWXZZZZZZZZZZZZZZYZWPTSOPO.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Property Address Street is xx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: -12 (Days)   Variance %:    Comment: Stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Comment: Unpaid current principal balance (UPB) per payment history is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by all borrower's."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14955518	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$835.54	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.430%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	561	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and was recorded on xx under instrument# xx with “xx” borrower and lender MERS as nominee for “xx” for the amount of xx The chain of assignment has been completed. Currently, the assignee is “xx”. No active judgments/liens have been found against the borrower/subject owner. No, any prior year delinquent taxes have been found. The county taxes for xxxx are due in the amount of $xxx.xx. The county taxes for xxxx are paid off in the amount of $xxx.xx.	As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of xx.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:xx

As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of xx.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
No evidences have been found regarding bankruptcy case and foreclosure process.
As per collection comment dated xx/xx/xxxx, subject property had damaged due to xx. Property has damages with cost of repair $xx,xxx.xx due to natural disaster. No further details have been found regarding damages/repairs in collection comment also latest BPO report is not available. Hence, unable to determine that subject property has been repair or not.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $50.00 |-xx-| $-50.00 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000012100   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																																				Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 001210000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "CE Risk Indicator is Significant due to this loan failed the DTI provided test and this loan failed the NC rate spread home loan test." * ComplianceEase State/Local Predatory Test Failed (Lvl 4) "CE State/Local Predatory Test Failed due to, this loan failed the DTI provided test and this loan failed the NC rate spread home loan test."		* Credit score not provided (Lvl 2) "Credit report is available but credit score is not available in the report." * Missing Required State Disclosures (Lvl 2) "The subject property is located in NC State and required disclosures are missing from the loan file. 1. Credit Property Insurance Disclosure 2. Priority of Security Instrument Disclosure 3. Attorney Selection Disclosure" * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$28,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15101187	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$593.62	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.370%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	533	523	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	xx	Not Applicable	4.999%	xx	7/xx/2016 12:00:00 AM	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed.xx. There is a senior mortgage open against the subject property in the favor of xx in the amount of $xx which was originated on xx and recorded on xx with Bk/Pg# xx. No active judgments or liens have been found.

Updated comment:
As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx
No active judgments or liens were found.
The annual county taxes for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
The foreclosure was initiated in xxxx, and the Lis Pendens located at “xx” was filed on xx with the case number #xx in favor of “xx". Further details were not provided.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx.	Collections Comments:Loan is in performing status. The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx. No foreclosure proceedings have been found. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per conventional interest only Fixed Note interest rate was xx.xx% and P&I was $xxx.xx. The seller tape and payment history as of xx/x/xxxx shows current interest rate is x.xxx% and P&I is $xxx.xx. Seller tape data shows the loan was modified on xx with UPB $xx,xxx.xx. However, the modification document is missing from the loan file. The forbearance agreement (xx) dated x/x/xxxx available in the loan file, but rate and P&I does not match with current rate & P&I.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $14939.08 |-xx-| $-14939.08 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 7/xx/2016   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 570   Variance: -210   Variance %: -36.84210%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -1217 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 387 Tape Value: 427 Variance: -40 Variance %: -9.36768% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "CE risk indicator is Significant due to loan failed the NC rate spread home loan test. The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the NC rate spread home loan test. The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Property is Manufactured Housing (Lvl 2)     "According to appraisal (xx) report dated 10/xx/2008, the subject property is manufactured home. Mortgage legal shows property is a xx mobile home and xx. It also shows “It is the intent of grantor and grantee that said mobile home shall be part of and permanently affixed to the real property"."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan fie."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand date by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15145560	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,728.58	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.390%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	654	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/xx/2020	xx	Not Applicable	5.009%	xx	03/xx/2020	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx Trust. No active judgments or liens have been found. First and second installment county taxes of xxxx have been paid in the total amount of $x,xxx.xx.	The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan and payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan and payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found. As per comment dated x/xx/xxxx, the reason for default is excessive obligation.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified once since the origination on x/x/xxxx with the new principal balance in the amount of $xxx,xxx.xx. The borrower had promised to pay the new modified monthly P&I of $x,xxx.xx with the new interest rate of x.xxx% beginning from x/x/xxxx till x/x/xxxx.	Affiliated Business Disclosure ARM Rider Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 461 |-xx-xx-101 |-xx-| -21.90889% Comment: 360. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: No Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 461   Variance: -101   Variance %: -21.90889%   Comment: 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 62.500%   Tape Value: 51.330%   Variance: 11.170%   Variance %: 11.17000%   Comment: 62.500%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 00000065543x222222222222   Variance:    Variance %:    Comment: 00000MMMMMMM44MMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 222222222222x34556000000 Variance: Variance %: Comment: MMMMMMMMMM44MMMMMMM00000 Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all the borrowers."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file. Appraised value is taken from tape data."
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM Rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, settlement date is 9/xx/2006 which is different from note date 8/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15191964	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$11,376.88	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 11	xx	Not Applicable	Not Applicable	xx	$2,572.50	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	ARM	120	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.383%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	5/xx/2017 12:00:00 AM	xx	xx	4.850%	xx	01-xx-2017	Financial Hardship	The review of updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. The latest assignment is with xx.
There are two HOA Liens (HOA Lien/COA Lien) in the favor of xx in the total amount of amount of $x,xxx.xx which was recorded onxx.
There are two civil judgments in the favor of xx in the total amount of $xxx.xx which was recorded on xx.
The annual installment of county jurisdiction tax of xxxx has been paid in the amount of $xx,xxx.xx on xx/xx/xxxx.
No any prior year taxes are delinquent as per updated title report.	The review of updated payment history as of x/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xxx,xxx.xxx & deferred balance of modification in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in collection and the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is property problem.
The loan modification agreement was made between (borrower) xx.
The servicing comment dated x/xx/xxxx states that the forbearance plan were beginning from x/xx/xxxx to x/xx/xxxx, and the borrower were agreed to pay $xxxx.xx, which should be applied to a suspense account.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Foreclosure Comments:According to the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. The foreclosure was referred to an attorney oxx. However, the foreclosure put on hold due to due to loss mitigation workout x/xx/xxxx. Further details regarding the foreclosure are not available.
Bankruptcy Comments:According to the PACER, the debtor "xx" had filed for bankruptcy under xx. The date of last filing bankruptcy is xx. The plan was confirmed on xx. The POC was filed on xx, the POC amount is xx and the arrearage amount is xx. Motion for relief was filed on xx. The case has been terminated on xx.	This loan modification agreement was made between (borrower) xx.
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $x,xxx.xx beginning from x/x/xxxx. The maturity is xx. The interest bearing amount is $xxx,xxx.xx and deferred balance in the amount of $xxx,xxx.xx. There is no provision for the balloon payment.	Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK filed on xx. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Current occupancy read has Owner.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC put on hold due loss mitigation workout.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $xx Comment: deferred balance amont is $236836.10.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx Comment: Deferred principal per payment history is $xx Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2017   Tape Value: 6/xx/2017   Variance: -3 (Days)   Variance %:    Comment: Doc date of last modification is 5/xx/2017.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income or Assets   Variance:    Variance %:    Comment: 1003 is availabe in loan file.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001000000000000000000   Tape Value: 543210000543210000000121   Variance:    Variance %:    Comment: Payment history string is 443210000MMMMMM1000001M.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000100000   Tape Value: 121000000212345000032345   Variance:    Variance %:    Comment: Payment history string reversed is M10000001MMMMMM000012344.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Comment: Principal balance stated in MoD is xx Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Variance:    Variance %:    Comment: Property address street read asxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per appraisal report, subject property type is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15213574	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,621.08	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.150%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/xx/2019	xx	xx	2.375%	xx	07/xx/2019	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior mortgage against subject property which is in the amount of xx
There are four junior judgments against borrower which are in the total amount of $xx.
Annual county taxes for the year of xxxx-xx have been paid in the amount of $xx,xxx.xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.	Collections Comments:Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx. No further information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of x/x/xxxx and a new principal balance is $xxx,xxx.xx to a step modification and the rate started from x.xxx% and borrower had given promise to pay P&I in the total amount of $x,xxx.xx beginning on x/x/xxxx with a new maturity date of x/x/xxxx. The rate changes in x steps ending at x.xxx%.
The borrower had also given the promise to pay the deferred balance in the amount of $xxx,xxx.xx and the maturity date is x/x/xxxx. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 365/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000009998765444321000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000123444767899900000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $609333.71   Tape Value: $423843.11   Variance: $185490.60   Variance %: 43.76397%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1 and Fee itemization are also not available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15238636	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,396.56	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	624	717	78.605%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07-xx-2018	xx	xx	4.125%	xx	01-xx-2018	Financial Hardship	As per the review of the updated title report dated xx
The chain of assignment has been completed. Currently, the mortgage is withxx
No active liens and judgments against the borrower/property.
1st and 2nd installments of county taxes for the year xxxx have been paid in the total amount of $x,xxx.xx.
According to the payment history as of x/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx excluding the deferred balance of $xx,xxx.xx.	Collections Comments:The loan is currently in collections. According to the payment history as of x/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx excluding the deferred balance of $xx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is curtailment of income.
As per the comment dated x/xx/xxxx, the subject property is occupied by the owner. No damage or repairs have been found.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-xx.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx the file was referred to an attorney on xx As per the tape data the complaint was filed on xx However, as per the comment dated xx the foreclosure was put on hold due to loss mitigation activity.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx between the borrower xx
The new principal balance is in the amount of xx and the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xxx% beginning from xx till the maturity date of xx The interest bearing amount is xx and deferred balance is in the amount of $xx,xxx.xx. Previously the loan was modified in the year of xx
Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in fc is Yes   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 8xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxTape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* DTI > 60% (Lvl 2)     "As per the application total monthly income is xx however; the monthly total debt is in the amount of xx hence the DTI is xx which is greater than xx
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the note date the transaction date is xx however; as per the HUD-1 the settlement date is xx which is different from the note date."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15356458	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$700.07	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.760%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/xx/2019	xx	Not Applicable	4.884%	xx	09/xx/2019	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx which was recorded on xx. The chain of assignment has been completed. The current assignment is with xx. There is a junior mortgage against the subject property in favor of xx recorded on xx in the amount of xx. The combined annual taxes for the year of xxxx are paid in the amount of $xxx.xx.
Update:-
The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx, which recorded on xx with book/page# xx in the amount of xx in favor of xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
There is one active prior mortgage available in the updated title report against the subject property in the total amount of xx in favor of “xx" and it was recorded on xx
The annual county taxes for xxxx are paid in the amount of $xxx.xx on x/xx/xxxx.
No prior year’s delinquent taxes have been found in the updated title report.	As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
Update:
According to the payment history seller’s tape dated xx/xx/xxxx, the borrower is current with the loan. The last payment received is unable to be determined. The next due date, as per tape, is xx/xx/xxxx. The P&I is $xxx.xx. The UPB is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx. The step loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xx,xxx.xx. The borrower promised to pay $xxx.xx monthly with starting interest rate of x.xx%. The first modified payment date is xx and the maturity is xx. No any damages have been found to the subject property. The subject property is owner occupied. Update: The current status of the loan is bankruptcy current. According to the payment history on the seller’s tape dated xx/xx/xxxx, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/xxxx. The P&I is $xxx.xx. The UPB is $xx,xxx.xx. As per the servicing comment dated xx/xx/xxxx, the borrower had filed the bankruptcy under chapter xx with case#xx on xx. As per the servicing comment dated xx/xx/xxxx, trustee pays arrears and bankruptcy is still active. Further details were not available. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied. No comments have been found stating the borrower’s income was impacted by Covid-xx.

Update:
The current status of the loan is bankruptcy current.
According to the payment history on the seller’s tape dated xx/xx/xxxx, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/xxxx. The P&I is $xxx.xx. The UPB is $xx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the borrower had filed the bankruptcy under chapter xx with case#xx on xx. As per the servicing comment dated xx/xx/xxxx, trustee pays arrears and bankruptcy is still active. Further details were not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx. Schedule D of voluntary petition shows the amount of claim as xx and collateral value as xx. Therefore, there is no unsecured portion. The debtor had filed the amended chapter xx plan on xx which was confirmed on xx. As per the stipulated order (Doc#xx), the loan was modified. The creditor had filed the first POC on xx with secured claim amount of xx and arrearage of xx. The chapter xx case was converted into chapter xx on xx. The chapter xx case was discharged on xx

Update: As per the servicing comment dated xx/xx/xxxx, the borrower had filed the bankruptcy under chapter xx with case#xx on xx. As per the servicing comment dated xx/xx/xxxx, proof of claim is filed on xx. As per the servicing comment dated xx/xx/xxxx, trustee pays arrears and bankruptcy is still active. Further details were not available.	The step loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xx,xxx.xx. The borrower promised to pay $xxx.xx monthly with starting interest rate of x.xx%. The first modified payment date is xx and the maturity is xx	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK docs in file. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No MI   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Active REO   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx    Comment: Mod Step Date is correct per Modification Agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.884%   Tape Value: 5.884%   Variance: -1.000%   Variance %: -16.99524%   Comment: Mod Step Rate is correct per Modification Agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Comment: Mod Step Date is correct per Modification Agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 5.884%   Tape Value: 6.884%   Variance: -1.000%   Variance %: -14.52643%   Comment: Mod Step Rate is correct per Modification Agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Comment: Mod Step Date is correct per Modification Agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 6.884%   Tape Value: 7.884%   Variance: -1.000%   Variance %: -12.68391%   Comment: Mod Step Rate is correct per Modification Agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx    Comment: Mod Step Date is correct per Modification Agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 7.884%   Tape Value: 8.884%   Variance: -1.000%   Variance %: -11.25619%   Comment: Mod Step Rate is correct per Modification Agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: xx   Comment: Mod Step Date is correct per Modification Agreement.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 8.884%   Tape Value: 9.884%   Variance: -1.000%   Variance %: -10.11736%   Comment: Mod Step Rate is correct per Modification Agreement.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMM101012000044444444444   Tape Value: 000000010112655554443333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444440000210101MMM   Tape Value: 333344455656211010000000   Variance:    Variance %:    Comment: Payment History String Reversed   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Comment: Mod Step Date is correct per Modification Agreement. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1, estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15453622	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.950%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	549	60.927%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	4.000%	xx	01-xx-2016	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and which was recorded on xx with the instrument #xx in the amount of xx with MERS as nominee for xx The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx. However; it should be with xx. Active mortgages, liens, and judgments: There is a real estate lien which was recorded on xx in the amount of xx in favor of xx. However the supporting document is not available to verify the property address and the lien amount. There is a water/sewer lien which was recorded on xx in the amount of $xx in favor of xx. There is a Civil Judgment lien which was recorded on xx in the amount of$xx in favor of xx. There is a child support lien which was recorded on xx in the amount of $xx in favor of xx. There are two Criminal Judgment (Civil Judgment) liens which were recorded on xx and xx in the amount of $xx and $xx in favor of xx. There is one Credit Card Judgment (or Consumer Debt)) lien which was recorded on x/xx/xxxx in the amount of $xx in favor of xx. There is one Credit Card Judgment (or Consumer Debt) lien which was recorded on xx/xx/xxxx in the amount of $xx in favor of xx. There is one Credit Card Judgment (or Consumer Debt) lien which was recorded on xx/xx/xxxx in the amount of $xx in favor of xx.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The loan modification recast agreement was made on x/xx/xxxx between the borrower xx and lender xx. As per the comment dated x/xx/xxxx, the reason for default is excessive obligations. As per the comment dated x/xx/xxxx, the subject property is occupied by the owner. No damage or repairs have been found. As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-xx.
Update:
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxxxxx.xx.
The foreclosure was not initiated.
As per the comment dated xx/xx/xxxx, the borrower filed bankruptcy under chapter xx with the case#xx. The notice of payment change was filed on xx/xx/xxxx. The post-petition due date is xx.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower Colleen xx had filed for bankruptcy under Chapter-xx with the case# xx on xx. The POC was filed on xx with secured claim in the amount of xx and the arrearage amount of $x,xxx.xx. The schedule D of Voluntary Petition shows that does not contain any unsecured portion. There is no comment indicating a cram-down. The plan was confirmed on xx and the debtor(s) propose to pay the Trustee the sum of $xxx.xx per month for xx months and $xxx.xx per month for xx months. Currently the loan is in active Bankruptcy.

Update:
As per the comment dated xx/xx/xxxx, the borrower filed bankruptcy under chapter xx with the case#xx. The notice of payment change was filed on xx. The post-petition due date is xx.	The loan modification recast agreement was made on x/x/xxxx between the borrower xx and lender xx. The new principal balance is in the amount of $xxx,xxx.xx and the borrower promise to pay the new P&I $xxx.xx with the interest rate steps up in x steps beginning with x.xx% and ending at x.xx%. The modification first payment was due on x/x/xxxx. The maturity date is x/x/xxxx. The interest bearing amount is $xxx,xxx.xx. The interest bearing principal will be further reduced by the xth year U.S. Treasury pay-for-performance incentive of $x,xxx.xx. Previously the loan was modified in the year of xxxx.	Field: Borrower #2 Last Name Loan Value: xx Tape Value: DAVIS |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2016   Tape Value: 5/xx/2010   Variance: 2223 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan amortization type of mod id Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 5/xx/2017   Tape Value: 4/xx/2017   Variance: 33 (Days)   Variance %:    Comment: The modification contains different rates and P&I at specific time periods.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 5/xx/2018   Tape Value: 4/xx/2018   Variance: 30 (Days)   Variance %:    Comment: The modification contains different rates and P&I at specific time periods.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111222233332311113443222   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 234221232412324123221423.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 222344311313233332212111   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is 324122321423214232122432.   Tape Source: Initial   Tape Type:
Field: Property County Loan Value:xx Comment: The property county is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																																								* DTI > 60% (Lvl 2) "As per 1003 dated 05/xx/2007, the total monthly income is in the amount of $3500.00 and the total monthly expenses are in the amount of $3367.43. Hence, the DTI is calculated as 96.212% which is exceeding 60% DTI limit."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15599107	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,095.27	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.075%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.023%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2008 12:00:00 AM	xx	Not Applicable	6.000%	xx	01-xx-2008	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. The last assignment is with xx.
Active liens and judgment:
There is one Credit Card Judgment (or Consumer Debt) Lien which was recorded on xx.
First installment city taxes for the year of xxxx have been paid for the amount of $xxx.xx and second installment taxes are due on x/xx/xxxx in the amount of $xxx.xx.
No prior year delinquent taxes are found.

As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan and the next due date for payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and the current PITI is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
Collections Comments:According to the review of the servicing comments, the loan is in bankruptcy. As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan and the next due date for payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and the current PITI is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The reason for the default of the borrower was an illness of the borrower.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
As per the BPO report dated x/xx/xxxx located at xx, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.

Update:-
As per the comment dated xx the motion to dismiss the case was filed by the trustee.
As per the tape data the current status of the loan is bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx. The POC was filed on xx. The POC amount of claim is xx and the amount of arrearage is xx.The schedule D of Voluntary Petition shows that contains the Amount of claim Do not deduct the value of the collateral is xx. There is no comment indicating a cram-down. The bankruptcy plan was confirmed on xx. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx.

Update:-
As per the comment dated xx, the motion to dismiss the case was filed by the trustee.	The loan was modified on xx. The new modified principal balance as per modification is in the amount of $xx,xxx.xx with an interest rate of x.xx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx. The interest-bearing amount is $xx,xxx.xx. There is no deferred balance and principal forgiven.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xxTape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: xxTape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xxTape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxTape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15634628	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,354.22	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.140%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	570	606	56.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/xx/2020	xx	Not Applicable	5.750%	xx	03/xx/2020	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed as the subject mortgage is currently assigned to xx.
No active judgments or liens have been found.

Annual county taxes for the year xxxx have been due in the amount of xx.	Review of updated payment history as of xx/xx/xxxx shows that the borrower has been delinquent for x months and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The current UPB is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections.
Review of updated payment history as of xx/xx/xxxx shows that the borrower has been delinquent for x months and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The current UPB is in the amount of xx.
As per comment dated x/xx/xxxx, the borrower stated the reason for default is "curtailment of income".
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.

Update:
The current status of the loan is current.
As per xx report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
No evidence has been found regarding litigation and contested matter.
As per the servicing comment dated xx/xx/xxxx, the reason for default is covid-xx impact.
No information has been found regarding the forbearance plan.
As per the servicing comment dated xx/xx/xxxx, the comment shows trail modification started on xx/xx/xxxx.
As per servicing comment dated xx/xx/xxxx, the property occupancy is stated as owner occupied.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the borrower’s income has been impacted due to Covid-xx.
Foreclosure Comments:As per the servicing comments, the foreclosure was referred to attorney on xx; however, foreclosure was put on hold due to loss mitigation workout on xx and the file was closed on xx.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on x/x/xxxx. The borrower promises to pay the new UPB in the amount of xx with interest rate starting at x.xxx% and the modified P&I is in the amount of $x,xxx.xx beginning from xx.	Affiliated Business Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 197 |-xx-| 163 |-xx-| 82.74111% Comment: 360 Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: D   Tape Value: MCDUFF   Variance:    Variance %:    Comment: D   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/xx/2020   Tape Value: 2/xx/2020   Variance: -27 (Days)   Variance %:    Comment: 2/xx/2020   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1308 (Days)   Variance %:    Comment: 8/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000232111110144444444444   Tape Value: 332311100333333332233332   Variance:    Variance %:    Comment: 12342310MMMMMMM444423443   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444441011111232000 Tape Value: 233332233333333001123233 Variance: Variance %: Comment: 344324444MMMMMMM01324321 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value is unable to confirm."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15654917	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$158.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.470%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/xx/2018	xx	Not Applicable	4.860%	xx	07/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
No active judgment or liens have been found.
The annual county taxes of xxxx are due in the amount of $xxx.
The annual county taxes of xxxx have been paid in the amount of $xxx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx. The borrower xx and the plan is not confirmed yet. The case was converted to chapter x on xx The bankruptcy was discharged on xx and the case was terminated on x/xx/xxxx. The date of the last filing the bankruptcy was x/xx/xxxx. The loan modification agreement was made between the borrower xx and the lender xx on xx The loan has been modified twice since origination. Previously, the loan was modified on xx No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and the plan is not confirmed yet. The case was converted to chapter x on xx The bankruptcy was discharged on xx and the case was terminated on xx The date of the last filing the bankruptcy was xx	The loan modification agreement was made between the borrower xx and the lender xx on x/x/xxxx. The modified UPB is $xx,xxx.xx with an interest rate of x.xxx % and a P&I of $xxx.xx. The first payment started from x/x/xxxx with the maturity date of x/x/xxxx. There is no provision for the balloon payment and it has x modification steps. The loan has been modified twice since origination. Previously, the loan was modified on x/xx/xxxx.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Post close bankruptcy found. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amorttization type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 7/xx/2018   Tape Value: 7/xx/2023   Variance: -1826 (Days)   Variance %:    Comment: Mod Step 1 date is 7/xx/2018.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.860%   Tape Value: 5.860%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 1 rate is 4.860%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 7/xx/2023   Tape Value: 7/xx/2024   Variance: -366 (Days)   Variance %:    Comment: Mod Step 2 date is 7/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 5.860%   Tape Value: 6.860%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 2 rate is 5.860%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 7/xx/2024   Tape Value: 7/xx/2025   Variance: -365 (Days)   Variance %:    Comment: Mod Step 3 date is 7/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 6.860%   Tape Value: 7.860%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 3 rate is 6.860%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 7/xx/2025   Tape Value: 7/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Mod Step 4 date is 7/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 7.860%   Tape Value: 8.860%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 4 rate is 7.860%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 7/xx/2026   Tape Value: 7/xx/2027   Variance: -365 (Days)   Variance %:    Comment: Mod Step 5 date is 7/xx/2026.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 8.860%   Tape Value: 9.860%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 5 rate is 8.860%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000121000000000000000101   Tape Value: 000222222222222111100000   Variance:    Variance %:    Comment: Payment history string is 0000M2222222222221110000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 101000000000000000121000   Tape Value: 000001111222222222202000   Variance:    Variance %:    Comment: Payment history string reversed is 0000M2222222222221110000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: 1003 is missing.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/xx/2058   Tape Value: 11/xx/2023   Variance: 12604 (Days)   Variance %:    Comment: Stated maturity date is 6/xx/2058.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type is Manufactured Hosuing. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination located at xx” shows the type of subject property as a manufactured home without serial#.. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the short form title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title shows separate assessment for land and improvements. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Tennessee. The following state disclosures are missing from the loan file.
1.Placement of Insurance Disclosure
2.Availability of Title Insurance
3.TN Consent to Disclosure of Insurance Information
4.Choice of Agent/insurer
5.Insurance Solicitation/Post Commitment"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15872945	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$565.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.645%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	518	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	5.925%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx.
No active judgment or liens have been found.
The annual combined taxes of xxxx have been paid in the amount of $xxx.
No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx. The comment dated xx/xx/xxxx states that the reason for default was reduction of income. The borrower xx had deceased on x/xx/xxxx. However, the death certificate is located at xx. The loan modification agreement was made between the borrower xx and the lender xx. The loan has been modified twice since origination. Previously, the loan was modified on x/xx/xxxx. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx. The modified UPB is $xx,xxx.xx with an interest rate of x.xxx % and a P&I of $xxx.xx. The first payment started from x/x/xxxx with the maturity date of xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified twice since origination. Previously, the loan was modified on x/x/xxxx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Borrower last name is xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2019   Tape Value: 1/xx/2024   Variance: -1826 (Days)   Variance %:    Comment: Mod Step 1 date is 1/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 5.925%   Tape Value: 6.925%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 rate is 5.925%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 1/xx/2024   Tape Value: 1/xx/2025   Variance: -366 (Days)   Variance %:    Comment: Mod Step 2 date is 1/xx/2027.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 6.925%   Tape Value: 7.925%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 2 rate is 6.925%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 1/xx/2025   Tape Value: 1/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Mod Step 3 date is 1/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 7.925%   Tape Value: 8.925%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 3 rate is 7.925%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 1/xx/2026   Tape Value: 1/xx/2027   Variance: -365 (Days)   Variance %:    Comment: Mod Step 4 date is 1/xx/2026.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 8.925%   Tape Value: 9.925%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 4 rate is 8.925%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 1/xx/2027   Tape Value: 1/xx/2028   Variance: -365 (Days)   Variance %:    Comment: Mod Step 4 date is 1/xx/2027.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 9.925%   Tape Value: 10.925%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 5 rate is 9.925%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000013321110000000004   Variance:    Variance %:    Comment: Payment history string is 0000000MM123311000000MMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 400000000111123310000000   Variance:    Variance %:    Comment: Payment history string reversed is 0000000MM123311000000MMM.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: xx   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per application is Cash out-other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD1 is Cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 12/xx/2058 Tape Value: 11/xx/2029 Variance: 10608 (Days) Variance %: Comment: Maturity date is 12/xx/2058. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "This loan failed the OK HOEPA higher-priced mortgage loan test.
This loan failed the OK HOEPA higher-priced mortgage loan document type test.
This loan failed the OK HOEPA Higher-Priced Required Escrow Account Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the OK HOEPA higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the Oklahoma Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the Oklahoma HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

This loan failed the OK HOEPA higher-priced mortgage loan document type test due to one of the following findings.
The loan is a higher-priced mortgage loan and the document type of the loan is "No Asset Verification," "No Asset or Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or The documentation type of the loan was not provided. The documentation type is one of sexxl factors that should be considered when making any higher-priced mortgage loan.

This loan failed the OK HOEPA Higher-Priced Required Escrow Account Test.
This loan is a higher-priced mortgage consummated on or after July 11, 2009 and either:
Fails to collect reserves for the payment of homeowner's insurance and property taxes for properties that are not a condominium or high rise condominium; or
Fails to collect reserves for the payment of property taxes for condominium or high rise condominium.
Except for loans secured by shares in a cooperative and for certain condominium units, a creditor may not extend a loan secured by a first lien on a principal dwelling unless an escrow account is established before consummation for payment of property taxes and premiums for mortgage-related insurance required by the creditor, such as insurance against loss of or damage to property, or against liability arising out of the ownership or use of the property, or insurance protecting the creditor against the consumer's default or other credit loss."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Oklahoma. The following state disclosures are missing from the loan file.
1.OK Title protection notice
2.Insurance Disclosure
3.NSF Fee Disclosure
4.Over-the-limit fees
5.Notice of Rights to Obtain a Security Freeze"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is not affixed. An Appraisal Report at the origination is missing from the loan file and the tape data shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the short form title policy. But, VIN xx mentioned on the legal of mortgage.. The tax certificate attached with the updated title shows separate assessment for land and improvements. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16021637	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,431.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	xx	VA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	43.387%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
At the time of origination borrower is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Performing Tape Value: Collections, < 60 Days |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: XX0000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000XX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Uninsurable VA loan. As per document located at "xx", the borrower must have had a previous VA loan, which he has not. No further information has been found."
																																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure to the Borrower(s) on LE dated 07/xx/2019 discloses the loan will not be transferred and the originator will service the loan."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16028572	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,220.78	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.386%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	Not Applicable	6.386%	xx	01-xx-2012	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx for the amount of xx which was recorded on xx
Chain of assignment has been completed. Currently, the assignment is with the “xx”.
There is one junior mortgage against the subject mortgage in the favor of xx. for the amount of xx which was recorded on xx
There are x junior state tax liens against the borrower xx in the favor of xx for the total amount of xx which was recorded on different dates.
First and second installment county taxes for the year of xx been paid in the amount of xx
No prior year delinquent taxes have been found.

Update:-
According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is one junior mortgage active against the property in favor of “xx” which was originated on xx and recorded on xx in the amount of xx
There is one divorce judgment against the borrower in favor of “xx” which was recorded on xx in the amount of xx
There are two state tax liens against the borrower in favor of “xx” which were recorded on xx and xx in the total amount of xx
The first and second installments of county taxes for xxxx have been paid in the total amount of xx
The first installment of county taxes for xxxx is due on xx in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xx,xxx.xx.
Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
As per the comment dated xx the forbearance plan advised for xx days. As per the comment dated xx the borrower is not impacted by covid-xx.
The loan was modified on xx between the borrower xx and the lender xx As per the modified terms, the new principal balance is xx The borrower has promised to pay in the amount of $xxx.xx and the interest rate of x.xxx%. The loan was modified in x steps.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the BPO report dated xx which is located at “xx”, the subject property is owner occupied. The subject property is in axxge condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx between the borrower xx and the lender xx As per the modified terms, the new principal balance is xx The borrower has promised to pay in the amount of $xxx.xx and the interest rate of x.xxx%. The loan was modified in x steps.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: Interest calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan was modified on 2012.   Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: Not Applicable   Tape Value: 36   Variance:    Variance %:    Comment: Note does not show the prepayment penatly terms.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 8 (Days) Variance %: Comment: Stated maturity date us xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16203219	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,037.09	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	66.592%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of mortgage assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
Annual combined taxes of xxxx have been paid in the total amount of $xxxx.xx
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:Loan is performing.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
At the time of origination borrower was working as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	Field: MI Company Loan Value: Exx |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 66.592%   Tape Value: 53.432%   Variance: 13.160%   Variance %: 13.16000%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 51.060% Tape Value: 40.970% Variance: 10.090% Variance %: 10.09000% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* DTI > 60% (Lvl 4) "The Borrower calculated income is $1698.00 and total expenses are in the amount of $1130.80 due to which DTI exceeds 60%."	* Income documentation does not meet guidelines (Lvl 3) "2017 year W2 is missing from the loan file.

2 years Tax transcripts are missing from the loan file.

Documents for Prior Organization to validate the 2 year employment history are missing."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, borrower(S) was not employed as disclosed as of the closing date. As per VVOE xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required Disclosures (Lvl 3)     "TAX information sheet is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing Transfer disclosure is missing from the loan file."
* Reverification within 10 days is missing (Lvl 3)     "Verbal Verification is dated xx.  VVOE is 10 days prior to closing/funding."
* The Credit LOX is missing (Lvl 3) "The source document to verify the included liability "Appraisal Fee" $23.75 is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The Borrower calculated income is $1698.00 and total expenses are in the amount of $1130.80. The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 63.281%. The loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible with DTI 46.77%. We have considered the lowest income to qualify the borrower due to which the DTI has been exceeded 46.77% to 63.281%. Income documents to verify the borrower 2 year employment history are missing from the loan file. 2017 year W2 is missing from the loan file. 2 years Tax transcripts are missing from the loan file. SOL expired. Downgraded to LVL 2."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the qualified mortgage DTI threshold test. ( 12 CFR §1026.43(e)(2)(vi) )
This loan has a qualified mortgage DTI of 63.281%.
A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent, calculated in accordance with Appendix Q.
SOL expired. Downgraded to LVL 2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 63.281% as the Borrower calculated income is $1698.00 and total expenses are in the amount of $1130.80 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible with DTI 46.775.” SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16312040	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,554.59	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	24.430%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	2.500%	xx	01-xx-2019	Financial Hardship	The Updated title report dated x/xx/xxxx shows that the mortgage was originated xx.
The chain of the assignment has been completed. The current assignment is with xx.
There are three HOA liens against the property xx.
There is a mechanics lien active xx.
The annual installments of county taxes for the year of xxxx have been paid in the amount of $xxxx.xx. The current ownership is vested in the name of xx.

Update
As per the Updated title report dated x/xx/xxxx shows that the mortgage xx.
There are three HOA liens against the property xx.
There is a mechanics lien active in the amount of xx.
The annual county taxes for xxxx-xxxx were paid off in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found pending.	The review of the payment history shows that, the borrower is currently delinquent from more than x months and the next due date is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.x%.

Update:
As per review of the payment history dated as of x/xx/xxxx, the borrower has been delinquent for x months. The last payment received is unable to be determined. The next due date, as per tape, is x/xx/xxxx. The UPB is unavailable. The latest payment history is missing from xx/xx/xxxx to xx/xx/xxxx and from x/xx/xxxx to xx/xx/xxxx.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is excessive obligation.
The comment history dated xx/xx/xxxx shows that the property was flooded and the roof, pool were damaged. The comment history dated x/xx/xxxx states that the home has x foot drop. The total amount of damage has not been found. The BPO report dated xx does not show any damage. However, it indicates that the property is in axxge condition.
The borrower is currently delinquent from more than x months and the next due date is for xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.x%.

Update:
The current status of the loan is active bankruptcy.
The latest payment history is missing from the loan file. According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.
As per servicing comment dated xx/xx/xxxx, the borrower filed for xx.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per servicing comment dated xx/xx/xxxx, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:According to servicing comments foreclosure referral was completed on xx. However, foreclosure was placed on hold due to bankruptcy filing xx. No more evidences are available regarding current foreclosure status.
Bankruptcy Comments:According to xx filed bankruptcy under xx. POC was filed xx. The xx. xx. No evidence of cram down.	The loan was modified once since the origination on x/x/xxxx with the new principal balance is in the amount of $xxx,xxx.xx. The borrower had promised to pay the new modified monthly P&I of $x,xxx.xx with the new interest rate of x.xxx% beginning from x/x/xxxx and the new maturity date is x/x/xxxx.	Credit Report Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 639 |-xx-xx-279 |-xx-| -43.66197% Comment: The loan original term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is evidence of foreclosure has been found.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $15.00   Variance: $-15.00   Variance %: -100.00000%   Comment: Deferred is $0.00   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2019   Tape Value: 8/xx/2019   Variance: -31 (Days)   Variance %:    Comment: doc date of mod is 7/xx/2019.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: 3/xx/2020   Tape Value: 3/xx/2020   Variance: -1 (Days)   Variance %:    Comment: 5/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: The doc type is Full Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 639   Variance: -279   Variance %: -43.66197%   Comment: The loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000001110122233343343334   Tape Value: 998765432010021101235432   Variance:    Variance %:    Comment: The string is 4444444321010mmmm0112233   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 433343343332221011100000   Tape Value: 234532101020010234587899   Variance:    Variance %:    Comment: The pay history string is 4444444321010mmmm0112233.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
																																																																																																								* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16344015	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$1,281.73	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.380%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.683%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the assignee is “xx

There is HOA lien against the subject property in the amount of $xx which was recorded on x/xx/xxxx in the favor of xx

The county/school/other taxes for xxxx are due in the amount of $x,xxx.xx.

No prior year delinquent taxes have been found.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Comments:
SPS Comment History.xlsx

The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.

No visible damages have been found in available collection comments.

At time of origination Borrower was working as xx
As per PACER, debtor " xx” had filed the bankruptcy under xx. The plan was confirmed on xx The POC was filed by subject creditor on xx with the claim amount of xx and arrearage is in amount of xx Currently loan is in active BK case. No further details have been found.

No evidences have been found regarding foreclosure process.

The seller provided tape data and collection comment shows that borrower’s income has been impacted by covid-xx. Forbearance plan was approved another x months. The comment dated xx shows that the forbearance was extended for x months. No further details have been found.

At time of origination Borrower was working as xx
Update:
The current status of the loan is in foreclosure.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated in year xx with the loan. As per servicing comments dated xx the foreclosure sale was scheduled on xx No more evidence is available in the latest xx months servicing comments regarding further foreclosure proceedings.
No evidence has been found regarding litigation and contested matter.
As per the servicing comment dated xx the reason for default is covid-xx impact.
As per comment dated xx the borrower was on covid-xx forbearance plan that started on xx
As per comment dated xx the comment shows the trial period modification started on xx
As per servicing comment dated xx the property occupancy is stated as owner occupied.
No information has been found related to damage or repairs.
As per servicing comment dated xx the borrower’s income has been impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments: As per PACER, debtor "xx” had filed the bankruptcy under xx. The plan was confirmed on xx/xx/xxxx. The POC was filed by subject creditor on xx with the claim amount of xx and arrearage is in amount of xx Currently loan is in active BK case. No further details have been found.

Not Applicable	Credit Report Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Amortization Term Months (CE, S&P) Loan Value: 180 Tape Value: 189 |-xx-xx-9 |-xx-| -4.76190% Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $785.11   Variance: $-785.11   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 8/xx/2018   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 3/xx/2020   Tape Value: 6/xx/2020   Variance: -92 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 5/xx/2020   Variance: 1334 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 165   Variance: 15   Variance %: 9.09090%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004444444444444444444   Tape Value: 333323210000001000100000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444400000   Tape Value: 000001000000000012333333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2031 Tape Value: 6/xx/2032 Variance: -274 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance Ease risk indicator is moderate as loan is failing for Charges That In Total Cannot Increase More Than 10% Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 08/xx/2016. Revised CD dated 08/xx/2016 reflects Lender Credit at $732.45, however, Initial LE dated 07/xx/2016 reflects Lender Credit at $862.55. This is decrease of $785.89 for fee which has 0% tolerance test."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Transmittal (1008) is Missing (Lvl 3) "1008 is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16352316	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,230.78	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.350%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xxxx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
No active liens and judgments have been found against the borrower and subject property.
Annual County taxes for xxxx have been paid off on x/xx/xxxx in the amount of $xxx.xx.
Annual County taxes for xxxx are due on x/xx/xxxx in the amount of $xxxx.xx till good through date of x/xx/xxxx.

The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.
Collections Comments:
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.

As per comment dated xx/xx/xxxx, the reason for default is work is slow.

According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case#xx. As per chapter-xx dated xx, debtor shall pay to trustee in the amount of $xxxx.xx per month for xx months and the plan was confirmed onxx.

Schedule D in voluntary petition dated xx states; the amount of claim without deducting value of collateral was $xx. However, unsecured portion remain as $x.xx.

POC was filed by xx, in the secured claim amount of xx.
The debtor was dismissed on xx.

No evidence has been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
According to the PACER, xx(borrower) had filed bankruptcy under chapter-xx with the case#xx. As per chapter-xx dated x/xx/xxxx, debtor shall pay to trustee in the amount of $xxxx.xx per month for xx months and the plan was confirmed on xx.

Schedule D in voluntary petition dated xx states; the amount of claim without deducting value of collateral was $xx. However, unsecured portion remain as $x.xx.

POC was filed by Cxx, in the secured claim amount of xx.
The debtor was dismissed on xx.
Unavailable	Credit Application Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: A   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2071.77   Variance: $-2071.77   Variance %: -100.00000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 6/xx/2016   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 156   Variance: 84   Variance %: 53.84615%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.35000%   Tape Value: 9.35760%   Variance: -0.00760%   Variance %: -0.00760%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000100011221111232222   Tape Value: 000000000001100002111110   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222232111122110001000000   Tape Value: 011111200101100000000000   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 103 Tape Value: 113 Variance: -10 Variance %: -8.84955% Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "This loan failed the DTI provided test. (NC HB 1817 Section 4(c) (SL2007-0352)) The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan. PLEASE NOTE: This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums. See Legislative Summary Alert (below) for full repayment ability requirements.
This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full Compliance Analyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the DTI provided test. (NC HB 1817 Section 4(c) (SL2007-0352)) The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan. PLEASE NOTE: This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums. See Legislative Summary Alert (below) for full repayment ability requirements.
This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full Compliance Analyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."	* Lost Note Affidavit (Lvl 3) "Original note is damaged / lost, and lost note affidavit found in the loan file at locator “xx". However a duplicate copy available in loan files."
																																																																																																							* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16372483	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$318.60	12/xx/2023	xx	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	694	583	14.161%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	xx	Unavailable	4.875%	xx	Unavailable	Unavailable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx.
There is one junior mortgage against the subject property in the xx.
There is one notice of judgment lien against the borrower in the favor xx.
Combined annual taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&J is $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan present status is performing.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx.  The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&J is $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is illness of borrower. No details have been found regarding covid-xx.
The loan was modified on xx/xx/xxxx with the modified new principal balance of xx. The borrower has promised to pay the amount of $xxx.xx with an interest rate of x.xxx%. As per the comment dated xx/xx/xxxx, the loan has been modified with the new modified P&I of $xxx.xx and the interest rate of x.xxx%. As per the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx in the P&I of $xxx.xx with an interest rate of x.xxx%. However, the latest xxxx modification is missing from the loan files.
As per the motion to dismiss plaintiff complaint document located at xx shows the foreclosure was initiated in xxxx with the xx and the case was dismissed on xx/xx/xxxx. However, the foreclosure was re-initiated in xxxx and the complaint was filed on xx with the case# xx. No, any further details have been found regarding xxxx foreclosure. As per the comment dated xx/xx/xxxx, the foreclosure was re-initiated in xxxx and the file was referred to an attorney on xx and the complaint was filed on xx with the case# xx. The service was completed on xx/xx/xxxx. The judgment was entered on xx/xx/xxxx and the foreclosure sale was scheduled on xx. The motion to dismiss to foreclosure was filed on xx and the motion to foreclosure dismiss was granted on xx. Further information regarding the foreclosure of xxxx is not available. The de-acceleration letter is missing from the loan files.
The borrower has not filed bankruptcy yet.
 The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:As per the motion to dismiss plaintiff complaint document located at xx shows the foreclosure was initiated in xxxx with the case# xx and the case was dismissed on xx. However, the foreclosure was re-initiated in xxxx and the complaint was filed on xx with the case# xx. No any further details have been found regarding xxxx foreclosure. As per the comment dated xx/xx/xxxx, the foreclosure was re-initiated in xxxx and the file was referred to an attorney on xx and the complaint was filed on xx with the case# xx. The service was completed on xx/xx/xxxx. The judgment was entered on xx and the foreclosure sale was scheduled on xx. The motion to dismiss to foreclosure was filed on xx. and the motion to foreclosure dismiss was granted on xx.
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx.The loan was modified on xx/xx/xxxx with the modified new principal balance of $xx,xxx.xx. The borrower has promised to pay for the amount of $xxx.xx with an interest rate of x.xxx%. As per the comment dated xx/xx/xxxx, the loan has been modified with the new modified P&I of $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx. However, there is reduction in P&I with prior modification. As per the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx in the P&I of $xxx.xx with an interest rate of x.xxx%. However, the latest xxxx modification is missing from the loan files.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 180 Tape Value: 480 |-xx-xx-300 |-xx-| -62.50000% Comment: As per the note, the loan maturity term months is 360. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was initiated and it was put on hold due to loss mitigation.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 10/xx/2016   Variance:    Variance %:    Comment: Mod document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: First Payment Date   xx   Variance: -4810 (Days)   Variance %:    Comment: As per the note, the first payment date is xx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: this is fixed note. Hence, first rate change date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 483   Variance: -303   Variance %: -62.73291%   Comment: As per the note, the loan maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $376.47   Tape Value: $0.00   Variance: $376.47   Variance %:    Comment: As per the note, the original stated P&I is $376.47.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.87500%   Tape Value: 0.00000%   Variance: 4.87500%   Variance %: 4.87500%   Comment: As per the note, the original stated rate is 4.875%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 013443343332222102211210   Tape Value: 123C1C11C122235FFFFF999C   Variance:    Variance %:    Comment: The payment history string Is 0MMMMMMMMMMMMMMMM44201011.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 012112201222233343344310   Tape Value: C999FFFFF232221C11C3C321   Variance:    Variance %:    Comment: The payment history string reversed is 11011024MMMMMMMMMMMMMMMM0.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: TPP was started from 06/xx/2020. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located at KY state. The following required state disclosures are missing from the loan file. 1. Fair Housing Notice. 2. Homeownership Protection Center Disclosures. 3. Notice of Free Choice of Agent or Insurer."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16381381	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$373.68	$373.68	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.370%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11-xx-2010	xx	xx	5.020%	xx	3/xx/2010 12:00:00 AM	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The last assignment is with xx
Annual County taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.

Update:-
According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The annual county taxes for the year xxxx are delinquent in the amount of $xxx.xx which are payable on x/xx/xxxx.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the tape data is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.

Update-
As per the review of tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. Details of the last payment received are not available. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $xx,xxx.xx.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the tape data is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx. No foreclosure/bankruptcy activity has been found. According adjustment term agreement dated xx. the loan has been modified with the new principal balance of xx Borrower promises to pay with P&I $xxx.xx and interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According adjustment term agreement dated xx the loan has been modified with the new principal balance of xx. Borrower promises to pay with P&I $xxx.xx and interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx.	Credit Application Credit Report Missing Required State Disclosures	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 30/360 |-xx-| |-xx-| Comment: Interest calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Stated maturity terms are xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.37000%   Tape Value: 11.37120%   Variance: -0.00120%   Variance %: -0.00120%   Comment: Original interest rate is 11.37%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: The subject property type is manufactured housing. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. According to the appraisal report located at xx dated xx the subject property type is manufactured home. According to tax document attached with updated title report located at “xx”, the subject property type is double wide mobile home.
However, the Affidavit of Affixation is not available in the loan file. The Alta-7 endorsement for manufactured home does not attached with short form title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, it is unable to determine whether the home has been attached to the permanent foundation"	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data: 11.500%, Comparison data: 7.560%, and Variance: 3.940%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data: 11.500%, Comparison data: 7.840%, and Variance: 3.660%.
However affirmative claims can be made within 2 years of Origination (4 years for Ch-75) and that the Note Date is xx SOL has been expired.
This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Documentation"."
* Missing credit report (Lvl 2)     "Credit report is missing at the time of origination from loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. Following state disclosures are missing from the loan file:
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16582286	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,646.62	04/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	585	537	49.819%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	7.875%	xx	01-xx-2019	Financial Hardship	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx.

There is a junior mortgage recorded on xx in favor of xx in the amount of $xx.

The annual combined taxes for the year of xxxx are paid in the total amount of $x,xxx.xx.
As per the review of payment history as of x/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is collections. As per the review of payment history as of x/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The modification agreement was made between xx on x/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning from x/xx/xxxx with a maturity date of xx. The modification does not have a Balloon provision. This loan was modified twice.
As per comment dated xx/xx/xxxx, the reason for default is Curtailment of income.
As per comment dated xx/xx/xxxx, the property is owner occupied. No any damages have been found to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx. The debtor had filed the chapter xx plan on xx. According to the plan, the debtor shall pay to the trustee $x,xxx.xx. per month. The creditor had filed the POC on xx. The borrower was discharged from the bankruptcy case onxx.	This modification agreement was made between Lender xx on x/x/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning from x/x/xxxx with a maturity date of xx. The modification does not have a Balloon provision. This loan was modified twice.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: According to the PACER, the borrower had filed for bankruptcy under chapter-13 with the case# xx. The debtor had filed the chapter 13 plan on xx which was confirmed on xx. According to the plan, the debtor shall pay to the trustee $1,450.00. per month. The creditor had filed the POC on xx with secured claim amount of xx. The borrower was discharged from the bankruptcy case on xx. Tape Source: Initial Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: xx   Comment: As per application the escrow advance balance is $784.02.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The property is not reo.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Comment: As per note the loan original maturity terms are 360 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan is fixed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:xx   Comment: As per note the stated rate is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 98797654326543KMLKLKJIHG   Variance:    Variance %:    Comment: The payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444444   Tape Value: GHIJKLKLM434562345679789   Variance:    Variance %:    Comment: The payment history reversed string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: As per HUD-1 the purpose of transaction is refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: purchase Variance: Variance %: Comment: As per application the purpose is refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16653042	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,256.71	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	672	Not Applicable	67.163%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxx, the mortgage was originated on xx with xx which was recorded on xx
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx
There is Notice of Tax Lien (stat tax lien) open against the borrower “xx” in the favor of xx in the amount of xx which was recorded on xx

First and second installment county taxes of xxxx have been paid in the total amount of xx
First and second installment county taxes of xxxx have been paid in the total amount of xx
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:Currently, the loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.
No bankruptcy filing has been found.
No details have been found regarding damages and Covid-xx as the latest collections comments are not available. Collections comments are missing from xx/xx/xxxx to x/xx/xxxx. However, we require collections comments in recent xx months after loan origination.
At time of origination Borrower was working xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
																																																																																																				Field: Post-Close DTI per 1003 Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Total Post Close DTI per 1003 (PITI Of Primary property $ 3411 + Other Non Housing Expenses $ 931) equals xx Total verified monthly income equals $9,750.00. Housing Ratio equals xx Tape Source: Initial Tape Type:	4: Unacceptable	* DTI > 60% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 66.431%, the Borrower income was $9750.00 and total expenses are in the amount of $ 6,476.99 and the AUS/DU Missing in the loan document."		* Loan does not conform to program guidelines (Lvl 2) "The provided Seller’s tape is showing the alert that borrower has an ownership in business but not documented. Escalating for client review. There is mention in the file of a separate catering business but unclear if that is the business that the seller tape is reflecting. Financial impact is unable to be determined. BWR was xx of closing. SOL expired. Downgraded to LVL 2."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16669027	xx	xx	xx		561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$40.32	$4,732.47	12/xx/2023	Unavailable	Yes	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable			Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	55.061%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08-xx-2016	xx	Not Applicable	3.875%	xx	01-xx-2016	Financial Hardship
As per the review of the updated title dated xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of assignment has been completed. Currently, the mortgage is with, xx.
There is a real estate lien in the amount of $xx which was recorded on xx.
Annual utility charges for the year of xxxx have been delinquent in the amount of $xx.
Annual combined taxes for the year of xxxx have been delinquent in the amount of $xx.
Annual town taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual school taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for xx+months and the next payment is due for x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per the collections, the foreclosure was initiated and the file was referred to an attorney. The complaint was filed onxx. The service was completed on xx. The contested matter was identified on xx. The reason for contested has not been found. No comments have been found stating the contested matter have been resolved.

The loan is currently in bankruptcy and the next payment is due for x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx. As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case#xx. The plan was confirmed onxx. As per the collections, the foreclosure was initiated and the file was referred to an attorney. The complaint was filed on xx. The service was completed on xx. The contested matter was identified on xx. The reason for contested has not been found. No comments have been found stating the contested matter have been resolved. The RFD is unable to be determined.

No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid.

Foreclosure Comments:As per the collections, the foreclosure was initiated and the file was referred to an attorney. The complaint was filed on xx. The service was completed on xx. The contested matter was identified on xx. The reason for contested has not been found. No comments have been found stating the contested matter have been resolved.
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case#xx.The POC was filed on xx. As per the voluntary petition filed on xx, the value of collateral is xx. The chapter xx plan filed on xx, the debtor shall pay the trustee the amount of $xxxx. The plan was confirmed on xx.	This modification agreement was made between Lender xx. As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx monthly with a modified interest rate of x.xxx%, beginning from x/x/xxxx. The maturity date is xx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: As per the note, the loan amortization term are 360. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx  Variance %:    Comment: As per the Note, the first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 9/xx/2018   Variance: 1934 (Days)   Variance %:    Comment: According to the payment history as of 10/xx/2020, the borrower has been delinquent for 25+months and the next payment is due for 9/xx/2018. The last payment was received on 10/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 479   Variance: -119   Variance %: -24.84342%   Comment: As per the note, the original loan maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000004444444444   Tape Value: 33333333B33333333333333   Variance:    Variance %:    Comment: As per the Payment history, the string is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444400000000000000   Tape Value: 33333333333333B33333333   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx Variance: -603 (Days) Variance %: Comment: As per the collections, the foreclosure was initiated and the file was referred to an attorney. The complaint was filed on xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16727261	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$5,815.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.760%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/xx/2009	xx	Not Applicable	6.500%	xx	09/xx/2009	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx The chain of assignment has been completed as currently the assignment is with xx. * One junior mortgage found opened in the amount of $xx recorded on xx. Active Judgments and Liens; x) One child support lien found pending against the borrower xx. x) One state tax lien found pending against the borrower xx; x) 1st installment county taxes for the year of xxxx are due for the amount of $x,xxx.xx on xx/xx/xxxx. x) 2nd installment county taxes for the year of xxxx are due for the amount of $x,xxx.xx on xx/xx/xxxx.
xx	Review of payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently more than xx months delinquent. The next due date is x/xx/xxxx. According to tape data the last payment was received date is unconfirm and the total amount of $x,xxx.xx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.

Update:-
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently more than xx months delinquent. The next due date is not available. According to tape data the last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
The step modification agreement was made between the borrower and lender on effective date of xx
The borrower promises to pay the new unpaid principal balance of xx from the first payment date of xx starting with the step rate of x.xx% and P&I of $x,xxx.xx till the maturity date of xx The rate is in x steps that ends with x.xxx%.
The foreclosure was not initiated in the loan.
The borrower xx had filed bankruptcy under xx
The plan was confirmed on xx
Collection comment dated xx shows that borrower is impacted by covid-xx.
Subject mortgage is occupied by owner. No visible damages or repairs have been observed on the subject property.

Update:
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx the mod was effective on xx with the modified UPB is xx The new modified P&I is $x,xxx.xx and the interest rate is x.xxx%. The modified payment began on xx for xx months.
As per the comment dated xx the subject property is owner occupied.
As per the comment dated xx the reason for default is curtailment of income.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, the borrower xx had filed bankruptcy under xx. The plan was confirmed on xx The POC was filed on xx in the claim amount of xx with arrearage in the amount of xx Schedule D under voluntary petition filed on xx shows amount of claim without deducting the value of collateral as xx value of collateral that supports the claim as xx and unsecured portion in the amount of xx	The step modification agreement was made between the borrower and lender on effective date of xx/xx/xxxx.
The borrower promises to pay the new unpaid principal balance of $xxx,xxx.xx from the first payment date of xx/xx/xxxx starting with the step rate of x.xx% and P&I of $x,xxx.xx till the maturity date of xx/xx/xxxx. The rate is in x steps that ends with x.xxx%.
Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 520 |-xx-xx-160 |-xx-| -30.76923% Comment: N/A Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2009   Tape Value: 9/xx/2009   Variance: -32 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 1/xx/2019   Variance: 1808 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000044444444   Tape Value: 33333333333333333332B000   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444440000000000000000   Tape Value: 000B23333333333333333333   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "* Any credit documents missing from file such as: Appraisal, Application/1003, TIL, ROR, MI Cert, Riders,"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16752625	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,786.47	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.900%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	553	Not Applicable	47.198%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	Not Applicable	4.125%	xx	01-xx-2014	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx.
The chain of assignment has not been completed as currently the assignment is xx.
No active judgments or liens found.
Property Tax Status;
x) Annual combined taxes for the year of xxxx have been paid in the amount of x,xxx.xx on xx/xx/xxxx.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently x months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently x months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The modification agreement was made between the borrower xx on the effective date of xx. The borrower promises to pay the new unpaid principal balance of $xx starting from the first payment date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $xxx.xx till the maturity date of $xxx.xx.
There is a clause that the amount of $x,xxx.xx has been forgiven.
Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx But, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
According to PACER the borrower xx  had filed bankruptcy under chapter xx with xx. The plan was later confirmed on xx.
The subject property is in axxge condition. No visible damages or repairs have been observed on the subject property. The subject property is occupied by the owner.

Update:
The loan is in bankruptcy. As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx.
No comment has been regarding RFD.
As per comment dated xx/xx/xxxx, the borrower filed bankruptcy under xx. Further details not provided.
As per comment dated x/xx/xxxx, the roof of the subject property was damaged and shingles are missing. An estimated cost of repair and nature of damage are not available. No details have been found regarding completion of repairs.
No foreclosure activity has been found.

Foreclosure Comments:Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx But, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx.
Bankruptcy Comments:According to xx the borrower xx  had filed bankruptcy under chapter xx with xx. The plan was later confirmed on xx.
The POC was filed was on xx. Then, the amended POC was filed on xx. Again, the amended POC was filed on xx in the claim amount of  with arrearage in the amount of xx.

Update:
As per comment dated xx/xx/xxxx, the borrower filed bankruptcy under chapter-xx xx. Further details not provided.	The modification agreement was made between the borrower xx.
The borrower promises to pay the new unpaid principal balance of $xx,xxx.xx starting from the first payment date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $xxx.xx till the maturity date of $xxx.xx.
There is a clause that the amount of $x,xxx.xx has been forgiven.	Affiliated Business Disclosure Credit Application	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 322 |-xx-| 38 |-xx-| 11.80124% Comment: 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $1547.26   Tape Value: $1791.04   Variance: $-243.78   Variance %: -13.61108%   Comment: $1,547.26   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 5/xx/2006   Tape Value: 4/xx/2014   Variance: -2892 (Days)   Variance %:    Comment: 5/xx/2006.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: 4/xx/2006   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 269   Variance: 91   Variance %: 33.82899%   Comment: 360.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $599.59   Tape Value: $476.11   Variance: $123.48   Variance %: 25.93518%   Comment: $599.59   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.90000%   Tape Value: 6.40000%   Variance: 2.50000%   Variance %: 2.50000%   Comment: 8.90000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000011000000   Tape Value: 34589999999999999FFF8FFF   Variance:    Variance %:    Comment: 123444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000110000000000000000   Tape Value: FFF8FFF99999999999958543   Variance:    Variance %:    Comment: 444444444444444444444321   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Lower rate or term   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Refinance Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file. Thus, points and fees are updated from 1008 located at xx"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16776243	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,022.72	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.820%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of assignment has been completed. Currently, the assignment is with the xx.
No active liens and judgments have been found.
Annual county taxes for the year of xxxx have been paid in the amount of $xxxx.xx and the annual county taxes for the year of xxxx are due in the amount of $xxxx.xx which was due on xx/xx/xxxx and they are good through till xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is reduction of income. As per the comment dated xx/xx/xxxx, the borrower is not impacted by covid-xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the BPO report dated xx/xx/xxxx which is located atxx, the subject property is owner occupied. The subject property is in axxge condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: MI certificate is not required. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 207   Variance: -26   Variance %: -12.56038%   Comment: Loan original maturity terms are 181 months.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: LEE   Variance:    Variance %:    Comment: Property county namen is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: -792 (Days)   Variance %:    Comment: orignal note maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 37 Tape Value: 63 Variance: -26 Variance %: -41.26984% Comment: Remaining terms are 37 months. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home not Affixed. An appraisal report is missing from the loan file. As per the tape data, the subject property type is mobile home. According to the updated title report dated 10/xx/2020, the tax certificate shows the subject property type as manufacture home and the separate tax assessment for land and improvements. However, the Affidavit of Affixation is not available in the loan file. The mortgage legal description does not show the any VIN#. Also, the Final title policy does not show the any ALTA endorsement for this manufactured housing xx. It is unable to confirm whether subject property is affixed to the land."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16868209	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.020%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Vacant Land	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	55.234%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the favor of xx for the amount of xx which was recorded on xx with instrument no# xx

The chain of assignment has been completed. The last assignment is with xx
No active judgments or liens have been found.
Review of updated payment history as of xx/xx/xxxx, the borrower is making payment regularly. The next regular payment is due on x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with rate of xx.xx% for the due date of x/xx/xxxx. As per history the UPB is in the amount of $xx,xxx.xx.	Collections Comments:As per servicing comments the borrower is performing. Review of updated payment history as of xx/xx/xxxx, the borrower is making payment regularly. The next regular payment is due on x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with rate of xx.xx% for the due date of x/xx/xxxx. As per history the UPB is in the amount of $xx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Prepayment Penalty Rider Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001001100000100000   Tape Value: 000000000013210000100100   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000001000001100100000000   Tape Value: 001001000212310000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date Loan Value: xx Tape Value: xx Variance: 7 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
1) Impound Account Disclosure
2) Cosigner Notice
3) Private Mortgage Insurance Disclosure
4) Hazard Insurance Disclosure
5) Insurer Recommendation Disclosure
6) Anti-Tying Disclosure
7) Privacy Notice
8) Notice of Right to Copy of Appraisal
9) Application for Credit-Married Persons
10) Fair Debt Collection Notice
11) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16894468	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,416.47	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the mortgage assignment is with xx”.
There are x civil judgments open against the borrower xx  total in the amount of $xx which were recorded on xx respectively.
Annual county taxes for the year of xxxx have been due in the amount of $x,xxx.xx on xx/xx/xxxx.
Annual utilities taxes for the year of xxxx have been due in the amount of $xxx.xx on xx/xx/xxxx.

As per payment history dated xx/xx/xxxx, the borrower has been current with loan and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is performing.
As per payment history dated xx/xx/xxxx, the borrower has been current with loan and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per comment dated x/xx/xxxx, the borrower has been impacted by Covid-xx and he stated that his tenants are not paying regularly. No further details have been found.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Update: As per tape data as of xx/xx/xxxx, current status of loan is current. Borrower is current with the loan and next due date is xx/xx/xxxx. Current UPB is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure process and bankruptcy case.
The comment dated xx/xx/xxxx shows that the subject property is occupied by owner.
No visible damages/repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Performing Tape Value: Collections, < 60 Days |-xx-| |-xx-| Comment: CUrrent legal status is performing. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI requre is N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 9/xx/2018   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 4.750%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 3/xx/2019   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 5.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: 9/xx/2019   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 4.500%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: Not Applicable   Tape Value: 3/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 4.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx Variance %:    Comment: Next pay change date is xx.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 3xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 003211223322211111010100   Tape Value: XXXXXXX99999C33696663C33   Variance:    Variance %:    Comment: Payment history string is MM444MMMM013222211111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001010111112223322112300   Tape Value: 33C366696C3C99999XXXXXXX   Variance:    Variance %:    Comment: Payment history string is MM444MMMM013222211111.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Prepayment penalty is Yes.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Comment: UPB as per payment history is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 along with the estimated HUD1 and Itemization are missing the loan file."	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16938594	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$9,387.73	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	729	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the mortgage was originated on xx with xx which was recorded on xx
The chain of mortgage assignment has been completed. Currently, the mortgage is with xx
There are two HOA liens open against the subject property in the favor of xx in the total amount of xx which were recorded on xx and xx
Annual county taxes of xxxx have been paid in the amount of $ xx

Update:
As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of xx  which was recorded on xx
No active liens and judgments have been found against the borrower and the property.
Annual county taxes for xxxx have been paid in the total amount of xx
No prior year delinquent taxes have been found.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.

Update:
According to the tape data of payment history as of xx/xx/xxxx, the borrower is currently performing and the next due date is xx/xx/xxxx. The last payment date is not available. The current interest rate of x.xxx% and P & I is $x,xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.	Collections Comments:Loan is in collections.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Notice of default was filed on xx
As per comment dated x/xx/xxxx, the Corona virus loss mitigation inquiry was made by borrower. Three months forbearance plan was approved beginning from x/xx/xxxx to x/xx/xxxx. Comment dated x/xx/xxxx states that the borrower was requested to extend the forbearance plan from x/xx/xxxx to x/xx/xxxx. Comment dated x/xx/xxxx states that the borrower was requested for assistance regarding forbearance plan. No further details have been found.
At the time of origination Borrower was working as xx

Update:
PH
According to the tape data of payment history as of xx/xx/xxxx, the borrower is currently performing and the next due date is xx/xx/xxxx. The last payment date is not available. The current interest rate of x.xxx% and P & I is $x,xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures	Field: Last Payment Received Date Loan Value: xx Tape Value: xx |-xx-| 1396 (Days) |-xx-| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 4 (Days)   Variance %:    Comment: Not Doc Reflects Date is xx   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: Unavailable Tape Value: 38.000% Variance: Variance %: Comment: Present Primary Housing Expenses is $ 4092.90 so The Ratio is 38.828% Tape Source: Initial Tape Type:	4: Unacceptable	* Final Application Incomplete (Lvl 4) "Final Application incomplete due to Final application reflects that the co-borrower xxis employed with the present employer xxr. However, Final VVOE located at "xx" shows that co-borrower is employed since xx
* Reverification within 10 days is missing (Lvl 4) "Final VVOE within 10 business days from the closing date xx of borrower xx is missing from the loan documents."	* Change of circumstatce missing (Lvl 3) "Missing Change of Circumstances for xx , xx and xx Dated Closing Disclosures."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "ComplianceEase risk indicator is Moderate due to Loan failed charges that increase test. Loan estimate dated xx does not reflect State Tax/Stamps and City/County Tax/Stamps. However, Final CD dated xx reflects State Tax/Stamps at $1,663.55 and City/County Tax/Stamps at $950.60. This is a increase in fee of $2,614.15 for charges that cannot increase.

Loan failed charges that cannot decrease test. Revised LE dated xx reflects Non-specific lender credit at $7,386.16. However, Final CD dated xx reflects Non-specific lender credit at $5,385.93. This is decrease of $2,000.23 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that increase test. Loan estimate dated xx does not reflect State Tax/Stamps and City/County Tax/Stamps. However, Final CD dated xx reflects State Tax/Stamps at $1,663.55 and City/County Tax/Stamps at $950.60. This is a increase in fee of $2,614.15 for charges that cannot increase.

Loan failed charges that cannot decrease test. Revised LE dated xx reflects Non-specific lender credit at $7,386.16. However, Final CD dated xx reflects Non-specific lender credit at $5,385.93. This is decrease of $2,000.23 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 3)     "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 6.333% APR Threshold 6.050% Over By +0.283%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."
* Missing Required Disclosures (Lvl 3)     "Missing Closing Disclosure dated xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."	* Assets Verification (Lvl 2) "Gift assets of $4,000.00 have been submitted towards closing of the loan. However, Donor's bank statement proving Donors ability is missing from the loan documents. SOL expired. Downgraded to LVL 2."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Unable to verify the ATR due to inconsistency in income documentation. Income documentation is possible fraud, as 2017 and 2016 W-2’s in file are from difference employers but have the exact same income and taxes on the forms. IRS Tax transcripts for borrower and co-borrower for previous two years is missing from the loan documents. SOL expired. Downgraded to LVL 2."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed charges that increase test. Loan estimate dated xx does not reflect Appraisal Fee at $550. However, Final CD dated xx reflects Appraisal Fee at $625.00. This is a increase in fee of $75.00 for charges that cannot increase. Specific credit cured at losing."
* Loan does not conform to program guidelines (Lvl 2)     "Seller tape date shows that Income documentation is possible fraud, as 2017 and 2016 W-2’s in file are from difference employers but have the exact same income and taxes on the forms. IRS Tax transcripts for borrower and co-borrower for previous two years is missing from the loan documents. SOL expired. Downgraded to LVL 2."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan did not test QM DTI Threshold test due to borrowers income has been not used for qualification. Income documentation is possible fraud, as 2017 and 2016 W-2’s in file are from difference employers but have the exact same income and taxes on the forms. IRS Tax transcripts for borrower and co-borrower for previous two years is missing from the loan documents.
																																																																																																								SOL expired. Downgraded to LVL 2."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17053445	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,232.66	11/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	Unavailable	Unavailable	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Unavailable	39.727%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	3.375%	xx	01-xx-2020	Financial Hardship	According to updated title report dated xx/xx/xxxx the subject mortgage xx. The chain of assignment has been completed. Currently, the assignment is with xx. No active liens and judgments have been found against the borrower and subject property. 1st installment of County taxes for year xxxx has been paid off in the amount of $xxx.xx on x/xx/xxxx. 2nd installment of County taxes for year xxxx has been paid off in the amount of $xxx.xx on x/xx/xxxx. 3rd installment of County taxes for year xxxx has been paid off in the amount of $xxx.xx on x/xx/xxxx. 4th installment of County taxes for year xxxx was due in the amount of $xxx.xx on xx/xx/xxxx. No prior years delinquent taxes have been found pending.	The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of xx.	Collections Comments:The loan is performing. The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of xx.

The loan was modified on x/xx/xxxx with a new principal balance of xx and Interest Bearing amount of xx with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on x/xx/xxxx. The step rate was in x steps ending at rate x.xxx% and P&I will be $xxx.xx applicable from x/xx/xxxx to maturity date x/xx/xxxx.

No evidences have been found in the loan file and latest xx months servicing comments regarding bankruptcy filing.

As per comment dated x/xx/xxxx, the foreclosure was referred to attorney on xx. As per comment dated xx, first legal action was filed on xx. As per comment dated x/xx/xxxx, the service was completed on xx. As per comment dated xx/xx/xxxx, the judgment was entered on xx. As per comment dated x/xx/xxxx, the sale was scheduled for xx. As per comment dated x/xx/xxxx, file was placed on hold due to loan modification. No other evidence has been found.

As per comment dated x/xx/xxxx, the RFD is curtailment of income.
Foreclosure Comments:As per comment dated x/xx/xxxx, the foreclosure was referred to attorney on xx. As per comment dated x/xx/xxxx, first legal action was filed on xx. As per comment dated x/xx/xxxx, the service was completed on x/xx/xxxx. As per comment dated xx, the judgment was entered on xx, As per comment dated x/xx/xxxx, the sale was scheduled for xx. As per comment dated x/xx/xxxx, file was placed on hold due to loan modification. No other evidence has been found.
Bankruptcy Comments:Not Applicable	The loan was modified on x/x/xxxx with a new principal balance of xx and Interest Bearing amount of xx with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on x/x/xxxx. The step rate was in x steps ending at rate x.xxx% and P&I will be $xxx.xx applicable from x/x/xxxx to maturity date x/x/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl. Good Faith Estimate Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Currently in foreclosure is yes Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2020   Tape Value: 7/xx/2020   Variance: -91 (Days)   Variance %:    Comment: Doc date of last modification is 3/xx/2020   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Dopes lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: neg.amort potencial is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: 6/xx/2010   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $145000.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 93.100%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is 65.714%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000999999998   Variance:    Variance %:    Comment: Payment history string 0M11MMMMMMMMMMMMMM444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 899999909000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx
Field: Stated Maturity Date Loan Value: 4/xx/2060 Tape Value: 7/xx/2040 Variance: 7214 (Days) Variance %: Comment: Staed maturity date is 4/xx/2060 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is "Moderate” " This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 5.628%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Good Faith Estimate is missing"
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good faith estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial Truth in lending disclosure is missing"
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is FHA. Final 1003 shows MI as $55.91. Tape does not show MI required."
* Missing Appraisal (Lvl 2)     "Final appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing"		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17069838	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,265.65	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	480	480	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx for the amount of xx which was recorded on xx
The chain of assignment has been completed. Currently, the assignment is with the xx
There is one junior civil judgment against the borrower in the favor of xx for the amount of xx which was recorded on xx
There are x junior state tax liens against the borrower xx in the favor of xx for the amount of xx which was recorded on xx
First and second county installment taxes for the year of xx have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
As per the tape data, the loan was modified on xx which is missing from the loan files.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the BPO report dated xx which is located at “xx”, the subject property is subject property is owner occupied. The subject property is in axxge condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx The P&I as per payment history is the $xxxx.xx and rate of interest is x.xxx%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible loan modification. Also, the tape data shows the loan was modified on xx which is missing from the loan files.	Affiliated Business Disclosure ARM Rider Condo/PUD Rider Credit Application Credit Report HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: 8/xx/2012 |-xx-| |-xx-| Comment: The modification agreement is missng from the loan files. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure activity has beeb found.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 480   Tape Value: 485   Variance: -5   Variance %: -1.03092%   Comment: Modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal report is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal report is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: Modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000000000000000000001   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000000000000000000010   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final application is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 354   Tape Value: 359   Variance: -5   Variance %: -1.39275%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Appraisal report is missing from the loan files. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Condo / PUD rider Missing (Lvl 2)     "Appraisal report is missing from the loan files. The subject mortgage legal description shows the subject property type is PUD. However, the PUD rider is missing from the loan files."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan files."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from loan documents."
* Mortgage - Missing required ARM Rider (Lvl 2)     "This is ARM loan. However, the ARM rider is missing from the loan files."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to be determined in the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17197058	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$375.99	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	xx	xx	xx	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The Chain of assignment has been completed. The last assignment is xx. No active liens and judgments have been found against borrower The county tax for the year xxxx & xxxx is due in the amount of $xxx.xx and xxx.xx respectively.	The review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx and PITI is $xxx.xx with the interest rate xx.xxx % which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xx,xxx.xx.Borrower has been making payment as pr rate reduction rider.	Collections Comments:The Loan current status is performing.
 The review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx and PITI is $xxx.xx with the interest rate xx.xxx % which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xx,xxx.xx.
Collection comment does not state reason for default.
The subject property is occupied by owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy & Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No evidence has been found regarding COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed for bankruptcy under chapter-xx with the case# xx.The POC was filed on xx the POC amount is xx and the arrearage amount is xx. The debtor shall pay the trustee xx for xx months under chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is xx. There is no comment indicating a cram down. However the bankruptcy was discharged on xx and terminated on xx	This is conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xx% and a maturity date of xx The P&I as per latest payment history is the $xxx.xx and rate of interest is xx.xx%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per the agreed rate of reduction rider the rate of interest would be xx.xx%. As per the tape data the maturity date is changed to xx and the loan was modified on xx Hence unable to Determine if the loan is modified.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: -100.00000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.25000%   Tape Value: 11.25120%   Variance: -0.00120%   Variance %: -0.00120%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Edgecomb   Tape Value: NASH   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* Property is Manufactured Housing (Lvl 4) "As per the Appraisal report dated xx the subject property is Manufactured Home. The Deed of Trust does not list the VIN# in its description. Alta 7 Endorsement is not provided in the final title policy. As per the appraisal report the VIN# is not provided. The unit has been not permanently affixed to a foundation."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "At the time of origination credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17289107	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,840.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	43.508%	First	Title Search	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage xx.

There is one junior mortgage which was recorded on xx.

The annual combined taxes of xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the total amount of $xxx.xx with P&I $xxx.xx and rate of interest x.xx% for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount xx.	Collections Comments:As per review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the total amount of $xxx.xx with P&I $xxx.xx and rate of interest x.xx% for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount xx.
The loan has not been modified since from loan origination.

As per comment dated x/xx/xxxx borrower has been impacted by Covid-xx and he was out of work.  The reason for default is curtailment of income. The comment dated x/xx/xxxx states that the Covid-xx forbearance plan will be extended to xx/xx/xxxx. No further details have been found regarding Covid-xx forbearance.

At the time of loan origination borrower is working as xx for xx months.
No evidence has been found regarding foreclosure proceedings
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000211110000010432101043   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: updated as per review of latest pay history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 340101234010000011112000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: updated as per review of latest pay history.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 43.204%   Tape Value: 43.515%   Variance: -0.311%   Variance %: -0.31100%   Comment: per 1003 DTI is 43.204%.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

3. This loan failed the TRID disclosure dates and personal delivery validation test. The Revised Closing Disclosure Receipt Date (10/xx/2017) that is after the Revised Closing Disclosure Delivery Date (10/xx/2017). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the Pennsylvania license validation test (PA HB 2179 Section 6111). The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
																																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increase of $0.25 on final CD dated 11/xx/2017. An initial LE dated 10/xx/2017 reflects the “Transfer Taxes” as $2,839.00, however, the final CD dated 11/xx/2017 reflected it as $2,839.25. There is a total fee increase of $0.25 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17422634	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,549.93	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	VA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	652	Not Applicable	37.334%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	4.000%	xx	01-xx-2020	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx
The chain of assignment has not been completed. There is break in chain of assignment from xx
No active judgments or liens have been found pending.
Property Tax Status;
x) Annual combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.

Update:
As per the review of tape data payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The details of the last payment received are not available. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
Loan modification agreement was made between xx As per agreement new principal balance is $xxx,xxx.xx. New interest rate is x.xx% and new P&I is $x,xxx.xx. Payments begin on x/xx/xxxx and new maturity date is x/xx/xxxx.
Final application located at xx
Collection comment dated xx/xx/xxxx shows that the foreclosure sale date was scheduled for xx/xx/xxxx. But, the collection comment dated xx/xx/xxxx shows that the foreclosure proceed was put on hold due to loss mitigation program. Latest comment dated xx/xx/xxxx shows that Hold for cares act and cares Moratorium have been extended to xx/xx/xxxx.
The borrower has not filed bankruptcy.
Collection comment dated xx/xx/xxxx shows reason for borrower's default as excessive obligation.

Foreclosure Comments:Collection comment dated xx/xx/xxxx shows that the foreclosure sale date was scheduled for xx/xx/xxxx. But, the collection comment dated xx/xx/xxxx shows that the foreclosure proceed was put on hold due to loss mitigation program. Latest comment dated xx/xx/xxxx shows that Hold for cares act and cares Moratorium have been extended to xx/xx/xxxx.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between x (borrower) and x as Attorney in Fact for x (lender on x/x/xxxx. As per agreement new principal balance is $xxx,xxx.xx. New interest rate is x.xx% and new P&I is $x,xxx.xx. Payments begin on x/x/xxxx and new maturity date is x/x/xxxx.	Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Current Foreclosure Doc Locator Loan Value: xx History and servicing comments Tape Value: Yes |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Foreclosure   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000004   Tape Value: 555555555555   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 400000000000000000000000   Tape Value: 555555555555   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed TRID Closing Disclosure Date and Funding Date Validation Test, Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate because this loan has failed Charges That Cannot Increase Test and Lender Credits That Cannot Decrease Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed Revised Closing Disclosure Delivery Date Test (No Waiting Period Required).

Initial CD is dated 11/xx/2015 and Final CD is dated 11/xx/2015. Difference is less than 6 days."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 10/xx/2015 shows Points - Loan Discount Fee at $0.00 and Flood Certification at $4.00, however Final CD dated 11/xx/2015 shows Points - Loan Discount Fee at $736.98 and Flood Certification at $4.40. This is a fee increase of $737.38 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing in the loan file."
* Loan does not conform to program guidelines (Lvl 3) "Tape data states "Awaiting Mod Docs 61+ Days". Loan modification agreement is available in loan file at "xxxx"."	* MI, FHA or MIC missing and required (Lvl 2) "This is VA loan required VA guaranty certificate is missing in the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(s) on LE dated 10/xx/2015 discloses the loan will not be transferred and the originator will service the loan."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17476065	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,059.02	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	480	480	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	523	540	33.558%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2017 12:00:00 AM	xx	xx	4.000%	xx	11/xx/2017 12:00:00 AM	Financial Hardship	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx. The chain of assignment has been completed as the mortgage is currently with xx.

There are x State Tax Liens against the subject property which were recorded on xx. The subject property is located in State of PA. The subject property can be getting foreclosed due to above unpaid liens. This can be cured by paying off the above unpaid liens with late charge and fees.

There is one IRS lien against the borrower in the amount of xx in favor of xx which was recorded on xx.

There is one judgment against the borrower in the total amount of xx which was recorded on xx in favor of xx.
Town annual tax for the year xxxx has been paid in the amount of $xx.xx on x/xx/xxxx.
County annual tax for the year xxxx has been paid in the amount of $xxx.xx on x/xx/xxxx.
School annual tax for the year xxxx/xxxx is due in the amount of $x,xxx.xx on x/xx/xxxx.

As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.

The loan has been modified once since origination. The modification agreement was made on xx/xx/xxxx with the new principal balance of $xxx,xxx.xx. The rate was started from x.xx% with P&I $xxx.xx. The first payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. The rate changes in x steps ending at the rate of interest x.xxx% and P&I $xxx.xx.

As per comment dated x/xx/xxxx the borrower has been affected by Covid-xx pandemic and borrower was not working. As per comment dated x/xx/xxxx the balance $xxx.xx has been deferred. No further details have been found.

No evidence of foreclosure has been found.
As per PACER report no bankruptcy filing has been found since from loan origination

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The modification agreement was made on xx/xx/xxxx with the new principal balance of $xxx,xxx.xx. The rate was started from x.xx% with P&I $xxx.xx. The first payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. The rate changes in x steps ending at the rate of interest x.xxx% and P&I $xxx.xx.	Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 615 |-xx-xx-135 |-xx-| -21.95121% Comment: Audit data is the original term of 480. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $20467.96   Tape Value: $15568.05   Variance: $4899.91   Variance %: 31.47414%   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Audit value of Amortization type is the modified amortization of step rate plan   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 480   Tape Value: 615   Variance: -135   Variance %: -21.95121%   Comment: Audit data is the original term of 480.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 10/xx/2017   Tape Value: 10/xx/2022   Variance: -1826 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.000%   Tape Value: 4.250%   Variance: -0.250%   Variance %: -0.25000%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 002111010001021223223212   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001000   Tape Value: 212322322020100010121200   Variance:    Variance %:    Comment: Pay string reversed per history dated 8/xx/2020 is 212322322020100010121200   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 34.022%   Tape Value: 5100.000%   Variance: -5065.978%   Variance %: -5065.97800%   Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx.	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17501796	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$339.77	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	360	xx	xx	Not Applicable	VA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	30.698%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

No active judgments or liens have been found against the borrower.
The chain of assignment has not been completed; currently the assignment is with xx. However, it should with xx.

Annual City taxes for the year of xxxx are paid on xx/xx/xxxx in the amount of $xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per comment history, the borrower is performing with the loan.

According to the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

No foreclosure activity found in the latest servicing comments.
The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
No damage and repairs have been found latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed Bankruptcy under chapter-xx on xx. The case was discharged on xx. The plan was confirmed on xx. POC was filed on xx the secured claim amount of xx. As per the chapter xx plan, the debtor shall pay to the Trustee the sum of the $xxx.xx per month for a period of xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. Therefore, the unsecured portion is $x.xx.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Accrued Interest per Payment History Loan Value: $8584.14 Tape Value: $118.08 |-xx-| $8466.06 |-xx-| 7169.76626% Comment: Accrued interest per payment history is $8,584.14. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan requie for MI.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Comment: As per the appraisal report, the appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx Comment: The borrower's debt is evidenced by two notes: xx. So, the combined loan amount is xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -2 (Days)   Variance %:    Comment: The closing date of the subject loan is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 9666633333C33CCC3CCCCCCC   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 000000432323221322222433.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCCCCC3C3C33C3333366669   Variance:    Variance %:    Comment: The Payment History String reversed is 334222222312232323400000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Variance:    Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $14710.48 Tape Value: $14915.29 Variance: $-204.81 Variance %: -1.37315% Comment: Current UPB per payment history is $14,710.48. Tape Source: Initial Tape Type:	3: Curable	* Note data is missing or inaccurate (Lvl 3) "As per Note the loan amount is xx and as per Mortgage the loan amount is xx. However, the $83,400.00 is evidenced by the borrower’s two notes dated the same date as this security instrument in the original principal sums of $45,00.00 and $38,400.00. Respectively, (collectively, the “Note”), payable to the order of xx."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is Moderate due to the loan is failed for:

This loan failed the TILA finance charge test.
This loan failed the TILA APR test.
This loan failed the loan origination fee test.
This loan failed the prohibited fees test.
This loan failed the late charges test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data $85,109.05, Comparison Data $171,339.80, Variance -$86,230.75
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $171,339.80. The disclosed finance charge of $85,109.05 is not considered accurate because it is understated by more than $100.

TILA APR Test: FAIL
Loan Data 10.562%, Comparison Data 9.778%, Variance +0.784%
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 9.778%. The disclosed APR of 10.562% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Loan Origination Fee Test: FAIL
Loan Data $1,550.00, Comparison Data $834.00, Variance +$716.00
Prohibited Fees Test: FAIL
Loan Data $107.25, Comparison Data $0.00, Variance +$107.25

Late Charges Test: FAIL
Loan Data 5.000%, Comparison Data 4.000%, Variance +1.000%

This loan failed the loan origination fee test. (VA Pamphlet 26-7, Chapter 8.02, VA State Deviation Chart (5/xx/2017) )
The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (IRRRL).
In addition to certain itemized fees and charges designated by VA guidelines, the lender may charge the veteran a flat charge not to exceed 1%. The lender's maximum allowable flat charge of 1% is intended to cover all of the lender's costs and services which are not reimbursable as "itemized fees and charges."
The seller, lender, or any other party may pay fees and charges, including discount points, on behalf of the borrower. VA regulations limit charges "made against or paid by" the borrower. They do not limit the payment of fees and charges by other parties.

This loan failed the prohibited fees test. (VA Pamphlet 26-7, Chapter 8.03, VA State Deviation Chart (5/xx/2017) )
The loan charges one or more unauthorized fees. Certain fees may not be charged to the veteran under any circumstance, including:
Attorney's fees;
Fees or commissions charged by a real estate agent or broker;
Prepayment penalties for prepayment of an existing lien;
HUD/FHA inspection fees in which the dwelling was constructed under HUD supervision;
Certain additional fees, depending on which state the property is located.

This loan failed the late charges test. (VA Servicer Guide 3.3.1.5)
The loan provides for a late charge that exceeds 4%. A late charge may be collected on any installment received more than 15 days after its due date, provided the loan instruments contain a provision for a late charge. The late charge may not be more than
4% of any installment."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The note date is xx and settlement date isxx. However, the settlement date is different from the note date."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17524702	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$875.41	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.353%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2012 12:00:00 AM	xx	xx	10.000%	xx	8/xx/2012 12:00:00 AM	Financial Hardship	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx in the amount of xx in favor of xx which was recorded on xx under Bk/Pg# xx. The chain of assignment has not been completed as the mortgage is currently with xx instead of the current assignee xx No active judgments or lien have been found against the borrower or subject property. The annual combined taxes of xxxx have been paid in the total amount of $xxx.xx. No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the total amount of $x,xxx.xx with P&I $xxx.xx and rate of interest xx.xxx% for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount $xx,xxx.xx.	Collections Comments:As per review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the total amount of $x,xxx.xx with P&I $xxx.xx and rate of interest xx.xxx% for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount $xx,xxx.xx. The loan has been modified once since origination. The modification agreement was made on xx with fixed amortization. The new principal balance is $xx,xxx.xx from which lender agreed to defer the principal in the amount of $x,xxx.xx hence the interest bearing amount is $xx,xxx.xx. The borrower promised to pay with new P&I as $xxx.xx and rate of interest xx.xx%. The first payment had begun from xx and ends on the maturity of xx. As per mod the interest and P&I shall restored on xx with rate of interest as xx.xx% and P&I $xxx.xx. As per latest comment dated xx/xx/xxxx the borrower has been impacted by the Covid-xx and reason for default is temporally loss of job from last x months. No further details have been found regarding Covid-xx impact on borrower. No evidences have been found regarding the current/prior foreclosure proceedings. As per xx report borrower not filed bankruptcy since from loan origination.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The modification agreement was made on xx with fixed amortization. The new principal balance is $xx,xxx.xx from which lender agreed to defer the principal in the amount of $x,xxx.xx hence the interest bearing amount is $xx,xxx.xx. The borrower promised to pay with new P&I as $xxx.xx and rate of interest xx.xx%. The first payment had begun from xx and ends on the maturity of xx. As per mod the interest and P&I shall restored on xx with rate of interest as xx.xx% and P&I $xxx.xx.	Credit Application Credit Report	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: as per latest comment dated 10/xx/2020 borrower has been impacted by covid-19. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $2633.07   Tape Value: $2909.59   Variance: $-276.52   Variance %: -9.50374%   Comment: as per md deferred balance is $2,633.07   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: interest calculation type is 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 305   Variance: 55   Variance %: 18.03278%   Comment: loan maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000111100000044   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: pay history string is 100000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 440000001111000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: pay history string reversed is 000000000000000000000001.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx    Comment: stated maturity as per mod is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 254 Tape Value: 191 Variance: 63 Variance %: 32.98429% Comment: stated remaining term is 254. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Critical" (Lvl 4) "CE Risk Indicator is Critical as this loan failed the NC rate spread home loan test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."	* ComplianceEase HOEPA Test Failed (Lvl 3) "This loan failed the HOEPA higher-priced mortgage loan required escrow account test for one of the following reasons: ( 12 CFR §1026.35 , transferred from 12 CFR §226.35 as enacted in 2008 , and amended in 2011 )This loan does not collect reserves for the payment of homeowner's insurance and property taxes for one of the following:A higher-priced mortgage loan consummated regardless of loan amount, where an application is received on or after xx; orA higher-priced mortgage loan with a principal obligation at consummation that does not exceed the maximum principal obligation eligible for purchase by Freddie Mac where an application is received on or after xx; orThis loan does not collect reserves for the payment of property taxes for a condominium or high rise condominium.Except for loans secured by shares in a cooperative and for certain condominium units, a creditor may not extend a loan secured by a first lien on a principal dwelling unless an escrow account is established before consummation for payment of property taxes and premiums for mortgage-related insurance required by the creditor, such as insurance against loss of or damage to property, or against liability arising out of the ownership or use of the property, or insurance protecting the creditor against the consumer's default or other credit loss.PLEASE NOTE: This test does not account for instances when mortgage insurance reserves must be escrowed based on 12 CFR §1026.35. See HOEPA Higher-Priced Mortgage Loan Alert (below) for full escrow requirements. This loan failed the HOEPA higher-priced mortgage loan document type test due to one of the following findings: ( 12 CFR §1026.35 , transferred from 12 CFR §226.35 as enacted in xx )The loan is a higher-priced mortgage loan and the document type of the loan is "No Asset Verification," "No Asset or Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" orThe documentation type of the loan was not provided. The documentation type is one of sexxl factors that should be considered when making any higher-priced mortgage loan.PLEASE NOTE: This result is not a determination that the creditor analyzed the borrower's ability to repay a higher-priced mortgage loan based on 12 CFR §1026.35. See HOEPA Higher-Priced Mortgage Loan Repayment Ability Alert (below) for full repayment ability requirements."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Critical	Fail	Pass	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17577783	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$36.26	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.340%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	7.147%	xx	01-xx-2017	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with the borrower xx and lender xx, which was recorded on xx. The chain of assignment is complete as the assignment of mortgage is currently with the “xx”.
No active lien and judgment have been found on the updated title report.
Annual County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.

Update:-
The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx, which recorded on xx with book/page# xx in the amount of xx in favor of xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for xxxx have been paid in the amount of $xx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found in the updated title report.	Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.

Update:
As per the review of tape data payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date as per tape is x/xx/xxxx. The details of the last payment received are not available. The current P&I is $xxx.xx, and the interest rate is x.xxx%. The UPB is $xx,xxx.xx.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Borrower has filed bankruptcy under chapter xx case#xx on xx. POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx. Order of Confirming plan was filed on xx which states that the debtor chapter xx plan is hereby confirmed and debtor shall pay the subject arrears which is in the estimated amount of $x,xxx.xx. MFR was filed on xx by the subject creditor. Order on MFR was filed on xx which states that the MFR is denied. Later on Debtor got discharged from bankruptcy on xx
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Update:
The current status of the loan is bankruptcy current.
As per the review of tape data payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The details of the last payment received are not available. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $xx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per servicing comment dated xx/xx/xxxx, the borrower had filed the bankruptcy under chapter xx with case#xx on xx. Further details were not provided.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case#xx on xx. POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx. Order of Confirming plan was filed on xx which states that the debtor chapter xx plan is hereby confirmed and debtor shall pay the subject arrears which is in the estimated amount of $x,xxx.xx. MFR was filed on xx by the subject creditor. Order on MFR was filed on xx which states that the MFR is denied. Later on Debtor got discharged from bankruptcy on xx

Updated:
As per servicing comment dated xx/xx/xxxx, the borrower had filed the bankruptcy under chapter xx with case#xx on xx. As per servicing comment dated xx/xx/xxxx the POC was filed by the creditor on xx. Further details were not provided.	Loan Modification agreement was made between borrower and lender on xx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which began on xx. The new modified principle balance is in the amount of $xx,xxx.xx and the interest bearing amount is $xx,xxx.xx. The new maturity date is xx. The reason for modification is financial hardship.	Credit Application Credit Report Good Faith Estimate	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy (Poct-Loan Origination)? is yes. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is NA.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation Type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 310   Variance: -129   Variance %: -41.61290%   Comment: Loan Original Maturity Term Months is 181.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx  Variance %:    Comment: Original Appraisal Date is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004443210210210102110   Tape Value: 000000032100210065432321   Variance:    Variance %:    Comment: Payment History String is 000000012300120012344423.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 011201012012012344400000   Tape Value: 123234560212001230000000   Variance:    Variance %:    Comment: Payment History String Reversed is 324443210021003210000000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: $28552.30 Tape Value: $26490.56 Variance: $2061.74 Variance %: 7.78292% Comment: Principal Balance Stated in Mod is $28,552.30. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to the appraisal report (xx) dated xx, the subject property type is Manufactured Home. Also it reflects that the manufactured home is attached with land and towing hitch, wheels & axels have been removed. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. The latest tax assessor report also shows that there is separate tax assessment for land and improvements. There is no VIN# in the legal description of subject mortgage. Therefore, we are unable to verify whether the subject property has been attached to the land or not."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "ComplianceEase Risk indicator is Elevated due to HOEPA Higher-Priced Mortgage Loan Test is failed.
HOEPA Higher-Priced Mortgage Loan Test shows Loan Data 10.910%, Comparison Data 5.000% and Variance +5.910%.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-
priced mortgage loans even if the additional conditions are met."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by all the borrowers."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17609846	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,008.08	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.080%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	xx	2.000%	xx	01-xx-2014	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx for the amount of xx which was recorded on xx
The chain of assignment has not been completed. Currently, the subject mortgage is with the lender, “xx”. Assignment is missing to “xx”.
There is one senior mortgage against the subject property originated on xx in the favor of xx for the amount of $ xx which was recorded on xx
First and second installments of county taxes for the year of xxxx have been paid in the amount of xx. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx(PITI) which was applied for the due date of xx/xx/xxxx. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx(PITI) which was applied for the due date of xx/xx/xxxx. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. The loan was modified on xx with the unpaid principal balance of xx. The borrower promises to make the payment from the first payment date of xx/xx/xxxx with initial step interest rate of x.xxx% and P&I of $xxx.xx till the maturity date of xx ending with the step rate of x.xxx%.
The amount of xx has been deferred which will be paid at the maturity date of xx Hence, the amount of xx will be the interest bearing amount.
Deferral agreement dated xx is available in the loan file located at (xx) which shows that the amount of xx have been deferred. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file. No foreclosure/bankruptcy activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx and the lender, xx
The step modification was made on effective date of xx/xx/xxxx with the unpaid principal balance of $xxx,xxx.xx. The borrower promises to make the payment from the first payment date of xx/xx/xxxx with initial step interest rate of x.xxx% and P&I of $xxx.xx till the maturity date of xx/xx/xxxx ending with the step rate of x.xxx%.
The amount of $xxx,xxx.xx has been deferred which will be paid at the maturity date of xx/xx/xxxx. Hence, the amount of $xxx,xxx.xx will be the interest bearing amount.
Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Performing Tape Value: Payment Plan |-xx-| |-xx-| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $122902.76   Tape Value: $125875.69   Variance: $-2972.93   Variance %: -2.36179%   Comment: Deferred balance is $122,902.76.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 24.39908%   Comment: Appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: x   Variance: -xx   Variance %: -xx   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.08000%   Tape Value: 2.00000%   Variance: 7.08000%   Variance %: 7.08000%   Comment: Original stated rate is 9.0800%.   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California State. Following state disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17614543	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$334.78	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	31.626%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report dated xx/xx/xxxx shows that the mortgage was originated on xx. The subject mortgage was recorded on xx with the instrument # xx. The chain of the assignment has not been completed. The current assignment is with xx, its successors and assigns.
There is a HOA lien active against the property xx in the amount of xx in favor of xx, which was recorded on xx.
The annual installments of county taxes for the year of xxxx have been paid in the amount of $xxx.xx. The annual installments of school taxes for the year of xxxx have been paid in the amount of $xxx.xx. The annual installments of school taxes for the year of xxxx are due in the amount of $xxx.xx for the due date of x/xx/xxxx. The current ownership is vested in the name of xx.

Review of updated payment history as of x/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of date is in the amount of xx	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is unable to be determined. The property has been occupied by the owner himself. No damage or repair to the property has been found.

The borrowe rxx the bankruptcy under chapter xx with the Case xx, dated xx
The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of date is in the amount of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the Case xx, dated xx.  The post-petition due date was xx. The POC was filed on xx, the amount of claim isxx and amount of arrearage is $x,xxx.xx. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx
There is no any evidence of cram down.

Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value:xx Comment: no discrepancies. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Type:
Field: Payment History String   Loan Value: 000022222100010000000000   Tape Value: 877777777778888888888888   Variance:    Variance %:    Comment: Pay history string is 123444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000010001222220000 Tape Value: 888888888888877777777778 Variance: Variance %: Comment: Pay history string reversed is 444444444444444444444321 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx. The following required State Disclosure are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in xx
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is xx. However, the original note date is xx."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17726786	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$547.03	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.684%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	5.750%	xx	01-xx-2017	Financial Hardship	As per updated title report as of xx/xx/xxxx the subject mortgage is on xx. Chain of assignment is incomplete as the current assignee is xx. No active judgments or liens have been found. Annual tax is $xxx.xx.	Payment history as of xx/xx/xxxx shows that the loan is x month behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is x month behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx. As per MOD borrower has agreed to pay the interest bearing amount of xx with fixed interest rate of x.xxx% and P&I of $xxx.xx. First payment was started from xx/x/xxxx and the maturity date is x/x/xxxx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 382 |-xx-xx-22 |-xx-| -5.75916% Comment: As per NOTE, the loan terms are 360 months. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: 1/xx/2007   Tape Value: 10/xx/2017   Variance: -3926 (Days)   Variance %:    Comment: As per NOTE, the first payment date is 1/xx/2007.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 382   Variance: -22   Variance %: -5.75916%   Comment: As per NOTE, the loan terms are 360 months.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: As per appraisal, the original appraisal value is xx However, the tape data shows xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal document, the original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 121122222211111111112212   Variance:    Variance %:    Comment: As per payment history the string is 222200000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 212211111111112222211121   Variance:    Variance %:    Comment: As per payment history the string is reversed 000000000000000000002222.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: As per NOTE, the property address is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $147495.99 Tape Value: $147660.41 Variance: $-164.42 Variance %: -0.11135% Comment: As per pay history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed for TILA Finance Charge Test and Discount Fee Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for Discount Fee Test.
Loan data $6,429.50 comparison data $1,750.00 hence the variance is +$4,679.50"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA Finance Charge Test.
Loan data xx comparison data xx hence the variance is xx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds xx (Lvl 2)     "As per appraisal report the appraisal value is xx and loan amount is xx Hence LTV/CLTV is greater than xx."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$732.28	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17752414	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,425.12	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.440%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2016	xx	Not Applicable	4.000%	xx	06/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment has not been completed. Currently, the assignee is with xx

There is junior mortgage in the amount of xx

The combined taxes for xxxx are due in the amount of $x,xxx.xx.

No prior year delinquent taxes have been found.

The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
xx

The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.

At time of origination Borrower is working as xx

The comment dated xx shows that subject property is occupied by owner.

The comment dated xx shows that reason for default is unemployment and loss of income. No further details have been found.

Update:
The loan is currently performing.
As per comment dated xx the foreclosure was initiated. The complaint was filed on xx FC service was completed on xx Final judgment was entered on xx FC sale was scheduled for xx The FC was put on hold due to HAF. Further details not provided.
As per comment dated xx subject property has been occupied by the owner.
No details related to the bankruptcy have been found.
No damages have been reported.

Foreclosure Comments:As per comment dated xx the foreclosure was initiated. The complaint was filed on xx FC service was completed on xx Final judgment was entered on xx FC sale was scheduled for xx The FC was put on hold due to HAF. Further details not provided.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between x (borrower) and x (lender?) on x/x/xxxx. As per agreement new principal amount is $xxx,xxx.xx. New interest rate is x.xx% and P&I is $xxx.xx. Payments begin on x/x/xxxx and maturity date is x/x/xxxx.	Credit Report	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx  Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 479   Variance: -119   Variance %: -24.84342%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000044444444444444444   Tape Value: 33333333332121000011103   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444440000000   Tape Value: 30111000212123333333333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance Ease risk indicator is moderate as loan is failing for TILA Finance Charge Test & TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.

																																																																																																							The disclosed finance charge is $172,434.10 and allowed is $172,982.53 however it is undercharged by $548.43."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17771281	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	52.614%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	1/xx/2023 12:00:00 AM	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx.
There is one junior civil judgment against the borrower in the favor of xx which was recorded on xx. However, the judgment amount is does not reflect in the available supporting document.
The tax certificate is required.

According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xx%. The new UPB is reflected in the amount of $xx,xxx.xx.
The loan was not modified since origination.
The borrower did not file bankruptcy.
No foreclosure activity has been found.
As per the BPO report dated xx which is located at : xx”, the subject property is owner occupied with axxge condition. No damage and repairs have been found.

Update:
The current status of the loan is current.
The reason for default is not available.
As per the servicing comment dated xx/xx/xxxx, the foreclosure was initiated in the year xxxx. As per the servicing comment dated xx/xx/xxxx, the complaint was filed on xx. As per the servicing comment dated xx/xx/xxxx, the litigation matter has been found. We are unable to determine the reason for litigation, and no comment has been made on which state litigation has been resolved. Further details were not provided.
As per the latest CC, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:As per the servicing comment dated xx/xx/xxxx, the foreclosure was initiated in the year xxxx. As per the servicing comment dated xx/xx/xxxx, the complaint was filed on xx. Further details were not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Current Legal Status Loan Value: Performing Tape Value: Collections, < 60 Days |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is ARM.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000004444444444444   Tape Value: XXXXXXXXXXXX636993C333C3   Variance:    Variance %:    Comment: Payment history string is 1012100111201MMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444400000000000 Tape Value: 3C333C399636XXXXXXXXXXXX Variance: Variance %: Comment: Payment history strin reversed is MMMMMMMMMM102111010101210. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at " xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is xx  is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Loan data:xx%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to be determined in the available loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17826546	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$433.16	10/xx/2020	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10-xx-2020	xx	Not Applicable	2.750%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.

The chain of assignment is completed as the subject mortgage is still with the lender, xx.

Active junior or senior judgments/liens/mortgages:

x. There is an active junior State Tax Lien available in the updated title report against xx in the amount of $xx in favor of xx.

The annual County taxes for xxxx have been paid in full in the amount of $ xxx.xx on xx/xx/xxxx.

The 1st installment of combined tax for xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx and 2nd installment of $xxx.xx has been due on xx/xx/xxxx.	Review of updated payment history as of xx/xx/xxxx, the loan is current and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of xx.	Collections Comments:As per the review of the servicing comments the loan is performing and the borrower is making regular loan payments. The last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the updated payment history is in the amount of xx.
The loan has been modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx.The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is x/xx/xxxx.
As per the comment date x/xx/xxxx the subject property has been occupied by the owner.
As per collection comment dated x/xx/xxxx shows that the reason for default is Excessive Obligation.The latest BPO is not available .Recent servicing comments do not reflect any damage.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx,The foreclosure was placed on hold due to Due to Loss Mitigation on xx.No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to the xx the borrower xx had filed bankruptcy under chapter-x with the xx. The debtor was discharged on xx/xx/xxxx.The case was terminated on xx. The case is converted from chapter -x to Chapter-xx. The schedule D of Voluntary petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $xx,xxx.xx however the unsecured portion is $x.xx there is no comment indication a cram down.	The loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx.The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/x/xxxx and the new maturity date is x/x/xxxx.	Credit Application Credit Report Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankrutpcy is "Yes". Tape Source: Initial Tape Type:
Field: Current Bankruptcy Chapter   Loan Value: Chapter 7   Tape Value: Chapter 13   Variance:    Variance %:    Comment: Bankruptcy Chapter is "Chapter-7"   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure is "Yes".   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Does lender G/L Require MI? is "No".   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is "Step".   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Radian   Variance:    Variance %:    Comment: MI Company is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: 5/xx/2007   Tape Value: 7/xx/2007   Variance: -49 (Days)   Variance %:    Comment: Original Appraisal Date is "5/xx/2007".   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $278.67   Tape Value: $279.00   Variance: $-0.33   Variance %: -0.11827%   Comment: Original Stated P&I is $278.67.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000444444444444444444444   Tape Value: 000999999999   Variance:    Variance %:    Comment: Payment History String Reversed is "000444444444444444444444".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444000   Tape Value: 999999909000   Variance:    Variance %:    Comment: Payment History String Reversed is "444444444444444444444000".   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: 10/xx/2019   Tape Value: 5/xx/2018   Variance: 541 (Days)   Variance %:    Comment: Referral Date is "10/xx/2019".   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2060 Tape Value: 8/xx/2037 Variance: 8370 (Days) Variance %: Comment: Stated Maturity Date is "7/xx/2060" Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Fina TIL is not hand dated by all the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17849703	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,208.38	10/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	43.120%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender MERS as nominee for xx

The chain of the assignment has not been completed. The latest assignment is xx

There is a junior mortgage active in the favor of xx
There is a junior mortgage active in the favor of xx
There is a junior mortgage active in the favor of xx
There are x civil judgments active in the favor of different plaintiff in the total amount of $xx.

Combined annual taxes for the year of xxxx have been paid in the amount of $ xxxx.xx.
Combined 1st installment has been paid in the amount of $xxx.xx on x/xx/xxxx.
Combined 2nd installment has been due in the amount of $xxx.xx on xx/xx/xxxx.

No prior years delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Update-
The latest payment history is missing from x/xx/xxxx to xx/xx/xxxx. Tape data shows next due date as xx/xx/xxxx. Unable to determine the last payment received date. Tape shows UPB as xx,xxx.xx. The borrower is currently paying as per the note terms.
Collections Comments:As per comment history, the borrower is performing with the loan.
According to the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
Comment dated xx/xx/xxxx, the borrower xx. No further details have been found.
Comment dated xx/xx/xxxx, the subject property is an owner occupied. There is no evidence has been found of damage or repairs in the latest servicing comments.
As per comment dated xx/xx/xxxx, the reason for default is death of borrower.
No foreclosure activity has been found.
There is no evidence has been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding Covid-xx impact in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Title Evidence	Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: This loan is conventional fixed rate. However, Neg. Amort Potential is not applicable. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000222222221004321000000   Tape Value: 00112222222222342232111   Variance:    Variance %:    Comment: As per payment history string is 000112200000000012210111. However, the tape data reflects string is 0011222222222342232111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000123400122222222000 Tape Value: 11123224322222222220100' Variance: Variance %: Comment: As per payment history string reversed is 111012210000000002211000. However, the tape data reflects string is 11123224322222222220100. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file." * Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “8xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file." * Payment history is incomplete/ missing (Lvl 3) "Payment history is missing."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. Mortgage Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Missing Title evidence (Lvl 2)     "Missing title evidence."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* NPL - Difference between Current balance and original balance is more than 30% (Lvl 2)     "NPL - Difference between current balance and original balance is more than 30%."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* The property has unrepaired damages (Lvl 2)     "The property has unrepaired damages."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17899851	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,444.72	12/xx/2023	xx	No	Unavailable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05-xx-2018	xx	xx	4.375%	xx	01-xx-2018	Financial Hardship	According to the updated title report dated xx
The chain of assignment has been completed. Currently, the assignment is with the xx
There is one senior mechanics lien against the borrower xx
There are x junior IRS liens against the borrower xx
There is one civil judgment against the borrower in the favor of xx
Town and county annual taxes for the year of xxxx have been paid in the amount of $xxx.xx and $xxx.xx.
School annual taxes for the year of xxxx-xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.

Update-
According to the updated title report dated xx
There is one civil judgment against the borrower in the favor of xx
The annual combined taxes for xxxx were paid in the amount of $xxxx.xx on xx/xx/xxxx.
The annual school taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.

Update:
The payment history is available until x/xx/xxxx.According to the tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment transactions are not available. The current P&I is $x,xxx.xx and the interest rate is x.xxx%. The current UPB per tape is $xxx,xxx.xx, and the deferred balance is $xx,xxx.xx.	Collections Comments:The loan is in foreclosure.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The loan was modified on xx between the borrower xx. As per the modified terms, the new principal balance is xx The deferred principal balance is xx and the interest bearing amount is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxxx.xx and the interest rate of x.xxx% beginning on xx till new maturity date of xx
As per the comment dated xx the contested litigation was filed on xx Case xx. Litigation discontinued w/o prejudice due to alternative workout. No further details have been found in the available servicing comments regarding litigation matter.
Recent foreclosure sale was scheduled on xx The foreclosure was initiated in xx and the file was referred to an attorney on xx The complaint was filed on xx with the case xx and the service was completed on xx The judgment was entered on xx The foreclosure sale was scheduled on xx No further details have been found regarding foreclosure.
The borrower did not file bankruptcy yet.
As per the comment dated xx the borrower is unemployed due covid-xx. No further details have been found regarding covid-xx.
The subject property is owner occupied. No damage and repairs have been found.

Update:
The current status of the loan is bankruptcy current.
The payment history is available until x/xx/xxxx.According to the tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment transactions are not available. The current P&I is $x,xxx.xx and the interest rate is x.xxx%. The current UPB per tape is $xxx,xxx.xx, and the deferred balance is $xx,xxx.xx.
The reason for default is not available.
As per seller tape data, there is a modification with an effective date xx
As per servicing comment xx/xx/xxxx, the borrower filed for bankruptcy under chapter xx with case # xx  and as per tape data on xx and the post-petition date is xx As per seller tape data, current status of the loan is bankruptcy current.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per seller tape data, the property is owner-occupied.

Foreclosure Comments:Recent foreclosure sale was scheduled on xx/xx/xxxx. The foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx with the case# xxxx-xxxxx and the service was completed on xx/xx/xxxx. The judgment was entered on xx/xx/xxxx. The foreclosure sale was scheduled on xx/xx/xxxx. No further details have been found regarding foreclosure.
Bankruptcy Comments:As per servicing comment xx/xx/xxxx, the borrower filed for bankruptcy under chapter xx with case # xx-xxxxx and as per tape data on xx/xx/xxxx, and the post-petition date is xx/xx/xxxx. As per seller tape data, current status of the loan is bankruptcy current. Further detail not provided.	The loan was modified on xx between the borrower xx. As per the modified terms, the new principal balance is xx The deferred principal balance is xx and the interest bearing amount is xx The borrower has promised to pay in the amount of $xxxx.xx and the interest rate of x.xxx% beginning on xx till new maturity date of xx	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower is unemployed due to covid-19.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value:xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is located at "xx". However, the some point and fees are hand written."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.405%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17911969	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,760.78	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.550%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	523	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	2.500%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender “xx for the amount of xx which was recorded on xx
The chain of assignment has not been completed. Currently, the assignment is from xx which was recorded on xx. However, the correct assignment should be with the “xx”.
There are x junior civil judgments against the borrower in the favor of xx for the amount of xx and xx which was recorded on xx and xx respectively.
First and second county installments taxes for the year of xxxx have been paid in the amount of xx and xx
First and second county installments taxes for the year of xxxx have been paid in the amount of xx and xx
No, any prior year delinquent taxes have been found.

According to payment history as of x/xx/xxxx, the borrower is delinquent from x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The new UPB is does not reflect in the available payment history. As per the tape data as of xx/xx/xxxx, the unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan present status is foreclosure. According to payment history as of x/xx/xxxx, the borrower is delinquent from x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The new UPB is does not reflect in the available payment history. As per the tape data as of xx/xx/xxxx, the unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was modified trice since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower "xx” and lender "xx.”. As per the modified terms, the new principal balance is xx There are x steps of modification. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx The balloon amount is xx which was due on maturity date. As per the comment dated xx the foreclosure was initiated in xx and the file was referred to attorney on xx However, the foreclosure was put on hold due to forbearance agreement. The comment dated xx the foreclosure was put on hold due to Original assignment. No further details have been found regarding the foreclosure. The borrower did not file bankruptcy yet. As per the comment dated x/xx/xxxx, the borrower is impacted by Covid-xx. The comment dated xx stated that the forbearance plan was started from xx for x months. No, any further details have been found regarding covid-xx. As per the BPO report dated xx which is located at “xx”, the subject property need to full power wash for exterior. The latest BPO report dated xx which is located at “xx” shows the subject property is owner occupied with axxge condition. No, any damage and repairs have been found.
Foreclosure Comments:As per the comment dated xx the foreclosure was initiated in xx and the file was referred to attorney on xx However, the foreclosure was put on hold due to forbearance agreement. The comment dated xx the foreclosure was put on hold due to Original assignment. No further details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified trice since origination. The borrower has been making the payment as per the modification agreement which was made on x/x/xxxx between the borrower "xx” and lender "xx”. As per the modified terms, the new principal balance is $xxx,xxx.xx. There are x steps of modification. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till maturity date of x/x/xxxx. The balloon amount is $xx,xxx.xx which was due on maturity date.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: 8/xx/2017 Tape Value: 9/xx/2017 |-xx-xx-31 (Days) |-xx-| Comment: Doc date of last modification 8/xx/2017 Tape Source: Initial Tape Type:
Field: Mod Step 1 Date   Loan Value: 9/xx/2017   Tape Value: 9/xx/2020   Variance: -1096 (Days)   Variance %:    Comment: Mod step 1 date is 9/xx/2017   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.500%   Tape Value: 3.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 rate is 2.500%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 9/xx/2020   Tape Value: 9/xx/2021   Variance: -365 (Days)   Variance %:    Comment: Mod step 2 date id 9/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.500%   Tape Value: 4.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 2 rate is 3.500%   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 9/xx/2021   Tape Value: 9/xx/2022   Variance: -365 (Days)   Variance %:    Comment: mod step 3 date is 9/xx/2021   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.500%   Tape Value: 5.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: mod step 3 rate is 4.500%   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 9/xx/2022   Tape Value: 9/xx/2023   Variance: -365 (Days)   Variance %:    Comment: Mod step 4 date is 9/xx/2022   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 5.500%   Tape Value: 6.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 4 rate is 5.500%   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 9/xx/2023   Tape Value: 9/xx/2024   Variance: -366 (Days)   Variance %:    Comment: Mod step 5 date is 9/xx/2023   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 6.500%   Tape Value: 7.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 5 rate is 6.500%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.55000%   Tape Value: 6.00000%   Variance: 4.55000%   Variance %: 4.55000%   Comment: Original stated rate is 10.555   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property addrees street as xx  Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: As per the appraisal report, the subject property type is 2 family. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files. However, the values are updated by the initial application located on "xx"."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file. 1. IL Collateral Protection Insurance Notice 2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be confirmed in the available loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18091786	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,863.76	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	xx	2.000%	xx	01-xx-2015	Financial Hardship	As per updated title report as of xx/xx/xxxx the subject mortgage xx.
Chain of assignment is complete as the current assignee is xx.
No active liens and judgments have been found.
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx/x/xxxx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with steps interest rate completing in x steps. First payment was started from xx/x/xxxx and the maturity date is x/x/xxxx. The deferred amount is $xx,xxx.xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2015   Tape Value: 6/xx/2021   Variance: -2009 (Days)   Variance %:    Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 6.000%   Variance: -4.000%   Variance %: -4.00000%   Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 6/xx/2018   Tape Value: 6/xx/2022   Variance: -1461 (Days)   Variance %:    Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 6.500%   Variance: -3.500%   Variance %: -3.50000%   Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 7639 (Days) Variance %: Comment: As per latest MOD Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD and Fee itemization are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18183178	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$2.05	$1,263.74	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Unavailable	53.951%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	4.000%	xx	01-xx-2017	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xxin favor of MERS as nominee for xx.
 The chain of mortgage assignment is incomplete. Currently, mortgage assignment is with the xx. This should be with xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The combined taxes for xxxx (1st installment) have been paid in the amount of $x,xxx.xx on x/xx/xxxx.
The combined taxes for xxxx (1st installment) are delinquent in the amount of $x.xx which was payable through due date x/xx/xxxx.
The combined taxes for xxxx (2nd installment) are due in the amount of $x,xxx.xx.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Fay Servicing Comments
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.
The comment dated x/xx/xxxx shows that subject property is occupied by original owner.
No evidences have been found regarding bankruptcy case.
No evidences have been found regarding foreclosure process.
No visible damages/repairs have been found.

The current status of the loan is performing.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per xx report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with the fixed amortization with the new principal balance of $xxx,xxx.xx and the new interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xx% beginning from xx and the new maturity date is xx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 613 |-xx-xx-253 |-xx-| -41.27243% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 613   Variance: -253   Variance %: -41.27243%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value:xx  Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.000%   Tape Value: 5.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 1 Rate is 4.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 7/xx/2022   Tape Value: 7/xx/2023   Variance: -365 (Days)   Variance %:    Comment: Mod Step 2 Date is 7/xx/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 5.000%   Tape Value: 6.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 2 Rate is 5.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 7/xx/2023   Tape Value: 7/xx/2024   Variance: -366 (Days)   Variance %:    Comment: Mod Step 3 Date is 7/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 6.000%   Tape Value: 6.500%   Variance: -0.500%   Variance %: -0.50000%   Comment: Mod Step 3 Rate is 6.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Type:
Field: Payment History String   Loan Value: 000000004444322211000011   Tape Value: 110110000000099999999876   Variance:    Variance %:    Comment: Payment History String is 0101100000000123444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 110000112223444400000000   Tape Value: 678999999090000000001011   Variance:    Variance %:    Comment: Payment History String Reversed is 4444444443210000000011010.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 53.951%   Tape Value: 5275.100%   Variance: -5221.149%   Variance %: -5221.14900%   Comment: Post Close DTI per 1003 is 53.951%.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value:xx: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to the following factor:
1.This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to the following factor:
This loan failed the TILA finance charge test.( xx)The finance charge is $450,048.48. The disclosed finance charge of $449,485.48 is not considered accurate because it is understated by more than $100."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA State and required xx disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18425473	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$531.26	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.800%	36	36	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	569	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	5.800%	xx	01-xx-2013	Financial Hardship	As per the review of the Pro-title report dated xx/xx/xxxx, the subject mortgage details are missing from the pro-title report. Also, it shows the open mortgage information which was originated on xx; however, the subject mortgage was originated on xx.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xx.xx and the current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xx.xx. The current UPB is $x,xxx.xx.
Collections Comments:According to the review of the servicing comments, the borrower is current with the loan and the next due date for payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xx.xx and the current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx. No modification, forbearance details are available in recent collections comments. No foreclosure activity has been found. No information pertaining to bankruptcy has been found. No evidence related to occupancy and the current condition of the subject property has been found in the latest xx months of servicing comments. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx between the borrowers xx and lender xx. The new modified principal balance as per modification is in the amount of $xx,xxx.xx with an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xx.xx beginning from xx. The maturity date as per modification is xx. The interest-bearing amount is $xx,xxx.xx. There is deferred balance in the amount of $x,xxx.xx and the servicer agrees to waive the interest on the deferred balance.
Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal Right of Rescission	Field: Age of Loan Loan Value: 129 Tape Value: 88 |-xx-| 41 |-xx-| 46.59090% Comment: age of loan is 129. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: The borrower is current with the loan per PH.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $1876.68   Tape Value: $1876.66   Variance: $0.02   Variance %: 0.00106%   Comment: The deferred balance is $1876.00   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require the MI.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: The interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $19095.34   Tape Value: $17218.66   Variance: $1876.68   Variance %: 10.89910%   Comment: The principal balance is $19,095.34.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx	3: Curable	* ComplianceEase HOEPA Test Failed (Lvl 3) "CE risk indicator is critical as the loan is failing HOEPA Higher-Priced Mortgage Loan Test and HOEPA Higher-Priced Mortgage Loan Document Type Test. This loan failed the HOEPA higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced mortgage loans even if the additional conditions are met. Loan Data: 6.253% Comparison Data: 6.200% Variance: 0.053%. This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase Risk Indicator is "Critical" (Lvl 3) "CE risk indicator is critical as the loan is failing HOEPA Higher-Priced Mortgage Loan Test and HOEPA Higher-Priced Mortgage Loan Document Type Test."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the GA state. The following state disclosures are missing from the loan file:  1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom) 2. Disclosure of Additional Fees"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Critical	Fail	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18482769	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,717.64	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	51.929%	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx which was recorded on xx.
There is a junior mortgage in the amount of xx in the favor of xx which was recorded on xx.
There is a state tax liens in the favor of xx which was recorded on xx.
There is a judgment in the amount of xx which was recorded on xx in the favour of xx.
1st and 2nd installment taxes for the year of xxxx have been paid in the amount of $xx,xxx.xx. No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in bankruptcy and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. According to the PACER, the borrower xx had filed bankruptcy under chapter- xx with the case#xx on xx. The chapter xx plan was filed on xx and it was confirmed on xx.
As per comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx with case# xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx. The loan was never modified.The RFD is unable to be determined. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.

Update:
The current status of the loan is bankruptcy.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure evidence has been found.
As per the collection comment dated xx/xx/xxxx, the RFD is curtailment of income.
As per the collection comment dated x/xx/xxxx, the previous BK case# xx was dismissed on xx.
As per the comment dated x/xx/xxxx, the borrower filed for new bankruptcy under chapter xx with the case# xx on xx. As per the comment dated x/xx/xxxx, the doc#xx shows notice of motion to dismiss was filed on xx. The latest comment dated xx/xx/xxxx doc#xx shows order withdrawing motion to dismiss was filed. Further details not provided. The bankruptcy case is still active.
As per the collection comment dated x/xx/xxxx, the loan is approved for trial modification for x months starting from x/xx/xxxx. The modification is approved with the new UPB of $xxx,xxx.xx, deferred amount of $x.xx, forgiven amount of $x.xx, new interest rate is x.xx% and new P&I is $x,xxx.xx. The loan is active under trial modification. Further details not provided.
No damage or repairs have been found.
..

Foreclosure Comments:As per comment dated xx/xx/xxxx, the foreclosure was initiated in the loan by referring to attorney on xx. The complaint was filed on xx with case# xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx.
Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under chapter- xx with the case#xx on xx.  The POC was filed by xx on xx, with the claim amount of xx and the arrearage amount is xx. The chapter xx plan was filed on xx and it was confirmed on xx. The debtor shall pay to the trustee the amount o of xx for x months and xx for xx months under chapter xx.
The schedule D of voluntary petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down.

Update:
As per the collection comment dated x/xx/xxxx, the previous BK case# xx was dismissed on xx.
As per the comment dated x/xx/xxxx, the borrower filed for new bankruptcy under chapter xx with the case# xx-xxxxx on x/xx/xxxx. As per the comment dated x/xx/xxxx, the doc#xx shows notice of motion to dismiss was filed on x/xx/xxxx. The latest comment dated xx/xx/xxxx doc#xx shows order withdrawing motion to dismiss was filed. Further details not provided. The bankruptcy case is still active.

Not Applicable	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |-xx-xx-272.250% |-xx-| -272.25000% Comment: As per note the ARM index margin percent is 2.750%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: 3.250%   Tape Value: 325.000%   Variance: -321.750%   Variance %: -321.75000%   Comment: As per note the ARM lifetime floor percent is 3.250%.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per comment dated 04/xx/2020, the foreclosure was initiated in the loan by referring to attorney on 08/xx/2018. The complaint was filed on 10/xx/2018 with case# 18CH1703. However, the foreclosure was put on hold as the borrower filed bankruptcy on 04/xx/2019.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: 4/xx/2019   Tape Value: 4/xx/2020   Variance: -377 (Days)   Variance %:    Comment: The foreclosure was put on hold as the borrower filed bankruptcy on 04/xx/2019.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 7.250%   Tape Value: 2.000%   Variance: 5.250%   Variance %: 5.25000%   Comment: As per note the first max rate adjustment is 7.250%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.250%   Tape Value: 2.000%   Variance: 1.250%   Variance %: 1.25000%   Comment: As per note the first Min rate first adjustment is 3.250%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 77.167%   Tape Value: 42.570%   Variance: 34.597%   Variance %: 34.59700%   Comment: The original standard LTV (OLTV) is 77.167%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001111132444444444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: The payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444231111100000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: The payment history reversed string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 46.953% Tape Value: 5193.000% Variance: -5146.047% Variance %: -5146.04700% Comment: As per application the post close DTI is 46.953%. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file. The values are updated as per the tape."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18518110	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,301.37	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	47.515%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2010 12:00:00 AM	xx	Not Applicable	5.750%	xx	01-xx-2010	Financial Hardship	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx.
There is one junior mortgage against the subject property in the favour of xx in the amount of $xxx,xxx.xx which was recorded on xx.
The first and second instalment county taxes of the year xxxx have been paid in the amount of $x,xxx.x.
The first instalment county taxes of the year xxxx are due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is active in bankruptcy. As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
The reason for default is unable to determine.
The loan was modified on xx/xx/xxxx.
As per document located at (xx), the foreclosure was initiated and referred to an attorney on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the complaint prepared and sent for filing on xx. The same dated comment reflects the file is on hold due to Active bankruptcy.
The borrower xx had filed bankruptcy under chapter-xx with the case#xx. The plan was confirmed on xx. The POC filed by xx with the secured claim amount of xx. As per the Schedule-D of voluntary petition dated xx, the amount of claim is $xx. The chapter-xx plan dated xx was confirmed. The plan was provided for Arrearages. As per Notice of Mortgage Payment change dated xx, the new total payment is $xxxx.xx. The date of last filing is xx.
As per comment dated xx/xx/xxxx, the subject property is owner-occupied.
Update comment:
The current status of the loan is active bankruptcy.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the tape data the borrower filed for bankruptcy on xx under Chapter xx and bankruptcy is still active.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.

Foreclosure Comments:
As per document located at (xx), the foreclosure was initiated and referred to an attorney on xx/xx/xxxx. As per comment dated xx, the complaint prepared and sent for filing on xx. The same dated comment reflects the file is on hold due to Active bankruptcy.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-xx with the case#xx. The plan was confirmed on xx. The POC filed by xx with the secured claim amount of xx. As per the Schedule-D of voluntary petition dated xx, the amount of claim is xx. The chapter-xx plan dated xx was confirmed. The plan was provided for Arrearages. As per Notice of Mortgage Payment change dated xx, the new total payment is $xxxx.xx. The date of last filing is xx.	The Modification agreement was signed between the borrower xx on xx. The new modified principal balance is $xxx,xxx.xx. The borrower promises to pay the P&I in the amount of $xxxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx. There is no deferred and forgiven amount.	Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 421 |-xx-xx-61 |-xx-| -14.48931% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx  Variance:    Variance %:    Comment: Borrower last name is xx   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Subject property is Owner-occupied.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx Variance: -64 (Days)   Variance %:    Comment: Last Modification date is xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per Appraisal report, the lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2019   Variance: 1670 (Days)   Variance %:    Comment: Last Payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 358   Variance: 2   Variance %: 0.55865%   Comment: Maturity terms are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 33333333333B333333333333   Variance:    Variance %:    Comment: Payment history string is 44444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 333333333333B33333333333   Variance:    Variance %:    Comment: Payment history reversed string is 44444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Variance:    Variance %:    Comment: Property street address is xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand-dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18551172	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$11,943.72	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/xx/2012	xx	Not Applicable	3.000%	xx	08/xx/2012	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx
The chain of assignment has not been completed, currently the assignment is with xx
There is a HOA lien recorded on xx/xx/xxxx for the amount of $xx in the favor of xx
Annual county taxes for the year xxxx-xxxx are paid in the amount of $xx,xxx.xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in active bankruptcy.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
No comments have been found regarding the foreclosure.
The borrower xx
The reason for default is unable to be determined.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair.
Also, no comments have been found regarding the income impacted due to Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx
The chapter xx plan was filed on xx/xx/xxxx as per plan the debtor supposes to pay the trustee the amount of $xxx.xx per month for xx months. The POC was filed on xx/xx/xxxx the amount of POC is xx and the arrearage amount is $xx,xxx.xx.The MFR was filed on xx/xx/xxxx.
The step modification agreement was made between the lender x x x x x and the borrower x x. x on xx/xx/xxxx, the new principal balance as per mod is $xxx,xxx.xx. The first payment was due on xx/xx/xxxx and the maturity date as xx/xx/xxxx. The modified P&I is in the amount of $xxxx.xx with an interest rate of x.xx%. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx
Field: Current Bankruptcy Arrearage Amount   Loan Value: $20276.22   Tape Value: $1621.67   Variance: $18654.55   Variance %: 1150.32959%   Comment: Current bankruptcy Rearrange amount is $20,26.22   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 336   Variance: 24   Variance %: 7.14285%   Comment: Loan original maturity term is 360 months   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: Payment history string reversed is 444444444444444444444444 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with Estimated HUD and Itemization are missing from the loan file. The first page of Final HUD is available located at "Collateral xx". However, the 2nd page is missing."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18590791	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$52.52	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.540%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2019	xx	Not Applicable	8.705%	xx	12/xx/2019	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx. The chain of assignment has been completed. Currently the assignment is with xx which was recorded on xx The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property. The county annual taxes for the year of xxxx have been paid in the amount of xx No prior year’s delinquent taxes have been found.	As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for xx/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:As per the review of collection comments, the borrower is performing with the loan. As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for xx/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx. The latest collection comment does not reflect the reason for default. The loan was modified on xx The review of the collection comment shows no indication of post-closing foreclosure activity. According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx The chapter xx plan was confirmed on xx However, the unsecured portion is xx The debtor was discharged on xx and the case was fully terminated on xx There are no comments found related to the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx The chapter xx plan was confirmed on xx The POC was filed on xx with the claim amount xx and the amount of arrearage as xx schedule D of Voluntary petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx However, the unsecured portion is xx The debtor was discharged on xx and the case was fully terminated on xx	This Step modification agreement was signed between the borrowers xx with the lender xx on xx The unpaid principal balance is xx The interest rate x.xxx % which steps up in x steps ending at xx.xxx %. The borrower promise to pay the monthly P&I of $xxx.xx to xrd step $xxx.xx beginning from xx till the maturity date xx	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: According to the PACER, the borrower xx. had filed bankruptcy under chapter-xx with the case# xx on xx Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note document the interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the Mod loan amoritzation type is Step   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000009999999999999   Variance:    Variance %:    Comment: The payment history string 000000000044444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999900000000000   Variance:    Variance %:    Comment: The payment history string reversed 4444444444440000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 11465 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file. However, as per the tape data the appraised value xx less than the original loan amount xx Hence the LTV is xx
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18597932	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,008.46	10/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.240%	312	312	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated x/xx/xxxx shows that, subject mortgage was originated by xx.

The chain of assignment has been completed as the mortgage is currently with xx.

There is one Medical Assistance lien against xx.

Combined taxes for the year xxxx have been paid in the amount of  $xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.

Update:
According to the UT report dated x/xx/xxxx, the subject mortgage was originated on xx.
There are two junior hospital liens active against the subject borrower xx.
The annual county taxes for xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
No delinquent taxes have been found for the prior year.
As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of xx.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xx,xxx.xx.

Update:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. Unable to determine the last payment received date. The current P&I is $xxx.xx and the interest rate is xx.xxx%. The current UPB is $xx,xxx.xx.
Collections Comments:The loan is in active bankruptcy. The debtor xx had filed bankruptcy on xx with xx under xx. POC was filed by subject creditor on xx. xx plan was confirmed on xx. As per xx borrower shall make ongoing monthly payments of xx. Date of last filing is xx.

As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of xx.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xx,xxx.xx.

The loan has not been modified since origination.
No evidence of foreclosure has been found.
The property is owner occupied and no visible damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed bankruptcy on xx with xx under xx. POC was filed by subject creditor on xx with amount of claim xx and arrearage xx. xx plan was confirmed on xx. As per xx borrower shall make ongoing monthly payments of xx. Date of last filing is xx.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 312 Tape Value: 313 |-xx-xx-1 |-xx-| -0.31948% Comment: Amortization term is 312 months. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 312   Tape Value: 313   Variance: -1   Variance %: -0.31948%   Comment: Maturity term is 312 months.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000111111   Tape Value: 343222332222233333333333   Variance:    Variance %:    Comment: Payment history string is 3433344433MMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111000000000000000000   Tape Value: 333333333232222233232343   Variance:    Variance %:    Comment: Payment string reversed is MMMMMMMMMMMM3344433343   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Purpose of Refinance Per Application   Loan Value: xx
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx
Field: Stated Maturity Date Loan Value: 10/xx/2033 Tape Value: 10/xx/2033 Variance: -4 (Days) Variance %: Comment: Maturity date as per note is 10/xx/2033. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is moderate as This loan failed the TILA APR test, TILA finance charge test, TILA foreclosure rescission finance charge test & the lender prepaid finance charge test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the lender prepaid finance charge test (K.S.A.§16A-xx-401(6)) The consumer loan does charge a set of prepaid finance charges, paid to the lender or party affiliated with the lender, which exceed 5% of the amount financed"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 12.178%. The disclosed APR of 11.933% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $159,313.76. The disclosed finance charge of $158,106.09 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $159,313.76. The disclosed finance charge of $158,106.09 is not considered accurate for purposes of rescission because it is understated by more than $35."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service transfer document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18656877	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,304.88	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.060%	361	361	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx.
Chain of the assignment has not been completed. Currently, the assignment is with xx, which was recorded on xx; however, it should be with x.
There is a notice of judgment lien in favor of xx, in the amount of $ xx which was recorded on xx; however, it is neither against the borrower nor property. Hence, it is not considered.
The annual combined taxes for xxxx have been paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected in the payment history is in the amount of xx	Collections Comments:The loan is in collection.
 According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xx report, the borrower xx had filed the bankruptcy under chapter-xx with case xx and the plan was confirmed on xx.
The proof of claim was filed on xx with the secured claim amount of xx and the amount of arrearage was xx. The case was discharged on xx and terminated on xx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report	Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: No. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI si N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: ARM.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000001000000021112   Tape Value: 011223334445555555667677   Variance:    Variance %:    Comment: Payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 211120000000100000000000   Tape Value: 776766555555544433312110   Variance:    Variance %:    Comment: Payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (xx)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $11000.00 Variance: Variance %: Comment: Total Balnce of Jr. lien is N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application/1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL, Loan Data: 6.242%, Comparison Data: 6.422% & Variance: -0.180%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.422%. The disclosed APR of 6.242% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA Finance Charge Test: FAIL, Loan Data: $125,728.97, Comparison Data: $138,252.39 & Variance: -$12,523.42.
This loan failed the TILA finance charge test.
The finance charge is $138,252.39. The disclosed finance charge of $125,728.97 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18665039	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$859.88	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.696%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	4.250%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx The chain of assignment is incomplete as the assignment of mortgage is currently with the xx No Active liens or judgments have been found against the borrower/the subject property. Combined taxes of xxxx have been paid in the amount ofxx No prior year delinquent taxes have been found.	The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:Comments:
Fay Servicing Comments (Pool x)

Currently loan is performing.

The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.
According to the collection comment dated x/xx/xxxx, the reason for default is borrower income impacted by pandemic. No further details have been found regarding covid-xx plan.
No evidences have been found regarding foreclosure process and bankruptcy case.
The BPO report xx shows that subject property had damaged and the nature of damage is exterior roof replacing. The estimated cost for repairs xx is required for interior repair and xx is required for exterior. However, no visible damages have been found in available collection comments and also latest BPO report is not available. Hence unable to determine the whether the damages are repaired or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the modification agreement which was made on xx between the borrower and lender. As per the modified terms, the new principal balance is xx The borrower has promised to pay the in the amount of xx with the interest rate of xx beginning on xx till maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Occupancy Loan Value: Owner (or Former): Primary Home Tape Value: Occupied by Unknown Party |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original appraisal value unavailable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx  Variance %: -0.00072%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) ""The final HUD-1 along with Estimated HUD-1, Fee itemization and closing instructions are also missing from the loan file.""	* Application Missing (Lvl 2) "Final 1003/Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx and following disclosures are missing from the loan file.

1. Agent Preference Disclosure
2. Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18781039	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,121.00	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	33.767%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	5/xx/2018 12:00:00 AM	xx	Not Applicable	5.500%	xx	01-xx-2018	Financial Hardship	According to the updated title report dated xx.
The chain of assignment has been completed. The last assignment is with xx

There is one HOA lien against the subject property in the favor of xx

There is one credit card judgment against the borrower, in the favor of xx

There are three ECB liens in the favor of xx

There are two civil judgments in the total amount of xx

Annual utilities charges for the year of xxxx are delinquent in the amount of $xx.xx which is good through till xx/xx/xxxx.
Second, third and fourth installments of borough taxes for the year of xxxx are due in the amount of $xxxx.xx.
According to latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. Next due date has been adjusted from xx/xx/xxxx to xx/xx/xxxx on xx/xx/xxxx.	Collections Comments:The loan is in foreclosure and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. Due date has been adjusted from xx/xx/xxxx to xx/xx/xxxx on xx/xx/xxxx.
The loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx till the new maturity date of xx
According to document located at “xx”, the foreclosure complaint was filed on xx with the xx Notice of discontinuance was filed on xx
According to comment dated xx/xx/xxxx, the borrower has been impacted by pandemic. Disaster forbearance plan has been setup for x month. The comment dated xx states that COVID-xx deferment has been processed with the deferred amount of $xxxx.xx. According to comment dated xx the reason for default is unemployment.
According to comment dated xx the foreclosure has been initiated and the file was referred to an attorney on xx According to comment dated xx the foreclosure was put on hold due to loss mitigation.
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.

Update:
The loan is currently in foreclosure.
As per the PACER report, borrower has not filed bankruptcy since loan origination.
As per the seller tape data, the foreclosure was initiated in xx FC was put on hold due to modification made on xx
As per the servicing comment dated xx the reason for default is “curtailment of income”.
As per the servicing comment dated xx the loan has been modified on xx As per the servicing comment dated xx the new modified unpaid principal balance is in the amount of xx with an interest rate starting at xx PITI is in the amount of xx and the borrower promises to pay P & I in the amount of xx beginning on xx As per the servicing comment dated xx this x-month trial plan has been started. There is no deferred balance or principal forgiven amount. As per the servicing comment dated xx trial modification plan has been completed. The tape data indicates the latest modification was made on xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:According to comment dated xx the foreclosure has been initiated and the file was referred to an attorney on xx According to comment dated xx the foreclosure was put on hold due to loss mitigation.

Update:
As per the seller tape data, the foreclosure was initiated in xx FC was put on hold due to modification made on xx
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of x.xxx% beginning from xx till the new maturity date of xx	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is "No".   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure? is "Yes"   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation Type is Full Documenttion   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 3xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file. However, some points and fees are handwritten. Same copy of HUD-1 is considered for ComplianceEase test."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in New York State. Following state disclosures are missing from the loan file:
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Part 80 Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
New York Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18790243	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,164.62	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	577	645	38.013%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	7.000%	xx	01-xx-2017	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
The chain of assignment has not been completed, currently the assignment is with xx.
There are child support lien and state tax lien against the borrower.
The child support lien was recorded on xx ,however the amount is not mentioned.
The state tax lien was recorded on xx.
The county and utility taxes for the year xxxx will due on xx/xx/xxxx and xx/xx/xxxx in the total amount of $xxxx.xx.No prior delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%.The current UPB is reflected payment history for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%.The current UPB is reflected payment history for the amount of $xxx,xxx.xx.
The loan has not been modified since the origination.
No comments have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter xx with xx.
 The reason for default is unable to be determined.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair.
Also, no comments have been found regarding the income impacted due to Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with xx.
The POC was filed on xx.

The modification agreement was made between the lender xx, the new principal balance as per mod is $xxx,xxx.xx. The amount of $xx,xxx.xx is the deferred principal balance and the amount of $xxx.xx has been forgiven. The interest bearing amount is $xxxxxx.xx. The modified P&I is in the amount of $xxxx.xx with an interest rate of x.xx%. The amount of $xx,xxx.xx is the balloon payment.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 551 |-xx-xx-191 |-xx-| -34.66424% Comment: Amortization Term Correct per Note Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The bk has been filed.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Variance:    Variance %:    Comment: Borrower Last Name Correct per Note   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 551   Variance: -191   Variance %: -34.66424%   Comment: Loan Original Maturity Term per Note   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Standard LTV Correct per 1003   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 000000121212211110000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001000   Tape Value: 000000011212212121000000   Variance:    Variance %:    Comment: The PH string reversed is 00000011112221121210000   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 41.068% Tape Value: 4078.000% Variance: -4036.932% Variance %: -4036.93200% Comment: DTI correct per 1003 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18821409	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,065.84	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	555	Not Applicable	35.260%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/xx/2020	xx	Not Applicable	3.074%	xx	01/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
The chain of mortgage assignment has been completed. Currently, the assignment is with xx.
*There is a junior mortgage against the subject property which was originated on xx.
No active liens and judgments have been found against the borrower and subject property.
1st installment county taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $xxxx.xx.
2nd installment of county taxes for the year of xxxx has been paid on x/xx/xxxx in the amount of $xxxx.xx.
Review of payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently x months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently x months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The loan was modified on xx. The interest bearing amount was $ xxxxx.xx with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx. The step rate was in x steps ending at rate x.xx% and P&I will be $xxx.xx applicable from x/xx/xxxx to maturity date xx. The principal forgiven amount is xx.
As per comment dated x/xx/xxxx, the RFD is overlexxged. As per comment dated x/xx/xxxx, the borrower was impacted by covid-xx. No evidence has been found regarding forbearance plan.
As per latest collection comments, the foreclosure was active. As per comment dated x/xx/xxxx, the foreclosure was placed on hold due to loss mitigation. As per comment dated xx, the case was dismissed. No other evidence has been found.
The subject property is occupied by owner. No visible damages or repairs have been observed on the subject property.

Foreclosure Comments:As per latest collection comments, the foreclosure was active. As per comment dated x/xx/xxxx, the foreclosure was placed on hold due to loss mitigation. As per comment dated xx, the case was dismissed. No other evidence has been found.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx.
The step modification was made on the effective date of xx with the new unpaid principal balance of $xx,xxx.xx. The borrower promises to pay from the first payment date of xx beginning with the step rate of x.xxx% and P&I of $xxx.xx till the maturity date of xx. The rates are in x steps ending with x.xxx%.
In addition lender has agreed to forgive the amount of $x,xxx.xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value:xxTape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: xxTape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value:xxTape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Ohio seller-paid points and fees exception test. xx This loan is subject to legislation that takes into discount points that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid discount points into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees". The sum of all discount points is limited to 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk indicator is "Moderate" due to This loan failed the Ohio seller-paid points and fees exception test"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow acct disclosure is missing."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a FHA loan. Hence, MI cert is required. But, MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19018113	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$44.18	$282.92	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.123%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in favor of xx and it was recorded on xx
The chain of assignment has been completed. Currently, the mortgage is with the xx
No active judgments or liens have been found.
Annual combined taxes of the year xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
Annual school taxes of the year xxxx are delinquent in the amount of $xx.xx which were due on xx/xx/xxxx and good through on xx/xx/xxxx.	The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 365/365 |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.12300%   Tape Value: 7.12320%   Variance: -0.00020%   Variance %: -0.00020%   Comment:    Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date Loan Value: xx Tape Value: xx Variance: 10 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed.
Appraisal report at the time of origination is missing from the loan file. According to BPO(doc# xx) report dated xx, the subject property is manufactured house. Neither VIN# number is listed in the mortgage legal nor short form title policy at origination shows Alta7 endorsement attached with it. No affixation document has been found in the loan file. Tax report from updated title shows separate assessment for land and improvement. Unable to determine whether the home is affixed to the permanent foundation or not.
Seller tape also shows property is manufactured housing."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $48,418.62. The disclosed finance charge of $48,294.86 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $48,418.62. The disclosed finance charge of $48,294.86 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19118684	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,131.36	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	480	480	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	4.500%	xx	01-xx-2012	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows subject mortgage has been originated on xx in the amount of xx with “xx and recorded on xx as Instr# xx.

The chain of assignment is not completed as the subject mortgage is currently assigned to “xx" instead of “xx”.

No active lien or judgment found pending against borrower.

1st & 2nd half county taxes for the year xxxx have been paid off in the total amount of $x,xxx.xx.

No delinquent taxes have been found for the prior year.
The review of payment history as of x/xx/xxxx shows the borrower is x months behind the regular payment. Next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per seller tape data provided is $xxx,xxx.xx.	Collections Comments:The subject loan is currently in bankruptcy. According to PACER the borrower “xx” had filed the bankruptcy under chapter xx with the case# xx on xx.
The foreclosure was initiated in the subject loan. As per the FC invoice located at “xx”, the file has been referred to attorney on xx. The complaint was filed on xx. However; the file was put on hold due to the borrower “xx” had filed the bankruptcy under chapter xx with the case# xx on xx.  The loan is still in bankruptcy.

Foreclosure Comments:The foreclosure was initiated in the subject loan.s per the FC invoice located at “xx”, the file has been referred to attorney on xx. The complaint was filed on xx. However; the file was put on hold due to the borrower “xx” had filed the bankruptcy under chapter xx with the case# xx on xx.  The loan is still in bankruptcy.
Bankruptcy Comments:According to xx the borrower “xx" filed the bankruptcy under chapter xx with the case# xx on xx. The POC was filed on xx. The POC amount is xx and total arrearage amount is $xx,xxx.xx. The plan has been confirmed on xx.	According to the note, the original P&I is $xxxx.xx & the interest rate is x.xx%. As per payment history, the current P&I is $xxx.xx & rate of interest is x.xx%. The Notice of Interest Rate Reduction located at “xx”. The servicer “xx” has agreed to reduce the interest rate of the loan to x.xx% effective from xx/xx/xxxx.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Prepayment Penalty Rider	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: FC was initiated in the loan. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Final 1003 is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 655674444456789999564564   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 465465999787654444456556   Variance:    Variance %:    Comment: The Payment History String reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Comment: Updated as per note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The required state disclosure Construction Finance Notice is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrowers."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19137564	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,041.84	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The current assignment is from xx”.
The subject mortgage is at lower lien position as there are two HOA liens against the subject property, first in the favor of xx recorded on xx and second in the favor of xx not for profit for the amount of $x,xxx.xx recorded on xx.
County annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property is unable to determine. The borrower xx has deceased on x/xx/xxxx. As per the comment dated x/xx/xxxx, the borrower has unemployed due to virus. The borrower was not able to make payment. The borrower was not sure exactly back to work. No further details have been found regarding Covid-xx. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional ARM rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxx% and a maturity date of xx. The P&I as per payment history is the $xxx.xx and rate of interest is x.xxx %, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified. There are x steps of modification. No further information found regarding modification in latest servicing comments.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: ARM Index Type Loan Value: Unavailable Tape Value: Treasury - One Year |-xx-| |-xx-| Comment: Modification is missing from the loan files. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment: Modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Unavailable   Tape Value: xx Variance:    Variance %:    Comment: Modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Unavailable   Tape Value: xx  Variance:    Variance %:    Comment: Modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Unavailable   Tape Value: xx Variance:    Variance %:    Comment: Modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Unavailable   Tape Value: 7/xx/2019   Variance:    Variance %:    Comment: Modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Unavailable   Tape Value: 5.250%   Variance:    Variance %:    Comment: Modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: Unavailable   Tape Value: 7/xx/2020   Variance:    Variance %:    Comment: Modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Unavailable   Tape Value: 3.250%   Variance:    Variance %:    Comment: Modification is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal the original appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCC33CC   Variance:    Variance %:    Comment: As per payment history the string is 000MM0000000000000000001   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CC33CCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per payment history the string is reversed 10000000000000000000MM000   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19155527	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$237.04	$175.55	12/xx/2023	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.490%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2008	xx	Not Applicable	8.950%	xx	11/xx/2008	Financial Hardship	.According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is from xx

According to the updated title report dated xx/xx/xxxx, there is x senior UCC judgment against the borrower in the favor of xx
There is x credit card judgment against the borrower in the favor of xx
There is x credit card judgments against the borrower in the favors of multiples in the amount of $xx recorded on x/xx/xxxx.
County annual taxes for the year of xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.
County annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
County annual taxes for the year of xxxx are delinquent in the amount of $xxx.xx on xx/xx/xxxx till good through dated xx/xx/xxxx.
According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xxwhich was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the Performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xxwhich was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The borrower has been making the payment as per the adjustment of agreement which was made on xx between the borrower xx. As per the modified terms, the new principal balance is xx The borrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx As per the comment dated xx the foreclosure was initiated in xx and the file was referred to attorney on xx As per the comment date xx the complaint has been filed. The sale was scheduled on xx and the sale has been postponed. As per the comment dated xx the foreclosure has been stopped and the loan has been reinstated. As per the comment dated xx the reason for default is illness of the borrower. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:As per the comment dated xx the foreclosure was initiated in xx and the file was referred to attorney on xx As per the comment date xx the complaint has been filed. The sale was scheduled on xx and the sale has been postponed.  As per the comment dated xx the foreclosure has been stopped and the loan has been reinstated.
Bankruptcy Comments:Not Applicable	The borrower has been making the payment as per the adjustment of agreement which was made on xx/xx/xxxx between the borrower "x" and lender "x”. As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/x/xxxx.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Foreclosure has been stopped Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $232.27   Variance: $-232.27   Variance %: -100.00000%   Comment: Deferred principal balance is $0.00.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type as 360/360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000000065   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 560000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Bollinger   Tape Value: MADISON   Variance:    Variance %:    Comment: Property County as Bollinger   Tape Source: Initial   Tape Type:
xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. An appraisal report is located on “xx” the subject property as manufactured home. However, the Affidavit of Affixation is not available in the loan file. The latest tax search report available in the updated title report dated 11/xx/2020 does not show the subject property as Manufactured Home. Also, the Final title policy does not show any ALTA endorsement for this manufactured housing. The legal description of the subject property does not show the VIN#. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test.
This loan failed the first lien origination fee test.
This loan failed the origination fee and broker fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien origination fee test.
The loan charges more than a 1% origination fee (whether from the buyer or the seller).

Origination Fee First Lien Test: FAIL The loan data is $619.40, the comparison data is $212.66 and the variance is+$406.74

This loan failed the origination fee and broker fee test.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%.

Origination Fee & Broker Fee Test: FAIL The loan data is $619.40, the comparison data is  $212.66 and the variance is  +$406.74"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end
The funding date is before the third business day following consummation.

TILA Right of Rescission Test: FAIL"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer orAgent"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19178740	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4.15	$532.16	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.858%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx for the amount of xx which was recorded on xx
Chain of assignment has been completed. Currently, the assignment is with the xx
No active liens and judgments have been found.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual county taxes for the year of xxxx are due in the amount of $xxx.xx which was due on xx/xx/xxxx.
Annual county taxes for the year of xxxx have been delinquent in the amount of $x.xx which was due on xx/xx/xxxx and they are good through till xx/xx/xxxx.
According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the BPO report dated xx which is located at “xx”, the subject property is owner occupied. The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $554.28 |-xx-| $-554.28 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "This loan failed the documentation type test.
This loan failed the DTI provided test.
This loan failed the NC rate spread home loan test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification.
This loan failed the DTI provided test.
 The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan. PLEASE NOTE: This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums. See Legislative Summary Alert (below) for full repayment ability requirements.
This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
 The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
19218360	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,456.98	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	33.430%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with MERS as nominee for
xx.
The chain of assignment has not been completed as currently the assignment is with MERS as nominee for xx.
* One junior mortgage found opened in the amount of xx recorded on xx which is in the favor of xx;
x) One real estate tax lien found pending against the subject property recorded on xx in the amount of xx which is in the favor of xx.
Property Tax Status;
x) Annual county taxes for the year of xxxx have been paid in the amount of xx on xx.
No prior year delinquent taxes have been found pending.	Review of the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history in the amount of xx.	Collections Comments:Review of the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history in the amount of xx.
According to the comment dated xx/xx/xxxx the RFD is death of borrower.
No further information has been found regarding the foreclosure and bankruptcy.

//Update-
As per comment dated x/xx/xxxx, the HAF fund received in the amount of $xx,xxx.xx. No further details were provided.
As per comment dated x/xx/xxxx, the FC task canceled due to reinstatement. As per comment dated x/xx/xxxx, the fc sale dated scheduled onxx/xx/xxxx.
As per comment dated xx/xx/xxxx, the modification approved with interest rate x.x% with total UPB xx for terms xxx which was started on xx/xx/xxxx for Trial Length In xx Months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "According to final HUD-1 the settlement date is 04/xx/2007 which is different from the note date of 04/xx/2007."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19262592	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$373.64	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.930%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	567	766	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2018 12:00:00 AM	xx	xx	7.055%	xx	01-xx-2018	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx. for the amount of xx which was recorded on xx.
The chain of assignment has not been completed. The last assignment is with xx which was recorded on xx/xx/xxxx. Assignment is missing to "xx".
No active judgments or liens have been found against the subject property/the borrower.
Annual county/town taxes for the year of xxxx and xxxx have been paid in the amount of $xxx.xx. No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx. The loan was modified on xx with a new principal balance of $xx,xxx.xx. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx with fixed rate of x.xxx% beginning on xx till the maturity date of xx.The borrower had also promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date on xx. Hence, the interest bearing amount reflected as $x,xxx.xx. According to comment dated xx/xx/xxxx, the borrower has been impacted by Pandemic. Borrower wanted to accept x month deferment option. The comment dated xx/xx/xxxx states that the verbal loss mitigation has been initiated. No further comment regarding COVID-xx has been found in the collection comment. No foreclosure/bankruptcy activity has been found. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.

Update: As per tape data as of xx/xx/xxxx, the current status of the loan is current. The borrower is current on the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxxxx.xx.
No visible damages or repairs have been found.
As per tape data, the subject property is occupied by the owner.
No information has been found regarding the bankruptcy case and foreclosure process.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was on xx with a new principal balance of $xx,xxx.xx. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx with fixed rate of x.xxx% beginning on xx till the maturity date of xx.The borrower had also promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date on xx. Hence, the interest bearing amount reflected as $x,xxx.xx.	Affiliated Business Disclosure Credit Application	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 359 |-xx-| 1 |-xx-| 0.27855% Comment: Amortization term months (CE,S&P) is 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is no   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan documentation type is no documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: Loan original Maturity term months is 360   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx Tape Type:
Field: Payment History String   Loan Value: 000000004444444444443332   Tape Value: 111110111111000000000999   Variance:    Variance %:    Comment: Payment history string is 1111111111100000000MMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 233344444444444400000000   Tape Value: 999000000000111111011111   Variance:    Variance %:    Comment: Payment history string reversed is MMMMM0000000011111111111   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Updated as per document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the bona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points hat are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19424137	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,931.37	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	70.953%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2019 12:00:00 AM	xx	xx	1.375%	xx	01-xx-2019	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed as the current assignment is with xx.
No active judgments or liens have been found.
Third and fourth installment taxes have been paid total for the amount of xx.
First and second installment taxes are due on xx and xx each in the amount of xx.
No prior years delinquent taxes have been found pending.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is in the bankruptcy. According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.
Unable to determine the reason for the default from the available servicing comments.
No foreclosure activity has been found.
No evidence related to occupancy and the current condition of the subject property has been found in the latest xx months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under xx and the plan was confirmed on xx. The POC was filed on xx the POC amount is xx and the arrearage amount is xx. According to the Order Confirming Chapter xx Plan, the debtor shall pay xx paid to date & in the amount of $xxx.xx for xx months beginning xx. The MFR was filed on xx. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/xxxx.	The loan modification agreement was made between xx with the new modified unpaid principal balance is xx. The Deferred balance other than the principal balance is xx & interest bearing amount was xx with an interest rate of x.xxx% and the modified P&I was $xxx.xx. The first modified payment due date was xx and the maturity date will be xx.	Credit Report Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 477 |-xx-xx-237 |-xx-| -49.68553% Comment: Amortization term months 240 Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2020   Variance: 1349 (Days)   Variance %:    Comment: Last payment Received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 478   Variance: -238   Variance %: -49.79079%   Comment: Loan original Maturity term months is 240.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.12500%   Tape Value: 6.13000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original Stated Rate is 6.12500%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000001000000000000   Tape Value: 333333333321000B00001333   Variance:    Variance %:    Comment: Payment History String 44444444444440000000014444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000100000000000 Tape Value: 33310000B000123333333333 Variance: Variance %: Comment: Payment History String Reversed 4441000000000444444444444444 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" failed for TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test & TILA APR Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
Prohibited Fees Test: FAIL Loan Data $400.00 Comparison Data $0.00 Variance +$400.00."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test Failed Loan data xx Comparison Data xx & Variance xx.
TILA Foreclosure Rescission Finance Charge Test failed Loan Data xx Comparison Data xx & Variance xx.
TILA APR Test Loan Data 6.310%, Comparison Data 6.562% & Variance -0.252%."
* DTI > 60% (Lvl 2)     "As per the final 1003, the total monthly income of the borrower is $2,666.67 and total monthly expenses are $1,892.08. Hence, the DTI ratio is 70.953%."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19487892	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,911.85	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.470%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2010 12:00:00 AM	xx	xx	4.300%	xx	08-xx-2010	Financial Hardship	The review of the pro-title dated x/xx/xxxx reflects that the subject mortgage was originated on xx.

The chain of the assignment has been completed. The latest assignment is xx.

No judgment and liens were open against the borrower.

Combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx on x/xx/xxxx.

No prior years delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current. The last payment was received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per servicing comments, the loan is current. According to the payment history as of x/xx/xxxx, the borrower is current. The last payment was received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.Borrower is making payment as per Adjustment of Term Agreement dated x/xx/xxxx which is located at xx.
The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on x/xx/xxxx in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning on x/x/xxxx. The maturity date reflects per modification is x/x/xxxx.	Credit Application Credit Report	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 374 |-xx-xx-14 |-xx-| -3.74331% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $3759.69   Tape Value: $3919.11   Variance: $-159.42   Variance %: -4.06776%   Comment: Deferred Principal balance is $3759.69.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 9/xx/2008   Tape Value: 3/xx/2010   Variance: -546 (Days)   Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 374   Variance: -14   Variance %: -3.74331%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.003%   Variance %: -0.00300%   Comment: Original CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 90.920%   Variance: -0.003%   Variance %: -0.00300%   Comment: Original Standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string is MMMMMMMMMMM000000000000.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Payment history reversed string is MMMMMMMMMMM000000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "1003 is missing from the loan files." * Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19497304	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,755.80	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.750%	480	480	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	4.195%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	2.000%	xx	01-xx-2013	Financial Hardship	According to the Pro-title report dated x/xx/xxxx, the subject mortgage was originated on xx with xx which was recorded on xx
The chain of the assignment has not been completed. Currently the assignment is with xx, which was recorded on xx however, it should be with xx
No active judgments or liens have been found.
The first installment combined taxes of xxxx have been paid in the amount of xx
The second installment combined taxes of xxxx are due in the amount of xx on xx
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is delinquent for x months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected in the tape of the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the servicing comments dated x/xx/xxxx, the loan is currently in the collection.
According to the payment history as of x/xx/xxxx, the borrower is delinquent for x months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected in the tape of the payment history is in the amount of $xxx,xxx.xx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed the bankruptcy under Chapter xx with the case #xx on xx  Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx The value of collateral is xx Did not see comments indicating a cram down.
The debtor was discharged on xx and the case was terminated on xx
This modification agreement made between borrower xx and xx.(“Lender”) on x/x/xxxx. As per the modified term the new principal balance is $xxx,xxx.xx. Borrower promise to pay in the amount $x,xxx.xx monthly with modified interest rate of x.xx% beginning from xx/x/xxxx with a maturity date of x/x/xxxx.
The prior modification was done on x/xx/xxxx.	Affiliated Business Disclosure Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Yes. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -958 (Days)   Variance %:    Comment: Last Modification date is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 17.89575%   Comment: Appraisal value is xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.37   Variance %: 0.00009%   Comment: Original Balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: LTV is N/A   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: 4.75000%   Variance %: xx   Comment: Stated Rate is 6.75%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -15 (Days) Variance %: Comment: Mautrity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19537578	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	Unavailable	Unavailable	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Unavailable	53.422%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on x/xx/xxxx with the lender xx
The chain of assignment has been completed. Currently, the mortgage is with xx
There no active liens and judgments.
The xxxx 3rd half taxes are delinquent with good through date of x/xx/xxxx. However, the delinquent amount has not been provided.
As per the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified since origination.
Currently, borrower Jesse Ann Wellington is working as Lead Teacher in xx. from last x years. The post-closing details regarding the foreclosure and bankruptcy have not been found.As per the comment dated x/xx/xxxx, the borrower has been impacted by the Covid-xx and he asked about the forbearance assistance. The comment dated x/xx/xxxx shows that the pandemic impact has not improved and borrower is only person in family who works. No further details have been found.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property.

Update:
The current status of the loan is collection.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required State Disclosures	Field: Age of Loan Loan Value: 9 Tape Value: 10 |-xx-xx-1 |-xx-| -10.00000% Comment: Information updated as per the available documents. Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 351 Tape Value: 350 Variance: 1 Variance %: 0.28571% Comment: Information updated as per the available documents. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 7/xx/2019 as an FHA loan with case# xx. No indication of any changes in loan type found in the loan file."	* Borrower's Income is impacted by Covid-19 (Lvl 3) "Borrower's income is impacted by covid-19."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID disclosure and changed circumstances date validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.475%) is exceeded APOR (5.380%) by 0.095%. The APR threshold is 5.380% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.475%    Allowed: 5.380%    Over by: +0.095%"
* Loan does not conform to program guidelines (Lvl 3)     "Repurchased loan due to 2nd Appraisal not being obtained prior to closing - Per the appraisal and logging this property is a flip but there is not a second appraisal in the file, property also sold for More than 100% over previous sale."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
																																																																																																							* Payment history is incomplete/ missing (Lvl 3) "Payment history is missing."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.422% as the Borrower income was $15,394.59 and total expenses are in the amount of $8,224.16 as per calculations. AUS/DU (xx) and its recommendation is “Approve/Eligible.” Loan was approved at a DTI of 53.422%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19601931	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$673.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/xx/2017	xx	Not Applicable	3.750%	xx	05/xx/2017	Financial Hardship	As per updated title report dated xx.
The chain of assignment has been completed.
There is an active civil judgment against the prior owner of subject property in the amount of $xx the favor of xx which was recorded on xx/xx/xxxx.
Annual County taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No prior delinquent taxes have been found.

According to the payment history, the borrower has been delinquent for x month and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections
According to the payment history, the borrower has been delinquent for x month and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per the servicing comment dated x/xx/xxxx, the reason for default is payment dispute.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-xx on xx.
The debtor was dismissed from the bankruptcy on xx/xx/xxxx & case was terminated on xx/xx/xxxx.	The loan modification agreement was made on x/x/xxxx.The borrower promises to pay the new UPB in the amount of $xx,xxx.xx with the annual interest rate of x.xxx% and the modified P&I is in the amount of $xxx.xx beginning from x/x/xxxx till the maturity date x/x/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 735 |-xx-xx-375 |-xx-| -51.02040% Comment: Amortization Term Months (CE, S&P) are 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy (Post-Loan Origination)? is Yes   Tape Source: Initial   Tape Type:
Field: Construction or Construction-xx-Permanent Loan?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Construction or Construction-xx-Permanent Loan? is No   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 735   Variance: -375   Variance %: -51.02040%   Comment: Loan Original Maturity Term Months are 360   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000012222221111111111111   Tape Value: 112112112321223222223221   Variance:    Variance %:    Comment: Payment History String is 111211211223222232222232   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111111122222210000   Tape Value: 122322222222123211221211   Variance:    Variance %:    Comment: Payment History String Reversed is 232222232222322112112111   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 34.504% Tape Value: 3450.400% Variance: -3415.896% Variance %: -3415.89600% Comment: Post-Close DTi per 1003 is 34.504% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "TN Seller-Paid Points and Fees Exception Test: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for
"Seller-Paid Points and Fees."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test.
This loan failed the TILA APR test.
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Brokerage/Finder Fee Test: FAIL Loan Data $2,015.75 Comparison Data $1,630.00 Variance+$385.75
This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 8.154% Variance-8.154%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 8.154%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is conventional loan. The LTV is 90.05% and hence the MI certificate is required which is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19630581	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,190.81	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.380%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx for the amount of xx with lender xx.
The chain of assignment has not been completed as the subject mortgage is currently assigned to “xx”.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual Combined taxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.	According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in PH for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in active bankruptcy. According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in PH for the amount of $xxx,xxx.xx.
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings.

The debtor had filed Bankruptcy under chapter-xx on xx with the Case#xx and the plan was confirmed on xx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The occupancy is unable to be determined from the servicing comments. No comments have been found regarding the property damage or repair.
Also, no comments have been found regarding the income impacted due to Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed Bankruptcy under chapter-xx on xx with the Case#xx and the plan was confirmed on xx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx
The POC was filed on xx with the secured claim of xx with an arrearage of $xx,xxx.xx.	Not Applicable	Credit Application Credit Report Notice of Servicing Transfer	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: REO is not applicable Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Type:
Field: Payment History String   Loan Value: 000000000000044444444444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string is 44444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444440000000000000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: Payment history string reversed is 444444444444444444444444 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data $420,969.02 Comparison Data $421,898.75 Variance -$929.73
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $420,969.02 Comparison Data $421,898.75  Variance -$929.73
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data $420,969.02 Comparison Data $421,898.75 Variance -$929.73
This loan failed the TILA finance charge test.
The finance charge is $421,898.75. The disclosed finance charge of $420,969.02 is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $420,969.02 Comparison Data $421,898.75  Variance -$929.73
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $421,898.75. The disclosed finance charge of $420,969.02 is not considered accurate for purposes of rescission because it is understated by more than $35."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the appraisal report dated xx the appraised value is xx. Hence, the LTV exceeds xx."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19752575	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,920.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	48.363%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx.
The chain of assignment has not been provided with the Updated title report. Currently, the assignment is with the original lender MERS as nominee for xx.
There is one junior judgment against the subject property in the favor of xx in the amount of xx which was recorded on xx.
The annual county taxes of the year xxxx have been due in the amount of $xxx.xx which was due on xx/xx/xxxx.
The annual school taxes of the year xxxx have been due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
The reason for default is unable to determine.
Currently the borrower is working at xx from xx years.
The loan has not been modified.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to determine.
The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower 1 Current Employer 1 Contact Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Borrower 1 Current Employer 1 Position/Type of Business   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 48.363% Tape Value: 0.484% Variance: 47.879% Variance %: 47.87900% Comment: Post-Close DTI is 47.879%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing the alert that the subject property is a illegal accessory unit. The property is ineligible with 2 accessory units."
* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is Elevated due to the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.363% as the Borrower income was $17,555.30 and total expenses are in the amount of $8,490.32 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 48.363%."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.363% as the Borrower income was $17,555.30 and total expenses are in the amount of $8,490.32 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 48.363%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19995145	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,393.54	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Other	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	47.241%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage xx.

No chain of assignment has been found.

No judgment and liens were open against the borrower.

County 1st and 2nd installment of xxxx/xxxx have been due in the amount of $xx,xxx.xx.

No prior years delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. The UPB reflected as per the payment history is in the amount of xx.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P & I is in the amount of $x,xxx.xx.  The current UPB is xx.

Collections Comments:The loan is in collection. According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. The UPB reflected as per the payment history is in the amount of xx.

The reason for default is curtailment of income. The subject property has been occupied by the owner. No comments have been for damage or repairs.

Update: As per tape data as of xx/xx/xxxx, the current status of the loan is performing. The borrower is current on the loan, and the next due date is xx/xx/xxxx. The current UPB is xx.
No evidence has been found regarding the foreclosure process and BK case.
No visible damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: Collections, >= 120 Days |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000001234   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 432100000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 47.241%   Tape Value: 49.517%   Variance: -2.276%   Variance %: -2.27600%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																																				Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ComplianceEase TILA Test Failed (Lvl 2) "QM Failed DTI Test: This loan failed the qualified mortgage DTI threshold test. ( 12 CFR §1026.43(e)(2)(vi) ). This loan has a qualified mortgage DTI of 47.241% exceeding the 43% required for QM. A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt. DU Approved/Eligible in file with a DTI of 47.47%."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 1) "Duplicate"	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20024091	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,245.80	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	684	670	39.398%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	xx	Unavailable	Unavailable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xxfor the amount of xx which was recorded on xx.
The chain of assignment has not been completed. The last assignment is with xx which was recorded on xx. Assignment is missing to "xx".
There is one judgment against the borrower, "xx" in the favor of xx for the amount of $x,xxx.xx which was recorded on xx.
First and second installments of county taxes for the year of xxxx have been paid in the amount of $xxxx.x on xx/xx/xxxx and xx/xx/xxxx respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The P&I is $x,xxx.xx.	Collections Comments:The loan is collection and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx.
No foreclosure/bankruptcy activity has been found.
According to comment dated xx/xx/xxxx, the reason for default is reduction on borrower's income.
According to comment dated xx/xx/xxxx, the repayment plan for six months has been offered to the borrower with the monthly payment of $xxxx.xx and down payment of $xxxxx.xx.
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.
Borrower has been working at “xx” as “xx” from last xx months.

Update :-
No change.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of $x,xxx.xx and interest rate of x.xxxxx%. The maturity date is xx/xx/xxxx. The current P&I as per payment history is $x,xxx.xx. There is a reduction in P&I with respect to note data. Also, the comment dated xx/xx/xxxx states that the loan had modified. However, tape data and latest payment history does not reflect interest rate. There would be a possible modification.
However, modification agreement is missing from the loan file.
Missing or error on the Rate Lock	Field: Borrower 1 Current Employer 1 Position/Type of Business Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -1 (Days)   Variance %:    Comment: The original Note date is xx but tape shows as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 38.294%   Tape Value: 0.394%   Variance: 37.900%   Variance %: 37.90000%   Comment: DTI per calculation is 39.394% but tape shows as 0.394%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx: Variance %: Comment: Not found. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing the following alerts:

1. The provided Credit report dated 5/xx/2015 (Locator#xx) shows 1st mortgage with xx and 2nd mortgage were included in Chapter-7 Bankruptcy with the case#xx and debtor was discharged on xx ( (Locator#xx).

2. Missing acceptable payment history missing for both the mortgages with xx as payment history reflected 1*30, 2*90 & 2*120 days."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."	* Settlement date is different from note date (Lvl 2) "The original Note date is xx but the settlement date is mentioned in final HUD-1 is xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20081490	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$7,703.75	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Unavailable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	662	52.912%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	3.154%	xx	01-xx-2017	Financial Hardship	According to updated title report dated xx/xx/xxxx the subject mortgage was originated xx.

Subject Mortgage is on First lien position. As there are six state tax lien open against the borrower First one is in the amount of $xx in favor of xx. Second one is in the amount of $xx xx. Third one is in the amount of $xx xx Fourth one is in the amount of $xx xx Fifth one is in the amount of $xx in favor of xx and Si4th one is in the amount of $xx in favor of xx.

There is one IRS lien against the borrower in the amount of xx.

As there are xx open against the borrower First one is in the amount of $xx in favor of xx. Second one is in the amount of $xx in favor of xx. Third one is in the amount of $xx in favor of xx which was recorded on x/xx/xxxx Fourth one is in the amount of $x,xxx.xx in favor of xx And xx which was recorded on xx/xx/xxxx Fifth one is in the amount of $xx in favor of xx, Si4th one is in the amount of $xx in favor of xx. seventh one is in the amount of $xx in favor of xx Eighth  one is in the amount of $xx in favor of xx ninth one is in the amount of $xx in favor of xx Tenth is in the amount of $xx in favor of xx.

As there are two Child support lien open against the borrower First one is in the amount of $x,xxx.xx in favor of xx. And Second one is in the amount of $x,xxx.xx in favor of xx.

There is one Mechanics open lien against the borrower in the amount of $xx,xxx.xx which was recorded on xx.

According to updated title report dated xx/xx/xxxx Borrower name is not same as note borrower current property owner is xx. Title defect indicate issue that there was Family Deed or Transfer into land truet by borrower but Transfer deed is missing from the loan file.

xxxx combined annual taxes are Due in the amount of $x,xxx.xx and  No prior years delinquent taxes have been found pending.
The loan is performing. The payment history dated xx/xx/xxxx shows that the borrower is current with the loan, and the next payment due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current UPB is in the amount of xx.	Collections Comments:Collection comments
The loan is performing. The payment history dated x/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.

The loan was modified with an effective date of xx/xx/xxxx and a new principal balance is xx to the step modification and the First rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx For xx months Second rate is starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx For xx months and third rate is starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx For xxx months with a new maturity date of x/xx/xxxx.

No further evidences have been found regarding foreclosure proceedings.

Borrower had filed bankruptcy under chapter-x with the xx and Bankruptcy was discharged on xx and was terminated on xx. No Further detail available bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-x with the xx and Bankruptcy was discharged on xx and was terminated on xx. No Further detail available bankruptcy.

The loan was modified with an effective date of xx/x/xxxx and a new principal balance is xx to the step modification and the First rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/x/xxxx For xx months Second rate is starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/x/xxxx For xx months and third rate is starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/x/xxxx For xxx months with a new maturity date of x/x/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy is yes. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $355000.00   Tape Value: $330000.00   Variance: $25000.00   Variance %: 7.57575%   Comment: Original appraised value is $355,000.00   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001000001000000000   Tape Value: 011110000000000001000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000100000100000000   Tape Value: 000000100000000000011110   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $432250.00   Tape Value: $426948.39   Variance: $5301.61   Variance %: 1.24174%   Comment: Principal balance stated in mod is $432,250.00   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2057 Tape Value: 10/xx/2038 Variance: 6910 (Days) Variance %: Comment: Stated maturity date is 9/xx/2057 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "“This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $100. And This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 11.103%. The disclosed APR of 6.689% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. and This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller- paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees." And This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller- paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees." And This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met and This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller- paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees".""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is "Moderate”  "TILA Rescission Finance Charge Test:: FAIL Loan Data xx Comparison Data xx Variance-xx and "TILA APR Test::: FAIL Loan Data 6.689%, Comparison Data 11.103%, Variance -4.414%" and " NY Subprime Home Loan Test:: FAIL Loan Data 11.103%, Comparison Data 8.040%, Variance +3.063%" and " GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test" and " GSE (Fannie Mae public guidelines) Seller Paid Points and Fees Exception Test: FAIL""
* ComplianceEase TILA Test Failed (Lvl 2)     "“This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100. And This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 11.103%. The disclosed APR of 6.689% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. and This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller- paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees." And This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller- paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees." And This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met and This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller- paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees".""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing"		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20260529	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,157.44	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09-xx-2013	xx	Not Applicable	4.634%	xx	01-xx-2013	Financial Hardship	The review of the updated title report dated xx
There is an active judgment found against the borrower recorded xx
The annual taxes of xxxx have been paid in the amount of $ x,xxx.xx. No prior year delinquencies have been found.

Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency of x months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency of x months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
The loan was modified on xx with the x step amortization with the new principal balance of xx . The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx and the new maturity date is xx
The debtor xx had filed Bankruptcy under chapter-xx on xx with the Case#xx and the plan was confirmed on xx POC filed on xx and secured amount in POC is xx arrearage amount of xx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx
The reason for default is Unable to be determined. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied. Collection comment does not indicate any damages and repairs on the subject property.
Foreclosure Comments:As per document located at " xx" the foreclosure was initiated in xx and the file was referred to an attorney on xx and the complaint was filed on xx However, the foreclosure was put on hold due to bankruptcy filed on The debtor (xx) had filed Bankruptcy under chapter-xx on xx
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-xx on xx with the Case#xx and the plan was confirmed on xx POC filed on xx and secured amount in POC is xx arrearage amount of xx
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx are no comments reporting regarding cram down.
The order confirming ch-xx plan dated xx was filed on xx as per which The Debtor shall pay to the Trustee the amount of $xxxx.xx per month.	The loan was modified on xx with the x step amortization with the new principal balance of xx . The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx and the new maturity date is xx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Mortgage Insurance Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 540 |-xx-xx-180 |-xx-| -33.33333% Comment: Amortization term months (CE, S&P) is "360". Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is "No".   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan files even estimated hud-1 and itemization of fees are also missing form the loan files."	* Application Missing (Lvl 2) "Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing form the loan files."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan type is FHA; however, the MI certificate is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan files."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20278434	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,937.50	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.460%	240	240	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2015 12:00:00 AM	xx	Not Applicable	2.000%	xx	01-xx-2016	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx, with xx With the Instrument#xx.

The Chain of assignment has not been completed. The last assignment is with xx which was recorded on xx. However it should be with xx.

No active judgments or liens have been found.
1st installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
2nd installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
The reason for default is unable to be determined.
The step modification agreement was signed between the borrower xx and the lender xx on xx
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
The current status of the loan is bankruptcy.
As per seller’s tape data as of xx/xx/xxxx, the borrower is x months delinquent with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is xx.
No foreclosure evidence has been found.
No RFD has been found.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the case#xx. The plan was confirmed on xx. The POC was filed on xx, the POC amount is xx and the arrearage amount is $xx,xxx.xx. The debtor shall pay to the trustee $xxx.xx for xx Months under chapter xx. The date of the last filing is xx.

This Step modification agreement was signed between the borrower xx and the lender xx on xx. The Unpaid Principal Balance is xx with interest rate x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx. The maturity is xx.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Doc Date of Last Modification Loan Value: xx. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per note, loan amortization type is Fixed. However, the tape data reflects ARM.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2016   Tape Value: 12/xx/2020   Variance: -1796 (Days)   Variance %:    Comment: As per modification agreement, the mod step 1 date 1/xx/2021. However, the tape data reflects on 12/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: 2.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 1/xx/2021   Tape Value: 12/xx/2021   Variance: -334 (Days)   Variance %:    Comment: As per modification agreement, the mod step 2 date 1/xx/2022. However, the tape data reflects on 12/xx/2021.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: 3.00%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 043210044444321100101000   Tape Value: 788888766655667789888788   Variance:    Variance %:    Comment: As per Payment history string 444432104444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000101001123444440012340   Tape Value: 887888987666556667888887   Variance:    Variance %:    Comment: As per Payment history string reversed 444444444444444401234444.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: As per HUD-1, the purpose of the transaction is Refinance.However, the tape data reflects Cash-out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file. 1. MN Notice of Right to Discontinue Escrow 2. Interest Rate or Discount Point Agreement 3. Conditional Qualification/Approval Disclosure 4. Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20304634	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,241.14	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	4.000%	xx	01-xx-2017	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment of mortgage is currently with the xx”.
There is an active junior mortgage in the amount of xx”.
There is an active junior mortgage in the amount of xx".
No active lien and judgment have been found on the updated title report.
Annual combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of xx.
Annual combine tax for the year of xxxx is due on xx/xx/xxxx in the amount of xx.
Review of the latest xx months payment history shows that the borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which began on x/xx/xxxx. The new modified principal balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx/xx/xxxx. The reason for modification is financial hardship.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case# xx-xxxxx on xx/xx/xxxx. POC was filed on x/xx/xxxx which shows that the amount of claim is xx and the amount of arrearage is $x.xx. Order of confirming plan was filed on x/xx/xxxx which shows that the debtor chapter xx plan is hereby confirmed and debtor will pay the subject claim directly to subject creditor. Currently debtor is in active bankruptcy.	Loan Modification agreement was made between borrower and lender on x/x/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which began on x/x/xxxx. The new modified principal balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx/x/xxxx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 227 |-xx-| 133 |-xx-| 58.59030% Comment: Amortization Trem Months (CE, S&P) is 360. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2017   Tape Value: 12/xx/2016   Variance: 31 (Days)   Variance %:    Comment: Doc Date of Last Modification is 01/xx/2017.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO Active is not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2020   Variance: 1351 (Days)   Variance %:    Comment: Last payment received date is 07/xx/2020 but tape data shows 04/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 226   Variance: 134   Variance %: 59.29203%   Comment: Loan original maturity term is 360 months but tape data shows 226 months.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.25000%   Tape Value: 4.00000%   Variance: 5.25000%   Variance %: 5.25000%   Comment: Original Stated Rate is 9.25000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 33333333333B333333333333   Variance:    Variance %:    Comment: Payment history string is 444444344444444444444444 but tape data shows 33333333333333B3333333333333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 333333333333B33333333333 Variance: Variance %: Comment: Payment history string reversed is 444444444444444434444444 but tape data shows 333333333333B33333333333. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20325782	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	746	779	13.677%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the mortgage was originated on xx with xx. which was recorded on xx
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx
There is a UCC financial statement open against the borrower in the favor of xx which was recorded on xx
Tax status is not available.

Update
As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There is UCC lien found against the subject property in favor of xx which was recorded on xx and the amount not listed.
The 1st installment of county taxes for xxxx were paid in the amount of xx on xx
The 2nd installments of county taxes for xxxx were due in the amount of xx on xx
No prior year’s delinquent taxes have been found.	The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.

Update
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P & I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:Currently, the loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
At the time of origination Borrower was working as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -11 (Days) Variance %: Comment: The Note reflects the Original Note Doc Date as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Fraudulent (Lvl 4) "This loan is 1 of the 6 loans in this pool with the same original BWR. All 6 loans have been flagged on the tape as BWR Fraud. Details not available but escalated for client review. Also, all 6 loans have been transferred in Mar2020 to a xx
* Loan does not conform to program guidelines (Lvl 4) "The provided Seller’s tape is showing the alert that the borrower fraud."	* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
																																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The Notice of Servicing document is missing in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20332282	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,315.51	$1,298.04	12/xx/2019	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.950%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	62.050%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the lender xx for the amount of xx and was recorded on xx The chain of the assignment has not been provided in the report. However it should be with xx. No active judgments or liens found. The first installment combined taxes for the year xxxx has been delinquent in the amount of xx which was due on xx and was good through till xx The combined second installment taxes for the year xxxx are due in the amount of xx till xx	According to updated payment history as of xx/xx/xxxx the borrower has been delinquent with the loan from x months and the next due date for the payment is x/xx/xxxx. The last payment was received in the amount of $xxxx.xx(PITI) on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. The tape data shows Unpaid Principal Balance in the amount of $xxx,xxx.xx till the due date x/xx/xxxx. The current P&I is $xxxx.xx, with an interest rate of x.xxx%.	Collections Comments:The loan is active in collection .The last payment was received in the amount of $xxxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. The tape data shows Unpaid Principal Balance in the amount of $xxx,xxx.xx till the due date x/xx/xxxx. The current P&I is $xxxx.xx, PITI is $xxxx.xx and interest rate is x.xxx%.
The comment dated x/xx/xxxx reflects that the reason for default is illness of the borrower.
The loan has not been modified since origination .
There is no post-origination bankruptcy record has been found.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining damage to the subject property has been observed.
No comments regarding impact on income of the borrower due COVID-xx pandemic situation.
No comments have been found stating that the borrower’s income has been affected by COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Collections |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2242.88   Variance: $-2242.88   Variance %: -100.00000%   Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan amortization type os ARM.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: No discrepancy Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report doc is missing from loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $330,750.19. The disclosed finance charge of $330,511.62 is not considered accurate because it is understated by more than $100."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the xx license validation test. Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx."
* DTI > 60% (Lvl 2)     "As per final 1003 the total monthly income is xx and the total monthly expenses is xx Hence, the DTI exceeds 60%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to be determined from the available loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20390916	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$592.86	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/xx/2011	xx	xx	4.500%	xx	07/xx/2011	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the assignee is xx
x. There is civil judgment against the borrower in the amount of $x,xxx.xx which was recorded on x/xx/xxxx in the favor of xx
x. There is civil judgment against the borrower in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx in the favor of xx

The county taxes for xxxx are due in the amount of $xxx.xx.
No, any prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
Collections Comments:Comments:
Servicing Comments.xlsx

As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
No evidences have been found regarding bankruptcy case and foreclosure process.
The comment dated x/xx/xxxx shows that reason for default is loss of income.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
The latest inspection report (located- xx) dated xx shows that subject property is occupied by owner and no estimated repairs have been found.
 The comment dated x/xx/xxxx shows that borrower has been entered in loss mitigation.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on x/x/xxxx with the step amortization with the new principal balance of $xxx,xxx.xx out of which deferred balance is $xx,xxx.xx therefore interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xx% and interest will ended on x.x%. The payment has been beginning from x/x/xxxx and the new maturity date is x/x/xxxx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000010000143210101001010   Tape Value: 000000003223223222122212   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 010100101012341000010000   Tape Value: 212221222222322300000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $170910.67   Tape Value: $122003.44   Variance: $48907.23   Variance %: 40.08676%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate due to

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 5.691%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE TILA test Failed due to

This loan failed the TILA APR test.
 The annual percentage rate (APR) is 5.691%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per Final HUD-1, settlement date is 8/xx/2005 which is after the note date 8/xx/2005."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20414561	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$882.87	12/xx/2023	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/xx/2019	xx	Not Applicable	2.474%	xx	09/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignee is xx”.

There is state tax lien against the borrower in the $xx which was recorded on x/xx/xxxx in the favor of xx

The county taxes for xxxx are paid off in the amount of $xxxx.xx.
The county taxes for xxxx are due in the amount of $xxx.xx.

No any prior year delinquent taxes have been found.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
Servicing Commentsx.xlsx
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
No visible damages have been found in available collection comments.
The loan was modified xx with new principal balance of xx and forgiven amount is xx borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx to the new maturity date of xx
The comment dated xx shows that subject property is occupied by unknown occupant.
The review of updated title report dated xx shows that foreclosure was initiated against the subject property in xx The foreclosure lis pendens was filed on xx under xx. The foreclosure sale date is xx The sale was postponed due to loss mitigation. The debtor, "xx” had filed the bankruptcy under xx. The bankruptcy was discharged on xx and terminated on xx. The loan was modified on xx. No further details have been found regarding foreclosure.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Update:
According to the collection comments as of xx the loan is currently performing. The tape data shows the current balance is xx and the next due date is xx
As per the collection comment dated xx the FC action was initiated. The FC complaint was filed on xx Collection comment dated xx shows the FC was canceled due to loan reinstatement.

Foreclosure Comments:The review of updated title report dated xx shows that foreclosure was initiated against the subject property in xx The foreclosure lis pendens was filed on xx under xx. The foreclosure sale date is xx The sale was postponed due to loss mitigation. The debtor, "xx” had filed the bankruptcy under xx. The bankruptcy was discharged on xx and terminated on xx The loan was modified on xx No further details have been found regarding foreclosure.

Update:
As per the collection comment dated xx the FC action was initiated. The FC complaint was filed on xx Collection comment dated xx shows the FC was canceled due to loan reinstatement.
Bankruptcy Comments:The debtor, "xx” had filed the bankruptcy under xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx The payment is not reflected towards subject creditor. The bankruptcy was discharged on xx and terminated on xx
The loan was modified on x/x/xxxx with new principal balance of $xxx,xxx.xx and forgiven amount is $xx,xxx.xx.The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from x/x/xxxx to the new maturity date of x/x/xxxx.

Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Fraud Report Missing
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Age of Loan Loan Value: 61 Tape Value: 6 |-xx-| 55 |-xx-| 916.66666% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections, >= 120 Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 507   Variance: -147   Variance %: -28.99408%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 9/xx/2019   Tape Value: 9/xx/2024   Variance: -1827 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.474%   Tape Value: 3.254%   Variance: -0.780%   Variance %: -0.78000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: 0   Tape Value: 8   Variance: -8   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000000000000000000044444   Tape Value: 877000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444440000000000000000000   Tape Value: 000000000000000000070778   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2059 Tape Value: 4/xx/2057 Variance: 852 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Initial and Final Loan Application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 3)     "Final TIL is missing in the loan file."
* Fraud Report Missing  (Lvl 3)     "Fraud Report is missing in the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "Final GFE is missing in the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 is missing from the loan file. Estimated HUD-1 and Itemization are also missing in the loan file."
* Initial Good Faith Estimate is Missing (Lvl 3)     "Initial GFE is missing in the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "Initial TIL is missing in the loan file."
* Missing Appraisal (Lvl 3)     "Appraisal is missing in the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU is missing in the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing in the loan file."
* Transmittal (1008) is Missing (Lvl 3) "1008 is missing in the loan file."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counselling disclosure is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood Certificate is missing in the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard Insurance Policy is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing in the loan file."	* MI, FHA or MIC missing and required (Lvl 1) "*******QC to resolve this exception*********** Uninsured loan hence resolved."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20493656	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$8,226.62	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	60	60	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	756	40.061%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx. The chain of assignment has not been completed as the mortgage is currently with xx.
The subject mortgage was originated on xx. According to updated title report dated x/xx/xxxx, there is an active xx. The final HUD-x does not reflect the pay-off for above said senior mortgage to the creditor. The final title policy is missing from the loan file. The satisfaction of mortgage has not been found. This can be cured if satisfaction of mortgage is made and recorded.
The annual Combined Taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per review of latest payment history as of x/xx/xxxx the loan is performing. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.

At the time of origination borrower is working as xx.

The latest updated title report dated x/xx/xxxx does not reflect the subject mortgage as open and copy of mortgage is not attached with it. The un-recorded copy of subject mortgage is available in the loan file which is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	Field: Borrower #2 Last Name Loan Value: xx, |-xx-| |-xx-| Comment: Borrower last name is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Comment: original xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Comment: original LTV is 58.61%   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 40.061% Tape Value: 34.790% Variance: 5.271% Variance %: 5.27100% Comment: per 1003 post close DTI is 40.061%. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The provided Seller’s tape is showing the following alerts:

1. The subject loan term is 5 years which doesn't meet FNMA pooling requirements of 84 months."	* Missing Required State Disclosures (Lvl 3) "The subject property is located in xx and required State disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
																																																																																																							Insurance Solicitation/Post Commitment Requirement"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Both the borrower and co-borrower's W2 are missing from the loan file for 2018 to verify each borrower's 24 months Income history. SOL period expired. Downgraded to LVL 2."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20656334	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,474.98	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.840%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2012	xx	Not Applicable	2.000%	xx	12/xx/2012	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
Chain of assignment has been completed. Currently, the mortgage is with xx
There is a junior mortgage in the amount of $xx which was recorded on xx
No active judgments or liens have been found.
1st and 2nd installment county taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:
The present status of the loan is in performing and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx.  No evidence is found for the post-closing foreclosure. No records for bankruptcy have been found. The RFD is car accident. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was signed between the borrower xand the lender x on xx/xx/xxxx. The UPB is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xx% beginning from xx/xx/xxxx. The maturity is x/xx/xxxx.	Affiliated Business Disclosure HUD-1 Closing Statement	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: MI certificate is not required. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/365   Tape Value: 365/365   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No evidence is found for the post-closing foreclosure.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001111123443423322222322   Tape Value: 000003332212211112322211   Variance:    Variance %:    Comment: As per the Payment history, the string is 001111123443423322222322   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 223222223324344321111100   Tape Value: 112223211212212233300000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 2232222233243443211111100   Tape Source: Initial   Tape Type:
xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The HUD-1 found in the loan file is eligible copy. The 1700 section and the settlement part is cutted. The full copy is not available in the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20661960	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,518.65	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	785	Not Applicable	48.978%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
There are two active senior judgments (Credit card judgment and child support lien) against the borrower in the total amount of $xx which was recorded on xx
1st installment of County tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
2nd installment of County tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the latest payment history shows that the borrower is delinquent for x months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for x months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
As per comment dated x/xx/xxxx, borrower income has been impacted due to COVID-xx.
As per collection comments the subject property has been occupied by the owner and is in axxge condition. Borrower is Self employed and is Comic at Comedy for all.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 6 Tape Value: 8 |-xx-xx-2 |-xx-| -25.00000% Comment: Age of Loan is 6. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $7182.32   Variance: $-7182.32   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: Original CLTV Ratio Percent is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Original Standard LTV (OLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: XXXXXXXXXXXXXXXX01230122   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 22103210XXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 36.579%   Tape Value: 36.573%   Variance: 0.006%   Variance %: 0.00600%   Comment: Post-CLose DTI per 1003.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 33.330%   Tape Value: 33.385%   Variance: -0.055%   Variance %: -0.05500%   Comment: Post-Close Housing Ratio per 1003 is 33.330%.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Remaining Term Loan Value: 354 Tape Value: 352 Variance: 2 Variance %: 0.56818% Comment: Stated Remaining Term is 354. Tape Source: Initial Tape Type:	1: Acceptable													Value: Date: Type:Full appraisal	Value: Date: Type:Desk Review	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20676483	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,770.54	11/xx/2023	Unavailable	No	Other	Chapter 7	xx	Not Applicable	No	xx	$718.75	xx	5.750%	360	360	xx	xx	xx	Conventional	ARM	120	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	34.658%	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	08/xx/2016	09/xx/2010	xx	Not Applicable	2.500%	xx	10/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment is completed as the assignment of mortgage is currently with the xx
There are x HOA liens against the subject property in the favor of xx” for the total amount of $xx,xxx.xx which was recorded in different dates.
First and second county installment taxes for the year of xxxx are due in the amount of $xxx.xx and $xxx.xx which was due on xx/xx/xxxx and xx/xx/xxxx respectively.
No prior year delinquent taxes have been found.
xx	According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate is unable to be determined in the available payment history. The new UPB is reflected in the amount of $xxx,xxx.xx.

Update:
As per the review of payment history as of xx/xx/xxxxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate is unable to be determined in the available payment history. The new UPB is reflected in the amount of $xxx,xxx.xx.
The loan was modified on xx between the borrower xx.  As per the modified terms, the new principal balance is xx The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx The loan was modified in xx steps. The new maturity date is xx
The foreclosure was initiated in xx and the file was referred to an attorney on xx Foreclosure sale was scheduled on xx However, the foreclosure was put on hold due to investor delay. As per the comment dated xx the litigation or contested matter has been found. No details have been found regarding contested or litigation matter. Also, the latest comment does not provide any information regarding contested or litigation matter. No further details have been found regarding litigation or contested matter resolved. The foreclosure was re-initiated in xx and the file was referred to an attorney on xx The NOD was filed on xx The step sale was scheduled on xx motion to dismiss foreclosure was granted on xx
The borrower xx had filed bankruptcy under xx. The debtor was discharged on xx and the case was terminated on xx
As per the comment dated xx the reason for default is curtailment of income due to covid-xx. No further details have been found regarding covid-xx.
As per the comment dated xx the subject property occupied by unknown party. As per the BPO report dated xx/xx/xxxx which is located at “xx”, the subject property is owner occupied. The subject property is in axxge condition. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx and the file was referred to an attorney on xx Foreclosure sale was scheduled on xx However, the foreclosure was put on hold due to investor delay. As per the comment dated xx the litigation or contested matter has been found. No details have been found regarding contested or litigation matter. Also, the latest comment does not provide any information regarding contested or litigation matter. No further details have been found regarding litigation or contested matter resolved. The foreclosure was re-initiated in xx and the file was referred to an attorney on xx The NOD was filed on xx The step sale was scheduled on xx motion to dismiss foreclosure was granted on xx
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx. The debtor was discharged on xx and the case was terminated on xx	The loan was modified on xx/xx/xxxx between the borrower x x and the lender x x x. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx. The loan was modified in xx steps. The new maturity date is xx/xx/xxxx.	Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 485 |-xx-xx-125 |-xx-| -25.77319% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK shown on the PACER repor.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections, 60-119 Days   Variance:    Variance %:    Comment: Current Legal Status is Collection less than 60 days.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC evidences found int comments.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2010   Tape Value: 10/xx/2010   Variance: -21 (Days)   Variance %:    Comment: Doc Date of Last Mod is 09/xx/2010.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 5/xx/2015   Tape Value: 10/xx/2010   Variance: 1673 (Days)   Variance %:    Comment: First Pay change date is 05/xx/2015.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 4/xx/2015   Tape Value: 10/xx/2010   Variance: 1643 (Days)   Variance %:    Comment: First Rate Change date is 04/xx/2015.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Not Shows Interest Only period clause.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: As per review Loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 420   Variance: -60   Variance %: -14.28571%   Comment: As per review Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 P&I   Loan Value: Unavailable   Tape Value: $567.97   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 P&I   Loan Value: Unavailable   Tape Value: $596.55   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 P&I   Loan Value: Unavailable   Tape Value: $625.13   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Unavailable   Tape Value: $653.63   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 6 P&I   Loan Value: Unavailable   Tape Value: $682.00   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.75000%   Tape Value: 4.37500%   Variance: 1.37500%   Variance %: 1.37500%   Comment: Original Standard Rate is 5.75.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: 1003 purpose is Change in Rate and term.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: 3/xx/2010 Variance: Variance %: Comment: Not Applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to be determined in the available loan files."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The final HUD-1 settlement date is 03/xx/2005 and the note data is 03/xx/2005. ROR transaction date is 03/xx/2005. However, the ROR transaction date is not consistent with the note or settlement date."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement Date is 03/xx/2005 which is different from the Note date of 03/xx/2005."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20711972	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$615.49	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	25.590%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2008 12:00:00 AM	xx	Not Applicable	7.250%	xx	01-xx-2009	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx. There are two Hospital liens active in the favor of xx. There are two Hospital liens active in the favor of xx. There are two Civil Judgment active in the Favor of xx. There is civil judgment active in the favor of xx. There are two civil judgments active in the favor of xx. There is civil judgment active in the favor of xx. There are two civil judgments active in the favor of xx. County 1st half taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $xxx.xx. County 2nd half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of x/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of x/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx. According to servicing comment dated x/xx/xxxx, the reason for default is Curtailment of income. However, No further details have been found regarding income has been impacted due to Covid-xx. No foreclosure activity has been found. As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx, The new modified principal balance as per modification is in the amount of $xx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx. The maturity date as per modification is x/x/xxxx. This loan was modified once.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower First Name Loan Value: xx. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -44 (Days)   Variance %:    Comment: As per modification agreement, Doc date of Last modification is 11/xx/2008.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 42.130%   Variance:    Variance %:    Comment: Appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 010002111000001000000000   Variance:    Variance %:    Comment: As per payment history string is 0010001211MMMMMMMMMMMMMM. However, the tape data reflects string is 0000000000000001111200010.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000111200010   Variance:    Variance %:    Comment: As per payment history string reversed is MMMMMMMMMMMMMMM112100010. However, the tape data reflects string is 0000000000000001111200010.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per application, purpose of refinance is Lower rate or term. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.  1. Disclosure of Charges For Appraisal or Valuation 2. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20803879	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$268.71	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.250%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11-xx-2015	xx	Not Applicable	5.906%	xx	01-xx-2015	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
County annual tax for the year xxxx has been paid in the amount of $xxx.xx.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of xx/xx/xxxx. The loan modification agreement was made between the borrower David C Punkett and the lender Bayview Loan Servicing, LLC on x/xx/xxxx. No latest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found. No information pertaining to bankruptcy and foreclosure have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx. The modified UPB is $xx,xxx.xx with an interest rate of x.xxx % and a P&I of $xxx.xx. The first payment started from x/x/xxxx with the maturity date of x/x/xxxx. There is no provision for the balloon payment and it has x modification steps.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 180 Tape Value: 559 |-xx-xx-379 |-xx-| -67.79964% Comment: 180. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2015   Tape Value: 9/xx/2015   Variance: -113 (Days)   Variance %:    Comment: 5/xx/2015.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 559   Variance: -379   Variance %: -67.79964%   Comment: 180.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 6/xx/2015   Tape Value: 6/xx/2020   Variance: -1827 (Days)   Variance %:    Comment: 6/xx/2015.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 5.906%   Tape Value: 8.906%   Variance: -3.000%   Variance %: -3.00000%   Comment: 5.906%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 6/xx/2018   Tape Value: 6/xx/2021   Variance: -1096 (Days)   Variance %:    Comment: 6/xx/2018.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 6.906%   Tape Value: 9.906%   Variance: -3.000%   Variance %: -3.00000%   Comment: 6.906%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 6/xx/2019   Tape Value: 6/xx/2022   Variance: -1096 (Days)   Variance %:    Comment: 6/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 7.906%   Tape Value: 10.906%   Variance: -3.000%   Variance %: -3.00000%   Comment: 7.906%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 6/xx/2020   Tape Value: 6/xx/2023   Variance: -1095 (Days)   Variance %:    Comment: 6/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 8.906%   Tape Value: 11.250%   Variance: -2.344%   Variance %: -2.34400%   Comment: 8.906%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 00000000000000000M0MM00M.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 00000000000000000M0MM00M.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Modular Housing Variance: Variance %: Comment: Manufactured Housing. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination located at xx shows the type of subject property as a manufactured home with xx. However, the Affidavit of Affixation is not available in the loan file and updated title. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. As per the updated title report dated 9/xx/2020, the VIN # is xx.
A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $63,303.68. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of South Carolina. The following state disclosures are missing from the loan file. 1.Agent Preference Disclosure 2.Casualty Insurance Disclosure 3.Manufactured Home Loan  Disclosures"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20880498	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,392.12	11/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.999%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02-xx-2009	Unavailable	xx	6.990%	xx	02-xx-2009	Financial Hardship	As per the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of assignment has been completed. The last assignment is with xx.
There is an active Mortgage which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx. The prior mortgage was recorded on xx. However, through Subordination Agreement recorded on xx, the creditor subordinates its mortgage to subject mortgage.

No active judgments or liens found.

The annual installment of xxxx for County tax is due on xx/xx/xxxx, in the amount of $x,xxx.xx; however, the annual installment of county taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $x,xxx.xx.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received date is x/xx/xxxx. The payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in bankruptcy. The borrowerxx had filed Bankruptcy under chapter-xx on xx. The Amended plan filed on xx was confirmed on xx. The MFR was filed on xx and it was confirmed on xx. The POC was filed by xx, with the claim amount of xx and the arrearage amount is $xx,xxx.xx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xx,xxx.xx.

According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received  date is x/xx/xxxx. The payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx, the foreclosure proceedings were initiated in the loan by referring to attorney on xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.

The loan was modified on xx. with the fixed amortization. The deferred balance is $x,xxx.xx. The borrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xxx%  beginning from xx. and the new maturity date is xx.

As per comment dated xx, debtors counsel stated that the debtor has been impacted by covid pandemic.

As per comment dated xx, the subject property is owner occupied. No comments pertaining damage to the property were observed.

Update:
Foreclosure;
As per comment dated xx, the foreclosure was on hold due to bankruptcy filing. Further details not provided.

Foreclosure Comments:As per comment dated xx, the foreclosure proceedings were initiated in the loan by referring to attorney on xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.

Update:

As per comment dated xx, the foreclosure was on hold due to bankruptcy filing. Further details not provided.
c
Bankruptcy Comments:The borrower xx had filed Bankruptcy under chapter-xx on xx.  The Amended plan filed on xx was confirmed on xx. The MFR was filed on xx and it was confirmed on xx. The POC was filed by xx.
The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $xx,xxx.xx.
The loan was modified on x/x/xxxx with the fixed amortization. The deferred balance is $x,xxx.xx. The borrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xxx% beginning from x/x/xxxx and the new maturity date is xx/x/xxxx.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 344 |-xx-| 16 |-xx-| 4.65116% Comment: As per note the amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The note doesn't have a balloon indicator.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per comment dated 10/xx/2019, the foreclosure proceedings were initiated in the loan by referring to attorney on 10/xx/2019. However, the foreclosure was put on hold as the borrower filed bankruptcy on 01/xx/2020. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $8608.18   Tape Value: $57422.48   Variance: $-48814.30   Variance %: -85.00904%   Comment: Deferred Principle (Modification) per Payment History is $8,608.18.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan is fixed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.99900%   Tape Value: 6.99000%   Variance: 3.00900%   Variance %: 3.00900%   Comment: As per note the original Stated Rate is 9.990%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: 10/xx/2019   Variance:    Variance %:    Comment: The complaint was not filed.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 11/xx/2037   Tape Value: 1/xx/2036   Variance: 670 (Days)   Variance %:    Comment: As per modification the stated maturity date is 11/xx/2037.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal the subject property is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file , However the values are taken as note date and loan amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "State Regulations Restricted Fees
Prohibited Fees Test: FAIL
This loan failed the prohibited fees test.
The loan failed the prohibited fees test due to one of the following findings:
The loan is a first lien mortgage and charges an assignment fee, or other fees not necessary in connection with making a loan. (Va. Code §6.2.326(2))
The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (Va. Code §6.2.328)."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "State Regulations Restricted Fees
Prohibited Fees Test: FAIL Loan Data $31.00 Comparison Data $0.00 Variance +$31.00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21057869	xx	xx	xx		561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$2.21	$12,905.60	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable			Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	37.525%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignee is “xx”.

There is junior mortgage in the amount of $xx which was recorded on xx

No active judgments/liens have been found against the subject property/borrower.

The town taxes for xxxx are paid off in the amount of $xx,xxx.x.

The town taxes for xxxx (4th partial installment) are delinquent in the amount of $x.xx which are payable through xx/xx/xxxx.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
xx

The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
No visible damages have been found in available collection comments.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
The joint debtors, " xx” had filed the bankruptcy under chapter-x with the case# xx. The plan was confirmed on xx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx.  The POC was filed by subject creditor on xx  with the claim amount of xx. The bankruptcy was discharged on xx. The trustee’s final report dated xx does not reflect any payment towards subject creditor.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The joint debtors, " Scott Christian Hansen and Jean Marie Hansen” had filed the bankruptcy under chapter-x with the case# xx-xxxxx on x/xx/xxxx. The plan was confirmed on xx/xx/xxxx. Schedule D of voluntary petition dated x/xx/xxxx shows that the amount of secured claim without deducting the value of collateral $xxx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx therefore; the unsecured portion is $x,xxx.xx.  The POC was filed by subject creditor on x/xx/xxxx with the claim amount of $xxx,xxx.xx and arrearage is in amount of $xx,xxx.xx. The bankruptcy was discharged on x/xx/xxxx and terminated on xx/xx/xxxx. The trustee’s final report dated xx/xx/xxxx does not reflect any payment towards subject creditor.

Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 33333333B333333333333333   Variance:    Variance %:    Comment: Payment history string is 4444mmmmmmmmmmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000001000 Tape Value: 333333333333333B33333333 Variance: Variance %: Comment: Payment history string reversed is mmmmmmmmmmmmmmmmmmmm4444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is "Moderate" as ComplianceEase TILA test failed as this loan failed the TILA finance charge test.The finance charge is $561,684.02. The disclosed finance charge of $560,497.52 is not considered accurate because it is understated by more than $100."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "CE State Regulations Test Failed due to this loan failed the prohibited fees test."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed as this loan failed the TILA finance charge test.The finance charge is $561,684.02. The disclosed finance charge of $560,497.52 is not considered accurate because it is understated by more than $100."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21077051	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	359	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	758	Not Applicable	18.121%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2014 12:00:00 AM	xx	Not Applicable	6.000%	xx	01-xx-2014	Financial Hardship	The Updated title report dated xx/xx/xxxx shows that the mortgage was originated xx with xx. The subject mortgage was recorded on xx with the instrument # xx.
The chain of the assignment has not been completed. The current assignment is with xx
 There are three civil judgments in the amount of $x, $xx,xxx.xx and $xxx,xxx.xx in favor of xx respectively.
The current ownership is vested in the name of xx (borrower).
The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for x/xx/xxxx. The last payment was received on x/xx/xxxx, in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The UPB stated in the payment history is xx. The Current P&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x%.

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is xx

Collections Comments:The loan is currently in bankruptcy.
The reason for default was unemployed or decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
The foreclosure was initiated and the file was referred to an attorney. The complaint was filed on xx The comment history dated xx/xx/xxxx states that the foreclosure sale was scheduled for xx. However, the foreclosure process kept on hold from xx because of active bankruptcy.
According to the xx, the borrower had filed bankruptcy under chapter-xx with the case# xx. The POC was filed on xx and the arrearage amount is $xx,xxx.xx.

Update:
The current status of the is bankruptcy.
As per the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
As per the collection comment dated x/xx/xxxx, the debtor filed under Chapter xx with case# xx. As per the collection comment dated xx/xx/xxxx, the arrears paid in full for the claim xx. Further details not provided.
No comments related to occupancy and the current condition of the subject property have been found. CCs do not show any damage.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney. The complaint was filed on xx with the casexx. The comment history dated xx/xx/xxxx states that the foreclosure sale was scheduled for xx. However, the foreclosure process kept on hold from xx because of active bankruptcy.
No further details have been found.

Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-xx with the case# xx. The POC was filed on xx, the POC amount is xx and the arrearage amount is $xx,xxx.xx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $x.xx.There is no comment indicating a cram down.

Update:
As per the collection comment dated xx/xx/xxxx, the trustee pays arrears only. The total arrearage amount was $xx,xxx.xx and the amount was disbursed in the amount of $xx,xxx.xx. The post-petition due date is xx. The BK is active.
The loan modification agreement was made on xx The borrower promises to pay the new UPB in the amount of xx with the annual interest rate of x.xxx% and the modified P&I is in the amount of $x,xxx.xx beginning from xx till the maturity date xx. The loan was modified once.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Current Bankruptcy Case Number Loan Value:xx Comment: Currently bankruptcy case number is xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: xx Variance: 1248 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L required MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000244   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 442000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: Cash Out - Other Variance: Variance %: Comment: Purpose of refinance per application is chamge in rate / term. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl 2) "As per Note, note date is xx. However in Final TIL date shows xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21102105	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,450.32	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	24.770%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx The chain of assignment is not completed as the subject mortgage is currently assigned to xx instead of “xx.” Active junior or senior judgments/liens/mortgages: x. There is an active junior Mortgage available in the updated title report in the amount of xx x. There is an active junior Mortgage available in the updated title report in the amount of xx The Water/Sewer taxes for xxxx are delinquent in the amount of $ xxx.xx on xx/xx/xxxx and good through date is xx/xx/xxxx. The Solid Waste taxes for xxxx have been due in the amount of $ xxx.xx on xx/xx/xxxx. The 1st and x nd installment of combined tax for xxxx has been due in the amount of $xxx.xx and xxx.xx on xx/xx/xxxx and on x/xx/xxxx. The 3rd installment of combined tax for xxxx has been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and 2nd installment of $x,xxx.xx has been due on xx/xx/xxxx.	Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments the loan is in the active Bankruptcy and the borrower has delinquent with the loan for +x months. The last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the updated payment history is in the amount of $xx,xxx.xx.
The loan has never been modified since origination.
As per the comment date x/xx/xxxx the subject property has been occupied by the owner.
As per collection comment dated xx/xx/xxxx shows that the reason for default is Excessive Obligation. The latest BPO is not available .Recent servicing comments do not reflect any damage.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the foreclosure preceding was placed on hold due to filing of bankruptcy under xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to the PACER the borrower xx. The plan was confirmed on xx The POC was filed on xx with the claim amount of $xx,xxx.xx and the amount of arrearage is xx schedule D of Voluntary petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however the unsecured portion is $x.xx there is no comment indication a cram down.	Not Applicable	Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Currently in Foreclosure is "Yes". Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2619.92   Variance: $-2619.92   Variance %: -100.00000%   Comment: Deferred principal per payment history is $0.00   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a Modification change note terms? "No".   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Doc Date of Last Modification is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 011110000000000000000012   Tape Value: 222222322323234567888877   Variance:    Variance %:    Comment: Payment History String is "444432144444442333223222".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 210000000000000000011110   Tape Value: 778888765232323223222222   Variance:    Variance %:    Comment: Payment History String Reversed is "222322333244444441234444".   Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 date of 8/xx/2007 reflects cash to in the amount of $1,712.27."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA finance charge test, prohibited fees test and seller paid points and fees exception test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:a credit report fee;appraisal fee;application fee;commitment fee;warehouse fee;discount points;lock-in fee;a service fee not to exceed $25.00 to cancel the mortgage; andfees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:overnight delivery, messenger, fax, and other special delivery fees;flood certification fees;pest inspection or certification fees;final inspection fee;outside counsels' fees as permitted by N.J.S.A. §46:10A-6;certified check fees;credit report and appraisal update fees;not more than one-year of mortgage insurance premiums;survey fees;recording fees;title and title search fees, including title insurance premiums;taxes;tax service fees;radon test fees;other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $88,172.01. The disclosed finance charge of $88,032.03 is not considered accurate because it is understated by more than $100."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21193213	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$538.54	$525.04	08/xx/2020	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.240%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgagexx. The chain of assignment has been completed. The last assignment is with xx. Active mortgages, liens, and judgments: There is one Civil Judgment lien which xx. The combined annual taxes of xxxx have been due in the amount of $xxx.xx. The combined annual taxes of xxxx have been delinquent in the amount of $xxx.xx The combined annual taxes of xxxx have been paid in the amount of $xxx.xx	As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The Loan current status is bankruptcy.
As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No evidence has been found regarding COVID-xx.

Foreclosure Comments:
As per updated report dated xx/xx/xxxx the foreclosure was initiated in xxxx with xx.The complaint was filed on xx. the foreclosure was put on hold due to bankruptcy. According to the xx, the borrower xx had filed for bankruptcy under Chapter-xx with the xx. Nofurther detail has been found.

Bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under Chapter-xx with the xx. The POC was filed on xx.The POC amount of claim is xx and amount of arrearage is $xx,xxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx,owever, the unsecured portion is $xx.xx. There is no comment indicating a cram down. . As per chapter xx plan The Debtor(s) shall make regular payments to the Trustee as $ x,xxx.xx per Month for xx months. The plan was confirmed on xx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |-xx-| |-xx-| Comment: current legal status is bankruptcy-delinquent. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: property was active in foreclosure.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 4/xx/2005   Variance:    Variance %:    Comment: loan was not modified.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 12/xx/2003   Tape Value: 12/xx/2003   Variance: 18 (Days)   Variance %:    Comment: As per payment history, the First payment date is 12/xx/2003. However, tape reflects on 12/xx/2003.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: did not use for review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $83128.50   Tape Value: $83128.00   Variance: $0.50   Variance %: 0.00060%   Comment: As per Note agreement, the Original principal balance is $83,128.50. However, the tape data reflects balance is $83,128.00.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per Hud-1 , the purpose of the transaction is refinance.However, the tape data reflects Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 11/xx/2033   Tape Value: 2/xx/2034   Variance: -74 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: Manufactured Housing   Tape Value: Single Family   Variance:    Variance %:    Comment: subject property type is manufactured house.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $473.04 Variance: $-473.04 Variance %: -100.00000% Comment: there is no suspence balance in payment history. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per the Appraisal report dated 10/xx/2003 located at location xx, the subject property is Manufactured Home. The Deed of Trust does not list the VIN# in its description final title policy is missing from the loan file .From the photos of inspection reports it appears that the home is affixed to land but no supportive documents (affixation document) found in the loan file."	* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21304643	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,931.56	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	11.500%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	4.350%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage originated with the (Lender) xx.
The chain of the assignment has not been completed.  The latest assignment is with xx”.
No active liens and judgments have been found.
The annual installment of county jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property in the amount of xx.
There is a civil judgment against the prior owner, xx in the amount of $All,

P in favor of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.

Update:
As per the review of tape data payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The details of the last payment received are not available. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.

Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
As per the comment dated x/xx/xxxx, the borrower has been impacted by covid-xx. She was out of work for a while because of covid and had to be tested before going back to work.
The loan modification agreement was made between (borrower) xx.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy on xx. The case was discharged onxx.	This loan modification agreement was made between (borrower) xx.
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from x/x/xxxx. The maturity is xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $xx Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 11/xx/2016   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 3.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 8/xx/2019   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 4.350%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: 1/xx/2022   Tape Value: 9/xx/2049   Variance: -10100 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000034443222110021   Tape Value: 99FFFFFFFFFFF3C33CCCCC3C   Variance:    Variance %:    Comment: Payment history string is 00010000100MMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 120011222344430000000000   Tape Value: C3CCCCC33F3FFFFFFFFFFF99   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMMMM00100001000.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following disclosures are missing from the loan file.
1. Anti-Coercion Notice
2. Radon Gas Disclosure
3. Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD, the settlement date is xx which is not aligned with the note date xx."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21336750	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$720.27	12/xx/2023	Unavailable	Not Applicable	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	28.052%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/xx/2018	xx	Not Applicable	3.250%	xx	03/xx/2018	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded xx, The chain of assignment has been completed as currently the assignment is with xx recorded on xx. No active judgments or liens have been found pending. Property Tax Status; x) Annual combined taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx. No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of xx The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx. According to final application located at xx the borrower is working from last x year with xx. Loan modification agreement was made between xx. As per agreement new principal balance is $xx,xxx.xx. Interest rate is x.xxx% and P&I is $xxx.xx. Payments begin on x/xx/xxxx and new maturity date is x/xx/xxxx. The foreclosure was initiated in the loan. But, foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/xxxx.
Foreclosure Comments:The foreclosure was initiated in the loan. But, foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/xxxx.
Bankruptcy Comments:According to the xx the borrower xx had filed bankruptcy under chapter-xx with the xx. The POC was filed on xx the POC amount is xx and the arrearage amount is xx. As per Order Confirming Plan dated xx. The plan payment is set as amount xx for xx months. As per Order on Trustee's Motion to Dismiss-Convert-Modify plan on dated xx the debtor shall pay to the trustee $xxxx.xx per months beginning in January xxxx under chapter xx. There is no comment indicating a cram down.	Loan modification agreement was made between xx on x/x/xxxx. As per agreement new principal balance is xx. Interest rate is x.xxx% and P&I is $xxx.xx. Payments begin on x/x/xxxx and new maturity date is x/x/xxxx.	Good Faith Estimate Mortgage Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2018   Tape Value: 2/xx/2018   Variance: 14 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 8/xx/2019   Variance: 1594 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 479   Variance: -119   Variance %: -24.84342%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011100000000444444444444   Tape Value: 33333333333B333333333333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444000000001110   Tape Value: 333333333333B33333333333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: 11/xx/2018 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Ease risk indicator is Elevated as loan is failing for Tax Service Fee Test. The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan and required MI cert is missing from the loan file."
																																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. According the appraisal report the subject property is manufacture Home. However document located at (51718 pg#8) states that the subject property has been affixed with the VIN # NTA 1030737/1030738."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	7883.5	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21346540	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,735.12	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.813%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	664	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	xx	2.000%	xx	01-xx-2014	Financial Hardship	According to updated title report dated xx/xx/xxxx the subject mortgage was originated on xx with xx which was recorded on xx.
The chain of assignment has not been completed. Currently, the mortgage assignment is with xx. It should be with “xx”.
There are x state tax liens against the borrower xx total in the amount of $ xx in the favor of xx which were recorded on xx respectively.
1st and 2nd Installment of County taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.

According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per comments dated x/xx/xxxx, reason for default is curtailed income.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.
As per comments dated xx/xx/xxxx, borrower's income has been impacted by Covid-xx pandemic. The borrower stated that he is trying to reopen his business and he is not able to pay full monthly payment. No further details have been found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to attorney on  xx. However, the foreclosure file was closed due to reinstatement
Bankruptcy Comments:According to thexx, the borrower xx had filed for bankruptcy under chapter-x with the case# xx on xx. The debtor was discharged on xx and case was terminated on xx.	According to the modification Agreement, the loan was modified on xx. The new modified principal balance is in the amount of $xxx,xxx.xx with step interest rate starting from x.xxx% which is step up in x steps and ending at interest rate x.x% and the starting P&I is in the amount of $xxx.xx beginning from xx till the maturity date xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 592 |-xx-xx-232 |-xx-| -39.18918% Comment: No Descrepancies. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No Descrepancies.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No Descrepancies.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: No Descrepancies.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 592   Variance: -232   Variance %: -39.18918%   Comment: No Descrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2014   Tape Value: 11/xx/2020   Variance: -2162 (Days)   Variance %:    Comment: No Descrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.875%   Tape Value: 5.125%   Variance: -2.250%   Variance %: -2.25000%   Comment: No Descrepancies.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000101223343   Tape Value: 311111010000000001465443   Variance:    Variance %:    Comment: No Descrepancies.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 343322101000000000000000   Tape Value: 344564100000000010111113   Variance:    Variance %:    Comment: No Descrepancies.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: 3600.000% Variance: Variance %: Comment: No Descrepancies. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21363831	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,312.36	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	115.100%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with xx
Chain of assignment has been completed. Currently, the mortgage is with xx
No active judgments or liens have been found.
1st and 2nd installment taxes for the year of xxxx have been paid in the amount of xx
1st installment taxes for the year of xxxx have been paid in the amount of xx
2nd installment taxes for the year of xxxx have been due in the amount of xx
No prior year delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for xxxx was due in the amount of xx
The first and second installments of county taxes for xxxx were paid in the amount of xx
No prior year’s delinquent taxes have been found.
According to payment history as of x/xx/xxxx, the borrower has been current with the loan and the next due for the payment is x/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The present status of the loan is in performing and the next due for the payment is x/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx.. No records for bankruptcy and foreclosure have been found. The reason for default has not been stated. The loan was never modified. No evidence of damage or repair to the subject property was found. The property is unknown occupied. No comments have been found stating the borrower’s income has been impacted by COVID-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	Field: Mtg Insurance Doc Status MI Cert in File? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 115.100%   Tape Value: 47.741%   Variance: 67.359%   Variance %: 67.35900%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 112.053% Tape Value: 46.478% Variance: 65.575% Variance %: 65.57500% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* DTI > 60% (Lvl 4) "The DTI is exceeded the threshold since the Borrower income is xx and total expenses are in the amount of xx	* Application Missing (Lvl 3) "The final Application (1003) is missing from the loan document."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains the Revised Closing Disclosure Receipt Date (2/xx/2019) that is after the Revised Closing Disclosure Delivery Date xx However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" due to this loan failed the TILA finance charge test. The finance charge is $120,281.06. The disclosed finance charge of $119,480.51 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test. The finance charge is $120,281.06. The disclosed finance charge of $119,480.51 is not considered accurate because it is understated by more than $100."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing that the loan was repurchased due to being unable to refute Freddie Mac's demand. No documentation to support consecutive 2 year receipt of borrower’s Tip Income therefore Freddie Mac is not accepting this Income. Removing Tip Income increases DTI over 100% (The UW agreed that the borrower had less than 24 months history of earning tip income but indicated that she was conservative in using a 24 month axxge. The borrower has two jobs - xx"
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower or memorialized comment by the Loan Officer."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "No documentation to support consecutive 2 year receipt of borrower’s Tip Income. The borrower had less than 24 months history of earning tip income but indicated that she was conservative in using a 24 month axxge. The borrower has two jobs - Bartender (short 4 months of having 2 yrs.) ; Server in Restaurant - (short 8 months). The borrower would have 2 years of receiving tip income as of November 2019. SOL expired. Downgraded to LVL 2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 115.10% as the Borrower income was $1,083.33 and total expenses are in the amount of $1,246.53 and the loan was underwritten by AUS/LP (Locator# xx) and its recommendation is “Accept/Eligible” and DTI is showing in it as 48.000%. SOL expired. Downgraded to LVL 2."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21550678	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,481.69	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	535	594	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	xx	2.000%	xx	01-xx-2010	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx. However, the correct assignment should be with the “xx”.
No active liens and judgments have been found.
Annual county taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from x month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from x month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is curtailment of income.
The borrower is last payment was made on xx/xx/xxxx as per the modification agreement which was made on xx between the xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the deferred principal balance is $xx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx. The loan was modified in xx steps. The new maturity date is xx. The deferred agreement was made on xx/xx/xxxx which is located at “xxxxxx pg#xxx”.
The borrower did not file bankruptcy yet.
No foreclosure activity has been found.
As per the comment dated xx/xx/xxxx, the borrower is impacted by covid-xx. No further details have been found regarding covid-xx.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The borrower is last payment was made on xx/xx/xxxx as per the modification agreement which was made on xx between the borrower xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the deferred principal balance is $xx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx. The loan was modified in xx steps. The new maturity date is xx. The deferred agreement was made on xx/xx/xxxx which is located at “xxxxxx pg#xxx”.	Credit Application Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 535 |-xx-xx-175 |-xx-| -32.71028% Comment: Amortization Term Months 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $31500.00   Tape Value: $4144.48   Variance: $27355.52   Variance %: 660.04709%   Comment: Deferred Principal per PH is $0.00   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx    Comment: Doc Date of last Modification is Unavailable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 535   Variance: -175   Variance %: -32.71028%   Comment: Loan Original Maturity Term Months is 360   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   xx  Comment: Original Appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Comment: Original Standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001110111100000100321   Tape Value: 112110100010000000000005   Variance:    Variance %:    Comment: Payment History String is 1000001110010000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123001000001111011100000   Tape Value: 500000000000010001021211   Variance:    Variance %:    Comment: Payment history string reversed is 43210000000010001111211.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Prepayment PenaltyDoc Status is No   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: Not Applicable   Tape Value: 24   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of Refinance per Application is Unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21580972	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$30.45	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.240%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	10.192%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx which was recorded on xx The chain of assignment has been completed. The current assignment is with xx There are no active liens and judgments. The annual taxes for the year of xxxx are due in the amount of $xx.xx.	As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
According to the xx, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx. The debtor had filed the chapter xx plan on xx which was confirmed on xx According to the plan, the debtor shall pay to the trustee $x,xxx.xx per month for xx months. The creditor had filed the POC on xx with secured claim amount of xx and arrearage of $x. The borrower was discharged from the case on xx
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx. Schedule D of Voluntary petition shows amount of claim as xx and collateral value as xx. Therefore, the unsecured portion is xx. The debtor had filed the chapter xx plan on xx which was confirmed on xx. According to the plan, the debtor shall pay to the trustee $x,xxx.xx per month for xx months. The creditor had filed the POC on xx with secured claim amount of xx and arrearage of xx. The borrower was discharged from the case on xx	Not Applicable	Credit Application Credit Report Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000001010100   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 001010100000000000000000 Variance: Variance %: Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The Manufactured home has not been affixed to permanent foundation. According to the appraisal report at the time of origination, the subject property type is manufactured housing. There is no addendum to the appraisal has been found in the loan file. Neither final title policy has ALTA-7 endorsement attached with it nor does the mortgage have VIN/Serial number listed in it. It is unable to confirm whether subject property is affixed to the land. Latest BPO report dated xx reveals that the subject property type is manufactured."	* Application Missing (Lvl 2) "Final application is missing from the loan file. The values are updated from initial application located at xx."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "This loan failed the NC rate spread home loan test.

This loan failed the documentation type test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the documentation type test. (NC HB 1817 Section 4(c)(1), (c)(2) (SL2007-0352))
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing Transfer Disclosure is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,700.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21656711	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$78.53	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.350%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	599	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignment of mortgage is with xx.

No active judgments or liens have been found against the borrower/subject property.

The city annual installment taxes for the year xxxx have been paid in the amount of $xx.xx on xx/xx/xxxx. The county annual installment taxes for the year xxxx are exempted. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the loan is in delinquency for x months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx foe the due date of x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The current P&I is in the amount of $xxx.xx and rate of interest is x.xxx%. The current UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:According to the payment history as of xx/xx/xxxx, the loan is in delinquency for x months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The current P&I is in the amount of $xxx.xx and rate of interest is x.xxx%. The current UPB reflected is in the amount of $xx,xxx.xx.

According to the PACER, the borrower xx had filed for bankruptcy under chapter-xx with xx. The chapter -xx plan was confirmed on xx. The Proof of Claim was filed on xx/xx/xxxx under claim#xx-x with the total amount of claim is xx. As per plan debtor shall cure pre-petition arrears through the plan. The case is active and the last filing date is xx.

The loan has not been modified since origination.
No evidence of foreclosure has been found.
The property is owner occupied and no visible damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-xx with case# xx. The chapter -xx plan was confirmed on xx. The Proof of Claim was filed on xx under claim#xx-x with the total amount of claim is xx. As per plan debtor shall cure pre-petition arrears through the plan. The case is active and the last filing date is xx.

Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Arrearage Amount Loan Value: xx Comment: As per POC the arrearage amount is xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: 16-80815   Tape Value: 1680815   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: loan is active in bK and delinquent for 2 months   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999996663363   Variance:    Variance %:    Comment: The payment history string is 12111111222344444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 363366699999999999999999   Variance:    Variance %:    Comment: The payment history string reversed is 44444444444444432221111121.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Prepayment rider attached with note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as this loan failed TILA Finance Charge Test & TILA Foreclosure Rescission Finance Charge Test.

TILA Finance Charge Test: FAIL
Loan Data : xx

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data : xx
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $89,022.34. The disclosed finance charge of $88,831.60 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is $89,022.34. The disclosed finance charge of $88,831.60 is not considered accurate for purposes of rescission because it is understated by more than $35."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file. 1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans 2. Anti-Tying Disclosure 3. Financial Institution Choice of Insurance Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21774518	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,828.11	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	30.674%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of mortgage assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
Annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.
Payment history is  available from x/xx/xxxx to x/xx/xxxx. Payment history is missing from x/xx/xxxx to x/xx/xxxx. However, we require for latest xx months.
Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.
Unable to determine Covid impact as Collection comments are available from x/xx/xxxx to x/xx/xxxx, x/xx/xxxx to x/xx/xxxx & x/xx/xxxx to x/xx/xxxx. However, we require for latest xx months. Collections comments are missing from x/xx/xxxx to x/xx/xxxx, x/xx/xxxx to x/xx/xxxx & x/xx/xxxx to x/xx/xxxx.
At the time of origination borrower was working as Sr Mgr STRA Product Mgmt at “PGT Industries, Inc” from x years x months.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Fraud Report Missing	Field: MI Company Loan Value: Arch Tape Value: Other |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:	3: Curable		* Fraud Report Missing (Lvl 3) "Missing Fraud Report." * Intent to Proceed Missing (Lvl 3) "The Borrower's Intent to proceed is missing in loan file."	* Loan does not conform to program guidelines (Lvl 2) "Tape data indicates this loan has been Repurchased. Borrower misrepresentation; no further data available in file. SOL expired, downgraded to LVL2."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21832544	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,829.64	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Unavailable	xx	6.875%	372	372	xx	xx	Not Applicable	Conventional	ARM	12	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	571	Not Applicable	41.744%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx with xx and (lender) xx which was recorded on xx The chain of assignment is missing from the loan file.
There is an active senior mortgage in the amount of in favor of xx with the subordination agreement which was recorded on xx under instrument # xx
There are two active xx against the borrower in the total amount of xx which was recorded on xx and xx in favor of xx and xx
There is an active xx against the subject property in the amount of xx which was recorded on xx in favor of xx
There are two active civil judgments against the borrower in the total amount of xx which was recorded on xx and xx in favor of xx
1st installment of xx tax for the year of xx has been paid on xx in the amount of xx
2nd installment of xx tax for the year of xx is due on xx in the amount of xx

Update:The review of the updated title report dated xx shows that the subject mortgage originated on xx with xx and xx which was recorded on xx
x. There is an active mortgage against the subject property in the amount of xx in favor of xx on xx This mortgage was subordinated on xx to the subject mortgage.
x. There are xx active xx liens against the borrower in the total amount of xx which were recorded on xx.
x. There are xx active civil judgments against the borrower in the total amount of xx which were recorded on xx and xx in favor of xx
x. There is a xx judgment against the borrower in the amount of xx which was recorded on xx in favor of xx
The xx taxes for xx are paid off in the amount of xx
No prior delinquent taxes have been found.
Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for x months. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of XX and current interest rate as per payment history is xx

Update: Update: According to a review of the PH tape data as of xx the borrower is current with the loan, and the next due date is XX The date of the last payment received is not available. The interest rate is not available, and P&I is XX The UPB is XX and the deferred balance is XX	Collections Comments:The subject loan is in active xx Review of the collection comments states that the borrower has been the delinquent for xx months. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
Review of the collection comments states that the foreclosure was initiated in the loan and file was referred to attorney on xx Foreclosure file was placed on hold due to Borrower had filed bankruptcy under xx with the xx on xx Currently debtor is in active xx As per comment dated xx User has re-projected the step sale schedule for x There is no more information regarding foreclosure in the available servicing comments.
Borrower had filed bankruptcy under xx with the xx on xx POC is not filed yet by the subject creditor. xx plan was filed on xx which states that the debtor shall pay xx per month for xx months and debtor shall make direct payment to the subject creditor. Currently debtor is in active xx
As per collection comments subject property has been occupied and in axxge condition.
Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated in the loan and file was referred to attorney on xx Foreclosure file was placed on hold due to Borrower had filed bankruptcy under xx with the xx on xx Currently debtor is in active xx As per comment dated xx User has re-projected the step sale schedule for xx There is no more information regarding foreclosure in the available servicing comments.
Bankruptcy Comments:Borrower had filed bankruptcy under xx with the xx on xx POC is not filed yet by the subject creditor. xx plan was filed on xx which states that the debtor shall pay xx per month for xx months and debtor shall make direct payment to the subject creditor. Currently debtor is in active xx	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Origination Appraisal	Field: ARM Index Type Loan Value: LIBOR - One Year WSJ Tape Value: Treasury - weekly - CMT |-xx-| |-xx-| Comment: ARM Index type is LIBOR- One Year WSJ Tape Source: Initial Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $-xx   Tape Value: xx   Variance: $-xx   Variance %: -200.00000%   Comment: Escrow advance balance per payment history is xx   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment: First rate change date is xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is yes   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value:    Variance:    Variance %:    Comment: Last payment received data is xx   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Max rate at first adjustment is xx   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Min Rate at first adjustment is xx   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: XX   Variance: 2191 (Days)   Variance %:    Comment: Next pay change date is xx   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: 2160 (Days)   Variance %:    Comment: Next rate change date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: Payment history string is 444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: xx   Variance:    Variance %:    Comment: Purpose os transaction per Hud-1 is XX   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $-xx Variance %: -27.86098% Comment: Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost Note Affidavit is located at xx which states that original Note has been lost or destroyed. The true copy of Note is available in the loan file. The loan has not been modified since origination."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is "Moderate" due to TILA Right of Rescission Test is Failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to TILA Right of Rescission Test.
The funding date is before the third business day following consummation."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Mortgage  (Lvl 2)     "Subject loan was originated under jumbo loan category"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
* Settlement date is different from note date (Lvl 2)     "As per final HUD-1 Settlement date is xx which is before the note date xx
																																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21833465	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$343.85	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.600%	360	480	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	2.000%	xx	01-xx-2016	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

There is a civil judgment against the borrower in the favor of xx it was recorded onxx, in the amount of $xx.
The chain of assignment has not been completed; currently the assignment is with xx.

1st and 2nd installment of county taxes for the year of xxxx are paid on xx/xx/xxxx and xx/xx/xxxx in the combined amount of $xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan . The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per comment history, the borrower is performing with the loan.
According to the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
No evidence has been found of damage or repairs in the latest servicing comments.
The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
No foreclosure activity found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed Bankruptcy under chapter-xx onxxx. The date of the last filing the bankruptcy is xx. The case was discharged on xx. The plan was confirmed on xx. As per the chapter xx plan, the debtor shall pay to the Trustee the sum of the $xxx.xx per month for a period of xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx.	The loan modification agreement was made between borrower and servicer on xx/xx/xxxx with the new modified unpaid principal balance $xxx,xxx.xx. The interest bearing amount was $xx,xxx.xx with step rate starting interest rate was x.xx% and the modified P&I was $xx.xx beginning on xx/xx/xxxx. The step rate was in xx steps ending at rate x.xxx% and P&I will be $xx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx. The deferred principal balance of $xx,xxx.xx is eligible for forgiveness.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Interest Only Period? Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: As per note, the interest only period is Yes. However, the tape data reflects No. Tape Source: Initial Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 24   Variance:    Variance %:    Comment: As per note, the interest only period is Yes. However, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no foreclosure.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: As per modification agreement, loan original maturity terms are 360 months. However, the tape data reflects 480 months.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 4/xx/2016   Tape Value: 8/xx/2013   Variance: 974 (Days)   Variance %:    Comment: As per modification agreement, the mod step 1 date is 4/xx/2016. However, the tape data reflects on 8/xx/2013.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 P&I   Loan Value: $65.90   Tape Value: $412.51   Variance: $-346.61   Variance %: -84.02462%   Comment: As per modification agreement, the mod step P&I is $65.90. However, the tape data reflects $412.51.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 5.000%   Variance: -3.000%   Variance %: -3.00000%   Comment: As per modification agreement, the mod step 1 rate is 2.00%. However, the tape data reflects 5.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 4/xx/2021   Tape Value: 8/xx/2015   Variance: 2070 (Days)   Variance %:    Comment: As per modification agreement, the mod step 2 date is 4/xx/2021. However, the tape data reflects on 8/xx/2015.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 P&I   Loan Value: $76.56   Tape Value: $786.17   Variance: $-709.61   Variance %: -90.26164%   Comment: As per modification agreement, the mod step 2 P&I is 76.56. However, the tape data reflects $786.17.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 7.600%   Variance: -4.600%   Variance %: -4.60000%   Comment: As per modification agreement, the mod step 2 rate is 3.00%. However, the tape data reflects 7.600%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 4/xx/2022   Tape Value: 3/xx/2016   Variance: 2223 (Days)   Variance %:    Comment: As per modification agreement, the mod step 3 date is 4/xx/2022. However, the tape data reflects on 3/xx/2016.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 P&I   Loan Value: $85.84   Tape Value: $65.90   Variance: $19.94   Variance %: 30.25796%   Comment: As per modification agreement, the mod step 3 P&I is 85.84. However, the tape data reflects $65.90.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 3.830%   Tape Value: 2.000%   Variance: 1.830%   Variance %: 1.83000%   Comment: As per modification agreement, the mod step 3 rate is 3.830%. However, the tape data reflects 2.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: Not Applicable   Tape Value: 3/xx/2021   Variance:    Variance %:    Comment: As per modification agreement, there is 3 step.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 P&I   Loan Value: Not Applicable   Tape Value: $76.56   Variance:    Variance %:    Comment: As per modification agreement, there is 3 step.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 3.000%   Variance:    Variance %:    Comment: As per modification agreement, there is 3 step.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: Not Applicable   Tape Value: 3/xx/2022   Variance:    Variance %:    Comment: As per modification agreement, there is 3 step.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 P&I   Loan Value: Not Applicable   Tape Value: $85.84   Variance:    Variance %:    Comment: As per modification agreement, there is 3 step.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 3.830%   Variance:    Variance %:    Comment: As per modification agreement, there is 3 step.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: This is fixed rated mortgage.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 4/xx/2056   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:xx   Variance: 1.60000%   Variance %: 1.60000%   Comment: As per note, originally stated rate is 7.600%. However, the tape data reflects 6.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per payment history string reversed is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Note, there is prepayment penalty.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per Note, the subject property address is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21905589	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,244.17	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,797.25	xx	6.825%	360	360	xx	xx	xx	Conventional	Fixed	120	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	609	626	43.095%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx. The chain of assignment is complete as the assignment of mortgage is currently with the “xx
There is an active credit card judgment in the amount of $xx
1st installment of combined tax for the year of xxxx has been paid on xx
2nd installment of combined tax for the year of xxxx has been paid on xx.
3rd installment of combined tax for the year of xxxx has been paid on xx
4th installment of combined tax for the year of xx
Review of the latest xx months payment history shows that the borrower is delinquent for xx months. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of xx/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower is delinquent for xx months. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of xx/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
Review of the collection comments states that the foreclosure was initiated on the subject property and file was referred to attorney on xx Complaint was filed on xx Foreclosure was placed on hold due to borrower has filed bankruptcy on xx under xx-xx Ch. xx. Debtor was dismissed from the bankruptcy on xx Sale was schedule for xx But again the foreclosure was placed on hold due to borrower has filed new bankruptcy under chapter xx case# xx. Currently file is hold due to active bankruptcy. No further information has been found regarding the foreclosure in the available servicing comments.
Evidence has been found regarding the COVID-xx in the available servicing comments. As per comment dated x/xx/xxxx the borrower is seeking for COVIDxx Assistance. No further information has been found regarding the COVID-xx in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Update:-
As per the tape data the current status of the loan is bankruptcy.
As per the comment dated x/xx/xxxx, the subject property is going to sale on xxfor unpaid water/sewer charges and which needs to be paid by xx/xx/xxxx to avoid sale. Further details were not provided.

Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated on the subject property and file was referred to attorney on xx Complaint was filed on xx Foreclosure was placed on hold due to borrower has filed bankruptcy on xx under xx-xx Ch. xx. Debtor was dismissed from the bankruptcy on xx Sale was schedule for xx But again the foreclosure was placed on hold due to borrower has filed new bankruptcy under chapter xx case# xx. Currently file is hold due to active bankruptcy. No further information has been found regarding the foreclosure in the available servicing comments.
Bankruptcy Comments:The debtor xx. Debtor has filed chapter xx which states that the debtor shall pay the subject arrears in the amount of xx through plan. The plan was confirmed on xx The POC was filed on xx which shows that the amount of claim is xx and the amount of arrearage is xx Borrower is currently in active bankruptcy.	Not Applicable	Affiliated Business Disclosure	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Judgment Entered |-xx-| |-xx-| Comment: Current Foreclosure Status is Awaiting Sale. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Current in Foreclosure ? is Yes.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is NOt Applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to Prohibited Fees Test is failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test failed due to Prohibited Fees Test.
Prohibited Fees Test shows loan data $80.00, comparison data $0.00 and Variance +$80.00.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21926748	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$37,974.04	12/xx/2023	Unavailable	No	Unavailable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.650%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	No	Yes	Unavailable	Unavailable	3.658%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
Chain of assignment has not been completed. Currently, the mortgage is with xx. There is a break in assignment from xx
There is a junior mortgage in the amount of xx.
There is an IRS lien in the amount of $xx which was recorded on xx.
There is a mechanic lien in the amount of $xx which was recorded on xx
1st and 2nd installment taxes for the year of xxxx have been due in the amount of $xxxxx.xx.
4th installment taxes for the year of xxxx have been due in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.

As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. The UPB is $x,xxx,xxx.xx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx.
Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. According to the PACER, the borrower Brent Lee Kimble had filed bankruptcy under chapter-xx with the case# xx-xxxxx on x/xx/xxxx. The plan was confirmed on x/xx/xxxx.
No evidence of post-closing foreclosure has been found. The loan was modified once since origination. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.

Foreclosure Comments:The foreclosure was initiated and the file was refereed to attorney, the complaint was filed on xx no further information has been found.
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under xx.The last filing date is xx The POC was filed on xx with the POC amount as xx and the arrearage amount of xx The plan was confirmed on xx	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Loan Program Info Disclosure	Field: Borrower #2 Last Name Loan Value: Not Applicable Tape Value: FOUR-THE-B LLC |-xx-| |-xx-| Comment: There is only one borrower. Tape Source: Initial Tape Type:
xx
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: The loan is currently in bankruptcy and the next payment is due for 11/xx/2013. The last payment was received on 9/xx/2020 in the amount of $5,058.84 which was applied for 10/xx/2013.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated in 2009, the complaint (50251 pg#46) was filed 5/xx/2009 with case# F-26942-09 . It was amended on 6/xx/2016 with same case#. Again amended in 9/xx/2017.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No MI cert required.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 10/xx/2013   Variance:    Variance %:    Comment: There is no interest only period.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 2.65000%   Tape Value: 2.00000%   Variance: 0.65000%   Variance %: 0.65000%   Comment: As per the note, the original stated rate is2.65000%.   Tape Source: Initial   Tape Type:
xx
Field: S&C Filing Date   Loan Value: 9/xx/2017   Tape Value: 5/xx/2009   Variance: 3048 (Days)   Variance %:    Comment: The foreclosure was initiated in 2009, the complaint (50251 pg#46) was filed 5/xx/2009 with case# F-26942-09 . It was amended on 6/xx/2016 with same case#. Again amended in 9/xx/2017.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1268.66 Variance: $-1268.66 Variance %: -100.00000% Comment: As per the paymenthistory, the suspense balance is $0.00. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is received in the loan file located at"" xx", the points and fees are given hand written. However, the same considered for Compliance test."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: Result: FAIL; Laon Data:  $495.00; Comparison Data:  $0.00; Variance: +$495.00.

This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22188671	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,553.49	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	51.359%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the lender xx which was recorded on xx with xx
The chain of assignment has been completed. Currently, the mortgage is with xx
There is a junior mortgage which was originated on xx with the lender xx which was recorded on xx with xx
The combined annual taxes for the year of xxxx are paid in the amount of xx

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx are due in the amount of xx
The annual county taxes for xxxx were paid in the amount of xx
No prior year’s delinquent taxes have been found.

As per the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing. As per the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified since origination.
Currently the borrower is working in xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	Field: Mtg Insurance Doc Status MI Cert in File? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Information updated as per the available documents. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: "Collateral Value used for Underwriting: xx Loan Amount: xx. CLTV = xx "   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 42.420%   Tape Value: 36.034%   Variance: 6.386%   Variance %: 6.38600%   Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Apprisal Report Reflects 2 Family Tape Source: Initial Tape Type:	3: Curable	* Assets Verification (Lvl 3) "Insufficient fund to close and reserves. The subject property is a 2-4 family. There is Closing cost of the loan is $4,343.43 and reserves should require $6,306.00. However, assets are verified from different bank statement as in the total amount of $$6,154.14."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing that the subject loan was repurchased due to insufficient funds to close and reserves/Altered Cashiers Check - Seller concession for Borrower's closing costs of $3660 exceeds the 3% maximum allowable xx ($3570).
During a Post Close QC Audit negative mail received back from Land Mark Credit Union reflecting the ending balances & a cashier's check were altered. The cashier's check for $6100 EM was altered and the correct amount was $61.00."
* Missing Required State Disclosures (Lvl 3)     "The property is located in xx State. The following required State Disclosures is missing in the loan file.
1. Explanation of Personal Obligation
2. Marital Property Act Disclosure
3. Pre-Application Fee Disclosure
4. Choice of Insurance Disclosure
5. Escrow Disclosure"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to verify borrower’s ATR since the borrower’s total income per final 1003 and AUS as $2,989.33 (Salaried- $2,539.33 + Net Rental Income $450.00). However, there is no Lease agreement or Schedule E is available in the loan file to confirm the borrower’s Rental income. Due to this, the DTI is increased from 43.628% to 51.359%."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "CE risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.359% as the Borrower income was $2,539.33 and total expenses are in the amount of $1,304.18 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approvbe/Ineligible” and DTI is showing in it as 43.628%. SOL expired. Downgraded to LVL 2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.359% as the Borrower income was $2,539.33 and total expenses are in the amount of $1,304.18 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approvbe/Ineligible” and DTI is showing in it as 43.628%. SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22188769	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$980.70	12/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.698%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	53.471%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2017	xx	Not Applicable	9.698%	xx	11/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx
The chain of assignment has been completed. The latest assignment is with xx which was recorded on xx
There is a senior mortgage recorded on xx in the amount of xx
There is a civil judgment recorded on xx/xx/xxxx in the amount of $xxxx.xx in the favor of xx
The annual installment of combined jurisdiction tax of xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for x months and the last payment was received on xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.
As per the comment dated x/xx/xxxx, the borrower has been impacted by Covid-xx.
No comments have been found regarding foreclosure in the latest servicing comments.
The loan modification agreement was made between (borrower) xx (Lender) xx on xx
As per the comment dated xx the subject property has been occupied by an unknown party.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx and the plan was confirmed on xx The POC has been filed on xx with the secured claim amount of xx and amount of arrears of xx As per the confirmed plan borrower shall pay $xxxx.xx per month for the period of xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is xx The date of the last filing is xx	This loan modification agreement was made between (borrower) x x x and x x x and (Lender) xx on xx/x/xxxx.
The borrower promises to pay the new UPB in the amount of $xx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx that began from xx/x/xxxx. The maturity is x/x/xxxx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing in the loan file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The service transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business form is missing in the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22256662	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$362.96	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.230%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	7.586%	xx	01-xx-2020	Financial Hardship	Review of the updated title report dated xx shows that the subject mortgage was originated on xx with the xx which was recorded on xx The chain of assignment is complete as the assignment of mortgage is currently with the “xx”.
There are eight active civil judgments against the borrower in the total amount of xx which was recorded on multiple dates in favor of multiple plaintiffs.
There are two active Hospital or medical liens against the borrower in the total amount of xx which was recorded on multiple dates in favor of multiple plaintiffs.
Annual County tax for the year of xxxx has been paid on xx in the amount of xx
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Loan Modification agreement was made between borrower and lender on xx The new modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx The new modified principal balance is in the amount of xx and the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx The new modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx The new modified principal balance is in the amount of xx and the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.	Credit Application Credit Report	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: Interest Calculation Type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001000001122112223334443   Tape Value: 000000165433210654333322   Variance:    Variance %:    Comment: Payment History String Reversed is 0000001MMMMMM30MMMMM4333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 344433322211221100000100   Tape Value: 223333456212334561000000   Variance:    Variance %:    Comment: Payment History String Reversed is 3334MMMMM03MMMMMM1000000.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 8785 (Days) Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to the appraisal report located at (xx) dated xx the subject property type is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. The latest tax assessor report also shows that there is separate tax assessment for land and improvements. The VIN# is not available in the legal description of subject mortgage. Updated title report shows the VIN# is xx Therefore, we are unable to verify whether the subject property has been attached to the land or not."		* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22263393	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,342.52	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	652	643	71.577%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	3.750%	xx	01-xx-2020	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx. The chain of assignment has been completed as currently the mortgage is with xx. As per subordination agreement dated xx stating that the mortgage which was recorded on xx with bk/pg#xx in the favor of xx in the amount of xx has been subordinated to the subject mortgage. There are three junior credit card judgments recorded against the borrower in the total amount of xx with the same plaintiff xx and was recorded on xx respectively. There is an active Hospital lien against the borrower in the amount of xx in the favor of xx and was recorded on x/xx/xxxx. The first installment taxes for the year xxxx have been paid in the amount of $xxxx.xx on x/xx/xxxx. The second installment taxes for the year xxxx are due in the amount of $xxxx.xx till x/xx/xxxx. No prior year’s delinquent taxes have been.	The review of payment history as of xx/xx/xxxx shows the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xxx,xxx.xx till the due date xx/xx/xxxx.	Collections Comments:The subject loan is in collection and the next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xxx,xxx.xx till the due date xx/xx/xxxx.
The modification agreement was made between the borrower xx and lender xx. The borrower promises to pay the new unpaid principal balance of xx with the interest rate of x.xxx % and P&I of $x,xxx.xx starting with the first payment date of x/xx/xxxx till the maturity date of xx. There is principal forgiven amount is given in the amount of xx. However; the amount of forgiven exceeds x% limit of the modified principal balance.
No bankruptcy & foreclosure record has been found.
The RFD as per collection comment dated x/xx/xxxx is reduction of income.
The subject property is currently occupied by owner.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx and lender xx. The borrower promises to pay the new unpaid principal balance of xx with the interest rate of x.xxx % and P&I of $x,xxx.xx starting with the first payment date of x/x/xxxx till the maturity date of xx There is principal forgiven amount is given in the amount of xx However; the amount of forgiven exceeds x% limit of the modified principal balance.	Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: The loan requie for MI. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 435   Variance: -75   Variance %: -17.24137%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -6.86700%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1734.63   Tape Value: $1510.28   Variance: $224.35   Variance %: 14.85486%   Comment: As per note, the P&I is $1734.63.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.37500%   Tape Value: 3.75000%   Variance: 2.62500%   Variance %: 2.62500%   Comment: As per note, the original rate is 6.375%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001000000000000000000   Tape Value: 000000005433333223232222   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 000000444444433332322432.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000100000   Tape Value: 222232322333334500000000   Variance:    Variance %:    Comment: The Payment History String reversed is 234223233334444444000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx  Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance is cash out ither.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: As per MOD, the maturity date is xx   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license. As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate as the loan is failing for: CT License Validation Test"
* DTI > 60% (Lvl 2)     "As per 1003, the total monthly income is in the amount of $7,746.00 and the total monthly expenses is in the amount of $5,544.33. Hence, DTI is greater than 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The loan was originated on xx as an FHA loan with case #xx. The required MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Connecticut State. The following required state disclosures are missing from the loan file. 1. Appraisal Disclosure 2. 2nd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure 3. Interest Rate Disclosure 4. Lock-In Agreement Disclosure 5. Payoff Statement Disclosure 6. Legal RepresentationDisclosure 7. Non-Prime HUD ContactDisclosure 8. Non-Prime Notice of LoanTerms Disclosure 9. Interim Financing Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22300522	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,705.34	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	65.698%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx. No chain of assignment has been found as the mortgage is currently with the current assignee xx.

No active judgments or liens have been found against the borrower or subject property.

The annual County taxes of xxxx have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.

Update:
The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx”.

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The second installment of county taxes for xxxx is due in the amount of $xxx.xx.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.

Update: According to the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date for the payment is xx/xx/xxxx. The date of the last payment received is not available. The P&I is $xxx.xx, the interest rate is x.xxx%, and the PITI is $xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.

Borrower is retired person getting Social Security Disability Income.

The loan has not been modified since origination.
As per xx report no bankruptcy filing has been found since from loan origination.
No evidence of foreclosure has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	l	Missing Required State Disclosures Notice of Servicing Transfer	Field: Post-Close DTI per 1003 Loan Value: 65.698% Tape Value: 70.720% |-xx-xx-5.022% |-xx-| -5.02200% Comment: per 1003 post close DTI is 65.698%. Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 61.638% Tape Value: 44.981% Variance: 16.657% Variance %: 16.65700% Comment: per 1003 post close housing ratio is 61.63%. Tape Source: Initial Tape Type:	4: Unacceptable	* DTI > 60% (Lvl 4) "**Duplicate finding** The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 65.698% as the calculated income of Borrower is $1,256.00 and total expenses are in the amount of $825.17 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible with DTI 46.43%.”"	* ComplianceEase Exceptions Test Failed (Lvl 3) "**Duplicate Finding**
This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "**Duplicate Finding**
This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance Ease risk indicator is moderate due to TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD  dated xx does not reflect Origination Fee . Initial CD dated xx Mortgage Insurance Premium Fee at $2,280.00. COC is missing to confirm the addition of fee in Initial CD dated xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD  dated xx Mortgage Insurance Premium Fee at $2,280.00. COC is missing to confirm the addition of fee in Initial CD dated xx and that the fee is paid by lender."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, a recent credit report obtained by Fannie Mae reported additionally monthly debt with Westlake Fin that was not disclosed in the loan documentation. Including a monthly payment of $418.00 resulted in a revised DTI of 55.69%. Source document referred in the tape issue to validate is missing from the loan documents."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in xx and required State disclosures are missing from the loan file.
Impound Account Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Application for Credit-Married Persons
Fair Debt Collection Notice"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing Transfer disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx. Notary's signature date on the Mortgage/Deed of Trust is xx"	* Assets Verification (Lvl 2) "Gift assets of $12,900.00 has been submitted towards closing of the loan. However, xx statement proving xx ability is missing from the loan documents. SOL expired. Downgraded to LVL 2."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Monthly SSI of $1303.10 for borrower has been used for qualification. However, as per award letter located at xx, the borrower received monthly SSI income of $1256.00. Also, SSI income totaling $418.00 awarded to borrowers children have been used for qualification. However, documentation confirming the continuity for minimum 3 years of the SSI income is not available in the loan documents. Also, proof of current receipt of the SSI income is missing from the loan documents. Hence, monthly SSI income of $1256.00 has been used for qualification and as a result of that DTI increases from 46.43% to 65.698%. DU report with Approve/Eligible can be located at xx. SOL expired. Downgraded to LVL 2."
* Income documentation does not meet guidelines (Lvl 2)     "SSI income totaling $418.00 awarded to borrowers children have been used for qualification. However, documentation confirming the continuity for minimum 3 years of the SSI income is not available in the loan documents. Also, proof of current receipt of the SSI income is missing from the loan documents. SOL expired. Downgraded to LVL 2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 65.698% as the calculated income of Borrower is $1,256.00 and total expenses are in the amount of $825.17 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible with DTI 46.43%.” SOL expired. Downgraded to LVL 2."	* Intent to Proceed Missing (Lvl 1) "The Borrower's Intent to proceed is missing in loan file."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22309746	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,241.25	$968.78	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.340%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/xx/2010	xx	xx	6.670%	xx	08/xx/2010	Financial Hardship	* The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx with “ xx
*The chain of assignment has been completed as currently the assignment is with xx recorded on xx
*No active judgments/liens have been found pending.
Property Tax Status;
x) Annual combined taxes for the year of xxxx are due for the amount of $xxx.xx on xx/xx/xxxx.
x) Annual combined taxes for the year of xxxx are found delinquent for the amount of $x,xxx.xx which were due on xx/xx/xxxx with the good through date of xx/xx/xxxx.
x) Annual combined taxes for the year of xxxx are found delinquent for the amount of $xxx.xx which were due on xx/xx/xxxx with the good through date of xx/xx/xxxx.
x) Payment for the annual combined taxes for the year of xxxx have been made partially in the amount of $xxx on xx/xx/xxxx.
x) Annual combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. The loan payment is currently x month in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is making regular payments. The loan payment is currently x month in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The modification agreement was made between the borrower xx on the effective date of xx.
The borrower promises to pay the new unpaid principal balance of $xxx,xxx.xx starting from the first payment date of xx till the maturity date of xx with interest rate of x.xxx% and P&I of $xxx.xx.
The amount of $x,xxx.xx has been forgiven which will be paid at the maturity date of xx. Hence, the remaining amount of $xxx,xxx.xx will be interest bearing amount.
The foreclosure was not initiated in the loan. Bankruptcy has not been filed by the borrower. The loan is currently in performing stage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx on the effective date of xx
The borrower promises to pay the new unpaid principal balance of $xxx,xxx.xx starting from the first payment date of xx till the maturity date of xx with interest rate of x.xxx% and P&I of $xxx.xx.
The amount of $x,xxx.xx has been forgiven which will be paid at the maturity date of xx. Hence, the remaining amount of $xxx,xxx.xx will be interest bearing amount.	Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $6389.82 |-xx-| $-6389.82 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is not applicable as loan is current/ performing   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance is cash   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx  Variance %:    Comment: Maturity date is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "This loan failed the documentation type test. (xx HB 1817 Section 4(c)(1), (c)(2) (SL2007-0352)) The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification. PLEASE NOTE: This result is not a determination that the lender analyzed the obligor's ability to repay a rate spread home loan based on the obligor's credit history, current and expected income, current obligations, employment status, and other financial resources other than the obligor's equity in the real property that secures repayment of the loan. See Legislative Summary Alert (below) for full repayment ability requirements."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the xx rate spread home loan test. ( xx GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the xx Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the xx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Property is Manufactured Housing (Lvl 2) "Home was affixed. Loan was originated on xx and recorded on xx in the amount of xx with xx According to affixation document dated xx located at (xx) shows that the wheels, axle all have been removed. The same document shows serial#xx"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22527434	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,317.24	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	56.657%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	2.000%	xx	01-xx-2013	Financial Hardship	The review of the updated title report dated xx
The chain of assignment has been completed.
There are x civil judgments against borrower in total amount of $xx.
No prior year delinquent taxes have been found.
As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx with an interest rate of x%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx with an interest rate of x%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The loan was modified on x/xx/xxxx between the borrower xx
The reason for default is excessive obligations. The subject property has been occupied by the owner.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-xx impact.

Update

No change.
Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in xx The file was referred to an attorney on xx The sale was scheduled for xx However, the foreclosure was put on hold as the borrower filed bankruptcy on xx No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower xx. The POC was filed on xx with secured claim in the amount ofxx. The plan was confirmed on x/xx/xxxx. The debtor shall pay the trustee xx for xx months under Chapter xx. There is no comment indicating a cram-down. The date of last filing is xx	The loan was modified on xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per modification is xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx  Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value:xx:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 5xx Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. 0180-xx-07(2))
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
Brokerage/Finder Fee Test: Loan data $3,223.50 Comparison data 3,112.00 Variance+$111.50."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22537615	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,381.39	07/xx/2019	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.290%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2018	xx	xx	2.500%	xx	02/xx/2019	Financial Hardship	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx
The chain of assignment has been completed as the mortgage is currently assigned to xx
There are two civil judgments active against the borrower, first is in the favor of xx in the amount of $xxx.xx and second is in the favor of xx

4th installment of combined tax for the year of xxxx has been due on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior delinquent taxes have been found.

As per payment history as of x/xx/xxxx, the borrower has been delinquent for xx months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the servicing comment as of date is x/xx/xxxx reveals that the loan is in Foreclosure.
As per prior servicing comments(Comments_xxxxxxxx_x), the foreclosure was initiated in xxxx and referred to attorney on x/xx/xxxx. However, no further details available regarding the foreclosure.
As per payment history as of x/xx/xxxx, the borrower has been delinquent for xx months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.

Foreclosure Comments:As per prior servicing comments xx, the foreclosure was initiated in xxxx and referred to attorney on x/xx/xxxx. However, no further details available regarding the foreclosure.
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/xxxx. The modified principal balance is in the amount of $xxx,xxx.xx with interest rate starting at x.x %. The borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx till the maturity date x/x/xxxx. The interest bearing amount is $xxx,xxx.xx and the amount of deferred balance is $xx,xxx.xx. The lender has agreed to forgive $xx,xxx.xx of the unpaid principal balance.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 621 |-xx-xx-261 |-xx-| -42.02898% Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $19162.46   Variance: $-19162.46   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -13 (Days)   Variance %:    Comment: modification date is 12/xx/2018.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Application is missing from loan files.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 621   Variance: -261   Variance %: -42.02898%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Comment: Appraised value is $206,000.00.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 4444444444444444444MMMMM   Tape Value: 999987555432000000065554   Variance:    Variance %:    Comment: Payment history string is 44444444444444MMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMM4444444444444444444   Tape Value: 455560000000234555799999   Variance:    Variance %:    Comment: Payment history string reversed is MMMM4444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: sales price is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "Modification agreement was not recorded or recorded in wrong county."	* Application Missing (Lvl 2) "Final application is missing from loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test.
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result FAIL Loan Data $261,806.67 Comparison data $390,676.84 Variance -$128,870.17
This loan failed the TILA finance charge test.
The finance charge is $390,676.84. The disclosed finance charge of $261,806.67 is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Data  $261,806.67  Comparison data $390,676.84  Variance-$128,870.17
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $390,676.84. The disclosed finance charge of $261,806.67 is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA APR Test: Result FAIL Loan Data 8.548% Comparison data 10.831% Variance -2.283%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.831%. The disclosed APR of 8.548% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA Right of Rescission Test: Result FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22541641	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,948.18	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.350%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	6.500%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx for the amount of xx which was recorded on xx
 The chain of assignment has not been completed. Currently, the assignment is from xx which was recorded on xx. However, the correct assignment should be with the “xx”.
No, any active liens and judgments have been found.
Annual county taxes for the year of xxxx have been paid in the amount of xx
No, any prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x month and the due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and the P&I $x,xxx.xx. The available pay history does not reflect current UPB but the provided tape data as of x/xx/xxxx shows current UPB in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the collection. As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x month and the due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and the P&I $x,xxx.xx. The available pay history does not reflect current UPB but the provided tape data as of x/xx/xxxx shows current UPB in the amount of $xxx,xxx.xx.
The loan has been modified once since origination.  The modification agreement was made on xx with Fixed Amortization between the borrower xx. The new principal balance is xx Borrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. The first payment had begun from x/xx/xxxx and ends with the new maturity date of x/xx/xxxx.
No comments have been found regarding foreclosure proceedings and bankruptcy filing.
As per comment dated xx borrower stated that he had a xx% pay cut due to the covid-xx. The comment dated xx states that borrower received repayment plan. No further details have been found regarding the impact of Covid-xx.
The property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The modification agreement was made on x/x/xxxx with Fixed Amortization between the borrower xx and the lender xx. The new principal balance is $xxx,xxx.xx. Borrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. The first payment had begun from x/x/xxxx and ends with the new maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: available comments reflect Covid-19 impact on borrower. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2019   Tape Value: 8/xx/2019   Variance: -62 (Days)   Variance %:    Comment: as per doc effective date of mod is 6/xx/2019.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $339140.46   Tape Value: $339140.00   Variance: $0.46   Variance %: 0.00013%   Comment: as per Note original principal balance is $339,140.46.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.35000%   Tape Value: 6.50000%   Variance: 1.85000%   Variance %: 1.85000%   Comment: as per Note original interest rate is 8.350%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: purchase   Variance:    Variance %:    Comment: as per available docs purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: purchase Variance: Variance %: Comment: as per available docs purpose of transaction is refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as this loan failed TILA APR test, TILA finance charge test and TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (APR) is 8.924%. The disclosed APR of 7.132% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.  This loan failed the TILA finance charge test.The finance charge is $604,024.46. The disclosed finance charge of $424,870.76 is not considered accurate because it is understated by more than $100.  This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $604,024.46. The disclosed finance charge of $424,870.76 is not considered accurate for purposes of rescission because it is understated by more than $35."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL State and required State disclosures are missing from the loan file. Anti-Coercion Notice Radon Gas Disclosure Insurance Sales Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22690032	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,780.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	VA	Fixed	Not Applicable	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx

The subject mortgage is at second lien position as there is one Water/Sewer Lien against the subject property in the amount of $xx which was recorded on x/xx/xxxx in favor of xx. The subject property is located in State of WA. The subject property can be getting foreclosed due to above unpaid lien. This can be cured by paying off the above unpaid lien with late charge and fees.

The annual combined taxes of xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/xxxx the loan is in delinquency of xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is active in bankruptcy. As per review of latest payment history as of xx/xx/xxxx the loan is in delinquency of xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.
The loan has not been modified since from origination.

The debtor’s "xx” had filed the bankruptcy under xx. The plan was confirmed on xx The POC was filed by subject creditor on xx with the claim amount of xx and the arrears in the amount of xx As per amended plan dated xx the debtor shall cure arrears through the plan.
As per Voluntary Petition dated xx the subject property needs a xx.  The Zillo property value is xx however, the real estate agent estimated cost of property is xx However, the available comments do not reflect any damage or repair to the property.

The subject mortgage is at second lien position as there is one xx against the subject property in the amount of xx which was recorded on xx in favor of xx. The subject property is located in State of xx The subject property can be getting foreclosed due to above unpaid lien. This can be cured by paying off the above unpaid lien with late charge and fees.

No evidences have been found regarding the current/prior foreclosure proceedings.
The borrower is retired person.
As per comment dated xx the reason for default is excessive obligations.

Update:
According to the collection comments, the loan is currently in bankruptcy. The tape shows the current balance is $xxx,xxx.xx, and the next due date is xx/xx/xxxx.
No evidence of foreclosure has been found.
No evidence of damage or repair has been found.
As per the collection comment dated xx the trustee pays arrearage and borrower pays contractual monthly payments. The tape shows the post-petition payment due date is xx
As per final xxxx, the borrower xx. As per the document (xx) in the loan file, the borrower is receiving xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor’s "xx” had filed the bankruptcy under xx. The plan was confirmed on xx The POC was filed by subject creditor on xx with the claim amount of xx and the arrears in the amount of xx As per amended plan dated xx the debtor shall cure arrears through the plan.

Update:
The loan is in bankruptcy.
As per the collection comment dated xx the trustee pays arrearage and borrower pays contractual monthly payments. The tape shows the post-petition payment due date is xx
Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer Origination Appraisal Right of Rescission Transmittal (1008)	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: the loan is delinquent and active in BK.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 100.580%   Variance: -0.580%   Variance %: -0.58000%   Comment: original CLTV is 100.00%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 100.580%   Variance: -0.580%   Variance %: -0.58000%   Comment: original standard LTV is 100.00%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 444444444444   Variance:    Variance %:    Comment: updated as per review of latest pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 444444444444 Variance: Variance %: Comment: updated as per review of latest pay history Tape Source: Initial Tape Type:	3: Curable	* Credit report incomplete (Lvl 3) "The Credit report is missing from the loan file for the borrower at the time of origination."
* Final TIL Missing or Not Executed (Lvl 3)     "Final TL is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "The Homeownership Counseling disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "The executed copy of Intent to proceed disclosure is missing from the loan file."
* Missing Appraisal (Lvl 3)     "An Appraisal report at origination is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "The executed copy of Rate Lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "The Fraud Guard Report is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "The final 1008 (Transmittal Summary) is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk indicator is "Moderate' since this loan failed the TILA APR test. The annual percentage rate (APR) is 3.387%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (APR) is 3.387%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR/NRTC is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$22,455.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22773765	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$525.32	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.849%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx for the amount of xx which was recorded on xx with xx
The chain of assignment has been completed. Currently, the assignment is with “xx” which was recorded on xx
There is an active junior mortgage in the amount of xx which was recorded on xx and filed by xx
There is an active junior mortgage in the amount of xx which was recorded on xx and filed by xx
Annual taxes have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest xx.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.

According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest xx.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

AS per collection comments review, borrowers intention is to keep the property. Property is in axxge condition and no evidence of damage has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 30/360 |-xx-| |-xx-| Comment: Interest calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.84900%   Tape Value: 10.84920%   Variance: -0.00020%   Variance %: -0.00020%   Comment: Original stated rate is 10.849%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000010100110010110   Variance:    Variance %:    Comment: Payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 011010011101010000000000   Variance:    Variance %:    Comment: Reversed payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Property County Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property county is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "ComplianceEase risk indicator is singnificant."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "Compliance Ease state/local predatory test failed.
This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full Compliance Analyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan. PLEASE NOTE: This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums. See Legislative Summary Alert (below) for full repayment ability requirements."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22783573	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.699%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	xx	3.000%	xx	01-xx-2014	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of mortgage assignment is incomplete. Currently, the mortgage assignment is xx.
No active judgments or liens have been found.
Annual county taxes of xxxx are exempted.
The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found in recent xx months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
According latest exterior BPO report (xx)dated xx,  the subject property was occupied by owner and the property was in axxge condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified for the x time since the origination on xx/x/xxxx with the new principal balance in the amount of $xx,xxx.xx out of which xx is the "deferred principal balance". Hence, the "new interest bearing principal" is in the amount of xx. The borrower had promised to pay the new modified monthly P&I of $xxx.xx with the new modified interest rate of x.xxx% beginning from x/x/xxx till xx/x/xxxx. Thereafter, the interest rate would increase to x.xxx% and accordingly monthly P&I would also be changed. The borrower would be required to make monthly payment according to this interest rate beginning from x/x/xxxx till x/x/xxxx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Not Applicable. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 3CCCCCCCCCC33336699CCCCC   Variance:    Variance %:    Comment: 000000123421110000000001   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCCC99663333CCCCCCCCCC3   Variance:    Variance %:    Comment: 100000000011124321000000   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" as the loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.485%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22843057	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$5,315.00	12/xx/2023	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	41.181%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	4.250%	xx	01-xx-2018	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated xx.
The chain of assignment has been completed, currently the assignment is with xx.
There are no active liens and judgment found against the borrower.
Annual county, school and utility taxes for the year xxxx are paid in the amount of $xxxx.xx. No prior delinquency has been found.

Update
As per the updated title report dated x/xx/xxxx the subject mortgage was originated xx.
There are two HOA liens xx.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual school taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual utilities taxes for xxxx were paid in the amount of $x,xxx.xx on x/xx/xxxx.
As per updated title report, no prior year taxes are delinquent.
According to the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xxx,xxx.xx.

Update:
As per review of the payment history dated as of x/xx/xxxx, the borrower has been delinquent for x month. The last payment received is unable to be determined. The next due date, as per tape, is xx/xx/xxxx. The UPB is unavailable. The latest payment history is missing from x/xx/xxxx to xx/xx/xxxx.	Collections Comments:According to the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xxx,xxx.xx.

Update:
The current status of the loan is performing.
The foreclosure was initiated in this loan in xxxx and as per servicing comment dated xx/xx/xxxx, the foreclosure sale date schedule on xx/xx/xxxx. As per servicing comment dated xx/xx/xxxx the foreclosure was cancelled on xx/xx/xxxx.
As per latest collection comments, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:The foreclosure was initiated in this loan in xx and as per servicing comment dated xx/xx/xxxx, the foreclosure sale date schedule on xx. As per servicing comment dated xx/xx/xxxx the foreclosure was xx.
Bankruptcy Comments:Not Applicable	The loan modification agreement has been made on xx/xx/xxxx between xx.
The new principal amount is $xxxxxx.xx to be paid at the rate of interest of x.xx% and P&I of $xxx.xx from x/xx/xxxx to xx/xx/xxxx. The modification does not contain balloon payment.
Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 606 |-xx-xx-246 |-xx-| -40.59405% Comment: N/A Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $4726.83   Variance: $-4726.83   Variance %: -100.00000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 606   Variance: -246   Variance %: -40.59405%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx.
Field: Mod Step 1 Date   Loan Value: 1/xx/2018   Tape Value: 12/xx/2022   Variance: -1795 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.250%   Tape Value: 5.250%   Variance: -1.000%   Variance %: -1.00000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 1/xx/2023   Tape Value: 12/xx/2023   Variance: -334 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 5.250%   Tape Value: 5.500%   Variance: -0.250%   Variance %: -0.25000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 80.190%   Variance: 19.810%   Variance %: 19.81000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 044444443444321223232443   Tape Value: 100112211101122122122222   Variance:    Variance %:    Comment: The payment history string is 011112211101122122122222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 344232322123444344444440   Tape Value: 222221221121101112201001   Variance:    Variance %:    Comment: The payment history string is 011112211101122122122222.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 42.639% Tape Value: 4287.000% Variance: -4244.361% Variance %: -4244.36100% Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees.""
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing in the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22983450	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,431.72	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.630%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	635	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	xx	Not Applicable	11.630%	xx	01/xx/2010	Unavailable	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. The latest assignment is with xx
There is an active civil judgment against the borrower xx.
There are two active civil judgments against the borrower xx
First, county taxes for the year xxxx have been paid and second installment taxes are due on xx/xx/xxxx each in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of P&I $x,xxx.xx with the rate of interest of xx.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx.  The last payment was received on xx/xx/xxxx total in the amount of P&I $x,xxx.xx with the rate of interest of xx.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest xx months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments: According to the PACER report, the borrower “xx” had filed for bankruptcy under xx and the plan was confirmed on xx The POC was filed by the creditor xx with the POC amount of xx and the amount of arrearage is xx As per schedule D of Voluntary Petition filed on xx it shows that the amount of claim without deducting the value of the collateral as xx and the value of the collateral as xx Hence, the unsecured portion was xx The trustee's final report(doc#xx) was filed on xx reveals that the subject mortgage creditor xx asserted the claim in the amount of xx and claim allowed in the amount of xx however, the claim in the amount of xx has been paid in full . As per the notice of final xx reveals that the secured subject creditor xxthe default amount has been paid in full. The debtor was discharged on xx	This is conventional fixed rate loan with the fixed rate of interest xx.xx% and monthly P&I of $x,xxx.xx. The P&I and rate of interest is same as note term; however, as per the AOT screen document located at “xx”, the AOT was made on x/xx/xxxx. The first payment was started from xx/xx/xxxx and revised maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK was filed by the borrower and it was discharged. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 1/xx/2010   Variance:    Variance %:    Comment: AOT doc is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: As per the note, the interest calcuation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NO foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 370 Variance: -10 Variance %: -2.70270% Comment: As per the note, the loan original maturity term months is 360. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed to the loan. An Appraisal Report at the origination is missing from the loan file; however, as per the type of subject property as a manufactured home. As per the manufactured home application located at ” xx”, the subject property is manufactured home with the xx. The ALTA 7 Endorsement is not attached to the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached to the updated title report shows that the subject property type as Manufactured Home-Real property."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated hud-1 and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost-note affidavit dated 04/xx/2016 was found at location " xx8" showing original note was misplaced, lost or destroyed. Copy of Note is also located in the same file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23150893	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,179.57	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	76.137%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	3.539%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xx.
There is a xx against the borrower xx.
There is a xx in the favor of xx.
The property taxes for the year xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx. As per the comment dated xx/xx/xxxx, the reason for default is increased in other bills. No comments have been found regarding foreclosure in the latest servicing comments. The loan modification agreement was made between (borrower) xx and (Lender) xx on xx. As per the comment dated x/xx/xxxx, the subject property has been occupied by an unknown party. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER Report, xx had filed bankruptcy under xx. POC was filed on xx. The amended POC was filed on xx with the secured claim of xx without any arrears. The Chapter xx plan was filed on xx which confirmed on xx. The plan was modified by order after confirmation on xx. According to schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, the unsecured debt remains as in the amount of xx. The debtor was discharged on xx and the bankruptcy was terminated on xx.	This loan modification agreement was made between (borrower) xx and (Lender) xx on xx. The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $x,xxx.xx that began from xx. The maturity is xx.	Mortgage Insurance Origination Appraisal	Field: Age of Loan Loan Value: 152 Tape Value: 13 |-xx-| 139 |-xx-| 1069.23076% Comment: 152 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Performing   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: FHA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Original Stated P&I   Loan Value: $1562.38   Tape Value: $1481.71   Variance: $80.67   Variance %: 5.44438%   Comment: $1,562.38   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.25000%   Tape Value: 5.25000%   Variance: 1.00000%   Variance %: 1.00000%   Comment: 6.25%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000044444444444   Tape Value: 200000000000   Variance:    Variance %:    Comment: 000000000000MMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444440000000000000   Tape Value: 000000000002   Variance:    Variance %:    Comment: MMMMMMMMMMMM000000000000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $296400.00   Tape Value: $278087.99   Variance: $18312.01   Variance %: 6.58496%   Comment: $296,400.00   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL Loan Data $1,529.69 Comparison Data $0.00 Variance +$1,529.69.
This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* DTI > 60% (Lvl 2)     "As per application, the total monthly income is in the amount of $5,267.00 and the total monthly expenses are $4,010.16. Hence, DTI exceeds more than 60%."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is xx. The loan was originated on xx as an FHA loan with case # xx. MI certificate is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23173770	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,053.30	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	544	524	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	5.500%	xx	01-xx-2016	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on x/xx/xxxx with the lender Mxx
The chain of assignment has not been completed. Currently, the mortgage is with xxwhich was recorded on xx However, it should be with xx
There are three active senior mortgages against the subject property. The first mortgage was originated on x/xx/xxxx which was held by xx No active liens and judgment have been found.
The annual combined taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.
As per the payment history as of x/xx/xxxx, the loan is current and the next due date for the payment is x/xx/xxxx. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied to the due date x/xx/xxxx. The UPB is $xx,xxx.xx till the due date x/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.

Collections Comments:The present status of the loan is in performing and next due date for the payment is x/xx/xxxx. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied to the due date x/xx/xxxx.
The reason for default is curtailment of income.
The loan modified on xx/xx/xxxx.
The loan has been modified thrice since origination. No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining damage to the subject property has been observed.
The borrower’s income has been impacted by COVID-xx. The comment dated x/xx/xxxx states that the borrower requested for temporary assistance for COVID-xx via email and further comment dated x/xx/xxxx shows that the borrower was unemployed due to this pandemic situation hence facing curtailment in income and also reviewed Loss mitigation plan which was received on x/xx/xxxx. No further information is available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and servicer on xx The New Principal Balance is in the amount of xx The borrower promises to pay P&I in the amount of $xx
The loan has been modified thrice since origination.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the note, there is no Neg Am.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: An Appraisal report from origination is missing from the loan file. The values are updated as per the tape.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx  Comment: The loan modification agreement was made between the borrower and servicer on xx The New Principal Balance is in the amount of xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Final application is missing from the loan file. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23255172	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,207.00	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.880%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	621	Not Applicable	17.265%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11-xx-2009	xx	Not Applicable	2.900%	xx	9/xx/2009 12:00:00 AM	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage xx.
The chain of assignment has been completed. The current assignment is with xx.
There is a civil judgment in the favor of xx in the amount of $xx recorded on xx/xx/xxxx.
Combined 1st installment of tax for the year of xxxx has been paid on x/xx/xxxx in the amount of $xxxx.xx.
 Combined 2nd installment of tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The loan is in collection. According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Update:
The loan is in bankruptcy.
As per comment dated xx RFD is curtailment of income.
As per comment dated xx, the foreclosure was initiated in xxxx. The complaint was filed on xx. Final judgment was entered on xx. The FC was put on hold due to bankruptcy filed. Further details not provided.
As per comment dated x/xx/xxxx, the borrower filed bankruptcy under chapter-xx on xx. Further details not provided.
No damages have been reported.

Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated. The filed was referred to attorney and complaint was filed on xx. As per comment xx sale was scheduled  on xx. However the foreclosure was on hold due bankruptcy was filed on xx.

Update:
As per comment dated x/xx/xxxx, the foreclosure was initiated in xxxx. The complaint was filed on xx. Final judgment was entered on xx. The FC was put on hold due to bankruptcy filed. Further details not provided.
Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under chapter- xx with the xx.The last filing dated xx.The plan was confirmed on xx. The POC was filed on xx the POC amount is xx and the arrearage amount is xx. The plan was dismissed on xx and terminated on xx.

Update:
As per comment dated x/xx/xxxx, the borrower filed bankruptcy under chapter-xx on xx with the xx. The POC was filed on xx. Further details not provided.

This modification agreement was made between borrowers and Lender xx., on xx/xx/xxxx. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate x.xxx% beginning from x/xx/xxxx with a maturity date on x/xx/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl.	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 502 |-xx-xx-142 |-xx-| -28.28685% Comment: Amoertization Temr month are 360. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: 5/xx/2022   Tape Value: 6/xx/2019   Variance: 1091 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Unavailable   Tape Value: 8/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Current Legal Status is FC.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was iniatied.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2009   Tape Value: 10/xx/2009   Variance: -34 (Days)   Variance %:    Comment: Doc Date of mod is 9/xx/2009.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require Mi is NA.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 12/xx/2008   Tape Value: 10/xx/2009   Variance: -304 (Days)   Variance %:    Comment: First Pay Chnage Date is 12/xx/2008.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 12/xx/2007   Tape Value: 10/xx/2009   Variance: -670 (Days)   Variance %:    Comment: First Rate chnage Date is 12/xx/2007.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 10/xx/2015   Variance:    Variance %:    Comment: Interst Only Daye is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: Loan Amoertization Tyep is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 502   Variance: -142   Variance %: -28.28685%   Comment: Loan Original Maturity term are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 P&I   Loan Value: $758.43   Tape Value: $758.42   Variance: $0.01   Variance %: 0.00131%   Comment: Mod Step 2 P&I is $758.43.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is Yes.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.88000%   Tape Value: 6.50000%   Variance: 1.38000%   Variance %: 1.38000%   Comment: Orginal Stated Rate is 7.88%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 1/xx/2022   Tape Value: 7/xx/2015   Variance: 2364 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $2310.62 Variance: $-2310.62 Variance %: -100.00000% Comment: Suspence baance per PH is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 3.106%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per Final HUD-1 settlement date is 10/xx/2007 is different from note date 10/xx/2007."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23363749	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$928.28	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.470%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with xx, which was recorded on xx.
The chain of assignment has not been completed. The current assignment is with xx which was recorded on xx; however, it should be with xx.
No active liens or judgments have been fund.
The annual combined taxes of xxxx have been paid in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the tape of the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The loan is in bankruptcy.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the tape of the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Update: As per tape data as of xx/xx/xxxx, the current status of the loan is Bankruptcy-current. The borrower is current on the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the comment dated x/xx/xxxx, the subject property is occupied by the owner.
According to the xx, the borrower, xx, filed the bankruptcy under Chapter xx with the case number xx on xx. NOPC was filed on xx. The plan was filed on xx. Further details were not found.
No evidence has been found regarding the foreclosure process.
No visible damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed the bankruptcy under chapter- xx with the case# xx on xx. and the plan was confirmed on xx. The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was $x,xxx.xx. The last filing date was xx.

Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Is REO Active is NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 001212122112210001334444   Tape Value: 899996766677767656555655   Variance:    Variance %:    Comment: Payment History String Reversed is 111010012121211001234 tape refletc s5556565656576666499998.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444433100012211221212100   Tape Value: 556555656767776667699998   Variance:    Variance %:    Comment: Payment History String Reversed is 111010012121211001234 tape refletc s5556565656576666499998.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Comment: Proprty Address Street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23392031	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$25,181.56	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	774	789	19.925%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx Lender name is xx Amount of mortgage is xx
No active judgments and liens have been found open.
County Taxes for xxxx are paid in full and no prior delinquency has been found.
Loan is originated on x/xx/xxxx and first payment is due on x/xx/xxxx.	Collections Comments:Loan is originated on xx and first payment is due on xx
Borrower xx is self employed. Borrower is xx
Business names xx

Update:
The current status of the loan is current.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the latest CC, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: No discrepancy. Value in tape date has been rounded up to the nearest value. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -6 (Days)   Variance %:    Comment: Note date as per Original Note document is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: No discrepancy. Value in tape date has been rounded up to the nearest value.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Post-Close DTI per 1003 Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: No discrepancy. Value in tape date has been rounded up to the nearest value. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx Notary's signature date on the Mortgage/Deed of Trust is xx Note date is xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value: Date: Type:Full appraisal	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23400511	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,097.45	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.550%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	0.000%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09-xx-2018	xx	xx	6.750%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx with the lender xx which was recorded on xx
The chain of the assignment has been completed. The latest assignment is with xx was recorded on xx
No active judgments or liens have been found.
The annual installment of the xx jurisdiction tax of xx is due in the amount of xx on xx which is good through till xx
The annual installment of the xx jurisdiction tax of xx has been paid in the amount of xx on xx
No prior year delinquent taxes have been found.

Update:-
The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx which recorded on xx with instrument# xx in the amount of xx in favor of xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual county taxes for xxxx are past due in the amount of xx on xx
The annual school taxes for xxxx are past due in the amount of xx on xx
No prior year’s delinquent taxes have been found in the updated title report.	According to the review of payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The current unpaid principal balance is not provided in the latest payment history as of xx But, the tape data provided in the payment history screen as of xx shows that the current unpaid principal balance is in the amount of xx

Update
As per review of the payment history dated as of xx the borrower has been delinquent for xx months. The last payment received is unable to be determined. The next due date is unable to be determined. The UPB is unavailable.	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected in the amount of xx

Update:
The current status of the loan is xx
As per the servicing comment dated xx the reason for default is illness of borrower.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx borrower on repayment plan for xx months. Further details were not available.
As per servicing comment dated xx the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
The loan modification agreement was made between (borrower) xx and (Lender) xx, on xx
The reason for default has not been mentioned in the latest collection comments.
As per the latest BPO report dated xx the subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx with xxon xx and the plan was confirmed on xx The POC was filed on xx with the secured claim amount of xx and the arrearage is in the amount of xx The debtor was dismissed for failure to make plan payments on xx and the case got terminated on xx The date of the last filing is xx	This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx The maturity is xx The interest bearing amount is xx and the deferred balance in the amount of xx There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK has been filed by the borrower. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: $0.00   Variance: xx   Variance %:    Comment: Per the modification.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income or Assets   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: 0   Tape Value: 2   Variance: -2   Variance %: -100.00000%   Comment: Per the payment history.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -6 (Days)   Variance %:    Comment: Per the appraisal.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 044444444344444444443224   Tape Value: 2104322110FF   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 422344444444443444444440   Tape Value: FF0112204012   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 4201 (Days) Variance %: Comment: Per the modification. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment
6. TX Loan Agreement Notice
7. Commitment Requirement/Anti-Tying
8. TILA Disclosures in Spanish
9. Choice of Insurance Notice
10. Collateral Protection Insurance Disclosure
11. Non-Deposit Investment Product Disclosure Are there any promotional materials?
12. Insurance Solicitation/Post Commitment Requirement
13. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the HUD, the settlement date is xx which is not aligned with the Note date."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23405147	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,227.52	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	47.040%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	xx	2.000%	xx	01-xx-2011	Financial Hardship	As per updated title report as of xx/xx/xxxx the subject mortgage is on xx. Subject mortgage was originated on xx.
Chain of assignment is complete as the current assignee is xx.
No active judgments or liens have been found.
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is x month behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is x month behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from x/x/xxxx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with steps interest rate completing in x steps. First payment was started from x/x/xxxx and the maturity date is x/x/xxxx. The deferred amount is $xx,xxx.xx.	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 528 |-xx-xx-168 |-xx-| -31.81818% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 528   Variance: -168   Variance %: -31.81818%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 022322121MMMMMMMMMMMMMMM   Tape Value: 123222121111010001000010   Variance:    Variance %:    Comment: Payment history string is 122342121mmmmmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMM121223220   Tape Value: 010000100010111121232321   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmmmmmmmm121243221.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 47.037% Tape Value: 4705.000% Variance: -4657.963% Variance %: -4657.96300% Comment: Post close DTI per 1003 is 47.037%. Tape Source: Initial Tape Type:	4: Unacceptable	* NPL - Difference between Current balance and original balance is more than 30% (Lvl 4)	* Cash out purchase (Lvl 2) "The purpose of transaction is purchase but as per final HUD the section 303 amount is to the borrower in the amount of $7,807.95."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for TILA Finance Charge Test & Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for Prohibited Fees Test.
Loan data $1,350.00 comparison data $0.00 hence the variance is +$1,350.00"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA Finance Charge Test.
Loan data $367,635.97 comparison data $368,908.41 hence the variance is -$1,272.44."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23410667	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$456.63	12/xx/2023	Unavailable	No	Unavailable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is from xx
There are x IRS liens against the borrower in the favor of xx for the total amount of $xx recorded on x/xx/xxxx and x/xx/xxxx.
There are x civil judgments against the borrower in the favor of xx, as subrogee of xx
There are x credit card judgments against the borrower in the multiple favors for the total amount of $xx recorded on different dates.
First, second, third and fourth installments of county taxes for the year of xxxx/xxxx have been paid in the amount of $xxx.xx on x/xx/xxxx, $xxx.xx on xx/xx/xxxx and due in the amount of $xxx.xx on x/xx/xxxx, $xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the Bankruptcy and the next due date is x/xx/xxxx The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. As per the notice of lis pendency document located on xx, the foreclosure was initiated and the complaint was filed on xx No further details have been found regarding foreclosure. The borrower xxhad filed bankruptcy under chapter xx with the xx on xx The POC was filed by creditor xx on xx for the secured claim amount is xx and arrearage amount is xx However, the POC deadline dated xx The motion for relief from stay was filed on xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx The date of last filing on xx As per the comment dated xx the reason for default is reduction of income. As per the comment dated xx/xx/xxxx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:As per the notice of lis pendency document located on xx, the foreclosure was initiated and the complaint was filed on xx No further details have been found regarding foreclosure.
Bankruptcy Comments:The borrower xx. The POC was filed by creditor xx on xx for the secured claim amount is xx and arrearage amount is xx However, the POC deadline dated xx The motion for relief from stay was filed on xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx	This is conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of x/x/xxxx. The P&I as per payment history is the xxx.xx and rate of interest is x.xxx %, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on x/x/xxxx with a modified principal balance of $xx,xxx.xx. As per the comment dated x/xx/xxxx, modification has been completed.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Unavailable   Tape Value: 2/xx/2016   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000003   Tape Value: 000000000000000111023343   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 300000000000000000000000   Tape Value: 343320111000000000000000   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 199 Tape Value: 304 Variance: -105 Variance %: -34.53947% Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Nevada State. The following required state disclosures are missing from the loan file.
1. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The settlement date is 3/xx/2007 and note date is 3/xx/2007. However, the settlement date is different from the note date."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is different than the note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23479394	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$595.58	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.783%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently the assignment is with xx
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
The county first and second installments taxes for the year of xxxx have been paid in the total amount of $xxx.xx.

No prior year’s delinquent taxes have been found.

Update:
As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated onx x
There is state tax lien found against the borrower in favor of xx
The 1st and 2nd installments of county taxes for xxxx were paid in the total amount of $xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of xx.xxx %. As per the payment history the current UPB is $xx,xxx.xx.

Update-
As per the review of tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. Details of the last payment received are not available. The current P&I is $xxx.xx and interest rate is xx.xxx%. The UPB is $xx,xxx.xx.
Collections Comments:The review of collection comment as of x/xx/xxxx shows that the borrower is performing with the loan. As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of xx.xxx %. As per the payment history the current UPB is $xx,xxx.xx.
As per Original Note, the P&I is $xxx.xx and interest rate is xx.xxxxx %. As per payment history, the borrower has been making payment with the current P&I of $xxx.xx and interest rate is xx.xxx %. Deferment is document is located at xx.
 The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
As per the collection comment dated x/xx/xxxx, states that the borrower have not been impacted by covid-xx pandemic. There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Mortgage Insurance	Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: The loan was not modified since origination. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 8/xx/2013   Variance:    Variance %:    Comment: As per payment history, the borrower has been making payment with the current P&I of $687.88 and interest rate is 10.780%. Deferment is document is located at xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan has a LTV more than xx hence MI certificate is required for the loan. However, MI certificate is missing.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: As per the note document the interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000222222222222221   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 122222222222222000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: xx   Tape Value: xx   Variance: 13 (Days)   Variance %:    Comment: As per the original Note the prepayment penalty end date is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per the Final HUD-1 the borrower received cash back amt.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per the Final HUD-1 the borrower received cash back amt. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan has a LTV more than xx hence MI certificate is required for the loan. However, MI certificate is missing."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Ohio” State. The following disclosures are missing in the loan file.
1) Equal Credit Availability Notice
2) Insurance Tying Disclosure
																																																																																																								3) Non-Deposit Insurance Disclosure."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23526890	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,701.92	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	658	Not Applicable	50.336%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx The chain of assignment has been completed. Currently, the mortgage is with the original lender “xx”. There is one UCC Financing statement for Solar Energy placement on real estate recorded on xx by the plaintiff xx. The annual county taxes of the year xxxx have been paid in the amount of xx No prior years of taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx. Currently the borrower is working at xx. The servicing document is missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Final Closing Disclosure Missing or error on the Rate Lock Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: The MI is not required. Tape Source: Initial Tape Type:
Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: 1283 (Days) Variance %: Comment: Last payment received date is 07/xx/2020. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $220,019.04. Calculated Finance Charge is $220,417.67 for an under disclosed amount of -$398.63. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* Loan does not conform to program guidelines (Lvl 3)     "As per tape data loan is "LPA Caution, DTI 50.5%."  Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.336%, the Borrower income was $10,000.00 and total expenses are in the amount of $5,033.00 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Ineligible” with a DTI of 50.34%."
* Missing Final Closing Disclosure (Lvl 3)     "Final Closing Disclosure issued on xx is hand dated on xx However, the Final CD should reflects it hand dated on 3/xx/2020."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Cash-Out Refinance Disclosure
2. Property Insurance Disclosure
3. Colorado Notice to Cosigner
4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.336%, the Borrower income was $10,000.00 and total expenses are in the amount of $5,033.00 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Ineligible” with a DTI of 50.34%.
SOL expired. Downgraded to LVL 2."
* Final Application not signed and hand-dated by Loan Originator (Lvl 2)     "Final Loan application is not hand dated and hand signed by borrower(s)."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.336%, the Borrower income was $10,000.00 and total expenses are in the amount of $5,033.00 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Ineligible” with a DTI of 50.34%. SOL expired. Downgraded to LVL 2."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23544771	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,096.82	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.880%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	6.000%	xx	01-xx-2016	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx Chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx It should be with xx. There is a state tax lien in the amount of xx in the favor of xx which was recorded on xx There is an IRS lien in the amount of xx in the favor of xx which was recorded on xx 1st and 2nd instalment taxes for the year of xxxx have been paid in the amount of xx 1st and 2nd instalment taxes for the year of xxxx have been paid in the amount of xx. No prior year delinquent taxes have been found.	As per the review of payment history, the borrower has been delinquent with the loan for xx+days and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in collections and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. As per comments dated x/xx/xxxx, the borrower’s income is impacted by the Covid-xx and has job loss, reduction of work hours so the borrower could no make the payments. As per document located at "xx" there is deferral agreement. As per comments dated x/xx/xxxx the property has been owner occupied and the borrower is intent to keep the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the debtor had filed bankruptcy under xx with the case# xx on xx. The Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remained as xx Currently the Bankruptcy is not in active status since the debtor is discharged on xx and case was fully terminated on xx The reaffirmation agreement was filed on xx as per which, the amount of xx to be paid under reaffirmation agreement and debtor shall pay $xxxx.xx per month for xxx months; however, the current market value of the subject property is xx	According to the modification, the loan was modified on xx/x/xxxx in between the borrower xx and Lender xx. The new modified principal balance per modification is in the amount of $xxx,xxx.xx with interest rate of x.xxx % and borrower promises to pay P&I in the amount of $x,xxx.xx, beginning on xx/x/xxxx. The maturity date reflects per modification is x/x/xxxx. The deferred balance is in the amount of $xx,xxx.xx and interest bearing amount is $xxx,xxx.xx.This modification contains the balloon provision of $xx,xxx.xx to be paid at the maturity date.	Affiliated Business Disclosure Credit Application	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: As per PACER records the borrower has filed bankruptcy post closing. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment: The loan is currently in collections and the next due date for payment is 3/xx/2020. The last payment was received on 3/xx/2020 in the amount of $2,924.29 which was applied for due date 2/xx/2020.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $83972.32   Tape Value: $93464.60   Variance: $-9492.28   Variance %: -10.15601%   Comment: As per the modification agreement, the deferred balance is $83,972.32.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2016   Tape Value: 11/xx/2016   Variance: 30 (Days)   Variance %:    Comment: According to the modification, the loan was modified on 12/xx/2016 in between the borrower xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: As per the Note, the first payment date is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per review the foreclosure was not initiated.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the Note, the original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per review of appraisal report, the LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the Note, the original rate is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: As per the note, the property address is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: As per revew the HUD-1, the transaction purpose is refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: purchase Variance: Variance %: Comment: As per review the application purpose is refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23626772	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,450.41	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	36.967%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated oxx.
There is junior mortgage was originated on xx.
The chain of assignment has not been completed. No assignments have been found. The assignment is missing to “xx”.

No active judgments or liens found against the borrower or subject property.
Combined annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
Utilities annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.
Collections Comments:The loan is currently in the performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The loan was not modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to determine from the latest servicing comments. The comment dated x/xx/xxxx states that the FHA case has been cancelled. No comment pertaining damage to the subject property has been observed.
Currently the borrower is working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   xx Comment: "Collateral Value used for Underwriting: $255,000.00. Amount of Secondary Lien(s): $00.00. Loan Amount: $249,389.00. CLTV = 98.189%. "   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx Comment: "Collateral Value used for Underwriting: $255,000.00. Loan Amount: $249389.00. CLTV = 98.189%. " Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The Borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data indicates Maximum yearly income for bond program is $86,135 and income used for loan $98,206."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The required affiliated business disclosure is missing from the loan file."	* MI, FHA or MIC missing and required (Lvl 2) "This is FHA loan. Mortgage Insurance certificate is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
																																																																																																								14. Construction Loan Disclosure"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23641882	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,943.58	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	704	704	38.436%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	xx	4.625%	xx	01-xx-2018	Financial Hardship	As per updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.

The chain of assignment is incomplete. There is a break in mortgage assignment from xx.
No active judgments or liens have been found.

The 2nd installment of county tax for xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in bankruptcy.
According to the xx the debtor Whiteley had filed bankruptcy under chapter-xx with the xx. Motion to Approve Loan Modification was filed on xx. Order was granted on this motion on xx. Amended chapter xx plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xxx.xx and regular payment will be paid in the amount of $x,xxx.xx monthly. This plan was confirmed on xx. MFR was granted on xx. Notice of mortgage forbearance xx, the debtor requested for mortgage payment forbearance based upon a material financial hardship caused by the COVID-xx pandemic. Debtor requested x months forbearance plan.
Motion to Dismiss Case was filed on xx.
No foreclosure proceedings have been found. According to collection comment, no damages or repairs have been found.
As per collection comment dated x/xx/xxxx, the pandemic forbearance plan was active. As per xx  the Notice of mortgage forbearance xx, the debtor requested for mortgage payment forbearance based upon a material financial hardship caused by the COVID-xx pandemic. Debtor requested x months forbearance plan. No further details have been found. Seller tape also reflects the borrower income has been impacted by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the debtor Whiteley had filed bankruptcy under chapter-xx with the xx. Motion to Approve Loan Modification was filed on xx. Order was granted on this motion on xx. Amended chapter xx plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of  $xx,xxx.xx and regular payment will be paid in the amount of $x,xxx.xx monthly. This plan was confirmed on xx. MFR was granted on xx. Notice of mortgage forbearance xx, the debtor requested for mortgage payment forbearance based upon a material financial hardship caused by the COVID-xx pandemic. Debtor requested x months forbearance plan.
Motion to Dismiss Case was filed on xx.
The loan was modified on x/xx/xxxx with the new principal balance of $xxx,xxx.xx. The $xx,xxx.xx has been deferred other than principal. The interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from x/x/xxxx and the new maturity date is x/x/xxxx.	Good Faith Estimate Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 559 |-xx-xx-199 |-xx-| -35.59928% Comment: Amortization term months are 360 months Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is no   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $18265.40   Variance: $-18265.40   Variance %: -100.00000%   Comment: Deferred principal is $0.00   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 559   Variance: -199   Variance %: -35.59928%   Comment: Loan original maturity term months are 360   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000444   Tape Value: 999999998876543210000000   Variance:    Variance %:    Comment: Payment history string is 444444444444440000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444000000000000000000000   Tape Value: 000000012545678899999999   Variance:    Variance %:    Comment: Payment history string reversed is 000000004444444444444444   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 29.446%   Tape Value: 4910.000%   Variance: -4880.554%   Variance %: -4880.55400%   Comment: Post close DTI is 29.446%   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $187474.00   Variance:    Variance %:    Comment: Sales price is not applicable   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $58117.00 Variance: Variance %: Comment: Total balance of junior lien is not applicable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file"
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file"
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23695768	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,576.81	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.600%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	4.000%	xx	01-xx-2016	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment of mortgage is currently with the xx.
No Active lien and judgment has been found on the updated title report.
Annual of county tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. Lender has deferred the amount of $xx,xxx.xx other then principle balance. The new maturity date is x/xx/xxxx. The reason for modification is financial hardship.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on x/x/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. Lender has deferred the amount of $xx,xxx.xx other then principle balance. The new maturity date is x/x/xxxx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 611 |-xx-xx-251 |-xx-| -41.08019% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $22880.14   Variance: $-22880.14   Variance %: -100.00000%   Comment: Deferred Principle (Modification) per payment history is $0.00   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation Type is No Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 611   Variance: -251   Variance %: -41.08019%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000001000000000000000000   Tape Value: 111111111322222222222222   Variance:    Variance %:    Comment: Payment History String is 1111111112322222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000100000 Tape Value: 222222222222223111111111 Variance: Variance %: Comment: Payment History String Reversed is 222222222223211111111111. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23799474	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$9,685.16	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	558	Not Applicable	33.439%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	4.125%	xx	01-xx-2019	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx
The chain of assignment is completed as currently the assignment is with xx”
There is civil judgment found pending against the borrower xx

There is an active junior mortgage against the subject property in the amount of xx.

There is Municipal/city/code lien open against the subject property in the amount of xx.

Annual county taxes for the year of xxxx-xx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of payment history as of dated xx/xx/xxxx shows that the borrower is delinquent for x months and next due date is xx/xx/xxxx. The last payment was received in the total amount of $xxxx.xx for the due date of xx/xx/xxxx. The last payment received date is unavailable. The current unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxxx.xx.	Collections Comments:Review of payment history as of dated xx/xx/xxxx shows that the borrower is delinquent for x months and next due date is xx/xx/xxxx. The last payment was received in the total amount of $xxxx.xx for the due date of xx/xx/xxxx. The last payment received date is unavailable. The current unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxxx.xx.
The loan was modified on xx/xx/xxxx with new principal balance of  $xxx,xxx.xx.The borrower has promises to pay the new P&I in the amount of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.
No information has been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure and bankruptcy process. No visible damages have been found regarding the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx with new principal balance of $xxx,xxx.xx.The borrower promises to pay the new P&I in the amount of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 594 |-xx-xx-234 |-xx-| -39.39393% Comment: Amortization Term Months (CE, S&P) are 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1382.65   Variance: $-1382.65   Variance %: -100.00000%   Comment: Deferred Principal (Modification) per Payment History is $0.00   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentatio Type is No Documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 594   Variance: -234   Variance %: -39.39393%   Comment: Loan Original Maturity Term Months are 360   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 2   Tape Value: 1   Variance: 1   Variance %: 100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000004444444444   Tape Value: 321000000009999876543211   Variance:    Variance %:    Comment: Payment History string is 321M00000MMMMMMMMMM00000MM444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444400000000000000   Tape Value: 112345678999900000010123   Variance:    Variance %:    Comment: Payment History string Reversed is M444MMMMMMMMMMM00000M123   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 36.011%   Tape Value: 3601.100%   Variance: -3565.089%   Variance %: -3565.08900%   Comment: Post-Close DTI per 1003 is 36.011%   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance Per Application is Debt consolidation   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Saies Price (HUD-1 Line 101) is Not Applicable   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loa file; however data has been updated from the 1008 xx."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23828849	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,509.88	12/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.664%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	42.743%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	2.000%	xx	01-xx-2016	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated onxx.
The chain of assignment has not been completed, currently the assignment is with xx.
There are x state tax liens, x civil judgments and x credit card judgments against the borrower.
The state tax liens are in the favor of xx.
The first was recorded on xx for the amount of xx.
The second was recorded on xx for the amount of xx.
The third was recorded on xx for the amount of xx.
The fourth was recorded on xx for the amount of xx.
The senior civil judgment was recorded on xx.
The second civil judgment was recorded on xx.
The third civil judgment was recorded on xx.
The first credit card judgment was recorded on xx.
The second credit card judgment was recorded on xx.
The remaining x credit card judgments are in the favor xx.
The first was recorded on xx for the amount of $xx.
The second was recorded on xx for the amount of $xx.
Annual taxes for the year xxxx are paid in the amount of $xxxx.xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in the payment history for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in foreclosure. The servicing comment dated xx/xx/xxxx the process of foreclosure has been initiated , the file was referred to an attorney on xx/xx/xxxx. However, no further comments have been found regarding the foreclosure.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in the payment history for the amount of $xxx,xxx.xx.
No comments have been found regarding the bankruptcy.
The reason for default is unable to be determined as per servicing comments.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-xx.

Foreclosure Comments:As per servicing comment xx/xx/xxxx the foreclosure proceedings were initiated on the loan by referring it to Attorney on xx.No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx with the x step amortization with the new principal balance of xx . The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/x/xxxx and the new maturity date is xx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 348 |-xx-| 12 |-xx-| 3.44827% Comment: Amoritzation Term Months are 360. Tape Source: Initial Tape Type:
Field: First Payment Date   xx  Variance: -4232 (Days)   Variance %:    Comment: First Payment Date is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 348   Variance: 12   Variance %: 3.44827%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 10/xx/2016   Tape Value: 10/xx/2021   Variance: -1826 (Days)   Variance %:    Comment: Mod Step 1 Date is "10/xx/2016".   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 1 Rate is "2.000%".   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 10/xx/2021   Tape Value: 10/xx/2022   Variance: -365 (Days)   Variance %:    Comment: Mod Step 2 Date is "10/xx/2021".   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 3.375%   Variance: -0.375%   Variance %: -0.37500%   Comment: Mod Step 2 Rate is "3.000%".   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000223434444444   Tape Value: CCCCCCCCCCCCCC1234F   Variance:    Variance %:    Comment: Payment History string is "443210000m0000mmmmmmmmmm"   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444434322000000000000   Tape Value: F4321CCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment History string reversed is "mmmmmmmmmm0000m000012344"   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Property Address Street is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $95472.96 Tape Value: $109565.17 Variance: $-14092.21 Variance %: -12.86194% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23849170	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,938.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.016%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	746	730	12.417%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of assignment is completed as the subject mortgage is with xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
County annual tax for the year xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
School annual tax for the year xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
Review of updated payment history as of xx/xx/xxxx, the loan is delinquent for xx days and the next due date for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of xx excluding the deferred balance of xx.
The reason for default is unavailable.
As per the BPO report located at xx, the subject property is occupied by the owner with good condition. No damage or repairs have been found.

Updated Comment:
The current status of the loan is active bankruptcy.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower had filed bankruptcy under chapter-xx with the xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by owner.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-xx with the xx. The POC was filed on xx, the POC amount is xx, and the arrearage amount is $x,xxx.xx. The third amended chapter xx plan (Doc #xx) was confirmed on xx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $x,xxx.xx bi-weekly (which equates to $x,xxx.xx per month). The schedule D of Voluntary Petition does not show any unsecured amount. There is no comment indicating a cramdown. The case was terminated on xx.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow disclosure is missing."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23931971	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$379.26	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.900%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	51.542%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/xx/2016	xx	Not Applicable	8.650%	xx	01/xx/2016	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of mortgage assignment has been completed.
No active judgments or liens have been found.
Annual combined taxes of the year xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:Loan is in bankruptcy.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.
The foreclosure proceedings were initiated on the loan by referring to Attorney on xx First legal action was filed on xx As per comment dated xx sale was scheduled  on xx But foreclosure was put on hold due to borrower had filed bankruptcy under xx. Currently, the loan is in active bankruptcy. No further details have been found.
As per PACER, the debtor (xx) had filed bankruptcy under xx. The POC was filed on xx with the secured claim amount of xx and arrearage in the amount of xx Amended chapter xx plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. Plan was confirmed on xx
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring to Attorney on xx First legal action was filed on xx As per comment dated xx sale was scheduled  on xx But foreclosure was put on hold due to borrower had filed bankruptcy under xx. Currently, the loan is in active bankruptcy. No further details have been found.
Bankruptcy Comments:As per PACER, the debtor (xx) had filed bankruptcy under xx. The POC was filed on xx with the secured claim amount of xx and arrearage in the amount of xx Amended chapter xx plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. Plan was confirmed on xx	The loan was modified on x/x/xxxx with new principal balance of $xx,xxx.xx. The borrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from x/x/xxxx to the maturity date of x/x/xxxx.	Affiliated Business Disclosure	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |-xx-| |-xx-| Comment: Current legal status is Bankruptcy-Delinquent. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is Yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is Not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.90000%   Tape Value: 8.65000%   Variance: 2.25000%   Variance %: 2.25000%   Comment: Original stated rate is 10.9000%   Tape Source: Initial   Tape Type:
xx
Field: S&C Filing Date   Loan Value: 1/xx/2019   Tape Value: 10/xx/2018   Variance: 91 (Days)   Variance %:    Comment: S&C filing date is 1/xx/2019.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1859.89 Variance: $-1859.89 Variance %: -100.00000% Comment: Suspense balance per payment history is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate due to:
This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24046419	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,624.04	08/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	639	798	53.637%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx
There is a summary memorandum of agreement open against the subject property in the favor of xxDistrict in the amount of $x,xxx.xx which was recorded on x/xx/xxxx. This program is for qualifying improvements on Windows and Doors.
Annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found. As per comment dated x/xx/xxxx, the borrower was disputing regarding insurance payment. No further details have been found.
At the time of origination borrower was working at “Excellent Home Care ” from x years x months.

Update:
The current status of the loan is in bankruptcy.
As per servicing comment dated xx/xx/xxxx, the borrower had filed the bankruptcy under chapter xx.
As the servicing comment dated xx/xx/xxxx, the contested matter has been noted. No more evidence has been found to confirm if the contested matter has been resolved or not.
The subject property is in xx. The latest collection comment as of xx/xx/xxxx, states no damage to the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type: xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "The Borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "This loan is FHA uninsured loan."
																																																																																																							* LTV or CLTV exceeds 104% (Lvl 3) "CLTV/LTV is more than 104%."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.605%, the Borrower income was $7,026.97 and total expenses are in the amount of $1,324.00 and the loan was underwritten by AUS/DU (Locator# xx ) and its recommendation is “Approve/Eligible” with a DTI of 53.605%. SOL expired, downgraded to LVL2."	* MI, FHA or MIC missing and required (Lvl 1) "Uninsured FHA mortgage"	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24082657	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$7,674.26	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx.

The chain of assignment is incomplete as the loan assignment is with xx.

There is junior mortgage recorded on xx in the amount of $xx in the favor of “xx” with the Bk/Pg# xx.

Annual 1st half Town taxes for the year xxxx are paid in the amount of $x,xxx.xx on xx/xx/xxxx.

Annual 2nd half Town taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.

No delinquent taxes have been found for the prior year.
The review of payment history as of x/xx/xxxx shows the borrower is xx months behind his regular payment. Next due date for the regular payment is xx/xx/xxxx. The last regular payment (P&I) has been received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. The current UPB as of the date is $xxx,xxx.xx.	Collections Comments:The subject loan is in bankruptcy. According to PACER the borrower xx.
The review of payment history as of x/xx/xxxx shows the borrower is xx months behind his regular payment. Next due date for the regular payment is xx/xx/xxxx. The last regular payment (P&I) has been received on xx. The current UPB as of the date is $xxx,xxx.xx.

Foreclosure Comments:The foreclosure has been initiated in the loan. The complaint was filed on x/xx/xxxx. Service completed on x/xx/xxxx. Currently, the FC file placed on hold due the borrower xx.
Bankruptcy Comments:According to PACER the borrower xx. The POC was filed on x/xx/xxxx in the claim amount of $xxx,xxx.xx with arrearage in the amount of $xx,xxx.xx. The schedule D of voluntary petition shows secured claim is in the amount of $xxx,xxx with the supporting value of collateral is $xxx,xxx; therefore the unsecured amount is $xx,xxx. The amended chapter xx plan was filed on x/xx/xxxx which was later confirmed on x/xx/xxxx. The MFR was filed on xx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: 18-31927 Tape Value: xx |-xx-| |-xx-| Comment: Updated as per case summary. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was initiated in the loan. Further, the file was placed on hold due to bk filing.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan does not require for MI.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Final 1003 is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010001000001112211211111   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111112112211100000100010   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: The Payment History String reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: 447 Turkey Hill Road. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1 and Fee itemization are also not available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24110192	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$553.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.940%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	10.940%	xx	01-xx-2018	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. Chain of assignment has been completed. Currently, the assignment is with the xx. There is one junior mortgage against the subject property in the favor of xx. No active liens and judgments have been found. Tax certificate is required. Annual county taxes for the year of xxxx are due in the amount of $xxx.xx which was due on xx/xx/xxxx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The subject property is in axxge condition. According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx. The loan was modified on xx. As per the modified terms, the new principal balance is $xxxxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of xx.xxx% beginning on xx/xxx/xxxx till new maturity date of xx/xx/xxxx. No foreclosure activity has been found. No bankruptcy details have been found. As per the comment dated xx/xx/xxxx, the subject property had damaged. As per the BPO report dated xx/xx/xxxx, the subject property is owner occupied. The subject property is in axxge condition. No damage and repairs have been found. As per the comment dated xx/xx/xxxx, the subject property had damaged. No further details have been found regarding damage and repairs. No latest BPO reports are found from the loan files.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx between the borrower x and the lender x. As per the modified terms, the new principal balance is $xxxxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of xx.xxx% beginning on xx/xxx/xxxx till new maturity date of xx/xx/xxxx.	Credit Application Credit Report Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: MI certificate is not required. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000010000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000010000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 1928 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "This loan failed the documentation type test.
This loan failed the DTI provided test.
This loan failed the NC rate spread home loan test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records,
reasonable alternative methods, or reasonable third-party verification."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file. 1. Amortization Schedule Disclosure 2. Credit Property Insurance Disclosure 3. Fee Agreement 4. Priority of Security Instrument Disclosure 5. Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24185954	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$238.56	12/xx/2023	Unavailable	No	Missing Assignments	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.950%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	30.242%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/xx/2013	xx	Not Applicable	4.375%	xx	10/xx/2013	Financial Hardship	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.
There is one Water/Sewer Lien against the subject property in the total amount of xx which is Super Lien State. The subject property can be getting foreclosed due to above unpaid lien. This can be cured by paying off the above unpaid lien with late charge and fees.

The annual County Taxes for xxxx have been paid in the total amount of $xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for xx months. The last payment was received on x/xx/xx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan is active in foreclosure. As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for xx months. The last payment was received on x/xx/xx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xx,xxx.xx.
The loan has been modified once since origination. The latest modification agreement was made on xx with step amortization. The new principal balance is $xx,xxx.xx. The rate was started from x.xx% with P&I $xxx.xx. The first payment had begun from xx/xx/xxxx and ends with the maturity date of x/xx/xxxx. The rate changes in x steps ending at the rate of interest x.xxx% and P&I $xxx.xx.

As per available comments the foreclosure proceedings were/ initiated on property and the file was referred to attorney on xx. As per comment dated x/xx/xxxx the user approved step complaint was filed on xx. The FC was put on hold as the required assignment of mortgage reported as missing. No further details have been found regarding foreclosure proceedings.

The debtor xx. The bankruptcy was discharged on xx.

As per comment dated x/xx/xxxx the reason for default is curtailment of income. Unable to determine whether the curtailment is due to Covid-xx or not. No comments have been found regarding the Covid-xx pandemic.

The property is owner occupied and no visible damages were reported.
Foreclosure Comments:As per available comments the foreclosure proceedings were/ initiated on property and the file was referred to attorney on xx. As per comment dated x/xx/xxxx the user approved step complaint was filed on xx. The FC was put on hold as the required assignment of mortgage reported as missing. No further details have been found regarding foreclosure proceedings.
Bankruptcy Comments:The debtor xx. The bankruptcy was discharged on xx.	The loan has been modified once since origination. The latest modification agreement was made on x/x/xxxx with step amortization. The new principal balance is $xx,xxx.xx. The rate was started from x.xx% with P&I $xxx.xx. The first payment had begun from xx/x/xxxx and ends with the maturity date of x/x/xxxx. The rate changes in x steps ending at the rate of interest x.xxx% and P&I $xxx.xx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 374 |-xx-xx-14 |-xx-| -3.74331% Comment: NA Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2013   Tape Value: 10/xx/2013   Variance: -30 (Days)   Variance %:    Comment: Date of mod is per audit is 9/xx/2013.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 374   Variance: -14   Variance %: -3.74331%   Comment: The tape data loan originaltion maturity term is the modified term.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 2/xx/1999   Tape Value: 2/xx/1999   Variance: 17 (Days)   Variance %:    Comment: Per note doc date is 2/xx/1999   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999876543211112100   Variance:    Variance %:    Comment: The pay history string per udated history on 8/xx/2020 is 44444444444443211112100.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 001211112545678999999999   Variance:    Variance %:    Comment: The pay history string reversed per updated history on 8/xx/2020 is 001211111234444444444444.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Per note and mortgage addendums, loan has a prepayment period.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: 7/xx/2019 Tape Value: 11/xx/2019 Variance: -114 (Days) Variance %: Comment: Per collection comments the most recent FC referral date is 7/xx/2019 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate as this loan failed the TILA APR test, the interest rate test and the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 11.626%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "The note has a libor index replacement clause of "other"."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24186247	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,125.64	$1,444.22	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	534	506	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	Not Applicable	4.625%	xx	01-xx-2010	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed.
There is an HOA lien in favor of xx.
Annual County taxes for the year xxxx are delinquent for x/xx/xxxx in the amount of $xxxx.xx.

Update- The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed.
There is an HOA lien in favor of xx.
Annual County taxes for the year xxxx are delinquent for x/xx/xxxx in the amount of $xxxx.xx.	As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx with an interest rate of x%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Update- As per review of the payment history dated as of xx/xx/xxxx, the borrower has been delinquent for xx months. The last payment received is unable to be determined. The next due date, as per tape, is xx/xx/xxxx. The UPB is unavailable.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx with an interest rate of x%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The loan was modified on xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower promises to pay as per modified plan and the xst step is $xxx.xx monthly with a modified interest rate x.xxx% beginning from x/xx/xxxx, with a maturity date x/xx/xxxx.
The reason for default is not mentioned in comments. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-xx impact.

Update:
The current status of the loan is bankruptcy current.
The reason for default is not available.
As per tape data, modification with an effective date of xx/xx/xxxx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per servicing comment xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with xx. As per servicing comment xx/xx/xxxx, arrears with the last disbursed on xx. And as per servicing comment xx/xx/xxxx, arrears as being paid in full. As per seller tape data, current status of the loan is bankruptcy current.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under Chapter-xx with the xx. The POC was filed on xx. The plan was confirmed on xx. The plan payments and term are $x,xxx.xx monthly for a x% composition. There is no comment indicating a cram-down. The date of last filing is xx.

Update:
As per servicing comment xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with xx. As per servicing comment xx/xx/xxxx, arrears with the last disbursed on xx in the amount of $x,xxx.xx. And as per servicing comment xx/xx/xxxx, arrears as being paid in full. As per seller tape data, current status of the loan is in bankruptcy current. Further detail not provided.
The loan was modified on xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower promises to pay as per modified plan and the x step is $xxx.xx monthly with a modified interest rate x.xxx% beginning from x/x/xxxx, with a maturity date x/x/xxxx.	Mortgage Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: 360 Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -822 (Days)   Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Variance: -3287 (Days)   Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: verified   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $122434.00   Tape Value: $134128.00   Variance: $-11694.00   Variance %: -8.71853%   Comment: 122434.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000001221002101210   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 012101200122100000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is an FHA loan. The loan was originated on xx. However, MI certificate is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24201233	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,851.51	10/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	15.819%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2014	xx	Not Applicable	4.500%	xx	01/xx/2015	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx
The chain of assignment has been completed. Currently the assignment is with xx
There are multiple state tax liens and senior mortgage.
The x senior state tax liens are in the favor of State of Commission recorded on different dates for the total amount of $xx.
The x junior state tax liens are in the favor of State of Commission recorded on different dates for the total amount of $xx.
The senior mortgage was originated on xx
Annual County taxes for the year xxxx will due on xx/xx/xxxx for the amount of $xxxx.xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
No comments have been found regarding the foreclosure and bankruptcy.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx the borrower's income has been impacted due to Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender x x x and the borrower x x on xx/xx/xxxx, the new principal balance as per mod is $xxx,xxx.xx. The first payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. The modified P&i is in the amount of $xxxx.xx with an interest rate of x.xxx%. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Report Good Faith Estimate Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, 60-119 Days Tape Value: Collections, >= 120 Days |-xx-| |-xx-| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -35 (Days)   Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.37500%   Tape Value: 4.50000%   Variance: -0.12500%   Variance %: -0.12500%   Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 333322211112011121223333   Tape Value: 000000011112234444400000   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 333322121110211112223333   Tape Value: 000004444232211110000000   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
xx
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "RESPA Originator Compensation Validation Test: FAIL
This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker.
Line 801 "Our Origination Charge" should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line 802 "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are disclosed in the 1300 series may be retained by the originator(s).
All items in the 1000, 1100, and 1200 series should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines 804 - 807), mortgage and homeowner's insurance premiums (lines 902 - 903), and required services that you can shop for in the 1301 section should not be retained by the lender or broker."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "RESPA Originator Compensation Validation Test: FAIL
This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24253937	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,899.72	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	xx	4.000%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.

There is one credit card judgment open against the borrower; in the amount ofxx.

xxxx city annual installment taxes have been due off in the amount of $xxx.xx on xx/xx/xxxx.

xxxx county annual installment taxes have been due off in the amount of $xxx.xx on xx/xx/xxxx.

xxxx school annual installment taxes have been due off in the amount of $x,xxx.xx on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.
Review of the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Loan currently is in performing. Provided payment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
Loan modification agreement was made between the borrower and Lender on xx/xx/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. The new principal balance is $xxx,xxx.xx. Lender has agreed to defer the amount of $xx,xxx.xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/xxxx. Reason for Modification is Financial Hardship.
Review of the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx/xx/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. The new principal balance is xx. Lender has agreed to defer the amount of $xx,xxx.xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/xxxx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure	Field: Doc Date of Last Modification Loan Value: 8/xx/2020 Tape Value: 9/xx/2020 |-xx-xx-41 (Days) |-xx-| Comment: Date of last modification is 08/xx/2020. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: 6/xx/2007   Tape Value: 7/xx/2007   Variance: -6 (Days)   Variance %:    Comment: Firsy Payment Date is 06/xx/2007.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort potential is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: 5/xx/2007   Tape Value: 5/xx/2007   Variance: 16 (Days)   Variance %:    Comment: Original Appraisal Date is 05/xx/2007.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 103.238%   Tape Value: 103.240%   Variance: -0.002%   Variance %: -0.00200%   Comment: Original Standard LTV (OLTV) is 103.238%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000100000000010   Tape Value: 099999999999   Variance:    Variance %:    Comment: Payment history string is 004444444444444444444444 but tape data shows 099999999999.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 010000000001000000000000   Tape Value: 999999999990   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444400 but tape data shows 99999999990.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value: 5/xx/2016   Variance:    Variance %:    Comment: Referral Date is not applicable.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $160000.00   Variance:    Variance %:    Comment: Sales Price (HUD-1 Line 101) is not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2060 Tape Value: 6/xx/2037 Variance: 8462 (Days) Variance %: Comment: Stated maturity date is 08/xx/2060. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to the TILA Finance Charge Test: FAIL Loan Data: $329,204.99 Comparison Data: $329,362.91 Variance: -$157.92."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to the This loan failed the TILA finance charge test.

The finance charge is $329,362.91. The disclosed finance charge of $329,204.99 is not considered accurate because it is understated by more than $100."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24257217	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$659.63	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the mortgage is with xx
Active liens and judgments against the borrower:
UCC lien against the borrower was recorded on xx. However; the lien amount is unavailable.
County annual tax for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on xx/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on xx/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx.
As per the comment dated xx the reason for default is excessive obligations.
As per the comment dated xx the subject property is occupied by the owner. No damage or repairs have been found.

Update:-
According to the servicing comments, the loan is in bankruptcy.
As per the seller’s tape data as of xx the next due date is xx
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx the file was referred to an attorney on xx As per the tape data as of xx the complaint was filed on xx However, the foreclosure was put on hold due to the borrower had filed bankruptcy under xx with the xx on xx
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the xx. The POC was filed on xx the POC amount is xx and the arrearage amount is xx The chapter xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of $x,xxx.xx for xx/xx months. The schedule D of Voluntary Petition does not show any unsecured amount. There is no comment indicating a cramdown. Currently the loan is in active Bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 371 |-xx-xx-11 |-xx-| -2.96495% Comment: Amortization term months (CE,S&P) is 360 Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1278 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per the document located at "7602727638_MODIFICATION_192882002D52689502_339", the lender only extended the maturity to 10/xx/2037.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 8/xx/2015   Variance:    Variance %:    Comment: As per the document located at "7602727638_MODIFICATION_192882002D52689502_339", the lender only extended the maturity to 10/xx/2037.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 2/xx/2020   Variance: 1417 (Days)   Variance %:    Comment: Last payment received date is 11/xx/2020   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $61581.98   Tape Value: $61581.00   Variance: $0.98   Variance %: 0.00159%   Comment: Original balance is $61,581.98   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000001223444444   Tape Value: 33333333333333F333323222   Variance:    Variance %:    Comment: Payment history string is 1234444444444444444444MMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444322100000000000000   Tape Value: 222323333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed is MMMMM4444444444444444321   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: As per the HUD-1 refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 11/xx/2036 Tape Value: 10/xx/2037 Variance: -305 (Days) Variance %: Comment: Stated maturity date is 11/xx/2036 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24298442	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,628.00	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.240%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	xx	Not Applicable	8.240%	xx	02/xx/2020	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xx The chain of assignment has been completed. Currently, the mortgage is with the xx. No active judgments or liens have been found. Tax Status is not available.	The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $x,xxx.xx.	Collections Comments:Loan is in performing status. The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $x,xxx.xx. No foreclosure proceedings have been found in the recent xx months. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per conventional interest only Fixed Note interest rate was x.xxxx% and P&I was $xxx.xx. The seller tape and payment history as of xx/x/xxxx shows current interest rate is x.xx% and P&I is $xxx.xx. As per comment dated x/xx/xxxx, the loan was modified with UPB $x,xxx.xx. Seller tape shows loan was modified on x/x/xxxx and maturity date has been extended to x/x/xxxx. However, the loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: 2/xx/2020 |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 182   Variance: -1   Variance %: -0.54945%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 003210010021000000001000   Tape Value: 000000010754765432100000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000100000000120010012300   Tape Value: 000001234767457010000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24391552	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$367.54	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.620%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	7.633%	xx	01-xx-2019	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage originated on xx.
Currently, the assignment is with xx.
As per title report, the borrower, xx. The date of death is unable to be determined.

There is a criminal judgment against borrower,  xx.

Property taxes status:
Property taxes are paid till xxxx. The xxxx taxes are due on x/xx/xxxx in he amount of $xxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is delinquent for x month with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per servicing comments, the loan is collections and the borrower is next due for x/xx/xxxx. According to the payment history as of x/xx/xxxx, the borrower is delinquent for x month with the loan. The last payment was received on x/xx/xxxx.
The loan was modified on x/xx/xxxx with new UPB in the amount of $xx,xxx.xx.
No evidence of foreclosure activity was found.
No evidence of damage or repair to the subject property was found.
No evidence of covid impact on the income of borrower was found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on x/x/xxxx with new UPB in the amount of $xx,xxx.xx. The new balance to be paid with step interest at the starting rate of x.xxx% beginning from x/x/xxxx. This interest rate will increase by x.xx% till it reaches x.xxx%. Thereafter, the interest rate will remain fixed for the rest of the of the loan. The new maturity date will be x/x/xxxx.	Credit Application	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 639 |-xx-xx-279 |-xx-| -43.66197% Comment: term is 360 months Tape Source: Initial Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $328.59   Tape Value: $0.00   Variance: $328.59   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 638   Variance: -278   Variance %: -43.57366%   Comment: original term is 360 months   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.62000%   Tape Value: 11.61840%   Variance: 0.00160%   Variance %: 0.00160%   Comment: Original rate as per note is 11.62%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000001110110001122   Tape Value: 6677881CCCCCCCCCC1122222   Variance:    Variance %:    Comment: Payment history string is 110000000000MMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 221100011011100000000000   Tape Value: 2222211CCCCCCCCCC1877766   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMM000000000011   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: 1003 is missing.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction is cash out as per HUD-1   Tape Source: Initial   Tape Type:
																																																																																																				Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $42406.13 Tape Value: $42421.27 Variance: $-15.14 Variance %: -0.03568% Comment: UPB is 42,406.13 Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final loan application/1003 is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24538162	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,237.10	12/xx/2023	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.005%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2009	xx	Not Applicable	5.070%	xx	01-xx-2009	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with xx
The chain of assignment has been completed. Currently, the assignment is with “xx” which was recorded on xx
There is no judgment/lien against the borrower/subject property.
Annual taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior years.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
AS per collection comments review, borrower’s intention is to keep the property. Property is in axxge condition and no evidence of damage has been found.
The foreclosure was initiated in xx and the file was referred to attorney on xx. The foreclosure file was closed due to reinstatement on xx. No further details available.
The loan modification agreement was made on xx between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx, till the maturity date of xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.

Foreclosure Comments:The foreclosure was initiated in xx and the file was referred to attorney on xx. The foreclosure file was closed due to reinstatement on xx. No further details available.
Bankruptcy Comments:Borrower xx had filed Bankruptcy under chapter-xx on xx with the case# xx. The case was discharged on xx and terminated on xx.	The loan modification agreement was made on xx between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx, till the maturity date of xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 000000004322322221111000   Variance:    Variance %:    Comment: Payment history string is 000000001234223222111000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001000   Tape Value: 000111122323223400000000   Variance:    Variance %:    Comment: Payment history string reversed is 000111222322432100000000   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Proprty address street read as xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx The following required State Disclosure is missing in the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24581922	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.970%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	3.750%	xx	01-xx-2020	Financial Hardship	The chain of assignment is complete as the subject mortgage is currently assigned to "xx. No active judgments or liens found. Annual combined taxes for the year xxxx are exempted.	Review of updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx.The last regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of date is in the amount of xx.	Collections Comments:Review of updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx.The last regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of date is in the amount of xx.

According to xx Report, xx had filed bankruptcy under chapter xx with xx. POC was filed on xx with the secured claim of xx and with the arrearage of $xx,xxx.xx. The chapter xx plan was filed on xx and it was amended on xx & eventually it was confirmed on xx. Motion for Relief from Stay was filed on xx and order was granted on this motion on xx. Order discharging debtor was filed on xx and the case was closed on xx. No further details have been found regarding current bankruptcy status.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xx Report, xx had filed bankruptcy under chapter xx with xx. POC was filed on xx with the secured claim of xx and with the arrearage of xx. The chapter xx plan was filed on xx and it was amended on xx & eventually it was confirmed on xx. Motion for Relief from Stay was filed on xx and order was granted on this motion on xx. Order discharging debtor was filed on xx and the case was closed on xx. No further details have been found regarding current bankruptcy status.	The loan was modified once since the origination on x/x/xxxx with the step amortization and with the new principal balance of xx. The borrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% beginning from x/x/xxxx and the new maturity date is x/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Yes. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2020   Tape Value: 8/xx/2020   Variance: -20 (Days)   Variance %:    Comment: 8/xx/2020.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 4/xx/2008   Tape Value: 5/xx/2008   Variance: -5 (Days)   Variance %:    Comment: 4/xx/2008.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 95.258%   Tape Value: 95.260%   Variance: -0.002%   Variance %: -0.00200%   Comment: 95.258%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 109999999999   Variance:    Variance %:    Comment: 01MMMMMMMMMMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999901   Variance:    Variance %:    Comment: MMMMMMMMMMMMMMMMMMMMMM10   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $96000.00   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 8/xx/2060   Tape Value: 4/xx/2028   Variance: 11810 (Days)   Variance %:    Comment: 8/xx/2060.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" as ComplianceEase TILA Test Failed;

1. This loan failed the TILA finance charge test. The finance charge is $139,627.85. The disclosed finance charge of $139,292.79 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $139,627.85. The disclosed finance charge of $139,292.79 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed;

1. This loan failed the TILA finance charge test. The finance charge is $139,627.85. The disclosed finance charge of $139,292.79 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $139,627.85. The disclosed finance charge of $139,292.79 is not considered accurate for purposes of rescission because it is understated by more than $35."
* GSE Points and Fees Test Violations (Lvl 2)     "ComplianceEase GSE Points & Fees Test Failed;

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24769427	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,668.03	12/xx/2023	xx	Yes	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.740%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	544	Not Applicable	25.381%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	02-xx-2019	10/xx/2012 12:00:00 AM	xx	xx	8.740%	xx	01-xx-2013	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.

The chain of assignment has been completed as the assignment of mortgage is currently with the xx.

Active Judgments and Liens have been found:

There is x IRS liens which were recorded on different date with different amount but in favor of xx.

The county taxes of xxxx of 1st installment have been paid in the amount of $xxxx.xx
The county taxes of xxxx of 2nd installment have been paid in the amount of $xxxx.xx

Update:-
According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.
There are three state tax liens against the borrower in favor of xx.
The first and second installments of county taxes for xxxx have been paid in the total amount of $x,xxx.xx.
The first installment of county taxes for xxxx is due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of xx.

Update:-
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is currently in foreclosure. As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment the reason for default is the unemployment decreased of income. The subject property has been occupied by owner. The borrower's intention is to keep the property.

The BPO report dated x/xx/xxxx and located at xx, the subject property is owner occupied and it is in an axxge condition. There is no damage or repairs are found.

The loan was modified on xx/xx/xxxx between the borrower xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of x.xxx%and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/xx/xxxx. The maturity date as per modification is xx/xx/xxxx.There is no any deferred balance. The interest-bearing amount is xx. deferred balance is $xx,xxx.xx.

According to comment dated xx/xx/xxxx, the foreclosure was initiated in the year xxxx and the loan file was referred to the Attorney on xx. The foreclosure service was completed on x/xx/xxxx. As per comment dated xx/xx/xxxx and Updated Title report dated xx/xx/xxxx located on xx shows the Lis-Pendens was filed by Plaintiff xx. Foreclosure sale has not been scheduled yet. Comment located on dated xx/xx/xxxx shows the foreclosure has been placed on hold due to court delay.

Foreclosure Comments:According to comment dated xx/xx/xxxx, the foreclosure was initiated in the year xxxx and the loan file was referred to the Attorney on xx. The foreclosure service was completed on x/xx/xxxx. As per comment dated xx/xx/xxxx and Updated Title report dated xx/xx/xxxx located on xx shows the Lis-Pendens was filed by Plaintiff xx. Foreclosure sale has not been scheduled yet. Comment located on dated xx/xx/xxxx shows the foreclosure has been placed on hold due to court delay
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx between the borrower x and x x. The new modified principal balance as per modification is in the amount of xx with an interest rate of x.xxx%and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx. The maturity date as per modification is xx/x/xxxx.There is no any deferred balance. The interest-bearing amount is $xxx,xxx.xx.The deferred balance is $xx,xxx.xx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 544 |-xx-xx-184 |-xx-| -33.82352% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: LIBOR - One Year WSJ   Variance:    Variance %:    Comment: The ARM Indes Type is unavailable.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $16264.57   Variance: $-16264.57   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 10/xx/2012   Tape Value: 6/xx/2013   Variance: -220 (Days)   Variance %:    Comment: Doc Date of Loan MOD was 10/xx/2012.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require the MI.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 9/xx/2010   Tape Value: 1/xx/2014   Variance: -1218 (Days)   Variance %:    Comment: First Rate change date is 09/xx/2010.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 8/xx/2010   Tape Value: 12/xx/2013   Variance: -1218 (Days)   Variance %:    Comment: First Rate Change Date is 08/xx/2010.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 9/xx/2019   Tape Value: 3/xx/2020   Variance: -199 (Days)   Variance %:    Comment: FB start date is 09/xx/2019.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: 3/xx/2021   Tape Value: 1/xx/2021   Variance: 59 (Days)   Variance %:    Comment: Next payment change date is 03/xx/2021.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 2/xx/2019   Tape Value: 2/xx/2019   Variance: 8 (Days)   Variance %:    Comment: According to comment dated 02/xx/2019, the foreclosure was initiated in the year 2019 and the loan file was referred to the Attorney on 02/xx/2019. The foreclosure service was completed on 4/xx/2019. As per comment dated 02/xx/2019 and Updated Title report dated 10/xx/2020 located on xx” shows the Lis-Pendens was filed by Plaintiff xx against the Borrower xx with the court on 02/xx/2019 with the xx. Foreclosure sale has not been scheduled yet. Comment located on dated 09/xx/2020 shows the foreclosure has been placed on hold due to court delay   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1055.16 Variance: $-1055.16 Variance %: -100.00000% Comment: Suspence balance per PH is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The Loan Program Disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Illinois State. The following state disclosures are missing in the loan file;
1) IL Collateral Protection Insurance Notice
2) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value is unable to be confirmed from supportive documents available in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business Discloser is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24805625	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,180.04	08/xx/2020	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.740%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	464	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx
The chain of assignment has not been completed. Currently, the assignment is from xx

There is one junior civil judgment against the borrower in the favor ofxx
There is one municipal lien against the subject property in the favor of xx
First and second installments of combined taxes for the year of xx
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx. The loan was not modified. As per the comment dated x/xx/xxxx, the foreclosure was initiated in xx. As per the comment dated xx/xx/xxxx, the sale was scheduled on xx and the comment dated the comment dated x the sale has been cancelled. However, the foreclosure was put on hold due loss mitigation. The borrower xx had bankruptcy under chapter xx with the case#xx The POC was filed by creditor xx for the secured claim amount is xx. However, the POC deadline dated xx The chapter xx plan was filed on xx The amended plan was filed on xx and the plan was confirmed on xx The debtor was promise to pay for trustee in the amount of $x,xxx.xx for xx . The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx. The notice of mortgage payment change was filed on xx The motion for relief from stay was filed on xx and the order on motion for relief from stay was filed on xx The date of last filing is xx As per the comment dated xx the subject property is owner occupied. As per the comment dated xx the reason for default is payment dispute. No further details have been found regarding dispute. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:As per the comment dated xx the foreclosure was initiated in xx and the file was referred to attorney on xx As per the comment dated xx the sale was scheduled on xx and the comment dated xx the sale has been cancelled. However, the foreclosure was put on hold due loss mitigation.
Bankruptcy Comments:The borrowerxx. The POC was filed by creditor xx. Therefore, the unsecured portion is $x.xx. The notice of mortgage payment change was filed on xx The motion for relief from stay was filed on xx and the order on motion for relief from stay was filed on xx The date of last filing is xx	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Foreclosure initiated in 2015. Tape Source: Initial Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Credit Score for borrower is less than 500 (Lvl 2)     "Credit Report is available but only one bureau score found in this report."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24854527	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$13,610.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	HELOC	Revolving	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on lower lien position. Subject mortgage was originated on xx
Chain of assignment is incomplete as the current assignee is xx
There are four State tax liens against the subject property in the favor of xx
There is a junior mortgage in the amount of xx
There is a junior civil judgment in the amount of $xxx,xxx.xx recorded on xx
Payment history as of xx/xx/xxxx shows that the loan is x months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is x months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Note Notice of Servicing Transfer Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Does lender G/L require MI? is "Not Applicable". Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $3720.21   Tape Value: $4439.44   Variance: $-719.23   Variance %: -16.20091%   Comment: Escrow balance per payment history is "$3,720.21"   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 359   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Revolving   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is "Revolving".   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 12/xx/2026   Variance:    Variance %:    Comment: Next pay change date is "Not Applicable"   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: Not Applicable   Tape Value: 11/xx/2026   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx
xx
Field: Payment History String   Loan Value: 004432100000001000000000   Tape Value: XXXXXXXC63396936CC336633   Variance:    Variance %:    Comment: Payment history string is "122234244444444444444444".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000100000001234400   Tape Value: 336633CC66969336CXXXXXXX   Variance:    Variance %:    Comment: Payment history string reversed is "444444444444444442432221".   Tape Source: Initial   Tape Type:
xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Only first page of Note is available in the file. Rest all pages along with signed pages are missing from the loan file. No lost note affidavit has been found in the loan file. Also no evidence of Modification has been found in the loan file."	* Lost Note Affidavit (Lvl 3) "Lost note affidavit made on 10/xx/2019 has been found in the loan file. It is located at “Lost Note Affidavit from xx
* Missing HELOC Disclosures (RESPA) (Lvl 3)     "Below HELOC disclosures are missing from the loan file.
Borrower Billing Rights
HELOC Booklet."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24929863	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$2,586.05	$10,214.38	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	3.730%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.

The chain of assignment has been completed as the subject mortgage is currently with the current assignee xx.

No active judgments/liens have been found against the borrower/subject property.

The 1st and 2nd installment of combined taxes for xxxx have been paid in the amount of $x,xxx.xx.

The 3rd installment of combined taxes for xxxx are past due under xx days in the amount of $x,xxx.xx and due on x/xx/xxxx. However, unable to determine whether the taxes have been paid off or not.	Review of updated payment history as of xx/xx/xxxx reflects that the loan is performing and borrower has been making his monthly payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with P&I $xxx.xx and interest rate of x.xxx% for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:Review of updated payment history as of xx/xx/xxxx reflects that the loan is performing and borrower has been making his monthly payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with P&I $xxx.xx and interest rate of x.xxx% for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
The loan has been modified once since origination.  The modification agreement was made on xx with Fixed Amortization. The new principal balance is $xxx,xxx.xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. As per balloon rider attached with the mod the balloon payment $xx,xxx.xx shall be due on maturity date xx/xx/xxxx.

As per PACER report no bankruptcy filing has been found since from loan origination.
No evidence of foreclosure has been found.
As per comment dated x/xx/xxxx reason for default is excessive obligations.
The property is owner occupied and no visible damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The modification agreement was made on xx with Fixed Amortization. The new principal balance is $xxx,xxx.xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from xx/x/xxxx and ends with the maturity date of xx/x/xxxx. As per balloon rider attached with the mod the balloon payment $xx,xxx.xx shall be due on maturity date xx/x/xxxx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 756 |-xx-xx-396 |-xx-| -52.38095% Comment: Amortization Term months (CE,S&P) is "360". Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 636   Variance: -276   Variance %: -43.39622%   Comment: Loan Original Maturity Term Months are "360".   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000010mmmm44421110001   Tape Value: 000000010044432211110000   Variance:    Variance %:    Comment: Payment History String is "0000000100mmm44441120001".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 10001112444mmmm010000000   Tape Value: 000011112434440010000000   Variance:    Variance %:    Comment: Payment History String Reversed is "10002114444mmm0010000000".   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of Refinance per Application is "Cash out - Other".   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is "Cash Out".   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $380000.00 Variance: Variance %: Comment: Sales Price (HUD-1 Line 101) is "Not Applicable". Tape Source: Initial Tape Type:	3: Curable	* Credit score not provided (Lvl 3) "Credit score is not available."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance risk indicator is moderate due to as this loan failed the prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:a credit report fee;appraisal fee;application fee;commitment fee;warehouse fee;discount points;lock-in fee;a service fee not to exceed $25.00 to cancel the mortgage; andfees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:overnight delivery, messenger, fax, and other special delivery fees;flood certification fees;pest inspection or certification fees;final inspection fee;outside counsels' fees as permitted by N.J.S.A. §46:10A-6;certified check fees;credit report and appraisal update fees;not more than one-year of mortgage insurance premiums;survey fees;recording fees;title and title search fees, including title insurance premiums;taxes;tax service fees;radon test fees;other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ State and required State disclosures are missing from the loan file.
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24954218	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,033.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	2.125%	xx	01-xx-2013	Financial Hardship	According to the updated title report dated xx
According to the updated title report dated xx

No active judgments or liens found against the borrower or subject property.
First and second installments of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on x/xx/xxxx and due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.

Update:
According to the updated title report dated xx
No active judgments or liens were found against the borrower or subject property.
The town taxes for xxxx (1st and 2nd installments) are paid off in the amount of $x,xxx.xx.
The town taxes for xxxx (3rd and 4th installments) are due in the amount of $x,xxx.xx.
No prior-year delinquent taxes have been found.
According to latest payment history as of x/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.

Update: According to the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date for the payment is xx/xx/xxxx. The date of the last payment received is not available. The P&I is $x,xxx.xx, the interest rate is x.xxx%, and the PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date is x/xx/xxxx. The last payment was received in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The loan was modified. The borrower xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. Therefore, the unsecured portion is xx The debtor was discharged on xx and the case was terminated on xx The date of last filing is xx The foreclosure was not initiated. As per the comment dated xx the subject property is owner occupied. As per the comment dated xx the reason for default is excessive obligation. No further details have been found regarding Covid-xx. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower Boeman Ronald Scott had bankruptcy under chapter x with the case# xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. The debtor was discharged on xx and the case was terminated on xx The date of last filing is xx	The borrower has been making the payment as per the modification agreement, which was made on xx. There are x steps of modification. The borrower has promised to pay in the amount of xx with the interest rate of x.xxx% beginning on xx	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: PACER shows BK evidence. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: MOT type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value:xxTape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is xx. The disclosed APR of xx is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL The loan data is 0.000%, the comparison data is  xx and the variance is -xx
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. Mortgage Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25018773	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$4,307.75	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.407%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2013 12:00:00 AM	xx	xx	5.000%	xx	5/xx/2013 12:00:00 AM	Financial Hardship	According to the Updated title report dated xx/xx/xxxx, the subject mortgage was xx.
The chain of assignment has been completed. Currently, the assignment is from xx.
There are two prior active mortgages prior to subject mortgage. The first was originated on xx. The second was originated on xx.
The first and second installment county taxes of the year xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on .x/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on .x/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
The Adjustment of terms agreement was made on xx/xx/xxxx.
As per the Lis-pendens attached with the Updated title report xx, the complaint was filed on xx under the xx. However, the borrower xx had filed bankruptcy under chapter-xx with the xx.
The borrower x had filed bankruptcy under chapter-xx with the xx. The plan was confirmed on xx. As per the Schedule-D of voluntary petition dated xx the amount of claim is $xxx,xxx.xx and the value of property is $xxx,xxx.xx. Hence, the unsecured portion is $xx,xxx.xx. The POC was filed by xx with the secured claim amount of xx and the arrearage is $xx,xxx.xx. As per deadline/hearing the deadline to file the POC was set for xx. As per chapter-xx plan dated xx the debtor shall pay the trustee $xxxx.xx monthly for xx months for total amount of $xx,xxx.xx. The date of last filing is xx.
The comments do not provide any information regarding the damages and repairs to the subject property.

Update:-
The current status of the loan is active bankruptcy.
The reason for the default is not available.
As per the Lis-pendens attached with the Updated title report xx the complaint was filed on xx under the xx the borrower xx had filed bankruptcy under chapter-xx with the xx.
As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with xx.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation or contested matters.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:As per the Lis-pendens attached with the Updated title report Pg#xx, the complaint was filed on xx/xx/xxxx under the case#xx-xx-xxxxx. However, the borrower Marsha L Simmons had filed bankruptcy under chapter-xx with the case#xx-xxxxx on xx/xx/xxxx.
Bankruptcy Comments:The borrower Marsha L Simmons had filed bankruptcy under chapter-xx with the case#xx-xxxxx on xx/xx/xxxx. The plan was confirmed on xx/xx/xxxx. As per the Schedule-D of voluntary petition dated xx/xx/xxxx, the amount of claim is $xxx,xxx.xx and the value of property is $xxx,xxx.xx. Hence, the unsecured portion is $xx,xxx.xx. The POC was filed by Bayview Loan Servicing, LLC on xx/xx/xxxx with the secured claim amount of $xxx,xxx.xx and the arrearage is $xx,xxx.xx. As per deadline/hearing the deadline to file the POC was set for xx/xx/xxxx. As per chapter-xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxxx.xx monthly for xx months for total amount of $xx,xxx.xx. The date of last filing is xx/xx/xxxx.

As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with case#xx-xxxxx on xx/xx/xxxx. No further details have been found.
The Adjustment of terms agreement was signed between the borrower xx. on xx/xx/xxxx. The modified principal balance is xx. There is a deferred balance in the amount of $xx,xxx.xx. Hence, the interest bearing amount is $xxx,xxx.xx. The borrower promises to pay the P&I in the amount of $x,xxx.xx with an interest rate of x.xx% beginning from x/xx/xxxx till the maturity date of xx.

Credit Application Credit Report Missing Required State Disclosures	Field: Bankruptcy Filing Date Loan Value: 1/xx/2021 Tape Value: 2/xx/2017 |-xx-| 1428 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Unavailable   Tape Value: 11/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $45430.30   Variance: $-45430.30   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000112233445577   Variance:    Variance %:    Comment: Payment history string is 000000011111122214444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 775544332111000000000000   Variance:    Variance %:    Comment: Payment history reversed string is 444433332221100000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Application is missing.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 12/xx/2016   Tape Value: 10/xx/2016   Variance: 50 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 4153 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
																																																																																																								2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25018976	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$9,150.45	$7,375.97	11/xx/2023	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09-xx-2010	xx	Not Applicable	5.750%	xx	01-xx-2010	Financial Hardship	As per updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
Chain of the assignment is incomplete latest assignment as per updated from xx

There are x civil judgments

x civil Judgments in the favor of xx in the amount of $xx, recorded on x/xx/xxxx.
Civil Judgment in the favor of xx in the amount of $xx recorded on x/xx/xxxx.
Civil Judgment in the favor of xx in the amount of $xx recorded on xx/xx/xxxx.

There are x state tax liens against borrower in the favor of State of xx in the amount of $xx and $xx, recorded on xx respectively.

There are Delinquent taxes for year xxxx and xxxx in the total amount of xx.

As of x/xx/xxxx, the borrower is x month delinquent with the loan. The last payment was received on x/xx/xxxx in the amount of P&I $xxxx.xx. The next due date is x/xx/xxxx The UPB reflects in the payment history is $xxxxxx.xx	Collections Comments:Loan is in collection and the borrower has been x months delinquent with the loan. The next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of P&I $xxxx.xx.
According to the PACER, the borrower, xx  had filed bankruptcy under chapter- xx with the case#xx.
The bankruptcy case has been dismissed on xx.
As per servicing comment dated x/xx/xxxx, the property was damaged due to wind on xx. The loss claim was filed in the amount of xx and insurance check (#xx was received on xx in the amount of xx.

Update comment:
The current status of the loan is active bankruptcy.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with case#xx. As per servicing comment dated xx/xx/xxxx, the POC was filed by the creditor on xx. Further details were not found.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
As per the seller’s tape data, the subject property is owner occupied.

Foreclosure Comments:The foreclosure was initiated in xxxx by filing the complaint on x/xx/xxxx.  Foreclosure judgment was entered on x/xx/xxxx and the sale was scheduled for x/xx/xxxx. Later, the foreclosure was put on hold due to bankruptcy filed by borrower under case#xx-xxxxx.
Bankruptcy Comments:According to the PACER, the borrower  Kenneth Wayne Addison Sr   had filed bankruptcy under chapter- xx with the case#xx-xxxxx on xx/xx/xxxx
POC was filed on xx/xx/xxxx in the amount as $xxxxxx.xx and arrearage $xxxxx.xx.
Bankruptcy has been dismissed on xx/xx/xxxx. As per trustees final report dated x/xx/xxxx, the debtor paid subject claim in the amount of xx,xxx.xx and arrearage in the amount of $xx,xxx.xx to creditor, BSI Financial Services, Inc.

Update comment:
As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with case#xx-xxxxx on xx/xx/xxxx. As per servicing comment dated xx/xx/xxxx, the POC was filed by the creditor on xx/xx/xxxx for the secured claim amount of $xxx,xxx.xx and the amount of arrearage is $x,xxx.xx. Further details were not found.

This loan modification agreement was made between the borrower and the lender xx/xx/xxxx. This modification is for temporary period of xx months. After which, the borrower will pay as per the terms of original note. As per modified terms, the new principal balance is $xxxxxx.xx. The borrower promises to pay the loan beginning from xx/xx/xxxx to x/x/xxxx. The interest rate till x/x/xxxx was x.xx%.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Bankruptcy Arrearage Amount Loan Value: xx Comment: as per poc Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: xx  Tape Value: xx  Variance: -30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: as per current legal status bankrupcty is dimissed   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: not applicable   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $0.00   Tape Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 306   Variance: 54   Variance %: 17.64705%   Comment: as per note   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 1   Tape Value: 0   Variance: 1   Variance %:    Comment: as per payment   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111224321011100000000   Tape Value: 9999999393C3336333636C36   Variance:    Variance %:    Comment: as per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000001110123422111111 Tape Value: 63C6363333333C3939999999 Variance: Variance %: Comment: as per payment history Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from loan files."	* Application Missing (Lvl 2) "Final Application is missing from loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending document is missing from loan files."
* Missing Appraisal (Lvl 2)     "appraisal report is missing from loan files."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Recession is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,900.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25050516	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,087.18	12/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.101%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	614	777	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2009 12:00:00 AM	xx	Not Applicable	5.000%	xx	7/xx/2009 12:00:00 AM	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently assignment is with ‘xx’. The latest assignment of mortgage should be with xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The county taxes for xxxx have been paid off in the amount of $x,xxx.xx.
No delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
Fay Servicing Comments
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.
The comment dated xx/xx/xxxx shows that subject property is occupied by owner and no visible damages have been found.
No evidences have been found regarding bankruptcy case.
The comments does not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
The comment dated x/xx/xxxx shows that reason for default is curtailment of income.
The foreclosure proceedings were initiated on the loan by referring to Attorney on xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.

As per BPO report (located- xx) dated x/xx/xxxx, subject property is occupied by owner and no estimated repairs have been found.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring to Attorney on xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The loan was modified on xx with the step amortization with the new principal balance of $xxx,xxx.xx and the new interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xx% beginning from xx and the new maturity date is xx.	Affiliated Business Disclosure ARM Rider Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 532 |-xx-xx-172 |-xx-| -32.33082% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 First Name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: FRA   Variance:    Variance %:    Comment: Borrower #2 Last Name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower Last Name is xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure? is Yes.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: LOan Documentation Type is No Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 532   Variance: -172   Variance %: -32.33082%   Comment: Loan Original Maturity Term Months 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000001000101007654321005   Variance:    Variance %:    Comment: Payment History String is 0000000001212045444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 500123456000101000100000   Variance:    Variance %:    Comment: Payment History String Reversed is 4444444540212100000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 65.451% Tape Value: 1762.500% Variance: -1697.049% Variance %: -1697.04900% Comment: Post-Close DTI per 1003 is Unavailable. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is signed by all the borrower's as the California is a dry State."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file however, values added from initial 1003 (loxx)."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State and following state disclosures are missing from the loan file.

1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer RecommendationDisclosure
6. Anti-Tying Disclosure"
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM rider is not attached with recorded mortgage."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, settlement date is xx which is after the note date xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25220941	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$669.06	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.700%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx.

The chain of assignment is not completed as the subject mortgage is currently assigned to xx”.

No active lien or judgment found pending against borrower.

Annual combined taxes for the year xxxx have been paid in full in the amount of $xxx.xx on xx/xx/xxxx.

Annual combined taxes for the year xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.

No delinquent taxes have been found for the prior year.
The review of updated payment history as of x/xx/xxxx shows that the borrower is x month delinquent with the loan. Next due date for the payment is x/xx/xxxx. The last payment (P&I) was received on xx. The current UPB as per seller tape data provided is $xx,xxx.xx.	Collections Comments:The subject loan is currently in bankruptcy.

The review of updated payment history as of x/xx/xxxx shows the borrower is x month delinquent with the loan. Next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on xx. The current UPB as per seller tape data provided is $xx,xxx.xx.

No foreclosure record has been found.

The RFD as per the servicing comment dated x/xx/xxxx is excessive obligation.

As per the BPO report dated x/xx/xxxx located at “xxxxxxx_BPO_Valuations_xxxxxxxx_xxxxxxxxx”, the property is owner occupied with axxge condition. No damage has been observed to the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER the borrower “xx Brown” had filed the bankruptcy under chapter xx with the case# xx-xxxxx on x/xx/xxxx. The plan was later confirmed on xx/xx/xxxx. The POC was filed on x/xx/xxxx in the claim amount of $xx,xxx.xx with arrearage in the amount of $x,xxx.xx. The schedule D of voluntary petition shows secured claim is in the amount of $xx,xxx with the supporting value of collateral is $xx,xxx, so the unsecured amount is $x,xxx. The date of last filing was xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is Moderate due to the loan is failing for: TILA APR Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Loan Data: 0.000% Comparison Data: 9.243% Variance: -9.243%
The annual percentage rate (APR) is 9.243%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Disclosure of Additional Fees"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25233641	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$898.92	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	27.979%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	4.375%	xx	01-xx-2019	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx.
There is a junior mortgage active in the favor of MERS as nominee for xx.
County 1st half taxes for the year of xxxx have been paid on xx in the amount of xx.
County 2nd half taxes for the year of xxxx have been paid on xx in the amount of xx.
County 3rd half taxes for the year of xxxx are due on xx in the amount of xx.
County 4th half taxes for the year of xxxx are due on xx in the amount of xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated x/xx/xxxx, the reason for default was Curtailment of income.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the unknown and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrower xx had filed for bankruptcy under Chapter-xx with xx on xx and the plan was confirmed on xx/xx/xxxx. The POC was filed by the creditor xx. on xx/xx/xxxx with the POC amount of xx and the amount of arrearage is $xx,xxx.xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxxx.xx for the period of xx months under Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. However, the unsecured portion is xx. No comment has been found indicating a cram-down. As per notice of mortgage payment change new total payment is $xxxx.xx effective from xx/xx/xxxx. The loan is in active bankruptcy.

The modification agreement was made between the lender xx. The new principal balance as per mod is xx. The first payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. The modified P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%.
The lender has agreed to forgive the principal in the amount of $xx,xxx.xx and the interest bearing amount is xx.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: amortized term months are 360. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2019   Tape Value: 4/xx/2019   Variance: 37 (Days)   Variance %:    Comment: The mod doc date is 06/xx/2019.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1305 (Days)   Variance %:    Comment: Last payment received date is 7/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: MAturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.87500%   Tape Value: 5.88000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: The stated rate is 5.875%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 332111122111110000033333   Variance:    Variance %:    Comment: The PH string is 332211110101010101222222   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 333330000111111221121233 Variance: Variance %: Comment: The PH string reversed is 22211010101010111222333 Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Cash out purchase (Lvl 2) "As per HUD-1, this is a primary purchase; however, the borrower is receiving cash out in the amount of $194.32."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to:

TILA APR Test: Result FAIL Loan data 0.000% Comparison data 3.587% Variance -3.587%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result FAIL Loan data 0.000% Comparison data 3.587% Variance -3.587%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 3.587%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1 settlement date is xx which is not aligned with the original note date xx."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25353454	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$940.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.990%	366	366	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	632	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	6.500%	xx	01-xx-2019	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on x/xx/xxxx with the lender xx. in the amount of $xx, which was recorded on x/xx/xxxx Instrument# | Book/Page# xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx. which was recorded on x/xx/xxxx.  However, this should be with xx.
No active liens and judgments have been found against the borrower and the property.
Annual County taxes for the year of xxxx are due on x/xx/xxxx in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
According to servicing comment dated x/xx/xxxx, borrower income is impacted by Covid-xx. Borrower stated that he wanted to apply for assistance. However, no further details have been found.
As per comment dated x/xx/xxxx, reason for default is loss of income due to Covid-xx.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx, The new modified principal balance as per modification is in the amount of $xx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx xx. The maturity date as per modification is xx. This loan was modified once.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Note Notice of Servicing Transfer Right of Rescission	Field: Current Occupancy Loan Value:xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xxTape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   xx Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Note is missing or unexecuted (Lvl 3) "The copy of note is missing from the loan file. The loan was modified with fixed amortization on xx and modification agreement is located at xx.	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to:

TILA APR Test: Result FAIL Loan Data xx Comparison Data xx Variance -xx
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result FAIL Loan Dataxx Comparison Data xx Variance -xx
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx. The disclosed APR of xx is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25405015	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,805.46	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.400%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	No	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2014	xx	xx	4.750%	xx	10/xx/2014	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the mortgage is with xx
Senior mortgage was originated on x/xx/xxxx and which was recorded on xx
Active liens and judgments against the borrower:
There is an active DOJ lien against the subject property which was recorded on xx with the xx
1st installment of County tax for the year xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
2nd installment of County tax for the year xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
Annual utilities tax for the year xxxx is due in the amount of $xxx.xx on x/xx/xxxx.
According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for xx months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx excluding the deferred balance of $xx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for xx months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx excluding the deferred balance of $xx,xxx.xx.
The reason for default is unavailable.
As per the comment dated xx the subject property is occupied by the owner. No damage or repairs have been found.

Update :-
No change.
Foreclosure Comments:According to comment dated xx the foreclosure was initiated on the subject property in xx The file was referred to attorney on xx The foreclosure file was placed on hold due to the borrower had filed Bankruptcy under xx.
Bankruptcy Comments:Borrower xx had filed Bankruptcy under xx. Plan has been confirmed on xx POC was filed on xx states the amount of secured claim is xx with arrearage amount of xx The chapter xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. The schedule D of Voluntary Petition does not show any unsecured amount. The date of last filing is xx Currently the loan is in active Bankruptcy.	The loan modification agreement was made on xx/x/xxxx between the borrower “x” and lender “x”. The borrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from xx/x/xxxx, till the maturity date of x/x/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx. The deferred balance is $xx,xxx.xx and Interest bearing amount is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 565 |-xx-xx-205 |-xx-| -36.28318% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 2/xx/2019   Variance: 1767 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $540000.00   Tape Value: $486000.00   Variance: $54000.00   Variance %: 11.11111%   Comment: Original appraised value is $540,000.00   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000044444444444444444   Tape Value: 33333333333333333333F333   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444440000000   Tape Value: 333F33333333333333333333   Variance:    Variance %:    Comment: Reversed payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: 12/xx/2018 Variance: Variance %: Comment: S&C filing date is unavailable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
Prepayment Term Test: FAIL 36Months 0Months 36Months
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25472575	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,164.26	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	486	Unavailable	26.931%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2017	xx	xx	9.000%	xx	07/xx/2017	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed; currently the assignment is with xx.
There is a Memorandum of Judgment against the borrower in the favor xx
1st and 2nd installment of County taxes for the year of xxxx are paid on xx/xx/xxxx and xx/xx/xxxx in the combined amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per comment history, the loan is in bankruptcy- delinquent.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per comment history, the foreclosure was initiated but the further details are unavailable. As per comments dated xx the foreclosure judgment was entered on xx and sale was scheduled on xx However, the foreclosure was put on hold due to borrower filed bankruptcy on xx under xx. No further details have been found.
As per comments dated xx the borrower filed bankruptcy on xx under xx. The POC filed by creditor on xx and the plan was confirmed on xx
As per comments dated xx the reason for default is unemployment.
As per comments dated xx the Moratorium FEMA Disaster was declared on xx for xx Storms. However, no damage and repairs have been found in the latest servicing comments.
The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Update:-
As per the tape data, the current status of the loan is bankruptcy current.
As per the comment dated xx the POC arrearage have been paid in full and same comment shows next post petition due date xx According to the comment dated xx there was prior bankruptcy filed by the borrower under xx which was dismissed.
Foreclosure Comments:As per comment history and updated title report, the foreclosure was initiated but the further details are unavailable. As per updated title report, the lis pendens filed on xx As per comments dated xx the foreclosure judgment was entered on xx and sale was scheduled on xx However, the foreclosure was put on hold due to borrower filed bankruptcy on xx under xx No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy xx. The POC was filed on xx with the claim amount of xx and the arrearage amount is xx The Chapter xx plan was confirmed on xx The debtor shall pay to the trustee the sum of $x,xxx.xx for xx to xx months and $x,xxx.xx for xx to xx months under Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx

Update:-

As per the comment dated xx the POC arrearage have been paid in full and same comment shows next post petition due date xx According to the comment dated xx there was prior bankruptcy filed by the borrower under xx which was dismissed.	This modification agreement was made on xx/xx/xxxx between the borrower and the lender. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. The maturity date as per modification is xx/xx/xxxx. The lender deferred the amount of $xx,xxx.xx from the new principal balance. As per the Principal reduction, the agreement is located at: “xx#x”, the deferred principal balance of $xx,xxx.xx is eligible for forgiveness. If the borrower will make regular payment during the first three years from the date xx/xx/xxxx, then the whole deferred amount will be referred to as the forgiven amount. The new interest-bearing amount is in the amount of $xx,xxx.xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 240 |-xx-| 120 |-xx-| 50.00000% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 12/xx/2023   Tape Value: 11/xx/2020   Variance: 1125 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $60090.51   Tape Value: $90135.77   Variance: $-30045.26   Variance %: -33.33333%   Comment: The borrower makes only 1 year of regular payment. Hence, the 1/3rd amount of the deferred balance was qualified for the forgives and 2/3rd amount for deferred. Hence, the new forgiven amount is in the amount of $30,045.26.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -41 (Days)   Variance %:    Comment: As per modification agreement, the last modified on 05/xx/2017. However, the tape data reflects on 07/xx/2017.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 10/xx/2018   Variance: 1893 (Days)   Variance %:    Comment: Last Payment Receivee Date is 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 452   Variance: -92   Variance %: -20.35398%   Comment: Loan Originak Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000012344444444   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment History String is 4444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444443210000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment History String Reversed is 4444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD-1, the purpose of the transaction is Cash Out. However, the tape data reflects Refinance.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 2/xx/2018 Tape Value: 1/xx/2018 Variance: 54 (Days) Variance %: Comment: S&C Filing Date is Unavailable. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data $200,471.20, Comparison Data $201,098.17, Variance -$626.97
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $201,098.17. The disclosed finance charge of $200,471.20 is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $200,471.20, Comparison Data $201,098.17, Variance -$626.97
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $201,098.17. The disclosed finance charge of $200,471.20 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Credit Score for borrower is less than 500 (Lvl 2)     "Credit score for borrower is less than 500."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "Right of Rescission disclosure is not hand dated by the borrower."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per note date is 09/xx/1999 and HUD-1 settlement date is 09/xx/1999. However, the settlement date is different from note date."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25538894	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$559.75	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	14.850%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	580	603	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	4.500%	xx	01-xx-2017	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage is recorded on xx.
The chain of assignment has not been complete as the current assignee is xx.
There is junior mortgage recorded on xx in the amount of $xx in the favor of xx.
There is Civil Judgment recorded on xx/xx/xxxx in the amount of $xx in the favor of xx
There is IRS Lien recorded on xx in the amount of $xx in the favor of xx
County annual taxes for the year of xxxx have been due in the amount of $xxx.xx on x/xx/xxxx.	According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for xx months with the loan. The last payment was received on x/xx/xxxx, the payment was applied to x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per the collection comments the loan is in active bankruptcy. According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for xx months with the loan. The last payment was received on x/xx/xxxx, the payment was applied to x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Update comment:
The current status of the loan is bankruptcy current.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the seller’s tape data, the borrower filed for bankruptcy under Chapter xx with xx As per servicing comment dated xx/xx/xxxx, the post-petition due date was xx/xx/xxxx. Further details not found.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per the seller’s tape data, the subject property is owner occupied.

Foreclosure Comments:Foreclosure has been referred to attorney on xx as per the comment date xx/xx/xxxx. Notice of sale was issued on xx .Borrower filed chapter xx bankruptcy on xx with the case # xx and the case was dismissed on xx. Borrower had filed bankruptcy under chapter xx on xx.
Bankruptcy Comments:The Borrower xx had filed bankruptcy under chapter xx on xx and the plan has been confirmed on xx.The POC has been filed on xx with the secured claim amount of xx. The deadline date to file POC was xx. Schedule-D in Voluntary petition shows xx as unsecured portion out of the claim amount xx. No comments indicating a cram down.

Update comment:
As per the seller’s tape data, the borrower filed for bankruptcy under Chapter xx with case#xx. As per servicing comment dated xx/xx/xxxx, the post-petition due date was xx. Further details not found.	The loan modification agreement has been made on xx/xx/xxxx between xx.
The new principal amount is $xxxxx.xx to be paid at the rate of interest of x.x% and P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoxxble per Payment History   Loan Value: $0.00   Tape Value: xx Comment: N/A   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: xx  Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value:xx Comment: N/A   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001000000000000000000   Tape Value: SRQPONMMMLPONMLKJIHGFEDC   Variance:    Variance %:    Comment: The payment history string is 4444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000100000   Tape Value: CDEFGHIJKNMNOPLMMMNQPQRS   Variance:    Variance %:    Comment: The payment history string is 4444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xx  Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History   Loan Value: xx  Comment: N/A   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xx Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the TILA finance charge test.
This loan failed the prepayment penalty term test.
This loan failed the seller-paid points and fees exception test.
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years.

This loan failed the seller-paid points and fees exception test.
 This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) isxx is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA finance charge test.
The finance charge is $138,474.58. The disclosed finance charge of $137,955.60 is not considered accurate because it is understated by more than $100."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing in the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25624617	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,191.25	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	36.601%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	xx	2.000%	xx	01-xx-2012	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender MERS as nominee for xx.

The chain of assignment has been completed. The current assignment of mortgage is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower/subject property.

The city 1st and 2nd installment taxes for the year xxxx have been paid in the amount of xx on xx and xx on xx The city 3rd and 4th installment taxes for the year xxxx are due in the amount of xx on xx and xx on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of xx. The loan was modified on xx/xx/xxxx. The collection comment dated xx/xx/xxxx states the reason for default is reduction in income. The collection dated xx/xx/xxxx, the borrower stated that income has been dropped dramatically due to Covid-xx and can barely afford mortgage. The servicer offered x months forbearance plan starting from xx/xx/xxxx to xx/xx/xxxx. As per forbearance letter located at xx, the forbearance plan has been extended to xx/xx/xxxx. No further proceedings found. The collection comment dated xx/xx/xxxx states the subject property had some repairs due to wind damage. The collection comment xx states loss draft amount of xx has been approved to release which was payable to borrower and contractor.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx on xx with the new modified unpaid principal balance is xx The amount of $x,xxx.xx from the new principal balance is deferred and an interest bearing principal balance is $xxx,xxx.xx. The borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx%. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. The modification agreement has x steps of interest rate from x.xxx% to x.xxx%.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L Require MI? is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 7/xx/2020   Variance: 1261 (Days)   Variance %:    Comment: Last payment received date is "10/xx/2020".   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization type is "Step".   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: Loan Original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.37500%   Tape Value: 7.38000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original Stated Rate is "7.375%".   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001001111   Tape Value: 333322211111121000000111   Variance:    Variance %:    Comment: Payment History String is "3213442211111112200000111".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 111100100000000000000000 Tape Value: 111000000121111112233333 Variance: Variance %: Comment: Payment History String Reversed is "1110000022111111122443123". Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "An Initial Escrow Account disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25736009	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$13,280.80	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.740%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	2.000%	xx	01-xx-2016	Financial Hardship	As per updated title report as of xx the subject mortgage is on first lien position. Subject mortgage was originated on xx in the amount of xx Chain of assignment is complete as the current assignee is xx. There is a junior IRS lien in the amount of xx in favor of xx which was recorded on xx There are six junior State tax liens in the total amount of xx all in favor of xx which were recorded on different dates. Annual tax is xx	Payment history as of xx/xx/xxxx shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property. No evidence of damage or repair on subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx As per MOD borrower has agreed to pay the interest bearing amount of xx with fixed interest rate of x.xxx % and P&I of $x,xxx.xx. First payment was started from xx and the maturity date is xx	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000100000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 6143 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase HOEPA Test Failed (Lvl 3) "The CE risk indicator is critical as this loan is failing HOEPA Higher-Priced Mortgage Loan Document Type Test and HOEPA Higher-Priced Mortgage Loan Test. Loan Data: 5.739%, Comparison Data: 4.770%, Variance: +0.969%. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. This loan failed the HOEPA higher-priced mortgage loan document type test. The loan is a higher-priced mortgage loan and the document type is "No Documentation"."
* ComplianceEase Risk Indicator is "Critical" (Lvl 3)     "The CE risk indicator is critical as this loan is failing HOEPA Higher-Priced Mortgage Loan Document Type Test and HOEPA Higher-Priced Mortgage Loan Test."
* Lost Note Affidavit (Lvl 3) "Lost Note affidavit signed on xx has been found in the file which is located at “xx	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for the documentation type test. The loan's document type is "No Documentation," "No Asset Verification," "No Asset or Income Verification," "No Income Verification," or "Reduced," or the document type is not provided."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Critical	Fail	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25789388	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,272.62	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.240%	540	540	xx	xx	Not Applicable	HELOC	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	Not Applicable	5.140%	xx	01-xx-2014	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with the borrower xx and lender xx which was recorded on xx The chain of assignment is incomplete as the assignment of mortgage is currently with the “xx” instead of “xx.
There is an active senior mortgage in the amount of xx which was recorded on xx in favour of xx
No active lien and judgment has been found on the updated title report.
Annual combined tax for the year of xxxx has been paid on xx in the amount of xx
Annual combined tax for the year of xxxx is due on xx in the amount of xx

Update:-
As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the borrower xx and lender xx which was recorded on xx.
There is a prior mortgage against the subject property in the amount of xx with the lender xx which was originated on xx and recorded on xx
The county taxes for the year xxxx are paid in the amount of xx
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.	Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Loan Modification agreement was made between borrower and lender on xx The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which was began on xx The new modified principle balance is in the amount of xx and the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on x/x/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which was began on x/x/xxxx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is x/x/xxxx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is ROE Active ? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 12.24000% Tape Value: 5.14000% Variance: 7.10000% Variance %: 7.10000% Comment: Original Stated Rate is 12.240%. Tape Source: Initial Tape Type:	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC Disclosure, Disbursement Sheet are missing from loan file."	* Application Missing (Lvl 2) "Application is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26206753	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,319.39	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.990%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	600	Not Applicable	44.691%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2014 12:00:00 AM	xx	Not Applicable	4.000%	xx	01-xx-2014	Financial Hardship	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated on xx in the amount of xx with xx and it was recorded on xx as Instr# xx The chain of assignment is incomplete as the subject mortgage is currently assigned to “xx" instead of “xx”. No active lien or judgment found pending against borrower. RE Tax Status: First half combined taxes for xxxx have been paid off in the amount of xx on xx Second half combined taxes for xxxx are due on xx in the amount of xx. No delinquent taxes have been found for the prior year.	The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for x month and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per tape data is in the amount of $xxx,xxx.xx & the deferred balance is $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in collection. The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for x month and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per tape data is in the amount of $xxx,xxx.xx & the deferred balance is $xxx,xxx.xx. Original note reflects the P&I is $x,xxx.xx with the rate of interest x.xxxxx %. Payment history shows current P&I is $x,xxx.xx with the interest rate x.xxx %. This shows interest rate remains constant but the P&I is decreased. As per seller tape, the loan was modified on the effective date of xx. However; the borrower is making payment as per the ARM change notice located at “xx”. No foreclosure proceedings have been found. No bankruptcy filing has been found. The RFD as per comment dated x/xx/xxxx is curtailment of income. As per BPO report dated xx located at “xx”, the property is owner occupied. No damages & estimated repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx with new principal balance of $xxx,xxx.xx. The borrower promises to pay the new P&I in the amount of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx. However, as per the payment history the borrower's latest transactions are as per the" ARM change notice located at “xx”.

Affiliated Business Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - 6 month Fannie Mae |-xx-| |-xx-| Comment: As per note ARM index type is LIBOR-6 month WSJ. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is Collections,< 60Days.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $102616.50   Tape Value: $103419.59   Variance: $-803.09   Variance %: -0.77653%   Comment: Deferred principal (modification) per payment history is $102,616.50.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure proceedings have been found.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is fixed   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction per HUD-1 is refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in District of xx State. The following required state disclosures are missing from the loan file. 1. DC Insurance Notice 2. Domestic Partner Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26232464	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	53.339%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/xx/2020	xx	Not Applicable	2.000%	xx	04/xx/2020	Financial Hardship	As per updated title report dated xx/xx/xxxx the subject mortgage was originated on xx
The Chain of the assignment is completed and the latest assignment as per updated title is from xx to xx
There is city municipal on subject property which is in the amount of $xx which is in the favor of xx
The payment history dated xx/xx/xxxx shows that the borrower is Performing and next payment due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date on x/xx/xxxx. The current UPB is in the amount of $xx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx.
Collections Comments:Borrower is x month delinquent with the loan.
The last payment was received on x/xx/xxxx in the amount of P&I $xxx.xx which was applied on xx
The next due date is xx The UPB reflects in the payment history is $xxxxxx.xx
According to the PACER, the borrowers xx
The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx
Bankruptcy is discharged on xx and terminated on xx
As per updated title report dated xx   the subject mortgage was originated on xx the lender and borrowers recorded on xx

Chain of the assignment is completed and latest assignment as per updated title is from xx
There is city municipal on subject property which is in the amount of xx
This loan modification agreement was made between the borrower and the lender on xx

As per modified term, the new principal balance is xx
 The borrower promises to pay the loan beginning from xx up to Maturity xx which steps up in x starting with x.xx% and ending with x.xx%

The first step starts from xx xx months in the amount of $xxx.xx with modified interest rate of x.xxx%

The second step starts from xx for xx months in the amount of $xxx.xx with interest rate of x.xxx%

The third step starts from xx for xx months in the amount of $xxx.xx with interest rate of x.xx%

The fourth step starts from xx for xx months in the amount of $xxx.xx with interest rate of x.xxx%.

The fifth step starts from xx for xx months in the amount of $xxx.xx with interest rate of x.xx %.

The fifth step starts from xx for xxx months in the amount of $xxx.xx with interest rate of x.xxx %.

This loan modification hasn’t contain any balloon provision
No Comments found regarding current condition of subject property or any damages and repairs however currently subject property is occupied by third party

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under chapter- xx
The schedule D of Voluntary Petition dated xx shows that the amount of claim without xx
Bankruptcy is discharged on xx and terminated on xx
This loan modification agreement was made between the borrower and the lender on x/x/xxxx
As per modified term, the new principal balance is $xxxxx.xx
 The borrower promises to pay the loan that began from x/x/xxxx up to Maturity x/x/xxxx which steps up in x starting with x.xx% and ending with x.xx%
The first step starts from x/x/xxxx for xx months in the amount of $xxx.xx with modified interest rate of x.xxx%
The second step starts from x/x/xxxx for xx months in the amount of $xxx.xx with interest rate of x.xxx%
The third step starts from x/x/xxxx for xx months in the amount of $xxx.xx with interest rate of x.xx%
The fourth step starts from x/x/xxxx for xx months in the amount of $xxx.xx with interest rate of x.xxx%.
The fifth step starts from x/x/xxxx for xx months in the amount of $xxx.xx with interest rate of x.xx %.
The fifth step starts from x/x/xxxx for xxx months in the amount of $xxx.xx with interest rate of x.xxx %.
This loan modification does not contain any balloon provision.
Affiliated Business Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy is Yes Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 7/xx/2020   Tape Value: 6/xx/2020   Variance: 15 (Days)   Variance %:    Comment: FB plan start date is 7/xx/2020   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation type is 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: not applicable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 596   Variance: -236   Variance %: -39.59731%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 3/xx/2020   Tape Value: 4/xx/2025   Variance: -1857 (Days)   Variance %:    Comment: Mod step 1 date is 3/xx/2020   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 Rate is 2.000%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 3/xx/2025   Tape Value: 4/xx/2026   Variance: -396 (Days)   Variance %:    Comment: Mod step 2 date is 3/xx/2025   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 3/xx/2026   Tape Value: 4/xx/2027   Variance: -396 (Days)   Variance %:    Comment: Mod step 3 date is 3/xx/2026   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 5.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod steep 3 is 4.000%   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 3/xx/2027   Tape Value: 4/xx/2028   Variance: -397 (Days)   Variance %:    Comment: Mod step 4 date is 3/xx/2027   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 5.000%   Tape Value: 6.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 4 rate is 5.000%   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 3/xx/2028   Tape Value: 4/xx/2029   Variance: -396 (Days)   Variance %:    Comment: Mod step 5 date is 3/xx/2028   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 6.000%   Tape Value: 7.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 5 rate is 6.000%   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment: Occupaancy at Originations is Investor   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000011111111   Tape Value: 111117654322210665543212   Variance:    Variance %:    Comment: As per payment history string   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111110000000000000000   Tape Value: 212345566212223456711111   Variance:    Variance %:    Comment: As per payment history string   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing transfer missing from loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26291889	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$451.98	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.358%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is a senior mortgage in the amount of xx.
There is a judgment against the borrower in the favor of xx.
The annual combined taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower has been currently delinquent for xx months and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx %. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
Collections Comments:The loan is currently in payment plan and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. The title was ordered. The first legal was completed on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the borrower was offered a x months trails payment plan beginning from x/xx/xxxx in the amount of $xxx.xx. The trail payment was accepted and the x payments were made. The modification was sent and the borrower stated that the notary would not sign the mod because of estate name for borrowerx. The notary refused to sign without borrower’s x name on mod. Further proceedings are awaiting. As pre the comment dated x/xx/xxxx, the RFD is illness of the borrower. No evidence of damage or repair to the subject property was found. No comments have been found stating the borrower’s income has been impacted by COVID-xx.
As per the comment dated x/xx/xxxx, the property is owner occupied.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx. As per comment dated xx/xx/xxxx, the borrower was offered a x months trails payment plan beginning from x/xx/xxxx in the amount of $xxx.xx.  The foreclosure was put on hold for trial mod.
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx% and a maturity date of xx/xx/xxxx. The P&I as per payment history is the $xxx.xx and rate of interest is x.xxx %, however, there is a different in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on x/xx/xxxx.The borrower is making payment as per modified terms." However, Modification agreement is missing in the file
Credit Application Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 308 |-xx-xx-68 |-xx-| -22.07792% Comment: As per note the loan original maturity months are 240. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan doesn't have balloon provision.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per comment dated 08/xx/2020, the reason for default is borrower death. As per comment dated 03/xx/2020, the 3 months TPP to begin on 05/xx/2020 with TPP amount 359.07. The modification effective date is on 8/xx/2020 with UPB of $58,370.00 with rate 0.0365 for 600 term amortization; 480 maturity and the P&I $211.78; PITI 359.07. The first and second TPP was received on 05/xx/2020. The third TPP was received on 06/xx/2020.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated in the loan by referring to attorney on xx. As per comment dated 12/xx/2019, the first legal action was completed on 12/xx/2019. As per comment dated 08/xx/2020, the foreclosure was put on hold for trial mod.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $874.88   Variance: $-874.88   Variance %: -100.00000%   Comment: Mod is mising from the loan file.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 6/xx/2014   Variance:    Variance %:    Comment: Modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx   Variance: 137 (Days)   Variance %:    Comment: The foreclosure was initiated in the loan by referring to attorney on xx. As per comment dated 12/xx/2019, the first legal action was completed onxx. As per comment dated 08/xx/2020, the foreclosure was put on hold for trial mod.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan is fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 268   Variance: -28   Variance %: -10.44776%   Comment: As per note the loan original maturity months are 240.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999987654321000000000   Variance:    Variance %:    Comment: The payment history string is 444444444444440000004444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000323456789999999   Variance:    Variance %:    Comment: The payment history reversed string is 444400000044444444444444.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Variance: 181 (Days)   Variance %:    Comment: The foreclosure was initiated in the loan by referring to attorney on xx. As per comment dated 12/xx/2019, the first legal action was completed on xx. As per comment dated 08/xx/2020, the foreclosure was put on hold for trial mod.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Variance: 166 (Days)   Variance %:    Comment: The foreclosure was initiated in the loan by referring to attorney on xx. As per comment dated 12/xx/2019, the first legal action was completed on xx, the foreclosure was put on hold for trial mod.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: stated maturity date is unavailable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 is missing in the loan file ."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.

1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26392192	xx	xx	xx		561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,662.34	12/xx/2023	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	491	482	22.738%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2014	xx	Not Applicable	4.625%	xx	06/xx/2014	Financial Hardship
According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx
No active judgments or liens have been found against the borrower and property.
All prior years of taxes have been paid.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
As per comment dated xx the reason for default is Excessive obligation, curtailment of income.
The loan was modified on xx
As per comment dated xx the foreclosure was initiated and referred to an attorney on xx As per comment dated xx the complaint was filed on xx As per comment dated xx the judgment was entered on xx As per comment dated xx the sale has been scheduled for xx However, the borrower xx had filed bankruptcy under xx and foreclosure was put on hold. As per comment dated xx the sale has been scheduled for xx The sale was postponed on xx The sale date has been changed from xx. As per comment dated xx due to covid-xx the sale date was changed to xx Again, the sale was postponed to xx. The sale has been scheduled multiple times and postponed. The sale has been scheduled for xx Again, the sale has been cancelled due to active bankruptcy.
The borrower xx had filed bankruptcy under xx. The plan was confirmed on xx  The date of last filing is xx The POC was filed by xx on xx with the secured claim amount of xx and the arrearage is xx As per the Schedule-D of voluntary petition dated xx the amount of claim is xx and the value of collateral is xx Hence, the unsecured portion is xx
As per comment dated xx the subject property is owner-occupied.

Update:-
According to the servicing comments, the loan is in bankruptcy.
As per the seller’s tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx.
As per the comment dated xx the borrower received the insurance claim check and a copy of the adjuster report. No comments have been found regarding the damages, DOL, estimate amount to repair the damages, or completion of the repairs.
Unable to determine the current occupancy of the subject property.
Foreclosure Comments:As per comment dated xx the foreclosure was initiated and referred to an attorney on xx As per comment dated xx the complaint was filed on xx As per comment dated xx the judgment was entered on xx As per comment dated xx the sale has been scheduled for xx However, the borrower xx had filed bankruptcy under xx and foreclosure was put on hold. As per comment dated xx the sale has been scheduled for xx The sale was postponed on xx The sale date has been changed from xx As per comment dated xx due to covid-xx the sale date was changed to xx Again, the sale was postponed to xx The sale has been scheduled multiple times and postponed. The sale has been scheduled for xx Again, the sale has been cancelled due to active bankruptcy.
Bankruptcy Comments:
The borrower xx had filed bankruptcy under xx. The plan was confirmed on xx  The date of last filing is xx The POC was filed by xx on xx with the secured claim amount of xx and the arrearage is xx As per the Schedule-D of voluntary petition dated xx the amount of claim is xx and the value of collateral is xx Hence, the unsecured portion is xx As per chapter-xx plan dated xx the plan was provided for arrears which is total in the amount of xx The Objection to chapter-xx plan was filed on xx due to arrears amount not considered as per POC. As per amended chapter-xx plan dated xx the arrears included in the amount of xx The date of last filing is xx
The loan modification agreement was made between x and lender x on x/x/xxxx. The new modified principal balance is $xxx,xxx.xx. The borrower promises to pay the P&I in the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. There is no deferred and forgiven amount.	Affiliated Business Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 607 |-xx-xx-247 |-xx-| -40.69192% Comment: Amorization term months (CE, S&P) is 360 Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 12/xx/2023   Tape Value: 11/xx/2020   Variance: 1125 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2014   Tape Value: 6/xx/2014   Variance: -25 (Days)   Variance %:    Comment: Doc date of last modification is 5/xx/2014   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 8/xx/2019   Variance: 1609 (Days)   Variance %:    Comment: Last peyment received date is 10/xx/2020   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $225000.00   Tape Value: $218900.00   Variance: $6100.00   Variance %: 2.78666%   Comment: Original appraised value is $225,000.00   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.62500%   Tape Value: 4.62500%   Variance: 1.00000%   Variance %: 1.00000%   Comment: Original stated rate is 5.62500%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001000000000010110000   Tape Value: 333333333333333333333321   Variance:    Variance %:    Comment: Payment history string is 123444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000011010000000000100000   Tape Value: 123333333333333333333333   Variance:    Variance %:    Comment: Payment history string reveresd is 444444444444444444444321   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 4/xx/2019 Tape Value: 3/xx/2019 Variance: 37 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is "Moderate” " TILA APR Test:: FAIL Loan Data 0.000%, Comparison Data 6.058%, Variance -6.058%" and " GSE (Fannie Mae public guidelines) Seller Paid Points and Fees Exception Test: FAIL ""
* ComplianceEase TILA Test Failed (Lvl 2)     "“This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 6.058%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. And this loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller- paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees."""
* Credit Score for borrower is less than 500 (Lvl 2)     "Credit score for borrower is less than 500."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per Note, note date is 09/xx/2003.However, final HUD-1 shows the settlement date is 10/xx/2003."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26500221	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$445.68	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	39.877%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
There is a junior mortgage open against the property in the favor of xx.
No active judgments or liens have been found.
Annual county taxes of xxxx have been paid in the amount of $xxx.xx.	The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.

Collections Comments:Currently, the loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
At the time of origination borrower was working as Correctional Officer at “xx” from x years xx months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The executed copy of Intent to proceed disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing the alert that the 2nd lien disclosures are not indicating that the 2nd lien was a 30 Year I/O Balloon product. The borrower has signed a certification that she has always been aware of this product detail."
* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan file since the LTV/CLTV of the loan is exceeded 100%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The co-borrower’s base & overtime incomes were calculated incorrectly at origination as $5,802.66 and $158.50 respectively; however, the corrected incomes are $5,284.00 and $156.66 respectively. Due to this, the borrower’s DTI is increased from 36.87% to 39.877%.

																																																																																																								The borrower's was qualified from his base and commission Incomes from provided WVOE (xx 270) dated 11/xx/2019. The borrower's YTD is supporting to prior years W2 income but current base income is higher than the current YTD and no LOX are available for the reason for decreasing current YTD. Hence, it is considered the borrower's lowest axxge Income ($5,284.00) for qualification. The borrower's Overtime income is decreasing in trending for last 2 years. Hence, it is considered the lowest axxge income ($156.66) for qualification. SOL expired, downgraded to LVL2."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26521969	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,421.18	12/xx/2023	Unavailable	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.240%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2020 12:00:00 AM	xx	Not Applicable	2.250%	xx	8/xx/2020 12:00:00 AM	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.

There are two civil judgments open against the borrower; first one in the amount of $xx which was recorded on xx in favor of xx. and second one is in the amount of $xx which was recorded on xx in favor of xx.

xxxx Town 3rd taxes have been due in the amount of $xx and due date on xx/xx/xxxx.

No prior years delinquent taxes have been found pending.	The Payment History dated as of x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date x/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan currently is in performing. Provided payment history as of x/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
The loan modification agreement was made between borrower xx and current servicer and agent xx. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on x/xx/xxxx till the maturity date of x/xx/xxxx.
 The Payment History dated as of x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date x/xx/xxxx. The current P&I is $xxx.xx and rate of interest is x.xxx%. The current unpaid principal balance is in the amount of xx.
As per collection dated xx/xx/xxxx, the foreclosure file was referred to an attorney on xx/xx/xxxx. Collection comment dated x/xx/xxxx foreclosure was put on hold due to the loss mitigation. No further information has been found regarding the foreclosure.

As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.
Foreclosure Comments:As per collection dated xx/xx/xxxx, the foreclosure file was referred to an attorney on xx/xx/xxxx. Collection comment dated x/xx/xxxx foreclosure was put on hold due to the loss mitigation. No further information has been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower x and current servicer and agent xx. on x/xx/xxxx with a new principal balance of xx with fixed rate of x.xxx %. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on x/xx/xxxx till the maturity date of x/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
HUD-1 Closing Statement
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Currently in foreclosure is yes Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 1/xx/2004   Tape Value: 1/xx/2004   Variance: -5 (Days)   Variance %:    Comment: First payment date is 1/xx/2004   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is not applicable   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: 12/xx/2003   Variance:    Variance %:    Comment: Original appraisal date is not applicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $220000.00   Variance:    Variance %:    Comment: Original appraised value is unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 58.000%   Variance:    Variance %:    Comment: Orignal standard LTV (OLTV) is not applicable   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1567.05   Tape Value: $1474.44   Variance: $92.61   Variance %: 6.28102%   Comment: Original stated P&I is $1567.05   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.24000%   Tape Value: 7.99000%   Variance: 0.25000%   Variance %: 0.25000%   Comment: Original stated rate is 8.24000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000999999999   Variance:    Variance %:    Comment: Payment history string is 004444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999909000   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444400   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2060 Tape Value: 12/xx/2033 Variance: 9709 (Days) Variance %: Comment: Stated Maturity date is 7/xx/2020 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 is missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood Certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26592401	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$8,280.24	12/xx/2023	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.315%	480	480	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	15.785%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated xx. The chain of assignment has not been completed as the mortgage is currently with xx.

There is IRS Lien against the borrower which was recorded xx.

There is one HOA Lien against the subject property xx. The subject property is located in xx State. There is risk that property can be getting foreclosed due to above unpaid lien. This can be cured if above unpaid lien paid in full with unpaid interest and late charges.

There is one active side walk lien against the subject property xx. The subject property is located in xx State. There is risk that property can be getting foreclosed due to above unpaid lien. This can be cured if above unpaid lien paid in full with unpaid interest and late charges.

The annual Combined Taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

As per available pay history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payment regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per available pay history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payment regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.
The borrower has been making his monthly payments as per ARM Notice.

The comment dated x/xx/xxxx states that file was referred to attorney on xx. As per comment dated x/xx/xxxx the sale was scheduled on xx and bid was approved on xx. Motion to Dismiss FC was filed on xx and it was granted on xx. The comment dated xx/xx/xxxx states that the sale was canceled due to reinstatement.

As per PACER report no bankruptcy filing has been found since from loan origination.
As per latest comment dated x/xx/xxxx the reason for default is curtailment of income; however, unsure whether the curtailment is due to Covid-xx or not. No further details have been found.

The property is owner occupied and no visible damages were reported.
Foreclosure Comments:The comment dated x/xx/xxxx states that file was referred to attorney on xx. As per comment dated x/xx/xxxx the sale was scheduled on xx and bid was approved on xx. Motion to Dismiss FC was filed on xx and it was granted onxxx. The comment dated xx/xx/xxxx states that the sale was canceled due to reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: ARM Index Margin Percent Loan Value: 3.500% Tape Value: 350.000% |-xx-xx-346.500% |-xx-| -346.50000% Comment: Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: 3.500%   Tape Value: 350.000%   Variance: -346.500%   Variance %: -346.50000%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: latest comment dated 8/xx/2020 shows RFD as curtailment of income.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was dismissed.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   xx   Comment: Loan mod is not available and borrower has been making monthly payments with ARM change Notice.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 10.050%   Tape Value: 4.735%   Variance: 5.315%   Variance %: 5.31500%   Comment: max rate at first adjustment is 10.50%   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.500%   Tape Value: 1.815%   Variance: 1.685%   Variance %: 1.68500%   Comment: min rate adjustment is 3.50%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx Comment: original LTV is 8.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001000000   Tape Value: 010000100099999998765432   Variance:    Variance %:    Comment: as per review of latest pay history string is 01000010001234444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000100000000000000000   Tape Value: 234567899999990001000010   Variance:    Variance %:    Comment: as per review of latest pay history string reversed is 4444444444443210001000010   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 15.785% Tape Value: 3468.000% Variance: -3452.215% Variance %: -3452.21500% Comment: post close DTI per 1003 is 15.78%. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not executed by the borrower."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1 settlement date is 6/xx/2004; however, loan was originated on 5/xx/2004."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26635956	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,020.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2019 12:00:00 AM	xx	Not Applicable	5.500%	xx	01-xx-2019	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed.
No active liens or judgments found.
The current taxes due is $x,xxx.xx.
No prior years delinquent taxes have been found pending.

The payment history dated xx/xx/xxxx to xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The loan is performing.
The payment history dated xx/xx/xxxx to xx/xx/xxxx shows that the borrower is Performing and next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of $xx,xxx.xx.
According to the xx the borrower had filed for bankruptcy under chapter-xx with the xx which was not confirmed yet. According to the plan, the debtor shall pay to the trustee $x,xxx.xx for xx months. However, the case was dismissed on xx.
The loan modification agreement was made between Borrower and Lender on xx with a new principal balance of  $xx,xxx.xx with fixed rate of x.xxx%. The borrower promised to pay  monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower had filed for bankruptcy under chapter-xx with the xx which was not confirmed yet. According to the plan, the debtor shall pay to the trustee $x,xxx.xx for xx months. However, the case was dismissed on xx.
The loan modification agreement was made between Borrower and Lender on xx with a new principal balance of $xx,xxx.xx with fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 551 |-xx-xx-191 |-xx-| -34.66424% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Howse   Tape Value: HAWKINS   Variance:    Variance %:    Comment: Borrower last name is Howse   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation type is No Documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 551   Variance: -191   Variance %: -34.66424%   Comment: Loan Original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000022443223232222   Tape Value: 103221100000000000999999   Variance:    Variance %:    Comment: Payment history is 00011200000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222232322344220000000000   Tape Value: 999999000000000001132301   Variance:    Variance %:    Comment: Payment history reversed is 00000000000000000112000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refinance per application is Unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Loan Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26663690	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$18,852.66	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.350%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	47.207%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	2.000%	xx	01-xx-2016	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is Muni/City/Code lien open against the subject property in the amount of $xx held by xx.
Annual Utilities charges of xxxx are delinquent in the amount of $xx which was due on x/xx/xxxx and  good though date xx/xx/xxxx.
Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.	Collections Comments:Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx. No further information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of x/x/xxxx and a new principal balance is xx to a step modification and the rate started from x.xx% and borrower had given promise to pay P&I in the total amount of $x,xxx.xx beginning on x/x/xxxx with a new maturity date of xx. The rate changes in x steps ending at x.xxx%.	Credit Report Final Truth in Lending Discl. Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $2794.79 |-xx-| $-2794.79 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 365/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000121134334444444444444   Tape Value: 110000033333223322222223   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444433431121000   Tape Value: 322222223222333330000011   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: 36   Tape Value: 1   Variance: 35   Variance %: 3500.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: $8683.45   Variance %: 2.29720%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 486 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test and Prepayment Term Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prepayment Term Test: FAIL Loan Data  36Months   Comparison Data    12Months        Variance       24Months"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is fail. Loan data is 0.000% and comparison data is 5.127%. Hence the variance is -5.127%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "At the time of origination credit report is missing from the loan documents."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26682890	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$175.88	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.200%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	14.126%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently the assignment is with xx.
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
The combined first and second taxes for the year of xxxx have been paid in the total amount of $xx.xx.
The school annual taxes for the year of xxxx have been paid in the amount of $xx.xx.
The county annual taxes for the year of xxxx have been paid in the amount of $xx.xx.

No prior year’s delinquent taxes have been found.

As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (P&I) which was applied for x/xx/xxxx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:As per the review of collection comments, the borrower is performing with the loan. As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (P&I) which was applied for x/xx/xxxx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.
The loan was not modified since origination. The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
As per the collection comment dated x/xx/xxxx, states that the borrower have not been impacted by covid-xx pandemic. There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 30/360 |-xx-| |-xx-| Comment: As per the note document the interest calculation type 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the NY subprime home loan test.
Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.
While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met.
NY Subprime Home Loan Test: FAIL Loan Data 7.531% Comparison Data 7.060% Variance +0.471%"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
 2. NY Interest Rate Disclosure
 3. NY Hazard Insurance   Disclosure
 4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
 7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
 10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
 13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan files."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27000378	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,743.60	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.560%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx.
There are no active liens and judgments.
The 1st and 2nd half combined taxes for the year of xxxx are due in the amount of $x,xxx.xx.
As per the latest payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing and is in active bankruptcy. As per the latest payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case#xx. The debtor had filed the chapter xx plan on xx which was confirmed on xx. According to the plan, the debtor shall pay to the trustee $xxx.xx for xx months. The creditor had filed the POC on xx with secured claim amount of xx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx. The debtor had filed the chapter xx plan on xx. According to the plan, the debtor shall pay to the trustee $xxx.xx for xx months. The creditor had filed the POC on xx with secured claim amount of xx. The MFR was filed on xx and its order was granted on xx.The last day of filing is xx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate Notice of Servicing Transfer Right of Rescission	Field: Corporate Advances: Recoxxble per Payment History Loan Value: $0.00 Tape Value:xx Comment: Info updated as per doc. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999996663CCC   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCC366699999999999999999   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Comment: Info updated as per doc. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 5.560%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test. (N.J.S.A. §17:11C-74, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $25.00 to cancel the mortgage; and
9 fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
1 overnight delivery, messenger, fax, and other special delivery fees;
2 flood certification fees;
3 pest inspection or certification fees;
4 final inspection fee;
5 outside counsels' fees as permitted by N.J.S.A. §46:10A-6;
6 certified check fees;
7 credit report and appraisal update fees;
8 not more than one-year of mortgage insurance premiums;
9 survey fees;
10recording fees;
11title and title search fees, including title insurance premiums;
12taxes;
13tax service fees;
14radon test fees;
15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 5.560%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "* Any credit documents missing from file such as: Appraisal, Application/1003, TIL, ROR,MI Cert, Riders,"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27044965	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$5,212.56	06/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,745.00	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	120	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	38.758%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	xx	2.000%	xx	01-xx-2011	Financial Hardship	Review of updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. The assignment is with xx.
There is a judgment against the borrower xx.
1st & 2nd county taxes for the year xxxx have been paid in the total amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
According to a review of the payment history as of x/xx/xxxx, the borrower is delinquent for x month and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
According to a review of the payment history as of x/xx/xxxx, the borrower is delinquent for x month and the next due date for the regular payment is x/xx/xxxx.  The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
AS per collection comments review, borrower’s intention is to keep the property. No Evidence of bankruptcy and foreclosure has been found. Property is in axxge condition and no evidence of damage has been found. As per comment dated x/xx/xxxx reason for default is excessive obligation.
The loan modification agreement was made on xx/xx/xxxx between the borrower xx. The borrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, which will get periodically changed in x steps till the maturity date of xx/xx/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx. From UPB, the principal balance was deferred in the amount of $xxx,xxx.xx and Interest bearing amount is $xxx,xxx.xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/x/xxxx between the borrower xx. The borrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from xx/x/xxxx, which will get periodically changed in x steps till the maturity date of xx/x/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx. From UPB, the principal balance was deferred in the amount of $xxx,xxx.xx and Interest bearing amount is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 533 |-xx-xx-173 |-xx-| -32.45778% Comment: amortization term months are 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $211000.00   Tape Value: $212426.92   Variance: $-1426.92   Variance %: -0.67172%   Comment: Deferred principal balance is $211,000.00.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: amortization type step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 533   Variance: -173   Variance %: -32.45778%   Comment: Loan original amortization term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 1011111110012321111122MM   Tape Value: 100111112103221111122103   Variance:    Variance %:    Comment: Ph string reversed is 001101112MMMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM2211111232100111111101   Tape Value: 301221111222301211101001   Variance:    Variance %:    Comment: Ph string reversed is MMMMMMMMMMMMMMMMMM211101100.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx.
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $122000.00 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* NPL - Difference between Current balance and original balance is more than 30% (Lvl 4)	* Missing credit report (Lvl 3) "Credit report is missing in the loan file."	* Missing Required State Disclosures (Lvl 2) "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1 settlement date is 4/xx/2007 which is after the note date."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27069147	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,975.99	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	21.160%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Alert note of the updated title report dated x/xx/xxxx shows the subject mortgage was found or not recorded. The subject mortgage was originated on xx in the amount of xx Review of the updated title report dated xx shows that there is an active senior mortgage in the amount of xx which was recorded on xx in book/pg# xx in favour of xx
There is no information regarding the subject mortgage in the updated title report dated x/xx/xxxx.
No active Liens and judgments has been found against the borrower.
Annual combined tax for the year of xxxx has been paid on xx in the amount of xx update:
As per the review of the updated title report dated x/xx/xxxx.

There is a prior mortgage originated on xx in the amount of xx with xx and it was recorded on xx

No active judgments or liens found.
The annual combined taxes for xxxx are paid off in the amount of xx on xx
No prior year taxes are delinquent.
No payment history yet, first payment date is xx
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:The borrower is the xx of xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $5,139.23.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "1. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.  2. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($2,028.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi)."
* Income documentation does not meet guidelines (Lvl 3)     "QM loan approved with alternative documentation type.  The loan was approved with business bank statement income documentation, only 24 months business bank statements and a CPA letter provided in the file provided to verify the ATR.  Missing evidence of tax transcripts and AUS in the file."
																																																																																																							* Revised Loan Estimate is missing (Lvl 3) "Change of circumstance forms in the file show the loan was re-disclosed on xx however missing copy of the Loan Estimate dated xx			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27100697	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,113.12	10/xx/2023	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	32.765%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	3.250%	xx	01-xx-2016	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of the assignment has been completed. The latest assignment is with xx.
There is a Notice of Federal Tax Lien (IRS Lien) in the favor of xx.
There is a credit card judgment in the favor of xx.
The annual installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was xx.
There is an IRS lien against the borrowerxx.
There is a credit card judgment against the borrower xx.
The annual county taxes for xxxx were paid on xx/xx/xxxx.
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for xx month and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of xx.

Update:
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The current balance is xx. The current P&I is $xxx.xx. The P&I is not matching the current P&I per PH.	Collections Comments:As per the review of the servicing comments, currently, the loan is in foreclosure and the borrower has been delinquent with the loan for xx month and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is due to moratorium.
The loan modification agreement was made between xx.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated. The complaint was filed on x/xx/xxxx. The judgment was entered on x/xx/xxxx. As per the comment dated x/xx/xxxx, the sale has been scheduled for x/xx/xxxx which was canceled due to covid-xx pandemic. No further details have been found.
Bankruptcy Comments:According to the xx, the borrower filed bankruptcy under chapter- xx with xx.The last filing date is xx. The POC was filed on xx with the secured claim amount of xx and the arrearage amount is $xx,xxx.xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for xx months. The debtor was dismissed for failure to make plan payments on x/xx/xxxx and the case got terminated on xx.	This loan modification agreement was made between (borrower) xx and (Lender) xx. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from x/x/xxxx. The maturity is x/x/xxxx. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 597 |-xx-xx-237 |-xx-| -39.69849% Comment: Amoertization Term months 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bk was filed.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $30309.70   Variance: $-30309.70   Variance %: -100.00000%   Comment: Deferred Princiapl per PH is $45,646.55.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 597   Variance: -237   Variance %: -39.69849%   Comment: Laon Original Maurity term month are 360.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinancer per application is Lower rate or term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 Cash Out.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 5/xx/2018   Tape Value: 2/xx/2018   Variance: 76 (Days)   Variance %:    Comment: S&C Filing date is 5/xx/2018.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $469.51 Variance: $-469.51 Variance %: -100.00000% Comment: Suspense Balance per PH is $0.00. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27102564	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$496.75	$993.50	11/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	704	Not Applicable	49.350%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of the assignment has been completed. Currently, the mortgage is with xx. x) There is a junior mortgage in the favor of xx. which was recorded on xx in the amount of xx. The first and second installment county taxes of xxxx-xxxx are due in the amount $xxx.xx for the due date xx/xx/xxxx and x/xx/xx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx. The UPB is reflected in the amount of xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is bankruptcy. The borrower had filed bankruptcy under chapter xx with the case #xx-xxxxx on xx/xx/xxxx and the plan was confirmed on xx The debtor shall pay $xxx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx.
According to servicing comments, the foreclosure was initiated and the complaint was filed on xx The sale was scheduled for xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case xx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of xx till the due date of x/xx/xxxx.
As per servicing comments, unable to determine the reason for default.
No damage and repairs have been found.

Update:

The current status of the loan is collection.
The reason for default is not available.
The foreclosure was initiated in xxxx with the loan. As per servicing comment dated xx/xx/xxxx, the foreclosure sale was scheduled for xx/xx/xxxx. As per servicing comment dated xx the foreclosure case has been cancelled on xx due to reinstatement. Further details were not provided.
The borrower had filed bankruptcy under chapter xx with the case xx on xx As per servicing comment dated xx the bankruptcy was dismissed on xx. No more evidence is available regarding current bankruptcy xx.
No information has been found regarding the forbearance plan.
As per servicing comment dated xx/xx/xxxx, the property had flood damages and the estimated cost of repairs xx. Further details were not provided.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the complaint was filed on xx. The sale was scheduled for xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the xx.
Update:

The foreclosure was initiated in xxxx with the loan. As per servicing comment dated xx the foreclosure sale was scheduled for xx. As per servicing comment dated xx the foreclosure case has been cancelled on xx due to reinstatement. Further details were not provided.

Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case xx on xx and the plan was confirmed on xx. The debtor shall pay $xxx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx.

Update:

The borrower had filed bankruptcy under chapter xx with the case xxon xx. As per servicing comment dated xx the bankruptcy was dismissed on xx. No more evidence is available regarding current bankruptcy status.
Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: n/a Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 11/xx/2023   Tape Value: 8/xx/2019   Variance: 1574 (Days)   Variance %:    Comment: 10/xx/2020   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $238000.00   Tape Value: $235416.67   Variance: $2583.33   Variance %: 1.09734%   Comment: $238,000.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 004444444101000000001210   Tape Value: 333333333333F33333333333   Variance:    Variance %:    Comment: 4mmmmmmmmmmmmmm44444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 012100000000101444444400   Tape Value: 333333333F3F333333333333   Variance:    Variance %:    Comment: 444444444mmmmmmmmmmmmm4   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Cash out   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Cash out   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 11/xx/2018 Tape Value: 10/xx/2018 Variance: 42 (Days) Variance %: Comment: 11/xx/2018 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "According to final HUD-1, the settlement date is 11/xx/2005. However, the original Note date is 10/xx/2005."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	25500	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27106801	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,267.12	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.880%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with the lender xx which was recorded on xx
The chain of assignment has been completed. The current assignment is with xx
There are no active liens and judgments.
The annual taxes for the year of xx are due in the amount of xx
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx Schedule D of voluntary petition shows the amount of claim as xx and collateral value as xx Therefore, the unsecured portion is xx The debtor had filed the amended chapter xx plan on xx which was confirmed on xx According to the plan, the debtor shall pay to the trustee $xxx.xx per month for xx months. The creditor had filed the POC on xx with secured claim amount of xx and arrearage of xx The borrower was discharged from the case on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx Schedule D of voluntary petition shows the amount of claim as xx and collateral value as xx Therefore, the unsecured portion is xx The debtor had filed the amended chapter xx plan on xx which was confirmed on xx According to the plan, the debtor shall pay to the trustee $xxx.xx per month for xx months. The creditor had filed the POC on xx with secured claim amount of xx and arrearage of $xxx.xx. The borrower was discharged from the case on xx	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27150056	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,562.30	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.150%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	741	Not Applicable	20.869%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	xx	4.000%	xx	01-xx-2015	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx. No active judgments or liens have been found. xxxx county annual tax has been paid on x/xx/xxxx in the amount of $xxx.xx. xxxx school annual tax has been paid on x/xx/xxxx in the amount of $xxxx.xx.

Update:
The review of the updated title report dated x/xx/xxxx shows that the subject mortgage xx.
No active judgments or liens have been found against the subject borrower.
Annual county and school taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx,the borrower is currently delinquent for xx months. The last payment was receiveed date is x/xx/xxxx.The payment applied date was x/xx/xxxxand the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of xxx.

Update:
The latest payment history is missing from the loan file. According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is xx.	Collections Comments:As per collection comment , the loan is foreclosure. According to the payment history as of xx/xx/xxxx. The last payment received on x/xx/xxxx the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of xx. As per the review of servicing comments, the foreclosure was initiated. The filed was referred to attorney and complaint was filed on xx. As per comment dated x/xx/xxxx the step sale schedule on xx, however due to covid-xx the sale was on hold. As per comment dated x/xx/xxxx the foreclosure was on hold due to Loss mitigation. The property is owner occupied and in good condition. No information has been found related damage or repairs.
Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated. The filed was referred to attorney and complaint was filed on xx.As per comment dated x/xx/xxxx the step sale schedule on xx, however due to covid-xx the sale was on hold. As per comment dated x/xx/xxxx the foreclosure was on hold due to Loss mitigation.
Bankruptcy Comments:Not Applicable	This modification agreement was made between borrowers xx on x/x/xxxx. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate x.xx% beginning from x/x/xxxx with a maturity date on x/x/xxxx	1-4 Family Rider Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 568 |-xx-xx-208 |-xx-| -36.61971% Comment: Amoertization term are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $18261.34   Tape Value: $21838.56   Variance: $-3577.22   Variance %: -16.38029%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is NA.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potntial is Yes.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment: Occupancy as per Application is Invetsment.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.15000%   Tape Value: 4.00000%   Variance: 4.15000%   Variance %: 4.15000%   Comment: Original Stated Rate is 8.150%.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1154.37 Variance: $-1154.37 Variance %: -100.00000% Comment: Suspese Balancer per PH is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program disclosure is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "1-4 Rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27380322	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$408.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.770%	336	336	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08-xx-2018	xx	xx	1.125%	xx	08-xx-2018	Financial Hardship	As per the updated title received on xx/xx/xxxx the subject mortgage was originated on xx. The subject mortgage is on first lien position. The latest assignment was done on xx which was recorded on xx. The tax status is yet to follow; however, the estimated annual tax amount is $xxx. The delinquency status is not unknown, There are no liens and judgments against the borrower and subject property.	As per the review of the payment history as of x/xx/xxxx, however as the tape data as of date is x/xx/xxxx. The borrower is regular with his payments and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:The review of the collection comment as of x/xx/xxxx shows that the loan is in collection. The borrower is regular with his payments and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx. No information pertaining to bankruptcy has been found. No evidence has been found regarding the foreclosure. The loan modification agreement was made on xx/xx/xxxx. As per the collection comment dated x/xx/xxxx, the reason for default is military service. No comments regarding the subject property type and the current property condition. No damage and repairs have been found latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx. The unpaid principal balance is $xx,xxx.xx with interest rate x.xxx % which steps up in x steps ending at x.xxx %. The borrower promise to pay the monthly P&I of $xxx.xx beginning from xx/x/xxxx till the maturity date xx/x/xxxx. As per the modification the deferred balance is $xx,xxx.xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 336 Tape Value: 672 |-xx-xx-336 |-xx-| -50.00000% Comment: as per modification agreement Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $44791.55   Variance: $-44791.55   Variance %: -100.00000%   Comment: as per modification agreement   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: as per modiification agreement   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 336   Tape Value: 672   Variance: -336   Variance %: -50.00000%   Comment: as per original note   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 10/xx/2018   Tape Value: 10/xx/2023   Variance: -1826 (Days)   Variance %:    Comment: as per modification agreement   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 1.125%   Tape Value: 2.125%   Variance: -1.000%   Variance %: -1.00000%   Comment: as per modification agreement   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 10/xx/2023   Tape Value: 10/xx/2024   Variance: -366 (Days)   Variance %:    Comment: as per modification agreement   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 2.125%   Tape Value: 3.125%   Variance: -1.000%   Variance %: -1.00000%   Comment: as per modification agreement   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 10/xx/2024   Tape Value: 10/xx/2025   Variance: -365 (Days)   Variance %:    Comment: as per modification agreement   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 3.125%   Tape Value: 3.960%   Variance: -0.835%   Variance %: -0.83500%   Comment: as per modification agreement   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Comment: as per appraisal report   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000000001444   Tape Value: 005432100032100000000221   Variance:    Variance %:    Comment: as per payment history string is   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444100000000000000001000   Tape Value: 122000000101230001254500   Variance:    Variance %:    Comment: as per payment history string is   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mobile Home Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed. An appraisal report is missing from the loan file. Tax report attached with updated title report dated 9/xx/2020 located at “xx” shows that the subject property is mobile home. The final policy located at “xx” does not incorporate ALTA 7 Endorsement with it. VIN# is not provided with the legal description of subject mortgage. However, there is no evidence found of affixation affidavit."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment penalty rider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27401559	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$806.01	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.180%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	20.411%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in favor of xx and it was recorded on xx
The chain of assignment has been completed. Currently, the mortgage is with the xx
No active judgments or liens have been found.
Annual county taxes of xxxx are due on x/xx/xxxx in the amount of $xxx.xx.	The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $538.04 |-xx-| $-538.04 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 12.18000% Tape Value: 12.18480% Variance: -0.00480% Variance %: -0.00480% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed.
According to appraisal (xx) report dated xx, the subject property is manufactured house. Neither VIN# number is listed in the mortgage legal nor short form title policy at origination shows Alta7 endorsement attached with it. No affixation document has been found in the loan file. Tax report from updated title shows subject property is manufactured home and it also shows separate assessment for land and improvement. Unable to determine whether the home is affixed to the permanent foundation or not."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27607251	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,071.68	12/xx/2023	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	56.076%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	09-xx-2019	4/xx/2017 12:00:00 AM	xx	xx	2.000%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has been completed. The last assignment is with xx.
There is order on Notice of Lack of Prosecution (Credit Card Judgment (or Consumer Debt)) in favor of xx.
There is final judgment for defendant (Credit Card Judgment (or Consumer Debt)) active in favor of xx.
Annual county taxes for the year of xxxx have been paid in the amount of xx on xx No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the tape data is reflected in the amount of xx The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is in bankruptcy and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the tape data is reflected in the amount of xx. The current interest rate is x.xxx% and P&I is $xxx.xx. The loan modification agreement was made on xx/xx/xxxx.
According to Document located at xx, the foreclosure complaint was filed on xx with the xx. According to comment dated x/xx/xxxx, the contested matter has been found. According to comment dated xx/xx/xxxx, xx had filed a Motion to Dismiss. The Motion to Dismiss alleges the Certification of Possession of the Original Note does not comply with the xx. The allegations of the Motion to Dismiss are being reviewed and researched. Motion to dismiss was filed on xx to comment dated xx/xx/xxxx, the Defendant's Motion to Dismiss has been denied. According to comment dated xx/xx/xxxx, answer with affirmative defences has been filed. Affirmative Defences allege failure to complete conditions precedent, improper certificate of possession of note, and lack of standing.
According to comment dated xx the litigation action was filed on xx. The litigation was again filed on xx.
According to comment dated xx the foreclosure was put on hold due to bankruptcy filing. According to amended chapter xx plan dated xx the debtor shall pay in the amount of xx for xx months. The arrearage is to be paid through the mortgage modification agreement. The plan was confirmed on xx/xx/xxxx.
According to comment dated xx the foreclosure was put on hold due to COVID-xx.
According to comment dated xx the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to Document located at xx, the foreclosure complaint was filed on xx with the xx.
According to comment dated x/xx/xxxx, the contested matter has been found. According to comment dated xx had filed a Motion to Dismiss. The Motion to Dismiss alleges the Certification of Possession of the Original Note does not comply with the xx The allegations of the Motion to Dismiss are being reviewed and researched. Motion to dismiss was filed on xx to comment dated xx the Defendant's Motion to Dismiss has been denied. According to comment dated xx/xx/xxxx, answer with affirmative defences has been filed. Affirmative Defences allege failure to complete conditions precedent, improper certificate of possession of note, and lack of standing.
According to comment dated xx/xx/xxxx, the litigation action was filed on xx. The litigation was again filed on xx.
According to comment dated xx, the foreclosure was put on hold due to bankruptcy filing. According to comment dated xx, the foreclosure was put on hold due to COVID-xx.
Bankruptcy Comments:The borrower, xx had filed bankruptcy under chapter xx with the xx on xx. The plan was confirmed on xx According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx Hence, unsecured portion is reflected in the amount of xx
POC has been filed by the creditor, xx for the secured claim amount of xx and the amount of arrearage of xx on xx.
According to amended chapter xx plan dated xx the debtor shall pay in the amount of $xxx.xx for xx months. The arrearage to be paid through the mortgage modification agreement. The plan was confirmed on xx.	The loan modification agreement was made on xx/xx/xxxx. According to modified terms, the new principal balance is xx out of which deferred principal balance is xx and the interest bearing amount is $xxx,xxx.xx.
Borrower promises to pay P&I in the amount of $xxx.xx with the modified initial step interest rate of x.xxx% beginning from x/x/xxxx till x/x/xxxx. The loan was modified with three steps of interest rate.
The loan was modified twice since the origination.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 595 |-xx-xx-235 |-xx-| -39.49579% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is no.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2017   Tape Value: 4/xx/2017   Variance: 27 (Days)   Variance %:    Comment: Doc date of last modification is 4/xx/2017.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 11/xx/2017   Variance: 2238 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan modification type is step.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is debt consolidation.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 11/xx/2018   Tape Value: 3/xx/2018   Variance: 238 (Days)   Variance %:    Comment: S&C filing date is 11/xx/2018.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The subject property type is PUD Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27801066	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$9,240.53	05/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$2,169.92	xx	6.875%	360	360	xx	xx	xx	Conventional	Fixed	120	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	695	Not Applicable	24.906%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/xx/2020	xx	Not Applicable	4.750%	xx	08/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. The latest assignment is with xx
There is a senior mortgage in the favor of xx
1st installment of combined jurisdiction tax of xxxx/xx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
2nd installment of combined jurisdiction tax of xxxx/xx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
The annual installment of village jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is death of family member.
The loan modification agreement was made between xx
No comments have been found regarding foreclosure in the latest servicing comments.
As per the comment dated x/xx/xxxx, the subject property has been occupied by unknown party.  Recent servicing comments do not reflect any damage pertaining to the subject property. As per the comment dated x/xx/xxxx, the borrower has been impacted by covid-xx pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, xx. Case was discharged on xx/xx/xxxx. The case terminated on xx/xx/xxxx.	This loan modification agreement was made between (borrower )x and (Lender) x on x/x/xxxx.
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $x,xxx.xx beginning from x/x/xxxx. The maturity is x/x/xxxx. There is no provision for the balloon payment. Previously, the loan has been modified in the year xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: According to PACER, borrower filed bankruptcy on xx. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444321044410MMM1110000MM   Tape Value: 065554321100211110000011   Variance:    Variance %:    Comment: Payment history string is 444321044410MMM1110000MM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM0000111MMM014440123444   Tape Value: 110000011212001123455560   Variance:    Variance %:    Comment: Payment history string reversed is MM0000111MMM014440123444.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Source: Initial   Tape Type:
xx
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in New York. The following disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Co-Signer Notice Requirements
7. Default Warning Notice
8. Commitment Disclosure
9. Lock-in Disclosure
10. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27820526	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$533.24	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	28.578%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the mortgage was originated on xx with xx which was recorded on xx The chain of mortgage assignment has been completed. Currently, the mortgage is with xx. There is junior mortgage open against the property in the favor of xx in the amount of xx which was recorded on xx No active judgments or liens have been found. Annual combined taxes of xxxx have been paid in the amount of xx

Update: According to the updated title report dated x/xx/xxxx, the mortgage was originated on xx with xx, which was recorded on xx in the amount of xx
There is a junior mortgage open against the property in favor of 'xx in the amount of xx which was recorded xx.
No active judgments or liens have been found.
Annual combined taxes for xxxx are paid in the amount of xx
No prior-year delinquent taxes have been found.	As per seller tape date as of xx/xx/xxxx reveals that the loan is current. The next payment due date is xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data shows the UPB in the amount of $xx,xxx.xx.

Update: According to a review of the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The date of the last payment received is not available. The interest rate is x.xx%, and P&I is $xxx.xx. The UPB is $xx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is performing. As per seller tape date as of xx/xx/xxxx reveals that the loan is current. The next payment due date is xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data shows the UPB in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
At time of origination Borrower is working as xx at “xx” for xx years xx month.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |-xx-xx-xx |-xx-| -xx Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -1 (Days) Variance %: Comment: The Note reflects the Original Note Doc Date as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.087%) is exceeded APOR (5.600%) by 0.487%. The APR threshold is 5.600% and the subject loan is escrowed one. Qualified Mortgage Safe Harbor Threshold: FAIL Charged: 6.087% Allowed: 5.600% Over by: +0.487%"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the post-consummation cure reimbursement and Final closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx is more than 60 calendar days after the consummation date xx
* Higher-Priced Mortgage Loan test Fail (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.    Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.087%      Allowed: 5.600%     Over by: +0.487%"
* Loan does not conform to program guidelines (Lvl 3)     "Tape data States "Invalid AUS Findings -  The HFA indicator was utilized and DU does not lock the LTV/CLTV once it is removed.  The Lakeview product is not an HFA and must be run as HomeReady only.""
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx Notary's signature date on the Mortgage/Deed of Trust is xx Note date is xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27887144	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,391.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.490%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.290%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2009 12:00:00 AM	xx	Not Applicable	9.490%	xx	01-xx-2010	Financial Hardship	According to the updated title report dated xx The chain of assignment has not been completed. The last assignment is with xx There is are two Muni/City/Code Liens against the subject property in the favor of xx There is a Judgment in the favor of xx Annual city taxes for the year of xxxx have been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx. The loan was modified on xx/xx/xxxx.The borrower promises to pay the new UPB in the amount of $xx,xxx.xx with the annual interest rate of x.xxx% and the modified P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx. The loan was modified once. No foreclosure/bankruptcy activity has been found.
According to comment dated xx/xx/xxxx, the reason for default is unemployment. The comment dated xx/xx/xxxx states that borrower was unsure about she would be able to work due to pandemic. The borrower wants to know deferment options. Three months plan for the amount of $xxxx.xx has been offered to the borrower which was will end on xx/xx/xxxx. The comment dated xx/xx/xxxx states that borrower has been impacted by pandemic. The borrower wants to know additional assistance.
According to comment dated xx/xx/xxxx, the subject property had damaged due to water on xx The same dated comment states that the claim is under xx The comment dated xx states that the claim has been filed for xx Due to water damage, the sewage line has been backed up. The comment dated xx states that the loss draft check in the amount of xx has been received. No comment has been found regarding repair. Hence, it is unable to determine whether repairs have been completed or not.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx.The borrower promises to pay the new UPB in the amount of xx with the annual interest rate of xx and the modified P&I is in the amount of Xx beginning from xx. The loan was modified once.	Credit Report Initial Escrow Acct Disclosure	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |-xx-| |-xx-| Comment: Deferred balance amount is not applicable. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Comment: Loan original maturity term months is xx   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. amort potential is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx  Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: xx  Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Maturity Date Loan Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file." * Missing credit report (Lvl 2) "Credit report at the time of origination is missing from loan documents," * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower." * TIL not hand dated (Lvl 2) "TIL not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,019.14	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28197990	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	629	430	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2018	xx	Not Applicable	2.000%	xx	05/xx/2018	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx The chain of the assignment has not been completed. The latest assignment is with xx which was recorded on xx. However, the missing assignment is to xx. There is active junior mortgage against the subject property in the favor of xx. There is active hospital lien open against the borrower in the favor of xx. Annual combined taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx. No prior years delinquent taxes have been found.
Update
The review of the pro-title dated x/xx/xxxx reflects that the subject mortgage was originated on xx
There is active hospital lien open against the borrower in the favor of xx
There is one civil judgment open against the borrower in the amount of $xx with xx
Annual combined taxes for xxxx are exempt.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx. Update: The latest payment history is missing from the loan file. According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx.

Update
As per review of the payment history dated as of x/xx/xxxx, the borrower has been delinquent for x months. The last payment received is unable to be determined. The next due date, as per tape, is x/xx/xxxx. The UPB is unavailable. The latest payment history is missing from xx/xx/xxxx to xx/xx/xxxx and from x/xx/xxxx to xx/xx/xxxx. Borrower was paying based on prior mod granted x/xx/xxxx.	Collections Comments: According to the review of the servicing comments, the loan is bankruptcy. According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx. Unable to determine the reason for the default from the available servicing comments. As per the comment dated xx the property had damaged and the new claim was filed by the borrower. The property had water damaged due to the wind on xx The check was received for the amount of xx As per the comment dated xx xxx% work has been completed. As per the latest exterior BPO report dated xx located at “xx”, the subject property has been occupied by the owner with the axxge condition. No damage pertaining to the subject property has been found.

Update: The current status of the loan is active bankruptcy. The latest payment history is missing from the loan file. According to the payment history tape data as of xx the borrower is current with the loan and the next due date for the regular payment is xx The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx. The foreclosure was initiated in xx with the loan. As per servicing comment dated xx the foreclosure has been placed on hold as borrower filed for bankruptcy under chapter xx on xx The bankruptcy is still active. As per servicing comment dated xx the borrower filed for bankruptcy under xx. As per servicing comment dated, the POC was filed by the creditor on xx for the secured claim amount of xx and the amount of arrearage is xx The bankruptcy is still active. Further details not provided. No information has been found regarding the forbearance plan. Recent servicing comments do not reflect any damage pertaining to the subject property. As per servicing comment dated xx the property is owner-occupied. No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure complaint was filed on xx however, the foreclosure file was put on hold as the debtor was filed bankruptcy under xx

  Update: The foreclosure was initiated in xx with the loan. As per servicing comment dated xx the foreclosure has been placed on hold as borrower filed for bankruptcy under xx. The bankruptcy is still active.
Bankruptcy Comments:According to the PACER report, the borrower  “xx” had filed for bankruptcy under xx, and the plan was confirmed on xx The POC was filed by the creditor xx  on xx with the POC amount of xx and the amount of arrearage is xx As per the order confirming the chapter xx plan the debtor was supposed to pay to the trustee in the amount of $x,xxx.xx for the period of xx months. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx

Update: As per servicing comment dated xx the borrower filed for bankruptcy under xx. As per servicing comment dated, the POC was filed by the creditor on xx for the secured claim amount of xx and the amount of arrearage is xx The bankruptcy is still active. Further details not provided.	The step modification agreement was made on x/x/xxxx between the borrower “x” and lender “x”. The new principal balance is $xx,xxx.xx with an interest rate of x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx/xx/xxxx. The servicer agrees to forgive $x,xxx.xx. The loan has been modified once since origination.

Update: This conventional fixed rate mortgage originated on xx/xx/xxxx with a P&I of $xxx.xx, a rate of interest of x.xxx% and a maturity date of xx/xx/xxxx. The current P&I, as per latest payment history as of xx/xx/xxxx is $xxx.xx and rate of interest is x.xx%. . The current UPB is reflected on tape in the amount of $xx,xxx.xx. As per servicing comment dated xx/xx/xxxx, the loan has been modified on xx/xx/xxxx.The new modified unpaid principal balance is in the amount of $xx,xxxwith interest rate starting at x.xx % and the borrower promises to pay P & I in the amount of $xxx.xx with term xxx days.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: 164 Tape Value: 23 |-xx-| 141 |-xx-| 613.04347% Comment: Age of loan is 164. Tape Source: Initial Tape Type:
xx
xx
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Collections, >= 120 Days   Variance:    Variance %:    Comment: The current legas status per collection comments is bankruptcy delinquent.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: 9/xx/2020   Variance:    Variance %:    Comment: No forberance has been found.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360./360.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type per mod is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 5/xx/2016   Tape Value: 5/xx/2023   Variance: -2556 (Days)   Variance %:    Comment: As per the mod, the step 1 date is 5/xx/2016.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 1 rate is 2.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 5/xx/2023   Tape Value: 5/xx/2024   Variance: -366 (Days)   Variance %:    Comment: As per the mod, the step 2 date is 5/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 2 rate is 3.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 5/xx/2024   Tape Value: 5/xx/2025   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 3 date is 5/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 5.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 3 rate is 4.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 5/xx/2025   Tape Value: 5/xx/2026   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 4 date is 5/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 5.000%   Tape Value: 6.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 4 rate is 5.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 5/xx/2026   Tape Value: 5/xx/2027   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 5 date is 5/xx/2026.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 6.000%   Tape Value: 7.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 5 rate is 6.00%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: 0   Tape Value: 7   Variance: -7   Variance %: -100.00000%   Comment: Mos currently delinquent per payment history is 3.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 1551.360%   Variance:    Variance %:    Comment: Appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 1551.360%   Variance:    Variance %:    Comment: Original LTV is 1,551.364%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000044444444444444   Tape Value: 767000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444440000000000   Tape Value: 000000000000000000070767   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
xx
xx
Field: Stated Maturity Date Loan Value: 4/xx/2058 Tape Value: 7/xx/2036 Variance: 7944 (Days) Variance %: Comment: Stated maturity date per mod is 4/xx/2058. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated hud-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Credit Score for borrower is less than 500 (Lvl 2)     "Credit score for borrower is less than 500."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA fixed loan; however, the MI certificate is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed to the land. An Appraisal Report at the origination is missing from the loan file; however, as per the tape data the subject property type is Manufactured Home shows the type of subject property as a manufactured home. The VIN# is available in the legal description of the recorded mortgage with serial#/VIN#GAFL535AB91180-5C11. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached to the final title policy."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,495.32	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28211692	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,875.96	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.860%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	586	Not Applicable	19.498%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	xx	2.000%	xx	01-xx-2011	Financial Hardship	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated xx.
The chain of assignment is incomplete. The loan is currently the assignment with xx.
There are two state Tax lien with the same plaintiff  xx. The supportive doc# shows SSN# which is match with the borrower’s SSN#.
First half of the year of xxxx county taxes have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
Second half of the year of xxxx county taxes have been paid off in the amount of $x,xxx.xx on x/xx/xxxx.
No any prior year taxes are delinquent as per updated title report.
The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for x month and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The UPB as of the date is mentioned in the updated payment history is in the amount of $xxx,xxx.xx, deferred balance is n the amount of $xx,xxx.xx & accrued interest is in the amount of $xx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in collections.
 The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for x month and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The UPB as of the date is mentioned in the updated payment history is in the amount of $xxx,xxx.xx, deferred balance is in the amount of $xx,xxx.xx & accrued interest is in the amount of $xx,xxx.xx.
 No foreclosure activity has been found.
The current bankruptcy status is case dismissed.
As per collection comment dated x/xx/xxxx, the property is owner occupied. No damage and repairs have been found in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor xx. The POC was filed on xx. Chapter xx plan filed on xx has not confirmed. Motion to extend the automatic stay was filed on xx and it was granted on xx. The debtor was dismissed on xx and the case has been fully terminated on xx.	The loan was modified with an effective date ofxx and a new principal balance is $xxx,xxx.xx to a step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on x/x/xxxx with a new maturity date of x/x/xxxx. The rate changes in x steps ending at x.xxx%. There is principal forgiven amount is given in the amount of $xx,xxx.xx. The borrower had also given the promise to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date on xx. The UPB that has been amortized is $xxx,xxx.xx as an interest bearing amount.	1-4 Family Rider Affiliated Business Disclosure ARM Rider Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 543 |-xx-xx-183 |-xx-| -33.70165% Comment: Admortization term months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK dismissed on 2010.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $55657.92   Tape Value: $118058.68   Variance: $-62400.76   Variance %: -52.85571%   Comment: Deferred principal per payment history is $55657.92   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan application is available.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 543   Variance: -183   Variance %: -33.70165%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   xx  Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Comment: Original standard LTV (OLTV) is 78.305%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000101011000000010000   Tape Value: 212120111110000000043233   Variance:    Variance %:    Comment: Payment history string is 21121211111100000001234M   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000010000000110101000000   Tape Value: 332340000000011111021212   Variance:    Variance %:    Comment: Payment history string reversed is M43210000000111111212112.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 19.498% Tape Value: 3362.000% Variance: -3342.502% Variance %: -3342.50200% Comment: Post Close DTI is per 1003 is 19.498%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file. 1. Impound Account Disclosure 2. Cosigner Notice 3. Private Mortgage Insurance Disclosure 4. Earthquake Disclosure forCondominiums 5. Hazard Insurance Disclosure 6. Insurer Recommendation Disclosure 7. CA Fair Lending Notice 8. Anti-Tying Disclosure 9. Privacy Notice 10. Notice of Right to Copy of Appraisal 11. Application for Credit-Married Persons 12. Fair Debt Collection Notice 13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM Rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date "3/xx/2006" on HUD-1 is does not match with note/closing date "3/xx/2006".""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28232445	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$6,750.84	12/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.399%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Unavailable	61.182%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2014 12:00:00 AM	xx	Not Applicable	5.875%	xx	01-xx-2014	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx
Chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx It should be with xx
There is a state tax lien in the amount of xx which was recorded on xx in the favor of xx
There are x assessments liens against the subject property first in the amount of xx which was recorded on xx in the favor of xx and the other in the amount of xx which was recorded on xx
1st and 2nd installment county taxes for the year of xxxx have been paid in the amount of xx. No prior year delinquent taxes have been found.
As per the review of payment history, the borrower has been delinquent with the loan for xx+days and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in payment plan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx.
The loan was modified on xx The reason for default is curtailment of income. As per the comment dated x/xx/xxxx, the borrower’s income was impacted by Covid. The borrower stated that she is self-employed and her employment has been affected due to covid xx, stated she does not have children to take care of due to covid xx. As per the comment dated x/xx/xxxx, there is a Fb plan starting from x/xx/xxxx till x/xx/xxxx in the amount of $xxxx.xx. No further details have been found.

Update:
Covid:
As per comment dated x/xx/xxxx, the borrower’s income was impacted by covid-xx. Further details not provided.

Modification:
As per comment dated xx the modification agreement was made on xx As per the modified term, the new principal balance is xx The borrower promises to pay $x,xxx monthly with a modified interest rate of x.xx% beginning from xx with a maturity terms of x months.

Foreclosure:
As per comment dated xx the foreclosure was cancelled on xx due to other reason. Further details not provided.
Foreclosure Comments:As per comment dated xx the foreclosure was cancelled on xx due to other reason. Further details not provided.
Bankruptcy Comments:Not Applicable	The Modification agreement was made on x/x/xxxx between the borrower xx and the lender xx The modified principal balance is $xxx,xxx.xx. The borrower promises to pay monthly P&I in the amount of $xxx.xx and interest rate of x.xxx %, beginning from x/x/xxxx. The maturity date is xx/x/xxxx. The write-off amount is $xxx.xx. The loan was modified once.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/xx/2014   Tape Value: 2/xx/2014   Variance: 17 (Days)   Variance %:    Comment: The Modification agreement was made on xx between the borrower xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 8 (Days)   Variance %:    Comment: As per note, the first payment date is xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Appraisal document is missing. Hence, appraised value is taken as per note loan amount is xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note, the loan amount is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Appraisal document is missing. Apraised value is taken as note loan amount is xx Hence, LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 8.39900% Tape Value: 5.87500% Variance: 2.52400% Variance %: 2.52400% Comment: Original rate as per note is 8.399% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL $235,425.99 $237,477.38 -$2,051.39

TILA Foreclosure Rescission Finance Charge Test: FAIL $235,425.99 $237,477.38 -$2,051.39"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test:
The finance charge is $237,477.38. The disclosed finance charge of $235,425.99 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test:
The finance charge is $237,477.38. The disclosed finance charge of $235,425.99 is not considered accurate for purposes of rescission because it is understated by more than $35."
* DTI > 60% (Lvl 2)     "As per the application, the borrower's income is $1,893.00, the front debt is $1,158.18and the back debt is $0.00.  The calculated DTI is 61.182%."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx The following required State Disclosures are missing from the loan file.

1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer Recommendation Disclosure
6. CA Fair Lending Notice
7. Anti-Tying Disclosure
8. Privacy Notice
9. Notice of Right to Copy of Appraisal
10. Application for Credit-Married Persons
11. Fair Debt Collection Notice
12. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The loan was originated on xx and the settlement statement is dated xx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28287079	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$678.00	12/xx/2023	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	43.199%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx which was recorded on xx. The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx. No active judgments or liens have been found. Annual combined taxes of xxxx have been paid in the amount of $xxx.xx.	According to seller tape data as of x/xx/xxxx, the current unpaid principal balance is in the amount of $xxx,xxx.xx. Last payment received date and next payment due date is not available. Latest payment history is not available. Payment history is missing from x/xx/xxxx to x/xx/xxxx. However, we require payments history in recent xx months after loan origination.	Collections Comments:Unable to determine the current status of loan. No details have been found regarding foreclosure, Covid and loan current status as latest collections comments are not available. Collections comments are missing from x/xx/xxxx to x/xx/xxxx. However, we require collections comments in recent xx months after loan origination. According to seller tape data as of x/xx/xxxx, the current unpaid principal balance is in the amount of $xxx,xxx.xx. Last payment received date and next payment due date is not available. Latest payment history is not available. Payment history is missing from x/xx/xxxx to x/xx/xxxx.
Foreclosure Comments:Unavailable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: E. |-xx-| |-xx-| Comment: Original Note DatedxxReflects Borrower #1 Middle Name as xx. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx  Tape Value: xx   Variance: -350 (Days)   Variance %:    Comment: Appraisal Document dated xx Reflects Original Appraisal Date as xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Comment: Appraisal Document Dated 4/xx/2019 Reflects Original Appraisal Value as $ xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: xx Comment: Total subject property PITIA (P&I $ 645.69 + Real Estate Taxes $ 127.46 + Hazard Insurance $106.50 + Flood Insurance $0.00 + MI $57.31 + HOA Dues $ 0.00) equals $ 936.96. Total verified monthly income equals $2,679.46. Housing Ratio equals 34.968%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. 2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. 3. This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.584%) is exceeded APOR (5.740%) by 0.844%. The APR threshold is 5.740% and the subject loan is escrowed one.   Qualified Mortgage Safe Harbor Threshold: FAIL    Charged: 6.584%      Allowed: 5.740%     Over by: +0.844%"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the OK HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the Oklahoma HigherPriced Mortgage Loan Article section of the full ComplianceAnalyzer report.  While the Oklahoma HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  OK HOEPA Higher-Priced Mortgage Loan Test: FAIL    Charged: 6.584%      Allowed: 5.740%     Over by: +0.84"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase of $172.70 on final PCCD dated xx. An initial LE dated 4/xx/2019 reflects the Loan Origination Fee as $114.00, however, the final PCCD dated 1/xx/2020 reflected the Loan Origination Fee as $286.70. There is a total fee increase of $172.70 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   Higher-Priced Mortgage Loan Test: FAIL   Charged: 6.584%      Allowed: 5.740%     Over by: +0.844%"
* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The borrower’s income was calculated incorrectly at origination as $3,600.00; however, the corrected Income is $3,500.00. Due to this, the borrower’s DTI is increased from 41.999% to 43.069%. The borrower's income is considered from WVOE dated 3/xx/2019. The borrower is getting income of $36,000.00 annually ($1,500.00 semi monthly per borrower's latest Paystub dated 3/xx/2019). The current year YTD is supporting to the prior years W2 and the income is in increasing trend past 2 years. Hence, considered the current year YTD income ($3,500.00) for qualification. SOL expired, downgraded to LVL2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.069% as the Borrower income was $3,500.00 and total expenses are in the amount of $1,511.96 and the loan was underwritten by AUS/LP (Locator #xx) and its recommendation is “Accept/Eligible” and DTI is showing in it as 41.99%. SOL expired, downgraded to LVL2."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28454695	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$553.21	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.170%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is with xx
There are no active liens and judgments.
The annual county taxes for the year of xxxx are due in the total amount of $xxx.xx.
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
According to the PACER, the borrower had filed for bankruptcy under xx. Schedule D of voluntary petition shows the amount of claim as xx and collateral value as xx Therefore, the unsecured portion is xx The debtor had filed the chapter xx plan on xx which was confirmed on xx The creditor had filed the first POC on xx with secured claim amount of xx and arrearage of xx The borrower get discharged from the bankruptcy on xx
Bankruptcy Comments:Debtor had filed for bankruptcy under xx.The Schedule D of voluntary petition shows the amount of claim as xx and collateral value as xx Therefore, the unsecured portion is xx The debtor had filed the chapter xx plan on xx which was confirmed on xx The creditor had filed the first POC on xx with secured claim amount of xx and arrearage of xx The borrower get discharged from the bankruptcy on xx	This is a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xx% and a maturity date of x/x/xxxx. The P&I as per payment history is the $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. The tape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Info updated as per doc. Tape Source: Initial Tape Type:
xx
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1, estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28573419	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$381.52	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.490%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	15.061%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx
Chain of assignment is complete as the current assignee is xx
No active liens and judgments have been found.
Annual tax is $xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement is missing from the loan file.
Subject loan was originated as fixed rate Note. At the time of origination the P&I was $xxx.xx and interest rate was x.xx%. But pay history as of xx/xx/xxxx shows that the borrower is making current payments with interest rate of x.xxx % and P&I of $xxx.xx. There is reduction in interest rate which shows that there could be possibility of Modification. Also tape date confirms that the loan has been modified on xx/xx/xxxx. But the Modification agreement is missing from the loan file.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: xx|-xx-| |-xx-| Comment: Latest MOD is missing Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Not Applicable   Tape Value: Fixed   Variance:    Variance %:    Comment: Latest MOD is missing   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Latest MOD is missing   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Latest MOD is missing   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Not Applicable   Tape Value: Monthly   Variance:    Variance %:    Comment: Latest MOD is missing   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000121212222   Tape Value: 000000000010000022222222   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222212121000000000000000   Tape Value: 222222220000010000000000   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: 36   Tape Value: 3   Variance: 33   Variance %: 1100.00000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: $111422.65   Variance:    Variance %:    Comment: Latest MOD is missing   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 196 Tape Value: 197 Variance: -1 Variance %: -0.50761% Comment: Latest MOD is missing Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA APR Test.
Final TIL is missing from the loan file. APR considered 0.00% to test CE."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow accounting disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28575013	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$628.17	12/xx/2023	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	53.017%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The chain of assignment is gap from xx. Currently, the mortgage is with xx.
x) There is an active credit card judgment against the borrower in the favor of xx.
The county annual taxes for the year of xxxx have been paid in the amount of xx. The city annual taxes for the year of xxxx have been paid in the amount of xx.  No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB is reflected in the amount of xx till the due date of xx/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is in collection. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB is reflected in the amount of xx till the due date of xx/xx/xxxx.
The borrower had filed bankruptcy under chapter xx with the case xx. The case was discharged on xx and terminated on xx. The debtor intended to surrender the subject property. The scheduled value of the property at the time of filing was $xx,xxx. However, as per the latest Updated title report dated xx/xx/xxxx and tax certificate records the borrower xx is still the owner of the property. xx.
According to servicing comments, the foreclosure was initiated and the complaint was filed on xx. However, the foreclosure was put on as the borrower had filed bankruptcy under chapter xx with the case #xx.
As per servicing comments, unable to determine the reason for default.
No damage and repairs have been found.

Update:
The current status of the loan is performing.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current UPB is xx.
As per the collection comment dated x/xx/xxxx, the judgment was entered. As per the comment dated x/xx/xxxx, the foreclosure sale was scheduled but the actual sale date is not provided in comment. The same comment states the sale was postponed and the foreclosure was placed on hold due to loss mitigation workout. The comment dated x/xx/xxxx shows hearing was scheduled for x/xx/xxxx on motion to reset the sale. The comment dated x/xx/xxxx and x/xx/xxxx shows the foreclosure case was dismissed due to loss mitigation.
As per the collection comment dated x/xx/xxxx, the servicer provided trial plan to the borrower for xx months from x/xx/xxxx to x/xx/xxxx. The comment dated x/xx/xxxx shows borrower has completed xx months trial plan. The modification was approved with the new UPB of xx deferred amount is $x.xx, forgiven amount is $x.xx, interest rate is x.xxx% and the current P&I is $xxx.xx. The latest comment dated x/xx/xxxx shows executed modification agreement was sent to the borrower.
No damage or repairs have been found.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the complaint was filed on x/xx/xxxx. However, the foreclosure was put on as the borrower had filed bankruptcy under chapter xx with the case #xx-xxxxx on x/xx/xxxx.

Update:
As per the collection comment dated x/xx/xxxx, the judgment was entered. As per the comment dated x/xx/xxxx, the foreclosure sale was scheduled but the actual sale date is not provided in comment. The same comment states the sale was postponed and the foreclosure was placed on hold due to loss mitigation workout. The comment dated x/xx/xxxx shows hearing was scheduled for x/xx/xxxx on motion to reset the sale. The comment dated x/xx/xxxx and x/xx/xxxx shows the foreclosure case was dismissed due to loss mitigation.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx-xxxxx on x/xx/xxxx. The case was discharged on x/xx/xxxx and terminated on x/xx/xxxx. The debtor intended to surrender the subject property. The scheduled value of the property at the time of filing was $xx,xxx. However, as per the latest Updated title report dated xx/xx/xxxx and tax certificate records the borrower, Brenda S. Ballinger is still the owner of the property. (Doc: Voluntary Petition, Pg#xx).	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: ARM Lifetime Floor Percent Loan Value: 2.250% Tape Value: 0.000% |-xx-| 2.250% |-xx-| 2.25000% Comment: 2.250%. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 10/xx/2016   Variance: 2620 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $73500.00   Tape Value: $85000.00   Variance: $-11500.00   Variance %: -13.52941%   Comment: $73,500.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000044444444444444444   Tape Value: 3333333333333333333333F3   Variance:    Variance %:    Comment: 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444440000000   Tape Value: 3F3333333333333333333333   Variance:    Variance %:    Comment: 444444444444444444444444.   Tape Source: Initial   Tape Type:
xx
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Limited Cash out   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 1/xx/2019 Tape Value: 3/xx/2018 Variance: 319 (Days) Variance %: Comment: 1/xx/2019. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kentucky state. The following state disclosures are missing from the loan file.

Fair Housing Notice
Homeownership Protection Center Disclosures
Notice of Free Choice of Agent or Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28582776	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,213.22	12/xx/2023	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	29.517%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2016 12:00:00 AM	xx	Not Applicable	4.500%	xx	01-xx-2016	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx.
The first and second instalment county taxes of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx. The foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. The loan modification agreement was made between the borrower Allen Kellum and Gloria Kellum and the lender Bank of West on x/xx/xxxx. However, the foreclosure was placed on hold. As per the comment dated x/xx/xxxx, borrower stated that he is not working and he is not able to get job since COVID-xx. The comment dated x/xx/xxxx reveals that x months forbearance plan was effective from x/xx/xxxx for the total amount of $xxxx.xx. According to the comment dated x/xx/xxxx, borrower was positive for COVID-xx but borrower is working now. The comment dated x/xx/xxxx shows that the reason for default was illness of borrower. No damage and repairs have been found. No information pertaining to bankruptcy has been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. The loan modification agreement was made between the borrower xx. However, the foreclosure was placed on hold.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx. The modified UPB is xx with an interest rate of x.x% and a P&I of $xxx.xx. The first payment started from x/x/xxxx with the maturity date of x/x/xxxx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified twice since origination. Previously, the loan was modified on xx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 306 |-xx-| 54 |-xx-| 17.64705% Comment: 360. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure found.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2016   Tape Value: 4/xx/2012   Variance: 1386 (Days)   Variance %:    Comment: 1/xx/2016.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 9/xx/2006   Tape Value: 3/xx/2016   Variance: -3469 (Days)   Variance %:    Comment: 9/xx/2006.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 306   Variance: 54   Variance %: 17.64705%   Comment: 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000012   Tape Value: CC1CCCC1111221231111212C   Variance:    Variance %:    Comment: 001212111123121110000100.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 210000000000000000000000   Tape Value: C2121111321221111CC1C1CC   Variance:    Variance %:    Comment: 001212111123121110000100.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Debt consolidation.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan modification agreement was made between the borrower Allen Kellum and Gloria Kellum and the lender Bank of West on 1/xx/2016.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $50676.85 Tape Value: $50799.08 Variance: $-122.23 Variance %: -0.24061% Comment: $50,676.85. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing at closing or prior to closing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28654752	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$8,259.66	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.125%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.628%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	5.000%	xx	01-xx-2011	Financial Hardship	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed.
There is an active senior mortgage prior to the subject Mortgage, In the favor of xx.
The 1st half combined taxes for the year of xxxx are paid in the amount of $x,xxx.xx.
2nd installment of combined tax for the year xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
1st installment of school tax for the year xxxx/xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx
2nd installment of school tax for the year xxxx is due in the amount of $x,xxx.xx on x/xx/xxxx.
Utilities annual tax for the year xxxx has been paid in the amount of $xxx.xx on x/xx/xxxx.

As per the latest payment history as of x/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.	Collections Comments:The loan is in bankruptcy. As per the latest payment history as of x/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.
The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx. The borrower promised to pay $x,xxx.xx monthly with interest rate of x.xx%. The first modified payment date is x/xx/xxxx and the maturity is x/xx/xxxx. There is no balloon payment.
The foreclosure was initiated. The file was referred to an attorney but date is not available. The complaint was onxx.However, the foreclosure was put on hold as borrower filed the bankruptcy chapter xx on xx.
According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the xx. The debtor had filed the chapter xx plan on xx. According to the plan, the debtor shall pay to the trustee $x,xxx.xx for xx months. The creditor had filed the POC on xx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney but date is not available. The complaint was on xx.However, the foreclosure was put on hold as borrower filed the bankruptcy chapter xx on xx.
Bankruptcy Comments:According to the xx the borrower had filed for bankruptcy under chapter-xx with the xx. The debtor had filed the chapter xx plan on xx. According to the plan, the debtor shall pay to the trustee $x,xxx.xx for xx months. The creditor had filed the POC on xx.	The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx. The borrower promised to pay $x,xxx.xx monthly with interest rate of x.xx%. The first modified payment date is x/x/xxxx and the maturity is x/x/xxxx. There is no balloon payment.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 517 |-xx-xx-157 |-xx-| -30.36750% Comment: Info updated as per doc. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx  Variance: 3500 (Days)   Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx   Variance: -379 (Days)   Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 526   Variance: -166   Variance %: -31.55893%   Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 35.790%   Tape Value: 4230.000%   Variance: -4194.210%   Variance %: -4194.21000%   Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 92 (Days) Variance %: Comment: Info updated as per doc. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28697078	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,470.49	12/xx/2023	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	39.919%	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	4.500%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated x/xx/xxxxx, the subject mortgage was originated on xx.
The chain of assignment has not completed. Currently, the assignment is from xx”.
No active liens or judgments have been found against the borrower/the subject property.
First installments of county taxes of the year of xxxx have been paid in the amount of $xxx.xx.
Second, third and fourth installments of county taxes for the year of xxxx have been due in the total amount of $ xxxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the foreclosure.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The streamline solicitation loan modification agreement is made between the borrower xx on xx/xx/xxxx.  As per the modified terms, the new principal balance is $ $xxx,xxx.xx. The borrower has promised to pay the in the amount of $xxxx.xx with the interest rate of x.xxx% beginning on x/xx/xxxx till new maturity date of xx/xx/xxxx.
The foreclosure initiated in xxxx and the file was referred to an attorney on xx. However, the foreclosure was put on hold due to loss mitigation.
The borrower xx had filed bankruptcy under chapter xx with the case# xx. The plan was confirmed on xx. The debtor has promised to pay in the amount of $xxxx for xx months. The POC was filed by xx for the secured claim amount is xx and arrearage amount is xx. The schedule D of Voluntary Petition filed on xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion amount is $ xx. The debtor was dismissed on xx.
As per the comment dated xx/xx/xxxx, the borrower is unemployed due to covid-xx. No further details have been found regarding covid-xx.
The subject property is owner occupied. No damage and repairs have been found.

Update

No change.
Foreclosure Comments:The foreclosure initiated in xxxx and the file was referred to an attorney on xx. However, the foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case# xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case# xx. The plan was confirmed on xx. The debtor has promised to pay in the amount of $xxxx for xx months. The POC was filed by xxfor the secured claim amount is xx and arrearage amount isxx. The schedule D of Voluntary Petition filed on xx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is $ xx. Therefore, the unsecured portion amount is xx. As per the trustee’s final report filed on xx, the borrower had paid principal amount is xx to creditor xx The debtor was dismissed on xx.	The streamline solicitation loan modification agreement is made between the borrower xx on xx/x/xxxx. As per the modified terms, the new principal balance is $ $xxx,xxx.xx. The borrower has promised to pay the in the amount of $xxxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till new maturity date of xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy was dismissed. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Comment: Loan origination maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 87656544323223456789CBCF   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.v   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: FCBC98765232232344565678   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value:xx Variance: Variance %: Comment: Property type is xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all the borrowers."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "Settlement date is xx and this settlement date is different from the note date of xx."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28753048	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$912.74	09/xx/2020	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.350%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	53.771%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/xx/2020	xx	Not Applicable	6.903%	xx	01/xx/2020	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
Chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual city taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual city taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx. The UPB is $xx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.
As per the comments, the foreclosure was initiated and the file was referred to an attorney on xx No further details have been found.  The RFD is loss of income.
 The loan was modified once since origination. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.

Foreclosure Comments:As per the comments, the foreclosure was initiated and the file was referred to an attorney on xx No further details have been found.
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx and the lender xx on xx/xx/xxxx. The UPB is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx/xx/xxxx. The maturity is xx/xx/xxxx. The lender agrees to forgive the amount of $x,xxx.xx which exceeds x% of the loan amount.	Affiliated Business Disclosure Credit Report	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the comments, the foreclosure was initiated and the file was referred to an attorney on 1/xx/2020. No further details have been found.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2020   Tape Value: 1/xx/2025   Variance: -1827 (Days)   Variance %:    Comment: As per the mod, the step 1 date is 1/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 6.903%   Tape Value: 7.903%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 1 rate is 6.903%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 1/xx/2025   Tape Value: 1/xx/2026   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 2 date is 1/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 7.903%   Tape Value: 8.667%   Variance: -0.764%   Variance %: -0.76400%   Comment: As per the mod, the step 2 rate is 7.903%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000100144444404444444   Tape Value: 000001007654321065443222   Variance:    Variance %:    Comment: As per the Payment history, the string is 0000001001444404444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444404444441001000000   Tape Value: 222344560323456700100000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 4444444044444441001000000   Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "GSE (Freddie Mac public guidelines) Prepayment Penalty Term Test: FAIL

This loan failed the prepayment penalty term test. (Fannie Mae 2006 Selling Guide, Part IV, 201.02)
The loan charges a prepayment penalty with a term exceeding 3 years."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28864323	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$886.24	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	509	Not Applicable	39.916%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	No	Not Applicable	07-xx-2015	xx	Not Applicable	2.000%	xx	01-xx-2015	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the current assignment is with xx; however, the current assignee should be xx. There is a civil judgment against the borrower in the amount of xx. There is a Notice of lien (HOA/COA lien) against the subject property in the amount of $xx which was recorded on xx. No prior year delinquent taxes have been found.	Review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on xx/xx/xxxx that was applied for the due date of xx/xx/xxxx. The next payment is due on x/xx/xxxx. The current UPB is $xx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. The debtor xx. As per chapter xx plan dated xx, the debtor shall pay $xxx.xx per month for xx months. Later, a payment increase stipulation was filed on xx according to which the plan payments and length of plan filed on xx are adjusted to $xxx.xx per month for x months followed by $xxx.xx per month for xx months. The plan was confirmed on xx. Later, the debtor had filed a motion for Moratorium requesting a x month moratorium in payments in the total amount of $xxxx.xx. The moratorium has been accepted by an order on xx/xx/xxxx. The POC was filed on xx. As per comment dated xx/xx/xxxx, the foreclosure was approved on xx/xx/xxxx. The foreclosure was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The judgment was entered on xx/xx/xxxx in the amount of $xxxxxx.xx. Later, the foreclosure was placed on hold due to bankruptcy filing on xx/xx/xxxx. The borrower is delinquent for x months. The last payment was received on xx. The next payment is due on xx. The loan was modified on xx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which was begun on x/xx/xxxx. The new modified principle balance is in the amount of xx. The new maturity date is xx. The reason for modification is financial hardship. No damages or repairs have been observed on subject property.

Update:
The loan is currently in active bankruptcy.
The reason for default is not available.
As per the tape data, and as per the servicing comment dated xx/xx/xxxx, borrower filed for bankruptcy under Chapter xx with case number xx-xxxxx on xx/xx/xxxx. As per the servicing comment dated xx/xx/xxxx, the POC was filed on xx/xx/xxxx. As per the servicing comment dated xx/xx/xxxx, the post-petition due date is xx/xx/xxxx and the bankruptcy is still active.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is tenant occupied.
No information has been found stating the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:As per comment dated xx/xx/xxxx, the foreclosure was approved on xx/xx/xxxx. The foreclosure was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The judgment was entered on xx/xx/xxxx in the amount of $xxx,xxx.xx. Later, the foreclosure was placed on hold due to bankruptcy filing on xx/xx/xxxx.
Bankruptcy Comments:The debtor Charlita Jellen Worthy had filed the bankruptcy under chapter xx with case#xx-xxxxx on xx/xx/xxxx. As per chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxx.xx per month for xx months. Later, a payment increase stipulation was filed on xx/xx/xxxx according to which the plan payments and length of plan filed on xx/xx/xxxx are adjusted to $xxx.xx per month for x months followed by $xxx.xx per month for xx months. The plan was confirmed on xx/xx/xxxx. Later, the debtor had filed a motion for Moratorium requesting a x month moratorium in payments in the total amount of $xxxx.xx. The moratorium has been accepted by an order on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with the POC amount of $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx.

Update:
As per the tape data, and as per the servicing comment dated xx/xx/xxxx, borrower filed for bankruptcy under Chapter xx with case number xx-xxxxx on xx/xx/xxxx. As per the servicing comment dated xx/xx/xxxx, the POC was filed on xx/xx/xxxx. As per the servicing comment dated xx/xx/xxxx, the post-petition due date is xx/xx/xxxx and the bankruptcy is still active.	Loan Modification agreement was made between borrower and lender on xx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which started on xx. The new modified principle balance is in the amount of xx. The new maturity date is xx. The reason for modification is financial hardship.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 564 |-xx-xx-204 |-xx-| -36.17021% Comment: Amortization Term Months is 360. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -55 (Days)   Variance %:    Comment: Doc Date of Last Modification is 4/xx/2015.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:xx  Variance: 30 (Days)   Variance %:    Comment: First Payment Date is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 564   Variance: -204   Variance %: -36.17021%   Comment: Loan Original Maturity term Months is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Mod Step Indicator is Yes.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $659.10   Tape Value: $0.00   Variance: $659.10   Variance %:    Comment: Original P&I is $659.10.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: MMMMMMMMMMMM999999999999   Variance:    Variance %:    Comment: Payment History String is 444432144444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999MMMMMMMMMMMM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28942843	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,612.28	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.880%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	6.880%	xx	01-xx-2013	Financial Hardship	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was xx
The chain of assignment has not been completed.  The latest assignment is with ‘xx”.
There is one senior mortgage was originated on xx
There is Credit card Judgment in amount $xx in recorded on xx/xx/xxxx in favor of xx
No prior year delinquent taxes are found.
The combined taxes for xxxx are paid off in the amount of $x,xxx.xx.	The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx and deferred balance is $x,xxx.xx.	Collections Comments:Comments:

Loan_Comments_xxxxxxx.txt

According to servicing comments the loan is currently in delinquent under bankruptcy.

The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx and deferred balance is $x,xxx.xx.
According to PACER, the debtor “Christopher D O’Connor Sr. and Peggy S. O’Connor” had filed bankruptcy under chapter-xx with case#xx-xxxxx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.  The POC was filed on xx/xx/xxxx by creditor with secured claim amount of $xxx,xxx.xx and the arrearage of $xx,xxx.xx. According to the chapter xx plan debtor will pay to the U.S. Trustee the sum of $xxx.xx for xx months & $xxx.xx for xx months and $x,xxx.xx per month for xx to xx months. Currently loan is in active bankruptcy case.
The comments does not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
No visible damages have been found in available collection comments.
The comment dated x/xx/xxxx shows that subject property is occupied by owner and borrower’s intention is to keep property. The comment dated xx/xx/xxxx shows that reason for default is illness of borrower.
No evidences have been found regarding foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, the debtor “Christopher D O’Connor Sr. and Peggy S. O’Connor” had filed bankruptcy under chapter-xx with case#xx-xxxxx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx by creditor with secured claim amount of $xxx,xxx.xx and the arrearage of $xx,xxx.xx. According to the chapter xx plan debtor will pay to the U.S. Trustee the sum of $xxx.xx for xx months & $xxx.xx for xx months and $x,xxx.xx per month for xx to xx months. Currently loan is in active bankruptcy case.	The loan modification agreement was made between x (borrowers) and x on xx/xx/xxxx with the new modified unpaid principal balance is $xxx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with interest rate x.xxx% and the modified P&I was $x,xxx.xx. There is Deferral amount $x,xxx.xx. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	Field: Doc Date of Last Modification Loan Value: 9/xx/2013 Tape Value: 9/xx/2016 |-xx-xx-1123 (Days) |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 60.375%   Tape Value: 44.728%   Variance: 15.647%   Variance %: 15.64700%   Comment: Appraisal is missing from loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 60.375%   Tape Value: 44.728%   Variance: 15.647%   Variance %: 15.64700%   Comment: Appraisal is missing from loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000110010001011022   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment History String 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 220110100010011000000000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: Payment History String Reversed 444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MD State and required disclosure Affidavit of Consideration is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29066033	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$591.22	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.590%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	20.841%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	Not Applicable	7.590%	xx	01-xx-2012	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx for the amount of xx which was recorded on xx.
The chain of assignment has not been completed. Currently, the assignment is from xxwhich was recorded on xx/xx/xxxx. However, the correct assignment should be with the “xx”.
No active liens and judgments have been found.
County annual taxes for the year of xxxx have been due in the amount of $xxx.xx which was due on xx/xx/xxxx.
No prior year delinquent taxes have been found
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is unemployment.
The loan was modified on xx between the borrowerxx and the lender xx. As per the modified terms, the new principal balance is $xx,xxx.xx and the less principal in the amount of $xxx,xxx.xx which has been forgiven. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx till new maturity date of xx.
The borrower did not file bankruptcy yet.
No foreclosure activity has been found in the available servicing comments.
The subject property is owner occupied. No damage and repairs have been found.
No details have been found regarding covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx between the borrowerxx and the lender xx. As per the modified terms, the new principal balance is $xx,xxx.xx and the less principal in the amount of $xxx,xxx.xx which has been forgiven. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx till new maturity date of xx.	Affiliated Business Disclosure Credit Report	Field: Original Standard LTV (OLTV) Loan Value:xx Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000001000000   Tape Value: 000001011211021111111014   Variance:    Variance %:    Comment: Payment history string is MMM11111121021110000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000100000000000000000   Tape Value: 410111111020112110100000   Variance:    Variance %:    Comment: Payment history string is MMM11111121021110000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 20.841% Tape Value: 3384.000% Variance: -3363.159% Variance %: -3363.15900% Comment: DTI is 20.841% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The Settlement date is xx which is different from the note date xx."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29070430	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,219.30	03/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.821%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.993%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/xx/2014	xx	xx	2.000%	xx	08/xx/2014	Financial Hardship	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on x/xx/xxxx with the lender xx
The chain of assignment has not been completed. The current assignment is with xx
There are x civil judgments against the borrower recorded on different dates with different plaintiffs in the total amount of $xx,xxx.xx.
The 1st and 2nd half county taxes for the year of xxxx/xxxx are due in the amount of $x,xxx.x.
The utility taxes for the year of xxxx are delinquent in the amount of $xxx.xx.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in collections. As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The loan modification agreement was made between Lender xx. As per the modified term, the new principal balance is $xxx,xxx.xx and the deferred balance is $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx % beginning from x/xx/xxxx. The maturity date is x/xx/xxxx. The modification does not have a Balloon provision. The modification is taken further into x steps. This loan was modified twice. As per comment dated xx/xx/xxxx, the reason for default is unemployment of borrower due to covid xx. As per comment dated xx/xx/xxxx, the property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between Lender x and Borrower x on x/x/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx and the deferred balance is $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx % beginning from x/x/xxxx. The maturity date is x/x/xxxx. The modification does not have a Balloon provision. The modification is taken further into x steps. This loan was modified twice.	Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 588 |-xx-xx-228 |-xx-| -38.77551% Comment: As per note the amortized terms are 360 months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The note doesn't have balloon provision.   Tape Source: Initial   Tape Type:
xx
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per comment dated 05/xx/2020, the reason for default is excessive obligation due to covid 19.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 590   Variance: -230   Variance %: -38.98305%   Comment: As per note the original maturity terms are 360 months.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 8/xx/2014   Tape Value: 7/xx/2020   Variance: -2161 (Days)   Variance %:    Comment: As per modification the 21mod step date is 08/xx/2014.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 4.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: As per modification the 1 mod step is 2.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 8/xx/2019   Tape Value: 7/xx/2021   Variance: -700 (Days)   Variance %:    Comment: As per modification the 2 mod step date is 08/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.125%   Variance: -1.125%   Variance %: -1.12500%   Comment: As per modification the 2 mod step is 3.000%.   Tape Source: Initial   Tape Type:
Field: xx
Field: Payment History String   Loan Value: 444443220123412234440100   Tape Value: 654322110432126543210110   Variance:    Variance %:    Comment: The payment history string is 444443220123412234440100.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001044432214321022344444   Tape Value: 011012345121234011243456   Variance:    Variance %:    Comment: The payment history reversed string is 001044432214321022344444.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 31.993%   Tape Value: 4344.000%   Variance: -4312.007%   Variance %: -4312.00700%   Comment: As per application post close DTI is 31.993%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: As per application the purpose of refinance is cash out - other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per HUD-1 the purpose of transaction is cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
 Loan data 36 Months, Comparison data 0 Months, Variance 36 Months
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29156113	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,245.49	12/xx/2023	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2018 12:00:00 AM	xx	xx	4.250%	xx	01-xx-2018	Financial Hardship	The review of the pro-title dated xx. There was a notice of lien for unpaid special assessment charges against the subject property in the favor of xx. Amended of lien was found located at “xx; however, the release of lien found located at“xx” reveals that the lien recorded in official records xx of the public records of xx has been released. There is a junior mortgage against the subject property in the favor of xx Annual county taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx. No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in the foreclosure. According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx. As per the latest comment dated xx/xx/xxxx, the reason for the default of the borrower is unemployment. No comments related to COVID-xx have been found. As per the comment dated xx/xx/xxxx, the servicer offered three months of TPP which started from xx/xx/xxxx to xx/xx/xxxx in the amount of $x,xxx.xx. No further details have been found. As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.
Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in xx The foreclosure file was referred to an attorney on xx however, as per the comment dated xx the foreclosure file was put on hold as the servicer offered three months of TPP which started from xx/xx/xxxx to xx/xx/xxxx in the amount of $x,xxx.xx. No further details have been found.
Bankruptcy Comments:According to the PACER report, the borrower  xx. The Schedule-D in Voluntary petition shows xx. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx The case was discharged on xx

The Loan modification agreement was made on xx, between the borrower xx.”. The borrower promises to make a monthly payment of $xxx.xx with the rate of interest x.xxx%, beginning from xx till the maturity date of xx The new principal balance stated in the Modification is in the amount of xx The servicer deferred the amount of xx from the new modified principal balance. Hence, the interest-bearing amount is xx The loan has been modified thrice since origination.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bk filed and it was discharged.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the latest comment dated xx the reason for the default of the borrower is unemployment. No comments related to COVID-19 have been found.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 633   Variance: -273   Variance %: -43.12796%   Comment: As per the note, the loan matuirty term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE failed due to the TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is 6.533%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. TILA APR Test: FAIL Loan Data 0.000% Comparison Data 6.533% Variance -6.533%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Florida state. The following require state disclosures are missing from the loan file. 1. Anti-Coercion Notice. 2. Title Insurance Disclosure. 3. Radon Gas Disclosure. 4. Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29161923	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$14,730.09	12/xx/2023	xx	No	Servicer Delay Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	6.227%	xx	01-xx-2017	Financial Hardship	The Updated title report dated xx/xx/xxxx shows that the mortgage xx. The chain of assignment is completed as the subject mortgage is currently assigned to xx.
There is junior mortgage active found in the amount of $xx in favor of xx. it was originated on xx.
There are four civil judgments active against the borrower. The first is in the amount of $xx in favor of xx. The two of them are in the amount of $xx in favor of xx. The fourth judgment is in the amount of $xx in favor of xx.
The annual installments of county taxes for the year xxxx have been paid in the amount of $xx,xxx.xx. The current ownership is vested in the name of xx.
Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for more than x months and the next due for regular payment is xx/xx/xxxx. The last regular payment (PITI) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of xx.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default as per comment history dated x/xx/xxxx is excessive obligation. The property has been occupied by the owner himself. No damage or repair to the property has been found.
The foreclosure process was initiated and it was referred to attorney on x/xx/xxxx. The complaint was filed on x/xx/xxxx with the case# xxxxxxx. The sale was scheduled on xx but the sale was not done because borrower had filed bankruptcy on xx and it is still in active bankruptcy. The debtor had filed Bankruptcy under chapter-xx onxx. This plan was confirmed on xx.
According to comment history dated x/xx/xxxx, the foreclosure process was currently kept on hold due to servicer delay.

Foreclosure Comments:The foreclosure process was initiated and it was referred to attorney on xx. The complaint was filed on xx. The sale was scheduled on x/xx/xxxx but the sale was not done because borrower had filed bankruptcy on xx and it is still in active bankruptcy.
According to comment history dated x/xx/xxxx, the foreclosure process was currently kept on hold due to servicer delay.

Bankruptcy Comments:The debtor had filed Bankruptcy under chapter-xx on xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx
According to the debtor's amended chapte-xx plan which was filed on xx, This plan was confirmed on xx.
The POC was filed on xx with the secured claim of xx with an arrearage of $xx,xxx.xx.	The loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Credit Application Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 607 |-xx-xx-247 |-xx-| -40.69192% Comment: Amortization term months are 360 Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Current legal status is bankruptcy-delinquent   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: Not Applicable   Tape Value: 9/xx/2017   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: 9/xx/2017   Variance:    Variance %:    Comment: First rate change date is not applicable   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. amort potential is not applicable   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 9/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.25000%   Tape Value: 6.22700%   Variance: 4.02300%   Variance %: 4.02300%   Comment: The original rate is 10.25%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: 1003 is missing.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose is Cash out as per HUD-1   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 6/xx/2019   Tape Value: 2/xx/2019   Variance: 120 (Days)   Variance %:    Comment: The complaint filing date is 6/xx/2019   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $229.04 Variance: $-229.04 Variance %: -100.00000% Comment: Suspense balance is $0.00 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29209093	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	719	Not Applicable	44.900%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	3.000%	xx	01-xx-2018	Financial Hardship	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is with xx
There are no active liens and judgments.
The xxxx annual taxes for the year of xxxx are paid in the amount of $x,xxx.xx.
As per the latest payment history as of x/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.	Collections Comments:The loan is in collections. As per the latest payment history as of x/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.
The step loan modification agreement was made on xx/xx/xxxx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx with deferred principal of $xx,xxx.xx and interest bearing of $xxx,xxx.xx. The borrower promised to pay $x,xxx.xx monthly with staring interest rate of x.xx%. The first modified payment date is x/xx/xxxx and the maturity is x/xx/xxxx. There is no balloon payment.
The comment dated x/xx/xxxx shows that the borrower’s income has been impacted by Covid-xx. No further details have been found.

Update:
The current status of the loan is performing.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
As per comment dated xx/xx/xxxx, the subject property is owner occupied.
No evidence has been found regarding damage.
No evidence has been found regarding bankruptcy.
As per comment dated x/xx/xxxx, the servicer provided TPP plan to the borrower which is started from xx/xx/xxxx till xx/xx/xxxx. Further details not provided.
Foreclosure Comments:The comment dated x/xx/xxxx, states cancel the FC as the loan was reinstated. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-x with the case#xx on xx. Schedule D of voluntary petition shows the amount of claim as xx and collateral value as xx. Therefore, the unsecured portion is xx. The borrower was discharged from bankruptcy on xx.	The step loan modification agreement was made on xx/x/xxxx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx with deferred principal of $xx,xxx.xx and interest bearing of $xxx,xxx.xx. The borrower promised to pay $x,xxx.xx monthly with staring interest rate of x.xx%. The first modified payment date is x/x/xxxx and the maturity is x/x/xxxx. There is no balloon payment.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 613 |-xx-xx-253 |-xx-| -41.27243% Comment: Info updated as per the doc. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: 8/xx/2023   Tape Value: 6/xx/2020   Variance: 1162 (Days)   Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 549   Variance: -189   Variance %: -34.42622%   Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2017   Tape Value: 12/xx/2019   Variance: -730 (Days)   Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 12/xx/2019   Tape Value: 12/xx/2020   Variance: -366 (Days)   Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.000%   Tape Value: 5.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.000%   Tape Value: 93.280%   Variance: -13.280%   Variance %: -13.28000%   Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004444444444444444444   Tape Value: 998765432100000000000000   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444400000   Tape Value: 000000000000001234587899   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 44.606%   Tape Value: 4461.000%   Variance: -4416.394%   Variance %: -4416.39400%   Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Unavailable Tape Value: 3/xx/2020 Variance: Variance %: Comment: Info updated as per the doc. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "This is a purchase transaction. The borrower is getting cash back in the amount of $2,474.15."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "his loan failed the TILA finance charge test.
The finance charge is $410,397.82. The disclosed finance charge of $407,337.82 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 2)     "his loan failed the TILA finance charge test.
The finance charge is $410,397.82. The disclosed finance charge of $407,337.82 is not considered accurate because it is understated by more than $100."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29293714	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,588.00	11/xx/2023	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	32.408%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on x/xx/xxxx with the lender MERS as nominee for xx
The chain of assignment has been completed. Currently, the mortgage is with xx
There no active liens and judgments.
The combined annual taxes for the year of xxxx are paid in the amount of $xx,xxx.xx.
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.	Collections Comments:The loan is currently in foreclosure. As per the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified since origination.
Currently, the borrower is working as xx
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on x/xx/xxxx and the complaint was filed on x/xx/xxxx. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock Notice of Servicing Transfer	Field: First Payment Date Loan Value: 5/xx/2015 Tape Value: 10/xx/2015 |-xx-xx-153 (Days) |-xx-| Comment: NA Tape Source: Initial Tape Type:
xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 132100114322664321000322   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 223000123666223411021231   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 32.409% Tape Value: 32.410% Variance: -0.001% Variance %: -0.00100% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counseling Disclosure is missing in the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 is missing in the loan file. Hence, Points and Fees are updated from Itemization located at "xxxx" for Compliance purpose."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape data states "INSUFFICIENT RESERVES-ACCOMODATION LOAN"."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(a) or memorialized comment by the Loan Officer."
																																																																																																							* Missing Required Disclosures (Lvl 3) "List of Service Providers is missing in the loan file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Document is missing in the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29306440	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$576.25	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.

No active liens and judgments against the borrower/property.
County annual tax for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx and County annual tax for the year xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is excessive obligations.
As per the comment dated x/xx/xxxx, the borrower reported that they are not impacted by Covid-xx.
As per the BPO report located at “xx”, the subject property is occupied by the owner with axxge condition. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $4629.39 |-xx-| $-4629.39 |-xx-| -100.00000% Comment: No deferred balance as per the payment history. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per the AOT located at “xx”, the borrower had temporary modification.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 6/xx/2014   Variance:    Variance %:    Comment: As per the AOT located at “xx”, the borrower had temporary modification.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest Calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 382   Variance: -22   Variance %: -5.75916%   Comment: Loan original maturity term months 360.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: 7/xx/2014   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.00000%   Tape Value: 11.99640%   Variance: 0.00360%   Variance %: 0.00360%   Comment: Original stated rate 12.00.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000111111   Variance:    Variance %:    Comment: Payment history string as 010100100111111101122222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 111111000000000000000000   Variance:    Variance %:    Comment: Payment history string reversed as 010100100111111101122222.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction is Cash-out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -670 (Days)   Variance %:    Comment: Stated Maturity date is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 232 Tape Value: 265 Variance: -33 Variance %: -12.45283% Comment: Stated remaining months 232. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination located at “xx” shows the type of subject property as a manufactured home with serial #xx. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. However, the property inspection report dated xx located at “xx”, shows that subject property type as Mobile Home.
A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The loan exceeded the modified HMDA APR threshold.
NC RSHL Modified HMDA APR Threshold Exceeded: YES 12.140% 7.410% +4.730%
The difference between the greater of the disclosed APR and the calculated APR, and the yield on xx having comparable periods of maturity is greater than or equal to one of the following: 3% if the loan is secured by a first lien mortgage or deed of trust, or 5% if the loan is secured by a subordinate lien mortgage or deed of trust.
The loan exceeded the conventional mortgage rate APR threshold.
NC RSHL Conventional Mortgage Rate APR Threshold Exceeded: YES 12.135% 6.790% +5.345%
The difference between the greater of the disclosed APR and the calculated APR, and the conventional mortgage rate is greater than or equal to one of the following:
1.75% if the loan is secured by a first lien mortgage or deed of trust; or 3.75% if the loan is secured by a subordinate lien mortgage or deed of trust."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL xx
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29335036	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,469.86	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	545	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	4.000%	xx	01-xx-2013	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed; currently the assignment is with xx
No active judgments or liens have been found against the borrower.
Annual Combined taxes for the year of xxxx are paid on xx/xx/xxxx in the amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per comment history, the loan is in collection.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per comments dated xx/xx/xxxx located at: “xx”, the borrower’s income impacted by the covid-xx Pandemic. However, the comments dated xx/xx/xxxx, the servicer provided xx month forbearance plan to the borrower which was started from xx/xx/xxxx to xx/xx/xxxx. No further details have been found.

No foreclosure activity found in the available servicing comments.
No evidence has been found regarding the active bankruptcy in the latest servicing comments.
No damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed Bankruptcy under chapter-xx on xx. The date of the last filing the bankruptcy is xx. The case was discharged on xxx. The plan was confirmed on xx. POC was filed on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral isxx.	According to the modification, the loan was modified on xx.The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. The maturity date as per modification is xx. The interest-bearing amount is $xxx,xxx.xx. There are no deferred balances and principal forgiven amount.	Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 568 |-xx-xx-208 |-xx-| -36.61971% Comment: As per modification agreement, loan original Amortization terms are 360 months. However, the tape data reflects 568 months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is no.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The case was discharged on xx and got terminated on xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1182.08   Variance: $-1182.08   Variance %: -100.00000%   Comment: No deferred principal per payment history.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: LTV is 80.00%. Hence, the require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no foreclosure.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 5/xx/2020   Variance: 1316 (Days)   Variance %:    Comment: As per payment history, the Last payment received date is 8/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: As per modification agreement, loan original maturity terms are 360 months. However, the tape data reflects 478 months.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333322222222223332111011   Variance:    Variance %:    Comment: Payment history string is MMMMM32M2222222233311011.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 110111233222222222233333 Variance: Variance %: Comment: Payment history string reversed is 1101133322222222M23MMMMM. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is "Moderate", due to
This loan failed the first lien prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees First Lien Test: FAIL
Loan Data $382.95, Comparison Data $0.00, Variance +$382.95
This loan failed the first lien prohibited fees test. (MRS § 408.052 1.)
The loan has fees that are prohibited for this license type. No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties. This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" fields indicate otherwise."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
																																																																																																								2. Borrower's Choice of Insurer orAgent"		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29400578	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$333.42	$924.73	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.230%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	680	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is from xx

No active judgments or liens have been found against the borrower or subject property.
County annual taxes for the year of xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.
County annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on x/xx/xxxx.
County annual taxes for the year of xxxx have been delinquent in the amount of $xxx.xx onxx/xx/xxxx till good through dated xx/xx/xxxx.
According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is xx.xxx%.	Collections Comments:The loan is currently in the Performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The borrower has been making the payment as per the agreed rate reduction rider which is located on “xx”. The loan was not modified. The borrower did not file bankruptcy. The foreclosure was not initiated. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 30/360 |-xx-| |-xx-| Comment: Interest calculation type as 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000321   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 123000000000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. An appraisal report is missing from the loan file. The tape shows the subject property type as Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. The latest tax search report available in the updated title report dated 11/xx/2020 shows the subject property as Mobile Home. Also, the Final title policy does not show the any ALTA endorsement for this manufactured housing. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not. The mortgage document does not show VIN#."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 are missing from the loan files. However, the values are updated by Itemization which is located on "xx	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "This loan failed the NC rate spread home loan test.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report

NC Rate Spread Home Loan Test: FAIL

This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.

NC RSHL DTI Provided Test: FAIL
NC RSHL Documentation Type Test: FAIL

This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file. 1. Amortization Schedule Disclosure 2. Credit Property Insurance Disclosure 3. Fee Agreement 4. Priority of Security Instrument Disclosure 5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29411842	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,783.69	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	631	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is junior mortgage against subject property which is in the amount of xx, recorded on xx and originated by xx
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.	Collections Comments:Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx. No further information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The conventional fixed rate loan was originated on xx with fixed interest at the rate of x.xxx% and P&I in the amount of $x,xxx.xx however latest pay history shows current interest rate that is x.xxx% and P&I in the amount of $xxx.xx. The required copy of modification agreement is missing from the loan file.	Affiliated Business Disclosure Good Faith Estimate Mortgage Insurance Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: xx|-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 365/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 563   Variance: -203   Variance %: -36.05683%   Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1247.17   Tape Value: $1073.82   Variance: $173.35   Variance %: 16.14330%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.25000%   Tape Value: 4.37500%   Variance: 0.87500%   Variance %: 0.87500%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 001000165433322111111222   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 222111111323334561010100   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 237   Tape Value: 473   Variance: -236   Variance %: -49.89429%   Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $18535.98 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "NY Subprime Home Loan Initial GFE Disclosure Date Validation Test: FAIL."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to Initial TIL Disclosure Date Test and NY Subprime Home Loan Initial GFE Disclosure Date Validation Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "Initial TIL Disclosure Date Test : FAIL."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29462396	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$657.77	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.980%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx with Book/Page xx
The chain of assignment has been completed. Currently the assignment is with xx which was recorded on xx
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
The combined annual taxes for the year of xxxx have been paid in the amount of $xxx.xx.
The school annual taxes for the year of xxxx-xxxx have been paid in the amount of $x.xx.
No prior year’s delinquent taxes have been found.
As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for xx/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of xx.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:As per the review of collection comments, the borrower is performing with the loan. As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for xx/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of xx.xxx %. As per the payment history the current UPB is $xx,xxx.xx.
The loan was not modified since origination. As per payment history, the borrower has been making payment with the current P&I of $xxx.xx and interest rate is xx.xxx %. AOT is document is located at “xx”.
The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $3880.43 Tape Value: $6751.94 |-xx-| $-2871.51 |-xx-| -42.52866% Comment: The loan was not modified since orignation but the AOT document states that there is deferred balance is $3,880.43. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: As per the note document the interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.98000%   Tape Value: 11.98080%   Variance: -0.00080%   Variance %: -0.00080%   Comment: The original rate is 11.980%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 213 Tape Value: 363 Variance: -150 Variance %: -41.32231% Comment: As per the Note document the remaining term 213. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan files. However, values are updated as per the document located “xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the NY subprime home loan test.
Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.
While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met.
NY Subprime Home Loan Test: FAIL Loan Data 12.384% Comparison Data 8.290% Variance +4.094%"
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
 2. NY Interest Rate Disclosure
 3. NY Hazard Insurance   Disclosure
 4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
 7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
 10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
 13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan files."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29477565	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,439.62	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	No Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	4.375%	xx	01-xx-2018	Financial Hardship	According to updated title report dated xx/xx/xxxx subject mortgage was xx. The chain of assignment has been completed as currently the mortgage is xx. There is an active junior civil judgment against the borrower in the amount of $xx,xxx.xx in the favor of xx. The combined first, second and third installment taxes for the year xxxx have been paid in the total amount of $xxxx.xx on x/xx/xxxx, x/xx/xxxx and x/xx/xxxx respectively. The combined fourth installment taxes for the year xxxx are due in the total amount of $xxxx.xx and were good through till xx/xx/xxxx. No delinquent taxes have been found for the prior year.	The review of payment history as of xx/xx/xxxx shows the borrower is making regular payments and the next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xxx,xxx.xx till the due date xx/xx/xxxx.	Collections Comments:The loan is performing and the next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xxx,xxx.xx till the due date xx/xx/xxxx.
 The modification agreement was made between the borrower xx and lender xx on the effective date of x/xx/xxxx. The borrower promises to pay the new unpaid principal balance of $xxx,xxx.xx with the interest rate of x.xxx % and P&I of $x,xxx.xx starting with the first payment date of xx till the maturity date of x. There is principal forgiven amount is given in the amount of $xx,xxx.xx. The forgiven amount exceeds x% of the original principal balance. The reason for default is unable to determine from the comments. xxxx at the time of origination reflect that the borrower was working as a housekeeper since last xx months.
There is no post-origination bankruptcy record has been found for the subject property.
 No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining damage to the subject property has been observed.
No comments have been found stating that the borrower’s income has been affected by COVID-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx and lender xx on the effective date of xx. The borrower promises to pay the new unpaid principal balance of $xxx,xxx.xx with the interest rate of x.xxx % and P&I of $x,xxx.xx starting with the first payment date of x/x/xxxx till the maturity date of xx. There is principal forgiven amount is given in the amount of $xx,xxx.xx. The forgiven amount exceeds x% of the original principal balance.

Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: F |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2017   Tape Value: 3/xx/2018   Variance: -181 (Days)   Variance %:    Comment: The loan was modified on 9/xx/2017.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loam require for MI.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 590   Variance: -230   Variance %: -38.98305%   Comment: Loan Original Maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000011111   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 000000000000000100000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111110000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: The Payment History String reversed is 000000001000000000000000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: xx Tape Value: xx Variance: $2026.57 Variance %: 0.60653% Comment: The new UPB per mod is $336,149.36. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file. 1. NJ Application Disclosure 2. Delivery Fee Authorization 3. NJ Attorney Disclosure 4. Unacceptability of Insurance Notice 5. Attorney Disclosure II 6. Tax Bill Information 7. Private Well Testing 8. Lock-In Agreement 9. Commitment Disclosures 10. Choice of Insurer Disclosure 11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29496845	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,005.92	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	4.000%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of assignment has not been completed. Currently, the assignment is with the xx.
There is one Notice of Judgments lien on Real Estate (credit card judgments) against the borrower in the favor of xx for the amount of xx. However, the subject property address is not available in the supporting documents. Also, the SSN# not matched with the documents.
There is one Notice of Judgments lien on Real Estate (credit card judgments) against the borrower in the favor of xx. However, the subject property address is not available in the supporting documents.
There are two state tax lien (Judgment amount is not available to third party -amount is placeholder only) against the borrower xx in the favor of xx. However, the SSN# not matched with the documents.
There are x IRS liens against the borrower xx. However, the SSN# not matched with the documents.
Annual city and county taxes have been paid in the amount of $xxx.xx and $xxxx.xx.
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx with an interest rate of x.xx%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx with an interest rate of x.xx%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/xxxx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is xx. The borrower is promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx till new maturity date of xx.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the comment dated xx/xx/xxxx, the borrower is impacted by covid-xx. The forbearance plan has been approved for xx months.  No further details have been found regarding covid-xx.
As per the comment dated xx/xx/xxxx, the subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx between the borrower xx. As per the modified terms, the new principal balance is xx. The borrower is promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning on xx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: 11/xx/2017 Tape Value: 10/xx/2017 |-xx-| 29 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: 8/xx/2020   Variance:    Variance %:    Comment: Forbearance Plan Start Date is Unavailable   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 10/xx/2020   Tape Value: 4/xx/2020   Variance: 183 (Days)   Variance %:    Comment: Last Payment Received Date is 10/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: Loan Original Maturity Term Months are 360   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.75000%   Tape Value: 4.00000%   Variance: 2.75000%   Variance %: 2.75000%   Comment: Original Stated Rate is 6.7500%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 443210102334400100010000   Tape Value: 333121033322211000002100   Variance:    Variance %:    Comment: Payment History String is 210122012344221000001100   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000010001004433201012344 Tape Value: 001200000212223330131333 Variance: Variance %: Comment: Payment History String Reversed is 001100000122443210221012 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Credit score not provided (Lvl 2) "Co- borrower credit report is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in KentuckyState. The following required state disclosures are missing from the loan file.
1. Insurance Sales
2. Fair Housing Notice
3. Homeownership Protection Center Disclosures
4. Notice of Free Choice of Agent or Insurer
5. VA Application Disclosure
6. Choice of Settlement Agent Disclosure
7. Disclosure of Charges For Appraisal or Valuation
8. Copy of Appraisal or Statement of Appraised Value
9. Affiliated Business Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to be determined in the available loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29504971	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,598.59	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	476	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/xx/2016	xx	xx	2.000%	xx	09/xx/2016	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is from xx
There are three HOA liens against the subject property in the favor of  xx
There are x civil judgments against the borrower in the multiple favors for the total amount of $xx,xxx.xx recorded onxx
Combined annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found
According to latest payment history as of x/xx/xxxx, the borrower is currently delinquent for x month and the next due date is x/xx/xxxx. The last payment was received x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the collection and the next due date is x/xx/xxxx. The last payment was received x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was modified. The borrower xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx Therefore, the unsecured portion is $xx,xxx.xx. The motion for relief from stay was filed on x/xx/xxxx and the order on motion for relief from stay was filed on x/xx/xxxx. The debtor was discharged on x/xx/xxxx and the case was terminated on x/xx/xxxx. The date of last filing is x/xx/xxxx. The foreclosure was not initiated. As per the comment dated xx/xx/xxxx, the subject property is owner occupied. The reason for default is unable to determine. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower Augustus Elise S had bankruptcy under chapter x with xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is xx. Therefore, the unsecured portion is $xx,xxx.xx. The motion for relief from stay was filed on x/xx/xxxx and the order on motion for relief from stay was filed on x/xx/xxxx. The debtor was discharged on x/xx/xxxx and the case was terminated on x/xx/xxxx. The date of last filing is x/xx/xxxx.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/x/xxxx between the borrower "x x” and lender “x.”. As per the modified terms, the new principal balance is $xxx,xxx.xx and the deferred principal balance is $xx,xxx.xx. There is x years of interest only period in modification. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xx% beginning on x/x/xxxx till maturity date of x/x/xxxx.	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 540 |-xx-xx-180 |-xx-| -33.33333% Comment: amortization term is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK is Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $18219.47   Tape Value: $18894.22   Variance: $-674.75   Variance %: -3.57119%   Comment: Deferred principal is $0.00   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -31 (Days)   Variance %:    Comment: Doc date of last modification is 8/xx/2016.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 9/xx/2021   Variance:    Variance %:    Comment: Interest only term is N/A.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Interest only period is No.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 540   Variance: -180   Variance %: -33.33333%   Comment: Maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 8/xx/2021   Variance:    Variance %:    Comment: MOD date is N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 3.750%   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 111211115433333333333322   Variance:    Variance %:    Comment: Payment history string is 111121111234433333333333   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000001000 Tape Value: 223333333333334511112111 Variance: Variance %: Comment: Payment history string is 333333333334432111121111 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Credit Score for borrower is less than 500 (Lvl 2) "Credit score for borrower is less than 500."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan files."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA Loan. The Mortgage Insurance Certificate is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29514774	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$302.65	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.550%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	3.625%	xx	01-xx-2016	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx. However, the last assignment should be done with “xx”.
No active judgments or liens have been found against the borrower/subject property.
The county annual installment taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.
As per the review of the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.	Collections Comments:As per the collection comment as of x/xx/xxxx, the current status of the loan is in collections. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx. The collection comment dated xx/xx/xxxx states the reason for default is curtailment of income. The collection comment dated xx/xx/xxxx states the borrower’s income impacted due to covid-xx pandemic. The collection comment dated xx/xx/xxxx states the forbearance plan was approved. The forbearance plan (xx) was starting from xx/xx/xxxx to xx/xx/xxxx with monthly payment of $xxx.xx.
No evidence has been found regarding Bankruptcy.
No foreclosure proceedings have been found.
The collection comment dated xx/xx/xxxx states the subject property is owner-occupied. There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This fixed modification agreement was signed between the borrower xx. The unpaid principal balance is xx. The borrower promise to pay P&I $xxx.xx with an interest rate of x.xxx % beginning from xx/x/xxxx till the maturity date xx. However, recent payments show the borrower is making payments as per prior modification which was executed on xxxx. The document located at “xx”. The modified unpaid principal balance is $xxx,xxx.xx. The interest rate of x.xxx% and the modified P&I was $xxx.xx. The first modified payment due date was xx and the maturity date will be xx. The modification agreement has two steps interest rate starting from x.xxx% to x.xxx%.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx|-xx-| |-xx-| Comment: As per modification agreement, there is no deferred balance amount. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $xx   Comment: The modification does not have deferred balance.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $xx   Variance %:    Comment: As per payment history, the escrow balance is -$xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx%   Comment: As per note, the original maturity term is 360 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Variance:    Variance %:    Comment: The payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Variance:    Variance %:    Comment: The payment history string reversed isxx.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xx Variance: xx  Variance %:    Comment: As per modification agreement, the new principal balance is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Final loan application is missing from the loan file. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29858230	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,996.11	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	35.518%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. According to the updated title report dated x/xx/xxxx, the chain of assignment has not been completed. No assignments have been found. The assignment is missing to “xx”. No active judgments or liens found against the borrower or subject property. County annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. School annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. Utilities annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on x/xx/xxxx. No prior year delinquent taxes have been found.

Update:
According to the UT report dated x/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.
According to latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.

Update:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. Unable to determine the last payment received date. The current P&I is $xxx.xx and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.
Collections Comments:The loan is currently in the performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.The loan was not modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to determine from the latest servicing comments. No comment pertaining damage to the subject property has been observed. Currently the borrower is working at AutoNation as a Paint Technician from x months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Note Document Dated 10/xx/2019 Reflects Borrower #1 Middle Name as xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx xx   Tape Value: xx   Variance:    Variance %:    Comment: Note Document Dated 10/xx/2019 Reflects Borrower Last Name as xx xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx Comment: Original CLTV ratio percent is xx Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The Borrower's Intent to proceed is missing from loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing the alert that the this file was approved with DPA 2nd Lien “xx” in the amount of $9,665.00, however, the DPA closing conditions were incorrectly marked as a grant instead of 2nd lien; therefore, no 2nd lien documents were sent to closing for execution. Due to the nature of the program, no DPA loan terms were disclosed to the buyer during the loan process or any disclosure that indicates the borrower was aware that he would have 2nd lien on the property. In addition, the borrower signed "no Goldstar second loan" disclosure at closing. It’s unable to cure."
																																																																																																							* Missing Appraisal (Lvl 3) "An Appraisal report at origination is missing from the loan file. However, the file contains the executed copy of "Appraisal Report/Valuation Tool Delivery Waiver" (xx)."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "1. The co-borrower’s income was calculated incorrectly at origination as $6,298.00; however, the corrected Income is $6,158.06. Due to this, the borrower’s DTI is increased from 37.903% to 38.766%. The borrower's income has increasing trend for past 2 years; hence, considered the lowest axxge income ($6,158.60) for qualification. 2. Unable to determine borrower's last 2 years employment & income history to calculate. There is no borrower's income is documented for last 2 years (2017 & 2018) completely. There is no income is available for full 12 months for 2017 since borrower had started working with AutoNation from 5/xx/2017. SOL expired, downgraded to LVL2."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29977996	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.610%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	xx	xx	7.000%	xx	01-xx-2013	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior mortgage against subject property which is in the amount of xx recorded on xx and originated by xx.
Tax information has not been provided in updated title report.
Review of updated payment history as of xx/xx/xxxx, the loan is delinquent for x months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx	Collections Comments:The loan is in collection. Review of updated payment history as of xx/xx/xxxx, the loan is delinquent for x months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx

Update:-
As per the comment dated xx/xx/xxxx, the POC arrearage have been paid in full and comment dated xx/xx/xxxx shows that motion to discharge the has been filed.
As per the tape data the current status of the loan is bankruptcy-current.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-xx on xx with the Case#xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx
The chapter-xx plan was confirmed on xx.
The POC was filed on xx with the secured claim of xx with an arrearage of xx. Debtor has been dismissed from bankruptcy on xx.

Update:-
As per the comment dated xx/xx/xxxx, the POC arrearage have been paid in full and comment dated xx/xx/xxxx shows that motion to discharge the has been filed.
According to Adjustment of Terms agreement (Doc# xx the new principal balance of $xx,xxx.xx out of which $xx,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of $xx,xxx.xx. The borrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xxx% beginning from x/x/xxxx and the new maturity date is xx/x/xxxx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 501 |-xx-xx-141 |-xx-| -28.14371% Comment: Amortization term mmonths are 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Ballon indicator is No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 2/xx/2013   Variance:    Variance %:    Comment: DOc date of last modification is unavailable   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan documentation type is No documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 494   Variance: -134   Variance %: -27.12550%   Comment: Loan original maturity terms are 360   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000111111110111   Tape Value: 21221222165433xxx8765432   Variance:    Variance %:    Comment: Payment history stirng is 32122322334443mmmmmmmmm   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 111011111111000000000000 Tape Value: 2345678xx333456122222212 Variance: Variance %: Comment: Payment history string reversed is mmmmmmmmmm34443322322123 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file"
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29985014	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$666.91	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.200%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2020 12:00:00 AM	xx	Not Applicable	3.720%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment is completed with the latest assignment to xx however the last x assignments have a defect per the updated title report dated x/xx/xxxx.  The title searcher noted the assignments are missing the attested statement for witness.
Active junior or senior judgments/liens/mortgages:
x. There is an active junior UCC in the updated title report against xx.
x. There is an active junior UCC in the updated title report against xx.
x. There is an active junior UCC in the updated title report against xx.
x. There is an active junior UCC in the updated title report against xx.
x. There is an active junior UCC in the updated title report against xx.
The annual County taxes for xxxx have been paid in full in the amount of $xxx.xx on xx/xx/xxxx.
The annual City taxes for xxxx have been paid in full in the amount of $xxx.xx on xx/xx/xxxx.
The payment history as of x/xx/xxxx reflects the loan is current and next due for the x/xx/xxxx payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and was applied to the x/xx/xxxx payment. The current UPB reflects in the amount of $xx,xxx.xx, the current rate is x.xx% and the P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The payment history as of x/xx/xxxx reflects the loan is current and next due for the x/xx/xxxx payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and was applied to the x/xx/xxxx payment. The current UPB reflects in the amount of $xx,xxx.xx, the current rate is x.xx% and the P&I is $xxx.xx and PITI is $xxx.xx.
The loan was modified on xx with a new UPB in the amount of $xx,xxx.xx to a fixed rate of x.xxx% with a P&I payment of $xxx.xx beginning x/xx/xxxx until the new maturity date of x/xx/xxxx.  The modification has a Balloon Payment Rider stating a balloon payment in the amount of $xx,xxx.xx is due at maturity.
The borrower contacted the servicer on xx/xx/xxxx advising the RFD is due to medical issues and fixed income.
The co-borrower contacted the servicer on xx/xx/xxxx and stated they had a fire at the property and the water line melted and they were looking to start a claim.  Notice was received by the servicer from xx stating they sent a check to the property address for $x,xxx.xx payable to xx for water damage due to a fire with a date of loss of x/xx/xxxx.  The Claim# reflects xx and payment issue date reflects as xx/xx/xxxx.  The RCV amount reflects as $x,xxx.  The servicer advised the co-borrower on xx/xx/xxxx of all documents needed for the insurance claim.  On x/xx/xxxx, the borrower contacted the servicer to follow up on the claim process.  The servicer advised to reference claim# xxxxxxx on the front of the fully endorsed check and advised of the docs still needed; signed bid, xx.  The servicer then submitted a request for a monitored claim packet to be mailed.  As of x/xx/xxxx, the loss draft funds in the amount of $x,xxx.xx is still waiting to be released to the borrowers as they are getting a contractor to do the work.
Foreclosure proceedings began xx.  The First Publication and the Motion to Set Sale was completed on xx.  Reinstatement funds were received and the attorney confirmed the foreclosure was closed on x/xx/xxxx.  The latest Foreclosure action began on xx/xx/xxxx and First Publication was completed on xx for the new sale date scheduled to be held on xx.  Foreclosure was placed on a loss mitigation hold on xx/xx/xxxx and the borrower was placed on a trial modification plan.  The x month trial plan was to begin on x/xx/xxxx for $xxx.xx/month.  The borrowers made all x trial payments and the loan was modified.  The attorney confirmed the Foreclosure file was closed on x/xx/xxxx.
The property is owner occupied.  BPO completed x/xx/xxxx reflects an as is value of $xxk.  The latest BPO was completed on xx/xx/xxxx and reflects an as is value of $xxk.
Foreclosure Comments:Foreclosure proceedings began x/xx/xxxx.  The First Publication and the Motion to Set Sale was completed on xx.  Reinstatement funds were received and the attorney confirmed the foreclosure was closed on x/xx/xxxx.  The latest Foreclosure action began on xx/xx/xxxx and First Publication was completed on xx for the new sale date scheduled to be held on xx.  Foreclosure was placed on a loss mitigation hold on xx/xx/xxxx and the borrower was placed on a trial modification plan.  The x month trial plan was to begin on x/xx/xxxx for $xxx.xx/month.  The borrowers made all x trial payments and the loan was modified.  The attorney confirmed the Foreclosure file was closed on x/xx/xxxx.
Bankruptcy Comments:Not Applicable	The loan was modified on x/xx/xxxx with a new UPB in the amount of $xx,xxx.xx to a fixed rate of x.xxx% with a P&I payment of $xxx.xx beginning x/x/xxxx until the new maturity date of x/x/xxxx. The modification has a Balloon Payment Rider stating a balloon payment in the amount of $xx,xxx.xx is due at maturity. The loan previously had a temporary modification with an Adjustment of Terms Agreement dated x/xx/xxxx. This agreement only temporarily adjusted the payment for x months.	Credit Application Section 32 Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 181 Tape Value: 730 |-xx-xx-549 |-xx-| -75.20547% Comment: AmortizationTerm Months (CE,S&P) is "180". Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan is not currently in Foreclosure however the loan has been in Foreclosure since origination.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 610   Variance: -429   Variance %: -70.32786%   Comment: Loan Original Maturity term months is "180".   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000044444443210004444mmm   Tape Value: 000077654320000065432110   Variance:    Variance %:    Comment: Payment History String is 000044444443210004444mmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmm444400012344444440000   Tape Value: 011234560000023456700000   Variance:    Variance %:    Comment: Payment History String Reversed is mmm444400012344444440000.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Property Address Street Loan Value: xx. No discrepancy. Tape Source: Initial Tape Type:	3: Curable		* GSE Points and Fees Test Violations (Lvl 3) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."	* Application Missing (Lvl 2) "Final Application is missing from the loan file. However, values are updated as per Credit Application located at xx." * Sec 32 Disclosure not in file (Lvl 2) "This is a High-Cost loan. However, section-32 disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,743.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30084142	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,911.88	09/xx/2020	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.100%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	4.125%	xx	01-xx-2013	Financial Hardship	The Updated title report dated xx/xx/xxxx shows that the mortgage was originated on xx with xx, in the amount of xx. The subject mortgage was recorded on xx with the instrument #xx
The chain of the assignment has not been completed. The current assignment is with xx. However, the current assignment should be with xx. The first and second installments of county taxes for the year of xxxx are due in the amount of $x,xxx.xx each for the due date of xx/xx/xxxx and x/xx/xxxx respectively. The current ownership is vested in the name of xx.

According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. As per seller’s tape data, the current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. No comments have been found regarding the borrower income impacted due to covid-xx pandemic. The BPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and property is in axxge condition with no repairs noted. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. As per seller’s tape data, the current UPB reflected is in the amount of $xxx,xxx.xx. The foreclosure process was initiated. The file referred to an attorney. The lis pendens (xx) has been filed on xx in the favor of xx which was recorded on xx. However, further foreclosure proceedings placed on hold due to the borrower xx filed for bankruptcy under chapter-xx with case#x on xx.

Foreclosure Comments:The foreclosure process was initiated. The file referred to an attorney. The lis pendens (xx) has been filed on xx in the favor of xx. which was recorded onxx.  However, further foreclosure proceedings placed on hold due to the borrower xxz had filed for bankruptcy under chapter-xx with case#xx on xx.
Bankruptcy Comments:According to the xx the borrower xx filed for bankruptcy under chapter-xx with case#xx on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $xx; therefore, there is no unsecured portion. The chapter -xx plan was confirmed on xx. The debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months under the chapter xx plan. The Proof of Claim filed on xx under claim#x-x. The total amount of secured claim is xx and the amount of arrearage is xx The motion for relief from stay has been filed on xx. The bankruptcy case is active and the last filing date is xx.	The loan modification agreement was made between xx and xx. (lender) on xx/xx/xxxx. As per modified terms, the new modified unpaid principal balance is $xxx,xxx.xx. The amount $xxx,xxx.xx of new principal balance shall be deferred and the interest bearing principal balance is $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx monthly with modified interest rate of x.xxx%. The first modified payment due date was xx and the maturity date will be xx.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: No. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Final loan application is missing.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 999999899999978999999999   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444444   Tape Value: 999999999979999998999999   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type: xx   Tape Value: xx  Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: As per loan application, the purpose of refinance is unavailable. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing in the loan file." * Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per note, the loan origination date is xx and the final HUD-1 shows the settlement date is xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30227776	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,771.21	$3,202.22	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.130%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	3.625%	xx	01-xx-2019	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and which was recorded on xx in the amount of xx
The chain of assignment has not been completed. Currently, the assignment is with xx
There is an active junior mortgage against the subject property in the favor of xx which was recorded on xx
There are five Judgment-Civil and Small Claims (Credit Card
Judgment (or Consumer Debt))total in the amount of xx in the favor of xx. However, these liens are not against the subject property.
There are three active judgments (Hospital, Medical or Attorney Lien) against the borrower xx in the amount of xx recorded with the different Plaintiff and on different dates.
1st installment for the year of xxxx has been paid in the amount of xx
2nd installment for the year of xxxx has been delinquent in the amount of xx which is good through till xx
According to the payment history, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history tape data is in the amount of $xxx,xxx.xx.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xxx,xxx.xx.
Collections Comments:The review of the collection comment shows that the loan is in collections.
According to the payment history, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history tape data is in the amount of $xxx,xxx.xx.
According to servicing comment dated x/xx/xxxx, borrower's income has been impacted and she lost her job due to Covid-xx. As per comment dated x/xx/xxxx, forbearance plan was approved and which has been started from x/xx/xxxx and last due date of plan is x/xx/xxxx. No further details have been found.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Update: As per tape data as of xx/xx/xxxx, the current status of the loan is performing. The borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxxxxx.xx.
No evidence has been found regarding the foreclosure process and bankruptcy case.
No visible damages or repairs are found.
The comment dated xx/xx/xxxx shows that the county taxes for xxxx-xxxx are delinquent in the amount of xx which is good through xx with xx added monthly.
The county taxes for xxxx are in the amount of $xxxx.xx, which is due on xx/xx/xxxx.
The comment dated xx shows that the fully executed modification agreement was sent over to the collateral department to file with the custodian.
The comment dated xx shows that the subject property is occupied by the owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/x/xxxx, The new modified principal balance is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/x/xxxx. The maturity date as per modification is xx/x/xxxx. This loan was modified once.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Current Legal Status Loan Value: Performing Tape Value: Payment Plan |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2019   Tape Value: 12/xx/2019   Variance: -32 (Days)   Variance %:    Comment: Doc date of Last Modification is 11/xx/2019.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -6 (Days)   Variance %:    Comment: First payment date is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2019   Tape Value: 12/xx/2022   Variance: -1096 (Days)   Variance %:    Comment: Mod step 1 date is 12/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.625%   Tape Value: 4.625%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 rate is 3.625%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 12/xx/2022   Tape Value: 12/xx/2023   Variance: -365 (Days)   Variance %:    Comment: Mod step 2 date is 12/xx/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.625%   Tape Value: 5.625%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 2 rate is 4.625%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 12/xx/2023   Tape Value: 12/xx/2024   Variance: -366 (Days)   Variance %:    Comment: Mod step 3 date is 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 5.625%   Tape Value: 6.625%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 3 rate is 5.625%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 12/xx/2021   Tape Value: 12/xx/2025   Variance: -1461 (Days)   Variance %:    Comment: Mod step 4 date is 12/xx/2021.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 6.625%   Tape Value: 7.500%   Variance: -0.875%   Variance %: -0.87500%   Comment: Mod step 4 rate is 6.625%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original balance amount is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original standard LTV is not available.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 7.13000% Tape Value: 5.00000% Variance: 2.13000% Variance %: 2.13000% Comment: Original stated rate is 7.1300%. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30290663	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,062.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	619	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10-xx-2012	xx	Not Applicable	7.500%	xx	01-xx-2012	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx, with xx With the Instrument# xx
The Chain of assignment has not been completed. The last assignment is with Uxx. However it should be with xx.
There is state lien active against property and borrower named as xx in the favor of “xx”, which was recorded on xx  in the amount of xx with Instrument# xx
County annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx on x/xx/xxxx.
No prior years taxes have been found delinquent.	According to payment history as of is x/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The Loan current status is Bankruptcy. According to payment history as of is x/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. No evidence has been found regarding COVID-xx.
Update-
The current status of the loan is active bankruptcy.
As per the servicing comment dated xx/xx/xxxx, the reason for default is death of borrower.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with case#xx on xx. No further details have been found.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation or contested matters.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx
The current status of the loan is active bankruptcy.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with case#xx on xx. No further details have been found.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation or contested matters.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx” had filed for bankruptcy under chapter-xx with the case# xx on xx.The POC was filed on xx , the POC amount is xx and the arrearage amount is xx.
The debtor shall pay the trustee $xxx.xx for xx Months under chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is $xx.xx. There is no comment indicating a cram down.

As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with case#xx on xx. No further details have been found.	The borrower has been making payment as per Loan modification agreement was made on xx.The agreement made between the borrowers xx) and lender is xx.).The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning fromxx. The maturity date as per loan modification agreement is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Bankruptcy Filing Date Loan Value:xx Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Did not sue for review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per Payment history string 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per Payment history string reversed 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: As per appraisal report, subject property type is single family.However, the tape data reflects PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30385676	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$566.08	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	508	Not Applicable	21.288%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	802.390%	xx	01-xx-2019	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage xx.
The chain of the assignment has been completed. The latest assignment is with xx.
 No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year xxxx have been paid and annual county taxes for the year of xxxx are due on xx/xx/xxxx each in the amount of $xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The borrower is current with the loan.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx.  The last payment was received on xx/xx/xxxx in total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx.  The UPB does does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xxx,xxx.xx.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between (borrower) xx and (Lender)xx. The new principal balance is $xxx,xxx.xx with an interest rate of x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx. The lender has forgiven the principal in the amount of $xx,xxx.xx.	Affiliated Business Disclosure Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: As per the note, the borrower last name is xx. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC was initiated.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the mod, the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2019   Tape Value: 12/xx/2024   Variance: -1827 (Days)   Variance %:    Comment: As per the mod, the mod step 1 date is 12/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 6.625%   Tape Value: 7.625%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the mod step 1 rate is 6.625%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 12/xx/2024   Tape Value: 12/xx/2025   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the mod step 2 date is 12/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 7.625%   Tape Value: 8.625%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the mod step 2 rate is 7.625%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 12/xx/2025   Tape Value: 12/xx/2026   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the mod step 3 date is 12/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 8.625%   Tape Value: 9.250%   Variance: -0.625%   Variance %: -0.62500%   Comment: As per the mod, the mod step 3 rate is 8.625%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000444443   Tape Value: 002111000006666765443333   Variance:    Variance %:    Comment: The payment history string is 00MMM110000MMMMMMMM44444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 344444000000000000000000   Tape Value: 333344567666600000121200   Variance:    Variance %:    Comment: The payment history string reversed is 4444444MMMMMMMM0011MMM.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 1345 (Days) Variance %: Comment: As per the mod, the stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE failed to moderate due to the following tests.
Late Fees Test.
First Lien Lender Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test. FAIL
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: FAIL Loan Data 5.000% Comparison Data 4.000% Variance +1.000%.

This loan failed the first lien lender fees test due to one of the following findings:
The loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of
0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage with a principal amount that is less than $10,000 and the loan charges a lender fee. (NC
24-1.1A(c1)).
First Lien Lender Fees Test: FAIL Loan Data  $395.00  Comparison Data  $325.13 Variance +$69.87."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30388110	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,097.34	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.862%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	xx	2.000%	xx	01-xx-2010	Financial Hardship	According to updated title report dated xx/xx/xxxx the subject mortgage was originated on xx which is held by xx and was recorded on xx.
The chain of the assignment has not been completed. The latest assignment is with xx which was recorded on x/xx/xxxx. However, it should be with xx”.
There is an active junior mortgage against the subject property for the amount of xxwhich is held by “xx” and was recorded on xx.
There is an active junior civil judgment against the borrower which is held by “xx” for the amount of xx and was recorded on xx.
1st installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
2nd installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for xx months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.

//New updated comment-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment date is unable to be determined. The current P&I is $x,xxx.xx and current PITI is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per tape data is $xxx,xxx.xx.

Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for xx months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
The step modification agreement was signed between the borrower xx and the lender xx on xx/xx/xxxx.
The borrower’s income has been impacted by COVID-xx. The comment dated x/xx/xxxx shows that the reason for default is unemployment. No further information is available.
The comment dated x/xx/xxxx states that the subject property has been damaged. The roof and floor are damaged. No further information is available.
The subject property has been occupied by the owner.

Update:
The current status of the is bankruptcy.
As per the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
As per the collection comment dated x/xx/xxxx, the debtor filed bankruptcy under the Chapter xx plan with case#xx. As per the collection comment dated x/xx/xxxx, the motion to convert from Chapter xx to xx was filed on xx.
No foreclosure activity has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.

Foreclosure Comments:The foreclosure was initiated in this loan in xx and the Lis Pendens attached with updated title report dated xx/xx/xxxx states that the foreclosure complaint was filed with case#xx. The Notice of Sale filed on xx. The foreclosure was placed on hold as the borrower filed bankruptcy under chapter xx with case#xx. The foreclosure was resumed and the file was referred to an attorney on xx. The foreclosure again placed on hold due to COVID-xx on xx. The Notice of sale was published on xx. The sale scheduled for xx. The foreclosure was placed on hold again as the borrower Hubert Ramon Bush filed bankruptcy under chapter xx with case#xx on xx. The plan was confirmed on xx.
Bankruptcy Comments:The borrower filed prior bankruptcy under chapter xx with case#xx on xx. The date of last filing was xx.  Again in xxxx the borrower xx filed bankruptcy under chapter xx with case#xx on xx.The plan was confirmed on xx. The date of the last filing is xx. The borrower has to pay $xxx.xx every two weeks to the trustee. No further information is available.

Update:
As per the collection comment dated x/xx/xxxx, the debtor filed bankruptcy under the Chapter xx plan with case#xx. As per the collection comment dated x/xx/xxxx, the motion to convert from Chapter xx to xx was filed on xx. Further details not provided. The bankruptcy is active.
This Step modification agreement was signed between the borrower xx and the lender xx. on xx/x/xxxx.
The Unpaid Principal Balance is $xxx,xxx.xx with interest rate x.xx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx/x/xxxx. The maturity is xx/x/xxxx. The interest bearing amount is $xxx,xxx.xx and deferred balance in the amount of $xx,xxx.xx. There is no provision for the balloon payment.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy Filing Date Loan Value: xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx
Field: Current Bankruptcy Chapter   Loan Value: Chapter 13   Tape Value: Chapter 11   Variance:    Variance %:    Comment: Chapter 13.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 11/xx/2015   Tape Value: 10/xx/2015   Variance: 31 (Days)   Variance %:    Comment: 11/xx/2015.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 11/xx/2016   Tape Value: 10/xx/2016   Variance: 31 (Days)   Variance %:    Comment: 11/xx/2016.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 11/xx/2017   Tape Value: 10/xx/2017   Variance: 31 (Days)   Variance %:    Comment: 11/xx/2017.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Not Applicable   Tape Value:xx Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value:xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value:xx  Tape Type:
Field: Payment History String   Loan Value: 000001100000000001000000   Tape Value: 234567899999999999999999   Variance:    Variance %:    Comment: 4444444444432104444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000100000000001100000 Tape Value: 999999999999999998745432 Variance: Variance %: Comment: 444444440123444444444444. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located California. The following disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable
30429586	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$331.02	08/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.330%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx with xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xx,xxx.xx.	Collections Comments:Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xx,xxx.xx.
No further information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $1072.44 |-xx-| $-1072.44 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 365/360   Tape Value: 365/365   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 1000MMMMM00MMMMMMMMMMMMM   Tape Value: 101001000000011010019876   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMM00MMMMM0001   Tape Value: 678910010010000000110101   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																																				Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* NPL - Difference between Current balance and original balance is more than 30% (Lvl 4)	* Missing credit report (Lvl 3) "Missing Credit Report from the loan package."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30476999	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,165.00	$4,435.78	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,121.25	xx	6.500%	480	480	xx	xx	Not Applicable	Conventional	Fixed	120	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	3.750%	xx	01-xx-2017	Financial Hardship	As per the updated title report dated xx
The chain of assignment has not been completed. The current assignment is with xx
There are no active liens and judgments.
The 3rd half combined taxes for the year of xxxx are past due with good through date of x/xx/xxxx in the total amount of $x,xxx.xx.
The 3rd half utility taxes for the year of xxxx are past due with good through date of x/xx/xxxx in the total amount of $xxx.xx.
As per the updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due for regular payment is x/xx/xxxx. The last payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing. As per the updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due for regular payment is x/xx/xxxx. The last payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
The loan modification agreement was made on xx According to the modified terms, the new modified principal balance is xx with deferred principal balance of xx and interest bearing amount of xx The borrower promised to pay xx monthly with staring interest rate of x.xx%. The first modified payment date is xx and the maturity is xx There is no balloon payment.
As per collection comment dated xx Borrower's Income is impacted by Covid-xx.The borrower has agreed to a Covid FB with the deferral start date of x/xx/xxxx with the deferred amount of $xxx.xx. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx According to the modified terms, the new modified principal balance is xx with deferred principal balance of xx and interest bearing amount of xx The borrower promised to pay $xxx.xx monthly with staring interest rate of x.xx%. The first modified payment date is xx and the maturity is xx There is no balloon payment.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest Only Period? is Yes.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Occupancy concerns - (Lvl 3) "The subject mortgage was originated on xx As per the tape data, the subject property was primary residence of borrower at the time of origination. No other origination documents have been found. However; as per the document located at (xx), the property is currently investment and tenant is living in the property. Compliance has been run considering the property as Primary at the time of origination."	* Application Missing (Lvl 2) "Application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to the following factor:
1.This loan failed the TILA APR test.
The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

xx
* ComplianceEase TILA Test Failed (Lvl 2)     "1.This loan failed the TILA APR test.
The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

xx
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30489483	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,638.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.630%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2010 12:00:00 AM	xx	xx	4.900%	xx	9/xx/2010 12:00:00 AM	Change of Terms	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed; currently the assignment is with xx.
No active judgments or liens have been found against the borrower.
There are senior mortgage against the subject property in the favor of xx.
1st and 2nd installment of combined taxes for the year of xxxx are paid on xx/xx/xxxx to xx/xx/xxxx in the combined amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per comment history, the borrower is performing with the loan.
 According to the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
No foreclosure activity found in the available servicing comments.
No evidence has been found regarding the active bankruptcy in the latest servicing comments.
The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
No damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/xxxx between the borrower x and the lender x. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. The maturity date as per modification is xx/xx/xxxx. The interest-bearing amount is $xxx,xxx.xx. The deferred balance is $xx,xxx.xx. There is no principal forgiven amount.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Deferred Principal (Modification) per Payment History Loan Value: xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: LTV is lower than 80.00%. Hence, the require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: As per Note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no foreclosure.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 456 (Days) Variance %: Comment: As per modification, stated maturity date is xx. However, the tape data reflects on xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file and point and fees consider from itemization. However, the itemization is located at: xx."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. Mortgage Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 1) "Final Hud-1 is missing from the loan file. However, CE is executed by using itemization."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30692294	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,716.23	10/xx/2023	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	2.000%	xx	01-xx-2018	Financial Hardship	Review of the updated title report dated xx. The chain of assignment is complete as the assignment of mortgage is currently with the “xx.
No active lien and judgment has been found on the updated title report.
Annual County tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.

Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
Loan Modification agreement was made between borrower and lender on xx The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which was begun on xx The new modified principle balance is in the amount of xx and the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney and the complaint was filed on xx and the foreclosure went hold due to the modification on xx No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which was begun on xx The new modified principle balance is in the amount of $xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is xx The reason for modification is financial hardship.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 636 |-xx-xx-276 |-xx-| -43.39622% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in FOreclosure ? is Yes.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation Type is No Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value:xx.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated Hud-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30713862	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$538.08	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.230%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12-xx-2010	xx	xx	5.120%	xx	05-xx-2010	Financial Hardship	The review of the Updated title report dated x/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx Instrument# | Book/Page# xxx
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx which was recorded on xx  However, this should be with xx
There is IRS line active against the borrower in the favor of xx in the amount of xx which was recorded on xx
There is Judgment active in the Favor of xx in the amount of xx which was recorded on xx
Annual County taxes for the year of xxxx have been paid on xx in the amount of xx
No prior year’s delinquent taxes have been found.

//Update-
As per review of the latest updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of “xx”, which was recorded on xx under xx. The county taxes have been paid in the amount of xx on xx and county taxes are due in the amount of xx which is good through xx There is IRS lien against the borrower in the favor of “xx” in the amount of xx which was recorded on xx There are two different judgments in the favor of “xx”, in the total amount of xx which were recorded on xx and xx No prior year delinquent taxes have been found.
According to a review of the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

//Update-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx with interest rate is x.xxx%. The current UPB reflected as per tape data is $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
According to servicing comment dated x/xx/xxxx, borrower’s income is impacted due to Covid-xx. Borrower called to servicer to check what options are available for payment and also informed that she is out of work until further notice.  Borrower stated that she will not be able to make the mortgage payment. However, as per comment dated x/xx/xxx, forbearance plan was approved. The start date of plan was x/xx/xxxx and end date was x/xx/xxxx. No further details have been found.
As per comment dated x/xx/xxxx, the reason for default is borrower’s income is impacted due to covid-xx.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

//Update-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx with interest rate is x.xxx%. The current UPB reflected as per tape data is $xx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on x/xx/xxxx, between the borrower xx.(Lender), The new modified principal balance as per modification is in the amount of $xx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx. The maturity date as per modification is x/x/xxxx. This loan was modified once.
The deferred balance amount is $xx,xxx.xx and Interest bearing amount is $xx,xxx.xx.
The modification agreement has two steps, xst step beginning from date x/x/xxxx with the interest rate x.xxx% and P&I of $xxx.xx, xnd step beginning from date x/x/xxxx with the interest rate x.xxx% and P&I of $xxx.xx.
Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Payment Plan |-xx-| |-xx-| Comment: As per servicing comment current legal status is collections. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $13882.94   Tape Value: $15181.90   Variance: $-1298.96   Variance %: -8.55597%   Comment: As per modification agreement, Deferred Principal balance is $13,882.94. However, tape data reflects $15,181.90.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, Loan amortization type is Step. However, tape data reflects Fixed.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report, Original Appraised Value is xx However, tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note, Original Balance (or Line Amount) is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report, Original Stated LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.23000%   Tape Value: 5.12000%   Variance: 4.11000%   Variance %: 4.11000%   Comment: As per note, Original stated rate is 9.23000%. However, tape data reflects 5.1200%.   Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note, Property postal code is xx However, tape data reflects xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "GSE (Fannie Mae public guidelines) Prepayment Penalty Term Test: Result: FAIL
This loan failed the prepayment penalty term test.   The loan charges a prepayment penalty with a term exceeding 3 years."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following required state disclosures are missing from the loan file.

1.Anti-Coercion Notice
2.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30858482	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	$0.00	$0.00	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.000%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.357%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09-xx-2016	xx	Not Applicable	6.066%	xx	01-xx-2017	Financial Hardship	According to the review of updated report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed as currently the mortgage is with current assignee “xx".
Active mortgages:
x. There is senior mortgage which was xx.
x. There is another senior mortgage which was xx.
Combined annual taxes for the year xxxx have been exempted on xx/xx/xxxx.
No delinquent taxes have been found for the prior year.
The review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.x. The current UPB is $xx,xxx.xx.	Collections Comments:The loan is currently in performing status.
The review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx,xxx.xx.
According to the collection comments, the foreclosure was accelerated in the loan in xx. The foreclosure bidding instructions doc located at "xx" states that the foreclosure sale has been scheduled on xx and maximum bidding amount is set for xx, later the sale has been postponed on xx. However, the foreclosure was put on hold due to loss mitigation workout started on xx. Further details regarding the foreclosure are not available.
Available latest servicing comments shows the property is occupied by owner and condition is good. No damage and repairs have been found.

Foreclosure Comments:According to the collection comments, the foreclosure was accelerated in the loan in xx. The foreclosure bidding instructions doc located at "xx" states that the foreclosure sale has been scheduled on xx and maximum bidding amount is set for xx, later the sale has been postponed on xx. However, the foreclosure was put on hold due to loss mitigation workout started on x/xx/xxxx. Further details regarding the foreclosure are not available.
Bankruptcy Comments:According to the xx, the debtor "xx" has filed bankruptcy under xx. The POC was not filed. The plan has not been confirmed. MFR was not filed. The borrower was dismissed from the bankruptcy on xx and the case has been terminated on xx. The last filing date of bankruptcy was xx.	The loan was modified with an effective date of xx and a new principal balance is $xx,xxx.xx to a step modification and the rate was starting from x.xxx% and borrower has promised to pay P&I in the amount of $xxx.xx that began on xx with a new maturity date of xx. The rate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Age of Loan Loan Value: 260 Tape Value: 46 |-xx-| 214 |-xx-| 465.21739% Comment: Age of loan 260. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK has been closed.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal sttus is performing.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was initiated in the loan and later it was put on hold due to loss mitigation.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2016   Tape Value: 2/xx/2017   Variance: -54 (Days)   Variance %:    Comment: Doc date of las modification is 12/xx/2016.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 358   Variance: -118   Variance %: -32.96089%   Comment: Loan original maturity term months is 240.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2017   Tape Value: 2/xx/2022   Variance: -1826 (Days)   Variance %:    Comment: Mod Step 1 date is 2/xx/2017.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 6.066%   Tape Value: 7.000%   Variance: -0.934%   Variance %: -0.93400%   Comment: Mod Step 1 rate is 6.066%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999   Variance:    Variance %:    Comment: Payment history string is 000000MM0M0M0000M0001234.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999   Variance:    Variance %:    Comment: Payment history string reversed is 4321000M0000M0M0MM000000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance is Debt Consolidation.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose per HUD-1 is refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement is missing from the loan file. However, the points and fees are captured from Itemization report located at "xx"."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is Elevated due to the loan is failed for GSE:

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31020331	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$9,166.18	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	48.720%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/xx/2011	xx	Not Applicable	3.375%	xx	04/xx/2011	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
Junior mortgage was originated on xx.
Active liens and judgments against the borrower:
There are two delinquent property sewer taxes for the year xxxx & xxxx. The xxxx delinquent taxes were sold on xx. The tax sale certificate has been issued with certificate #xx. The xxxx delinquent taxes were sold on xx/xx/xxxx to xx. The tax sale certificate has been issued with certificate #xx.
Hospital lien against the borrower was recorded on x/xx/xxxx in the amount of $ xx    in favor of xxs.
Civil judgment against the borrower was recorded on x/xx/xxxx in the amount of $xx in favor of xx.
Civil judgment against the borrower was recorded on xx/xx/xxxx in the amount of $xx in favor of xx.
Civil judgment against the borrower was recorded on x/xx/xxxx in the amount of $xx in favor of xx.
3rd borough tax for the year xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
4th borough tax for the year xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
1st and 2nd borough taxes for the year xxxx are due in the total amount of $x,xxx.xx.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx.

No latest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-xx.

Foreclosure Comments:The foreclosure was initiated. As per the document located at “xx”, the foreclosure complaint was filed on xx. However, the foreclosure was put on hold due to the borrower had filed the chapter -xx bankruptcy on xx. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx. The POC was filed on xx, the POC amount is xx. The chapter xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of $x,xxx.xx for xx months. The schedule D of Voluntary Petition shows the claim in the amount of xx. The MFR was filed on xx. There is no comment indicating a cramdown. Currently the loan is in active Bankruptcy.	The modification agreement was made on xx/xx/xxxx between “xx. The new principal balance is in the amount of $xxx.xxx.xx and the borrower promise to pay the new P&I $x,xxx.xx with the interest rate steps up in x steps beginning with x.xx% and ending at x.xxx%. The modification first payment was due on x/x/xxxx. The maturity date is xx. The interest bearing amount is $xxx.xxx.xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Corporate Advances: Recoxxble per Payment History Loan Value: xx Comment: Unavailable Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Loan Status is Bankruptcy-Current.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Comment: Escrow Balance per Payment History is ($5,182.99).   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 309   Variance: 51   Variance %: 16.50485%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 4/xx/2011   Tape Value: 3/xx/2011   Variance: 31 (Days)   Variance %:    Comment: MOD Step 1 Date is 04/xx/2011.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 4/xx/2016   Tape Value: 3/xx/2016   Variance: 31 (Days)   Variance %:    Comment: MOD Step 2 Date is 4/xx/2016.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 4/xx/2017   Tape Value: 3/xx/2017   Variance: 31 (Days)   Variance %:    Comment: MOD Step 3 Date is 04/xx/2017.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: 1/xx/2021   Tape Value: 1/xx/2037   Variance: -5844 (Days)   Variance %:    Comment: Net Pay Change Date is 11/xx/2021.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000001000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per review Payment History String is 012344444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000100000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per review Payment History String Reversed is 444444444444444444443210.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Prepayment Rider is available in the loan file.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History   Loan Value: xx Comment: Suspense balance as per Payment History is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA right of rescission test. This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.  Loan Data: $993.00 Comparison Data: $0.00 Variance: +$993.00 The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following state disclosures are missing in the loan file.  1) Delivery Fee Authorization 2) NJ Attorney Disclosure 3) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application 4) Commitment Disclosures 5) Choice of Insurer Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operatvie Index Value unable to confirm since its an ARMNegAm Loan."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclousre is mising from loan the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31054682	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,349.91	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.870%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	48.574%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	xx	7.000%	xx	01-xx-2015	Financial Hardship	According to the updated title report dated xx
The chain of assignment has been completed. Currently, the assignment is from xx

No active liens and judgments have been found against the borrower and subject property.
Annual combined taxes of the year xxxx have been due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
Annual combined taxes of the year xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.

Update: According to the updated title report dated xx
There is a hospital judgment against the borrower in the amount of xx
Annual county taxes for xxxx paid off in the amount of $x,xxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.

Update: According to the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date for the payment is xx/xx/xxxx. The date of the last payment received is not available. The P&I is $xxx.xx, the interest rate is x.xxx%, and the PITI is $xxx.xx. The UPB is $xx,xxx.xx.	Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
The loan has been modified on xx/xx/xxxx.
As per comment dated xx/xx/xxxx, the reason for default is illness of borrower.
The borrower xx had bankruptcy under chapter xx with the case# xx The POC was filed by xx for the secured claim amount is xx and arrearage amount is xx As per the Schedule-D of voluntary petition dated xx the amount of claim is xx and the value of property is xx The case was terminated on xx As per the Docket report, the deadline to file the POC was set for xx The bankruptcy was discharged on xx As per the Trustee’s final report dated xx the borrower had paid the principal in the amount of xx and the interest in the amount of xx As per Chapter-xx plan dated xx the debtor shall pay the trustee xx per month for xx months.
The post-closing details regarding the foreclosure have not been found.
As per comment dated xx the subject property is owner-occupied. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx. The POC was filed by Sxx. As per the Schedule-D of voluntary petition dated xx the amount of claim is xx. The case was terminated on xx As per the Docket report, the deadline to file the POC was set for xx The bankruptcy was discharged on xx As per the Trustee’s final report dated xx the borrower had paid the principal in the amount of xx and the interest in the amount of xx As per Chapter-xx plan dated xx the debtor shall pay the trustee xx per month for xx months.	The borrower has been making the payment as per the modification agreement which was made on xx between the borrower "xx. As per the modified terms, the new principal balance is xx Interest bearing amount is xx The borrower has promised to pay the in the amount of xx with the interest rate of x.xx% beginning on xx till maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value:xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file. However, values are updated as per Application located at (242460 Pg#4)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the prepayment term test.
This loan failed the first lien lender fees test.
This loan failed the bona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
The loan data is 30Months and comparison data is 0Months; hence, the variance is 30Months.

This loan failed the first lien lender fees test due to one of the following findings.
The loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest;
The loan data is $350.00 and comparison data is $294.75; hence, the variance is +$55.25.

This loan failed the bona fide discount points test.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31082230	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$5,776.63	$10,015.28	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,481.66	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	ARM	120	purchase	Unavailable	Unavailable	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	50.295%	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	xx	2.000%	xx	01-xx-2012	Financial Hardship	As per the updated title received on xx/xx/xxxx the subject mortgage was originated on xx with xx which was recorded on xx in the amount of xx. The subject mortgage is on xx

The chain of assignment is complete as the subject mortgage is currently assigned to "xx".

There are no active judgments against the borrower.

The 1st installments of county taxes for the year xxxx have been paid in the amount of $xxxx.xx.
The 2nd installment county taxes for the year of xxxx have been delinquent in the amount of $x,xxx.xx which was due on xx/xx/xxxx and the good though date of xx/xx/xxxx.
As per the review of the payment history as of x/xx/xxxx, however as the tape data as of date is x/xx/xxxx. The borrower has been delinquent for xx months and the next payment is due for xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.	Collections Comments:The collection comment as of x/xx/xxxx shows that the loan is in an active Bankruptcy. The borrower has been delinquent for xx months and the next payment is due for xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.
The foreclosure was sale was scheduled xx(Doc located at”xx”).However, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx under chapter-xx with the case#xx..
According to the PACER, the borrowers xx had filed for bankruptcy under chapter-xx with the case# xx on xx. The last date of filing is on  xx.  Currently the loan is an active bankruptcy.

The loan was modified on xx/xx/xxxx.
The Reason for default is not available in the collection comments.
As per the collection comment dated x/xx/xxxx, the subject property is owner occupied. No damage and repairs have been found latest servicing comments.No comments have been found regarding the income impacted due to Covid-xx. However, now the loan is in an active bankruptcy.

Update:
According to the collection comments, the loan is in bankruptcy. The tape shows the current balance is $xxx,xxx.x, and the next due date is xx/xx/xxxx.
No evidence of foreclosure has been found.
No evidence of damage or repair has been found.
As per collection comment dated xx/xx/xxxx, the post-petition payment due date is xx/xx/xxxx. Further details not provided.

Foreclosure Comments:According to the collection comment dated x/xx/xxxx, the foreclosure was initiated in xx. The file was referred to an attorney on xx.
The Lis pendens document located at “xx”, the foreclosure complaint was filed on xx  with case#xx. The foreclosure sale was scheduled on xx with case#xx.No further details have been found. The foreclosure was sale was again scheduled xx (Doc located at”xx”).However, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx under chapter-xx with the case# xx. Currently the loan is with bankruptcy active and the last date of bankruptcy filing on xx/xx/xxxx.

Bankruptcy Comments:According to the PACER, the borrowers xx had filed for bankruptcy under chapter-xx with the case# xx on xx. The POC was filed on xx, the POC amount is $xx and the arrearage amount is $xx. The debtor shall pay the trustee $xx per month for xx months under chapter xx. The schedule D of Voluntary Petition shows that the secured claim is in the amount of xx and the value of the collateral is $xx; however, the unsecured portion is $xx. The last date of filing is on xx.  There is no comment indicating a cram down. Currently the loan is an active bankruptcy.

Update:
As per collection comment dated xx/xx/xxxx, the loan is in bankruptcy, and the post-petition payment due date is xx. Further details not provided.	This Step modification agreement was signed between the borrower xx with the lender xx on xx/x/xxxx. The unpaid principal balance is $xxx,xxx.xx out of which the amount of $x,xxx.xx has been deferred, hence the interest bearing amount is $xxx,xxx.xx. The interest rate x.xxx % which steps up in x steps ending at x.xxx %. The borrower promise to pay the monthly P&I of $x,xxx.xx beginning from xx/x/xxxx till the maturity date xx/x/xxxx. The modification has Balloon provision and balloon payment amount is $xxx,xxx.xx and the due on xx/x/xxxx.	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 545 |-xx-xx-185 |-xx-| -33.94495% Comment: amortization maturity term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: YES.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: YES   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Mod amortization type isd step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 551   Variance: -191   Variance %: -34.66424%   Comment: original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2017   Tape Value: 11/xx/2017   Variance: 30 (Days)   Variance %:    Comment: mod step 1 date is 12/xx/2017.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 12/xx/2018   Tape Value: 11/xx/2018   Variance: 30 (Days)   Variance %:    Comment: mod step 2 date is 12/xx/2018.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx%   Variance:    Variance %:    Comment: LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001112222   Tape Value: 9999999999999xxx99999999   Variance:    Variance %:    Comment: The payment history string M44444444444MMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222211100000000000000000   Tape Value: 99999999x9x9999999999999   Variance:    Variance %:    Comment: The payment history string reversed MMMMMMMMMM4444444444444M.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 50.295%   Tape Value: 4994.000%   Variance: -4943.705%   Variance %: -4943.70500%   Comment: DTI per 1003 is 50.295%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: -1386 (Days)   Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 12/xx/2035 Tape Value: 11/xx/2051 Variance: -5814 (Days) Variance %: Comment: Maturity date is 12/xx/2035. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31131992	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,109.66	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.825%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	43.766%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	Not Applicable	2.700%	xx	01-xx-2011	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject Mortgage was originated on xx
The chain of assignment has been completed.
There is an active junior mortgage in amount $xx in the favor of xx.
Annual Combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No prior delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx , the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections.
According to the payment history as of xx/xx/xxxx , the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The current UPB is in the amount of $xx,xxx.xx.
According to the collection comment dated x/xx/xxxx, the borrower is currently unemployed. As per the comment dated xx/xx/xxxx, COVID workout is active. No further details have been found.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made onxx.The borrower promises to pay the new UPB in the amount of $xx,xxx.xx with step interest rate starting from x.x% which is step up in x steps and ending at interest rate x.xx% and the starting P&I is in the amount of $xxx.xx beginning from x/x/xxxx till the maturity date xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 361 |-xx-xx-1 |-xx-| -0.27700% Comment: Amortized terms are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: no Balloon indicator.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $972.34   Variance: $-972.34   Variance %: -100.00000%   Comment: no deferment.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: did not use for review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: did not use for review.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1285 (Days)   Variance %:    Comment: last payment received date is 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: amortized type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 266   Variance: 94   Variance %: 35.33834%   Comment: Amortized terms are 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.82500%   Tape Value: 8.83000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Stated rate is 8.825%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333323210010000000000000   Variance:    Variance %:    Comment: As per Payment history string reversed 321014244444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000010012333333   Variance:    Variance %:    Comment: As per Payment history string reversed 44444444444444442410123.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: Manufactured Housing Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31324322	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,346.47	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.850%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	608	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	4.875%	xx	01-xx-2019	Financial Hardship	According to updated title repor dated xx the subject mortgage was originated on xx and recorded on xx under xx in Book xx and Page xx to secure the loan amount of xx
Chain of assignment is complete.

There are multiple xx liens filed against subject property for unpaid solid waste assessment and sewer services in the total amount of xx The subject property is located in xx and there is a risk of property getting foreclosed if the said xx liens remain unsatisfied.

RE tax status:

The RE taxes for the year xx have been delinquent in the amount of xx which were due on xx The delinquent amount was good through till xx

Update:
According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the loan amount of xx in favor of 'xx.
There are two xx liens against the borrower in the total amount of xx which were recorded on xx and xx in favor of 'xx'.
The utility charges for xx are delinquent in favor of xx which are payable through xx
The combined taxes for xx are paid off in the amount of xx
The combined taxes for xx are paid off in the amount xx
As per the review of payment history as of xx the borrower is current with loan payments and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

Update: Update: According to a review of the PH tape data as of xx the borrower is current with the loan, and the next due date is xx The date of the last payment received is not available. The interest rate is xx and P&I is xx The UPB is xx	Collections Comments:The current loan status is xx and in active xx As per the payment history as of xx the borrower is current with loan payments and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx
The loan was recently modified with new modified principal balance of xx with interest rate of xx and the borrower promises to pay P&I in the amount of xx beginning from xx
The reason for default is illness of the borrower. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available in the collections comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under xx with the xx on xx The POC was filed on xx with secured claim in the amount of xx and the arrearage amount of xx The plan was confirmed on xx The debtor was supposed to pay the trustee xx for xx months underxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx There is no comment indicating a cram-down. The MFR was filed on xx The bankruptcy was discharged on xx As per Trustees final Report dated xx debtor has paid total arrears in the amount of xx towards the subject creditor xx	The loan modification agreement reflects modified UPB in the amount of xx to be paid with fixed interest rate of xx and P&I of xx from xx The new maturity date will be xx Agreement provides balloon payment provision at maturity.	Credit Application Loan Program Info Disclosure	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - 6 month WSJ |-xx-| |-xx-| Comment: Mod is missing. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 1517 (Days)   Variance %:    Comment: Last peyment was received on xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as xx The Original Note Amortization type was xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -83   Variance %: -18.73589%   Comment: The Original Note reflects the Loan Maturity Term in Months as xx The last Modification added xx months to the term and the new Term in Months is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 59.43920%   Comment: The Note reflects the Original Stated P&I as xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Note reflects the Original Stated Rate as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000001   Tape Value: 00M999999999   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 0000mmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000000000000000000000   Tape Value: 999999999M00   Variance:    Variance %:    Comment: The Payment History String reversed is mmmmmmmm0000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: 1003 is missing. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31366021	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,115.74	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.834%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	Not Applicable	30.393%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx
The chain of assignment is incomplete. The loan is currently in the assignment with xx
There is one civil judgment (judgment lien) open against the borrower "xx
First half county taxes of xxxx have been paid off in the amount of $x,xxx.xx on x/xx/xxxx.
Second half county taxes of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year in the updated report.
As per the review of payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date is $xxx,xxx.xx.	Collections Comments:Loan current status is collection.
As per the review of payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date is $xxx,xxx.xx.
No record of foreclosure & bankruptcy has been found.
The loan was not modified since origination. This is ARM loan and the borrower is making payments as per the payment change notice dated x/xx/xxxx located on "xx".
As per collection comment dated x/xx/xxxx, the RFD is excessive obligation or unsteady work. The repayment plan has been sent to the borrower on x/xx/xxxx. However, the borrower has committed that she could make a payment of $xxxx.xx. The payments of $xxxx.xx & $xxxx.xx were received on x/xx/xxxx & xx/xx/xxxx respectively. However, it is unable to confirm that the borrower is impacted by Covid-xx or not.
No damage and repairs have been found latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: ARM Lifetime Floor Percent Loan Value: 2.600% Tape Value: 0.000% |-xx-| 2.600% |-xx-| 2.60000% Comment: ARM lifetime floor percent is 2.600%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: xx
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 7/xx/2020   Variance: 1251 (Days)   Variance %:    Comment: Last payment received date is 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 5/xx/2021   Tape Value: 9/xx/2020   Variance: 242 (Days)   Variance %:    Comment: Next rate change date is 5/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.83400%   Tape Value: 3.83000%   Variance: 0.00400%   Variance %: 0.00400%   Comment: Original stted rate is 3.8340%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000112223   Tape Value: 333332222222222222221102   Variance:    Variance %:    Comment: Payment history string 2133333MMMMMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 322211000000000000000000 Tape Value: 201122222222222222233333 Variance: Variance %: Comment: Payment history string reversed MMMMMMMMMMMMMMMMM3333312. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to confirm the operative index value due to missing documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31414264	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,693.85	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.650%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	593	Not Applicable	54.908%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment of mortgage is currently with the xx.
There is an active Credit card judgment against the borrower in the amount of xx which was recorded on xx in favor of xx.
Annual combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.

Update: Review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
There is an active credit card judgment against the borrower in the amount of xx, which was recorded on xx  in favor of xx.
The combined taxes for xxxx are paid off in the amount of $xxx.xx.
No prior-year delinquent taxes have been found.
Review of the latest xx months payment history shows that the borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. We are unable to determine the last payment received. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Evidence has been found regarding the COVID-xx in the available servicing comments. As per comment dated x/xx/xxxx the borrower stated that he had COVID-xx. Due to COVID-xx borrower is failed to make payment and request for Pandemic Assistance. No further information has been found regarding the COVID-xx in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Original Standard LTV (OLTV) Loan Value: xx
Field: Payment History String   Loan Value: 000000000004444444443221   Tape Value: 443222100003222222222221   Variance:    Variance %:    Comment: Payment History String is 444424444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 122344444444400000000000   Tape Value: 122222222222300001232344   Variance:    Variance %:    Comment: Payment History String Reversed is 4444444444444444442444444.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 54.908%   Tape Value: 5399.000%   Variance: -5344.092%   Variance %: -5344.09200%   Comment: Post-Close DTI per 1003 is 54.908%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31501801	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$19,263.26	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.150%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	48.821%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with xx. No single assignment of mortgage is available in the updated title report. The chain of assignment is completed as the subject mortgage is still with the lender, xx. Active junior or senior judgments/liens/mortgages: x. There is an active senior/prior Mortgage available in the updated title report in the amount of xx in favor of "xx" and which was recorded on xx x. . There is an active senior/prior Mortgage available in the updated title report in the amount of xx in favor of "xx" and which was recorded on xx The 1st installment of County tax for xxxx has been paid off in the amount of xx on xx and 2nd installment of xx has also been paid off on xx No prior year delinquent taxes have been found in the updated title report.	The loan was originated on xx and the xst payment due is xx and the loan is not due yet.

According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:The loan was originated on xx and the xst payment due is xx and the loan is not due yet. The borrower has been a Self Employed xx for xx years and also is receiving Social Security Retirement income per jobs as he is xx years old,

Updated:
The current status of the loan is current.
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the latest CC, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Cash Out Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: The Cash-Out of the loan is xx but tape shows as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains either: A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; or the Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; or the Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance Ease risk indicator is moderate as this loan is failing for Qualified Mortgage Safe Harbor Threshold.  This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.171%) is exceeded APOR (6.070%) by 0.101%. The APR threshold is 6.070% and the subject loan is escrowed one.   Qualified Mortgage Safe Harbor Threshold: FAIL      Charged: 6.171%      Allowed: 6.070%     Over by: +0.101%"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test: FAIL     Charged: 6.171%      Allowed: 6.070%     Over by: +0.101%"
* Missing Required Disclosures (Lvl 3)     "Intent to proceed disclosure is missing from the loan file."
																																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure to the Borrower(s) on LE dated xx discloses the loan will not be transferred and the originator will service the loan."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.821% as the Borrower income is $26,957.77 and total expenses are in the amount of $13,161.16 per 1008 (Locator#xx). This loan is manual underwritten. SOL expired. Downgraded to LVL 2."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31513557	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,712.50	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx in the amount of xx with “xx” and it was recorded on xx as Bk/Pg# xx The chain of assignment is not completed as the subject mortgage is currently assigned to “xx" instead of “xx”. No active lien or judgment found pending against borrower. Annual county taxes for the year xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx. Annual county taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx. No delinquent taxes have been found for the prior year.	The review of updated payment history as of x/xx/xxxx shows that the borrower is current with the loan. Next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per seller tape data provided is $xxx,xxx.xx.	Collections Comments:The subject loan is currently in bankruptcy. The review of updated payment history as of x/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per seller tape data provided is $xxx,xxx.xx. The foreclosure was initiated on the property. As per the doc located at “xx”, the file referred to attorney on xx & the complaint was filed on xx. However; it further put on hold due to bankruptcy filing under chapter xx with the case# xx on xx. The loan is still in active bk & the current status is plan confirmed. The date of last filing was xx. No further details have been found. As per the BPO report located at "xx", the property is owner occupied with axxge condition & no damage or repairs have been found.
Foreclosure Comments:The foreclosure was initiated on the property. As per the doc located at “xx”, the file referred to attorney on xx & the complaint was filed on xx. However; it further put on hold due to bankruptcy filing under chapter xx with the case# xx on xx. The loan is still in active bk & the current status is plan confirmed. The date of last filing was xx No further details have been found.
Bankruptcy Comments:As per xx, the debtor "xx" had filed bankruptcy under chapter xx with the case# xx on xx. The POC was filed on xx with the secured claim amount of $xx and the arrearage amount of $xx,xxx.xx. The schedule D of voluntary petition shows secured claim is in the amount of $xx with the supporting value of collateral is xx, so there is no unsecured amount. The amended chapter xx plan was filed on xx and it was confirmed on xx according to which debtor would make payment of $xxx.xx each month to cure the arrearage of $xx,xxx.xx. It further states that the monthly payment of $xxx for x months & $xxx for xx months would be made by the debtor to trustee. The date of last filing was xx.	This is a conventional fixed rate mortgage with a P&I of $x,xxx.xx with the rate of interest x.x% and a maturity date of x/xx/xxxx. The P&I as per payment history is $xxx.xx and the rate of interest is x.xxx %. However, there is an decrease in P&I & rate of interest with respect to Note data which seems that there would be a possibility of modification. As per the seller tape, the modification effective date was x/xx/xxxx. However; the modification agreement is missing from the loan file.	Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: FC was initiated on the property. Further, was put on hold due to bk. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 7/xx/2012   Variance:    Variance %:    Comment: Modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Type:
Field: Original Stated P&I   Loan Value: $1547.84   Tape Value: $1547.85   Variance: $-0.01   Variance %: -0.00064%   Comment: As per note, the original P&I is $1547.84.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 998777666655544332221100   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 011322433344444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 001122233545556666787899   Variance:    Variance %:    Comment: The Payment History String reversed is 444444444444443334223110.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: This is refinance case.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Modification is missing from the loan file. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report the appraised value is "xx". However; according to the note, the original loan amount is "xx" which is greater than the appraised value. Hence, LTV/ CLTV exceeds xx."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31621378	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,701.01	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	300	300	xx	xx	Not Applicable	HELOC	Revolving	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the Pro-title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently the assignment is with xx
There is a judgment against the borrower in the favor of xx
The combined taxes of xxxx/xxxx have been paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx(P&I) with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xx,xxx.xx.	Collections Comments:The loan is in collections.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the tape of the payment history is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.
As per collection comment dated xx the reason for default is curtailment of income.
As per collection comment dated xx the property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Does Lender G/L is NA. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 1/xx/2020   Variance: 1432 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Revolving   Tape Value: Fixed   Variance:    Variance %:    Comment: Revolving.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 7/xx/2005   Tape Value: 7/xx/2005   Variance: -5 (Days)   Variance %:    Comment: Note date is 7/xx/2005.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000004444   Tape Value: 333333210210321210001001   Variance:    Variance %:    Comment: Payment History String is 12121212121212234; tape reflects 10010100012123131323333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444400000000000000000000   Tape Value: 100100012323012012333333   Variance:    Variance %:    Comment: Payment History String Reversed i 12121212121212234; tape reflects 10010100012123131323333.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2030 Tape Value: 7/xx/2030 Variance: 7 (Days) Variance %: Comment: 7/xx/2030. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."
* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC Information Booklet is missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31644939	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$6,787.13	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$3,613.75	xx	7.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	120	Refinance	xx	xx	Alternative	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx
Chain of assignment has been completed. Currently, the mortgage is with xx
There is a notice of special tax lien against the subject property which was recorded on xx
There are x water/sewer liens against the subject property in the favor of xx
There is a notice of non-compliance with water permit rules (code enforcement lien) in the favor of xx
1st and 2nd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history as of x/xx/xxxx, the borrower has been delinquent for xx/xx/xxxx and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. The UPB is $xxx,xxx.xx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx.	Collections Comments:
The loan is currently in bankruptcy-delinquent and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. As per the review of the PACER report, the borrower xx The plan was confirmed on xx The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid-xx. As per the comment dated xx the property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx. The POC was filed on xx with its secured portion as xx and its arrearage amount is xx As per the chapter xx filed on xx the debtor shall pay the trustee the amount of $xxx per month for x months and the amount of $xxxx for xx months.
The plan was confirmed on xx
This is Conventional ARM rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxxxx% and a maturity date of xx The P&I as per payment history is xx and rate of interest is xx however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The tape reflects the loan was modified on xx with its maturity as xx However, the agreement is missing from the loan file.	Affiliated Business Disclosure
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 418 |-xx-xx-58 |-xx-| -13.87559% Comment: As per the note, the loan maturity term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per the note, there is no balloon provision.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 5/xx/2012   Variance:    Variance %:    Comment: However, the agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the note, there is a interest only period.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the note, the loan amortized type is ARM.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan type is conventional. As per the application, the MI fees is $482.92.  However, the MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file. The values are updated as per the tape."
* Missing Required State Disclosures (Lvl 2)     "The property is located in California. The following state disclosures are missing from the loan file,

1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer Recommendation Disclosure
6. CA Fair Lending Notice
7. Anti-Tying Disclosure
8. Privacy Notice
9. Notice of Right to Copy of Appraisal
10. Application for Credit-Married Persons
11. Fair Debt Collection Notice
12. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31673922	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,429.61	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.850%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	720	757	21.604%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2016 12:00:00 AM	xx	xx	3.625%	xx	01-xx-2016	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xxwith xx. The chain of assignment is not completed as currently the assignment is with “xx” recorded on xx instead of “xx”. There is an IRS lien against the borrower in the amount of $xx which was recorded on xx in the favor of xx. There are x civil judgments against the borrower in the total amount of $xx filed by different plaintiffs & recorded on different dates. Annual taxes have been paid in the amount of $x,xxx.xx. No delinquent taxes have been found for the prior years.	According to a review of the payment history as of x/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
According to a review of the payment history as of x/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is x/xx/xxxx.  The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
AS per collection comments review, borrower’s intention is to keep the property. Property is in axxge condition and no evidence of damage has been found.
The loan modification agreement was made on x/xx/xxxx between the borrower “xx” and lender “xx”. The borrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from x/xx/xxxx, which will get periodically changed in x steps till the maturity date of xx/xx/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx. From UPB, the principal balance was deferred in the amount of $xx,xxx.xx and Interest bearing amount is $xxx,xxx.xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER report, the borrower “Justo Gabriel Acosta and Claudia J. Salazar Acosta” had filed bankruptcy on x/xx/xxxx with case# xx-xxxxx under chapter xx. Plan has been confirmed on xx/xx/xxxx. POC was filed on x/xx/xxxx states the amount of secured claim is $xxx,xxx.xx with arrearage amount of $xx,xxx.xx. The debtor was discharged and terminated on xx/xx/xxxx.	The loan modification agreement was made on x/xx/xxxx between the borrower “xx” and lender “xx”. The borrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from x/x/xxxx, which will get periodically changed in x steps till the maturity date of xx/x/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx. From UPB, the principal balance was deferred in the amount of $xx,xxx.xx and Interest bearing amount is $xxx,xxx.xx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Does Lender G/L Require MI? is Not Applicable Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 4/xx/2021   Tape Value: 3/xx/2021   Variance: 31 (Days)   Variance %:    Comment: Mod Step 2 Date is 4/xx/2021   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 4/xx/2022   Tape Value: 3/xx/2022   Variance: 31 (Days)   Variance %:    Comment: Mod Step 3 Date is 4/xx/2022   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000010000000000   Tape Value: 000001223345672310123232   Variance:    Variance %:    Comment: Payment History String is 122323011232344444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000010000000000000 Tape Value: 232321013676543322100000 Variance: Variance %: Comment: Payment History String is 122323011232344444444444 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1 settlement date is xx, which is different from note date xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31699322	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$449.54	$207.20	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.239%	181	181	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	11.579%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx the subject mortgage was originated on xx in favor of xx and it was recorded on xx The chain of assignment has been completed. Currently, the mortgage is with the xx. No active judgments or liens have been found.
Update:
As per the updated title report dated xx the subject mortgage was originated on xx in favor of xx and it recorded on xx
No active liens and judgments have been found.
The first and second installment town taxes for xxxx have been delinquent on xx for the amount of xx which is payable on xx
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.

Update:
According to the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date for the payment is xx/xx/xxxx. The date of the last payment received is not available. The P&I is $xxx.xx, the interest rate is xx.xx%, and the PITI is $xxx.xx. The UPB is $x,xxx.xx.	Collections Comments:Loan is in performing status. The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx. No foreclosure proceedings have been found. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 183   Variance: -2   Variance %: -1.09289%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.23900%   Tape Value: 10.23960%   Variance: -0.00060%   Variance %: -0.00060%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -61 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 49 Tape Value: 51 Variance: -2 Variance %: -3.92156% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed. Appraisal report at the time of origination is missing from the loan file. As per seller tape subject property is manufactured house. Neither VIN# number is listed in the mortgage legal nor short form title policy at origination shows Alta7 endorsement attached with it. No affixation document has been found in the loan file. Tax report from updated title shows separate assessment for land and improvement. Unable to determine whether the home is affixed to the permanent foundation or not."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the ME rate spread home loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a rate spread home loan, as defined in the legislation. While the Maine Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan fie."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31738413	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$7,752.28	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.400%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	5.875%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx and was recorded on xx, in the amount of xx, with xx. The chain of assignment has been completed as the assignment is with xx.
There are three IRS liens recorded on the different dates in the amount of $ xx all are in the favor of xx
There are x municipal liens against the subject property recoded on xx in the amount of $xx in the favor of xx; however, the subject property is located in xx which is super lien state so the property may get  foreclosed due to this unpaid lien and this can be cured by paying off the lien amount with the additional charges if any.
The annual taxes have been paid in the amount of $ x,xxx.xx. No prior year delinquent taxes have been found.

Review of Payment History as of dated x/xx/xxxx reveals that the borrower has been delinquent for x month as the borrower is making regular payments and the next due for the regular payment is xx/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as per the tape data as of date is in the amount of $xxx,xxx.xx.	Collections Comments:The collection comments review states that the loan is performing.
Review of Payment History as of dated x/xx/xxxx reveals that the borrower has been delinquent for x month as the borrower is making regular payments and the next due for the regular payment is xx/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as per the tape data as of date is in the amount of $xxx,xxx.xx.
The loan has been modified once since origination.
No recent bankruptcy or foreclosure activity found.
Death cert for Borrower xx found in the loan files located at "  xx".
The current occupancy and property condition are unable to be determined from the available comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xx records, the borrower had filed the bankruptcy under chapter xx with the case# xx and the POC was not filed. However, the debtor was dismissed and the case was terminated on xx. However, teh dcouments are unavailable on xx	This loan modification agreement was made between borrower and servicer on xx. The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an initial modified initial interest rate of x.xxx% which will step up in x steps ending at x.x% and new P&I in the amount of $xxx.xx. The payments were started from xx and the new maturity date will be xx. This modification does not contain balloon provision.

Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Updated as per PACER records. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Updated as per the note.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per review no foreclosure activity found.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Updated as per the mod.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000003343322332211   Variance:    Variance %:    Comment: The PH string is 000000000000MMMM33423321.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 112233223343300000000000   Variance:    Variance %:    Comment: The PH reverse string is 123342333MMM0000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Comment: Maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. xx Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31838936	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,352.00	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.300%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	42.697%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	Not Applicable	6.750%	xx	01-xx-2010	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the mortgage is with xx.

There is an active junior mortgage in the amount of $xx,xxx in favor of MERS as nominee for xx.

No active judgments or liens have been found.
Annual city taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual school taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
Collections Comments:The loan is currently in bankruptcy and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. The FC was placed on hold. As per the review of the PACER report, the borrower xx had filed Bankruptcy under chapter-xx on xx. The plan was confirmed onxx.
The RFD is unable to be determined.
 The property is owner occupied. No repairs and damages have been found.
No comments have been found stating the borrower’s income has been impacted by Covid-xx.

Update:-
As per the comment dated xx/xx/xxxx, the post-petition due date was xx and same comment shows that BK is still active.
As per the tape data the current status of the loan is bankruptcy-current.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney onxx. The FC was placed on hold.
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed Bankruptcy under chapter-xx on xx. The POC was filed on xx/xx/xxxx with the amount of claim as xx. As per the chapter xx plan filed on xx, the debtor shall pay the trustee the amount of $xxxx for xx months. The plan was confirmed on xx.

Update:-

As per the comment dated xx/xx/xxxx, the post-petition due date was xx and same comment shows that BK is still active.	As per the modification agreement which was made on xx between the xx. As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with the interest rate of x.xxx% beginning from xx/x/xxxx. The maturity date is xx.	Affiliated Business Disclosure	Field: Current Occupancy Loan Value: Owner (or Former): Primary Home Tape Value: Tenant |-xx-| |-xx-| Comment: Current occupancy is owner or former : primary home. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx  Variance: 30 (Days)   Variance %:    Comment: As per the modification agreement which was made on xx between the borrowerxx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx Variance: -1644 (Days)   Variance %:    Comment: As per the Note, the First payment date is xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 12/xx/2017   Variance: 2217 (Days)   Variance %:    Comment: According to the payment history as of 10/xx/2020, the borrower has been delinquent for 33 months and the next payment is due for 1/xx/2018. The last payment was received on 8/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000011   Tape Value: 33333333B333333333333333   Variance:    Variance %:    Comment: As per the Payment history, the string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 110000000000000000000000   Tape Value: 333333333333333B33333333   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Interest Rate Test: FAIL Loan Data 8.300%, Comparison Data 7.250% and Variance +1.050%
Prepayment Term Test: FAIL Loan Data 36Months, Comparison Data 0Months and Variance 36Months"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31982883	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$486.09	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.854%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03-xx-2010	xx	Not Applicable	7.960%	xx	9/xx/2010 12:00:00 AM	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx. The chain of the assignment has been completed. Currently, the mortgage is with xx. The county annual taxes for the year of xxxx have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.
The Adjustment of terms agreement was made on x/xx/xxxx between the borrower xx. The borrower promises to make a monthly payment of $xxx with the interest rate of x.xxx% beginning from x/xx/xxxx till the maturity date of x/xx/xxxx. The New Principal Balance stated in the modification is xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
As per servicing comments, unable to determine the reason for default.
The latest BPO report dated x/xx/xxxx shows that the subject property needs repairs for the estimated amount of $xxx, which consist of clean exterior siding estimated the cost in the amount of $xxx and remove discarded chair in front yard in the amount of $xx. No further details have been found stating the completion of repairs. However, the collection comments do not indicate any damage and repairs. ( Refer Doc: xx). The subject property is owner-occupied and is in fair condition. The subject property As-Is sales price is $xx,xxx and repaired As-Is price is $xxx,xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Adjustment of terms agreement was made on x/x/xxxx between the borrower xx. The borrower promises to make a monthly payment of $xxx with the interest rate of x.xxx% beginning from x/xx/xxxx till the maturity date of xx. The New Principal Balance stated in the modification is xx.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $1905.16 |-xx-| $-1905.16 |-xx-| -100.00000% Comment: $0.00 Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 503   Variance: -263   Variance %: -52.28628%   Comment: 240   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Cash out   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Manufatured House Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "This loan failed the NC rate spread home loan test.
NC Rate Spread Home Loan Test: FAIL
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
This loan failed the DTI provided test.
NC RSHL DTI Provided Test: FAIL
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
NC RSHL Documentation Type Test: FAIL
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NC rate spread home loan test.
NC Rate Spread Home Loan Test: FAIL
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
This loan failed the DTI provided test.
NC RSHL DTI Provided Test: FAIL
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
NC RSHL Documentation Type Test: FAIL
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* Property is Manufactured Housing (Lvl 4)     "Home not affixed. According to the appraisal report dated xx the subject property is a manufactured home (Doc -xx). The VIN number is not available in the legal description of the subject mortgage.
The updated title report dated xx shows separate tax assessment for land and improvements. The affidavit of affixation is not available in the loan file. The final title policy available in the loan file does have an Endorsement for this manufactured home. However, we are unable to determine whether the manufactured home is permanently attached to land or not."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina state. The following state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$300.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32049669	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,642.62	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	48.877%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of assignment has not been provided with the Updated title report. Currently, the mortgage is with the original lender xx
Company.
No active liens and judgments have been found against the borrower and property.
The annual county taxes of the year xxxx have been due in the amount of xx which was due on xx
The xxxx annual city and county taxes of the year xxxx have been paid in the amount of xx
No prior years of delinquent taxes have been found.

Updated comment:
As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of “xx”.
There is a HOA lien on the subject property in favor of “xx” in the amount of xx which was recorded on xx
The combined annual taxes for the year xxxx has been paid in the amount of xx on xx
The annual county taxes for the year xxxx has been paid in the amount of xx on xx
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xxx,xxx.xx.
Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
Currently the borrower is working at xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	Field: Post-Close Housing Ratio per 1003 Loan Value: 48.877% Tape Value: 49.930% |-xx-xx-1.053% |-xx-| -1.05300% Comment: Post-Closing housing ratio is 112.493%. Tape Source: Initial Tape Type:	3: Curable	* Assets Verification (Lvl 3) "Unable to verify EMD of $1,500.00 since no evidences are available to confirm the deposit of $1,500.00."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "1. This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.  2. This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the TILA finance charge test.The finance charge is $150,630.61. The disclosed finance charge of $148,569.41 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test.The finance charge is $150,630.61. The disclosed finance charge of $148,569.41 is not considered accurate because it is understated by more than $100."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase of $10.00 on final CD dated xx An initial LE dated xx reflects the GA Residential Mortgage Fee as $0.00, however, the final CD dated xx reflects the it as $10.00. There is a fee increase of $10.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The borrower’s income was calculated incorrectly at origination as $2,381.14. The correct calculated borrower's income is $1,034.58. Due to this, DTI is increased from 48.88% to 112.493%.
The borrower's income was qualified from electronic VOE (Locator#xx). The provided latest paystub dated xx is older than electronic VOE dated xx (Locator#xx). The borrower's YTD is not supporting to prior years W2 and the YTD income is declining in nature. Hence, the lowest income ($1,034.58) has been considered to qualify.

SOL expired. Downgraded to LVL 2."
* Loan does not conform to program guidelines (Lvl 2)     "The provided Seller’s tape is showing the alert that the Credit report was re-pulled on xx (Locator#xx) and found an Installment account (xx) with the amount of $629.00. Hence lost the Approve/Eligible findings. SOL expired. Downgraded to LVL 2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 112.493% as the Borrower income was $1,034.58 and total expenses are in the amount of $1,163.83 and the loan was underwritten by AUS/DU (Locator # xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 48.88%. SOL expired. Downgraded to LVL 2."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32151958	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8.60	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.417%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx with Book/Page# xx in the amount of xx in favor of xx. There is one state tax lien open against the borrower; in the amount of $x.xx which was recorded on xx in favor of xx. xxxx county annual installment taxes have been due off in the amount of $x.xx on xx/xx/xxxx. No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Loan currently is performing. Provided payment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of $xx,xxx.xx.
Review of the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and current interest rate as per payment history is x.xxx%.
No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.
No evidences are available in the latest servicing comments regarding Bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $1323.14 |-xx-| $-1323.14 |-xx-| -100.00000% Comment: Deferred Principal (Modification) Per Payment History is $0.00. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest Calculation Type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO Active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not signed by the borrower however date is printed on ROR."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32181474	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,046.13	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.476%	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Per the Updated Title Report dated xx

There is an active state tax lien available in the updated title report against the borrower in the amount of $xx

Annual county taxes for the year xxxx are due by xx/xx/xxxx in the amount of $x,xxx.xx.	The payment history as of x/xx/xxxx reveals that the loan is currently x months delinquent and next due for the x/xx/xxxx payment. The last payment was received on x/xx/xxxx in the amount of $xxx which was added with suspense funds and applied to the February, March, and April xxxx payments. The current UPB reflects in the amount of $xxx,xxx.xx. The payment history reflects a "xnd Mortgage" in the amount of $xx,xxx.xx which is deferred interest from the loan being modified. The current rate reflects x% and the current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The loan is currently in Bankruptcy, x months delinquent, and next due for the x/xx/xxxx payment. The last payment was received on x/xx/xxxx in the amount of $xxx which was added with suspense funds and applied to the February, March, and April xxxx payments. The current UPB reflects in the amount of $xxx,xxx.xx. The payment history reflects a "xx
Loan Modification Agreement is missing from the loan file.  The Bankruptcy docs provided in Pacer, Proof of Claim, contained the Modification Agreement that was executed by the borrower on xx.  Page x however contains all of the needed info and terms therefore it was marked missing.
According to PACER Report, xx Schedule-D in the voluntary petition shows the amount of claim for the subject mortgage is in the amount of xx with the value of the collateral as xx leaving an unsecured portion in the amount of xx  The POC was filed on xx with the secured claim in the amount of xx and arrearage in the amount of xx The amended chapter xx plan was filed on xx and it was confirmed on xx  According to the confirmed plan debtor would make monthly payment of $xxx.xx to trustee for xx months.  MFR was filed on xx and an order on this motion was entered on xx stating the creditor shall file a claim for the post-petition mortgage arrearage through xx plus the attorney fees and costs in connection with Creditor's Motion for Relief from Stay and Co-Debtor Stay therefore the Motion was Conditionally Denied and if the debtor defaults under the mortgage agreement beginning April xxxx, the Creditor has a right to request a rehearing on the Motion for Relief from Stay and Co-Debtor Stay.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER Report, xx Schedule-D in the voluntary petition shows the amount of claim for the subject mortgage is in the amount of xx with the value of the collateral as xx leaving an unsecured portion in the amount of xx The POC was filed on xx with the secured claim in the amount of xx and arrearage in the amount of xx The amended chapter xx plan was filed on xx and it was confirmed on xx According to the confirmed plan debtor would make monthly payment of $xxx.xx to trustee for xx months. MFR was filed on xx and an order on this motion was entered on xx stating the creditor shall file a claim for the post-petition mortgage arrearage through xx plus the attorney fees and costs in connection with Creditor's Motion for Relief from Stay and Co-Debtor Stay therefore the Motion was Conditionally Denied and if the debtor defaults under the mortgage agreement beginning April xxxx, the Creditor has a right to request a rehearing on the Motion for Relief from Stay and Co-Debtor Stay.	Loan Modification Agreement is missing from the loan file. The Bankruptcy docs provided in xx	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value:xx. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xxTape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The MI Cert is missing from the file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32290951	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,198.33	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	637	Not Applicable	45.177%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and which was recorded on xx in the amount of xx with xx
The chain of assignment has not been completed. No assignment has been found. Current assignment should be with xx
No active judgments or liens have been found.
Annual County taxes for the year of xxxx have been due in the amount of xx
No prior delinquent taxes have been found.
As per the review of updated payment history as of x/xx/xxxx, the loan is currently in delinquency for x month and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount $x,xxx.xx for the due date x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.

Collections Comments:The review of the collection comment shows that the loan is in collections.
As per the review of updated payment history as of x/xx/xxxx, the loan is currently in delinquency for x month and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount $x,xxx.xx for the due date x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
 As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: ARM Index Type Loan Value: LIBOR - One Year WSJ Tape Value: LIBOR - One Year Fannie Mae |-xx-| |-xx-| Comment: ARM Index Type is Libor-One Year WSJ. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: 2.250%   Tape Value: 0.000%   Variance: 2.250%   Variance %: 2.25000%   Comment: ARM Lifetime Floor Percent is 2.250%.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx Variance %:  xx   Comment: Original Standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of Transaction per HUD-1 is Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unable to be determined as the supportive documents is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32329360	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,461.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	39.455%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.

There is one junior mortgage against the subject property in favor of xx by and through its xx which was recorded on xx in the amount of xx.

No active judgments or liens have been found against the borrower or subject property.

The annual Combined Taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.

The loan has not been modified since origination.
No evidence of foreclosure has been found.
As per PACER report no bankruptcy filing has been found since from loan origination
At the time of origination borrower is working as “xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Report
Good Faith Estimate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal	Field: Escrow Balance per Payment History Loan Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: XXXXXXXXXXXXCCCC3CCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCCCCC3CCCCXXXXXXXXXXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xxComment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Missing credit report (Lvl 4) "The borrower's Credit report is missing from the loan file at origination."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The final GFE is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "The Homeownership Counseling disclosure is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "Initial TIL is missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "The executed copy of Intent to proceed disclosure is missing from"
* Missing Appraisal (Lvl 3)     "An Appraisal report at origination is missing from the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/xx/LP is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Missing Initial Application signed by the Borrower."
* Missing or error on the Rate Lock Document (Lvl 3)     "The executed copy of Rate Lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "The following disclosures/documents are missing from the loan file.

1. Fraud Guard Report

2. Settlement Services Providers List (SSPL) disclosure

3. Home Loan Tool Kit"
* purchase Contract is missing (Lvl 3)     "The purchase contract is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower's ATR since there are no supportive documents for Income (Such as ;attest Paystubs, prior years W2, Individual Income Tax Returns, VOE & WVOE), Credit (Credit report) & Assets (Prior Years Bank statements) are available in the loan file to determine borrower's ATR. SOL expired, downgraded to LVL2."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "The subject property Hazard Insurance Certificate is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32341920	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$426.48	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.460%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	537	Not Applicable	18.375%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	Not Applicable	4.415%	xx	01-xx-2010	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx
The chain of assignment is incomplete. Currently, the mortgage is with xx instead of “xx.”
There are liens & judgments open as follows:
There are multiple state tax liens open against the borrower “xx”” in the total amount of xx in favor of "xx" which were recorded on different dates.
There are multiple IRS liens open against the borrower “xx”” in the total amount of xx in favor of " xx " which were recorded on different dates.
There are multiple judgments open against the borrower “xx”” in the total amount of $xx which were recorded on different dates.
First and second installment county taxes of xxxx are due on xx/xx/xxxx & x/xx/xxxx in the total amount of $xxx.xx.	The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P & I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx.

Collections Comments:Loan is in bankruptcy.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
As per xx, the debtor had filed Bankruptcy under chapter-xx with the case#xx on xx. The POC was filed on xx, in the secured claim of xx and an arrearage in the amount of $x,xxx.xx. Chapter xx plan was filed on xx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid in the amount of $xxx monthly. Plan was confirmed on xx. Trustee Motion to Dismiss the case was filed on xx.
The foreclosure was started in xx and the complaint (xx) was filed in xx with the case#xx. Foreclosure was put on hold due to borrower had filed bankruptcy under chapter-xx on xx with the Case#xx. Currently, the bankruptcy case is active. As per comment dated x/xx/xxxx, the foreclosure sale has been postponed from xx to xx. No further details have been found.
According to collection comment, no damages or repairs have been found.

Update: As per tape data as of xx/xx/xxxx, the current status of the loan is Bankruptcy-current. The borrower is current on the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxxxx.xx.
As per xx, the debtor had filed bankruptcy under Chapter xx with the case number xx on xx. The comment dated xx/xx/xxxx shows that the BK case was discharged but not terminated. Further details were not found.
No evidence has been found regarding the foreclosure process.
No visible damages or repairs are found.

Foreclosure Comments:The foreclosure was started in xxand the complaint (xx) was filed in xx with the case#xx. Foreclosure was put on hold due to borrower had filed bankruptcy under chapter-xx on xx with the Case#xx. Currently, the bankruptcy case is active. As per comment dated x/xx/xxxx, the foreclosure sale has been postponed from xx to xx. No further details have been found.
Bankruptcy Comments:As per xx, the debtor had filed Bankruptcy under chapter-xx with the case#xx on xx. The POC was filed on xx, in the secured claim of xx and an arrearage in the amount of $x,xxx.xx. Chapter xx plan was filed on xx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid in the amount of $xxx monthly. Plan was confirmed on xx. Trustee Motion to Dismiss the case was filed on xx.

Update: As per xx, the debtor had filed bankruptcy under Chapter xx with the case number xx on xx. The comment dated xx/xx/xxxx shows that the BK case was discharged but not terminated. Further details were not found.	The loan modification agreement was made between borrower and x (Servicer) on xx/x/xxxx with the new modified unpaid principal balance of $xx,xxx.xx. The lender has permanently forgiven principal balance in the amount of $xx,xxx.xx. The principal forgiven exceeds x% of modification amount. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/x/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Currently in foreclosure is yes Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Lender G/L require Mi is not applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx Tape Type:
Field: Payment History String   Loan Value: 000000000000001000044444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payemnt history string is 44444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444440000100000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Variance: Variance %: Comment: Property address street is xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower. Also, some of fees are not visible clearly."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1, the Settlement date is 02/xx/2006 which is different from note date 2/xx/2006."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32343707	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,157.24	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.790%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	612	Not Applicable	48.066%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2009	xx	Not Applicable	5.250%	xx	12/xx/2009	Financial Hardship	According to Updated title report dated xx/xx/xxxx, the subject was originated on xx
The chain of assignment has been completed. Currently, the assignment is from xx
No active liens and judgments against the borrower and property have been found.
1st installment county taxes of the year xxxx have been due in the amount of $xxx.xx which was due on xx/xx/xxxx.
1st installment utility taxes of the year xxxx have been due in the amount of $xx.xx which was due on xx/xx/xxxx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:
The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
The loan was modified on xx/xx/xxxx.
As per comment dated xx/xx/xxxx, the borrower’s income is impacted by Covid-xx. As per comment dated xx/xx/xxxx, the borrower is Unemployed. As per comment dated xx/xx/xxxx, the Covid-xx deferment processed and the new due date is xx/xx/xxxx. No further details are available.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated xx/xx/xxxx, the subject property is owner-occupied. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified once since the origination on xx/x/xxxx with the new principal balance in the amount of $xxx,xxx.xx. The borrower had promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/x/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 362 |-xx-xx-2 |-xx-| -0.55248% Comment: 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $674.16   Variance: $-674.16   Variance %: -100.00000%   Comment: $0.00   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 012311231100000001211100   Tape Value: 032113211100000002111100   Variance:    Variance %:    Comment: 012311231100000001211100   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001112100000001132113210   Tape Value: 001111200000001112321230   Variance:    Variance %:    Comment: 001112100000001132113210   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 48.066%   Tape Value: 4806.600%   Variance: -4758.534%   Variance %: -4758.53400%   Comment: 48.066%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Cash Out. Tape Source: Initial Tape Type:	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "Modification agreement was not recorded or recorded in wrong county."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32394224	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$466.33	07/xx/2020	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.186%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	6.750%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment is completed. Currently assignment is with xx.
x. There is an active junior civil Judgment against xx in the amount of xx in favor of xx and it was recorded on xx.
The county taxes for xxxx have been paid off in the amount of $xxx.xx.
No prior delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx, borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
Fay Servicing Comments
As per review of latest payment history as of x/xx/xxxx, borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.
The comment dated x/xx/xxxx shows that subject property is occupied and no visible damages have been found.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the step judgment filing has been entered on xx and the file went hold due to the trail mod on x/xx/xxxx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
The comment dated x/xx/xxxx shows that reason for default is excessive obligation.
The comments does not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
According to PACER, debtor xx had filed Bankruptcy under chapter-xx on xx with the Case#xx. The plan was confirmed on xx. The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx. The POC was filed on xx with the secured claim of xx with an arrearage of xx. The trustee’s final report dated xx does not reflect any payment towards subject creditor. The bankruptcy case was discharged and terminated on xx.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the step judgment filing has been entered on xx and the file went hold due to the trail mod on x/xx/xxxx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to PACER, debtor xx had filed Bankruptcy under chapter-xx on xx with the Case#xx. The plan was confirmed on xx. The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx. The POC was filed on xx with the secured claim of xx with an arrearage of xx. The trustee’s final report dated xx does not reflect any payment towards subject creditor. The bankruptcy case was discharged and terminated on xx.
The loan was modified on x/x/xxxx with the fixed amortization with the new principal balance of $xxx,xxx.xx and the new interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xxx % beginning from x/x/xxxx and the new maturity date is x/x/xxxx.
Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 651 |-xx-xx-291 |-xx-| -44.70046% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy (Post-Loan Origination)? is Yes.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure is Yes.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentation Type is No Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 651   Variance: -291   Variance %: -44.70046%   Comment: LOan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 00123mmmmmmmmmmmmmmmmmmm   Tape Value: 008766666654333223332121   Variance:    Variance %:    Comment: Payment History String is 00012mmmmmmmmmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmmmmmmmmmmmmmmm32100   Tape Value: 121233322333456666687800   Variance:    Variance %:    Comment: Payment History String Reversed is mmmmmmmmmmmmmmmmmmm21000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 4152.000%   Variance:    Variance %:    Comment: Post-Close DTI per 1003 is Unavailable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $130000.00 Variance: Variance %: Comment: Sales Price (HUD-1 Line 101) is Not Applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in GA State and required disclosures are missing from the loan file.

1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32422956	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,119.55	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Yes	Yes	No	690	Not Applicable	42.120%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2018 12:00:00 AM	xx	Not Applicable	5.500%	xx	01-xx-2018	Financial Hardship	Review of updated title report dated xx

The chain of assignment is complete. The loan is currently the assignment with xx

There is one civil judgment open against the borrower in the amount of xx
Year of xxxx annual county taxes are due on x/xx/xxxx in the amount of $x,xxx.xx.

No any prior year taxes have been delinquent as per updated title report.
The review of updated payment history as of x/xx/xxxx, the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx which applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is performing. The review of updated payment history as of x/xx/xxxx, the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx which applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx,xxx.xx. No foreclosure has been noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor "xx. The plan was confirmed on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx MFR was filed on xx The debtor has been dismissed on xx and the case was terminated on xx	Loan Modification agreement was made between borrower and lender on effective date of xx The borrower had promised to pay the UPB of xx with interest rate of x.xxx% and P&I is xx The first payment date on xx and ends with the maturity date of xx	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK dismissed on 2017. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is not signed by all borrower."
* Application Not Signed by All Borrowers (Lvl 2)     "Final loan application is not signed by all borrowers."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by all borrowers."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32698513	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,875.60	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	28.645%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated xx.
According to the updated title report dated x/xx/xxxx, the chain of assignment has not been completed. The current assignment is from xx.

No active judgments or liens found against the borrower or subject property.
First and second installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is currently in the Performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. The loan was not modified. The borrower did not file bankruptcy. The foreclosure was not initiated. The subject property and reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently the borrower is working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Missing or error on the Rate Lock Origination Appraisal	Field: First Rate Change Date Loan Value: Not Applicable Tape Value: 6/xx/2017 |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 62.678%   Tape Value: 62.680%   Variance: -0.002%   Variance %: -0.00200%   Comment: Original CLTV as 62.678%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 62.678%   Tape Value: 62.680%   Variance: -0.002%   Variance %: -0.00200%   Comment: Original standard LTV as 62.678%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string as 0000000000000000MMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment hstory string reversed as MMMMMMMM0000000000000000   Tape Source: Initial   Tape Type:
Field: Periodic Rate Change Cap Down   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $244749.46 Tape Value: $245174.03 Variance: $-424.57 Variance %: -0.17317% Comment: Current UPB as $244,749.46 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "**Duplicate finding**
Loan fialed chargest that cannot increase test. LE dated xx does not reflect Points - Loan Discount Fee. Final CD dated xx reflects Points - Loan Discount Fee at xx. This is an increase of xx for charges that cannot increase."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance Ease risk indicator is moderate as loan the failed the below tests:

Loan failed GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged xx Fees Threshold xx Overt xx The following fees were included in the tests: Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by Borrower: xx.

Loan fialed chargest that cannot increase test. LE dated xx does not reflect Points - Loan Discount Fee. Final CD dated xx reflects Points - Loan Discount Fee at xx This is an increase of xx for charges that cannot increase."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Final CD dated xx.  The Final CD shows an added fee of xx which did not appear on previous LE. This is a fee increase of xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged xx Fees Threshold xx Overt xx. The following fees were included in the tests: Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by Borrower: xx."
* Income documentation does not meet guidelines (Lvl 3)     "Tax Returns for both years 2016 and 2015 are missing in the loan file. W2 for the year 2015 is missing in the loan file. (Hence, could not confirm the borrower's income trend) Tax Transcript for the year 2015 is missing in the loan file."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing from loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, ATR fail (No income docs, pts and fees >3%). As per CE report, Qualified Mortgage Lending Policy Points and Fees Test is fail. Points and Fees are charged $11,388.33 allowed is $7,482.95 over charged by 3,905.38. Fees charged greater than 3% of loan amount. Income documents (Tax Returns for both years 2016 and 2015, W2 for the year 2015 and Tax Transcript for the year 2015) are missing in the loan file."
* Missing Appraisal (Lvl 3)     "Appraisal is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated Business Disclosure is missing in the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 3) "As per ROR, transaction date is xx however, Note and Final CD reflects closing date as xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower's ATR as Income docs are incomplete due to which we are unable to determine income trend of borrower's income.

Following required Income documents are missing from the loan file.

Tax Returns for both years 2016 and 2015 are missing in the loan file. W2 for the year 2015 is missing in the loan file. (Hence, could not confirm the borrower's income trend) Tax Transcript for the year 2015 is missing in the loan file. SOL expired, downgraded to LVL2."
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing at closing or prior to closing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32757002	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,004.13	12/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.870%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report date xx/xx/xxxx, the subject mortgage was originated on xx with “xx” for the amount of xx which was recorded xx with Bk/Pg# xx
The chain of assignment is complete as currently the mortgage is with current assignee “xx” & the AOM was recorded on xx
There is civil judgment recorded against the borrower in the favor of “xx” in the amount of $xx recorded on Bk/Pg# xx
Annual combined taxes of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
An annual combined tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No delinquent taxes have been found for the prior year.
According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month. Next due date for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate xx.xxx % which was applied for due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan is in collection.
According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month. Next due date for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate xx.xxx % which was applied for due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx.
No bankruptcy has been filed.
The subject property is owner occupied with no damage noted.
The foreclosure was initiated on the subject property. As per comment dated x/xx/xxxx, foreclosure file was received by attorney on xx. Collection comment dated xx/xx/xxxx state that the sale was scheduled for xx. However; the sale was cancelled due to the loan has been reinstated.

Foreclosure Comments:The foreclosure was initiated on the subject property. As per comment dated x/xx/xxxx, foreclosure file was received by attorney on xx. Collection comment dated xx/xx/xxxx state that the sale was scheduled for xx. However; the sale was cancelled due to the loan has been reinstated.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: FC was initiated on the property. Later, the file rescinded due to loan was reinstated. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $4694.28   Variance: $-4694.28   Variance %: -100.00000%   Comment: Deferred balance per payment history is $0.0.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 044444321144444444444444   Tape Value: 110000100002210100010000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 1321111111132223201MMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444441123444440 Tape Value: 000010001212200001000011 Variance: Variance %: Comment: The Payment History String reversed is MMMMM1023222311111111231. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. An Appraisal Report at the origination located at “xx” shows the type of subject property as a Manufactured Home. However, updated title report dated 10/xx/2020 (xx) shows that xx found but copy is illegible. The VIN# is xx. Also, the Final title policy does not show the any ALTA 7 endorsement for this manufactured housing. It is unable to confirm whether subject property is affixed to the land."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32797741	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,175.68	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.750%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	9/xx/2020 12:00:00 AM	xx	Not Applicable	4.000%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx

Active junior or senior judgments/liens/mortgages:
x)There is an active junior Mortgage available in the updated title report in the amount of xx	Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for x months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $$xxx,xxx.xx.

Collections Comments:As per updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx .It shows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with new principal balance of $xxx,xxx.xx. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (Ramirez) had filed Bankruptcy under chapter-xx on xx/xx/xxxx with the Case#xx-xxxxx and debtor was discharged on xx/xx/xxxx also the joint debtor was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.POC was not filed.Debtor was discharged on xx/xx/xxxx also the joint debtor was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.	The loan was modified on xx/xx/xxxx with new principal balance of $xxx,xxx.xx. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No interst only period.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 60   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 099999999999   Variance:    Variance %:    Comment: Payment history string is 044444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999990   Variance:    Variance %:    Comment: Payment history string reversed is 044444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value: 6/xx/2018   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Stated maturity date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission document is missing from the loan file"
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is 10/xx/2005 which is different from note date 9/xx/2005."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32800220	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$383.78	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.600%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2019	xx	Not Applicable	10.600%	xx	12/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with xx
No active liens and judgments have been found against the borrower and subject property.
Annual County taxes for xxxx are due on xx/xx/xxxx in the amount of $xx.xx.
Annual City taxes for xxxx have been paid off on xx/xx/xxxx in the amount of $xxx.xx.
Annual County taxes for xxxx have been paid off xx/xx/xxxx in the amount of $x.xx.
Annual City taxes for xxxx have been paid off x/xx/xxxx in the amount of $xxx.xx.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.	Collections Comments:The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.

As per comment dated xx the foreclosure was referred to attorney on xx As per comment dated xx the file was placed on hold due to loss mitigation.  No other evidence has been found.

As per comment dated xx the reason for default is Excessive Obligation.

The loan was modified on xx with the new modified unpaid principal balance xx The interest bearing amount was xx with step rate starting interest rate was xx.xxx% and the modified P&I was $xxx.xx beginning on xx The step rate was in x steps ending at rate xx.xxx% and P&I will be $xxx.xx applicable from xx to maturity date xx

No evidence has been found regarding bk.
Foreclosure Comments:As per comment dated xx the foreclosure was referred to attorney on xx As per comment dated xx the file was placed on hold due to loss mitigation.  No other evidence has been found.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/x/xxxx with the new modified unpaid principal balance $xx,xxx.xx. The interest bearing amount was $xx,xxx.xx with step rate starting interest rate was xx.xxx% and the modified P&I was $xxx.xx beginning on xx/x/xxxx. The step rate was in x steps ending at rate xx.xxx% and P&I will be $xxx.xx applicable from xx/x/xxxx to maturity date xx/x/xxxx.	Field: Borrower #1 Middle Name Loan Value: xx |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000009999987654322   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 223456789999900000000000   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Fulton County   Tape Value: FULTON   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2037 Tape Value: 8/xx/2026 Variance: 4079 (Days) Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "HOEPA Higher-Priced Mortgage Loan test is fail.
This loan failed the HOEPA higher-priced mortgage loan test. ( 12 CFR §1026.35(a)(1) , transferred from 12 CFR §226.35(a)(1) as enacted in 2008 ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is "Moderate" due to Disclosure APR High cost Threshold Exception Test is fail.

Initial TIL disclosure date test is fail.

HOEPA Higher-Priced Mortgage Loan test is fail."
* Initial Good Faith Estimate is Missing (Lvl 2) "Initial GFE is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 1) "Disclosure APR High cost Threshold Exception Test is fail.
This loan failed the disclosed APR high-cost threshold exception test. Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost Mortgage APR Threshold Test, GAFLA 3/2003 High Cost Home Loan APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors.

																																																																																																									Initial TIL disclosure date test is fail."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32843322	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,298.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.590%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	674	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	xx	2.000%	xx	01-xx-2015	Financial Hardship	As per updated title report as of xx the subject mortgage is on first lien position. Subject mortgage was originated on xx in the amount of xx
Chain of assignment is complete as the current assignee is xx
No active judgments or liens have been found.
Annual tax is xx

Update:
According to the UT report dated xx the subject mortgage was originated on xx in the amount of xx in favor of “xx” which was recorded on xx
No active judgments or liens have been found.
The first installment of county taxes for xx are due in the amount of xx on xx
No delinquent taxes have been found for the prior year.	Payment history as of xx/xx/xxxx shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.

Update:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. Unable to determine the last payment received date. The current P&I is $xx.xx and the interest rate is x.xxx%. The current UPB is $x,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx As per MOD borrower has agreed to pay the interest bearing amount of xx with steps interest rate completing in x steps. First payment was started from xx and the maturity date is xx The deferred amount is xx	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: As per latest MOD Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -2192 (Days)   Variance %:    Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.875%   Variance: -1.875%   Variance %: -1.87500%   Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 7266 (Days) Variance %: Comment: As per latest MOD Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32846743	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,827.51	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	Not Applicable	2.250%	xx	01-xx-2014	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment of mortgage is currently with the xx. There is an active junior mortgage in the amount of xx which was recorded on xx in favour of xx. There is an active civil judgments against the borrower in the amount of xx which was recorded on xx in favour of xx. There is an active credit card judgment against the borrower in the amount of $xx which was recorded on xx/xx/xxxx in favour of xx There is an active State Tax lien against the xx which was recorded on xx in the amount of xx. 1st installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx. 2nd installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx. 1st installment of School tax for the year of xxxx-xx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx. 2nd installment of School tax for the year of xxxx-xx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.	Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which was began on x/xx/xxxx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is x/xx/xxxx. The reason for modification is financial hardship.
Evidence has been found regarding the COVID-xx in the available servicing comments. As per comment dated x/xx/xxxx the forbearance plan for x months has been provided to borrower which end on x/xx/xxxx in the total amount of $xxxxx.xx. Comment dated x/xx/xxxx shows that the COVID-xx Deferment was processed on x/xx/xxxx and the deferred amount is $xxx.x. No further information has been found regarding he COVID-xx in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on x/x/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which was began on x/x/xxxx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is x/x/xxxx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 610 |-xx-xx-250 |-xx-| -40.98360% Comment: Amortization Term MOnths are 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $835.30   Variance: $-835.30   Variance %: -100.00000%   Comment: Deferred Principle (Modification) per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentation TYpe is No Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 610   Variance: -250   Variance %: -40.98360%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 043221021021000043212321   Variance:    Variance %:    Comment: Payment History String is 0012344012mmmmmmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 123212340000120120132340   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: 4990.200% Variance: Variance %: Comment: POst-Close DTI per 1003 is Unavailable. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file but some fees are hand written on it."	* Application Missing (Lvl 2) "Application is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32885163	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,231.94	12/xx/2023	xx	Yes	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.550%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	597	596	Unavailable	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	01-xx-2019	Unavailable	Unavailable	Unavailable	6.240%	xx	01-xx-2018	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The last assignment is with xx.
No active judgments or liens have been found against the borrower/the subject property.
First and second installments of county taxes for the year of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx and xx/xx/xxxx. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The interest rate is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is in bankruptcy and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The interest rate is x.xxx% and P&I is $x,xxx.xx.
According to comment dated xx/xx/xxxx, the borrower had filed bankruptcy under chapter x with the xx. According to comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx. The service was completed on xx. Judgment was entered on xx.
The borrower had previously filed the bankruptcy under chapter xx with the case#xx-xxxxx on xx/xx/xxxx. The case was dismissed on xx/xx/xxxx.
According to comment dated xx/xx/xxxx, the contested matter was found. Additional fees have been contested in the amount of $xxx.xx. Contested matter was received on xx.Contested pleading was filed on xx. Attorney has read/reviewed the response and provided assessment. The borrower was represented by counsel. The comment dated xx/xx/xxxx states that the contested matter has been resolved on xx/xx/xxxx. According to comment dated xx/xx/xxxx, the sale was scheduled on xx. The comment dated xx/xx/xxxx states that the foreclosure was put on hold due to COVID-xx loss mitigation.
According to comment dated xx/xx/xxxx, the foreclosure was put on hold due to COVID-xx.Three months trial plan has been offered which was due from xx/xx/xxxx till xx/xx/xxxx for the amount of $xxxx.xx. The comment dated xx/xx/xxxx states that COVID-xx servicer review completed on xx/xx/xxxx.The comment dated xx/xx/xxxx states that the COVID-xx forbearance plan payment was due on xx/xx/xxxx in the amount of $x.xx.
Again, the borrower, "Christopher Nwakah Theophilus" filed the bankruptcy under chapter xx with the case#xx-xxxxx on xx/xx/xxxx.
 Motion to extend the automatic stay was filed on xx/xx/xxxx and order for same was granted on xx/xx/xxxx. According to comment dated xx/xx/xxxx, there was cease and desist by third party.
According to comment dated xx/xx/xxxx, the subject property is owner occupied.

Foreclosure Comments:According to comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx.
According to comment dated xx/xx/xxxx, the contested matter was found. Additional fees have been contested in the amount of $xxx.xx. Contested matter was received on xx. The comment dated xx/xx/xxxx states that the contested matter has been resolved on xx.
According to comment dated xx/xx/xxxx, the sale was scheduled on xx.
The borrower had previously filed the bankruptcy under chapter xx with the xx. Again, the borrower, xx. The comment dated xx/xx/xxxx states that the foreclosure was put on hold due to COVID-xx loss mitigation.

Bankruptcy Comments:The borrower, "Christopher Nwakah Theophilus" filed the bankruptcy under chapter xx with the xx. According to chapter xx plan dated xx, the debtor shall pay to the trustee the arrearage in the amount of $xx,xxx.xx with the monthly payment of $xxx.xx. The plan was not yet confirmed.
Motion to extend the automatic stay was filed on xx.
The loan was modified on xx/x/xxxx with the x step amortization with the borrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from x/x/xxxx and the new maturity date is xx/x/xxxx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 575 |-xx-xx-215 |-xx-| -37.39130% Comment: Amortization term months (CE,S&P) is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is YES.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx  Variance:    Variance %:    Comment: Borrower #2 Last name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx  Variance:    Variance %:    Comment: Borrower first name is Nwakah.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Christopher   Tape Value: xx  Variance:    Variance %:    Comment: Borrower Last name is xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure? is "Yes".   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Missing   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: 8/xx/2020   Tape Value: 4/xx/2020   Variance: 103 (Days)   Variance %:    Comment: updated as per comment.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loam Amortization type is "Step".   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentation Type is "No Documentation".   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 575   Variance: -215   Variance %: -37.39130%   Comment: Loan Original Maturity Term Months is "360".   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2018   Tape Value: 12/xx/2018   Variance: -334 (Days)   Variance %:    Comment: Mod step 1 date is "1/xx/2018".   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 6.240%   Tape Value: 6.550%   Variance: -0.310%   Variance %: -0.31000%   Comment: Mod step 1 rate is 6.240%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000210000000000000   Tape Value: 999999999999998765432110   Variance:    Variance %:    Comment: Payment History String is "444444444444444443214410".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000012000000000   Tape Value: 011234567999999999999999   Variance:    Variance %:    Comment: Payment History String Reversed is "014412344444444444444444".   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 3363.400%   Variance:    Variance %:    Comment: Post- close DTI per 1003 is "Unavailable".   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Propery type is PUD Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32941024	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$9,524.92	10/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.707%	480	480	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	763	Not Applicable	25.003%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	3.229%	xx	01-xx-2017	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of assignment is completed as the subject mortgage is currently assigned to xx.
There are two active mortgages prior to the subject mortgage in the favor of xx.
No active judgments/liens have been found in the updated title report against the borrower.
The 1st installment of county tax for xxxx-xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx and 2nd installment of $x,xxx.xx is due on xx/xx/xxxx.

Update:-
According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.
There are two active mortgages against the subject property in favor of xx.
The second prior mortgage xx.
The first installment of county taxes for xxxx/xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx/xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	Review of updated payment history as of xx/xx/xxxx, the loan is currently in current with the loan and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of xx.

Update:-
According to payment history as of xx/xx/xxxx, the borrower has been delinquent for x month, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx.
Collections Comments:The loan is currently performing. Review of updated payment history as of xx/xx/xxxx, the loan is currently in current with the loan and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of xx.
As per the comment dated x/xx/xxxx, the reason for default is curtailment of income.
As per the BPO report located at xx, the subject property is occupied by the owner with axxge condition. No damage or repairs have been found.

Update:
According to payment history as of xx/xx/xxxx, the borrower has been delinquent for x month, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx.
No information has been found regarding the foreclosure process.
No information has been found regarding the bankruptcy case.
No visible damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/x/xxxx with the new principal balance is in the amount of $xxx,xxx.xx and the borrower promise to pay the new P&I $x,xxx.xx with the interest rate steps up in x steps beginning with x.xxx% and ending at x.xxx%. The modification first payment was due on xx/x/xxxx. The maturity date is xx/x/xxxx. The interest bearing amount is xx. Previously the loan was modified in the year of xxxx.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Prepayment Penalty Rider	Field: Current Legal Status Loan Value: Performing Tape Value: Collections, < 60 Days |-xx-| |-xx-| Comment: Current legal status is perfroming Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2878.30   Variance: $-2878.30   Variance %: -100.00000%   Comment: ($2878.30).   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 12/xx/2006   Tape Value: 10/xx/2017   Variance: -3957 (Days)   Variance %:    Comment: 12/xx/2006.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 12/xx/2005   Tape Value: 10/xx/2017   Variance: -4322 (Days)   Variance %:    Comment: 12/xx/2005.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $730000.00   Tape Value: $368500.00   Variance: $361500.00   Variance %: 98.10040%   Comment: $730,000.00.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.70700%   Tape Value: 4.12500%   Variance: 1.58200%   Variance %: 38.35151%   Comment: 5.707%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per the appraisal report located at “xx”, the subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Lona program disclosure is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing trnasfer is missing from the loan file"
* Prepayment Rider Missing (Lvl 2)     "Prepay rider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file"
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is xx which different from note date."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32946329	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$838.48	12/xx/2023	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.845%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	5.543%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed.
There is junior mortgage which was originated on xx.
No prior year delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
There is a water/sewer lien against the subject property in the amount of xx.
The annual city taxes for xxxx are due on x/xx/xxxx in the amount of $xxx.xx.	As per the review of payment history as of x/xx/xxxx, the borrower is current with a loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Update: According to the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date for the payment is x/xx/xxxx. The date of the last payment received is not available. The P&I is $xxx.xx, the interest rate is x.xxx%, and the PITI is $xxx.xx. The UPB is $xx,xxx.xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with a loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The loan was modified on xx. The new modified principal balance as per modification is in the amount of $xx,xxx.xx with an interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xxbeginning from x/xx/xxxx. The maturity date as per modification is x/xx/xxxx.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-xx impact.

Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in xxxx. The file was referred to an attorney on xx.The FC file was closed on xx as the loan was modified. No further details have been found.
Bankruptcy Comments:Not Applicable	The loan was modified on xx. The new modified principal balance as per modification is in the amount of $xx,xxx.xx with an interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xxbeginning from x/x/xxxx. The maturity date as per modification is x/x/xxxx.

Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 742 |-xx-xx-382 |-xx-| -51.48247% Comment: Amort. is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure is Yes.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 642   Variance: -282   Variance %: -43.92523%   Comment: Maturity date is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 12/xx/2023   Variance:    Variance %:    Comment: Mod Step 1 date is 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 6.543%   Variance:    Variance %:    Comment: Mod rate is N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 12/xx/2024   Variance:    Variance %:    Comment: Mod step 2 date is N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 7.543%   Variance:    Variance %:    Comment: Mod rate is N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: 12/xx/2025   Variance:    Variance %:    Comment: Mos Step 3 date is 12/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 8.543%   Variance:    Variance %:    Comment: Mod Step 3 rate is N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: Not Applicable   Tape Value: 12/xx/2026   Variance:    Variance %:    Comment: Mod step 4 date is N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 9.543%   Variance:    Variance %:    Comment: Mod Step 4 rate is N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: Not Applicable   Tape Value: 12/xx/2027   Variance:    Variance %:    Comment: Mod Step 5 date is 12/xx/2027.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 9.845%   Variance:    Variance %:    Comment: Mod rate is N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 099999998765433210004432   Variance:    Variance %:    Comment: Payment history string is 0MMMMMMMMMMMMMMM003222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 234400012434567899999990   Variance:    Variance %:    Comment: Payment history string is MMMM023000000MMMMMMMM   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: 1276.000% Variance: Variance %: Comment: DTI is 20.105% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.859%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Loan data 0.000% Comparison data 9.859% Variance -9.859%."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing Transfer Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32948559	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,019.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.022%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	36.192%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	7.022%	xx	01-xx-2019	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx, which was recorded on xx
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx.
There is an active state tax lien open against the borrower xx in the favor of xx for the amount of $xx which was recorded on xx
The first installment combined taxes for the year xxxx have been paid and the second installment taxes are due on xx/xx/xxxx each in the amount of $xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Update:-
As per the comment dated x/xx/xxxx, the borrower had filed for the bankruptcy under chapter xx on xx with case #xx. According to the comment dated xx/xx/xxxx, the BK was discharged on xx. Further details were not provided.
As per the collection comment the current status of the loan is performing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrower  “xx” had filed for bankruptcy under Chapter-xx with case# xx on xx. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx. The debtor was discharged on xx

Update:-
As per the comment dated x/xx/xxxx, the borrower had filed for the bankruptcy under chapter xx on xx with case #xx. According to the comment dated xx/xx/xxxx, the BK was discharged on xx. Further details were not provided.	The modification agreement was made on xx between the borrower “xx” and the service “xx”. The new principal balance is $xx,xxx.xx with an interest rate of x.xx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx and the maturity is dated xx	Credit Report Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK was filed and it was discharged. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Foreclsoure was initiated.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000009999411154333   Variance:    Variance %:    Comment: The payment history string is 0000000000MMMMMMMM11MMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 333451114999900000000000   Variance:    Variance %:    Comment: The payment history string reversed is MMMM11MMMMMM0000000000000.   Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: xx  Tape Value: xx   Variance: 5 (Days)   Variance %:    Comment: As per the note, the PP end date is xx Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the mortgage, the properyt county name is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: As per the mod, the stated maturity date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the xx license validation test.
xx House Enrolled Act 1359 requires the xx Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The xx First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE failed to moderate due to xx License Validation Test."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32988943	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$4,112.22	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	700	724	6.259%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx or the amount of xx which was recorded on xx
The chain of assignment has been completed. The subject mortgage is with the lender, xx
There is one senior mortgage against the subject property originated on xx in the favor of xx for the amount of xx which was recorded on xx
First installment of combined taxes for the year of xxxx has been paid in the amount of xx and second installment is due in the amount of xx on xx No prior year's delinquent taxes have been found.

Update
As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There is an active prior mortgage against the subject property in favor of xx in the amount of xx which originated on xx and recorded on xx with the instrument | xx.
No active judgments or liens found.
The 1st and 2nd installments of county taxes for xxxx-xx were paid in the total amount of xx on xx	According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the latest payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.

Update
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P & I is in the amount of $xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the latest payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx. The loan has not been modified since the origination. No foreclosure/bankruptcy activity has been found. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Require MI is Not applicable . Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 345   Variance: 15   Variance %: 4.34782%   Comment: Loan Maturity term month is 360.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -122 (Days)   Variance %:    Comment: Note Doc date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000001100000000000000000   Variance:    Variance %:    Comment: Payment history string is 000001110000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000001100000   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000000011100000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Updated as per application. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Loan does not meet program. Per tape, loan defect is due to BWR having 5-10 financed property violation. Unable to determine if with seller or if tape defect is a recognition of risk. Escalated for client review."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state. Following state disclosures are missing from the loan file:
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33067825	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$369.06	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.190%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2020	xx	Not Applicable	3.470%	xx	07/xx/2020	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx. (DE) in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx with the Book/xx.
The chain of assignment has been completed. Currently the assignment is with xx which was recorded on xx/xx/xxxx.
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
The combined annual taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.
As per the review of the payment history as of x/xx/xxxx, however as the tape data as of date is x/xx/xxxx. The borrower is regular with his payments and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.

Collections Comments:The review of the collection comment as of x/xx/xxxx shows that the loan is in collection. The borrower is regular with his payments and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.
According to the collection comment dated x/xx/xxxx, the reason for default is Excessive obligation.

According to the PACER, the debtor xx. The date of last filing bankruptcy is xx/xx/xxxx. The borrower was dismissed on x/xx/xxxx and the case was terminated on xx/xx/xxxx.
No evidence has been found regarding the foreclosure.
The loan modification agreement was made on x/xx/xxxx.
As per review of inspection report dated x/xx/xxxx, the subject property is owner occupied with good condition. The servicing comment dated xx/xx/xxxx, the subject property had damage due to hurricane. However, no more details regarding the damage and repairs have been found latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor xx. The date of last filing bankruptcy is xx/xx/xxxx. The plan was confirmed on x/xx/xxxx. The POC was filed on xx/xx/xxxx with secured claim amount is $xx,xxx.xx and the arrearage amount is $x,xxx.xx. The borrower was dismissed on x/xx/xxxx and the case was terminated on xx/xx/xxxx.	Loan Modification agreement was made between borrower x and lender x on effective date of x/x/xxxx with the new modified principal balance of $xx,xxx.xx. The Borrower promise to pay P&I in the amount of $xxx.xx with the fixed interest rate of x.xxx % beginning on x/x/xxxx with a new maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 749 |-xx-xx-509 |-xx-| -67.95727% Comment: Amoritzation term is 240. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Bolloon indicator read as no.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK has been dimissed on 2012.   Tape Source: Initial   Tape Type:
xx
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 627   Variance: -387   Variance %: -61.72248%   Comment: Loan original maturity term months is 240.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 6/xx/2021   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 5.125%   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 6/xx/2022   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 6.125%   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: 6/xx/2023   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 7.125%   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: Not Applicable   Tape Value: 6/xx/2024   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 7.500%   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 006554321100000000000000   Variance:    Variance %:    Comment: Payment history string reversed is 044444441110000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000001123465600   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000011144444440.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Change in Rate/Term Variance: Variance %: Comment: Loan application is missing from loan file. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 is missing from the loan file. However, points and fees are updated from the Itemization fee which is located at “255764 Page#250"."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in GA State and the required disclosure "Disclosure of Additional Fees" is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33100846	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$181.61	$169.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.476%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2014 12:00:00 AM	xx	xx	6.000%	xx	3/xx/2014 12:00:00 AM	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment of mortgage is currently with the “xx”.
No active lien and judgment have been found on the updated title report.
Annual County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Annual county tax for the year of xxxx is delinquent which was due on xx/xx/xxxx in the amount of $xxx.xx and it is good through on xx/xx/xxxx.
Review of the latest xx months payment history shows that the borrower is delinquent for x month. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for x month. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Borrower has filed bankruptcy under chapter xx case#xx on xx. POC was filed on xx which shows that the amount of secured claim is $xx,xxx.xx and the amount of arrearage is $xxx.xx. Debtor has filed chapter xx plan on xx which states that the debtor shall pay the subject claim direct to the subject creditor. Order of confirming plan was filed on xx which states that the debtor chapter xx plan is hereby confirmed. Currently debtor is in active bankruptcy.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Update:
The current status of the is in bankruptcy.
As per the seller’s tape data as of xx/xx/xxxx, the borrower has been delinquent with the loan for one month and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xx,xxx.xx.
As per the collection comment dated xx the arrears amount for claim#x was paid in full. Further details not provided.
No foreclosure activity has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case# xx on xx. POC was filed on xx which shows that the amount of secured claim is $xx,xxx.xx and the amount of arrearage is $xxx.xx. Debtor has filed chapter xx plan on x/xx/xxxx which states that the debtor shall pay the subject claim direct to the subject creditor. Order of confirming plan was filed on xx which states that the debtor chapter xx plan is hereby confirmed. Currently debtor is in active bankruptcy.

Update:
As per the collection comment dated xx/xx/xxxx, the arrears amount for claim#x was paid in full. The bankruptcy is active. No foreclosure activity has been found.	Loan Modification agreement was made between borrower and lender on xx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on x/xx/xxxx. The new modified principle balance is in the amount of $xx,xxx.xx. Lender has agreed to defer amount of $x,xxx.xx excluding from the new UPB. Therefore the interest bearing amount is $xx,xxx.xx. The new maturity date is xx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $1287.22 Tape Value: $109.56 |-xx-| $1177.66 |-xx-| 1074.89959% Comment: Deferred Principle per Payment History is $1287.22. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest Calculation Type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $42386.56   Tape Value: $42386.52   Variance: $0.04   Variance %: 0.00009%   Comment: Original Balance (or Line Amount) $42,386.56.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 113321333323333233222222   Variance:    Variance %:    Comment: Payment History String is 212234323440434444344333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 222222332333323333133311   Variance:    Variance %:    Comment: Payment History String Reversed is 333553555534044323432212.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 9753 (Days)   Variance %:    Comment: Stated Maturity Date is xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 297 Tape Value: 298 Variance: -1 Variance %: -0.33557% Comment: Stated Remaining Term is 297. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to TILA Foreclosure Rescission Finance Charge Test is failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to TILA Foreclosure Rescission Finance Charge Test.
TILA Foreclosure Rescission Finance Charge Test shows Loan Data $38,650.94 Comparison Data $38,712.55 and Variance -$61.61.
The finance charge is $38,712.55. The disclosed finance charge of $38,650.94 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report at the time or origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33120823	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,024.84	05/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.560%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	22.829%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx. in the amount of xx which was recorded on xx The chain of assignment has not been provided with the Updated title report. Currently, the mortgage is with the original lender “xx.” No active liens and judgments have been found against the borrower and property. Annual combined taxes of the year xxxx have been paid in the amount of xx No prior years of delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The collection comments of the loan are not available. The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
As per final xxxx, the borrower is Self Employed and he is xx of the  "xx." from xx years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	4: Unacceptable	* Does not match the Appraisal Report (Lvl 4) "Per 1008 lender considered transaction to be a flip but used the lower appraisal which exceeded purchase price. We did not review file for whether or not this was an arms length transaction."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. 2. This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (7.984%) is exceeded APOR (5.290%) by 2.694%. The APR threshold is 5.290% and the subject loan is escrowed one.   Qualified Mortgage Safe Harbor Threshold: FAIL  Charged: 7.984%      Allowed: 5.290%     Over by: +2.694%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase of $350.00 on final CD dated xx  An initial LE dated xx reflects Appraisal fee as $650.00, Appraisal review fee & SSN fee as $0.00, however, final CD dated xx reflects Appraisal fee as $900.00, Appraisal review fee as $90.00 & SSN fee as $10.00. This is a fee increase of $350.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   Higher-Priced Mortgage Loan Test: FAIL   Charged: 7.984%      Allowed: 5.290%     Over by: +2.694%"
																																																																																																							* Missing Required State Disclosures (Lvl 3) "The subject property is located in xx State. The Fair Housing Notice state disclosures is missing from the loan file."	* Loan does not conform to program guidelines (Lvl 2) "The subject loan is a Conventional purchase Primary. The DTI of borrower is 22.829%. The loan was manual underwritten and borrower income was qualified from his last 12 months Bank statements."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33123038	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,367.65	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	662	Not Applicable	39.752%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx in the amount of xx in favor of xx which was recorded on xx under xx
No chain of assignment has been found as the mortgage is currently with the current assignee xx
No active judgments or lien have been found against the borrower or subject property
The annual county taxes of xxxx have been paid in the amount of xx
No prior year delinquent taxes have been found.

Update:
As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of xx which was recorded on xx
No active liens and judgments have been found against the borrower and the property.
1st and 2nd county taxes for xxxx have been paid in the total amount of xx
1st county taxes for xxxx have been due in the amount of xx
No prior year delinquent taxes have been found.
The required latest xx months complete payment history is missing from x/xx/xxxx to x/xx/xxxx. As per provided tape data the next due date is x/xx/xxxx and current UPB is $xxx,xxx.xx.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.	Collections Comments:The required latest xx months complete payment history and comment history is missing from x/xx/xxxx to x/xx/xxxx.

As per provided tape data of available pay history the next due date is x/xx/xxxx and current UPB is $xxx,xxx.xx.
As per PACER report no bankruptcy filing has been found since from loan origination.
At the time of origination borrower is working as xx

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the loan is currently performing  and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: post close DTI per 1003 is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "To verify Rental income, schedule E is missing for 2 rented properties.

 1.xx"
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Initial appraisal deficiency per FNMA, borrower on probation due to falsification of employee time cards. Multiple trade lines near or at limit. However, not document has been found in loan file regarding these issues."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33133981	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,421.54	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.880%	480	480	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx with xx. The chain of assignment has been completed as currently the assignment is with xx recorded on xx. No active judgments or liens have been found pending. Property Tax Status; x) 2nd installment combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. x) 1st installment combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently x month in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently x month in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx. The loan has not been modified since origination. The deferral agreement dated xx is available in the loan file located at (xx) which shows the total non-interest forbearance amount as $x,xxx.xx. The foreclosure was not initiated in the loan. According to xx, the borrower xx had filed bankruptcy under chapter-xx with the case#xx on xx. The plan was confirmed on xx. The subject property is occupied by owner. The subject property is axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xx, the borrower xx filed bankruptcy under chapter-xx with the case#xx on xx. The plan was confirmed on xx. The POC was filed on xx in the claim amount of xx with arrearage in the amount of $xx,xxx.xx. Schedule D under voluntary petition filed on xx shows amount of claim as xx; value of collateral that supports the claim is xx and unsecured portion is in the amount of $xx,xxx.xx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Lifetime Floor Percent Loan Value: 7.510% Tape Value: 3.500% |-xx-| 4.010% |-xx-| 4.01000% Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $8499.98   Variance: $-8499.98   Variance %: -100.00000%   Comment: Modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Did not sue for review.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 4/xx/2021   Tape Value: 10/xx/2020   Variance: 182 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000111334444   Tape Value: 456674445455444555544444   Variance:    Variance %:    Comment: As per Payment history string 44444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444433111000000000000000 Tape Value: 444445555444554544466654 Variance: Variance %: Comment: As per Payment history string reversed 44444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the discount fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the discount fee test.  The sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage. "Discount points" does not include the costs associated with settlement services as defined in RESPA."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file"
* LTV or CLTV exceeds 104% (Lvl 2)     "The Appraised value per Appraisal is xxand the loan amount is xx. Hence the CLTV is calculated as xx which is exceeding xx."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Ohio. The following required State Disclosure is missing in the loan file. 1. Equal Credit Availability Notice 2. Insurance Tying Disclosure 3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value as the supportive document is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33146119	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$1,728.65	$6,984.78	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	585	Not Applicable	47.213%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	10/xx/2019 12:00:00 AM	01-xx-2020	xx	Not Applicable	3.744%	xx	01-xx-2020	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx with xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior mortgage against subject property which is in the amount of xx recorded on xx and originated by xx
There is senior state tax lien open against borrower which is in the amount of $xx recorded on xx and filed by xx.
There is certificate of sale for xx taxes. Tax report shows no currently open lien for the amount of $xx held by xx and recorded on xx
Combined 4th Installment of xxxx are delinquent in the amount of $x,xxx.xx which was due on xx/xx/xxxx and good though date xx/xx/xxxx.
Utilities 4th Installment of xxxx are delinquent in the amount of $xxx.xx which was due on xx/xx/xxxx and good though date xx/xx/xxxx.
Review of the payment history available from xx/xx/xxxx to x/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.	Collections Comments:Review of the payment history available from xx/xx/xxxx to x/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.
According to the comment dated xx/xx/xxxx the loan is in active litigation due to the additional fees. Unable to determine the litigation matter has been resolved or not.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx and a new principal balance is $xxx,xxx.xx to a step modification and the rate started from x.xxx% and borrower had given promise to pay P&I in the total amount of $x,xxx.xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 365/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 110000000999999999999998   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 899999999999999000000011   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to Prohibited Fees Test and Discount Points and Origination Fee Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL Loan Data   $1,398.00  Comparison Data  $0.00 Variance  +$1,398.00
Discount Points and Origination Fee Test: FAIL Loan Data  $2,240.00 Comparison Data  $0.00 Variance  +$2,240.00"
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33264975	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$725.45	09/xx/2020	Not Applicable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.365%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2015	xx	Not Applicable	10.365%	xx	11/xx/2015	Unavailable	According to updated title report dated x/xx/xxxx, the subject mortgage originated on xx

Chain of assignment is incomplete. Currently, the mortgage is assigned to xx
There are x junior mortgages active on the title each in the amount of xx

No active judgments or liens have been found.

Property Tax Status:
Property taxes for year xxxx are due on x/xx/xxxx in the amount of $xxx.xx.
Review of updated payment history as of x/xx/xxxx, the loan is current and borrower is next due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is in the amount of $xx,xxx.xx and interest rate is xx.xxx%.	Collections Comments:Loan is in collections.
As per payment history as of x/xx/xxxx, the loan is current and the borrower is next due for x/xx/xxxx.
The hardship per collection comments is excessive obligations.
xx   (Debtor) had filed the bankruptcy under chapter xx with the xx
The case was dismissed on x/xx/xxxx and the bankruptcy was terminated on x/xx/xxxx.
No evidence of damage or repair to the subject property was found.

Foreclosure Comments:According to servicing comments, the foreclosure action was initiated.  As per comment dated xx/xx/xxxx, the foreclosure action was closed due to reinstatement.
Bankruptcy Comments:The xx.
The case was dismissed on x/xx/xxxx and the bankruptcy was terminated on x/xx/xxxx.
The loan was modified on xx/x/xxxx with new UPB of $xx,xxx.xx. This principal balance to be paid with interest at the fixed rate of xx.xxx% by making P&I of $xxx.xx from xx/x/xxxx. The new maturity date will be x/x/xxxx/	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 175 |-xx-| 185 |-xx-| 105.71428% Comment: 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 12/xx/1999   Tape Value: 1/xx/2016   Variance: -5875 (Days)   Variance %:    Comment: 12/xx/1999   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 175   Variance: 185   Variance %: 105.71428%   Comment: 360   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 021211110123444444444444   Tape Value: 9999999FFF99999CCC111212   Variance:    Variance %:    Comment: 12121111012344444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444321011112120   Tape Value: 212111CCC99999FFF9999999   Variance:    Variance %:    Comment: 44444444444321011112121   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: Manufactured Housing   Tape Value: Modular Housing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $36912.00 Tape Value: $37279.82 Variance: $-367.82 Variance %: -0.98664% Comment: $36,912.00 Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Appraisal report is missing. According to BPO report dated 5/xx/2006, the property type is Manufactured House. No affixture affidavit or related document was found in the loan file. Title policy is missing to check for the Alta 7 endorsement. The legal description of subject mortgage does not contain VIN# or any information regarding mobile home. However, collection comment dated 7/xx/2019 states that Manufactured home is situated on land. Updated title report dated 9/xx/2020 states property as Manufactured Home D/Wide."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD and itemization are missing from the loan file."
* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing in the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33309622	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$32,308.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.290%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	5.004%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.
The chain of assignment has been completed. The current assignment is from xx.

There is civil judgment against the borrower in the favor of xx.
County annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on x/xx/xxxx.
County annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the Performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/xx/xxxx between the borrower xx and lender xx. As per the modified terms, the new principal balance is $xx,xxx.xx. There are x steps of modification. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/xx/xxxx till maturity date of x/xx/xxxx. The borrower did not file bankruptcy. The foreclosure was not initiated. As per the comment dated x/xx/xxxx, the reason for default is medical expenses. The subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/x/xxxx between the borrower xx and lender xx. As per the modified terms, the new principal balance is xx. There are x steps of modification. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till maturity date of xx.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: L |-xx-| |-xx-| Comment: Borrower #1 Middle Name as xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type as 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 289   Variance: -49   Variance %: -16.95501%   Comment: Loan Original matuirty term months as 240.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2019   Tape Value: 2/xx/2024   Variance: -1826 (Days)   Variance %:    Comment: Mod step 1 date as 2/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 5.004%   Tape Value: 6.004%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 rate as 5.004%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2025   Variance: -366 (Days)   Variance %:    Comment: Mod step 2 date as 2/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 6.004%   Tape Value: 7.004%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 2 rate as 6.004%   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 2/xx/2025   Tape Value: 2/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Mod step 3 date as 2/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 7.004%   Tape Value: 8.004%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod tsep 3 rate as 7.004%   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 2/xx/2026   Tape Value: 2/xx/2027   Variance: -365 (Days)   Variance %:    Comment: Mod step 4 date as 2/xx/2026.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 8.004%   Tape Value: 9.004%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mos step 4 rate as 8.004%   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 2/xx/2027   Tape Value: 2/xx/2028   Variance: -365 (Days)   Variance %:    Comment: Mod step 5 date as 2/xx/2027   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 9.004%   Tape Value: 10.004%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 5 rate as 9.004%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.29000%   Tape Value: 12.29040%   Variance: -0.00040%   Variance %: -0.00040%   Comment: Original stated rate as 12.2900%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000122111111111   Tape Value: 000000111111000000000432   Variance:    Variance %:    Comment: Payment history string as 000001111111000000000MMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111221000000000000   Tape Value: 234000000000111111000000   Variance:    Variance %:    Comment: Payment history string reversed as MMMM0000000011111100000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refincance per application as cash-out other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purposeof transaction per HUD-1 cash out   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 4/xx/2038   Tape Value: 4/xx/2032   Variance: 2181 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type as Manufactured Housing Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. As per the appraisal document located at “xx” the subject property type is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. The latest tax search report available in the updated title report dated xx does not show the subject property as Manufactured Housing. Also, the Final title policy does not show the any ALTA endorsement for this manufactured housing. Also, VIN# not mentioned on the legal of mortgage. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "This loan failed the NC rate spread home loan test.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.

NC Rate Spread Home Loan Test: FAIL

This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.

NC RSHL DTI Provided Test: FAIL
NC RSHL Documentation Type Test: FAIL

This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33342210	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$611.94	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.660%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is from xx, Its Successors and Assigns.
No active liens and judgments have been found against the borrower and property.
Annual combined taxes of the year xxxx have been paid in the amount of $xxx.xx.
No prior years of taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
As per comment dated xx the borrower’s income impacted by Covid-xx. The same dated comment reflects that the working hours of borrower reduced due to the Covid-xx. As per comment dated xx the borrower has received x months extension on Forbearance plan.
The adjustment of terms agreement was signed on xx between the borrower xx. The modified principal balance is xx The borrower promises to pay the P&I in the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx The revised maturity date is xx This is temporary Modification.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per BPO report dated xx the subject property is owner-occupied and axxge in condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: The borrower income impacted by Covid-19. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1202.28   Variance: $-1202.28   Variance %: -100.00000%   Comment: This is a Temporary modification.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: This is a Temporary modification.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Income calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The FC has not initiated.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 252   Variance: -12   Variance %: -4.76190%   Comment: Original maturity terms are 240.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: 6/xx/2010   Variance:    Variance %:    Comment: This is a Temporary modification.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: $45544.07   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 93   Tape Value: 105   Variance: -12   Variance %: -11.42857%   Comment: Stated remaining terms are 93.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: The Forbearance plan was provided to borrower. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Maine State. The following required state disclosures are missing from the loan file.
1. Notice to Cosigner
2. Title Attorney Disclosure
3. Choice of Insurance Notice
																																																																																																								4. Withholding Tax Disclosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33408848	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,182.68	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.100%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	543	536	27.112%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2008	xx	Not Applicable	10.000%	xx	01-xx-2008	Financial Hardship	According to the Pro-title report dated x/xx/xxxx, the subject mortgage was originated onxx
The chain of the assignment has not been completed. Currently the assignment is with xx
There is a junior mortgage against the subject property in the favor of xx
No active judgments or liens have been found.
The first installment county taxes of xxxx have been paid in the amount of $xxx.xx and second installment is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is delinquent for xx months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The unpaid principal balance reflected in the payment history is in the amount of $xx,xxx.xx till the due date x/xx/xxxx.	Collections Comments:As per the collection comments as of x/xx/xxxx, the loan is in collections.
According to the payment history as of x/xx/xxxx, the borrower is delinquent for xx months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The unpaid principal balance reflected in the payment history is in the amount of $xx,xxx.xx till the due date x/xx/xxxx.
The reason for default is an excessive obligation.
The comment history dated x/xx/xxxx shows that the subject property is owner occupied.

Update:
According to the collection comments, the loan is currently in bankruptcy. The tape shows the current balance is $xxxxx.xx, and the next due date is xx/xx/xxxx.
No evidence of foreclosure has been found.
No evidence of damage or repair has been found.
As per collection comments and tape data, the borrower filed bankruptcy under Chapter xx, xx
Foreclosure Comments:As per tape, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx however, it was put on hold as the borrower xx and the plan was confirmed on x  The case was dismissed on x/xx/xxxx and terminated on x No further information have been found regarding the foreclosure.

Bankruptcy Comments:As per PACER report, the borrower xx and the plan was confirmed on xx The proof of claim was filed on xx with the secured claim amount of xx and the amount of arrearage was xx The case was dismissed on xx and terminated on x

Update:
As per collection comments and tape data, the borrower filed bankruptcy under Chapter xx, case#xx	This modification agreement made between borrowerxx As per the modified term, the new principal balance was xx The borrower promised to pay xx monthly with the modified interest rate of xx.xx% beginning from xx with a maturity date of xx	Affiliated Business Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcu is Yes. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure is Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort. is N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Source: Initial   Tape Type:
																																																																																																				Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $1.00 Tape Value: xx Variance: $-xx Variance %: -x Comment: Tape Source: Initial Tape Type:	3: Curable		* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33436797	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$395.24	12/xx/2023	Not Applicable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.720%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2019	xx	Not Applicable	10.399%	xx	10/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx
Chain of assignment has been completed. Currently, the assignment is with the xx
No active liens and judgments have been found.
Annual combined taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual combined taxes for the year of xxxx are due in the amount of $xxx.xx which was due on xx/xx/xxxx.
No prior year delinquent taxes have been found.
As per the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan present status is performing.
As per the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
As per the comment xx the reason for default is illness of borrower.
The loan was modified on xx between the borrower xx and the lender xx As per the modified terms, the new principal balance is xx The borrower has promised to pay in the amount of $xxx.xx with an interest rate of xx.xxx% beginning on xx till new maturity date is xx
The borrower xx had filed bankruptcy under chapter xx with the xx. POC was filed by xxfor the secured claim amount is xx and the arrearage amount is xx The plan was confirmed on xx  The debtor was promised to pay in the amount of $xxx.xx for xx months. The debtor was dismissed on xx and the case was terminated on xx
The foreclosure was initiated in xx and the file was referred to an attorney on xx No further details have been found regarding foreclosure.
As per the BPO report dated xx which is located at “xx”, the subject property is owner occupied. The subject property is in axxge condition. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx and the file was referred to an attorney on xx No further details have been found regarding foreclosure.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the xx. POC was filed by xx for the secured claim amount is xx and the arrearage amount is xx The plan was confirmed on xx The debtor was promised to pay in the amount of xx for xx months. The debtor was dismissed on xx and the case was terminated on xx	The loan was modified on xx/xx/xxxx between the borrower x and the lender xx As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of xx.xxx% beginning on xx/xx/xxxx till new maturity date is xx/xx/xxxx.	Credit Application Credit Report Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Borrower had filed bankrutpcy under chapter 13. Tape Source: Initial Tape Type:
xx
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was initiated in 2019.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000099999999999   Variance:    Variance %:    Comment: PH string is 0000000000004444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999090000000000000   Variance:    Variance %:    Comment: PH string reversed is 4444444444444440000000000000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $19782.41   Tape Value: $18156.67   Variance: $1625.74   Variance %: 8.95395%   Comment: Principal balance is $19,782.41.   Tape Source: Initial   Tape Type:
xx
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type is manufactured home. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. As per the appraisal report dated 09/xx/2008, the subject property type is manufactured home ("xx". According to the updated title report dated 10/xx/2020, the subject property type is manufactured home with VIN# xx. The tax certificate shows the subject property type as manufacture home and the separate tax assessment for land and improvements. However, the Affidavit of Affixation is not available in the loan file. The subject mortgage legal description does not reflect the any VIN#. Also, the Final title policy does not show the any ALTA endorsement for this manufactured housing (“xx27”). It is unable to confirm whether subject property is affixed to the land."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in GeorgiaState. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33447620	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$210.88	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.070%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	9.070%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with the xx.
There are two junior civil judgments against the borrower in the favor of xx.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx and the annual county for the year of xxxx have been due in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx.xxx.xx.	Collections Comments:The loan is in the collection.
The loan is in the According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx.xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is borrower is not working. As per the comment dated xx/xx/xxxx, the borrower is not impacted by covid-xx.
The loan was modified on xx. As per the modified terms, the new principal balance is $xx,xxx.xx. The service agrees to forgive in the amount of $xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx. The loan was modified in xx steps. The new maturity date is xx/xx/xxxx.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the BPO report dated xx/xx/xxxx which is located at xx, the subject property is owner occupied. The subject property is in axxge condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx between the borrower x and the lender x. As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx. The loan was modified in xx steps. The new maturity date is xx/xx/xxxx.	Credit Application Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: MI certificate is not required, Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan was modified in 2 steps.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 183   Variance: -2   Variance %: -1.09289%   Comment: Loan original maturity terms are 181 months.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Variance: -1827 (Days)   Variance %:    Comment: Mod step 1 date is 02/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 9.700%   Tape Value: 9.957%   Variance: -0.257%   Variance %: -0.25700%   Comment: Mod step 1 rate is 9.7005.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000110000000000000000001   Tape Value: 000000000232113321010221   Variance:    Variance %:    Comment: PH string is 001000001234442234212123.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000000000000000011000   Tape Value: 122010123111232000000000   Variance:    Variance %:    Comment: PH string reversed is 321212432244432100000100.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Final application report is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: 1514 (Days)   Variance %:    Comment: Mod maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type is manufactured home. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Property is Manufactured Housing (Lvl 2)     "The home is affixed. As per the appraisal report dated 01/xx/2007 which is located at xx, the subject property type is manufactured home. According to the updated title report dated 10/xx/2020, the subject property type is manufactured home. The Affidavit for removal of manufactured home from vehicle which is located at xx shows the wheels, axles have been removed with the xx. The final title policy located at xx created with ALTA7 but the related copy is not attached with title policy."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33579969	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,783.06	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.850%	360	480	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	719	Not Applicable	39.970%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	5.000%	xx	01-xx-2020	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.	Collections Comments:Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.
No further information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx.
The borrower has given promise to pay the UPB of $xxx,xxx.xx with interest rate of x.xx% with P&I of $xxx.xx with fixed amortized type and it began from the first payment date of x/x/xxxx that was to be ended with the maturity date of xx
Affiliated Business Disclosure Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 365/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000100004322232222322222   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 222223222232223400001000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx Title   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33839872	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,992.44	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.350%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	716	714	35.595%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2019	xx	Not Applicable	3.993%	xx	05/xx/2019	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx The chain of assignment has been completed. The assignment is with “xx”, which was recorded on xx. There is a junior mortgage in the amount of xx in the favor of xx which was recorded on xx. There is a judgment against the borrower in the amount of xx in the favor of xx which was recorded on xx. Annual taxes have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
The borrower is delinquent with the loan for x months and the next due date for the regular payment is x/xx/xxxx.  The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
AS per collection comments review, borrower’s intention is to keep the property. According to comment dated x/xx/xxxx, the roof is tarped. As per comment dated x/xx/xxxx, borrower stated that the claim was getting out of hand with contractors so he will be doing the repairs himself. As per comment dated x/xx/xxxx, requested draw in the amount of $xxxx.xx payable to borrower. As per loss draft inspection report dated xx/xx/xxxx, located at “xx” the type of loss is water and amount of loss is $xx,xxx.xx. According to owner’s affidavit located at “xx” date of loss is xx. As per latest BPO dated xx/xx/xxxx located at “xx”, needs a roof and paint with estimate repair cost of $xx,xxx.xx. No detailed information is available in the latest xx months servicing comment that confirm the current status of the repairs.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx between the borrower “xx” and lender “xx”. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from x/x/xxxx, which will get change in x steps till the maturity date of xx. The New Principal Balance stated in the modification is $xxx,xxx.xx. I addition to this lender agrees to forgive an amount equal to $xx,xxx.xx which is exceeding x.xx% of modified principal balance and Interest bearing amount is $xxx,xxx.xx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	77178578	2: Acceptable with Warnings			* Missing Required State Disclosures (Lvl 2) "The property is located in state of Ohio. The following required State Disclosure is missing in the loan file. 1. Equal Credit Availability Notice 2. Insurance Tying Disclosure 3. Non-Deposit Insurance Disclosure 4." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer Document is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	22944.66	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33841695	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,720.50	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.990%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	595	651	32.578%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	3.250%	xx	01-xx-2016	Financial Hardship	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is with xx xx.
There are no active liens and judgments.
The combined 1st and 2nd half taxes for the year of xxxx/xxxx are paid in the total amount of $xx,xxx.xx.
As per the latest payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.
The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx with deferred amount of $xxx,xxx.xx and interest bearing amount of $xxx,xxx.xx. The borrower promised to pay $x,xxx.xx monthly with staring interest rate of x.xx%. The first modified payment date is x/xx/xxxx and the maturity is x/xx/xxxx.
According to the xx the borrower had filed for bankruptcy under chapter-xx with the xx. Therefore, the unsecured portion is $xx,xxx.xx. The debtor had filed the chapter xx plan on xx which was not confirmed yet. According to the plan, the debtor shall pay to the trustee $x,xxx.xx for xx months. However, the case was converted from chapter xx to chapter x on xx. However, borrower was discharged from bankruptcy on xx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower had filed for bankruptcy under chapter-xx with the xx. Schedule D of Voluntary petition shows the amount of claim as xx. The debtor had filed the chapter xx plan on xx/xx/xxxx which was not confirmed yet. According to the plan, the debtor shall pay to the trustee $x,xxx.xx for xx months. However, the case was converted from chapter xx to chapter x on xx. However, borrower was discharged from bankruptcy on xx.	The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx with deferred amount of $xxx,xxx.xx and interest bearing amount of $xxx,xxx.xx. The borrower promised to pay $x,xxx.xx monthly with staring interest rate of x.xx%. The first modified payment date is x/x/xxxx and the maturity is x/x/xxxx.	Affiliated Business Disclosure HUD-1 Closing Statement	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 600 |-xx-xx-240 |-xx-| -40.00000% Comment: Information updated as per the available documents. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 600   Variance: -240   Variance %: -40.00000%   Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 001111111211110101100111   Variance:    Variance %:    Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 111001101111112111111100 Variance: Variance %: Comment: Information updated as per the available documents. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is available in loan file xx. However, some points and fees were hand written."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33884774	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,689.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	636	Not Applicable	32.458%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx
There are two state tax liens active both are in the xx
The first was recorded on xx/xx/xxxx for the amount of $xx.
The second was recorded on xx/xx/xxxx for the amount of $xxxx.xx.
Annual County taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xx.
Annual County taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxxx.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I$xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I$xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
No comments have been found regarding the bankruptcy.
As per comment dated x/xx/xxxx, the reason for the default is Excessive obligations.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.
As per comment dated x/xx/xxxx, the borrower income is impacted due to Covid-xx. Borrower requested for forbearance plan. No further details have been found.
Update:
The loan is currently in active bankruptcy.
The reason for default is not available.
As per the tape data, and as per the servicing comment dated xx borrower filed for bankruptcy under xx. As per the servicing comments dated xx the post-petition due date is xx and the bankruptcy is still active.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No information has been found stating the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower xx and the plan was confirmed on xx The POC was filed on xx with the POC amount of xx and the amount of arrearage is xx As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxxx.xx for the period of xx months under Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx However, the unsecured portion is $x.xx. No comment has been found indicating a cram-down.
Update:
As per the tape data, and as per the servicing comment dated xx borrower filed for bankruptcy under xx As per the servicing comments dated xx the post-petition due date is xx and the bankruptcy is still active.

This is conventional fixed rate mortgage which was originated on x/xx/xxxx with P&I of $xxxx.xx and the interest rate of x.xxx%. The loan maturity date is x/x/xxxx. According to the latest payment history as of x/x/xxxx, the current interest rate is x.xxx%and P&I is $xxx.xx. The last payment was received on x/xx/xxxx with the P&I of $xxx.xx and interest rate of x.xxx% which was applied for the due date of x/x/xxxx. However, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.	Notice of Servicing Transfer	xx
Field: Current Bankruptcy Case Number   Loan Value: 21-40416   Tape Value: 19-42489   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 12/xx/2023   Tape Value: 9/xx/2020   Variance: 1186 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 112222233332333445545554   Variance:    Variance %:    Comment: Payment history string is 444440124433MMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 455545544333233332222211   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMM334444401244.   Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 date of 5/xx/2007 reflects cash to in the amount of $500.00."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34014242	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$420.73	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.620%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10-xx-2012	xx	xx	5.000%	xx	01-xx-2012	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx
The chain of the assignment has been completed and currently the assignment is with xx
There is an active water/sewer/utilities lien for the amount of $xxx.xx against the subject property which is held by xx and was recorded on xx
The annual county taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior years delinquent taxes have been found.
The payment history as of x/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied to the due date x/xx/xxxx. The seller tape data shows Unpaid Principal Balance is in the amount of $xx,xxx.xx till the due date x/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is collection and the next due date for the payment is x/xx/xxxx. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied to the due date x/xx/xxxx. The seller tape data shows Unpaid Principal Balance is in the amount of $xx,xxx.xx till the due date x/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.
The comment date x/xx/xxxx states that the reason for default is excessive obligation.
The loan was modified permanently under “Adjustment of Terms Agreement” between the borrower xx and the Lender xx on x/xx/xxxx. The new principal balance is in the amount of xx and the lender has agreed to defer the principal balance in the amount of xx The borrower has promised to pay P&I in the amount of $xxx.xx with the interest rate of x.xxx%. The payment had begun from x/xx/xxxx and ended with a maturity date of xx
The debtor had filed Bankruptcy under chapter-xx on xx with the Case# xx. The motion for relief from stay was filed on xx Later, debtor was dismissed on xx and case was terminated on xx
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining damage to the subject property has been observed.
No comments have been found stating that the borrower’s income has been affected by COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor had filed Bankruptcy under chapter-xx on xx with the Case# xx The motion for relief from stay was filed on x Later, debtor was dismissed on xx and case was terminated on xx	The loan was modified permanently under “Adjustment of Terms Agreement” between the borrower “xx” and the Lender “xx.” on x/xx/xxxx. The new principal balance is in the amount of xx and the lender has agreed to defer the principal balance in the amount of xx. The borrower has promised to pay P&I in the amount of $xxx.xx with the interest rate of x.xxx%. The payment had begun from x/x/xxxx and ended with a maturity date of xx.	Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy is Yes. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: Z   Variance:    Variance %:    Comment: borrower's middle name is xx   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active Not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 537   Variance: -237   Variance %: -44.13407%   Comment: Loan original maturity term months 300.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.62000%   Tape Value: 9.62160%   Variance: -0.00160%   Variance %: -0.00160%   Comment: Original stated rate is 6.62000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011010000010333322212322   Tape Value: 100002222222222222222221   Variance:    Variance %:    Comment: Payment history string is 10000122222222222222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 223212223333010000010110   Tape Value: 122222222222222222200001   Variance:    Variance %:    Comment: Payment history string reversed is 22222222222222222100001.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 is Cash Out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34200266	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,280.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.500%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	xx	4.370%	xx	01-xx-2014	Financial Hardship	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated on xx in the amount of xx with xx and it was recorded on xx as Instr# xx.

The chain of assignment is incomplete as the updated report does not showing assignments record. The current assignee of the subject mortgage is “xx

No active lien or judgment found pending against borrower.

RE Tax Status:

Annual combined taxes for xxxx are due on xx in the total amount of xx
No delinquent taxes have been found for the prior year.

//Update-
As per review of the latest updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of “xx”, which was recorded on xx under xx. The county taxes have been paid in the amount of xx on xx and due in the amount of xx which is good through xx No active judgments or liens have been found against the borrower or subject property. No prior year delinquent taxes have been found.	The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for x months and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per tape data is in the amount of $xxx,xxx.xx & the deferred balance is $x,xxx.xx.

//Update-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is x months delinquent and the next due date is x/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx with interest rate is x.xxx%. The current UPB reflected as per tape data is $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in collections.
The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for x months and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as per tape data is in the amount of $xxx,xxx.xx & the deferred balance is $x,xxx.xx.
//Update-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is x months delinquent and the next due date is x/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx with interest rate is x.xxx%. The current UPB reflected as per tape data is $xxx,xxx.xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
As per the BPO report dated x/xx/xxxx located at “xx” the subject property is owner occupied with no damage noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower “xx” and lender “xx” on the effective date of x/x/xxxx with the new modified principal balance of $xxx,xxx.xx to a step modification and the rate was starting from x.xxx % and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on x/x/xxxx with a new maturity date of x/x/xxxx. The rate changes in x steps ending at x.xxx %. The deferred balance is $x,xxx.xx & the interest bearing principal balance is $xxx,xxx.xx. Prior to this the loan was modified on xxxx & xxxx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Payment Plan |-xx-| |-xx-| Comment: Current Legal Status is Collections. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $2445.55   Tape Value: $5544.45   Variance: $-3098.90   Variance %: -55.89192%   Comment: Deferred Principal (Modification) per Payment History is $2,445.55.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: FC was not initiated on the property.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Modification reflects loan amortization type as step.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx Variance %: xx   Comment: As per note Original Balance (or Lien Amount) is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: xx   Comment: Original Standard LTV (CLTV) is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: xx Tape Value: 2.26000% Variance: 8.24000% Variance %: 8.24000% Comment: As per note original stated rate is 10.500000%. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. But, itemization of points and fees is available in the loan file locate at "xx" which is considered to run the compliance."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase Risk Indicator is "Moderate" as the loan is failing for:

The loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the prohibited fees test.
Loan Data: $160.00, Comparison Data: $0.00 & the Variance: +$160.00
Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited:
If the loan is a Consumer Loan (Iowa Code §537.1301(15)) it may charge an "additional charge". (Iowa Code §537.2501 and §537.2507).
If the loan is a Home Acquisition Loan (Iowa Code §535.8(1)) the lender may collect fees as allowed by statute. (Iowa
Code §535.8(4), xx. 661 N.W.d2 193)
If the loan is a Home Equity Line of Credit (Iowa Code §535.10(1)) the lender may collect fees as allowed by statute."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Credit Agreement Disclosure
2. Cosigner Notice
3. Notice to Consumer
4. Compliance with Truth in Lending Act
5. Choice of Insurer Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34438581	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$483.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	Unavailable	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04-xx-2016	xx	Not Applicable	8.000%	xx	11/xx/2016 12:00:00 AM	Financial Hardship	The review of the Updated title report dated xx
The chain of the assignment been completed. Currently, the mortgage assignment is withxx
There is Civil Judgment active in the Favor of xx
Annual City taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $xxx.xx.
Annual County taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
According to servicing comment dated x/xx/xxxx, the reason for default is Curtailment of income. However, No further details have been found regarding borrower income is impacted due to Covid-xx.
As per comment dated x/xx/xxxx, the repayment plan was approved. The first payment was made on xx in the amount of xx However, no further details have been found.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx between the borrower xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per modification is xx This loan was modified once.	1-4 Family Rider
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 180 Tape Value: 731 |-xx-xx-551 |-xx-| -xx Comment: Copy of Original Note is missing from loan file. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per servicing comment, borrower income is impacted by Covid-19.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: xxTape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Copy of Original Note is missing from loan file.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months Loan Value: Not Applicable Tape Value: 12 Variance: Variance %: Comment: Copy of Original Note is missing from loan file. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing in the loan file."
* Note is missing or unexecuted (Lvl 3) "The copy of original Note is missing from the loan file. However, the loan was modified with fixed amortization on xx and Modification agreement is located at xx”."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report  is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "As per seller's tape data subject property type reflects as 2 Family. However, required 1-4 family rider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following required state disclosures are missing from the loan file.

1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.Mortgage Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative Mortgage Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.New York Real Property Escrow Account Disclosure
12.Commitment Disclosure
13.Lock-in Disclosure
14.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34499917	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,974.23	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.050%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.362%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2014 12:00:00 AM	xx	Not Applicable	6.550%	xx	01-xx-2014	Financial Hardship	The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with xx which was recorded on xx.
The chain of assignment has not been completed. The current assignment is with xx which was recorded on xx; however, it should be with xx.
There is a junior mortgage against the subject property in the favor of xx, in the amount of xx which was recorded on xx.
There is a Hospital judgment against the borrower in the favor xx, in the amount of xx which was recorded on xx.
There is a civil Judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx.
There is a civil Judgment against the borrower in the favor of xx, in the amount of xx which was recorded on xx.
There is a civil Judgment against the borrower in the favor of xx, in the amount of xx which was recorded on xx.
The annual combined taxes of xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
Collections Comments:The loan is currently in bankruptcy.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The reason for default is unable to be determined.
The comment history dated x/xx/xxxx shows that the subject property is owner-occupied.

Foreclosure Comments:As per updated title report, the foreclosure was initiated in xxxx and the complaint was filed on xx/xx/xxxx. However, it was put on hold as the borrower had filed the bankruptcy on xx and the date of last filing is xx.
Bankruptcy Comments:According to the xx, the borrower xx had filed the bankruptcy under chapter-xx with the case#xx on xx. The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was $xx,xxx.xx.
The date of last filing is xx.	This modification agreement was signed between the borrower x and the lender x on x/xx/xxxx.
The unpaid principal balance was $xxx,xxx.xx with the interest rate of x.xxx%.  The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx. The maturity is xx.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Currently in foreclosure is yes. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Original Stated P&I   Loan Value: $1133.79   Tape Value: $522.06   Variance: $611.73   Variance %: 117.17618%   Comment: $1,133.79.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000001   Tape Value: 889876666555555555655556   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000000000000000000000   Tape Value: 655556555555555666698988   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Purpose of refinance per application is debt consolidation. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test.
This loan failed the prepayment term test.
This loan failed the first lien lender fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer&reg will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.

FAIL

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

FAIL

State Regulations Restricted Fees
This loan failed the first lien lender fees test due to one of the following findings: (xx)
The loan is a first lien mortgage with a principal amount that is greater than or equal to xx and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of
0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or

FAIL
The loan is a first lien mortgage with a principal amount that is less than xx and the loan charges a lender fee. (xx)."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrowers."
																																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrowers."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34660709	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,279.52	$4,469.64	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.310%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx with xx
The chain of assignment is complete.
There are active judgments and liens.
The1st installment of county taxes for the year of xxxx is delinquent in the amount of xx with the good though date xx
Review of the payment history available from xx/xx/xxxx to x/xx/xxxx states that the borrower has been making payments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in collection. Review of the payment history available from xx/xx/xxxx to x/xx/xxxx states that the borrower has been making payments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx. The borrower is xx and running a xx from last xx months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Note Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |-xx-| |-xx-| Comment: U/A Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Executed copy of Note is missing from the loan file. Loan has not been modified since origination."	* Application Missing (Lvl 3) "Final application is missing in the loan file. Data has been considered from initial application located at "xx"."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 3) "Notice of Right to cancel is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Assets documents and Income documents are missing from the loan file due to which unable to determine borrower's ability of income. (This is a 24 months bank statement program loan. We need bank statements from 9/xx/2017 to 8/xx/2019. Bank statements are available from 8/xx/2018 to 8/xx/2019 only for 13 months.) SOL expired. Downgraded to LVL 2."
																																																																																																								* Mortgage Riders incomplete / inaccurate (Lvl 2) "Executed copy of Mortgage Riders are missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34820715	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$4.23	$2,664.38	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.700%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.509%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	8/xx/2018 12:00:00 AM	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
The chain of mortgage assignment is incomplete. Currently, the mortgage is xx
There is a senior mortgage open against the property in the favor of xx
No release or satisfaction document has been found towards this senior mortgage. Short form title policy at origination does not reflect any mortgage/ lien as open. Final HUD-x shows payoff towards senior mortgage in the amount of xx

There are liens and judgments open as follows:
x) There is a Contract Dispute (Civil Judgment) open against the borrower xx
x) There is a Child Support (Child Support Lien) open against the borrower xx
x) There is a state tax lien open against the borrower xx in the favor of xx
x) There are two state tax liens open against the borrower xxxx in the favor of xx
x) There is a state tax lien open against the borrower xx
x) There is a civil judgment open against the borrower in the favor of xx
x) There is a civil judgment open against the borrower in the favor of xx
x) There is a civil judgment open against the borrower in the favor of xx
x) There is a civil judgment open against the borrower in the favor of xx
xx) There is a civil judgment open against the borrower in the favor of xx

Third installment combined taxes of xxxx are delinquent (balance remaining after payment) in the amount of xx	The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:Loan is in collections.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx  in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.
Ass per PACER, the debtor (Edward Anderson) had filed Bankruptcy under chapter-x with the case#xx
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
As per comment dated x/xx/xxxx, the borrower income has been impacted by covid-xx. Borrower stated that unemployed due to Covid-xx. Comment dated x/xx/xxxx states that the forbearance plan was approved for x month from xx. Comment dated xx states that the borrower had kept plan. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Ass per PACER, the debtor (xx	Not Applicable	Affiliated Business Disclosure Credit Report	Field: ARM Lifetime Floor Percent Loan Value: xx Comment: ARm lifetime floor percent is xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Current occupancy is "Owner or Farmer: Primary Home"   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active? is "Not Applicable"   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: 1xx    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx  Variance %:    Comment: Stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is "Moderate" due to loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:a credit report fee;appraisal fee;application fee;commitment fee;warehouse fee;discount points;lock-in fee;a service fee not to exceed $25.00 to cancel the mortgage; andfees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:overnight delivery, messenger, fax, and other special delivery fees;flood certification fees;pest inspection or certification fees;final inspection fee;outside counsels' fees as permitted by xx;certified check fees;credit report and appraisal update fees;not more than one-year of mortgage insurance premiums;survey fees;recording fees;title and title search fees, including title insurance premiums;taxes;tax service fees;radon test fees;other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan files."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR date is not hand dated by borrower."
* The property type does not match the Appraisal Report (Lvl 2)     "As per appraisal report xx, the property type isxx. As per tax assessment report from pro title, the property is 2-residential family and it shows separate assessment for land and value.
																																																																																																								The seller tape data shows property type is xx. No evidence has been found that property is mobile home as per loan docs."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34884167	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,512.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/xx/2014	xx	Not Applicable	1.000%	xx	08/xx/2014	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx
The chain of assignment has been completed. The last assignment is with from xx
There is an active Water/Sewer lien on the subject property which was recorded on xx
There is civil judgment against the borrower in the favor of xx
There is civil judgment against the borrower in the favor of xx
The 1st and 2nd county taxes for the year xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
This modification agreement was made between Lender Amends and Supplements and Borrower Brenda P. Hawkins on x/xx/xxxx. As per the modified term, the new principal balance is $xx,xxx.xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from x/xx/xxxx with a maturity date of x/xx/xxxx. The modification have a Balloon provision in the amount of $x,xxx.xx which will be due on maturity date x/xx/xxxx. This loan was modified three times.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender x and Borrower x on x/xx/xxxx. As per the modified term, the new principal balance is $xx,xxx.xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from x/x/xxxx with a maturity date of x/x/xxxx. The modification have a Balloon provision in the amount of $x,xxx.xx which will be due on maturity date x/x/xxxx. This loan was modified three times.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx
xx
Field: Original Stated Rate   Loan Value: 7.25000%   Tape Value: 1.00000%   Variance: 7.24000%   Variance %: 7.24000%   Comment: The original stated rate is 7.250%.   Tape Source: Initial   Tape Type:
xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with itemization and estimated HUD-1 documents are missing from the loan file."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35091577	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$488.28	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.221%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	xx	Unavailable	Unavailable	Unavailable	01-xx-2019	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
Annual taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. As per the comments, the foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. Due to loss mitigation efforts, the FC as placed on hold.
No records for bankruptcy have been found. The RFD is unable to be determined
No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.

Update:
The current status of the loan is performing.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
As per comment dated x/xx/xxxx, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-xx.
No evidence has been found regarding damage.

Foreclosure Comments:As per the comments, the foreclosure was initiated and the file was referred to an attorney on xx. Due to loss mitigation efforts, the FC as placed on hold.
Bankruptcy Comments:Not Applicable	This is Conventional ARM rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxxxx% and a maturity date of xx. The P&I as per payment history is $xxx.xx and rate of interest is xx.xxx%; however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. As per tape, the loan has been modified on xx, the new UPB is $xx,xxx.xx and maturity as xx. However,the loan modification agreement is missing from the loan file.	Credit Application	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: As per the comments, the foreclosure was initiated and the file was referred to an attorney on xx. Due to loss mitigation efforts, the FC as placed on hold. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: The loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: The loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000044444444444444444   Tape Value: 100000432211000999999876   Variance:    Variance %:    Comment: As per the Payment history, the string is 000000014342104000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444440000000   Tape Value: 678999999000112234000001   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 444444444401243410000000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 10633 (Days) Variance %: Comment: The loan modification agreement is missing from the loan file. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Critical" (Lvl 4) "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if
the additional conditions are met"	* ComplianceEase HOEPA Test Failed (Lvl 3) "HOEPA Higher-Priced Mortgage Loan Test: FAIL 12.381% 6.110% +6.271%.
This loan failed the HOEPA higher-priced mortgage loan document type test due to one of the following findings: ( 12
CFR §1026.35 , transferred from 12 CFR §226.35 as enacted in 2008 )
The loan is a higher-priced mortgage loan and the document type of the loan is "No Asset Verification," "No Asset or
Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or
The documentation type of the loan was not provided. The documentation type is one of sexxl factors that should be considered when making any higher-priced mortgage loan.

HOEPA Higher-Priced Mortgage Loan Document Type Test: FAIL.
Fees Included:
Loan Origination Fee paid by Borrower: $728.99
807 Flood Certification - Single Charge or Life of Loan paid by Borrower: $5.50

This loan failed the documentation type test. ( NC GS §24-1.1F(c) )
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
																																																																																																							Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided."	* Application Missing (Lvl 2) "Final application is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Pass	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35142786	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$647.79	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.732%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	3.710%	xx	01-xx-2016	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The Chain of assignment has been completed. The last assignment is with xx. Active mortgages, liens and judgments are found against borrower and property is as follows: • There are four Civil Judgment active against borrower xx in the favor of different plaintiff which was recorded on different dates xx respectively total in the amount of xx with the different Instrument/Case/Book/Page# Number. • There is an IRS Federal Tax lien active against borrower xx in the favor of Department of the Treasury Internal Revenue Service which was recorded on xx in the amount of xx with the different Instrument/Book/Page# xx. xxxx County Taxes has been paid on xx/xx/xxxx in the amount of $xxx.xx. There are no prior year real estate delinquencies.	According to the payment history as of date is xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxxand the next due date for payment is xx/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The Loan current status is performing. According to the payment history as of date is xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxxand the next due date for payment is xx/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx. The borrower has been making payment as per Loan modification agreement was made on x/xx/xxxx.The agreement made between the borrowers xx and lender is xx.The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/xx/xxxx. The maturity date as per loan modification agreement is xx Modifiation contains x steps .Currently borrower making payment as per xx last step. RFD not required as borrower current with the loan. The subject property is occupied by owner. The borrower's intention is to keep the property. No evidence has been found regarding Bankruptcy & Foreclosure. No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. No evidence has been found regarding COVID-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The borrower has been making payment as per Loan modification agreement was made on x/x/xxxx.The agreement made between the borrowers xx and lender is xx.The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx. The maturity date as per loan modification agreement is xx. Modifiation contains x steps .Currently borrower making payment as per xx last step.	Credit Application Credit Report Initial Escrow Acct Disclosure Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: did not use for review. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: did not use for review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: did not use for review.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: As per note, the stated remaining terms are xx months. However, the tape data reflects 477 months.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MI require as LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000001211000012321   Variance:    Variance %:    Comment: As per Payment history string reversed 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 123210000212100000000000   Variance:    Variance %:    Comment: As per Payment history string reversed 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per 1003, the purpose of the transaction is Cash Out-other .However, the tape data reflects Change in rate/Term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD-1, the purpose of the transaction is Cash Out.However, the tape data reflects Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "The Appraised value per Appraisal is xx which is less than a loan amount of xx.Hence the LTV is calculated as xx which is exceeding xx.
* MI, FHA or MIC missing and required (Lvl 2)     "The MI certificate is missing from the loan file."
																																																																																																								* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35154768	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$69,417.52	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	38.269%	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05-xx-2010	xx	Not Applicable	2.000%	xx	01-xx-2010	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx.
There is a junior UCC mortgage active in the favor of xx, which was recorded on xx.
Combined 1st half taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $xx,xxx.xx.
Combined 1st half taxes for the year of xxxx are due on x/xx/xxxx in the amount of $xx.xx and good through date is x/xx/xxxx.
Combined 2nd half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xx,xxx.xx.
Combined 3rd half taxes for the year of xxxx are due on x/xx/xxxx in the amount of $xx,xxx.xx.
Combined 4th half taxes for the year of xxxx are due on x/xx/xxxx in the amount of $xx,xxx.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of x/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history as of x/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
No comments have been found regarding reason for default.
No foreclosure activity has been found.
According to the PACER report, the borrower “xx” had filed for bankruptcy under Chapter-xx with case# xx and the plan was confirmed on xx. The loan is inactive bankruptcy.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower “xx” had filed for bankruptcy under Chapter-xx with case# xx and the plan was confirmed on xx. The POC was filed on xx with the POC amount of xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $x,xxx.xx for the period of xx months under amended Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. However, the unsecured portion is xx. No comment has been found indicating a cram-down.  The loan is in active bankruptcy. The MFR was filed on xx.

According to the modification, the loan was modified on x/x/xxxx, between the borrower xx, The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx. The maturity date as per modification is xx. This loan was modified once.
The modification agreement has five steps.
Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: xx|-xx-xx-57 (Days) |-xx-| Comment: As per modification agreement, Doc date of last modification is 4/xx/2010. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx%   Comment: As per note, Loan original maturity term months isxx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: UGI   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per note, neg amortization is potential is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Variance:    Variance %:    Comment: As per payment history string is xx. However, the tape data reflects string is 456545621223453433011101.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 456545621323453433011101   Variance:    Variance %:    Comment: As per payment history string reversed is MMMMMMMM1443433321011100. However, the tape data reflects string is 456545621223453433011101.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: As per Note, Property Address street isxx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xxVariance: $xx Variance %: -xx% Comment: As per payment history, the unpaid current principal balance is xx. However, the tape data reflects balance is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 located at "xx" reflects that the point and fees are hand written."	* MI, FHA or MIC missing and required (Lvl 2) "This is conventional fixed rate loan. Final loan application reflects MI in the amount of xx. However, MI certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Co-Signer Notice Requirements
7. Default Warning Notice
8. New York Real Property Escrow Account Disclosure
9. Lock-in Disclosure
10. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35271985	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$195.54	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.730%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	9.730%	xx	01-xx-2019	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is a judgment in the favor of xx.
Annual taxes for the year of xxxx have been due in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. No records for bankruptcy and foreclosure has been found. The RFD is excessive obligation. No damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower x x and the lender x x on xx/x/xxxx. The UPB is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxxx%, beginning from xx/x/xxxx. The maturity is xx/x/xxxx.	Credit Application Credit Report	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 202   Variance: -21   Variance %: -10.39603%   Comment: As per the note, the loan maturity term months are 181.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000222222   Tape Value: 112112321100432100000000   Variance:    Variance %:    Comment: As per the Payment history, the string is 0112112231044444410000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222222000000000000000000   Tape Value: 000000001434001123221211   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 000000144444401322112110   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 3285 (Days) Variance %: Comment: As per the mod, the stated matruity is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination located at xx shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title shows separate assessment for land and improvements.
A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35369143	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,029.13	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	Unavailable	Unavailable	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2018	xx	xx	3.875%	xx	11/xx/2018	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage is recorded on xx
The chain of assignment has been completed as the current assignee is with xx
Active judgments or liens.
There is a junior mortgage recorded on xx/xx/xxxx in the amount of $xx,xxx.xx in the favor of Mers as nominee for xx
Annual county taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in the collection. According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the borrower's income has been impacted due to the COVID-xx. The lender deferred the March-xxxx payment for the amount of $xxx.xx and the next due date was xx/xx/xxxx. No further details have been found.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
The loan modification agreement has been made on xx/xx/xxxx between x, x, and the lender x, x. The new modified principal balance is $xxxxxx.xx. The lender had deferred the $x,xxx.xx from the new modified principal balance. Hence, the interest bearing amount is $xxx,xxx.xx. The borrwoer promissed to pay the monthly P&I $xxx.xx with the rate of interest x.xxx%. The modified first payment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx. The loan has been modified thrice since origination.
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Note Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: Unavailable Tape Value: 602 |-xx-| |-xx-| Comment: As per the note, the amortization termi is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $7825.69   Tape Value: $8550.74   Variance: $-725.05   Variance %: -8.47938%   Comment: As per the mod, the deferred principal balance is $7,825.69.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: Unavailable   Tape Value: 1/xx/2007   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: Unavailable   Tape Value: 602   Variance:    Variance %:    Comment: As per the note, the amortization termi is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000001000111111   Tape Value: 132111001001000000000999   Variance:    Variance %:    Comment: The payment history string is 013211100100100000000044.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111000100000000001000   Tape Value: 999000000000100100121231   Variance:    Variance %:    Comment: The payment history string is 013211100100100000000044.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: 4191.000% Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Note is missing or unexecuted (Lvl 3) "The original note along with the lost note affidavit is missing from the loan file; however, values are updated from Mortgage ARM rider located at “xx”. Also, loan was modified thrice since origination, the last time loan was modified on 10/xx/2018."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 4.197%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data 0.000% Comparison Data 4.197% Variance -4.197%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Florida state. The following require state disclosures are missing from the loan file.
1. Anti-Coercion Notice.
2. Title Insurance Disclosure.
3. Radon Gas Disclosure.
4. Insurance Sales Disclosure."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing in the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35416071	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,926.77	06/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.004%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	4.000%	xx	01-xx-2013	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx.

The chain of assignment is complete. The loan is currently assigned with xx.
There is a UCC Financing Statement in the amount of $x.xx with xx.
Year of xxxx annual county taxes have been paid off in the amount of xx on xx.

No any prior year taxes are delinquent as per updated title report.
The review of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx which applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.	Collections Comments:According to the collection comments reveals that loan is in collection.
The review of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx which applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.
No record of foreclosure & bankruptcy has been found.
As per the collection comment dated x/xx/xxxx, borrower is impacted due to Covid-xx & offered with x months FB disaster plan beginning from x/xx/xxxx to x/xx/xxxx. The loan was modified recently on effective date x/xx/xxxx.
The collection comment dated xx/xx/xxxx, the trial modification has been approved. The plan would be started from xx/xx/xxxx to x/xx/xxxx in the amount of $xxxx.xx each month. The comment dated xx/xx/xxxx states that the final modification effective date is x/xx/xxxx, New UPB of xx new maturity date x/xx/xxxx, mod terms are xxx month, new interest rate x.xx%, PITI $xxxx.xx.
According to the BPO xx report dated x/xx/xxxx, the property occupied by owner and condition is axxge. No damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of x/x/xxxx and a new principal balance is xx with fixed modification type and the interest rate was x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on x/x/xxxx with a new maturity date of x/x/xxxx. The UPB that has been amortized is xx as an interest bearing amount.
The collection comment dated xx/xx/xxxx, the trial modification has been approved. The plan would be started from xx/x/xxxx to x/x/xxxx in the amount of $xxxx.xx each month. The comment dated xx/xx/xxxx states that the final modification effective date is x/x/xxxx, New UPB of xx new maturity date x/x/xxxx, mod terms are xxx month, new interest rate x.xx%, PITI $xxxx.xx.
Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 545 |-xx-xx-185 |-xx-| -33.94495% Comment: Amortiztion term months is 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $3638.72   Variance: $-3638.72   Variance %: -100.00000%   Comment: No deferal principal has been found.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2020   Tape Value: 6/xx/2020   Variance: 29 (Days)   Variance %:    Comment: Last payment received date is 6/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 332100001001200000001233   Tape Value: 332100001002100000002221   Variance:    Variance %:    Comment: Payment history string is 432100001001200000001233.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 332100000002100100001233 Tape Value: 122200000101200100021233 Variance: Variance %: Comment: Payment history string reversed is 332100000002100100001234. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Missing Credit Report from the loan package."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by all borrowers."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35426030	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,027.29	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.650%	360	480	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.188%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2015 12:00:00 AM	xx	Not Applicable	5.025%	xx	01-xx-2015	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. The latest assignment is with xx.
There is a civil judgment in favor of xx.
The annual installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for x month and the last payment was received on xx/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for x month and the last payment was received on xx/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is curtailment of income. However, as per the comment dated xx/xx/xxxx, the borrower confirmed that they are not impacted by Covid-xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The step modification agreement was signed between thexx.
As per the comment dated x/xx/xxxx, the subject property has been occupied by an unknown party.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
According to the collection comments, the loan is current. The tape data shows the current balance is $xx,xxx.xx, and the next due date is x/xx/xxxx.
As per the collection comment dated x/xx/xxxx, the borrower's income was impacted due to Covid.
No evidence of foreclosure has been found.
No evidence of damage or repair has been found.
As per comment dated x/xx/xxxx, the loan modification review was denied due to insufficient income. Collection comment dated x/xx/xxxx shows BWR applied for HAF assistance. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx.
The Unpaid Principal Balance is $xx,xxx.xx with interest rate x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx that began from xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   xx Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina. The following disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35451993	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,211.88	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.990%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	7.999%	xx	01-xx-2019	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx..
Chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
Annual taxes for the year of xxxx have been due in the amount of $xxxx.xx.
Annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB is $xx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.
The foreclosure was initiated and the file was referred to an attorney. No details have been found. As per the comment dated x/xx/xxxx, the sale was scheduled for xx was postponed due to client request. The sale was scheduled for xx.However it was placed on hold due to loss mitigation.
No records for bankruptcy have been found. The RFD is unable to be determined.
The loan was modified once since origination. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney. No details have been found. As per the comment dated x/xx/xxxx, the sale was scheduled for xx was postponed due to client request. The sale was scheduled forxx.However it was placed on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	This step modification agreement was signed between the borrower x and the lender x on x/x/xxxx. The UPB is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx/xx/xxxx.The maturity is xx/xx/xxxx.	Credit Application Credit Report	Field: Borrower Last Name Loan Value: xx |-xx-| |-xx-| Comment: As epr the Note, the bororwer last name is xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated and the file was referred to an attorney.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 10/xx/2019   Tape Value: 10/xx/2024   Variance: -1827 (Days)   Variance %:    Comment: As per the Mod, the step 1 date is 10/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 7.999%   Tape Value: 8.999%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the Mod, the step 1 rate is 7.999%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 10/xx/2024   Tape Value: 10/xx/2025   Variance: -365 (Days)   Variance %:    Comment: As per the Mod, the step 2 date is 10/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 8.999%   Tape Value: 9.999%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the Mod, the step 2 rate is 8.999%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 10/xx/2025   Tape Value: 10/xx/2026   Variance: -365 (Days)   Variance %:    Comment: As per the Mod, the step 3 date is 10/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 9.999%   Tape Value: 10.065%   Variance: -0.066%   Variance %: -0.06600%   Comment: As per the Mod, the step 3 rate is 9.999%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000999999999999   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 000000000000444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999000000000000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 444444444444000000000000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Variance: $1119.89   Variance %: 1.86017%   Comment: This step modification agreement was signed between the borrower Estate of xx. The UPB is $61,323.29.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 9831 (Days) Variance %: Comment: As per the Mod, the maturity is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL $153,282.40 $153,429.19 -$146.79
TILA Foreclosure Rescission Finance Charge Test: FAIL $153,282.40 $153,429.19 -$146.79"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Bona Fide Discount Points Test: FAIL

This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $153,429.19. The disclosed finance charge of $153,282.40 is not considered accurate because it is understated by more than $100

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $153,429.19. The disclosed finance charge of $153,282.40 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35490966	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,537.94	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	72.965%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	xx	5.000%	xx	01-xx-2012	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment has not been completed. The last assignment is with xx.
The second installments of county taxes for the year of xxxx are due in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The current ownership is vested in the name of xx.

As per the review of payment history as of x/xx/xxxx, the borrower is delinquent for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of x/xx/xxxx, the borrower is delinquent for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on xx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
According to bankruptcy doc#xx-x dated x/xx/xxxx, the borrower's income is affected by covid xx. The subject property has been occupied by owner. The borrower's intention is to keep the property.
No damage or repairs are found.

According to the PACER, the borrower xx.
As per the review of collection comments, the foreclosure was initiated in xxxx. The file was referred to an attorney on x/xx/xxxx.The complaint was filed on x/xx/xxxx. The foreclosure notice of sale was filed on x/xx/xxxx. However, the foreclosure was put on hold due to the borrower xx.

Update:-
According to the servicing comments, the loan is in bankruptcy.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in xxxx. The file was referred to an attorney on x/xx/xxxx.The complaint was filed on x/xx/xxxx. The foreclosure notice of sale was filed on x/xx/xxxx. However, the foreclosure was put on hold due to the borrower xx.
Bankruptcy Comments:The borrower xx. The plan was confirmed on xx/xx/xxxx.
The post-petition due date was xx/xx/xxxx. The POC was filed on x/xx/xxxx, the amount of claim is $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xxx,xxx.xx and the value of property is $xxx,xxx out of which $xx,xxx.xx is unsecured. The motion for relief was filed on xx.
There is no any evidence of cram down.

The loan was modified on xx between the borrower xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of x.xx %and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx. The maturity date as per modification is xx. There is no any deferred balance. The interest-bearing amount is $xxx,xxx.xx.	Credit Report HUD-1 Closing Statement	Field: Current Bankruptcy Case Number Loan Value: 17-06338 Tape Value: xx |-xx-| |-xx-| Comment: The bankruptcy case number is xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 12/xx/2023   Tape Value: 11/xx/2019   Variance: 1491 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the review of collection comments, the foreclosure was initiated in 2017. The file was referred to an attorney on 3/xx/2017.The complaint was filed on 3/xx/2017. The foreclosure notice of sale was filed on 9/xx/2017. However, the foreclosure was put on hold due to the borrower Johni Kosugi and Corrie Lee Kosugi had filed for bankruptcy under Chapter-13 with the case# 17-06338 on 10/xx/2017.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require the MI.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original CLTV Ratio Percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original standard LTV(OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000111   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: The Note reflects the subject property address is 3818 Vista Grande Drive.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 is missing from the loan file. However the itemization is located at "xx". The points and fees are updated using the Itemization."	* DTI > 60% (Lvl 2) "As per 1003 dated xx, the total monthly income is in the amount of $6648.00 and the total monthly expenses are in the amount of $4006.00. Hence, the DTI is calculated as 72.965% which is exceeding 60% DTI limit."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "The note date is xx and ROR transaction date is xx. Hence the ROR transaction date is not consistent with note."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35617784	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,500.27	12/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.368%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	3.250%	xx	01-xx-2016	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
As per updated title report, there are multiple Municipal/city liens against the subject property in the favor of xx.
However, the subject property is located in xx which is super lien state so the property may get foreclosed due to this unpaid lien amount and this can be cured by paying off the lien amount with the additional charges if any.

As per updated title report, there are multiple HOA liens against the subject property in the favor of xx in the amount of $ xx.
However, the subject property is located in xx which is super lien state so the property may get foreclosed due to this unpaid lien amount and this can be cured by paying off the lien amount with the additional charges if any.
The annual taxes have been due in the amount of $xxxx.xx. No prior year delinquencies found.

Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency of x month and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in collections. Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency of x month and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx.xx.
The loan was modified on xx/xx/xxxx with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx. The reason for default is Unemployment / Decreased Inc. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied. Collection comment does not indicate any damages and repairs on the subject property.
As per comments dated x/xx/xxxx, the borrower is unemployed due to pandemic.

Update:
Foreclosure: The foreclosure file was referred to attorney on xx As per comment dated x/xx/xxxx, the foreclosure was cancelled on xx due to reinstatement. Further details not provided.
Foreclosure Comments:The foreclosure file was referred to attorney onxx. As per comment dated x/xx/xxxx, the foreclosure was cancelled on xx due to reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx with new principal balance of $xxx,xxx.xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx. This modification contain balloon provision.	Credit Report Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Comment: Deferred balance amount is "$36,332.73".   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Variance %: -4.13499%   Comment: Deferred principal (Modification) per payment history is "xx".   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. amort potential? is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Variance %: 0.01682%   Comment: Original stated P&I is "$1,664.28".   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Comment: Original stated rate is "6.62500%".   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000444444444444444   Tape Value: 432110132000001000000111   Variance:    Variance %:    Comment: Payment history string is "432110112323001000000411".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444000000000   Tape Value: 111000000000000231021234   Variance:    Variance %:    Comment: Payment history string reversed is "114000000100323211011234".   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Property address street is "xx".   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Updated as per appraisal report. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is "Elevated" factor as follow:
This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not sign by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan files."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL date is not hand dated by borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35819784	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$146.91	$612.60	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.650%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	565	Not Applicable	22.951%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the Pro-title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently the assignment is with xx; however, it should be with xx.
No active judgments or liens have been found.
The annual county taxes of xxxx are due in the amount of $xxx.xx on x/xx/xxxx.
The annual county taxes of xxxx are delinquent in the amount of $xxx.xx and good though till x/xx/xxxx.
According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:
As per the collection comments as of x/xx/xxxx, the loan is in bankruptcy.
According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the case # xxon xx and the plan was confirmed on xx. The POC was on xx with the secured claim amount of xx and the amount of arrearage was xx. The date of last filing is xx.	Not Applicable	Affiliated Business Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 363 |-xx-xx-3 |-xx-| -0.82644% Comment: N/A Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1237.67   Variance: $-1237.67   Variance %: -100.00000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 6/xx/2010   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 363   Variance: -3   Variance %: -0.82644%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333433333333333344   Variance:    Variance %:    Comment: The payment history string is 333333333343333333333334.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 443333333333334333333333   Variance:    Variance %:    Comment: The payment history string is 333333333343333333333334.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $74000.00   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 4/xx/2037 Tape Value: 7/xx/2037 Variance: -91 (Days) Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test.
This loan failed the first lien lender fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Loan Data 5.000% Comparison Data 4.000% Variance +1.000%.
This loan failed the first lien lender fees test due to one of the following findings: (NC §24-1.1A(e))
The loan is a xx with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest.
Loan Data $395.00 Comparison Data $150.00 Variance +$245.00."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35821800	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$4,952.20	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	26.748%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12-xx-2018	xx	Not Applicable	5.125%	xx	01-xx-2018	Financial Hardship	Review of updated title report dated xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is HOA lien open against the subject property in the amount of xx
There is active junior state tax lien against borrower which is in the amount of xx
There are eight junior civil judgments against the borrower which is in the total amount of xx
Annual county taxes for the year of xxx-xx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of payment history as of dated xx/xx/xxxx shows that the borrower is xx months in delinquent. The last payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx and next due date is xx/xx/xxxx. The last payment received date is unavailable. The current unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	Collections Comments:Review of payment history as of dated xx/xx/xxxx shows that the borrower is xx months in delinquent. The last payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx and next due date is xx/xx/xxxx. The last payment received date is unavailable. The current unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
As per latest comment xx/xx/xxxx, the reason for default is curtailment of income. As per comment xx/xx/xxxx, the borrower has lost his job due to covid-xx. No further information has been found.
No information has been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure and bankruptcy process. No visible damages have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx with new principal balance of $xxx,xxx.xx .The borrower promises to pay the new P&I in the amount of $xxxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure HUD-1 Closing Statement Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 617 |-xx-xx-257 |-xx-| -41.65316% Comment: Amortization Term Months (CE, S&P) are 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2511.96   Variance: $-2511.96   Variance %: -100.00000%   Comment: Deferred Principal (Modification) per Payment History is $0.00   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file but it is not legible."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrowers."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR the transaction date is xx but  as per note, the note date is xx
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1 the settlement date is xx and as per note, the note date is xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35973491	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$217.96	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.700%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	10.700%	xx	01-xx-2020	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
Chain of assignment has been completed. xx.
There is a state tax lien in the amount of $xx which was recorded on x/xx/xxxx in the favor of xx.
There are x real estate taxes against the property xx first in the amount of $xx which was recorded on x/xx/xxxx, second in the amount of $xx which was recorded on xx/xx/xxxx and the other in the amount of $xx which was recorded on x/xx/xxxx.
There is a judgment in the amount of $xx which was recorded on xx/xx/xxxx in the favor of xx.
For the parcel# xx
Annual county taxes for the year of xxxx have been paid in the amount to $xx.xx.
Annual school taxes for the year of xxxx have been paid in the amount to $xxx.xx.
For the parcel# xx
Annual county taxes for the year of xxxx have been paid in the amount to $xxx.xx.
Annual utility taxes for the year of xxxx have been due in the amount to $xx.
Annual school taxes for the year of xxxx have been paid in the amount to $xxx.xx.
No prior year delinqent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB is $x,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. No evidence of post-closing foreclosure has been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx and the lender xx on xx. The UPB is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of xx.xxx%, beginning from xx/xx/xxxx. The maturity is xx.	Affiliated Business Disclosure Credit Application Credit Report Origination Appraisal	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: As per the note, the interest calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No evidence of post-closing foreclosure has been found.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000101000   Tape Value: 000000001443333221001000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 00000000144444333231120   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000101000000000000000000   Tape Value: 000100122333344100000000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 02113233344444100000000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Final application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 2696 (Days) Variance %: Comment: As per the Mod, the matruity is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Interest Rate Test: FAIL 11.700% 7.250% +4.450%"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36012625	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$412.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.713%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	7.999%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx in the favor of xx with loan amount xx and which was recorded on xx with instrument# xx
The chain of assignment has been completed. Currently, the assignment is with xx
There are four civil judgment lien against the borrower are as follows;
x. There are two Civil Judgments against the borrower in the favor of xx in the amount of xx which was recorded on xx and xx
x. There is Civil Judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx
x. There is Civil Judgment against the borrower in the favor of xx in the amount of xx which was recorded on xx
There is Credit Card Judgment against the borrower in the favor of xx in the amount of xx and which was recorded on xx
There are four state tax liens against the borrower in favor of xx in the amount of xx which was recorded on xx
Annual Combined taxes for xxxx are due on xx in the amount of xx
Annual combined taxes for xxxx have been paid off on xx in the amount of xx
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $ $xx,xxx.xx.	Collections Comments:The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $ $xx,xxx.xx.

The loan was modified on xx with the new modified unpaid principal balance xx The interest bearing amount was xx with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx The step rate was in x steps ending at rate x.xxx% and P&I will be $xxx.xx applicable from x/xx/xxxx to maturity date xx

No other evidence has been found regarding foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with the new modified unpaid principal balance xx The interest bearing amount was xx with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx The step rate was in x steps ending at rate x.xxx% and P&I will be $xxx.xx applicable from xx to maturity date xx	Credit Report Origination Appraisal	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000043333333333322   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 223333333333340000000000   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 6230 (Days) Variance %: Comment: n/a Tape Source: Initial Tape Type:	3: Curable		* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* Missing Appraisal (Lvl 2) "The appraisal is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36018144	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,049.96	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/xx/2012	xx	xx	4.625%	xx	05/xx/2012	Financial Hardship	As per updated title report dated x/xx/xxxx, there is a State Criminal Civil Judgment active against borrower, xx	As per payment history as of x/xx/xxxx, the loan is performing and next due for x/xx/xxxx. The current P&I is $xxx.xx and Current PITI is $xxx.xx. The UPB is $xx,xxx.xx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx.	Collections Comments:As per collection comments as of x/xx/xxxx, the loan are performing and the borrower is next due for x/xx/xxxx.
Borrower had filed bankruptcy under Chapter xx with the Case # xx. The case has been discharged on x/xx/xxxx.
No evidence of damage or repair to the subject property was found.
According to servicing comments, the FC was initiated on xx. Foreclosure was put on hold due to bankruptcy filed by borrower under chapter xx, xx

Foreclosure Comments:According to servicing comments, the FC was initiated on x/xx/xxxx. Foreclosure was put on hold due to bankruptcy filed by borrower under chapter xx, xx
Bankruptcy Comments:Borrower had filed bankruptcy under Chapter xx with the xx and the plan was confirmed on xx/xx/xx. POC was filed by xx and an arrearage in the amount of $xx,xxx.xx. The plan term was xx months.As per trustees final report dated x/xx/xxxx, the subject creditor claim principal was paid in the amount of $xx,xxx.xx and arrearage was paid in the amount of $xx,xxx.xx. The bankruptcy case has been discharged on x/xx/xxxx.	The loan was modified on xx with new principal balance of $xxxxx.xx New maturity date is x/x/xxxx There is a deferred balance of $xxxxx.xx and will be come due and payable as a "Balloon Payment upon loan maturity. The UPB of $xx,xxx.xx to be paid with fixed interest at the rate of x.xxx% from x/x/xxxx till maturity date.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 623 |-xx-xx-263 |-xx-| -42.21508% Comment: As per mod. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per servicing comments.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 623   Variance: -263   Variance %: -42.21508%   Comment: As per mod.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal report is missing.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001000000000000000000000   Tape Value: 023212322111123456789999   Variance:    Variance %:    Comment: As per payment history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000100   Tape Value: 999987654121111223232320   Variance:    Variance %:    Comment: As per payment history.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Unavailable Tape Value: purchase Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with itemization and estimated HUD are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business agreement disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36438850	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$11,790.39	$8,173.49	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	708	Not Applicable	56.839%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the mortgage was originated on xx with xx Inc which was recorded on xx The chain of mortgage assignment has been completed. Currently, the mortgage is with xx. There is a construction lien (Mechanics lien) open against the xx in the favor of xx. in the amount of xx which was recorded on xx First installment county taxes of xxxx are due on xx in the total amount of xx

Update: According to the updated title report dated x/xx/xxxx, the mortgage was originated on xx with xx which was recorded on xx with a loan amount of xx
No active judgments or liens have been found against the borrower or subject property.
The annual town taxes for xxxx are delinquent in the amount of xx for the due date of xx which are payable through xx The town taxes for xxxx (1st installment) are delinquent in the amount of xx for the due date of xx which are payable through xx
The town taxes for xxxx (2nd installment) are due in the amount of xx
No prior-year delinquent taxes have been found.
The payment history dated as of x/xx/xxxx reveals that the loan is current. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The UPB reflects in the amount of $xxx,xxx.xx.

Update: According to a review of the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The date of the last payment received is not available. The interest rate is x.xxx %, and P&I is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status. The payment history dated as of x/xx/xxxx reveals that the loan is current. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The UPB reflects in the amount of $xxx,xxx.xx. No foreclosure proceedings have been found. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found. As per comment dated xx the Pre-Foreclosure Moratorium FEMA Disaster Moratorium declared on xx for Corona virus Disease xxxx Pandemic starting on xx No further details have been found. At time of origination Borrower is working as xx at “xx” for xx years, xx months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 000000000000 |-xx-| |-xx-| Comment: Payment history string is 000000000000000 Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000000   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Compliance Ease risk indicator is Elevated as loan is failing for Compliance Ease delivery and timing test for Closing Disclosure dated 9/xx/2019. Document tracker is missing and 3 business days were added to get receipt date xx
* Income documentation does not meet guidelines (Lvl 3)     "Income not supported.  AUS required income to be supported by WVOE or paystub and W2.  Tax returns from xx were provided in file, and do not show a history of supporting the Monthly income of xx.  WVOE from Michael Abdou Insurance shows borrower earning $5000/month.  However, 2018 income shows a total of 38192.88 annual or 3182.74/month.  No LOE obtained for increase/difference in income.  Using the axxge 2018 monthly income as supported in the loan file, income was reduced to 9331.10."
* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, AUS conditions not met. Employment stability is insufficient and/or not supported."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(s) on LE dated xx discloses the loan will not be transferred and the originator will service the loan."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.839%, the Borrower income was $9331.10 and total expenses are in the amount of $5303.72 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 47.57% SOL expired. Downgraded to LVL 2."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36562132	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,674.98	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	VA	Fixed	Not Applicable	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	613	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage xx.

No active judgments or lien have been found against the borrower or subject property.

The annual combined taxes of xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the total amount of $x,xxx.xx with P&I $x,xxx.xx and rate of interest x.xx% for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount xx.	Collections Comments:As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the total amount of $x,xxx.xx with P&I $x,xxx.xx and rate of interest x.xx% for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount xx.
The loan has not been modified since from loan origination.

No evidences have been found regarding the current/prior foreclosure proceedings.
As per xx report borrower not filed bankruptcy since from loan origination.
As per comment dated x/xx/xxxx the reason for default is curtailment of income.

The comment dated x/xx/xxxx states that borrower has been impacted by Covid-xx and reason for default is curtailment of income. No further details have been found regarding Covid-xx impact on borrower.

As per comment dated x/xx/xxxx the property had a loss due to storm on xx and the estimated loss amount is $xx,xxx.xx. No more details are available regarding nature of damage and estimated cost of repair in available servicing comments. However, the latest BPO report dated xx located at xx does not reflect damage to the subject property and the property is owner occupied. No further comments indicate that the damage has been repaired or not.

No evidence has been found regarding employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock Missing Required State Disclosures Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: as per final application loan documentation type is streamline refinance.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 90.526%   Tape Value: 90.076%   Variance: 0.450%   Variance %: 0.45000%   Comment: original CLTV ratio is 90.076%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 90.526%   Tape Value: 90.076%   Variance: 0.450%   Variance %: 0.45000%   Comment: original standard LTV ratio is 90.526%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 44432100000   Tape Value: 0000000123444   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 00000123444   Tape Value: 44443210000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: purpose of refinance per 1003 is lower rate term. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculation"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance Ease risk indicator is moderate as loan is failing for Charges That Cannot Increase Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA Finance Charge Test is fail. Loan data is xx and comparison data is xx. Hence, the variance is xx.

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx. is not considered accurate because it is understated by more than xx.
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on CD dated xx.  LE dated xx reflects a Transfer Taxes at xx however, CD dated xx reflects the Transfer Taxes at xx  This is a fee increase of xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Seller is xx. No further information has been found."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance is missing from the loan file."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in FL State and the required State disclosures are missing from the loan file.
Anti-Coercion Notice
Insurance Sales Disclosure."
																																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure to the Borrower(s) on LE dated xx discloses the loan will not be transferred and the originator will service the loan."			Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36642050	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$720.00	$720.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	58.932%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	2.625%	xx	01-xx-2017	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed.
No active mortgages, liens, and judgments have been found.
Annual County taxes for the year xxxx are delinquent for x/xx/xxxx in the amount of $xxx.
As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The loan was modified on x/xx/xxxx between the borrower xx. The new modified principal balance as per modification is in the amount of $xx,xxx.xx with an interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/xx/xxxx. The maturity date as per modification is x/xx/xxxx.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details have been found.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-xx impact.

Update:
The loan is currently in active bankruptcy.
As per the seller tape data & as per the servicing comment dated, BK xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
As per the seller tape data, loan was modified on xx/xx/xxxx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower xx had filed for xx. The xx was filed on xx with secured claim in the amount of xx and the arrearage amount of xx. The plan was confirmed on xx. The debtor shall pay the trustee xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram-down. The date of last filing is xx.	The loan was modified on x/x/xxxx between the borrower xx. The new modified principal balance as per modification is in the amount of $xx,xxx.xx with an interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx. The maturity date as per modification is x/x/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 620 |-xx-xx-260 |-xx-| -41.93548% Comment: As per Note note, the loan amortization term is 360. However, tape reflects 620. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $19570.54   Tape Value: $19500.84   Variance: $69.70   Variance %: 0.35742%   Comment: As per modification the deferred balance is $19,570.54; However, the tape data reflects deferred balance $19,500.84.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 8/xx/2022   Variance:    Variance %:    Comment: No Interesty only Note.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per modification agreement, the mod step 1 date is 8/xx/2022. However, the tape data reflects on 7/xx/2022.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: v   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 620   Variance: -260   Variance %: -41.93548%   Comment: As per note, loan original maturity terms are 360 months. However, the tape data reflects 620 months.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 8/xx/2022   Tape Value: 7/xx/2022   Variance: 31 (Days)   Variance %:    Comment: As per modification agreement, the mod step 1 date is 8/xx/2022. However, the tape data reflects on 7/xx/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 8/xx/2023   Tape Value: 7/xx/2023   Variance: 31 (Days)   Variance %:    Comment: As per modification agreement, the mod step 2 date is 8/xx/2023. However, the tape data reflects on 7/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)  xx.
Field: Payment History String   Loan Value: 000000000143221110000000   Tape Value: 444432224433333333432111   Variance:    Variance %:    Comment: As per Payment history string MMMMMM4M42223MMMMMMMMMM1.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000011122341000000000   Tape Value: 111234333333334422244444   Variance:    Variance %:    Comment: As per Payment history string reversed 1MMMMMMMMMM42223M4MMMMMM   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx.
Field: Property Address Street Loan Value: xx.	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
Brokerage/Finder Fee Test: Loan Data $3,860.58 Comparison data $2,400.00 Variance +$1,460.58."
* Missing Appraisal (Lvl 2)     "The Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Tennessee State. The following state disclosures are missing in the loan file:
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36688589	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,993.14	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.960%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	650	596	25.166%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	6.450%	xx	01-xx-2018	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx, which was recorded on xx.
The chain of the assignment has not been completed. The latest assignment is with xx which was recorded on xx/xx/xxxx. However, the missing assignment is xx.
There are two active senior mortgages against the subject property, the first in the favor of xx in the amount of xx which was recorded on xx, and the second in the favor of xx in the amount of $xx which was recorded on xx.
There is a junior mortgage against the subject property in the favor of xx in the amount of xx which was recorded on xx.
There is an active judgment against the borrower xx in the favor of xx in the amount of $xx which was recorded on xx.
There is an active judgment against the borrower xx in the favor xx in the amount of xx which was recorded on xx.
Annual county taxes for the year of xxxx have been paid total in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.

Update:-
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx, which was recorded on xx.
There are two active mortgages against the subject property, which were recorded prior to the subject mortgage.
The first prior mortgage was originated onxx and recorded on xx in the amount of xx with xx.
The second prior mortgage was originated on xx and recorded on xx in the amount ofxx with xx.
There is a notice of assessment (xx program) against the subject property, which was recorded on xx.
There is one junior mortgage against the subject property in favor of “xx” which was originated on xx and recorded on xx in the amount of xx.
There are four civil judgments against the borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of xx.
The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due on xx/xx/xxxx in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Update:
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.	Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As modification agreement was made between (borrowers) xx and (Lende) xx on xx. The new principal balance stated in the Modification is in the amount of $xxx,xxx.xx. The borrower promises to make a monthly payment of $x,xxx.xx with the rate of interest x.xx%, beginning from xx till the maturity date of xx. The lender has forgiven the principal in the amount of $xx,xxx.xx. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 517 |-xx-xx-157 |-xx-| -30.36750% Comment: As per the note, the loan maturity terms months is 360. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 517   Variance: -157   Variance %: -30.36750%   Comment: As per the note, the loan maturity terms months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000010021211000000000000   Variance:    Variance %:    Comment: As per the payment history, the payment hisotry string is 00000000121200000000000MMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000112120000000   Variance:    Variance %:    Comment: As per the payment history, the payment hisotry string reversed is MMMMM00000012100000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 25.166%   Tape Value: 4078.900%   Variance: -4053.734%   Variance %: -4053.73400%   Comment: As per the 1003 the DTI is 25.166%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per the final hud-1 document, the purpose of transaction is Cash Out. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final Hud-1 document is not executed by the borrowers."	* Application Missing (Lvl 2) "The executed copy of final application is missing from the loan file; however, all values are updated from the unsigned application located at "xx"."
* Application Not Signed by All Borrowers (Lvl 2)     "The executed copy of final application is missing from the loan file; however, all values are updated from the unsigned application located at "xx"."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at CA state. The following require state disclosures are missing from the loan file.
1. Impound Account Disclosure.
2. Cosigner Notice.
3. Private Mortgage Insurance Disclosure.
4. Hazard Insurance Disclosure.
5. Insurer RecommendationDisclosure.
6. Anti-Tying Disclosure.
7. Privacy Notice.
8. Notice of Right to Copy of Appraisal.
9. Application for Credit-Married Persons.
10. Fair Debt Collection Notice.
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per the ROR document, the ROR transaction date is xx which is different from the settlement date xx."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the Final Hud-1 document, the settlement date is xx which is different from the original note date xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36734119	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,149.58	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.896%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is with xx
There is a junior mortgage against the subject property in favor of xx
The annual county taxes for the year of xxxxare paid in the total amount of $x,xxx.xx.
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under xx. The debtor had filed the amended chapter xx plan on xx which was confirmed on xx The creditor had filed the POC on xx with secured claim amount of xx and arrearage of xx The borrower was discharged from the case on xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Info updated as per the doc. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000000110   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 011000000000000000000000 Variance: Variance %: Comment: Info updated as per the doc. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36830864	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,875.26	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	465	465	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02-xx-2017	xx	Not Applicable	6.000%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. in the amount of $xxx,xxx.xx which was recorded on xx.

The chain of assignment has been complete. The loan is currently assigned with xx.

There is a state tax lien against the borrower xx.

The first, second and third installments county taxes for the year of xxxx-xxxx have been paid in the total amount of amount of $x,xxx.xx.
No prior delinquent taxes have been found.

As per the review of the payment history as of x/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. The payment history reflecting the current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The collection comment as of x/xx/xxxx shows that the loan is in an active Bankruptcy. The borrower is regular with his payments and the next payment is due for xx/xx/xxxx. The last payment was received onxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. The payment history reflecting the current UPB is in the amount of xx.
The modification agreement was made on xx.
The foreclosure sale was scheduled on x/xx/xxxx. However, the foreclosure sale was cancelled due to the borrower had filed bankruptcy on x/xx/xxxx. Currently the loan is in an active bankruptcy.
According to the PACER, the borrower xx. The chapter xx plan was confirmed on xx. The schedule D of Voluntary Petition does not show any unsecured amount. The last date of filing is on xx.
No comments have been found regarding the reason for default.
The servicing comment does not reflect the subject property type and the current property condition.

Foreclosure Comments:The Lis pendens document located at xx, the foreclosure complaint was filed on x/xx/xxxx and the foreclosure sale was scheduled on x/xx/xxxx. However, the foreclosure sale was cancelled due to the borrower had filed bankruptcy on x/xx/xxxx. Currently the loan is in an active bankruptcy.
Bankruptcy Comments:According to the PACER, the borrower Sellars, Richard L and Sellars, Dawn A had filed for bankruptcy under chapter-xx with the case# xx. The chapter xx plan was confirmed on x/xx/xxxx.The POC was filed by the creditor ECC Capital Corporation on x/xx/xxxx with its POC amount as $xxx,xxx.xx with its arrearage amount of $x.xx. The debtor shall pay the trustee xxx.xx for x months, then $xxx.xx for x months, then $xxxx.xx per month under chapter xx. The schedule D of Voluntary Petition does not show any unsecured amount. The last date of filing is on xx. Currently the loan is an active bankruptcy.

The loan was modified between the borrower xx. The borrower promise to pay P&I $xxx.xx and the interest rate of x.xxx % beginning from xx. The maturity date is xx with total xxx terms.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Bankruptcy-Current Tape Value: Bankruptcy |-xx-| |-xx-| Comment: The collection comment as of 9/xx/2020 shows that the loan is in an active Bankruptcy-Current. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $40042.10   Variance: $-40042.10   Variance %: -100.00000%   Comment: Deferred principal per payment history is $0.00   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 8/xx/2020   Variance: 1230 (Days)   Variance %:    Comment: Last Payment Recieved Date is 9/xx/2020   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 0.640% Variance: Variance %: Comment: Original standard LTV is (OLtV) is 100.000% Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36856101	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$626.24	12/xx/2023	Unavailable	Yes	FC Contested - Counterclaim filed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.540%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	2.275%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the assignment is from xx. There are two Credit Card Judgments against the borrower in the favor of xx. Combined annual taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. The tax certificate in xx taxes has been redeemed.	According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:The loan is in present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.

The foreclosure was initiated in xxxx. The complaint filed on xx. The judgment was entered on xx. As per the comment dated xx/xx/xxxx, the litigation matter was found and the litigation filed for additional fees. The comment dated xx/xx/xxxx shows the litigation action filed on xx/xx/xxxx and the comment dated xx/xx/xxxx stated that the contested matter identified on xx. The comment dated xx/xx/xxxx shows the contested matter has been resolved. Also, the same comment shows the contested matter answer has been filed. The comment dated xx/xx/xxxx shows the contested matter is handled by foreclosure firm. The comment dated xx/xx/xxxx shows the letter is due to account is in litigation. The comment dated xx/xx/xxxx shows the firm cannot proceed with the resolving contested issue till hold is removed. No, any further details have been found regarding litigation or contested matter.
As per the comment dated xx/xx/xxxx, the borrower is impacted by covid-xx and the request for temporary assistant due to covid-xx. No, any further details have been found regarding covid-xx.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xxxx. The complaint filed on xx. The judgment was entered on xx/xx/xxxx and the foreclosure sale was scheduled on xx. As per the comment dated xx/xx/xxxx, the litigation matter was found and the litigation filed for additional fees. The comment dated xx/xx/xxxx shows the litigation action filed on xx and the comment dated xx/xx/xxxx stated that the contested matter identified on xx. The comment dated xx/xx/xxxx shows the contested matter has been resolved. Also, the same comment shows the contested matter answer has been filed. The comment dated xx/xx/xxxx shows the contested matter is handled by foreclosure firm. The comment dated xx/xx/xxxx shows the letter is due to account is in litigation. The comment dated xx/xx/xxxx shows the firm cannot proceed with the resolving contested issue till hold is removed. No, any further details have been found regarding litigation or contested matter.
Bankruptcy Comments:Not Applicable	This is step modification. The borrower has been making the payment as per the modification agreement which was made xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The deferred amount principal balance is $xx,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with an interest rate of x.xxx% beginning with the x/x/xxxx. The new maturity date is of x/x/xxxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 300 Tape Value: 597 |-xx-xx-297 |-xx-| -49.74874% Comment: Amortization term months is 300. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $88995.23   Variance: $-88995.23   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 2/xx/2022   Variance:    Variance %:    Comment: Interest only is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Interest only is no.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 597   Variance: -297   Variance %: -49.74874%   Comment: Loan orifgination maturity term months is 300.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2017   Tape Value: 1/xx/2022   Variance: -1795 (Days)   Variance %:    Comment: Mod step 1 date is 2/xx/2017.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.275%   Tape Value: 8.540%   Variance: -6.265%   Variance %: -6.26500%   Comment: Mod step 1 rate is 2.275%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Original standard LTV is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000001100032211111222211   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 112222111212230001100000   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is unavailable.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $200000.00 Variance: Variance %: Comment: Sales price is not applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $284,046.06. The disclosed finance charge of $283,791.34 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: Loan data: $283,791.34 Comparison data: $284,046.06, Variance data: -$254.72

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $284,046.06. The disclosed finance charge of $283,791.34 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: Loan data: $283,791.34 Comparison data: $284,046.06, Variance data: -$254.72"
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36900929	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,939.66	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	657	Not Applicable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02-xx-2012	xx	xx	3.000%	xx	01-xx-2012	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is xx.
There is UCC judgment against the borrower with the favor of xx.
There is HOA lien against the subject property in the favor of xx.
First and second installments of county taxes for the year of xxxx have been due in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx.
First and second installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The loan was modified. The borrower xx had bankruptcy under xx with the xx. The POC was filed by creditor xx for the secured claim amount is xx and arrearage amount is xx. The amended POC was filed by xxfor the secured claim amount is xx and arrearage amount is xx.However, the POC deadline dated xx. The xx plan was filed on xx. The amended xx plan was filed on xx and the plan was confirmed on xx. The debtor was promise to pay for trustee in the amount of $xxx.xx for xx months. The voluntary petition was filed on xx/xx/xxxx. The amended schedule was filed on x/xx/xxxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $x.xx. The notice of mortgage payment change was filed on x/xx/xxxx. As per the trustees final report was filed on xx/xx/xxxx, the mortgage arrearage has been paid in the amount of xx. The debtor was dismissed on xx and the case was terminated on xx. The date of last filing is xx. The foreclosure was not initiated. As per the comment dated x/xx/xxxx, the reason for default is payment dispute. As per the comment dated x/xx/xxxx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under xx with the case# xx on xx. The POC was filed by creditor xx for the secured claim amount is xx and arrearage amount is xx. The amended POC was filed by xx.However, the POC deadline dated xx. The chapter xx plan was filed on xx. The amended chapter xx plan was filed on xx and the plan was confirmed on xx. The debtor was promise to pay for trustee in the amount of xx. The voluntary petition was filed on xx. The amended schedule was filed on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The notice of mortgage payment change was filed on xx. As per the trustees final report was filed on xx, the mortgage arrearage has been paid in the amount of xx. The debtor was dismissed on xx and the case was terminated on xx. The date of last filing is xx.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/x/xxxx between the borrower xx. As per the modified terms, the new principal balance is $xxx,xxx.xx with the deferred principal balance is $xx,xxx.xx and the interest bearing principal balance is $xxx,xxx.xx. The borrower has promised to pay the in the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till maturity date of x/x/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 530 |-xx-xx-170 |-xx-| -32.07547% Comment: Amortization term month as 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy dismissed   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 530   Variance: -170   Variance %: -32.07547%   Comment: Poseclose DTI per 1003 is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 0000M0000000000000000000   Tape Value: 002102113212322222222243   Variance:    Variance %:    Comment: Payment history string as 001201211231223222222222   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0000000000000000000M0000   Tape Value: 342222222323212311221200   Variance:    Variance %:    Comment: Payment history string reversed as 222222222322132112102100   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 94.652%   Tape Value: 5402.000%   Variance: -5307.348%   Variance %: -5307.34800%   Comment: Pose clsoe DTI per 1003 is 94.652%   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of trnsaction per HUD-1 as cash out   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36947763	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,155.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	37.830%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the mortgage was originated xx.
The chain of mortgage assignment is incomplete. Currently, the mortgage is with Wilmington xx.
No active judgments or liens have been found.
Annual county taxes of xxxx have been paid in the total amount of $xxxx.x.	The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
At the time of origination borrower was working as Sole Prop at “Purify from Within” from xx years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Change in Rate/Term |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The borrower's Schedule-C income was calculated incorrectly at origination as $2,681.21. The corrected Income is $1,581.00. Due to this, DTI is increased from 37.83% to 64.156% after re-calculating the income which indicates borrower has insufficient income to support obligations.
As per borrower's divorce decree (Locator#xx#15), the borrower would be getting alimony but it would be ceased on 8/2017. However, the loan was closed on 3/xx/2016; therefore 3 years continuance cannot be demonstrated. This income cannot be used for qualifying purposes. SOL expired. Downgraded to LVL 2."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "QM Fail: CE risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 64.156% as the Borrower income was $1,581.00 and total expenses are in the amount of $1,014.31 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 37.83%. SOL expired. Downgraded to LVL 2."
* Loan does not conform to program guidelines (Lvl 2)     "The provided Seller’s tape is showing the following alerts:

1. The subject is a mixed use property, residential & commercial. Currently, utilizing as a massage therapy studio (Purify from Within). Hence, Zoning (C-1 allows for its current usage.

2. The borrower’s income was calculated incorrectly at origination as $2,681.21. The corrected Income is $1,581.00. Due to this, DTI is increased from 37.83% to 64.156%.

3. The originator loan designation of temporary SHQM (GSE/Agency Eligible) doesn’t match due diligence loan designation of ATR risk.

																																																																																																								SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37071026	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,007.08	03/xx/2020	xx	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	524	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	3/xx/2018 12:00:00 AM	xx	Not Applicable	5.000%	xx	01-xx-2018	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage is recorded on xx.
Active judgments or liens.

There is a junior mortgage lien recorded on xx.
There is a junior mortgage lien recorded on xx.
There is a junior mortgage lien recorded on xx.
There is a junior mortgage lien recorded on xx.

There is Civil Judgment recorded on xx in the favor of xx.
There is an IRS lien recorded on xx in the favor of xx.
There is States tax lien recorded on xx in the favor of xx.
The county annual tax is paid in the amount of $xxxx.xx.
According to payment history as of x/xx/xxxx, the loan is currently xx months delinquent and the next due date is x/xx/xxxx. The last payment was made on x/xx/xxxx in the amount of $xxx.xx which was applied for the due dtae of x/xx/xxxx. The current UPB is$xx,xxx.xx.	Collections Comments:Loan is in foreclosure. The RFD is illness of borrower or family member. According to payment history as of x/xx/xxxx, the loan is currently xx months delinquent and the next due date is x/xx/xxxx. The last payment was made on x/xx/xxxx in the amount of $xxx.xx which was applied for the due dtae of x/xx/xxxx. The current UPB is$xx,xxx.xx.
The FC was initiated by referring the file to an attorney on xx. No furrther action was found as of x/xx/xxxx.
No evidence of damage or repair to the subject property was found.
Foreclosure Comments:The FC was initiated by referring the file to an attorney on xx. No furrther action was found as of x/xx/xxxx.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx. The new principal amount $xx,xxx.xx to be paid at the rate of interest of x% and P&I of $xxx.xx from x/xx/xxxx to x/xx/xxxx.	Affiliated Business Disclosure Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 180 Tape Value: 652 |-xx-xx-472 |-xx-| -72.39263% Comment: N/A Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 659   Variance: -479   Variance %: -72.68588%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444110000000000   Tape Value: 999878765432111100000000   Variance:    Variance %:    Comment: The payment history string is 4444444444111100000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000011444444444444   Tape Value: 000000001111234567898999   Variance:    Variance %:    Comment: The payment history string is 4444444444111100000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 14.499%   Tape Value: 1599.000%   Variance: -1584.501%   Variance %: -1584.50100%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: xx Variance: -2 (Days) Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The origination appraisal report is missing in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing in the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37098402	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,802.48	11/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	649	Not Applicable	47.158%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	xx	Not Applicable	2.674%	xx	01-xx-2020	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage was xx. The chain of assignment is completed as currently the assignment is with xx. As per updated title report, there are x civil judgments against the borrower xx.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. The loan payments are currently xx month in delinquency. The next due date is xx/xx/xxxx. The last payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	Collections Comments:Review of payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. The loan payments are currently xx month in delinquency. The next due date is xx/xx/xxxx. The last payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
As per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney. The sale was scheduled on xx. But it was put on hold as debtor had filed bankruptcy on xx. But the debtor had dismissed from the bankruptcy on xx/xx/xxxx. No further information is available.

Update:
The current status of the is performing.
As per the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current balance is xx.
As per the review of the collection comments, the foreclosure was initiated on xx and the complaint was filed on xx. As per the collection comment dated xx, the foreclosure service was completed on xx. The foreclosure judgment was entered on xx. As per the collection comment dated xx, the foreclosure sale date was set for xx. As per the collection comment dated xx, the bidding instruction was completed on xx with the amount of xx fees and costs. As per the collection comment dated xx the foreclosure file was put on hold as the debtor filed bankruptcy under Chapter xx on xx. As per the collection comment dated xx, the FC was canceled on xx due to reinstatement.
As per the collection comment dated xx the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:As per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney. The sale was scheduled on xx. But it was put on hold as debtor had filed bankruptcy on xx. But the debtor had dismissed from the bankruptcy on xx. No further information is available.

Update:
As per the review of the collection comments, the foreclosure was initiated on xx and the complaint was filed on xx. As per the collection comment dated xx, the foreclosure service was completed on xx. The foreclosure judgment was entered on xx. As per the collection comment dated xx the foreclosure sale date was set for xx. As per the collection comment dated xx the bidding instruction was completed on xx with the amount of xx fees and costs. As per the collection comment dated xx the foreclosure file was put on hold as the debtor filed bankruptcy under Chapter xx on xx. As per the collection comment dated xx the FC was canceled on xx due to reinstatement.

Bankruptcy Comments:Update:
As per the collection comment dated xx the debtor filed bankruptcy under Chapter xx with the xx. As per the collection comment dated xx the bankruptcy case was dismissed on xx.
The loan was modified on xx/xx/xxxx with new principal balance of xx. .The borrower promises to pay the new P&I in the amount of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx. However loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in FOreclosuure? is Yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 1/xx/2020   Variance:    Variance %:    Comment: Doc Date of Last Modification is Unavailable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation Type is 360/360   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000444444444444444   Tape Value: 000000000099999999999999   Variance:    Variance %:    Comment: Payment History String is 000000000MMMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444000000000   Tape Value: 999999999999990000000000   Variance:    Variance %:    Comment: Payment History String Reversed is MMMMMMMMMMMMMMM000000000   Tape Source: Initial   Tape Type:
xx
Field: Stated Maturity Date Loan Value: 12/xx/2059 Tape Value: 12/xx/2043 Variance: 5844 (Days) Variance %: Comment: Stated Maturity Date is 12/xx/2059 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a conventional Fixed note with an LTV of 98.189%. The final hud-1 show escrow for MI in the amount of $111.67; however, the MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,686.26	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37186716	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,207.56	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.240%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the Pro-title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently the assignment is with xx
There is a junior mortgage against the subject property in the favor of xx
There is a judgments against the borrower in the favor of xx.
The annual county taxes of xxxx are due in the amount of
xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:As per the collection comments as of xx/xx/xxxx, the loan is in bankruptcy.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Update:
According to the collection comments, the loan is currently in bankruptcy. The tape shows the current balance is xx and the next due date is xx
No evidence of foreclosure has been found.
No evidence of damage or repair has been found.
As per the collection comment dated xx the POC arrears were paid in full. Comment dated xx shows the BWR was requesting options to pay off the subject lien. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER report, the borrower xx had filed the bankruptcy under xx and the plan was confirmed on xx The proof of claim was filed on xx with the secured claim amount of xx and the amount of arrearage was xx Under confirmed chapter-xx, the debtor was supposed to pay the trustee the amount of $xxxx.xx for xx months. The date of last filing is xx

Update:
As per the collection comment dated xx the POC arrears were paid in full. Comment dated xx shows the BWR was requesting options to pay off the subject lien. Further details not provided.
Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Mi si N/A. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 3/xx/2020   Variance: 1365 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Maturity terms is 360 Months.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $102716.79   Tape Value: $102716.00   Variance: $0.79   Variance %: 0.00076%   Comment: $102,716.79.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 33333333333B333333333210   Variance:    Variance %:    Comment: Payment history string is 44444444444444444444MMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 012333333333B33333333333   Variance:    Variance %:    Comment: Payment history string is MMMMMMMM44444444444444444444.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 11/xx/2040 Tape Value: 12/xx/2040 Variance: -30 (Days) Variance %: Comment: Maturity date is 11/xx/2040. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application/1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test and the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: $102,180.60, Comparison Data: $102,282.18 & Variance: -$101.58.
This loan failed the TILA finance charge test.
The finance charge is $102,282.18. The disclosed finance charge of $102,180.60 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $102,282.18. The disclosed finance charge of $102,180.60 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37195395	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$550.55	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	71.242%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/xx/2018	xx	Not Applicable	4.914%	xx	08/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed as the assignment of mortgage is currently with the “xx.” And it was recorded on xx/xx/xxxx. There are No active judgments or liens found. xxxx County Annual Taxes has been paid on xx/xx/xxxx in the amount of $xxx.xx. xxxx County Annual Taxes is due on xx/xx/xxxx for the amount of $xxx.xx. No prior years delinquent taxes have been found.	Review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. The last payment was made in the amount of $xxx.xx including P&I of $xxx.xx on xx/xx/xxxx, which was due for xx/xx/xxxx. Next due date for regular payment is xx/xx/xxxx. Payment history tape data shows current UPB in the amount of $xxx,xxx.xx and current Interest Rate as x.xx %.	Collections Comments:The loan is currently Performing and the next due date of regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Payment history tape data shows the Current UPB as $xxx,xxx.xx and the current Interest Rate as x.xxx %. Comment dated xx and comment dated xx shows the borrower is not impacted by the COVID-xx. No evidence has been found regarding the foreclosure proceedings on the subject property in the latest xx months servicing comments. As per PACER and the available collection comments, the bankruptcy has not been filed by the borrower. The loan was modified on xx with the x step amortization with the new principal balance of xx The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% that began from xx and the last step P&I of $xxx.xx with the interest rate of x.xx% beginning from xx till xx According to MOD, the servicer has agreed to forgive the amount of xx BPO report dated xx located on “xx” states, the subject is occupied by unknown. Comment dated located on xx shows evidence regarding repair. BPO report dated xx located on “xx” shows the subject is unknown occupied. No Damage and repair have been found on the BPO report.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of $xxx,xxx.xx. The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% that began from xx/xx/xxxx to xx/xx/xxxx and the last step P&I of $xxx.xx with the interest rate of x.xx% that began from xx/xx/xxxx till xx/xx/xxxx. According to MOD, the servicer has agreed to forgive the amount of $xx,xxx.xx.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per the final application total income is $1,958.67 and total expense is $1,395.40. hence the DTI is more than 60%."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the North Carolina  State. The following state disclosures are missing in the loan file;
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement, Priority of Security Instrument Disclosure
4. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of Servicing Transfer document is missing from loan file."
* Property is Mobile Home (Lvl 2)     "The property is an Affixed. According to Appraisal report dated 05/xx/2008 and latest BPO report dated 01/xx/2020 located xx the subject property type is Manufactured Home. Final title policy does not show the any ALTA 7 endorsement for this manufactured housing whereas; the Manufactured Home Rider made on dated 10/xx/2008 located on “xx” and Affixation Manufactured home document located on “5xx The rider also shows the home is permanently affixed to the foundation."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business Discloser is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37218509	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$31,839.31	12/xx/2023	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	xx	4.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	72	Refinance	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has not been completed. The current assignment of mortgage is with xx. However, the last assignment should be done with xx. There is one state tax lien against the borrower xx. The lien is in the favor of xx in the amount of $xx which was recorded on xx/xx/xxxx. The county annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. The School annual installment taxes for the year xxxx are due in the amount of $xx,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied to the month of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xx,xxx.xx and PITI is in the amount of $xx,xxx.xx. The current UPB reflected as per the payment history is in the amount of $x,xxx,xxx.xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied to the month of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xx,xxx.xx and PITI is in the amount of $xx,xxx.xx. The current UPB reflected as per the payment history is in the amount of $x,xxx,xxx.xx. The collection comment dated xx/xx/xxxx states the borrower’s income impacted due to covid-xx pandemic. The borrower has been affected due to drop in business revenue. The forbearance plan (xx) states the forbearance plan will begin on xx/xx/xxxx through xx/xx/xxxx. The borrower will resume making regular monthly payments on xx/xx/xxxx. No further proceedings found. There are no comments found related to the subject property condition.

  Update:-

As per the comment dated x/xx/xxxx, there are repairs in subject property but comment history does not shows the type of repair and estimated cost of repairs.  As per the tape data the current status of the loan is performing.
Foreclosure Comments:The foreclosure was initiated. The file was referred to attorney is unable to determine. The lis pendens (xx) was filed on xx in the favor of xx which was recorded on xx. However, the order of discontinuance and cancel to lis pendens (xx was filed on xx.
Bankruptcy Comments:Not Applicable	Unavailable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: ARM Index Type Loan Value: Unavailable Tape Value: Treasury - One Year |-xx-| |-xx-| Comment: As per note, the ARM index type is Treasury - One Year. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per note, there is no balloon indicator.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections, 60-119 Days   Variance:    Variance %:    Comment: According to the payment history as of 8/xx/2020, the borrower is current with the loan.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 7/xx/2019   Variance:    Variance %:    Comment: Mod agreement is misisng from the loan files.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $17257.21   Tape Value: $8805.18   Variance: $8452.03   Variance %: 95.98929%   Comment: As per the review of payment history, the escrow balance is $17,257.21.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 8/xx/2013   Tape Value: 12/xx/2010   Variance: 974 (Days)   Variance %:    Comment: As per note, the first payment date is 08/xx/2013.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment: As per note, the loan amortization type is ARM.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 220   Variance: 140   Variance %: 63.63636%   Comment: As per note, the original maturity term is 360 months.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Unavailable   Tape Value: 12/xx/2015   Variance:    Variance %:    Comment: Mod agreement is misisng from the loan files.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Unavailable   Tape Value: 4.000%   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Unavailable   Tape Value: 7/xx/2019   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Unavailable   Tape Value: 4.000%   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Unavailable   Tape Value: 4/xx/2020   Variance:    Variance %:    Comment: Mod agreement is misisng from the loan files.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Unavailable   Tape Value: 4.500%   Variance:    Variance %:    Comment: Mod agreement is misisng from the loan files.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: 8/xx/2021   Tape Value: 5/xx/2021   Variance: 92 (Days)   Variance %:    Comment: As per note, the next pay change date is 8/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   xx  Variance: 955 (Days)   Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 9399CCCC33C393CCC3CCCC36   Variance:    Variance %:    Comment: The payment history string is 0120000100011M1110000123.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 63CCCC3CC9393C33CCC99939   Variance:    Variance %:    Comment: The payment history string reversed is 3210000111M1100010000210.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Variance:    Variance %:    Comment: As per note, the property city name is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $1609116.81 Tape Value: $1624471.73 Variance: $-15354.92 Variance %: -0.94522% Comment: No discrepancy.The current UPB reflected as per the payment history is in the amount of $1,609,116.81. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed are missing in the loan file."	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The initial good faith estimate disclosure is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial truth in lending disclosure is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report at origination is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file. 1. NY Consumer Credit Disclosure or Fair Credit Reporting Notice 2. NY Interest Rate Disclosure 3. NY Hazard Insurance  Disclosure 4. Tax Escrow Account Designation 5. Mortgage Bankers and Exempt Organizations Preapplication 6. Part 80 Disclosure 7. Alternative Mortgage Transaction Disclosures 8. Co-Signer Notice Requirements 9. Default Warning Notice 10. Smoke Alarm Affidavit 11. New York Real Property Escrow Account Disclosure 12. Subprime Home Loan Counseling Disclosure 13. Subprime Home Loan Tax and Insurance Payment Disclosure 14. Subprime Home Loan Disclosure 15. Commitment Disclosure 16. Lock-in Disclosure 17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be confirmed from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission/right of cancel disclosure is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37245533	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$756.85	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.810%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	624	Not Applicable	33.728%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05-xx-2019	xx	xx	6.000%	xx	01-xx-2019	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with the borrower xx and lender xx which was recorded on xx in book pg# xx. The chain of assignment is incomplete as the assignment of mortgage is currently with the “xx” instead of “xx”.
There are multiple civil judgments against the borrower in the total estimated amount of xx which was recorded on multiple dates in favor of multiple plaintiffs.
There are two active Water/Sewer/Utilities liens against the subject property in the total amount of $xx which was recorded on xx in favor of “xx". The supporting documents are attached with the updated title report. The subject property is located at MO State.
Annual county tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
Loan Modification agreement was made between borrower and lender on xx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx. The new modified principle balance is in the amount of $xxx,xxx.xx. Lender has agreed to defer amount of $x,xxx.xx. Therefore the interest bearing amount is $xxx,xxx.xx. The new maturity date is xx. The reason for modification is financial hardship.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:The foreclosure proceedings were initiated on the subject property by referring the file to Attorney on xx and foreclosure sale was scheduled for xx. Later on foreclosure was placed on hold due to loss mitigation. Loan was modified on xx and the sale was canceled. No further information has been found regarding the foreclosure in the available servicing comments.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx. The new modified principle balance is in the amount of $xxx,xxx.xx. Lender has agreed to defer amount of $x,xxx.xx. Therefore the interest bearing amount is $xxx,xxx.xx. The new maturity date is xx. The reason for modification is financial hardship.	1-4 Family Rider Affiliated Business Disclosure ARM Rider Loan Program Info Disclosure Notice of Servicing Transfer Prepayment Penalty Rider	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 508 |-xx-xx-148 |-xx-| -29.13385% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure ? is Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation Type is Full Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 508   Variance: -148   Variance %: -29.13385%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000010111101077987654443   Variance:    Variance %:    Comment: Payment History String is 000011111101mmmmmmmm44.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 344456789070101111000000   Variance:    Variance %:    Comment: Payment History String Reversed is 4444mmmmmm10111111110000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 33.728% Tape Value: 3000.000% Variance: -2966.272% Variance %: -2966.27200% Comment: Post-Close DTI per 1003 is 33.728%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to Prohibited Fees First Lien Test, Document Preparation Fee Test, Broker Fees Test and Origination Fee & Broker Fee Test are failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State regulation test failed due to following reason.
1. Prohibited Fees First Lien Test Shows loan data $407.00, Comparison Data $0.00 and Variance +$407.00.
The loan has fees that are prohibited for this license type.

2. Document Preparation Fee Test shows Loan data $50.00, Comparison Data $0.00 and Variance +$50.00.
xx(xx)
Charging a fee for preparation of loan documents constitutes unauthorized practice of law and violates a plain reading of §
484.010 and 484.020.

3. Broker Fees Test shows Loan data $4,830.00, Comparison Data $0.00 and Variance +$4,830.00.
The loan has xx preemption selected, collects fees from the borrower that directly compensate the broker and the sum of all broker fees is greater than 1%; or
FAIL
The loan does not have xx selected and collects broker fees in any amount from both the lender and the borrower; or
The loan does not have xx selected and the sum of all broker fees paid by the borrower exceeds 1%;
or
The loan does not have xx selected or defaulted and the sum of all broker fees paid by the lender exceeds 1%.
For this loan:
The fees collected from the borrower that directly compensate the broker are $2,590.00;
The fees collected from the lender that directly compensate the broker are $2,240.00;
The total fees collected from both the borrower and the lender that directly compensate the broker are $4,830.00.

4. Origination Fee & Broker Fee Test shows Loan Data $4,830.00, Comparison Data $1,120.00 and Variance +$3,710.00.
The loan does not have xx selected and the sum of the origination fee and all broker fees is greater than 1%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from loan file."
* Missing required 1-4 family rider (Lvl 2)     "1-4 Rider family is missing from loan file."
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM Rider is missing from loan file."
* Mortgage Riders incomplete / inaccurate (Lvl 2)     "Prepayment Rider is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37419609	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,666.93	09/xx/2020	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	96.181%	First	Short Form Policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2014 12:00:00 AM	xx	Not Applicable	4.500%	xx	01-xx-2014	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated xx in the amount of xx with “xx” and it was recorded xx. The chain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of “xx”. Active junior or senior judgments/liens/mortgages: There is junior mortgage recorded xx in the amount of xx in the favor of xx. There is “state tax lien” active against the borrower “xx” in the amount of $xx in the favor of xx & it was recorded xx. Town 1st half taxes for the year xxxx have been paid in the amount of $x,xxx.xx on x/xx/xxxx. No delinquent taxes have been found for the prior year.	The review of updated payment history as of x/xx/xxxx shows the borrower is x months delinquent with the loan. Next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date is $xxx,xxx.xx.	Collections Comments:The subject loan is currently in bankruptcy. The review of updated payment history as of x/xx/xxxx shows the borrower is x months delinquent with the loan. Next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date is $xxx,xxx.xx. The reason for default is unable to be determined. No evidence related to occupancy and current condition of the subject property has been found in the latest available months of collection comments.
Foreclosure Comments:The foreclosure was initiated on the subject property. The first publication of sale has been scheduled for xx. However; the file was placed on hold due to borrower had filed bankruptcy under chapter xx with the case# xx on xx. The bankruptcy case is active & the current bankruptcy status is plan confirmed.
Bankruptcy Comments:As per xx records the debtor xx had filed the bankruptcy under chapter xx with the case# xx on xx. The POC was filed on xx with the secured claim amount of xx and the arrearage amount of $xx,xxx.xx. The schedule D of voluntary petition shows secured claim is in the amount of xx with the supporting value of collateral is xx, so there is no unsecured amount. The chapter xx plan was filed on xx and it was confirmed xx, according to which debtor would make payment of $xxxx.xx to trustee each month to cure the arrearage. It further states that the monthly payment of $xxxx.xx would be made by the debtor to creditor through the bankruptcy for xx months. The MFR not filed yet. The date of last filing was xx.	The loan was modified between the borrower xx on xx with the new modified principal balance of $xxx,xxx.xx. Borrower had given promise to pay P&I in the amount of $xxx.xx with the fixed interest rate of x.xxx % beginning xx with a new maturity date of xx.

Affiliated Business Disclosure Credit Report Missing Required State Disclosures Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: xx Comment: Updated as per case summary. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was initiated on the property. Further, it was put on hold due to bankruptcy filing.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The subject loan does not require for MI.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 767666766666676666667666   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444444   Tape Value: 666766666676666667676767   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as:xx Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx, which states that the original note has been misplaced or destroyed. However, the copy of note is available in the same file."
* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is Moderate as the loan is failing for: TILA Foreclosure Rescission Finance Charge Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.   Loan Data: xx Variance: -$60.20  The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* DTI > 60% (Lvl 2)     "As per 1003, the total monthly income is in the amount of $5,625.67 and the total monthly expenses is in the amount of $5,410.82. Hence, DTI is greater than 60% limit."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The required state disclosures xx to Uniform Residential Loan Application is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37428604	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,334.95	12/xx/2023	xx	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,849.09	xx	11.850%	360	420	xx	xx	xx	Conventional	ARM	60	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	54.979%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	3.000%	xx	01-xx-2016	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment is incomplete as the assignment of mortgage is currently with the “xx’.
There are six civil judgments against the borrower in the favor of “xx” which was recorded on different dates in the total amount of xx.
There are four civil judgments against the borrower in the favor of “xx” which was recorded on xx in the total amount of $xxxx.xx.
County taxes of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. Next due date is x/xx/xxxx. As per latest payment history, UPB is in amount of $xx,xxx.xx.	Collections Comments:Comments:
xx

As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. Next due date is x/xx/xxxx. As per latest payment history, UPB is in amount of $xx,xxx.xx.
No evidences have been found regarding bankruptcy case.
No visible damages have been found.
The comments does not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
The updated title report dated x/xx/xxxx shows that foreclosure was initiated on property in xxxx. The lis pendens was filed on xx under case#xx. The final judgment was entered on xx and foreclosure sale was scheduled on xx. No further details have been found regarding sale and foreclosure. The loan was modified in xxxx.
As per latest BPO report (located- xx) dated x/xx/xxxx, subject property is occupied by owner and no estimated repairs have been found.

Foreclosure Comments:The updated title report dated x/xx/xxxx shows that foreclosure was initiated on property in xxxx. The lis pendens was filed on xx under case#xx. The final judgment was entered on xx and foreclosure sale was scheduled on xx. No further details have been found regarding sale and foreclosure. The loan was modified in xxxx.
Bankruptcy Comments:Not Applicable	As per the modification agreement which was made between the borrower and lender on x/x/xxxx. As per the modified terms, the new principal balance is $xxx,xxx.xx. Deferred balance is $ $xxx,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till maturity date of x/x/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - 6 month WSJ |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 257   Variance: 103   Variance %: 40.07782%   Comment: Loan original Maturity term months 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 1/xx/2016   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 3.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: 12/xx/2020   Tape Value: 2/xx/2021   Variance: -62 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 022100214333443334333344   Tape Value: 3CCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 443333433344333412001220   Tape Value: CCCCCCCCCCCCCCCCCCCCCCC3   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx State and required disclosures are missing from the loan file.

1. Anti-Coercion Notice
2. Insurance Sales Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37576218	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$426.33	$4,870.01	06/xx/2020	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2017 12:00:00 AM	xx	xx	4.125%	xx	01-xx-2017	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xx and it was recorded on xx The chain of assignment is incomplete. Currently, the mortgage is with xx. This should be with xx. No active judgments or liens have been found. Annual utilities charges of xxxx are delinquent in the amount of xx which were good through on xx.	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is in bankruptcy. The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of xx. As per xx debtor xx had filed Bankruptcy under chapter-xx on xx with the case#xx and plan was confirmed on xx. The POC was filed on xx with the secured claim of xx and an arrearage in the of xx. Amended chapter xx plan was filed on xx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx,xxx.xx and regular payment will be paid directly to creditor. This plan was confirmed on x/xx/xxxx. As per seller tape, the foreclosure was started in xxxx and the complaint was filed on xx. Foreclosure was put on hold due to the borrower had filed bankruptcy under chapter-xx on xx with the case# xx. No further details have been found. According to collection comment, no damages or repairs have been found.
Foreclosure Comments:As per seller tape, the foreclosure was started in xxxx and the complaint was filed on xx. Foreclosure was put on hold due to the borrower had filed bankruptcy under chapter-xx on xx with the case# xx. No further details have been found.
Bankruptcy Comments:As per xx had filed Bankruptcy under chapter-xx on xx with the case#xx and plan was confirmed on xx The POC was filed on xx with the secured claim of xx and an arrearage in the of xx Amended chapter xx plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx.	The loan was modified on x/xx/xxxx with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx The borrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/x/xxxx to the maturity date of xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	Field: Doc Date of Last Modification Loan Value: 8/xx/2017 Tape Value: 9/xx/2017 |-xx-xx-38 (Days) |-xx-| Comment: Doc date of last modification is 8/xx/2017. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is Not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2020   Tape Value: 12/xx/2018   Variance: 557 (Days)   Variance %:    Comment: Last payment received date is 6/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 479   Variance: -119   Variance %: -24.84342%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $280000.00   Tape Value: $278378.38   Variance: $1621.62   Variance %: 0.58252%   Comment: Original appraised value is $280,000.00   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444432144   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string is 444444444444444444432144.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 441234444444444444444444   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed is 441234444444444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per application is Unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 is Cash Out. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report missing in loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate due to loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is 8.327%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37682402	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$17,321.87	03/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,729.50	xx	6.625%	360	360	xx	xx	Not Applicable	Conventional	ARM	120	purchase	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.967%	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2016 12:00:00 AM	xx	Not Applicable	3.500%	xx	01-xx-2016	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed; currently the assignment is with xx
There is a junior mortgage against the subject property in the favor xx
There is a Civil Judgment against the borrower in the favor of xx
Annual Utilities taxes for the year of xxxx are delinquent on xx/xx/xxxx in the amount of $xx,xxx.xx which is good through date on xx/xx/xxxx.
4th installment of combined taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per comment history, the loan is in collection.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per comment dated xx/xx/xxxx, the borrower’s income impacted by covid-xx. However, the servicer provided xx months forbearance plan to the borrower which was started from xx/xx/xxxx to xx/xx/xxxx. No further details have been found.
As per comments dated xx/xx/xxxx, the Moratorium FEMA Disaster was declared on xx/xx/xxxx for Hurricane ISAIAS NY. However, no damage and repairs have been found in the latest servicing comments.
As per comment dated xx/xx/xxxx, the reason for default is unemployment.
No foreclosure activity found in the available servicing comments.
No evidence has been found regarding the active bankruptcy in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the xx The case was dismissed on xx/xx/xxxx and got terminated on xx/xx/xxxx.The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. Therefore, the unsecured portion is $xx,xxx.xx.	According to the modification, the loan was modified on xx/xx/xxxx between the borrower xand the lender x The new modified principal balance as per modification is in the amount of $xxx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with step rate starting interest rate was x.xxx% and the modified P&I was $x,xxx.xx beginning on xx/xx/xxxx. The step rate was in xx steps ending at rate x.xxx% and P&I will be $x,xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 625 |-xx-xx-265 |-xx-| -42.40000% Comment: As per modification agreement, loan original amortization terms are 360 months. However, the tape data reflects 625 months. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The case was dismissed on 09/xx/2009 and got terminated on 10/xx/2009.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance %:    Comment: As per modification agreement, the last modified on 10/xx/2016. However, the tape data reflects on 12/xx/2016.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: LTV is 80.00%. Hence, the require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 6/xx/2020   Tape Value: 6/xx/2020   Variance: 1 (Days)   Variance %:    Comment: The servicer provided 03 months forbearance plan to the borrower which was started from 06/xx/2020 to 08/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per note, the interest only period is Yes. However, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no foreclosure activity.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Variance %:    Comment: As per payment history, the last payment received date is 03/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: As per modification agreement, loan original maturity terms are 360 months. However, the tape data reflects 480 months.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444321011001000000000000   Tape Value: 333332101100100000000000   Variance:    Variance %:    Comment: As per payment history string is 444321011001000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000100110123444 Tape Value: 000000000101001101233333 Variance: Variance %: Comment: As per payment history string reversed is 000000000000100110123444. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Missing Credit Report from the loan package."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data $593,856.57, Comparison Data $734,807.06, Variance -$140,950.49
This loan failed the TILA finance charge test. (12 CFR §1026.18(d) (1), transferred from 12 CFR §226.18(d) (1)) The finance charge is $734,807.06. The disclosed finance charge of $593,856.57 is not considered accurate because it is understated by more than $100.

TILA APR Test: FAIL
Loan Data 5.927%, Comparison Data 6.767%, Variance -0.840%
This loan failed the TILA APR test. (12 CFR §1026.22(a) (2), (4), transferred from 12 CFR §226.22(a) (2), (4)) The annual percentage rate (APR) is 6.767%. The disclosed APR of 5.927% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37736425	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,142.60	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	23.204%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has not been completed. Currently, the mortgage assignment is with xx.
There are multiple active Civil Judgments against the borrower xx total in the amount of $xx,xxx.xx in the favor of xx.
Annual County taxes for the year of xxxx-xxxx have been paid in the amount of $xx,xxx.x.
No prior delinquent taxes have been found.
Review of updated payment history as of x/xx/xxxx shows that borrower has been current with the loan and the next due for the regular payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is performing.
Review of updated payment history as of x/xx/xxxx shows that borrower has been current with the loan and the next due for the regular payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB is in the amount of $xxx,xxx.xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.
According to comment dated x/xx/xxxx, the borrower has been impacted by covid-xx pandemic. No further details have been found.

Update:
The current status of the loan is performing.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-xx.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xx Report, the debtor xx had filed bankruptcy under chapter xx with xx and the plan was confirmed on x/xx/xxxx. The POC was filed on xx with the secured claim of xx. The debtor was discharged from the bankruptcy on xx and the case was terminated on xx.	Not Applicable	Affiliated Business Disclosure Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Yes. Tape Source: Initial Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $221.81   Tape Value: $468.19   Variance: $-246.38   Variance %: -52.62393%   Comment: $221.81   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: n/a.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $3398.66   Tape Value: $0.00   Variance: $3398.66   Variance %:    Comment: $3,398.66   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.75000%   Tape Value: 0.00000%   Variance: 6.75000%   Variance %: 6.75000%   Comment: 6.75000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000011111111   Tape Value: CCCCCCCCCCCCCCCCCCC1234C   Variance:    Variance %:    Comment: 001234000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111110000000000000000   Tape Value: C4321CCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 000000000000000000432100   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $399523.61 Tape Value: $400668.51 Variance: $-1144.90 Variance %: -0.28574% Comment: $399,523.61 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing at closing or prior to closing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the Final HUD1, the Settlement date is 11/xx/2006 which is different from the note date 10/xx/2006."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37824772	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,705.42	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	4.374%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx.
There is one junior UCC lien against the borrower in the favor of xx.
First and second combined installments taxes for the year of xxxx have been due in the amount of $xxx.xx and $xxx.xx which was due on xx/xx/xxxx and xx/xx/xxxx.
Fourth combined installment taxes for the year of xxxx have been due in the amount of $xxx which was due on xx/xx/xxxx.
First to third combined installment taxes for the year of xxxx have been paid.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The loan was modified on xx/xx/xxxx between the borrower xx. As per the modified terms, the new principal balance is xx. The servicer agrees to forgive in the amount of xx. The loan was modified on xx steps. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx. The new maturity date is xx/xx/xxxx.
According to xx Report, the borrower xx had filed bankruptcy under chapter xx with case# xx. Schedule-D in voluntary petition which was filed on xx shows the value of property is xx and the amount of without deduction value of collateral is xx However, the unsecured portion amount is xx. The POC was filed on xx for the secured claim amount is xx and the arrearage amount is xx The plan was confirmed on xx.  The debtor was promised to pay in the amount of $xxx.xx for xx months.  The chapter xx plan has been covered to xx on xx. The debtor was discharged on xx and the case was terminated on xx.
No foreclosure activity has been found.
As per the comment dated xx/xx/xxxx, the borrower is impacted by covid-xx. No further details have been found regarding covid-xx.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xx Report, the borrower xx had filed bankruptcy under chapter xx with case# xx. Schedule-D in voluntary petition which was filed on xx/xx/xxxx shows the value of property is $xx,xxx.xx and the amount of without deduction value of collateral is xx. However, the unsecured portion amount is xx. The POC was filed on xx for the secured claim amount is xx and the arrearage amount is xx. The plan was confirmed on xx. The debtor was promised to pay in the amount of $xxx.xx for xx months. The chapter xx plan has been covered to xx on xx. The debtor was discharged on xx. and the case was terminated on xx.	The loan was modified on xx/xx/xxxx between the borrower xx. As per the modified terms, the new principal balance is xx The servicer agrees to forgive in the amount of xx. The loan was modified in xx steps. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx. The new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Variance: -2922 (Days)   Variance %:    Comment: 9/xx/2009   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 5.374%   Tape Value: 5.370%   Variance: 0.004%   Variance %: 0.00400%   Comment: 5.374%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.440%   Variance %: 1.44000%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.440%   Variance %: 1.44000%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCC123452   Variance:    Variance %:    Comment: 12234500MMMMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 254321CCCCCCCCCCCCC   Variance:    Variance %:    Comment: MMMMMMMMMMMMMMMM00543221   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37979656	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,073.14	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.810%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	658	667	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.

The chain of assignment is completed as the subject mortgage is with, xx.

There is an active junior Civil Judgment against xx in the amount of xx in favor of xx and it was recorded on xx.

The 1st installment of town tax for xxxx in the amount of xx is due on xx and 2nd installment of xx is due on xx.

No delinquent taxes have been found for the prior years.

Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquent for x months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of xx.	Collections Comments:Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquent for x months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of xx.

Comment dated xx/xx/xxxx states that the borrower's income has been impacted by Covid-xx Pandemic.  The forbearance plan has been started from x/xx/xxxx.

No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filings.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with the rate of interest x.xx% and a maturity date of the loan is xx/xx/xxxx. The P&I as per updated payment history as of the date is $x,xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original Note data.
The tape shows the loan has modified on xx/xx/xxxx and the servicing comment dated x/xx/xxxx shows the loan terms have been changed through Loan Modification Agreement. Loan modification agreement is missing from the loan file.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Note Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 453 |-xx-xx-93 |-xx-| -20.52980% Comment: Amortization term months are 360 Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2425.64   Variance: $-2425.64   Variance %: -100.00000%   Comment: Deferred principal is $0.00   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 6/xx/2012   Variance:    Variance %:    Comment: Doc date of last modification is unavailable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Lender G/L is not require MI   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is not applicable   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1303 (Days)   Variance %:    Comment: Last payment recieved date is 09/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is unavailable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 392   Variance: -32   Variance %: -8.16326%   Comment: Loan original maturity term months are 360   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001344444444444444   Tape Value: 331322133333210000000001   Variance:    Variance %:    Comment: Payment history string is 44332321234333000mmmmmmmm   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444443100000000   Tape Value: 100000000212333331213133   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmm00033343212323133   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 3/xx/2045 Variance: Variance %: Comment: Stated naturity date is unavailable Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note, Lost note affidavit, loan modification and AOT/COT are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test and Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL Loan Data $2,230.02 Comparison Data $0.00  Variance +$2,230.02"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is fail. Loan data is 0.000% and comparison data is 5.127%. Hence the variance is -5.127%."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37999951	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,133.58	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	650	41.472%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	3.428%	xx	01-xx-2017	Financial Hardship	The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed .The last assignment is with xx.
No active judgments or liens have been found.
The combined annual taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected in the tape of the payment history is in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx.
Collections Comments:The loan is currently in collection.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected in the tape of the payment history is in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx.
As per comment history dated xx/xx/xxxx, the reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx.
The POC was filed on xx. The bankruptcy plan discharged on xx and the case was terminated on xx.	The loan was modified on xx. The new modified principal balance as per modification was in the amount of $xxx,xxx.xx with an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx. There is interest-bearing amount is $xxx,xxx.xx. There is no any deferred balance. The modification contains the different interest rates and P&I for specific time periods.
The prior modification was done in xx.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: xxTape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the lender originator total net income test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Lender Originator Total Net Income Test: FAIL, Loan Data: xx, Comparison Data: xx & Variance: xx.
This loan failed the lender originator total net income test.xx
The mortgage loan charges a total net income which exceeds xx or four percent xx of the total loan amount, whichever is greater.
The total loan amount for this loan, as defined in Section 26 of KY HB 552, is $109,162.17."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is FHA, fixed loan. As per appraisal, the LTV is xx. However, MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38089980	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,221.83	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.762%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/xx/2019	xx	Not Applicable	2.000%	xx	02/xx/2019	Financial Hardship	Review of updated title report dated xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two HOA liens open against the subject property in the amount of xx
There is junior mortgage against subject property which is in the amount of xx
1st and 2nd installments of county taxes for the year of xxxx-xx are due in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of payment history as of dated xx/xx/xxxx shows that the loan is xx months delinquent. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx and next due date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xx% with P&I in the amount of $xxx.xx.	Collections Comments:Review of payment history as of dated xx/xx/xxxx shows that the loan is xx months delinquent. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx and next due date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xx% with P&I in the amount of $xxx.xx.
The debtor xx
The debtor had discharged from the bankruptcy on xx and case was terminated on xx
No information has been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure process. No visible damages have been found on the subject property.

Update: As per tape data as of xx the current status of the loan is current. The borrower is current on the loan, and the next due date is x/xx/xxxx. The current UPB is $xxxxxx.xx.
No evidence has been found regarding the foreclosure process.
No visible damages or repairs have been found.
As per tape data, subject property is occupied by owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx.
The Schedule-D in Voluntary petition shows that the unsecured amount xx out of secured claim in the amount of $ xx and the value of collateral is xx This plan was confirmed on xx The POC was filed on xx with the secured claim of xx & with an arrearage of xx
As per trustee’s final report dated on xx the debtor had paid principal is in the amount of xx The debtor had discharged from the bankruptcy on xx and case was terminated on xx
The loan was modified on xx with new principal balance of xx The borrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx to the maturity date of xx	Affiliated Business Disclosure Condo/PUD Rider Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 649 |-xx-xx-289 |-xx-| -44.53004% Comment: Amortization Term Moths (CE, S&P) are 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy (Post-Loan Origination)? is Yes   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation Type is No Documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to:

Prepayment Term Test: FAIL  Loan Data: 36Months  Comparison Data: 0Months  Overby: 36Months"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prepayment Term Test: FAIL  Loan Data: 36Months  Comparison Data: 0Months  Overby: 36Months"
* Condo / PUD rider Missing (Lvl 2)     "The subject property is Low-rise condo 1-4 unit but condominium rider is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38217927	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,931.58	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	790	774	53.733%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been provided with the Updated title report. Currently, the mortgage is with original lender MERS as nominee for Lend xx.
No active liens and judgments have been found against the borrower and subject property.
The first and second installment combined taxes of the year xxxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The last payment was received on xx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
Currently the borrower is working at xx.
The servicing comment document is missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Post-Close DTI per 1003 Loan Value: 53.733% Tape Value: 34.396% |-xx-| 19.337% |-xx-| 19.33700% Comment: Post-close DTI per 1003 is 53.733%. Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: xx Tape Value: xx Variance: xx Variance %:xx Comment: Post-close housing ratio is 18.631%. Tape Source: Initial Tape Type:	4: Unacceptable	* DU/GUS/AUS has issues or conditions (Lvl 4) "The latest LP was pulled on xx (Locator#xx) which has only a primary borrower's data and remaining 2 borrower's data were not included in it."	* ComplianceEase Exceptions Test Failed (Lvl 3) "**Duplicate Finding**
1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing/settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.526%) is exceeded APOR (5.140%) by 0.386%. The APR threshold is 5.140% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL    Charged: 5.526%      Allowed: 5.140%     Over by: +0.386%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Missing valid COC for a fee increase on final CD dated 9/xx/2019.  LE dated 8/xx/2019 reflects a Recording Fee of $180.00, however, final CD dated 9/xx/2019 reflects the Recording Fee as $244.00.  This is a cumulative fee increase of 35.556%% in Creditor's Providers Fees which exceeds the 10% tolerance for Creditor's Providers fees and a valid COC is required."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged: 5.526%      Allowed: 5.140%     Over by: +0.386%"
* Loan does not conform to program guidelines (Lvl 3)     "1. The provided Seller’s tape is showing the alert that there are 3 borrowers on final 1003 but the latest LP was pulled on 10/xx/2019 (Locator#xx) after the closing which shows the data only for the primary borrower (Kristie Lynn Triplett). Remaining 2 borrowers' re and their data not included on it.

2. There is a single borrower (Kristie Lynn Triplett) on original Note but the final 1003 and the other closing disclosure were singed by 3 borrowers. The Income & liabilities are calculated by using 3 borrowers. The original Note should have signed by all the 3 borrowers instead of 1."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The borrower xx. However, only tax return of 2018 is available in the loan documents. 2 years of Tax return is not available, hence, Self employed income of $1076.25 has not been used for qualification and as a result DTI of the loan increases from 45.00% to 53.73%. SOL expired, downgraded to LVL2."
* Property is Manufactured Housing (Lvl 2)     "The subject property is a Manufactured Home and there are recorded copies of Manufactured Home Rider (Locator#xx) and Manufactured Home Affidavit of Affixation (Locator#xx) attached with the subject mortgage with the Serial#GW06628A/B. However, there is no ALTA -7 on final title policy for Manufactured Home. The Appraisal report at origination is showing that the subject property has been attached to the permanent foundation system and towing wheels and axles have been removed."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.73% as the Borrower income was $5,432.74 and total expenses are in the amount of $2,919.19 and the loan was underwritten by AUS/LP (Locator#xx) and its recommendation is “ACCEPT” and DTI is showing on it as 45%. The borrower Krystie Lynn Triplett has been self employed for more than 12 years. However, only tax return of 2018 is available in the loan documents. 2 years of Tax return is not available, hence, Self employed income of $1076.25 has not been used for qualification and as a result DTI of the loan increases from 45.00% to 53.73%. SOL expired, downgraded to LVL2."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38440050	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,399.42	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.776%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	5.375%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated xx The Chain of assignment has been completed. The last assignment is with xx Active mortgages, liens and judgments are found against borrower and property is as follows: • There are x Civil Judgment active against borrower “xx” in the favor of different plaintiff Which was recorded on different dates xx total in the amount of xx different case# xx Taxes: • County taxes for the year xxxx are due on x/xxxxxx and xx/xx/xxxx respectively total in the amount xxxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is the borrower is delinquent for x months. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx .The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The Loan current status is collection.
According to the payment history as of  x/xx/xxxx, the borrower is the borrower is delinquent for x months. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx .The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The borrower has been making payment as per Loan modification agreement was made on xx The agreement made between the borrowers (xx.) and lender is (xx). The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx The maturity date as per loan modification agreement is xx
According to collection comment dated x/xx/xxxx RFD is Excessive Obligation. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding litigation and contested matter.
No evidence has been found regarding Bankruptcy and foreclosure.
No evidence has been found regarding COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The borrower has been making payment as per Loan modification agreement was made on xx The agreement made between the borrowers (xx.) and lender is (xx). The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx The maturity date as per loan modification agreement is xx	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 181 Tape Value: 618 |-xx-xx-437 |-xx-| -70.71197% Comment: As per Note note, the loan amortization term is 181. However, tape reflects 618. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 618   Variance: -437   Variance %: -70.71197%   Comment: As per note, loan original maturity terms are 181 months. However, the tape data reflects 618 months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per HUD-1, the purpose of the transaction is Cash Out.However, the tape data reflects Refinance. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the copy of note is available in the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file. 1. Affidavit of Consideration 2. Affidavit of Disbursement 3. First Time Buyers Affidavit 4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure 5. Balloon Payment 6. No Escrow Account 7. Mandatory Binding Arbitration Disclosures 8. Home Buyer Education and Counseling Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$14,790.50	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38460332	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$1,559.88	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	683	617	27.188%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report as of xx/xx/xxxx the subject mortgage is on 2nd lien position. Subject mortgage was originated on xx
No assignments have been found.
There is a senior mortgage in the amount of $xx in favor of xx
There is a senior civil judgment in the amount of $xx in favor of xx which was recorded on xx
There are four junior State tax liens in the total amount of $xx all in favor of State of xx
The annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is in performing stage. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. No evidence of damage or repair on subject property has been found.
No RFD has been found in the latest xx months servicing comment.
Borrower is currently working with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Performing Tape Value: Collections, < 60 Days |-xx-| |-xx-| Comment: As per pay history Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000001   Tape Value: 100100000010   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000000000000000000000   Tape Value: 010000001001   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The provided Seller’s tape is showing an alert that the subject is an ineligible Manufactured Home." The ineligibility may related to GSE status but elevated to LVL4 for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 3) "Unable to determine both the borrowers' ATR. The primary has SOcial Security Income & Co-borrower was working in "Fabriclean" for 17 tears as "Customer Service Representative." However, there are no supportive documents for both the borrowers' Income (Such as SSA/Award Letter, latest Paystubs, prior years W2, Individual/Business Tax Returns, & WVOE), are available in the loan file to determine both the borrowers' ATR."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (10/xx/2016) that is after the Revised Closing Disclosure Delivery Date (10/xx/2016). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $22,734.07. The disclosed finance charge of $22,284.07 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $22,734.07. The disclosed finance charge of $22,284.07 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $22,734.07. The disclosed finance charge of $22,284.07 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $22,734.07. The disclosed finance charge of $22,284.07 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. This loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase of $1,314.78 on final CD dated 10/xx/2016. The loan contains charges that exceed the good faith determination. One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,314.78.
There is a total fee increase of $1,314.78 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/DU is missing from the loan file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Property is Manufactured Housing (Lvl 2) "The subject property is a Manufactured Home and there is a recorded copy of Manufactured Home Rider (xx) and Manufactured Home Affidavit of Affixation (xx) are attached with the subject mortgage and it has a Serial#xx -7 is on final title policy for Manufactured Home. The Appraisal report at origination is also stating that the Manufactured Home was attached to the permanent foundation system and towing hitch, wheels, & axles had been removed."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38482589	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,286.30	06/xx/2019	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	13.500%	180	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	Not Applicable	2.000%	xx	01-xx-2010	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment of mortgage is currently with the xx.
There are two active civil judgment against the borrower in the total amount of xx.
There is an active State tax lien against the xx. The supporting document is attached with the updated title report but, SSN# of xx is not available on the supporting document to verify whether this lien is against the borrower or not.
Annual combined tax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
Annual combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the foreclosure and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx. As per the modified terms, the new principal balance is $xx,xxx.xx. The principal forgiven amount is $xx,xxx.xx. There are x steps of modification. The borrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/xx/xxxx till maturity date of x/xx/xxxx. As per the comment dated x/xx/xxxx, the foreclosure was initiated in xx and the file was referred to attorney on xx. As per the comment dated x/xx/xxxx, the re-projected complaint was filed on xx. The foreclosure was put on hold due to collateral copies and the hold is ended on xx. The comment dated x/xx/xxxx; the foreclosure was put on hold due to C-xx servicer requirement. However, the comment dated xx/xx/xxxx; the hold is ended on xx. No further details have been found regarding foreclosure. As per the comment dated x/xx/xxxx, the subject property is located in FEMA disaster area due to hurricane Florence that began on xx/xx/xxxx till x/xx/xxxx. The borrower did not file bankruptcy. As per the comment dated xx/xx/xxxx, the subject property is owner occupied. As per the comment dated x/xx/xxxx, the reason for default is illness of the borrower. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:As per the comment dated x/xx/xxxx, the foreclosure was initiated in xx and the file was referred to attorney on xx. As per the comment dated x/xx/xxxx, the re-projected complaint was filed on xx. The foreclosure was put on hold due to collateral copies and the hold is ended on xx. The comment dated x/xx/xxxx; the foreclosure was put on hold due to C-xx servicer requirement. However, the comment dated xx/xx/xxxx; the hold is ended on xx. No further details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx. As per the modified terms, the new principal balance is $xx,xxx.xx. The principal forgiven amount is $xx,xxx.xx. There are x steps of modification. The borrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value:xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value xx Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."
* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina State. The following required state disclosures are missing from the loan file.
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38538916	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,978.80	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.060%	502	502	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.052%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	3.259%	xx	01-xx-2020	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.

The chain of the assignment has been completed. The latest assignment is with xx.

There is a junior mortgage active in the favor of xx.

There is a junior civil judgment active in the favor of xx.

There is a state tax lien active in the favor of xx.

Combined 1st and 2nd installment of tax for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower had filed bankruptcy under chapter-xx with the xx. The POC was filed on x/xx/xxxx, the POC amount is xx. The schedule D of Voluntary Petition does not shows any unsecured portion. The chapter xx plan was confirmed on xx. The debtor shall pay to the trustee $xxx.xx for xx months.	According to the modification, the loan was modified on x/x/xxxx in between the borrower x and lender x. The new modified principal balance per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning on x/x/xxxx. The maturity date reflects per modification is x/x/xxxx.	Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 009999999999999999999999   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999900   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 4638 (Days) Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test.

This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: $509,251.07 Comparison Data: $758,075.50 Variance:-$248,824.43

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: $509,251.07 Comparison Data: $758,075.50 Variance: -$248,824.43

TILA Right of Rescission Test: Result: FAIL"
																																																																																																								* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38639632	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$400.95	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.550%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender "xx" for the amount of xx which was recorded on xx
The chain of assignment has been completed. The current assignment is from xx which was recorded on xx

There is x senior civil judgment against the borrower in the favor of xx recorded on xx
There is x IRS lien against the borrower in the favor of xx for the amount of $xx recorded on xx
There are x civil judgments against the borrower in the multiple favors for the total amount of $xx recorded on different dates.
County annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is xx.xxx%.	Collections Comments:The loan is currently in the Performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The borrower has been making the payment as per the rate reduction rider which is located on “xx”. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: As per the note Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type as 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000000011   Variance:    Variance %:    Comment: Payment history string as 000000000000000000111112   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 110000000000000000000000 Variance: Variance %: Comment: Payment history string reversed as 21111000000000000000000 Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. An appraisal report is located on “xx” the subject property as manufactured home. However, the Affidavit of Affixation is not available in the loan file. The latest tax search report available in the updated title report dated 10/xx/2020 shows the subject property as Mobile Home. Also, the Final title policy does not show any ALTA endorsement for this manufactured housing. The legal description of the subject property does not show the VIN#. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "This loan failed the xx rate spread home loan test.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the xx rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the xx Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.

xx Rate Spread Home Loan Test: FAIL

This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.

xx RSHL DTI Provided Test: FAIL
xx RSHL Documentation Type Test: FAIL

This loan failed the documentation type test. xx HB 1817 Section 4(c)(1), (c)(2) (SL2007-0352))
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end
The funding date is before the third business day following consummation.

TILA Right of Rescission Test: FAIL"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38652260	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,159.20	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.116%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	2.500%	xx	01-xx-2017	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx
Chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx It should be with xx
No active judgments and liens have been found.
1st instalment borough taxes for the year of xxxx have been paid in the amount of xx
2nd, 3rd and 4th instalment borough taxes for the year of xxxx have been due in the amount of xx
Annual utility charges for the year of xxxx have been delinquent in the amount of xx The amount of  utility charges is exceeding x% of the loan amount.

Update:-
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in the amount of xx with the lender, xx which was recorded on xx
The first, second and third installment of taxes for the year xxxx are paid in the amount of xx
The fourth installment of xxxx taxes is due on xx in the amount of xx
The utility charges for the year xxxx are delinquent in the amount of xx which are payable on xx
No active liens and judgments have been found.	As per the review of payment history, the borrower has been delinquent with the loan for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Update:-
As per the review of tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. Details of the last payment received are not available. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:As per servicing comments, the loan is currently in foreclosure and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx.
As per comments dated xx/xx/xxxx, the reason for default is illness.
As per servicing comments, FC was initiated and file was referred to attorney on xx However fc was on hold due to forbearance plan. Further details are not available.
As per comments dated x/xx/xxxx, subject property is owner occupied and comments regarding damage to the subject property are not found.

Foreclosure Comments:As per servicing comments, FC was initiated and file was referred to attorney on xx However fc was on hold due to forbearance plan. Further details are not available.
Bankruptcy Comments:Not Applicable	This step loan modification agreement was made between the borrower xx and xx (borrowers) and xx. (servicer) on x/x/xxxx. As per modification, the unpaid principal balance is $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $x,xxx.xx with interest rate of x.xx%, beginning from xx/x/xxxx. The maturity date is x/x/xxxx. A final balloon payment on the interest bearing principal balance of $xxx,xxx.xx is due on maturity date.	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Missing Required State Disclosures Right of Rescission	Field: Doc Date of Last Modification Loan Value: 8/xx/2017 Tape Value: 8/xx/2017 |-xx-xx-13 (Days) |-xx-| Comment: Doc date of last mod is 8/xx/2017. Tape Source: Initial Tape Type:
Field: Mod Step 1 Date   Loan Value: 9/xx/2017   Tape Value: 9/xx/2020   Variance: -1096 (Days)   Variance %:    Comment: As per the mod, the step 1 date is 9/xx/2017.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.500%   Tape Value: 3.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 1 rate is 2.500%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 9/xx/2020   Tape Value: 9/xx/2021   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 2 date is 9/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.500%   Tape Value: 4.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 2 rate is 3.500%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 9/xx/2021   Tape Value: 9/xx/2022   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 3 date is 9/xx/2021.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.500%   Tape Value: 5.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 3 rate is 4.500%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 9/xx/2022   Tape Value: 9/xx/2023   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 4 date is 9/xx/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 5.500%   Tape Value: 6.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 4 rate is 5.500%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 9/xx/2023   Tape Value: 9/xx/2024   Variance: -366 (Days)   Variance %:    Comment: As per the mod, the step 5 date is 9/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 6.500%   Tape Value: 7.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 5 rate is 6.500%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, the Original Apraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, the Original Standard LTV xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: Purpose of transaction per application is refinance.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: FC complaint was not filed. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The copy of HUD-1 is illegible, some points and fees are unable to understand."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business for is missing from the loan files."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38729527	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$726.28	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	624	Not Applicable	26.961%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	7.125%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and was recorded on xx under instrument# xx with the “xx borrower and lender xx” for the amount of $xx

The chain of assignment has been completed. Currently, the assignee is “xx”.

No active judgments/liens have been found against the borrower/subject owner.

The county taxes for xxxx have been paid off in the amount of $xxx.xx.
No, any prior year delinquent taxes have been found.

Update:
According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xin the amount of xx with the lender, xx which was recorded on xx.
No active judgments or liens have been found.
No delinquent taxes have been found.	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.

Update:
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx and current PITI is $xxx.xx.The current UPB reflected as per tape data is $xx,xxx.xx.	Collections Comments:
Comments:
xx

The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
No evidences have been found regarding bankruptcy case and foreclosure process.
The latest inspection report (located-xx dated x/xx/xxxx shows that subject property is vacant and reflects the estimated cost of repairs are $xxx for damages. The cost $xxx is required for Power Wash House and $xxx.xx is required for Cut down bushes and grass. No information has been found in available comments.
The comment dated xx/xx/xxxx shows that reason for default is loss of income as reduction in hours.
The loan was modified on xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified once since the origination on xx/xx/xxxx with the fixed amortization and with the new principal balance of $xx,xxx.xx. The borrower had promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx and the new maturity date is x.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower #1 Middle Name Loan Value:xx Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111111119999999998765   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 567899999999911111111111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate due to,

This loan failed the TILA APR test. ( xx) The annual percentage rate (APR) is 7.250%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( xx ) The annual percentage rate (APR) is 7.250%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL State and required disclosures are missing from the loan file.

1. Anti-Coercion Notice
2. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Property is Mobile Home (Lvl 2)     "Home is affixed. As per appraisal report (xx) dated 4/xx/2006, subject property type is Mobile home. However, the Affidavit of Affixation is not available in the loan file. But the ALTA 7 Endorsement is incorporated with the final title policy. Also the VIN #xx and # xx number is available in the legal description of the subject mortgage and reflects that mobile home is permanently affixed with the land."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$700.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38729737	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,914.74	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Primary	Yes	Yes	No	552	513	33.615%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	4.375%	xx	01-xx-2014	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx, in favor of xx., recorded in Instrument# | Book/Page# xx. The chain of assignment has not been completed as the assignment is with “xx”; however, it should be with the “xx.” There are three credit card judgments recorded on different dates in the amount of xx. However, the borrower name has not been found on the supporting documents. There is a civil judgment recorded on xx in the amount of xx which is in the favor of xx. The combined annual taxes of xxxx have been paid.	According to the payment history as of x/xx/xxxx, the borrower is the borrower is delinquent for a month. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The Loan current status is Bankruptcy. According to the payment history as of x/xx/xxxx, the borrower is the borrower is delinquent for a month. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payment as per Payment change Notice agreement was made on x/xx/xxxx. The agreement made between the borrower (xx) and lender is (xx). The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per Loan modification agreement is xx Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property. No evidence has been found regarding Foreclosure. No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. No evidence has been found regarding COVID-xx. No employment related information has been found of the borrower.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx and xx had filed for bankruptcy under chapter-xx with the case# xx on xx.The POC was filed on xx the POC amount is xx and the arrearage amount is $x,xxx.xx. The debtor shall pay the trustee $xxx.xx for xx Months under chapter xx The Voluntary Petition not fileed it because the status of bankruptcy is petition filed. The plan is not confirmed yet. Date of last filing is xx As per suggested amended chapter xx plan dated xx the debtor shall pay $xxx.xx per month for x months and $xxx.xx per month for xx months.	The loan modification agreement was made on xx/x/xxxx. The agreement made between the borrower (xx) and lender is (xx). The new modified principal balance as per modification is in the amount of $xxx,xxx.xx havinng the deferred amount of $xxxxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx which may adjust annualy; beginning from x/x/xxxx. The modification contains balloon procision.The maturity date as per Loan modification agreement is x/x/xxxx. There is notice of payment change located at "xx".	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: xx   Variance: $-xx   Variance %: -100.00000%   Comment: As per modification the deferred balance is $00.00; However, the tape data reflects deferred balance xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 12 (Days)   Variance %:    Comment: As per payment history, the First payment date is xx However, tape reflects on xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Did not use for reeview.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal report, original appraisal value is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.15   Variance %: 0.00010%   Comment: As per Note agreement, the Original principal balance is $147,360.15. However, the tape data reflects balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 128.140% Variance: Variance %: Comment: As per appraisal report, original standard LTV is xx However, the tape data reflects xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38734332	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$529.63	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.870%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of assignment has been completed. Currently the assignment is with xx which was recorded on xx
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
The county annual taxes for the year of xxxx have been due in the amount of xx

No prior year’s delinquent taxes have been found.
As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of xx.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:As per the review of collection comments, the borrower is performing with the loan. As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of xx.xxx %. As per the payment history the current UPB is $xx,xxx.xx.
The latest collection comment does not reflect the reason for default.
The loan was not modified since origination. The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $3138.54 |-xx-| $-3138.54 |-xx-| -100.00000% Comment: The loan was not modified since origination. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: As per the note document the interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000110010001011110   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 011110100010011000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: The Final Application is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 209 Tape Value: 230 Variance: -21 Variance %: -9.13043% Comment: The stated remaining terms are 209. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State; however, required state disclosures are missing from loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan files."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38740024	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,530.84	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	654	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/xx/2017	xx	Not Applicable	4.130%	xx	11/xx/2017	Financial Hardship	As per review of latest updated title report dated xx/xx/xxxx the subject mortgagexx.
No active judgments or lien have been found against the borrower or subject property
The annual combined taxes of xxxx have been paid in the total amount of $x,xxx.xx. No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current UPB reflected is in the amount of xx.

Collections Comments:As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. xx.

The loan has been modified once since origination.  The modification agreement was made on xx/xx/xxxx with Fixed Amortization. The new principal balance is $xxx,xxx.xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

The joint debtors, xx had filed the bankruptcy under chapter-xx with the xx. The plan was confirmed on xx. The POC was filed by subject creditor on xx and the amount of arrearage is xx. As per plan dated xx debtor shall pay directly to the subject creditor. Schedule D of xx shows that amount of claim without deduction value of collateral is xx and value of property is xx; therefore the unsecured portion is xx. The bankruptcy was discharged on xx and the case was terminated on xx. As per trustees final report dated xx the debtor has paid arrears in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The joint debtors, xx had filed the bankruptcy under chapter-xx with the xx. The plan was confirmed on xx. The POC was filed by subject creditor on xx with the claim amount of xx and the amount of arrearage is xx. As per plan dated xx debtor shall pay directly to the subject creditor. Schedule D of xx dated xx shows that amount of claim without deduction value of collateral is xx and value of property is xx; therefore the unsecured portion is xx. The bankruptcy was discharged on xx and the case was terminated on xx. As per trustees final report dated xx the debtor has paid arrears in the amount of xx.	The loan has been modified once since origination. The modification agreement was made on xx/x/xxxx with Fixed Amortization. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx/x/xxxx and ends with the maturity date of xx/x/xxxx.	Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK was discharged in 2019. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2017   Tape Value: 11/xx/2017   Variance: -304 (Days)   Variance %:    Comment: doc date of last mod is 1/xx/2017.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 11/xx/2017   Tape Value: 11/xx/2022   Variance: -1826 (Days)   Variance %:    Comment: mod step 1 date is 11/xx/2017.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.130%   Tape Value: 4.375%   Variance: -0.245%   Variance %: -0.24500%   Comment: mod step 1 rate is 4130%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000010122210   Tape Value: 000000000000000010222110   Variance:    Variance %:    Comment: pay history string is 0000000000000000010122210   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 012221010000000000000000   Tape Value: 011222010000000000000000   Variance:    Variance %:    Comment: pay history string reversed is 0122210100000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: purpose of refinance per application is limited cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2057 Tape Value: 10/xx/2040 Variance: 6209 (Days) Variance %: Comment: stated maturity date is 10/xx/2057. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan originated on 9/xx/2010 with xx hence required MI Cert which is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38754515	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,878.88	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	728	14.857%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx for the amount of xx which was recorded on xx The chain of assignment has been completed. Currently, the subject mortgage is with the lender, “xx”. No active judgments or liens have been found against the subject property/the borrower. First and second installments of county taxes for the year of xx have been paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/xxxx, the loan is performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xx,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $x,xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xx,xxx.xx. The due date has been changed from xx/xx/xxxx to xx/xx/xxxx due to COVID-xx deferral agreement.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xx,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $x,xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xx,xxx.xx. The due date has been changed from xx/xx/xxxx to xx/xx/xxxx due to COVID-xx deferral agreement.
According to comment dated xx the forbearance plan was offered to borrower due to COVID-xx. The comment dated xx states that the plan has been placed whereas borrower had reserves at the time of closing. According to comment dated xx the final executed deferral modification agreement has been received by the borrower. According to comment dated xx the payment date was effective from xx for the amount of xx The borrower was owner of xx
According to comment dated xx the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Update

No change.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Required State Disclosures Mortgage Insurance for LTV>80% Notice of Servicing Transfer	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |-xx-xx-7 (Days) |-xx-| Comment: The Note dated xx reflects original note doc date xx Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: 2 Family Variance: Variance %: Comment: The appraisal dated xx reflects property type as SFR. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "There are two appraisal available in file. One appraisal reflects appraised value xx with effective date xx and reflects property type as SFR. Other appraisal reflects appraised value xx with effective date xx and reflects property type as 2-4 Unit. Per Tax Assesor documentation in file, Property is a Duplex (2 Family Unit). Lower appraised value should have been used, resulting in a LTV of xx which exceeds guidelines."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s).  Loan is escrowed, APOR exceeded by 0.582%."
* ComplianceEase TILA Test Failed (Lvl 3)     "Rescission Finance charge disclosed on Final CD as xx Calculated Rescission Finance Charge is xx for an under disclosed amount of $100.00.  Reason for Rescission Finance Charge under disclosure is unknown."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on CD dated xx  LE dated xx reflects a Origination Points at xx however, Revised CD dated xx reflects the Origination Points at xx  This is a fee increase of xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees"
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in California state. The following state disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Missing Notice of Servicing Transfer disclosure."	* ComplianceEase Exceptions Test Failed (Lvl 2) "COmpliance Exception test failed for
Reimbursement Amount Validation Test: FAIL
Consummation or Reimbursement Date Validation Test:"
																																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "Mortgage Insurance certificate is missing. However, Loan is conventional and LTV is 85%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38760678	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$879.02	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.200%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage xx.
The chain of mortgage assignment is incomplete as no assignment has been found. This should be with xx.
No active judgments or liens have been found.
Second installment combined taxes of xxxx were due on xx/xx/xxxx in the amount of $xxx.xx.

Update:
According to the UT report dated x/xx/xxxx, the subject mortgage was xx.
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.

Update:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. Unable to determine the last payment received date. The current P&I is $xxx.xx and the interest rate is xx.xxx%. The current UPB is $xx,xxx.xx.
Collections Comments:Loan is in collections.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of  $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 100111111100001000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 000000000000001111101001 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the Indiana state which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan fie."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38864042	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,188.84	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	788	681	49.202%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
No active judgments or liens have been found.
Annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
At the time of origination borrower was working as Teacher at “xx” from x years x months.
As per comment dated x/xx/xxxx, the borrower’s income has been impacted by Covid-xx. Borrower x was experiencing reduced hours and reduced rental income and borrower x is unemployed. Comment dated x/xx/xxxx states that the rental income was reduced. Comment dated x/xx/xxxx states that the servicer agreed to suspend the payment from x/xx/xxxx to xx/xx/xxxx due dates. As per comment dated x/xx/xxxx, the borrower stated he would like to pay $xk per month until tenant can make full rent. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Fraud Report Missing Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: D. |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Abigahil   Tape Value: A.   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1289 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Fraud Report Missing (Lvl 3) "Missing Fraud Report ."
* Income documentation does not meet guidelines (Lvl 3)     "W2 for year 2016 for co-borrower (xx) is missing in the loan file. Hence, unable to determine the income trend."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data indicates "Agency repurchase (1) incorrect income calculation-rental income/loss and (2) incorrect income calculation-self employed."
AUS and DU shows Total Rental Income as $3,836.00 and Self-Employed Income as $1,174.00, however calculations shows Total Rental Income as  $3,931.00 and Self Emplyed Income as $1,191.17."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the qualified mortgage DTI threshold test. ( 12 CFR §1026.43(e)(2)(vi) )
This loan has a qualified mortgage DTI of 49.201%.
A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent, calculated in accordance with Appendix Q. SOL expired, downgraded to LVL2."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the Borrower income was $11,207.79 and total expenses are in the amount of $5,514.41 per AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” at a DTI of 49.07%.
																																																																																																								At the time of approval borrower income was considered as $11,232.00 and Expenses were considered as $5,514.40. SOL expired, downgraded to LVL2."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38897327	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,693.46	09/xx/2020	xx	No	Dismissal	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Alternative	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	692	712	73.625%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	3.566%	xx	01-xx-2019	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with xx, which was recorded on xx The chain of the assignment has been completed and currently the assignment is with xx and was recorded on xx.
There is active junior Credit Card Judgment lien against the borrower for the amount of xx and was recorded on xx.
xxxx 1st. 2nd and 3rd installment has been paid.
xxxx 4th installment due untill xx/xx/xxxx in the amount of $xxxx.xx

The payment history as of x/xx/xxxx shows that the borrower is current with the loan and next payment due date for the payment is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxxx.xx which was applied for the due date on x/xx/xxxx.The current UPB is in the amount of $xxx,xxx.xx till the due date xx/xx/xxxx	Collections Comments:The current status of the loan is performing and the next payment due date for the payment is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxxx.xx which was applied for the due date on x/xx/xxxx.The current UPB is in the amount of $xxx,xxx.xx till the due date xx/xx/xxxx.
The loan has been modified once since origination between the borrowers xx and the Lender xx on xx. The New Principal Balance is in the amount of xx and the lender has agreed to forgive the principal balance in the amount of $xx,xxx.xx. The borrower has promised to pay monthly payment in the amount of $xxxx.xx with interest rate of x.xxx%.The payment had begun form xx and ended with a maturity date of xx.
xxxx shows that the borrower worked as xx at xx since x years and x months.
The foreclosure was initiated in this loan and the foreclosure case was referred to an attorney on xx. The comment dated x/xx/xxxx states that the foreclosure case was dismissed for lack of prosecution on xx. No further information is available.
According to xx report the debtor had filed bankruptcy under chapter xx with case#xx on xx. The Schedule-D of voluntary petition shows xx as unsecured portion out of claim amount of xx and the value of collateral is xx on xx. The motion for relief from stays was filed on xx. The POC was filed by the creditor “xx” with claim#xx for the secured claim amount of xx and amount of arrearage is $xx,xxx.xx on xx. The “Order Confirming Plan” dated xx shows that the chapter xx plan datedxx has been confirmed. The plan states that the debtor shall pay $xxx.xx to the standing trustee for a period of xx months. The debtor was dismissed for failure to make plan payments on xx.
No damages have been observed to the subject property.

Update:-
No additional details have been found.
Foreclosure Comments:The foreclosure was initiated in this loan and the foreclosure case was referred to an attorney on xx. The comment dated x/xx/xxxx states that the foreclosure case was dismissed for lack of prosecution on xx. No further information is available.
Bankruptcy Comments:According to xx report the debtor had filed bankruptcy under chapter xx with case#xx on xx. The Schedule-D of voluntary petition shows xx as unsecured portion out of claim amount of xx and the value of collateral is xx on xx. The motion for relief from stays was filed on xx. The POC was filed by the creditor “xx” with claim#xx for the secured claim amount of xx and amount of arrearage is $xx,xxx.xx on xx. The “Order Confirming Plan” dated xx shows that the chapter xx plan datedxx has been confirmed. The plan states that the debtor shall pay $xxx.xx to the standing trustee for a period of xx months. The debtor was dismissed for failure to make plan payments on xx.	The loan modification agreement was made between the borrowers xx and the Lender xx on xx. The New Principal Balance is in the amount of $xx and the lender has agreed to forgive the principal balance in the amount of $xx,xxx.xx. The borrower has promised to pay monthly payment in the amount of $xxxx.xx with interest rate of x.xxx%.The payment had begun form xx and ended with a maturity date of xx.	Affiliated Business Disclosure Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy was filed the borrower. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was initiated in this loan.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000999999999999999   Variance:    Variance %:    Comment: Payment history string is 0000000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999999000000000   Variance:    Variance %:    Comment: Payment history string reversed is 0000000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 6575 (Days) Variance %: Comment: Stated maturity date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test.The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:a credit report fee;appraisal fee;application fee;commitment fee;warehouse fee;discount points;lock-in fee;a service fee not to exceed $25.00 to cancel the mortgage; andfees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:overnight delivery, messenger, fax, and other special delivery fees;flood certification fees;pest inspection or certification fees;final inspection fee;outside counsels' fees as permitted by xx certified check fees;credit report and appraisal update fees;not more than one-year of mortgage insurance premiums;survey fees;recording fees;title and title search fees, including title insurance premiums;taxes;tax service fees;radon test fees;other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:a credit report fee;appraisal fee;application fee;commitment fee;warehouse fee;discount points;lock-in fee;a service fee not to exceed $25.00 to cancel the mortgage; andfees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:overnight delivery, messenger, fax, and other special delivery fees;flood certification fees;pest inspection or certification fees;final inspection fee;outside counsels' fees as permitted by xx certified check fees;credit report and appraisal update fees;not more than one-year of mortgage insurance premiums;survey fees;recording fees;title and title search fees, including title insurance premiums;taxes;tax service fees;radon test fees;other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* DTI > 60% (Lvl 2)     "1003 shows borrowers monthly expenses is $5076.56 and total income is $7877.47 hence DTI > 60.000%."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The loan was originated on xx as an FHA loan with case #xx however certificate is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38908725	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$41,778.02	12/xx/2023	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.100%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2020 12:00:00 AM	xx	Not Applicable	5.125%	xx	5/xx/2020 12:00:00 AM	Financial Hardship	The Updated title report dated xx/xx/xxxx shows that the mortgage was originated on xx. The chain of the assignment has been completed. The current assignment is with xx
There are three HOA liens active in the total amount of $xx in favor of xx
There are two ECB liens active in the amount of $xx in favor of xx
There is a mechanics lien active in the amount $xx in favor of xx

The first and second installments of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx each respectively. The third and fourth installments of combined taxes for the year of xxxx are due in the amount of $x,xxx.xx for the due date of x/xx/xxxx and x/xx/xxxx respectively. The annual installments of utility taxes for the year of xxxx are delinquent in the amount of $xx,xxx.xx for the due date of x/xx/xxxx, which has good through date of xx/xx/xxxx.

 The current ownership is vested in the name of Danilo Dejesus (borrower).

The review of the payment history shows that, the borrower is current and the next due date is for xx/xx/xxxx. The last payment was received on x/xx/xxxx, in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xxx%.

Collections Comments:The review of comment history shows that the borrower is current with the loan.
According to comment history dated x/xx/xxxx, the borrower's reason for default is curtailment of income.
The property has been occupied by the owner himself. No damage or repair to the property has been found. The last payment was received on x/xx/xxxx, in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xxx%.

Foreclosure Comments:The foreclosure process was initiated and the file was referred to an attorney. The complaint was filed on xx
Bankruptcy Comments:Not Applicable	The modification agreement was done on xx, between the (borrower) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of $xxx,xxx.xx at the interest rate of x.xxx% with the modified P&I of $x,xxx.xx.
The first payment date was due on xx.
There is no deferred balance has been stated.
Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: There is an evidence of foreclosure has been found. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance %:    Comment: The doc date of mod is xx.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 10.100%   Tape Value: 3.000%   Variance: 7.100%   Variance %: 7.10000%   Comment: The max rate is 10.10%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 4.100%   Tape Value: 3.000%   Variance: 1.100%   Variance %: 1.10000%   Comment: The min rate is 4.1%.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Variance: -14 (Days)   Variance %:    Comment: The appraisal date is 2/xx/2005.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance %: 0.00500%   Comment: The LTV is 86.925%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000009999999   Variance:    Variance %:    Comment: The pay history string is mmmmmmmmmmmmmmmmmmmmm0000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999900000   Variance:    Variance %:    Comment: The pay history string reversal is 0000mmmmmmmmmmmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value: 3/xx/2017   Variance:    Variance %:    Comment: Referral date is not found.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: 9191 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: No discrepancies. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
* Operative index value is unable to confirm (Lvl 2)     ""The operative index value is unable to be determined from the available loan files. ""
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38936008	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,251.45	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	584	Not Applicable	62.807%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	Not Applicable	5.000%	xx	01-xx-2015	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx. for the amount of xx which was recorded on xx
The chain of assignment has not been completed. The last assignment is with xx which was recorded on xx Assignment is missing to xx.
There is judgment (USA) against the borrower, "xx" in the favor of xx for the amount of xx which was recorded on xx The judgment was entered on xx under civil actionxx.
Combined annual taxes for the year of xxxx have been paid in the amount of xx on xx and Utilities taxes for the year of xxxx have been paid in the amount of xx on xx No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.
Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx.
Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx. No foreclosure/bankruptcy activity has been found. The loan was modified on xx/xx/xxxx. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx% beginning from xx till the maturity date of xx
According to comment dated xx the borrower has been impacted by pandemic. The reason for default is curtailed income. According to comment dated xx the borrower had requested COVID-xx temporary assistance. According to comment dated xx the COVID-xx deferment has been processed and the next due date will be xx with the deferred amount of $xxx.xx.
According to BPO report located at “xx” dated xx the subject property is owner occupied and is in axxge condition. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower, "xx" and the lender, "xx." on xx. According to modified terms, the new principal balance is $xxx,xxx.xx. Borrower promises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx% beginning from xx till the maturity date of xx	Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $2025.59 |-xx-| $-2025.59 |-xx-| -100.00000% Comment: Not provided. Tape Source: Initial Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000011   Tape Value: 00000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 110000000000000000000000   Tape Value: 00000000000000000000000'   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NO discrepancy. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Significant" (Lvl 2) "ComplianceEase risk indicator is Significant as the loan is failing TX Constitution A6 Total Indebtedness Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing TX Constitution A6 Total Indebtedness Test.
For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made."
* DTI > 60% (Lvl 2)     "As per 1003 dated xx the total monthly income is in the amount of xx and the total monthly expenses are in the amount of xx Hence, DTI  is exceeding 60% which is 62.807%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39023086	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	15.250%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03-xx-2011	xx	Not Applicable	7.750%	xx	01-xx-2011	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated o xx. The chain of assignment is not complete as the assignment of mortgage is currently with the xx. No active judgments/liens have been found against the borrower/subject property in available updated title report. No delinquent taxes have been found. The combined taxes xxxx are exempt.	According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:Comments:
Shellpoint_xxxxxxxx_Nomura_Comments

According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
No evidences have been found regarding foreclosure process and bankruptcy case.
The comments does not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
The subject property had damaged due to hail and the date of loss is xx/xx/xxxx xx. However, the loss draft document located at xx for the amount of $xxxx.xx. The page#xxx shows the total amount of claim if incurred is in the amount of $xxxx.xx. No further details have been found regarding damage and repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified twice since origination. The loan was modified on xx/xx/xxxx between the borrower xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization terms are 360 months. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx.   Tape Value: Estate of xx.   Variance:    Variance %:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $30.88   Variance: $-30.88   Variance %: -100.00000%   Comment: Deferred principal balance is $0.00%.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: 2 (Days)   Variance %:    Comment: The loan was modified on 03/xx/2011.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Variance: -3895 (Days)   Variance %:    Comment: First payment date is xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure activity has been found.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity terms are 360 months.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCC11111CCCCCCCC   Variance:    Variance %:    Comment: Payment History string is 0000000001110000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: CCCCCCCC11111CCCCCCCCCCC Variance: Variance %: Comment: Payment History string reversed is 0000000000000000011100000000000. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at the time of loan origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX State and required disclosures are missing from the loan file.

1. Commitment Requirement/Anti-Tying
2. Collateral Protection Insurance Disclosure
3. Non-Deposit Investment Product Disclosure Are there any promotional materials?
4. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,490.10	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39030308	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,655.13	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	30.468%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	4.625%	xx	01-xx-2018	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment of mortgage is currently with the xx.
There is an active junior mortgage in the amount of xx which was recorded on xx in favor of xx.
There is an active junior mortgage in the amount of xx which was recorded on xx in favor of xx.
There is an active civil judgment against the borrower in the amount of xx which was recorded on xx in favor of xx.
Annual Combined tax for the year of xxxx has been paid on xx in the amount of xx.
Review of the latest xx months payment history shows that the borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which began on x/xx/xxxx. The new modified principal balance is in the amount of xx and the interest bearing amount is xx The new maturity date is xx. The reason for modification is financial hardship.
As per comment dated xx the borrower reason for default is reduction of hour due to COVID-xx. Comment dated xx/xx/xxxx shows that the forbearance plan has been provided to borrower for x months which started from x/xx/xxxx till xx/xx/xxxx. No further information has been found regarding the COVID-xx in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on x/x/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which began on x/x/xxxx. The new modified principal balance is in the amount of xx and the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.	Good Faith Estimate	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 580 |-xx-xx-220 |-xx-| -37.93103% Comment: Amortization term months are 360 Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2018   Tape Value: 8/xx/2018   Variance: 3 (Days)   Variance %:    Comment: Doc date of last modification is 09/xx/2018   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: DOes lender G/L require MI is not applicable   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 8/xx/2020   Tape Value: 9/xx/2020   Variance: -31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is not applicable   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 7/xx/2020   Variance: 1260 (Days)   Variance %:    Comment: Last payemtn received date is 10/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 479   Variance: -119   Variance %: -24.84342%   Comment: Loan original matuirty term months are 360   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.12500%   Tape Value: 4.63000%   Variance: 0.49500%   Variance %: 0.49500%   Comment: Oriignla stated rate is 051.12500%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000044   Tape Value: 333222121100000000000000   Variance:    Variance %:    Comment: Payment history string is 123342212100000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 440000000000000000000000 Tape Value: 000000000000001121232333 Variance: Variance %: Comment: Payment history string reversed is 000000000000001212243321 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test is failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to TILA Finance Charge Test.
TILA Finance Charge Test shows loan data xx comparison data xx and Variance xx.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
																																																																																																								* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial TIL is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39099164	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$562.64	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.700%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	12.700%	xx	01-xx-2017	Financial Hardship	As per updated title report as of xx the subject mortgage is on first lien position. Subject mortgage was originated on xx in the amount of xx
Chain of assignment is complete as the current assignee is xx
No active judgments or liens have been found.
Annual tax is xx
Payment history as of xx/xx/xxxx shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx As per MOD borrower has agreed to pay the interest bearing amount of xx with fixed interest rate of xx.xx % and P&I of $xxx.xx. First payment was started from xx and the maturity date is xx	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000212102101100001   Tape Value: 000000000000000011102232   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100001101201212000000000   Tape Value: 232201110000000000000000   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: xx   Tape Value: xx   Variance: 9 (Days)   Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per MTG   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 4374 (Days)   Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 159 Tape Value: 149 Variance: 10 Variance %: 6.71140% Comment: As per Note Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Subject property is a Manufactured Home.
As per Appraisal report, the subject property is Manufactured Home. No VIN/Serial# has been mentioned on legal description of subject mortgage. However, VIN# xx has been mentioned on the updated title report.
Final title policy does not have ALTA 7. Property tax report provided with updated title report also confirms that the subject property is Manufactured Home. As per the Latest BPO report located at “xx” the property is Manufactured Home. Affixation affidavit is not available in the loan file. Hence, unable to confirm whether the Home affixed to land or not."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, Fee itemization has been found in the loan file which is located at "xx"."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loansare NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for TILA Right of Rescission Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for Disclosed APR High-Cost Threshold Exception Test.
Loan data xx comparison data xx hence the variance is xx
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for the disclosed APR high-cost threshold exception test.
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost Mortgage APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39132323	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$553.76	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	613	599	26.028%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	5.875%	xx	Unavailable	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the mortgage is with xx.  However, the assignment is missing to xx.
No active judgment or liens have been found.
The annual county taxes of xxxx are due in the amount of $xxx.xx.
The annual county taxes of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is x/xx/xxxx. The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx. As per comment xx/xx/xxxx indicates that the borrower’s income was impacted by Covid-xx. The payment suspension forbearance plan for x months has been approved which has begun from xx/xx/xxxx to xx/xx/xxxx. As per collection comment the subject property is occupied by owner with good condition and well maintained. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure has been found.

Update:
The loan is currently performing.
As per comment dated x/xx/xxxx, borrower’s income was impacted by covid-xx. Further details not provided.
As per comment dated x/xx/xxxx, the foreclosure was initiated. The FC was put on hold due to loan reinstated. Further details not provided.
As per comment dated x/xx/xxxx, subject property has been occupied by the owner.
As per comment dated x/xx/xxxx, borrower stated that the there is so much damages to the property. A comment dated x/xx/xxxx shows that the roof and interior of the subject property was damaged. An estimated cost of repair is not available. No details have been found regarding completion of repairs.
No details related to the bankruptcy have been found.

Foreclosure Comments:As per comment dated x/xx/xxxx, the foreclosure was initiated. The FC was put on hold due to loan reinstated. Further details not provided.
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of $xxx.xx with the interest rate of x.xxx% and a maturity date of xx. The P&I as per latest payment history is the $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. As per the tape data, the loan was modified onxx. However, the modification agreement is missing from the loan file.

Affiliated Business Disclosure Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx  Variance:    Variance %:    Comment: Last MOD date is unavailable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Require MI is Yes.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 3/xx/2020   Tape Value: 6/xx/2020   Variance: -92 (Days)   Variance %:    Comment: FB start date is 03/xx/2020.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 5/xx/2020   Variance: 1326 (Days)   Variance %:    Comment: Last payment received date is 09/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 305   Variance: 55   Variance %: 18.03278%   Comment: Maturity term month is 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.87500%   Tape Value: 5.88000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Stated rate is 5.875%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000014444   Tape Value: 333333210000010010011000   Variance:    Variance %:    Comment: Payment history string is 4MMMM444MMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444410000000000000000000   Tape Value: 000110010010000012333333   Variance:    Variance %:    Comment: Payment history string reversed is 4MMMM444MMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xxVariance: Variance %: Comment: Maturity date is unavailable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the state of Louisiana. The following state disclosures are missing from the loan file.
1.Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2.Anti-Tying Disclosure
3.Financial Institution Choice of Insurance Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39144533	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,289.02	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.190%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09-xx-2009	xx	Not Applicable	6.890%	xx	7/xx/2009 12:00:00 AM	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx.
The first and second installment county taxes of xxxx-xxxx are due in the amount $xxxx.xx for the due date xx/xx/xxxx and x/xx/xxxx. No delinquent taxes have been found for the prior year.

Update:
The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated xx.
No active liens and judgments have been found.
The second installment of county taxes for xxxx is due on x/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of xx till the due date of x/xx/xxxx.

Update:
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx. The current rate of interest is x.xx% which is different from the prior rate. The loan was modified on x/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is bankruptcy. The borrower had filed bankruptcy under chapter-xx with thexx and dismissed on xx. The POC was filed on xx, the POC amount is xx and the arrearage amount is xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx, however, the unsecured portion is $x.xx. There is no comment indicating a cram down.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of xx till the due date of x/xx/xxxx.
The loan modification agreement was made on xx/xx/xxxx. The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with the annual interest rate of x.xxx% and the modified P&I is in the amount of $x,xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx. The loan was modified twice.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-xx with the xx and dismissed on xx. The POC was filed on xx, the POC amount is xx and the arrearage amount is xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx, however, the unsecured portion is $x.xx. There is no comment indicating a cram down.
The loan modification agreement was made on xx/xx/xxxx. The borrower promises to pay the new UPB in the amount of xx with the annual interest rate of x.xxx% and the modified P&I is in the amount of $x,xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx. The loan was modified twice.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 515 |-xx-xx-155 |-xx-| -30.09708% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2009   Tape Value: 7/xx/2009   Variance: -36 (Days)   Variance %:    Comment: Doc date of last modification is 6/xx/2009.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G /L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 7/xx/2019   Variance:    Variance %:    Comment: Interest only expiration date is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Interest only period is no.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: loan documentation type is no documentation.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. amort potential is yes.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.19000%   Tape Value: 6.89000%   Variance: 0.30000%   Variance %: 0.30000%   Comment: Original stated rate is 7.19000%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: 4/xx/2012   Variance:    Variance %:    Comment: S&C filing date is unavailable.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $2627.45 Variance: $-2627.45 Variance %: -100.00000% Comment: Suspense balance per payment history is $0.00. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per Note, note date is xx. However, ROR date shows xx.
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per Note, note date is xx. However in HUD-1 settlement date shows xx.		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39259165	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,004.17	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.980%	361	361	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	665	Not Applicable	15.378%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	xx	2.000%	xx	01-xx-2012	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has not been completed. Currently, the assignment is from xx. However, the correct assignment should be with the “xx”.
No active liens and judgments have been found.
First and second installments school taxes for the year of xxxx-xxxx have been due in the amount of $xxxx.xx and $xxxx.xx which was due on xx/xx/xxxx and xx/xx/xxxx.
First installment of village taxes for the year of xxxx have been paid in the amount of $xxxx.xx and the second installment taxes have been due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
Combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is delinquent from x month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from x month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The loan was modified on xx. As per the modified terms, the new modified principal balance is $xxx,xxx.xx. The deferred principal balance is $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The deferred principal balance is eligible for permanently forgiven in the amount of $xx,xxx.xx. The borrower has promised to pay in the amount of $xxxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx. The loan was modified in x steps. The new maturity date is xx.
No foreclosure activity has been found.
The borrower did not file bankruptcy yet.
As per the comment dated xx/xx/xxxx, the borrower is impacted by covid-xx. The forbearance plan was started on xx/xx/xxxx for the amount of $xxxx.xx. No further details have been found regarding covid-xx.
The subject property is owner occupied. No damage and repairs have been found.

Update: As per tape data as of xx/xx/xxxx, the current status of the loan is current. The borrower is current on the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the foreclosure process or bankruptcy case.
 The comment dated x/xx/xxxx shows that the roof of the subject property was damaged by a storm. A claim has been filed by the borrower, and a check was received in the amount of $x,xxx.xx. The estimated cost of repair is not available. Further details were not found.
 The comment dated x/xx/xxxx shows that the trial plan was offered to the borrower for x months, which started from x/xx/xxxx to x/xx/xxxx. The comment dated x/xx/xxxx shows that the fully executed mod has been sent. Further details were not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx. As per the modified terms, the new modified principal balance is $xxx,xxx.xx. The deferred principal balance is $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The deferred principal balance is eligible for permanently forgiven in the amount of $xx,xxx.xx. The borrower has promised to pay in the amount of $xxxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx. The loan was modified in x steps. The new maturity date is xx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 361 Tape Value: 529 |-xx-xx-168 |-xx-| -31.75803% Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $188667.06   Tape Value: $114383.63   Variance: $74283.43   Variance %: 64.94236%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification  xx   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: This is step modificationl.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 361   Tape Value: 529   Variance: -168   Variance %: -31.75803%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001100000000000004444444   Tape Value: 111220121111100210323222   Variance:    Variance %:    Comment: Payment history string is 11012211211111001201232321.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444400000000000001100   Tape Value: 222323012101111121012111   Variance:    Variance %:    Comment: Payment history string is 132321021001111211221011.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 24.245%   Tape Value: 3891.000%   Variance: -3866.755%   Variance %: -3866.75500%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA right of rescission test.
This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: Loan data: 5.000%, Comparison data: 2.000%, Variance data: +3.000%"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to be confirmed in the available loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39305329	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	$482.62	$8,770.87	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.640%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06-xx-2013	xx	Not Applicable	9.639%	xx	06-xx-2013	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xx.
There is an active senior mortgage against the subject property in the favor of xx.
No active liens and judgments have been found.
Annual combined taxes for the year xxxx have been paid on xx/xx/xxxx for the amount of $xxx.xx.
Annual county taxes for the year of xxxx have been delinquent xx/xx/xxxx for the amount of $xxx.xx and they were good through on the date xx/xx/xxxx.
Annual county taxes for the year xxxx have been delinquent xx/xx/xxxx for the amount of $xxx.xx and they were good through on the date xx/xx/xxxx.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The AOT agreement was made on xx/xx/xxxx, between the borrower “x” and the lender “x”. The borrower promises to make a monthly payment of $xxx.xx with a rate of interest x.xxx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. The new principal balance stated in the Modification is in the amount of $xx,xxx.xx. In addition, the lender had deferred the amount of $x,xxx.xx.	Credit Application Credit Report	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: The lender does not requier MI. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 364   Variance: -4   Variance %: -1.09890%   Comment: As per the note, the loan original term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Variance: -3652 (Days)   Variance %:    Comment: The appraisal date is xx as per the appraisal report.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: 61 (Days)   Variance %:    Comment: The new maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 229 Tape Value: 227 Variance: 2 Variance %: 0.88105% Comment: The total stated remaining term is 229. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed. An Appraisal Report at the origination is located at xx shows the type of subject property as a manufactured home, However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached to the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "CE Risk Indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test.
This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

The loan is also failed for NC RSHL DTI Provided Test and NC RSHL Documentation Type Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $136,327.29. The disclosed finance charge of $136,272.21 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $136,272.21 Comparison Data $136,327.29 Variance -$55.08."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39332622	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,721.10	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,473.96	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	120	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	4.000%	xx	01-xx-2016	Financial Hardship	As per updated title report as of xx/xx/xxxx the subject mortgage is on xx. Subject mortgage was originated on xx
Chain of assignment is complete as the current assignee is xx.
No active judgments or liens have been found.
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is x months behind its regular payment. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is x months behind its regular payment. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
According to the available servicing comments from xx, the foreclosure was initiated on the subject property in xx. The foreclosure case was referred to attorney on xx. The S&C was filed on xx.  As per comment dated xx/xx/xxxx the foreclosure was put on hold on xx/xx/xxxx due to Covid-xx forbearance loss mitigation. And the hold end date has been projected to xx/xx/xxxx.
Foreclosure Comments:According to the available servicing comments fromxx, the foreclosure was initiated on the subject property in xx. The foreclosure case was referred to attorney on xx. The S&C was filed on xx.  As per comment dated xx/xx/xxxx the foreclosure was put on hold on xx/xx/xxxx due to Covid-xx forbearance loss mitigation. And the hold end date has been projected to xx/xx/xxxx.
Bankruptcy Comments:According to the PACER, the debtor "xx" had filed for bankruptcy under chapter-xx with case# xx on xx. The date of last filing was xx. The POC was filed on xx, the POC amount is xx and the arrearage amount is xx. MFR was filed on xx. Later, the BK was discharged on xx and the case was terminated on xx.	The latest modification agreement has been made between borrower and lender effective from x/x/xxxx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with fixed interest rate of x.xxx % and P&I of $x,xxx.xx. First payment was started from x/x/xxxx and the maturity date is x/x/xxxx.	Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 577 |-xx-xx-217 |-xx-| -37.60831% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK discharged on 9/xx/2017.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC put on hold due to loss mitigation.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period for first 10 years.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan application is available.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 581   Variance: -221   Variance %: -38.03786%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 0000M0000000000000000000   Tape Value: 987654321000000000000000   Variance:    Variance %:    Comment: Payment histor string is 444444321000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0000000000000000000M0000   Tape Value: 000000000000000123476789   Variance:    Variance %:    Comment: Payment histor string is 000000000000000123444444.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 60.152% Tape Value: 4118.000% Variance: -4057.848% Variance %: -4057.84800% Comment: post close dti is 60.152%. Tape Source: Initial Tape Type:	3: Curable	* Settlement date is different from note date (Lvl 3) "As per final HUD-1 the settlement date is 02/xx/2008 which is different from the Note date 02/xx/2008."	* Missing credit report (Lvl 2) "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Washington. The following required State Disclosures are missing in the loan file.
1. Construction Lien Disclosure
2. Mortgage Loan Servicing Disclosure
3. Choice of Insurance Notice
4. purchase Money Residential Mortgage Loan Closing Valuation Disclosure
5. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39397604	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$11,703.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	703	Not Applicable	199.204%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender MERS as nominee for xx in the amount of xx which was recorded on xx.
The chain of assignment has not been provided with Updated title report. Currently, the mortgage is with original lender xx
There are three senior mortgages against the subject property.
The first mortgage was originated on xx. in the amount of xx which was recorded on xx.
The second mortgage was originated on xx in the amount of xx which was recorded on xx.
The third mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx.
The county taxes of the year xxxx/xxxx are due in the amount of $xxxxx.x which was due on xx/xx/xxxx and xx/xx/xxxx respectively.
No prior years of delinquent taxes have been found.

Update: According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the lender MERS as nominee for xx in the amount of xx which was recorded on xx.
There are three senior mortgages against the subject property.
The first mortgage was originated on xx. in the amount of xx which was recorded on xx.
The second mortgage was originated on xx in the amount of xx which was recorded on xx.
The third mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx.
There is a UCC lien against the subject borrower in favor of xx, which was recorded on xx. The supporting document does not show the lien amount.
The county taxes for xxxx-xxxx (2nd installment) are due in the amount of $x,xxx.xx.
The county taxes for xxxx-xxxx (1st installment) are paid off in the amount of $x,xxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflecting in the payment history is in the amount of $xxx,xxx.xx.

Update:
According to PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xx%.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflecting in the payment history is in the amount of $xxx,xxx.xx.
Currently the borrower is owner at xx from xx years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment: The Final Application and Transmittal summary reflects the occupancy catogeory is Investor   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -3 (Days)   Variance %:    Comment: The Final Note reflects the date xx  Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 199.204% Tape Value: 1.184% Variance: 198.020% Variance %: 198.02000% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counseling is missing in the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "This is Investment Loan no QM guidlines applicable.

																																																																																																							Incorrect income calculation - rental income - Defect: Incorrect income calculation - rental income - uBorder income utilized but ineligible as Borrower lives in the basement of the subject property and rents the entire home. Rent from the subject property was used to qualify once excluded DTI exceeds maximum."		* DTI > 60% (Lvl 1) "This is a Investment loan, No QM rules are applied. Hence, resolved. DTI is 199.204% because, Income is $3,635.21 and expenses are $7,241.47."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39460079	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.110%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	.According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is from xx
No active judgments or liens have been found against the borrower or subject property.
First and second installments of County taxes for the year of xxxx have been paid in the amount of $xxx.xx on x/xx/xxxx and $xxx.xx on x/xx/xxxx.
First and second installments of County taxes for the year of xxxx are due in the amount of $xxx.xx on xx/xx/xxxx and $xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is xx.xxx%.	Collections Comments:The loan is currently in the Performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The loan has not been modified since origination. The borrower has been making the payment as per the agreed rate reduction rider which is located on “xx”. The borrower did not file bankruptcy. The foreclosure was not initiated. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 365/365 |-xx-| |-xx-| Comment: Interest calculation type as 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $41,455.00. The disclosed finance charge of $41,378.05 is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA Foreclosure Rescission Finance Charge Test: FAIL The loan data is $41,378.05, the comparison data is $41,455.00 and the variance is -$76.95"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in West Virginia State. The following required state disclosures are missing from the loan file.
1. WV Collateral Protection Insurance Notice 1
2. Co-Signer Notice
3. Financial Institution Insurance Disclosure
4. Non-Deposit Investment Product Disclosure
5. Financial Institution Insurance Disclosure
6. Non-Deposit Investment Product Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39535169	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,129.77	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	641	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated xx.
The chain of the assignment has been completed. The latest assignment is from xx which was recorded on x/xx/xxxx.
There are three state tax liens active against the borrower in the total amount of $x,xxx.xx in favor of xx of the xx.
The annual installments of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
The current ownership is vested in the name of xx.	According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is x/xx/xxxx. The last payment received date is x/xx/xxxx which is total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected as per the payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments, the loan is currently in Bankruptcy and the next due date is x/xx/xxxx. The last payment received date is x/xx/xxxx which is total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected as per the payment history is in the amount of xx.
According to the servicing comment the referral date is unavailable. The complaint was filed on xx. It was put on hold due to borrower filed bankruptcy on xx and the plan was confirmed on xx. No further details found about the current foreclosure status.
The borrower xx had filed bankruptcy under chapter-xx with the case#xx. The plan was confirmed on xx. The POC was filed on xx with the POC amount xx and the arrearage amount is xx debtor shall pay to the trustee $xxxx for per month. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is xx
The reason for default not found in comments.. No evidence related to occupancy and current condition of the subject property has been found in the available months of servicing comments.  According to the comment date on x/xx/xxxx there is a roof damage to the property the amount and the repair details are unavailable.

Foreclosure Comments:According to the servicing comment the referral date is unavailable. The complaint was filed on xx. It was put on hold due to borrower filed bankruptcy on xx and the plan was confirmed on xx. No further details found about the current foreclosure status.

Bankruptcy Comments:According to the xx the borrower xx had filed bankruptcy under chapter-xx with the xx on xx The plan was confirmed on xx. The POC was filed on xx with the POC amount xx and the arrearage amount is xx debtor shall pay to the trustee $xxxx for per month. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx and the value of the collateral is xx however, the unsecured portion is xx.

Not Applicable	Mortgage Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the tax service fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. MI is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39627398	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$877.20	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.555%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	7.930%	xx	01-xx-2020	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with xx
The chain of assignment has been completed. Currently, the assignment is with “xx” which was recorded on xx
There is no judgment/lien against the borrower/subject property.
Annual taxes have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
AS per collection comments review, borrower’s intention is to keep the property. Property is in axxge condition. According to comment dated xx the subject property is reported as damaged.
The foreclosure was initiated on the subject property in xxxx and the file referred to attorney on xx The sale date is on xx The foreclosure sale was postponed due to loss mitigation on xx No further details found.
The loan modification agreement was made on xx between the borrower “xx” and lender “xx”. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx which will get periodically changed in x steps till the maturity date of xx The New Principal Balance stated in the modification is $xx,xxx.xx.

Foreclosure Comments:The foreclosure was initiated on the subject property in xx and the file referred to attorney on xx The sale date is on xx The foreclosure sale was postponed due to loss mitigation on xx No further details found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx between the borrower “xx” and lender “xx”. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx which will get periodically changed in x steps till the maturity date of xx The New Principal Balance stated in the modification is xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Borrower's income is impacted by Covid-19 is Yes. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is Yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Doel lender G/L require MI is Not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 244   Variance: -4   Variance %: -1.63934%   Comment: Loan original maturity term months is 240.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -1826 (Days)   Variance %:    Comment: Mod step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 7.930%   Tape Value: 8.930%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 1 rate is 7.930%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -365 (Days)   Variance %:    Comment: Mod step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 8.930%   Tape Value: 9.834%   Variance: -0.904%   Variance %: -0.90400%   Comment: Mod Step 2 rate is 8.930%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000043322211010099876   Variance:    Variance %:    Comment: Payment history string is 000004444443222010012344.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 678990010212223340000000   Variance:    Variance %:    Comment: Payment history string reversed is 443210010222344444400000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 10714 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file; we considered the values as 0."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good Faith Estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial Truth in Lending is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39639595	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,036.79	08/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	654	760	38.559%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/xx/2019	xx	Not Applicable	3.459%	xx	08/xx/2019	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment has been completed; currently the assignment is with xx, xx

Annual Combined taxes for the year of xxxx are paid on xx/xx/xxxx in the amount of $x,xxx.xx.

3rd installment of School taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per comment history, the loan is in payment plan.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per comments dated xx the borrower’s income impacted by covid-xx pandemic. However, the servicer provided forbearance plan to the borrower which was started from xx. No further details have been found.
As per comments dated xx the servicer has extended forbearance plan till xx No further details have been found.
No foreclosure activity found in the available servicing comments.
No evidence has been found regarding the active bankruptcy in the latest servicing comments.
As per comments dated xx the subject property occupied by owner. However, no damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower x and x and servicer x on xx/xx/xxxx with the new modified unpaid principal balance $xxx,xxx.xx.with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. The step rate was in x steps ending at rate x.xxx% and P&I will be $xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx. There is principal forgiven amount is $xx,xxx.xx. There is no deferred balance.	Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 80 Tape Value: 11 |-xx-| 69 |-xx-| 627.27272% Comment: As per Note, the age of loan is 80. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Payment Plan   Tape Value: Collections, >= 120 Days   Variance:    Variance %:    Comment: As per comment history, the loan is in payment plan.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2019   Tape Value: 8/xx/2019   Variance: -41 (Days)   Variance %:    Comment: As per modification agreement, the last modified on 06/xx/2019. However, the tape data reflects on 08/xx/2019.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per Note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no active foreclosure.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 400   Variance: -40   Variance %: -10.00000%   Comment: As per modification agreement, loan original maturity terms are 360 months. However, the tape data reflects 400 months.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Comment: As per appraisal report, original CLTV rate is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: xx   Comment: As per appraisal report, original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 43210212111110011MMMM323   Tape Value: 432000000000000000000000   Variance:    Variance %:    Comment: As per payment history string reversed is 43210212111110011MMMM323.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 323MMMM11001111121201234   Tape Value: 000000000000000000020234   Variance:    Variance %:    Comment: As per payment history string reversed is 323MMMM11001111121201234.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2059 Tape Value: 2/xx/2047 Variance: 4533 (Days) Variance %: Comment: As per Note, the stated maturity date is 07/xx/2059. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 9/xx/2013 as an FHA loan with case# xx. No indication of any changes in loan type found in the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "NY Subprime Home Loan Initial GFE Disclosure Date Validation
Test:"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "NY Subprime Home Loan Initial GFE Disclosure Date Validation
Test:"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "FInal Good Faith Estimate is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good Faith Estimate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39672164	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$384.76	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.910%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/xx/2011	xx	xx	10.900%	xx	02/xx/2011	Financial Hardship	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx
Chain of assignment is complete as the current assignee is xx
No active judgments or liens have been found..
Annual tax is $xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is x month behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is x month behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from x/xx/xxxx. As per MOD borrower has agreed to pay the interest bearing amount of $xx,xxx.xx with fixed interest rate of xx.xxx % and P&I of $xxx.xx. First payment was started from x/xx/xxxx and the maturity date is x/xx/xxxx.	Credit Application Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $948.00 Tape Value: $3108.23 |-xx-| $-2160.23 |-xx-| -69.50032% Comment: Deferred princiapl is $948.00 Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Require MI is N/A.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000001000000000   Variance:    Variance %:    Comment: Payment history string reversed is 1111111121111111111111.0   Tape Source: Initial   Tape Type:
xx	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "This loan is failed for the NC rate spread home loan test.
 The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan is failed for the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided."
* Property is Manufactured Housing (Lvl 4)     "Subject property is a Manufactured Home.
As per Appraisal report, the subject property is Manufactured Home. No VIN/Serial# has been mentioned on legal description of subject mortgage.
																																																																																																						Final title policy does not have ALTA 7. Property tax report provided with updated title report does not have property type information. As per the Latest BPO report located at “xx” the property is Mobile Home. No any affixation document is available in loan file."		* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39773438	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$730.03	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.190%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	559	514	41.790%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	3.125%	xx	01-xx-2017	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx

The chain of assignment has been completed as currently the mortgage is with current assignee xx

There is state tax lien (individual income tax) recorded against the borrower xx

Annual county taxes for the year xxxx are paid off in the amount of $xxx.xx on xx/xx/xxxx.

No delinquent taxes have been found for the prior year.

Update:-
The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual county taxes for xxxx are paid in the amount of $xxx.xx on x/xx/xxxx.
No prior year’s delinquent taxes have been found in the updated title report.	The review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. The current UPB as of the date is $xx,xxx.xx.

Update:
As per the review of tape data payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date as per tape is xx/xx/xxxx. The details of the last payment received are not available. The current P&I is $xxx.xx, and the interest rate is x.xxx%. The UPB is $xx,xxx.xx.	Collections Comments:The subject loan is currently in active bankruptcy.
The review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx% which was applied for due date xx/xx/xxxx. The current UPB as of the date is $xx,xxx.xx.
The foreclosure proceedings were initiated on the subject property. As per the updated report, the complaint was filed on xx/xx/xxxx with the case#CV-xx-xxxxI. The complaint was filed xnd time on x/xx/xxxx under case#CV-xx.xxx-I. The sale was scheduled on xx/xx/xxxx. Later, the file was put on hold due to bankruptcy filed by the debtor on x/xx/xxxx with the case# xx-xxxxx. The loan is currently in active bankruptcy.
The property inspection report dated x/xx/xxxx located on “xx”, the home appears to be occupied by owner with axxge condition and the property has no visible damages.
xx	The loan was modified between the borrower “x” and lender “x” with an effective date of x/x/xxxx and a new principal balance is $xx,xxx.xx with the fixed amortization type and borrower has promised to pay P&I in the amount of $xxx.xx with the interest rate x.xxx % that began on x/x/xxxx with a new maturity date of x/x/xxxx. The borrower has also promised to pay the deferred balance in the amount of $xx,xxx.xx. The UPB that has been amortized is $xx,xxx.xx as an interest bearing amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Bankruptcy-Current Tape Value: Bankruptcy |-xx-| |-xx-| Comment: Curret legal status is bankruptcy-current. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $11621.75   Tape Value: $12686.24   Variance: $-1064.49   Variance %: -8.39090%   Comment: Deferred balance per payment history is $11,621.75.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Variance %:    Comment: As per the payment history, the last payment was received on 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: 10   Tape Value: 11   Variance: -1   Variance %: -9.09090%   Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $441.90   Tape Value: $273.00   Variance: $168.90   Variance %: 61.86813%   Comment: As per note, the original P&I is $441.90.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.19000%   Tape Value: 3.12500%   Variance: 9.15875%   Variance %: 9.15875%   Comment: As per note, the original rate is 9.19%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000001110   Tape Value: P000000012345   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 000000021324344444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 011100000000000000000000   Tape Value: 5543210000000P   Variance:    Variance %:    Comment: The Payment History String reversed is 444444444443423120000000.   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property City as: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Arkansas State. The required state disclosure and the Choice of Insurance Disclosure are missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39885588	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,186.01	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.496%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	604	Not Applicable	12.989%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	xx	2.000%	xx	01-xx-2011	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in favor of xx. The chain of assignment is incomplete. Currently, the mortgage is with the xx. This should be with xx. There is a Assessment for xx (notice of lien) open against the subject property in the favor of xx in the amount of $xx which was recorded on xx. First and second installment county taxes of xxxx are due on xx/xx/xxxx & x/xx/xxxx in the total amount of $x,xxx.xx.	The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Loan is in bankruptcy. The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx. The foreclosure was started in xx and the lis pendens (xx) was filed on xx with the case#xx Foreclosure sale (xx) was scheduled on xx. File was put on hold due to borrower had filed bankruptcy on xx with the case#xx. This bankruptcy case was dismissed on xx. As per comment dated x/xx/xxxx, the sale was scheduled on xx. Foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with case#xx on xx. According to collection comment, no damages or repairs have been found
Foreclosure Comments:The foreclosure was started in xx and the lis pendens (xx) was filed on xx/xx/xxxx with the case#xx. Foreclosure sale (xx) was scheduled on xx. File was put on hold due to borrower had filed bankruptcy on xx with the case#xx. This bankruptcy case was dismissed on xx. As per comment dated x/xx/xxxx, the sale was scheduled on xx. Foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with case#xx on xx.
Bankruptcy Comments:As perxx, the borrower had filed bankruptcy under chapter xx with case#xx on xx. POC was filed by xx in the secured claim amount of xx and an arrearage in the amount of $xx,xxx.xx. First amended plan was filed on xx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx,xxx.xx and regular payment will be paid in the amount of $xxx.xx monthly. This plan was confirmed on xx.	The loan modification agreement was made between xx borrower and xx (servicer) on x/x/xxxx with the new modified unpaid principal balance $xxx,xxx.xx. From UPB, the interest bearing amount was $xx,xxx.xx and the principal balance was deferred in the amount of $xx,xxx.xx. This deferred balance was eligible for forgiveness. x year annual review of payment history and forgiveness reduction calculation. The principal forgiven exceeds x% of modification amount. The interest bearing amount was $xx,xxx.xx with step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on x/x/xxxx. The step rate was in x steps ending at rate x.xx% and P&I will be $xxx.xx applicable from x/x/xxxx to maturity date x/x/xxxx.	Affiliated Business Disclosure Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 9/xx/2011   Tape Value: 8/xx/2016   Variance: -1796 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 9/xx/2016   Tape Value: 8/xx/2017   Variance: -334 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 9/xx/2017   Tape Value: 8/xx/2018   Variance: -334 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 4.500%   Variance: -0.500%   Variance %: -0.50000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Type:
Field: Payment History String   Loan Value: 000000000000000011111321   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 123111110000000000000000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "final HUd-1 is not signed by borrower."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is xx. As per HUD-1, settlement date is xx and Note date is xx."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1, settlement date is xx and Note date is xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39935818	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.250%	240	240	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx
The chain of assignment has been completed as current assignee is xx
No active judgments or liens found.
xxxx County Annual Taxes has been exempted.
No prior year delinquent taxes have been found.
Review of updated payment history as of xx/xx/xxxx shows the borrower is delinquent with the loan for x months. The last payment was made in the amount of $xxx.xx with the interest rate xx.xx% on xx/xx/xxxx which was due for xx/xx/xxxx. Next due date for regular payment is xx/xx/xxxx. Payment history shows current UPB as $xx,xxx.xx.	Collections Comments:The loan is currently in active bankruptcy.
Review of updated payment history as of xx/xx/xxxx shows the borrower is delinquent with the loan for x months. The last payment was made in the amount of $xxx.xx with the interest rate xx.xx% on xx/xx/xxxx which was due for xx/xx/xxxx. Next due date for regular payment is xx/xx/xxxx. Payment history shows current UPB as $xx,xxx.xx.
No foreclosure proceedings have been found in the servicing comments.
BPO report dated xx located at “xx” shows subject property has been occupied by owner and it appeared to be in axxge condition with no exterior repairs needed.

Update :-
No change.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER records, debtor “xx” had filed bankruptcy under xx. POC was filed by creditor xx on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx so there is no unsecured amount. The plan was confirmed on xx MFR has not filed yet. The date of last filing was xx	Not Applicable	Credit Application Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Lifetime Floor Percent Loan Value: 6.250% Tape Value: 3.500% |-xx-| 2.750% |-xx-| 2.75000% Comment: ARM lifetime floor is 6.250%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Current Legal Status is BK delinquent.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.25000%   Tape Value: 11.00000%   Variance: 0.25000%   Variance %: 0.25000%   Comment: Original Stated Rate 11.25%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of HUD-1 Cash Out.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $564.84 Variance: $-564.84 Variance %: -100.00000% Comment: Suspense Balance per Payment History $0.00. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed.
An Appraisal Report at the origination located at “xx” shows the type of subject property as a “Manufactured Home”. However, the Affidavit of Affixation is not available in the loan file. Neither ATLA 7 endorsement is incorporated with final title policy nor VIN# is available with the legal description of subject mortgage. Hence, it is unable to confirm whether subject property is affixed to the land."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Mississippi State and following State Disclosures are missing from loan file;
1) Notice to Cosigner
2) MO Collateral Protection Act Notice
3) Borrower's Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative Index Value is unable to be confirmed from supportive documents available in the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40245655	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,437.95	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	76.860%	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	724	721	43.462%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06-xx-2020	xx	Not Applicable	3.625%	xx	01-xx-2020	Financial Hardship	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on x/xx/xxxx in the amount of xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx
No active judgments or lien have been found against the borrower or subject property.

The annual combined taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per review of latest payment history as of x/xx/xxxx the loan is performing. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.
The loan modification agreement was made on xx/xx/xxxx with Fixed Amortization. The new principal balance is $xxx,xxx.xx. The borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment began from xx/xx/xxxx and to be ended with the maturity date of xx/xx/xxxx. However, the available Mod Agreement located at "Modification Agreement" is not executed by the borrower.

As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings. The subject property is owner occupied and no visible damages were reported.

At the time of loan origination borrower was working as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/x/xxxx with Fixed Amortization. The new principal balance is $xxx,xxx.xx. The borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment began from xx/x/xxxx that is to be ended with the maturity date of xx/x/xxxx.	Flood Certificate	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan was closed in 2016 and recently was repurchased. The borrower's income amount was used to qualify wasn't accurate and MI company rescinded the PMI coxxge."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower's ability to repay due to incomplete income documentation for last 2 years. The borrower's Income is not considered for DTI calculation since the borrower (Nicholas Espinoza) has been working with "Precision Pools" past 5 months and his Income was considered at origination from this job only.
The borrower has also been an "Owner (Self Employed)" since 1/xx/2012 till present & the entity is currently in active status but this self employed income was not considered at origination for DTI calculation. SOL expired. Downgraded to LVL 2."
																																																																																																								* Missing flood cert (Lvl 2) "The Flood Insurance Certificate is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40306554	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$292.53	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.230%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx, the subject mortgage was originated on xx.
Chain of assignment has not been completed. Currently, the mortgage is with xx.
There are x judgments in the total amount of $xx which were recorded on different dates and with different plaintiff’s.
Annual taxes for the year of xxxx have been due in the amount of $xxx.xx.
Annual taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. No records for bankruptcy have been found.
As per the comments, the foreclosure was initiated and the file was referred to an attorney on xx. No further details have been found. The FC was placed on hold.
The RFD is unable to be determined.
No damages have been found. No comments have been found stating the borrower’s income has been impacted by Cobid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is Conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxxxx% and a maturity date of x/xx/xxxx. The P&I as per payment history is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The tape reflects the loan was modified on xx and its maturity is xx. However, the loan modification agreement is missing from the loan file.	Credit Application Credit Report Origination Appraisal	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $2227.87 |-xx-| $-2227.87 |-xx-| -100.00000% Comment: However, the loan modification agreement is missing from the loan file. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 1/xx/2015   Variance:    Variance %:    Comment: However, the loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: However, the loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: However, the loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: However, the loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Comment: As per the Note, the P&I isxx.   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: However, the loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000014321110001000000   Tape Value: 000000000000000007654323   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 000000000010010100014444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000100011123410000000   Tape Value: 323456700000000000000000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 444410001010010000000000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 1169 (Days) Variance %: Comment: As per the mod, the maturity is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "Rate Spread Home Loan Test: FAIL

NC RSHL DTI Provided Test: FAIL
NC RSHL Documentation Type Test: FAI"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the DTI provided test. (NC HB 1817 Section 4(c) (SL2007-0352))
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan

This loan failed the documentation type test. (NC HB 1817 Section 4(c)(1), (c)(2) (SL2007-0352))
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* Property is Mobile Home (Lvl 4)     "Home is not affixed. An Appraisal Report at the origination is missing form the loan file. The tape shows the type of subject property as a mobile home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title shows separate assessment for land and improvements. However, the property inspection report dated 6/xx/2020 located at “xx”, shows that subject property type as “Manufacture home”.
A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation"	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file. The values are updated as per the tape."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40314182	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,314.94	12/xx/2023	xx	No	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	618	Not Applicable	97.238%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08-xx-2017	xx	xx	1.000%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. Chain of assignment has not been completed. Currently, the assignment is with the “xx. However, the correct assignment should be with the “xx”. No active liens and judgments have been found. First and second county installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx. First county installment taxes for the year of xxxx are due in the amount of $xxxx.xx which was due on xx/xx/xxxx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xx.xx and the interest rate of x.xx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xx.xx and the interest rate of x.xx%. The new UPB is reflected in the amount of $xx,xxx.xx.
The loan was modified on xx. As per the modified terms, the new principal balance is $xx,xxx.xx. The deferred principal balance is $xx,xxx.xx and the interest bearing amount is $xx,xxx.xx. The permanently forgiven amount is xx  The loan was modified in xx steps. The starting xx months are interest only payment. The borrower has promised to pay in the amount of $xx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx. The new maturity date is xx.
Foreclosure was initiated in xxxx and the complaint was filed on xx. Foreclosure was re-initiated in xxxx and the complaint was filed on xx with the case# xx. No further details have been found regarding foreclosure.
As per the comment dated xx/xx/xxxx, the borrower is active in forbearance plan for covid-xx. The comment dated xx/xx/xxxx shows the forbearance plan has been approved for xx months that began on xx/xx/xxxx till xx/xx/xxxx.
The subject property occupancy is unable to be determined. No damage and repairs have been found.

//Update- As per comment dated x/xx/xxxx, the fc was on hold because of bankruptcy. As per servicing comment dated x/xx/xxxx, the bk filed on xx with case number#xx. The POC refferral bar date xx.
As per comment dated x/xx/xxxx, hearing scheduled forxx.
As per comment dated x/xx/xxxx, the modification request entered on xx has been approved . The the total UPB in the amount of $$xx,xxx and interest rate x.x% with terms xxx and PI amount is $xxx.
As per  comment dated x/xx/xxxx, the judgment entered completed on xx. As per comment dated x/xx/xxxx, the sale date set on xx. No further details were provided.
Foreclosure Comments:Foreclosure was initiated in xxxx and the complaint was filed on xx. Foreclosure was re-initiated in xxxx and the complaint was filed on xx. No further details have been found regarding foreclosure. However, the de-acceleration letter is missing from the loan files.

//Update- As per  comment dated x/xx/xxxx, the judgment entered completed on xx and redemption period expires on xx. As per comment dated x/xx/xxxx, the sale date set on xx. No further details were provided. The FC is on hold due to bankruptcy.
Bankruptcy Comments:As per servicing comment dated x/xx/xxxx, the bk filed on xx with case number#xx. The POC refferral bar date xx.
As per comment dated x/xx/xxxx, hearing scheduled for xx.	The loan was modified on xx between the borrower xx. As per the modified terms, the new principal balance is $xx,xxx.xx. The deferred principal balance is $xx,xxx.xx and the interest bearing amount is $xx,xxx.xx. The permanently forgiven amount is $xxxx.xx. The loan was modified in xx steps. The starting xx months are interest only payment. The borrower has promised to pay in the amount of $xx.xx with an interest rate of x.xx% that began on xx/xx/xxxx. The new maturity date is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 614 |-xx-xx-254 |-xx-| -41.36807% Comment: verified Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $31867.16   Tape Value: $36363.33   Variance: $-4496.17   Variance %: -12.36457%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 7/xx/2022   Variance:    Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 5/xx/2020   Variance: 1312 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: verified   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Comment: verified   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 004444444444444444444444   Tape Value: 333210001111000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444400   Tape Value: 000111100032333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: verified Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per final application, the total monthly income is $3000.00 and the total monthly expenses are $2917.13. However, the DTI exceeds 97.238%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40415144	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,890.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	13.096%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/xx/2014	xx	Not Applicable	6.500%	xx	01/xx/2014	Financial Hardship	The Updated title report dated xx/xx/xxxx shows that the mortgage was originated on xx The chain of the assignment has been completed. The current assignment is with xx. There are two credit card judgments in the amount of $xx and $xx in favor of xx. The current ownership is vested in the name of xx (borrower). The 1st and 2nd installment taxes of the year of xxxx have been due in the amount of $xxxx.xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent with the loan for x months. The last payment received is unavailable, the payment applied date was x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in collection. The reason for default is unable to be determined. The property is owner occupied. The borrower is currently delinquent with the loan for x months. The last payment received is unavailable, the payment applied date was x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The loan modification agreement was made on xx The borrower promises to pay the new UPB in the amount of xx with the annual interest rate of x.xxx% and the modified P&I is in the amount of $x,xxx.xx beginning from xx till the maturity date xx The loan was modified once. The reason for default was unable to determine. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/xxxx. The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx, with the interest rate of x.xxx% and the modified P&I is in the amount of $x,xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx. The loan was modified once.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 607 |-xx-xx-247 |-xx-| -40.69192% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is reo active is not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: Unavailable   Tape Value: 3/xx/2020   Variance:    Variance %:    Comment: last payment received date is unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 333332132110000000000000   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444444444444444 Tape Value: 000000000000011231233333 Variance: Variance %: Comment: Payment history string reversed is 444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test and the TILA foreclosure rescission finance charge test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is $274,954.00. The disclosed finance charge of $274,696.05 is not considered accurate because it is understated by more than $100. The finance charge is $274,954.00. The disclosed finance charge of $274,696.05 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40533624	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.980%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05-xx-2017	xx	Not Applicable	6.000%	xx	01-xx-2017	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and which was recorded on xx with the instrument #xx in the amount of xx with xx
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx However; it should be with xx
Active liens and judgments against the borrower:
Junior mortgage was originated on xx and which was recorded on xx with the instrument xx in the amount of xx with xx
Junior mortgage was originated on xx and which was recorded on xx with the instrument xx in the amount of xx with xx
Civil judgment against the borrower was recorded on xx in the amount of xx in favor of xx
State tax lien against the borrower was recorded on xx in the amount of xx in favor of xx
Property tax details are to follow.
According to the payment history as of x/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in Collections. According to the payment history as of x/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx.
The loan was modified on xx between the borrower xx
As per the comment dated x/xx/xxxx, the reason for default is unemployment.
As per the BPO report dated x/xx/xxxx and located at “xx”, the subject property is owner-occupied with axxge condition. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under Chapter-xx with the case# xx on xx The schedule D of Voluntary Petition does not show any unsecured portion. There is no comment indicating a cram-down. The plan was discharged on xx and the case was terminated on xx	The loan was modified on x/x/xxxx between the borrower xx and xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with an interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from x/x/xxxx. The maturity date as per modification is xx/x/xxxx. The balloon payment is due on the maturity date is in the amount of $xx,xxx.xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: As per the PACER documents the borrower had filed bankruptcy. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment: The current legal status is Collections.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1150.32   Variance: $-1150.32   Variance %: -100.00000%   Comment: There is no any deferred balance.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -4 (Days)   Variance %:    Comment: The Note reflects the first payment date is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The current legal status is Collections.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Note reflects the original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: xx Comment: Appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.98000%   Tape Value: 6.00000%   Variance: 0.98000%   Variance %: 0.98000%   Comment: The Note reflects the original stated rate is 6.9800%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: Final HUD 1 is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: Final application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Not Applicable Tape Value: Yes Variance: Variance %: Comment: No evidence has been found. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40625655	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,979.72	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.510%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	489	502	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2011 12:00:00 AM	xx	xx	10.510%	xx	01-xx-2011	Financial Hardship	The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with xx, which was recorded on xx
The chain of the assignment has been completed. Currently the assignment is with xx, which was recorded on xx
No active judgments or liens have been found.
The county taxes of xxxx are due in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the tape of the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The present status of the loan is in performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the tape of the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
As per comment history dated x/xx/xxxx, the reason for default is curtailment of income.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement made between borrower xx and xx (“Lender”) on xx. As per the modified term, the new principal balance was $xxx,xxx.xx. The borrower promised to pay $x,xxx.xx monthly with modified interest rate of x.xxx% beginning from xx with a maturity date of xx	Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Yes. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is No   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000111110000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000011111000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Comment: Maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl 2) "The final application/1003 is missing from the loan file."
* Credit Score for borrower is less than 500 (Lvl 2)     "Borrower's credit score is less than 500."
* Missing Appraisal (Lvl 2)     "The appraisal is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40734388	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,190.36	12/xx/2023	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	35.151%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04-xx-2014	xx	Not Applicable	4.625%	xx	01-xx-2014	Financial Hardship	According to the updated title report dated xx
The chain of assignment has been completed. The last assignment is from xx
No active judgments or liens found.
The 1st and 2nd county taxes for the year xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per the payment history as of xx/xx/xxxx, the borrower is delinquent from x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan is in the foreclosure.
As per the payment history as of xx/xx/xxxx, the borrower is delinquent from x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
The loan was modified once since origination. This modification agreement was made between xx. As per the modified term, the new principal balance is xx The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx % beginning from xx
The foreclosure was initiated in xx. The complaint was filed on xx. The judgment amount is xx The foreclosure sale date was scheduled on xx  However, the foreclosure was put on hold due to court delay. The foreclosure was re- initiated in xx and the file was referred to an attorney on xx The complaint was filed on xx with the case#xx. However, the De-acceleration letter is missing from the loan files.
The borrower did not file bankruptcy yet.
As per the comment dated xx the reason for default is excessive obligation. No details have been found regarding covid-xx.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx. The complaint was filed on xx with the case#xx. The judgment amount is xx. The foreclosure sale date was scheduled on xx.  However, the foreclosure was put on hold due to court delay. The foreclosure was re- initiated in xx and the file was referred to an attorney on xx and the service was completed on xx However, the De-acceleration letter is missing from the loan files.
Bankruptcy Comments:Not Applicable	The loan was modified once since origination. This modification agreement was made between Lender xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx % beginning from xx	Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 580 |-xx-xx-220 |-xx-| -37.93103% Comment: As per modification the amortized terms are 360 month. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan doesn't have any balloon payment.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 3xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xxTape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40759952	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,930.42	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.836%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	34.372%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx for the amount of xx which was recorded on xx
Chain of assignment has been completed. Currently, the assignment is with the “xx.
No active liens and judgments have been found.
First and second installment county taxes for the year of xxxx are due in the amount of $xxxx.xx and $xxxx.xx which was due on xx/xx/xxxx and xx/xx/xxxx.
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy details have been found.
The loan has not been modified since origination.
The subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Required State Disclosures	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $15.00 |-xx-| $-15.00 |-xx-| -100.00000% Comment: Deferred principal balance is $0.00. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure activity has been found.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
TILA Finance Charge Test: Loan data: $91,027.54, Comparison data: $97,033.17, Variance data: -$6,005.63
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $97,033.17. The disclosed finance charge of $91,027.54 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: Loan data: $91,027.54, Comparison data: $97,033.17, Variance data: -$6,005.63
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $97,033.17. The disclosed finance charge of $91,027.54 is not considered accurate for purposes of rescission because it is understated by more than $35.TILA Finance Charge Test: Loan data: $91,027.54, Comparison data: $97,033.17, Variance data: -$6,005.63
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40885094	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,697.60	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	80.756%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10-xx-2013	xx	xx	4.000%	xx	01-xx-2014	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx with the lender xx
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx However, the assignment is missing to xx. There is a break in assignment from xx
No active liens and judgments have been found.
The annual combined taxes of xxxx have been paid in the total amount of xx
No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/xx/xxxx. The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx. This modification agreement was made between Lender xx and Borrower xx on xx The loan has been modified twice since origination. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx and Borrower xx on xx/xx/xxxx. As per the modified term the new principal balance is $xxx,xxx.xx, interest bearing in the amount of $xx,xxx.xx with deferred balance in the amount of $xxx,xxx.xx. The borrower promised to pay $xxx.xx monthly with modified interest rate of x.xxx % beginning from x/x/xxxx with a maturity date of xx/x/xxxx. The loan has been modified twice since origination.	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Legal Status Loan Value: Collections Tape Value: Payment Plan |-xx-| |-xx-| Comment: Collections. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $143797.23   Tape Value: $0.00   Variance: $143797.23   Variance %:    Comment: $143797.23.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2013   Tape Value: 1/xx/2014   Variance: -27 (Days)   Variance %:    Comment: 12/xx/2013.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 12/xx/2032 Tape Value: 2/xx/2049 Variance: -5906 (Days) Variance %: Comment: 12/xx/2032. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 is available in the loan file which is located at 'xx'. However, some points and fees are hand written."	* DTI > 60% (Lvl 2) "As per 1003 dated xx the total monthly income is in the amount of $3,066.23 and the total monthly expenses are in the amount of $2,476.16. Hence, DTI exceeds 60%."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.Mortgage Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative Mortgage Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.New York Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by all borrowers."
																																																																																																								* TIL not hand dated (Lvl 2) "The final Truth in Lending is not and dated by all borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40899628	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,247.07	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	46.863%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx for the amount of xx which was recorded on xx
No assignment found, However, the subject mortgage is with the original lender xx

The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
Annual combined taxes for the year of xxxx have been paid in the amount of xx
No prior year’s delinquent taxes have been found.
According to the latest payment history as of x/xx/xxxx, the loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx % and P&I is $xxx.xx.
Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xxx,xxx.xx.
Collections Comments:The collection comment as of x/xx/xxxx reflects that the borrower is performing with the loan. The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx % and P&I is $xxx.xx.
The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
The collection comment does not reflect the subject property has been type and the property condition. Also the latest BPO report is not available in the loan file.The collection comment does not reflect any information regarding the employment details nor the latest document.  However, as per the xxxx the borrower has been employed at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: Original CLTV Ratio percent xx Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Note reflects date as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0. Base Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: The loan is refinance. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Missing document tracking information for Revised LE dated xx Loan is failing TRID timing due to revised LE dated xx was signed on xx Document tracking information was not found in file. Since receipt date is greater than 3 days after issue date the loan is failing for TRID timing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Missing document tracking information for Revised LE dated xx Loan is failing TRID timing due to revised LE dated xx was signed on xx Document tracking information was not found in file. Since receipt date is greater than 3 days after issue date the loan is failing for TRID timing.  This loan has failed FHA QM Rebuttable Presumption Test. The points and fees exceed the HUD qualified mortgage points and fees threshold due to one of the following: ( 12 CFR §203.19 ) The loan amount is xx or more, and the transaction's total points and fees is xx which exceeds 3 percent of the total loan amount of xx  This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for FHA QM safe Harbor threshold test. The subject loan is escrowed one. FHA Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.858%    Allowed: 6.420%    Under by: -0.562%"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed Bona Fide Discount Points Test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as xx Calculated Finance Charge is xx for an over disclosed amount of xx Reason for Finance Charge under disclosure is unknown."
* FHA Disclosure (Lvl 3)     "Informed Consumer Choice Disclosure & For your Protection Disclosure are missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Repurchased loan due to being Uninsurable and FHA Seasoning not being met.  Subject loan is a refinance in xx  Borrower purchased property in xx months seasoning requirement from case assignment after initial purchase was not met. The lesser of the purchase price $91,500 on 4/xx/2017 and the appraised value used at $175k should have been used for LTV/CLTV calculations."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, this loan is not failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA MIC missing in loan file."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.863% as the Borrower income was $2,024.26 and total expenses are in the amount of $948.63 per Calculations. AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible.” Loan was approved at a DTI of 46.70%. SOL expired. Downgraded to LVL 2."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41036382	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,119.72	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	50.274%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	6.000%	xx	01-xx-2017	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and was recorded on xx in the amount of xx with xx with xx

 The chain of assignment has not been completed; currently the assignment is with originated lender xx. However, it should be with xx

There is a junior mortgage against the subject property active in the favor of xx in the amount of xx recorded on xx with xx

There are no active lien and judgments against the borrower.
Annual county taxes for the year of xxxx are paid on xx in the amount of xx
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history tape data is in the amount of $xxx,xxx.xx.	Collections Comments:As per comment history, the loan is in collection.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history tape data is in the amount of $xxx,xxx.xx.
The reason for default is unable to be determined from available servicing comments.
There is no evidence has been found of damage or repairs in the latest servicing comments.
No foreclosure activity has been found.
There is no evidence has been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding Covid-xx impact in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed Bankruptcy under chapter-xx on xx with the xx. The case was discharged on xx and got terminated on xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx	According to the modification, the loan was modified on xx/xx/xxxx between the borrower xx and the lender xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. The maturity date as per modification is xx/xx/xxxx. The interest-bearing amount is $xxx,xxx.xx. There are no deferred balances and principal forgiven amount.
The prior modification was done on xx/xx/xxxx.
Affiliated Business Disclosure Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: The Bankruptcy case was discharged on xx and got terminated on xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2017   Tape Value: 1/xx/2017   Variance: -12 (Days)   Variance %:    Comment: As per modification agreement, the last modified on 01/xx/2017. However, the tape data reflects on 01/xx/2017.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no foreclosure.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report, original standard LTV is xx However, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.37500%   Tape Value: 6.00000%   Variance: 0.37500%   Variance %: 0.37500%   Comment: As per note, originally stated rate is 6.37500%. However, the tape data reflects 6.00000%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per loan application, the purpose per application is Construction/ Permanent.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: As per loan application, the purpose per application is Construction/ Permanent. However, the tape data reflects Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41078174	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,612.27	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	65.740%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09-xx-2017	xx	Not Applicable	4.875%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx
The chain of assignment has been completed. Currently, the assignment is from xx
No active liens and judgments have been found.
Annual town, county and school taxes for the year xxxx are paid in the total amount of $xxxx.xx.No prior delinquency has been found.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current &I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current &I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
The borrower is making the payments as per the unexecuted modification which is located at “xx. The modification agreement was made between the borrower xx. As per the modified terms, the new principal balance is xx The borrower has promised to pay in the amount of xx with an interest rate of x.xxx% beginning on xx till new maturity date of xx
The borrower did not file bankruptcy yet.
No foreclosure activity has been found.
As per the comment dated xx/xx/xxxx, the borrower is loss income. The comment dated xx/xx/xxxx stated that the reason for default is curtailment of income. No further details have been found regarding covid-xx.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The borrower is making the payments as per the unexecuted modification which is located at xx”. The modification agreement was made between the borrower xx As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx till new maturity date of xx	Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 180 Tape Value: 265 |-xx-xx-85 |-xx-| -32.07547% Comment: Amortization term months (CE,S&P) is 180. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test.
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Pennsylvania license validation test."
* DTI > 60% (Lvl 2)     "The total monthly income is xx and the total monthly expenses are xx However, the DTI exceeds xx
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41117071	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,009.53	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.450%	238	238	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	24.486%	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	5/xx/2016 12:00:00 AM	xx	Not Applicable	6.000%	xx	5/xx/2016 12:00:00 AM	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. There are liens and judgment open as follows: There are five Municipal Claim for Street Lighting (municipal lien) open against the subject property in the favor of xx in the total amount of $xx which were recorded on xx. There is a civil judgment open against the borrower in the favor of xx.	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.x%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is in bankruptcy. The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.x%. The current unpaid principal balance is in the amount of $xx,xxx.xx. According to the xx had filed bankruptcy under chapter-xx with the xx on xx. POC was filed by xx, in the secured claim amount of xx and an arrearage in the amount of xx Amended chapter xx plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx. The foreclosure was started xxxx and the lis pendens xx was filed on xx with the xx. Later on sheriff sale xx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case xx. Currently, this bankruptcy case is active. Sheriff sale xx. No further details have been found.

Update:
The current status of the is bankruptcy.
As per the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current balance is xx.
As per the collection comment dated x/xx/xxxx, the borrower suffered economic hardship due to COVID-xx. Further details not provided.
As per the review of the latest collection comments, the foreclosure was initiated and the foreclosure judgment was entered on xx As per the collection comment dated x/xx/xxxx, the foreclosure sale date wash scheduled for xx The sale was previously scheduled for xx but it was canceled due to the bankruptcy and now the FC sale was scheduled for xx. As per the collection comment dated x/xx/xxxx, the foreclosure was canceled due to the bankruptcy filed by the borrower on xx. Further details not provided.
No comments related to occupancy and the current condition of the subject property have been found. CCs do not show any damage.

Foreclosure Comments:The foreclosure was started xxxx and the lis pendens xx was filed on xx with the xx. Later on sheriff sale xx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the xx. Currently, this bankruptcy case is active. Sheriff sale xx. No further details have been found.

Update:
As per the review of the latest collection comments, the foreclosure was initiated and the foreclosure judgment was entered on x/xx/xxxx. As per the collection comment dated x/xx/xxxx, the foreclosure sale date wash scheduled for x/xx/xxxx. The sale was previously scheduled for xx/xx/xxxx, but it was canceled due to the bankruptcy and now the FC sale was scheduled for xx. As per the collection comment dated x/xx/xxxx, the foreclosure was canceled due to the bankruptcy filed by the borrower on xx. Further details not provided.

Bankruptcy Comments:According to the xx.ominic Jerome Baracani (borrower) had filed bankruptcy under chapter-xx with the case#xx-xxxxx on x/xx/xxxx. POC was filed by Branch Banking and Trust on x/xx/xxxx, in the secured claim amount of $xx,xxx.xx and an arrearage in the amount of $xx,xxx.xx. Amended chapter xx plan was filed on x/xx/xxxx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xxx.x and regular payment will be paid directly to creditor. This plan was confirmed on x/xx/xxxx.

Update:
As per the collection comment dated x/xx/xxxx, the prior bankruptcy case#xx-xxxxx was dismissed on xx/xx/xxxx and case#xx-xxxxx was dismissed and terminated on x/xx/xxxx. As per the collection comment dated x/xx/xxxx, the foreclosure was held due to the bankruptcy filed by the borrower on x/xx/xxxx with case#xx-xxxxx. The bankruptcy is active.
The loan modification agreement was made on x/xx/xxxx with the new modified unpaid principal balance is $xx,xxx.xx. The interest bearing amount was $xx,xxx.xx with interest rate x.xx% and the modified P&I was $xxx.xx. The first modified payment due date was x/xx/xxxx and the maturity date will be x/x/xxxx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 238 Tape Value: 331 |-xx-xx-93 |-xx-| -28.09667% Comment: N/A Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: 8/xx/2022   Tape Value: 6/xx/2019   Variance: 1158 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Unavailable   Tape Value: 5/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2016   Tape Value: 5/xx/2016   Variance: 12 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2017   Variance: 2446 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 238   Tape Value: 151   Variance: 87   Variance %: 57.61589%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $65597.06   Tape Value: $65597.00   Variance: $0.06   Variance %: 0.00009%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.45000%   Tape Value: 6.00000%   Variance: 2.45000%   Variance %: 2.45000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004444444444444444444   Tape Value: 33333333333B333333333333   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444400000   Tape Value: 333333333333B33333333333   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: 10/xx/2016   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 1/xx/2029 Tape Value: 1/xx/2029 Variance: -15 (Days) Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to
This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test
This loan failed the Pennsylvania license validation test.
This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test.
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41199965	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$616.28	08/xx/2020	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	57.769%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	2.750%	xx	01-xx-2017	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that subject mortgage xx.
The chain of assignment has been completed.
No active liens and judgments have been found.

The combined taxes are paid on xxxx in the amount of $xxx.xx.
No prior delinquent taxes have been found

According to the payment history as of xx/xx/xxxx,the borrower is currently delinquent for xx months. The last payment was receiveed date is x/xx/xxxx.The payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments: As per collection comment the loan is in the active bankruptcy.
According to the payment history as of xx/xx/xxxx,the borrower is currently delinquent for xx months. The last payment was receiveed date is x/xx/xxxx.The payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of xx.
As per  collection comments,  the foreclosure was initiated. As per collection comments, the foreclosure was initiated. The file was referred to attorney. The complaint was filed.on  x/xx/xxxx.The step sale was scheduled on x/xx/xxxx.However, the foreclosure was put on hold due to borrower had filed bankruptcy.No further details have been found.

Updated:
The loan is in foreclosure.
As per the servicing comment dated xxxx/xxxx, the borrower had filed the bankruptcy under chapter xx with xx. As per the servicing comment dated xx/xx/xxxx, the bankruptcy was discharged xx.
The foreclosure was initiated in xxxx. As per the servicing comment dated xx/xx/xxxx, the foreclosure sale was scheduled for xx and as per the servicing comment dated xx/xx/xxxx the sale was postponed. Further details were not provided.

Foreclosure Comments:As per  collection comments,  the foreclosure was initiated. As per collection comments, the foreclosure was initiated. The file was referred to attorney. The complaint was filed.on xx.The step sale was scheduled on xx.However, the foreclosure was put on hold due to borrower had filed bankruptcy.No further details have been found.
Bankruptcy Comments: According to the xx, the borrowers xx had filed bankruptcy under chapter- xx with the xx.The plan was confirmed on xx/xx/xxxx.The POC was filed on xx, the POC amount is xx and the arrearage amount is $xx,xxx.xx.The motion was filed on xx/xx/xxxx. No further details have been found	This modification agreement was made between Lender xx and Borrower xx on x/x/xxxx.As per the modified term the new principal balance is xx, interest bearing in the amount of $xxx,xxx.xx with deferred balance in the amount of $x,xxx.xx.The borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx % beginning from x/x/xxxx with a maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure is Yes   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $1329.51   Tape Value: $1296.51   Variance: $33.00   Variance %: 2.54529%   Comment: Deferred principal per ph is $0.00   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: Not Applicable   Tape Value: 5/xx/2017   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: 5/xx/2017   Variance:    Variance %:    Comment: First Rate change date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 5/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potentila? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 5/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: Purpose per Application is refinance   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 4/xx/2022   Tape Value: 4/xx/2057   Variance: -12784 (Days)   Variance %:    Comment: Stated Maturity date is 4/xx/2022   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $408.52 Variance: $-408.52 Variance %: -100.00000% Comment: Suspense Balnace per Payment history is $0.00 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1is missing , however Estimated HUD-1 and Itemization is from the loan file."
* Missing credit report (Lvl 3) "Missing Credit Report from the loan package."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41220726	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$460.40	12/xx/2023	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.230%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	11.350%	xx	01-xx-2019	Financial Hardship	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.
No active judgments or lien have been found against the borrower or subject property.

The annual combined taxes of xxxx have been paid in the total amount of $xxx.xx.
No prior year delinquent taxes have been found.
As per vesting deed which was recorded on x/xx/xxxx under Bk/Pg#xx owners of property were “xx”. As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated by “xx” on xx and it was recorded on xx under Bk/Pg# xx. As per death certificate located at “xx” the co-owner “xx” had deceased on x/xx/xxxx hence the loan was originated by single owner xx. However, the latest updated title report still reflects current ownership in the name of xx but th	As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making is monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of xx.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current UPB reflected is in the amount of $xx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx.
Collections Comments:As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making is monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of xx.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current UPB reflected is in the amount of $xx,xxx.xx.

The loan has been modified once since origination. The latest modification agreement was made on xx with step amortization. The new principal balance is $xx,xxx.xx. The lender agreed to forgive the principal in the amount of $xx,xxx.xx which exceeds x% of modified principal balance. The rate was started from xx.xxx% with P&I $xxx.xx. The first payment had begun from xx/xx/xxxx and ends with the maturity date of x/xx/xxxx. The rate changes in x steps ending at xx.xxx% and P&I $xxx.xx.

The debtor “xx” had filed bankruptcy under ch#xx with case# xx on xx and the plan was confirmed on xx. Schedule D of Voluntary Petition dated xx shows that amount of claim without deduction value of collateral is $xxx,xxx.xx and value of property is $xx,xxx.xx; therefore the unsecured portion is $xx,xxx.xx. The POC was filed by subject creditor on xx with the claim amount of $xxx,xxx.xx and amount of arrears are $xxxx.xx.  However, the POC was amended on xx with same claim amount but arrears in the amount of $xx,xxx.xx. As per plan dated xx the debtor shall pay $x,xxx.xx monthly to the subject creditor. The bankruptcy was dismissed on xx for failure to make monthly payments and the case was terminated on xx.

As per review of documents and servicing comments the foreclosure proceedings were initiated on property. The complaint was filed on xx with case# xx. As per comment dated x/xx/xxxx the file was placed on hold for loan modification review. As per comment dated x/xx/xxxx the sale was scheduled on xx canceled due to loss mitigation. The loan was modified on xx. As of xx/xx/xxxx the loan is performing. The comment dated x/xx/xxxx states that the foreclosure was stopped. No further details have been found regarding foreclosure proceedings.

Foreclosure Comments:As per review of documents and servicing comments the foreclosure proceedings were initiated on property. The complaint was filed on xx with case# xx. As per comment dated x/xx/xxxx the file was placed on hold for loan modification review. As per comment dated x/xx/xxxx the sale was scheduled on xx canceled due to loss mitigation. The loan was modified on xx/xx/xxxx. As of xx/xx/xxxx the loan is performing. The comment dated x/xx/xxxx states that the foreclosure was stopped. No further details have been found regarding foreclosure proceedings.
Bankruptcy Comments:The debtor “xx” had filed bankruptcy under ch#xx with case# xx on xx and the plan was confirmed on xx. Schedule D of Voluntary Petition dated xx shows that amount of claim without deduction value of collateral is $xxx,xxx.xx and value of property is $xx,xxx.xx; therefore the unsecured portion is $xx,xxx.xx. The POC was filed by subject creditor on xx with the claim amount of $xxx,xxx.xx and amount of arrears are $xxxx.xx. However, the POC was amended on xx with same claim amount but arrears in the amount of $xx,xxx.xx. As per plan dated xx the debtor shall pay $x,xxx.xx monthly to the subject creditor. The bankruptcy was dismissed on xx for failure to make monthly payments and the case was terminated on xx.	The loan has been modified once since origination. The latest modification agreement was made on xx with step amortization. The new principal balance is $xx,xxx.xx. The lender agreed to forgive the principal in the amount of $xx,xxx.xx which exceeds x% of modified principal balance. The rate was started from xx.xxx% with P&I $xxx.xx. The first payment had begun from xx/x/xxxx and ends with the maturity date of xx. The rate changes in x steps ending at xx.xxx% and P&I $xxx.xx.	Credit Application	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK was filed by subject creditor in xx
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was initiated on 5/xx/2019 and closed on 8/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: updated as per review of latest mod.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: updated as per review of latest mod.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 10/xx/2019   Tape Value: 10/xx/2024   Variance: -1827 (Days)   Variance %:    Comment: updated as per review of latest mod.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 11.350%   Tape Value: 12.230%   Variance: -0.880%   Variance %: -0.88000%   Comment: updated as per review of latest mod.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000001   Tape Value: 000000000000009999999999   Variance:    Variance %:    Comment: updated as per review of pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000000000000000000000   Tape Value: 999999999000000000000000   Variance:    Variance %:    Comment: updated as per review of pay history   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "CE Risk Indicator is Significant as this loan failed the documentation type test, the DTI provided test and the NC rate spread home loan test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the documentation type test. (NC HB 1817 Section 4(c)(1), (c)(2) (SL2007-0352)) The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification. PLEASE NOTE: This result is not a determination that the lender analyzed the obligor's ability to repay a rate spread home loan based on the obligor's credit history, current and expected income, current obligations, employment status, and other financial resources other than the obligor's equity in the real property that secures repayment of the loan. See Legislative Summary Alert (below) for full repayment ability requirements.

This loan failed the DTI provided test. (NC HB 1817 Section 4(c) (SL2007-0352)) The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan. PLEASE NOTE: This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums. See Legislative Summary Alert (below) for full repayment ability requirements.

																																																																																																								This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41352937	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,135.42	12/xx/2023	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	682	Not Applicable	29.483%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	4.170%	xx	4/xx/2020 12:00:00 AM	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

 The chain of assignment has been completed; currently the assignment is with xx.

There is senior mortgage against the subject property which was originated on xx.

There are xx “notice of assessment liens for HOA” against the subject property in the favor of xx.

There are x multiple judgments against the borrower in the favor of xx.

4th installment of combined taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per comment history, the loan is in payment plan.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per comment history and updated title report, the foreclosure was initiated and the file was referred to an attorney on xx. However, the foreclosure put on hold due to loss mitigation. No further details have been found.
As per comment dated xx/xx/xxxx, the servicer provided xx months trial payment plan to the borrower which was started from xx/xx/xxxx to xx/xx/xxxx in the monthly amount of $xxx.xx. If borrower successfully completed trial plan then borrower provided permanent modification plan to the borrower. However, the comment dated xx/xx/xxxx, the xst and xnd trial payment received. Comment dated xx/xx/xxxx, the xrd trial payment received. The permanent modification was pending for notary issue. No further details have been found.
There is no evidence has been found regarding bankruptcy in the latest servicing comments.
As per comment dated xx/xx/xxxx, the reason for default is Incarceration.

As per comment dated xx/xx/xxxx, the current occupancy of subject property is occupied by owner. There is no evidence has been found of damage or repairs in the latest servicing comments.
The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:As per comment history and updated title report, the foreclosure was initiated and the file was referred to an attorney on xx. However, the foreclosure put on hold due to loss mitigation. No further details have been found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower xx with the new modified unpaid principal balance $xx,xxx.xx, In addition to this the servicer agrees to forgive $xx,xxx.xx. The interest bearing amount was $xx,xxx.xx with interest rate x.xxx% and the modified P&I was $xxx.xx. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. The modification agreement has four steps of interest rate starting from x.xxx% to x.xxx%	Missing Required State Disclosures Mortgage Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 583 |-xx-xx-223 |-xx-| -38.25042% Comment: As per modification agreement, amortization terms are 360 months. However, the tape data reflects 583 months Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: There is no balloon payment.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure put on hold due to loss mitigation.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, the loan amortization type is Step. However, the tape data reflects fixed type.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 583   Variance: -223   Variance %: -38.25042%   Comment: As per modification agreement, loan original maturity terms are 360 months. However, the tape data reflects 583 months   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 8/xx/2023   Tape Value: 7/xx/2023   Variance: 31 (Days)   Variance %:    Comment: As per modification agreement, the mod step 1 date is 8/xx/2023. However, the tape data reflects on 7/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 8/xx/2024   Tape Value: 7/xx/2024   Variance: 31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 8/xx/2025   Tape Value: 7/xx/2025   Variance: 31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000000000000000000000   Tape Value: 999999999876543210000000   Variance:    Variance %:    Comment: As per payment history string is444444444444444444000000. However, the tape data reflects string is 99999999987654321000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000010   Tape Value: 000000012545678999999999   Variance:    Variance %:    Comment: As per payment history string reversed is 000000444444444444444444. However, the tape data reflects string is 0000000125456789999999.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 29.654%   Tape Value: 2948.000%   Variance: -2918.346%   Variance %: -2918.34600%   Comment: As per 1003, the Post-close DTI is 29.654%. However, the tape data reflects 2,948.000%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: As per 1003 application report, the purpose of refinancing is Cash Out -Other. However, the tape data reflects Debt Consolidation.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per HUD-1, the purpose of the transaction is Cash Out. However, the tape data reflects Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL
Loan Data $900.00, Comparison Data $0.00, Variance +$900.00
Fees included.
Processing Fee $300.00
Underwriting Fee $475.00
Document Preparation Fee $125.00
This loan failed the prohibited fees test. (N.J.S.A. §17:11C-74, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $25.00 to cancel the mortgage; and
9 fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
1 overnight delivery, messenger, fax, and other special delivery fees;
2 flood certification fees;
3 pest inspection or certification fees;
4 final inspection fee;
5 outside counsels' fees as permitted by N.J.S.A. §46:10A-6;
6 certified check fees;
7 credit report and appraisal update fees;
8 not more than one-year of mortgage insurance premiums;
9 survey fees;
10recording fees;
11title and title search fees, including title insurance premiums;
12taxes;
13tax service fees;
14radon test fees;
15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
																																																																																																								11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41529489	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.280%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	646	687	45.563%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	5.290%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and was recorded on xx under instrument# xx with “xx” borrower and lender xx for the amount of xx

The chain of assignment has been completed. Currently, the assignee is “xx”.

No active judgments/liens have been found against the borrower/subject owner.
No, any prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:xx

As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
No evidences have been found regarding bankruptcy case and foreclosure process.
The latest inspection report (xx) dated xx shows that subject property is occupied and no estimated repairs are found.
The comment dated x/xx/xxxx shows that reason for default is decrease in hours from work. The loan was modified on xx with new principal balance of $xxx,xxx.xx and the new interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx to the new maturity date of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of $xxx,xxx.xx and the new interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx to the new maturity date of xx	Affiliated Business Disclosure Missing Required State Disclosures	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 5.290%   Tape Value: 6.280%   Variance: -0.990%   Variance %: -0.99000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000005433211004333322   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 223333400212334500000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx State and required disclosure Choice of Insurance Agent is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41588673	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$115.09	$1,229.59	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.180%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2012 12:00:00 AM	xx	xx	11.680%	xx	11/xx/2012 12:00:00 AM	Financial Hardship	Updated Title report dated xx/xx/xxxx shows subject mortgage loan was originated between xx.
There is a prior mortgage active on the property originated onxxwith lender xx for the amount of $xx and recorded on xx.
Also, there is one IRS lien active against borrower, xx filed by xx in the amount of $xx, recorded on xx.

Property Tax Status:
Property taxes for the year xxxx in the amount of $xxxx.xx are paid on x/xx/xxxx. However, the balance of $xxx.xx is past due.  The xxxx county taxes in the amount of $xxxx.xx are due on x/xx/xxxx.

Pay history as of xx/xx/xxxx shows loan is current and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx and applied to the x/xx/xxxx due date, The current unpaid principal balance per tape data is $xxx,xxx.xx and the rate of xx.xx%. The principal and interest payment is $x,xxx.xx with a PITI amount of $x,xxx.xx.	Collections Comments:Pay history as of xx/xx/xxxx shows loan is current and is next due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx. The current unpaid principal balance is $xxx,xxx.xx at the rate of xx.xx%.
As per collection comment dated x/xx/xxxx, the borrower was not impacted by the Covid xx.
No evidence of foreclosure was found in the recent xx months of collection comments.
No evidence of damage or repair to the subject property was found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was last modified on xx with new UPB of $xxx,xxx.xx and deferred amount of $x,xxx.xx. The first modified payment due date is xx/xx/xxxx. The principal and interest payment is $x,xxx.xx at interest rate of xx.xx%.	Credit Application Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $6513.83 Tape Value: $9267.90 |-xx-| $-2754.07 |-xx-| -29.71622% Comment: The deferred balance audit value is from the modification dated 2012 Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: Daily   Tape Value: 30/360   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 412   Variance: -52   Variance %: -12.62135%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Comment: Tape data input error   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Comment: Tape data input error   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Tape data input error   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000221111   Tape Value: 010000011001001100000000   Variance:    Variance %:    Comment: Pay string history as of 10/xx/2020 is 010000011001   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111122000000000000000000   Tape Value: 000000001000100110000010   Variance:    Variance %:    Comment: Pay string history reversed as of 10/xx/2020 is 100110000010   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: $117881.12 Tape Value: $111367.29 Variance: $6513.83 Variance %: 5.84896% Comment: Audit vavlue principal balance is the premod balance of $117,881.12 before the deferredamount of $6,513.83 is decuted for the final Interest bearing amount of $111,367.29. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "Compliance is significant due to failure of following tests.
1. This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation.
2. This loan failed the DTI provided test. (NC HB 1817 Section 4(c) (SL2007-0352))
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
FAIL
The loan exceeded the modified HMDA APR threshold.
The difference between the greater of the disclosed APR and the calculated APR, and the yield on U.S. Treasury securities having comparable periods of maturity is greater than or equal to one of the following:
3% if the loan is secured by a first lien mortgage or deed of trust, or
5% if the loan is secured by a subordinate lien mortgage or deed of trust.
All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Axxge Prime Offer Rate
APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
YES
The loan exceeded the conventional mortgage rate APR threshold.
The difference between the greater of the disclosed APR and the calculated APR, and the conventional mortgage rate is greater than or equal to one of the following:
1.75% if the loan is secured by a first lien mortgage or deed of trust; or
3.75% if the loan is secured by a subordinate lien mortgage or deed of trust.
For purposes of this calculation, the "conventional mortgage rate" is determined during the week preceding the week in which the interest rate for the loan is set (the date the rate was set).
All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Axxge Prime Offer Rate
APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate
spread home loan limitations."	* Application Missing (Lvl 2) "Final 1003/ loan application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41632476	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$5,654.32	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.490%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2020 12:00:00 AM	xx	xx	2.250%	xx	8/xx/2020 12:00:00 AM	Financial Hardship	The review of the updated title report dated xx

The chain of assignment is completed as the subject mortgage is still with the lender,xx

Active junior or senior judgments/liens/mortgages:

x. There is a Muni/City/Code lien in the favor of xx
x. There is an active junior civil judgment available in the updated title report in the amount of $xx
x. There is an active junior civil judgment available in the updated title report in the amount of $xx
x. There is an active junior civil judgment available in the updated title report in the amount of xx
x. There is an active junior civil judgment available in the updated title report in the amount of $xx
x. There is an active junior civil judgment available in the updated title report in the amount of $xx

The annual County taxes for xxxx have been paid in full in the amount of $x,xxx.xx.	Review of updated payment history as of xx/xx/xxxx, the loan is currently in performing and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. Review of updated payment history as of xx/xx/xxxx, the loan is currently in performing and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
The loan was modified on xx with the x step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx and the new maturity date is xx
The debtor (xx) had filed Bankruptcy under chapter-xx on xx with the Case#xx and the plan was confirmed on xx.POC was filed on xx with the amount of claim of xx and amount of arrearage of xx Bankruptcy was discharged on xx
The Schedule-D in Voluntary petition shows that the unsecured amount is $ x.xx out of secured claim in the amount of $ xx and the value of collateral is $ xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-xx on xx with the Case#xx and the plan was confirmed on xx.POC was filed on xx with the amount of claim of xx and amount of arrearage of xx Bankruptcy was discharged on xx
The Schedule-D in Voluntary petition shows that the unsecured amount is $ x.xx out of secured claim in the amount of $ xx and the value of collateral is $ xx
The loan was modified on xx with the x step amortization with the new principal balance of xx out of which $xx,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of xx The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx and the new maturity date is xx	Affiliated Business Disclosure Credit Application Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy (Post-Loan origination)? is "Yes" Tape Source: Initial Tape Type:
Field: Bankruptcy Motion Filed Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Axx  Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Interest only period? is "Not Applicable"   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 60   Variance:    Variance %:    Comment: Interest only term months count is "Not Applicable"   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. amort potential? is "Not Applicable"   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx"   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Referral date is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 9497 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The compliance risk indicator is Significant as the loan is failing NJ HOSA 2004 Home Loan Grace Period Test.
Provided Grace period is 10 days while allowed is 15 days. To cure this violation the Grace period should be changed to allowable days."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The compliance risk indicator is Significant as the loan is failing NJ HOSA 2004 Home Loan Grace Period Test.
Provided Grace period is 10 days while allowed is 15 days. To cure this violation the Grace period should be changed to allowable days."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not sign by borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan files."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL date is not hand dated."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41678917	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,376.79	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.597%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	619	628	24.756%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	4.125%	xx	01-xx-2013	Financial Hardship	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated on xx in the amount of $xx with xx and it was recorded on xx as Bk/Pg#xx

The chain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of “xx”.

There is one “Child Support Lien” against the borrower “xx” in the amount of $xx with the plaintiff “xx” which was recorded on xx.

Property Tax Status:

1st & 2nd Borough taxes for the year xxxx are due on xx/xx/xxxx & xx/xx/xxxx in the total amount of $xxxx.xx.

4th Borough taxes for the year xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.

3rd Borough taxes for the year xxxx are Past Due (under xx-days) on xx/xx/xxxx whose good through date is xx/xx/xxxx with the amount $xxx.xx.

1st, 2nd half Utilities taxes for the year xxxx & 4th half Utilities taxes for the year xxxx are delinquent in the total amount of $xxx.xx which were good through till xx/xx/xxxx. This can be cured by paying all the taxes with late charges & penalty.
The payment history dated as of x/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is currently in performing status.

The payment history dated as of x/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xxx,xxx.xx.

No foreclosure & bankruptcy record has been found.

As per the collection comment dated x/xx/xxxx, the xx Disaster for the Covid-xx in NJ State has been declared with the start date x/xx/xxxx & expire date x/xx/xxxx. As per the comment dated x/xx/xxxx, the borrower stated that their reason for default is retirement & co-borrower’s  job hours was cut due to Covid-xx. However; the further details regarding Covid-xx plan are not available.

The subject property is currently occupied by owner & is in axxge condition with no damages noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower “xx” and lender x, a division of xx. with an effective date of xx and a new principal balance is $xxx,xxx.xx to a step modification and the rate was starting from x.xxx % and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at x.xxx %. There is principal forgiven amount is given in the amount of $xx,xxx.xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 514 |-xx-xx-154 |-xx-| -29.96108% Comment: As per Note, the loan amortization term is 360. However, tape reflects 514. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per collection comments review the borrower's income is being impacted by Covid. However, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per Note, the loan amortization type is step. However, tape reflects Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 514   Variance: -154   Variance %: -29.96108%   Comment: As per note, loan original maturity terms are 360 months. However, the tape data reflects 514 months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Payment History String   Loan Value: 000000100000111000000000   Tape Value: 000111110110010011000112   Variance:    Variance %:    Comment: As per Payment history string 01021111321001001100211M.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000111000001000000   Tape Value: 211000110010011011101000   Variance:    Variance %:    Comment: As per Payment history string reversed M11200110010012311112010.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 24.756% Tape Value: 3425.500% Variance: -3400.744% Variance %: -3400.74400% Comment: As per 1003 application report, post-close DTI is 24.756%. However, the tape data reflects on 3,425.500%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator resulted into "Moderate" as the loan is failing for:

Prepayment Term Test
Prohibited Fees Test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
Loan Data is 36Months, Comparison Data is 0Months & Variance is 36Months
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the prohibited fees test.
Loan Data is $50.00, Comparison Data is $0.00 & Variance is +$50.00
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value as the supportive document is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41696809	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$551.24	10/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.540%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	3/xx/2019 12:00:00 AM	xx	Not Applicable	4.500%	xx	2/xx/2019 12:00:00 AM	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of the assignment has been completed. The latest assignment is with xx. xx. which was recorded on xx. No active judgments or liens have been found. There is a junior mortgage active in the favor of xx in the amount of xx recorded on xx. County 2nd installment of tax for the year of xxxx has been due in the amount of xx on xx.	According to the payment history as of xx/xx/xxxx the last payment received on xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in bankruptcy. According to the payment history as of xx/xx/xxxx the last payment received on xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. The property is owner occupied and in good condition. No information has been found related damage or repairs.

Update:
As per the servicing comment dated xx/xx/xxxx, Bk with case xx filed on xx. POC filed in xx & Post-Petition Due Date is xx and BK is stiil active.
As per the servicing comment dated xx/xx/xxxx, water leak has been repaired. No more details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower xx had filed bankruptcy under chapter- xx with the xx on xx.The plan confirmed on xx.The last filing date is xx.The POC was filed on xx with amount xx and arrearage xx The debtor shall pay to the trustee xx for xx months.	This modification agreement was made between borrower xx, on xx. As per the modified term, the new principal balance is xx borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx with a maturity date of xx.	Good Faith Estimate Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 180 Tape Value: 223 |-xx-xx-43 |-xx-| -19.28251% Comment: Amoertization Term Months are 180. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2019   Tape Value: 3/xx/2019   Variance: 22 (Days)   Variance %:    Comment: Doc Date os Last Mod is 3/xx/2019.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 10/xx/2020   Tape Value: 1/xx/2020   Variance: 282 (Days)   Variance %:    Comment: Last Payment Received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 140   Variance: 40   Variance %: 28.57142%   Comment: Loan Original Matuirty date is 180.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $205000.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.54000%   Tape Value: 4.50000%   Variance: 0.04000%   Variance %: 0.04000%   Comment: Original Stated Rate is 4.540%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 443212121212121212121112   Tape Value: 33333333333F333321003333   Variance:    Variance %:    Comment: Payment History String Reversed is 212121212121222121234; tape reflects 333333301212312F33333333333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 211121212121212121212344   Tape Value: 333300123333F33333333333   Variance:    Variance %:    Comment: Payment History String Reversed is 212121212121222121234; tape reflects 333333301212312F33333333333.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance per aplication is Cash Out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Cash Out.   Tape Source: Initial   Tape Type:
																																																																																																				Field: S&C Filing Date Loan Value: Not Applicable Tape Value: 10/xx/2019 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2) "Good Faith Estimate is missing from the loan file." * Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial Truth Lending is missing from the loan file." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	5000	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41806557	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,823.44	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently the assignment is with the “xx”.
There is an active junior mortgage against the subject property for the amount of $xx in the favor of xx. and it was recorded on xx.
There is State Tax lien against the borrower xx in the amount of $xx in the favor ofxx and it was recorded on xx/xx/xxxx.
1st and 2nd installment County taxes for the year of xxxx have been due in the amount of $xxx.xx.
No prior delinquent taxes have been found.
Review of updated payment history as of xx/xx/xxxx shows the borrower has been delinquent from x months and the next due date for payment is xx/xx/xxxx. The last payment was made on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in active Bankruptcy.
The debtor “xx” had filed bankruptcy under chapter-xx with the Case# xx and the plan was confirmed on xx. The POC was filed on xx with the amount of secured claim is xx. The BK case is active and the date of last filing of is xx.
Review of updated payment history as of xx/xx/xxxx shows the borrower has been delinquent from x months and the next due date for  payment is xx/xx/xxxx. The last payment was made on xx/xx/xxxx in the amount of $xxx.xx  which was applied for xx/xx/xxxx.  The current UPB is in the amount of $xx,xxx.xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor “xx” had filed bankruptcy under chapter-xx with the Case# xx and the plan was confirmed on xx. The POC was filed on xx with the amount of secured claim is xx. The BK case is active and the date of last filing of is xx	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Origination Appraisal	Field: Accrued Interest per Payment History Loan Value: $27865.74 Tape Value: $2571.88 |-xx-| $25293.86 |-xx-| 983.47745% Comment: Annual Interest per PH history is $27,865.74. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Arrearage Amount   Loan Value: xx   Comment: Current BK Arrearage Amount is $27,865.74.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: Current BK Case Number is xx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Current Loan Statsu is BK delinquent.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000104444444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per review Payment History String is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444401000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per review Payment History String Reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $558.59 Tape Value: $558.73 Variance: $-0.14 Variance %: -0.02505% Comment: As per review Surplus Balance per PH history is $558.59. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Illinois State. The following state disclosures are missing in the loan file;
1) IL Collateral Protection Insurance Notice
2) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41911859	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$328.44	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.358%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. The latest assignment is with xx
No active judgments or liens were found against the borrower.
Annual county taxes for the year xxxx have been due total in the amount of $xxx.xx.
Annual county taxes for the year xxxx have been paid in total in the amount of $xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan for and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan for and the next due date is xx/xx/xxxx.  The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx.  The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the loss draft inspection document dated xx located at ” xx”, the property had been damaged due to flood and the total amount of damage was xx The repair was completed and replaced throughout the home, replaced duct. No pending repairs have been found. Also, as per the latest BPO report dated xx the subject property has been occupied by the unknown. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx
xx
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not been modified since origination. As per the latest payment history the current rate of interest is 9.358%; however, the interest rate per note is 9.3576% which is approximately(9.358%).   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per loan documents there is No MI so it is Not Applicable. However tape reflect it as No.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: As per Note the Interest Calculation type is 360/360. However tape reflect it as 30/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per comment history thewre is foreclosure so the REO is Not applicable. However tape reflect it as No.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000122   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 221000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 90 Tape Value: 92 Variance: -2 Variance %: -2.17391% Comment: As per Note the stated remaining term is 90. However tape reflect it as 92. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42017357	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$3,060.24	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	No	xx	Not Applicable	xx	12.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12-xx-2015	xx	xx	5.000%	xx	01-xx-2015	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of assignment has been completed as currently the assignment is with xx.
Active Judgments and Liens;
x) One HOA lien found pending against the subject property recorded on xx/xx/xxxx in the amount of $xx which is in the favor of xx.
x) One IRS lien found opened against the borrower recorded on xx/xx/xxxx in the amount of $xx which is in the favor xx.
Property Tax Status;
x) Annual combined taxes for the year of xxxx are due for the amount of $x,xxx.xx on xx/xx/xxxx.
x) Annual combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. The loan payment is currently x month in delinquency The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is making regular payments. The loan payment is currently x month in delinquency The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
This modification agreement was made between borrowers  xx and lender xx.
The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx with the interest rate of x.xxx% and P&I of $x,xxx.xx till the maturity date of xx.
The amount of $xx,xxx.xx has been deferred from the principal balance which will be paid at the maturity date of xx/xx/xxxx. Hence, the remaining amount of xx will be interest bearing amount.
The foreclosure was not initiated in the loan.
the borrowerxx had filed bankruptcy under chapter- xx with the xx. The last filing date is xx. The plan was confirmed on xx. The plan was dismissed on xx and terminated on xx.
The subject property is occupied by owner. No visible damages or repairs have been observed on the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower xx had filed bankruptcy under chapter- xx with the xx. The last filing date is xx. The plan was confirmed on xx.The plan was dismissed on xx and terminated on xx.	This modification agreement was made between borrowers xx and lender xx.
The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $x,xxx.xx till the maturity date of xx/xx/xxxx.
The amount of $xx,xxx.xx has been deferred from the principal balance which will be paid at the maturity date of xx/xx/xxxx. Hence, the remaining amount of xx will be interest bearing amount.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 is missing from the loan file. Estimated Hud-1 or itemization of points and fees are also missing from the loan file."
* Missing credit report (Lvl 3) "Missing Credit Report from the loan package."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42079320	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$22,033.94	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	1.102%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2017 12:00:00 AM	xx	xx	4.125%	xx	01-xx-2017	Financial Hardship	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. There is a civil judgment against the borrower in favor of xx.
The annual taxes for the year of xxxx are paid in the total amount of $x,xxx.xx.	The payment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the servicing comments shows that the loan is performing and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. The UPB as per the tape is $xxx,xxx.xx. The current P&I is $xxx.xx and PITI is $x,xxx.xx. No post origination foreclosure has been found. As per the latest comments, the subject property has been occupied by the owner and is in good condition. No damages or repairs have been found. As per the review of the xx Report, the Borrower xx had filed Bankruptcy under Chapter xx on xx and the case was dismissed on xx & Terminated xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xx Report, the Borrower xx had filed Bankruptcy under Chapter xx on xx. As per the schedules xx the amount of claim is xx and collateral value is xx Therefore, the unsecured portion is xx The case was dismissed on xx & Terminated xx.	The loan modification agreement was made on x/xx/xxxx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx. The borrower promised to pay $x,xxx.xx monthly with a starting interest rate of x.xxx%. The first modified payment date is x/x/xxxx and the maturity is x/x/xxxx. The deferred balance is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 384 |-xx-xx-24 |-xx-| -6.25000% Comment: N/A Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy available in loan file.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2017   Tape Value: 9/xx/2014   Variance: 941 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 384   Variance: -24   Variance %: -6.25000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $698.58   Tape Value: $0.00   Variance: $698.58   Variance %:    Comment: Original Stated P&I amount is $698.58.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 7.50000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 9999C12345678CCCCCC1234F   Variance:    Variance %:    Comment: Payment History string 012344000000123444000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: F4321CCCC8C8765432199999   Variance:    Variance %:    Comment: Payment History string reveresed is 000000044432100000443210.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 5/xx/2047   Tape Value: 3/xx/2038   Variance: 3348 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $184172.90 Tape Value: $189387.80 Variance: $-5214.90 Variance %: -2.75355% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42142833	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,573.97	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.850%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	41.338%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	7.850%	xx	Unavailable	Unavailable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
There is one civil judgment open against the borrower in the amount of xx.

Property taxes are paid through year xxxx.
No prior years delinquent taxes have been found .
The Payment History dated as of x/xx/xxxx shows that loan is delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in collection and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx.
The loan was modified.  The subject property is owner occupied. As per collection comment dated x/xx/xxxx, the borrower's income impacted by Covid-xx and requested for deferment. As per collection comment dated x/xx/xxxx, borrower still impacted by covid-xx and seeking assistance.
The RFD is curtailment of income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is x/x/xxxx. The P&I as per updated payment history as of the date is $x,xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. The tape is also providing the information regarding the latest modification which was made on x/xx/xxxx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 561 |-xx-xx-201 |-xx-| -35.82887% Comment: Amortization term moths (CE, S&P) is 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is no   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $18058.33   Variance: $-18058.33   Variance %: -100.00000%   Comment: Deferred principal (modification) per payment history is $0.00   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Doc date of last modification is unavailable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is unavailable   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan documentation type is no documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 551   Variance: -191   Variance %: -34.66424%   Comment: Loan original maturity term months is 360   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000044   Tape Value: 222332211003211111010000   Variance:    Variance %:    Comment: Payment history string is 212243321001231111010000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 440000000000000000000000   Tape Value: 000010111212300112223222   Variance:    Variance %:    Comment: Payment history string reversed is 000010111132100123342212   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 41.338%   Tape Value: 3479.500%   Variance: -3438.162%   Variance %: -3438.16200%   Comment: Post-close DTI per 1003 is unavailable   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $185000.00   Variance:    Variance %:    Comment: Sales price (HUD-1 Line 101) is not applicable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Stated mturity date is unavailable Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test Failed due to the
TILA APR Test: Fail Loan Data: 0.000% Comparison Data: 8.421% Variance: -8.421%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42212164	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,589.20	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.050%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2016 12:00:00 AM	xx	xx	1146.020%	xx	12/xx/2016 12:00:00 AM	Financial Hardship	As per updated title report as of xx/xx/xxxx the subject mortgage xx.
Chain of assignment is incomplete as the current assignee is xx.
There are two certificates of sale for unpaid Municipal liens in the total amount of $xx both in favor of xx.
There is a junior civil judgment in the amount of $xx.
The annual tax is $x,xxx.xx.

Update:
According to the UT report dated x/xx/xxxx, the subject mortgage was xx.
There are four certificates of tax sale active against the subject property with the total amount of $xx in favor of same plaintiff xx. Tax collector reports that all the taxes have been redeemed.
There is a certificate of tax sale active against the subject property in the amount of $xx in favor of xx. Tax Collector reports that the above lien as open, with the redemption amount of xx calculated through xx/xx/xxxx.
There is a junior judgment active against the subject borrower in the amount of $xx in favor of xx.
The first and second installments of town taxes for xxxx are due in the total amount of xx.
No delinquent taxes have been found for the prior year.

As per the UT, the foreclosure was initiated on the subject property. The complaint was filed on x/xx/xxxx which is located at xx. Later, the FC was dismissed and the release of lis pendens was filed on xx which is located at xx.	Payment history as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is x/xx/xxxx. The current UPB is xx.

Update:
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current UPB is xx.
As per the PH, the current P&I is $x,xxx.xx and current interest rate is unable to determine.	Collections Comments:Review of loan file and servicing comment shows that the loan is xx months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is x/xx/xxxx. The current UPB is xx.
No evidence of post-closing bankruptcy has been found. No evidence of damage or repair on subject property has been found.

Update:-
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current UPB is xx.
As per the PH, the current P&I is $x,xxx.xx and current interest rate is unable to determine.
As per the comment dated x/xx/xxxx, the loan was modified on x/xx/xxxx and first payment due date was x/xx/xxxx. Comment shows new UPB in the amount of xx with modified PITI of $xxxx.xx with interest rate of x.xxx%.
As per the comment dated x/xx/xxxx, there were two tax sale certificates for the year xxxx and xxxx and same comment shows that taxes were redeemed on xx/xx/xxxx. Further details were not provided.
According to the comment dated x/xx/xxxx, the RFD was curtailment of income.
As per the comment dated xx/xx/xxxx, the borrower's income was impacted by the COVID.
As per the tape data the FC was initiated on x/xx/xxxx and according to the comment dated x/xx/xxxx, the complaint was filed on x/xx/xxxx. Comment dated x/xx/xxxx shows that FC was put on hold due to loss mitigation.
As per the tape data the current status of the loan is performing.

Foreclosure Comments:Update:-
As per the tape data the FC was initiated on xx and according to the comment dated xx, the complaint was filed on xx. Comment dated x/xx/xxxx shows that FC was put on hold due to loss mitigation.

Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. As per MOD borrower has agreed to pay the interest bearing amount of xx with steps interest rate completing in x steps. First payment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx. The deferred amount is xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: As per MOD Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections, 60-119 Days   Variance:    Variance %:    Comment: As per latest comment   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $78693.44   Tape Value: $80941.14   Variance: $-2247.70   Variance %: -2.77695%   Comment: As per MOD   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 1/xx/2005   Tape Value: 1/xx/2005   Variance: -7 (Days)   Variance %:    Comment: As per MOD   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $56000.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.05000%   Tape Value: 7.67500%   Variance: 1.37500%   Variance %: 1.37500%   Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1089.23 Variance: $-1089.23 Variance %: -100.00000% Comment: As per pay history Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The GFE/Fee Itemization is also not available."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42332134	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,337.38	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.100%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	Not Applicable	2.000%	xx	01-xx-2010	Financial Hardship	As per updated title report dated xx/xx/xxxx the subject mortgage was originated on xx with xx, which was recorded on xx.
Chain of the assignment has not been completed. The current assignment is with xx, which was recorded on xx; however, it should be with xx.
There is a junior mortgage against the subject property in the favor of xx, in the amount of xx which was recorded on xx.
There is a Hospital lien against the borrower in the favor of xx, in the amount of $xx which was recorded on xx.
Also, there are three credit card judgments as follows:
First in the favor of xx in the amount of $xx which was recorded on xx.
Second in the favor of xx, in the amount of $xx which was recorded on xx.
Third in the favor of xx, in the amount of $xx which was recorded on xx.
The second installment county taxes of xxxx are due in the amount of $x,xxx.xx on xx.
No prior year’s delinquent taxes have been found.
The payment history as of xx/xx/xxxx shows that the borrower is delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the tape of the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:As per the collection comments as of x/xx/xxxx, the loan is in bankruptcy.
The payment history as of xx/xx/xxxx shows that the borrower is delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the tape of the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
As per comment history dated x/xx/xxxx, the reason for default is curtailment of income.
The comment history dated x/xx/xxxx shows that the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xx and xx had filed the bankruptcy under chapter- xx with the case#xx on xx/xx/xxxx and the plan was confirmed on x/xx/xxxx.
The POC was filed on x/xx/xxxx with the secured claim amount of xx and the amount arrearage was $x,xxx.xx.
The MFR was filed on xx and order was granted on xx.  The date of last filing is xx.

This modification agreement was signed between the borrower xx and the lender xx on x/x/xxxx.
The unpaid principal balance was $xxx,xxx.xx and $xx,xxx.xx had been forgiven by the lender. The borrower promises to pay the monthly P&I of $x,xxx.xx with the interest rate x.xx% which steps up in x steps ending at x.xxx% begun from xx/x/xxxx. The maturity is x/x/xxxx.
Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Not applicable Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: mot applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 9/xx/2010   Tape Value: 8/xx/2015   Variance: -1795 (Days)   Variance %:    Comment: as per modification   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: as per modificationas   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 9/xx/2015   Tape Value: 8/xx/2016   Variance: -335 (Days)   Variance %:    Comment: as per modificationas   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: as per modificationas   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 9/xx/2016   Tape Value: 8/xx/2017   Variance: -334 (Days)   Variance %:    Comment: as per modificationas   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 4.500%   Variance: -0.500%   Variance %: -0.50000%   Comment: as per modification   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Original Stated P&I   Loan Value: $1348.52   Tape Value: $653.93   Variance: $694.59   Variance %: 106.21779%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 222333433444445443333455   Variance:    Variance %:    Comment: as per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 554333344444444334323222   Variance:    Variance %:    Comment: as per payment history   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx    Comment: as per security instrument   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: xx Tape Value: xx Variance: $200.00 Variance %: 0.28149% Comment: as per titile Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42363317	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,615.34	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	656	Not Applicable	44.357%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xx. The chain of mortgage assignment is incomplete as no assignment has been found. This should be with xx. There is a senior mortgage open against the subject property in the favor of xx in the amount of xx which was recorded on xx. No active judgments or liens have been found.	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is in collections.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of xx.
No foreclosure proceedings have been found. As per comment dated xx/xx/xxxx, the foreclosure could not be referred to the attorney due to Covid-xx moratorium.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
At the time of origination borrower was working as Assembler at “Whirlpool Corp.” from xx years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial 1003_Application Missing Initial Closing Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2020   Variance: 1346 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333321001003210000000012   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 210000000212300100133333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Initial Closing Disclosure is missing in the loan file, hence TRID Tolerance Test is Incomplete."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing in the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application dated 7/xx/2016 is missing in the loan file."
* Missing Initial Closing Disclosure (Lvl 3) "Initial Closing Disclosure is missing in the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.357% as the Borrower income was $3,473.00 and total expenses are in the amount of $1,540.53 per 1008 xx this loan is manually underwritten with a DTI of 44.357%."
* Missing flood cert (Lvl 2)     "Flood Certificate is missing in the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(s) on LE dated xx discloses the loan will not be transferred and the originator will service the loan."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42413533	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$895.13	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.100%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated xx.
The chain of assignment has been completed.
No active judgments or liens found.
The 1st and 2nd installment of county taxes for the year xxxx has been paid in the amount of $xxx.xx.No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received on x/xx/xxxx. The payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received on x/xx/xxxx. The payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per comment dated xx/xx/xxxx, the reason for default is reduction in income due to Covid xx.The forbearance plan to begin from xx/xx/xxxx to xx/xx/xxxx.
As per comment dated xx/xx/xxxx, the subject property is owner occupied. No comments pertaining damage to the property were observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the xx.	This is conventional ARM rate mortgage with P&I is unavailable with the rate of interest x.xxx% and a maturity date of xx. The P&I as per payment history is the $xxx.xx and rate of interest is x.xxx%, however, there is a different in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on xx.The borrower is making payment as per modified terms. However, Modification agreement is missing in the file.

Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Note	Field: Amortization Term Months (CE, S&P) Loan Value:xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: xxTape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xxTape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 is not signed by the borrower."
* Note is missing or unexecuted (Lvl 3) "Note is missing from the loan file and lost note affidavit also not found. As per tape data, the loan has been modified on xx but the loan modification is missing from the loan file."	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Federal TILA
TILA APR Test: FAIL
This loan failed the TILA APR test xx.
The annual percentage rate (APR) is xx. The disclosed APR of xx not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "Federal TILA
TILA APR Test: FAIL Loan Data xx Comparison Data xx Variance xx
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42540794	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$2,525.13	$10,016.42	12/xx/2023	Unavailable	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.840%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	651	Not Applicable	55.310%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Yes	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2020 12:00:00 AM	xx	xx	2.500%	xx	01-xx-2020	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. The latest assignment is with xx
xx
 There is a notice of lien for unpaid common charges(HOA lien) in the favor of Riverwalk at xx
The notice of lien for fine and/or restitution imposed pursuant to the anti-terrorism and effective death penalty act of xxxx against the borrower xx
The above lien can affect the enforceability of the subject mortgage.
Document of DOJ judgment contains the SSN#/Property address which matches with the subject borrower SSN# and property address.
First, second, and third combined installment taxes for the year xxxx have been paid.
The fourth installment combined taxes are past due(under xx-day) on xx/xx/xxxx for the amount of $x,xxx.xx.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Collections Comments:According to the review of the servicing comments, the borrower is current with the loan. According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/xxxx. The amended complaint was filed on xx. However, the foreclosure file was put on hold due to the loss mitigation.
Bankruptcy Comments:Not Applicable	The step modification agreement was made on xxt” and lender “xx.”. The interest bearing principal Balance is xx with an interest rate of x.xx% which steps up in x steps ending at x.xx%. The combined principal balance is $xxx,xxx.xx and the lender had deferred the principal amount of $xx,xxx.xx from the new principal balance. The servicer agreed to permanently forgive the principal for the amount of $xxx,xxx.xx. Hence, the interest-bearing amount is $xxx,xxx.xx. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx/xx/xxxx. This modification contains balloon provision total in the amount of $xx,xxx.xx will be paid at the time of maturity date xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: FC was initiated and it was hold due to Loss mitigation. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the mod, the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Variance: 14 (Days)   Variance %:    Comment: Appraisal report date is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000999999999   Variance:    Variance %:    Comment: The payment history string is 000MMMMMMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999909000   Variance:    Variance %:    Comment: The payment history string reversed is MMMMMMMMMMMMMMMMMMMMM000.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx   Variance: $8000.00   Variance %: 1.83908%   Comment: As per the appraisal report, the sale price is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 9162 (Days) Variance %: Comment: As per the mod, the new maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE failed due to the Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
Prohibited Fees Test: FAIL Loan Data $438.00 Comparison Data $0.00 Variance +$438.00."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at New Jersey. The following require state disclosures are missing from the loan file.
1. NJ Attorney Disclosure.
2. Unacceptability of Insurance Notice.
3. Attorney Disclosure II.
4. Tax Bill Information.
5. Private Well Testing.
6. Choice of Insurer Disclosure.
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42573029	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$483.54	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.110%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02-xx-2010	xx	xx	9.490%	xx	8/xx/2010 12:00:00 AM	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
No active judgment or liens have been found.
The annual county taxes of xxxx are due in the amount of $xxx.xx.
The annual county taxes of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for x month and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is x/xx/xxxx. The review of payment history shows that the borrower has been delinquent for x month and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx. The AOT agreement was made between the borrower xx. The loan has been modified once since origination. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found. As per the comment dated x/xx/xxxx, the reason for default was unemployment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The AOT agreement was made between the borrower xx. The modified UPB is $xxx,xxx.xx with an interest rate of x.xxx % and a P&I of $x,xxx.xx. The first payment started from x/xx/xxxx with the maturity date of xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Borrower #2 Middle Name Loan Value: xx Tape Value: xx Comment: Borrower# 2 middle name is Page. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Loan terms are 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.11000%   Tape Value: 12.11160%   Variance: -0.00160%   Variance %: -0.00160%   Comment: Rate is 12.11%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000011111111111110000   Tape Value: 111111111111111101011111   Variance:    Variance %:    Comment: Payment history string is 1M222222222MMMMMM1M1MMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000011111111111110000000   Tape Value: 111110101111111111111111   Variance:    Variance %:    Comment: Payment history string reversed is 1M222222222MMMMMM1M1MMMM.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The modified UPB is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final 1003 is missing.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD1 is Cash out.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type is Manufactured Housing. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "CE result is significant as the loan is failing for NC rate spread home loan test.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination is missing from the loan and as per the appraisal report located at xx the type of subject property as a manufactured home with serial#/VIN# xx However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the short form title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate is not attached with the updated title report. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of North Carolina. The following state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42595359	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.410%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx

The chain of the assignment has been completed. The latest assignment is with xx

Combined annual taxes for the year of xxxx have been exempt.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is delinquent under bankruptcy.
According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is x/xx/xxxx.  The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
AS per collection comments review, borrower’s intention is to keep the property. According to BPO report dated xx located at “xx”, property is in axxge condition and no evidence of damage has been found.
The foreclosure was initiated on the subject property in xx and the complaint has been filed on xx The foreclosure file was put on hold due to bankruptcy under xx
This is conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xx% and a maturity date of xx The P&I as per payment history is the $xxx.xx and rate of interest is xx.xx%. The last payment was received on xx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %. There is a reduction in P&I and rate with respect to Note data which seems that there would be a possible modification. Modification agreement is missing in the file.

Foreclosure Comments:The foreclosure was initiated on the subject property in xx and the complaint has been filed on xx The foreclosure file was put on hold due to bankruptcy under xx
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx.  The POC was filed on xx states the amount of secured claim is xx with arrearage amount of xx Motion for relief was filed on xx The date of last filing is xx has been confirmed on xx The debtor shall pay to the trustee $xxx.xx for xx months.
This is conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxxxx % and a maturity date of x/x/xxxx. The P&I as per payment history is the $xxx.xx and rate of interest is x.xxx %. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %. There is a reduction in P&I and rate with respect to Note data which seems that there would be a possible modification. Modification agreement is missing in the file.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Collections, >= 120 Days |-xx-| |-xx-| Comment: Current legal status is BK-delenquent Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2087.85   Variance: $-2087.85   Variance %: -100.00000%   Comment: Modification agreement is missing.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 4/xx/2010   Variance:    Variance %:    Comment: Modification agreement is missing.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 360/365   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Mod step indicator is unavailable.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: 0   Tape Value: 8   Variance: -8   Variance %: -100.00000%   Comment: Mos currently delinquent per payment history is 7.   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000000000000000000011111   Tape Value: 890000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111110000000000000000000   Tape Value: 000000000000000000000098   Variance:    Variance %:    Comment: Reversed payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: 9/xx/2036   Variance:    Variance %:    Comment: Stated maturity date is unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 200 Tape Value: 162 Variance: 38 Variance %: 23.45679% Comment: Stated remaining term is 200. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42657862	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,070.58	12/xx/2023	Unavailable	No	Moratorium	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.270%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	7.270%	xx	01-xx-2020	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in favor of xx and it was recorded on xx
The chain of assignment has been completed. Currently, the mortgage is with the xx
There is a junior mortgage open against the subject property in the favor of xx in the amount of xx which was recorded on xx
No active judgments or liens have been found.
First installment city taxes due on x/xx/xxxx in the amount of $xxx.xx (balance remain after partial payment made in the amount of $xxx.xx).
The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
As per comment dated x/xx/xxxx, the loan is in foreclosure. The sale was scheduled on xx and got postponed on xx. Comment dated x/xx/xxxx states that the foreclosure sale was on hold till xx due to Covid-xx & loss mitigation. As per comment dated x/xx/xxxx, the loan was modified with effective due date xx No further details have been found.
According to the xx, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx on xx. This case was discharged on xx and terminated on xx.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:As per comment dated x/xx/xxxx, the loan is in foreclosure. The sale was scheduled on xx and got postponed on xx. Comment dated x/xx/xxxx states that the foreclosure sale was on hold till xx due to Covid-xx & loss mitigation. As per comment dated x/xx/xxxx, the loan was modified with effective due date xx. No further details have been found.
Bankruptcy Comments:According to the xx, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx on xx. This case was discharged on xx and terminated on xx.	The loan modification agreement was made between borrower and servicer on xx with the new modified unpaid principal balance is $xx,xxx.xx. Servicer has permanently forgiven the principal balance in the amount of $x,xxx.xx. The interest bearing amount was $xx,xxx.xx with interest rate x.xx% and the modified P&I was $xxx.xx. The first modified payment due date was xx and the maturity date will be xx	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000010000000   Tape Value: 000099998766433222110000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000010000000000000000   Tape Value: 000011222434667899900000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan fie."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42859418	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4,960.56	$9,921.12	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	598	666	33.305%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of update title report dated xx shows that the subject mortgage was originated on xx and it was recorded on xx with xx for the amount of xx

The chain of assignment is completed as the subject mortgage is still with the lender, xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment of xx tax for xx has been paid off in the amount of xx on xx and 2nd installment of xx has also been paid off on xx

No prior year delinquent taxes have been found in the updated title report.

Update: A review of the updated title report dated xx shows that the subject mortgage originated on xx and was recorded on xx with xx, for the amount of xx
No active judgments or liens have been found against the borrower or subject property.
The town taxes for xx (1st installment) are paid off in the amount of xx
The town taxes for xx (2nd installment) are delinquent in the amount of xx due for xx and are payable through xx
Review of updated payment history as of xx the loan is currently in delinquency for xx months and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx

Update: According to a review of the PH tape data as of xx the borrower is delinquent for xx months, and the next due date is xx The last payment was received on xx The interest rate is xx and P&I is xx The UPB is xx	Collections Comments:The loan is currently in delinquency for xx months and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx
No evidences are available in the latest xx months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
The servicing comment dated xx states that the reason for default is borrower’s curtailment of income and the subject property is occupied by borrower. The same comment is stating that the borrower intended to keep the property.
The borrower promised to make payment of xx by xx The servicer stated that the borrower set payments for xx and xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final GFE is missing or unexecuted Mortgage Insurance	Field: Age of Loan Loan Value: 11 Tape Value: 14 |-xx-xx-3 |-xx-| -21.42857% Comment: As per Note Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: Nolle   Variance:    Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Nolle-xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: MI Cert missing in loan file   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraised value and loan amount.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraised value and loan amount.   Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1410654.54545%   Comment: Data as per 1003 and calculations   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 349 Tape Value: 346 Variance: 3 Variance %: 0.86705% Comment: As per Note Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test as the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. loan failed the closing or reimbursement date validation test as the loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" due to this loan failed the charges that cannot increase test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed for the charges that cannot increase test.
The required COC is missing from the loan file for the additional fee of $175.00 for Appraisal re-inspection on final CD dated xx TRID Violation due to a fee addition on Final CD dated xx  The Final CD shows  Appraisal Re-Inspection Fee as $170.00 which did not appear on initial LE dated xx  This is a fee increase of $170.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Final GFE is missing or unexecuted (Lvl 3)     "1. The revised LE dated xx was not executed by all the borrowers. The revised LE dated xx was signed only by Co-borrower (xx) but was not executed by Borrower (xx).

2. The revised CD dated xx was not executed by all the borrowers. The revised CD dated xx was signed only by borrower (xx) but was not executed by co-borrower (xx)."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
																																																																																																							* The COC is missing (Lvl 3) "There is a document in the loan file (xx) states that there are 2 COC were issued on xx and xx respectively but both the copies of COC are missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42906164	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,660.56	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.141%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx. The chain of assignment has been completed. The last assignment is from xx. No active judgments or liens found. The 2nd installment of xxxx for combined tax is due on x/xx/xxxx in the amount of $x,xxx.xx, however, 1st installment combined taxes was paid on xx/xx/xxxx in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.
Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx with the lender xx
No active liens or judgments have been found against the borrower or subject property.
The first installment of combined taxes for xxxx was paid in the amount of $x,xxx.xx.
The second installment of combined taxes for xxxx is due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received date is x/xx/xxxx. The payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.

Collections Comments:As per collection comments,the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received date is x/xx/xxxx. The payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx. The property is owner occupied and no comments pertaining damage to the property were observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Deferred Principal (Modification) per Payment History Loan Value: xx Tape Value: xx |-xx-| $-9083.40 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: This is conventional fixed rate mortgage with P&I of $849.56 with the rate of interest 10.141% and a maturity date of xx The P&I as per payment history is the $848.90 and rate of interest is 9.948% however, there is a different in P&I and rate of interest with respect to Note data. As per AOT located at “xx” the agreement was made on xx with UPB $95,668.62 and the amended P&I is $848.90 as the first payment will begin from 12/xx/2008.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: This is conventional fixed rate mortgage with P&I of $849.56 with the rate of interest 10.141% and a maturity date of xx The P&I as per payment history is the $848.90 and rate of interest is 9.948% however, there is a different in P&I and rate of interest with respect to Note data. As per AOT located at xx the agreement was made on 11/xx/2008 with UPB $95,668.62 and the amended P&I is $848.90 as the first payment will begin from 12/xx/2008.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xx  Tape Value: xx Variance:    Variance %:    Comment: The interest calculation is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The property is not REO.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -1   Variance %: -0.27700%   Comment: As per note the loan original maturity terms are xx months.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.14100%   Tape Value: 10.14120%   Variance: -0.00020%   Variance %: -0.00020%   Comment: As per note the stated original rate is 10.140%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000100000000000000000   Variance:    Variance %:    Comment: The payment history string is 0000100m0010000000000001.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000001000000   Variance:    Variance %:    Comment: The payment history reversed string is 0000100m0010000000000001.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD-1 the purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: The stated remaining term is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file , However the values are taken as note date and loan amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "VT High Rate Loans VT HRL Lending Policies High Rate Loan Test: FAIL This loan failed the Vermont high rate loan test. ( 9 VSA §104 ) This loan is a Vermont high rate loan, as defined in the legislation. For more information please see the Vermont High Rate Loan section of the full ComplianceAnalyzer report. While the Vermont High Rate provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy high right loans even if the additional conditions are met.  State Regulations Restricted Fees Vermont Mortgage Lender License Prohibited Fees Test: FAIL  This loan did not pass the prohibited fees test. (9 VSA §42) The Vermont statutes provide that only those fees expressly permitted may be charged."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "State Regulations Restricted Fees Vermont Mortgage Lender License Prohibited Fees Test: FAIL Loan Data $2,811.47 Comparison Data $0.00 Variance +$2,811.47. This loan did not pass the prohibited fees test. (9 VSA §42) The Vermont statutes provide that only those fees expressly permitted may be charged."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of Vermont. The following required State Disclosure is missing in the loan file. 1. VT Addendum to Residential 2. Disclosure of Interest Rate and Possibility of Change of Role to Mortgage Broker 3. Privacy Notice 4. Demand Note Notice 5. Co-signer’s Notice 6. Commitment Agreement 7. High Rate Residential Mortgage Loans"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43322243	xx	xx			561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$9,672.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%			Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender MERS as nominee for xx in the amount of xxwhich was recorded on xx.
The chain of assignment has not been provided with Updated title report. Currently, the mortgage is with original lender xx.
No active judgments or liens have been found against the borrower and property.
Annual combined taxes of the year xxxx have been paid in the amount of $x,xxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
Currently the borrower is working at xx as a xx from x months.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: 0.277% |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is Condominium. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "**Duplicate Finding**
This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.    This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance Ease risk indicator is moderate as loan is failing for Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     ""TRID Violation due to a fee addition on Initial CD dated 03/xx/2019.  LE dated 03/xx/2019 reflects an Points - Loan Discount Fee of $1179.00, however, Initial CD dated 03/xx/2019 reflects an Points - Loan Discount Fee of $1179.38.  This is a fee increase of $0.38 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.  ""
* Income documentation does not meet guidelines (Lvl 3)     "Missing last two years 2017 and 2018 signed income tax returns.

As per available documents, the borrower was working with xx for 2 months. Prior to this, borrower was self-employed and has its own company xx  from 01/xx/2010 to 12/xx/2018. However, Tax returns of last 2 years 2017 & 2018 are missing to validate the income from prior organization. Due to the missing documents we have not considered the income and unable to determine the ability of repay of borrower."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Departing residence, xx that was to be retained as an investment property, generating $1,500 in gross rental income, has been identified as the borrowers business address that was the primary residence at the time of the loan application.  Rental income used to qualify cannot be considered. As per available loan file, the Mortgage Statement is missing for the above mentioned property address due to which unable to calculate the net rental income.  1003 shows the borrower employed with company xx for 2 months, earning $17,500 per month.  WVOE shows the borrower started on 01/xx/2019 with the earliest paystubs dated, 01/xx/2019 to 01/xx/2019 but the bank statements indicate on 01/xx/2019 a direct deposit that netted $7,187.37 and another for the same amount on 01/xx/2019 from a company called xx.  This followed by another paystub from the employer, xx on 01/xx/2019. As per Bank Statement located at "xx", direct deposit that netted $7791.87 on 01/2 and $7187.37 on 01/16.   VVOE processed with company, xx confirmed borrower is not a direct employee, but owns his own business and works as a xx. As per VVOE located at "xx", the borrower xx was working at xx as xx and xx was owner of the xx.     Total assets per bank statements provided, showed $225,527. True balances from the borrower's bank were $67,302. However, as per available document in the loan file the total verified assets are $225,527.00.   As per Seller tape, Public records reveal ownership in another property & an undisclosed mortgage. Property was purchased 12/xx/15 with a private individual in the amount of xx." As per available document located at "xx", the property address xx associated with borrower's prior organization xx where borrower was owner of the organization. Also documentation are missing to support omission of debts . Missing evidence that the borrower is not responsible for any financial obligations regarding the property at xx.  DTI is not able to be determined."
* Missing Required Disclosures (Lvl 3) "Missing Mortgage Statement for REO property located at xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Missing last two years 2017 and 2018 signed income tax returns.

																																																																																																								As per available documents, the borrower was working with xx for 2 months. Prior to this, borrower was self-employed and has its own company xx from 01/xx/2010 to 12/xx/2018. However, Tax returns of last 2 years 2017 & 2018 are missing to validate the income from prior organization. Due to the missing documents we have not considered the income and unable to determine the ability of repay of borrower. SOL expired, downgraded to LVL2."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43352569	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,567.18	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	69.167%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2014 12:00:00 AM	xx	Not Applicable	3.000%	xx	01-xx-2014	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment has been completed. The assignment is with “xx”, which was recorded on xx. There is no lien/judgment against the borrower/subject property. Annual taxes have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	According to a review of the payment history as of xx/xx/xxxx, the borrower is performing and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to a review of the payment history as of xx/xx/xxxx, the borrower is performing and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx. AS per collection comments review, borrower’s intention is to keep the property. Property is in axxge condition and no evidence of damage has been found. According to comment dated x/xx/xxxx, the borrower’s income has been impacted by covid-xx. No further details available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx between the borrower “xx” and lender “xx”. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx, which will get change in x steps till the maturity date of xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: 164 Tape Value: 76 |-xx-| 88 |-xx-| 115.78947% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $5795.44   Variance: $-5795.44   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2014   Tape Value: 9/xx/2014   Variance: -33 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 433000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000030334   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the disclosed APR high-cost threshold exception test.
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): IL HRHLA High Risk Home Loan APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors.
Disclosed APR High-Cost Threshold Exception Test: FAIL Loan Data 10.805% Comparison Data 10.720% Variance +0.085%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the disclosed APR high-cost threshold exception test."
* DTI > 60% (Lvl 2)     "According to the final 1003 borrower’s total income is $6,628 and monthly expenses are $4,584.42. Hence, DTI exceed 60%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file. 1. IL Collateral Protection Insurance Notice 2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43367741	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,033.15	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.290%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	53.739%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	Not Applicable	5.165%	xx	01-xx-2015	Financial Hardship	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed.
There is a civil judgment against the borrower in favor of xx.
The combined taxes for the year of xxxx are paid in the total amount of $x,xxx.xx.
As per the latest payment history as of x/xx/xxxx, the borrower has been delinquent for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. As per the latest payment history as of x/xx/xxxx, the borrower has been delinquent for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.
The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx. The borrower promised to pay $xxx.xx monthly with staring interest rate of x.xxx%. The first modified payment date is x/xx/xxxx and the maturity is xx/xx/xxxx. There is no balloon payment.
As per the servicing comments (Fay Servicing Comments), the foreclosure was initiated. The file was referred to an attorney on xx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.

The current status of the loan is active bankruptcy.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the xx. The last day of filing is xx.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:As per the servicing comments (Fay Servicing Comments), the foreclosure was initiated. The file was referred to an attorney on xx. However, the borrower had filed for bankruptcy under chapter-xx with the xx.
Bankruptcy Comments:According to the xx the borrower had filed for bankruptcy under chapter-xx with the xx. Schedule D of Voluntary Petition shows the amount of claim as xx. The debtor had filed the amended chapter xx plan onxx. According to the plan, the debtor shall pay to the trustee $x,xxx.xx for xx months. The creditor had filed the POC on xx.	The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx. The borrower promised to pay $xxx.xx monthly with staring interest rate of x.xxx%. The first modified payment date is x/x/xxxx and the maturity is xx/x/xxxx. There is no balloon payment.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: verified Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx   Variance: -406 (Days)   Variance %:    Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000001111   Tape Value: 787899999898998765432111   Variance:    Variance %:    Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111100000000000000000000   Tape Value: 111234567999898999978787   Variance:    Variance %:    Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: verified Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43771546	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$44,545.71	12/xx/2023	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently the mortgage is with  “xx”.
There is a junior mortgage active against the subject property originated on xx with the lender “xx. As per the subordination agreement recorded on xx”, subject mortgage of xxxx subordinated with subject mortgage.
Annual combined taxes for the year of xxxx have been paid in the amount $xx,xxx.xx on xx/xx/xxxx.
Annual School taxes for the year of xxxx-xxxx have been paid in the amount of $xx,xxx.xx on xx/xx/xxxx.
Annual School taxes for the year of xxxx-xxxx have been due on xx/xx/xxxx in the amount of $xx,xxx.xx.
No prior year delinquent taxes have been found.

As per the review of the payment history dated as of x/xx/xxxx, the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xxx,xxx.xx.
Collections Comments:The present status of the loan is in performing and the next due date for the payment is x/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx.
No record for bankruptcy has been found.
The loan was never modified since origination.
Review of updated title shows the foreclosure was initiated on the subject property. “xx” shows complaint was filed on xx. As per “xx” release of notice of pendency was filed on xx with the xx. Complaint (xx) was again filed on xx. However; the release for this complaint was filed on xx. No further details are available.
The subject property is currently owner occupied & assumed to be in axxge condition. No damages have been noted.
No comments have been found stating that the borrower’s income has been impacted by Covid-xx.

Foreclosure Comments:Review of updated title shows the foreclosure was initiated on the subject property. “xx” shows complaint was filed on xx. As per “xx” release of notice of pendency was filed on xx with the Instr#xx. Complaint (xx) was again filed on xx. However; the release for this complaint was filed on xx. No further details are available.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Borrower First Name Loan Value: J. Phillip Tape Value: J xx |-xx-| |-xx-| Comment: The Note reflects the Borrower's First Name as J. Phillip. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Subject loan does not required for MI.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx  Comment: Appraisal report at origination is missing from the loan file. Hence, appraised value is considered as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 339636669CC6993696666CCC   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 00000122222444444444214   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCC6666969996CC966696933   Variance:    Variance %:    Comment: The Payment History String reversed is 412444444444422222100000   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value:xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property City as: xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Comment: UPB as per updated payment history is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43823506	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	616	673	48.707%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of assignment has not been provided with the Updated title report. Currently, the mortgage is with original lender xx
No active liens and judgments have been found against the borrower and property.
The first and second installment county taxes of the year xxxx have been paid in the amount of xx
No prior years of delinquent taxes have been found.

Update: According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
There is a junior mortgage against the subject property in the amount of xx in favor of 'xx', which was recorded on xx
No active liens or judgments have been found against the borrower or property.
Taxes to follow.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.

Update: According to a review of the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The date of the last payment received is not available. The interest rate is x.xx%, and P&I is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB reflected in the payment history is in the amount of $xxx,xxx.xx.
Currently the borrower is working at xx as a xx from xx years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to determine. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required State Disclosures	Field: Mtg Insurance Doc Status MI Cert in File? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: The loan is Uninsured. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Original Note doc. date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original LTV is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: This is Refinance Transaction. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The provided Seller's tape is showing that the subject loan was repurchased due to loan being uninsurable & it was self-reported to xx on xx The LTV of xx does not meet Cash Out Refinance of 80% maximum."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.545%) is exceeded APOR (5.090%) by 0.455%. The APR threshold is 5.090% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL    Charged: 5.545%      Allowed: 5.090%     Over by: +0.455%"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged: 5.545%      Allowed: 5.090%     Over by: +0.455%"
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrowers or memorialized comment by the Loan Officer."
* Missing Required State Disclosures (Lvl 3)     "The property is located in state of Colorado. The following required State Disclosure is missing in the loan file.
1. Cash-Out Refinance Disclosure
2. Property Insurance Disclosure
3. Colorado Notice to Cosigner
																																																																																																							4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.819% as the Borrower income was $12,362.81 and total expenses are in the amount of $6,021.54 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 48.71%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43829367	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$673.86	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	VA	Fixed	Not Applicable	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	20.691%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior years.
As per review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx % and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx % and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.
According to the comment dated xx the borrower has been requested for COVID-xx assistance and forbearance plan has been started on xx No further information has been found.
At the time of loan origination borrower is working as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: "Collateral Value used for Underwriting: xx. Amount of Secondary Lien(a): $00.00. Loan Amount: xx. "   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: "Collateral Value used for Underwriting: xx. "   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 20.691%   Tape Value: 20.690%   Variance: 0.001%   Variance %: 0.00100%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 20.691%   Tape Value: 20.690%   Variance: 0.001%   Variance %: 0.00100%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "VA loan that was refinanced before they met the seasoning requirement. Loan is in violation of the seasoning provisions in Chapter 24, Part 2 of the MBS Guide."
* Missing Appraisal (Lvl 3)     "Appraisal at the origination is missing from the loan file."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(a) or memorialized comment by the Loan Officer."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(a) on LE dated 08/xx/2017 discloses the loan will not be transferred and the originator will service the loan."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43873673	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$504.06	09/xx/2020	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/xx/2018	xx	Not Applicable	4.999%	xx	02/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx The chain of assignment has been completed. The current assignment is from xx No active judgments or liens have been found against the borrower or subject property. Combined annual taxes for the year of xxxx are due in the amount of $xxx.xx on x/xx/xxxx. Combined annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is xx The principal forgiven amount is xx There are x steps of modification. The borrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx As per the comment dated xx the foreclosure was initiated in xx and the file was referred to attorney on xx As per the comment dated xx the foreclosure was put on hold due to court delay and the comment dated xx the hold is ended. As per the comment dated xx the foreclosure was put on hold due to Covid-xx and the hold is ended on xx However, the comment dated xx the borrower had filed bankruptcy on xx The borrower xx had bankruptcy under chapter xx with the xx. The POC was filed by creditor xx on xx for the secured claim amount is xx and arrearage amount is xx However, the POC deadline dated on xx The chapter xx plan was filed on xx and the plan was confirmed on xx The chapter xx plan was modified on xx The debtor has promised to pay for trustee in the amount of $x,xxx.xx per month for a period of xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx date of last filing is xx per the comment dated xx the subject property is owner occupied. As per the comment dated xx the reason for default is curtailment of income. According to comment dated xx the subject property had damages due to hurricane and roof. As per the comment dated xx the property needed repairs in the amount of xx As per the comment dated xx and the document located on “xx”, the loss draft check has been received in the amount of xx As per the comment dated xx and the document located on “xx, the loss draft check has been received in the amount of xx However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.
Foreclosure Comments:As per the comment dated xx the foreclosure was initiated in xx and the file was referred to attorney on xx As per the comment dated xx the foreclosure was put on hold due to court delay and the comment dated xx the hold is ended. As per the comment dated xx the foreclosure was put on hold due to Covid-xx and the hold is ended on xx However, the comment dated xx the borrower had filed bankruptcy on xx
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx. The POC was filed by creditor xx for the secured claim amount is xx and arrearage amount is xx However, the POC deadline dated on xx The chapter xx plan was filed on xx and the plan was confirmed on xx The chapter xx plan was modified on xx The debtor has promised to pay for trustee the amount of $x,xxx.xx per month for a period of xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx The date of last filing is xx	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/x/xxxx between the borrower "x" and lender "xx”. As per the modified terms, the new principal balance is $xx,xxx.xx. The principal forgiven amount is $xx,xxx.xx. There are x steps of modification. The borrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 394 |-xx-xx-34 |-xx-| -8.62944% Comment: Amortization term month as 360. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: The current legal status as Bankruptcy-delinquent   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was put on hold due to bankruptcy   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: Not Applicable   Tape Value: 2/xx/2018   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: 2/xx/2018   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 2/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $100000.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.75000%   Tape Value: 4.99900%   Variance: 6.75100%   Variance %: 6.75100%   Comment: As per the note   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: Unavailable   Tape Value: Manufactured Housing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $295.97 Variance: $-295.97 Variance %: -100.00000% Comment: As per the payment history Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.01	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44024019	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,217.43	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.097%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	30.431%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.
The chain of assignment is incomplete as the assignment of mortgage is currently with xx.

There is junior mortgage against the subject property in the amount of $xx in favor of xx.
The annual town taxes for xxxx have been paid in the amount of $xxxx.xx.
The annual town tax for xxxx is due in the amount of $xxxx.xx.
Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for x months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy.

 Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for x months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of xx.

The debtor (Erica M. Mullin) had filed Bankruptcy under chapter-xx on xx and the plan was confirmed on xx. POC was filed on xx.
Motion for Relief from Stay was filed in xx.

The foreclosure was initiated on subject property on xxxx. Refer date is unable to be determined. Complaint was filed on xx. The foreclosure has been put on hold due to borrower has filed bankruptcy on xx under the chapter-xx with the xx. No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.

Foreclosure Comments:The foreclosure was initiated on subject property on xxxx. Refer date is unable to determine. Complaint was filed on xx. The foreclosure put on hold due to borrower had filed bankruptcy on xx under the chapter-xx with the xx. No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor xx had filed bankruptcy under chapter-xx on xx and the plan was confirmed on xx. POC was filed on xx for the secured claim amount is xx and arrearage amount is $xxxx.xx. Motion for relief filed on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $ $xx,xxx.xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxx.xx.	Not Applicable	Affiliated Business Disclosure ARM Rider Credit Report Notice of Servicing Transfer Prepayment Penalty Rider	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Current in foreclosure? is "Yes"   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI? is "Not Applicable"   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 3/xx/2007   Tape Value: 2/xx/2007   Variance: 28 (Days)   Variance %:    Comment: First rate change date is "3/xx/2008"   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: 3/xx/2021   Tape Value: 2/xx/2021   Variance: 16 (Days)   Variance %:    Comment: Next pay change date is "4/xx/2021"   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 12/xx/2020   Tape Value: 8/xx/2020   Variance: 113 (Days)   Variance %:    Comment: Next rate change date is "3/xx/2021"   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.09700%   Tape Value: 4.36600%   Variance: 2.73100%   Variance %: 2.73100%   Comment: Original stated rate is 7.097%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 4/xx/2018   Tape Value: 2/xx/2018   Variance: 58 (Days)   Variance %:    Comment: S&C filing date is "4/xx/2018"   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 2/xx/2037   Tape Value: 2/xx/2037   Variance: 8 (Days)   Variance %:    Comment: Stated maturity date is "2/xx/2037"   Tape Source: Initial   Tape Type:
Field: Subsequent Payment Adjustment Months   Loan Value: 12   Tape Value: 26   Variance: -14   Variance %: -53.84615%   Comment: First rate adjustment months is "12"   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $614.24 Variance: $-614.24 Variance %: -100.00000% Comment: Suspense balance per payment history is "$0.00" Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is "Moderate"."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase state regulations test is failed.

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the prohibited fees test.
Loan Data is$986.86 and Comparison Data is $0.00 hence the Variance is +$986.86.

The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee. A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:a credit report fee; appraisal fee;application fee;commitment fee;warehouse fee;discount points;lock-in fee;a service fee not to exceed $25.00 to cancel the mortgage; andfees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:overnight delivery, messenger, fax, and other special delivery fees;flood certification fees;pest inspection or certification fees;final inspection fee;outside counsels' fees as permitted by N.J.S.A. §46:10A-6;certified check fees;credit report and appraisal update fees;not more than one-year of mortgage insurance premiums;survey fees;recording fees;title and title search fees, including title insurance premiums;taxes;tax service fees;radon test fees;other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM Rider is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan files."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan files."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1 settlement date is 1/xx/2007 after the note date."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44030914	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.961%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage with xx
Chain of assignment has been completed. Currently, the mortgage is with xx
There are x judgments, first in the amount of $xx which was recorded on x/xx/xxxx in the favor of xx in the amount of $xx and the other in the amount of $xx which was recorded on x/xx/xxxx in the xx
For the Parcel # xx
The taxes have been exempted.
For the Parcel # xx
1st and 2nd installment taxes for the year of xxxx have been due in the amount of $xx.xx.
According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $x,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $x,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. No records for bankruptcy and foreclosure has been found. The RFD is banks had freeze the accounts.
No damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is Conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxxxx% and a maturity date of xx/xx/xxxx. The P&I as per payment history is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The tape reflects the loan was modified on x/xx/xxxx and its maturity is x/xx/xxxx. However, the loan modification agreement is missing from the loan file.	Credit Application Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $297.02 |-xx-| $-297.02 |-xx-| -100.00000% Comment: However, the loan modification agreement is missing from the loan file. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 2/xx/2010   Variance:    Variance %:    Comment: However, the loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: However, the loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: However, the loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44091762	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	$0.00	$148.59	12/xx/2023	Not Applicable	No	Moratorium	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.747%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2019 12:00:00 AM	xx	xx	2.500%	xx	01-xx-2019	Financial Hardship	According to updated title report dated xx/xx/xxxx the subject mortgage xx.
The subject mortgage is lower lien position as there is an active municipal lien against the subject property for the amount of xx.
There are two active state tax liens against the borrower which are held by xx.
Utility taxes for the year xxxx-xxxx have been delinquent in the amount of $xxx.xx which was good through till xx/xx/xxxx.
According to payment history as of xx/xx/xxxx the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment received on xx/xx/xxxx in the amount of $xxxx.xx which was applied to the due date x/xx/xxxx. The UPB is xx till the due date xx/xx/xxxx.	Collections Comments:The loan is in collection and the next due date for the payment is xx/xx/xxxx. The last payment received on xx/xx/xxxx in the amount of $xxxx.xx which was applied to the due date x/xx/xxxx. The UPB is xx till the due date xx/xx/xxxx. The loan modification agreement was made between the Borrower xx. As per modification agreement the combined principal balance is in the amount xx and xx of the combined principal balance is permanently forgiven. The lender has agreed to defer the principal balance in the amount of $xx,xxx.xx. The combined principal balance minus the deferred amounts and debt forgiveness amount shall be referred to as the “Interest-Bearing Principal Balance which is in the amount of xx. The borrower has promised to pay P&I in the amount of $xxx.xx at the initial interest rate x.xxx%. The modification has total x steps. The payment had begun from xx/xx/xxxx that is to be ended with a maturity date of x/xx/xxxx. The modification has balloon payment disclosure which states that certain amount of deferred should be paid at the maturity date of the loan.
The debtor xx had filed bankruptcy under chapter x withxx. The debtor was discharged on xx and the case got terminated on xx.

The foreclosure was initiated in this loan in xxxx and the case was referred to attorney on xx. The Foreclosure is on hold for COVID-xx on xx. and the hold expiration date is x/xx/xxxx. The borrower is current with the loan and the file got closed on xx.

The comment dated x/xx/xxxx shows that the borrower’s income is impacted by pandemic and the reason for default is curtailment of income on xx. No further information is available

No damages have been observed in the subject property.

Foreclosure Comments:The foreclosure was initiated in this loan in xxxx and the case was referred to attorney on xx. The Foreclosure is on hold for COVID-xx on x/xx/xxxx and the hold expiration date is xx. The borrower is current with the loan and the file got closed on xx.
Bankruptcy Comments:The debtor xx had filed bankruptcy under chapter x with xx. The debtor was discharged on xx and the case got terminated on xx.	The loan modification agreement was made between the Borrower xx. As per modification agreement the combined principal balance is in the amount xx and xx of the combined principal balance is permanently forgiven. The lender has agreed to defer the principal balance in the amount of $xx,xxx.xx. The combined principal balance minus the deferred amounts and debt forgiveness amount shall be referred to as the “Interest-Bearing Principal Balance which is in the amount of xx. The borrower has promised to pay P&I in the amount of $xxx.xx at the initial interest rate x.xxx%. The modification has total x steps. The payment had begun from xx/x/xxxx that is to be ended with a maturity date of x/x/xxxx. The modification has balloon payment disclosure which states that certain amount of deferred should be paid at the maturity date of the loan.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated .   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2019   Tape Value: 9/xx/2019   Variance: -27 (Days)   Variance %:    Comment: The loan was modified on 9/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: 5/xx/2002   Variance:    Variance %:    Comment: Appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $240000.00   Variance:    Variance %:    Comment: Appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 64.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2590.11   Tape Value: $2148.98   Variance: $441.13   Variance %: 20.52741%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.74700%   Tape Value: 8.50000%   Variance: 2.24700%   Variance %: 2.24700%   Comment: stated origional rate is 10.74%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011001044444444444444444   Tape Value: 105433212111   Variance:    Variance %:    Comment: Payment history string is 1234444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444440100110   Tape Value: 111212354501   Variance:    Variance %:    Comment: Payment history string reversed is 1234444444444444444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 9/xx/2059   Tape Value: 6/xx/2032   Variance: 9953 (Days)   Variance %:    Comment: Stated matuirty date is 9/xx/2059.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44232912	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,486.98	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	No Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	2.748%	xx	01-xx-2019	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with the borrower xx and lender xx which was recorded on xx. The chain of assignment is incomplete as there is a gap in the chain of assignment. Assignment from “xx” to “xx“ is missing from the updated title report. The assignment of mortgage is currently with the “xx”.
There is an active junior mortgage in the amount of xx which was recorded on xx in favor of “xx”.
There is an active junior mortgage in the amount of xx which was recorded on xx in favor of “xx”.
There is an active civil judgment against the borrower in the amount of $xx which was recorded on xx in favor of xx.
1st installment of County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
2nd installment of County tax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
Review of the latest xx months payment history shows that the borrower is delinquent for x month. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for x month. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
Loan Modification agreement was made between borrower and lender on xx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is xx. The reason for modification is financial hardship.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is xx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: L |-xx-| |-xx-| Comment: Borrower #1 Middle Name is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is NA.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation Type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active? is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: Original CLTV Ratio Percent is xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000112233443444444444444   Tape Value: 111001111100000654321000   Variance:    Variance %:    Comment: Payment History String is 111001111100000444321000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444344332211000   Tape Value: 000123456000001111110111   Variance:    Variance %:    Comment: Payment History String Reversed is 0012344400000111110011.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx  Tape Value: xx  Variance: xx   Variance %:    Comment: Stated Maturity Date is xx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Total Balance of junior mortgage is NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase Exception Test failed due to IN License Validation Test:
xx House Enrolled Act 1359 requires the xx Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the xx Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The xx First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to TILA APR Test and xx License Validation Test are failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to TILA APR Test..
TILA APR Test shows Loan Data 0.000%, COmparison Data 7.149% and Variance -7.149%.
The annual percentage rate (APR) is 7.149%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44309729	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,049.16	12/xx/2023	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.450%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Unavailable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of assignment is completed as currently the assignment is with xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual county taxes for xxxx have been paid in full in the amount of $ xxx.xx on xx/xx/xxxx.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on x/xx/xxxx with the lender MERS as nominee for xx.
There are x USA liens against the borrower in favor of xx.
There are x criminal judgments against the borrower in favor of xx.
There is a hospital lien against the borrower in favor of xx.
There are x civil judgments against the borrower in favour of xx.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

As per the notice of lis pendency located at xx, the foreclosure was initiated and the complaint was filed on xx. As per the document located at xx, the foreclosure was dismissed. The borrower filed the bankruptcy with the xx.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of xx. The current interest rate is x.xx% with P&I in the amount of $x,xxx.xx.

Update:
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

Collections Comments:Review of payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of xx. The current interest rate is x.xx% with P&I in the amount of $x,xxx.xx.
As per updated title document xx file was referred to attorney with xx. The complaint was filed on xx. However no further information is available.
The debtor xx had filed Bankruptcy under chapter-xx on xx. The Schedule-D in Voluntary petition shows that the unsecured amount xx out of secured claim in the amount of  xx and the value of collateral is xx. According to the debtor's amended chapter-xx plan which was filed on xx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx for one month & $x,xxx.xx for xx months to the trustee. This plan was confirmed on xx. The POC was filed on xx with the secured claim xx & with an arrearage of xx.
Foreclosure Comments:As per updated title document xx file was referred to attorney with xx. The complaint was filed on xx. However no further information is available.
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-xx on xx.
The Schedule-D in Voluntary petition shows that the unsecured amount xx out of secured claim in the amount of xx and the value of collateral is xx. According to the debtor's amended chapter-xx plan which was filed on xx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx for one month & $x,xxx.xx for xx months to the trustee. This plan was confirmed on xx. The POC was filed on xx with the secured claim xx & with an arrearage of xx.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Currently in Foreclosure? is Yes Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $233778.36   Tape Value: $233778.00   Variance: $0.36   Variance %: 0.00015%   Comment: Original Balance (or Line Amount) is $233,778.36   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Refiance per HUD-1 is Cash Out   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 9/xx/2014   Tape Value: 8/xx/2014   Variance: 30 (Days)   Variance %:    Comment: S&C Filing Date is 9/xx/2014   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $2217.64 Variance: $-2217.64 Variance %: -100.00000% Comment: Suspense Balance per Payment History is $0.00 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to:

This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 6.548%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 6.548%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44378963	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$532.94	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	39.187%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	8.213%	xx	01-xx-2020	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage xx. The chain of the assignment has been completed. The latest assignment is with xx. No active lien and judgment against the borrower and the subject property has been found. Annual city taxes for the year xxxx have been paid on xx/xx/xxxx for the amount of $xxx.xx and annual county taxes are due on xx/xx/xxxx for the amount of $xxx.xx. No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
No foreclosure activity has been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest available months of servicing comments. As per the BPO report dated xx/xx/xxxx located at xx, the subject property has been occupied by the owner. The subject property needed repair for the amount of $x,xxx.xx on exterior painting and repairs on the roof. However, the latest comments do not have information regarding the repairing of property. The latest BPO report is needed to validate the repair.

Update-
As per comment dated x/xx/xxxx, the hearing for trustee's motion to dismiss on x/xx/xxxx. No further details were provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrower xx had filed for bankruptcy under Chapter-xx with xx, and the plan was confirmed on xx. The POC was filed by the creditor xx with the POC amount of $xx,xxx.xx and the amount of arrearage is $x,xxx.xx. As per the order confirming the chapter xx plan the debtor was supposed to pay to the trustee bi-weekly in the amount of $xxx.xx for the period of xx months. The Schedule-D in Voluntary petition shows $xx,xxx.xx as an unsecured portion out of the claim amount of $xx,xxx.xx. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx.	The step modification agreement was made on xx/xx/xxxx between the borrower xx. The new principal balance is xx with an interest rate of x.xxx% which steps up in x steps ending at x.xxx%. The servicer agrees to forgive the $x,xxx.xx. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx and the maturity is dated xx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Right of Rescission	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: As per the note, the interest calucation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2020   Tape Value: 2/xx/2025   Variance: -1827 (Days)   Variance %:    Comment: As per the mod, the mod step 1 date is 2/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 8.213%   Tape Value: 9.213%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the mod step 1 rate is 8.213.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 2/xx/2025   Tape Value: 2/xx/2026   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the mod step 2 date is 2/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 9.213%   Tape Value: 9.750%   Variance: -0.537%   Variance %: -0.53700%   Comment: As per the mod, the mod step 2 rate is 9.213.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000010000000000011111111   Tape Value: 000110976555654322222222   Variance:    Variance %:    Comment: The payment history string is 00011012MMMMM44422222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111110000000000010000   Tape Value: 222222223656555679001000   Variance:    Variance %:    Comment: The payment history string reversed is 22244MMMMMM21011000000.   Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: 11/xx/2009   Tape Value: 12/xx/2007   Variance: 678 (Days)   Variance %:    Comment: as per the note, the PP end date is 11/xx/2009.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: 24   Tape Value: 2   Variance: 22   Variance %: 1100.00000%   Comment: As per the note, the PPTmonth is 24.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 8096 (Days) Variance %: Comment: As per the mod, the new maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE failed due to the following tests.
TILA APR Test.
Brokerage/Finder Fee Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
Brokerage/Finder Fee Test: FAIL Loan Data $2,850.00 Comparison Data $1,710.00 Variance +$1,140.00."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.285%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data 0.000% Comparison Data 10.285% Variance -10.285%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44445234	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,560.00	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	20.107%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2015 12:00:00 AM	xx	Not Applicable	7.500%	xx	01-xx-2015	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. The latest assignment is with xx.
There are three water sewer liens active in the favor of City of xx in the total amount of $xx which was recorded on xx, x/xx/xxxx and x/xx/xxxx.
 There is a state tax lien in the favor of Commonwealth of PA in the amount of $xx which was recorded on xx.
There are numerous judgments against the borrower in the favor of different plaintiffs  in the amount of $xx which was recorded on different dates.
There is a civil judgment in the favor of xx in the amount of $xx which was recorded on xx.
The annual installment of county jurisdiction tax of xxxx has been paid in the amount of $xxxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for xx months and the last payment was received on x/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for xx months and the last payment was received on xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.
The reason for default is unable to be determined.
The loan modification agreement was made between (borrower) xx.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
The current status of the loan is bankruptcy.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xx,xxx.xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-xx.
No evidence has been found regarding damage.

Foreclosure Comments:As per collection comments the foreclosure was initiated. The file was referred to an attorney. The complaint was filed on x/xx/xxxx. The service was completed on x/xx/xxxx. The judgment was entered on x/xx/xxxx. The sale was scheduled on x/xx/xxxx. However, the foreclosure was put on hold due to borrower filed bankruptcy on x/xx/xxxx. No further details have been found.
Bankruptcy Comments:According to PACER report, the borrower Robert Perkins JR had filed bankruptcy under chapter-xx with the case# xx-xxxxx on x/xx/xxxx. The plan was confirmed on x/xx/xxxx. The POC was filed on xx/xx/xxxx, the POC amount is $xx,xxx.xx and the arrearage amount is $xx,xxx.xx. The motion for relief was filed on x/xx/xxxx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months and $xxx.xx per month for xx months. The date of the last filing is xx/xx/xxxx.	This loan modification agreement was made between (borrower) xx.
The borrower promises to pay the new UPB in the amount of $xx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from xx. The maturity is xx. There is no provision for the balloon payment.	Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: 18-16007 Tape Value: xx |-xx-| |-xx-| Comment: xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2015   Tape Value: 2/xx/2015   Variance: -13 (Days)   Variance %:    Comment: 1/xx/2015.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2006   Tape Value: 11/xx/2006   Variance: -5 (Days)   Variance %:    Comment: 11/xx/2006.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000044444444444444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444440000000000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: 444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing from the loan files."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD, the settlement date is 9/xx/2006 which is not aligned with the note date."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44450512	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,003.00	12/xx/2023	Unavailable	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	507	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	1.000%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment has been completed. The current assignment of mortgage is with xx

There is one state tax lien against the borrower xx in the favor of xx

The combined annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected is in the amount of $xx,xxx.xx. The loan was modified on xx/xx/xxxx. The collection comment dated xx/xx/xxxx states the reason for default is unemployment. However, unable to determine whether the borrower’s income has been affected by Covid-xx from available collection comments. The foreclosure was initiated. The file was referred to attorney on xx/xx/xxxx. However, further foreclosure proceedings were on hold due to Covid-xx disaster moratorium declared on xx/xx/xxxx. The collection comment dated xx/xx/xxxx states the subject property is owner-occupied. No comments have been found regarding the subject property condition.
Foreclosure Comments:The foreclosure was initiated. The file was referred to attorney on xx/xx/xxxx. However, further foreclosure proceedings were on hold due to Covid-xx disaster moratorium declared on xx/xx/xxxx.
Bankruptcy Comments:According to the PACER, the borrower xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx; therefore, there is no unsecured portion. The chapter -xx plan was confirmed on xx. The debtor was supposed to pay the trustee the amount of $xxx.xx for xx months under the chapter xx plan. The Proof of Claim filed on xx/xx/xxxx under claim#xx-x. The total amount of secured claim is $xx,xxx.xx and the amount of arrearage is $x,xxx.xx. The case was dismissed on xx.	The loan modification agreement was made between xx. The borrower promises to pay interest only payment amount of $xx.xx with an interest rate of x.xxx% for xx months then the P&I amount of $xxx.xx monthly with an interest rate of x.xxx% for xx months, P&I in the amount of $xxx.xx with an interest rate of x.xxx% for xx months, and P&I in the amount of $xxx.xx with an interest rate of x.xxx% for remaining xxx months. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated. The file was referred to attorney on 01/xx/2020. However, further foreclosure proceedings were on hold due to Covid-19 disaster moratorium declared on 04/xx/2020.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -10 (Days)   Variance %:    Comment: As per modification agreement, the loan was modified effective on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: LTV exceeds more than 80% the lender requires a mortgage insurance certificate. However, the MI certificate is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per note, there is no interest only period.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 60   Variance:    Variance %:    Comment: As per note, there is no interest only period.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: GE Mtg Ins Co   Variance:    Variance %:    Comment: The mortgage insurance certificate is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Variance: -84 (Days)   Variance %:    Comment: As per appraisal report, the original appraisal date is xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000010044444444444   Tape Value: 007666654323   Variance:    Variance %:    Comment: Payment history string is 0MMMMMMMMMM4442322000MM201.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444440010000000000   Tape Value: 323456676700   Variance:    Variance %:    Comment: Payment history string reversed is 102MM0002232444MMMMMMMM0.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx7 Variance: 8370 (Days) Variance %: Comment: As per modification agreement, the stated maturity date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is originated as conventional on 08/xx/2007. LTV exceeds more than 80% the lender requires a mortgage insurance certificate. However, the MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44566481	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$652.00	08/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.987%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	582	579	20.594%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	Not Applicable	3.375%	xx	01-xx-2015	Financial Hardship	According to the updated title report dated x/xx/xxxx, xx
The chain of assignment has not been completed. The current assignment is from xx

There is civil judgment against the borrower with the favor of xx
Combined annual taxes for the year of xxxx have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to latest payment history as of x/xx/xxxx, the borrower is currently delinquent for x month and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the collection and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated x/xx/xxxx, the subject property is owner occupied. As per the comment dated x/xx/xxxx, the borrower has impacted by Covid-xx pandemic. As per the comment dated x/xx/xxxx, the repayment plan was beginning on x/xx/xxxx for the amount of $x,xxx.xx for x months. As per the comment dated x/xx/xxxx, the reason for default is Curtailment of income. No further details have been found regarding Covid-xx. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower "xx" and lender "xx. As per the modified terms, the new principal balance isxx. The borrower has promised to pay the in the amount of xx with the interest rate of xx	Affiliated Business Disclosure Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |-xx-| |-xx-| Comment: n/A Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: not applicable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Comment: as per note   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: n/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx. The Choice of Insurer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44603218	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$879.46	11/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.220%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.260%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	6.569%	xx	01-xx-2020	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in favor of xx and it was recorded on xx
The chain of assignment has been completed. Currently, the mortgage is with the xx
There is a civil judgment open against the borrower in the favor of xx in the amount of $x,xxx.xx which was recorded on xx	The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
Foreclosure was started in xx by referring to attorney on xx. file was out on hold due to loss mitigation. Comment dated xx states that the loan was modified.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Foreclosure was started in xx by referring to attorney on xx. file was out on hold due to loss mitigation. Comment dated xx states that the loan was modified.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrowers and servicer on xx with the new modified unpaid principal balance is $xx,xxx.xx. Servicer has permanently forgiven the principal balance in the amount of $xx,xxx.xx. The interest bearing amount was $xx,xxx.xx with interest rate x.xxx% and the modified P&I was x.xxx. The first modified payment due date was xx and the maturity date will be xx	Affiliated Business Disclosure Credit Application Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000113211111101000000000   Tape Value: 000099999999987654322111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000101111112311000   Tape Value: 111223456989999999900000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $83814.11   Tape Value: $94807.93   Variance: $-10993.82   Variance %: -11.59588%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file. Data is captured from credit application located at "xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $237,313.89. The disclosed finance charge of $237,261.31 is not considered accurate for purposes of rescission because it is understated by more than $35."
* MI, FHA or MIC missing and required (Lvl 2)     "This is conventional loan. The LTV is greater than 100% and hence the MI certificate is required which is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan fie."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44625409	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,041.04	12/xx/2023	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	615	Not Applicable	37.470%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	1.000%	xx	01-xx-2017	Financial Hardship	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. There are no active liens and judgments. Annual borough taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual school taxes for the year of xxxx have been due in the amount of $xxxx.xx. No prior year delinquent taxes have been found.

Update
As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens found.
The annual combined taxes for xxxx were paid in the amount of $xxx.xx on x/xx/xxxx.
The annual school taxes for xxxx were paid in the amount of $x,xxx.xx on x/xx/xxxx.
As per updated title report, no prior year taxes are delinquent.	According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received in the amount $xx.xx and the payment applied date was x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Update:
As per review of the payment history dated as of x/xx/xxxx, the borrower has been delinquent for x months. The last payment received is unable to be determined. The next due date, as per tape, is x/xx/xxxx. The UPB is unavailable. The latest payment history is missing from x/xx/xxxx to xx/xx/xxxx. As per servicing comment dated x/xx/xxxx, the loan was modified effective x/xx/xxxx.	Collections Comments:The loan is in foreclosure. According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received in the amount of $xx.xx and the payment applied date was x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The loan modification agreement was done on xx. Reason for modification is financial hardship. As per modification, unpaid principal balance is $xxx,xxx.xx. Deferred balance is $xx,xxx.xx and interest bearing amount is $xx,xxx.xx. Borrower promises to pay UPB with interest rate x.xx% and P&I $xx.xx beginning on x/xx/xxxx. New maturity date is x/xx/xxxx.
The foreclosure was initiated. The file was referred to an attorney on xx. The complaint was on xx. As per the sellers tape data, the sale date is set for xx/xx/xxxx. However, the file is on hold due to covid-xx. Further details are not available.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.

Update:
The current status of the loan is active bankruptcy.
The latest payment history is missing from the loan file. According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xxx,xxx.xx.
As per servicing comment dated xx/xx/xxxx, the foreclosure has been placed on hold as borrower filed for bankruptcy under chapter xx on xx. The bankruptcy is still active.
As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with xx. Further details not provided.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx. As per the sellers tape data, the sale date is set for xx. However, the file is on hold due to covid-xx. Further details are not available.

As per servicing comment dated xx/xx/xxxx, the foreclosure has been placed on hold as borrower filed for bankruptcy under chapter xx on xx. The bankruptcy is still active.
Bankruptcy Comments:As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with xx. Further details not provided.	The loan modification agreement was done on xx. Reason for modification is financial hardship. As per modification, unpaid principal balance is $xxx,xxx.xx. Deferred balance is $xx,xxx.xx and interest bearing amount is $xx,xxx.xx. Borrower promises to pay UPB with interest rate x.xx% and P&I $xx.xx beginning on x/x/xxxx. New maturity date is x/x/xxxx.	Affiliated Business Disclosure Mortgage Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 585 |-xx-xx-225 |-xx-| -38.46153% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $51258.96   Tape Value: $65114.23   Variance: $-13855.27   Variance %: -21.27840%   Comment: Deferred balance per PH is $51,258.96.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx   Variance: 126 (Days)   Variance %:    Comment: FC delayed date 7/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 6/xx/2022   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: MOD amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 585   Variance: -225   Variance %: -38.46153%   Comment: Loan Origination maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 6/xx/2022   Tape Value: 5/xx/2022   Variance: 31 (Days)   Variance %:    Comment: Mod step 1 date 6/xx/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 6/xx/2023   Tape Value: 5/xx/2023   Variance: 31 (Days)   Variance %:    Comment: Mod step 2 date 6/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 6/xx/2024   Tape Value: 5/xx/2024   Variance: 31 (Days)   Variance %:    Comment: Mod step 3 date 6/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 6/xx/2025   Tape Value: 5/xx/2025   Variance: 31 (Days)   Variance %:    Comment: Mod step 4 date 6/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000044   Tape Value: 999999999999998765432110   Variance:    Variance %:    Comment: PH string is 44444444444444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 440000000000000000000000   Tape Value: 011234567999999999999999   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 37.470%   Tape Value: 3774.000%   Variance: -3736.530%   Variance %: -3736.53000%   Comment: DTI per 1003 is 37.470%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Per 1003 purpose of transaction is Cash out Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 is cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is a FHA loan. LTV at the origination was xx. However, MI certificate is missing in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44700408	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$885.67	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$374.58	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	120	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	26.851%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	5.000%	xx	01-xx-2017	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed.
There is a junior mortgage which was originated on xx and was recorded on xx, in the amount of $xx, in favor of xx.
Annual County taxes for the year xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.	As per the review of payment history as of x/xx/xxxx, the borrower is current with a loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with a loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The loan was modified on x/xx/xxxx between the borrower xx and the Lender is xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with an interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/xx/xxxx. The maturity date as per modification is x/xx/xxxx.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
As per comment dated x/xx/xxxx, the borrower’s spouse has been laid off due to Covid. As per comment dated x/xx/xxxx, the borrower also expected to be laid off. The borrower was offered x-month repayment plan ending on x/xx/xxxx. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on x/x/xxxx between the borrower xx and the Lender is xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with an interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx. The maturity date as per modification is x/x/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 620 |-xx-xx-260 |-xx-| -41.93548% Comment: The amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: There is no any ballon indicator.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 500   Variance: -140   Variance %: -28.00000%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000001111111111111   Tape Value: 110001121000000012222222   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 101001112333333333333333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111111100000000000   Tape Value: 222222210000000121100011   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is 333333333333333211100101.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 27.146%   Tape Value: 4781.000%   Variance: -4753.854%   Variance %: -4753.85400%   Comment: The post close dti per 1003 is 27.146%..   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $21750.00 Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "As per note unable to confirm the operative index value."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44771728	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$19,713.85	12/xx/2023	Unavailable	Yes	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	xx	4.000%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was xx. Currently, the mortgage is with xx. The combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. The school and village annual taxes for the year of xxxx-xxxx have been paid in the total amount of $xx,xxx.xx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. The UPB is reflected in the amount of xx till the due date of xx/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. The UPB is reflected in the amount of xx till the due date of xx/xx/xxxx. The borrower had filed bankruptcy under chapter x with the xx. The motion for relief from stay was filed on xx. The case was dismissed on xx and terminated on xx. According to servicing comments, the foreclosure was initiated and the sale was scheduled for xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter x with the xx. The comment dated xx reflects that the foreclosure was contested. However, contested was filed for additional fees. Further information is not available to confirm whether the contested matter was resolved. As per servicing comments, unable to determine the reason for default. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the sale was scheduled for xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter x with the xx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter x with the xx. The motion for relief from stay was filed on xx. The case was dismissed on xx and terminated on xx.	The step loan modification agreement was made on x/x/xxxx between the borrower xx and lender xx. The borrower promises to make a payment of $xxxx.xx with the interest rate of x.xxx% for xx months. This modification has four steps and the last P&I is in the amount of $xxxx.xx with the interest rate of x.xxx% beginning from xx/x/xxxx till maturity date of x/x/xxxx. The deferred balance amount of xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx. Lender agrees to forgive the principal in the amount of xx. This amount of principal forgiven exceeds x% of the modified balance.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2020   Tape Value: 9/xx/2020   Variance: -7 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 60   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 11.125%   Tape Value: 5.000%   Variance: 6.125%   Variance %: 6.12500%   Comment:    Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 2.250%   Tape Value: 3.875%   Variance: -1.625%   Variance %: -1.62500%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: 7/xx/2007   Tape Value: 7/xx/2007   Variance: -20 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $760000.00   Tape Value: $432000.00   Variance: $328000.00   Variance %: 75.92592%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 70.000%   Tape Value: 123.148%   Variance: -53.148%   Variance %: -53.14800%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 099999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999990   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: 311 Ouaker Road   Tape Value: 311 QUAKER RD   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: 3/xx/2020   Tape Value: 8/xx/2011   Variance: 3146 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $760000.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2060 Tape Value: 8/xx/2037 Variance: 8432 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost Note Affidavit found in the loan at (xx) stating that Original Note has been lost. However, a Copy of Note found in the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York state. The following state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Part 80 Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
New York Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determine from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business from is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44798189	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$431.20	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.104%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx, in the amount of xx, in favor of xx. recorded in Instrument# | Book/Page xx

The chain of assignment has been completed. The last assignment is with xx

No Active mortgages, liens, and judgments.

The annual county taxes of xxxx of have been paid in the amount of $xx.xx of parcel #xx

The annual county taxes of xxxx of have been due in the amount of $xxx.xx of parcel #xx
The annual county taxes of xxxx of have been paid in the amount of $xxx.xx of parcel # xx.

No delinquent taxes have been found for the prior year.
As per the review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate xx.xxx% which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xx,xxx.xx.	Collections Comments:The current legal status of loan is currently in performing. As per the review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate xx.xxx% which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xx,xxx.xx.

As per the collection comment unable to determine the reason for default. The subject property is owner occupied with no damage and repairs are found. The borrower's intention is to keep the property.

No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: The lender does not require the MI. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 10.10400% Tape Value: 10.10000% Variance: 0.00400% Variance %: 0.00400% Comment: As per the note, the original rate is 10.140%. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "ComplianEase risk indicator is "Significant" due to this loan is failed for: xx Rate Spread Home Loan Test

xx Rate Spread Home Loan Test.
xx RSHL DTI Provided Test.
xx RSHL Documentation Type Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the xx rate spread home loan test.  The loan is a rate spread home loan, as defined in the legislation. For more information please see the xx Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the xx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.  This loan failed the DTI provided test.  The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.  This loan failed the documentation type test.  The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* Property is Manufactured Housing (Lvl 4) "The Home is not affixed. An Appraisal Report at the origination located at “xx” shows the type of subject property as a “Manufactured Home”. However, the Affidavit of Affixation is not available in the loan file. Neither ATLA 7 endorsement is incorporated with final title policy nor VIN# is available with the legal description of subject mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file. 1. Amortization Schedule Disclosure 2. Credit Property Insurance Disclosure 3. Fee Agreement 4. Priority of Security Instrument Disclosure 5. Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44799732	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,010.18	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.600%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	548	Not Applicable	63.395%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.

No active liens or judgments have been found against the borrower/the subject property.
County taxes of xxxx have been paid in the amount of $xxxx.xx on x/xx/xxxx.
As per payment history as of x/xx/xxxx show that the loan is current and the next due date for regular payment is xx/xx/xxxx. The last regular payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The current interest rate is x.xxx % with P&I in the amount of $xxx.xx. The unpaid principal balance is in the amount of $ xx,xxx.xx.	Collections Comments:Currently the loan is performing.

As per payment history as of x/xx/xxxx show that the loan is current and the next due date for regular payment is xx/xx/xxxx. The last regular payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The current interest rate is x.xxx % with P&I in the amount of $xxx.xx. The unpaid principal balance is in the amount of $ xx,xxx.xx.  Bankruptcy was not filed.  In the latest xx months no details have been found regarding foreclosure.   No comment regarding damage and repairs located to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Loan was not modified. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000001221111110100001111   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 111100001111111122100000   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Source: Initial   Tape Type:
																																																																																																				Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Total balance of junior lien is not applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* DTI > 60% (Lvl 2) "The DTI is 63.395% is greater than 60%." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44871572	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,328.88	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	xx	4.500%	xx	01-xx-2019	Financial Hardship	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. Subject mortgage was originated on xx in the amount of xx
Chain of assignment is incomplete as the current assignee is xx. It should be xx.
There is a junior mortgage in the amount of xxecorded with xx.
There is a junior State tax lien in the amount of xx recorded on xx with State of SC.
There are two junior civil judgments in the total amount of $xx.
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is x month behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is x month behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with fixed interest rate of x.xxx % and P&I of $xxx.xx. First payment was started from xxand the maturity date is xx.	Credit Application Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 377 |-xx-xx-17 |-xx-| -4.50928% Comment: Amortization term is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 377   Variance: -17   Variance %: -4.50928%   Comment: Maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Payment History String   Loan Value: 000100100000000000000000   Tape Value: 111110120000000000087666   Variance:    Variance %:    Comment: Payment history string is M11111100000000000MMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000001001000 Tape Value: 666780000000000021011111 Variance: Variance %: Comment: Reversed payment history string is M11111100000000000MMMMMM. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina. The following required state disclosures are missing from the loan file.
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure
3. Manufactured Home Loan  Disclosures"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45073050	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,861.00	12/xx/2023	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	64.275%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	3.330%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx

The chain of assignment has been completed. Currently, the assignment of mortgage is with xx

There is one junior mortgage that originated against the subject property. The mortgage was originated on xx

The Town, county, and school annual installment taxes for the year xxxx/xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx, $xxx.xx on xx/xx/xxxx, and $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx. The collection comment dated xx/xx/xxxx states the reason for default is excessive obligations. The foreclosure was initiated. The file was referred to attorney on xx The lis pendens xx was filed on xx in the favor of xx which was recorded on xx The collection comment dated xx states the file is hold for loss mitigation review. The loan modification agreement (xx) was made between xx with the new modified unpaid principal balance is xx No further proceedings found. No evidences have been found regarding the borrower’s income impacted due to covid-xx pandemic. The collection comment dated xx states the subject property is in good condition.
Foreclosure Comments:The foreclosure was initiated. The file was referred to attorney on xx The lis pendens (xx) was filed on xx in the favor of xx.  The collection comment dated xx/xx/xxxx states the file is hold for loss mitigation review. The loan modification agreement (xx) was made between xx No further proceedings found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx. The interest bearing amount was xx with interest rate x.xxx% and the modified P&I was $xxx.xx. The first modified payment due date was xx.	Credit Report Initial Escrow Acct Disclosure Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 629 |-xx-xx-269 |-xx-| -42.76629% Comment: As per note, the original maturity term is 360 months. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: xx  Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: xx  Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per 1003 application report, the total monthly income is xx and the total monthly expenses are xx Hence, the DTI is greater than xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report at origination is missing from the loan files."
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45090663	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$909.04	12/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.050%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	507	Not Applicable	49.487%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	3.375%	xx	01-xx-2016	Financial Hardship	Review of updated title report dated x/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx under instru# xx with xx.’ with the loan amount of xx.
The chain of assignment has not been completed. Currently assignment is with ‘xx’. Also there is gap between in two assignments from ‘xx’ to 'xx'.
No active judgments/liens have been found against the borrower/subject property.
The county taxes for xxxx have been paid off in the amount of $xxx.xx.
No delinquent taxes have been found.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Comments:
xx

The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.
The comment dated x/xx/xxxx shows that borrower’s income has been reduced due to covid-xx. The comment dated x/xx/xxxx shows that borrower’s income is impacted due to pandemic. No further details have been found regarding covid-xx.
No evidences have been found regarding bankruptcy case.
The comment dated x/xx/xxxx shows that subject property is occupied by owner.
As per collection comment dated xx/xx/xxxx shows borrower had damaged in kitchen due to fire. The comment dated x/xx/xxxx shows that borrower had filed the claim with ‘xx’ and also he had received the check. The comment dated x/xx/xxxx shows that loss type is fire and lightning with loss amount of $x,xxx.xx. The comment dated xx/xx/xxxx shows that check was received in the amount of $x,xxx.xx. The comment dated x/xx/xxxx shows that subject property is occupied by owner. No further details have been found regarding damages/repairs.  Hence, unable to determined that whether the subject property has been repaired or not.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the step sale was re-projected for xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of $xx,xxx.xx. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx to the new maturity date of xx.	Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 586 |-xx-xx-226 |-xx-| -38.56655% Comment: Amortization term months (CE, S&P) is "360". Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure? is "Yes"   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 588   Variance: -228   Variance %: -38.77551%   Comment: Loan original maturity term months is "360"   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000001   Tape Value: 433232102110321000054321   Variance:    Variance %:    Comment: Payment history string is "432132301210123000012344".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000000000000000000000   Tape Value: 123450000323011201232334   Variance:    Variance %:    Comment: Payment history string reversed is 432100003210132103224444.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 49.487%   Tape Value: 4949.000%   Variance: -4899.513%   Variance %: -4899.51300%   Comment: Post-Close DTI per 1003 is "49.487%".   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 is cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate due to,

1. This loan failed the grace period test.
2. This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "1. This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located.
2. This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45146646	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$435.02	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.330%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	3/xx/2010 12:00:00 AM	xx	xx	1.980%	xx	6/xx/2010 12:00:00 AM	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx with the lender xx which was recorded on xx
The chain of assignment has been completed. The current assignment is with xx
There is a junior mortgage in favor of xx recorded on xx in the amount of xx
There are two civil judgments against the borrower in favor of xx recorded on different dates in the total amount of xx
The annual combined taxes for the year of xxxx are due with due date of xx in the amount of xx
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx According to the modified terms, the new modified principal balance is xx with deferred balance of xx and interest bearing amount of xx The borrower promised to pay $xxx.xx monthly with interest rate of x.xx%. The first modified payment date is xx and the maturity is xx There is no balloon payment.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xx|-xx-| |-xx-| Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 8493 (Days) Variance %: Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The Manufactured home has not been affixed to permanent foundation.
The appraisal report is missing from the loan file. According to the seller’s tape data, the subject property type is manufactured housing. However, latest tax report attached with updated title report dated xx still shows separate tax assessment for land and xxlding. Neither final title policy has ALTA-7 endorsement attached with it nor does the mortgage have VIN/Serial number listed in it. It is unable to confirm whether subject property is affixed to the land. The Affidavit of Affixation is not available in the loan file."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45503191	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,622.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	530	490	44.988%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	Not Applicable	6.000%	xx	01-xx-2015	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated xx. The chain of assignment has not been completed as the assignment is with xx. There are no active liens and judgments found against the borrower and the property. The combined first installment combined taxes of xxxx have been paid in the amount of $ xxx.xx. The combined first installment combined taxes of xxxx have been due in the amount of $ xxx.xx No prior year delinquent taxes have been found.	According to the sellers tape data as of payment history is x/xx/xxxx, the borrower is delinquent for the x months. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The Loan current status is collection. According to the sellers tape data as of payment history is x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payment as per Loan modification agreement was made on x/xx/xxxx.The agreement made between the borrowers (Luis F. Fidalgo & Carmen M. Fidalgo ) and lender is (Bank of America, N.A.)The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from x/xx/xxxx. The maturity date as per loan modification agreement is x/xx/xxxx. According to collection comment dated x/xx/xxxx the RFD is borrower is being impacted by Covid-xx Pandemic.Hence the borrower income is impacted by covid-xx and had curtailment of income. No further detail has been found. The subject property has been occupied by the owner. The borrower's intention is to keep the property. No evidence has been found regarding Bankruptcy and Foreclosure. No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. No employment related information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The borrower has been making payment as per Loan modification agreement was made on x/x/xxxx.The agreement made between the borrowers xx and lender is xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from x/x/xxxx. The maturity date as per loan modification agreement is xx. Before this the loan was modified in xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 370 |-xx-xx-10 |-xx-| -2.70270% Comment: As per Note note, the loan amortization term is 360. However, tape reflects 370. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1553.45   Variance: $-1553.45   Variance %: -100.00000%   Comment: As per modification,the mod doesn’t contain deferred balance. However, the tape data reflects deferred balnce in the amount of $1,553.45.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Property is not active in FC.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 370   Variance: -10   Variance %: -2.70270%   Comment: As per note, loan original maturity terms are 360 months. However, the tape data reflects 370 months.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $980.97   Tape Value: $0.00   Variance: $980.97   Variance %:    Comment: As per note, original stated P&I is $980.97. However, the tape data reflects P&I is $00.00.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.50000%   Tape Value: 0.00000%   Variance: 6.50000%   Variance %: 6.50000%   Comment: As per note, originally stated rate is 6.500%.However, the tape data reflects 00.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010001000000000000000000   Tape Value: CC1CC1C11C1CCCCCCCCC1222   Variance:    Variance %:    Comment: As per Payment history string 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000100010   Tape Value: 2221CCCCCCCCC1C11C11C1CC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing Appraisal (Lvl 3) "The Appraisal report is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: $199,776.7, Comparison Data: $199,881.32, Variance: -$104.56.
This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
* Credit Score for borrower is less than 500 (Lvl 2)     "Credit score of borrower is less than 500."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file. 1. Lead-Based Paint Disclosure 2. Mortgage Loan Application Disclosure 3. Carbon Monoxide Alarms 4. MA Smoke Detector Certificate 5. Notice of the Specific Reason for Denial of Credit 6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not executed by all borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45506493	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$532.80	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.775%	360	480	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	5/xx/2011 12:00:00 AM	xx	Not Applicable	7.775%	xx	01-xx-2011	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently the assignment is with xx.
There are xx IRS liens against the borrower xx.
There is judgment against the borrower xx.
The annual combined taxes for the year of xxxx have been due in the amount of $xxx.xx which was due on xx/xx/xxxx.
No delinquent taxes have been found for the prior year.
As per the review of the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in bankruptcy. the borrower has been delinquent for x months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.
According to the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. The foreclosure was referred to attorney on xx. However, the foreclosure put on hold due to borrower had filed bankruptcy on xx.
According to the xx the debtor xx had filed for bankruptcy under chapter-xx with the case#xx. The plan was confirmed on xx. The schedule D of Voluntary Petition does not show any unsecured amount. The date of last filing bankruptcy is xx. Currently the loan is an active bankruptcy.

The loan Modification agreement was made on x/xx/xxxx.

As per review of servicing comment, the subject property is owner occupied with good condition. No damage and repairs have been found latest servicing comments.

Foreclosure Comments:According to the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. The foreclosure was referred to attorney on xx. However, the foreclosure put on hold due to borrower had filed bankruptcy on xx. Further details regarding the foreclosure are not available.
Bankruptcy Comments:According to the xx the debtor xx had filed for bankruptcy under chapter-xx with the case xx. The plan was confirmed on xx. The POC was filed on xx. the POC amount is xx and the arrearage amount is $x,xxx.xx. Under amended chapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage in the amount of $x,xxx.xx was committed to pay $xxx.xx monthly basis. The date of last filing bankruptcy is x/xx/xxxx. Currently the loan is an active bankruptcy.	Loan Modification agreement was made between borrower and lender on effective date of x/xx/xxxx. The borrower had given promise to pay the UPB of $xx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xxx with fixed amortized type and it was beginning from first payment date on x/x/xxxx and ends with the maturity date of x/x/xxxx.	Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 399 |-xx-| 81 |-xx-| 20.30075% Comment: Amortization term months is 480.00 Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure put on hold due to BK filed.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $8642.94   Variance: $-8642.94   Variance %: -100.00000%   Comment: Deferred principal per payment history is $0.00   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2011   Tape Value: 7/xx/2011   Variance: -37 (Days)   Variance %:    Comment: Doc date of last modification is 5/xx/2011.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 8/xx/2006   Tape Value: 7/xx/2011   Variance: -1795 (Days)   Variance %:    Comment: First payment date is 8/xx/2006.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 301   Variance: 59   Variance %: 19.60132%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000444444444444   Tape Value: 99999999999FF99999956676   Variance:    Variance %:    Comment: Payment history string reversed is 44432104444MMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444000000000000 Tape Value: 676659999F9FF99999999999 Variance: Variance %: Comment: Payment history string reversed is MMMMMMMMMMMMM44440123444. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file located at xx, However, the document is incomplete the second page is missing from the loan file. Hence, the Points & Fees are updated as per the Itemization document located at xx."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file. However, the income & expenses are captured from 1008 which is located at xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The Loan was originated on 6/xx/2006 and settled on 6/xx/2006, Hence the settlement date is different from note date."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45566229	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,064.83	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.030%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	62.884%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx which was recorded on xx
The chain of assignment has been completed. The current assignment is with xx
There is a judgment recorded prior to the subject mortgage in favor of xx in the amount of $xx recorded on xx
The annual county taxes for the year of xxxx are due in the amount of $xxx.xx.
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
The comment dated x/xx/xxxx shows that the borrower is unable to make payments due to being impacted by COVID-xx. The borrower told that the their job has been affected. No further details have been found.
No any damages have been found to the subject property. The subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Good Faith Estimate Notice of Servicing Transfer	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1025.49   Variance: $-1025.49   Variance %: -100.00000%   Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 362   Variance: -2   Variance %: -0.55248%   Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 252   Tape Value: 254   Variance: -2   Variance %: -0.78740%   Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The Manufactured home has not been affixed to permanent foundation.
According to the appraisal report at the time of origination, the subject property type is manufactured housing. There is no addendum to the appraisal has been found in the loan file. Neither final title policy has ALTA-7 endorsement attached with it nor does the mortgage have VIN/Serial number listed in it. It is unable to confirm whether subject property is affixed to the land. Latest driven by BPO report dated xx reveals that the subject property type is Manufactured. The Affidavit of Affixation is not available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, the values are updated from initial application."
* ComplianceEase HOEPA Test Failed (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to one of the following findings: ( 12
CFR §1026.35 , transferred from 12 CFR §226.35 as enacted in xx )
The loan is a higher-priced mortgage loan and the document type of the loan is "No Asset Verification," "No Asset or
Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or
The documentation type of the loan was not provided. The documentation type is one of sexxl factors that should be considered when making any higher-priced mortgage loan.
PLEASE NOTE: This result is not a determination that the creditor analyzed the borrower's ability to repay a higher-priced mortgage loan based on 12 CFR §1026.35.
See HOEPA Higher-Priced Mortgage Loan Repayment Ability Alert (below) for full repayment ability requirements.

§226.35(a)(1) as enacted in xx )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced mortgage loans even if the additional conditions are met."
* ComplianceEase Risk Indicator is "Critical" (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test.

This loan failed the HOEPA higher-priced mortgage loan test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the documentation type test. ( NC GS §24-1.1F(c) )
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
PLEASE NOTE: This result is not a determination that the creditor analyzed the borrower's ability to repay a high cost mortgage based on 12 CFR §226.34.
See Legislative Summary Alert (below) for full repayment ability requirements."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Pass	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45675937	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$509.70	12/xx/2023	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	7.690%	xx	01-xx-2018	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to due date of x/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.	Collections Comments:Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to due date of x/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.
No information of bankruptcy and foreclosure have been found.

Update:
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxxxx.xx.
The loan has not been modified.
As per the comment dated xx, the foreclosure was initiated and the complaint was filed on xx. As per the comment dated xx/xx/xxxx, the sale was scheduled on xx. As per the comment dated xx/xx/xxxx, the foreclosure was cancelled and the loan has been reinstated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/xxxx, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the comment dated x/xx/xxxx, the foreclosure was initiated and the complaint was filed on xx. As per the comment dated xx/xx/xxxx, the sale was scheduled on xx. As per the comment dated xx/xx/xxxx, the foreclosure was cancelled and the loan has been reinstated.
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx and a new principal balance is $xx,xxx.xx to a step modification and the rate started from x.xxx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on x/x/xxxx with a new maturity date of xx. The rate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xx
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -28 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000004444444444   Tape Value: 000000015433321211110000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444400000000000000   Tape Value: 000011112323334510000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 4150 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1 and Fee itemization are also not available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45954184	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,243.46	12/xx/2023	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	300	300	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has not been completed. Currently, the assignment is from xx. However, the correct assignment should be with the xx. There are xx junior civil judgments against the borrower xx. There are xx state tax liens against the borrower xx and xx in the favor of xx. There are xx junior IRS liens against the borrower xx. First and second county installment taxes for the year of xxxx/xxxx have been paid in the amount of $xxxx.xx and $xxxx.xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the foreclosure.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The loan was not modified since origination.
The foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. No further details have been found regarding foreclosure.
The borrower has not file bankruptcy yet.
As per the comment dated xx/xx/xxxx, the borrower business is closed due to covid-xx. The forbearance plan has been approved.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xxxx and the foreclosure was initiated and the file was referred to an attorney on xx. No further details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Corporate Advances: Recoxxble per Payment History Loan Value: $0.00 Tape Value: $144.25 |-xx-| $-144.25 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Referred to an attorney on xx.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $144.25   Tape Value: $0.00   Variance: $144.25   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan was not modified.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCC1C11C1CC1C12232345   Variance:    Variance %:    Comment: Payment history string reversed is 00000000011000000000010044412344.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 54323221CCCC1C11C1CCCCCC   Variance:    Variance %:    Comment: Payment history string reversed is 00000000011000000000010044412344.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance per application is   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is 6.371%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45971823	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,937.18	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	FHA	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	34.831%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	Not Applicable	6.375%	xx	01-xx-2011	Financial Hardship	The Updated title report dated x/xx/xxxx shows that the mortgage was originated on xx.
 The annual installments of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx. The current ownership is vested in the name of xx.

The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for x/xx/xxxx. The last payment was received on x/xx/xxxx, in the amount of $xxx.xx, which was applied for x/xx/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is excessive obligation as per comment history dated x/xx/xxxx. The property has been occupied by the owner himself. No damage or repair to the property has been found. The borrower xx.
The borrower is currently delinquent from more than xx months and the next due date is for x/xx/xxxx. The last payment was received on x/xx/xxxx, in the amount of $xxx.xx, which was applied for x/xx/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower Mark A. Linton had filed the bankruptcy under chapter xx with the xx.
 The POC was filed on xx.  The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx.
There is no any evidence of cram down.

*The loan was modified on xx The borrower promises to pay the new modified P&I of $ xxx.xx with the new fixed interest rate of x.xxx % beginning from xx/x/xxxx to the new maturity date of xx/x/xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 657 |-xx-xx-297 |-xx-| -45.20547% Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 657   Variance: -297   Variance %: -45.20547%   Comment: Loan original maturity is 360 months   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: 28 (Days)   Variance %:    Comment: The original note date is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Comment: Original std LTV ISxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111112222212211000144444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444441000112212222211111   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Property address street is 4134 W Osprey Ave   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Not Applicable Tape Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the grace period test, the ARM cap test and the ARM rate adjustment period test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business form is missing from loan file docs."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46030033	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,730.40	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.040%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08-xx-2011	xx	Not Applicable	4.375%	xx	01-xx-2011	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx
There are three active senior mortgage on the updated title report which are as follow;
x. There is an active senior mortgage in the amount ofxx
x. There is an active senior mortgage in the amount of $xx
No active lien and judgment has been found on the updated title report.
1st installment of County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
2nd 1st installment of County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Loan Modification agreement was made between borrower and lender on xx Lender has agreed to forgive the principle amount of xx After forgiving the amount of x the new modified principle balance is in the amount of xx Therefore the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.
Evidence has been found regarding the COVID-xx in the available servicing comments. As per comment dated x/xx/xxxx borrower request for COVID-xx Assistance. Comment dated x/xx/xxxx shows that the forbearance plan has been provided to borrower for x months which ended on x/xx/xxxx in the amount of $xxxx.xx. No further information has been found regarding the COVID-xx in the available servicing comments.
Borrower has filed bankruptcy under chapter xx case# xx.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx casexx. POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx As per schedule D of voluntary petition datedxx. Notice of Voluntary Conversion from Chapter xx to Chapter xx was filed on xx Chapter x Trustee's Report of No Distribution was filed on xx and case was discharged on xx	Loan Modification agreement was made between borrower and lender on xx The new modified interest rate is xx which will change periodically which was began on xx Lender has agreed to forgive the principle amount of xx After forgiving the amount of xx the new modified principle balance is in the amount of xx Therefore the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.	Credit Application Credit Report Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy (Post-Loan Origination)? is Yes Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Appicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxTape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: 5xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
																																																																																																								* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46094313	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$302.43	12/xx/2023	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	586	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	8.748%	xx	01-xx-2020	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage is with the xx.
No active judgments or liens have been found.
The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx.
The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $x,xxx.xx.
The loan was modified on xx/xx/xxxx with first modified due date xx/xx/xxxx.	Collections Comments:Loan is in collections.
The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx.  The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $x,xxx.xx.
As per seller tape, the foreclosure was started in xx and the complaint was filed on xx. As per comment dated xx/xx/xxxx, the loan was modified with first modified effective due date xx. No further details have been found.
The debtor xx.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:As per seller tape, the foreclosure was started in xx and the complaint was filed on xx. As per comment dated xx/xx/xxxx, the loan was modified with first modified effective due date xx. No further details have been found.
Bankruptcy Comments:The debtor xx. Plan was confirmed on xx. This case was dismissed on xx.
The loan was modified on xx with new principal balance of $x,xxx.xx. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: xxTape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value:xxTape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value:xxTape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxTape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value:xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "According to appraisal xx report dated xx, the subject property is manufactured house. Neither VIN# number is listed in the mortgage legal nor short form title policy at origination shows Alta7 endorsement attached with it. No affixation document has been found in the loan file. Tax report from updated title shows subject property shows serial no# xx. The tax report also shows separate assessment for land and improvement. Unable to determine whether the home is affixed to the permanent foundation or not."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46148935	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,001.39	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	722	650	46.290%	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The last assignment is with xx".
There is senior civil judgment against the borrower, "xx for the amount of $xx which was recorded on xx.
There is one civil judgment against the borrower, "xx" in the favor of xx for the amount of $xx which was recorded on xx.
Combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx. No prior year's delinquent taxes have been found.

Update: According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xxx.
There is one civil judgment against the borrower, "xx," in favor of xx for the amount of $xx, which was recorded onxx.
County annual taxes for xxxx are paid in the amount of $x,xxx.xx.
No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.

Update:
According to the PH tape data as of xx/xx/xxxx, the borrower is current on the loan, and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The loan is in bankruptcy and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. No foreclosure activity has been found.
The borrower, "xx" had filed bankruptcy under chapter xx with the case#xx. The plan was confirmed on xx.
POC has been filed by the creditor, "xx" for the secured claim amount of $xxx,xxx.xx and the amount of arrearage of $xxx.xx on xx.
According to voluntary petition schedule D, the value of the collateral is xx.
According to amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxxx.xx for x months and $xxxx.xx for remaining xx months. The arrearage to be paid through the plan is in the amount of $xxx.xx. The plan was confirmed on xx/xx/xxxx.
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.
Borrower has been working at "xx" from the last xx months and the co-borrower was working at "xx" as "Kitchen Manager" from last xx months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xxo" had filed bankruptcy under chapter xx with the case#xx. The plan was confirmed on xx.
POC has been filed by the creditor, "xx" for the secured claim amount of $xxx,xxx.xx and the amount of arrearage of $xxx.xx on xx.
According to voluntary petition schedule D, the value of the collateral is xx.
According to amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxxx.xx for x months and $xxxx.xx for remaining xx months. The arrearage to be paid through the plan is in the amount of $xxx.xx. The plan was confirmed on xx.	Not Applicable	Missing Required State Disclosures	Field: Post-Close Housing Ratio per 1003 Loan Value: xx Comment: Housing ratio is 29.794%. Tape Source: Initial Tape Type:
Field: Post-Close Total Debts per 1003 Loan Value: xx Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.    Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.866%      Allowed: 6.080%     Over by: +0.786%"
* Missing Required State Disclosures (Lvl 3)     "The subject property is located at Florida State. Following state disclosures are missing from the loan file:
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"	* Loan does not conform to program guidelines (Lvl 2) "Subject loan is escalated for client review. Loan was originated xx, went into BK xx. Reasons for BK unknown. BK remains active. BWR was 4X30, 4X60 over the last 12 mos. Seller defect mentions that without child support income, BWR DTI would raise to 81%. Unable to verify child support income issue but loan was either repurchased or was in portfolio for unknown reason. SOL expired, downgraded to LVL2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.972% as the calculated income is $6671.64 and total expenses are in the amount of $3,133.78 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible with DTI 46.29%.”"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46162710	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,061.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.051%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	6.000%	xx	01-xx-2017	Financial Hardship	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. Subject mortgage was originated on xx in the amount of xx
Chain of assignment is complete as the current assignee is xx
No active judgments or liens have been found.
Annual estimated tax is xx
Payment history as of xx/xx/xxxx shows that the loan is x month behind its regular payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is x month behind its regular payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found. It seems property is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. As per MOD borrower has agreed to pay the loan with fixed interest rate of x.xx% and PxI of $xxx.xx. First payment was started from x/x/xxxx and the maturity date is xx/x/xxxx. The modified UPB is $xxx,xxx.xx which includes the deferred balance of $xx,xxx.xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 23 (Days)   Variance %:    Comment: Doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -6 (Days)   Variance %:    Comment: First payment date is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $50.00   Variance %: 0.04291%   Comment: Original appraised value read as xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.45   Variance %: 0.00033%   Comment: Original balance (or line amount) is $132524.45   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 113.750%   Variance:    Variance %:    Comment: An appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: xx Tape Value: xx Variance: 5.05100% Variance %: 5.05100% Comment: Original stated rate is 11.05100%. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD and Fee itemization are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46202770	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,517.36	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2013 12:00:00 AM	xx	Not Applicable	6.000%	xx	01-xx-2014	Financial Hardship	The Updated title report dated xx/xx/xxxx shows that the mortgage was originated on xx. The subject mortgage was recorded on xx with the instrument # xx. The chain of the assignment has been completed. The current assignment is with xx.
There is a HOA lien against the property (Located- xx) in favor of xx. The amount of lien is not available.
There is state tax lien in the amount of xx in favor of Department Of Revenue, which was recorded on xx.
The first installments of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx. The second installments of combined taxes for the year of xxxx are due in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The current ownership is vested in the name of xx.

According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per servicing comments, the loan is currently in bankruptcy. The reason for default is unable to be determined.
According to comment dated xx, the subject property is owner occupied. No comments have been found regarding damage to the subject property.
The borrower xx. The plan was confirmed on xx.
The post-petition due date was xx. The POC was filed on xx, the amount of claim is $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx, under chapter xx, the debtor shall pay to the trustee in the amount of $x,xxx.xx monthly for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xxx,xxx.xx and the value of property is $xxx,xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx. The plan was confirmed on xx.
The post-petition due date was x/xx/xxxx. The POC was filed on x/xx/xxxx, the amount of claim is $xxx,xxx.xx and amount of arrearage is $xx,xxx.xx, under chapter xx, the debtor shall pay to the trustee in the amount of $x,xxx.xx monthly for xx months. The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $xxx,xxx.xx and the value of property is $xxx,xxx.
There is no any evidence of cram down.

The loan modification agreement was done on xx. Reason for modification is financial hardship. As per modification, unpaid principal balance is xx. Borrower promises to pay $xxx,xxx.xx with interest rate x.xx% and P&I $x,xxx.xx beginning on xx. New maturity date is xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan files."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test and the Indiana license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is 5.876%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a FHA loan. LTV at the origination was xx The tape data does not reflectes MI required. However, MI certificate is missing in the loan files.""
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46204520	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,131.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the “xx” borrower and lender ‘xx’ for the amount of xx which was recorded on xx with Instrument#xx
The chain of assignment is incomplete as the subject mortgage is currently assigned to xx instead of xx.
There is an active junior mortgage against the subject property in the amount of xx which was recorded on xx in favor of "xx". This mortgage is currently assigned to xx.
No active judgments or liens have been found.
1st and 2nd installment of county taxes for xxxx are due in the total amount of $x,xxx.xx.
No prior delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history reflects the UPB in the amount of xx

Collections Comments:Comments:

xx

Currently loan is in under bankruptcy current.

As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history reflects the UPB in the amount  xx
According to xx, xx had filed bankruptcy under chapter xx with case# xx onxx. POC was filed on xx by creditor after deadline (xx) with the secured claim of xx and with the arrearage of $xx,xxx.xx. The comment dated xx/xx/xxxx shows that prior servicer did not filed the POC due to after bar date POC was filed.  Chapter xx plan was filed on xx and it was confirmed on xx. The confirmed plan states that debtor would make the payment of $xxx.xx each month to the trustee for xx months beginning from xx. Currently loan is in active BK case.
No evidences have been found regarding foreclosure filing.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xx, xx had filed bankruptcy under chapter xx with case# xx onxx. POC was filed on xx by creditor after deadline (xx) with the secured claim of xx and with the arrearage of $xx,xxx.xx. The comment dated xx/xx/xxxx shows that prior servicer did not filed the POC due to after bar date POC was filed. Chapter xx plan was filed on xx and it was confirmed on xx. The confirmed plan states that debtor would make the payment of $xxx.xx each month to the trustee for xx months beginning from xx. Currently loan is in active BK case.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Comment: xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999555555545   Variance:    Variance %:    Comment: 000123444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 545555555999999999999999 Variance: Variance %: Comment: 444444444444444444321000 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization fees is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	Not Applicable
46209420	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$974.81	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.280%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	7.313%	xx	01-xx-2020	Financial Hardship	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx in the amount of xx
Chain of assignment is complete as the current assignee is xx
No active liens and judgments have been found.
Annual tax is $xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is one month behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is one month behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with steps interest rate completing in x steps. First payment was started from xx and the maturity date is xx	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: As per Note Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per latest comment   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 7.313%   Tape Value: 8.313%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Comment: As per latest MODAs per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 8.313%   Tape Value: 9.313%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx  Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 9.313%   Tape Value: 9.797%   Variance: -0.484%   Variance %: -0.48400%   Comment: As per latest MOD   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011000004444321032104433   Tape Value: 100321065443221004332322   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 334401230123444400000110   Tape Value: 223233400222344560103001   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: As per latest MOD Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46214542	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,289.15	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	xx	7.350%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	695	Not Applicable	34.908%	First	Final policy	Not Applicable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09-xx-2019	xx	xx	4.000%	xx	01-xx-2019	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx”.
There is one state tax lien against the borrower xx for the amount of $xx which was recorded on xx.
Combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The loan was modified on xx/xx/xxxx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is $xxxxxx.xx. The deferred principal balance is $xxxx.xx and the interest bearing amount is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxx with an interest rate of x.xx% beginning on xx/xx/xxxx till new maturity date of xx.
The foreclosure was initiated in xxxx and the file was referred to an attorney on xx. The complaint was filed on xx with the case# xx and the service was completed onxx. The foreclosure sale was scheduled onxx. However, the foreclosure was put on hold due loss mitigation.
The borrower Mark S Cook had filed bankruptcy under chapter x with the case# xx. The reaffirmation document was filed on xx. The debtor was discharged on xx.
As per the comment dated xx/xx/xxxx, the borrower is impacted by covid-xx. The forbearance plan was approved for xx months which was started from xx/xx/xxxx. No further details have been found regarding covid-xx.
The subject property is owner occupied. No damage and repairs have been found.

Update:
The current status of the loan is current.
The reason for default is not available.
As per the tape data, the foreclosure started in xxxx. As per the servicing comment dated xx/xx/xxxx, the complaint was filed on xx. As per the servicing comment dated xx/xx/xxxx, FC placed on hold xx for BK. As per the servicing comment dated xx/xx/xxxx, the foreclosure sale scheduled on xx with bid of $xxx,xxx.xx. As per the servicing comment dated xx/xx/xxxx, FC Cancelled on xx.  Further details not provided.
As per the servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with case# xx. As per the servicing comment dated xx/xx/xxxx, BK was dismissed xx.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:The foreclosure was initiated in xxxx and the file was referred to an attorney on xx. The complaint was filed on xxx and the service was completed on xx. The judgment was entered on xx. The foreclosure sale was scheduled on xx However, the foreclosure was put on hold due loss mitigation.

Update:
As per the tape data, the foreclosure started in xxxx. As per the servicing comment dated xx/xx/xxxx, the complaint was filed on xx. As per the servicing comment dated xx/xx/xxxx, FC placed on hold xx for BK. As per the servicing comment dated xx/xx/xxxx, the foreclosure sale scheduled on xx with bid of xx. As per the servicing comment dated xx/xx/xxxx, FC Cancelled onxx.  Further details not provided.

Bankruptcy Comments:The borrower Mark S Cook had filed bankruptcy under chapter x with the case# xx-xxxxx on xx/xx/xxxx. The reaffirmation document was filed on xx/xx/xxxx. The debtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

Updated:
As per the servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with case# xx-xxxxx on xx/xx/xxxx. As per the servicing comment dated xx/xx/xxxx, BK was dismissed xx/xx/xxxx.
The loan was modified on xx/xx/xxxx between the borrower xx. As per the modified terms, the new principal balance is $xxxxxx.xx. The deferred principal balance is xx. The borrower has promised to pay in the amount of $xxx with an interest rate of x.xx% beginning on xx/xx/xxxx till new maturity date of xx.	Affiliated Business Disclosure Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy is Yes. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure is Yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx  Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004444444444444444444   Tape Value: 100000008BA9989876543210   Variance:    Variance %:    Comment: Payment History string is 210000000012MMMMMMM444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444400000   Tape Value: 0123456789899AB800000001   Variance:    Variance %:    Comment: Payment History string reversed is 4444444MMMMM210000000000000012.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: xx Comment: Principal balance is stated in Mod is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl 2) "Operative index value unable to be confirmed from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right to Rescission is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The settlement date isxx which is different from original note date xx."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46248751	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,777.93	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.240%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	678	Not Applicable	31.116%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx with xx in the amount of xx No active liens and judgments found open. No prior year delinquent taxes have been found.

Update
As per review of the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with xx, and it was recorded on xx
There is one civil judgment open against the borrower in the amount of xx with xx, which was recorded on xx
The annual county taxes for xxxx are paid off in the amount of xx on xx
As per updated title report, no prior year taxes are delinquent.
Review of payment history shows that the borrower is making payments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for xx/xx/xxxx. The next payment is due on xx/xx/xxxx. As per payment history, the current UPB is $ $xxx,xxx.xx.	Collections Comments:The loan is performing. The borrower is making payments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for xx/xx/xxxx. The next payment is due on xx/xx/xxxx. The loan is not yet modified since origination. The borrower (xx) is self-employed and xx of xx No post close foreclosure and bankruptcy activity has been found. No property damages are reported in the comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: ARM Lifetime Cap Rate Loan Value: 12.240% Tape Value: 5.000% |-xx-| 7.240% |-xx-| 7.24000% Comment: As per original Note. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: Gianfranco   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx.   Tape Value: xx Variance:    Variance %:    Comment: As per original Note.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 9.240%   Tape Value: 2.000%   Variance: 7.240%   Variance %: 7.24000%   Comment: As per original Note.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -6 (Days) Variance %: Comment: As per original Note. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 4) "This loan does not qualify for a safe harbor. The loan has an APR of xx The APR threshold to qualify for a safe harbor is 5.570%."	* ComplianceEase TILA Test Failed (Lvl 3) "The finance charge is $492,881.00. The disclosed finance charge of $491,599.87 is not considered accurate because it is understated by more than $100"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.701%      Allowed: 5.570%     Over by: +2.131%"
* Issue with the legal description or recorded instrument (Lvl 3)     "As per review of the updated title report dated 1/xx/2024, there is spelling discrepancy of the last name of the borrower's name on the mortgage does not match with owner name on the deed. The deed shows as Strazzacapa and the mortgage shows Strazzacappa."
* Missing Appraisal (Lvl 3)     "Appraisal is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* TILA APR Test Fail (Lvl 3)     "The annual percentage rate (APR) is 7.537%. The disclosed APR of 7.701% is not considered accurate because it is more than
																																																																																																							1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method"			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46385025	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,226.66	11/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.210%	361	361	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	507	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	6/xx/2010 12:00:00 AM	xx	Not Applicable	4.350%	xx	5/xx/2010 12:00:00 AM	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is junior mortgage originated on x/xx/xxxx in the amount of $xxx which is in the favor of xx.
There is a civil judgment against the borrower in the amount of $xx in the favor of xx.
County annual tax for the year xxxx has been paid in the amount of $x,xxx.xx.

Update:
As per the updated title report dated x/xx/xxxx, the subject mortgage originated on x/xx/xxxx with the lender xx.
There is a junior mortgage originated on x/xx/xxxx in the amount of $xx,xxx.xx which is in favor xx.
There is a civil judgment against the borrower in the amount of $xx in favor of xx.
The first installment of county taxes for xxxx is due on x/xx/xxxx in the amount of $x,xxx.xx.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of xx.

Update:
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is xx.

Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of xx.
The reason for default is unavailable.
No latest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated x/xx/xxxx, the foreclosure sale was scheduled on xx. However, as per the comment dated xx the foreclosure was put on hold due the borrower xx had filed bankruptcy under chapter- xx with the xx.
Bankruptcy Comments:According to the xx the borrower xx had filed bankruptcy under chapter- xx with the xx. The POC filed on xx with the POC amount as xx and Arrearage amount as $xx,xxx.xx. The schedule D of Voluntary Petition does not show any unsecured portion. The chapter xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. The schedule D of Voluntary Petition does not show any unsecured amount. MFR was filed on xx/xx/xxxx. There is no comment indicating a cramdown. Currently the loan is in active Bankruptcy.
The loan modification agreement was made on x/xx/xxxx with the new principal balance is in the amount of xx and the borrower promise to pay the new P&I $xxx.xx with the interest rate steps up in x steps beginning with x.xx% and ending at x.xx%. The modification first payment was due on x/xx/xxxx. The maturity date is x/xx/xxxx. The interest bearing amount is xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Prepayment Penalty Rider	Field: Amortization Term Months (CE, S&P) Loan Value: 361 Tape Value: 587 |-xx-xx-226 |-xx-| -38.50085% Comment: 361 months as per note Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: : The loan is currently in bankruptcy. According to the payment history as of 10/xx/2020, the borrower is delinquent for 5 months.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated. As per the comment dated 1/xx/2019, the foreclosure sale was scheduled on 2/xx/2019.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: not applicable   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 7/xx/2002   Tape Value: 6/xx/2010   Variance: -2885 (Days)   Variance %:    Comment: as per original note   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 10/xx/2001   Tape Value: 6/xx/2010   Variance: -3165 (Days)   Variance %:    Comment: as per note   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 6/xx/2016   Variance:    Variance %:    Comment: not applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: as per loan modification   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 361   Tape Value: 587   Variance: -226   Variance %: -38.50085%   Comment: as per original note   Tape Source: Initial   Tape Type:
Field: Mod Step 4 P&I   Loan Value: $494.93   Tape Value: $494.15   Variance: $0.78   Variance %: 0.15784%   Comment: as per modification   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.21000%   Tape Value: 6.50000%   Variance: 1.71000%   Variance %: 1.71000%   Comment: as per original note   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: not applicable   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: 11/xx/2011   Variance:    Variance %:    Comment: not applicable   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1698.06 Variance: $-1698.06 Variance %: -100.00000% Comment: as per payment history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
Prepayment Term Test: FAIL 36Months 0Months 36Months
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from loan files."
* Prepayment Rider Missing (Lvl 2)     "Prepay rider is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan files."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46426241	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,634.51	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	Not Applicable	43.930%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx.
The chain of assignment has been completed as currently the assignment is with xx.
No active judgments or liens have been found pending.
Property Tax Status;
x) 1st installment county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
x) 2nd installment county taxes for the year of xxxx are due for the amount of $xxx.xx on xx/xx/xxxx.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently x months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently x months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
The loan has not been modified since origination.
Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx. but, the comment dated xx/xx/xxxx shows that the foreclosure was put on hold due to trial plan been given to borrower under loss mitigation workout program.
The borrower had not filed any bankruptcy.
The subject property is occupied by owner. No visible damages or repairs have been observed on the subject property.

Update:
According to the collection comments as of xx/xx/xxxx, the loan is in collections. The borrower has been delinquent for x months. The tape data shows the current balance is $xxx,xxx.xx, and the next due date is xx/xx/xxxx.
RFD is not available in the collection comments.
No evidence of foreclosure has been found.
No evidence of damage or repair has been found.
As per final xxxx, the borrower has been working at xx.
Foreclosure Comments:Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney onxx. but, the comment dated xx/xx/xxxx shows that the foreclosure was put on hold due to trial plan been given to borrower under loss mitigation workout program.

Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 2/xx/2020   Variance: 1424 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 021110211213211000000000   Tape Value: 33333333F332102221003333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000112312112011120 Tape Value: 333300122101233F33333333 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.
This loan does not qualify for a safe harbor. The loan has an APR of 6.128%. The APR threshold to qualify for a safe harbor is
5.640%.

Qualified Mortgage Safe Harbor Threshold is fail. Loan data is 6.128% and comparison data is 5.640%. Hence, the variance is +0.488%"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																																							Higher-Priced Mortgage Loan Test: FAIL Charged: 6.128% Allowed: 5.640% Over by: +0.488%"	* MI, FHA or MIC missing and required (Lvl 2) "The loan is FHA and required MI cert is missing from the loan file."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46427784	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$54.32	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.970%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx The chain of assignment has been completed as currently the assignment is with xx	Review of payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. The loan payment is currently x month in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xxx,xxx.xx. The current interest rate is xx.xxx% with P&I in the amount of $x,xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is making regular payments. The loan payment is currently x month in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xxx,xxx.xx. The current interest rate is xx.xxx% with P&I in the amount of $x,xxx.xx.
Original rate as per original note was xx.xxx%. According to the rate reduction rider located at (xx) the interest rate has been reduced to xx.xx%. Hence, current interest rate as per payment history is xx.xx%.
The foreclosure was not initiated on the loan.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, the borrower xx. The plan was confirmed on xx The plan was discharged on xx and was fully terminated on xx
The POC was filed on xx in the claim amount of xx with arrearage in the amount of xx
Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000222222222222222222   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 222222222222222222000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46812241	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$736.48	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.970%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx.
No active liens and judgments against the borrower and property.
All prior years of taxes have been paid.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
As per comment dated xx/xx/xxxx, the borrower’s income is impacted by Covid-xx. As per comment dated xx/xx/xxxx, the Forbearance plan is active. As per comment dated xx/xx/xxxx, the reason for default is Curtailment of income.

The foreclosure was initiated and referred to an attorney on xx. As per comment dated xx/xx/xxxx, the file is on hold due to trial plan.

The post-closing bankruptcy details have not been found.
The subject property is owner-occupied. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx. As per comment dated xx/xx/xxxx, the file is on hold due to trial plan.

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 367 |-xx-xx-7 |-xx-| -1.90735% Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 7/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Variance: -20 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 367   Variance: -7   Variance %: -1.90735%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 171.290%   Variance: -71.290%   Variance %: -71.29000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 007898765432100001000000   Variance:    Variance %:    Comment: Payment history string is 00011000001000MMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000100101234567878700   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Debt consolidation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: -214 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46822727	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$491.40	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.100%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	56.345%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	xx	3.375%	xx	01-xx-2015	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and which was recorded on xx with the instrument xx in the amount of xx with xx The chain of assignment has not been completed. Currently, the mortgage is with the original lender xx. However; it should be with xx No active liens and judgments against the borrower/property. County annual tax for the year xxxx is due in the amount of xx on xx	According to a review of the payment history as of x/xx/xxxx, the borrower is delinquent for xx days and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently is in collections. According to a review of the payment history as of x/xx/xxxx, the borrower is delinquent for xx days and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx.
The loan modification agreement was made on xx between the borrower xx
As per the comment dated x/xx/xxxx, the reason for default is medical issues.
As per the BPO report dated xx and located at “xx”, the subject property is owner-occupied with axxge condition.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on x/x/xxxx between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from x/x/xxxx till the maturity date of x/x/xxxx. The New Principal Balance stated in the modification is $xx,xxx.xx. Deferred balance is $x,xxx.xx and Interest Bearing amount is $xx,xxx.xx. The balloon payment is due at maturity in the amount of $x,xxx.xx. Previously the loan was modified in the year of xxxx.	Affiliated Business Disclosure	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 7 (Days)   Variance %:    Comment: Last modification date is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.91   Variance %: 0.00124%   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated rate is xx   Tape Source: Initial   Tape Type:
																																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per the note property street is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47016570	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$168.03	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.610%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12-xx-2013	xx	Not Applicable	5.000%	xx	4/xx/2013 12:00:00 AM	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes are due on xx for the amount of xx
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest available months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Adjustment of terms agreement was made on xx between the borrower “xx” and the lender xx The new principal balance stated in the Modification is in the amount of xx The borrower promises to make a monthly payment of $xxx.xx with a rate of interest of x.xx%, beginning from xx till the maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 365/365 |-xx-| |-xx-| Comment: As per the note, the interest calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure was started.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000022221011110000100000   Variance:    Variance %:    Comment: The payment history string is 0010M233333331222201211111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000001000111110122200000   Variance:    Variance %:    Comment: The payment history string reversed is 11111121022221333332M0100.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -821 (Days)   Variance %:    Comment: As per the AOT term the stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 159 Tape Value: 160 Variance: -1 Variance %: -0.62500% Comment: As per the note, the stated remaining term is 159. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final hud-1 along with estimated hud-1 and itemization is missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost-note affidavit dated xx was found at location "xx" showing original note was misplaced, lost or destroyed. Copy of Note is also located in the same file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47021253	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$18,168.54	12/xx/2023	Unavailable	No	Moratorium	Chapter 13	xx	Unavailable	Unavailable	xx	Not Applicable	xx	7.210%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	22.175%	First	Final policy	Not Applicable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	xx	2.000%	xx	01-xx-2014	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx. However; it should be with xx.
Active liens and judgments against the borrower:
UCC lien against the borrower was recorded on xx in favor xx. However; the amount of lien is unavailable.
Civil judgment against the borrower was recorded on xx in the amount of xx.
Combined annual tax for the year xxxx/xxxx has been paid in the amount of xx.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on x/xx/xxxx which was applied to xx/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of xx excluding the deferred balance of xx.	Collections Comments:The loan is currently in foreclosure. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on x/xx/xxxx which was applied to xx/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx excluding the deferred balance of xx.
As per the comment dated x/xx/xxxx, the reason for default is excessive obligations.
As per the comment dated xx/xx/xxxx, the subject property is occupied by the owner. No damage or repairs have been found.

Update:
Bankruptcy:
As per comment dated xx the bankruptcy filed on xx under Chapter xx with the xx. As per comment dated x/xx/xxxx, the POC was filed on xx. Further details not provided.

Update:
Foreclosure:
The foreclosure file was referred to attorney on xx As per comment dated x/xx/xxxx, the foreclosure was on hold on xx As per comment dated x/xx/xxxx, The FC complaint filed on x/xx/xxxx and the judgment entered on x/xx/xxxx. Further details not provided.
Foreclosure Comments:The foreclosure was initiated. As per the comment dated x/xx/xxxx, the file was referred to an attorney on xx and complaint was filed on xx. However, as per the comment dated x/xx/xxxx, the foreclosure was put on hold due to Covid-xx.

Update:
The foreclosure file was referred to attorney on xx. As per comment dated x/xx/xxxx, the foreclosure was on hold on xx. As per comment dated x/xx/xxxx, The FC complaint filed on xx and the judgment entered on xx. Further details not provided.
Bankruptcy Comments:Update:
As per comment dated x/xx/xxxx, the bankruptcy filed on xx under Chapter xx with the xx. As per comment dated x/xx/xxxx, the POC was filed on xx. Further details not provided.	The loan modification agreement was made on x/x/xxxx with the new principal balance is in the amount of xx and the borrower promise to pay the new P&I $x,xxx.xx with the interest rate steps up in x steps beginning with x.xx% and ending at x.xxx%. The modification first payment was due on x/x/xxxx. The maturity date is xx. The interest bearing amount is xx and deferred balance is xx. The amount xx has been forgiven by the lender.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 576 |-xx-xx-216 |-xx-| -37.50000% Comment: As per Note. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 12/xx/2017   Variance: 2203 (Days)   Variance %:    Comment: As per the payment history the last payment was received on 1/xx/2018.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: As per Note.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the modification step 1 rate is 2.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the modification step 2 rate is 3.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 4.125%   Variance: -0.125%   Variance %: -0.12500%   Comment: As per the modification step 3 rate is 4.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000004444444444444444   Tape Value: 33333333333333333333333F   Variance:    Variance %:    Comment: As per payment history string.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444400000000   Tape Value: F33333333333333333333333   Variance:    Variance %:    Comment: As per payment history string.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 6/xx/2018 Tape Value: 6/xx/2018 Variance: 22 (Days) Variance %: Comment: As per servicing comments. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
Late Fees Test: FAIL 5.000% 2.000% +3.000%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL document is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47030623	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,038.13	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	38.975%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	5/xx/2019 12:00:00 AM	xx	Not Applicable	4.250%	xx	01-xx-2019	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
x) There are eleven state tax liens open against the borrower xx.
x) There are two Notice of Federal Tax Lien (IRS liens) open against the borrower xx.
x) There is civil judgment open against the borrower in the favor of xx.

Annual combined taxes of xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.	The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in bankruptcy.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.
No evidences have been found regarding foreclosure process.
As per xx the joint debtors, xx had filed the bankruptcy under chapter-xx with the case#xx. The POC was filed by subject creditor xx on xx under deadline date set xx with the claim amount of xx and arrearage is $x,xxx.xx. Sixth amended plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid directly to creditor. The plan was confirmed on xx. Trustee's Motion to Dismiss Case for Failure to Make Plan Payments was filed on xx.
The latest comment dated x/xx/xxxx shows that subject property is occupied by owner and borrower’s intention is to retain the property.
As per comment dated x/xx/xxxx & x/xx/xxxx, the borrower stated that reason for default is Covid-xx impact. No further details have been found.

Update-
The current status of the loan is active bankruptcy.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with xx. No further details have been found.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation or contested matters.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xx the joint debtors, xx had filed the bankruptcy under chapter-xx with the casexx. The POC was filed by subject creditor xx. under deadline date set xx with the claim amount of xx and arrearage is xx Sixth amended plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid directly to creditor. The plan was confirmed on xx. Trustee's Motion to Dismiss Case for Failure to Make Plan Payments was filed on x/xx/xxxx.

As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with case#xx-xxxxx on xx/xx/xxxx. No further details have been found.
The loan was modified on x/xx/xxxx with new principal balance of $xxx,xxx.xx and the new interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from x/x/xxxx to the new maturity date of x/x/xxxx. The balloon payment is $xx,xxx.xx will be due on maturity.
Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2019   Tape Value: 6/xx/2019   Variance: -28 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 4/xx/2007   Tape Value: 7/xx/2019   Variance: -4474 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000121111   Tape Value: 434345566CCCCCCCC1123456   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111121000000000000000000   Tape Value: 6543211CCCCCCCC665543434   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in GA State and required disclosures are missing from the loan file.

1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47059034	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,330.68	12/xx/2023	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2015 12:00:00 AM	xx	Not Applicable	4.000%	xx	01-xx-2015	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
The first was originated on xx recorded on xx in the amount of xx which is in the favor of xx.
The second was originated on xxrecorded on xx in the amount of xx which is in the favor of xx.
The third was originated on xx recorded on xx in the amount of xx which is in the favor of xx.
The annual taxes have been paid in the amount of $ x,xxx.xx.
The annual utility taxes of xxxx/xxxx have been delinquent in the amount of $xxx.xx.

Review of updated payment history as of xx/xx/xxxx, the loan is currently in performing state and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in collection. Review of updated payment history as of xx/xx/xxxx, the loan is currently in performing and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
The loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of $xxx,xxx.xx . The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
As per comments dated x/xx/xxxx, the borrower is impacted due to pandemic and repayment plan was given from x/xx/xxxx to x/xx/xxxx.
No bankruptcy records have been found.
As per updated title report the foreclosure was initiated in xx and the complaint was filed on xx. Again the foreclosure complaint was filed on xx and there after the foreclosure was initiated in xx; however, prior foreclosure proceedings are unable to be determined. The de-acceleration is missing from the loan files.
The current occupancy and property condition are unable to be determined from the available comments.
No employment information related to borrower has been found.
Foreclosure Comments:As per updated title report the foreclosure was initiated in xx and the complaint was filed on xx. Again the foreclosure complaint was filed on xx and thereafter the foreclosure was initiated in xx by filing the complaint on xx; however, prior foreclosure proceedings are unable to be determined. The de-acceleration is missing from the loan files.
Bankruptcy Comments:As per xx, the debtor had filed bankruptcy under chapter-xx with the case#xx on xx and the plan was confirmed on xx. The POC was filed on xx, in the secured claim amount xx and an arrearage in the amount of xx. Schedule D in voluntary petition is not showig any unsecured amount. Currently the Bankruptcy is not in active status since it was discharged on xx and was fully terminated on xx. There is no arrearage found to be paid off according to the trustees final report dated xx.	The loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of $xxx,xxx.xx . The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 682 |-xx-xx-322 |-xx-| -47.21407% Comment: Amortization term months (CE, S&P) is "360". Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per review the foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $756.81   Variance: $-756.81   Variance %: -100.00000%   Comment: Deferred principal (Modification) per payment history is "$0.00"   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 682   Variance: -322   Variance %: -47.21407%   Comment: Loan original maturity term months is "360"   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000023211111111111111112   Tape Value: 000021121011000211110021   Variance:    Variance %:    Comment: Payment history string is "00004121124444444444444"   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 211111111111111112320000   Tape Value: 120011112000110121100000   Variance:    Variance %:    Comment: Payment history is "44444444444442112140000"   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 2944.000%   Variance:    Variance %:    Comment: Post-Close DTI per 1003 is "Unavailable".   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan files even estimated hud and itemization of fees are also missing from the loan files."	* Application Missing (Lvl 2) "Final loan Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47072708	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,368.49	06/xx/2020	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.225%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	400	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	3.000%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in the favor of xx for the amount of xx which was recorded on xx with instrument no# xx.
The chain of assignment has not been completed. The last assignment is with xx recorded on xx. The assignment should be with xx.

There is an active junior mortgage against the property originated on xx in the favor of xx for the total amount of $ xx which was recorded on xx with instrument no# xx.

No active judgments or liens have been found.

The 1st and 2nd installments of County taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
The 1st and 2nd installments of County taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
Review of updated payment history as of x/xx/xxxx, the borrower is delinquent for x month. The next regular payment is due on x/xx/xxxx. The last P&I payment was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xx% for the due date of x/xx/xxxx. As per history the UPB is in the amount of $xxx,xxx.xx.	Collections Comments:As per collection comment, loan is currently in collection. Review of updated payment history as of x/xx/xxxx, the borrower is delinquent for x month. The next regular payment is due on x/xx/xxxx. The last P&I payment was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xx% for the due date of x/xx/xxxx. As per history the UPB is in the amount of $xxx,xxx.xx.

The foreclosure proceedings were initiated on the loan by referring it to Attorney on and complaint was filed on xx and the judgment hearing date was xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.

As per comment dated x/xx/xxxx, the borrower stated his reason for as unemployment due to COVID-xx.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on and complaint was filed on xx and the judgment hearing date was xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable
The loan was modified on x.  As per modification agreement the new principal balance is in the amount of $xxx,xxx.xx. The amount of principal $xx,xxx.xx has been deferred from new UPB. This deferred balance was eligible for forgiveness provided borrower is not in default on his new payment such that the equivalent of three full monthly payments were due and unpaid to the last day of any month on each of the first, second and third anniversaries xx.  The borrower had promised to pay P&I payment in the amount of $xxx.xx with the rate of x.xx% started from xx. The Maturity of this agreement is xx.
Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 615 |-xx-xx-255 |-xx-| -41.46341% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Ballon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower's Incomen is impacted by Covid-19? is Yes.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure? is Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $28664.30   Tape Value: $9554.77   Variance: $19109.53   Variance %: 199.99989%   Comment: Deferred Principle (Modification) per Payment History is $28,664.30.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentation Type is No Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 615   Variance: -255   Variance %: -41.46341%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 101212000000123444444444   Tape Value: 212121000000999876543210   Variance:    Variance %:    Comment: Payment History String is 001212000000012344444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444321000000212101   Tape Value: 012345678999000000121212   Variance:    Variance %:    Comment: Payment History String Reversed is 44444444432100000212100.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: 4507.300% Variance: Variance %: Comment: Post-Close DTI per 1003 is Unavailable. Tape Source: Initial Tape Type:	3: Curable	* Credit Score for borrower is less than 500 (Lvl 3) "Credit score less than $500."	* Application Missing (Lvl 2) "The final loan Application is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in “Illinois” State. The following state disclosures are missing in the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47117123	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,831.79	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.120%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2019	xx	Not Applicable	10.120%	xx	10/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is from xx
No active judgments or liens have been found against the borrower or subject property.
County annual taxes for the year of xxxx are due in the amount of $x,xxx.xx on x/xx/xxxx.
County annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is xx.xxx%.	Collections Comments:The loan is currently in the Performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower "xx and lender "xx”. As per the modified terms, the new principal balance is xx The principal forgiven amount is xx The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of xx.xxx% beginning on xx till maturity date of xx The borrower did not file bankruptcy. The foreclosure was not initiated. As per the comment dated xx the subject property is owner occupied. As per the comment dated xx the reason for default is payment dispute. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/x/xxxx between the borrower "x" and lender "xx”. As per the modified terms, the new principal balance is $xx,xxx.xx. The principal forgiven amount is $x,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of xx.xxx% beginning on xx/x/xxxx till maturity date of x/x/xxxx.	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type as 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $551.85   Tape Value: $551.82   Variance: $0.03   Variance %: 0.00543%   Comment: Original stated P&I is $551.85.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000003998700443321   Variance:    Variance %:    Comment: Payment history string as 00000000000MMM44444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 123344007999300000000000   Variance:    Variance %:    Comment: Payment history string reversed as 4444444MMM00000000000000   Tape Source: Initial   Tape Type:
xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the laon files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the laon files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47192929	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,152.23	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.810%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	42.173%	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	3.625%	xx	01-xx-2016	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that, subject mortgage with (borrower) xx and the (Lender) xx was originated on xx in the amount xx which was recorded on xx with instrument#, book/page # xx
The chain of assignment has not been completed. The latest assignment is with xx which was recorded on xx However, it should be with xx
There is a civil judgment against xx in the favor of xx in the amount xx recorded on xx
The annual installment of combined jurisdiction tax of xxxx has been paid in the amount of xx on xx
The annual installment of combined jurisdiction tax of xxxx is due in the amount of xx on xx
Current ownership of the subject property is vesting in the name of xx.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.

Collections Comments:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.
The loan modification agreement was made between (borrower) xx and (Lender) xx, on xx
As per comment dated xx, there is a trial plan for x months starting from xx with amount of $xxx.xx. As per comment dated x/xx/xxxx, borrower’s income is impacted by COVIDxx pandemic. Hence, there is extension of trial modification.
Comment dated xx shows there is interior damage to the subject property due to leak under the slab in bedroom. Hence, cement has to be broken out of the floor and the pipes have to be repaired.  As per comment dated xx water coming from pipes has done the interior damage. Amount of damage is unable to determine from available servicing comments. Reason for default is interior damage to the subject property due to leak under the slab in bedroom and borrower had to pay the deductible for the repairs. Subject property is owner occupied.
No evidence of foreclosure found in comment history.
Update comment:
The current status of the loan is active bankruptcy.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the servicing comment dated xx the borrower filed for bankruptcy under Chapter xx with case# xx on xx and bankruptcy is still active.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/xxxx, the subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy on xx with case # xx under chapter-xx and the plan was confirmed on xx POC was filed on xx with amount of claim xx and arrearage xx The case was dismissed on xx and terminated on xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is xx
Update comment:
According to the servicing comment dated xx the borrower filed for bankruptcy under Chapter xx with case# xx on xx and bankruptcy is still active.	This loan modification agreement was made between (borrower) xx and (Lender) xx on x/x/xxxx.
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from x/x/xxxx. The maturity is x/x/xxxx. There is no provision for the balloon payment.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Borrower has filed bankruptcy on xx with xx under chapter-xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Payment Plan   Variance:    Variance %:    Comment: Current legal status is collection.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2016   Tape Value: 6/xx/2016   Variance: 17 (Days)   Variance %:    Comment: Doc date of last modification is 7/xx/2016.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.81000%   Tape Value: 3.62500%   Variance: 4.18500%   Variance %: 4.18500%   Comment: Originnal rate as per note is 7.81%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Brokerage/Finder Fee Test: FAIL Loan Data $7,673.96 Comparison Data $2,337.00 Variance +$5,336.96.
This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx The following disclosures are missing from the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47303860	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,574.36	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	37.867%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07-xx-2018	xx	xx	3.750%	xx	01-xx-2018	Financial Hardship	According to the updated title report dated xx
No active liens and judgments found. Combined annual taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No, any prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The loan was modified twice since origination. The loan was modified between the borrower xx. As per the modified terms, the new principal balance is xx The interest bearing amount is xx and the deferred principal balance is xx The borrower has promised to pay in the amount of $xxx.xx and the interest rate of x.xxx% beginning on xx till new maturity date of xx
The borrower did not file bankruptcy yet.
As per the comment dated xx the reason for default is excessive obligation. The forbearance plan was started on xx in the amount of $xxx.xx till xx No further details have been found regarding covid-xx.
The subject property is owner occupied. No damage and repairs have been found

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified twice since origination. The loan was modified between the borrower xx As per the modified terms, the new principal balance is xx The interest bearing amount is xx and the deferred principal balance is xx The borrower has promised to pay in the amount of $xxx.xx and the interest rate of x.xxx% beginning on xx till new maturity date of xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 584 |-xx-xx-224 |-xx-| -38.35616% Comment: Amortization term is 360 months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: 0.00   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD as per audit. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The Disclosure of Additional Fees disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47401927	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,593.14	12/xx/2023	Not Applicable	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.663%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	619	567	36.237%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	11/xx/2020 12:00:00 AM	11/xx/2009 12:00:00 AM	xx	xx	5.000%	xx	10-xx-2009	Financial Hardship	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
The chain of assignment has been completed as the mortgage is currently with the current assignee xx.
As per title report dated xx/xx/xxxx there are x Certificate of Tax liens against the subject property as follow.
xx
There are x judgments against the name of borrower as follows.
xx
The annual combined taxes of xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.

Review of updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for xx months and the next due for the regular payment is x/xx/xxxx. No evidences are available in the updated payment history which confirms when the last regular payment was made. As per provided tape data the current P&I is $xxx.xx and rate of interest is x.xx%. The UPB as of date is in the amount of $xxx,xxx.xx.	Collections Comments:Review of updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for xx months and the next due for the regular payment is x/xx/xxxx. No evidences are available in the updated payment history which confirms when the last regular payment was made. As per provided tape data the current P&I is $xxx.xx and rate of interest is x.xx%. The UPB as of date is in the amount of $xxx,xxx.xx.

The loan was modified on xx with new principal balance of xx. Borrower promised to pay with monthly payment of $x,xxx.xx and new rate of interest is x.xx%. The first payment began from xx and will end on new maturity ofxx. As per mod the interest rate shall restored xx.The restored monthly payment shall begin from xx with monthly payment of $x,xxx.xx. However, the provided tape data reflects the loan was modified on xx  and the review of latest pay history as of xx/xx/xxxx reflect the rate of interest as x.xx% and P&I as $xxx.xx.

As per available comments foreclosure proceedings were initiated on property. The comment dated x/xx/xxxx states that user is associated with the litigation issue and the comment dated x/xx/xxxx states that the litigation file has been closed. The comment dated x/xx/xxxx states that the contested matter was resolved. The comment dated x/xx/xxxx states that the prior foreclosure has been dismissed and the file was closed. Again the foreclosure file was referred to attorney on xx. As per comment dated x/xx/xxxx the foreclosure complaint is needed to be filed.

As per PACER report borrower has not filed bankruptcy since the loan origination.
As per latest comment dated xx/xx/xxxx property is occupied by unknown. No visible damages were reported.

Update:
The current status of the is performing.
As per the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
As per the collection comment dated x/xx/xxxx, the foreclosure complaint was filed on xx. The foreclosure service was completed on xx. The foreclosure was held due to the litigation. As per the collection comment dated x/xx/xxxx, the foreclosure was canceled on xx due to the loan modification.
As per the seller’s tape data, the loan was modified on xx.
No comments related to occupancy and the current condition of the subject property have been found. CCs do not show any damage.

Foreclosure Comments:As per available comments foreclosure proceedings were initiated on property. The comment dated x/xx/xxxx states that user is associated with the litigation issue and the comment dated xx states that the litigation file was closed. The comment dated xx states that the contested matter was resolved. The comment dated xx states that the prior foreclosure has been dismissed and the file was closed. Again the foreclosure file was referred to attorney on xx. As per comment dated xx, foreclosure complaint is needed to be filed.

Update:
As per the collection comment dated x/xx/xxxx, the foreclosure complaint was filed on xx. The foreclosure service was completed on xx. The foreclosure was held due to the litigation. As per the collection comment dated x/xx/xxxx, the foreclosure was canceled on xx due to the loan modification.
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of $xxx,xxx.xx. Borrower promised to pay with monthly payment of $x,xxx.xx and new rate of interest is x.xx%. The first payment began from xx. As per mod the interest rate shall be restored x/xx/xxxx with previous rate of interest as x.xxxxx%.The restored monthly payment shall begin from xx with monthly payment of $x,xxx.xx. However, the provided tape data reflects the loan was modified on xx and the review of latest pay history as of xx/xx/xxxx reflect the rate of interest as x.xx% and P&I as $xxx.xx.	Affiliated Business Disclosure Credit Application	Field: Current Legal Status Loan Value: xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47469095	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,105.76	06/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.700%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	614	613	25.733%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx and was recorded on xx with instrument # xx in the amount of xx with xx.
The chain of assignment has not been completed. The last assignment is with xx which was recorded on xx However, it should be xx
There is state tax lien against the property in the favor of xx which was recorded on xx, in the amount of xx
There is civil judgment in the favor of xx which was recorded on xx with xx in the amount of xx
1st installment of combined jurisdiction tax of xxxx has been paid in the amount of xx on xx
2nd installment of combined jurisdiction tax of xxxx is due in the amount of xx on xx
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx. As per the comment dated x/xx/xxxx, the reason for default is the borrower’s family moved. No comments have been found regarding foreclosure in the latest servicing comments. The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter- xx with the case # xx on xx and the plan was confirmed on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx The plan was filed on xx and the borrower shall pay to the trustee the sum of $xxx.xx for xx months. The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is xx The motion for relief from stay was filed on xx The date of the last filing is xx There is no comment indicating a cram down.	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Type Loan Value: LIBOR - 6 month WSJ Tape Value: LIBOR - 6 month Fannie Mae |-xx-| |-xx-| Comment: As per note the ARM Index is LIBOR -6 Months. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per application the purpose of refinance is Cash Out - Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per HUD-1 the purpose of transaction is Cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file. 1. IL Collateral Protection Insurance Notice 2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47470731	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,037.21	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	USDA	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	Streamline Refinance	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The last assignment is with MERS as nominee for xx
No active judgments or liens have been found against the subject property/the borrower.
First and second installments of combined taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed.
Borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing or error on the Rate Lock
Note
Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: Document is missing from the loan file.   Tape Source: Initial   Tape Type:
xx
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: An appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: An appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 101.000%   Variance:    Variance %:    Comment: An appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final loan application is missing from the loan file. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original/duplicate copy of Note is missing from the loan file. The loan is not modified since origination and there is no copy of Lost Note Affidavit in the loan file."	* Application Missing (Lvl 3) "The final application is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final Closing Disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing the alert that the USDA permission didn't get to close the subject loan. Hence, they wouldn't insure it."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "The executed copy of Rate Lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Fraud Guard report is missing from the loan file."
																																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business disclosure is missing from the loan file."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 6/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is 6/xx/2020. Note date is 6/xx/2020."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47623436	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,521.17	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.142%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	4.000%	xx	01-xx-2016	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx. which was recorded on xx.  However, this should be with xx.
There are two municipal liens active against the subject property in the amount of xx. which was recorded on xx. Second is active in the amount of xx in the favor of xx.
County 1st half taxes for the year of xxxx have been paid on xx in the amount of xx.
County 2nd half taxes for the year of xxxx have been paid on xx in the amount of xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.
As per BK document located at xx, the borrower income is impacted by Covid-xx. Borrower stated that, she has been laid off from her job due to Covid-xx. However, no further details have been found.
As per comment dated x/xx/xxxx, the reason for default is loss of income.
No foreclosure activity has been found.
According to the xx report, the borrower xx had filed for bankruptcy under Chapter-xx with xx.  The loan is in active bankruptcy.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Update:
According to the collection comments, the loan is currently in bankruptcy. The tape shows the current balance is $xx,xxx.xx, and the next due date is xx/xx/xxxx.
No evidence of foreclosure has been found.
No evidence of damage or repair has been found.
As per the collection comment dated xx/xx/xxxx, the motion to dismiss was filed by the trustee for failure to make plan payments. Further details not provided. The tape shows the post-petition payment due date is xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrower xx had filed for bankruptcy under Chapter-xx with xx on x/xx/xxxx and the plan was confirmed on xx. The POC was filed by the creditor xx Services on xx with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx months under Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx However, the unsecured portion is xx. As per notice of mortgage payment change new total payment is $xxx.xx which was effective from xx/xx/xxxx. No comment has been found indicating a cram-down.  The loan is in active bankruptcy.

Update:
As per the collection comment dated xx/xx/xxxx, the motion to dismiss was filed by trustee for failure to make plan payments. Tape shows the post-petition payment due date was xx/xx/xxxx.
According to the modification, the loan was modified on x/x/xxxx, between the borrower xx., The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx. The maturity date as per modification is x/x/xxxx. This loan was modified once.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not required   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 2/xx/2020   Variance: 1425 (Days)   Variance %:    Comment: Last payment was received on 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.12500%   Tape Value: 6.13000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original stated rate is 6.125%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 003211121122211013211100   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment History string is 444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001112310112221121112300   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment History string reversed is 444444444444444444.   Tape Source: Initial   Tape Type:
xx
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: 9/xx/2017 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to:
Discount Fee Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: xx."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase state regulations test failed due to :
Discount Fee Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: xx.
This loan failed the discount fee test.
The sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage. "Discount points" does not include the costs associated with settlement services as defined in RESPA."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47642644	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,923.12	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	721	695	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/xx/xxxx shows the subject mortgage was originated on xx.

The chain of assignment has not been completed; currently the assignment is with xx which was recorded on xx. However, it should be with xx.

The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.

The combined first, second and third installments taxes for the year of xxxx have been paid in the total amount of $xxxx.xx.
The utilities third installment taxes for the year of xxxx have been paid in the amount of $xxx.xx.
The combined fourth installment taxes for the year of xxxx have been due in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior year.
As per the review of the payment history as of x/xx/xxxx, the borrower is regular with his payments and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in collection.
As per the review of the payment history as of x/xx/xxxx, the borrower is regular with his payments and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.
The loan was not modified since origination. However, the borrower had made the last payment as per the original ARM note terms.
No foreclosure activity has been found.
No Comments regarding the reason for default.
The current status of the bankruptcy is discharged.
No comments have been found stating that the borrower’s income has been affected by COVID-xx.

Currently, the property is owner occupied with no damages noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER records the debtors “xx” had filed the bankruptcy under chapter xx(converted to Chapter x) with the case# xx. The POC was filed on xx. The schedule D of voluntary petition shows secured claim is in the amount of xx with the supporting value of collateral is xx, so there is no unsecured amount. The chapter xx plan was filed on xx and it was confirmed on xx. MFR has been filed on xx which was granted on xx. As per the final Trustee’s report dated x/xx/xxxx, the claim allowed was xx has been paid.The debtor was discharged on xx.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |-xx-| |-xx-| Comment: As per the collection comments, the current status of the loan is in Collection. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000444444444444433444432   Tape Value: 99999999999999999999CCCC   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 000004444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 234444334444444444444000   Tape Value: CCCC99999999999999999999   Variance:    Variance %:    Comment: The Payment History String reversed is 444444444444444444400000.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Comment: UPB per payment history is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47666900	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$8,826.76	08/xx/2020	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.550%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	44.973%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	11/xx/2019	06/xx/2017	xx	Not Applicable	2.077%	xx	06/xx/2017	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx The chain of assignment has been completed currently , the assignment is with xx. There are x IRS liens, xx state tax liens , x civil judgments, x Real estate lien , x HOA lien and x junior mortgage against the borrower. The IRS liens are in the favor of xx for the total amount of $xx recorded on different dates. The state tax liens are in the favor of xx of Taxation in the total amount of $xx recorded on different dates. The civil judgment recorded on xx/xx/xxxx for the amount of $xx in the favor of xx. The second civil judgment was recorded on xx The real estate was recorded on xx/xx/xxxx for the amount of $xxx.xx in the favor of xx. The HOA lien was recorded on xx. Taxes for the year xxxx are paid in the amount of $xxxx.xx. No prior year tax delinquency has been found.	According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments the loan is in the active Bankruptcy and the borrower has delinquent with the loan for +xx months. The last payment was received on x/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.The UPB reflected as per the updated payment history is in the amount of $xxx,xxx.xx. The loan has been modified on xx with the x step amortization with the new principal balance of xx borrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx and the new maturity date is xx According to the PACER the borrower xx had filed bankruptcy under xx with the xx. The plan was confirmed on xx As per the comment the subject property has been occupied by the owner. As per collection comment shows that the reason for default is Ilness of Borrower. The latest BPO is not available .Recent servicing comments do not reflect any damage. Also, no comments have been found regarding the income impacted due to COvid-xx.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney.The judgment was entered on xx The foreclosure was placed on hold due to  the borrower xx had filed bankruptcy under xx.No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to the PACER the borrower xx had filed bankruptcy under xx The plan was confirmed on xx The POC was filed on xx with the claim amount of xx and the amount of arrearage is xx The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of $xxxx.xx per month for the xx months. The schedule D of Voluntary petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however the unsecured portion is xx there is no comment indication a cram down.	The x step modification agreement was made between the lender x and the borrower x on xx/xx/xxxx with the new principal balance of $xxx,xxx.xx.The borrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/x/xxxx and the new maturity date is x/x/xxxx. The modification does not contain balloon payment,	Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 608 |-xx-xx-248 |-xx-| -40.78947% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Current Legal Status is "Bankruptcy-Delinquent".   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure is "Yes".   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 10/xx/2008   Tape Value: 6/xx/2017   Variance: -3165 (Days)   Variance %:    Comment: First Pay change date is "10/xx/2018".   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 9/xx/2008   Tape Value: 6/xx/2017   Variance: -3195 (Days)   Variance %:    Comment: First Rate change date is "9/xx/2018".   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is "Step".   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 608   Variance: -248   Variance %: -40.78947%   Comment: Loan Original Maturity Term Months are "360".   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: 4/xx/2021   Tape Value: 6/xx/2022   Variance: -426 (Days)   Variance %:    Comment: Next Pay Change Date is "4/xx/2021".   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.55000%   Tape Value: 2.07700%   Variance: 6.47300%   Variance %: 6.47300%   Comment: Original Stated Rate is "8.5500%".   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $295.02 Variance: $-295.02 Variance %: -100.00000% Comment: Suspense Balance per Payment History is "$0.00". Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing in the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "OH Seller-Paid Points and Fees Exception Test: FAIL This loan failed the Ohio seller-paid points and fees exception test. This loan is subject to legislation that takes into discount points that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid discount points into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees". The sum of all discount points is limited to 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "OH Seller-Paid Points and Fees Exception Test: FAIL This loan failed the Ohio seller-paid points and fees exception test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to be determined from the available loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47674721	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,005.60	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	10.874%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	627	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2018	xx	Not Applicable	3.375%	xx	11/xx/2018	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has been completed. The assignment is with xx
No active liens and judgments against the borrower/property.
Combined annual tax has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
No delinquent taxes have been found for the prior years.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. The next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. The next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx.
As per the comment dated xx the reason for default is curtailment of income.
No latest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx had filed Bankruptcy under xx. POC was filed on xx states the amount of secured claim is xx with arrearage amount of xx The schedule D of a voluntary petition dated xx shows the amount of claim is xx and the value of the collateral is xx Hence, the unsecured portion is xx On xx the chapter xx has been voluntary converted into chapter x. The debtor was discharged on xx and the case was terminated on xx	The loan modification agreement was made on xx/x/xxxx with the new principal balance is in the amount of $xxx,xxx.xx and the borrower promise to pay the new P&I $xxx.xx with the interest rate steps up in x steps beginning with x.xxx% and ending at x.xxx%. The modification first payment was due on xx/x/xxxx. The maturity date is x/x/xxxx. The interest bearing amount is $xxx,xxx.xx. The amount $xx,xxx.xx has been forgiven by the lender.	Affiliated Business Disclosure Credit Application	Field: Age of Loan Loan Value: 160 Tape Value: 23 |-xx-| 137 |-xx-| 595.65217% Comment: Age of loan is 160 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: bK is discharged.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is performing.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Step   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 11/xx/2018   Tape Value: 11/xx/2023   Variance: -1826 (Days)   Variance %:    Comment: Mod step 1 date is 11/xx/2018   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.375%   Tape Value: 4.375%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 rate is 3.375%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 11/xx/2023   Tape Value: 11/xx/2024   Variance: -366 (Days)   Variance %:    Comment: Mod step 2 date is 11/xx/2023   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.375%   Tape Value: 5.375%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 2 rate is 4.375%   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 11/xx/2024   Tape Value: 11/xx/2025   Variance: -365 (Days)   Variance %:    Comment: Mod step 3 date is 11/xx/2024   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 5.375%   Tape Value: 6.375%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 3 rate is 5.375%   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 11/xx/2025   Tape Value: 11/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Mod step 4 date is 11/xx/2025   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 6.375%   Tape Value: 7.375%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 4 rate is 6.375%   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 11/xx/2026   Tape Value: 11/xx/2027   Variance: -365 (Days)   Variance %:    Comment: Mod step 5 date is 11/xx/2026   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 7.375%   Tape Value: 8.375%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 5 rate is 7.375%   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: 0   Tape Value: 1   Variance: -1   Variance %: -100.00000%   Comment: 0   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 153.018%   Tape Value: 153.020%   Variance: -0.002%   Variance %: -0.00200%   Comment: Original CLTV is 153.018%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 153.018%   Tape Value: 153.020%   Variance: -0.002%   Variance %: -0.00200%   Comment: Original LTV is 153.018%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.87440%   Tape Value: 10.87400%   Variance: 0.00040%   Variance %: 0.00040%   Comment: Original stated rate is 10.874%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000044444444444444444444   Tape Value: 112000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444440000   Tape Value: 000000000000000000020211   Variance:    Variance %:    Comment: Reversed payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: 11/xx/2009   Tape Value: 5/xx/2010   Variance: -176 (Days)   Variance %:    Comment: Prepayment penalty end date is 5/xx/2010   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: 30   Tape Value: 36   Variance: -6   Variance %: -16.66666%   Comment: Prepay terms are 30 months   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2056 Tape Value: 5/xx/2037 Variance: 6981 (Days) Variance %: Comment: Stated maturity date is 7/xx/2056 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per Uniform Appraisal report the appraised value is $125,000.00. However, the loan amount is $191,272.17. LTV/CLTV shows 153.018% which exceeds 104%."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47759367	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,007.34	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	661	Not Applicable	43.754%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
No active judgments or liens have been found.
Annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in collections.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
As per comment dated x/xx/xxxx, the borrower has been impacted by Covid-xx and asking for assistance. The reason for default is unemployment. Four months disaster forbearance plan was approved from x/xx/xxxx to xx/xx/xxxx. No further details have been found.
At the time of origination borrower was working as Visual Merchandising Manager at “Celine” from x months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original CLTV Ratio Percent Loan Value: xx Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)  xx  Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: XXXX00000001   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 1000000XXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $470004.38 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "Moderate" due to the loan failed the TRID disclosure delivery and receipt date validation test since the Revised Closing Disclosure Receipt Date (11/xx/2019) is before Revised Closing Disclosure Issue Date (11/xx/2019)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the Non-Specific Lender Credits that cannot decrease test. An initial CD dated 11/xx/2019 reflects the Non-specific Lender credit as $7,228.13, however, the final CD dated 11/xx/2019 reflects the Non-specific Lender credit as $7,051.80. This is a total decrease of Non-specific Lender credit for $176.33.  Valid COC for decrease was not located in the file."
* Income documentation does not meet guidelines (Lvl 3)     "Written Verification of previous employment with Prada USA Corp and Giorgio Armani Corp is missing from the loan documents."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller's tape is showing the alert that the all the provided loan documents are dated 11/xx/2019; however, the final CD was issued on 11/xx/2019 & the borrower was signed and hand dated it on 11/xx/2019 (xx)."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.75% as the Borrower income was $8,749.87 and total expenses are in the amount of $3,828.44 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 43.75%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47872984	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,197.22	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.990%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	6.000%	xx	01-xx-2016	Financial Hardship	The Updated title report dated x/xx/xxxx shows that the mortgage was originated on xx with the lender xx which was recorded on xx with the instrument # xx
The chain of the assignment is not available.
No active judgment or liens have been found.
The annual installments of combined taxes for the year of xxxx have been paid in the amount of xx The current ownership is vested in the name of xx

//Update-
As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of “xx”, which was recorded on xx under xx. The county taxes have been paid in the amount of xx on xx. No active judgments or liens have been found against the borrower or subject property. No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.

//Update-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx with interest rate is x.xxx%.The current UPB reflected as per tape data is $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.
The loan modification agreement was made between (borrower) xx and (Lender) xx on xx
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

//Update-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx with interest rate is x.xxx%.The current UPB reflected as per tape data is $xx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx and (Lender) xx. on x/x/xxxx.
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xxx.xx beginning from x/x/xxxx. The maturity is x/x/xxxx. There is no provision for the balloon payment. A final balloon payment on the interest bearing principal balance of $xx,xxx.xx is due on the maturity date.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Payment Plan |-xx-| |-xx-| Comment: The current status of the loan is in collection. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/xx/2016   Tape Value: 2/xx/2016   Variance: -21 (Days)   Variance %:    Comment: The doc date of last modification is 2/xx/2016.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx Variance %: xx  Comment: The original Standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 9.99000% Tape Value: 6.00000% Variance: 3.99000% Variance %: 3.99000% Comment: The original stated rate is 9.99%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application / 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the first lien prohibited fees test and the prepayment penalty term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees First Lien Test: FAIL Loan Data $5,544.00 Comparison Data $0.00 Variance+$5,544.00.
This loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" fields indicate otherwise."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47970098	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$999.99	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	539	Not Applicable	34.154%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/xx/2020	xx	xx	4.477%	xx	02/xx/2020	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently the mortgage assignment is with xx.
There are six Notice of Assessment liens for HOA total in the amount of xx.
There are three HOA liens active against the subject property xx.
There are six state tax liens active against the borrower xx.
There is civil judgment active in the favor of xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
According to servicing comment dated x/xx/xxxx, the borrower income is impacted by Covid-xx. Forbearance plan was approved which was started on x/xx/xxxx. However, no further details have been found.
No foreclosure activity has been found.
According to the xx report, the borrower “xx” had filed for bankruptcy under xx. The loan is in active bankruptcy.
 As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Update:-

As per the comment dated xx/xx/xxxx, there are HOA delinquent taxes in the amount of $xxxx.xx.
As per the tape data the current status of the loan is bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrower “xx” had filed for bankruptcy under xx and the plan was confirmed on xx. The POC was filed by the creditor xx on xx with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of xx for the period of xx , then xx for the period of xx and xx for the period of xx under Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is xx. No comment has been found indicating a cram-down. The loan is in active bankruptcy.	The loan was modified with an effective date of xx and a new principal balance is $xxx,xxx.xx to the step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at x.xxx%. The borrower had also promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date on xx. The lender agrees to forgive the amount of $xx,xxx.xx which exceeds x% of loan amount.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Age of Loan Loan Value: 147 Tape Value: 7 |-xx-| 140 |-xx-| 2000.00000% Comment: Age of loan is 147. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is bankruptcy-delinquent.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Require MI is N/A.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: 10/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calcualtion type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2020   Tape Value: 3/xx/2025   Variance: -1855 (Days)   Variance %:    Comment: MOD step 1 date is 02/xx/2025   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.477%   Tape Value: 5.477%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 2/xx/2025   Tape Value: 3/xx/2026   Variance: -393 (Days)   Variance %:    Comment: MOD step 2 date is 02/xx/2026.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 5.477%   Tape Value: 5.875%   Variance: -0.398%   Variance %: -0.39800%   Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: 2/xx/2020   Tape Value: 3/xx/2020   Variance: -29 (Days)   Variance %:    Comment: MOD first payment date is 02/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: 0   Tape Value: 1   Variance: -1   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 001000021111111444444433   Tape Value: 115000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 4444444MMMMMMM1443211.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 334444444111111120000100   Tape Value: 000000000000000000050511   Variance:    Variance %:    Comment: Payment history string is 4444444MMMMMMM1443211.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $285919.88   Tape Value: $280538.86   Variance: $5381.02   Variance %: 1.91810%   Comment: Principal balance is $285,919.88.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx
Field: Stated Remaining Term Loan Value: 472 Tape Value: 473 Variance: -1 Variance %: -0.21141% Comment: Remaining term is 472. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to:

TILA Finance Charge Test: Result FAIL Loan Data $342,226.46 Comparison Data $344,671.01 Variance -$2,444.55
TILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Data $342,226.46 Comparison Data $344,671.01 Variance -$2,444.55
Tax Service Fee Test: Result FAIL Loan Data $90.00 Comparison Data $0.00 Variance +$90.00"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result FAIL Loan Data $342,226.46 Comparison Data $344,671.01 Variance -$2,444.55
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $344,671.01. The disclosed finance charge of $342,226.46 is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Data $342,226.46 Comparison Data $344,671.01 Variance -$2,444.55
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $344,671.01. The disclosed finance charge of $342,226.46 is not considered accurate for purposes of rescission because it is understated by more than $35.

Tax Service Fee Test: Result FAIL Loan Data $90.00 Comparison Data $0.00 Variance +$90.00
This loan failed the tax service fee test. (HUD Mortgagee Letter 2006-04)
The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47974413	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,135.66	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.475%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	504	800	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	3.750%	xx	Unavailable	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx.
x) There are two active state tax liens against the borrower.
First in the favor of xx.
Second in the favor of State of xx.
The second installment combined taxes of xxxx are due in the amount $xxxx.xx for the due date x/xx/xxxx. The first installment combined taxes of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
This is a conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest x.xx% and a maturity date of xx/xx/xxxx. The P&I as per latest payment history is the $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. However, Modification agreement is missing in the loan file.
As per servicing comments, unable to determine the reason for default.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest x.xx% and a maturity date of xx/x/xxxx. The P&I as per latest payment history is the $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. However, Modification agreement is missing in the loan file.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 634 |-xx-xx-274 |-xx-| -43.21766% Comment: 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 634   Variance: -274   Variance %: -43.21766%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: appraisal missing   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 01mmmmmmm444444444444444   Tape Value: 110777765432100000111003   Variance:    Variance %:    Comment: 01mmmmmmmm444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444mmmmmmm10   Tape Value: 300111000101234567707011   Variance:    Variance %:    Comment: 44444444444444mmmmmmmm10   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 4760.000%   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: Not Applicable   Tape Value: 36   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: U/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio state. The following state disclosures are missing from the loan file.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48008095	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$695.00	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	543	Not Applicable	38.791%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	3.819%	xx	01-xx-2018	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage xx.
The chain of the assignment has been completed. The latest assignment is with xx.
No active lien and judgment against the borrower and the subject property has been found.
xx
Annual combined taxes for the year of xxxx have been paid on xx/xx/xxxx for the amount of $xxx.xx.
xx
Annual combined taxes for the year of xxxx have been paid on xx/xx/xxxx for the amount of $xx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of xx.	Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of xx.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest available months of servicing comments. No damage pertaining to the subject property has been found.

The current status of the loan is performing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made on xx. The new principal Balance is xx with an interest rate of x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: The MI certicate is missing. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 519   Variance: -159   Variance %: -30.63583%   Comment: As per the note, the loan maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2018   Tape Value: 12/xx/2023   Variance: -1826 (Days)   Variance %:    Comment: As per the mod, the mod step 1 date is 12/xx/2018.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.819%   Tape Value: 4.819%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the mod step 1 rate is 3.819%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 12/xx/2023   Tape Value: 12/xx/2024   Variance: -366 (Days)   Variance %:    Comment: As per the mod, the mod step 2 date is 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.819%   Tape Value: 5.221%   Variance: -0.402%   Variance %: -0.40200%   Comment: As per the mod, the mod step 2 rate is 4.819%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.971%   Tape Value: 98.455%   Variance: 2.516%   Variance %: 2.51600%   Comment: The CLTV ration percent is 100.971%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.971%   Tape Value: 98.455%   Variance: 2.516%   Variance %: 2.51600%   Comment: The LTV ration percent is 100.971%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000001234231012M   Tape Value: 000000000000043232108765   Variance:    Variance %:    Comment: The payment history string reversed is 0000000000000001234231012M.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M21013243210000000000000   Tape Value: 567801232040000000000000   Variance:    Variance %:    Comment: The payment history string reversed is M2101324311000000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 11/xx/2058 Tape Value: 10/xx/2047 Variance: 4049 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Document is missing from the loan file."
* Property is Mobile Home (Lvl 2)     "Home is affixed. An Appraisal Report at the origination located at “0xxf” shows the type of subject property as a mobile home. The VIN# is available in the legal description of the recorded mortgage as xx&B.  However, the Affidavit of Affixation is not available in the loan file.  Also, the ALTA 7 Endorsement is not attached to the final title policy."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48246962	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,672.42	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	372	372	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/xx/2019	xx	Not Applicable	4.500%	xx	03/xx/2019	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment of mortgage is currently with the xx
No active lien and judgment have been found on the updated title report.
Annual Combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Annual Combined tax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
Review of the latest xx months payment history shows that the borrower is delinquent for xx months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower is delinquent for xx months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Loan Modification agreement was made between borrower and lender on xx The new modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx The new modified principal balance is in the amount of xx and the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.
Borrower has filed bankruptcy under xx. POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx Debtor has filed chapter xx plan on xx which states that the debtor shall pay the subject claim direct to the subject creditor and the debtor will cure the subject arrears which is in the estimated amount of xx through plan. Order of confirming plan was filed on xx which states that the debtor plan which was filed on xx is hereby confirmed. Currently debtor is in active bankruptcy.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Update:
The loan is currently in active bankruptcy.
The reason for default is not available.
As per the tape data, and as per the servicing comment dated xx borrower filed for bankruptcy under xx. As per the servicing comment dated xx the POC was filed on xx and as per the servicing comment dated xx the amount of arrears listed in POC is xx As per the servicing comment dated xx the post-petition due date is xx and the bankruptcy is still active.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated xx the subject property is owner-occupied.
No information has been found stating the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under xx. POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx Debtor has filed chapter xx plan on xx which states that the debtor shall pay the subject claim direct to the subject creditor and the debtor will cure the subject arrears which is in the estimated amount of xx through plan. Order of confirming plan was filed on xx which states that the debtor plan which was filed on xx is hereby confirmed. Currently debtor is in active bankruptcy.	Loan Modification agreement was made between borrower and lender on x/x/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which began on x/x/xxxx. The new modified principal balance is in the amount of $xx,xxx.xx and the interest bearing amount is $xx,xxx.xx. The new maturity date is x/x/xxxx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 372 Tape Value: 667 |-xx-xx-295 |-xx-| -44.22788% Comment: Amortization Term Months (CE, S&P) is 372. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2019   Tape Value: 3/xx/2019   Variance: -3 (Days)   Variance %:    Comment: Doc Date of Last Modification is 03/xx/2019.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Does Lender G/L Require is No.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 1/xx/1996   Tape Value: 7/xx/1996   Variance: -182 (Days)   Variance %:    Comment: First Payment Date is 01/xx/1996.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO Active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 11/xx/2019   Variance: 1502 (Days)   Variance %:    Comment: Last payment received date is 08/xx/2020 but tape data shows 11/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 372   Tape Value: 393   Variance: -21   Variance %: -5.34351%   Comment: Loan original maturity term is 372 months but tape data shows 393 months.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: MGIC   Variance:    Variance %:    Comment: MI Company is Not Applicable.   Tape Source: Initial   Tape Type:
Field: MI Coxxge Amount   Loan Value: Not Applicable   Tape Value: 30.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000444444441000004444444   Tape Value: 333333333333332210003333   Variance:    Variance %:    Comment: Payment history string is 444444444444444320004444 but tape data shows 333333333333332210003333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444400000144444444000 Tape Value: 333300012333333333333333 Variance: Variance %: Comment: Payment history string reversed is 444400023444444444444444 but tape data shows 333300012333333333333333. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48360302	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,235.89	12/xx/2023	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	606	Not Applicable	78.089%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2010 12:00:00 AM	xx	xx	5.000%	xx	01-xx-2011	Financial Hardship	According to updated title report dated xx
The chain of the assignment has been completed. Currently the assignment is with xx
There is an active junior mortgage agains the subject property for the amount of $xx
No active judgments or liens have been found.
The county annual taxes for the year xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxxx.
No prior years delinquent taxes have been found.
The payment history as of x/xx/xxxx shows that the borrower has been delinquent with the loan from x months and the next due date for the payment is x/xx/xxxx. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied to the due date x/xx/xxxx. The Unpaid Principal Balance is in the amount of $xx,xxx.xx till the due date x/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	Collections Comments:he loan is in foreclosure and the next due date for the payment is x/xx/xxxx. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied to the due date x/xx/xxxx. The Unpaid Principal Balance is in the amount of $xx,xxx.xx till the due date x/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.

The comment dated x/xx/xxxx reflects that the reason for default is the borrower has been impacted by pandemic situation of COVID-xx.

The foreclosure was initiated in this loan in xx The Lis Pendens attached with updated title report dated xx shows that the foreclosure complaint was filed with xx. The proceedings were placed on hold for loss mitigation workout plan and as the result the loan has been modified on xx Recently the foreclosure has been resumed and the case has been referred it to attorney on xx and the collateral has been requested by custodian on xx No further information is available.

The loan has been modified once since origination between the borrower xx with fixed amortization. The New Principal Balance is in the amount of xx and the lender has agreed to defer the principal balance in the amount of xx hence the Interest-Bearing Principal Balance is xx The borrower has promised to pay P&I in the amount of $xxx.xx at the interest rate of x.xxx%. The payment had begun from xx and ended with a maturity date of xx
Foreclosure Comments:The foreclosure was initiated in this loan in xx The Lis Pendens attached with updated title report dated xx shows that the foreclosure complaint was filed with xx. The proceedings were placed on hold for loss mitigation workout plan and as the result the loan has been modified on xx Recently the foreclosure has been resumed and the case has been referred it to attorney on xx and the collateral has been requested by custodian on xx No further information is available.
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination between the borrower xx with fixed amortization. The New Principal Balance is in the amount of $xxx,xxx.xx and the lender has agreed to defer the principal balance in the amount of xx hence the Interest-Bearing Principal Balance is xx The borrower has promised to pay P&I in the amount of $xxx.xx at the interest rate of x.xxx%. The payment had begun from xxx	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 530 |-xx-xx-170 |-xx-| -32.07547% Comment: Information updated as per the available documents. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Information updated as per the available documents.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   xx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test.

This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.790%. The disclosed APR of 6.578% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA finance charge test.
This loan failed the TILA finance charge test. The finance charge is $148,301.51. The disclosed finance charge of $145,684.44 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.The finance charge is $148,301.51. The disclosed finance charge of $145,684.44 is not considered accurate for purposes of rescission because it is understated by more than $35."
* DTI > 60% (Lvl 2)     "As per 1003 dated xx the total monthly income is in the amount of xx and the total monthly expenses are in the amount of xx Hence, the DTI is calculated as xx which is exceeding xx DTI limit."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48787093	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,826.20	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx for the amount of xx which was recorded on xx
The chain of assignment has been completed. The subject mortgage is with the lender, "xx".
There are two judgments for the amount of xx However, the middle name of defendant does not match with the middle name of the borrower.
County annual taxes for the year of xxxx have been paid in the amount of xx on xx No prior year's delinquent taxes have been found.

Update:-
No delinquent taxes have been found in the updated title report.	According to the latest payment history as of xx/xx/xxxx, the loan is performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. Borrower has been working at "xx
Current occupancy is unable to be determined from the loan file. The latest BPO report is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Fraud Report Missing HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Note	Field: Last Payment Received Date Loan Value: Unavailable Tape Value: xx |-xx-| |-xx-| Comment: The last payment received date is xx Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -20 (Days)   Variance %:    Comment: Note is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: Updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Copy of original Note document is missing from the loan file. Loan has not been modified since origination."	* Access letter is missing (Lvl 3) "Access letter required of non borrower spouse xx for bank account xx
* Application Missing (Lvl 3)     "Final Application Missing from the loan file. Initial Application is available in the loan file at "xx""
* Fraud Report Missing  (Lvl 3)     "Fraud Report Missing from the file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD dated xx is missing from the loan file. DT reflects CD sent on xx
* Income documentation does not meet guidelines (Lvl 3)     "Borrower's Base Income of $5,000.00 per month is not used to qualify, Commission and Tips are used for total of $1,120.99. (WVOE is located at "xx and Pay stub is located at xx")

2018 W2 income is greater than 2019 W2 Income. Declining Income and no LOE as to why the borrower was switched to salary or when.  WVOE shows 5000 salary paid, which is one month.  Since Salary is not supported, it was not used in calculations."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure Is missing from the file."
* Loan does not conform to program guidelines (Lvl 3)     "Income being used to qualify was inaccurate given the use of conversion from commission to salary. Prior history of commission does not support current pay."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in xx State. Following state disclosures are missing from the loan file:
Cash-Out Refinance Disclosure
Property Insurance Disclosure
Colorado Notice to Cosigner
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "AUS/DU (Locator#xx) and its recommendation is “Refer with Caution”.
																																																																																																								Borrower's Base Income of $5,000.00 per month is not used to qualify, Commission and Tips are used for total of $1,120.99. (WVOE is located at "xx"). SOL expired. Downgraded to LVL 2."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48872172	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,107.56	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	28.603%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the mortgage was originated on xx with xx which was recorded on xx The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx. No active judgments or liens found. Annual county taxes of xxxx have been paid in the amount of xx	The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.	Collections Comments:Currently, the loan is in performing status. The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. No details have been found regarding damages and Covid as the latest collections comments are not available. Collections comments are missing from x/xx/xxxx to x/xx/xxxx. However, we require collections comments in recent xx months after loan origination. At the time of origination, the borrower was xx. The income sources are xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Last Payment Received Date Loan Value: xx Tape Value: xx |-xx-| 1252 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "As per tape data Max LTV is 75% with a 650 FICO on a manual underwrite. Not agency saleable. DU report located at "xx" reflects "Refer with Caution" as recommendation. Also, LTV/CLTV submitted in the DU report is xx DU report also highlights the fact that borrower had preforeclosure sales within last 4 years. Credit supplement report dated xx confirms the delinquency on those two mortgage accounts. Letter of explanation regarding delinquency and short sale on the mortgage accounts can be located at "xx"."	* Missing Appraisal (Lvl 3) "Appraisal is missing in the loan file."	* Assets Verification (Lvl 2) "Gift assets worth $7000 have been submitted towards closing. Gift letter and check is available, however, source of gift funds were not provided in file. SOL expired. Downgraded to LVL 2."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "TRID Violation due to a fee increase on revised LE dated xx  Initial LE dated xx reflects an Condo Certification Fee of $295.00, however, revised LE dated xx reflects an Condo Certification Fee of $395.00. Initial LE dated reflects Credit report fee at $95.00, however, revised CD dated xx reflects Credit report fee at $174.00. This is a fee increase of $179.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.  Cured with credit to Borrower at Closing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE result is Moderate because this loan has failed Charges That Cannot Increase Test."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to a fee increase on revised LE dated xx Initial LE dated xx reflects an Condo Certification Fee of $295.00, however, revised LE dated xx reflects an Condo Certification Fee of $395.00. Initial LE dated reflects Credit report fee at $95.00, however, revised CD dated xx reflects Credit report fee at $174.00. This is a fee increase of $179.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Cured with credit to Borrower at Closing."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48883715	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,364.18	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	61.229%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2020 12:00:00 AM	xx	xx	4.000%	xx	01-xx-2020	Financial Hardship	According to updated title report dated xx/xx/xxxx, the title of the property is with borrower, xx The subject mortgage from borrower to lender, xx.
Currently, the assignment is with xx.
There is a civil judgment entered against borrower, xxe in the amount of $xx on xx.
There are two state tax liens active against borrower, xx each in the amount of $xx and $xx, recorded on xx and xx.
There is another civil judgment entered against borrower, xx for the amount of $xx in the favor of xx.

Property taxes are paid till xxxx. No delinquent taxes have been found.	As per pay history as of xx/xx/xxxx, the loan is current and is next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for due date xx/xx/xxxx. The current UPB is xx and interest rate is x.xx%.
Collections Comments:Loan is performing and borrower is next due for xx/xx/xxxx.
As per pay history as of xx/xx/xxxx, the loan is current and is next due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for due date xx/xx/xxxx.
The loan was modified on x/xx/xxxx with new UPB of xx and deferred amount of $xx,xxx.xx.  The first modified payment date is xx/xx/xxxx.
As per comment dated x/xx/xxxx, the RFD is curtailment of income. Comment dated x/xx/xxxx states that borrower was impacted by Covid xx and x months payment suspension FB plan was offered effective x/xx/xxxx.
No evidence of foreclosure action was found in the recent xx months of collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on x/xx/xxxx with new UPB of xx and deferred amount of $xx,xxx.xx. The remaining amount of xx to be paid with fixed interest x.xx% by making P&I of $xxx.xx from xx/x/xxxx. The new maturity date will be x/x/xxxx.	Credit Report Mortgage Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 393 |-xx-xx-33 |-xx-| -8.39694% Comment: Per mod Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: Not Applicable   Tape Value: 8/xx/2015   Variance:    Variance %:    Comment: No active bankrutcy   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Rice   Tape Value: xx   Variance:    Variance %:    Comment: Per note   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Chapter   Loan Value: Not Applicable   Tape Value: Chapter 7   Variance:    Variance %:    Comment: No active bakruptcy   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 393   Variance: -33   Variance %: -8.39694%   Comment: PEr mod   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: 3/xx/2007   Tape Value: 4/xx/2007   Variance: -31 (Days)   Variance %:    Comment: PEr appraisal   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 97.617%   Tape Value: 96.000%   Variance: 1.617%   Variance %: 1.61700%   Comment: PEr appraisal.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.25000%   Tape Value: 5.05000%   Variance: 1.20000%   Variance %: 1.20000%   Comment: PEr note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 005432100011   Variance:    Variance %:    Comment: No active bakruptcy   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 110001254500   Variance:    Variance %:    Comment: PEr pay history   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 8/xx/2058   Tape Value: 2/xx/2040   Variance: 6756 (Days)   Variance %:    Comment: PEr mod   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: No Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "The income and debts stated in final 1003 exceeds DTI 60.00%."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. However, the MI certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD, settlement date 4/xx/2007 is different than note date 4/xx/2007."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48950843	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$547.85	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.990%	361	361	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx with Instr | Book/Page# xx. The chain of assignment has been completed. Currently the assignment is with xx, which was recorded on xx
There are two judgments against the borrower xx. in the favour of xx and xx for the amount of $xx and xx which was recorded on xx
The combined annual taxes for the year of xxxx have been due in the amount of $xxx.xx.
The combined annual taxes for the year of xxxx have been paid in the amount of $xxx.xx.
 No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with an interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of collection comments, the borrower is performing with the loan. According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with an interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.

The loan was not modified since origination.
 The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.  No comments have been found regarding the borrower’s income impacted due to covid-xx pandemic. There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $246.43 |-xx-| $-246.43 |-xx-| -100.00000% Comment: The loan was not modified since origination. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation Type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000100000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000001000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per the Final HUD-1 the borrower received cash-out amount.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per the Final HUD-1 the borrower received cash-out amount. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase HOEPA Test Failed (Lvl 3) "The CE risk indicator is Critical as this loan is failing HOEPA Higher-Priced Mortgage Loan Document Type Test.
The loan is a higher-priced mortgage loan and the document type of the loan is "No Asset Verification," "No Asset or
Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or
The documentation type of the loan was not provided. The documentation type is one of sexxl factors that should be considered when making any higher-priced mortgage loan."	* Application Missing (Lvl 2) "The Final Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Critical" (Lvl 2)     "The CE risk indicator is Critical as the loan is failing for following test.

1. xx Rate Spread Home Loan Test.
2. This loan failed the HOEPA higher-priced mortgage loan test.
3. This loan failed the documentation type test.
This is NC HPML loan and the loan is Non-escrow."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Critical as the loan is failing for following test fail.

1. xx Rate Spread Home Loan Test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the xx Rate
Spread Home Loan Article section of the full Compliance Analyzer report.
While the xx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

2. This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.

3. This loan failed the HOEPA higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher priced mortgage loans even if the additional conditions are met."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is $58,233.44. The disclosed finance charge of $58,110.85 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data $58,110.85 Comparison Data $58,233.44 Variance-$122.59

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $58,233.44. The disclosed finance charge of $58,110.85 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business Discloser is missing from loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from loan file."		Critical	Fail	Fail	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48968915	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	36.130%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for due date xx/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
As per servicing comments, unable to determine the reason for default.
No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx.   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 36.130%   Tape Value: 36.000%   Variance: 0.130%   Variance %: 0.13000%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 19.050%   Tape Value: 19.000%   Variance: 0.050%   Variance %: 0.05000%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.
This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance Ease risk indicator is moderate as loan is failing for Charges That Cannot Increase Test & Charges That In Total Cannot Increase More Than 10% Test ."
* ComplianceEase TILA Test Failed (Lvl 3)     "TIL Finance charge test is fail. Loan data is $170876.72 and comparison data is $173788.55. Hence, the variance is $2911.83."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The CE is getting fail for charges that cannot increase test in the amount of $18,984.59 as the Initial LE dated 05/xx/2020 was not signed by the borrower (05/xx/2020) within 3 days of Application (05/xx/2020).

TRID fee violation for $2344.75 due to fee increase greater than a 10% increase in “creditor's provider fees” in Section B & Section E. Valid COC required to clear violation."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49050802	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,214.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	790	36.365%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx. The chain of assignment has been completed as the mortgage is currently with xx. No active judgments or lien have been found against the borrower or subject property. The county taxes for xxxx-xxxx (1st installment) have been paid off in amount of $x,xxx.xx. The county taxes for xxxx-xxxx (2nd installment) have been paid off in amount of $x,xxx.xx. No prior delinquent taxes have been found.	As per review of latest payment history as of xx/xx/xxxx the borrower is current with the loan. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. The latest payment history reflects current UPB in the amount of $xxx,xxx.xx.	Collections Comments: Comments: Petty HFG# xxxxxxxxxx SLS#xxxxxxxxxx Comment History.xlsx As per review of latest payment history as of xx/xx/xxxx the borrower is current with the loan. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. The latest payment history reflects current UPB in the amount of $xxx,xxx.xx. No evidences have been found regarding Bankruptcy filing and foreclosure process. At time of origination Borrower is working as xx. The subject property got damaged. The comment dated x/xx/xxxx shows that reason for default is that borrower’s house is burnt. The same comment also reflects the causality loss. The comment dated x/xx/xxxx shows that date of loss is x/xx/xxxx and subject property got damaged due to fire. No further details have been found regarding estimated repairs and claim amount.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Post-Close DTI per 1003 Loan Value: 36.365% Tape Value: 0.364% |-xx-| 36.001% |-xx-| 36.00100% Comment: NA Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 17.838% Tape Value: 17.800% Variance: 17.660% Variance %: 17.66000% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. 2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase total in the amount of $100.36 on final CD dated 5/xx/2020.  1. An initial LE dated 4/xx/2020 reflects the Appraisal Fee as $600.00, however, the final CD dated 5/xx/2020 reflected it as $700.00. There is increase in fee at final CD of $100. There is a total fee increase of $100.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.  2. The revised LE dated 5/xx/2020 reflects the Loan Discount Fee as $3,820.00, however, the final CD dated 5/xx/2020 reflected it as $3,820.36. There is increase in fee at final CD of $0.36."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase total in the amount of $100.36 on final CD dated 5/xx/2020.   1. An initial LE dated 4/xx/2020 reflects the Appraisal Fee as $600.00, however, the final CD dated 5/xx/2020 reflected it as $700.00. There is increase in fee at final CD of $100. There is a total fee increase of $100.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.  2. The revised LE dated 5/xx/2020 reflects the Loan Discount Fee as $3,820.00, however, the final CD dated 5/xx/2020 reflected it as $3,820.36. There is increase in fee at final CD of $0.36."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that this loan was originated in the month of May of this year. Unfortunately on move in day, there was a fire caused by electrical issues in the house that burnt down a significant portion of the home. Since then we have held the loan & sub-serviced it. The Borrower has made all payment and is in good standing. Insurance Company has approved the claim and borrower is just awaiting permits to set the draw schedule and begin re-xxlding. Borrowers have great credit and a solid pay history."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49174904	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,201.73	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	714	Not Applicable	59.545%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the mortgage was originated on xx with xx which was recorded on xx
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx
No active judgments or liens have been found.

Tax Status is not available.

Update:-
The review of the updated title report dated x/xx/xxxx, there is a UCC lien against the borrower in favor of xx. Which was recorded on xx The amount of the lien is not mentioned in the supporting document that was recorded on xx in xx that shows the subject property is located within the jurisdiction of the green corridor property assessment clean energy (PACE) district, a local government that has placed an assessment on the property. The assessment is for a qualifying improvement to the property relating to energy efficiency, renewable energy, or wind resistance.
The annual county taxes for xxxx are paid in the amount of xx on xx	The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:Currently, the loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx.
No details have been found regarding covid and damages as the latest collections comments are not available. Collections comments are missing from x/xx/xxxx to x/xx/xxxx. However, we require collections comments in recent xx months after loan origination.
At time of origination Borrower is working as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Last Payment Received Date Loan Value: xx Tape Value: xx |-xx-| 1277 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" due to following factors:

1. This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increase of $70.00 on final CD dated 2/xx/2020. An initial LE dated 1/xx/2020 reflects the Appraisal Fee as $550.00, however, the final CD dated xx reflects the Appraisal Fee as $620.00. There is a fee increase of $70.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Settlement date is different from note date (Lvl 3) "Final CD reflects the closing date of the loan as xx The Notary's signature date on the Mortgage/Deed of Trust is xx The Note date is xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The borrowers commission income was calculated incorrectly causing ratio to increase to from 49.89% to 59.545%. The lender was considered the borrowers commission income as $1,008.36 instead of $276.32. The borrowers commission Income is declined from 2017 to 2018. The yearly omission income in 2017 was $14,788.20 and $10,081.94 in 2018 which was declining. SOL expired. Downgraded to LVL 2."
* Loan does not conform to program guidelines (Lvl 2)     "The provided Seller’s tape is showing alert that the borrower’s commission income was calculated incorrectly causing ratio to increase to 50.931% and AUS to not run. The lender was considered the borrower’s commission income as $1,008.36 instead of $276.32. SOL expired. Downgraded to LVL 2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 59.545% as the Borrower income was $6,954.19 and total expenses are in the amount of $4,140.84 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 49.89%. SOL expired. Downgraded to LVL 2."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49232872	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,300.58	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	4.000%	xx	01-xx-2017	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage xx.
The chain of assignment has been completed. Currently, the mortgage is with the xx.
There is a junior mortgage open against the property in the favor of xx.

x) There is a civil judgment open against the borrower in the favor of xx.
x) The xxxx sewer & utility charges were sold to xx.

First and second installment county taxes of the year xxxx are due on x/xx/xxxx & x/xx/xxxx in the total amount of $xxxx.xx.
Fourth installment county taxes of the year xxxx were due on xx/xx/xxxx in the amount of $x,xxx.xx.

Update:-
According to the updated title report dated xx/xx/xxxx, the subject mortgage was xx.
There is one junior mortgage active against the subject property in favor of xx.
There is a certificate of sale for unpaid municipal liens as the utility charges for the year xxxx have been sold in the amount of $xx to xx.
There is one child support lien against the borrower in favor of xx.
There is one civil judgment against the borrower in favor of xx.
The first, second, third and fourth installments of town taxes for xxxx have been paid in the total amount of $x,xxx.xx.
The first and second installments of county taxes for xxxx are due in the total amount of $x,xxx.xx.
The annual installments of utility charges for xxxx are due in the total amount of $xxx.xx.
The annual installments of utility charges for xxxx have been delinquent in the total amount of $xxx.xx, which are good through xx/xx/xxxx.	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of xx.

Update:-
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx.
Collections Comments:Loan is in bankruptcy.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of xx.
According to the xx, xx (borrower) had filed bankruptcy under chapter-xx with the xx. Schedule D in voluntary petition dated xx states that amount of claim without deducting value of collateral is xx and value of collateral that support for this claim is xx. However, unsecured portion remains as $x,xxx.xx. POC was filed by xx, in the secured claim amount of xx and an arrearage in the amount of $xx,xxx.xx. Modified chapter xx plan was filed on x/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xxx.xx and regular payment will be paid outside the plan in the amount of $x,xxx.xx monthly. This plan was confirmed on xx. MFR was filed on xx/xx/xxxx. Las filing was on xx.
As per comment dated x/xx/xxxx, the foreclosure was started by referring to attorney. Foreclosure lis pendens xx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the xx. Currently, this bankruptcy case is active.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:As per comment dated x/xx/xxxx, the foreclosure started by referring to attorney. Foreclosure lis pendens xx. But foreclosure was put on hold due to filing of bankruptcy under chapter xx with the xx. Currently, this bankruptcy case is active.
Bankruptcy Comments:According to the xx, xx (borrower) had filed bankruptcy under chapter-xx with xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $x,xxx.xx. POC was filed by xx, in the secured claim amount of xx and an arrearage in the amount of $xx,xxx.xx. Modified chapter xx plan was filed on x/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xxx.xx and regular payment will be paid outside the plan in the amount of $x,xxx.xx monthly. This plan was confirmed on x/xx/xxxx. MFR was filed on xx/xx/xxxx. Las filing was on xx/xx/xxxx.	The loan modification agreement was made on xx/x/xxxx with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate x.xx% and the modified P&I was $xxx.xx. The first modified payment due date was x/x/xxxx and the maturity date will be xx/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 467 |-xx-xx-107 |-xx-| -22.91220% Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $26658.47   Variance: $-26658.47   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.87500%   Tape Value: 4.00000%   Variance: 2.87500%   Variance %: 2.87500%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 11/xx/2019   Tape Value: 9/xx/2019   Variance: 45 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 12/xx/2046   Tape Value: 7/xx/2046   Variance: 153 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $686.67 Variance: $-686.67 Variance %: -100.00000% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.923%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination  is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49247459	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,693.75	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	54.373%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx
No assignments have been found.
No active judgments or liens have been found.
The annual tax is $x,xxx.xx.
Payment history as of xx/xxx/xxxx shows that the loan is in performing stage. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. No evidence of damage or repair on subject property has been found. As per comment dated xx/xx/xxxx the reason for default is curtailment of income.
Borrower is currently working with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections, < 60 Days   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
																																																																																																				Field: Payment History String Reversed Loan Value: 000000000000000100000000 Tape Value: 000000000000 Variance: Variance %: Comment: As per pay history Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.373% as the Borrower income was $2,813.20 and total expenses are in the amount of $1,529.61 per AUS/DU (xx) and its recommendation is “Approve/Eligible” at a DTI of 54.37%. SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49304521	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,559.96	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx
No active liens and judgments have been found against the borrower and the property.
Annual county taxes for the year xxxx-xxxx have been paid for the amount of xx
Annual utility taxes are due on xx in the amount of xx
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest available months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: As per the note, the borrower #1 middle name is xx Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC was initiated.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: 182 (Days)   Variance %:    Comment: As per the note, the next pay change date is xx   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: 181 (Days)   Variance %:    Comment: As per the note, the next pay change date is 05/xx/2021.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: As per the note, the proeprty address street is xx.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: As per the mortgage doc, the property county name is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated hud-1 and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost-note affidavit dated xx was found at location " xx" showing original note was misplaced, lost, or destroyed. Copy of Note is also located in the same file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49353207	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,445.38	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	681	677	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	6/xx/2018 12:00:00 AM	xx	Not Applicable	5.500%	xx	01-xx-2018	Financial Hardship	According to the updated title report dated xx
The chain of assignment has been completed. The current assignment is from xx.
There is junior mortgage was originated xx with the lender xx
There is state tax lien against the borrower with the favor of xx
There is civil judgment against the borrower with the favor of xx
First and second installments of town taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on x/xx/xxxx and due in the $x,xxx.xx on x/xx/xxxx.
First and second installments of town taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on x/xx/xxxx till good though dated x/xx/xxxx and $x,xxx.xx on xx/xx/xxxx till good though dated x/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was modified. As per the document located on “xx”, the foreclosure was initiated in xx and the complaint was filed on xx However, the foreclosure was put on hold due to loss mitigation. The borrower did not file bankruptcy. As per the comment dated xx the subject property is owner occupied. As per the comment dated xx the subject property is vacant. As per the comment dated xx the borrower has impacted by Covid-xx Pandemic. The reason for default is unemployed. The borrower has loss of income due to Covid-xx. As per the comment dated x/xx/xxxx, the repayment plan was beginning on xx in the amount of $x,xxx.xx for x months. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:As per the document located on “xx”, the foreclosure was initiated in xxxx and the complaint was filed on xx However, the foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower "xx. As per the modified terms, the new principal balance is xx The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 611 |-xx-xx-251 |-xx-| -41.08019% Comment: Amortization term months is 360 Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure is yes   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation type is Full Documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 611   Variance: -251   Variance %: -41.08019%   Comment: Loan Original Maturity term months is 360   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refinance is Cash Out-Other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction is yes Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license.
As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no
longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008.
CT License Validation Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Connecticut license validation test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Connecticut State. The following required state disclosures are missing from the loan file.
1. Appraisal Disclosure
2. 2nd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
3. Interest Rate Disclosure
4. Lock-In Agreement Disclosure
5. Payoff Statement Disclosure
6. Legal RepresentationDisclosure
7. Non-Prime HUD ContactDisclosure
8. Non-Prime Notice of LoanTerms Disclosure
9. Interim Financing Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49396675	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,979.70	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	19.130%	First	Short Form Policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09-xx-2015	xx	Not Applicable	2.875%	xx	01-xx-2015	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment of mortgage is currently with the “xx”.
There are two active IRS liens against the xx in the total amount of xx which was recorded on xx and xx in favour of xx.
There is an active civil judgment against the borrower in the amount of xx which was recorded on xx in favour of xx.
1st installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
2nd installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the latest xx months payment history shows that the borrower is delinquent for x month. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for x month. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on x/xx/xxxx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is x/xx/xxxx. The reason for modification is financial hardship.
Evidence has been found regarding the COVID-xx in the available servicing comments. As per comment dated x/xx/xxxx the COVID-xx deferment was processed on x/xx/xxxx with new due date x/xx/xxxx and the amount of deferred is $xxx.xx. It is unable to determine whether the borrower income has been impacted due to covid-xx or not. No further information has been found regarding the covid-xx in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-x on xx with the Case#xx and the debtor was discharged on xx and terminated on xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and with an collateral of xx and the debtor was discharged on xx and terminated on xx.	Loan Modification agreement was made between borrower and lender on x/x/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on x/x/xxxx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is x/x/xxxx. The reason for modification is financial hardship.	Credit Report Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 612 |-xx-xx-252 |-xx-| -41.17647% Comment: Amortization Term Months (CE, S&P) is 360 Months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $778.97   Variance: $-778.97   Variance %: -100.00000%   Comment: Deferred principal (Modification) per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 613   Variance: -253   Variance %: -41.27243%   Comment: Loan original maturity term is 360 months but tape data shows 613 months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000004444321000001000   Tape Value: 211012210210000765432221   Variance:    Variance %:    Comment: Payment history string is 321011224mmmmmmmmmmmmmmm but tape data shows 211012210210000765432221.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000100000123444400000000   Tape Value: 122234567000012012210112   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmmmmmmm4222222222 but tape data shows 1222345670000012012210112.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test and TILA APR Test are failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to TILA Finance Charge Test and TILA APR Test.
1. TILA Finance Charge Test shows loan data $200,132.18, Comparison Data $217,048.43 and Variance -$16,916.25.
The finance charge is $217,048.43. The disclosed finance charge of $200,132.18 is not considered accurate because it is understated by more than $100.

2. TILA APR Test shows Loan data 4.387%, Comparison Data 4.647% and Variance -0.260%.
The annual percentage rate (APR) is 4.647%. The disclosed APR of 4.387% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* LTV or CLTV exceeds 104% (Lvl 2)     "As appraisal report is missing from the loan file appraised value is considered as loan amount. Therefore LTV or CLTV is exceeds 104%."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49398167	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,578.53	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,631.25	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	120	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	49.142%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/xx/2015	xx	Not Applicable	2.000%	xx	04/xx/2015	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage assignment is with xx
There are x HOA liens against the subject property, both are in the favor of xx
The first was recorded on xx/xx/xxxx for the amount of $xxxx.xx.
The second was recorded on xx/xx/xxxx for the amount of $xxxx.xx.
County taxes for the year xxxx are paid in the amount of $xxxx.xx. No prior year tax delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
The process of foreclosure has been initiated, the file was referred to an attorney on xx However, the further comment shows the foreclosure was put on hold due to Covid-xx.
As per PACER, the debtor xx had filed bankruptcy under xx. Currently the Bankruptcy is not in active status since it was dismissed on xx and was fully terminated on xx
As per the servicing comment dated xx the borrower's income has been impacted due to Covid-xx.
 As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:As per collection comments, the foreclosure were initiated and refer to attorney on xx However, the further comment shows the foreclosure was put on hold due to Covid-xx.
Bankruptcy Comments:As per PACER, the debtor xx had filed bankruptcy under xx. Currently the Bankruptcy is not in active status since it was dismissed on xx and was fully terminated on xx	The modification agreement was made between the lender x. and the borrower x on xx/xx/xxxx, the new principal balance as per mod is $xxx,xxx.xx. The amount of $xxx,xxx.xx has been forgive. The modified P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The modification does not contain balloon payment.	Credit Report Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 364 |-xx-xx-4 |-xx-| -1.09890% Comment: Amortization term is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK is yes.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Tenant to Owner/Former Owner   Tape Value: Tenant   Variance:    Variance %:    Comment: The occupancy is tenant to owner   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is Yes.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 8/xx/2019   Variance: 1610 (Days)   Variance %:    Comment: received date is 08/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 365   Variance: -5   Variance %: -1.36986%   Comment: Maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333333210000011012   Variance:    Variance %:    Comment: Payment history string is 10110000012344444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 210110000212333333333333 Variance: Variance %: Comment: Payment history string is 10110000012344444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to be determined from the available loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49430053	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$245.47	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	11.240%	240	240	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/xx/2020	xx	Not Applicable	10.740%	xx	04/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
There is a state tax lien in the favor of xx
There is a state tax lien in the favor of xx.
There is a civil judgment in the favor of xx
There is a civil judgment in the favor of xx
xx
The annual combined taxes of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of xx/xx/xxxx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of xx/xx/xxxx. The borrower had filed the bankruptcy under chapter xx with the xx on x/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx with the secured claim amount of xx and the arrearage amount is xx The case was converted to chapter x on xx According to the chapter xx plan filed on xx the debtor shall pay $xxxx per month for the period of xx months. The bankruptcy was discharged on xx and the case was terminated on xx The date of the last filing the bankruptcy was xx As per the comment dated xx the subject property requires repairs and borrower was not able to get payment until xx as the next draft was on xx The nature of damage and estimated cost of repairs have not been found. No information pertaining to completion of repairs and receipt of an insurance claim has been found. The comment dated xx shows that the reason for default was reduction of income. As per the comment dated x/xx/xxxx, the reduction of income was due to retirement. The subject property is owner-occupied. The loan modification agreement was made between the borrower xx and the xx on xx The loan has been modified twice since origination. Previously, the loan was modified on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the xx on xx and the plan was confirmed on xx The POC was filed on xx with the secured claim amount of xx and the arrearage amount is xx The case was converted to chapter x on xx According to the chapter xx plan filed on xx the debtor shall pay $xxxx per month for the period of xx months. The bankruptcy was discharged on xx and the case was terminated on xx The date of the last filing the bankruptcy was xx	The loan modification agreement was made between the borrowerx and the xx on x/x/xxxx. The modified UPB is $xx,xxx.xx with an interest rate of xx.xxx % and a P&I of $xxx.xx. The first payment started from x/x/xxxx with the maturity date of x/x/xxxx. There is no provision for the balloon payment and it has x modification steps. The loan has been modified twice since origination. Previously, the loan was modified on x/xx/xxxx.	Credit Application Credit Report Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Post close bankruptcy found. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/xx/   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 4/xx/2020   Tape Value: 4/xx/2025   Variance: -1826 (Days)   Variance %:    Comment: Mod step 1 date is 4/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 10.740%   Tape Value: 11.240%   Variance: -0.500%   Variance %: -0.50000%   Comment: Mod Step 1 rate is 10.74%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Comment: Appraisal report is missing.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 012110001011011010011001   Tape Value: 000000765433210000000022   Variance:    Variance %:    Comment: Payment history string is 0000000MMMMM343000000001.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100110010110110100011210   Tape Value: 220000000212334567000000   Variance:    Variance %:    Comment: Payment history string reversed is 0000000MMMMM343000000001.   Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Oklahoma. The following state disclosures are missing from the loan file.
1.OK Title protection notice
2.Insurance Disclosure
3.NSF Fee Disclosure
4.Over-the-limit fees
5.Notice of Rights to Obtain a Security Freeze"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49476517	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$206.83	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.637%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
Chain of assignment has been completed. Currently, the mortgage is with xx
No active judgments or liens have been found.
Annual taxes for the year of xxxx have been due in the amount of $xxx.xx.
Annual taxes for the year of xxxx have been paid in the amount of $xxx.xx.

No prior year delinquent taxes have been found.

As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB is $xx,xxx.xx. The current P&I is $xxx.xxand PITI is $xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.
No evidence of post-closing foreclosure has been found. The loan was modified once since origination. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 30/360 |-xx-| |-xx-| Comment: As per the note, the interest calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No evidence of post-closing foreclosure has been found.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.63680%   Tape Value: 10.64000%   Variance: -0.00320%   Variance %: -0.00320%   Comment: As per the note, the original rate is 10.63680%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Final application is missing from the loan file. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "NC Rate Spread Home Loan Test: FAIL

NC RSHL DTI Provided Test: FAIL
NC RSHL Documentation Type Test: FAIL"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the DTI provided test. (NC HB 1817 Section 4(c) (SL2007-0352))
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test. (NC HB 1817 Section 4(c)(1), (c)(2) (SL2007-0352))
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.

In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* Property is Manufactured Housing (Lvl 4)     "Home is not affixed. An Appraisal Report at the origination located at “xxx” shows the type of subject property as a Mobile home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage.
																																																																																																						A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."		* Application Missing (Lvl 2) "Final application is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49551411	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$608.89	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.050%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2014 12:00:00 AM	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was xx.

The chain of assignment has not been completed. Currently, the assignee is xx.

No active judgments/liens have been found against the borrower/subject property.
The county taxes for xxxx have been paid off in the amount of xx.
The county taxes for xxxx are due in the amount of xx.
No prior delinquent taxes have been found.

As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx in the amount of xx with interest rate of xx and P&I xx for the due date of xx. The next due date is xx. The latest payment history does not reflect current UPB but the provided tape data as of xx reflects the UPB in the amount of xx.	Collections Comments:
Comments:
Servicing Comments.xlsx

As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of xx with interest rate of xx and P&I xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
No evidences have been found regarding bankruptcy case and foreclosure process.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
The comment dated xx shows that subject property had damaged due to hurricane. Same comment reflects that received the claim amount of $xxxx.xx. The comment dated xx shows that second check out. The comment dated xx shows that received the xx is in amount of xx. No further details have been found damages/repairs. Hence unable to determine the repairs are done or not.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Unavailable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $6437.53 |-xx-| $-6437.53 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 385   Variance: -25   Variance %: -6.49350%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000010000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000010000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: 4/xx/2040   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 209 Tape Value: 235 Variance: -26 Variance %: -11.06382% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "CE Risk Indicator is Significant due to,

NC Rate Spread Home Loan Test: failed.

NC RSHL Modified HMDA APR Threshold Exceeded: Yes
Loan data: 12.180%, Comparison data: 7.540% and Variance: +4.640%

NC RSHL Conventional Mortgage Rate APR Threshold Exceeded: Yes
Loan data: 12.184%, Comparison data: 7.860% and Variance:  +4.324%

NC RSHL DTI Provided Test: Failed"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "CE State/Local Predatory Test Failed due to,

NC Rate Spread Home Loan Test: failed.

NC RSHL Modified HMDA APR Threshold Exceeded: Yes
Loan data: 12.180%, Comparison data: 7.540% and Variance: +4.640%

NC RSHL Conventional Mortgage Rate APR Threshold Exceeded: YES
Loan data: 12.184%, Comparison data: 7.860% and Variance:  +4.324%"
* Property is Mobile Home (Lvl 4) "Home is not affixed. The appraisal report at origination is missing from the loan file. The seller provided tape data shows that subject property type is Mobile Home. However, the Affidavit of Affixation is not available in the loan file. The tax search report shows separate tax assessment for land and improvements. The ALTA 7 Endorsement is not attached with the short form policy. However, the VIN number is not available in the legal description of the subject mortgage. Also property inspection report (located- xx PM.) dated 3/xx/2019 shows that subject property type is ‘Detached Residence’. Therefore, we are unable to verify whether the subject property has been attached to the land or not."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE TILA Test Failed due to,

TILA Foreclosure Rescission Finance Charge Test: loan data: xx Comparison data: xx and variance: xx.
* Missing Appraisal (Lvl 2)     "The appraisal report at the time of loan origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC State and required disclosures are missing from the loan file.  1. Credit Property Insurance Disclosure 2. Priority of Security Instrument Disclosure 3. Attorney Selection Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required disclosure is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49619222	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,808.83	12/xx/2023	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$562.25	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	60	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	36.616%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2017 12:00:00 AM	xx	Not Applicable	3.500%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx
There are x junior mortgages, first with the lender xx
The chain of assignment has been completed. Currently the assignment is from xx

No active judgments or liens found against the borrower or subject property.
County annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of x/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the foreclosure and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was not modified. As per the comment dated x/xx/xxxx, the foreclosure was initiated in xx. As per the comment dated x/xx/xxxx, the foreclosure was put on hold due to Covid-xx and the comment dated x/xx/xxxx, the hold was ended. No further details have been found regarding foreclosure. As per the comment dated x/xx/xxxx, the reason for default is curtailment of income and the borrower has impacted by Covid-xx. The comment dated xx Covid-xx review has been completed on x/xx/xxxx. No further information has been found regarding Covid-xx. The borrower xx. The motion for relief from stay was filed on xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx. The Voluntary Petition was filed on xx the debtor intends to surrender the subject property. The debtor was discharged on xx and the case was terminated on xx The date of last filing is xx As per the comment dated xx the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:As per the comment dated xx the foreclosure was initiated in xx and the file was referred to attorney on xx As per the comment dated xx the foreclosure was put on hold due to Covid-xx and the comment dated xx the hold was ended. No further details have been found regarding foreclosure.
Bankruptcy Comments:The borrower xx. The motion for relief from stay was filed on xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. The Voluntary Petition was filed on xx the debtor intends to surrender the subject property. The debtor was discharged on xx and the case was terminated on xx The date of last filing is xx	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower xx. As per the modified terms, the new principal balance is xx The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Ballon indicator as No.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy discharged   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is yes   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49653005	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,308.54	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	811	738	46.430%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx. There are x prior judgments against the name of borrower as follow. First was recorded on x/xx/xxxx in the amount of $x,xxx.xx in favor of xx. Second was recorded on x/xx/xxxx in the amount of $x,xxx.xx in favor of xx. The annual combined taxes for xxxx have been paid in the total amount of $x,xxx.xx. No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/xx/xxxx the loan is performing. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xx,xxx.xx.

Collections Comments:As per review of latest payment history as of xx/xx/xxxx the loan is performing. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xx,xxx.xx.
The loan has not been modified since origination.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings. The subject property is owner occupied and no visible damages were reported.
As Collection comments are missing therefore the Covid-xx review is not performed on this loan.
Employment details have not been found in available loan file and at the time of loan origination borrower was getting Social Security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Notice of Servicing Transfer Right of Rescission	Field: Original CLTV Ratio Percent Loan Value: xx Amount of Secondary Lien(a): $0.00 Loan Amount: $78,000.00 CLTV = 16.082%. " Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: "Collateral Value used for Underwriting: xxTape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 46.430%   Tape Value: 28.670%   Variance: 17.760%   Variance %: 17.76000%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Critical" (Lvl 4) "Compliance Ease risk indicator is Critical as the Initial LE dated 05/xx/2018 was signed after closing date 08/xx/2020 on 09/xx/2020. This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) ) The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application. This loan failed the initial loan estimate delivery date test (prior to consummation) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(B) ) The initial loan estimate delivery date is less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; or The initial loan estimate delivery date is on or after consummation of the transaction."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date. Please review the loan data to ensure the dates are in the correct fields. This loan failed the TRID initial loan estimate date and funding date validation test. This loan contains an initial loan estimate delivery date that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Final CD dated 08/xx/2020.  LE dated 05/xx/2020 was issued on 05/xx/2020 and borrower signed the initial LE on 09/xx/2020 after closing date 08/xx/2020. This is a total fee increase of $1756.45 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.  TRID fee violation for $64.00 due to fee increase greater than a 10% increase in “creditor's provider fees” in Section E. Valid COC required to clear violation.  TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 08/xx/2020. Initial LE dated 05/xx/2020 reflects Lender Credit at $200.00, however, Final CD dated 08/xx/2020 reflects Lender Credit at $97.50. This is decrease of $102.50 for fee which has 0% tolerance test."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Initial LE and Initial Disclosures sent electronically: 5/xx/20. While borrower opened the documents on 5/xx/20 they did not sign the ESign consent (E Delivery Consent) at that time. So, the method of delivery was not compliant. RE-Disclosed LE - signed 5/28 and 5/29 with ESign consent (E Delivery Consent) at that time. Borrower wet signed the Initial Disclosure package 9/xx/20 - after closing."
* Missing Initial 1003_Application (Lvl 3)     "Missing Initial Application dated 5/xx/2020 signed by the Borrower."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure to the Borrower(a) on LE dated 05/xx/2020 discloses the loan will not be transferred and the originator will service the loan."
																																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of Rescission is missing in the loan files."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.430%, the Borrower income was $2077.00 and total expenses are in the amount of $595.53+386.03 and the loan was under written by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 46.430%"		Critical	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49697282	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,105.05	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Yes	Yes	No	Unavailable	Not Applicable	62.003%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	xx	2.000%	xx	01-xx-2014	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the mortgage is with xx as Owner Trustee which was recorded on xx. However, the assignment is missing to xx. No active judgment or liens have been found.
The first installment county taxes of xxxx have been paid in the amount of $xxxx.xx.
The second installment county taxes of xxxx are due in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x month and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the next due date for the payment is xx. According to the PACER, the borrower xx.The plan was confirmed on xx. The POC was filed on x/xx/xxxx with the secured claim amount of $xxx,xxx.xx and arrearage amount is $x,xxx.xx. The schedule D of Voluntary Petition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is $xx,xxx.xx. There is no comment indicating a cram down. According to the order confirming chapter xx plan filed on xx, the debtor shall pay $xxx.xx monthly for months x through x, and the sum of $xxx.xx monthly for months x through xx, for a total period of xx months. The last date of filing date is xx/xx/xxxx. The review of payment history shows that the borrower has been delinquent for x month and the next due date for the payment is xx. The last payment was received on xx. The UPB reflected is in the amount of xx till the due date of xx. No damage and repairs have been found. No information pertaining to foreclosure has been found. The modification agreement was made between borrower xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower Renee Lynette Dyson bankruptcy under chapter- xx with the case# xx-xxxxx on xx/xx/xxxx.The plan was confirmed on x/xx/xxxx. The POC was filed on x/xx/xxxx with the secured claim amount of $xxx,xxx.xx and arrearage amount is $x,xxx.xx. The schedule D of Voluntary Petition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx; however, the unsecured portion is $xx,xxx.xx. There is no comment indicating a cram down. According to the order confirming chapter xx plan filed on x/xx/xxxx, the debtor shall pay $xxx.xx monthly for months x through x, and the sum of $xxx.xx monthly for months x through xx, for a total period of xx months. The last date of filing date is xx/xx/xxxx.	The modification agreement was made between borrower xx. As per the modified term, the new principal balance is xx. The borrower promised to pay $x,xxx.xx monthly with a modified interest rate of x.xx % beginning from xx/x/xxxx with a maturity date on xx/x/xxxx. There is no provision for the balloon payment and it has x modification steps. The loan has been modified once since origination.

Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 566 |-xx-xx-86 |-xx-| -15.19434% Comment: Amortization Term month are 480. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Laon Amoritization type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 480   Tape Value: 566   Variance: -86   Variance %: -15.19434%   Comment: Loan Original Maturity date is 480.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 11/xx/2014   Tape Value: 11/xx/2019   Variance: -1826 (Days)   Variance %:    Comment: Mod step1 date is 11/xx/2014.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step1 rate is 2%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 11/xx/2019   Tape Value: 11/xx/2020   Variance: -366 (Days)   Variance %:    Comment: Mod step2 date is 11/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step2 rate is 3%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 11/xx/2020   Tape Value: 11/xx/2021   Variance: -365 (Days)   Variance %:    Comment: Mod step3 date is 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 4.250%   Variance: -0.250%   Variance %: -0.25000%   Comment: Mod step 3 rate is 4%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: CLTV is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Appraisal is missing.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2412.83   Tape Value: $0.00   Variance: $2412.83   Variance %:    Comment: Original Staed P&I is $2,412.83.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 1M222222222222MMMMMMMMMM   Tape Value: 111111111111222122222222   Variance:    Variance %:    Comment: Payment History Stirng Reverse is 1M222222222222MMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMM222222222222M1   Tape Value: 222222221222111111111111   Variance:    Variance %:    Comment: Payment History Stirng Reverse is 1M222222222222MMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: 5002 Jurel Court   Tape Value: 5002 Jurel Ct   Variance:    Variance %:    Comment: Property Address Street is 5002 Jurel court.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject Property Type is PUD.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $-xx Variance %: -xx Comment: UPB is $338,969.60. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test. The loan charges one or more prohibited inspection fees that are not needed to ascertain the completion of construction or repairs."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing form the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Maryland. The following state disclosures are missing from the loan file. 1.Affidavit of Consideration 2.Affidavit of Disbursement 3.First Time Buyers Affidavit 4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure 5.Balloon Payment 6.No Escrow Account 7.Mandatory Binding Arbitration Disclosures 8.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49710925	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,909.68	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.200%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.186%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	Not Applicable	2.000%	xx	01-xx-2011	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of the assignment has been completed and currently the assignment is with xx.
There is an active IRS lien against the borrower for the amount of $xx which is held by xx.
The combined annual taxes for the year xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx.
No prior years delinquent taxes have been found.

Update:
The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
There are two active IRS liens against the borrower in favor of same plaintiff xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx the borrower is delinquent the loan from x months and the next due date for the payment is x/xx/xxxx.The last payment received on x/xx/xxxx in the amount of $xxx.xx which was applied to x/xx/xxxx. The seller tape data shows UPB is in the amount of xx till the due date x/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.

Update:
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection xx-xxx days and the next due date for the payment is x/xx/xxxx.The last payment received on x/xx/xxxx in the amount of $xxx.xx which was applied to x/xx/xxxx. The seller tape data shows UPB is in the amount of xx till the due date x/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.
This modification agreement was made between borrowers and Lender on x/xx/xxxx. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate x.xx%. The payment had begun from x/xx/xxxx and ended with a maturity date of x/xx/xxxx. The modification has total x steps.
The debtor filed bankruptcy under chapter x with xx. The debtor was discharged and the case was terminated on xx. No further information is available.
No foreclosure activity found.
The BPO report located at xx shows that the subject property is in axxge condition with no immediate exterior repairs.
The borrowers income is impacted by COVID-xx
The servicing comment dated x/xx/xxxx shows that the borrower needs funds for mortgage payment in this pandemic situation and the same dated comment reflect that the reason for default is curtailment of income. No further information is available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor filed bankruptcy under chapter x with xx. The debtor was discharged and the case was terminated on xx. No further information is available.	This modification agreement was made between borrowers and Lender on x/x/xxxx. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate x.xx%. The payment had begun from x/x/xxxx and ended with a maturity date of x/x/xxxx. The modification has total x steps.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 473 |-xx-xx-113 |-xx-| -23.89006% Comment: Amoertization tream are 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/xx/2011   Tape Value: 1/xx/2011   Variance: 13 (Days)   Variance %:    Comment: Doc date of Mod ia 2/xx/2011.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Laon Amoerization type is Step.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.20000%   Tape Value: 4.87500%   Variance: 5.32500%   Variance %: 5.32500%   Comment: Original Stated Rate is 10.200%.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $55.10 Variance: $-55.10 Variance %: -100.00000% Comment: Suspense Balance per PH is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49754947	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$131.52	$164.14	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	47.134%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	9/xx/2020 12:00:00 AM	xx	Not Applicable	2.750%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on x/xx/xxxx and recorded on x/xx/xxxx with the lender xx
According to the updated title report dated x/xx/xxxx, the chain of assignment is incomplete. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.
Combined annual taxes for the year of xxxx are delinquent in the amount of $xxx.xx on xx/xx/xxxx till good through on x/xx/xxxx.
According to latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently Performing and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/xx/xxxx between the borrower "Nathaniel Seals Jr" and lender xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The modified P&I is $x,xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx. Collection comments are not available. Therefore COVID review has not been performed.
Currently the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/xx/xxxx between the borrower "x" and lender "x”. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/x/xxxx till maturity date of xx/x/xxxx. Subject was a construction to perm loan and modification took out the original loan.	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: First Payment Date Loan Value: 1/xx/2021 Tape Value: 11/xx/2020 |-xx-| 61 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -221 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.62500%   Tape Value: 2.75000%   Variance: 0.87500%   Variance %: 0.87500%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Total Debts per 1003   Loan Value: $2586.08   Tape Value: $51.06   Variance: $2535.02   Variance %: 4964.78652%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: purchase Tape Value: Construction/Perm Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is moderate as this loan has failed Charges That Cannot Increase Test and Qualified Mortgage DTI Threshold Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 11/xx/2019 shows Appraisal Fee at $600.00 and Transfer Taxes at $839.00, however Final CD dated 2/xx/2020 shows Appraisal Fee at $800.00 and Transfer Taxes at $910.20. This is a fee increase of $271.20 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing in the loan file."
																																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing in the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.134% as the Borrower income was $5,486.71 and total expenses are in the amount of $2,586.08 per AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” at a DTI of 47.29%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49924084	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,189.88	06/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.538%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03-xx-2015	xx	xx	4.125%	xx	01-xx-2015	Financial Hardship	As per the review of the updated title dated xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of assignment has been completed. Currently, the mortgage is with xx.
There is a state tax lien in the amount of $xx which was recorded on x/xx/xxxx in the favor of xx.
Annual town taxes for the year of xxxx have been paid in the amount of xx.
1st and 2nd installment taxes for the year of xxxx have been paid in the amount of xx.
1st installment taxes for the year of xxxx have been due in the amount of xx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for xxx+days and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx. No records for foreclosure have been found. As per the review of the xx report, the borrower xx. The debtor was dismissed on xx and the case was terminated on xx.
The RFD is unemployment. No repairs and damages have been found. As per the comment dated x/xx/xxxx, the borrower stated that she was impacted by Covid. The FB plan was offered that began from x/xx/xxxx to x/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
As per the review of the xx report, the borrower xx POC was filed on xx with its claim amount as xx and its arrearage as xx As per the voluntary petition filed on x/xx/xxxx, the amount of claim is $xxx,xxx and its value of collateral is xx Hence, the unsecured portion is xx.
The debtor was dismissed on xx and the case was terminated on xx.
This modification agreement was signed between the borrower xx. The UPB is xx from which $xx,xxx has been deferred and interest bearing should be xx borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx. The maturity is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 599 |-xx-xx-239 |-xx-| -39.89983% Comment: As per the note, the loan amortization term are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per the note, there is no balloon provision.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the review of the PACER report, the borrower Jose D Galeno and Gabriela M Estrada had filed bankruptcy under chapter 13 with the case#11-13237 on 3/xx/2011.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $56717.96   Variance: $-56717.96   Variance %: -100.00000%   Comment: No deferment noted on Mod agreement   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2020   Tape Value: 5/xx/2020   Variance: 54 (Days)   Variance %:    Comment: According to the payment history as of 10/xx/2020, the borrower has been delinquent for 120+days and the next payment is due for 6/xx/2020. The last payment was received on 6/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 479   Variance: -119   Variance %: -24.84342%   Comment: As per the note, the loan maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.75000%   Tape Value: 4.12500%   Variance: 2.62500%   Variance %: 2.62500%   Comment: As per the note, the original stated rate is 6.7500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444321222121100000001123   Tape Value: 333212221211100000001110   Variance:    Variance %:    Comment: As per the Payment history, the string is 43211222121100000001144   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 321100000001121222123444 Tape Value: 011100000101112122232333 Variance: Variance %: Comment: As per the Payment history, the string reversed is 441100000000112122211234 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Prepayment Penalty TermTest: FAIL

This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50157254	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$644.10	$644.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	65.244%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
No active liens and judgments have been found against the borrower and the property.
County 2nd half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
County 1st taxes for the year of xxxx has been delinquent in the amount of $xxx.xx of the due date xx/xx/xxxx and good through date was xx/xx/xxxx.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
According to servicing comment dated x/xx/xxxx, borrower income is impacted by Covid-xx. Forbearance plan was approved for three months which was started on x/xx/xxxx. However, no further details have been found.
No details have been found regarding current employment of borrower.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N.A. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: X00000000000   Variance:    Variance %:    Comment: Payment History string is 00000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 00000000000X   Variance:    Variance %:    Comment: Payment History string reversed is 00000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 65.242%   Tape Value: 36.634%   Variance: 28.608%   Variance %: 28.60800%   Comment: Calculated DTI is 65.242%   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Change in rate / Term Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $25,180.31 and allowed is $25,280.31 however it is undercharged by $100.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 6/xx/2019 shows Loan Discount Points at $0.00, however Final CD dated 9/xx/2019 shows Loan Discount Points at $313.74. This is a fee increase of $313.74 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 65.242% as the Borrower income was $2,729.82 and total expenses are in the amount of $1,067.00 per AUS/DU (xx) and its recommendation is “Approve/Eligible” at a DTI of 36.63%.
As per tape data there is one undisclosed debt of $781.00 per month. adding this payment to the monthly libilities the DTI raised fro 36.63% to 65.242%."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 65.242% as the Borrower income was $2,729.82 and total expenses are in the amount of $1,067.00 per AUS/DU (xx) and its recommendation is “Approve/Eligible” at a DTI of 36.63%.
As per tape data there is one undisclosed debt of $781.00 per month. adding this payment to the monthly libilities the DTI raised fro 36.63% to 65.242%. SOL expired. Downgraded to LVL2."
* DTI > 60% (Lvl 2)     "As per tape data there is one undisclosed debt of $781.00 per month. adding this payment to the monthly libilities the DTI raised fro 36.63% to 65.242%. SOL expired. Downgraded to LVL2."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure to the Borrower(s) on LE dated 6/xx/2019 discloses the loan will not be transferred and the originator will service the loan."
* Property is Mobile Home (Lvl 2)     "Subject property type is Mobile Home. As per Affixation Affidavit Regarding Manufactured (and Factory xxlt) Home located at "xx" the Mobile home is affixed permanently to the land and all Wheels, axles, tow bar or hitch are removed. VIN # as per legal description is xx
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 65.242% as the Borrower income was $2,729.82 and total expenses are in the amount of $1,067.00 per AUS/DU (xx) and its recommendation is “Approve/Eligible” at a DTI of 36.63%.
																																																																																																								As per tape data there is one undisclosed debt of $781.00 per month. adding this payment to the monthly libilities the DTI raised fro 36.63% to 65.242%. SOL expired. Downgraded to LVL 2."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50208971	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$516.09	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	47.022%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx with xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two active Child Support liens against the borrower which is in the total amount of xx recorded on xx and xx respectively and filed by xx. Final title policy at the origination also reflects this Child Support liens and final CD also doesn’t show payoff towards this Child Support liens.
Annual county taxes for the year of xx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xx/xxxx to x/xx/xxxx states that the borrower has been making payments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The borrower is performing. Review of the payment history available from x/xx/xxxx to x/xx/xxxx states that the borrower has been making payments regularly. The last payment was received in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
Borrower is working with xx. Borrower has xx month reserve.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -149 (Days)   Variance %:    Comment: Appraisal date xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Appraisal value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: LTV is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.022%, the borrower income was $3,505.04 and total expenses are in the amount of $1,648.14 and AUS/DU is missing from loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Gift funds removed from encompass but not AUS loan is unsalable. As per Final 1003, there are no gift funds. Source of Funds worksheet located at "xx", also does not provide any amount for gift funds.  AUS is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and LTV is 98.188%. The required FHA MI cert is missing from the loan file."
																																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Missing AUS from loan file."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50294930	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$151.38	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.370%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	532	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and was recorded on xx, in the amount of xx with xx with Book/Page#xx.

The chain of assignment has been completed; currently the assignment is with xx.
There are xx civil judgments against the borrower in the combined amount of $xx,xxx.xx in the favor of different plaintiff and recorded on different dates between years of xxxx to xxxx.
Annual county taxes for the year of xxxx to xxxx are due in the combined amount of $xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per comment history, the borrower is performing with the loan.
According to the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
No foreclosure activity found in the available servicing comments.
No evidence has been found regarding the active bankruptcy in the latest servicing comments.
The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
No damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $972.44 |-xx-| $-972.44 |-xx-| -100.00000% Comment: There is no modification. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: As per Note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no foreclosure activity.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "ComplianceEase risk indicator is "Significant" due to NC Rate Spread Home Loan Test: FAIL
NC RSHL DTI Provided Test: FAIL
NC RSHL Documentation Type Test: FAIL"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the DTI provided test. (NC HB 1817 Section 4(c) (SL2007-0352))
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan. PLEASE NOTE: This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums. See Legislative Summary Alert (below) for full repayment ability requirements.

This loan failed the documentation type test. (NC HB 1817 Section 4(c)(1), (c)(2) (SL2007-0352))
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification. PLEASE NOTE: This result is not a determination that the lender analyzed the obligor's ability to repay a rate spread home loan based on the obligor's credit history, current and expected income, current obligations, employment status, and other financial resources other than the obligor's equity in the real property that secures repayment of the loan. See Legislative Summary Alert (below) for full repayment ability requirements."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Property is Mobile Home (Lvl 2)     "Home has been affixed to the land
According to the Appraisal report dated xx located at “xx” the subject property type is mobile home. The Alta-7 endorsement for mobile home does not attached with the title policy also VIN# is not provided with the legal description of the subject mortgage; however, as per the  Affidavit for Removal of Manufactured Home from Vehicle Registration file is  located at: (xx), the real estate has been permanently affixed to the land with VIN#xx"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50298707	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$862.84	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	11.867%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2014 12:00:00 AM	xx	xx	5.000%	xx	3/xx/2014 12:00:00 AM	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx
There is a civil judgment against the borrower in favor of xx
The annual county taxes for the year of xxxx are due in the total amount of $xxx.xx.
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is currently performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
The Adjustment of terms agreement was made between the borrower xx
The borrower xx had filed bankruptcy under chapter-x with the xx. As per Re-affirmation agreement the terms of the subject creditor re-affirmed, the borrower will pay the P&I in the amount of xxx.xx with an interest rate of x.xxx% for xx terms. As per the Schedule-D of voluntary petition dated xx the amount of claim is xx and the value of property xx  Hence, the unsecured portion is xx The debtor and joint debtor were discharged on xx The case was terminated on xx The date of last filing is xx.
The post-closing details regarding the foreclosure have not been found.
As per BPO report dated xx/xx/xxxx, the subject property is owner-occupied and Axxge in condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter-x with the case#xx. As per Re-affirmation agreement the terms of the subject creditor re-affirmed, the borrower will pay the P&I in the amount of xxx.xx with an interest rate of x.xxx% for xx terms. As per the Schedule-D of voluntary petition dated xx the amount of claim is xx and the value of property xx Hence, the unsecured portion is xx The debtor and joint debtor were discharged on xx The case was terminated on xx The date of last filing is xx

The Adjustment of terms to the Note agreement was made between the borrower xx. The new modified principal balance is xx There is a deferred balance in the amount of xx Hence, the interest bearing amount is $xxx,xxx.xx. The borrower promises to pay the P&I in the amount of $xxx.xx and interest rate of x.xx% beginning from x/xx/xxxx till the maturity date of xx	Credit Application Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: The bankruptcy has been filed in xx Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: FC has not been initiated.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 367   Variance: -7   Variance %: -1.90735%   Comment: Maturity terms are 360.   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Application is missing.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: The maturity date is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 218   Tape Value: 219   Variance: -1   Variance %: -0.45662%   Comment: Remaining terms are 218.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject proeprty type is Manufactured Housing. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The Manufactured home has not been affixed to permanent foundation.
As per Appraisal report, the subject property type is Manufactured Home. Affixation of affidavit is not found in the loan files. Neither VIN# has been listed in the mortgage legal description nor was Alta 7 endorsement for Manufactured home in the short form title policy.
The collection comment does not reflect any details regarding the permanent foundation."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 12.00% Comparison data 7.580%Variance +4.420%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 11.999% Comparison data 7.880% Variance +4.119%.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50435910	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,983.38	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.162%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	48.684%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04-xx-2009	xx	xx	2.001%	xx	12/xx/2009 12:00:00 AM	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows subject mortgage xx.

The chain of assignment is complete. The loan is currently the assignment with xx.
There are three Notice of Utility Lien (Water / Sewer / Utilities) against the subject property in favor of xx.

First half of the years of xxxx county taxes are due in the amount of $xxxx.xx on xx/xx/xxxx.
Second half of the years of xxxx county taxes are due in the amount of $xxxx.xx on x/xx/xxxx.

No any prior year taxes are delinquent as per updated title report.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.	Collections Comments:The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.

The loan was modified on xx/xx/xxxx with the new modified unpaid principal balance is $xxx,xxx.xx. From UPB, the principal balance was deferred in the amount of $xx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with interest rate x.xxx% and the modified P&I was $xxx.xx. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.

According to the xx, xx (borrower) had filed bankruptcy under chapter-xx with the xx.

Schedule D in voluntary petition dated xx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xxx,xxx.xx.

POC was filed byxx, in the secured claim amount of xx and an arrearage in the amount of $xxxx.xx.

Chapter xx plan was filed on xx which states that debtor shall pay to trustee in the amount of $xxx.xx for xx months. The plan was confirmed on xx.
The debtor was dismissed on xx and case was terminated on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
According to the xx, xx (borrower) had filed bankruptcy under chapter-xx with the xx.

Schedule D in voluntary petition dated xx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was x. However, unsecured portion remain as $xxx,xxx.xx.

POC was filed by xx, in the secured claim amount of xx and an arrearage in the amount of $xxxx.xx.

Chapter xx plan was filed on xx which states that debtor shall pay to trustee in the amount of $xxx.xx for xx months. The plan was confirmed on xx.
The debtor was dismissed on xx and case was terminated on xx.
The loan was modified on xx/x/xxxx with the new modified unpaid principal balance is $xxx,xxx.xx. From UPB, the principal balance was deferred in the amount of $xx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with interest rate x.xxx% and the modified P&I was $xxx.xx. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx.	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK filed on xx and dismissed as of xx Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -94.36929%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 518   Variance: -158   Variance %: -30.50193%   Comment: Tape value maturity date is the modified term of 518. The original term was 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000012121101010010   Tape Value: 000000000010100000000000   Variance:    Variance %:    Comment: Payment string history reversed is 000000000101   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 010010101121210000000000   Tape Value: 000000000101010000000000   Variance:    Variance %:    Comment: Payment string history reversed is 100000000000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: HELOC paid off a non purchase money second lien and gave more than 2 k back to borrower in cash at close, thus transaction type is Cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50500317	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,294.40	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.009%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	8.009%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx.
The chain of assignment has been completed. Currently the assignment is with xx.
There is judgment against the borrower xx.

The county first and second installments taxes for the year of xxxx have been paid in the total amount of $x,xxx.xx.

No prior year’s delinquent taxes have been found.
As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:The review of collection comment as of x/xx/xxxx shows that the borrower is performing with the loan. As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.
This Step modification agreement was signed between the borrowers xx.
 The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrowers x with the lender x on x/x/xxxx. The unpaid principal balance is $xx,xxx.xx. The interest rate x.xxx % which steps up in x steps ending at x.xxx %. The borrower promise to pay the monthly P&I of $xxx.xx to xnd step $xxx.xx beginning from x/x/xxxx till the maturity date x/x/xxxx.	Credit Application Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note document the interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000654321000000009   Variance:    Variance %:    Comment: The payment history string 00000000000011114400000001.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 900000000323456000000000   Variance:    Variance %:    Comment: The payment history string reversed 10000000441111000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan files. However, the values are updated as the document located at xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Ohio” State. The following disclosures are missing in the loan file.
1) Equal Credit Availability Notice
2) Insurance Tying Disclosure
3) Non-Deposit Insurance Disclosure."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50515190	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,073.60	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.142%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	621	Not Applicable	25.168%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. Chain of assignment has not been completed, last assignee xx is missing and the last assignment was done from xx., x) There is an active Credit Card judgment against the borrower in the favor of xx for the amount of $xx) There is a junior mortgage in the favor of xx in the amount of $xx. The second installment county taxes of xxxx are due in the amount of $xxxx.xx for the due date xx/xx/xxxx. The first installment county taxes of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the loan is currently in collection. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx. According to the PACER, the borrower xxhad filed for bankruptcy under chapter-xx. The POC was filed on xx the POC amount is xx and the arrearage amount is xx There is no comment indicating a cram down. The debtor discharged on xx and terminated on x/xx/xxxx. A review of the collection comment shows no indication of post-closing foreclosure activity. As per servicing comments, unable to determine the reason for default. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx There is no comment indicating a cram down.
As per the trustee's final report filed on xx (Doc#xx), the debtor has paid principal of xx against the secured claim of xx The debtor discharged on xx and terminated on xx

Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 10/xx/2021   Tape Value: 9/xx/2020   Variance: 395 (Days)   Variance %:    Comment: 10/xx/2021.   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000000000000000000044444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444440000000000000000000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: 444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 date of 8/xx/2005 reflects cash to in the amount of $225.15."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Washington. The following required State Disclosures are missing from the loan file. 1. Mortgage Loan Servicing Disclosure 2. Choice of Insurance Notice 3. purchase Money Residential Mortgage Loan Closing Valuation Disclosure 4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application 5. Construction Lien Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "According to final HUD-1, the settlement date is 9/xx/2005. However, the original note date is 8/xx/2005."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50516705	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,228.36	12/xx/2023	xx	No	Other	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	11.092%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	5.000%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the lender "xx" for the amount of xx which was recorded on xx
There are x junior mortgage was originated, first with the lender “xx” for the amount of xx which was recorded on xx and second with the lender of “xx” for the amount of xx which was recorded on xx
The chain of assignment has not been completed. The current assignment is from xx which was recorded on xx The assignment is missing to “xx”.
No active judgments or liens found against the borrower or subject property.
First and second installments of Town taxes for the year of xxxx have been paid in the amount of xx on xx and due in the amount of xx on xx
First and second installments of Town taxes for the year of xxxx have been paid in the amount of xx on xx and xx on xx
No prior year delinquent taxes have been found.
According to the latest payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx. The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made xx between the borrowers "xx” and lender "xx.”. As per the modified terms, the new principal balance is xx The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx As per the document located on “xx”, the borrower has been making the payment with current interest rate is x.xxx% and the P&I is $xxx.xx on xx However, the payment history As-Of dated x/xx/xxxx the borrower has not started the payment from modification which was executed on x/xx/xxxx. As per the Notice of Lis pendency document located on “xx”, the foreclosure was initiated in xx and the complaint was filed on xx However, the release of Lis pendency document located on xx The borrower xx A had bankruptcy under xx with the case# xx on xx The voluntary petition was filed on xx and the motion for reaffirmation was filed on xx unable to open the documents on pacer. The debtor was discharged on xx and the case was terminated on xx The date of last filing is xx As per the comment dated xx the subject property is owner occupied and the reason for default is death in family. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:As per the Notice of Lis pendency document located on “xx”, the foreclosure was initiated in xx and the complaint was filed on xx However, the release of Lis pendency document located on xx
Bankruptcy Comments:The borrower xx A had bankruptcy under chapter xx with the case# xx on xx The voluntary petition was filed on xx and the motion for reaffirmation was filed on xx unable to open the documents on pacer. The debtor was discharged on xx and the case was terminated on xx The date of last filing is xx	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made x/x/xxxx between the borrowers "xx” and lender "xx”. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till maturity date of xx/x/xxxx. As per the document located on “xx”, the borrower has been making the payment with current interest rate is x.xxx% and the P&I is $xxx.xx on x/x/xxxx. However, the payment history As-Of dated x/x/xxxx the borrower has not started the payment from modification which was executed on x/x/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK found on PACER Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment: Current legal status is Collection>=120   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclsoure is yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2020   Tape Value: 9/xx/2006   Variance: 5042 (Days)   Variance %:    Comment: Doc Date of Las MOD is 7/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Note Balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard Rate is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.09200%   Tape Value: 4.75000%   Variance: 6.34200%   Variance %: 6.34200%   Comment: Original Stated Rate is 11.09%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: purchase   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1is Cash Out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2037 Tape Value: 2/xx/2032 Variance: 2049 (Days) Variance %: Comment: Standard Maturity Date is 10/xx/2037. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan files."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on xx shall be deemed on and after xx, to be a mortgage lender license.
As of xx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no
longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before xx

CT License Validation Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the TILA right of rescission test.
This loan failed the Connecticut license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.755%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL The loan data is 0.000%, the comparison data is 11.755% and the variance is -11.755%

This loan failed the TILA right of rescission test.
Closed-end
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
TILA Right of Rescission Test: FAIL"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the appraisal, the original LTV is xx and the original combined LTV is xx However, the LTV is exceeds than the xx
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Appraisal Disclosure
2. 2nd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
3. Interest Rate Disclosure
4. Lock-In Agreement Disclosure
5. Payoff Statement Disclosure
6. Legal RepresentationDisclosure
7. Non-Prime HUD ContactDisclosure
8. Non-Prime Notice of LoanTerms Disclosure
9. Interim Financing Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50520382	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,951.56	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	7.740%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	606	611	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	2.000%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.

There is an active junior “HOA Lien” available in the updated title report against the subject property in the total amount of xx in favor of xx and it was recorded on xx.

There is hospital lien active in the favor of xx recorded on xx.

Utilities annual taxes for the year of xxxx have been delinquent in the amount of $xxx.xx.

Update:-
The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
There are two active junior “HOA Liens” available in the updated title report against the subject property in the total amount of xx in favor of xx and it was recorded on xx.
There is one active hospital lien in the favor of xx recorded on xx.
As per updated title report dated xx/xx/xxxx, there are two water/sewer/utility liens against the subject property in favor of xx, in the total amount of xx which were recorded on xx and xx. The subject property is located in Maryland which is a super-lien state. The aforementioned unpaid liens may cause the subject property to go into foreclosure. This can be cured if above unpaid lien will be paid in full with unpaid interest and late fees.
The first installment of county taxes for xxxx is paid off in the amount of $x,xxx.xx on x/xx/xxxx.
The second installment of county taxes for xxxx is paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found in the updated title report.	Review of updated payment history as of x/xx/xxxx, the loan is current and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.

Update:
According to the payment history on the seller’s tape dated xx/xx/xxxx, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/xxxx. The P&I is $xxx.xx. The UPB is $xxx,xxx.xx. The borrower made interest only payments.	Collections Comments:The loan is performing. Review of updated payment history as of x/xx/xxxx, the loan is current and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
The reason for default is the borrower had surgery and he was off work. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Update:
The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/xxxx, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/xxxx. The P&I is $xxx.xx. The UPB is $xxx,xxx.xx. The borrower made interest only payments.
As per the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligation.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the servicing comment dated xx/xx/xxxx, borrower is on repayment plan for x month in the amount of $xxx.xx. Further details were not provided.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-xx on xx with the Case#xx and the plan was not confirmed. Debtor was discharged on xx also joint debtor was discharged on xx and terminated xx.	According to the modification, the loan was modified on x/xx/xxxx in between the borrower xx and lender xx. The new modified principal balance per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning on x/x/xxxx. The maturity date reflects per modification is x/x/xxxx.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 642 |-xx-xx-282 |-xx-| -43.92523% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2429.49   Variance: $-2429.49   Variance %: -100.00000%   Comment: Deferred principal per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 7/xx/2024   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No interest only period.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 642   Variance: -282   Variance %: -43.92523%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000004444444444333343443   Tape Value: 011121321101221110122121   Variance:    Variance %:    Comment: Payment history string is 0111m21m20mmmmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 344343333444444444400000   Tape Value: 121221011222101123111110   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmmmmmmm02m12m1110.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 112.707%   Tape Value: 4977.210%   Variance: -4864.503%   Variance %: -4864.50300%   Comment: Post close DTI per 1003 is 112.707%.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No prepayment penalty.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: Not Applicable   Tape Value: 24   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refinance per application is cash out - other.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $336000.00 Variance: Variance %: Comment: Not applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan fike."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50556120	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$878.26	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	48.423%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
 The chain of assignment has been completed as the mortgage is currently with xx..
No active judgments or lien have been found against the borrower or subject property.
The county taxes for xxxx have been paid off in amount of $xxx.xx.
The county taxes for xxxx are due in amount of $xxx.xx.
The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
Servicing Notes Info xx.xx.xxxx - xx
The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx  with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
The loan has not been modified since origination.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
At time of origination Borrower is working as xx.
No visible damages have been found in available collection comments.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx.
Field: Post-Close DTI per 1003   Loan Value: 48.057%   Tape Value: 50.603%   Variance: -2.546%   Variance %: -2.54600%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 48.057% Tape Value: 50.603% Variance: -2.546% Variance %: -2.54600% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (3/xx/2020) that is after the Revised Closing Disclosure Delivery Date (3/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" due to following factors -

1. This loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase of $0.25 on final CD dated 3/xx/2020.
An initial LE dated 3/xx/2020 reflects the Flood Certification Fee as $10.00, however, the final CD dated 3/xx/2020 reflected it as $10.25. There is increase in fee at final CD of $0.25.
There is a total fee increase of $0.25 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a  total fee increase of $425.00 on final CD dated 3/xx/2020.
The initial LE dated 3/xx/2020 reflects the Title Escrow Fee as $0.00 but final CD dated reflects it as $430.00. There is increase in fee at final CD of $430.00. The final CD reflects the cumulative Fees in B section 860.00% with the amount of $425.00 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase of $0.25 on final CD dated 3/xx/2020.
An initial LE dated 3/xx/2020 reflects the Flood Certification Fee as $10.00, however, the final CD dated 3/xx/2020 reflected it as $10.25. There is increase in fee at final CD of $0.25.
There is a total fee increase of $0.25 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a  total fee increase of $425.00 on final CD dated 3/xx/2020.
The initial LE dated 3/xx/2020 reflects the Title Escrow Fee as $0.00 but final CD dated reflects it as $430.00. There is increase in fee at final CD of $430.00. The final CD reflects the cumulative Fees in B section 860.00% with the amount of $425.00 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the Borrower's income/DTI was calculated incorrectly at origination. The borrower’s alimony income was incorrectly grossed up at time of origination. Using revised total monthly income resulted in a revised DTI of 50.01%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower's ATR. The borrower has been a xx. However, there are no supportive documents for Borrower's Income (Such as prior years W2, Individual/Business Tax Returns & WVOE) are available in the loan file to determine borrower's ATR. SOL expired, downgraded to LVL2."
* Property is Manufactured Housing (Lvl 2)     "The subject property is a xx and there is a recorded copy of Manufactured Home Rider (xx) and it has a Serial#xx but no final title policy in the loan file to confirm ALTA-7 for Manufactured Home. The Appraisal report at origination is showing that the subject property has been attached to the permanent foundation system and towing wheels and axles have been removed."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date in the final CD is showing as xx; however, the original Note date is xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50627241	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	Second	$1,208.87	$4,017.51	12/xx/2023	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	646	Not Applicable	55.354%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	No	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Yes	Unavailable	Unavailable	xx	Unavailable	Unavailable	Unavailable	01-xx-2020	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was xx. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. According updated title report dated xx/xx/xxxx, the subject mortgage is at 2nd lien position as there is xx.	The payment history dated xx/xx/xxxx shows that the borrower is delinquent for x days and next payment due date is xx/xx/xxxx .The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of xx. Borrower is making payments according to the Modification Plan.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is xx.
Collections Comments:The payment history dated xx/xx/xxxx shows that the borrower is delinquent for x days and next payment due date is xx/xx/xxxx .The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of xx. Borrower is making payments according to the Modification Plan.
Available servicing comments state that the foreclosure was initiated in loan with the xx which was referred to the attorney on xx. The foreclosure was put on hold due to MOD, started on (xx). As per comment dated xx shows file is litigated with contested matter on dated xx. there is litigation was pending due to for additional fee requested & litigation pending for hearing on dated xx. There is no information regarding this contested matter whether this matter is resolved or not.As per the collection comment on dated xx, borrower was impacted COVIDxx & suffering finical issue with unemployment .According to the servicing comment dated xx subject property was affected the natural disaster & latest BPO on dated xx there is no found for regrading amounts of damage of property.
Foreclosure Comments:Available servicing comments state that the foreclosure was initiated in loan with the xx which was referred to the attorney on xx. The foreclosure was put on hold due to MOD, started on (xx).
Bankruptcy Comments:Not Applicable	Unavailable	Affiliated Business Disclosure Good Faith Estimate Loan Program Info Disclosure Mortgage Insurance	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 8/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 365/365   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 530   Variance: -170   Variance %: -32.07547%   Comment:    Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001000001000000000   Tape Value: 000411000000001006543321   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000100000100000000   Tape Value: 123345600000000000104000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Bronx   Tape Value: CHAUTAUQUA COUNTY   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 7/xx/2060   Tape Value: 3/xx/2058   Variance: 853 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: 2 Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Loan is FHA, but MI insurance certificate is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
he loan provides a value of $2,947.23 for "Title Services and Lender's Title Insurance." However, the sum of all component fees, $1,801.00, does not equal the value entered for "Title Services and Lender's Title Insurance." There is a difference of
$1,146.23."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan is a mortgage transaction subject to the Real Estate Settlement Procedures  that is secured by the consumer's dwelling; and
The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application; and
The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction.Or, the application date of the loan is before xx.

This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
he loan provides a value of $2,947.23 for "Title Services and Lender's Title Insurance." However, the sum of all component fees, $1,801.00, does not equal the value entered for "Title Services and Lender's Title Insurance." There is a difference of
$1,146.23."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan is a mortgage transaction subject to the Real Estate Settlement Procedures  that is secured by the consumer's dwelling; and
The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application; and
The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction.Or, the application date of the loan is before xx.
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50692290	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,707.54	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.870%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	19.440%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11-xx-2018	xx	Not Applicable	5.500%	xx	01-xx-2018	Financial Hardship	As per review of latest updated title report dated xx
There is one State Tax Lien against the borrower which was recorded on xx

There is one judgment against the borrower in the amount of xx
The annual Combined Taxes for xxxx have been paid in the total amount of x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.

The loan has been modified once since origination.  The modification agreement was made on xx

No evidence of foreclosure has been found.
As per PACER report no bankruptcy filing has been found since from loan origination

As per comment dated xx borrower made call to report a new loss and claim was around xx As per comment dated xx loss draft check# xx was received on xx with the amount of xx and date of loss is xx The comment dated xx shows that nature of loss was wind/hall and loss amount was xx As per comment dated xx the repair of xx% has been completed and the repair list was obtained. As per comment dated xx the claim check# xx in the amount of xx was received on xx However, the comment dated xx shows the loss amount as xx The latest comment dated xx shows that the net claim amount was xx and received the check was in the amount of xx However, no further comments indicate that whether the damage has been repaired or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The modification agreement was made on xx with Fixed Amortization. The new principal balance is xx Borrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xxx%%. The first payment had begun from xx and ends with the maturity date of xx	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: xxTape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No Balloon per Note   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 0xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate as this loan failed TILA Right of Recession Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50772148	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,960.00	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	35.140%	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated xx. The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
There is a Credit Card Judgment against the borrower in the favor of xx, in the amount of xx which was recorded on xx.
There is a Child Support Lien against the borrower in the favor of xx, in the amount of $xx which was recorded on xx.
There is a State Tax Lien against the borrower/property in the favor of xx in the amount of $xx which was recorded on xx.
There is an IRS lien against the borrower in the favor of xx xx in the amount of $xx which was recorded on xx.
xxxx First Installment of County Taxes is due for xx/xx/xxxx in the amount of xx xxxx Second Installment of County Taxes is due for xx/xx/xxxx in the amount of xx No prior years delinquent taxes found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
There is a child support lien against the borrower in favor of xx.
There is a state tax lien against the borrower xx in the amount of $xx which was recorded on xx.
There is an IRS lien against the borrower,xx.
The second installment of xxxx-xx county taxes is due on x/xx/xxxx in the amount of xx.	According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of xx

Update:
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and the interest rate is x.xxx%. The current UPB is xx The P&I is not matching the current P&I per tape.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of xx.
The foreclosure document located on xx states, the foreclosure was initiated on the subject property in xxxx. The file was referred to attorney on xx/xx/xxxx. Servicing comment dated xx/xx/xxxx shows sale date was scheduled on xx Comment located on dated xx/xx/xxxx shows foreclosure sale was postponed due to additional fees and cost. No further details found.
The debtors xx had filed bankruptcy under chapter-xx with the xx.The debtor case was discharged on xx and was terminated on xx. The BPO report dated xx/xx/xxxx located at  xx shows the property is unknown occupied and it in an axxge condition. No damages and repairs have been reported on this BPO report.

Foreclosure Comments:Foreclosure document located on xx states, the foreclosure was initiated on the subject property in xxxx. The file was referred to attorney on xx/xx/xxxx. Servicing comment dated xx/xx/xxxx shows sale date was scheduled on xx/xx/xxxx. Comment located on dated xx/xx/xxxx shows foreclosure sale was postponed due to additional fees and cost. No further details found.
Bankruptcy Comments:The debtors xx had filed bankruptcy under chapter-xx with the xx. The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim is in the amount of xx and the value of collateral means xx. MFR was filed on xx/xx/xxxx. The debtor case was discharged on xx and was terminated on xx.	Not Applicable	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Lifetime Cap Rate Loan Value: 10.660% Tape Value: 10.650% |-xx-| 0.010% |-xx-| 0.01000% Comment: ARM Life Time Cap Rate is 10.66%. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK Details found in the PACER report.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: As per BPO report property is unknown occupied.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC details found in the comments.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 7/xx/2019   Variance: 1644 (Days)   Variance %:    Comment: Last Payment Reveived Date is 11/xx/2019.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 1/xx/2021   Tape Value: 9/xx/2019   Variance: 488 (Days)   Variance %:    Comment: Next Rate change date is 1/xx/2021/   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000044444432104444444   Tape Value: 333333333333332103333333   Variance:    Variance %:    Comment: PH String is 123444444444444440123444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444401234444440000010   Tape Value: 333333301333333333333333   Variance:    Variance %:    Comment: PH String Reversed 444321044444444444444321   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of 1003 is Cash Out Other.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 10.650% Variance: -9.650% Variance %: -9.65000% Comment: Rate Adjustment Subsequent Cap Percent is 1.00%. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, available Details have been updated from the Estimated HUD-1, which is located on xx.	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California State. The following state disclosures are missing in the loan file.
1) Impound Account Disclosure, Cosigner Notice,
2) Private Mortgage Insurance Disclosure,
3) Anti-Tying, Fair Debt Collection Notice Disclosure,
4) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date xx is different from the Note date of xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50780781	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$114.19	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.200%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	637	Not Applicable	46.401%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx, shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xx.
There is a senior mortgage in the favor of xx in the amount of xx which was recorded on xx.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx.
1st installment of county jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
2nd installment of county jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is excessive obligation.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower Mary Torrana Walton had filed a Chapter xx bankruptcy on xx with case # xx. The plan was confirmed xx. The POC was filed xx with the secured claim amount of xx and the arrearage amount is xx The MFR was filed on xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of xx per month. The date of the last filing is xx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $50.86 |-xx-| $-50.86 |-xx-| -100.00000% Comment: $0.00. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Full Documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 334444555443333333333333   Variance:    Variance %:    Comment: 32104444444444MMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 333333333333344555444433   Variance:    Variance %:    Comment: MMMMMMMMMM44444444440123.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 46.401%   Tape Value: 4640.100%   Variance: -4593.699%   Variance %: -4593.69900%   Comment: 46.401%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Georgia. The following disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom).
2. Disclosure of Additional Fees."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR not hand dated."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50853008	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$493.66	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	9.101%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx which was recorded on xx
The chain of assignment has not been completed. The current assignment is with xx
There are no active liens and judgments.
The annual taxes for the year of xxxx are paid in the total amount of $xxx.xx.
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx. Schedule D of voluntary petition shows the amount of claim as xx and collateral value as xx. Therefore, there is no unsecured portion. As per the reaffirmation agreement (Doc#xx), the borrower will pay $xxx.xx monthly with interest rate of x.xxxx%. The bankruptcy was discharged on xx
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx. Schedule D of voluntary petition shows the amount of claim as xx and collateral value as xx. Therefore, there is no unsecured portion. As per the reaffirmation agreement (Doc#xx), the borrower will pay $xxx.xx monthly with interest rate of x.xxxx%. The bankruptcy was discharged on xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Info updated as per the doc. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date Loan Value: xx Tape Value: xx Variance: 5 (Days) Variance %: Comment: Info updated as per the doc. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "The Mobile home has not been affixed to permanent foundation
Appraisal report is missing from the loan file. According to the seller’s tape data, the subject property type is mobile home. Neither final title policy has ALTA-7 endorsement attached with it nor does the mortgage have VIN/Serial number listed in it. It is unable to confirm whether subject property is affixed to the land. Latest driven by BPO report dated xx reveals that the subject property type is mobile home."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1, estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50886257	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,518.00	12/xx/2023	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	553	532	49.474%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	4.875%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
According to the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. The assignment was recorded in wrong order from lender. Currently, the assignment is from xx. which was recorded on xx. The assignment is missing to xx.
No active liens and judgments have been found against the borrower and subject property.
No, any prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. The unpaid principal balance is reflected in the amount of xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. The unpaid principal balance is reflected in the amount of xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower xx and lender xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of x/xx/xxxx. The borrower xx had bankruptcy under chapter xx with the xx on x/xx/xxxx. The POC was filed by xx on xx for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx. The chapter xx plan was filed on xx and the plan was confirmed on xx. The debtor has promised to pay to the trustee in the amount of xx per month for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $x.xx. The notice of final cure payment was filed on x/xx/xxxx. The notice of mortgage payment change was filed on x/xx/xxxx. As per the chapter xx trustee’s final report dated x/xx/xxxx, the creditor xx has been paid in the amount of xx and the creditor xx has been paid in the amount of $xxx.xx. The mortgage arrearage has been paid in the amount of xx. The debtor was discharged on x/xx/xxxx and the case was terminated on x/xx/xxxx. As per the comment dated x/xx/xxxx, the foreclosure referral has been reviewed. No further details have been found regarding foreclosure. As per the comment dated x/xx/xxxx, the reason for default is long term situation. As per the BPO report dated xx/xx/xxxx located on xx, the subject property is owner occupied and the property is in axxge condition. The borrower intends to keep the property. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:As per the comment dated x/xx/xxxx, the foreclosure referral has been reviewed. No further details have been found regarding foreclosure.
Bankruptcy Comments:The borrower Gorniak Steven Edward had bankruptcy under chapter xx with the case# xx-xxxxx on x/xx/xxxx. The POC was filed by xx Financial LLC fka Green Tree Servicing LLC on xx/xx/xxxx for the secured claim amount is $xxx,xxx.xx and arrearage amount is $xx,xxx.xx. However, the POC deadline dated xx/xx/xxxx. The chapter xx plan was filed on x/xx/xxxx and the plan was confirmed on x/xx/xxxx. The debtor has promised to pay to the trustee in the amount of $x,xxx.xx per month for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx. Therefore, the unsecured portion is $x.xx. The notice of final cure payment was filed on x/xx/xxxx. The notice of mortgage payment change was filed on x/xx/xxxx. As per the chapter xx trustee’s final report dated x/xx/xxxx, the creditor New Penn Financial LLC has been paid in the amount of $xxx,xxx.xx and the creditor xxMortgage has been paid in the amount of $xxx.xx. The mortgage arrearage has been paid in the amount of $xx,xxx.xx. The debtor was discharged on x/xx/xxxx and the case was terminated on x/xx/xxxx.	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/x/xxxx till maturity date of x/x/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization term month as 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy discharged   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the comments   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per mod   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 10/xx/2020   Tape Value: 10/xx/2020   Variance: -1 (Days)   Variance %:    Comment: As per the mod   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 9/xx/2019   Variance: 1569 (Days)   Variance %:    Comment: AS per the payment history   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: As per note   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.87500%   Tape Value: 5.88000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original stated rate as 5.875%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed as 044444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed as 444444444444444444444440   Tape Source: Initial   Tape Type:
xx
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: As per the doc   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: purchase Variance: Variance %: Comment: As per the application Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.165%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL The loan data is 0.000%, the comparison data is 6.165% and the variance is -6.165%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50971981	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,803.17	12/xx/2023	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.590%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	547	Not Applicable	19.357%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	xx	3.625%	xx	01-xx-2019	Financial Hardship	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. Subject mortgage was originated on xx in the amount of xx
Chain of assignment is incomplete as the current assignee is xx. It should be xx.
There is a junior mortgage in the amount of xx recorded with The xx.
There is a senior civil judgment in the amount of xx recorded on xx with xx.
There is a junior civil judgment in the amount of $xx.
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is x months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is x months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Update:
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
The loan has been modified.
As per the comment dated x/xx/xxxx, the foreclosure was initiated in xx. As per the comment dated x/xx/xxxx, the complaint was filed on xx. As per the comment dated x/xx/xxxx, the xx month trial payment plan was received on xx. As per the comment dated x/xx/xxxx, the executed modification has been sent. As per the comment dated x/xx/xxxx, the foreclosure was cancelled due to the loan modification.
The borrower did not file bankruptcy.
As per the comment dated x/xx/xxxx, the borrower’s income was impacted by Covid-xx.
As per the comment dated x/xx/xxxx, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the comment dated x/xx/xxxx, the foreclosure was initiated in xx. As per the comment dated x/xx/xxxx, the complaint was filed on xx. As per the comment dated x/xx/xxxx, the xx month trial payment plan was received on xx. As per the comment dated x/xx/xxxx, the executed modification has been sent. As per the comment dated x/xx/xxxx, the foreclosure was cancelled due to the loan modification.
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with steps interest rate completing in x steps. First payment was started from xx and the maturity date is xx. The deferred amount is $xx,xxx.xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 364 |-xx-xx-4 |-xx-| -1.09890% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 364   Variance: -4   Variance %: -1.09890%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Payment History String   Loan Value: 000000000000000444444444   Tape Value: 000002011011000000999999   Variance:    Variance %:    Comment: Payment history string is 00000001101100000mmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444000000000000000 Tape Value: 999999000000110110200000 Variance: Variance %: Comment: Payment history string reversed is mmmmmmm00000110110000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed for Prepayment Term Test & Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for Prohibited Fees Test.
Loan data $5,157.00 comparison data $0.00 hence the variance is +$5,157.00"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51044323	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,845.17	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	40.637%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx in the amount of xx
No assignments have been found.
There are three senior State tax liens in the total amount of xxxx.xx in favor of xx which were recorded on different dates.
There is a junior senior State tax lien in the amount of xx
The annual tax $xx,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $x,xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is xx months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $x,xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. No evidence of damage or repair on subject property has been found. As per comment dated xx/xx/xxxx the reason for default is curtailment of income. Borrower is self-employed and is Doctor at Leif Rogers MD from last xx years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report	Field: Age of Loan Loan Value: 6 Tape Value: 9 |-xx-xx-3 |-xx-| -33.33333% Comment: N/A Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $29515.30   Variance: $-29515.30   Variance %: -100.00000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 32101234   Tape Value: XXXXXXXXXXXXXXXXX2340123   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 43210123   Tape Value: 3210432XXXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 40.637%   Tape Value: 48.159%   Variance: -7.522%   Variance %: -7.52200%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 8.414%   Tape Value: 20.043%   Variance: -11.629%   Variance %: -11.62900%   Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Remaining Term Loan Value: 354 Tape Value: 351 Variance: 3 Variance %: 0.85470% Comment: N/A Tape Source: Initial Tape Type:	3: Curable		* Missing credit report (Lvl 3) "Credit report is missing in the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51070420	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.510%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	10.510%	xx	01-xx-2017	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx. in the amount of xx which was recorded on xx Instrument# | Book/Page# xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx.
There is civil Judgment active in the Favor of xx in the amount of $xxxx.xx which was recorded on xx
There is state tax lien active against the borrower in the favor of xx in the amount of $xxx.xx which was recorded on xx
Annual County taxes for the year of xxxx have been exempt on xx/xx/xxxx in the amount of $x.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest xx.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest xx.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
As per comment dated x/xx/xxxx, the reason for default was increased in other bills.
According to servicing comments the foreclosure was initiated against the subject property and the file was referred to attorney on xx. However, the foreclosure was put on hold as the borrower applied for loss mitigation. No further details have been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:According to servicing comments the foreclosure was initiated against the subject property and the file was referred to attorney on xx. However, the foreclosure was put on hold as the borrower applied for loss mitigation. No further details have been found.
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of $xx,xxx.xx. The borrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of xx.xxx% beginning from xx to the maturity date of xx	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Currently in foreclosure is Yes. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is Not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.51000%   Tape Value: 11.51040%   Variance: -0.00040%   Variance %: -0.00040%   Comment: Original stated rate 11.51000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000010000100011000000000   Tape Value: 000000000000000006543654   Variance:    Variance %:    Comment: Payment history string is 000000000000000001234443.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000110001000010000   Tape Value: 456345600000000000000000   Variance:    Variance %:    Comment: Payment history string reversed is 34443210000000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase HOEPA Test Failed (Lvl 3) "HOEPA Higher-Priced Mortgage Loan Document Type Test: Result FAIL
This loan failed the HOEPA higher-priced mortgage loan document type test due to one of the following findings:
The loan is a higher-priced mortgage loan and the document type of the loan is "No Asset Verification," "No Asset or Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or The documentation type of the loan was not provided. The documentation type is one of sexxl factors that should be considered when making any higher-priced mortgage loan.

HOEPA Higher-Priced Mortgage Loan Test: Result FAIL Loan Data 12.192% Comparison Data 5.690% Variance +6.502%
This loan failed the HOEPA higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced mortgage loans even if the additional conditions are met."
* ComplianceEase Risk Indicator is "Critical" (Lvl 3)     "ComplianceEase risk indicator is "Critical" due to :
HOEPA Higher-Priced Mortgage Loan Document Type Test: Result FAIL
HOEPA Higher-Priced Mortgage Loan Test: Result FAIL Loan Data 12.192% Comparison Data 5.690% Variance +6.502%

Feed Included :
Loan Origination Fee paid by Borrower: $551.66
Tax Service Fee paid by Borrower: $61.10
Flood Certification - Single Charge or Life of Loan paid by Borrower: $5.50
Settlement or Closing Fee paid by Borrower: $200.00"	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.

1.Agent Preference Disclosure
2.Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Critical	Fail	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51131238	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,176.07	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.520%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02-xx-2020	xx	Not Applicable	3.330%	xx	01-xx-2020	Financial Hardship	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx.
The chain of assignment has been completed as the mortgage is currently with the current assignee xx.

There is one judgment against the borrower in the amount of xx which was recorded on xx in favor of xx.
The annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per provided tape data the loan is performing and next due date is x/xx/xxxx. The last payment received date is not available but the payment was received in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per provided tape data the loan is performing and next due date is x/xx/xxxx. The last payment received date is not available but the payment was received in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.
The loan has been modified once since origination.  The modification agreement was made on x/xx/xxxx with Fixed Amortization. The new principal balance is $xxx,xxx.xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from x/xx/xxxx and ends with the maturity date of x/xx/xxxx.

As per comments the foreclosure proceedings were initiated on the property by referring it to Attorney on xx Later, it was put on hold due to Trial payment plan and the loan was modified on x/xx/xxxx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.

The latest comment dated x/xx/xxxx shows that the reason for default is illness of borrower. Unable to determine whether the illness is due to Covid-xx or not. No further comments have been found.

Foreclosure Comments:As per comments the foreclosure proceedings were initiated on the property by referring it to Attorney on xx. Later, it was put on hold due to Trial payment plan and the loan was modified on xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The modification agreement was made on x/x/xxxx with Fixed Amortization. The new principal balance is $xxx,xxx.xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from x/x/xxxx and ends with the maturity date of x/x/xxxx.	Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 760 |-xx-xx-400 |-xx-| -52.63157% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is No.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: latest comment dated 8/xx/2020 shows that illness of borrower.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2020   Tape Value: 8/xx/2020   Variance: -60 (Days)   Variance %:    Comment: Doc date of last modification is 6/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 640   Variance: -280   Variance %: -43.75000%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.000%   Tape Value: 43.710%   Variance: 36.290%   Variance %: 36.29000%   Comment: Original standard LTV is 80.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011111110000000010000000   Tape Value: 087765432111111111110100   Variance:    Variance %:    Comment: Payment history string is MMMMMMMM44MMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000010000000011111110   Tape Value: 001011111111111234577780   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMMMM44MMMMMMM.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 52.520%   Tape Value: 5252.000%   Variance: -5199.480%   Variance %: -5199.48000%   Comment: Post-close DTI per 1003 is 52.520%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx.	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX State and required State disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
																																																																																																								Insurance Solicitation/Post Commitment Requirement"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51138768	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,531.40	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.507%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2013 12:00:00 AM	xx	Not Applicable	6.000%	xx	01-xx-2014	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx and was recorded on xx with instrument# xx in book xx, in the amount of xx with xx
The chain of assignment has not been completed. The last assignment is with xx as is should be with xx
There is one state tax lien against the property in the xx which was recorded on xx with Doc# xx in the amount of xx
The 1st and 2nd combined taxes for the year xxxx have been paid in the amount of xx
No prior year delinquent taxes have been found.
As per the review of payment history as of x/xx/xxxx, the borrower is currently delinquent for x month and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx %. The current UPB reflected as per the payment history tape data is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in payment plan. As per the review of payment history as of x/xx/xxxx, the borrower is currently delinquent for x month and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx %. The current UPB reflected as per the payment history tape data is in the amount of $xxx,xxx.xx. This modification agreement was made between Lender xx and Borrower xx on xx As per the modified term, the new principal balance is xx The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx with a maturity date of xx The modification does not have a Balloon provision. This loan was modified once.
The comment dated x/xx/xxxx shows that the borrower’s income has been impacted by Covid-xx. Borrower told that he cannot make payment due to virus. The comment dated x/xx/xxxx shows that borrower has received a x months deferral beginning from x/xx/xxxx payment. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx, and Borrower xx on xx/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from x/x/xxxx with a maturity date of x/x/xxxx. The modification does not have a Balloon provision. This loan was modified once.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $2838.78 |-xx-| $-2838.78 |-xx-| -100.00000% Comment: The modification doesn't have any deferred balance. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2013   Tape Value: 1/xx/2014   Variance: -17 (Days)   Variance %:    Comment: The modification agreement was made on 12/xx/2013.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The property is not REO.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report the appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per appraisal the standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.90000%   Tape Value: 6.00000%   Variance: 3.90000%   Variance %: 3.90000%   Comment: As per note the stated original rate is 9.900%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note the property address is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51275765	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.324%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on x/xx/xxxx with the lender xx. The chain of assignment has not been provided. The last assignment should be with xx. There are no active liens and judgments against the borrower. The county annual taxes for the year xxxx have been paid in the total amount of $xxx.xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently making regular payment and the next due date was xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB reflected in the amount of $xx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $x,xxx.xx.	Collections Comments:According to the payment history as of xx/xx/xxxx, the borrower is currently making regular payment and the next due date was xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB reflected in the amount of $xx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
xx (borrower) had filed bankruptcy under chapter xx with the xx. The case was discharged and terminated on xx
Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx(borrower) had filed bankruptcy under chapter xx with the xx. The case was discharged and terminated on xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK filed after origination. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $75.00   Variance: $-75.00   Variance %: -100.00000%   Comment: Loan not modified.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not applicable in fixed rate note   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation is 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is not applicable as borrower is performing   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from loan file docs."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51346162	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,179.45	11/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	648	661	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	3.347%	xx	01-xx-2017	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx which was recorded on xx.
There are three active xx found against the subject property in the combined amount of xx in the favor of “xx” which were recorded on xx,xx & xx respectively.
There are two xx open against the borrower, first in the amount of xx which was recorded on xx and second is in the amount of xx which was recorded on xx.
There is a xx on the subject property in the amount of xx which was recorded on xx.
The annual installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for xx months and the last payment was received on xx/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for xx months and the last payment was received on xx/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is the borrower has been impacted by covid-xx.
The step modification agreement was signed between the borrower xx and the lender xx on xx.
As per the comment dated xx/xx/xxxx, the subject property has been occupied by an xx.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
According to the collection comments as of xx/xx/xxxx, the loan is currently in bankruptcy. The tape data shows the current balance is $xxx,xxx.xx, and the next due date is x/xx/xxxx.
No evidence of foreclosure has been found.
As per the collection comment dated x/xx/xxxx, the subject property was damaged due to water. The kids' room, closet, carpet, bathroom, and hallway were damaged due to water. The same comment shows that the BWR filed an insurance claim on x/xx/xxxx. Also, as per the comment dated x/xx/xxxx, there is a mold in the closet due to broken pipes. The latest CC dated x/xx/xxxx shows the property was being repaired. Further details not provided.
Foreclosure Comments:The foreclosure was initiated and the complaint was filed on xx/xx/xxxx. However, the foreclosure process was put on hold due bankruptcy filed on xx/xx/xxxx. No further details have been found regarding foreclosure
Bankruptcy Comments:As per PACER, the borrower xx had filed bankruptcy under chapter-xx with the case # xx on xx and the plan was confirmed on xx. POC was filed on xx, in the secured claim amount xx and an arrearage in the amount of xx. Borrower is currently on active bankruptcy. The date of the last filing is xx

Update:
The loan is currently in bankruptcy. Collection comment dated xx/xx/xxxx shows the trustee pays arrears and BWR pays monthly contractual mortgage payments. Tape shows the post-petition payment due date is xx.	This Step modification agreement was signed between the borrower xx and the lender xx on xx.
The Unpaid Principal Balance is $xxx,xxx.xx with interest rate x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx that began from xx/x/xxxx. The maturity is xx.	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Mortgage Insurance Origination Appraisal Right of Rescission	Field: Age of Loan Loan Value: 118 Tape Value: 27 |-xx-| 91 |-xx-| xx Comment: Age of loan is 118. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Collections, >= 120 Days   Variance:    Variance %:    Comment: Legal status is Bankruptcy.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Require MI is N/A   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 5/xx/2020   Tape Value: 7/xx/2020   Variance: -87 (Days)   Variance %:    Comment: FB statrt date is 05/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest claculation is 360/360.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 571   Variance: -211   Variance %: -36.95271%   Comment: maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 444444321044444444333323   Tape Value: 100000000000000000000000   Variance:    Variance %:    Comment: 444444321044444444333323.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 323333444444440123444444   Tape Value: 000000000000000000000001   Variance:    Variance %:    Comment: 323333444444440123444444.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $210322.72   Tape Value: $202947.84   Variance: $7374.88   Variance %: 3.63387%   Comment: Principal balance in MOD is $210,322.72   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: MOD in file is Yes. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Late Charge Test: FAIL Loan Data 5.000% Comparison Data 4.000% Variance +1.000%.
This loan failed the FHA late charge test.
The loan charges a late fee that exceeds 4%. The mortgage may provide for the collection by the mortgagee of a late charge, not to exceed 4% of the amount of each payment more than 15 days in arrears, to cover servicing and other costs attributable to the receipt of payments from mortgagors after the date upon which payment is due."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA Loan and required MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Choice of Insurer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51354242	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$589.35	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.120%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2010 12:00:00 AM	xx	Not Applicable	10.000%	xx	9/xx/2010 12:00:00 AM	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment of mortgage is currently with the “xx”.
No active lien and judgment have been found on the updated title report.
Annual County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is xx.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is xx.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Adjustment of term agreement was made between borrower and lender on xx. The new modified interest rate is xx.xxx% and PITI is $xxx.xx which began on x/xx/xxxx till x/xx/xxxx. Then borrower will pay according to note term. The new modified principle balance is in the amount of $xx,xxx.xx and the interest bearing amount is $xx,xxx.xx. The new maturity date is xx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $3304.72 |-xx-| $-3304.72 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest Calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 457 (Days)   Variance %:    Comment: Stated Maturity Date is xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 227   Tape Value: 234   Variance: -7   Variance %: -2.99145%   Comment: Stated Remaining Term is 227.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type is Manufacturing home. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "Compliance Ease risk indicator is Significant as loan is failing for NC Rate Spread Home Loan Test and NC RSHL DTI Provided Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the DTI provided test. (NC HB 1817 Section 4(c) (SL2007-0352))
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan."
* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to the appraisal report ( xx) dated 4/xx/2008, the subject property type is Manufactured Home. Also it reflects that the manufactured home is attached with land and towing hitch, wheels & axels have been removed. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. The latest tax assessor report also shows that there is separate tax assessment for land and improvements. The subject mortgage did not have the VIN# in the legal description. Therefore, we are unable to verify whether the subject property has been attached to the land or not."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to  TILA Foreclosure Rescission Finance Charge Test and TILA Finance Charge Test:.
TILA Foreclosure Rescission Finance Charge Test shows loan data $225,107.47, comparison data $225,229.10 and variance -$121.63.
The finance charge is $225,229.10. The disclosed finance charge of $225,107.47 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test shows loan data $225,107.47, comparison data $225,229.10 and variance -$121.63.
The finance charge is $225,229.10. The disclosed finance charge of $225,107.47 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51398643	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$561.66	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	48.579%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx/xx/xxxx in the amount of $xx.
No assignments have been found.
No active judgments or liens have been found.
The annual tax is $xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is two months behind its regular payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is two months behind its regular payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. No evidence of damage or repair on subject property has been found. As per comment dated xx/xx/xxxx the RFD is Covid-xx impact.  At loan origination borrower is xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 10 |-xx-xx-2 |-xx-| -20.00000% Comment: N/A Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -10 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000001010000000   Tape Value: XXXXXXXXXXXXX00000001233   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000010100000000000000   Tape Value: 332100000X0XXXXXXXXXXXXX   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 48.579%   Tape Value: 48.420%   Variance: 0.159%   Variance %: 0.15900%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 32.945%   Tape Value: 33.000%   Variance: -0.055%   Variance %: -0.05500%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 352 Tape Value: 350 Variance: 2 Variance %: 0.57142% Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.307%) is exceeded APOR (5.120%) by 0.187%. The APR threshold is 5.120% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL    Charged: 5.307%      Allowed: 5.120%     Over by: +0.187%"
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $108,058.23. The disclosed finance charge of $107,898.67 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $108,058.23. The disclosed finance charge of $107,898.67 is not considered accurate for purposes of rescission because it is understated by more than $35.

3. This loan has points and fees that exceed the points and fees threshold. The loan amount is $107,747.00 or more, and the transaction's total points and fees is $4,762.80, which exceeds 3 percent of the total loan amount of $107,986.70."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "CE TRID Tolerance Test is incomplete since an initial Loan Estimate dated 10/xx/2019 is missing from the loan file."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL   Charged: 5.307%      Allowed: 5.120%     Over by: +0.187%"
* Missing Initial LE (Lvl 3)     "An initial Loan Estimate dated 10/xx/2019 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "The executed copy of Rate Lock agreement is missing from the loan file."
																																																																																																							* Qualified Mortgage DTI exceeds 43% (Lvl 3) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.579% as the Borrower income was $2,731.22 and total expenses are in the amount of $1,326.80 and the loan was manual underwritten; however, there is a copy of AUS/DU (xx) in the loan file and its recommendation is “Refer with Caution” and DTI is showing in it as 48.579%."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51455616	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$5,320.23	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	31.942%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	9/xx/2020 12:00:00 AM	xx	xx	4.000%	xx	01-xx-2020	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx
The chain of assignment has been completed, currently the assignment is with xx
The state tax lien are in the favor of Illinois department of Revenue.
The first was recorded on xx/xx/xxxx for the amount of $xxx.xx.
The second was recorded on xx/xx/xxxx for the amount of $xxxx.xx
The third was recorded on xx/xx/xxxx for the amount of $xxxx.xx. The HOA lien was recorded on xx
County taxes for the year xxxx are paid in the amount of $xxxx.xx. No prior year tax delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of $xx,xxx.xx.
No comments have been found regarding the foreclosure.
xx
The subject property is owner-occupied.
As per the servicing comment dated xx/xx/xxxx the borrower's income has been impacted due to Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The xx. The plan was confirmed on xx/xx/xxxx and the case was discharged on xx/xx/xxxx. The POC was filed on xx/xx/xxxx the amount of POC is $xx,xxx.xx and the arrearage amount is $xx,xxx.xx. The MFR was filed on xx/xx/xxxx.	The modification agreement was made between the lender x and borrower x on xx/xx/xxxx, the new principal balance as per mod is $xx,xxx.xx. The first payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. The amount of $xxxx.xx is deferred amount and $xx,xxx.xx is the interest bearing amount. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Report Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000010000   Tape Value: 065433211110   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000010000000000000000000   Tape Value: 011112354560   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: No discrepancy Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51489960	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,988.21	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx. No chain of assignment has been found as the mortgage is currently with the lender xx instead of the current assignee xx.

No active judgments or liens have been found against the borrower or subject property.

The annual County taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.

The loan has not been modified since origination.
As per xx report no bankruptcy filing has been found since from loan origination.
No evidence of foreclosure has been found.
At the time of origination borrower is self-employed and owner of xx for xx months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing Required State Disclosures	Field: Original Appraised Value Loan Value: xx Comment: "The Appraisal reflects the value xx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx"   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx"   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 34.727%   Variance:    Variance %:    Comment: per 1003 post close DTI is 244.81%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: Unavailable   Tape Value: 27.368%   Variance:    Variance %:    Comment: per 1003 post housing ratio is 192.959%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 354 Tape Value: 353 Variance: 1 Variance %: 0.28328% Comment: stated remaining term is 354. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.183%) is exceeded APOR (5.290%) by 0.893%. The APR threshold is 5.290% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.183%    Allowed: 5.290%    Over by: +0.893%"
* Higher Price Mortgage Loan (Lvl 3)     "Loan failed Higher-Priced Mortgage Loan APR Charged 6.183% APR Threshold 5.290% Over by +0.893%. Loan is escrowed. HPML disclosure signed by the borrower is missing from the loan documents."
* Income documentation does not meet guidelines (Lvl 3)     "Previous two years individual and business tax return required to verify Ability to repay is missing from the loan documents. Income submitted on final application has not used for qualification and as a result DTI has not been tested on the loan."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects Loss of LP value cert waiver due to the loan amount changing from xx. Subsequent received full appraisal resulted in a xx drop in Appraised Value, further causing excessive LTV issue. Review of the Property Observation report located at xx shows that after xx drop in appraised value due to Add homestead, the Taxable value of the property is assessed to be xx. Documents regarding change in loan amount from xx is not available in the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report matching loan terms is missing from the loan documents."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in xx and required State disclosures are missing from the loan file.
Anti-Coercion Notice
Insurance Sales Disclosure"
																																																																																																							* The final 1008 is missing (Lvl 3) "Missing Final Transmittal Summary and Appraisal value is incorrect in the Transmittal Summary and also original loan amount is incorrect in the Transmittal Summary."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to verify ATR due to previous two years individual and business tax return with all required Schedules required to verify Ability to repay of the borrower is missing from the loan documents. Income submitted on final application has not used for qualification and as a result DTI has not been tested on the loan. SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51493256	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,507.35	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has not been completed. The current assignment of mortgage is with xx. No active judgments or liens have been found against the borrower/subject property. The combined 1st and 2nd installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx. The reason for default is unable to be determined. The collection comment dated xx/xx/xxxx states the subject property had some damages due to Wind/Hail. The date of loss was xx. The collection comment dated xx/xx/xxxx states the borrower called to find out how to endorse a claim check with xx. The servicer advised all necessary steps and informed that the funds will be endorsed and released and no inspection required. The insurance claim was filed with claim no. xx for the insurance company xx. The collection comment dated xx/xx/xxxx states the total loss amount is xx. The same dated comment states the Live check has been received on xx and advised check was endorsed and released on xx no further steps needed. No further proceedings found. No evidences have been found for the borrower’s income impacted due to covid-xx pandemic. There are no comments found related to the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-xx with case#xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. The chapter -xx plan was confirmed on xx. The debtor was supposed to pay the trustee the amount of $xxx.xx for xx months under the chapter xx plan. The deadline to file the POC was xx. However, the POC was still not filed by subject creditor. The debtor was discharged on xx.	This is conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. The P&I as per payment history is the $x,xxx.xx and rate of interest is x.xxx%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. The modification agreement located at “xx” states the modified terms. This modification agreement does not indicate the modified interest rate, P&I, maturity date, and new principal balance. The seller’s tape data shows the loan was modified on xx/xx/xxxx with two steps of interest rate from x.xxx% to x.xxx%. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Current Occupancy Loan Value: Owner (or Former): Primary Home Tape Value: Tenant |-xx-| |-xx-| Comment: The appraisal report located at " xx", states the Appraiser could not determine who was occupying the residence. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 8/xx/2011   Variance:    Variance %:    Comment: Doc date of last modification is Unavailable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: xx   Comment: Loan Original Maturity Term Months is Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Unavailable   Tape Value: 8/xx/2011   Variance:    Variance %:    Comment: Mod step 1 Date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Unavailable   Tape Value: 4.375%   Variance:    Variance %:    Comment: Mod Step 1 Rate is Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Unavailable   Tape Value: 8/xx/2016   Variance:    Variance %:    Comment: Mod step 2 rate is Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Unavailable   Tape Value: 4.750%   Variance:    Variance %:    Comment: Mod step 2 rate is Unavailable.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Comment: As per appraisal report, the original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000111111111111   Tape Value: 9699999999999CCCC3333C33   Variance:    Variance %:    Comment: Payment History string is 2222220111000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 111111111111000000000000 Tape Value: 33C3333CC9C9999999999969 Variance: Variance %: Comment: Payment History string Reversed is 0000000000000001110222222 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data $318,750.40  Comparison Data $318,949.67  Variance -$199.27"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $318,949.67. The disclosed finance charge of $318,750.40 is not considered accurate because it is understated by more than $100."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is originated as conventional on xx. LTV exceeds more than 78% the lender requires a mortgage insurance certificate. However, the MI certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file. 1. IL Collateral Protection Insurance Notice 2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,625.10	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51510113	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,331.12	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.660%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	2.780%	xx	01-xx-2020	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx with xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is Tax Lien (Real Estate) lien open against the subject property in the amount of $xx held by xx recorded on xx
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to due date of x/xx/xxxx and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.	Collections Comments:Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to due date of x/xx/xxxx and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.
No further information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx and a new principal balance is $xxx,xxx.xx to a step modification and the rate started from x.xxx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on xx with a new maturity date of xx The rate changes in x steps ending at x.xxx%.	Credit Application Credit Report Final Truth in Lending Discl.	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/365   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001000000000002222211144   Tape Value: 000000000554321222105432   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 441112222200000000000100   Tape Value: 234501222323455000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is fail. Loan data is 0.000% and comparison data is 5.127%. Hence the variance is -5.127%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																																								* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51577367	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,779.58	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.740%	480	480	xx	xx	Not Applicable	HELOC	Revolving	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	676	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2012 12:00:00 AM	xx	Not Applicable	1.000%	xx	04-xx-2012	Financial Hardship	According to updated title report dated xx shows that the subject mortgage was originated on xx with the lender “xx” for the amount of xx and was recorded on xx
The chain of assignment is complete as the subject mortgage is currently assigned to "xx
There is an active junior mortgage against the subject property in the amount of xx in favor of "xx" recorded on xx
No active judgments or liens found.
1st & 2nd installment of county taxes for the year xx have been paid in the total amount of xx
No prior years delinquent taxes have been found.
Review of updated payment history as of x/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in delinquency for x month and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of date is in the amount of $xxx,xxx.xx.
The loan was modified between the borrower and lender on xx with the new principal balance of xx The borrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx and the new maturity date is xx
No records of active foreclosure and bankruptcy have been found in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender on xx with the new principal balance of xx The borrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx and the new maturity date is xx	Affiliated Business Disclosure Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 182 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing Borrower Billing Rights (RESPA) (Lvl 3) "Borrower Billing Rights Disclosure is missing from the loan file."
* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC Disclosure is missing from the loan file."	* Missing Appraisal (Lvl 2) "Appraisal Report is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51649963	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$910.19	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	839	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been found.
No active judgments or liens have been found.
The annual installment of combined jurisdiction tax of xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:Comment history for this loan is not available. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: Does Lender G/L Require MI? Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Mi ism No. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 9/xx/2020   Variance: 1207 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: UGI   Variance:    Variance %:    Comment: Mi Company is N/A   Tape Source: Initial   Tape Type:
Field: MI Coxxge Amount   Loan Value: Not Applicable   Tape Value: 25.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase RESPA Test Failed (Lvl 2) "Initial TIL Disclosure Date Test: FAIL
This loan failed the initial TIL disclosure date test due to one of the following:
The date creditor received the application (formerly application date) is on or after July 30, 2009, and:
The loan is a mortgage transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.) that is secured by the consumer's dwelling;
RESPA GFE Disclosure Date Test: FAIL
This loan failed the Good Faith Estimate disclosure date test due to one of the following reasons:
The loan was audited under the "New Pre-Close or Post-Close Audit" selection from the ComplianceAnalyzer menu, and
The loan has a Good Faith Estimate disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); or
The Good Faith Estimate disclosure date is after the closing date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the initial TIL disclosure date test.
This loan failed the Good Faith Estimate disclosure date test."
* ComplianceEase TILA Test Failed (Lvl 2)     "Initial TIL Disclosure Date Test: FAIL
This loan failed the initial TIL disclosure date test due to one of the following:
The date creditor received the application (formerly application date) is on or after July 30, 2009, and:
The loan is a mortgage transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.) that is secured by the consumer's dwelling;
RESPA GFE Disclosure Date Test: FAIL
This loan failed the Good Faith Estimate disclosure date test due to one of the following reasons:
The loan was audited under the "New Pre-Close or Post-Close Audit" selection from the ComplianceAnalyzer menu, and
The loan has a Good Faith Estimate disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); or
The Good Faith Estimate disclosure date is after the closing date."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	Fail	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51698166	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$845.86	12/xx/2023	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.529%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx, Inc. Chain of assignment has been completed. Currently, the mortgage is with xx. No active judgments or liens have been found. Annual taxes for the year of xxxx have been due in the amount of $xxx.xx. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been delinquent for xx+days and the next payment is due for x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx. The UPB is $xx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The loan is currently in collections and the next payment is due for x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx. The foreclosure was initiated and the file was referred to an attorney on xx No further details have been found. The loan was modified once since origination. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx The complaint was filed on xx No further details have been found.
Bankruptcy Comments:Not Applicable	This is Conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx% and a maturity date of xx/xx/xxxx. The P&I as per payment history is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The tape reflects the loan was modified on x/xx/xxxx with the deferred balance of $xxx.xx. The maturity is x/xx/xxxx. However, the loan modification agreement is missing from the loan file.	xx
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated and the file was referred to an attorney on 3/xx/2019. No further details have been found.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $209.06   Variance: $-209.06   Variance %: -100.00000%   Comment: The mod is missing frm the loan file.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 9/xx/2007   Variance:    Variance %:    Comment: The mod is missing frm the loan file.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: The loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000110000001000001   Tape Value: 101010010000000005432100   Variance:    Variance %:    Comment: As per the Payment history, the string is 101412114004000001234444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000100000011000000000   Tape Value: 001234500000000010010101   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 444432100000400411214101   Tape Source: Initial   Tape Type:
																																																																																																				xx	2: Acceptable with Warnings			* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51718987	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,493.22	$6,351.32	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	726	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx

No single assignment of mortgage is available in the updated title report. The chain of assignment is completed as the subject mortgage is still with the lender, xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment of County tax for xxxx-xxxx has been paid off in the amount of xx on xx and 2nd installment of xx has also been paid off on xx

No prior year delinquent taxes have been found in the updated title report.

The x deeds were recorded on the same day xx The 1st "Trust Quit Claim Deed" was recorded on xx with an xx  and the 2nd "xx"  was recorded on the same date, xx with an xx However, both the Trust Quit Claim Deeds were not recorded in order.

Update
As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in the amount of xx with xx, and it was recorded on xx
No active judgments or liens were found.
The first installment of county taxes for xxxx is delinquent in the amount of xx which were good through xx
The second installment of county taxes for xxxx is due on xx in the amount of xx
Review of updated payment history as of x/xx/xxxx, the loan is currently performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:Current Employer:xx
Job Type: xx
Length of Employment: xx

The loan is currently performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: First Payment Date Loan Value: xx Tape Value: xx |-xx-xx-30 (Days) |-xx-| Comment: Note document reflect first payment date as xx but tape shows it as xx Tape Source: Initial Tape Type:
																																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -5 (Days) Variance %: Comment: Note reflect closing date as xx but tape shows it as xx Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51868999	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$3,738.80	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	601	Not Applicable	34.676%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2010 12:00:00 AM	xx	Not Applicable	5.000%	xx	01-xx-2011	Financial Hardship	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.

There are x HOA Liens against the subject property in the amount of xx. The subject property is located in TX State. There is risk that property can be getting foreclosed due to above unpaid liens. This can be cured if above unpaid liens paid in full with unpaid interest and late charges.

The annual Combined Taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.
The loan has been modified twice since origination.  The modification agreement was made on xx/xx/xxxx with Fixed Amortization. The new principal balance is $xxx,xxx.xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from x/xx/xxxx and ends with the maturity date of x/xx/xxxx.

As per comment dated x/xx/xxxx borrower has been affected by the pandemic and the loss mitigation offer was declined by the borrower. As per comment dated x/xx/xxxx the payment for June was deferred and scheduled payment for x/xx/xxxx.
The latest comment dated x/xx/xxxx states that the reason for default is unemployment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified twice since origination. The modification agreement was made on xx/xx/xxxx with Fixed Amortization. The new principal balance is $xxx,xxx.xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from x/x/xxxx and ends with the maturity date of x/x/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 451 |-xx-xx-91 |-xx-| -20.17738% Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $723.00   Variance: $-723.00   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 451   Variance: -91   Variance %: -20.17738%   Comment: verified   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000022222222222222222232   Tape Value: 111111000013232110000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 232222222222222222220000   Tape Value: 000000011232310000111111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 34.676% Tape Value: 4100.000% Variance: -4065.324% Variance %: -4065.32400% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan and required MI Cert is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The loan was originated on xx."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51984900	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$346.22	11/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.190%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage wxx.
The chain of the assignment has been completed. Currently, the mortgage assignment is with Uxx.
No active liens and judgments have been found against the borrower and the property.
Annual County taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated x/xx/xxxx, the reason for default is death of borrower.
As per the review of collection comments, the foreclosure was initiated in xxxx. The file was referred to an attorney on xx. The foreclosure sale was scheduled on xx. However, the comment dated xx the foreclosure sale was put on hold due to the borrower xx had filed for bankruptcy under Chapter-xx with the xx.
According to the xx report, the borrower xx had filed for bankruptcy under Chapter-xx with xx and the plan was confirmed on xx  .The loan is in active bankruptcy.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Update :-
No change.
Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in xxxx. The file was referred to an attorney on xx. The foreclosure sale was scheduled on xx. However, the comment dated xx/xx/xxxx the foreclosure sale was put on hold due to the borrower xxhad filed for bankruptcy under Chapter-xx with the xx.
Bankruptcy Comments:According to the xx report, the borrower xx had filed for bankruptcy under Chapter-xx with xx and the plan was confirmed on xx/xx/xxxx. The POC was filed by the creditor xx with the POC amount of xx and the amount of arrearage is $xxxx.xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx for the period of xx months under Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $x.xx. As per Notice of mortgage payment change new total payment is $xxx.xx which is effective from x/xx/xxxx. No comment has been found indicating a cram-down. The loan is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl.	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: The loan is conventional fixed loan. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Current legal status is Bankruptcy-delinquent.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the review of collection comments, the foreclosure was initiated in 2019.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1254.72   Variance: $-1254.72   Variance %: -100.00000%   Comment: Deferred principal per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 7/xx/2004   Tape Value: 8/xx/2004   Variance: -8 (Days)   Variance %:    Comment: The Note reflects the first payment date is 7/xx/2004.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan is conventional fixed loan.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.19000%   Tape Value: 7.19000%   Variance: 1.00000%   Variance %: 1.00000%   Comment: The Note reflects the original stated rate is 8.19%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/xx/2029   Tape Value: 7/xx/2029   Variance: -7 (Days)   Variance %:    Comment: The Note reflects the stated maturity date is 06/xx/2019.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $462.26 Variance: $-462.26 Variance %: -100.00000% Comment: Suspense balance per payment history is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to:

TILA APR Test: Result FAIL Loan Data 0.000% Comparison Data 8.772% Variance -8.772%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result FAIL Loan Data 0.000% Comparison Data 8.772% Variance -8.772%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 8.772%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52016555	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$326.81	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.110%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	4.826%	xx	01-xx-2020	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in favor of xx and it was recorded on xx
The chain of assignment has been completed. Currently, the mortgage is with the xx
No active judgments or liens have been found.
Annual county taxes of the year xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
According to the xx (borrower) had filed bankruptcy under chapter-xx with the case#xx on xx. The plan was confirmed on xx. Trustees final report dated xx, the subject creditor claim principal was paid in the amount of xx. This case was dismissed on xx and it was terminated on xx
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, (borrower) had filed bankruptcy under chapter-xx with the case#xx on xx. The plan was confirmed on xx. Trustees final report dated xx, the subject creditor claim principal was paid in the amount of xx. This case was dismissed on xx and it was terminated on xx.	The loan modification agreement was made between borrowers and servicer with the new modified unpaid principal balance $xx,xxx.xx. The interest bearing amount was $xx,xxx.xx with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx. The step rate was in x steps ending at rate x.xxx% and P&I will be $xxx.xx applicable from xx to maturity date xx	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000455543234657666   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 666756432545554000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan fie."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52026049	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,260.74	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.230%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	5.355%	xx	01-xx-2018	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the current assignment is with xxt. However, the current assignee should be xx. There is a senior mortgage against the subject property in the amount of $xx which was recorded on xx/xx/xxxx in favor of xx. No prior year delinquent taxes have been found.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is x months delinquent. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:The loan is performing. The borrower is x months delinquent. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The debtor xx had filed bankruptcy under chapter-xx on xx/xx/xxxx with the Case#xx. According to the debtor's chapter-xx plan which was filed on xx the debtor shall make regular ongoing mortgage payment in the amount of $xxx.xx per month for the xx months to the trustee. The debtor had discharged from the bankruptcy on xx & terminated on xx. No foreclosure activities have been found. As per comment dated xx/xx/xxxx, the borrower wants to keep the subject property and the reason for default is financial hardship. No information has been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure process. As per comment dated xx/xx/xxxx, the bathroom floor has rotted out and borrower had home repairs. However no repair amount has been mentioned. No further information is found to confirm whether the repairs have been done or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed bankruptcy under chapter-xx on xx with the Case#xx. According to the debtor's chapter-xx plan which was filed on xx the debtor shall make regular ongoing mortgage payment in the amount of $xxx.xx per month for the xx months to the trustee. The debtor had discharged from the bankruptcy on xx & terminated on xx.	The loan was modified on xx with new principal balance of xx borrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl.	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 630 |-xx-xx-270 |-xx-| -42.85714% Comment: Amortization Term Months (CE, S&P) are 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy (Post-Loan Origination)? is Yes   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $861.30   Variance: $-861.30   Variance %: -100.00000%   Comment: Deferred Principal (Modification)per Payment History is $0.00   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $1402.29   Tape Value: $1403.47   Variance: $-1.18   Variance %: -0.08407%   Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 630   Variance: -270   Variance %: -42.85714%   Comment: Loan Original Maturity Term Months are 360   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 97.762%   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV Ratio Percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 97.762%   Tape Value: 105.000%   Variance: -7.238%   Variance %: -7.23800%   Comment: Original Standard LTV (OLTV) is 104.997%   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $872.37   Tape Value: $0.00   Variance: $872.37   Variance %:    Comment: Original Stated P&I is $872.37   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.23000%   Tape Value: 0.00000%   Variance: 8.23000%   Variance %: 8.23000%   Comment: Original Stated Ratio is 8.2300%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000001000000033   Tape Value: CCCCCCCCCCCC1112221   Variance:    Variance %:    Comment: Payment History String is 11222100000MMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 330000000100000000001000   Tape Value: 1222111CCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment History String Reversed is MMMMMMMMMMMMM00000112221   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance Per Application is Unavailable   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $95738.12 Tape Value: $95809.39 Variance: $-71.27 Variance %: -0.07438% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to:
The annual percentage rate (APR) is 8.759%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is 8.759%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52041231	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,149.47	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.806%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	Not Applicable	2.000%	xx	01-xx-2011	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx.

No active judgments or liens have been found against the borrower/subject property.

The combined annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of collection comments the current status of the loan is in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. As per the seller’s tape data, the UPB reflected is in the amount of $xx,xxx.xx. The loan modification agreement was made between xx. The reason for default is unable to determine. The review of collection comments, the foreclosure was initiated. The file was referred to attorney on xx. The foreclosure actions were on hold due to the borrower xx. The chapter -xx plan was filed on xx. No evidence has been found for the borrower’s income impacted by covid-xx. There are no comments found related to the subject property condition.

Update:
The loan is currently in active bankruptcy.
As per the seller tape data, the borrower filed the bankruptcy under Chapter xx with xx. As per the servicing comment dated xx/xx/xxxx, POC was filed with xx and the arrears in the amount of $xxx.xx, and bankruptcy is still active.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
As per the seller tape data, loan was modified on xx/xx/xxxx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. The chapter -xx plan was filed on xx. The debtor was supposed to pay the trustee the amount of $x,xxx.xx for x-x months and $x,xxx.xx for x-xx months under the chapter xx plan. The Proof of Claim filed on xx under claim#x-x. The total amount of claim is xx.

Update:
As per the seller tape data, the borrower filed the bankruptcy under Chapter xx with xx, and bankruptcy is still active.
According to the modification agreement, the loan was modified on xx. The new modified principal balance is in the amount of $xx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. The maturity date will be xx/xx/xxxx. This loan was modified once since origination.
The modification agreement has three steps,	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 635 |-xx-xx-275 |-xx-| -43.30708% Comment: The mod amortization term of 635 as per tape data is not the origination term of 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan originated as a Fixed rate FHA loan , there is no balloon indicator.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7xx.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: Not Applicable   Tape Value: 11/xx/2019   Variance:    Variance %:    Comment: Tape data entry error.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Audit value loan amortization is the mod step rate amortization   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 635   Variance: -275   Variance %: -43.30708%   Comment: The mod amortization term of 635 as per tape data is not the origination term of 360   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: 8 (Days)   Variance %:    Comment: Tape data entry error.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Pay history string is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Pay history string reversed is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Property address tape data entry error, unnecessary spaces.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Not Applicable xx Variance: Variance %: Comment: Tape data entry error. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Final TIL Date after actual transaction date (Lvl 2)     "As per note, the note date is xx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52075407	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,458.26	12/xx/2023	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.700%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2020 12:00:00 AM	xx	xx	1.000%	xx	01-xx-2020	Financial Hardship	Review of updated title report dated xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are three state junior tax liens against the borrower which are in the amount of xx
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/xxxx to x/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.	Collections Comments:Review of the payment history available from xx/xx/xxxx to x/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred on xx Foreclosure was put on hold due to the modification on xx

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred on xx Foreclosure was put on hold due to the modification on xx
Bankruptcy Comments:According to the PACER report, the debtor had filed the bankruptcy under the chapter xxth case#xxx. The case has been dismissed on xx	Loan Modification agreement was made between borrower and lender on xx
The borrower has given promise to pay the UPB of xx with interest rate of x.xx% with P&I of $xxx.xx with fixed amortized type and it began from the first payment date of xx that was to be ended with the maturity date of xx
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx The UPB that has been amortized is xx as an interest bearing amount.
1-4 Family Rider Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 60   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1029.86   Tape Value: $1050.34   Variance: $-20.48   Variance %: -1.94984%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is fail. Loan data is 0.000% and comparison data is 5.127%. Hence the variance is -5.127%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52163606	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,231.29	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.685%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2019 12:00:00 AM	xx	Not Applicable	1.000%	xx	8/xx/2019 12:00:00 AM	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
 The chain of the assignment has been completed. Currently, the mortgage assignment is with xx.
There is Judgment active in the Favor of xx.
Combined 1st half taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $xxx.xx.
Combined 2nd half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
Combined 1st half taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $xxx.xx.
Combined 2nd half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
No comments have been found regarding reason for default.
No foreclosure activity has been found.
According to the PACER report, the borrower xx and the plan was confirmed on xx.  The case was discharged on xx.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrower xx had filed for bankruptcy under Chapter-xx with case# xx and the plan was confirmed on xx.  The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. However, the unsecured portion is $x.xx. No comment has been found indicating a cram-down.  The case was discharged on xx.
According to the modification, the loan was modified on xx, The new modified principal balance as per modification is in the amount of $xx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xx.xx beginning from x/xx/xxxx. The maturity date as per modification is x/xx/xxxx. This loan was modified thrice.
The modification agreement has five steps, x step beginning from date x/xx/xxxx with the interest rate x.xxx% and P&I of $xx.xx, xnd step beginning from date x/xx/xxxx with the interest rate x.xxx % and P&I of $xxx.xx, xrd step beginning from date x/xx/xxxx with the interest rate x.xxx% and P&I of $xxx.xx. x step beginning from date x/xx/xxxx with the interest rate x.xxx % and P&I of $xxx.xx. x  step beginning from date x/xx/xxxx with the interest rate x.xxx % and P&I of $xxx.xx.

Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 656 |-xx-xx-416 |-xx-| -63.41463% Comment: As per audit the loan origination maturity term month is 240. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER, bankruptcy was filed.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx Jr.   Tape Value: xx   Variance:    Variance %:    Comment: As per note, borrower last name is xx Jr.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 7/xx/2024   Variance:    Variance %:    Comment: As per note, interest only expiration date is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per note, Interest only period is No.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Final application is missing from loan file.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 656   Variance: -416   Variance %: -63.41463%   Comment: As per audit the loan origination maturity term month is 240.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 8/xx/2019   Tape Value: 7/xx/2024   Variance: -1796 (Days)   Variance %:    Comment: As per modification agreement, Mod step 1 date is 8/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 1.000%   Tape Value: 2.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per modification agreement, Mod step 1 rate is 1.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 8/xx/2024   Tape Value: 7/xx/2025   Variance: -334 (Days)   Variance %:    Comment: As per modification agreement, Mod step 2 date is 8/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per modification agreement, Mod step 2 rate is 2.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 8/xx/2025   Tape Value: 7/xx/2026   Variance: -334 (Days)   Variance %:    Comment: As per modification agreement, Mod step 3 date is 8/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per modification agreement, Mod step 3 rate is 3.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 8/xx/2026   Tape Value: 7/xx/2027   Variance: -334 (Days)   Variance %:    Comment: As per modification agreement, Mod step 4 date is 8/xx/2026.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 4.000%   Tape Value: 4.630%   Variance: -0.630%   Variance %: -0.63000%   Comment: As per modification agreement, Mod step 4 rate is 4.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000001113   Tape Value: 000321043254320003211100   Variance:    Variance %:    Comment: As per payment history string is 00111234123M4MMM10MMMMMM. However, the tape data reflects string is 001112300323452340103000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 311100000000000000000000 Tape Value: 001112300323452340103000 Variance: Variance %: Comment: As per payment history string reversed is MMMMMM01MMM4M32143211100. However, the tape data reflects string is 001112300323452340103000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

1.Disclosure of Charges For Appraisal or Valuation
2.Copy of Appraisal or Statement of Appraised Value"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by all borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL disclosure is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52165374	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,081.63	12/xx/2023	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	460	575	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2017	xx	Not Applicable	2.333%	xx	12/xx/2017	Financial Hardship	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the mortgage xx
There are x judgment against borrower first which is in amount of $x,xxx.xx, recorded on xx/xx/xxxx in the favor of xx
1st and 2nd installment taxes for the year of xxxx have been due in the amount of $xxxx.xx.
4th installment taxes for the year of xxxx have been due in the amount of $xxxx.xx.
3rd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior years.
As per the review of the payment history dated as of x/xx/xxxx, the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx% which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xxx,xxx.xx.

Update:
According to the payment history on the seller’s tape dated xx/xx/xxxx, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/xxxx. The P&I is $xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next due date for the payment is x/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx% which was applied for due date x/xx/xxxx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney and the complaint was filed on xx/xx/xxxx. No more evidences are available in the latest xx months servicing comments regarding foreclosure proceedings.
The debtor xx. The debtor was discharged on xx/xx/xxxx and the case was fully terminated on xx/xx/xxxx. The loan was modified on xx/xx/xxxx. As per the BPO report dated x/xx/xxxx located at” xx, the property is occupied with axxge condition.
No comments have been found stating that the borrower’s income has been impacted by Covid-xx.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney and the complaint was filed on xx/xx/xxxx. No more evidences are available in the latest xx months servicing comments regarding foreclosure proceedings.
Bankruptcy Comments:The debtor xx. Reaffirmation agreement is filed on xx/xx/xxxx.As per the voluntary petition scheduled D, the amount of claim is $xxx,xxx and the value of collateral is $xxx,xxx. Hence, the unsecured portion is $xxxx. The debtor was discharged on xx/xx/xxxx and the case was fully terminated on xx/xx/xxxx.	The loan was modified on xx/xx/xxxx between the borrower xx and the lender xx. The UPB is $xxx,xxx.xx. The borrower promises to P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx/xx/xxxx. The maturity is xx/xx/xxxx. The lender agrees to forgive $xx,xxx.xx which exceeds x% of the loan amount.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: This loan is FHA. The loan was originated on 9/xx/2009 as an FHA loan with case #351-5656761-703. However, the MI certificate is missing from the lon file Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $2490.33   Tape Value: $1865.44   Variance: $624.89   Variance %: 33.49826%   Comment: Escrow balance per payment history is "$2,490.33".   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term months is "360"   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2017   Tape Value: 11/xx/2017   Variance: 30 (Days)   Variance %:    Comment: Mod step 1 date is "12/xx/2017".   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 12/xx/2022   Tape Value: 11/xx/2022   Variance: 30 (Days)   Variance %:    Comment: Mod step 2 date is "12/xx/2022".   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 12/xx/2023   Tape Value: 11/xx/2023   Variance: 30 (Days)   Variance %:    Comment: Mod step 3 date is "12/xx/2023".   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 12/xx/2024   Tape Value: 11/xx/2024   Variance: 30 (Days)   Variance %:    Comment: Mod step 4 date is "12/xx/2024".   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 1/xx/2058   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: XXXXXXXXXXXXXXFF669699FC   Variance:    Variance %:    Comment: Payment history string is "0000123423223444444444444".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CF996966FXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment: Payment history string reversed is "4444444444443223243210000".   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $167350.64 Tape Value: $191556.29 Variance: $-24205.65 Variance %: -12.63631% Comment: Unpaid current principal balance (UPB) per payment history is "$191,082.10". Tape Source: Initial Tape Type:	3: Curable	* Missing Appraisal (Lvl 3) "An Appraisal report from origination is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Tax Service Fee Test: FAIL $15.00 $0.00 +$15.00"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL $45.00 $0.00 +$45.00

This loan failed the prohibited fees test. (N.J.S.A. §17:11C-74, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* Credit Score for borrower is less than 500 (Lvl 2)     "Credit score for borrower is less than 500."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The loan was originated on 9/xx/2009 as an FHA loan with case #351-5656761-703.  However, the MI certificate is missing from the lon file"
* Missing Required State Disclosures (Lvl 2)     "The property is located in NJ. The following state disclosures are missing from the loan file,

1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan files."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52205338	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,474.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.880%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	10.776%	xx	01-xx-2019	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx which was recorded on xx
The chain of assignment has been completed. The current assignment is with xx
There are no active liens and judgments.
The annual county taxes for the year of xxxx are paid in the total amount of $x,xxx.xx.
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is in active bankruptcy. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
According to the xx, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx. Schedule D of voluntary petition shows the amount of claim as xx and collateral value as xx. Therefore, the unsecured portion is xx. The debtor had filed the amended chapter xx plan on xx which was confirmed on xx. As per the stipulated order (Doc#xx), the loan was modified. The creditor had filed the first POC on xx with secured claim amount of xx and arrearage of xx. However, the amended POC was filed on xx for the secured claim amount of xx. The last day of filing is xx.
The step loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xx,xxx.xx. The lender has forgiven the principal in the amount of $xx,xxx.xx. The borrower promised to pay $xxx.xx monthly with interest rate of xx.xxx%. The first modified payment date is xx and the maturity is xx
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx. Schedule D of voluntary petition shows the amount of claim as xx and collateral value as xx. Therefore, the unsecured portion is xx. The debtor had filed the amended chapter xx plan on xx which was confirmed on xx. As per the stipulated order (Doc#xx), the loan was modified. The creditor had filed the first POC on xx with secured claim amount of xx and arrearage of xx However, the amended POC was filed on xx for the secured claim amount of xx. The last day of filing is xx	The step loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xx,xxx.xx. The lender has forgiven the principal in the amount of $xx,xxx.xx. The borrower promised to pay $xxx.xx monthly with interest rate of xx.xxx%. The first modified payment date is xx and the maturity is xx	Credit Application	Field: First Payment Date Loan Value: xx Tape Value: xx |-xx-xx-4 (Days) |-xx-| Comment: Info updated as per doc. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 10.776%   Tape Value: 10.880%   Variance: -0.104%   Variance %: -0.10400%   Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 010001112999999998998765   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 567899899999999211100010   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Maturity Date Loan Value: xx Comment: Info updated as per doc. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52238152	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,249.08	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.825%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	44.084%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	6.000%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The current assignment of mortgage is with xx. However the last assignment should be done with Palisades.
No active judgments or liens have been found against the borrower/subject property.
The combined annual installment taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. As per seller’s tape data, the current UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in bankruptcy. According to the payment history as of xx, the borrower is delinquent for x months with the loan. The last payment received isxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. As per seller’s tape data, the current UPB reflected is in the amount of $xx,xxx.xx. The BPO report (xx) states the subject property is owner-occupied and the property is in axxge condition with no repairs noted.

Update:-
As per the comment dated x/xx/xxxx, the subject property roof damaged and estimated cost of repairs was $xxxxx.xx. Comment dated xx/xx/xxxx and xx/xx/xxxx shows that repairs have been completed and final invoice has been disbursed. According to the comment dated x/xx/xxxx, there is mold damage in subject property and no comments have been found regarding the mold repairs.
As per the comment dated xx/xx/xxxx, the POC arrearage have been paid in full and same comment shows post petition due as xx/xx/xxxx.
As per the tape data the current status of the loan is bankruptcy delinquent.
Foreclosure Comments:The foreclosure was initiated. The file was referred to attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The sale is scheduled on xx/xx/xxxx.  However, the further foreclosure proceedings were on hold due to the borrower xx had filed for bankruptcy under chapter-xx with the case#xx.
Bankruptcy Comments:According to the PACER, the borrowerxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx,xxx.xx and the value of the collateral is $xxx,xxx.xx; therefore, there is no unsecured portion. The chapter -xx plan was confirmed on xx/xx/xxxx. The debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months under chapter xx plan. The proof of claim was filed on xx/xx/xxxx under claim#x-x. The total amount of secured claim is $xx,xxx.xx and amount of arrearage is $x,xxx.xx.  The bankruptcy case is active and the last filing date is xx.

Update:-
As per the comment dated xx/xx/xxxx, the POC arrearage have been paid in full and same comment shows post petition due as xx/xx/xxxx.	The loan modification agreement made between xx. As per the modified terms, the new principal balance xx The borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: The file was referred to attorney on 11/xx/2019. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011000010001000000000000   Tape Value: 101102111222145666777878   Variance:    Variance %:    Comment: Payment history string is 444444444444414221112110.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000100010000110   Tape Value: 878777666141222111211101   Variance:    Variance %:    Comment: Payment history string reversed is 011211122414444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per application is no cash-out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52332321	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,587.62	02/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.450%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2019	xx	Not Applicable	5.000%	xx	06/xx/2019	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has not been completed. The current assignment is with xx

There is municipal lien in the favor of xx
Town annual taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $xxx.xx.
Other annual taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $x.xx.
Utilities annual taxes for year of xxxx have been paid on x/xx/xxxx in the amount of $xx.xx.
Other annual taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $xx.xx.
County annual taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $xxx.xx.
School annual taxes for the year of xxxx/xxxx have been paid on x/xx/xxxx in the amount of $xxxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:
The loan is in collection. According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damages or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between xx andxx, on x/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xx% beginning from x/xx/xxxx with a maturity date of x/xx/xxxx. A Final balloon payment on the Interest Bearing Principal Balance of $xx,xxx.xx is due on the Maturity Date.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Original Stadard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.45000%   Tape Value: 5.00000%   Variance: 3.45000%   Variance %: 3.45000%   Comment: Original Stated Rate is 8.4500%; tape reflects 5.00%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Trial Modification Agreement in file is No. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report doc is missing from loan file."	* Application Missing (Lvl 2) "Application is missing from the laon file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test: Result: FAIL.

This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for
"Seller-Paid Points and Fees.""
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
52400944	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$829.40	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.040%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	520	535	5.361%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2011 12:00:00 AM	xx	xx	11.000%	xx	03-xx-2011	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. xx
There are no active liens and judgments.
The annual county taxes for the year of xxxx are due in the amount of $xxx.xx.
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xx,xxx.xx with deferred balance of $x,xxx.xx and interest bearing amount of $xx,xxx.xx.xx. The borrower promised to pay $xxx.xx monthly with interest rate of xx.xx%. The first modified payment date is x/xx/xxxx and the maturity is xx. There is no balloon payment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xx,xxx.xx with deferred balance of $x,xxx.xx and interest bearing amount of $xx,xxx.xx.xx. The borrower promised to pay $xxx.xx monthly with interest rate of xx.xx%. The first modified payment date is x/xx/xxxx and the maturity is xx. There is no balloon payment.	Credit Application	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2361.49   Variance: $-2361.49   Variance %: -100.00000%   Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 303 (Days) Variance %: Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The Manufactured home has not been affixed to permanent foundation.
According to the appraisal report at the time of origination, the subject property type is manufactured housing. There is no addendum to the appraisal has been found in the loan file. However, latest tax report attached with updated title report dated 10/xx/2020 still shows separate tax assessment for land and xxlding. Neither final title policy has ALTA-7 endorsement attached with it nor does the mortgage have VIN/Serial number listed in it. It is unable to confirm whether subject property is affixed to the land. Latest driven by BPO report dated 9/xx/2019 reveals that the subject property type is Manufactured."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

																																																																																																								This loan failed the documentation type test."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52446169	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$17,000.51	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	42.061%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	2.000%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx . The chain of assignment has been completed. The last assignment is with xx. No Active liens and judgments are found. 4th installment combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. 3rd installment combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. 2nd installment combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. 1st installment combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. 4th installment utilities jurisdiction tax of xxxx has been past due (under xx-days) in the amount of $xx.xx on xx/xx/xxxx with good through date xx/xx/xxxx. 1st installment combined jurisdiction tax of xxxx has been due in the amount of $x,xxx.xx on xx/xx/xxxx. 2nd installment combined jurisdiction tax of xxxx has been due in the amount of $x,xxx.xx on xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in collection. The payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The subject property has been occupied by the owner. The borrower's intention is to keep the property. The comment dated xx/xx/xxxx states the borrower was impacted by covid-xx and is unable to make payments. No further details found regarding covid-xx. The foreclosure was initiated on the subject property in xx The complaint was filed on xx The foreclosure was put on hold due to modification on xx No further details found. The loan modification agreement was made on xx borrower promises to pay the new UPB in the amount of $xxx,xxx.xx, with the annual interest rate of x.xxx% and the modified P&I is in the amount of $x,xxx.xx beginning from xx/xx/xxxx till the maturity date xx. The loan was modified thrice. According to the PACER, the borrower had filed bankruptcy under chapter-x with the case#xx, discharged on xx and terminated on xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is xx is no comment indicating a cram down.
Foreclosure Comments:The foreclosure was initiated on the subject property in xx The complaint was filed on xx The foreclosure was put on hold due to modification on xx No further details found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-x with the case#xx, discharged on xx and terminated on xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is xx is no comment indicating a cram down.	The loan modification agreement was made on xx/xx/xxxx between the borrower xx. The borrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, which will get periodically changed in x steps till the maturity date of xx The New Principal Balance stated in the modification is xx From UPB, lender agrees to forgive an amount equal to xx which is exceeding x.xx% of modified principal balance and Interest bearing amount is xx	Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy is yes. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower's income is impacted by covid-19 is yes.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 rate is 2.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod step 2 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 3.886%   Variance: -0.886%   Variance %: -0.88600%   Comment: Mod step 2 rate is 3.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001111111000000000000000   Tape Value: 000101000000000000000006   Variance:    Variance %:    Comment: Payment history string is 000010100000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000111111100   Tape Value: 600000000000000000101000   Variance:    Variance %:    Comment: Payment history string reversed is 0000000000000000001010000.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test. Prohibited Fees Test: FAIL Loan Data: $695.00 Comparison Data: $0.00 Variance: +$695.00"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test. (N.J.S.A. §17:11C-74, N.J.A.C. §§3:1-16.2) The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee. A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees: 1 a credit report fee; 2 appraisal fee; 3 application fee; 4 commitment fee; 5 warehouse fee; 6 discount points; 7 lock-in fee; 8 a service fee not to exceed $25.00 to cancel the mortgage; and 9 fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees: 1 overnight delivery, messenger, fax, and other special delivery fees; 2 flood certification fees; 3 pest inspection or certification fees; 4 final inspection fee; 5 outside counsels' fees as permitted by N.J.S.A. §46:10A-6; 6 certified check fees; 7 credit report and appraisal update fees; 8 not more than one-year of mortgage insurance premiums; 9 survey fees; 10recording fees; 11title and title search fees, including title insurance premiums; 12taxes; 13tax service fees; 14radon test fees; 15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52458637	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,597.16	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2017	xx	xx	4.125%	xx	11/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of mortgage assignment is not completed. Currently, the mortgage assignment is with xx. There are three Domestic Violence’s (Civil Judgment) against the subject borrower in the favor of xx which was recorded on different dates and the judgment amount is not available. 1st installment of county taxes for year xxxx-xxxx has been paid off on $xxxx.xx on x/xx/xxxx. 2nd installment of county taxes for year xxxx-xxxx has been paid off on $xxxx.xx on xx/xx/xxxx.	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in bankruptcy.
The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.   According to the PACER, xx (borrower) had filed bankruptcy under xx.  Schedule D in voluntary petition dated xx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as $x.xx.  POC was filed by xx on xx in the secured claim amount of xx and an arrearage in the amount of xx As per amended chapter-xx dated xx debtor shall pay to trustee in the amount of $xxx.xx for xx months.    As per comment dated xx the foreclosure was referred to attorney on xx As per comment dated xx the service was completed on xx As per comment dated xx the sale was scheduled on xx As per comment dated xx the file was placed on hold due to bankruptcy filed by borrower.  As per xx the foreclosure was placed on hold due to Covid-xx.  As per comment dated xx the reason for default is home repair. No other evidence has been found regarding damage.   As per comment dated xx the RFD was income reduction.

Update:-
As per the comment dated xx/xx/xxxx, the POC arrearage $xx,xxx.xx have been paid in full.
As per the tape data the current status of the loan is bankruptcy-current.

Foreclosure Comments:As per comment dated x/xx/xxxx, the foreclosure was referred to attorney on x/xx/xxxx. As per comment dated x/xx/xxxx, the service was completed on x/xx/xxxx. As per comment dated x/xx/xxxx, the sale was scheduled on x/xx/xxxx. As per comment dated x/xx/xxxx, the file was placed on hold due to bankruptcy filed by borrower.  As per xx/xx/xxxx, the foreclosure was placed on hold due to Covid-xx.
Bankruptcy Comments:According to the PACER, Katherine Norma Kalbskopf (borrower) had filed bankruptcy under chapter-xx with the case#xx-xxxxx on x/xx/xxxx.  Schedule D in voluntary petition dated x/xx/xxxx states; the amount of claim without deducting value of collateral was $xxx,xxx.xx and value of collateral that support for this claim was $xxx,xxx.xx. However, unsecured portion remain as $x.xx.  POC was filed by xx on x/xx/xxxx, in the secured claim amount of $xxx,xxx.xx and an arrearage in the amount of $xx,xxx.xx. As per amended chapter-xx dated x/xx/xxxx, debtor shall pay to trustee in the amount of $xxx.xx for xx months.

Update:-
As per the comment dated xx/xx/xxxx, the POC arrearage $xx,xxx.xx have been paid in full.	The loan was modified on xx/xx/xxxx with the new modified unpaid principal balance is $xxx,xxx.xx. From UPB, the principal balance was deferred in the amount of $xx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with interest rate x.xxx% and the modified P&I was $xxx.xx. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Credit Application	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 624 |-xx-xx-264 |-xx-| -42.30769% Comment: Amortization term months is 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: no balloon payment stated.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 10/xx/2017   Tape Value: 11/xx/2017   Variance: -22 (Days)   Variance %:    Comment: The doc date of mod is 10/xx/2017.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is Not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2019   Variance: 1674 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 623   Variance: -263   Variance %: -42.21508%   Comment: Loan original maturity term months is 360   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333332   Variance:    Variance %:    Comment: Payment history string is 4444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 233333333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed is 4444444444444444444   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: 6/xx/2019 Variance: Variance %: Comment: S&C filing date is unavailble. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the seller-paid points and fees exception test."
																																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees.""		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52498264	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,154.25	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	540	Not Applicable	53.008%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	3.875%	xx	01-xx-2013	Financial Hardship	The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment has been completed .The current assignment is with xx. There is a junior mortgage against the subject property in the favor of xx. There is another junior mortgage against the subject property in the favor of xx. There is a Credit Card Judgment in favor of xx. There is another Credit Card Judgment in favor of xx. The annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The loan is currently in collection. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due date for the payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx. As per servicing comment dated x/xx/xxxx the reason for default is reduction of income. No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower xx had filed the bankruptcy under xx & the plan was confirmed on xx. The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was xx. Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx and the value of collateral is xx. Did not see comments indicating a cram down. The bankruptcy was discharged on xx and terminated on xx.	The loan was modified on xx between the borrowers xx and lender is xx. The unpaid principal balance was $xx,xxx.xx with the interest rate of x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx. The maturity is xx.	Affiliated Business Disclosure Mortgage Insurance Origination Appraisal	Field: Age of Loan Loan Value: 153 Tape Value: 82 |-xx-| 71 |-xx-| 86.58536% Comment: Age of loan is 153. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: xx
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections, 60-119 Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The MI doucment is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 3/xx/2020   Tape Value: 5/xx/2020   Variance: -89 (Days)   Variance %:    Comment: The forbearance starts on 3/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: The interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: 0   Tape Value: 2   Variance: -2   Variance %: -100.00000%   Comment: 1.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 213000000000000000000000   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 1232421324123241232412324123.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001000   Tape Value: 000000000000000000030312   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 32142321423214231242321.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx
Field: Total Balance of Junior Lien(s) Loan Value: xx	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "The loan is xx. Appraisal report is missing from the loan file. But, as per tape, the LTV is xx. However, the MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52565204	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$18,123.85	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.880%	480	480	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	Not Applicable	4.125%	xx	01-xx-2015	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
According to the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. Currently, the assignment is from xx.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of town taxes for the year of xxxx have been paid in the amount of xx.
No, any prior year delinquent taxes have been found.

Update:
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
There is junior mortgage active against the subject property in xx
Annual utilities for xxxx were due on x/xx/xxxx in the amount of xxx.xx.
No prior year’s delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.

Update:
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is xx.
Due date has been changed from xx/xx/xxxx to x/xx/xxxx due to loan was modified.
Collections Comments:The loan is currently in the collection and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of xx The current P&I is $x,xxx.xx and interest rate is x.xxx%. The loan has been modified since origination. The loan has been modified on x/xx/xxxx between the borrower xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the amount of $x,xxx.xx with the interest rate of x.xxxx% beginning on x/xx/xxxx till maturity date of x/xx/xxxx. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated x/xx/xxxx, the subject property is owner occupied. As per the comment dated x/xx/xxxx, the reason for the default of the borrower was the curtailment of income. The servicer advised for the three months of forbearance plan which was started from xx. No further details have been found. The collection comment does not reflect any information regarding the employment details. No comment pertaining damage to the subject property has been observed.

Update:
The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is xx.
Modification:
As per comment dated xx/xx/xxxx, the modification agreement was made on x/xx/xxxx. As per the modified term, the new principal balance is xx. The borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.x% beginning from x/xx/xxxx with a maturity date of xx.

Covid:
As per comment dated xx/xx/xxxx, the borrower’s income was impacted by covid-xx. Further details not provided.

Foreclosure;
As per comment dated xx/xx/xxxx, the foreclosure was on hold due to loan modification. Further details not provided. As per comment dated xx/xx/xxxx, the sale scheduled on x/xx/xxxx. . Further details not provided.

Foreclosure Comments:
As per comment dated xx/xx/xxxx, the foreclosure was on hold due to loan modification. Further details not provided. As per comment dated xx/xx/xxxx, the sale scheduled on x/xx/xxxx. . Further details not provided.

Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/xx/xxxx between the borrower xx. As per the modified terms, the new principal balance is xx The borrower has promised to pay the amount of $x,xxx.xx with the interest rate of x.xxxx% beginning on x/xx/xxxx till maturity date of x/xx/xxxx.	Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 583 |-xx-xx-103 |-xx-| -17.66723% Comment: As per the note, the amortization term months 480 months. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2015   Tape Value: 5/xx/2015   Variance: -30 (Days)   Variance %:    Comment: Doc date of last modification is 4/xx/2015.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 5/xx/2020   Variance: 1323 (Days)   Variance %:    Comment: As per the latest PH, the last payment was recevied on 7/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 480   Tape Value: 583   Variance: -103   Variance %: -17.66723%   Comment: As per the note, the loan original maturity term months is 480.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $760000.00   Tape Value: $735000.00   Variance: $25000.00   Variance %: 3.40136%   Comment: As per the appraisal report, the appraised valued is $750,000.00.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $710822.75   Tape Value: $710822.00   Variance: $0.75   Variance %: 0.00010%   Comment: As per the note, the original balance is $710,822.75.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.88000%   Tape Value: 4.13000%   Variance: 3.75000%   Variance %: 3.75000%   Comment: As per the note, the original stated rate is 7.88%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001210000000114444   Tape Value: 333221110001100011000000   Variance:    Variance %:    Comment: The payment history string is 432121100011000121000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444411000000012100000000   Tape Value: 000000110101100011132333   Variance:    Variance %:    Comment: The payment history string reversed is 000000121000110001121234   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: The purpose of refinace is cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: The purpose of transaction per hud-1 Cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The required state disclosures Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52663010	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$855.77	12/xx/2023	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Unavailable	xx	Not Applicable	xx	9.850%	480	480	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	56.850%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	4.000%	xx	01-xx-2017	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx.
The county annual taxes for the year of xxxx have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the loan is in active foreclosure. The foreclosure was initiated and the file was referred to an attorney on xx. However, the foreclosure was put on hold due to required original Note.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.
The loan modification agreement was done between xx. As per modification, unpaid principal balance is $xx,xxx.xx. The borrower promises to pay xxx.xx with the interest rate x.xx% beginning from x/xx/xxxx till the maturity date of x/xx/xxxx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Updated:
The loan is currently in active bankruptcy.
As per the seller tape data and as per the servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with case#xx-xxxxx. As per the servicing comment dated xx/xx/xxxx, the post-petition due date is xx/xx/xxxx. The POC (Doc#xx) was filed by the creditor on xx/xx/xxxx, and the amount of arrears is $x,xxx.xx. The POC (Doc#xx) was filed by the creditor on xx/xx/xxxx for the secured claim amount of $xx,xxx.xx, and the amount of arrears is $xxx.xx. The bankruptcy is still active. No more evidence is available regarding the current bankruptcy status.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
As per the seller tape data, loan was modified on xx/xx/xxxx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. The complaint was filed on xx/xx/xxxx and the judgment hearing was scheduled on x/xx/xxxx. However, the foreclosure was put on hold due to required original Note.
Bankruptcy Comments:As per the seller tape data and as per the servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with case#xx-xxxxx on xx/xx/xxxx. As per the servicing comment dated xx/xx/xxxx, the post-petition due date is xx/xx/xxxx. The POC (Doc#xx) was filed by the creditor on xx/xx/xxxx, and the amount of arrears is $x,xxx.xx. The POC (Doc#xx) was filed by the creditor on xx/xx/xxxx for the secured claim amount of $xx,xxx.xx, and the amount of arrears is $xxx.xx. The bankruptcy is still active. No more evidence is available regarding the current bankruptcy status.	The loan modification agreement was done between xx. As per modification, unpaid principal balance is $xx,xxx.xx. The borrower promises to pay xxx.xx with the interest rate x.xx% beginning from x/xx/xxxx till the maturity date of x/xx/xxxx.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 603 |-xx-xx-123 |-xx-| -20.39800% Comment: Amortization term months are 480. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is no.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $45.00   Variance: $-45.00   Variance %: -100.00000%   Comment: Deferred balance is $0.00.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 480   Tape Value: 603   Variance: -123   Variance %: -20.39800%   Comment: Loan original maturity term months are 480.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000211   Tape Value: 999999987654322111002111   Variance:    Variance %:    Comment: PH string reversed is 4444444444444444211001211.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 112000000000000000000000   Tape Value: 111200111323456789999999   Variance:    Variance %:    Comment: PH string reversed is 121001124444444444444444.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 56.850%   Tape Value: 4888.000%   Variance: -4831.150%   Variance %: -4831.15000%   Comment: Post close dti per 1003 is 56.850%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of transaction per application is cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Cash out Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing from the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52780988	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,255.26	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.828%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	3.500%	xx	01-xx-2013	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.

There are x water sewer liens open against the borrower;
x. First one in the amount of xx which was recorded on xx in favor of xx.
x. Second one is in the amount of xx which was recorded on xx in favor of xx.
x. Third one is in the amount of xx which was recorded on xx in favor of xx.
x. Fourth one is in the amount of xx which was recorded on xx in favor of xx.
x. Fifth one is in the amount of xx which was recorded on xx in favor of xx.
x. Si4th one is in the amount of xx which was recorded on xx in favor of xx.
x. Seventh one is in the amount of xx which was recorded on xx in favor of xx.
x. Eighth one is in the amount of xx which was recorded on xx in favor of xx.
x. Ninth one is in the amount of xx which was recorded on xx in favor of xx.

xxxx county 1st installment taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county 2nd installment taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Loan currently is in collections. Provided payment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x months and the UPB as of the data is in the amount of $xxx,xxx.xx.
The loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of $xxx,xxx.xx out of which $xxx,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
Review of the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the foreclosure proceedings were placed on hold when the borrower was bankruptcy filed under chapter-xx on xx. No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.
The debtor xx had filed Bankruptcy under chapter-xx on xx with the xx and the plan was confirmed on xx and the debtor was discharged on xx.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the foreclosure proceedings were placed on hold when the borrower was bankruptcy filed under chapter-xx on xx. No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-xx on xx with the xx. The POC was filed on xx xth the claim amount of  xx and the arrearage amount of $xx.
The amended chapter xx plan was filed on xx the plan was confirmed on xx; as per which the debtor shall pay xx per month for xxmonth. The debtor was discharged on xx. The date of last filing is xx. As per trustees final report dated xx debtor has paid off the pre-petition arrears in the total amount of xx through the plan.	The loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of $xxx,xxx.xx out of which $xxx,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 545 |-xx-xx-185 |-xx-| -33.94495% Comment: Amortization Term Monthe (CE, S&P) is 360 months. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently Foreclosure is Yes.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation Type is No Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 549   Variance: -189   Variance %: -34.42622%   Comment: Loan original maturity term is 360 months.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 765432112222322324455578   Variance:    Variance %:    Comment: Payment history string is 4444444000mmmmmmmmmmmmmm but tape data shows 765432112222232234455578.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 875554423323222211254567   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmmmmmmm000 but tape data shows 8755555544332322222211111254567.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 3854.900%   Variance:    Variance %:    Comment: Post-Close DTI per 1003 is unavailable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Total balance of Junior Lien is not applicable. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52833400	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,730.47	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.670%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	47.538%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	2.500%	xx	01-xx-2019	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx
Chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx It should be with xx
There are multiple judgments in the total amount of xx which were recorded on different dates.
There are x hospital liens first in the amount of xx in the favor of xx which was recorded on xx and the other in the amount of xx in the favor of xx which was recorded on xx
Annual taxes for the year of xxxx have been paid in the amount of xx. No prior year delinquent taxes have been found.

Update:
As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of xx, which was recorded on xx
There are five civil judgments found against the subject borrower in favor of multiple holders which were recorded on xx in the total amount of xx
Annual county taxes for xxxx have been paid in the total amount of xx
No prior year delinquent taxes have been found.
Review of updated payment history as of x/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of date is in the amount of $xxx,xxx.xx.

Update:

As per review of latest payment history as of x/xx/xxxx the loan is currently delinquent for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% and P&I is $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in payment plan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx.
The loan was modified xx As per the comment dated xx the foreclosure was initiated and the file was referred to an attorney on xx The Fc was placed on hold due to loss mitigation. Complete Loss Mitigation Application has been received and is under review. The borrower xx had filed bankruptcy under xxwith case# xx on xx and Fc was permanently placed on hold.

As per the comment dated x/xx/xxxx, the borrower’s income was impacted by Covid-xx. The borrower was offered a deferral plan starting from x/xx/xxxx to x/xx/xxxx. The borrower was on FB plan and she stated that she just submitted RMA online and submitted unemployment ad wanted to know other options.

Update:
PH:
As per review of latest payment history as of x/xx/xxxx the loan is currently delinquent for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% and P&I is $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.

Update:
PH:
As per review of latest payment history as of x/xx/xxxx the loan is currently delinquent for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% and P&I is $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.

Foreclosure Comments:As per the comment dated xx the foreclosure was initiated and the file was referred to an attorney on xx The Fc was placed on hold due to loss mitigation. Complete Loss Mitigation Application has been received and is under review. The borrower xx had filed bankruptcy under xx with case# xxon xx and Fc was permanently placed on hold.
Bankruptcy Comments:According to PACER Report, the borrower xx had filed bankruptcy under xx with xx on xx However, the debtor was dismissed on xx and case was fully terminated on xx	This step Modification agreement was made on x/xx/xxxx between the borrower xx and the lender xx. The modified principal balance is xx The borrower promises to pay monthly P&I in the amount of $x,xxx.xx and interest rate of x.xxx%, beginning from xx The maturity date is xx The loan was modified twice.	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: According to PACER Report, the borrower xx had filed bankruptcy under chapter xx case# xx on xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the comment dated xx the foreclosure was initiated and the file was referred to an attorney on xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2019   Tape Value: 4/xx/2019   Variance: -35 (Days)   Variance %:    Comment: This step Modification agreement was made on 3/xx/2019 between the borrower Vivian Rofriguez and the lender Select portfolio Servicing. Inc.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 4/xx/2019   Tape Value: 4/xx/2022   Variance: -1096 (Days)   Variance %:    Comment: As per the mod, the step 1 date is 4/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.500%   Tape Value: 3.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 1 rate is 2.500%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 4/xx/2022   Tape Value: 4/xx/2023   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 2 date is 4/xx/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.500%   Tape Value: 4.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 2 rate is 3.500%   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 4/xx/2023   Tape Value: 4/xx/2024   Variance: -366 (Days)   Variance %:    Comment: As per the mod, the step 3 date is 4/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.500%   Tape Value: 5.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 3 rate is 4.500%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 4/xx/2024   Tape Value: 4/xx/2025   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 4 date is 4/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 5.500%   Tape Value: 6.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 4 rate is 5.500%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 4/xx/2025   Tape Value: 4/xx/2026   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 5 date is 4/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 6.500%   Tape Value: 7.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 5 rate is 6.500%   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, the original appaised value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report, the original LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per the note, the property address is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, the values are updated as per the itemization located at “xx”"
* Lost Note Affidavit (Lvl 3) "A Lost note affidavit found in a file at (xx), Which states that the Original Note has been lost or is as of the date hereof unobtainable after diligent search has been made."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "ARM Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The property is located in Florida. The following state disclosures are missing from the loan file,

1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52936601	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,525.91	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.696%	361	361	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	695	691	23.368%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	5.911%	xx	01-xx-2020	Financial Hardship	The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx in favor of xx which was recorded on xx. The chain of assignment has not been completed. The current assignment is with xx which was recorded on xx; however, it should be with xx. There is a civil judgment against the borrower in favor of xx, in the amount of $xx which was recorded on xx There is a civil judgment against the borrower in favor of xx, in the amount of $ v which was recorded on xx. The fourth installment combined taxes of xxxx are due in the amount $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
Collections Comments:As per the collection comments as of xx/xx/xxxx, the loan is in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx. As per comment history dated x/xx/xxxx, the reason for default is unemployment. No evidences have been found regarding borrower occupancy and damages/repairs in the comments. Update: The loan is currently in active bankruptcy. The reason for default is not available. As per the tape data, and as per the servicing comment dated xx/xx/xxxx, borrower filed for bankruptcy under Chapter xx with case number xx on xx. As per the servicing comments dated xx/xx/xxxx, the post-petition due date is xx and the bankruptcy is still active. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the tape data, the subject property is owner-occupied. No information has been found stating the borrower’s income was impacted by COVID-xx.
Foreclosure Comments:As per collection comments dated x/xx/xxxx, the foreclosure was initiated in xx and the complaint was filed on xx. The service was completed on xx. However, the foreclosure was put on hold as the borrower had filed the bankruptcy under Chapter-xx with  case# xx on xx and the date of last filing is xx.

Bankruptcy Comments:According to the PACER, the borrower xx had filed the bankruptcy under chapter-xx with the case# xx on xx. The POC was filed on x/xx/xxxx with secured claim amount of xx and the amount of arrearage $xx,xxx.xx. As per modified chapter xx plan filed on xx, the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months. Schedule-D in Voluntary petition shows $x,xxx.xx.xx as unsecured portion out of claim amount $xxx,xxx.xx.xx and the value of collateral is $xx. Did not see comments indicating a cram down. The date of last filing is xx. Update: As per the tape data, and as per the servicing comment dated xx/xx/xxxx, borrower filed for bankruptcy under Chapter xx with case number xx on xx. As per the servicing comments dated xx/xx/xxxx, the post-petition due date is xx and the bankruptcy is still active.	The loan was modified on x/xx/xxxx between the borrower xx and xx. The new modified principal balance as per modification was in the amount of $xxx,xxx.xx with an interest rate of x.xxx%. The borrower promises to pay P&I in the amount of $x,xxx.xx beginning from x/xx/xxxx. The maturity date as per modification is x/xx/xxxx.	Affiliated Business Disclosure	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - One Year WSJ |-xx-| |-xx-| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: xx
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the review of collection comments, the foreclosure was initiated in xx. The file was referred to an attorney on xx.The complaint was filed on xx. However, the foreclosure was put on hold due the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require the MI.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Fixed after modification.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Type:
Field: Original Stated P&I   Loan Value: $878.80   Tape Value: $365.59   Variance: $513.21   Variance %: 140.37856%   Comment: $878.90.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111112345667799998889912   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 212232123241232142321423.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 219988899797766543211111 Variance: Variance %: Comment: As per Payment History the Payment History String reversed is 324123241232142321232212. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test. This loan failed the prepayment term test. This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL, Loan Data :$3,262.00, Comparison Data: $0.00 & Variance:$3,262.00. This loan failed the prohibited fees test.  The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.  Prepayment Term Test: FAIL, Loan Data: 36Months, Comparison Data: 0Months & Variance: 36Months. This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: $261,225.69, Comparison Data: $282,313.21 & Variance: -$21,087.52. This loan failed the TILA finance charge test. The finance charge is $282,313.21. The disclosed finance charge of $261,225.69 is not considered accurate because it is understated by more than $100."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52939290	xx	xx			561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,474.77	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
 The chain of assignment has been completed as the mortgage is currently with xx
No active judgments or lien have been found against the borrower or subject property.
The county taxes for xxxx (1st & 2nd installment) have been paid off in amount of $xxx.xx.
The county taxes for xxxx (3rd & 4th installment) are due in amount of $xxx.xx.
No prior delinquent taxes have been found.

As per provided tape data of note, first payment date is x/xx/xxxx. As per review of latest payment history as of xx/xx/xxxx the borrower is current with the loan. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.x% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history reflects current UPB in the amount of $xxx,xxx.xx.
Collections Comments:Comments:
Saeedi xxxxxxxxxx Investor Servicing Notes.xlsx
As per provided tape data of note, first payment date is x/xx/xxxx. As per review of latest payment history as of xx/xx/xxxx the borrower is current with the loan. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.x% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history reflects current UPB in the amount of $xxx,xxx.xx.
The loan has not been modified since origination.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
At time of origination Borrower is working as xx.
The comment dated x/xx/xxxx shows that borrower’s income has been impacted by pandemic. The forbearance plan has been approved for x months and which was started from x/xx/xxxx. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: 0.448% |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: Unavailable Tape Value: 0.288% Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE RIsk indicator is "Moderate" since this loan failed the TILA finance charge test. The finance charge is $91,148.87. The disclosed finance charge of $90,598.87 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test. The finance charge is $91,148.87. The disclosed finance charge of $90,598.87 is not considered accurate because it is understated by more than $100."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increase of $0.00 on  final CD dated 4/xx/2020. An initial LE dated 4/xx/2020 reflects the “Transfer Taxes Fee” as $1,428.00, however, the final CD reflected it as $1,428.00. There is a total fee increase of $1,428.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that this loan is being repurchased at the moment. FHLMC has deemed this loan as Employment Misrepresentation only because the borrower was on unpaid leave of absence at consummation, and then after funding they parted ways. The borrower has excessive reserves to handle the payments and has since gone into business for himself. The subject loan has perfect pay history."
* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Borrower's Income is not considered for DTI calculation due to following factors:

1. The borrower (Mahrad Saeedi) was working with current employer, xx since 8/xx/2018. Earlier, he was working with "xx" 8/xx/2016 to 5/xx/2018. However, there is a gap of employment more than 30 days (90 days) and no LOX is available in the loan file regarding the reason for the gap of employment.

2. There are no Borrower's Income supportive documents in the loan file for 2018 (such as WVOE, W2 or Individual Tax Returns for 2018) to verify and confirm the borrower's last 2 years Income history.

3. The provided Seller’s tape is showing an alert that this loan is being repurchased at the moment. FHLMC has deemed this loan as Employment Misrepresentation only because the borrower was on unpaid leave of absence at consummation, and then after funding they parted ways. The borrower has excessive reserves to handle the payments and has since gone into business for himself. The subject loan has perfect pay history.
																																																																																																								SOL expired. Downgraded to LVL 2."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52948917	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,022.08	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$4,798.25	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	120	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/xx/2017	xx	xx	6.375%	xx	03/xx/2017	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two active state tax liens against borrower which is in the total amount of $xx recorded on xx/xx/xxxx and xx/xx/xxxx which was filed by State of xx

There is active IRS against borrower which is in the amount of xx

There is active junior mortgage against subject property which is in the amount of xx

There is active junior civil judgment against borrower which is in the amount of xx

Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in collections.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
According to the PACER, xx (borrower) had filed bankruptcy under xx. This case was dismissed on xx and it was terminated on xx
As per comment dated xx the property had damages due to water and insurance claim check was received in the amount of xx Comment dated xx states that the property had damages due to storm. No further details have been found.
As per comment dated xx the borrower income has been impacted by Covid-xx. As per comment dated xx the reason for default is curtailment of income. No further details have been found.
Seller tape also reflects that borrower income has been impacted by Covid-xx and forbearance plan start date is xx

Update:
According to the collection comments as of xx/xx/xxxx, the loan is currently in bankruptcy. The tape data shows the current balance is $xxx,xxx.xx, and the next due date is x/xx/xxxx.
No evidence of foreclosure has been found.
As per collection comment dated xx the BWR was approved for x months trial period plan which was active from xx. Comment dated xx shows BWR made all the trial payments. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx (borrower) had filed bankruptcy under xx. This case was dismissed on xx and it was terminated on xx	The loan modification agreement was made between borrower and xx (Servicer) on x/xx/xxxx with the new modified unpaid principal balance $x,xxx,xxx.xx. From UPB, the interest bearing amount was $xxx,xxx.xx and the principal balance was deferred in the amount of $xxx,xxx.xx. This deferred balance was eligible for forgiveness (xx) with x year annual review of payment history and forgiveness reduction calculation. The principal forgiven exceeds x% of modification amount.
The interest bearing amount was $xxx,xxx.xx with interest rate x.xxx% and the modified P&I was $x,xxx.xx. The first modified payment due date was x/xx/xxxx and the maturity date will be x/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 232 |-xx-| 128 |-xx-| 55.17241% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Tenant to Owner/Former Owner   Tape Value: Tenant   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/xx/2017   Tape Value: 6/xx/2017   Variance: -128 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 8/xx/2021   Tape Value: 5/xx/2020   Variance: 457 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 11/xx/2019   Variance: 1519 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 363   Variance: -3   Variance %: -0.82644%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000004   Tape Value: 333333333210000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 400000000000000000000000 Tape Value: 000000000000012333333333 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52951288	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,154.90	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	717	Not Applicable	45.749%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has not been provided with Updated title report. Currently, the mortgage is with original lender MERS as nominee for xx. No active judgments or liens have been found against the borrower and property. Annual combined taxes of the year xxxx have been paid in the amount of $x,xxx.xx. No prior years of delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
 Currently the borrower is working at Talbot Brothers Construction as a Laborer from x months.
The Servicing comment document is missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
xx
xx:
xx
Field: Post-Close DTI per 1003   Loan Value: 45.749%   Tape Value: 45.606%   Variance: 0.143%   Variance %: 0.14300%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 42.019% Tape Value: 41.888% Variance: 0.131% Variance %: 0.13100% Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 8/xx/2019 as an FHA loan with case# xx. No indication of any changes in loan type found in the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 3) "**Duplicate Finding** This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate because this loan has failed TRID Violation in Charges That Cannot Increase test due to Fee increase in Final CD dated 8/xx/2019. Initial LE dated 7/xx/2019 reflects Mortgage Insurance Premium Fee at $2533.00.  Final CD dated 8/xx/23019 Mortgage Insurance Premium Fee at $2533.13. This is a fee increase of $0.13 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Valid COC is missing in the loan file."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to Fee increase in Final CD dated 8/xx/2019. Initial LE dated 7/xx/2019 reflects Mortgage Insurance Premium Fee at $2533.00.  Final CD dated 8/xx/23019 Mortgage Insurance Premium Fee at $2533.13. This is a fee increase of $0.13 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Valid COC is missing in the loan file."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per seller tape data "FHA loan not insurable due to property flip and 2nd appraisal was not ordered prior to closing. Value on 2nd appraisal is $30,500 less than one used at closing. As per appraisal report dated 8/xx/2019 the subject property was previously sold on 2/xx/2019 at the price of $26,500.00. Real estate sales agreement located at "Rxx6 there date of agreement is 6/xx/2019. Subject mortgage closing date is 8/xx/2019 and amount is $147,283.00 Appraisal located at "xx was considered at the time of origination with the appraised value of $150,500.00. However, latest appraisal performed on 9/xx/2019 states appraised value is $120,000.00 located at "xx # 368. Hence, this appraisal is considered for LTV/CLTV calculations."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.749% as the Borrower income was $2,332.68 and total expenses are in the amount of $1,067.17 per AUS/DU (xx) and its recommendation is “Approve/Eligible” at a DTI of 45.61%"	* MI, FHA or MIC missing and required (Lvl 1) "This is uninsured loan hence resolved"	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52965630	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,523.52	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.258%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the mortgage assignment is with xx.Subject Mortgage is on other lien position. There are x tax certificates/liens on the subject property, first in the amount of xx. Second in the amount of xx. xxxx county taxes has been due in the amount of $x,xxx.xx on xx/xx/xxxx
xxxx county annual taxes have been delinquent in the amount of $x,xxx.xx good through date is xx/xx/xxxx.
xxxx county annual taxes have been delinquent in the amount of $x,xxx.xx good through date is xx/xx/xxxx.
As per payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:Currently the loan is in collection. As per payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx. No comments have been found regarding foreclosure. Collection comments are missing from xx/xx/xxxx to xx/xx/xxxx, xx/xx/xxxx to xx/xx/xxxx, xx/xx/xxxx to xx/xx/xxxx, xx/xx/xxxx to xx/xx/xxxx, xx/xx/xxxx to xx/xx/xxxx, xx/xx/xxxx to xx/xx/xxxx & xx/xx/xxxx to xx/xx/xxxx. We require latest xx months collection comments. Collection comments are available from xx/xx/xxxx to xx/xx/xxxx. No bankruptcy has been filed. As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Require MI is N/A. Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Forbearance plan date is unavailable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 244   Variance: -4   Variance %: -1.63934%   Comment: n/a   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Address is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: -136 (Days)   Variance %:    Comment: Maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 24 Tape Value: 29 Variance: -5 Variance %: -17.24137% Comment: Stated remaining term is 24. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase TILA Test Failed (Lvl 4) "This loan failed the TILA finance charge test. The finance charge is $98,694.54. The disclosed finance charge of $98,572.58 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $98,694.54. The disclosed finance charge of $98,572.58 is not considered accurate for purposes of
rescission because it is understated by more than $35."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "This loan failed the required fees test. The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.

According to Cure letter provided by Bayview on 12/xx/2020, the Bayview will credit to the principal balance of loan the amount of the overcharge which is $691.64. This credit will be reflected on loan balance within the next billing cycle."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the required fees test. The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.

According to Cure letter provided by Bayview on 12/xx/2020, the Bayview will credit to the principal balance of loan the amount of the overcharge which is $691.64. This credit will be reflected on loan balance within the next billing cycle."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53021678	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,791.54	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	568	527	44.211%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	2.948%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed as the loan is currently assigned with xx.
Active liens:
x. There is a xx filed against subject property in favor of xx.
x. There are three xx active against the borrower in favor of same plaintiff “xx”.
1st installment county taxes for the year xxxx are due in the amount of $x,xxx.xx on x/xx/xxxx.
1st and 2nd installment county taxes for the year xxxx have been paid off in the total amount of $x,xxx.x.
No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was on xx/xx/xxxx. The payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The current P&I is in the amount of $x,xxx.xx and the interest rate is x.xxx%. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in performing status.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was on xx/xx/xxxx. The payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The current P&I is in the amount of $x,xxx.xx and the interest rate is x.xxx%. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found.
As per collection comment dated xx/xx/xxxx the reason for default is reduction of income. However, the comment dated xx/xx/xxxx states that borrower was not impacted by covid-xx.
The property is owner occupied. No comments pertaining damage to the property were observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed bankruptcy under xx The POC was filed by creditor "xx" on xx, with the claim amount of xx and the arrearage amount is xx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The xx was confirmed on xx. The MFR was filed on xx and it was confirmed on xx The case was discharged & terminated on xx.	The modification agreement was made between Borrower “xx” and lender “xx” on xx. The new principal balance is $xxx,xxx.xx. The borrower promises to pay P&I of $x,xxx.xx with a fixed interest rate of x.xxx% beginning from xx with a maturity date of xx. The servicer has forgiven the amount of $xx,xxx.xx. Forgiven amount exceeds x% of modification amount.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: 147 Tape Value: 7 |-xx-| 140 |-xx-| 2000.00000% Comment: Age of loan is 147. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: xx
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: The loan is performing. According to the payment history as of 11/xx/2020, the borrower is current with the loan.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: The mortgage type is FHA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000001100000000000000   Tape Value: 1980000000000000000   Variance:    Variance %:    Comment: The payment history string is 000000114444444410011112.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000001100000000   Tape Value: 0000000000000080891   Variance:    Variance %:    Comment: The payment history reversed string is 211110014444444411000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is Elevated due to the loan is failed for GSE:

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is xx As per final HUD-1, the MI amount is $138.80 and as per final application, the MI amount is $139.44. The required MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53037694	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,501.49	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	10.923%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2009	xx	xx	4.820%	xx	01-xx-2009	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of the assignment has been completed. The latest assignment is with xx.
There are x IRS liens in the favor of xx.
There is a State tax lien in the favor of xx.
There is a mechanical line in the amount of $xx in the favor of xx.
1st installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
2nd installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on x/xx/xxxx.
No active judgments or liens have been found.	According to the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for x month and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for x month and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of xx.
As per the comment dated x/xx/xxxx, the reason for default is curtailment of income.
The modification agreement was made between borrowers Sandra Mitchell and Lender xx.
The subject property has been occupied by the owner.
The comment dated x/xx/xxxx shows that the subject property had asbestos and mold damage. The comment dated x/xx/xxxx shows that they got mold and bid noted in the amount of $xxxx.xx the funds are issued in the amount of $xxxx.xx on xx/xx/xxxx. However, as per the comment dated x/xx/xxxx, the repairs have been completed xxx%. As per the comment dated xx/xx/xxxx, the loss amount is $xx,xxx.xx. No further details have been found.

Update:
The current status of the loan is active bankruptcy.
The reason for default is not available.
As per servicing comment xx/xx/xxxx, the borrower xx filed for bankruptcy under Chapter xx with xx and bankruptcy is still active. Further details were not provided.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:The foreclosure was initiated and the file was refereed to attorney and complaint was filed on xx. As per Notice of sale located at xx; however the foreclosure was put on hold due to bankruptcy was filed on xx. No further information has been found.
Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under chapter- xx with the xx. The last filing date is xx. The plan was confirmed on xx. The POC was filed on xx with the secured claim amount of xx and the arrearage amount is $xx,xxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is $xx,xxx.xx.

Update:
As per servicing comment xx/xx/xxxx, the borrower xx filed for bankruptcy under Chapter xx with xx and bankruptcy is still active. Further details were not provided.	This modification agreement was made between borrowers xx and Lender xx, on x/xx/xxxx. As per the modified term, the new principal balance is xx the deferred balance is in the amount of xx. The modified interest rate x.xx% beginning from x/xx/xxxx in the amount of $xxx.xx with a maturity on x/xx/xxxx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 490 |-xx-xx-130 |-xx-| -26.53061% Comment: Amoertization term are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: BK-delinquent.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was iniated.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 490   Variance: -130   Variance %: -26.53061%   Comment: Loan Original Maturity months are 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potntail is Yes.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.87500%   Tape Value: 4.82000%   Variance: 2.05500%   Variance %: 2.05500%   Comment: Original stated Rate is 6.875%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 3/xx/2012   Tape Value: 3/xx/2012   Variance: 2 (Days)   Variance %:    Comment: S&C filing date is 3/xx/2012.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 7/xx/2046   Tape Value: 5/xx/2047   Variance: -304 (Days)   Variance %:    Comment: Stated Maturity date is 7/xx/2046.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $101.01 Variance: $-101.01 Variance %: -100.00000% Comment: Suspense Balance per Payment History is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD, the settlement date is xx which is not aligned with note date xx.		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53044357	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,745.00	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.140%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	645	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2009	xx	Not Applicable	5.500%	xx	10/xx/2009	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx

No active judgments or liens have been found against the borrower.
The chain of assignment has not been completed; currently the assignment is with xx

1st and 2nd county taxes for the year of xxxx are due on xx/xx/xxxx and xx/xx/xxxx in the combined amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. The last payment was received on xx/xx/xxxx which has been applied on xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per comment history, the loan is in bankruptcy.
According to the PACER, the borrower xx. The POC was filed on xx/xx/xxxx, with the claim amount of $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. The Chapter xx plan was confirmed on xx/xx/xxxx. The debtor shall pay to the trustee the sum of $x,xxx.xx for xx months.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. The last payment was received on xx/xx/xxxx which has been applied on xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Foreclosure Comments:As per comment history and foreclosure document, the notice of default has been filed on xx with xx. However, the foreclosure activity put on hold due to borrower had filed bankruptcy on xx under chapter xx with xx. As per comments dated xx the foreclosure has been dismissed on xx No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower xx The POC was filed on xx with the claim amount of xx and the arrearage amount is xx The Chapter xx plan was confirmed on xx The debtor shall pay to the trustee the sum of $x,xxx.xx for xx months.	The loan modification agreement was made between borrower and servicer on xx/xx/xxxx with the new modified unpaid principal balance $xxx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with step rate starting interest rate was x.xxx% and the modified P&I was $x,xxx.xx beginning on xx/xx/xxxx. The step rate was in xx steps ending at rate x.xxx% and P&I will be $x,xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx. There is no deferred balance.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: LTV is 80.00%. Hence, require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 10/xx/2015   Variance:    Variance %:    Comment: As per note, the interest only period is No. However, the tape data reflects Yes.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 72   Variance:    Variance %:    Comment: As per note, the interest only period is No. However, the tape data reflects Yes.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, the loan amortization type is Step. However, the tape data reflects fixed type.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: As per appraisal report, original CLTV rate is 80.00%. However, the tape data reflects rate 76.692%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2183.06   Tape Value: $1086.69   Variance: $1096.37   Variance %: 100.89077%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000010000000000000000   Tape Value: 667677776666774534422333   Variance:    Variance %:    Comment: As per payment history string is 102344433444444444444444. However, the tape data reflects string is 667677776666774534422333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000010000000 Tape Value: 333224435777666677776766 Variance: Variance %: Comment: As per payment history string reversed is 444444444444444334443201. However, the tape data reflects string is 333224435777666677776766. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 date of 10/xx/2005 reflects cash to in the amount of $1,459.40."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per Note date is 10/xx/2005 and settlement date is 11/xx/2005. However, the settlement date is different from note dated."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53104845	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,464.99	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	51.770%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2016 12:00:00 AM	xx	Not Applicable	3.000%	xx	01-xx-2017	Financial Hardship	The review of the pro-title dated x/xx/xxxx reflects that the subject mortgage was originated on xx.

The chain of the assignment has been completed. The latest assignment is xx.

There is a junior mortgage active in the favor of xx.

 There is a junior mortgage active in the favor of xx.

There is a civil judgment actxive in the favor of xx.

Annual town taxes for the year of xxxx have been paid in the amount of $xxx.xx
Annual county taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
Annualschool taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior years delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/xxxx in between the borrower xx. The new modified principal balance per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning on x/xx/xxxx. The maturity date reflects per modification is xx/xx/xxxx.	Affiliated Business Disclosure Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 602 |-xx-xx-242 |-xx-| -40.19933% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -33 (Days)   Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 602   Variance: -242   Variance %: -40.19933%   Comment: As per note maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -1 (Days)   Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000100000000000000000   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000001000000   Variance:    Variance %:    Comment: Payment history reversed string is 444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 51.770%   Tape Value: 5177.000%   Variance: -5125.230%   Variance %: -5125.23000%   Comment: Post close DTI as per 1003 is 51.770%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: $585,330.96 Comparison Data: $585,926.86 Variance: -$595.90

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: $585,330.96 Comparison Data: $585,926.86 Variance: -$595.90"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53244859	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,000.38	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.120%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2020	xx	Not Applicable	7.387%	xx	05/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is from xx
No active judgments or liens have been found against the borrower or subject property.
County annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
County annual taxes for the year of xxxx are due in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the Performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower xx. As per the modified terms, the new principal balance is $xx,xxx.xx. The principal forgiven amount is $x,xxx.xx. There are x steps of modification. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx The borrower did not file bankruptcy. The foreclosure was not initiated. The subject property is unable to be determined. As per the comment dated xx the reason for default is illness of the borrower. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/xx/xxxx between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is $xx,xxx.xx. The principal forgiven amount is $x,xxx.xx. There are x steps of modification. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/xx/xxxx till maturity date of xx/xx/xxxx.	Credit Application Credit Report Good Faith Estimate	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: E |-xx-| |-xx-| Comment: Borrower #1 middle name as xx. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type as 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 398   Variance: -38   Variance %: -9.54773%   Comment: Loan original maturity term months as 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Variance: -1826 (Days)   Variance %:    Comment: Mod step date as xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 7.387%   Tape Value: 8.387%   Variance: -1.000%   Variance %: -1.00000%   Comment: mod step 1 rate as 7.387   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 5/xx/2025   Tape Value: 5/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Mod step 2 date as 5/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 8.387%   Tape Value: 9.387%   Variance: -1.000%   Variance %: -1.00000%   Comment: mod step 2 rate as 8.387%   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 5/xx/2026   Tape Value: 5/xx/2027   Variance: -365 (Days)   Variance %:    Comment: Mod step 3 date as 5/xx/2026   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 9.387%   Tape Value: 9.695%   Variance: -0.308%   Variance %: -0.30800%   Comment: Mod step 3 rate as 9.387%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.12000%   Tape Value: 11.12280%   Variance: -0.00280%   Variance %: -0.00280%   Comment: Orignal stated rate as 11.1200%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00001MMMM444232330000001   Tape Value: 000066544323233210000003   Variance:    Variance %:    Comment: Payment history string as 00001MMMM444232330000001   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000033232444MMMM10000   Tape Value: 300000012232323445600000   Variance:    Variance %:    Comment: Payment history string reversed as 100000033232444MMMM10000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per application as cash out other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per hud-1 as cash out   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase HOEPA Test Failed (Lvl 3) "The CE risk indicator is critical as the loan is failing HOEPA Higher-Priced Mortgage Loan Test and HOEPA Higher-Priced Mortgage Loan Document Type Test.
Loan Data:11.250%, Comparison Data: 6.130%, and Variance: +5.120%.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced mortgage loans even if the additional conditions are met.
This loan failed the HOEPA higher-priced mortgage loan document type test. The loan is a higher-priced mortgage loan and the document type of the loan is No Documentation."
* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Critical" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold, NC RSHL Conventional Mortgage Rate APR Threshold, and NC RSHL Axxge Prime Offer Rate APR Threshold."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold, NC RSHL Conventional Mortgage Rate APR Threshold, and NC RSHL Axxge Prime Offer Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data: 11.250% Comparison data 7.230% Variance +4.530%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 11.250% Comparison data:
6.320%, Variance: +4.930%.
3) NC RSHL Axxge Prime Offer Rate APR Threshold Exceeded:- Loan data 11.250% Comparison data:
6.130%, Variance:  +5.120%

However affirmative claims can be made within 2 years of Origination (4 years for Ch-75) and that the Note Date is 08/xx/2010. SOL has been expired."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan files."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Pass	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
53312012	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	33.817%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	4.104%	xx	01-xx-2020	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
There is an active junior mortgage on the subject property in the amount of $xx,xxx.xx in favor of xx. No active judgments or liens.
The annual county and school taxes for the year xxxx have been paid in the total amount of $ xxxx.xx.
No prior years delinquent taxes have been found.

The payment history dated xx/xx/xxxx shows that the borrower is current with the loan and next due date for payment is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the due date x/xx/xxxx. The Unpaid Principal Balance is in the amount of xx till the due date xx/xx/xxxx.	Collections Comments:The loan is in collection and next due date for payment is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the due date x/xx/xxxx. The Unpaid Principal Balance is in the amount of xx till the due date xx/xx/xxxx.
The reason for default is excessive obligations.
The loan modification agreement was made between the borrower xx.  The borrower promised to pay monthly P&I payment in the amount of $x,xxx.xx with interest rate of x.xxx$. The payment had begun from xx and ended with a maturity date of xx.
The comment dated xx/xx/xxxx states that the xx offering a modification for COVID and need to talk about relief options to the borrower on xx/xx/xxxx however, the borrower is not answering to calls/messages.
There is no post-origination bankruptcy record has been found.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining damage to the subject property has been observed.
No comments have been found stating that the borrower’s income has been affected by COVID-xx.

Foreclosure Comments:Available servicing comments state that foreclosure was initiated in the loan and was referred to the attorney on xx & last sale date is xx. The foreclosure was put on hold due to MOD, started on xx. There is no more information related to foreclosure.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx and the lender has agreed to forgive the principal balance in the amount of $xx,xxx.xx which exceeds x% of modification amount. The borrower promised to pay monthly P&I payment in the amount of $x,xxx.xx with interest rate of x.xxx$. The payment had begun from x/xx/xxxx and ended with a maturity date of x/xx/xxxx.	Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: NO FC Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 111.334%   Variance: -13.146%   Variance %: -13.14600%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000076543210321111000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000111123212345670000000   Variance:    Variance %:    Comment: Payment history string reversed is 00111321004444321000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 2/xx/2060   Tape Value: 7/xx/2039   Variance: 7520 (Days)   Variance %:    Comment: Stated maturity date is 2/xx/2060.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $38108.92 Variance: Variance %: Comment: No discrepancy. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This loan is FHA. The loan was originated on 6/xx/2009 as FHA loan with xx however. MI insurance certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53365802	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,276.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.460%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	632	Not Applicable	20.116%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx, in the amount of xx, with lender xx recorded in Instrument# | Book/Page# xx.
The chain of assignment has not been completed. The last chain of assignment is with xx for xx.The last assignment should be with xx.
Active mortgages, liens, and judgments:
there are x water/sewer liens, the parcel# mentioned of supportive document is matching. The first x are in the favor of xx The first was recorded on xx for the amount of $xx. The second was recorded on xx for the amount of $xx The third was recorded on xx for the amount of $xx. The 4th water/sewer lien was recorded on xx in the favor of The xx for the amount of xx.
There is one civil judgment which was recorded on xx/xx/xxxx in the amount of xx in favor of xx
There are x state tax lien which were recorded on different date with different amount but in favor of xx State of California.The borrower’s SSN # is not mentioned.
The annual county taxes of xxxx have been due in the amount $x,xxx.xx. No prior year tax delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in the payment history for the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in the payment history for the amount of $xxx,xxx.xx.
No comments have been found regarding the foreclosure.
According to the PACER, the borrower xx had filed for bankruptcy under Chapter-xx with the case# xx on xx. The current bankruptcy status is plan confirmed.
As per comment the reason for default is unemployment decreased of income. The subject property has been occupied by owner. The borrower's intention is to keep the property. No damage or repairs are found. Also, comments have been found regarding the income impacted due to Covid-xx.
Update:
The loan is currently in active bankruptcy.
The reason for default is not available.
As per the tape data, and as per the servicing comment dated xx/xx/xxxx, borrower filed for bankruptcy under Chapter xx with case number xx on xx. As per the servicing comments dated xx/xx/xxxx, the post-petition due date is xx and the bankruptcy is still active.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No information has been found stating the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under Chapter-xx with the case#xx on xx. The POC was filed on xxwith secured claim in the amount of xx and the arrearage amount of $xxxx.xx. The schedule D of Voluntary Petition does not contain any unsecured portion. As per amended chapter xx plan the debtor shall pay to the trustee $xxxx.xx per month for xx months. There is no comment indicating a cram-down.

Update:
As per the tape data, and as per the servicing comment dated xx/xx/xxxx, borrower filed for bankruptcy under Chapter xx with case number xx on xx. As per the servicing comments dated xx/xx/xxxx, the post-petition due date is xx and the bankruptcy is still active.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	Field: ARM Index Margin Percent Loan Value: 3.400% Tape Value: 3.340% |-xx-| 0.060% |-xx-| 0.06000% Comment: The ARM Index Margin Percent is 3.400%. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: xx - 12 Months   Tape Value: xx   Variance:    Variance %:    Comment: The ARM Index Type is xx Months.   Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: 6.460%   Tape Value: 3.340%   Variance: 3.120%   Variance %: 3.12000%   Comment: The ARM Lifetime Floor Percent is 6.460%.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 11/xx/2023   Tape Value: 8/xx/2020   Variance: 1187 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 1/xx/2021   Tape Value: 4/xx/2020   Variance: 275 (Days)   Variance %:    Comment: The next eate change date is 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000100001000100   Tape Value: 222222222222345566755655   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 001000100001000000000000 Tape Value: 556557665343222222222222 Variance: Variance %: Comment: As per Payment History the Payment History String reversed is 444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "The ROR Transaction date is xx and as per note the note date is xx and hud-1 date is xx.Hence ROR transaction date is not consistent with note or HUD."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53387203	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,217.13	12/xx/2023	xx	Yes	Court Delay	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.300%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	632	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	Not Applicable	2.830%	xx	01-xx-2012	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx with lender xx which was recorded on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx which was recorded on x/xx/xxxx. However, the assignment is missing to Palisades.
x) There are two active civil judgments against the borrower in the favor of xx which was recorded on x/xx/xxxx in the amount of xx and second in the favor of xx which was recorded on xx in the amount of xx
x) There is a junior mortgage in the favor of xx which was recorded on xx in the amount of xx.
The county annual taxes for the year of xxxx have been paid in the amount of $xx,xxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the loan is currently in bankruptcy. The borrower had filed bankruptcy under chapter xx with the case #xx on xx. The date of last filing is xx. However, no further information has been found regarding bankruptcy.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx. However, the comment date xx shows that the foreclosure was put on hold due to court delay.
The comment dated x/xx/xxxx reflects that the foreclosure was contested. However, no details were found regarding the contested matter. Further information is not available to confirm whether the contested matter was resolved.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The loan modification agreement was made on x/xx/xxxx between the borrower xx The borrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% for xx months and $xxxx.xx with the interest rate of x.xxx% beginning from x/xx/xxxx till the maturity date of x/xx/xxxx. The New Principal Balance stated in the modification is $xxx,xxx. Lender agrees to forgive the principal in the amount of $xxx,xxx.xx. This amount of principal forgiven exceeds x% of the modified balance.
As per servicing comments, unable to determine the reason for default.
No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx. However, the comment date x/xx/xxxx shows that the foreclosure was put on hold due to court delay.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx on xx. The date of last filing is xx. However, no further information has been found regarding bankruptcy.	The loan modification agreement was made on x/xx/xxxx between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% for xx months and $xxxx.xx with the interest rate of x.xxx% beginning from x/xx/xxxx till the maturity date of x/xx/xxxx. The New Principal Balance stated in the modification is $xxx,xxx. Lender agrees to forgive the principal in the amount of $xxx,xxx.xx. This amount of principal forgiven exceeds x% of the modified balance.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 9/xx/2012   Tape Value: 8/xx/2017   Variance: -1795 (Days)   Variance %:    Comment: 9/xx/2012   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.830%   Tape Value: 3.625%   Variance: -0.795%   Variance %: -0.79500%   Comment: 2.830%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx  Variance: xx Variance xx   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 75.052%   Tape Value: 34.291%   Variance: 40.761%   Variance %: 40.76100%   Comment: 75.052%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 75.052%   Tape Value: 34.291%   Variance: 40.761%   Variance %: 40.76100%   Comment: 75.052%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 334567899999999999999999   Variance:    Variance %:    Comment: 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999999998745433   Variance:    Variance %:    Comment: 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value:xx  Variance:    Variance %:    Comment: As per security instrument   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: application report is missing   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 4/xx/2034 Tape Value: 7/xx/2034 Variance: -91 (Days) Variance %: Comment: 4/xx/2034 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acount disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida state. The following state disclosures are missing from the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from loan files."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53432057	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$2,035.92	$2,035.92	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.836%	181	181	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	42.543%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	3/xx/2013 12:00:00 AM	xx	xx	5.000%	xx	01-xx-2013	Financial Hardship	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the xx
The chain of assignment has been completed. Currently, the assignment is from xx.
There are three real estate tax liens against the subject property in the favor of xx
Annual combined taxes of the year xxxx have been delinquent in the amount of $xxxx.xx which was due on xx/xx/xxxx and good through till xx/xx/xxxx.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found,
The occupancy of the subject property is unable to determine. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Adjustment of terms agreement was signed between the borrower xx. The modified principal balance is $xx,xxx.xx.There is a deferred balance is $xxxx.xx. Hence, the interest bearing amount is $xx,xxx.xx. The borrower promises to pay the P&I in the amount of $xxx.xx and interest rate is x.xx% beginning from xx/xx/xxxx till the maturity date is xx	Credit Report HUD-1 Closing Statement	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $9757.31 |-xx-| $-9757.31 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2013   Tape Value: 3/xx/2013   Variance: -11 (Days)   Variance %:    Comment: Last modification date is 03/xx/2013.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: FC not initiated.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.83600%   Tape Value: 10.08360%   Variance: 0.75240%   Variance %: 0.75240%   Comment: Original rate is 10.8360%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose per Application is Debt Consolidationb.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, values are Updated as per Itemization located at xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance xx is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx
The loan data is $78,276.91 and comparison data is xx hence, the variance is -xx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx
The loan data is xx and comparison data is xx hence, the variance is -xx

This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.356%. The disclosed APR of 10.510% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 10.510% and comparison data is 11.356%; hence, the variance is -0.846%."
																																																																																																								* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53445031	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,709.43	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	50.150%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08-xx-2020	xx	Not Applicable	3.720%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has been completed and currently the mortgage is with xx.
No Active liens and judgments have been found.
The combined annual taxes for year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No delinquent taxes have been found
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx.
This modification agreement was made between Lender xx.
As per the comment dated x/xx/xxxx, the reason for default is excessive obligations.
As per the comment dated x/xx/xxxx, the subject property is owner-occupied. No damage or repairs have been found.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower had filed bankruptcy under chapter-xx with the xx. The chapter xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx Bi-weekly for xx months. The schedule D of Voluntary Petition shows claim in the amount of xx. There is no comment indicating a cramdown. The case was discharged on xx. As per trustees final report dated xx/xx/xxxx debtor has paid arrears through the plan in the amount of $ x,xxx.xx.	This modification agreement was made between Lender xx. As per the modified term the new principal balance is $xxx,xxx.xx. The borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx % beginning from x/xx/xxxx with a maturity date of x/xx/xxxx. The interest bearing principal is in the amount of $xxx,xxx.xx. There is balloon payment which is in the amount of $xx,xxx.xx will be due on maturity date.	Affiliated Business Disclosure Credit Report	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 744 |-xx-xx-384 |-xx-| -51.61290% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the PACER document the bankruptcy was filed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2020   Tape Value: 5/xx/2020   Variance: -23 (Days)   Variance %:    Comment: The alst date of modification is 4/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 624   Variance: -264   Variance %: -42.30769%   Comment: As per the note original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 95.000%   Tape Value: 82.860%   Variance: 12.140%   Variance %: 12.14000%   Comment: As per the note the loan amount is $118,560.00 and the appraised value is $125,000.00 hence the LTV is 95.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001100010   Tape Value: 000666543212111111100999   Variance:    Variance %:    Comment: The payment history string is 000MMMMMM2144MMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 010001100000000000000000   Tape Value: 999001111111212345606000   Variance:    Variance %:    Comment: The payment history string reversed is MMMMMMMMMMM2144MMMMMM000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 50.150% Tape Value: 5401.000% Variance: -5350.850% Variance %: -5350.85000% Comment: As per the application DTI is 50.150%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report is missing at the time of origination from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53445750	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,437.36	12/xx/2023	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	42.782%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	1/xx/2019 12:00:00 AM	2/xx/2010 12:00:00 AM	xx	Not Applicable	3.625%	xx	01-xx-2010	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx. The chain of assignment is complete as the assignment of mortgage is currently with the xx.
There is an active state tax lien against the xx in the total amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx. The supporting documents are attached with the updated title report. But, SSN# of xx is not available on the supporting document to verify whether this lien is against the borrower or not.
1st installment of combined tax for the year of xxxx/xx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
2nd installment of combined tax for the year of xxxx/xx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
3rd installment of combined tax for the year of xxxx/xx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
Annual Utilities charges for the year of xxxx are delinquent in the amount of $xxx.xx and it is good through on xx/xx/xxxx.
Review of the latest xx months payment history shows that the borrower is delinquent for xx months. The last payment was received in the amount of $x,xxx.xx which was applied for the month of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower is delinquent for xx months. The last payment was received in the amount of $x,xxx.xx which was applied for the month of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which began on x/xx/xxxx. The new modified principal balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is x/xx/xxxx. The reason for modification is financial hardship.
Review of the collection comments states that the foreclosure was initiated on the subject property and complaint was filed on xx. Foreclosure sale was scheduled for xx. Later on sale was canceled due to borrower has filed chapter xx xx. Currently file is on hold due to active bankruptcy.
Borrower has filed bankruptcy under chapter xx xx. POC was filed on … which states that the amount of secured claim is xx and the amount of arrearage is xx. As per schedule D of voluntary petition dated xx shows that the amount of claim without deducting the value of collateral is xx and the value of collateral is xx. Therefore the unsecured claim is xx. xx was filed on xx by the subject creditor. Currently debtor is in active bankruptcy.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Update:-
According to the servicing comments, the loan is in bankruptcy.
As per the servicing comments, the borrower filed for bankruptcy under Chapter xx with xx. As per the comment dated xx/xx/xxxx, the order confirming the Chapter xx plan was signed on xx. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated on the subject property and complaint was filed on xx. Foreclosure sale was scheduled for xx. Later on sale was canceled due to borrower has filed chapter xx xx. Currently file is on hold due to active bankruptcy.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx xx. POC was filed on xx which states that the amount of secured claim is xx and the amount of arrearage is xx. As per schedule D of voluntary petition dated xx shows that the amount of claim without deducting the value of collateral is xx and the value of collateral is xx. Therefore the unsecured claim is xx. Motion for Relief from Stay was filed on xx by the subject creditor. Currently debtor is in active bankruptcy.

Update:-
As per the servicing comments, the borrower filed for bankruptcy under Chapter xx with xx. As per the comment dated xx/xx/xxxx, the order confirming the Chapter xx plan was signed on xx. Further details not provided.	Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which was begun on x/xx/xxxx. The new modified principal balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is x/xx/xxxx. The reason for modification is financial hardship.	Credit Report	Field: Bankruptcy Filing Date Loan Value: 9/xx/2021 Tape Value: 6/xx/2019 |-xx-| 824 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 12/xx/2023   Tape Value: 7/xx/2019   Variance: 1614 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure? is Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/xx/2010   Tape Value: 5/xx/2010   Variance: -65 (Days)   Variance %:    Comment: Doc Date of Last Modification is 2/xx/2010.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is NA.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: Not Applicable   Tape Value: 5/xx/2010   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: 5/xx/2010   Variance:    Variance %:    Comment: First Rate Change Date is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 336   Variance: 24   Variance %: 7.14285%   Comment: Loan Original Maturity Term Months is 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort potential? is NA.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 5/xx/2015   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.87500%   Tape Value: 3.62500%   Variance: 2.25000%   Variance %: 2.25000%   Comment: Original Stated Rate is 5.87500%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance Per application.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 10/xx/2018 Tape Value: 3/xx/2015 Variance: 1306 (Days) Variance %: Comment: S&C Filing Date is 10/xx/2018. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file but it is not signed by all the borrowers."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA foreclosure rescission finance charge test is failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to TILA Foreclosure Rescission Finance Charge Test.
TILA Foreclosure Rescission Finance Charge Test shows loan data xx, Comparison Data xx and Variance -$65.44.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53543602	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,704.91	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.720%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2017	xx	Not Applicable	6.000%	xx	11/xx/2017	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx and xx and lender xx., which was recorded on xx/xx/xxxx. The chain of assignment is incomplete as the assignment of mortgage is currently with the “xx Assignment from “xx” to “xx” is missing from the updated title report.
There is an active Code enforcement lien against the subject property in the amount of $xx which was recorded on xx/xx/xxxx in favor of “xx”.
Annual County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.

Loan Modification agreement was made between borrower and lender on xx/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is xx/xx/xxxx. The reason for modification is financial hardship.
As per collection comments the subject property is occupied by the owner and is in axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is xx/xx/xxxx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 300 Tape Value: 651 |-xx-xx-351 |-xx-| -53.91705% Comment: Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: doc missing   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 651   Variance: -351   Variance %: -53.91705%   Comment: verified   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 34.450%   Variance: 65.550%   Variance %: 65.55000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000011111111111000000000   Tape Value: 000000100000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000111111111110000 Tape Value: 000000000000000001000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is moderate due to TILA APR Test is failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to TILA APR Test.
TILA APR Test shows Loan Data 0.00%, Comparison data 5.832% and Variance -5.832%.
The annual percentage rate (APR) is 5.832%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53672849	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.530%	324	324	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Junior mortgage was originated on xx and which was recorded on xx in the amount of xx with xx.
Active liens and judgments against the borrower:
Two civil judgments against the borrower in the total amount of xx in favor of xx.
Hospital lien against the borrower was recorded on xx in the amount of xx in favor of xx.
Civil judgment against the borrower was recorded on xx in the amount of xx in favor of xx.
Tax details are to follow.
According to the payment history as of x/xx/xxxx, the borrower is delinquent for xx days. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in collections. According to the payment history as of x/xx/xxxx, the borrower is delinquent for xx days. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is curtailment of income.
As per the comment dated x/xx/xxxx, the subject property is occupied by the owner. No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/xxxx, the file was referred to an attorney on xx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy chapter xx on xx.
Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under chapter-xx with the xx on xx. The plan was confirmed on xx. The POC was filed on xx, the POC amount is xx and the arrearage amount is xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down. The case was dismissed on xx.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 324 Tape Value: 325 |-xx-xx-1 |-xx-| -0.30769% Comment: As per the amortization term months are 324. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the servicing comments review foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No evidence has been found regarding the loan modification.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 3/xx/2013   Variance:    Variance %:    Comment: No evidence has been found regarding the loan modification.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 324   Tape Value: 325   Variance: -1   Variance %: -0.30769%   Comment: As per the note the original maturity term months are 324 months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 122114543211222334455667   Variance:    Variance %:    Comment: Payment history string is 1112332234444MMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 766554433222112345421221   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMM4444322332111.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 3384.000%   Variance:    Variance %:    Comment: Final application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Final application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per the HUD-1 the transaction type is Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 3/xx/2032 Tape Value: 3/xx/2032 Variance: -5 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application / 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL 0.000% 9.037% -9.037%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.037%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53673545	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$153.78	$1,669.87	12/xx/2023	Unavailable	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx. There is a civil judgment in the favor of xx. xxxx county annual tax is paid on x/xx/xxxx in the amount of $xxxx.xx. xxxx personal annual tax is delinquent on x/xx/xxxx with good through xx/xx/xxxx in the amount of $xxx.xx.
Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage xx.
There is a civil judgment against the borrower in favor of xx.
There are x state tax liens against the borrower in favor of xx.
The annual county taxes for xxxx-xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

As per the document located at “xx”, the foreclosure was initiated and the sale was scheduled on xx.

The loan has been modified on xx/xx/xxxx. As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $x,xxx.xx and interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx,the borrower is currently delinquent for xxx months. The last payment was receiveed date is x/xx/xxxx.The payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.The UPB reflected as per the payment history is in the amount of xx.

Update:
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

The loan has been modified on xx/xx/xxxx. As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of $x,xxx.xx and interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.

Collections Comments:As per collection comment the loan is in the active bankruptcy. According to the payment history as of xx/xx/xxxx,the borrower is currently delinquent for xxx months. The last payment was receiveed date is x/xx/xxxx.The payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.The UPB reflected as per the payment history is in the amount of xx. The collection comment shows that loss draft with the claim check in the amount of $x,xxx.xx was issued check dated on xx. According to thexx, the borrower xx had filed bankruptcy under chapter- xx with the xx. The last filing date is xx. The POC was filed on xx the POC amount is xx and the arrearage amount is xx.The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.

Update:
The current status of the loan is performing.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is xx.
As per tape data, the foreclosure was initiated in the year xxxx on the subject property. Further details were not provided.
As per servicing comment dated xx/xx/xxxx, new bankruptcy filed. Further details were not provided.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated. The file was referred to an attorney on x/xx/xxxx. The complaint was file on x/xx/xxxx.The sale was scheduled on x/xx/xxxx; however the foreclosure put on hold due to the covid-xx. No further information has been found.

Update:
As per tape data, the foreclosure was initiated in the year xxxx on the subject property. Further details were not provided.
Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under chapter- xx with the xx. The last filing date is xx/xx/xxxx. The POC was filed on xx the POC amount is xx and the arrearage amount is xx. The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.

Update:
As per servicing comment dated xx/xx/xxxx, new bankruptcy filed. Further details were not provided.
Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: FC was iniated. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is NA.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg.Amort Potential is NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Application is missing.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 8/xx/2019   Tape Value: 5/xx/2019   Variance: 92 (Days)   Variance %:    Comment: S&C filing date was 8/xx/2019.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $802.16 Variance: $-802.16 Variance %: -100.00000% Comment: Suspense Balance per payment History is $0.00. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed TIL (Lvl 3) "HUD-1 is not signed by all borrower."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by all borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,302.44	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53748784	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,407.01	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.650%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The Chain of assignment has been completed as current assignee is “xx”. No active judgments or liens have been found in the Updated Title report. Year xxxx County Annual Taxes has been paid on xx/xx/xxxx in the amount of $x,xxx.xx. xxxx County Annual Taxes are due for xx/xx/xxxx in the amount of $x.xxx.xx. No prior year’s delinquent taxes have been found.	Review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. The last payment was made in the amount of $xxx.xx on x/xx/xxxx which was due for xx/xx/xxxx. The next due date for regular payment is xx/xx/xxxx. Payment history tape data shows current UPB in the amount of $xx,xxx.xx and current Interest Rate as xx.xx%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx. The current interest rate is xx.xx% and P&I is $xxx.xx. No evidences have been found regarding the foreclosure proceedings on the subject property in the latest xx months servicing comments. As per the collection comments, the bankruptcy has not been filed. BPO report dated xx/xx/xxxx located on “xx” states, the subject property is an Owner occupied and it is a Single Family Residence. Same report “Pg# xx” shows the total estimated repair (Painting) Cost in the amount of $x,xxx.xx. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "Compliance Ease risk indicator is significant as loan is failing for following Test;
NC RSHL Modified HMDA APR Threshold Exceeded. Hence Loan Data shows 11.810%, Comparison Data shows 6.910% and Variance shows as +4.90%.
This loan failed NC RSHL Conventional Mortgage Rate APR Threshold Test. Hence Loan Data shows 11.810%, Comparison Data shows 6.90% and Variance shows as +4.91%.
This loan failed the NC rate spread home loan test due to the loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full Compliance Analyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
This loan failed the DTI provided test due to the debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The NC RSHL Modified HMDA APR Threshold Exceeded. Hence Loan Data shows 11.810%, Comparison Data shows 6.910% and Variance shows as +4.90%.
This loan failed NC RSHL Conventional Mortgage Rate APR Threshold Test. Hence Loan Data shows 11.810%, Comparison Data shows 6.90% and Variance shows as +4.91%.
This loan failed the NC rate spread home loan test due to the loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full Compliance Analyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
This loan failed the DTI provided test due to the debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification"
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following state disclosures are missing in the loan file.
1) Amortization Schedule Disclosure
2) Credit Property Insurance Disclosure,
3) Fee Agreement
4) Priority of Security Instrument Disclosure
																																																																																																								5) Attorney Selection Disclosure."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53749889	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,742.40	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	240	240	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04-xx-2010	xx	Not Applicable	6.500%	xx	01-xx-2011	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. xx.
There is one junior IRS lien against the borrower xx.
Combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.

Update: According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens were found against the borrower or subject property.
Combined annual taxes for xxxx are due in the amount of $x,xxx.xx.
No prior-year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from x month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.

Update:
According to the tape, as of xx/xx/xxxx, the borrower is current on the loan, and the next due date is x/xx/xxxx. The last payment received date is not available. The current UPB is $xx,xxx.xx. The current P&I is $xxx.xx, and the interest rate is x.xx%.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from x month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
The loan was modified on xx/xx/xxxx between the borrower xx. As per the modified terms, the new principal balance is in the amount of $xx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.
The borrower has filed bankruptcy under chapter xx with the xx.
As per the comment dated xx/xx/xxxx, the hardship reason is reduced income. Also, the reason for default is curtailment of income. No details have been found regarding covid-xx.
The subject property is owner occupied. No damage and repair have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower has filed bankruptcy under chapter xx with the xx.	The loan was modified on xx. As per the modified terms, the new principal balance is in the amount of $xx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 498 |-xx-xx-258 |-xx-| -51.80722% Comment: Modified Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: no balloon on original note   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -89 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 498   Variance: -258   Variance %: -51.80722%   Comment: Loan modified   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: 7 (Days)   Variance %:    Comment: Date discrepancy to tape   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: No appraisal to confirm LTV   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000011101001   Tape Value: 112213212222121332222232   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100101110000000000000000   Tape Value: 232222233121222212322211   Variance:    Variance %:    Comment: Per tape data   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Capitalization   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: No application to confirm Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Credit score not provided (Lvl 2)     "Credit report is available in the loan file. However credit score is missing from the report."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to be confirmed in the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53892200	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$286.13	08/xx/2020	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.560%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/xx/2019	xx	Not Applicable	8.496%	xx	09/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx

 The Chain of assignment has been completed. The last assignment is xx

xxxx county taxes are due on xx/xx/xxxx in the amount of $ xxx.xx whose good through date is till x/xx/xxxx.
xxxx Combined Taxes has been paid on xx/xx/xxxx in the amount of $ xxx.xx.
According to the payment history as of date is xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxxand the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The Loan current status is Bankruptcy.
According to the payment history as of date is xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxxand the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The borrower has been making payment as per Loan modification agreement was made on xx agreement made between the borrowers (xx) and lender is (xx).The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per loan modification agreement is xx contains x steps .Currently borrower making payment as per  first  last step.
RFD not required as borrower current with the loan.
The subject property is occupied by owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy & Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No evidence has been found regarding COVID-xx.

Foreclosure Comments:As per tape data the foreclosure was initiated in xx complainit has been filed on xx no comment  has been found regarding active foreclosure.
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed for bankruptcy under xx.The POC was filed on xx the POC amount is xx and the arrearage amount is xx The debtor shall pay the trustee xx for xx months under chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is $xx.xx. There is no comment indicating a cram down.	The borrower has been making payment as per Loan modification agreement was made on x/xx/xxxx.The agreement made between the borrowers (xx) and lender is (xx).The new modified principal balance as per modification is in the amount of $xx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/xx/xxxx. The maturity date as per loan modification agreement is x/xx/xxxx.Modifiation contains x steps .Currently borrower making payment as per first last step.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: did not use for review. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, the loan amortization type is Step. However, the tape data reflects fixed type.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 100000000998764346689919   Variance:    Variance %:    Comment: As per Payment history string reversed 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 919986643767899000000001   Variance:    Variance %:    Comment: As per Payment history string reversed 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2056 Tape Value: 9/xx/2024 Variance: 11615 (Days) Variance %: Comment: As per note, stated maturity date is 7/xx/2056. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report doc is missing from loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53895996	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,528.00	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	No Verification of Stated Income	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of assignment has been completed as the loan assignment is currently with xx.
No active liens or judgment has been found.
1st half combined taxes for the year xxxx are paid off in the amount of $xxx.xx on xx/xx/xxxx.
2nd half combined taxes for the year xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.
No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/xxxx, the borrower is xxx months behind his scheduled payments. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx with the interest rate x.xxx% for the due date xx/xx/xxxx. The UPB as of the date is xx.	Collections Comments:The subject loan is currently in bankruptcy.
According to the payment history as of xx/xx/xxxx, the borrower is xxx months behind his scheduled payments. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx with the interest rate x.xxx% for the due date xx/xx/xxxx. The UPB as of the date is xx.
The foreclosure was initiated in the loan in the loan with thexx. The judgment was entered on xx. The sale was set for xx, which was cancelled due to bankruptcy. No further details have been found.
As per the BPO report available on xx, the property has been occupied by owner & the home is currently in maintained condition. No information has been found related damage or repairs.

Update:-
As per the tape data, the current status of the loan is bankruptcy current.
As per the comment dated xx/xx/xxxx, the post petition due date was xx/xx/xxxx and comment dated x/xx/xxxx shows that there were multiple prior bankruptcies. xx,
Foreclosure Comments:The foreclosure was initiated in the loan in the loan with the xx. The judgment was entered on xx. The sale was set for xx, which was cancelled due to bankruptcy. No further details have been found.
Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under chapter- xx with the xx. The POC was filed on xx, the POC amount is xx. and the arrearage amount is xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral xx, however, the unsecured portion is $xx,xxx.xx. The plan was confirmed on xx. The date of last filing was xx.

Update:-
As per the comment dated xx/xx/xxxx, the post petition due date was xx and comment dated xx shows that there were multiple prior bankruptcies. xx	This is a FHA fixed rate mortgage with a P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of x/xx/xxxx. The P&I as per payment history is $x,xxx.xx and the rate of interest is x.xxx %. However, there is an decrease in P&I & interest rate with respect to Note data which seems that there would be a possibility of modification. As per the tape data, the loan has been extended to the new maturity date x/xx/xxxx with the modification effective date x/xx/xxxx. The required modification agreement is missing from the loan file.	Affiliated Business Disclosure Mortgage Insurance Origination Appraisal	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Note does not reflects Balloon Indicator. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Current legal status is BK delinquent.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Fc was iniated in the subject property. Later, it was put on hold due to BK.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 4/xx/2010   Variance:    Variance %:    Comment: Modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan require for MI.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 2/xx/2007   Tape Value: 4/xx/2010   Variance: -1155 (Days)   Variance %:    Comment: First Payment Date is 2/xx/2007.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.50000%   Tape Value: 5.12500%   Variance: 1.37500%   Variance %: 1.37500%   Comment: Original Stated Rate is 6.500%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance is change in rate or term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: 3/xx/2040   Variance:    Variance %:    Comment: Modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $376.40 Variance: $-376.40 Variance %: -100.00000% Comment: Suspense Balance per PH is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the xx (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is Moderate due to the loan is failed for: IN License Validation Test"
* LTV or CLTV exceeds 104% (Lvl 2)     "Appraisal report at origination is missing from the loan file. As per the tape data, the appraised value is "$87,000.00" which is less than the original loan amount x. Hence, LTV or CLTV exceeds 104%."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The loan was originated on 12/xx/2006 as an FHA loan with case #151-8186980-703. The required MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53915722	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,840.34	10/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	No Verification of Stated Income	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	71.843%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/xx/2018	xx	xx	6.000%	xx	02/xx/2018	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with xx
There is a judgment in the amount of $xx which was recorded on xx
Annual taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior years.
According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for xx months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Update:
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the PH, current P&I is $x,xxx.xx and current interest rate is unable to determine.
Collections Comments:The current status of the loan is delinquent under bankruptcy.
According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for xx months and the next due date for the regular payment is x/xx/xxxx.  The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
AS per collection comments review, borrower’s intention is to keep the property. Property is in axxge condition and no evidence of damage has been found.
The loan modification agreement was made on xx between the borrower “xx” and lender “xx”. The borrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from xx till the maturity date of xx The New Principal Balance stated in the modification is xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx had filed Bankruptcy under xx. Plan has been confirmed on xx POC was filed on xx states the amount of secured claim is xx with arrearage amount of xx The date of last filing is xx	The loan modification agreement was made on x/xx/xxxx between the borrower “xx” and lender “xx”. The borrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from x/xx/xxxx till the maturity date of x/xx/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx |-xx-| |-xx-| Comment: as per original note Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Certificate foud   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Comment: as per appraisal report   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.25000%   Tape Value: 6.00000%   Variance: -0.75000%   Variance %: -0.75000%   Comment: as per original note   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: 3/xx/2019   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: PUD Family as per appraisal report   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1235.16 Variance: $-1235.16 Variance %: -100.00000% Comment: As per payment history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per Final 1003 dated 2/xx/2010, the total monthly income is in the amount of $3,095.00 and the total monthly expenses are in the amount of $1529.51. Hence, DTI is exceeding 60%."
* MI, FHA or MIC missing and required (Lvl 2)     "No MI certification found."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53926194	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,393.47	11/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.400%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/xx/2018	xx	Not Applicable	7.400%	xx	07/xx/2018	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx The chain of assignment is complete as the assignment of mortgage is currently with the xx
No active lien and judgment have been found on the updated title report.
Annual combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on x/xx/xxxx. The new modified principle balance is in the amount of $xx,xxx.xx and the interest bearing amount is $xx,xxx.xx. The new maturity date is x/xx/xxxx. The reason for modification is financial hardship.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on x/xx/xxxx and foreclosure went on hold due to loss mitigation. later on loan was modified on x/xx/xxxx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on x/xx/xxxx. The new modified principle balance is in the amount of $xx,xxx.xx and the interest bearing amount is $xx,xxx.xx. The new maturity date is x/xx/xxxx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Corporate Advances: Recoxxble per Payment History Loan Value: $8051.00 Tape Value: $80.51 |-xx-| $7970.49 |-xx-| 9900.00000% Comment: Corporate Advances: Recoxxble per Payment History is $8,051.00 Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure? is Yes.   Tape Source: Initial   Tape Type:
xx
Field: Escrow Balance per Payment History   Loan Value: $1382.17   Tape Value: $533.99   Variance: $848.18   Variance %: 158.83818%   Comment: Escrow Balance per Payment History is $1,382.17.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 146   Variance: 154   Variance %: 105.47945%   Comment: Loan Original Maturity Term Months are 300.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential ? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at Origination (Property Usage Type) is Primary.   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000000000044444443244434   Tape Value: 110211321032100213210321   Variance:    Variance %:    Comment: Payment History String is 011012112301230012123012.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 434442344444440000000000   Tape Value: 123012312101230123102011   Variance:    Variance %:    Comment: Payment History String Reversed is 210321210032103211210110.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $50971.16   Tape Value: $44025.66   Variance: $6945.50   Variance %: 15.77602%   Comment: Principle Balance Stated in Mod is $50,971.16.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: purchase   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Cash-Out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: Purpose per Application is Refinance.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $45145.85 Tape Value: $45645.53 Variance: $-499.68 Variance %: -1.09469% Comment: Unpaid Current Principle Balance per Payment History is $45,145.85. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53927459	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,526.23	$3,052.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.190%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	626	609	23.437%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	3/xx/2014 12:00:00 AM	xx	Not Applicable	4.750%	xx	01-xx-2014	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of assignment has been completed. Currently, the assignment is with the xx.
There is one certificate of tax lien (unsecured property taxes) (state tax lien or warrant) for the amount of xx which was recorded on xx.
Second county installment taxes are due in the amount of xx which was due on xx.
First county installment taxes for the year of xxxx-xx are past due (under xx days) for the amount of xx which was due on xx and they are good through till xx.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/xxxx between the borrowers xx and the lender xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay in the amount of xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx.
As per the comment dated xx/xx/xxxx, the borrower is impacted by covid-xx. The forbearance plan has been approved for xx months that began on xx/xx/xxxx till xx/xx/xxxx. No further details have been found regarding covid-xx.
The borrower xx had filed bankruptcy under chapter xx with the xx. The debtor was discharged on xx and the case was terminated on xx.
The subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the xx. The debtor was discharged on xx and the case was terminated on xx.	The loan was modified on xx/xx/xxxx between the borrowers xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay in the amount of $xxxx.xx with an interest rate of x.xxx% beginning on xx till new maturity date of xx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 572 |-xx-xx-212 |-xx-| -37.06293% Comment: na Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $6646.86   Variance: $-6646.86   Variance %: -100.00000%   Comment: na   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2014   Tape Value: 4/xx/2014   Variance: -12 (Days)   Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1295 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: na   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111110000000000000000044   Tape Value: 332100000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 440000000000000000011111 Tape Value: 000000000000000000021233 Variance: Variance %: Comment: na Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "Settlement date is 07/xx/2006, ROR transaction date is 07/xx/2006 and the note date is 06/xx/2006. However, the ROR transaction date is not consistent with the note and HUD-1."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is xx which is different from the note date xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54125405	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,521.19	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	xx	2.000%	xx	01-xx-2010	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx” which was recorded on xx”.
There is an active junior mortgage in the amount of xx which was recorded on xx in the favor of xx.  However, the mortgage was satisfied on xx.

There is IRS lien against the borrower in favor of xx in the amount of $xx which was recorded on xx. However, the IRS lien has been released on xx for the amount of xx.
County annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior years.
According to the payment history as of x/xx/xxxx, the borrower is currently making the regular payments and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx. The current P&I $x,xxx.xx with the rate of interest is x.xxx%. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of x/xx/xxxx, the borrower is currently making the regular payments and the next due date for the regular payment is x/xx/xxxx.  The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx.  The current P&I $x,xxx.xx with the rate of interest is x.xxx%. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
The loan was modified on xx/xx/xxxx between the borrower xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the deferred principal balance is $xx,xxx.xx. The borrower has promised to pay in the amount of $xxxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx. The loan was modified in x steps. The new maturity date is xx.
The borrower did not file bankruptcy yet.
No foreclosure activity has been found.
The subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx between the borrower xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The interest bearing amount is $xxx,xxx.xx and the deferred principal balance is $xx,xxx.xx. The borrower has promised to pay in the amount of $xxxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx. The loan was modified in x steps. The new maturity date is x/xx/xxxx.	Credit Application Credit Report Missing Required State Disclosures	Field: Current Legal Status Loan Value: Performing Tape Value: Collections, < 60 Days |-xx-| |-xx-| Comment: Current legal status is performing. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCC333C33   Variance:    Variance %:    Comment: Payment history string is 111111111111111110000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 33C333CCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Reversed payment history string is 111111111111111110000000.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value:xxComment: UPB per payment history is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index value unable to be determined in the available loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54262496	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$901.36	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$822.66	xx	9.250%	360	360	xx	xx	xx	Conventional	Fixed	120	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2015 12:00:00 AM	xx	xx	4.800%	xx	12/xx/2015 12:00:00 AM	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There are x civil judgments open against the borrower, first one in the amount of xx which was recorded on xx and second one is in the amount of xx which was recorded on xx.

Property taxes are paid through xxxx. No delinquent taxes have been found.	As per payment history dated xx/xx/xxxx, As per payment history dated xx/xx/xxxx, the borrower is current with loan and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:Currently the loan is in performing. As per payment history dated xx/xx/xxxx, the borrower is current with loan and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx.
The limited term (x years) interest only payment loan modification agreement was made on xx/xx/xxxx. This will expire on xx/xx/xxxx. After that, the loan will revert to its original terms.
 No comments have been found regarding foreclosure. No bankruptcy has been filed.
No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a limited term (x years ) interest only payment loan modification agreement effective from xx/xx/xxxx. As per the modified terms, the borrower will pay interest only payment of $xxx.xx at x.x% interest rate from xx/xx/xxxx till xx/xx/xxxx. After that, loan and interest rate will revert back to its original terms.	Affiliated Business Disclosure Credit Application Credit Report	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 361 |-xx-xx-1 |-xx-| -0.27700% Comment: Amortization term is 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $24480.47   Tape Value: $28117.21   Variance: $-3636.74   Variance %: -12.93421%   Comment: Deferred balance is $24,480.47.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2015   Tape Value: 5/xx/2017   Variance: -543 (Days)   Variance %:    Comment: Doc of Last MOD is unavailable.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 2/xx/2017   Tape Value: 12/xx/2020   Variance: -1403 (Days)   Variance %:    Comment: Interest expiration date is 02/xx/2017.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 11/xx/2020   Variance:    Variance %:    Comment: MOD step 1 date is N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 9.250%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 76.334%   Tape Value: 77.530%   Variance: -1.196%   Variance %: -1.19600%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000001110111111111   Tape Value: 000000010001000000000000   Variance:    Variance %:    Comment: Payment history string is 000000000001111111111222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 111111111011100000000000 Tape Value: 000000000000100010000000 Variance: Variance %: Comment: Payment history string reversed is 222111111111100000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (APR) is 9.304%. The disclosed APR of 7.586% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $212,801.22. The disclosed finance charge of $141,648.49 is not considered accurate because it is understated by more than $100."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54314614	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,041.80	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,796.00	xx	6.990%	360	360	xx	xx	xx	Conventional	ARM	60	Cash Out	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.941%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	2.000%	xx	01-xx-2014	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is missing with xx
There is no judgment/lien against the borrower/subject property.
Annual taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior years.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per the collection comments the loan is performing. As per the comment date xx cram down has been filed on xx As per the comment xx the second and the third lien will be stripped off but does not affect the xx First mortgage interest Motion to value has been filed on xx No further information has been found in the comment however the tape information does mention the deferred amount. Schedule-D in Voluntary petition shows xx as unsecured portion out of the claim amount xx. According to the review of payment history, the current UPB is $xxx,xxx.xx plus the deferred amount of xx The last payment was received was applied for the due date of xx/xx/xxxx, the next due date to make the payment is xx/xx/xxxx. Borrower is x month behind his scheduled payment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx had filed Bankruptcy under chapter-xx on xx with the case# xx. Plan has been confirmed on xx POC was filed on xx states the amount of secured claim is xx with arrearage amount of xx The schedule D of a voluntary petition dated xx shows the amount of claim is xx and the value of the collateral is xx Hence, the unsecured portion is xx The case was discharged on xx and terminated on xx	The loan modification agreement was made on xx/xx/xxxx between the borrower xx. The borrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from x/xx/xxxx, which will get periodically changed in x steps till the maturity date of xx The New Principal Balance stated in the modification is xx From UPB, deferred balance was xx and the interest bearing amount was xx	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: Shoorideh-Tims   Tape Value: SHOORIDEH-NORMAN   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -0.36920%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 4.500%   Variance: -2.500%   Variance %: -2.50000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: $2796.00   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: xx   Tape Value: xx   Variance: 6 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.012%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.012%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow disclosure is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm operative index value due to missing document."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing in the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54470669	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$330.76	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.760%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/xx/2015	xx	xx	10.260%	xx	09/xx/2015	Financial Hardship	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage with (borrower) xx. Chain of assignment has been completed. Currently, the mortgage is with xx. which was recorded on x/xx/xxxx. No active judgments or liens found. Annual taxes for the year of xxxx have been paid in the amount of $xxx.xx. Annual taxes for the year of xxxx have been due in the amount of $xx.xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. No records for bankruptcy has been found. No evidence of post-closing foreclosure has been found. The RFD is unable to be determined. No damages have been found. No comments have been found stating the damages have been repaired.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Adjustment of terms agreement was signed between the borrower xx and the lender xx on x/xx/xxxx. The UPB is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of xx.xxxx%, beginning from x/xx/xxxx. The maturity is x/xx/xxxx. There is a deferred balance is in the amount of $xxx.xx.	Affiliated Business Disclosure Credit Application	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: MI certificate is not required. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 4/xx/2040   Tape Value: 2/xx/2039   Variance: 408 (Days)   Variance %:    Comment: As per the mod, the matruity is 4/xx/2040.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 235 Tape Value: 234 Variance: 1 Variance %: 0.42735% Comment: As per the Note, the stated remining term is 235. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "NC RSHL DTI Provided Test: FAIL
NC RSHL Documentation Type Test: FAIL
NC Rate Spread Home Loan Test: FAIL"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) FAIL
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the DTI provided test. (NC HB 1817 Section 4(c) (SL2007-0352))
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.

This loan failed the documentation type test. (NC HB 1817 Section 4(c)(1), (c)(2) (SL2007-0352))
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records,
reasonable alternative methods, or reasonable third-party verification."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL $94,705.04 $94,758.18 -$53.14

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $94,758.18. The disclosed finance charge of $94,705.04 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54471824	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$1,648.84	$1,205.13	12/xx/2023	Not Applicable	No	Unavailable	Chapter 11	xx	xx	Not Applicable	xx	540.1	xx	7.625%	360	360	xx	xx	xx	Conventional	Fixed	120	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Unavailable	0.0525	120	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	5.250%	xx	Unavailable	Unavailable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of assignment has not been completed. Currently, the assignment is with the xx. However, the correct assignment should be with the xx.
There is one state tax lien against the borrower xx. in the favor of xx for the amount of xx which was recorded on xx.
Third and fourth combined installment taxes for the year of xxxx have been paid in the amount of xx.
First and second combined installment taxes for the year of xxxx are due in the amount of xx and xx which were due on xx and xx respectively.
No prior year delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx and the P&I $xxx.xx with the rate of interest of x.xxx %, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The loan is in the foreclosure.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. The new UPB is reflected in the amount of xx.
Foreclosure was initiated in xxxx and the complaint was filed on xx with the xx . Foreclosure was re-initiated in xxxx and the NOD was filed on xx with the case# xx. Amendment lis pendens was filed on xx with the case# xxx. Foreclosure was initiated xxxx and the file was referred to an attorney on xx.
As per the comment dated xx/xx/xxxx, the covid-xx pandemic forbearance plan was processed by bankruptcy. No further details have been found regarding covid-xx.
The borrower xx had filed bankruptcy under chapter xx with the case# xxon xx POC was filed by xx on xx for the secured claim amount is xx and the arrearage amount of xx However, the POC deadline was scheduled on xx. The case was terminated on xx.
Subject property is owner occupied. No damage and repairs have been found.

Update:-
As per the seller’ tape data the loan is performing.
As per the comment dated xx/xx/xxxx, there is a claim associated with the subject property. This was claim xx-x, originally filed by Seterus and transferred to xx. Per the confirmation order, the claim was crammed down to xx at x.xxx% interest for a total of xx over xxx months at $xxx.xx per month. The remaining claim is unsecured. Further details not xx.
As per the comments dated xx/xx/xxxx and xx/xx/xxxx, the first, second, and third xxxx taxes are delinquent in the total amount of $x,xxx.xx, which are good through xx/xx/xxxx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Foreclosure was initiated in xxxx and the complaint was filed on xx. xx. Foreclosure was re-initiated in xxxx and the NOD was filed on xx with the case# xx. Amendment lis pendens was filed on xx with the case#xx. Foreclosure was initiated xxxx and the file was referred to an attorney on xx.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case#xx on xx/xx/xxxx. POC was filed by xx on xx/xx/xxxx for the secured claim amount is xx and the arrearage amount of xx However, the POC deadline was scheduled on xx. The case was terminated on xx.

Update:-
As per the comment dated xx/xx/xxxx, there is a claim associated with the subject property. This was claim xx-x, originally filed by Seterus and transferred to xx. Per the confirmation order, the claim was crammed down to xx at x.xxx% interest for a total of xx over xxx months at $xxx.xx per month. The remaining claim is unsecured. Further details not provided.	This is a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx. The P&I as per payment history is the $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible loan modification which is missing from the loan file. The tape is also providing the information regarding the latest modification which was made on xx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 244 |-xx-| 116 |-xx-| 47.54098% Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 2/xx/2017   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 7/xx/2020   Variance: 1259 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 118   Variance: 242   Variance %: 205.08474%   Comment: Loan original maturity terms are 360 months.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.62500%   Tape Value: 5.25000%   Variance: 2.37500%   Variance %: 2.37500%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000044321444   Tape Value: 333322111111B11111111111   Variance:    Variance %:    Comment: PH string is 323333111111111111111111111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444123440000000000000000   Tape Value: 111111111B1B111111233333   Variance:    Variance %:    Comment: PH string reversed is 1111111111111111111111333123.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: 11/xx/2014   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 1/xx/2027 Variance: Variance %: Comment: Mod is missing from the loan files. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54663324	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,213.54	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	636	Not Applicable	25.876%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	xx	2.000%	xx	01-xx-2011	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently the assignment is with xx.
There are two active State Tax liens against the borrower xx total in the amount of xx in the favor of xx and xx which were recorded on xx.
There is an active civil judgment against the borrower xx in the amount of xx in the favor of xx which was recorded on xx.

1st, 2nd and 3rd installment Borough tax for the year of xxxx have been paid in the amount of $x,xxx.xx.
No prior delinquent taxes have been found.	According to the payment history, the borrower has been current with the loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history tape data is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is performing.
According to the payment history, the borrower has been current with the loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history tape data is in the amount of $xxx,xxx.xx.
The borrower’s income has been impacted by COVID-xx. As per the servicing comment dated x/xx/xxxx, deferment plan has been processed on x/xx/xxxx beginning from x/xx/xxxx and the amount deferred amount is $x,xxx.xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to attorney on  xx complaint was filed on xx. The sale was scheduled on xx. However, the foreclosure file was closed due to reinstatement.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case #xx on xxand the plan was confirmed on xx. The POC was filed on xx with the claim amount of xx and the arrearage is in the amount of xx. The debtor was dismissed on xx and case was terminated on xx .	The loan was modified on x/xx/xxxx and the modified principal balance is $xxx,xxx.xx. The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with step interest rate starting from x.xxx% which is step up in x steps and ending at interest rate x.x% and the starting P&I is in the amount of $xxx.xx beginning from x/xx/xxxx till the maturity date x/xx/xxxx. The interest bearing amount is $xxx,xxx.xx and the amount of deferred balance is $xxx,xxx.xx.The amount of $xx,xxx.xx of the deferred balance is eligible for forgiveness, if the borrower will not default on his new payments such that the equivalent full three monthly payments are due end unpaid on the last day of any month. on each of the first, second and third anniversaries of xx/xx/xxxx. The lender shall reduce the deferred balance in installments equal to one-third of the deferred balance reduction amount.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 524 |-xx-xx-164 |-xx-| -31.29770% Comment: Original ammortization term is 360 months Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: xx
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was initiated in 2016.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $119329.98   Tape Value: $36511.27   Variance: $82818.71   Variance %: 226.83053%   Comment: Deferred amount as per mod is $119,329.98.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Modification is step type.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 524   Variance: -164   Variance %: -31.29770%   Comment: Original ammortization term is 360 months   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx
Field: Payment History String   Loan Value: 000000000000000000000111   Tape Value: 111000000000001000099999   Variance:    Variance %:    Comment: Payment history string is 0110000000000000000000001234   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 111000000000000000000000 Tape Value: 999990000000000000010111 Variance: Variance %: Comment: Payment history string reversed is 432100000000000000000000110 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.
The loan data is $2,430.00 and comparison data is $0.00; hence, the variance is +$2,430.00."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54667321	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,664.15	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	545	Not Applicable	25.714%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07-xx-2019	xx	Not Applicable	4.250%	xx	01-xx-2019	Financial Hardship	The review of the Updated title report dated xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
No active liens and judgments have been found against the borrower and the property.
Annual County taxes for the year of xxxx are due on x/xx/xxxx in the amount of $xxx.xx.
Annual County taxes for the year of xxxx are due on x/xx/xxxx in the amount of $xxxx.xx and good through date was x/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of x/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of x/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
As per comment dated xx/xx/xxxx, the reason for default was Excessive obligations.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx between the borrower xx., The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per modification is xx This loan was modified twice.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 719 |-xx-xx-359 |-xx-| -49.93045% Comment: As per note, amortization term months is 360. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 719   Variance: -359   Variance %: -49.93045%   Comment: As per note, loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to:
TILA Finance Charge Test:  Result: FAIL Loan Data: xx
TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: $xx
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test:  Result: FAIL Loan Data: $107,516.16 Comparison Data: $107,897.86 Variance: -$381.70
This loan failed the TILA finance charge test.
The finance charge is $107,897.86. The disclosed finance charge of $107,516.16 is not considered accurate because it is understated by more than $100

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: $107,516.16 Comparison Data: $107,897.86 Variance:-$381.70
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $107,897.86. The disclosed finance charge of $107,516.16 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54827388	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,970.80	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	529	Not Applicable	18.874%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	5.500%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xx.
There is a junior mortgage in the favor of xx.
There is a junior mortgage the favor of xx.
There is a civil judgment in the amount of xx.
1st installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
2nd installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in collection and the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.

The loan modification agreement was made between (borrower) xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower)xx.
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $x,xxx.xx beginning from x/xx/xxxx. The maturity is x/xx/xxxx. There is no provision for the balloon payment.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 650 |-xx-xx-290 |-xx-| -44.61538% Comment: Amoertization Term Months are 360. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Borrower's Income is impacted by covid-19 No.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 650   Variance: -290   Variance %: -44.61538%   Comment: Laon Original Maturity Temr Months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Appirals is missing.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 000004321110000000000099   Variance:    Variance %:    Comment: Payment History String Reversed is 000012341100000000000012.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001000   Tape Value: 990000000000011123400000   Variance:    Variance %:    Comment: Payment History String Reversed is 210000000000011432100000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 23.212%   Tape Value: 3059.800%   Variance: -3036.588%   Variance %: -3036.58800%   Comment: Post Close DTI is 23.212%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refiannce Per Application is UN.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: -3652 (Days) Variance %: Comment: Stated Maturity Date is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from loan file; however values are updated as per estimated HUD which is located atxx."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at CA State. However following state disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer RecommendationDisclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54849503	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,963.28	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	535	Not Applicable	50.681%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	2.154%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignee is “xx”.

No active judgments or lien have been found against the borrower or subject property.
The combined taxes for xxxx-xxxx are paid off in the amount of $xx,xxx.xx.
No any prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
At time of origination Borrower was working as xx.
No evidences are available regarding foreclosure process and bankruptcy case.
The comment dated x/xx/xxxx shows that reason for default is illness of borrower.
The comment dated x/xx/xxxx shows that subject property got damaged due to fire. The claim was filed by borrower with claim amount of xxK. Claim amount has not been received. No further details have been found regarding damages/repairs. Hence, we are unable to determine whether the property has been repaired or not.
The loan was modified on xx with new principal balance of $xxx,xxx.xx and the new interest bearing principal amount is in the amount of $xxx,xxx.xx.The borrower has promised to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% that began from xx to the new maturity date of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of $xxx,xxx.xx and the new interest bearing principal amount is in the amount of $xxx,xxx.xx.The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx to the new maturity date of xx.

Affiliated Business Disclosure Good Faith Estimate Missing Dicsloures	Field: Age of Loan Loan Value: 81 Tape Value: 1 |-xx-| 80 |-xx-| 8000.00000% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx
Field: Mod Step 1 Date   Loan Value: 11/xx/2020   Tape Value: 11/xx/2025   Variance: -1826 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.154%   Tape Value: 3.154%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 11/xx/2025   Tape Value: 11/xx/2026   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.154%   Tape Value: 3.398%   Variance: -0.244%   Variance %: -0.24400%   Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: xx
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 100000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001000   Tape Value: 000000000000000000000001   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $298148.96   Tape Value: $284721.72   Variance: $13427.24   Variance %: 4.71591%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54887570	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,591.64	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.850%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	571	561	13.810%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12-xx-2009	xx	Not Applicable	4.500%	xx	11/xx/2009 12:00:00 AM	Financial Hardship	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx. The chain of assignment has not been completed as the mortgage is currently with xx instead of the current assignee xx.
The subject mortgage is at xx as there are x active senior Mortgage against the subject property. First was recorded xx. Second was recorded on xx. The final HUD-x does not reflect the pay-off for above said senior mortgages. The final title policy does not reflect any prior mortgage. Possible title claim can be filed. The satisfaction of mortgage has not been found. This can be cured if satisfaction of mortgage is made and recorded.
The annual Combined Taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.
The loan has been modified once since origination. The modification agreement was made on xx with the new principal balance of $xxx,xxx.xx. The rate was started from x.xx% with P&I $xxx.xx. The first payment had begun from xx and ends with the maturity date of xx. The rate changes in x steps ending at the rate of interest x.xx% and P&I $x,xxx.xx.

As per xx report the debtor had filed bankruptcy under chapter-xx xx. Schedule D of Voluntary Petition dated xx shows that amount of claim without deduction value of collateral is xx and value of property is xx; therefore the unsecured portion is xx.The POC was filed by subject creditor on xx with the secured claim amount xx and an arrearage in the amount of xx. The plan was confirmed on xx and as per plan dated xx the debtor shall cure pre-petition arrears through the plan with monthly payment of xx. The bankruptcy was discharged on xx and was fully terminated on xx. As per trustees final report dated xx the debtor has paid arrears in the total amount of $xx,xxx.xx.

No evidence of foreclosure has been found.
The property is owner occupied and no visible damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xx report the debtor had filed bankruptcy under xx. Schedule D of Voluntary Petition dated xx shows that amount of claim without deduction value of collateral is xx and value of property is xx; therefore the unsecured portion is xx.The POC was filed by subject creditor on xx with the secured claim amount xx and an arrearage in the amount of xx. The plan was confirmed on xx and as per plan dated xx the debtor shall cure pre-petition arrears throgh the plan with monthly payment of xx. The bankruptcy was discharged on xx and was fully terminated on xx. As per trustees final report dated xx the debtor has paid arrears in the total amount of $xx,xxx.xx.	The loan has been modified once since origination. The modification agreement was made on xx with the new principal balance of $xxx,xxx.xx. The rate was started from x.xx% with P&I $xxx.xx. The first payment had begun from xx and ends with the maturity date of xx. The rate changes in x steps ending at the rate of interest x.xx% and P&I $x,xxx.xx.	Affiliated Business Disclosure Credit Application	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 513 |-xx-xx-153 |-xx-| -29.82456% Comment: Amortization termmonths is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx.
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx.
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000001000000000000000117   Variance:    Variance %:    Comment: Payment history string is 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 711000000000000000100000   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 32.868%   Tape Value: 4669.600%   Variance: -4636.732%   Variance %: -4636.73200%   Comment: Post close dti per 1003 is Unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refinance per application is Unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The final HUD-1 reflects settlement date as xx; however, the loan was originated on xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55074229	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,118.82	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10-xx-2015	xx	xx	3.250%	xx	01-xx-2015	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx with lender xx and recorded on xx for the amount of xx
The chain of assignment has not been completed, currently the assignment is with xx
There is a senior mortgage originated on xx with lender xx and recorded on xx for the amount of xx
The first civil judgment was recorded on xx for the amount of xx in the favor of xx
The second civil judgment was recorded on xx for the amount of xx in the favor of xx
County taxes for the year xxxx are paid in the amount of xx
 No prior delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The tape shows the current UPB as $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent  for x month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The tape shows the current UPB as $xxx,xxx.xx.
The process of foreclosure has been initiated the file was referred to an attorney on xx However, no further details have been found regarding the foreclosure.
No comments have been found regarding the bankruptcy.
The loan has been modified since the origination.
The reason for default is unable to be determined.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-xx.

Foreclosure Comments:The process of foreclosure has been initiated the file was referred to an attorney on xx. However, no further details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx and the borrower xx on x/xx/xxxx, the new principal balance as per mod is $xxx,xxx.xx. The first payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. The amount of $xx,xxx.xx is the deferred principal balance and the $xxx,xxx.xx is the interest bearing balance. The deferred principal balance of $xx,xxx.xx will be due on balloon payment. The modified P&I is in the amount of $xxx.xx with an interest rate of x.xxx%.	Affiliated Business Disclosure Credit Application Credit Report Origination Appraisal	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $28162.00 |-xx-| $-28162.00 |-xx-| -100.00000% Comment: The deferred balance is $0.00. Tape Source: Initial Tape Type:
Field: Original Stated Rate   Loan Value: 8.50000%   Tape Value: 3.25000%   Variance: 5.25000%   Variance %: 5.25000%   Comment: The stated rate is 8.500%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: No discreancy Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file. However, the copy of asspraisal dated xx located at "xx" is available, which is more than 120 days before the loan origination date."
* Missing credit report (Lvl 2)     "Credit report is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55085871	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,575.37	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.869%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	4.375%	xx	01-xx-2019	Financial Hardship	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx.
Chain of assignment is complete as the current assignee is xx.
There is a junior State tax lien in the amount of $xxx.xx in favor of xx which was recorded on xx/xx/xxxx.
The annual tax is $xx.
Payment history as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is xx months behind its regular payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing bankruptcy has been found. No evidence of damage or repair on subject property has been found. As per comment dated xx/xx/xxxx the reason for default is home repair.

Update-
The loan is currently in bankruptcy.
As per comment dated xx/xx/xxxx, the borrower had filed bankruptcy under xx. The deadline to file the POC was set fo rxx.
As per comment dated xx/xx/xxxx, the sale has been scheduled for xx. As per comment dated xx/xx/xxxx, the judgment was entered on xx with the loan amount of xx. As per comment dated xx/xx/xxxx, the file is placed on hold due to bankruptcy. The same dated comment shows the sale has been cancelled.
No damages were reported. As per comment dated xx/xx/xxxx, the subject property is owner-occupied.

Foreclosure Comments:Evidence of Foreclosure has been noted in the servicing comment. As per servicer tape the xx. Later, as per comment dated xx/xx/xxxx the FC was placed on hold due to loss mitigation. Same comment further states that the user has ended the hold. No further information is available.

Update-
As per comment dated xx/xx/xxxx, the sale has been scheduled for xxx. As per comment dated xx/xx/xxxx, the judgment was entered on xx with the loan amount of xx. As per comment dated xx/xx/xxxx, the file is placed on hold due to bankruptcy. The same dated comment shows the sale has been cancelled.
Bankruptcy Comments:As per comment dated xx/xx/xxxx, the borrower had filed bankruptcy under xx. The deadline to file the POC was set for xx.	The latest modification agreement has been made between borrower and lender effective from xx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with fixed interest rate of x.xxx % and P&I of $xxx.xx. First payment was started from xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value:xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed for TILA Finance Charge Test and for TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA Finance Charge Test and for TILA Foreclosure Rescission Finance Charge Test.
Loan data xx comparison data xx hence the variance is  xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow accounting disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55104141	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.180%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest xx.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest xx.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
No comments have been found regarding reason for default.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Update:
The current status of the loan is collection.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xx,xxx.xx.
As per comment dated xx the subject property is owner occupied.
As per comment dated xx the borrower’s income was impacted by Covid-xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $499.74   Variance: $-499.74   Variance %: -100.00000%   Comment: Deferred principal balance as per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000044444444444444444   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444440000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 227   Tape Value: 228   Variance: -1   Variance %: -0.43859%   Comment: Stated remaining term are 227.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: As per appraisal report, Subject property type is manufactured housing. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "ComplianceEase Risk indicator is "Significant" due to :

NC Rate Spread Home Loan Test: Result FAIL
NC RSHL DTI Provided Test: Result FAIL
NC RSHL Documentation Type Test: Result FAIL"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "NC Rate Spread Home Loan Test: Result FAIL
This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

NC RSHL DTI Provided Test: Result FAIL
This loan failed the DTI provided test. (NC HB 1817 Section 4(c) (SL2007-0352))
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.

NC RSHL Documentation Type Test: Result FAIL
This loan failed the documentation type test. (NC HB 1817 Section 4(c)(1), (c)(2) (SL2007-0352))
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided."
* Property is Manufactured Housing (Lvl 4) "According to the Appraisal report dated 9/xx/2009 located at “xx” the subject property type is manufactured home. Short form policy located at “xx” does not incorporated ALTA 7 Endorsement with it. VIN# is not provided with the legal description of subject mortgage. Tax report attached with updated title report reflects property type as manufactured home. However, there is no evidence found of affixation affidavit."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to:
TILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Data $154,869.11 Comparison Data $154,942.10 Variance-$72.99
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $154,942.10. The disclosed finance charge of $154,869.11 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.

1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55155161	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,988.90	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.450%	480	480	xx	xx	Not Applicable	HELOC	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	39.925%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	6/xx/2012 12:00:00 AM	xx	Not Applicable	4.000%	xx	6/xx/2012 12:00:00 AM	Financial Hardship	According to updated title report dated xx the subject mortgage was originated on xx with the Lender “xx” for the amount of xx and was recorded xx. The chain of assignment has been completed and currently the assignment is with "xx" and was recorded on xx There is an active junior mortgage was originated on xx with the lender xx in the amount of xx and was recorded on xx There is an active junior state tax lien against the borrower for the amount of xx in favor of "xx" recorded on xx The 1st and 2nd installment of county taxes for the year xx have been paid in the total amount of xx. No prior years delinquent taxes have been found.	Review of updated payment history as of x/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPb as of date is in the amount of $xxx,xxx.xx.	Collections Comments:Review of updated payment history as of x/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPb as of date is in the amount of $xxx,xxx.xx. No records of active foreclosure and bankruptcy have been found in the latest servicing comments.
The loan was modified between the borrower “xx” and the lender “xx” on xx with the new principal balance of xx The borrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx%. The payment had begun from xx and ended with a maturity date of xx
No bk, fc and damages found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower “xx” and the lender “xx” on xx with the new principal balance of xx The borrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx%. The payment had begun from xx and ended with a maturity date of xx

Affiliated Business Disclosure Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $14322.92 |-xx-| $-14322.92 |-xx-| -100.00000% Comment: $0.00 Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 237 (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Missing Borrower Billing Rights (RESPA) (Lvl 3) "Borrower Billing Rights Disclosure is missing from the loan file."
* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC Disclosure is missing from the loan file."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55171967	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$396.40	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.400%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2020	xx	Not Applicable	8.100%	xx	05/xx/2020	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment is incomplete and no single assignment of mortgage is available in the updated title report. The current assignment should be with “xx". No active judgments or liens found. The county annual taxes for the year xxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxxx is due for xx/xx/xxxx in the amount of $xxx.xx. The county annual taxes for the year xxxx are due in the amount of $xxx.xx till xx/xx/xxxx. No prior years delinquent taxes have been found.	Review of updated payment history as of x/xx/xxxx reveals that the borrower is current with the loan and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The seller tape data reflects UPB in the amount of $xxx,xxx.xx till the due date x/xx/xxxx. The current P&I is $xxxx.xx, PITI is $xxxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is current in bankruptcy and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The seller tape data reflects UPB in the amount of $xxx,xxx.xx till the due date x/xx/xxxx. The current P&I is $xxxx.xx, PITI is $xxxx.xx and interest rate is x.xxx%.
The loan was modified on xx between the borrower “xx” and the Lender “xx” with the new principal balance xx The Lender has agreed to forgive xx which exceeds x% of the modification amount. The borrower has promised to pay the new modified monthly P&I in the amount of $x,xxx.xx at the initial interest rate of x.xxx%. The payment had begun from xx and ended with a maturity date of xx
xxxx at the time of origination is missing from the loan file hence unable to determine employment of the borrower.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
According to PACER “xx” (debtor) had filed bankruptcy under chapter xx with xx. Schedule-D in voluntary petition shows xx as unsecured portion out of claim amount xx and the value of collateral is xx on xx The “Order Confirming Plan” dated xx states that the chapter xx plan which was filed on xx has been confirmed. The plan reflects that the debtor has to pay $xxx.xx monthly for xx months. The debtor will make direct payment to the secured creditor in the amount of $xxxx.xx monthly resumed from xx for the amount of debt of xx. The original POC was filed by the creditor “xx” on xx with xx for the secured claim in the amount of xx and for the arrearage of xx The Trustee files an objection to the creditor’ claim#xx-x as the debtor’s Motion to Approve and/or Modify Mortgage was granted by Court on xx and the account would have been brought current, with the remaining debt being paid outside the Chapter xx plan. Accordingly, the creditor’s claim is no longer due to be paid through the Chapter xx plan hence the Trustee objects to Court Claim#xx of xx, and request Court to reduce the claim to the amount paid, with a balance of zero, and for any such other relief as this Court deems proper. The Amended Claim was filed with claim#xx-x on xx for the secured claim amount of xx new principal balance as of loan modification) with $x.xx arrearage amount. The motion for Relief from Stay was filed on xx and the stay conditionally denied on xx The Notice of Mortgage Payment Change filed recently on xx and the new total payment is xx The date of last filing is xx
No comment pertaining damage to the subject property has been observed.
The borrower’s income has been impacted by COVID-xx. The servicing comment dated xx states that are the reason for default is reduction in income. No further information is available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER “xx” (debtor) had filed bankruptcy under chapter xx with xx. Schedule-D in voluntary petition shows xx as unsecured portion out of claim amount xx and the value of collateral is xx on xx The “Order Confirming Plan” dated xx states that the chapter xx plan which was filed on xx has been confirmed. The plan reflects that the debtor has to pay $xxx.xx monthly for xx months. The debtor will make direct payment to the secured creditor in the amount of $xxxx.xx monthly resumed from xx for the amount of debt of xx The original POC was filed by the creditor “xx” on xx with claim#xx-x for the secured claim in the amount of xx and for the arrearage of xx The Trustee files an objection to the creditor’ claim#xx-x as the debtor’s Motion to Approve and/or Modify Mortgage was granted by Court on xx and the account would have been brought current, with the remaining debt being paid outside the Chapter xx plan. Accordingly, the creditor’s claim is no longer due to be paid through the Chapter xx plan hence the Trustee objects to Court Claim#xx of xx, and request Court to reduce the claim to the amount paid, with a balance of zero, and for any such other relief as this Court deems proper. The Amended Claim was filed with claim#xx-x on xx for the secured claim amount of xx new principal balance as of loan modification) with $x.xx arrearage amount. The motion for Relief from Stay was filed on xx and the stay conditionally denied on xx The Notice of Mortgage Payment Change filed recently on xx and the new total payment is $xxxx.xx. The date of last filing is xx	The loan was modified on x/xx/xxxx between the borrower “xx” and the Lender “xx” with the new principal balance of$xxx,xxx.xx. The Lender has agreed to forgive $xx,xxx.xx which exceeds x% of the modification amount. The borrower has promised to pay the new modified monthly P&I in the amount of $x,xxx.xx at the initial interest rate of x.xxx%. The payment had begun from x/xx/xxxx and ended with a maturity date of xx/xx/xxxx. The modification has total x steps.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Yes Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000001000   Tape Value: 103544332343332354465432   Variance:    Variance %:    Comment: 0123MMM43233433233444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000100000000000000000000   Tape Value: 234564453333343233435301   Variance:    Variance %:    Comment: 44444433233433234MMM3210   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $147969.89   Tape Value: $143979.38   Variance: $3990.51   Variance %: 2.77158%   Comment: $147,969.89   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 11/xx/2046 Tape Value: 11/xx/2037 Variance: 3269 (Days) Variance %: Comment: 11/xx/2046. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55212146	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,057.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.700%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	622	Not Applicable	46.388%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx. There is an active senior/prior Mortgage available in the updated title report in the amount of xx in favor of "xx." and which was recorded on xx There is an active prior HOA Lien available in the updated title report in the amount of xx in favor of "xx" and it was recorded on xx The annual combined taxes for xxxx have been paid in full in the amount of xx on xx No prior year delinquent taxes have been found in the updated title report.

Update:
As per the review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx.
There are two judgment (credit card judgment (or Consumer debt)) open against the borrower in the total amount of xx with xx
The annual combined taxes for xxxx are paid off in the amount of xx on xx
As per updated title report, no prior year taxes are delinquent.
The loan was originated on xx and the xst payment due is xx
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.

Update
The latest payment history is missing from x/xx/xxxx to xx/xx/xxxx. Tape data shows next due date as xx/xx/xxxx. Unable to determine the last payment received date. Tape shows UPB as $xxx,xxx.xx.
The borrower is currently paying as per the original note terms
Collections Comments:The loan was originated on xx and the xst payment due is xx The borrower has been a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Cash Out Loan Value: xx Tape Value: $-xx |-xx-| xx |-xx-| -773.28961% Comment: The cash out of the loan is xx but tape shows as xx Tape Source: Initial Tape Type:
Field: Rate Lock Date   Loan Value: xx   Tape Value: xx   Variance: 48 (Days)   Variance %:    Comment: The rate was locked on xx but tape shows as xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: No FC proceedings are available since the 1st payment due date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (8.021%) is exceeded APOR (5.160%) by 2.861%. The APR threshold is 5.160% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL   Charged: 8.021%      Allowed: 5.160%     Over by: +2.861%"
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $242,901.83. The disclosed finance charge of $242,746.83 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $242,901.83. The disclosed finance charge of $242,746.83 is not considered accurate for purposes of rescission because it is understated by more than $35."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL    Charged: 8.021%      Allowed: 5.160%     Over by: +2.861%"
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "This loan failed the qualified mortgage DTI threshold test. ( 12 CFR §1026.43(e)(2)(vi) )This loan has a qualified mortgage DTI of 46.388%.A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent, calculated in accordance with Appendix Q. The loan is manual underwritten. The DU recommendation is Refer with Caution. SOL expired. Downgraded to LVL 2."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55294511	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,979.13	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	3/xx/2012 12:00:00 AM	xx	Not Applicable	4.140%	xx	09-xx-2012	Financial Hardship	Review of the updated title report dated xx shows that the subject mortgage was originated on xx with the borrower xx and lender xx which was recorded on xx The chain of assignment is complete as the assignment of mortgage is currently with the “xx
There is an active junior UCC mortgage in the amount of xx which was recorded on xx in favor of xx
1st installment of County tax for the year of xx has been paid on xx in the amount of xx
2nd installment of County tax for the year of xx has been paid on xx in the amount of xx
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
Loan Modification agreement was made between borrower and lender on xx The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which was begun on xx The new modified principle balance is in the amount of xx and the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which was begun on xx The new modified principle balance is in the amount of xx and the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Credit Report Right of Rescission	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Borrower #1 Middle Name is xx Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest Calculation Type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance per Application.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 184 (Days) Variance %: Comment: Stated maturity Date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55354752	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,373.50	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,496.31	xx	7.090%	360	360	xx	xx	Not Applicable	Conventional	Fixed	120	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	565	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	xx	2.625%	xx	01-xx-2018	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment is incomplete. Currently, the mortgage assignment is with xx.
No active judgments or liens have been found.
First and second installment county taxes of xxxx have been paid in the total amount of $x,xxx.xx.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in collections. The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. No foreclosure proceedings have been found. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found. As per comment dated x/xx/xxxx, the reason for default is curtailment of income and comment dated x/xx/xxxx states that the reason for default is unemployment. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx and a new principal balance is $xxx,xxx.xx. From UPB, the principal balance was deferred in the amount of $x,xxx.xx. The interest bearing amount was $xxx,xxx.xx with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. The step rate was in x steps ending at rate x.xxxx% and P&I will be $x,xxx.xx applicable from xx/xx/xxxx to maturity date xx.	Affiliated Business Disclosure Credit Application	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 508 |-xx-xx-148 |-xx-| -29.13385% Comment: Amortization term is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest ony period is Yes.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan doc type is No Doc.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 508   Variance: -148   Variance %: -29.13385%   Comment: Maturity month is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 11/xx/2023   Tape Value: 10/xx/2023   Variance: 31 (Days)   Variance %:    Comment: Step 1 date is 11/xx/2023   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 11/xx/2024   Tape Value: 10/xx/2024   Variance: 31 (Days)   Variance %:    Comment: Step 2 date is 11/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx  Comment: LTV is xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001000000000000000   Tape Value: 112220110011111101000055   Variance:    Variance %:    Comment: Payment history string is MMMM1111121110011222110.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000100000000   Tape Value: 550000101111110011022211   Variance:    Variance %:    Comment: Payment history string is MMMM1111121110011222110.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1 settlement date is 5/xx/2007 which is different than Note date 5/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55413554	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,762.66	$1,762.66	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.580%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with xx
No active liens and judgments have been found against the borrower and subject property.
1st installment of County taxes for year xxxx was delinquent in the amount of $xxx.xx on x/xx/xxxx.
2nd installment of County taxes for year xxxx was delinquent in the amount of $xxx.xx on xx/xx/xxxx.
2nd installment of County taxes for year xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.

1st installment of Utilities charges for year xxxx was delinquent in the amount of $xx.xx on x/xx/xxxx.
2nd installment of Utilities taxes for year xxxx is due in the amount of $xx.xx on xx/xx/xxxx.

The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxxx.xx and interest rate is xx.xx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxxx.xx and interest rate is xx.xx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.

The debtor (xx) had filed Bankruptcy under xx on xx with the xx

Schedule D in voluntary petition dated xx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx

According to the debtor's chapter-xx plan which was filed on xx the debtor shall make regular ongoing mortgage payment in the amount of xx for xx months to the trustee total arrearage of xx through the plan with monthly amount of xx This plan was confirmed on xx

The POC was filed on xx with the secured claim xx & with an arrearage of xx The deadline for POC filing is xx

The MFR was filed on xx

No evidence has been filed regarding foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under xx.

Schedule D in voluntary petition dated xx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx However, unsecured portion remain as xx

According to the debtor's chapter-xx plan which was filed on xx the debtor shall make regular ongoing mortgage payment in the amount of xx for xx months to the trustee total arrearage of xx through the plan with monthly amount of xx This plan was confirmed on xx

The POC was filed on xx with the secured claim xx & with an arrearage of xx. The deadline for POC filing is xx

The MFR was filed on xx	Not Applicable	Credit Application	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $6045.81 |-xx-| $-6045.81 |-xx-| -100.00000% Comment: Deferred Principal (Modification) per Payment History is $0.00 Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 7/xx/2013   Variance:    Variance %:    Comment: Doc Date of Last Modification is Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest Calculation Type is 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000121   Tape Value: 000000011033233221000001   Variance:    Variance %:    Comment: Payment History String is 110010011112333344311112   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 121000000000000000000000   Tape Value: 100000122232330110000000   Variance:    Variance %:    Comment: Payment History String Reversed is 211113443333211110010011   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 202 Tape Value: 151 Variance: 51 Variance %: 33.77483% Comment: Stated Remaining Term are 202 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to:

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $444,621.90. The disclosed finance charge of $444,445.00 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )The finance charge is $444,621.90. The disclosed finance charge of $444,445.00 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $444,621.90. The disclosed finance charge of $444,445.00 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )The finance charge is $444,621.90. The disclosed finance charge of $444,445.00 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55430870	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,855.76	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.630%	240	240	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2018 12:00:00 AM	xx	Not Applicable	5.375%	xx	3/xx/2018 12:00:00 AM	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment is complete.
No active judgments or liens have been found.
No delinquent taxes have been found for the prior years.

Update:-
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of school and combined taxes for xxxx has been paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	The Payment History dated as of x/xx/xxxx states that the borrower is delinquent for x month and last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.

Update:-
According to payment history as of xx/xx/xxxx, the borrower has been delinquent for x months, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The Payment History dated as of x/xx/xxxx states that the borrower is delinquent for x month and last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.
According to the PACER, the borrower had filed the bankruptcy under chapter-xx with xx.
According to the final trustee report dated xx, the borrower has paid arrearage amount of $xx,xxx.xx
Debtor was discharged on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower had filed the bankruptcy under chapter-xx with xx.
According to the final trustee report dated xx, the borrower has paid arrearage amount of $xx,xxx.xx
Debtor was discharged on xx.
The loan modification agreement was made between borrower xx with a new principal balance of $xxx,xxx.xx with fixed rate of x.xxx%. The borrower has promised to pay monthly P&I payment in the amount of $xxx.xx beginning on x/xx/xxxx till the maturity date of x/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 384 |-xx-xx-144 |-xx-| -37.50000% Comment: Amortization term months (CE, S&P) is 240 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is no   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy (Post-loan origination) is yes   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan documentation type is no documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 384   Variance: -144   Variance %: -37.50000%   Comment: Loan Original maturity term months is 240   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 110003322222211111111004   Tape Value: 110001211002432121021000   Variance:    Variance %:    Comment: Payment history string is 2121112232012334423123MM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 400111111112222223300011   Tape Value: 000120121434200112100011   Variance:    Variance %:    Comment: Payment history string reversed is MM3213244332102322111212   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $145000.00 Variance: Variance %: Comment: Sales price (HUD-1 line 101) is not applicable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file. However the values are updated from the loan statement."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55447249	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.651%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	615	648	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	8.471%	xx	01-xx-2018	Financial Hardship	According to updated title report dated xx/xx/xxxx the subject mortgage was originated on xx

According to updated title report dated xx/xx/xxxx there is no judgment and liens available in title report

xxxx combined annual taxes are Paid off and  No prior years delinquent taxes have been found pending.

The payment history dated x/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:Collection comments
The loan is performing. The payment history dated x/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.

The loan modification agreement was made between (Borrower) and (Lender) on xx with a new principal balance of $xxx,xxx.xx with fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on x/xx/xxxx till the maturity date of xx.

No further evidences have been found regarding foreclosure proceedings.

Bankruptcy was filed by "xx” under the chapter xx case#xx date xx. The deadline for filing the POC was set for xx and the subject creditor filed the POC on xx (Deadline date) with secured claim amount of $xxx,xxx.xx, unsecured amount is $x.xx and arrearage is $x,xxx.xx. However, which is before date of POC bar date and Deadline date the Bankruptcy filing date and Bankruptcy was discharged on xx and was terminated on xx.

According to updated title report dated xx/xx/xxxx the subject mortgage was originated on xxx

According to updated title report dated xx/xx/xxxx there is no judgment and liens available in title report

xxxx combined annual taxes are Paid off and No prior years delinquent taxes have been found pending.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter xx case#xx date xx. The deadline for filing the POC was set for xx and the subject creditor filed the POC on xx (Deadline date) with secured claim amount of $xxx,xxx.xx, unsecured amount is $x.xx and arrearage is $x,xxx.xx. However, which is before date of POC bar date and Deadline date the Bankruptcy filing date and Bankruptcy was discharged on xx and was terminated on xx.	The loan modification agreement was made between (Borrower) and (Lender) on xx with a new principal balance of $xxx,xxx.xx with fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on x/xx/xxxx till the maturity date of xx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy is yes Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -92 (Days)   Variance %:    Comment: Doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000110010000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000010011000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $236159.67   Tape Value: $235981.40   Variance: $178.27   Variance %: 0.07554%   Comment: Principal balance stated in Mod is $236,159.67   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 7820 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Hud-1 and closing statement is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Final appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing"
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55453949	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$438.22	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage xx.
The chain of the assignment has been completed. The latest assignment is with xx.
No active liens and judgment have been found.
Annual county taxes for the year xxxx have been paid on xx/xx/xxxx in the amount of xx.
Annual county taxes for the year xxxx are due on xx/xx/xxxx in the amount of xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of P&I xx with the rate of interest of xx.xx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of xx.

Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of P&I $xxx.xx with the rate of interest of xx.xx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of xx
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the BPO report dated xx/xx/xxxx located at " xx", the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Borrower #1 Middle Name Loan Value: Long Tape Value: L |-xx-| |-xx-| Comment: As per the note, the borrower#1 middle name is Long. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: As per the note, the interst calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclsoure was initiated.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: The subject property type is manufactured housing. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination is located at “xx” shows the type of subject property as a manufactured home with serial#/VINxx. The manufacturer name was Southern Manufacturer which was on 10/xx/1997 and the model# xx. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached to the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached to the updated title report shows that the subject property type is “Single Wide Manufactured Home”. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE failed to significant due to the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

The loan is also failed for the following tests.
NC RSHL DTI Provided Test.
NC RSHL Documentation Type Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The loan is failed due to the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

The loan is also failed for the following tests.
NC RSHL DTI Provided Test.
NC RSHL Documentation Type Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55514908	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,813.19	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$956.25	xx	6.375%	360	360	xx	xx	xx	Conventional	Fixed	120	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	34.463%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2015	xx	Not Applicable	2.250%	xx	06/xx/2015	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has been completed as the current assignment is with xx
No active judgments or liens have been found.
Annual county taxes for the year of xxxx have been paid on xx/xx/xxxx in amount $x,xxx.xx.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
No comments have been found regarding reason for default.
No foreclosure activity has been found.
According to the PACER report, the borrower “xx.” had filed for bankruptcy under xx. The loan is in active bankruptcy.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Update:
The current status of the loan is performing.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure evidence has been found.
As per the collection comment dated xx the bankruptcy case was discharged. Further details not provided.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower “xx” had filed for bankruptcy under xx and the plan was confirmed on xx The POC was filed by the creditor xx with the POC amount of xx and the amount of arrearage is xx As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $x,xxx.xx for the period of xx months under Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx However, the unsecured portion is xx No comment has been found indicating a cram-down.  The loan is in active bankruptcy.

Update:
As per the collection comment dated xx the bankruptcy case was discharged. Further details not provided.	The loan modification agreement was made between “xx” (borrower) and “xx” (lender) effective date xx/xx/xxxx. The new modified unpaid principal balance is $xxx,xxx.xx and Interest bearing amount is $xxx,xxx.xx. The Borrower is making the payment as per the modification terms would be x.xxx% and modified P&I is $xxx.xx. The new maturity date is x/xx/xxxx.
The modification agreement has three steps.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 542 |-xx-xx-182 |-xx-| -33.57933% Comment: Amortization Term Months 360 Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest Only Period available in loan file.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1281 (Days)   Variance %:    Comment: Last payment History Received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 446   Variance: -86   Variance %: -19.28251%   Comment: Loan original Mautirty term Months is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 6/xx/2015   Tape Value: 5/xx/2021   Variance: -2161 (Days)   Variance %:    Comment: Mod Step 1 date is 6/xx/2015.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.250%   Tape Value: 3.625%   Variance: -1.375%   Variance %: -1.37500%   Comment: Mod Step 1 rate is 2.250%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.37500%   Tape Value: 6.38000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original Stated Rate is 6.37500%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000100343443333   Tape Value: 333321111000000000000000   Variance:    Variance %:    Comment: Payment History String 444444111000mmmmmmmmmmmm   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 333344343001000000000000 Tape Value: 000000000000000111133333 Variance: Variance %: Comment: Payment History String Reversed mmmmmmmmmmmmmmmm00011144 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.

1.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2.Disclosure of Additional Fees"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55523553	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,272.05	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	38.224%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the Pro-title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently the assignment is with xx.
No active judgments or liens have been found.
The annual combined taxes of xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the review of payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P & I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:The loan is currenlty in bankruptcy.
According to the review of payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for payment is xx. The last payment was received on xx. The current UPB reflected in the payment history is in the amount of xx till the due date of xx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Currently, the borrower is working as Pharmacist in Montgomery Drug since xxx months.

Update:
The current status of the is bankruptcy.
As per the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is xx.
As per the collection comment dated xx, the arrears amount was paid in full. Further details not provided.
No comments related to occupancy and the current condition of the subject property have been found. CCs do not show any damage.
As per the application, the borrower has been working at Montgomery Drug as a pharmacy for xxx months.
:

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xxx,xxx.xx and the amount of arrearage was $xx,xxx.xx.Schedule-D in Voluntary petition shows $x,xxx.xx as unsecured portion out of claim amount $xxx,xxx.xx and the value of collateral is $xxx.xx.xx. Did not see comments indicating a cram down. The date of last filing is x/xx/xxxx.

Update:
As per the collection comment dated xx/xx/xxxx, the arrears amount was paid in full. Further details not provided. The bankruptcy is active.
Not Applicable	Field: Current Legal Status Loan Value: Bankruptcy-Current Tape Value: Bankruptcy |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2020   Variance: 1357 (Days)   Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Post Close DTI as per Calculations is 36.456%   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Post Close Housing Ratio as per Calculations is 23.644% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.588%) is exceeded APOR (6.340%) by 0.248%. The APR threshold is 6.340% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.588%    Allowed: 6.340%    Over by: +0.248%"
* Higher Price Mortgage Loan (Lvl 3)     "Loan failed the Higher-Priced Mortgage Loan Test due to APR Charged: 6.588% APR Threshold : 6.340% Over by +0.248%.
Higher Price Mortgage Disclosure signed by borrower is available and located in the loan file at "xx""
* Income documentation does not meet guidelines (Lvl 3)     "Latest Pay Stubs of borrower xx..
W2 of borrower xx."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, this loan is EPD and in Bankruptcy. The payment history located at "xx#2 reflects that the last payment was received on xx. The first payment was due on xx No information is available in the loan file regarding bankruptcy only tape data shows that current legal status of loan is bankruptcy."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55532481	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,452.76	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	26.671%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the Pro-title report dated x/xx/xxxx, the subject mortgage was originated on xx with xx which was recorded on xx
The chain of assignment has been completed as the loan was originated with xx
No active judgments or liens have been found.
The 1st to 4th installments combined taxes of xxxx are due in the total amount of xx
No prior year’s delinquent taxes have been found.

Update: According to the pro-title report dated x/xx/xxxx, the subject mortgage was originated on xx with xx which was recorded on xx with the loan amount of xx
No active judgments or liens have been found.
The combined taxes for xxxx-xxxx (4th installment) are due in the total amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.

Update: According to a review of the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The date of the last payment received is not available. The interest rate is x.xx %, and P&I is $xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:As per the collection comments as of x/xx/xxxx, the loan is performing and borrower is current with the payments.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

The borrower is xx at xx from last xx years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: "Collateral Value used for Underwriting: xx Amount: xx CLTV = xx " Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: "Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx "   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: 0000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: 0000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: "The Note reflects the Maturity Date as xx " Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Sales contract dated less than 91 days from acquisition date by seller. Seller obtained subject property on xx via life estate retention. purchase contract for buyer was signed xx
																																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55599752	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,761.34	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	36.893%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	2.500%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated xx There are two civil judgments recorded on xx The annual taxes have been paid in the amount of $ x,xxx.xx. No prior year delinquencies have been found.	According to the payment history as of x/xx/xxxx the borrower has been delinquent for xx months. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The collection comments review states that the loan is in collection.
No foreclosure activity has been found in the avialble comments.
No bankruptcy records found.
As per comments the property has been owner occupied. The property condition is unable to be determined.
No employment related information found regarding the borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made on between the borrower and the lender. As per modified terms the borrower prmises to pay the modified UPB in the amount of xx The payments were started from xx with the P&I $xxx.xx and interest rate of x.x% which will step up in three steps up to x.xx%. The maturity date will be xx This modification does not contain balloon provision.	Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 658 |-xx-xx-418 |-xx-| -63.52583% Comment: Amortization term Months Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No Balloon per Note   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001334444   Tape Value: 999999987654322100087654   Variance:    Variance %:    Comment: Missing Payment History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444433100000000000000000   Tape Value: 456780001323456789999999   Variance:    Variance %:    Comment: Missing Payment History   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 37.514%   Tape Value: 3651.000%   Variance: -3613.486%   Variance %: -3613.48600%   Comment: Post Close DTI per 1003   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Refinance per Application   Tape Source: Initial   Tape Type:
																																																																																																				Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $85000.00 Variance: Variance %: Comment: Refinance per Note Tape Source: Initial Tape Type:	3: Curable		* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan files."	* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per note the loan origination date is xx however, the ROR transaction date is xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55638307	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,309.36	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	46.025%	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	4.125%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently the assignment is with xx. It should be with xx.
The senior mortgage originated on xx. According to the Subordination Agreement xx, the senior mortgage was subordinated and the lien of the subordinate mortgage be taken as Junior to the Lien of the subject mortgage.
1st and 2nd instalment taxes for the year of xxxx have been due in the amount of xx.
1st, 2nd, 3rd and 4th instalment taxes for the year of xxxx have been paid in the amount of xx.
Annual utility charges for the year of xxxx have been delinquent in the amount of xx.

According to a review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is in the amount of xx.	Collections Comments:The collection comment as of xx/xx/xxxx, shows that the loan is in an active bankruptcy and according to a review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is in the amount of xx.
The review of the collection comment shows no indication of post-closing foreclosure activity. According to the xx the borrower xx had filed for bankruptcy under chapter-xx with the xx on xx. The plan was confirmed on xx. The last date of filing is on xx. Currently the loan is an active bankruptcy.
According to comment dated x/xx/xxxx the borrower’s income is impacted by Covidxx. Also the comment dated x/xx/xxxx, shows that the reason for default is reduced income due to the Covid. The collection comment dated xx/xx/xxxx, states that the x month forbearance plan approved for the borrower.
The subject property is owner occupied and there are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx. the borrower xx on xx. The plan was confirmed on xx.The POC was filed on xx, the POC amount is xx and the arrearage amount is xx The debtor shall pay the trustee xx for xx months under chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is xx. There is no comment indicating a cram down. The last date of filing is on xx. Currently the loan is an active bankruptcy.	The loan was modified between the borrower xx on effective date of xx with the new modified principal balance of xx out of which the amount of xx has been forgiven; hence the interest-bearing amount is xx The borrower promises to pay the monthly P&I of $x,xxx.xx with an interest rate x.xxx %; beginning from xx/xx/xxxx till the maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2019   Tape Value: 11/xx/2019   Variance: 2 (Days)   Variance %:    Comment: 12/xx/2019   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1295 (Days)   Variance %:    Comment: The last payment was received on 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original Monthly term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.87500%   Tape Value: 6.88000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original Stated rate 6.875%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000100111112   Tape Value: 333321111000333333333333   Variance:    Variance %:    Comment: The payment history string 432141110044444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 211111001000000000001000   Tape Value: 333333333333000111133333   Variance:    Variance %:    Comment: The payment history string reversed 444444444444440011141234.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: As per the Final application the purpose of application is Refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: purchase Variance: Variance %: Comment: As per the Final application the purpose of application is Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is Moderate.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance x4this loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx
TILA Finance Charge Test: FAIL Loan Data $473,126.40 Comparison Data $473,228.35 Variance -$101.95.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ State and the required disclosures are missing from the loan file.
• NJ Attorney Disclosure
• Unacceptability of Insurance Notice
• Attorney Disclosure II
• Tax Bill Information
• Private Well Testing
• Lock-In Agreement
• Choice of Insurer Disclosure
• Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicng transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing in the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55715553	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,700.13	$4,357.57	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	180	180	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	479	Not Applicable	25.923%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/xx/2016	xx	xx	3.750%	xx	06/xx/2016	Financial Hardship	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx
Chain of assignment is complete as the current assignee is xx
No active judgments or liens have been found.
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from x/xx/xxxx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with fixed interest rate of x.xxx % and P&I of $xxx.xx. First payment was started from x/xx/xxxx and the maturity date is x/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 423   Variance: -243   Variance %: -57.44680%   Comment: As per MOD   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1122.14   Tape Value: $835.03   Variance: $287.11   Variance %: 34.38319%   Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.00000%   Tape Value: 3.75000%   Variance: 3.25000%   Variance %: 3.25000%   Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 000000000343323321321110   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001000   Tape Value: 011123123323343000000000   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $194040.19   Tape Value: $168502.56   Variance: $25537.63   Variance %: 15.15563%   Comment: As per MOD   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* Credit Score for borrower is less than 500 (Lvl 2) "Credit score for borrower is less than 500."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow accounting disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. But MI Cert is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55800676	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,789.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,512.71	xx	6.850%	360	360	xx	xx	xx	Conventional	ARM	60	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	621	Not Applicable	47.897%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07-xx-2014	xx	xx	4.875%	xx	01-xx-2014	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was xx with the lender “xx” for the amount of xx which was recorded on xx
The chain of assignment has not been completed. Currently, the assignment is from xx. to xx which was recorded on xx. However, the correct assignment should be with the “xx”.
No, any active liens and the judgments have been found.
Annual county taxes for the year of xxxx have been paid in the amount of xx
No, any prior year delinquent taxes have been found.
The tax certificate in xx shows annual taxes for the year of xxxx to xxxx have been redeemed.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is does not reflected in the available payment history. As per the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the collection. According to the payment history as of xx/xx/xxxx, the borrower is delinquent from x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is does not reflected in the available payment history. As per the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of $xxx,xxx.xx. As per the comment dated xx/xx/xxxx, the reason for default is borrower cannot afford payment with increased interest rate. The loan was modified on xx between the borrower xx. As per the modified terms, the new principal balance is in the amount of xx The deferred principal balance is xx The borrower has promised to pay for the amount of $xxxx.xx with an interest rate of x.xxx% beginning on xx till new maturity date of xx The borrower did not file bankruptcy yet. No, any foreclosure activity has been found. The subject property is owner occupied. No, any damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is in the amount of $xxx,xxx.xx. The deferred principal balance is $xx,xxx.xx. The borrower has promised to pay for the amount of $xxxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - 6 month Fannie Mae |-xx-| |-xx-| Comment: unavailable. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $55794.98   Variance: $-55794.98   Variance %: -100.00000%   Comment: unavailable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2014   Tape Value: 5/xx/2014   Variance: -21 (Days)   Variance %:    Comment: unavailable.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: YES   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: As per appraisal original LTV is xx Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined in the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55864373	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$665.75	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.924%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with xx
The chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx
There is a senior mortgage in the amount of xx which was recorded on xx in the favor of xx
There are many IRS, state and civil judgments which are not against the borrower.
No active judgments or liens have been found.
Annual taxes for the year of xxxx have been due in the amount of xx
Annual taxes for the year of xxxx have been paid in the amount of xx

No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. No evidence of post-closing foreclosure have been found. No records for bankruptcy have been found.
The RFD is unable to be determined. No damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the xx on xx The POC was filed on xx with its secured portion as xx with its arrearage amount as xx
The debtor was dismissed on xx and the case was terminated on xx
Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter xx with the case# xxon xx Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $92.02   Variance: $-92.02   Variance %: -100.00000%   Comment: No mod.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase HOEPA Test Failed (Lvl 3) "HOEPA Higher-Priced Mortgage Loan Document Type Test: FAIL.
Fees included:
Loan Origination Fee paid by Borrower: $907.10
Document Preparation Fee paid by Borrower: $129.00
806 Tax Service Fee paid by Borrower: $61.10

This loan failed the HOEPA higher-priced mortgage loan document type test due to one of the following findings: ( 12
CFR §1026.35 , transferred from 12 CFR §226.35 as enacted in 2008 )
The loan is a higher-priced mortgage loan and the document type of the loan is "No Asset Verification," "No Asset or
Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or
The documentation type of the loan was not provided. The documentation type is one of sexxl factors that should be considered when making any higher-priced mortgage loan

HOEPA Higher-Priced Mortgage Loan Test: FAIL 11.683% 5.600% +6.083%.
This loan failed the HOEPA higher-priced mortgage loan test. ( 12 CFR §1026.35(a)(1) , transferred from 12 CFR
§226.35(a)(1) as enacted in 2008 )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced mortgage loans even if the additional conditions are met"
* ComplianceEase Risk Indicator is "Critical" (Lvl 3)     "HOEPA Higher-Priced Mortgage Loan Document Type Test: FAIL.
Fees included:
Loan Origination Fee paid by Borrower: $907.10
Document Preparation Fee paid by Borrower: $129.00
806 Tax Service Fee paid by Borrower: $61.10

HOEPA Higher-Priced Mortgage Loan Test: FAIL 11.683% 5.600% +6.083%."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL 0.000% 11.683% -11.683%.
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 11.683%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file. The values are updated as per the tape."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Critical	Fail	Fail	Pass	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55865028	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,058.22	12/xx/2023	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	503	501	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on xx. Subject mortgage was originated on xx.
Chain of assignment is incomplete as the current assignee is xx. It should be xx.
No active judgments or liens have been found.
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is x months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
According to a review of the payment history as of x/xx/xxxx, the borrower is delinquent for x months and the next due date for the regular payment is x/xx/xxxx.  The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
AS per collection comments review, borrower’s intention is to keep the property. No Evidence of bankruptcy has been found. Property is in axxge condition and evidence of damage has been found. As per comment dated x/xx/xxxx reason for default is unemployment.
According to comment dated x/xx/xxxx, borrower’s income is impacted due to pandemic. Borrower is eligible for disaster forbearance plan. The RFD dated x/xx/xxxx states that the borrower is unemployed. No further details available regarding covid.
The Foreclosure was initiated on the subject property. As per foreclosure invoice located at xx, the foreclosure file was referred to attorney on xx. According to Summons located at xx, foreclosure complaint was filed on xx. According to notice of dismissal and discharge of Lis Pendens located at xx, the foreclosure file has been discharged on xx. No further details have been found regarding foreclosure.
Foreclosure Comments:Evidence of Foreclosure has been found in the servicing comment. As per foreclosure invoice located at “xx” the foreclosure file was referred to attorney on xx. According to Summons located at “xx” the foreclosure complaint was filed on xx. According to notice of dismissal and discharge of Lis Pendens located at “xx” the foreclosure was discharged on xx. No further details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 365 |-xx-xx-5 |-xx-| -1.36986% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was initiated on the subject property.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 2/xx/2018   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 363   Variance: -3   Variance %: -0.82644%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 110001000000000000000000   Variance:    Variance %:    Comment: Payment history string is MM200000000M00000000MMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000100011   Variance:    Variance %:    Comment: Reversed payment history string is MM200000000M00000000MMMM.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.
Field: Property Postal Code   Loan Value: xx.
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refinance per application is Lower rate or term.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx.	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is failed for the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56162606	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$842.35	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	Unavailable	Unavailable	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2012 12:00:00 AM	xx	xx	2.000%	xx	01-xx-2012	Financial Hardship	The review of the updated title report dated xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
There are x IRS liens in the favor of Department of the Treasury - Internal Revenue Service for the total amount of xx
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx
The annual county taxes of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is x/xx/xxxx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx. According to the comment dated x/xx/xxxx, the borrower’s income was impacted by pandemic. The comment dated x/xx/xxxx states that the reason for default was curtailment of income. As per the comment dated x/xx/xxxx, COVID-xx deferment was processed on x/xx/xxxx for the amount of $xxx.xx and the new due date was set for x/xx/xxxx. No further details have been found. The loan modification agreement was made between the borrower xx and the lender xx. The loan has been modified twice once origination. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx. The modified UPB is xx with an interest rate of x% and a P&I of $xxx.xx. The first payment started from xx with the maturity date of xx There is no provision for the balloon payment and it has x modification steps. The loan has been modified twice once origination.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Note
Origination Appraisal
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2012   Tape Value: 11/xx/2014   Variance: -807 (Days)   Variance %:    Comment: 8/xx/2012.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 561   Variance: -201   Variance %: -35.82887%   Comment: 360.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: Unavailable   Tape Value: 1   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value:xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: xx  Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Cash out.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Unavailable   Tape Value: Detached   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Unavailable Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* NPL - Difference between Current balance and original balance is more than 30% (Lvl 4)	* Missing credit report (Lvl 3) "Credit report doc is missing from loan file."
* Note is missing or unexecuted (Lvl 3) "The Note is missing from the loan file. The loan modification agreement was made between the borrower xx. The Lost Note Affidavit is not available."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 4.147%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Florida. The following state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Missing ROR from file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56166337	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,390.90	12/xx/2023	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.590%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	631	Not Applicable	27.556%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	6.000%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. Assignment from xx is missing.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found.

Update:-
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for xxxx/xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx/xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with a loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxxx.xx with an interest rate of x%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with a loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxxx.xx with an interest rate of x%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The loan was modified on x/xx/xxxx between the borrower xx and lender Fxx. The new modified principal balance as per modification is in the amount of xx with an interest rate of xx and the borrower promises to pay P&I in the amount of $xxxx.xx beginning from x/xx/xxxx. The maturity date as per modification is xx/xx/xxxx.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the collection comment dated x/xx/xxxx, loss draft check (xx) in the amount of $x,xxx.xx was received on x/xx/xxxx. No details regarding damage or damage amount have been found. No comments regarding repairs have been found.
No comments have been found regarding Covid-xx impact.
Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in xx. The file was referred to an attorney on xx and the complaint was filed on xx. The foreclosure was closed as the loan was modified effective x/xx/xxxx.
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under Chapter-xx with the case# xx on xx. The bankruptcy was discharged on xx.	The loan was modified on x/xx/xxxx between the borrower xx and Lender xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with an interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $xxxx.xx beginning from x/xx/xxxx. The maturity date as per modification is xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 513 |-xx-xx-153 |-xx-| -29.82456% Comment: The amortization term months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: xxTape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated in 2018. The file referred to attorney on 12/xx/2018. The foreclosure sale date is 6/xx/2019. However no further details are found related to foreclosure.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 513   Variance: -153   Variance %: -29.82456%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000001000000000988998765   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 567899889000000000100000   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 27.556%   Tape Value: 4296.400%   Variance: -4268.844%   Variance %: -4268.84400%   Comment: The post close per dti is 27.556%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $25200.00 Variance: Variance %: Comment: Not Applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR the transaction date is xx. ROR transaction date is not consistent with note date xx."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date as per HUD-1 is xx, which is later than Note date xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,860.48	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56278154	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$515.00	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.150%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2018 12:00:00 AM	xx	Not Applicable	4.000%	xx	01-xx-2018	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx.
The chain of assignment has been completed as currently the assignment is with xx.
Active Judgments and Liens;
x) One State tax lien found pending against the borrower xx.
x) One civil judgment found pending against the borrower xx.
Annual taxes for the year xxxx are paid in the total amount of $xxx.xx. No prior delinquency has bee found.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xx% with P&I in the amount of $xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xx% with P&I in the amount of $xxx.xx.
The modification agreement was made between the borrowers xx.
The borrower promises to pay the new unpaid principal balance of $xx,xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx beginning from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx.
The modification agreement shows that the balloon payment $xx,xxx.xx will be made at the maturity date of xx/xx/xxxx.
Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney onxx. The available document of foreclosure with xx shows that the foreclosure complaint was filed on xx/xx/xxxx. But, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
According to xx the borrower xx.
Collection comment dated xx/xx/xxxx shows the reason for borrower's default as curtailment of income.
Comment dated xx/xx/xxxx shows that the subject property is occupied by the owner.

Update:
The current status of the loan is bankruptcy current.
The reason for default is not available.
As per seller’s tape data, the borrower filed for bankruptcy under Chapter xx with xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.

Foreclosure Comments:Collection comment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx. The available document of foreclosure with xx. But, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/xxxx.
Bankruptcy Comments:According to xx the borrower Wayne xx Burnside, Jr. and Marci Ann Burnside had filed bankruptcy under chapter xx with xx.
The POC was filed by the creditor xx.
Schedule D under voluntary petition filed on xx.	The modification agreement was made between the borrowers xx.
The borrower promises to pay the new unpaid principal balance of $xx,xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx beginning from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx.
The modification agreement shows that the balloon payment $xx,xxx.xx will be made at the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 411 |-xx-xx-51 |-xx-| -12.40875% Comment: Missing Application Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No Balloon per note   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -9 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx   Variance: -3 (Days)   Variance %:    Comment: Missing Foreclosure Docs   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Missing Application   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 364   Variance: -4   Variance %: -1.09890%   Comment: Terms correct per Note   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment: Missing Appraisal   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Missing Application   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001100100100000000000100   Tape Value: 999999999999999876543211   Variance:    Variance %:    Comment: Missing Payment History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001000000000001001001100   Tape Value: 112345678999999999999999   Variance:    Variance %:    Comment: Missing Payment History   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: 2700.000% Variance: Variance %: Comment: Missing Application Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 or itemization of points and fees are also, not available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56305721	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,674.64	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.293%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	659	Not Applicable	17.947%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	Not Applicable	3.969%	xx	01-xx-2011	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx with xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is junior mortgage against subject property which is in the total amount of xx, recorded on xx and originated by xx.
There is Code Enforcement or Unsafe Living Conditions lien open against the subject property in the amount of $xx held by xx and recorded on xx.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
As per payment history dated xx/xx/xxxx, the loan is x months delinquent and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per payment history dated xx/xx/xxxx, the loan is x months delinquent and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx. No comments have been found regarding foreclosure. No bankruptcy has been filed till date.
As per comment dated xx/xx/xxxx borrower has been impacted by Covid-xx. The payment suspension forbearance plan for x months has been approved which has been begun from x/xx/xxxx. No further information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx and a new principal balance is $xxx,xxx.xx to the step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 364 |-xx-xx-4 |-xx-| -1.09890% Comment: Amortization term is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: xx   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx Tape Type:
Field: Payment History String   Loan Value: 000000003233323332232233   Tape Value: 211111001000000000013222   Variance:    Variance %:    Comment: Payment history string reversed is M32110000000000MM101.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 332232233323332300000000   Tape Value: 222310000000000100111112   Variance:    Variance %:    Comment: Payment history string reversed is M32110000000000MM101.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Post-Close DTI per 1003 Loan Value: 37.743% Tape Value: 3600.000% Variance: -3562.257% Variance %: -3562.25700% Comment: DTI is 37.743% Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56562995	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$556.33	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	512	516	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11-xx-2015	xx	Not Applicable	6.125%	xx	01-xx-2015	Financial Hardship	The Updated title report dated xx shows that the mortgage was originated on xx with xx(borrower) and (lender) xx in the amount of xx The subject mortgage was recorded on xx with the instrument # xx The chain of the assignment has been completed. The current assignment is with xx
The IRS lien is found active against the borrower in the amount of xx in favor of xx
There is a child support lien in the amount of xx in favor of xx
The annual installments of combined taxes for the year of xxxx are due in the amount of xx for the due date of xx The current ownership is vested in the name of xx
The review of the payment history shows that, the borrower is currently delinquent from more than x months and the next due date is for x/xx/xxxx. The last payment was received on x/xx/xxxx, in the amount of $xxx.xx, which was applied for x/xx/xxxx. The UPB stated in the payment history is $xx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx %.

Collections Comments:The review of comment history shows that the loan is in collection.
According to comment history dated x/xx/xxxx, the borrower's reason for default is curtailment of income. No further details regarding covid have been found.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.
The last payment was received on x/xx/xxxx, in the amount of $xxx.xx, which was applied for x/xx/xxxx. The UPB stated in the payment history is $xx,xxx.xx. The Current P&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx %.
The borrower xx had filed the bankruptcy under chapter xx with the xx dated xx The plan was discharged on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the Case # xx, dated xx The plan was discharged on xx
The post-petition due date was xx The POC was filed on xx the amount of claim is xx and amount of arrearage is xx The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx
There is no any evidence of cram down.

The loan modification agreement was made between borrower xx and current servicer and agent xx with a new principal balance of xx with fixed rate of x.xxx %. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx till the maturity date of xx	Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Current bankruptcy case number is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -21 (Days)   Variance %:    Comment: Doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is no documentation   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio percent is unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV (OLTV) is unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 997755555555555555565555   Variance:    Variance %:    Comment: Payment history string is 432144444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 555565555555555555577799 Variance: Variance %: Comment: Payment history string reversed is 444444444444444444441234 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.
Loan Data: xx Comparison Data: xx and Variance: -$369.27
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35.
Loan Data: $34,171.35, Comparison Data: xx and Variance: -$369.27"
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx The following required State Disclosure are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56678361	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,585.60	02/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.900%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	648	544	36.333%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	3.990%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The last assignment is from xx.
There is a Personal income tax (State Tax Lien) in the favor of xx.
Combined 1st and 2nd installment of tax for the year of xxxx have been paid on x/xx/xxxx and x/xx/xxxx in the amount of $xxx.xx and $xxx.xx respectively.	According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in collection. According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

As per the comment dated x/xx/xxxx the reason for default is unemployment due to covidxx.The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower had filed bankruptcy under chapter-x with the xx.	This modification agreement was made between xx. As per the modified term, the new principal balance is $xx,xxx.xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xx% beginning from xx/xx/xxxx with a maturity date of x/xx/xxxx. The balloon payment is in the amount of $xx,xxx.xx that will be due at the maturity of the loan.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 770 |-xx-xx-410 |-xx-| -53.24675% Comment: Amortization Term Months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 650   Variance: -290   Variance %: -44.61538%   Comment: Loan Original Matutirty Temr Months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 4321m0000100100000000mmm   Tape Value: 543210010003321110000000   Variance:    Variance %:    Comment: Payment History String is mmm00000000110000111m0000; tape reflects 000000121230000211245.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmm0000000010010000m1234   Tape Value: 000000011323300010032345   Variance:    Variance %:    Comment: Payment History String Reversed is mmm00000000110000111m0000; tape reflects 000000121230000211245.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 36.335% Tape Value: 3633.000% Variance: -3596.665% Variance %: -3596.66500% Comment: Post-Close DTI per 1003 is 18.900%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing form the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56698026	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$623.76	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.240%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2010 12:00:00 AM	xx	xx	4.420%	xx	05-xx-2010	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment is not complete as the assignment of mortgage is currently with the xx. No active judgments/liens have been found against the borrower/subject property in available updated title.
The combined taxes for xxxx are due in the amount of $xxx.xx.
The combined taxes for xxxx are paid off in the amount of $xxx.xx.
No prior delinquent taxes are found.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Comments:
Fay Servicing Comments
 x-xx-xxxx Board Prior Comments

As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.
No evidences have been found regarding foreclosure filing and bankruptcy case.
The comments does not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
The subject property is occupied by owner and no visible damages are observed in available collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx . The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $xxx.xx till the maturity date of xx/xx/xxxx. The amount of $x,xxx.xx has been deferred which will be paid at the maturity date of xx/xx/xxxx. The amount of $xx,xxx.xx will be the interest bearing amount.	Credit Application Missing Required State Disclosures Origination Appraisal	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $58535.70 Tape Value: $58716.23 Variance: $-180.53 Variance %: -0.30746% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed. Appraisal report at the time of origination is not available. According to tape data the subject property type is Mobile home. Also exterior inspection report xx dated 02/xx/2016 shows subject property type as manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the short form title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Updated title report and collections comment does not reflect any information regarding mobile home whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data: 10.240% Comparison data 7.250% Variance +2.990%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data: 10.241% Comparison data: 8.210%Variance: +2.031%.
However affirmative claims can be made within 2 years of Origination (4 years for Ch-75) and that the Note Date is xx. SOL has been expired.
This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Documentation"."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC State and required disclosures are missing from the loan file.

1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
																																																																																																								3. Attorney Selection Disclosure"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56721067	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,054.73	10/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	788.33	xx	5.375%	360	360	xx	xx	xx	Conventional	ARM	60	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	28.501%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx.
Chain of assignment is complete as the current assignee is xx.
No active judgments or liens have been found.
The annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is xx months behind its regular payment. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is xx.
No evidence of post-closing foreclosure or bankruptcy has been found. No evidence of damage or repair on subject property has been found. As per comment dated xx/xx/xxxx the reason for default is curtailment of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	Field: ARM Lifetime Floor Percent Loan Value: 2.250% Tape Value: 0.000% |-xx-| 2.250% |-xx-| 2.25000% Comment: ARM lifetime floor percent is 2.250%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is Not applicable.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 1/xx/2010   Tape Value: 1/xx/2020   Variance: -3652 (Days)   Variance %:    Comment: First rate change date is 1/xx/2010.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is Yes.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is Not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 10/xx/2020   Tape Value: 3/xx/2020   Variance: 241 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.37500%   Tape Value: 5.38000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original stated rate is 5.37500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444432144443321121111121   Tape Value: 333333333332211211111211   Variance:    Variance %:    Comment: Payment history string is 444432144443321121111121.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 121111121123344441234444 Tape Value: 112111112212233333333333 Variance: Variance %: Comment: Payment history string reversed is 121111121123344441234444. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing in the loan file."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56766045	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$9,491.86	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.524%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	23.840%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03-xx-2009	xx	xx	3.000%	xx	01-xx-2009	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgagexx. The chain of assignment has been completed; currently the assignment is with xx. There is a junior mortgage against the subject property in the favor xx. No active judgments or liens have been found against the borrower. 1st and 2nd installment of county taxes for the year of xxxx are due on xx/xx/xxxx and xx/xx/xxxx in the combined amount of $x,xxx.xx.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:As per comment history, the loan is in Bankruptcy- Delinquent. According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history tape data is in the amount of xx. As per collection comment history and updated title report, the foreclosure was initiated and Lis pendens filed on xx. As per updated title report the notice of sale filed on xx, the foreclosure sale was schedule on xx. However, that foreclosure was put on hold due to borrower filed bankruptcy on xx under chapter xx with xx. As per comments dated xx/xx/xxxx, the reason for default is unemployment. No damage and repairs have been found in the latest servicing comments.
Update:
The loan is in bankruptcy. As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx.
No comment has been regarding RFD.
As per comment dated x/xx/xxxx, the borrower filed bankruptcy under chapter-xx on xx with the xx. Further details not provided.
No damages have been reported.
No foreclosure activity has been found.

Foreclosure Comments:As per collection comment history and updated title report, the foreclosure was initiated and xx. As per updated title report the notice of sale filed on xx the foreclosure sale was schedule on xx/xx/xxxx. However, that foreclosure was put on hold due to borrower filed bankruptcy on xx under chapter xx with xx. No further details have been found
Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under Chapter-xx with the xx. The POC was filed on xx, with the claim amount of $xxx,xxx.xx and the arrearage amount is xx. The Chapter xx plan was confirmed on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $x.xx.

Update:
As per comment dated x/xx/xxxx, the borrower filed bankruptcy under chapter-xx on xx. Further details not provided.	The loan modification agreement was made between borrower and servicer on xx/xx/xxxx with the new modified unpaid principal balance xx. The interest bearing amount was xx with step rate starting interest rate was x.xx% and the modified P&I was $x,xxx.xx beginning on xx/xx/xxxx. The step rate was in xx steps ending at rate x.xxx% applicable from xx/xx/xxxx to maturity date xx/xx/xxxx. The deferred balance is xx. There is no principal forgiven amount.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was put on hold due to borrower filed bankruptcy on 06/xx/2019 under chapter 13 with case#19-16680.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require Mi ? is Yes.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan Documentation Type is FUll Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential ? is Yes.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.52400%   Tape Value: 4.98000%   Variance: 1.54400%   Variance %: 1.54400%   Comment: Original Stated Rate is 1.250%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: 6/xx/2017   Variance:    Variance %:    Comment: S&C Filing Date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject Property Type is PUD.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $4212.23 Variance: $-4212.23 Variance %: -100.00000% Comment: Suspense Balance per Payment History is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per note date is xx and HUD-1 settlement date is xx with a disbursement date is xx. ROR transaction date is xx and Expiration date is xx. Hence, ROR transaction dates not consistent with note and HUD."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is after note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56921473	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,438.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.927%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	646	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	Not Applicable	2.875%	xx	01-xx-2011	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with the borrower xx and lender xx which was recorded on xx. The chain of assignment is incomplete as the assignment of mortgage is currently with the xx instead of “xx”.
No active lien and judgment have been found on the updated title report.
1st installment of County tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
2nd installment of County tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.

Review of the latest xx months payment history shows that the borrower is delinquent for xx months. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P & I is in the amount of $xxxx.xx. The current UPB is xx.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower is delinquent for xx months. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.

Loan Modification agreement was made between borrower and lender on xx. The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which will change periodically which began on xx. The new modified principle balance is in the amount of xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is xx. The reason for modification is financial hardship.
Borrower has filed bankruptcy under chapter xx case# xx on xx. POC was filed on xx which shows that the amount of claim is xx and the amount of arrearage is $xxx,xxx.xx. Debtor has filed chapter xx plan on xx which states that the debtor shall cure the subject arrears which is in the total amount of $xxx,xxx.xx through plan. Order of confirming plan was filed on xx which states that the debtor chapter xx plan has been confirmed. Currently debtor is in active bankruptcy.
The subject property is damaged. As per comment dated x/xx/xxxx the subject property has water damage. Borrower stated that insurance company has provided funds to repair the damage caused by water but there is no information whether the damage has been repaired or not. Also information regarding the amount of repairs is not available in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments: Borrower has filed bankruptcy under chapter xx case# xx on xx. POC was filed on xx which shows that the amount of claim is xx and the amount of arrearage is $xxx,xxx.xx. Debtor has filed chapter xx plan on xx which states that the debtor shall cure the subject arrears which is in the total amount of $xxx,xxx.xx through plan. Order of confirming plan was filed on xx which states that the debtor chapter xx plan has been confirmed. Currently debtor is in active bankruptcy.	Loan Modification agreement was made between borrower and lender on xx. The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which will change periodically which began on xx. The new modified principle balance is in the amount of xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is xx. The reason for modification is financial hardship.	Affiliated Business Disclosure ARM Rider Credit Application Loan Program Info Disclosure Prepayment Penalty Rider	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Does Lender G/L Require MI? is NA. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Variance: 30 (Days)   Variance %:    Comment: Mod Step 1 Date is 10/xx/2016.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx  Variance: 30 (Days)   Variance %:    Comment: Mod Step 2 Date is 10/xx/2017.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx Variance: xx Variance %: 1.09090%   Comment: Original Appraised Value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string is 444444444444444444432144.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string reversed is 441234444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property County Loan Value: xx Variance: Variance %: Comment: Property County is xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM Rider is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56944011	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.560%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	5.395%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx with loan amount xx and which was recorded on xx with instrument# xx
The chain of assignment has been completed. Currently, the assignment is with xx
No active liens and judgments have been found against the borrower and subject property.
Annual County taxes for xxxx have been paid off xx/xx/xxxx in the amount of $xxx.xx.
Annual County taxes for xxxx are due on x/xx/xxxx in the amount of $xxx.xx.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.	Collections Comments:The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.

The loan was modified on xx with new principal balance of $xx,xxx.xx to a step modification and the rate was starting from x.xxx % and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx with a new maturity date of xx.  The rate changes in x steps ending at x.xxx %. There is principal forgiven amount is given in the amount of $xxxx.xx. The UPB that has been amortized is $xx,xxx.xx as an interest bearing amount. However; the amount of forgiven exceeds x% limit of the modified principal balance.

As per comment dated x/xx/xxxx, the foreclosure was initiated and referred to attorney. As per comment dated x/xx/xxxx, the foreclosure was placed on hold due to loss mitigation. No other evidence has been found.

No other evidence has been found regarding bankruptcy.

As per comment dated x/xx/xxxx, the RFD is Illness of borrower.
Foreclosure Comments:As per comment dated x/xx/xxxx, the foreclosure was initiated and referred to attorney. As per comment dated x/xx/xxxx, the foreclosure was placed on hold due to loss mitigation. No other evidence has been found.
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of $xx,xxx.xx to a step modification and the rate was starting from x.xxx % and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx with a new maturity date of xx The rate changes in x steps ending at x.xxx %. There is principal forgiven amount is given in the amount of $xxxx.xx. The UPB that has been amortized is $xx,xxx.xx as an interest bearing amount. However; the amount of forgiven exceeds x% limit of the modified principal balance.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Comment: Mod step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 5.395%   Tape Value: 6.395%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 rate is 5.395%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 6.395%   Tape Value: 7.238%   Variance: -0.843%   Variance %: -0.84300%   Comment: Mod step 2 rate is 6.395   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original Cltv is ratio percent is unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: original standard ltv is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000111222222222222   Tape Value: 000000000000000099998765   Variance:    Variance %:    Comment: Payment history string is 0000000000000000mmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222222222222111000000000   Tape Value: 567899990000000000000000   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmm0000000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with Estimated HUD-1, Fee itemization and closing instructions are also missing from the loan file"	* Application Missing (Lvl 2) "1003 is missing from the loan file"
* Missing Appraisal (Lvl 2)     "1004 is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56994412	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,798.32	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.960%	480	480	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	18.320%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2009	xx	xx	4.820%	xx	01-xx-2009	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is with xx. It should be with xx.
There are four active Municipal liens against the subject property total in the amount of $xxx.xx in the favor of xx which were recorded on xx.

1st and 2nd installment of county taxes for the year xxxx have been paid in the amount of  $x,xxx.xx
According to the payment history, the borrower has been delinquent for x month and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in performing.
According to the payment history, the borrower has been delinquent for x month and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.
As per comment dated x/xx/xxxx, the borrower's income has been impacted and he is unemployed due to COVID-xx pandemic. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on x/xx/xxxx. The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with the annual interest rate of x.xxx% and the modified P&I is in the amount of $xxx.xx beginning from x/xx/xxxx till the maturity date x/xx/xxxx. The deferred principal balance is $xxx,xxx.xx.

Affiliated Business Disclosure Loan Program Info Disclosure	Field: Loan Amortization Type Loan Value: ARM Tape Value: Fixed |-xx-| |-xx-| Comment: Mod is ARM type. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000001100010101000   Tape Value: 121001002110210010000000   Variance:    Variance %:    Comment: Payment history string is 01200000121000010120MMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000101010001100000000000   Tape Value: 000000010212011200110121   Variance:    Variance %:    Comment: Payment history string reversed is MMM02101000012100000210   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 18.320%   Tape Value: 2701.100%   Variance: -2682.780%   Variance %: -2682.78000%   Comment: DTI is 18.320%   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is prepayment penalty along with note.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the final Hud1, the settlement date is xx which is different from the note date is xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57264384	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$281.89	$208.54	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.215%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx which was recorded on xx
The chain of assignment has been completed. The current assignment is with xx
There is a civil judgment against the borrower in favor of Prof Acct for the amount of xx
The 1st half combined annual taxes for the year of xxxx are paid in the amount of xx The 2nd half taxes are due in the amount of xx
The combine taxes for the year of xxxx and xxxx are delinquent in the amount of xx
As per the latest payment history as of xx/xx/xxxx, the borrower is delinquent for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is in collections. As per the latest payment history as of xx/xx/xxxx, the borrower is delinquent for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
No any damages have been found to the subject property. The subject property is owner occupied.
The comment dated xx shows that the borrower has been impacted by Covid-xx and he was out of work. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Info updated as per the doc. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: xx   Variance: xx  Variance %: xx   Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 362   Variance: -2   Variance %: -0.55248%   Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000111111111111111111   Tape Value: 110000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111111111111000000   Tape Value: 000000000000000000000011   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -61 (Days)   Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 239 Tape Value: 241 Variance: -2 Variance %: -0.82987% Comment: Info updated as per the doc. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the xx State which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1, estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57275080	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,222.06	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.690%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	545	Not Applicable	43.914%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	2.500%	xx	01-xx-2016	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and which was recorded on xx with the instrument xx in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx However; it should be with xx.
Active liens and judgments against the borrower:
Junior mortgage was originated on xx and which was recorded on xx with the instrument xx in the amount of xx With xx.
Civil judgment against the borrower was recorded on xx in the amount of in favor of xx, however; the amount is unavailable.
There are seven state tax liens against the borrower in the total amount of xx in favor of xx which are recorded on different dates.
There are four state tax liens against the borrower in the total amount of xx in favor of xx which are recorded on different dates.
There are five IRS liens against the borrower in the total amount of xx in favor of xx which are recorded on different dates.

1st and 2nd installments of county taxes for the year xxxx have been paid in the total amount of xx
1st and 2nd installments of county taxes for the year xxxx have been paid in the total amount of xx
According to the payment history as of x/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx excluding the deferred balance of $xx,xxx.xx.	Collections Comments:The loan is currently in collections. According to the payment history as of x/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx excluding the deferred balance of $xx,xxx.xx.
The modification agreement was done on xx between the (borrower) xxand the (lender) xx
As per the comment dated x/xx/xxxx, the reason for default is curtailment of income.
As per the BPO report dated xx and located at “xx”, the subject property is owner-occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the Case # xx, dated xx The POC was filed on xx the amount of claim is xx and amount of arrearage is xx The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx is unsecured. There is no any evidence of cram down. The case was dismissed on xx	The modification agreement was done on x/xx/xxxx, between the (borrower) xx and the (lender) xx
The new principal balance is in the amount of $xxx,xxx.xx and the borrower promise to pay the new P&I $xxx.xx with the interest rate steps up in x steps beginning with x.xx% and ending at x.xx%. The modification first payment was due on x/xx/xxxx. The maturity date is x/xx/xxxx. The interest bearing amount is $xxx,xxx.xx and deferred balance in the amount of $xx,xxx.xx. Previously the loan was modified in the year of xxxx and xxxx. The balloon payment is due at the maturity date in the amount of $xx,xxx.xx.
Affiliated Business Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: There is evidence of bankruptcy has been found. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower is impacted.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Performing   Variance:    Variance %:    Comment: The current legal status is collection.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $49945.71   Tape Value: $54887.01   Variance: $-4941.30   Variance %: -9.00267%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2016   Tape Value: 5/xx/2016   Variance: -12 (Days)   Variance %:    Comment: Document date of last modification is 5/xx/2016.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 6/xx/2016   Tape Value: 6/xx/2021   Variance: -1826 (Days)   Variance %:    Comment: Mod step 1 date is 6/xx/2016.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.500%   Tape Value: 5.500%   Variance: -3.000%   Variance %: -3.00000%   Comment: Mod step 1 rate is 2.5%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 6/xx/2019   Tape Value: 6/xx/2022   Variance: -1096 (Days)   Variance %:    Comment: Mod step 2 date is 6/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate Loan Value: 3.500% Tape Value: 6.000% Variance: -2.500% Variance %: -2.50000% Comment: Mod step 2 rate is 3.5% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57357152	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,656.92	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	505	Not Applicable	30.856%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/xx/2018	xx	Not Applicable	3.500%	xx	08/xx/2018	Financial Hardship	As per the review of the updated title report dated xx
Chain of assignment has been completed. Currently, the mortgage is with xx
There are x HOA liens against the subject property in the favor of xx
Annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
As per the review of the payment history as of x/xx/xxxx, the borrower has been current with the loan and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx. The UPB is $xxx,xxx.xx. The P&I is $xxx.xx and PITI is $x,xxx.xx.
Collections Comments:The present stats of the loan is in performing and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx. As per the review of the PACER report, the borrower xx. The debtor was discharged on xx and the case was fully terminated on xx As per the comment dated xx the RFD is curtailment of income. As per the comment dated x/xx/xxxx, the borrower’s income has been impacted by Covid-xx. The borrower inquired about any programs being offered due to pandemic. He was advised that they are working of FB approval. The deferment plan was offered starting from x/xx/xxxx in the amount of $xxx.xx. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx. The POC was filed on xx with its secured portion as xx and its arrearage amount is xx As per the voluntary petition filed on xx the amount of claim is xx and the value of collateral is xx Hence, the unsecured portion is xx As per trustees final report debtor has paid xx towards the subject creditor.
The debtor was dismissed on xx and the case was fully terminated on xx
This modification agreement was signed between the borrower xx. The UPB is xx The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx The maturity is xx	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 635 |-xx-xx-275 |-xx-| -43.30708% Comment: As per the note, the loan amortization term are 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xxTape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: An appraisal report is missing from the loan file. The PUD rider is available from the mortgage. So, the property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file. The values are updated as per the tape."
* Missing Required State Disclosures (Lvl 2)     "The property is located in Florida. The following state disclosures are missing from the loan file,
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57398350	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$835.00	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.360%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently the assignment is with xx. There are two state tax lien open against the borrower in the favor of xx in the total amount of $xx which were recorded on xx/xx/xxxx and xx/xx/xxxx.
There are two judgments against the borrower xx

The combined annual taxes for the year of xxxx have been paid in the amount of $xxx.xx.
 No prior year’s delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with an interest of xx.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of collection comments, the borrower is performing with the loan. According to a review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with an interest of xx.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
The loan was not modified. The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.  No comments have been found regarding the borrower’s income impacted due to covid-xx pandemic. There are no comments found related to the subject property condition.

Update:
The current status of the is performing.
As per the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current balance is $xx,xxx.xx.
As per the review of the latest collection comments, the foreclosure was initiated on xx As per the collection comment dated xx the foreclosure service was completed on xx The foreclosure judgment was entered on xx with the amount of xxinterest. As per the collection comment dated  xx the order vacating default judgment was entered by the court on xx As per the collection comment dated xx the foreclosure file was closed due to the HAF program received in the amount of xx which covered the customer’s payments from xx
No bankruptcy details have been found.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.

Foreclosure Comments:Update:
As per the review of the latest collection comments, the foreclosure was initiated on xx As per the collection comment dated xx the foreclosure service was completed on xx The foreclosure judgment was entered on xx with the amount of xx interest. As per the collection comment dated  xx the order vacating default judgment was entered by the court on xx As per the collection comment dated xx the foreclosure file was closed due to the HAF program received in the amount of xx which covered the customer’s payments from xx
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2164.80   Variance: $-2164.80   Variance %: -100.00000%   Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: As per the Note document the interest calc tyoe is 360/360.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000014444444444444444444   Tape Value: 112222222222222222322222   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444444444410000 Tape Value: 222223222222222222222211 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* LTV or CLTV exceeds 104% (Lvl 2) "As per appraisal report dated 10/xx/2007, appraised value of property is $70,000.00 which is less than original loan amount of $73,902.37. Therefore LTV or CLTV is exceeds to 105.575%."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Oklahoma. The following state disclosures are missing from the loan file.
1.OK Title protection notice
2.Insurance Disclosure
3.NSF Fee Disclosure
4.Over-the-limit fees
																																																																																																								5.Notice of Rights to Obtain a Security Freeze."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57505145	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,823.52	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.160%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	618	523	59.464%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	6.910%	xx	01-xx-2019	Financial Hardship	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the lender xx was recorded on xx
The chain of assignment has not been completed. The current assignment is with xx. It should be with xx.
The combined annual taxes for the year of xxxx are paid in the amount of xx
There is a State tax lien active xx)” against borrower xx. in the favor of xx Which were recorded on different dates  total in the amount of xx with Instrument/Book/Page# xx
According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x month. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in bankruptcy. According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x month. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape is in the amount of $xxx,xxx.xx.
According to the modification, the loan was modified on xx between the borrower xx and lender xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning on xx The maturity date reflects per modification is xx  There is a balloon payment of xx
According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is xx The chapter xx plan was confirmed on xx debtor shall pay to the trustee $xxx.xx biweekly.
The reason for default is unemployment of borrower due to covid-xx. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is xx The chapter xx plan was confirmed on xx debtor shall pay to the trustee $xxx.xx biweekly. The date of last filing is xx	According to the modification, the loan was modified on xx/xx/xxxx between the borrower xx and lender xx. The new modified principal balance per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx. The maturity date reflects per modification is xx/xx/xxxx. There is a balloon payment of $xx,xxx.xx.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |-xx-| |-xx-| Comment: Information updated as per the available documents. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2019   Tape Value: 4/xx/2020   Variance: -179 (Days)   Variance %:    Comment: Doc date of last mod is 11/xx/2019.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original rate is xx   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57514013	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$216.53	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.874%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and which was recorded on xx with the book/page #xx in the amount of xx with xx
The chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx
No active liens and judgments against the borrower/property.
County annual tax for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
County annual tax for the year xxxx is due in the amount of $xxx.xx on x/xx/xxxx.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx. The reason for default is unavailable. As per the BPO report located at “xx”, the subject property is occupied by the unknown party with axxge condition. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 30/360 |-xx-| |-xx-| Comment: Interest Calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction is Cash Out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the documentation type test.
NC RSHL Modified HMDA APR Threshold Exceeded: YES 11.000% 7.910% +3.090%
NC RSHL Conventional Mortgage Rate APR Threshold Exceeded: YES 10.999% 7.990% +3.009%
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracyand completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is missing from the loan."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57553276	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$965.90	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

The chain of assignment has not been completed. The current assignment of mortgage is with xx.

There is a junior mortgage that originated on xx/xx/xxxx with lender xx.

The County 1st and 2nd installment taxes for the year xxxx have been paid in the amount of xx. No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. As per seller’s tape data, the current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan in in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. As per seller’s tape data, the current UPB reflected is in the amount of xx. The collection comment dated xx/xx/xxxx states the reason for default is illness of borrower. The foreclosure was initiated. The file was referred to attorney on xx/xx/xxxx. The complaint xx was filed on xx/xx/xxxx in the favor of xx. The servicer was completed on xx. The final judgment xx has been entered on xx. The sale was scheduled on xx which was postponed to xx due to covid-xx. The collection comment dated xx/xx/xxxx states the sale set for this one has been cancelled. The sale will be reset once the file comes off of hold. However, further foreclosure proceedings were on hold due to covid-xx moratorium on xx. The collection comment dated xx/xx/xxxx states the borrower xx had filed for bankruptcy under chapter-xx with xx. The bankruptcy case is active and the last filing date is xx/xx/xxxx. No comments have been found regarding the borrower’s income impacted due to covid-xx pandemic. The collection comment dated xx/xx/xxxx states the subject property is owner-occupied. There are no comments found related to the subject property condition.

Update:-
As per the tape data the current status of the loan is bankruptcy-current.
Foreclosure Comments:The foreclosure was initiated. The file was referred to attorney on xx/xx/xxxx. The complaint xx. The servicer was completed on xx/xx/xxxx. The final judgment xx. The sale was scheduled on xx/xx/xxxx which was postponed to xx/xx/xxxx due to covid-xx. The collection comment dated xx/xx/xxxx states the sale set for this one has been cancelled. The sale will be reset once the file comes off of hold. However, further foreclosure proceedings were on hold due to covid-xx moratorium on xx/xx/xxxx. The collection comment dated xx/xx/xxxx states the borrower xx.
Bankruptcy Comments:According to the xx the borrower xx had filed for bankruptcy under chapter-xx with xx on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx therefore, there is no unsecured portion. The chapter -xx plan was confirmed on xx/xx/xxxx. The debtor was supposed to pay the trustee the amount of xx. for xx months under the chapter xx plan. The Proof of Claim filed on xx under xx. The total amount of claim is xx and the amount of arrearage is xx The bankruptcy case is active and the last filing date is xx.	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 2/xx/2019   Variance: 1777 (Days)   Variance %:    Comment: As per review of payment history last payment received date is 05/xx/2019.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333332100   Variance:    Variance %:    Comment: Payment history string is 444444444444444444443400.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 001233333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed is 004344444444444444444444.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 7/xx/2019 Tape Value: 7/xx/2019 Variance: 27 (Days) Variance %: Comment: The complaint (xx) was filed on 07/xx/2019 in the favor of xx which was recorded on 07/xx/2019. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Indiana which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed are missing in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "The final truth in lending disclosure is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57569906	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$407.38	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.050%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2010 12:00:00 AM	xx	xx	12.040%	xx	10-xx-2010	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with lender xx which was recorded on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx which was recorded on xx
No active judgment or liens have been found.
The annual county taxes of xxxx have been paid in the amount of $xxx.xx.
The annual county taxes of xxxx are due in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx. The comment dated x/xx/xxxx shows that the reason for default was illness of family member. The loan modification agreement was made between the borrower xx and the lender xx on xx. The loan has been modified once since origination. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx and the lender xx on xx. The modified UPB is $xx,xxx.xx with an interest rate of xx.xxx % and a P&I of $xxx.xx. The first payment started from xx with the maturity date of xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Deferred Principal (Modification) per Payment History Loan Value: $2502.27 Tape Value: $3838.24 |-xx-| $-1335.97 |-xx-| -34.80683% Comment: Deferred balance is $2502.27. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: Loan terms are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000001000100000000000000   Variance:    Variance %:    Comment: Payment history string is 000001201121111111010110.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000001000100000   Variance:    Variance %:    Comment: Payment history string reversed is 000001201121111111010110.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $89818.11   Tape Value: $87315.84   Variance: $2502.27   Variance %: 2.86576%   Comment: The modified UPB is $89,818.11.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx    Comment: Stated maturity date is xx  Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 237   Tape Value: 238   Variance: -1   Variance %: -0.42016%   Comment: Stated remaining terms are 237.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type is Manufactured housing. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "CE result is Significant as the loan is failing for xx Rate Spread Home Loan Test.
This loan failed the DTI provided test.
This loan failed the documentation type test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the xx rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the xx Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the xx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination located at “xx” shows the type of subject property as a manufactured home without serial#. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the short form title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title shows separate assessment for land and improvements. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $238,495.73. The disclosed finance charge of $238,401.31 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57570640	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$681.98	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.978%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	5/xx/2008 12:00:00 AM	xx	Not Applicable	8.004%	xx	04-xx-2008	Financial Hardship	As per the review of updated title report dated xx/xx/xxxx, the subject mortgagexx.
Chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens found.
The taxes have been exempted.
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for xx+days and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The borrower xx had filed bankruptcy under chapter xx with the xx. The plan was confirmed on xx. The RFD is unable to be determined.
No damages have been found. No comments have been found stating the damages have been repaired.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xx report, the borrower xx had filed bankruptcy under chapter xx with the xx. The POC was filed on xx with its secured portion as $xx,xxx.xx with its arrearage amount as $xxxx.xx.
The plan was confirmed on xx.
This Adjustment of terms agreement was signed between the borrower xx and the lender xx. The UPB is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx. The maturity is xx.	Credit Application	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: No Fc. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $357.09   Variance: $-357.09   Variance %: -100.00000%   Comment: There is no deferred balance.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 359   Variance: -178   Variance %: -49.58217%   Comment: As per the note, the loan original maturity term is 181   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 112234455677899999999999   Variance:    Variance %:    Comment: As per the Payment history, the string is 102233344444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999898776554422211   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 444444444444444443332201   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: 5/xx/2017 Variance: Variance %: Comment: No Fc. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL xx

TILA Foreclosure Rescission Finance Charge Test: FAIL xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57707298	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,447.54	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.600%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.711%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	Not Applicable	4.000%	xx	01-xx-2011	Financial Hardship	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx.
There is one junior judgment against the borrower in the favor of xx.
Annual combined taxes of the year xxxx have been due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
The annual combined taxes of the year xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:
The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
As per comment dated xx/xx/xxxx, the reason for default is an Excessive Obligation.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated xx/xx/xxxx, the subject property is owner-occupied.
The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower xx. The modified principal balance is $xx,xxx.xx. The borrower promises to pay the P&I in the amount of $xxx.xx with an interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.
The loan was previously modified in xxxx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 553 |-xx-xx-193 |-xx-| -34.90054% Comment: Amortization terms are 360. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -61 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Variance: -379 (Days)   Variance %:    Comment: First payment date is 05/xx/2004.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 553   Variance: -193   Variance %: -34.90054%   Comment: The maturity terms months are 360.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx   Variance: $-432.00   Variance %: -0.45506%   Comment: Original balance is $94,500.00.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 003332111000001111000000   Tape Value: 011113211000000111111000   Variance:    Variance %:    Comment: The payment history string is 011111232mmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000111100000111233300   Tape Value: 000111111000000112311110   Variance:    Variance %:    Comment: The payment history reversed string is mmmmmmmmm11100012.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
The loan data is 6.000% and comparison data is 4.000%; hence, the variance is +2.000%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57735308	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,783.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	540	696	32.537%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	xx	2.000%	xx	01-xx-2011	Financial Hardship	The Updated Title Report dated x/xx/xxxx reflects the subject mortgage is in xx. The chain of assignments is complete with the latest assigned to xx dated xx/xx/xxxx and recorded x/xx/xxxx.
There are x State Tax Liens totaling xx with the xx  recorded between xx andxx.
There is a Hospital, Medical or Attorney Lien with the xx with no amount stated that was recorded xx.
The Annual Tax Amount reflects $x,xxx.
The xxxx County 1st half taxes were paid on x/xx/xxxx in the amount of $x,xxx.xx.
The xxxx County 2nd half taxes were paid on x/xx/xxxx in the amount of $x,xxx.xx.	The payment history provided is dated from xx/xx/xxxx to x/xx/xxxx and reflects the loan is current and performing and next due for the x/xx/xxxx payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the x/xx/xxxx payment. The current UPB per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The payment history provided is dated from xx/xx/xxxx to x/xx/xxxx and reflects the loan is current and performing and next due for the x/xx/xxxx payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the x/xx/xxxx payment. The current UPB per the payment history is in the amount of $xxx,xxx.xx.
The loan was modified with an effective date of x/xx/xxxx with a new principal balance in the amount of $xxx,xxx.xx of which $xxx,xxx.xx is deferred and the interest bearing amount is $xxx,xxx.xx to be repaid at a step rate starting at x% with a P&I payment of $xxx.xx for x years then steps up to x% for x year then x% for x year and ends at x% for the remaining term; the new maturity date reflects x/xx/xxxx.  The deferred balance amount of $xxx,xxx.xx includes $xxx,xxx.xx that is eligible for forgiveness which is the "Deferred Principal Reduction Amount".  Provided the borrowers are not in default on the new payments such that the equivalent of three full monthly payments are due and unpaid on the last day of any month, on each of the first, second and third anniversaries of November x, xxxx, the Lender shall reduce the Deferred Principal Reduction Amount.
Prior RFD provided x/xx/xxxx reflects the borrower called and stated he lost his job in xx and just got back to work and trying to catch up all bills.
The servicing comments do not reflect any foreclosure or bankruptcy activity or any damages to the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of x/xx/xxxx with a new principal balance in the amount of $xxx,xxx.xx of which $xxx,xxx.xx is deferred and the interest bearing amount is $xxx,xxx.xx to be repaid at a step rate starting at x% with a P&I payment of $xxx.xx for x years then steps up to x% for x year then x% for x year and ends at x% for the remaining term; the new maturity date reflects x/xx/xxxx. The deferred balance amount of $xxx,xxx.xx includes $xxx,xxx.xx that is eligible for forgiveness which is the "Deferred Principal Reduction Amount". Provided the borrowers are not in default on the new payments such that the equivalent of three full monthly payments are due and unpaid on the last day of any month, on each of the xx, xx and xx anniversaries of xx, the Lender shall reduce the Deferred Principal Reduction Amount.	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 550 |-xx-xx-190 |-xx-| -34.54545% Comment: Amortization Term Months is 360. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The Note at origination was an ARM however the loan was modified to a Step Rate.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 550   Variance: -190   Variance %: -34.54545%   Comment: Loan Original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 010000100000000000000000   Tape Value: 000000132322110000111101   Variance:    Variance %:    Comment: Payment history string is 00000001132mmmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000001000010   Tape Value: 101111000111223231000000   Variance:    Variance %:    Comment: Payment history string revsersed is mmmmmmmmmmmmm23110000000.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Post-Close DTI per 1003 Loan Value: 37.933% Tape Value: 4940.000% Variance: -4902.067% Variance %: -4902.06700% Comment: Post-close DTI per 1003 reflects 37.933%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Settlement date is different from note date (Lvl 2) "The settlement date is xx which is different from the note date of xx. The borrowers executed all closing docs on xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57824640	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,624.28	12/xx/2023	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	608	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	4.000%	xx	01-xx-2017	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There are x IRS liens against the borrower in favor of xx . First was recorded on xx in the amount of xx and the second was recorded on xx in the amount of xx.
There are x state tax liens against the borrower in favor of xx. First was recorded on xx in the amount of xx and the second was recorded on xx in the amount of xx.
Annual borough taxes for the year of xxxx have been paid in the amount of xx.
Annual county taxes for the year of xxxx have been paid in the amount of xx.
Annual School taxes for the year of xxxx have been paid in the amount of xx No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of xx.
As per the comment dated x/xx/xxxx, the reason for default is Covid-xx issues.
As per the comment dated x/xx/xxxx, the subject property is occupied by the owner. No damage or repairs have been found.

Update: As per tape data as of xx/xx/xxxx, the current status of the loan is current. The borrower is current on the loan, and the next due date is xx/xx/xxxx. The current UPB is xx.
As per tape data, foreclosure was initiated in xxxx. Further details are not found.
No visible damages or repairs have been found.
As per tape data, the subject property is occupied by the owner.
No information has been found regarding the bankruptcy case.

Foreclosure Comments:Update: As per tape data, foreclosure was initiated in xxxx. Further details are not found.
Bankruptcy Comments:Not Applicable	This modification agreement was made on xx/xx/xxxx with the new principal balance is xx The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 156 |-xx-| 84 |-xx-| 53.84615% Comment: The amortization terms are 240. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2017   Tape Value: 4/xx/2017   Variance: 42 (Days)   Variance %:    Comment: The modification agreement was made on 06/xx/2017.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1303 (Days)   Variance %:    Comment: The last payment received date is 06/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 156   Variance: 84   Variance %: 53.84615%   Comment: The loan original maturity terms are 240.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $100000.00   Tape Value: $117000.00   Variance: $-17000.00   Variance %: -14.52991%   Comment: As per the appraisal report appraised value is $100,000.00.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.99000%   Tape Value: 4.00000%   Variance: 2.99000%   Variance %: 2.99000%   Comment: The original stated rate is 6.990%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 004444444444444444444444   Tape Value: 332100000221010033333333   Variance:    Variance %:    Comment: The payment history string is 432100000022010012344444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444400   Tape Value: 333333330010122000021233   Variance:    Variance %:    Comment: The payment history reversed string is 444443210010220000001234.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: As per the appraisal report the property type is Manufactured Home. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) ""Home is not affixed. As per the appraisal report located at xx, shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Hence, unable to confirm whether the home is affixed to the permanent foundation or not.""	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file; however, the values are taken as note date and loan amount."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57839165	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,692.80	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.360%	361	361	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/xx/2010	xx	xx	7.140%	xx	03/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is from xx

No active judgments or liens have been found against the borrower or subject property.
County annual taxes for the year of xxxx are due in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.

Update-
As per the review of tape data of payment history as of xx/xx/xxxx, the borrower is currently delinquent with the loan for x month and next due date is xx/xx/xxxx. Details of the last payment received are not available. The current P&I is $xxxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently in the Performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The borrower has been making the payment as per the adjustment of terms agreement which was made on xx between the borrower xx. As per the adjustment terms, the new principal balance is xx with the deferred principal balance is xx The borrower has promised to pay the in the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx The borrower did not file bankruptcy. The foreclosure was not initiated. The subject property and reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The borrower has been making the payment as per the adjustment of terms agreement which was made on x/xx/xxxx between the borrower "xx" and lender "xx”. As per the adjustment terms, the new principal balance is $xxx,xxx.xx with the deferred principal balance is $x,xxx.xx. The borrower has promised to pay the in the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on x/xx/xxxx till maturity date of xx/xx/xxxx.	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type as 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 361   Tape Value: 404   Variance: -43   Variance %: -10.64356%   Comment: Loan original maturity term months as 361   Tape Source: Initial   Tape Type:
xx
xx
xx
Field: Original Stated Rate   Loan Value: 12.36000%   Tape Value: 12.35520%   Variance: 0.00480%   Variance %: 0.00480%   Comment: Original stated rate as 12.3600%   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per application as cash out other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 as cash out   Tape Source: Initial   Tape Type:
xx
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Significant" (Lvl 2) "This loan failed the NC rate spread home loan test.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
NC Rate Spread Home Loan Test: FAIL
This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification.

NC RSHL DTI Provided Test: FAIL
NC RSHL Documentation Type Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $474,194.43. The disclosed finance charge of $167,077.18 is not considered accurate because it is understated by more than $100
TILA Finance Charge Test: FAIL The loan data is $167,077.18, the comparison data is $474,194.43 and the variance is -$307,117.25

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $474,194.43. The disclosed finance charge of $167,077.18 is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA Foreclosure Rescission Finance Charge Test: FAIL The loan data is $167,077.18, the comparison data is  $474,194.43 and the variance is  -$307,117.25"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Property is Manufactured Housing (Lvl 2)     "Subject Property is Manufactured. Proof of Affixation of the property permanently to the land is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57899011	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,271.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	42.356%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage xx.
The chain of assignment has not been provided with the Updated title report. Currently, the mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found against the borrower and property.
Annual combined taxes of the year xxxx are due in the amount of $x,xxx.xx.

As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/xxxx, the reason for default is curtailment of income. As per comment dated xx/xx/xxxx, the Forbearance extension approved for x months. Original Forbearance plan ended on xx.
Currently the borrower is working at xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: 94.416% Tape Value: 0.944% |-xx-| 93.472% |-xx-| 9901.69491% Comment: "Collateral Value used for Underwriting: $390,000.00. Amount of Secondary Lien(s): $00.00. Loan Amount: $355,478.00. CLTV = 93.472%. " Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 94.416%   Tape Value: 0.944%   Variance: 93.472%   Variance %: 9901.69491%   Comment: "Collateral Value used for Underwriting: $390,000.00. Loan Amount: $355478.00. CLTV = 93.472%. "   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 42.356%   Tape Value: 0.430%   Variance: 41.926%   Variance %: 9750.23255%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 23.519% Tape Value: 19.100% Variance: 23.328% Variance %: 12213.61256% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Duplicate Finding
This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised LE dated xx. Initial LE dated reflects Transfer Taxes at $0.00. However, Revised LE dated xx reflects Transfer Taxes (Fees by Seller) at $1794.89. This is a fee increase of $1794.89 for 0% tolerance fee test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised LE dated xx. Initial LE dated reflects Transfer Taxes at $0.00. However, Revised LE dated xx reflects Transfer Taxes (Fees by Seller) at $1794.89. This is a fee increase of $1794.89 for 0% tolerance fee test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data States "The manual U/W closed outside FNMA guidelines.  It has marked in the system with Portfolio as investor""
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(a) or memorialized comment by the Loan Officer."
																																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57931547	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,255.68	08/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	Unavailable	Unavailable	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.685%	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/xx/2019	xx	Not Applicable	3.805%	xx	09/xx/2019	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage is with xx onxx
There is a junior mortgage against the property in the favor xx
No active judgments or liens have been found.
Annual combined taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
 No prior year delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower has been delinquent for xx+days and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
Collections Comments:
The loan is currently in the collections and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx.
According to PACER report, the borrower xx has filed bankruptcy under xx. The debtor was discharged on xx and the case was discharged on xx As per the comment dated xx the RFD is excessive obligation. The property is owner occupied. No repairs and damages have been found.
As per tape data, the borrower’s income has been impacted due to COVID-xx. As per tape data forbearance agreement has been found that began from xx No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER report, the borrower xx had filed bankruptcy under xx. The plan was confirmed on xx The POC was filed on xx the POC amount is xx and the arrearage amount is xx The debtor was discharged on xx and the case was discharged on xx	This step modification agreement was made between xx and Borrower xx on x/x/xxxx. As per the modified term the new principal balance is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx monthly with modified interest rate of x.xxx %, beginning from x/x/xxxx. The maturity is x/x/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: 159 Tape Value: 11 |-xx-| 148 |-xx-| 1345.45454% Comment: Age of loan is 159. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to PACER report, the borrower xx
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: This loan is FHA. The loan was originated on xx. The MI certificate is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: 2   Tape Value: 3   Variance: -1   Variance %: -33.33333%   Comment: As per the review of payment history as of 10/xx/2020, the borrower has been delinquent for 60+days and the next due date for payment is 8/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: 2/xx/2007   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $104000.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 132.850%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 103.510%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 210120111140014444400000   Tape Value: 322000000000000000000000   Variance:    Variance %:    Comment: As per the Payment history, the string is 2101201111140014444400000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000004444410041111021012   Tape Value: 000000000000000000020223   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 000004444410041111021012   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2059 Tape Value: 4/xx/2037 Variance: 8157 (Days) Variance %: Comment: The mod reflects the matruity as 8/xx/2059. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "The CE risk indicator is Significant as the loan is failing GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test."
* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 3/xx/2007 as an FHA loan with case# xx No indication of any changes in loan type found in the loan file."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "The CE risk indicator is Significant as the loan is failing GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test.
Total fees charged is $6,297.67 and allowed is $4,834.47, however it is over charged by $1,463.20.
Affirmative claims can be made within 5 years of the closing and that the Note date is 3/xx/2007. SOL has been expired.
Fees Included-
Yield Spread Premium (Indirect / POC) $2,753.44
Seller-Paid Points and Fees $3,254.89
Settlement / Closing / Escrow Fee $289.34"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The loan was originated on 3/xx/2007 as an FHA loan with case #105-2897588-703.  The MI certificate is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file. The values are updated as per the tape."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "The bankruptcy was filed on 1/xx/2016 under chapter-13 with case xx.As per PACER, the amended POC has been filed on 4/xx/2016.The POC bar date is 4/xx/2016."	Significant	Not Covered	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57968326	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,170.87	$683.63	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.360%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/xx/2017	xx	Not Applicable	6.000%	xx	06/xx/2017	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
x) There is an active civil judgment against the borrower in the favor of xx.
x) There is Credit Card judgment in the favor of xx.
x) There is Credit Card judgment in the favor of xx
x) There is another Credit Card judgment in the favor of xx which was recorded on xx
The annual combined and city taxes for the year of xxxx have been delinquent in the total amount of $xxxx.xx which were due on xx/xx/xxxx and xx/xx/xxxx and good through till x/xx/xxxx.	The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. According to the PACER, the borrower xx The POC was filed by xx, a xx, with the claim amount of $xx,xxx.xx and the arrearage amount is $x,xxx.xx. The chapter xx plan was filed on xx/xx/xxxx and the amended plan was filed on xx/xx/xxxx. The amended plan was confirmed on xx/xx/xxxx. The debtor shall pay to the trustee $xxx.xx for x to x months, and $xxx.xx for x to xx months under chapter xx. The schedule D of Voluntary Petition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the xx. Therefore, the unsecured portion is $xx,xxx.xx. There is no comment indicating a cram down.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. The complaint was filed on x/xx/xxxx. However, the foreclosure was put on hold as the borrower Mattie Lee Drury had filed bankruptcy under chapter- xx with the case# xx-xxxxx on xx/xx/xxxx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.
The step loan modification agreement was made on x/xx/xxxx between the borrower xx. The borrower promises to make monthly payment of $xxx.xx with the interest rate of x.xxx% for xx months and this modification has six steps. The last step P&I is $xxx.xx with the interest rate of xx.xxx% beginning from x/xx/xxxx till the maturity date of x/xx/xxxx. The New Principal Balance stated in the modification is $xx,xxx.xx. Lender agrees to forgive is in the amount of $xx,xxx.xx.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. The complaint was xx
Bankruptcy Comments:According to the PACER, the xx and the arrearage amount is $x,xxx.xx. The chapter xx plan was filed onxx and the amended plan was filed on xx/xx/xxxx. The amended plan was confirmed on xx/xx/xxxx. The debtor shall pay to the trustee $xxx.xx for x to x months, and $xxx.xx for x to xx months under chapter xx.
The schedule D of Voluntary Petition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is $xx,xxx.xx and the value of the collateral is $xx,xxx.xx. Therefore, the unsecured portion is $xx,xxx.xx. There is no comment indicating a cram down.
The step loan modification agreement was made on x/x/xxxx between the borrower xx and lender xx. The borrower promises to make monthly payment of $xxx.xx with the interest rate of x.xxx% for xx months and this modification has six steps. The last step P&I is $xxx.xx with the interest rate of xx.xxx% beginning from x/x/xxxx till the maturity date of x/x/xxxx. The New Principal Balance stated in the modification is $xx,xxx.xx. Lender agrees to forgive is in the amount of $xx,xxx.xx.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 413 |-xx-xx-53 |-xx-| -12.83292% Comment: As per note the loan amortized terms are 360 months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The note is not having the balloon provision.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The modification is in steps.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 413   Variance: -53   Variance %: -12.83292%   Comment: As per note the loan original maturity terms are 360 months.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 6/xx/2022   Tape Value: 5/xx/2022   Variance: 31 (Days)   Variance %:    Comment: As per modification the 1 step date is 06/xx/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 6/xx/2023   Tape Value: 5/xx/2023   Variance: 31 (Days)   Variance %:    Comment: As per modification the 2 step date is 06/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 6/xx/2024   Tape Value: 5/xx/2024   Variance: 31 (Days)   Variance %:    Comment: As per modification the 3 step date is 06/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 6/xx/2025   Tape Value: 5/xx/2025   Variance: 31 (Days)   Variance %:    Comment: As per modification the 4 step date is 06/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 6/xx/2026   Tape Value: 5/xx/2026   Variance: 31 (Days)   Variance %:    Comment: As per modification the 5 step date is 06/xx/2026.   Tape Source: Initial   Tape Type:
Field: xx
Field: Payment History String   Loan Value: 000000000000000000001223   Tape Value: 999999999999999888887777   Variance:    Variance %:    Comment: The payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 322100000000000000000000   Tape Value: 777788888999999999999999   Variance:    Variance %:    Comment: The payment history string reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
1.Fair Housing Notice
2.Homeownership Protection Center Disclosures
3.Notice of Free Choice of Agent or Insurer"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57973141	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$976.49	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.765%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	Not Applicable	6.250%	xx	01-xx-2012	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx.
There is one senior mortgage against the subject property in the favor of xx.
Annual personal taxes of the year xxxx have been due in the amount of $xxx.xx which was due on xx/xx/xxxx.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
As per comment dated xx/xx/xxxx, the reason for default is marital difficulties.
 The loan has been modified on xx/xx/xxxx.
The borrower xx. The schedule-D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. As per the voluntary petition, the borrower intends to surrender the property. The property is not claimed as Exempt. The debtor was discharged xxand case was terminated on xx.
The post-closing details regarding the foreclosure have not been found.
The occupancy of the subject property is unable to determine. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
The borrower xx. The schedule-D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. As per the voluntary petition, the borrower intends to surrender the property. The property is not claimed as Exempt. The debtor was discharged xx.
The modification agreement is made between the borrower xx”. As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay the P&I in the amount of $ $xxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till the maturity date ofxx

Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy is discharged. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Modification change the note term.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Comment: Loan origination maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx  Tape Value: xxVariance: xx%   Comment: Original balance is xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Variance: -6 (Days)   Variance %:    Comment: Original note doc date is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000021222111221   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 122111222020000000000000   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is unavailable.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the Statexxwhich has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57984391	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$871.68	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	14.790%	191	191	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	492	647	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/xx/2001	xx	Not Applicable	10.999%	xx	09/xx/2001	Change of Terms	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment has been completed. The current assignment of mortgage is with xx

No active judgments or liens have been found against the borrower/subject property.

The combined annual installment taxes for the year xxxx are due in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. As per seller’s tape data, the current UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of collection comments the current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. As per seller’s tape data, the current UPB reflected is in the amount of $xx,xxx.xx. The reason for default is unable to be determined. No comments have been found regarding the foreclosure or bankruptcy. No comments have been found regarding the borrower’s impacted due to covid-xx pandemic. The BPO report (xx) dated xx states the subject property is owner-occupied and the property is in axxge condition with no repairs noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan adjustment of terms agreement made between borrower xx and xx (Borrower) and xx (Lender) on xx/xx/xxxx. As per the modified terms, the new principal balance $xx,xxx.xx. The borrower promises to pay $xxx.xx monthly with modified interest rate of xx.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Origination Appraisal	xx
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per note, an interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: As per final loan application, the occupacy at origination is Secondary.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 110002222233222222222221   Variance:    Variance %:    Comment: Payment history string is 010001222222222233222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 122222222222332222200011   Variance:    Variance %:    Comment: Payment history string reversed is 222222222233222222100010.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per final loan application, the purpose of refinance is Lower rate or term.   Tape Source: Initial   Tape Type:
xx	3: Curable	* Lost Note Affidavit (Lvl 3) "The Lost Note Affidavit is found and located at “xxl" which was executed on 03/xx/2017 which is stating that the original Note has been misplaced or destroyed or lost. However, the copy of note is available at “xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL
Loan Data $53,053.23 Comparison Data $53,371.70 Variance -$318.47

TILA APR Test: FAIL
Loan Data 14.780% Comparison Data 15.061% Variance -0.281%"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $53,371.70. The disclosed finance charge of $53,053.23 is not considered accurate because it is understated by more than $100.

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 15.061%. The disclosed APR of 14.780% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Credit Score for borrower is less than 500 (Lvl 2)     "Credit score for borrower is less than 500."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report at origination is missing from the loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57994744	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$465.49	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	703	799	56.602%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated xx.
The chain of assignment is complete.
There are no active judgments and liens found.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior years.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. Next due date is xx/xx/xxxx. As per payment history, UPB is in amount of $xxx,xxx.xx.	Collections Comments:Comments:
SAxxxxx- Pay Hist anjd _ServicingMemo
xx
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. Next due date is xx/xx/xxxx. As per payment history, UPB is in amount of $xxx,xxx.xx.
At the time of loan origination borrower is working as xx.
No evidence of foreclosure has been found.
As per PACER report no bankruptcy filing has been found since from loan origination.
The comment does not show any Covid-xx impact and no evidence has been found in available comment regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Intent to Proceed Missing (Lvl 3) "Borrower's Intent to Proceed is Missing from the Loan File."
* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing the alert that the borrower was not in receipt of the final appraisal atleast 3 business days prior to the closing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "1. The final 1003 and AUS/DU is showing that the borrower has VA Disability benefit of $1,216.00 but the supporting documents are missing from the loan file to confirm the same. Due to this borrower's DTI is increased from 41.61% to 56.602%.

2. Insufficient funds to close the loan as no evidences are available to confirm the required assets of $23,000.00 from Net Sale from Proceed. SOL expired, downgraded to LVL2."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "CE risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.602% as the Borrower income was $3,374.80 and total expenses are in the amount of $1,910.19 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 41.61%. SOL expired, downgraded to LVL2."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.602% as the Borrower income was $3,374.80 and total expenses are in the amount of $1,910.19 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 41.61%.
																																																																																																								The borrower's total income was calculated wrongly at origination as $4,590.80 (Base - $3,374.80 + VA Disability Benefit - $1,216.00); however, no supportive documents are available to confirm the borrower's VA Disability benefit of $1,216.00. Due to this, the borrower's DTI is increased from 41.61% to 52.602%. SOL expired, downgraded to LVL2."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57997013	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,130.52	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The current assignment of mortgage is with xx.
There is one junior mortgage that originated against the subject property. The mortgage was originated on xx with the lender xx in the amount of $xx which was recorded on xx.
There is one credit card judgment against the current owner xx. The lien is in the favor of xx in the amount of $xx which was recorded on xx.
The combined annual installment taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
City annual installment taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected is in the amount of $xx,xxx.xx.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $x,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The current status of the loan is in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected is in the amount of $xx,xxx.xx. According to the PACER, the borrower xx had filed for bankruptcy under chapter-xx with the case#xx. The bankruptcy case is active and the last filing date is xx. No comments have been found regarding the borrower’s income impacted due to covid-xx pandemic. There are no comments found related to the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-xx with the case#xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral isxx; therefore, there is no unsecured portion. The chapter-xx plan was confirmed on xx. The debtor was supposed to pay the trustee the amount of $xxx.xx for approximately xx months under chapter xx plan. The Proof of Claim filed on xx. The total amount of secured claim is xx. The bankruptcy case is active and the last filing date is xx.	Not Applicable	Affiliated Business Disclosure Credit Report	Field: Accrued Interest per Payment History Loan Value: xx Comment: The Proof of Claim filed on xx. The total amount of secured claim is xx. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Arrearage Amount   Loan Value: xx   Comment: The Proof of Claim filed on xx under claim#4-1. The total amount of secured claim is $xx0.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: The current status of the loan is in bankruptcy.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $5565.88 Tape Value: $21819.59 Variance: $-16253.71 Variance %: -74.49136% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58117056	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,058.06	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.650%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	559	Not Applicable	20.352%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/xx/2016	xx	Not Applicable	3.675%	xx	09/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor ofxx for the amount of $xx which was recorded on xx.
The chain of assignment has not been completed. The last assignment is with xx which was recorded on xx.The assignment is missing to “xx”.
First and second installments of county taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year’s delinquent taxes have been found.
According to document attached with the updated title report located “xx”, there is notice of assessment and payment of contractual assessment require xx (xx Program) against the subject property which was recorded pm xx. According to document located “xx”, xx assessment contract was made on xx to allow the financing of certain renewable energy infrastructure that are permanently fixed to real property. The estimated disbursement amount under this contract is in the amount of $xx and estimated disbursement date is xx.
According to the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is in collection and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx. The loan was modified on xx. The New Principal Balance is in the amount of $xxx,xxx.xx and the lender has agreed to forgive the principal balance in the amount of $xxxx.xx. The borrower has promised to pay P&I in the amount of $xxx.xx at the interest rate of x.xxx% beginning from xxtill xx.
The current employment of the borrower and job type is unable to determine from servicing comment and loan file. No foreclosure/bankruptcy activity has been found.
No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and servicer on xx.The New Principal Balance is in the amount of $xxx,xxx.xx and the lender has agreed to forgive the principal balance in the amount of $xxxx.xx. The borrower has promised to pay P&I in the amount of $xxx.xx at the interest rate of x.xxx% beginning from xx till xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 510 |-xx-xx-150 |-xx-| -29.41176% Comment: Stated maturity months are 360. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 510   Variance: -150   Variance %: -29.41176%   Comment: Stated maturity months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111110100011111111110006   Variance:    Variance %:    Comment: Payment history string is 111001010111111111111mmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 600011111111110001011111   Variance:    Variance %:    Comment: Payment history string reversed is mmm11111111111010100111.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 20.352%   Tape Value: 4700.000%   Variance: -4679.648%   Variance %: -4679.64800%   Comment: DTI is 20.352%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Home improvement   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Updated as per document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan has escrow holdback. No proof it was released (Lvl 2)     "According to Final HUD-1, there is hold back in the amount of $5170.00. No proof of release has been found in th loan file."
* Loan has escrow holdback. No proof it was released (Lvl 2)     "According to Final HUD-1, there is hold back in the amount of $5170.00. No proof of release has been found in th loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. Following state disclosures are missing from loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
xx Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
xx to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The subject mortgage was originated on xx. However, according to ROR, the settlement date is xx."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The subject mortgage was originated on xx. However, according to final HUD-1, the settlement date is xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58156587	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,830.42	12/xx/2023	Unavailable	No	Dismissal	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.490%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	38.316%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	2.000%	xx	01-xx-2017	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx.
There is junior mortgage is in the favor of xx, a Public Corporation, recorded on xx in the amount of xx.
There is a State Tax lien in the amount of xx which was recorded on xx in the favor of xx.
There are two judgments, 1st is in the favor of xx and 2nd is in the xx.
Combined annual taxes of xxxx have been paid on xx in the amount of xx.

Update:
According to the UT report dated x/xx/xxxx, the subject mortgage was originated on xx.
There is a junior mortgage active against the subject property in the amount of $xx in favor of xx.
There is a junior judgment active against the subject borrower in the amount of $xx in favor of xx.
The annual utilities charges for xxxx are delinquent in the amount of xx which is good through xx.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. The last payment received on xx/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of xx.

Update:
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx. The current UPB is xx.

Collections Comments:The loan is collections. According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. The last payment received on xx/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/xxxx the reason for default is decreased income due to covid-xx. The property is owner occupied and in good condition. No information has been found related damage or repairs.

Update:
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx. The current UPB is xx.
As per the comment dated x/xx/xxxx, the foreclosure was initiated and the complaint was filed on x/xx/xxxx. As per the comment dated x/xx/xxxx, the foreclosure was placed on hold due to loss mitigation and the hold is ended on xx/xx/xxxx. As per the comment dated xx/xx/xxxx, the re-projected judgment was entered on xx/xx/xxxx. As per the comment dated xx/xx/xxxx, the foreclosure was dismissed. The loan has been reinstated.
As per the comment dated x/xx/xxxx, the subject property is owner occupied.
As per the comment dated x/xx/xxxx, the xx bulk payment has been received in the amount of $xx,xxx.xx.
As per the comment dated xx/xx/xxxx, there is a dispute for payment.
As per the comment dated x/xx/xxxx/xxxx, the borrower’s income was impacted by Covid-xx. The forbearance plan was discussed.
As per the comment dated x/xx/xxxx, the reason for default is curtailment of income.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the comment dated x/xx/xxxx, the foreclosure was initiated and the complaint was filed on x/xx/xxxx. As per the comment dated x/xx/xxxx, the foreclosure was placed on hold due to loss mitigation and the hold is ended on xx/xx/xxxx. As per the comment dated xx/xx/xxxx, the re-projected judgment was entered on xx/xx/xxxx. As per the comment dated xx/xx/xxxx, the foreclosure was dismissed. The loan has been reinstated.
Bankruptcy Comments:According to the xx, the borrower xx filed bankruptcy under chapter- xx with the xx on x/xx/xxxx.The last date of filing date is xx.The plan was discharged on xx and terminated on xx.	This modification agreement was made between xx. As per the modified term, the new principal balance is xx from which $xx,xxx.xx has been deferred and interest bearing should be $xxx,xxx.The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xx% beginning from x/x/xxxx with a maturity date of x/x/xxxx.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 613 |-xx-xx-253 |-xx-| -41.27243% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK was filed.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2017   Tape Value: 12/xx/2016   Variance: 31 (Days)   Variance %:    Comment: Doc Date of Last Mod is 1/xx/2017.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 7/xx/2020   Variance: 1248 (Days)   Variance %:    Comment: Last Payment recevied date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 583   Variance: -223   Variance %: -38.25042%   Comment: Loan Original Maturity term month are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2017   Tape Value: 1/xx/2022   Variance: -1826 (Days)   Variance %:    Comment: Mod Step 1 Date is 1/xx/2017.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 1 Rate is 2.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 1/xx/2022   Tape Value: 1/xx/2023   Variance: -365 (Days)   Variance %:    Comment: Mod Step 2 Date is 1/xx/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 3.625%   Variance: -0.625%   Variance %: -0.62500%   Comment: Mod Step 2 Rate is 3.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000010444444444   Tape Value: 332111103210023333333333   Variance:    Variance %:    Comment: PH Stirng reversed is 1112121212121212111123; tape reflects 33333333330302121312333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444010000000000000 Tape Value: 333333333020012301121233 Variance: Variance %: Comment: PH Stirng reversed is 1112121212121212111123; tape reflects 33333333330302121312333. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58187966	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,148.70	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	No Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/xx/2019	xx	Not Applicable	2.730%	xx	08/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx
The chain of assignment has been completed. The last assignment is with xx
There is a Title defect which shows an unresolved URDR: Property Restrictions - Affordable Housing, Indian Reservations, Private Records.
There is a junior mortgage which was recorded on xx.
There are no active lien judgments.
1st instalment county taxes of xxxx has been paid in the amount of $ x,xxx.xx on xx/xx/xxxx.
2nd instalment county taxes of xxxx has been paid in the amount of $ x,xxx.xx on xx/xx/xxxx.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The step loan modification agreement was made on xx between the borrower and lender. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% for xx months, then $xxx.xx with the interest rate of x.xxx% for xx months and $xxx.xx with the interest rate of x.xxx% beginning from xx till the maturity date of xx The New Principal Balance stated in the modification is xx Lender agrees to forgive the principal in the amount of xx this amount of principal forgiven exceeds x% of the modified balance.
xx. Therefore, the unsecured portion is $xx,xxx.xx.Reaffirmation agreement was filed on xx The case was discharged on xx joint debtor discharged on xx/xx/xxxx and the case was terminated on xx
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed bankruptcy under chapter-xx and the value of the collateral is xx. Therefore, the unsecured portion is xx Reaffirmation agreement was filed on xx The case was discharged on xx joint debtor discharged on xx and the case was terminated on xx	The step loan modification agreement was made on x/x/xxxx between the borrower and lender. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% for xx months, then $xxx.xx with the interest rate of x.xxx% for xx months and $xxx.xx with the interest rate of x.xxx% beginning from x/x/xxxx till the maturity date of xx/x/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: As per PACER details. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 396   Variance: -36   Variance %: -9.09090%   Comment: As per notice of modification agreement..   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.730%   Tape Value: 3.739%   Variance: -0.009%   Variance %: -0.00900%   Comment: 3.730%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1177.03   Tape Value: $1113.04   Variance: $63.99   Variance %: 5.74911%   Comment: $1177.03   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.50000%   Tape Value: 5.00000%   Variance: 1.50000%   Variance %: 1.50000%   Comment: 6.500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000122222mmmmmmmmmmmm   Tape Value: 000002223232210888776543   Variance:    Variance %:    Comment: As per payment history string.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmmmmmmmm222221000000   Tape Value: 345677888212232322200000   Variance:    Variance %:    Comment: As per payment history string mmmmmmmmmmmm222222100000.   Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is msising from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees.""
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois state. The following state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58191534	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$465.19	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.109%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment is completed as the subject mortgage is currently assigned to xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual county tax of xxxx due in the amount of $xxx.xx on x/xx/xxxx.
The annual county tax of xxxx has been paid in the amount of $xxx.xx on x/xx/xxxx.
As per payment history as of xx/xx/xxxx, the loan is performing and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The payment history reflects, the current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:Currently loan is performing.

As per payment history as of xx/xx/xxxx, the loan is performing and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The payment history reflects, the current unpaid principal balance is in the amount of $xx,xxx.xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report HUD-1 Closing Statement Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $2288.63 |-xx-| $-2288.63 |-xx-| -100.00000% Comment: Deferred principal is $0.00 Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interested calculation type is 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.10900%   Tape Value: 9.10920%   Variance: -0.00020%   Variance %: -0.00020%   Comment: Original stated rate is 9.10900%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000011000100000000000000   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000001000100000   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is No Cash out   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of trnasaction type per HUD-1 is refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "ComplianceEase risk indicator is Significant."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "ComplianceEase state/local predatory test failed.

This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full Compliance Analyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan. PLEASE NOTE: This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums. See Legislative Summary Alert (below) for full repayment ability requirements."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file; however the 900 & 1000 section is not available on HUD-1."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file, however the data has been captured from initial 1003 located at "xx"."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58229175	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$79.43	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.600%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed.
No active judgments or liens have been found.
Annual county taxes of the year xxxx are due on xx/xx/xxxx in the amount of xx.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is in bankruptcy. The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of xx. As per xx the debtor xx, in the secured claim amount of xx and an arrearage in the amount of xx Chapter xx plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy and regular payment will be paid directly to creditor. This plan was confirmed on xx.
As per seller tape, the foreclosure was started in xxxx and the complaint was filed on xx. File was put on hold due to borrower had filed Bankruptcy under chapter-xx on xx with the xx.  Currently, this bankruptcy case is active. As per comment dated x/xx/xxxx, file was put hold due to loss mitigation on xx. No further details have been found.
Foreclosure Comments:As per seller tape, the foreclosure was started in xxxx and the complaint was filed on x/xx/xxxx. File was put on hold due to borrower had filed Bankruptcy under chapter-xx on xx/xx/xxxx with the xx.  Currently, this bankruptcy case is active. As per comment dated x/xx/xxxx, file was put hold due to loss mitigation on xx/xx/xxxx. No further details have been found.
Bankruptcy Comments:As per xx the debtor xx had filed Bankruptcy under chapter-xx on xx. POC was filed on xx in the secured claim amount of xx and an arrearage in the amount of xx Chapter xx plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy and regular payment will be paid directly to creditor. This plan was confirmed on xx	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Last Payment Received Date Loan Value: 12/xx/2023 Tape Value: 3/xx/2020 |-xx-| 1374 (Days) |-xx-| Comment: Last Payment Received Date is 9/xx/2020 Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 33333333333B333333333333   Variance:    Variance %:    Comment: Payment History String is 444432144444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 333333333333B33333333333   Variance:    Variance %:    Comment: Payment History String Reversed is 444444444444444441234444   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance Per Application is Cash Out-Other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Trnsaction per HUD-1 is Cash Out   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is Manufactured Housing Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.  This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file. According to appraisal  report dated xx the subject property is manufactured house. Subject mortgage legal shows property is mobile home made in 1999 with and xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58297202	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,613.41	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	688	Not Applicable	60.289%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	2.683%	xx	01-xx-2019	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. The assignment is with “xx”, which was recorded on xx.
There are x judgments against the borrower in the total amount of xx in the favor of xx which was recorded on different dates.
There is a judgment against the borrower in the amount of xx in the favor of xx which was recorded on xx.
Annual taxes have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
AS per collection comments review, borrower’s intention is to keep the property. According to comment dated x/xx/xxxx, the subject property is reported as damaged and xx% inspection result is received.  As per comment dated x/xx/xxxx, borrower wanted to do self-repair for the roof. The claim is over $xxK. Comment dated x/xx/xxxx states Check# xxxxx has been mailed in the amount of $x,xxx.xx. As per comment dated x/xx/xxxx, Ck# xxxxx has been mailed in the amount of $xx,xxx.xx. Comment dated xx/xx/xxxx states that the roof, master bedroom, vanity repairs are pending. As per owners affidavit located at “xx” date of loss is xx/xx/xxxx. According to loss draft inspection report dated x/xx/xxxx located at “xx” the type of loss is Wind and amount of loss is $xx,xxx.xx. No detailed information is available in the latest xx months servicing comment that confirm the current status of the repairs.
The loan modification agreement was made on xx between the borrower “xx” and lender “xx”. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx, which will get change in x steps till the maturity date of xx. The New Principal Balance stated in the modification is $xxx,xxx.xx. From UPB, lender agrees to forgive an amount equal to $xx,xxx.xx which is exceeding x.xx% of modified principal balance and Interest bearing amount is $xxx,xxx.xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx between the borrower “xx” and lender “xx”. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx, which will get change in x steps till the maturity date of xx. The New Principal Balance stated in the modification is $xxx,xxx.xx. In addition to this lender agrees to forgive an amount equal to $xx,xxx.xx which is exceeding x.xx% of modified principal balance and Interest bearing amount is $xxx,xxx.xx.	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: 81 Tape Value: 13 |-xx-| 68 |-xx-| 523.07692% Comment: Age of Loan is 81. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 527   Variance: -167   Variance %: -31.68880%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 4/xx/2019   Tape Value: 4/xx/2024   Variance: -1827 (Days)   Variance %:    Comment: Mod step 1 date is 4/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.683%   Tape Value: 3.683%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 2 Rate is 2.683%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 4/xx/2024   Tape Value: 4/xx/2025   Variance: -365 (Days)   Variance %:    Comment: Mod step 2 date is 4/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.683%   Tape Value: 4.403%   Variance: -0.720%   Variance %: -0.72000%   Comment: Mod Step 2 Rate is 3.683%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: 0   Tape Value: 6   Variance: -6   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 044444444444444444444444   Tape Value: 654000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 444000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444440   Tape Value: 000000000000000000040456   Variance:    Variance %:    Comment: Reversed payment history string is 444000000000000000000000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the initial TIL disclosure date test.
This loan failed the higher-priced mortgage loan test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the initial TIL disclosure date test due to one of the following: ( 12 CFR §1026.17(b),1026.19(a) , transferred from 12 CFR §226.17(b) , 226.19(a) , as amended in 2009 )
The date creditor received the application (formerly application date) is on or after July 30, 2009, and:
The loan is a mortgage transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.) that is secured by the consumer's dwelling; and
The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application; and
The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction.
Or, the application date of the loan is before July 30, 2009, and
The loan is a "residential mortgage transaction" subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601
et seq.); and
The initial TIL disclosure date is before consummation or three business days after the creditor receives the consumer's written application, whichever is earlier.
This calculations takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to
§1026.19(a)(1)(i) (early disclosures three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:
None

This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met."
* DTI > 60% (Lvl 2)     "As per Final 1003 dated 7/xx/2013, the total monthly income is in the amount of $4,846.40 and the total monthly expenses are in the amount of $1,996.91. Hence, DTI is exceeding 60%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is xx. However, the MI Certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58420517	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,363.66	12/xx/2023	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	587	610	25.544%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	2.500%	xx	01-xx-2018	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is completed.
There is a junior mortgage against subject property in the amount of xx. Annual county taxes for the year of xxxx had been paid in the amount of $x,xxx.xx. No delinquent taxes have been found for the prior years.	Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency of xx months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in foreclosure. Review of updated payment history as of xx/xx/xxxx shows that the loan is currently in delinquency of xx months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
The loan was modified on xx  with the x step amortization with the new principal balance of $xxx,xxx.xx. The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
 As per the servicing comments (xx), the foreclosure was initiated. The file was referred to an attorney on xx. The judgment was entered but the date is not available. The sale was set for xx. However, it was canceled due to Covid-xx. As per the comment dated x/xx/xxxx, the new sale date is set for xx. No further details have been found.
The reason for default is unable to be determined. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied. Collection comment does not indicate any damages and repairs on the subject property.
Foreclosure Comments:As per the servicing comments (xx), the foreclosure was initiated. The file was referred to an attorney on xx. The judgment was entered but the date is not available. The sale was set for xx. However, it was canceled due to Covid-xx. As per the comment dated xx, the new sale date is set for xx/xx/xxxx. No further details have been found.
Bankruptcy Comments:Not Applicable	The loan was modified on xx with the x step amortization with the new principal balance of $xxx,xxx.xx. The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 628 |-xx-xx-268 |-xx-| -42.67515% Comment: Amortization term months (CE, S&P) is "360". Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is "No".   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $45266.38   Tape Value: $45436.59   Variance: $-170.21   Variance %: -0.37460%   Comment: Deferred principal (Modification) per payment history is "$45,266.38".   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2018   Tape Value: 11/xx/2018   Variance: -19 (Days)   Variance %:    Comment: Doc date of last modification is "11/xx/2018".   Tape Source: Initial   Tape Type:
Field: Foreclosure Sale Date   Loan Value: xx   Variance: 42 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 629   Variance: -269   Variance %: -42.76629%   Comment: Loan original maturity term months is "360".   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2018   Tape Value: 11/xx/2023   Variance: -1796 (Days)   Variance %:    Comment: Mod step 1 date is "12/xx/2018".   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.500%   Tape Value: 3.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: mod step 1 rate is "2.500%".   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 12/xx/2023   Tape Value: 11/xx/2024   Variance: -336 (Days)   Variance %:    Comment: Mod step 2 date is "12/xx/2023".   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.500%   Tape Value: 3.960%   Variance: -0.460%   Variance %: -0.46000%   Comment: Mod step 2 rate is "3.500%".   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999987654321100006555   Variance:    Variance %:    Comment: Payment history string is "444444444444444100001234".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 555600001323456789999999   Variance:    Variance %:    Comment: Payment history string reversed is "432100001444444444444444".   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 25.544%   Tape Value: 5491.000%   Variance: -5465.456%   Variance %: -5465.45600%   Comment: Post-Close DTI per 1003 is "77.663%".   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx Variance: 225 (Days) Variance %: Comment: S&C filing date is "7/xx/2020". Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58430103	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,108.53	11/xx/2023	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	7.500%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	564	Not Applicable	24.588%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	xx	2.000%	xx	01-xx-2015	Financial Hardship	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xxin the amount of xx. Chain of assignment is incomplete as the current assignee is xx. It should be xx. No active judgments or liens have been found. Annual tax is $x,xxx.xx.	Payment history as of xx/xx/xxxx shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property. No evidence of damage or repair on subject property has been found.

Update:
Bankruptcy:
As per comment dated x/xx/xxxx, the bankruptcy filed on xx under Chapter xx with the case #xx. As per comment dated x/xx/xxxx, the  POC was filed on xx. As per comment dated x/xx/xxxx, the bankruptcy dismissed on xx. Further details not provided.

Foreclosure:
The foreclosure file was referred to attorney on xx. As per comment dated x/xx/xxxx, the foreclosure complaint was filed on xx. As per comment dated x/xx/xxxx, the foreclosure was cancelled on xx due to other reason. Further details not provided.
Foreclosure Comments:The foreclosure file was referred to attorney on xx. As per comment dated x/xx/xxxx, the foreclosure complaint was filed on xx. As per comment dated x/xx/xxxx, the foreclosure was cancelled on xx due to other reason. Further details not provided.

Bankruptcy Comments:As per comment dated x/xx/xxxx, the bankruptcy filed on xx under Chapter xx with the case #xx. As per comment dated x/xx/xxxx, the POC was filed on xx. As per comment dated x/xx/xxxx, the bankruptcy dismissed on xx. Further details not provided.	The latest modification agreement has been made between borrower and lender effective from xx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with steps interest rate completing in x steps. First payment was started from xx and the maturity date is xx. The deferred amount is $x,xxx.xx.	Affiliated Business Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 575 |-xx-xx-215 |-xx-| -37.39130% Comment: Amortization term 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 575   Variance: -215   Variance %: -37.39130%   Comment: Loan original maturity term months 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx  Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.750%   Variance: -1.750%   Variance %: -1.75000%   Comment: MOD step 1 rate 2.000%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Type:
Field: Payment History String   Loan Value: 000000000000010044444444   Tape Value: 000320100432100111000876   Variance:    Variance %:    Comment: Payment history string reversed MMMM00111004321001321000.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Payment History String Reversed Loan Value: 444444440010000000000000 Tape Value: 678000111101234001003000 Variance: Variance %: Comment: Payment history string reversed MMMM00111004321001321000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58460591	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$14,172.50	$2,574.54	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.720%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2019 12:00:00 AM	xx	Not Applicable	7.536%	xx	01-xx-2020	Extend Term	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx which was recorded on xx. The chain of assignment has been completed. The last assignment was done from xx to xx which was recorded on xx. There are no active liens and judgments against borrower and/or subject property has been found. The county annual taxes from xxxx to xxxx were delinquent in the total amount of $xx,xxx.xx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was made on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The UPB reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan is active in bankruptcy. xx (borrower /debtor) had filed bankruptcy under chapter xx with the case#xx on xx. The plan has been confirmed on xx. No foreclosure activity has been found. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was made on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The UPB reflected in the amount of $xx,xxx.xx. The loan has been modified since origination on xx. According to the BPO report dated xx the subject property was occupied by owner with good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx filed Chapter xx on xx. The proof of Claim was filed on xx prior to the deadline date in the secured amount of xx with arrears of xx. The Plan was confirmed on xx. Lender filed a motion for relief from stay on xx and court denied the motion on xx due to the fact that trustee payments have brought loan to a performing status and less than xx days past due . Date of last filing is xx. Pending completion of plan.	The loan has been modified on xx between the borrower xx and the lender xx with new principal balance of $xx,xxx.xx out of which $x,xxx.xx will be permanently for given by the lender as a late charges, etc. The borrower promises to make the payments in x steps starting from the interest x.xxx% with P&I xxx.xx. The new maturity date is xx	Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Data updated as per original note. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Data updated as per original note.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: Audit value is the modified date as of xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: In Arrears   Tape Value: 365/365   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Audit value is the modified step indicator as of xx   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Audit value is the modified step indicator as of xx   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: Audit value is the modified first payment date as of xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 101544443345443321002122   Variance:    Variance %:    Comment: Pay history string as of xx is 010124344444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 221200123444543344415101   Variance:    Variance %:    Comment: PH string is 232104444444444444322112   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $31252.96   Tape Value: $40290.09   Variance: $-9037.13   Variance %: -22.43015%   Comment: Audit value Principal balance is the modified amount as of xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value:xx Variance: xx   Variance %:    Comment: Audit value is the modified maturity date as of xx  Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 164 Tape Value: 137 Variance: 27 Variance %: 19.70802% Comment: Audit value is the modified remaining term as of xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate as loan is failing for TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test is fail. Loan data is $58,556.30 and comparison data is $58729.89. Hence, the variance is $173.59.

TILA Foreclosure Rescission Finance Charge Test. Loan data is $58,556.30 and comparison data is $58729.89. Hence, the variance is $173.59."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file. The values are updated as per seller’s tape data."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58469047	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,070.98	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	694	Not Applicable	24.861%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated on xx.

The chain of assignment is incomplete as currently the loan assignment is with xx.
No active lien or judgment found pending against borrower.

RE Tax Status:

Annual County/City taxes for the year xxxx are due in the total amount of $x,xxx.xx on xx/xx/xxxx.

Annual County/City taxes for the year xxxx are paid off in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx.

No delinquent taxes have been found for the prior year.
The payment history dated as of x/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x% which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xx,xxx.xx.	Collections Comments:The subject loan is currently in performing stage.

The payment history dated as of x/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x% which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xx,xxx.xx.

No bankruptcy & foreclosure record has been found.

As per the collection comment dated xx/xx/xxxx, the borrower's work has been affected by "Hurricane Florence in Myrtle Beach". This has been reported to the manager. Due to FEMA natural disaster affected, late charges have been suspended. However; no any damages have been found to the subject property.

As per the collection comment dated x/xx/xxxx, the borrower's RFD was curtailment of income. This indicates that the borrower is being affected due to ongoing Covid-xx pandemic.

As per review of property inspection dated x/xx/xxxx, the subject property occupied by unknown person with good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Note does not reflects Balloon indicator. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $16109.23   Tape Value: $15207.93   Variance: $901.30   Variance %: 5.92651%   Comment: Deferred principal per payment history is $16,109.23.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Borrower is making payments as per the orginal note.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 1/xx/2015   Variance:    Variance %:    Comment: Borrower is making payments as per the orginal note.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $491.62   Tape Value: $0.00   Variance: $491.62   Variance %:    Comment: Original stated P&I is $491.62.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.00000%   Tape Value: 0.00000%   Variance: 8.00000%   Variance %: 8.00000%   Comment: Original stated rate is 8.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001001221100000000000   Tape Value: CCCCCCC11C11CC1C11123221   Variance:    Variance %:    Comment: Payment history string is 0432431010021021000000MM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000001122100100000   Tape Value: 12232111CCCC11C11CCCCCCC   Variance:    Variance %:    Comment: Payment history string reversed is MM0000001201200101342340.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $53412.87 Tape Value: $53547.51 Variance: $-134.64 Variance %: -0.25144% Comment: Unpaid current principal balance per payment history is $53,412.87. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58483885	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,763.64	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	3.230%	xx	01-xx-2018	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
There is civil judgment against the borrower in the total amount of $xx in favor of xx.
xxxx combined 1st installment has been paid in amount $xx.
xxxx combined 2nd installment has been paid in amount $xx
xxxx combined 1st installment has been due in amount $xx due dated xx/xx/xxxx.
xxxx combined 2nd installment has been due in amount $xx due dated xx/xx/xxxx.
No delinquent taxes have been found for the prior year.

Update-
As per the review of the updated title report dated xx/xx/xxxx the subject mortgage xx.
There is civil judgment against the borrower in the total amount of $xx in favor of xx.
There is a UCC lien against the borrower in favor xx. However, the amount of the lien is not mentioned in the supporting document.
The first installment of combined taxes for xxxx has been paid in the total amount of $xx.
The second installment of combined taxes for xxxx has been paid in the total amount of $xxx.xx.
The first installment of combined taxes for xxxx has been paid in the total amount of $xxx.xx.
The second instalment of combined taxes for xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of xx.

Update-
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent forxx months, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and the interest rate is x.xxx%. The current UPB is xx.	Collections Comments:As per collection comment, Borrower is currently in bankruptcy. Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of xx. The loan modification agreement was made between xx. The first modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. The new modified unpaid principal balance is xx and Interest bearing amount is xx. The Borrower making the payment as per the modification terms would be x.xxx% and modified P&I is $xxx.xx. The Loan was modified into x steps. x) Period: xx, Rate: x.xxx%, P&I: $xxx.xx, Date: xx/xx/xxxx x) Period: xx, Rate: x.xxx% P&I: $xxx.xx, Date: xx/xx/xxxx x) Period: xx, Rate: x.xxx% P&I: $xxx.xx, Date: xx/xx/xxxx x) Period: xx, Rate: x.xxx% P&I: $xxx.xx, Date: xx/xx/xxxx x) Period: xx, Rate: x.xxx% P&I: $xxx.xx, Date: xx/xx/xxxx x) Period: xxx, Rate: x.xxx% P&I: $xxx.x, Date: xx/xx/xxxx to till maturity dated xx/xx/xxxx. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/xxxx and the sale was scheduled on x/xx/xxxx which was cancelled due to borrower filing Bankruptcy on xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings. The debtor xx had filed Bankruptcy under chapter-xx on xx and the plan was confirmed on xx. The Schedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xx and the value of collateral is xx. The POC was filed on x/xx/xxxx with the secured claim of xx with an arrearage of $x,xxx.xx. As per Order Confirming Chapter xx Plan Debtor shall pay in amount $xxx.xx for xx months. As per the collection comments, the property is owner occupied. No comments have been found stating damages and repairs to the subject property.

Update:
The current status of the loan is active bankruptcy.
As per servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with xx. The bankruptcy is still active. Further details not provided.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. and the sale was scheduled on xx which was cancelled due to borrower filing Bankruptcy on xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-xx on xx and the plan was confirmed on xx. The Schedule-D in Voluntary petition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xx and the value of collateral is xx The POC was filed on xx with the secured claim of xx with an arrearage of $x,xxx.xx. As per Order Confirming Chapter xx Plan Debtor shall pay in amount $xxx.xx for xx months.	The loan modification agreement was made between xx (borrowers) and xx (lender) effective date xx/xx/xxxx. The first modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. The new modified unpaid principal balance is xx and Interest bearing amount is xx. The Borrower making the payment as per the modification terms would be x.xxx% and modified P&I is $xxx.xx. The Loan was modified into x steps. x) Period: xx, Rate: x.xxx%, P&I: $xxx.xx, Date: xx/xx/xxxx x) Period: xx, Rate: x.xxx% P&I: $xxx.xx, Date: xx/xx/xxxx x) Period: xx, Rate: x.xxx% P&I: $xxx.xx, Date: xx/xx/xxxx x) Period: xx, Rate: x.xxx% P&I: $xxx.xx, Date: xx/xx/xxxx x) Period: xx, Rate: x.xxx% P&I: $xxx.xx, Date: xx/xx/xxxx x) Period: xxx, Rate: x.xxx% P&I: $xxx.x, Date: xx/xx/xxxx to till maturity dated xx/xx/xxxx.	Credit Application	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 622 |-xx-xx-262 |-xx-| -42.12218% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currenlty in Foreclosure is Yes.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: Not Applicable   Tape Value: 2/xx/2018   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: 2/xx/2018   Variance:    Variance %:    Comment: First Rate Change Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg.Amort Potential is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 2/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $90000.00   Tape Value: $100000.00   Variance: $-10000.00   Variance %: -10.00000%   Comment: Original Appraised Values is $90,000.00.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.00000%   Tape Value: 3.23000%   Variance: 6.77000%   Variance %: 6.77000%   Comment: Original Stated Rate is 10.5000%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: 11/xx/2019   Variance:    Variance %:    Comment: S&C Filing Date is Unavailable.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $488.39 Variance: $-488.39 Variance %: -100.00000% Comment: Suspense Balance per Payment History is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 (Application) is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not signed by the borrower however date is printed on ROR."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58600349	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,576.88	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	1.000%	xx	01-xx-2020	Financial Hardship	Updated title report as of xx
Chain of assignment is completed as the current assignee is xx
There is one civil judgment open against the borrower; ixx
There is one Notice of federal tax lien open against the borrower; in the amount of $xx
There is one credit card judgment open against the borrower; ixx
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is current. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is current. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
Evidence of Foreclosure has been found in the servicing comment. FC was referred to attorney on xx/xx/xxxx. However, as per comment dated x/xx/xxxx the foreclosure was placed on hold due to Modification. The latest modification agreement has been made between borrower and lender effective from x/xx/xxxx.
No evidence of post-closing bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found. It seems property is in good condition.
Foreclosure Comments:Evidence of Foreclosure has been found in the servicing comment. FC was referred to attorney on xx However, as per comment dated xx the foreclosure was placed on hold due to Modification. The latest modification agreement has been made between borrower and lender effective from xx
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx As per MOD borrower has agreed to pay the interest bearing amount of xx with fixed interest rate of x.xx% and P&I of x First payment was started from xx and the maturity date is xx	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 715 |-xx-xx-355 |-xx-| -49.65034% Comment: Amortization term months (CE, S&P) is 360 months. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: Mod step 3 date is not available.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Mod step 3 rate is not available.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Mod step 4 date is not available.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Mod step 4 rate is not available.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: xx Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Valuexx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by all borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58674473	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$508.36	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	755	750	41.701%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of assignment has been completed. Currently, the assignment is with original lender “xx.
No active liens and judgment have been found against the borrower and property.
Annual county taxes of the year xxxx have been paid in the amount of xx
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
Currently the borrower is working at xx
The servicing comment document is missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: The lender does not require MI. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1297 (Days)   Variance %:    Comment: Last payment was received on 06/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Post-Close DTI is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Sales price is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains Revised Closing Disclosure Receipt Date xx that is after the Revised Closing Disclosure Delivery Date xx However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains Revised Closing Disclosure Receipt Date xx  that is after the Revised Closing Disclosure Delivery Date xx However, the method of delivery is marked as "Personal."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test. The finance charge is $420,602.70. The disclosed finance charge of $420,142.70 is not considered accurate because it is understated by more than $100."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing that the lease payment was deducted from income and should have been listed as a debt."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in xx State. The following required state disclosures are missing from the loan files.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
																																																																																																							3. Radon Gas Disclosure"			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58721463	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,472.97	10/xx/2023	Unavailable	No	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.400%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/xx/2010	xx	xx	2.890%	xx	08/xx/2010	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
There are two Judgments active in the Favor of xx.
There is Judgment active in the Favor of xx
There is Judgment active in the Favor of xx.
County 1st half taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $xxxx.xx.
County 2nd half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Update:-
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Collections Comments:According to the review of the servicing comments, the loan is currently in foreclosure. As per the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
As per comment dated xx the reason for default is curtailment of income.
According to servicing comments the foreclosure was initiated against the subject property and file was referred to attorney on xx The service was completed on xx The foreclosure sale was scheduled on xx However, the foreclosure was put on hold due to Covid-xx moratorium. The foreclosure sale has been postponed to after date xx The foreclosure was re-initiated. However, the foreclosure was again put on hold due to investor delay. No further details have been found.
 As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:According to servicing comments the foreclosure was initiated against the subject property and file was referred to attorney on xx The service was completed on xx The foreclosure sale was scheduled on xx However, the foreclosure was put on hold due to Covid-xx moratorium. The foreclosure sale has been postponed to after date xx The foreclosure was re-initiated. However, the foreclosure was again put on hold due to investor delay. No further details have been found.

Bankruptcy Comments:Not Applicable	According to the Adjustment of terms agreement, the loan was modified on xx/x/xxxx, between the borrower xx and xx and xx (Lender). The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from x/xx/xxxx. The maturity date as per modification is xx/xx/xxxx. This loan was modified once.
The deferred balance amount is $x,xxx.xx and interest bearing amount is $xxx,xxx.xx.
Credit Application Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 412 |-xx-xx-52 |-xx-| -12.62135% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $23689.50   Variance: $-23689.50   Variance %: -100.00000%   Comment: Deferred Principle per Payment History is 5,194.57.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.40000%   Tape Value: 2.88960%   Variance: 7.51040%   Variance %: 7.51040%   Comment: Original Stated Rate is 10.400%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: 1/xx/2020   Variance:    Variance %:    Comment: S&C Filing Date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1714.10 Variance: $-1714.10 Variance %: -100.00000% Comment: Suspense Balance per Payment History is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.

1.Affidavit of Consideration
2.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
3.No Escrow Account
																																																																																																								4.Mandatory Binding Arbitration Disclosures"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58779619	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$632.23	$1,236.64	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.990%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	33.403%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	4.250%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
There are two state tax liens against the borrower are as follows;
xx
1st installment of combined taxes for year xxxx was delinquent in the amount of $xxx.xx on x/xx/xxxx till good through date of xx/xx/xxxx.
2nd installment of combined taxes for year xxxx is due in the amount of $xxx.xx on x/xx/xxxx.
1st installment of combined taxes for year xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx.
2nd installment of combined taxes for year xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.

As per comment dated xx/xx/xxxx, the RFD is curtailment of income.  As per comment dated x/xx/xxxx, the borrower was impacted by covid-xx. As per comment dated x/xx/xxxx, the x months forbearance plan was offered to borrower that began from x/xx/xxxx till x/xx/xxxx in the amount of $xxxx.xx.

No prior bankruptcy has been filed. No evidence has been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with the new modified unpaid principal balance $xxx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx The step rate was in x steps ending at rate x.xxx% and P&I will be $xxxx.xx applicable from xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xxTape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xxTape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance ease Risk Indicator is "Moderate" due to This loan failed the application fees test. (WVC § 31-xx-8 (g)) The loan charges an application fee."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the application fees test. xx The loan charges an application fee."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct disclosure is missing."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58819006	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$2,544.00	$1,049.34	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.880%	240	240	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	Unavailable	Unavailable	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2010 12:00:00 AM	xx	Not Applicable	4.380%	xx	1/xx/2011 12:00:00 AM	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed.
There is a judgment in favor of xx.
There is an HOA lien in favor of xx.
Annual Combined taxes for the year xxxx are delinquent for xx/xx/xxxx in the amount of $xxxx. The taxes are good through x/xx/xxxx.
As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for x months and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date xx/xx/xxxx. The current P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for x months and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date xx/xx/xxxx. The current P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The loan was modified on xx/xx/xxxx between the borrower xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with an interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/xx/xxxx. The maturity date as per modification is xx/xx/xxxx.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-xx impact.
Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in xx. The file was referred to an attorney on xx and the complaint was filed on xx. The Fc judgment was entered on xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx. No further details have been found.
Bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under xx with the xx. The POC was filed on xx with secured claim in the amount of xx  and the arrearage amount of xx.
The plan was confirmed on xx The debtor shall pay the trustee xx months under Chapter xx. There is no comment indicating a cram-down. The date of last filing is x/xx/xxxx.
The loan was modified on xx/xx/xxxx between the xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with an interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/xx/xxxx. The maturity date as per modification is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 302 |-xx-xx-62 |-xx-| -20.52980% Comment: The amortization term months is 240. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: There is no any balloon indicator.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: 2/xx/2016   Tape Value: 10/xx/2019   Variance: -1345 (Days)   Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 296   Variance: -56   Variance %: -18.91891%   Comment: Loan original maturity term months is 180   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx.
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 777776656666633333344444   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 444443333636666656677777   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Cash Out   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx.	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58854893	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,904.47	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12-xx-2019	xx	Not Applicable	2.500%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated x/xx/xxxxx, the subject mortgage was originated on xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is xx.
There is Hospital Lien open against the borrower in the favor of xx.

1st installment town taxes of xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx.	The payment history dated as of xx/xx/xxxx reveals that the borrower current with the loan and next due date of regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.

Updated Comment :
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:Loan is performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower current with the loan and next due date of regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
The borrower xx. Schedule D in voluntary petition dated xx. However, unsecured portion remain as xx.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
As per comment dated x/xx/xxxx, the borrower has been impacted by Covid-xx and this is the reason for unemployment. Comment dated x/xx/xxxxstates that the x months forbearance plan was given from x/xx/xxxx to x/xx/xxxx. Comment dated x/xx/xxxx states that the borrower still unemployed due to pandemic and this is the reason for loss of income. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx. This was dismissed on xx.	The borrower has been making the payment as per the modification agreement which was made onxx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay the interest only payment in the amount of $xxx.xx with the interest rate of x.xxx% for xx months period beginning with the x/x/xxxx and ending with last interest only payment on x/x/xxxx. At the end of interest only period borrower has promise to make monthly principal and interest payment beginning with the first payment due after the x/x/xxxx and ending on the maturity date. There are x steps of modification. Step rate started from x.xxx% with P&I $xxx.xx beginning on x/x/xxxx and rate end on x.xxx% with P&I $xxxx.xx with maturity date x/x/xxxx.	Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 596 |-xx-xx-236 |-xx-| -39.59731% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy was dismissed.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $548.52   Variance: $-548.52   Variance %: -100.00000%   Comment: Deferred balance per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 3/xx/2024   Variance:    Variance %:    Comment: Interest only exired on not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Interest only period is no.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 596   Variance: -236   Variance %: -39.59731%   Comment: Loan original maurity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000144   Tape Value: 023224321003210103211003   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 441000000000000000000000   Tape Value: 300112301212300123432320   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 30.195% Tape Value: 3457.000% Variance: -3426.805% Variance %: -3426.80500% Comment: Post-close DTI per 1003 is 30.195%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan was originated on 5/xx/2009 as FHA. Final 1003 show MI fess is $91.69. Final HUD-1 show MI fee is $91.69. The required MI certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58869633	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	$0.00	$2,206.89	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$908.05	xx	7.150%	360	360	xx	xx	Not Applicable	Conventional	ARM	24	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	33.884%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	3/xx/2016 12:00:00 AM	xx	Not Applicable	2.625%	xx	01-xx-2016	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
The chain of assignment has not been completed, currently the assignment is with xx.
There is a HOA lien against the subject property recorded on xx.
Annual county taxes for the year xxxx are paid in the amount of $xxxx.xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
No comments have been found regarding the foreclosure and bankruptcy.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair.
As per the servicing comment dated xx/xx/xxxx the borrower's business is experiencing the failure due to Covid-xx pandemic.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Modification Comments: HAMP mod dated xx - P&I: $xxx.xx; x) x.xxxx% for xxx months beginning on x/x/xxxx - P&I: $xxxx.xx - first due: x/x/xxxx - maturity date: x/x/xxxx - page xxx	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $994.53 |-xx-| $-994.53 |-xx-| -100.00000% Comment: na Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -8 (Days)   Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Variance: -1826 (Days)   Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Comment: na   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: 6 (Days)   Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: na   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 011000010000000000000000   Variance:    Variance %:    Comment: 0-4 scale used   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000010010110   Variance:    Variance %:    Comment: 0-4 scale used   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: No discrepancy Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59053699	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$243.84	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.986%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/xx/2011	xx	Not Applicable	11.470%	xx	10/xx/2011	Financial Hardship	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is from xx
There is one state tax lien against the borrower in the favor of xx
Annual county taxes of the year xxxx are due in the amount of $xxx.xx which was due on xx/xx/xxxx.
All prior years of taxes have been paid.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
The Adjustment of terms agreement was made on xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per BPO report dated xx the subject property is owner-occupied. The property is in axxge condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The adjustment of terms agreement was signed between the borrower xx & xx and lender xx on xx/xx/xxxx. The new modified principal balance is $xx,xxx.xx. The borrower promises to pay the P&I in the amount of $xxx.xx with an interest rate of xx.xx beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Credit Application Credit Report Missing Required State Disclosures	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $883.35 |-xx-| $-883.35 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: FC has not been initiated.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 511   Variance: -151   Variance %: -29.54990%   Comment: Maturity terms are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000112111121111111   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111121111211000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: The Final Application is missing.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is Cash-Out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: The subject property type is Manufactured Housing. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The Manufactured home has not been affixed to permanent foundation.
As per Appraisal report, the subject property type is Manufactured Home. Affixation of affidavit is not found in the loan files. Neither VIN# has been listed in the mortgage legal description nor was Alta 7 endorsement for Manufactured home in the short form title policy.
The collection comment does not reflect any details regarding the permanent foundation."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 12.120% Comparison data 7.220%Variance +4.900%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 12.120% Comparison data 7.120% Variance +4.900%.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
																																																																																																								5. Attorney Selection Disclosure"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59077093	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$8,601.98	12/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,959.17	xx	6.625%	360	360	xx	xx	xx	Conventional	ARM	120	Cash Out	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	2 Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	594	639	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	3/xx/2010 12:00:00 AM	xx	Not Applicable	2.500%	xx	01-xx-2010	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The last assignment is with xx".
There is one junior mortgage against the subject property originated on xx in the favor of xx for the amount of $xx which was recorded on xx.
There is one assessment lien of delinquent utilities charges in the favor of  xx which was recorded on xx.
First and second installments of county taxes for the year of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx and xx/xx/xxxx. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the latest payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the latest payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. According to comment dated xx/xx/xxxx, the reason for default is excessive obligation.
According to document located at “xx”, the foreclosure was initiated in xxxx and NOD was filed on xx. According to notice of trustee’s sale located at “xx”, the sale was scheduled for xx According to trustee’s deed upon sale located at “xx”, the property has been sold to xx. According to notice of rescission of trustee’s deed upon sale which was recorded on xx, trustee’s sale was done in error and is null and void and of no force and effect.
 According to document located at “xx”, the sale was scheduled for xx. Notice of rescission of declaration of default was filed on xx.
According to comment dated xx/xx/xxxx, the borrower was not working. According to comment dated xx/xx/xxxx, the reason for default is curtailment of income. The comment dated xx/xx/xxxx states that the three months trial plan has been offered to the borrower for the amount of xx which will end on xx/xx/xxxx. The comment dated xx/xx/xxxx states that there is COVID-xx hardship. No further comment regarding COVID-xx has been found in the collection comments.
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.

Foreclosure Comments:According to document located at “xx”, the foreclosure was initiated in xxxx and NOD was filed on xx. According to notice of trustee’s sale located at “xx”, the sale was scheduled for xx. According to trustee’s deed upon sale located at xx”, the property has been xx. According to notice of rescission of trustee’s deed upon sale which was recorded on xx, trustee’s sale was done in error and is null and void and of no force and effect.
 According to document located at “xx”, the sale was scheduled forxx. Notice of rescission of declaration of default was filed on xx.

Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower, "xx" on xx/xx/xxxx. According to modified terms, the new principal balance is $xxx,xxx.xx. The loan was modified with x steps of interest rate. Borrower promises to pay P&I in the amount of $x,xxx.xx with the initial step interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: According to document located at “xx”, the sale was scheduled for xx. Notice of rescission of declaration of default was filed on xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $5013.28   Variance:    Variance %:    Comment: Deferred balance amount is Not applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: xx   Comment: Deferred principal per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx  Variance:    Variance %:    Comment: Original appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx Variance: -6 (Days)   Variance %:    Comment: Original Note doc date is 5/xx/2006.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: xx Variance:    Variance %:    Comment: P&I not available.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000121111211111110000   Variance:    Variance %:    Comment: Payment history string is 000000112211121111110000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000011111212111121000000   Variance:    Variance %:    Comment: Payment history string reversed is 000011111132223322000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Purpose of refinance per application is Unavailable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Updated as per document. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated Hud-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state. Following state disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59168183	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,467.01	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	726	34.694%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx in the amount of xx in favor of ‘xx.’ which was recorded on xx under xx
 The chain of assignment has been completed as the mortgage is currently with “Exx”.
No active judgments or lien have been found against the borrower or subject property.
The combined taxes (1st Installment) for xxxx are due in amount of xx for due xx
The combined taxes (2nd Installment) for xxxx are due in amount of xx for due xx
No delinquent taxes are found.
The latest payment history is not available. As per provided tape data of payment history, the last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The provided tape data reflects the current UPB in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
The latest payment history is not available. As per provided tape data of payment history, the last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The provided tape data reflects the current UPB in the amount of $xxx,xxx.xx.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
At time of origination Borrower is working as xx.
The subject property is occupied by owner.

Update:
The current status of the loan is current.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the latest CC, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Fraud Report Missing Missing Required State Disclosures	Field: Last Payment Received Date Loan Value: xx Tape Value: xx |-xx-| 1295 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "Moderate" due to following factors:

Finance charge disclosed on Final CD as $686,753.44. Calculated Finance Charge $686,978.44. for an under disclosed amount of $225.00.  Reason for Finance Charge under disclosure is Title Document Preparation Fee is not tested as prepaid finance charge. Itemization of fee can be located at "xx"."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as xx Calculated Finance Charge xx for an under disclosed amount of $225.00.  Reason for Finance Charge under disclosure is Title Document Preparation Fee is not tested as prepaid finance charge. Itemization of fee can be located at "xx"."
* Fraud Report Missing  (Lvl 3)     "The Fraud Report is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing that the subject loan is a Redwood Non-Conforming. As per the LP report located "xx" the loan is Ineligible due to Streamlined documentation type and loan amount exceeding maximum mortgage limit. However, LP report reflects "N/A" as Mortgage Limit and per Transmittal Summary located at xx the loan has been manually underwritten and it loan approval document located at pg 1034 confirm the loan is Non-confirm and that income has been calculated and the documentation type of the loan is not streamlined as the LP was suggesting."
* Missing Required State Disclosures (Lvl 3)     "The subject property located in Maryland State. The following disclosures are missing from the loan file.

Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
																																																																																																							Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59199853	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,285.72	12/xx/2023	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	182	182	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	3.625%	xx	01-xx-2017	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of, xx recorded in Instrument# | Book/Page# xx
The chain of assignment has been completed.
There is active judgment in favor of xx recorded on xx in the amount of xx
No prior year delinquent taxes have been found.

Update:-
The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of, xx recorded in Instrument# | Book/Page# xx
There is a civil judgment against the borrower “xx” in the amount of xx which was filed by the plaintiff ”xx ” and recorded on xx
The county and first installment of city taxes for xxxx are paid in the amount of xx
The 2nd installment of city taxes for the year xxxx is due on xx in the amount of xx
No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Update:-
As per the review of tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. Details of the last payment received are not available. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $xx,xxx.xx.	Collections Comments:The loan is currently in foreclosure. As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The step modification agreement was made on xx between the borrower “xx” and lender “xx”. The interest bearing principal Balance is xx with an interest rate of x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx and the maturity is dated xx This modification contains a balloon provision total in the amount of xx that will be paid at the time of maturity date xx
The reason for default, subject property occupancy is not mentioned in collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-xx impact.
Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in xx The foreclosure file was referred to an attorney on xx However, the foreclosure file was put on hold due to state/federal required COVID-xx restriction. No further details have been found.
Bankruptcy Comments:Not Applicable	The step modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xx”. The interest bearing principal Balance is $xx,xxx.xx with an interest rate of x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx/xx/xxxx. This modification contains a balloon provision total in the amount of $xx,xxx.xx that will be paid at the time of maturity date xx/xx/xxxx. The loan has been modified twice since origination.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Origination Appraisal	Field: Doc Date of Last Modification Loan Value: 10/xx/2017 Tape Value: 10/xx/2017 |-xx-xx-25 (Days) |-xx-| Comment: The Document Date of the Last Modification is 10/xx/2017. Tape Source: Initial Tape Type:
Field: Mod Step 1 Date   Loan Value: 11/xx/2017   Tape Value: 11/xx/2020   Variance: -1096 (Days)   Variance %:    Comment: The Modification reflects the Modification Step 1 Date as 11/xx/17.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.625%   Tape Value: 4.625%   Variance: -1.000%   Variance %: -1.00000%   Comment: The Modification reflects the Modification Step 1 Rate as 3.625%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 11/xx/2020   Tape Value: 11/xx/2021   Variance: -365 (Days)   Variance %:    Comment: The Modification reflects the Modification Step 2 Date as 11/xx/20.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.625%   Tape Value: 5.625%   Variance: -1.000%   Variance %: -1.00000%   Comment: The Modification reflects the Modification Step 2 Rate as 4.625%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 11/xx/2021   Tape Value: 11/xx/2022   Variance: -365 (Days)   Variance %:    Comment: The Modification reflects the Modification Step 3 Date as 11/xx/21.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 5.625%   Tape Value: 6.625%   Variance: -1.000%   Variance %: -1.00000%   Comment: The Modification reflects the Modification Step 3 Rate as 5.625%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 11/xx/2021   Tape Value: 11/xx/2023   Variance: -730 (Days)   Variance %:    Comment: The Modification reflects the Modification Step 4 Date as 11/xx/21.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 6.625%   Tape Value: 7.500%   Variance: -0.875%   Variance %: -0.87500%   Comment: The Modification reflects the Modification Step 2 Rate as 6.625%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal is mssing.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Note reflects the Original Balance (or Line Amount) as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal is missing.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.00000%   Tape Value: 2.00000%   Variance: 6.00000%   Variance %: 6.00000%   Comment: The Note reflects the Original Stated Rate as 8%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan is failing for the below tests.
GSE (Fannie Mae public guidelines) Prepayment Penalty Term Test.
This loan failed the prepayment penalty term test. (Freddie Mac Industry Letter 02/xx/2009)
The loan is a primary residence loan that charges a prepayment penalty with a term exceeding 3 years.
GSE (Freddie Mac public guidelines) Prepayment Penalty Term Test"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "At the time of origination credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at TN state. The following required state disclosures are missing from the loan file:
1. Placement of Insurance Disclosure.
2. Availability of Title Insurance.
3. TN Consent to Disclosure of Insurance Information.
4. Choice of Agent/insurer.
5. Insurance Solicitation/Post Commitment."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59290867	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$572.42	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	33.215%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2015 12:00:00 AM	xx	xx	3.000%	xx	01-xx-2015	Financial Hardship	The Updated Title Report dated x/xx/xxxx reflects the subject mortgage is in xx. The chain of assignments is complete with the latest assigned to xx. The title searcher noted a defect with the xx. The description of the defect shows the xx.
There is a Credit Card Judgment with xx against xx in the amount of xx recorded xx.
There is an HOA Lien with xx in the amount of xx recorded xx.   The HOA Lien was xx.   The HOA Foreclosure began xx.  The property is located in xx.
 The Annual Tax Amount is $xxx.xx.
The xxxx Combined Annual Taxes were paid on xx/xx/xxxx in the amount of $xxx.xx.	The borrower is currently x months delinquent and next due for the x/xx/xxxx payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and was applied to the x/xx/xxxx payment. The current rate is x.xxx%, P&I is $x,xxx.xx, PITI is $x,xxx.xx and the current UPB reflects per the payment history in the amount of $xxx,xxx.xx. The payment history also reflects a "xnd Mortgage" in the amount of $xx,xxx.xx which appears to be deferred interest.	Collections Comments:The loan is currently x months delinquent and next due for the x/xx/xxxx payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and was applied to the x/xx/xxxx payment. The current rate is x.xxx%, P&I is $x,xxx.xx, PITI is $x,xxx.xx and the current UPB reflects per the payment history in the amount of $xxx,xxx.xx. The payment history also reflects a "xnd Mortgage" in the amount of $xx,xxx.xx which appears to be deferred interest. The co-borrower advised servicer on xx. She is disputing the payment amount of $x,xxx.xx and said she cannot afford that amount. She said her payment with the prior servicer was at a rate of x% and a total payment amount of $xxx including impounds. Servicer stated the rate shows fixed at x.xxx%. Servicing comment dated x/xx/xxxx shows a signed authorization was received for American Shield Group. The co-borrower called on x/xx/xxxx stating her name is listed incorrectly. Servicer updated name to correct format. Servicing comment dated x/xx/xxxx reflects an e-mail was received with a Written Request for xx. There is no indication of any property damages provided. The borrower, xx, is deceased per servicing comment dated xx/xx/xxxx. The co-borrower advised the RFD is curtailment of income as she is the only income now. His date of death was not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified after completion of a xxTrial Plan effective xx/xx/xxxx which shows the new modified principal balance will be $xxx,xxx.xx with a rate of x.xxx% and a P&I payment of $xxx.xx beginning x/x/xxxx until maturity date of xx/x/xxxx (xxx). The loan was modified on x/x/xxxx stating the x and x sentences of the first paragraph of the Security Instrument is amended stating the borrower owes the Lender the principal sum of $xxx,xxx.xx due and payable by x/x/xxxx (pg.xxx). The Mod Terms as of x/x/xxxx (pg.xxxxx) reflects the new UPB is $xxx,xxx.xx with a fixed rate of x.xxx% with P&I payments of $x,xxx.xx beginning x/x/xxxx. The loan was modified on x/xx/xxxx with a Limited Term Modification showing the rate was lowered to x% for x years with interest only payments in the amount of $xxx.xx beginning x/x/xxxx until x/x/xxxx then reverts back to the original terms of the Note and provides a new maturity date of x/x/xxxx (xxx).	Credit Report Mortgage Insurance Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 389 |-xx-xx-29 |-xx-| -7.45501% Comment: As per NOTE, the loan terms are 360 months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2015   Tape Value: 2/xx/2015   Variance: -18 (Days)   Variance %:    Comment: The latest loan modification was dated 1/xx/2015.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan was modified to a Step Rate.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 390   Variance: -30   Variance %: -7.69230%   Comment: As per NOTE, the loan terms are 360 months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 86.487%   Tape Value: 100.700%   Variance: -14.213%   Variance %: -14.21300%   Comment: The original LTV was is 86.487%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 222110121222222323233232   Variance:    Variance %:    Comment: The payment history string is 222211012122222232232332.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 232332323222222121021222   Variance:    Variance %:    Comment: The payment history string reversed is 233232232222221210112222.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx.
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: The Purpose of Transaction per HUD is Cash Out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Risk Indicator is "Elevated" for failing the Tax Service Fee Test. Loan Data $69.00; Comparison Data $0.00; Variance +$69.00.
This loan failed the tax service fee test. (HUD Mortgagee Letter 2006-04).
The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is xx loan originated on 8/xx/2008.  MI certificate is required but it is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59392314	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,809.42	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.490%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	779	737	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	9/xx/2014 12:00:00 AM	xx	Not Applicable	4.380%	xx	01-xx-2014	Financial Hardship	“The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx
The chain of the assignment has not been completed. Currently, the assignment is with xx
x) There is an active civil judgment against the borrower in the favor of xx
The second installment county taxes of xxxx are due in the amount of $xxxx.xx for the due date xx/xx/xxxx. The first installment county taxes of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the loan is currently in bankruptcy. The debtor Richard Miguel Thigpen and Desiree Kaydette Thigpen had filed Bankruptcy under chapter-xx on xx/xx/xxxx with the Case# xx-xxxxx and the plan was confirmed on xx/xx/xxxx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx,xxx.xx out of the secured claim in the amount of $xxx,xxx.xx and with a collateral of $xxx,xxx.xx.
The POC was filed on xx/xx/xxxx with the secured claim of $xxx,xxx.xx with an arrearage of $xx,xxx.xx.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The loan modification agreement was made on x/xx/xxxx between the borrower Richard M Thigpen and lender Wells Fargo Bank, N.A. The borrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% for xx months and $xxxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of x/xx/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor Richard Miguel Thigpen and Desiree Kaydette Thigpen had filed Bankruptcy under chapter-xx on xx/xx/xxxx with the Case# xx-xxxxx and the plan was confirmed on xx/xx/xxxx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx,xxx.xx out of the secured claim in the amount of $xxx,xxx.xx and with a collateral of $xxx,xxx.xx.
The POC was filed on xx/xx/xxxx with the secured claim of $xxx,xxx.xx with an arrearage of $xx,xxx.xx.
The loan modification agreement was made on x/xx/xxxx between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% for xx months and $xxxx.xx with the interest rate of x.xxx% beginning from xx/x/xxxx till the maturity date of x/x/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: 9/xx/2014 Tape Value: 11/xx/2014 |-xx-xx-36 (Days) |-xx-| Comment: Doc date of last Modification is 09/xx/2014. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO Active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan Documentation Type is Full Documentation.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 11/xx/2014   Tape Value: 10/xx/2017   Variance: -1065 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.380%   Tape Value: 5.125%   Variance: -0.745%   Variance %: -0.74500%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 80.000%   Tape Value: 73.768%   Variance: 6.232%   Variance %: 6.23200%   Comment: Original CLTV Ratio Percent is 80.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.000%   Tape Value: 73.768%   Variance: 6.232%   Variance %: 6.23200%   Comment: Original Standard LTV (OLTV) is 80.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 321444444444444444444444   Tape Value: 678889989776766666666555   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444 but tape data shows 678898977767666666666655.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444444444444123 Tape Value: 555666666767677989988876 Variance: Variance %: Comment: Payment history string reversed is 444444444444444444444444 but tape data shows 555666666666676767798976. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, points and fees are updated as per estimated HUD-1 dated 8/xx/2006."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
TILA Right of Rescission Test: FAIL
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia state. The following state disclosures are missing from the loan file.
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges For Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value
5. Affiliated Business Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59619950	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,326.14	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	619	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06-xx-2019	xx	Not Applicable	5.500%	xx	01-xx-2020	Financial Hardship	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.
There is one credit card judgment against the name of borrower in favor of xx.
There is one State Tax Lien against the name of borrower in the amount of $xx in favor of xx.
The annual combined taxes of xx have been paid in the total amount of xx.
No prior year delinquent taxes have been found.

Update-
The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx
There are x judgments against the subject borrower in favor of different plaintiffs recorded on different dates in the total amount of xx.
There is one state tax lien against the borrower in favour of xx.
The xxxx county annual taxes have been due in the amount of xx.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is xx.	Collections Comments:The loan is in foreclosure.

The review of payment history as of xx/xx/xxxx reveals that the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of xx.

As per comment dated x/xx/xxxx, the RFD is decrease of income.

The loan was modified on xx/xx/xxxx with the new modified unpaid principal balance of xx. The new interest rate is x.xxx% and the modified P&I was $xxx.xx. The first modified payment had begun from x/xx/xxxx and the maturity date will be xx.

As per available comments the foreclosure proceedings were initiated on property and the foreclosure was referred to attorney on xx. As per comment dated xx the complaint was filed on xx. As per comment dated xx/xx/xxxx the foreclosure was on loss mitigation hold and would be terminated after completion of mod. The loan was modified on xx/xx/xxxx. No further details of foreclosure have been found in available servicing comments.

According to the xx had filed bankruptcy under chapter-xx with the xx and the plan was confirmed on xx. Schedule D in voluntary petition dated xx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $x,xxx.xx. POC was filed by subject creditor xx with the secured claim amount of xx and an arrearage in the amount of xx. The MFR was filed on xx. As per plan dated xx the debtor shall pay directly to the subject creditor outside the plan. The trustee’s final report does not reflect payment towards subject creditor. The debtor was discharged on xx and the case was terminated on xx.

Update-
The loan is currently performing.
As per comment dated xx/xx/xxxx, the re-projected step complaint was filed to xx.  As per comment dated xx/xx/xxxx, the foreclosure has closed due to loan modification.
As per comment dated xx/xx/xxxx, the loan was modified with the effective date of xx/xx/xxxx. The modified UPB is xx. The new interest rate is x.xxx% and P&I is $xxx.xx. As per comment dated xx/xx/xxxx, the final executed modification sent.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported. As per comment dated xx/xx/xxxx, the subject property is owner-occupied.

Foreclosure Comments:As per available comments the foreclosure proceedings were initiated on property and the foreclosure was referred to attorney on x/xx/xxxx. As per comment dated x/xx/xxxx, the complaint was filed on x/xx/xxxx. As per comment dated xx/xx/xxxx the foreclosure was on loss mitigation hold and would be terminated after completion of mod. The loan was modified on xx/xx/xxxx. No further details of foreclosure have been found in available servicing comments.

Update-
As per comment dated xx/xx/xxxx, the re-projected step complaint was filed to xx/xx/xxxx.  As per comment dated xx/xx/xxxx, the foreclosure has closed due to loan modification.
Bankruptcy Comments:According to the xx had filed bankruptcy under chapter-xx with the xx.
Schedule D in voluntary petition dated x/xx/xxxx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx.
POC was filed by subject creditor xx with the secured claim amount of xx and an arrearage in the amount of xx. The MFR was filed on xx. As per plan dated xx the debtor shall pay directly to the subject creditor outside the plan. The trustee’s final report does not reflect payment towards subject creditor. The debtor was discharged on xx and the case was terminated on xx.
The loan was modified on xx/x/xxxx with the new modified unpaid principal balance of xx. The new interest rate is x.xxx% and the modified P&I was $xxx.xx. The first modified payment had begun from x/x/xxxx and the maturity date will be xx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 674 |-xx-xx-314 |-xx-| -46.58753% Comment: Amortization term months is 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: currently in foreclsoure is yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2019   Tape Value: 12/xx/2019   Variance: -25 (Days)   Variance %:    Comment: Doc date of last modification is 12/xx/2019   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 1/xx/2020   Variance: 1444 (Days)   Variance %:    Comment: Last payment received date is 2/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 638   Variance: -278   Variance %: -43.57366%   Comment: Loan original maturity term months is 360   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.87500%   Tape Value: 2.00000%   Variance: 5.87500%   Variance %: 5.87500%   Comment: Original stated rate is 7.875%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000044444444444444   Tape Value: 333333321103333333332111   Variance:    Variance %:    Comment: Payment history string is 44444444441mmmmmmmmm44444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444440000000000 Tape Value: 111233333333301123333333 Variance: Variance %: Comment: Payment history string reversed is 11444mmmmmmmm1444444444 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" as this loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100."
* Credit score not provided (Lvl 2)     "Credit report is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59635984	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$2,585.22	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.450%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/xx/2017	xx	Not Applicable	2.500%	xx	10/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx for the amount of $xxx,xxx.xx which was recorded on xx/xx/xxxx.
The chain of assignment has been completed. The last assignment is with "xx" which was recorded on xx/xx/xxxx.
There is one HOA lien against the subject property in the favor of xx for the amount of $xx which was recorded on xx/xx/xxxx.
There is one judgment against the borrower, “xx” in the favor of xx. for the amount of $xxwhich was recorded on xx/xx/xxxx.
First installment of county taxes for the year of xxxx has been paid in the amount of $xxxx.xx and second installment is due in the amount of $xxxx.xx on xx/xx/xxxx. No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.
The modification agreement was made on xx/xx/xxxx between the borrower xx.  As per the modified terms, the new principal balance is $xxx,xxx.xx. There are x steps of interest rate in modification.  The borrower promises to pay P&I in the amount of $xxx.xx with the initial step interest rate of x.xxx% beginning from xx/xx/xxxx. The stated maturity date is xx/xx/xxxx.
The Debtors xx. According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is $xxx,xxx.xx. The case was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx. According to comment dated xx/xx/xxxx, the borrower has been impacted by Pandemic. The reason for default is unemployment. The comment dated xx/xx/xxxx states that the three months trial plan has been offered to the borrower for the amount of $xxxx.xx which will end on xx/xx/xxxx. The comment dated xx/xx/xxxx states that the COVID-xx deferment has been processed on xx/xx/xxxx with the deferred amount of $xxx.xx. The next due date has been changed to xx/xx/xxxx.
According to comment dated xx/xx/xxxx, the subject property is occupied by unknown. No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The Debtors xx
According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is $xxx,xxx.xx.
The case was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	The modification agreement was made on xx/xx/xxxx between the borrower "xx”, and the lender “xx”. As per the modified terms, the new principal balance is $xxx,xxx.xx. There are x steps of interest rate in modification. The borrower promises to pay P&I in the amount of $xxx.xx with the initial step interest rate of x.xxx% beginning from xx/xx/xxxx. The stated maturity date is xx/xx/xxxx.
A final balloon payment on the interest bearing principal balance of $xx,xxx.xx is due on the maturity date.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 604 |-xx-xx-244 |-xx-| -40.39735% Comment: Stated maturity term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $467.82   Variance: $-467.82   Variance %: -100.00000%   Comment: Not found.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is ARM.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 484   Variance: -124   Variance %: -25.61983%   Comment: Stated maturity term months are 360.   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000011210000000000000000   Variance:    Variance %:    Comment: Payment history string is 010001112000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000012100000   Variance:    Variance %:    Comment: Payment history string reversed is 00000000000000000211100010.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 50.477%   Tape Value: 5047.000%   Variance: -4996.523%   Variance %: -4996.52300%   Comment: DTI is 50.477%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Updated as per document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Washington State and following State Disclosures are missing from loan file;
1) Mortgage Loan Servicing Disclosure
2) Choice of Insurance Notice
3) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59706692	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,595.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	29.292%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently , the mortgage is with xx which was recorded on xx.
No active judgments or liens have been found.
1st and 2nd installment town taxes for the year of xxxx have been paid in the amount of $xxxx.
1st installment town taxes for the year of xxxx have been paid in the amount of $xxxx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx+days and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently in collections and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. As per the collection comments, the foreclosure was initiated and the file was referred to an attorney on xx. The title was ordered on xx. Due to Covid, the Fc was placed on hold.
As per the comment dated x/xx/xxxx, the RFD is curtailment of income. As per the comment dated x/xx/xxxx, the property is owner occupied. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer	Field: ARM Index Margin Percent Loan Value: 2.250% Tape Value: 225.000% |-xx-xx-222.750% |-xx-| -222.75000% Comment: The ARM index margin percent is 2.250%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: 2.250%   Tape Value: 225.000%   Variance: -222.750%   Variance %: -222.75000%   Comment: As per the note, the ARM lifetime floor percent is 2.250%.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the comment dated 4/xx/2020, the RFD is curtailment of income.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $3640.08   Variance: $-3640.08   Variance %: -100.00000%   Comment: Deferred principal (Modification) per payment history is "$0.00".   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan was never modifed. It is deferral payment agrrement.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 4/xx/2018   Variance:    Variance %:    Comment: Doc date of last modification is "Unavailable"   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 11.250%   Tape Value: 5.000%   Variance: 6.250%   Variance %: 6.25000%   Comment: Max rate at first adjustment is "11.250%".   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 2.250%   Tape Value: 4.000%   Variance: -1.750%   Variance %: -1.75000%   Comment: Min rate first adjustment is "2.250%".   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000011110010000010000000   Tape Value: 101106544322111111000000   Variance:    Variance %:    Comment: Payment history string is "101101234444444444444444".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000010000010011110000   Tape Value: 000000111111223445611101   Variance:    Variance %:    Comment: Payment history string reversed is "444444444444444432101101".   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 29.292%   Tape Value: 2880.100%   Variance: -2850.808%   Variance %: -2850.80800%   Comment: Post-Close DTI per 1003 is "29.292%".   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $50000.00 Variance: Variance %: Comment: Total balance of junior Lien(s) is "Not Applicable". Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA APR Test: FAIL Loan Data: 0.000% Comparison Data: 3.755% Variance: -3.755%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL         Loan Data: 0.000%      Comparison Data: 3.755%       Variance: -3.755% This loan failed the TILA APR test. The annual percentage rate (APR) is 3.755%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan files."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan files."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59783116	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$406.47	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	575	540	54.197%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	9/xx/2016 12:00:00 AM	xx	xx	3.625%	xx	01-xx-2016	Financial Hardship	According to the Pro-title report dated xx/xx/xxxx, the subject mortgage was originated xx. The chain of the assignment has not been completed. Currently the assignment is with xx, which was recorded on xx; however, it should be with xx. There is a junior mortgage against the subject property in the favor of xx, in the amount of xx. No active judgments or liens have been found. The second installment county taxes of xxxx are due in the amount of xx on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.x, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of xx till the due date of x/xx/xxxx.	Collections Comments:The current status of the loan is in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.x, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of xx till the due date of x/xx/xxxx. The reason for default is unable to be determined. No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xx report, the borrower xx had filed the bankruptcy under chapter-xx with xx on x/xx/xxxx and the plan was confirmed on xx. The proof of claim was filed on x/xx/xxxx with the secured claim amount of xx and the amount of arrearage was $x,xxx.xx.Under the confirmed chapter-xx plan, the debtor was supposed to pay the trustee the amount of $xxx.xx per month. The date of last filing is xx.

This modification agreement made between borrower xx. As per the modified term, the new principal balance was xx The borrower had promised to pay $xxx.xx monthly with the modified interest rate of x.xxx% beginning from xx with a maturity date of xx The prior modification was done in xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 641 |-xx-xx-281 |-xx-| -43.83775% Comment: Amort. Months is 360. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Modification is YES.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mi is N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 9/xx/2019   Variance: 1562 (Days)   Variance %:    Comment: Payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $95000.00   Tape Value: $83528.59   Variance: $11471.41   Variance %: 13.73351%   Comment: Appraisal value is $95,000.00   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: AS per payment history string is MMMMMMMMMMMM44442222   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 333333333333333333333333 Variance: Variance %: Comment: AS per payment history string is 2444MMMMMMMMMMMM Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing Transfer Disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "As per appraisal report, the subject property is manufactured home. The Alta-7 endorsement for manufactured home is attached with the short form title policy. Neither serial# listed on the mortgage nor in mortgage legal description. No affidavit of affixation was found in the loan file. Hence, it is unable to determine whether the home has been attached to the permanent foundation."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59883638	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,908.98	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	800	Not Applicable	27.980%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently the assignment is with xx.

There is a junior mortgage open against the subject property in the favor of xx.

The 1st and second installment combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been reported.
As per the review of the payment history as of x/xx/xxxx, the borrower is regular with his payments and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of $xx,xxx.xx.	Collections Comments:The collection comment as of x/xx/xxxx reflects that the borrower is performing with the loan. The borrower is regular with his payments and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of $xx,xxx.xx.
The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
The collection comment dated x/xx/xxxx states the COVID email campaign, however, unable to determine whether the borrower’s income impacted by COVID-xx. The collection comment does not reflect any information regarding the employment details.
As per the collection comment dated x/xx/xxxx, the reason for default is Excessive obligation. The borrower intends to keep the property. As per collection comment the subject property is occupied by owner. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 102 |-xx-| 258 |-xx-| 252.94117% Comment: As per the Note document the loan amortization term months 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1637.35   Variance: $-1637.35   Variance %: -100.00000%   Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 1/xx/2017   Variance:    Variance %:    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 8/xx/1995   Tape Value: 2/xx/2017   Variance: -7855 (Days)   Variance %:    Comment: As per the Note First payment date is 8/xx/1995.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the note document the loan amortization type is ARM.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 102   Variance: 258   Variance %: 252.94117%   Comment: As per the loan original Maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 3/xx/2020   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 4.250%   Variance:    Variance %:    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 78.342%   Tape Value: 78.340%   Variance: 0.002%   Variance %: 0.00200%   Comment: The CLTV 78.342%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 78.342%   Tape Value: 78.340%   Variance: 0.002%   Variance %: 0.00200%   Comment: The LTV is 78.342%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 012122101112111124444432   Tape Value: 3232334C1211112C11112212   Variance:    Variance %:    Comment: The payment history string 0212320111214412012344.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 234444421111211101221210 Tape Value: 21221111C1111121C4332323 Variance: Variance %: Comment: The payment history string reversed 244321021441211102321210. Tape Source: Initial Tape Type:	4: Unacceptable	* NPL - Difference between Current balance and original balance is more than 30% (Lvl 4)	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following state disclosures are missing from the loan file.
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60047295	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,384.15	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.350%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	4.500%	xx	01-xx-2013	Financial Hardship	The review of the updated title report dated x/xx/xxxx, shows that the subject mortgage was originated xx.
The chain of the assignment has not been completed. The latest assignment is with xx.
There is an IRS lien in the favor of xx.
The annual installment of county jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
The annual installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.
The loan modification agreement was made between xx.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update: As per tape data as of xx/xx/xxxx, the current status of the loan is bankruptcy. The borrower has been delinquent on the loan for x months, and the next due date is x/xx/xxxx. The current UPB is $xxxxx.xx.
No evidence has been found regarding the foreclosure process.
No visible damages or repairs are found.
The comment dated xx/xx/xxxx shows that the repayment plan has been approved for x months, from xx/xx/xxxx to x/xx/xxxx. Further details were not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower xx with the secured claim amount of $xx,xxx.xx and the amount of arrearage is $x,xxx.xx. The schedule D of Voluntary Petition does not contain any unsecured portion. As per chapter xx plan dated xx/xx/xxxx the debtor shall pay to the trustee $x,xxx.xx for xx months. The debtor was dismissed for other reason on x/xx/xxxx and the case got terminated on xx/xx/xxxx.	This loan modification agreement was made between xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from xx/x/xxxx. The maturity is xx/x/xxxx. There is no provision for the balloon payment.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 180 Tape Value: 480 |-xx-xx-300 |-xx-| -62.50000% Comment: The amortization term months are 180. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to the xx the borrower xx had filed for bankruptcy under chapter 13 with the casexx. The debtor dismissed on 6/xx/2012 and the case was terminated on 10/xx/2012.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $99.97   Variance: $-99.97   Variance %: -100.00000%   Comment: There is no any deferred balance.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 6/xx/2005   Tape Value: 11/xx/2013   Variance: -3070 (Days)   Variance %:    Comment: The Note reflects the first payment date is 6/xx/2005.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 480   Variance: -300   Variance %: -62.50000%   Comment: Loan original maturity term months is 180.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Variance: $-xx   Variance %: -xx   Comment: An Appraisal report at the time of origination is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original standard CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   xx   Variance: -4 (Days)   Variance %:    Comment: The Note reflects the original note doc date is 4/xx/2005.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 61.057%   Variance: 38.943%   Variance %: 38.94300%   Comment: The original standard LTV(OLTV) is 100.00%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $519.19   Tape Value: $517.89   Variance: $1.30   Variance %: 0.25101%   Comment: The Note reflects the original stated P&I is $519.19.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 043211000000000000001000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000100000000000000112340 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: As per Payment History the Payment History String reversed is 000000000000000000000000. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas. The following state disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Choice of Insurance Notice
5. Collateral Protection Insurance Disclosure
6. Non-Deposit Investment Product Disclosure Are there any promotional materials?
7. Insurance Solicitation/Post Commitment Requirement
8. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60174891	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,236.18	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	Not Applicable	4.000%	xx	01-xx-2015	Lower Interest Rate	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with xx which was recorded on xx. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. Subject Mortgage is on second lien position. There is Order of Imposition of Fine and claim of lien (Code Enforcement or Unsafe Living Conditions) against xx in the amount of xxin the favor of “xx” which was recorded on xx. As there are three junior mortgages on the subject property, first in the amount of xx in favor of xx which was recorded on xx. Second in the amount of xx this was recorded on xx. Third in the amount of xx this was recorded on xx. Annual county taxes have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior years.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in the amount of xx which was recorded on xx.
There are three junior mortgages against the subject property, each in the amount of xx  which were recorded on xx.
There is a code enforcement lien against the subject property in the amount of xx which was filed by xx and recorded on xx.
No delinquent taxes have found.	As per payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Update:
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The date of the last payment received is not available. The current P&I is $xxx.xx and current PITI is $xxx.xx.The current UPB is $xxx,xxx.xx.	Collections Comments:Currently the loan is in performing. As per payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The loan modification agreement was made on xx/xx/xxxx with a new principal balance of $xxx,xxx.xx with fixed rate of x.xx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx till the maturity date of xx.No comments have been found regarding foreclosure. No bankruptcy has been filed. According to latest BPO (doc# xx) dated xx/xx/xxxx dated subject property is in axxge condition and no damages have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/xxxx with a new principal balance of $xxx,xxx.xx with fixed rate of x.xx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx till the maturity date of xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Borrower #1 Middle Name Loan Value:xx Comment: Borrower middle name is xx Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 365/365, tape shows In arrears   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: IS REO active is not applicable, tape shows no.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000000011   Variance:    Variance %:    Comment: Payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 110000000000000000000000   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization/GFE are also not available in the loan file."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit was found in the loan file located at #(xx)) as original note was misplaced, lost or destroyed. And duplicate copy / attested copy of note are available in the loan file."	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60229277	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,577.16	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	796	Not Applicable	53.036%	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx which was recorded on xx.
The chain of assignment has not been completed. The current assignment is with xx which was recorded on xx however, it should be with xx
There is a junior mortgage against the subject property in favor of xx which was recorded on xx.
There is also a credit card judgment against the borrower in favor of xx, in the amount of $xxxx.xx which was recorded on xx
There is an HOA lien against the subject property in favor of xx in the amount of xx which was recorded on xx
The annual county taxes of xxxx are due in the amount $x,xxx.xx on x/xx/xxxx.
No prior year’s delinquent taxes have been found.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the loan is currently in bankruptcy. The borrower xx filed bankruptcy under chapter- xx with the case# xx on xx. The POC was filed by xx on xx, with the claim amount of xx and the arrearage amount is $xx,xxx.xx. The plan was filed on xx and the amended chapter xx plan was filed on xx and the amended plan was confirmed on xx.
The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xx,xxx.xx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of xx till the due date of x/xx/xxxx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, The borrower xx filed bankruptcy under chapter- xx with the case# xx on xx. The POC was filed by xx on xx, with the claim amount of xx and the arrearage amount is $xx,xxx.xx. The plan was filed on xx and the amended chapter xx plan was filed on xx and the amended plan was confirmed on xx.
The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xx,xxx.xx.
Not Applicable	Affiliated Business Disclosure Good Faith Estimate Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Comment: According to the xx, the borrower xx filed bankruptcy under chapter- 13 with the case#xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The property is not reo.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $313930.00   Tape Value: $322097.00   Variance: $-8167.00   Variance %: -2.53557%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: The payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: The payment history reversed string is 444444444444444444444444. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $284,878.61 $285,438.47 -$559.86 The finance charge is $285,438.47. The disclosed finance charge of $284,878.61 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $284,878.61 $285,438.47 -$559.86
The finance charge is $285,438.47. The disclosed finance charge of $284,878.61 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "Uniform Appraisal report is missing in the loan file, however, the loan amount is xx herefore LTV / LTV xx."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "According to final HUD-1, ROR transaction date is xx and the settlement date is xx. However, the original Note date is xx."
																																																																																																								* Settlement date is different from note date (Lvl 2) "AS per HUD-1 settlement date is xx which is not aligned with the original note date xx."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60377678	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,688.76	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,327.08	xx	6.500%	360	360	xx	xx	xx	Conventional	Fixed	120	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	44.310%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	3.625%	xx	01-xx-2016	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage xx. The chain of assignment has been completed. Currently, the mortgage is with the xx. No active judgments or liens have been found. Second installment county taxes of the year xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of xx.	Collections Comments:The loan is in bankruptcy. The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of xx. According to the xx, xx (borrower) had filed bankruptcy under chapter-xx with the xx. POC was filed by xx, in the secured claim amount of xx and an arrearage in the amount of $xx,xxx.xx. Fourth amended plan was filed on x/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xxx.xx and regular payment will be paid directly to creditor. This plan was confirmed on x/xx/xxxx. The foreclosure was started by referring to attorney on xx. Complaint was filed with the xx. Final Judgment xx was filed on xx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the xx. Currently, this bankruptcy case is active. According to collection comment, no damages or repairs have been found. According latest exterior BPO report xx, the subject property was occupied by owner and the property was in axxge condition. No damages and estimated repairs have been noted.
Update:
The loan is currently in active bankruptcy.
The reason for default is not available.
As per the tape data, and as per the servicing comment dated xx/xx/xxxx, borrower filed for bankruptcy under Chapter xx with xx. The chapter xx plan was filed on xx/xx/xxxx. As per the tape data, the post-petition due date is xx and the bankruptcy is still active.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.
No information has been found stating the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:The foreclosure was started by referring to attorney on xx. Complaint was filed with the xx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the xx. Currently, this bankruptcy case is active.
Bankruptcy Comments:According to the xx, xx (borrower) had filed bankruptcy under chapter-xx with the xx.  POC was filed by xx, in the secured claim amount of xx and an arrearage in the amount of $xx,xxx.xx. Fourth amended plan was filed on xx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xxx.xx and regular payment will be paid directly to creditor. This plan was confirmed on xx.

Update:
As per the tape data, and as per the servicing comment dated xx/xx/xxxx, borrower filed for bankruptcy under Chapter xx with xx. The chapter xx plan was filed on xx. As per the tape data, the post-petition due date is xx and the bankruptcy is still active.	The loan modification agreement was made on xx/x/xxxx with the new modified unpaid principal balance is xx. From UPB, the principal balance was deferred in the amount of $x,xxx.xx. The interest bearing amount was xx with interest rate x.xxx% and the modified P&I was $x,xxx.xx. The first modified payment due date was xx/x/xxxx and the maturity date will be x/x/xxxx.	Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 12/xx/2023   Tape Value: 8/xx/2020   Variance: 1217 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 5/xx/2017   Tape Value: 10/xx/2016   Variance: 212 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.50000%   Tape Value: 3.62500%   Variance: 2.87500%   Variance %: 2.87500%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Home improvement   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: 11/xx/2018   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1534.54 Variance: $-1534.54 Variance %: -100.00000% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60550903	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$6,996.64	11/xx/2023	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.710%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	782	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2010 12:00:00 AM	xx	Not Applicable	4.748%	xx	01-xx-2010	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was xx.
The chain of assignment has been completed as the assignment of mortgage is currently with the xx.
Subject Mortgage is at Lower lien position as there are four active Water/Sewer/Utilities liens has been found pending against the subject property, which is held by xx.
There is an active HOA lien found pending against the subject property, which is held by xx.
The county first installment taxes for the year xxxx/xxxx are due in the amount of $xxxx.xx till xx/xx/xxxx and second installment taxes for the year xxxx/xxxx are due in the amount of $xxxx.xx is due till x/xx/xxxx.
No prior year’s delinquent taxes have been found.

Update:
The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
There are two HOA liens on the subject property in favor of xx.
There are four water liens on the subject property in favor of xx.
No prior year delinquent taxes have been found.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx.
As per UT dated x/xx/xxxx, the FC was initiated in xxxx. The lis pendens was filed on xx. As per notice of sale the sale was scheduled on xx. Further details not provided. Again, the notice of trustee sale was filed on xx, the sale was scheduled on xx. Further details not provided.
According to review of Payment History as of xx/xx/xxxx the borrower is delinquent with the loan x months and the next due date of regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The seller tape data the UPB is in the amount of $xxx,xxx.xx till the due date x/xx/xxxx. The current Interest Rate is x.xxx %, P&I is $xxx.xx, PITI is $xxxx.xx.

Update:
According to the payment history on the seller’s tape dated xx/xx/xxxx, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/xxxx. The P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB is xx.	Collections Comments:The current status of the loan is Collection xx-xxx days and the next due date of regular payment is xx/xx/xxxx. The last payment was received by the borrower on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The seller tape data the UPB is in the amount of xx till the due date x/xx/xxxx. The current Interest Rate is x.xxx %, P&I is $xxx.xx, PITI is $xxxx.xx.
The servicing comment dated xx/xx/xxxx reflects that the reason for the delinquency cannot be ascertained because the borrower cannot be located or has not responded to the servicer's inquiries.
xxxx at the time of origination is missing from the loan file hence unable to determine information about borrowers employment.
The Loan modification agreement was made between the xx. The loan was modified with the x steps amortization with the new principal balance of xx. The borrower promised to pay P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and second P&I payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx and ended with a maturity date of xx/xx/xxxx.
The “Notice of Default” attached with the updated title report dated xx/xx/xxxx states that the foreclosure was initiated against the subject property by the plaintiff xx. The file was referred to an attorney on xx/xx/xxxx. The xx located at xx shows that the foreclosure sale is scheduled for x/xx/xxxx at xx. The latest servicing comment dated x/xx/xxxx states that the foreclosure sale scheduled for xx/xx/xxxx however; the sale is postponed due to client request and for loss mitigation. The updated title report dated xx/xx/xxxx shows current ownership of the subject property is still with xx (Primary Borrower). Unable to determine the current status of the foreclosure sale as we have comments upto xx/xx/xxxx.
There is no post-origination bankruptcy record has been found.
The BPO report by xx located at xx dated x/xx/xxxx reflects that the subject property is in axxge condition and no damages has been observed.
No comments have been found stating that the borrower’s income has been affected by COVID-xx.
Foreclosure Comments:The “Notice of Default” attached with the updated title report dated xx/xx/xxxx states that the foreclosure was initiated against the subject property by the plaintiff xx in xxxx. The file was referred to an attorney on xx/xx/xxxx. The “Notice of Trustee Sale” located at xx shows that the foreclosure sale is scheduled for x/xx/xxxx at xx. The latest servicing comment dated x/xx/xxxx states that the foreclosure sale scheduled for xx/xx/xxxx however; the sale is postponed due to client request and for loss mitigation. The updated title report dated xx/xx/xxxx shows current ownership of the subject property is still with xx (Primary Borrower). Unable to determine the current status of the foreclosure sale as we have comments upto xx/xx/xxxx.
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made between the xx (the Borrower) and xx. (the Lender) on xx/xx/xxxx. The loan was modified with the x steps amortization with the new principal balance of xx. The borrower promised to pay P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and second P&I payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx and ended with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 543 |-xx-xx-183 |-xx-| -33.70165% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Foreclosure   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2010   Tape Value: 3/xx/2010   Variance: -33 (Days)   Variance %:    Comment: Loan was Modified on 01/xx/2010.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Reuuired.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 12/xx/2005   Tape Value: 3/xx/2010   Variance: -1551 (Days)   Variance %:    Comment: First Paymwent Change date is 12/xx/2005.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 12/xx/2004   Tape Value: 3/xx/2010   Variance: -1916 (Days)   Variance %:    Comment: First Rate Change Date is 12/xx/2004.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 3/xx/2020   Variance:    Variance %:    Comment: Not Reuuired.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 543   Variance: -183   Variance %: -33.70165%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Its a NegAm Payment.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.71000%   Tape Value: 4.74800%   Variance: -0.03800%   Variance %: -0.03800%   Comment: Original Stated Rate is 4.71%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 2/xx/2020   Tape Value: 1/xx/2020   Variance: 37 (Days)   Variance %:    Comment: Complaint filed on 02/xx/2020.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1240.53 Variance: $-1240.53 Variance %: -100.00000% Comment: Suspence Balance per PH History is $0.00. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the Borrower."	* Application Missing (Lvl 2) "The Final Application is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California State. The following state disclosures are missing in the loan file.
1) Impound Account Disclosure, Cosigner Notice,
2) Private Mortgage Insurance Disclosure,
3) Anti-Tying, Fair Debt Collection Notice Disclosure,
4) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value is unable to be confirmed from supportive documents available in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business Discloser is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60552602	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,264.06	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2018	xx	Not Applicable	2.689%	xx	12/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx

The chain of assignment has been completed. The last assignment is with xx

Active liens and judgments are as follows:

There is a junior mortgage active in favor of xx

There is a Judgment (Civil Judgment) active in favor of xx

There is a Judgment (Civil Judgment) active in favor of xx
There is a Judgment (Civil Judgment) active in favor of xx

There is a Judgment (Civil Judgment) active in favor of xx

There is a Judgment (Civil Judgment) active in favor of xx

There is a Judgment (Civil Judgment) active in favor of xx

1st installment county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

2nd installment county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in collection. The payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

The comment dated xx/xx/xxxx states the reason for default was the borrower issue with bank closing all accts and income check was returned. The subject property has been occupied by the owner. The borrower's intention is to keep the property.

The loan modification agreement was made on xx borrower promises to pay the new UPB in the amount of xx with the annual interest rate of x.xxx% and the modified P&I is in the amount of $xxx.xx beginning from xx till the maturity date xx The loan was modified thrice.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/xxxx.The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx, with the annual interest rate of x.xxx% and the modified P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx. The loan was modified thrice.	Affiliated Business Disclosure Credit Report Good Faith Estimate Mortgage Insurance Notice of Servicing Transfer	xx
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2018   Tape Value: 12/xx/2023   Variance: -1826 (Days)   Variance %:    Comment: Mod step 1 date is 12/xx/2018.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.689%   Tape Value: 3.689%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 rate is 2.689%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 12/xx/2023   Tape Value: 12/xx/2024   Variance: -366 (Days)   Variance %:    Comment: Mod step 2 date is 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.689%   Tape Value: 4.689%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 2 rate is 3.689%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 12/xx/2024   Tape Value: 12/xx/2025   Variance: -365 (Days)   Variance %:    Comment: Mod step 3 date is 12/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.689%   Tape Value: 5.000%   Variance: -0.311%   Variance %: -0.31100%   Comment: Mod step 3 rate is 4.689%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000111111111111111111111   Tape Value: 110000000110000019900765   Variance:    Variance %:    Comment: Payment history string is 001000000011000001123410.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111111111111111000   Tape Value: 567009910000011000000011   Variance:    Variance %:    Comment: Payment history string reversed is 014321100000110000000100.   Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* CreditRpt - Missing updated credit report (Lvl 2) "Updated credit report is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per Uniform Appraisal report the appraised value is $162,000.00. However, the loan amount is $157,362.00. LTV/CLTV shows 108.840% which exceeds 104%."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60578674	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,014.04	12/xx/2023	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.910%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	No	Not Applicable	01-xx-2019	xx	xx	4.910%	xx	01-xx-2019	Financial Hardship	According to the Pro-title report dated x/xx/xxxx, the subject mortgage was originated on xx with xx, which was recorded on xx with instrument #xx
The chain of the assignment has not been completed. Currently the assignment is with xx, which was recorded on xx
There is a junior mortgage against the subject property in the favor of xx in the amount of xx which was recorded on xx with instrument #xx. However, it was sub-ordinated with subject mortgage on xx as per subordination agreement in updated title report.
There is also a hospital lien against the borrower in the favor of xx, in the amount of $xx which was recorded on xx.
The annual combined taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The unpaid principal balance reflected in the payment history is in the amount of $xxx,xxx.xx till the due date x/xx/xxxx.	Collections Comments:As per the collection comments as of x/xx/xxxx, the borrower is current with the loan.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The unpaid principal balance reflected in the payment history is in the amount of $xxx,xxx.xx till the due date x/xx/xxxx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:As per comment history dated xx/xx/xxxx, the foreclosure was initiated in xx and the file referred to an attorney on xx. However, the foreclosure was put on hold due the loss mitigation and loan was modified on xx.
Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-xx with the case# xx on xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim amount of  xx and the amount of arrearage was $x,xxx.xx. Schedule-D in Voluntary petition shows $xx,xxx.xx as an unsecured portion out of claim amount xx. The value of the collateral is xx. Did not see comments indicating a cram-down. The case was dismissed on xx and terminated on xx.

The loan modification agreement was made on xxbetween borrower xx and lender xx.
The unpaid principal balance was $xxx,xxx.xx with the interest rate of x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx. The maturity is xx.
Credit Application Credit Report Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 364 |-xx-xx-4 |-xx-| -1.09890% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 364   Variance: -4   Variance %: -1.09890%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Payment History String   Loan Value: 000000000000000444444444   Tape Value: 000002011011000000999999   Variance:    Variance %:    Comment: Payment history string is 00000001101100000mmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444000000000000000 Tape Value: 999999000000110110200000 Variance: Variance %: Comment: Payment history string reversed is mmmmmmm00000110110000000. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing at closing or prior to closing from the loan documents."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Uniform Appraisal report is missing from the loan file."
* Mortgage Riders incomplete / inaccurate (Lvl 2)     "The subject property is located in Georgia State; however, xx is missing from mortgage."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60607701	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,512.54	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with lender xxwhich was recorded on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx which was recorded on xx However, the assignment is missing to xx.
The first installment town taxes of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the loan is currently in bankruptcy. As per the review of the xx report, the Borrower had filed bankruptcy under chapter-xx with the case#xx on xx and the plan was confirmed on xx. The POC was filed by lender on xx, in the secured claim amount xx and an arrearage in the amount of $xxxx. According to the order confirmed chapter xx plan dated on xx, the debtor shall pay to trustee in the amount of $xxxx.xx monthly for xx months effective xx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of xx till the due date of x/xx/xxxx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xx, the Borrower had filed bankruptcy under chapter-xx with the case#xx on xx and the plan was confirmed on xx. The POC was filed by lender on xx, in the secured claim amount xx and an arrearage in the amount of xx. According to the order confirmed chapter xx plan dated on xx, the debtor shall pay to trustee in the amount of $xxxx.xx monthly for xx months effective xx.	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: xx Comment: N/A Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Modification not found.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Application is missing from loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000110004   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment History String 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 400011000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment History String Reversed 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2033 Tape Value: 10/xx/2054 Variance: -7823 (Days) Variance %: Comment: Stated Maturity date is 05/xx/2033 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA right of rescission test.
This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35.
This loan failed the TILA right of rescission test. TILA Right of Rescission Test: FAIL
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.

1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60908607	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,246.43	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	557	Not Applicable	36.244%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2012 12:00:00 AM	xx	Not Applicable	2.852%	xx	01-xx-2012	Financial Hardship	The updated title report dated xx/xx/xxxx shows that the subject mortgage was xx.
Chain of the assignment has not been completed. Currently, the assignment is with xx; however, it should be withxx.
There are four state tax liens found against the borrower in the favor of xx, in the total amount of xx.
The annual combined taxes of xxxx are due in the amount of $xxxx.xx on x/xx/xxxx.

No prior delinquency taxes are found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of xx.
Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of xx till the due date of x/xx/xxxx.
The reason for default is impacted by covid-xx.
As per collection comment dated x/xx/xxxx, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement made between borrower xx. As per the modified term, the new principal balance was xx. The borrower had promised to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/x/xxxx with a maturity date of x/x/xxxx.	Affiliated Business Disclosure HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Balloon is N/A Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Tenant   Variance:    Variance %:    Comment: Current occupancy is Owner.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $654.21   Variance: $-654.21   Variance %: -100.00000%   Comment: Deferred balance is N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mi is N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 5/xx/2020   Variance: 1312 (Days)   Variance %:    Comment: Payment recived is 6/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: Maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000000144444444444444   Tape Value: 333211000000000000000000   Variance:    Variance %:    Comment: Payment history string is 44441000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444441000000010 Tape Value: 000000000000000000132333 Variance: Variance %: Comment: Payment history string is 000000000000014444. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Loan program disclosure missing or unexecuted (Lvl 2) "The Loan Program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60965226	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,507.62	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.213%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	578	Not Applicable	20.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/xx/2010	xx	Not Applicable	2.438%	xx	08/xx/2010	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the mortgage is with
xx
There is a junior mortgage in the favor of xx
No active judgments or liens have been found.
1st and 2nd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No prior year delinquent taxes have been found.
According to payment history as of x/xx/xxxx, the borrower has been delinquent for xx+days and the next due for the payment is x/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next due for the payment is x/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. No records for bankruptcy have been found.
 The loan was modified on x/xx/xxxx. The RFD is unable to be determined. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found. As per the comment dated x/xx/xxxx, the property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step modification agreement was signed between the borrower xx and the lender xx on x/x/xxxx. The UPB is $xxx,xxx.xx. The borrower was promises to pay P&I in the amount of $x,xxx.xx with an interest rate of x.xxx%, beginning from x/x/xxxx. The maturity is x/x/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Original Standard LTV (OLTV) Loan Value: 54.333% Tape Value: 27.940% |-xx-| 26.393% |-xx-| 26.39300% Comment: As per the appraisal report, the original LTV ratio is 54.333% Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 210231012212222232231211   Tape Value: 232110121212232232121112   Variance:    Variance %:    Comment: As per the Payment history, the string is 21023101221222232231211   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 112132232222212210132012   Tape Value: 211121232232212121021232   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 112132232222212210132012   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 28.690%   Tape Value: 4000.000%   Variance: -3971.310%   Variance %: -3971.31000%   Comment: As per the application, the post close DTI per 1003 is 28.690%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per the HUD-1, the borrower is getting the cash back of more than 2%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The property is located in CA. The following state disclosures are missing from the loan file,

1. Impound Account Disclosure
2. Cosigner Notice
3. Hazard Insurance Disclosure
4. Insurer RecommendationDisclosure
5. CA Fair Lending Notice
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not han dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61357535	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,034.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.097%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	xx	2.000%	xx	01-xx-2011	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx for the amount of xx with lender MERS as nominee for ‘xx.
The chain of assignment has not been completed, currently the assignment is with xx.
There is an active senior mortgage ,In the favor of Lender xx which was recorded on xx for the amount of xx. The  updated title shows  there  are three water sewer liens active in the favor of City of xx of the city of xx for the total amount of xx.
 As per the review of the updated title report dated xx/xx/xxxx, there  is  state tax  active in the favor of xx state of California   for the amount of xx The subject property is located in California state.
 There are three UCC liens against the borrower in the favor of different plaintiffs ,however,  the amount is not mentioned and were  recorded on different dates.
The combined taxes are paid on xxxx in the amount of $x,xxx.xx. No prior delinquent taxes have been found .

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the lender xx for the amount of xx.
There is an active prior mortgage against the subject property in favor of xx which was recorded on xx for the amount of xx.
There are x water/sewer liens against the property in favor of xx for the amount of $xx recorded on xx.

There is a state tax lien against the borrower in favor of xx tax collector of the county of xx for the amount of xx recorded onxx.

There are x UCC judgments against the borrower in favor of xx. recorded on xx

There is a state tax lien in favor of Tax Collector of the County of xx, state of California for the amount of $xxx.xx recorded on x/xx/xxxx. The borrower name is different on the supportive document.
The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $xxxx.xx and the interest rate is x.xxx%.	Collections Comments:The current status of the loan is in the active bankruptcy. According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
According to xx report, the borrower xx  had filed bankruptcy under chapter-xx with the case# xx on xx.The plan was confirmed on xx. The POC was filed on xx, the POC amount is xxand the arrearage amount is $x,xxx.xx.The motion for relief was filed onxx.No further details have been found. According to the collection comment x/xx/xxxx  , the borrowers income is impacted due to COVID-xx.As per  comments have not been found.
The subject property is owner-occupied and is in axxge condition. As per the comment dated xx/xx/xxxx the subject property had water damages, the date of loss is x/xx/xxxx. As per the servicing comments dated xx/xx/xxxx the initial draw of check#xx has been received in the amount of $xxxx.xx. Also, the plumbing and electrical repairs required and has been completed for the $xxx.xx and $xx.xx respe. The latest comment dated xx/xx/xxxx xxx% repairs have been completed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx.The plan was confirmed on xx. The POC was filed on xx the POC amount is xx and the arrearage amount is $x,xxx.xx.The motion for relief was filed on xx. No further details have been found. The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of $xxx.xx per month for xx months.	This modification agreement was made between Lender xx and Borrower xx on xx. As per the modified term the new principal balance is $xxx,xxx.xx, interest bearing in the amount of $xxx,xxx.xx with deferred balance in the amount of $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx monthly with modified interest rate of x.xxx % beginning from x/x/xxxx with a maturity date of x/x/xxxx.As per loan modification agreement made on x/xx/xxxx. The new principal balance is $xxx,xxx.xx However, there is principal reduction alternative. The amount of $xxx,xxx.xx of the principal balance is eligible for forgiveness.	Affiliated Business Disclosure Credit Application Credit Report	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2016   Tape Value: 1/xx/2016   Variance: 31 (Days)   Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 2/xx/2017   Tape Value: 1/xx/2017   Variance: 31 (Days)   Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 2/xx/2018   Tape Value: 1/xx/2018   Variance: 31 (Days)   Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000001111   Tape Value: 434433333343333333333333   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111100000000000000000000   Tape Value: 333333333333343333344434   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 1/xx/2054 Tape Value: 1/xx/2051 Variance: 1096 (Days) Variance %: Comment: No discrepancy Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application / 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "At the time of origination credit report is missing from the loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR transaction date is xx which is not consistent with note date xx"
																																																																																																								* Settlement date is different from note date (Lvl 2) "AS per HUD-1 settlement date is xx which is after note date xx"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,555.82	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61489142	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,607.64	11/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.943%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	23.677%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	xx	3.000%	xx	01-xx-2010	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage xx.

The chain of assignment has been completed; currently the assignment is with xx.
There are two state tax liens against the borrower in the favor of xx.

1st and 2nd installment of county taxes for the year of xxxx are due on xx/xx/xxxx and xx/xx/xxxx in the combined amount of $x,xxx.xx.

Update:
According to the updated title report dated xx/xx/xxxx, the subject mortgage xxx.
There are two state tax liens active against the borrower in favor of xx.
2nd half county taxes for xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history tape data is in the amount of xx.

Update:
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is xx.	Collections Comments:As per comment history, the loan is in bankruptcy- delinquent.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history tape data is in the amount of xx.
As per comments dated xx/xx/xxxx, the borrower filed bankruptcy on xx under chapter xx with xx, the POC filed on xx and plan confirmed on xx. No further details have been found.
No damage and repairs have been found in the latest servicing comments.

The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
As per the comment date xx/xx/xxxx the subject property has been occupied by the owner.

Foreclosure Comments:As per comment history and seller tape data, the foreclosure was initiated in xxxx and complaint was filed on xx. However, the foreclosure put on hold due to borrower filed bankruptcy on xx under chapter xx. No further details have been found.
Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under Chapter-xx with the xx. The POC was filed on xx, with the claim amount of xx and the arrearage amount is $xx,xxx.xx. The Chapter xx plan was confirmed on xx/xx/xxxx. The debtor shall pay to the trustee the sum of $x,xxx.xx for xx and x,xxx.xx for xx months under Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $x.xx.	The loan modification agreement was made between borrower and servicer on xx/xx/xxxx with the new modified unpaid principal balance xx. The interest bearing amount was $xx,xxx.xx with step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. The step rate was in x steps ending at rate x.xxx% applicable from xx/xx/xxxx to maturity date xx/xx/xxxx. The deferred balance is xx. There is no principal forgiven amount.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 526 |-xx-xx-166 |-xx-| -31.55893% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Current legal Status is "Bankruptcy Delinquent".   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per comment history, the foreclosure put on hold due to bankruptcy.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $231179.71   Tape Value: $406529.39   Variance: $-175349.68   Variance %: -43.13333%   Comment: As per loan modification, the deferred principal balance is $231,179.71.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: LTV is lower than 80.00%. Hence, the require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 3/xx/2007   Tape Value: 1/xx/2010   Variance: -1037 (Days)   Variance %:    Comment: As per Neg. ARM Note, the First Pay Change Date is "03/xx/2007".   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 3/xx/2006   Tape Value: 1/xx/2010   Variance: -1402 (Days)   Variance %:    Comment: First rate change date is 3/xx/2006   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, the loan amortization type is Step. However, the tape data reflects fixed type.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: As per Loan application, the Loan Documentation type is "Full Documentation".   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: As per modification agreement, loan original maturity terms are 360 months. However, the tape data reflects 480 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Note, the loan is Neg. Amort.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.94300%   Tape Value: 4.71000%   Variance: 2.23300%   Variance %: 2.23300%   Comment: As per note, originally stated rate is 6.94300%. However, the tape data reflects 4.7100%.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1394.07 Variance: $-1394.07 Variance %: -100.00000% Comment: Suspense Balance per Payment History is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per note date is xx and HUD-1 settlement date is xx with a disbursement date is xx. ROR transaction date is xx and Expiration date is xx. Hence, ROR transaction dates not consistent with note and HUD."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the final HUD-1 the settlement date is xx which is different from the note date xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61550951	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,305.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Unavailable	xx	6.000%	360	420	xx	xx	Not Applicable	FHA	Fixed	60	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.408%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	xx	4.000%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

xxxx combined 1st installment taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx combined 2nd installment taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx combined 3rd installment taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx combined 4th installment taxes have been past due in the amount of $x,xxx.xx on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Loan currently is in performing. Provided payment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. The new principal balance is $xxx,xxx.xx. Lender has agreed to defer the amount of $xx,xxx.xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/xxxx. The forgive amount is $xx,xxx.xx. Reason for Modification is xx.
Review of the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is x.xxx%.
The debtor xx had filed Bankruptcy under chapter-xx on xx and the debtor and joint debtor was discharged on xx and terminated on xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx,xxx.xx out of secured claim in the amount of xx and with an collateral of xx and the debtor and joint debtor was discharged on xx and terminated on xx.
The POC was filed on xx with the secured claim of xx with an arrearage of $x,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-xx on xxx and the debtor and joint debtor was discharged on xx and terminated on xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $xx,xxx.xx out of secured claim in the amount of xx and with an collateral of xx and the debtor and joint debtor was discharged on xx and terminated on xx .
The POC was filed on xx with the secured claim of xx with an arrearage of $x,xxx.xx.
Loan modification agreement was made between the borrower and Lender on xx/xx/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. The new principal balance is xx. Lender has agreed to defer the amount of $xx,xxx.xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/xxxx. The forgive amount is $xx,xxx.xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Mortgage Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: 420 Tape Value: 360 |-xx-| 60 |-xx-| 16.66666% Comment: Amortization Term Months (CE, S&P) is 420. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/xx/2018   Tape Value: 2/xx/2018   Variance: -6 (Days)   Variance %:    Comment: Doc Date of Last Modification is 02/xx/2018.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI Not Applicable.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: 4/xx/2020   Variance:    Variance %:    Comment: Forbearance Plan Start Date is not applicable.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort potential is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: 9/xx/2005   Tape Value: 9/xx/2005   Variance: -15 (Days)   Variance %:    Comment: Original Appraisal Date is 09/xx/2005.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 86.275%   Tape Value: 86.000%   Variance: 0.275%   Variance %: 0.27500%   Comment: Original Standard LTV (OLTV) is 86.275%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.00000%   Tape Value: 5.12500%   Variance: 0.87500%   Variance %: 0.87500%   Comment: Original Stated Rate is 6.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100001000000000000111   Tape Value: 044321100011   Variance:    Variance %:    Comment: Payment history string is 0444mm410001100010010000 but tape data shows 044321100011.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111000000000000100001000   Tape Value: 110001143440   Variance:    Variance %:    Comment: Payment history string reversed is 000010010001100014mm440 but tape data shows 110001143440.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 2/xx/2058 Tape Value: 10/xx/2035 Variance: 8159 (Days) Variance %: Comment: Stated maturity date is 02/xx/2058. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to the Prohibited Fees Test: FAIL Loan Data: $18.00 Comparison Data: $0.00 Variance: +$18.00."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulations Test Failed due to the This loan failed the prohibited fees test.

The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $25.00 to cancel the mortgage; and
9 fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
1 overnight delivery, messenger, fax, and other special delivery fees;
2 flood certification fees;
3 pest inspection or certification fees;
4 final inspection fee;
5 outside counsels' fees as permitted by N.J.S.A. §46:10A-6;
6 certified check fees;
7 credit report and appraisal update fees;
8 not more than one-year of mortgage insurance premiums;
9 survey fees;
10recording fees;
11title and title search fees, including title insurance premiums;
12taxes;
13tax service fees;
14radon test fees;
15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to the This loan failed the TILA finance charge test.

The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan. However, the MI certificate is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61591347	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,096.29	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.540%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	5.415%	xx	01-xx-2016	Financial Hardship	The review of the pro-title dated x/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the xx.

The chain of the assignment has been completed. The latest assignment is xx.

No judgment and liens were open against the borrower.

Combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx on x/xx/xxxx.

No prior years delinquent taxes have been found.

Update: The review of the pro-title dated x/xx/xxxx reflects that the subject mortgage originated on xx.
No judgment or lien were open against the borrower.
County taxes for xxxx are paid off in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Update:
According to the tape, as of xx/xx/xxxx, the borrower is current on the loan, and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xx,xxx.xx. The current P&I is $xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The borrower is current with the loan. The According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx.

This modification agreement was made between borrower xx. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx % beginning from x/x/xxxx with a maturity date on xx/x/xxxx.

Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 300 Tape Value: 198 |-xx-| 102 |-xx-| 51.51515% Comment: Amoertization term Month are 300. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK was filed.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2007   Tape Value: 5/xx/2016   Variance: -3104 (Days)   Variance %:    Comment: First Payment Date is 11/xx/2007.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 198   Variance: 102   Variance %: 51.51515%   Comment: Loan Original Maturity Term moths are 300.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $116300.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 55.890%   Variance:    Variance %:    Comment: Application is missing.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 55.890%   Variance:    Variance %:    Comment: Application is missing.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000044433   Tape Value: 1CCCCCCCC111111122223212   Variance:    Variance %:    Comment: Payment History String is 00000000100000101010000 ;tape reflects 1CCCCCCCCCCC111111111121212312.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 334440000000000000000000   Tape Value: 212322221111111CCCCCCCC1   Variance:    Variance %:    Comment: Payment History String is 00000000100000101010000 ;tape reflects 1CCCCCCCCCCC111111111121212312.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Application is missing.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $31127.89 Tape Value: $47013.30 Variance: $-15885.41 Variance %: -33.78918% Comment: UPB per Payment History is $46,561.70; tape reflects $47,013.30. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The Lost Note Affidavit document is located at “xx” which was recorded on 9/xx/2007. and original note is located at xx."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: result: FAIL; Laon Data: 000% ,Comparison Data: 7.540%, Variance: -7.540%.

This loan failed the TILA APR test: FAIL
The annual percentage rate (APR) is 7.540%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61599497	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	746	779	30.805%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx for the amount of xx which was recorded on xx
The chain of assignment has been completed. The subject mortgage is with the lender, "xx
There is one UCC lien against the borrower, "xx" in the favor of xx which was recorded on xx Amount of lien has not been mentioned on the supportive document.
Current tax status is to follow.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. The loan has not been modified since the origination. No foreclosure/bankruptcy activity has been found.
The borrower, "xx” has been working at "xx" and the co-borrower, "xx” has been working at "xx"
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -11 (Days) Variance %: Comment: Note Reflects doc date as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Fraudulent (Lvl 4) "This loan is 1 of the 6 loans in this pool with the same original BWR. All 6 loans have been flagged on the tape as BWR Fraud. Details not available but escalated for client review. Also, all 6 loans have been transferred in Mar2020 to a xx."	* Loan does not conform to program guidelines (Lvl 3) "Tape data Indicates "Borrower Fraud"."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in xx State. Following state disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
																																																																																																							Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61654053	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,202.99	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.350%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	22.994%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment of mortgage is currently with the “xx”.
There are four active IRS lien against the xx xx in the total amount of xx. The supporting documents are attached with the updated title report. But, SSN# of xx xx is not available on the supporting documents to verify whether these liens are against the borrower or not.
Annual County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Annual School tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
Annual School tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Annual Utilities charges for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the latest xx months payment history shows that the borrower is delinquent for x month. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for x month. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
No information has been found regarding the Bankruptcy filling in the available servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $22635.60 |-xx-| $-22635.60 |-xx-| -100.00000% Comment: Deferred principal per payment history is $0.00. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 80.000%   Tape Value: 100.000%   Variance: -20.000%   Variance %: -20.00000%   Comment: Original CLTV ratio percent is 80.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCC11C1CCCCCCC1C12212312   Variance:    Variance %:    Comment: Payment history string is 123120100010001011011001.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 21321221CCCCCCCCC1CC1CCC   Variance:    Variance %:    Comment: Payment history string reversed is 100110110100010001021321.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61702928	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,800.83	05/xx/2020	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	602	Not Applicable	46.777%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	Not Applicable	4.625%	xx	01-xx-2015	Financial Hardship	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
Currently, the mortgage is with xx.
There are x credit card judgments first in the favor of xx in the amount of $xx recorded on xx, second in the favor of xx in the amount of $xx recorded onxx and the other in the favor of xx in the amount of $xx recorded on xx.
There are x civil judgments first in the favor of xx in the amount of $xx recorded on xx and the other in the favor of xx in the amount of xx recorded on xx.
1st installment taxes for the year of xxxx have been paid in the amount of $xxx.xx.
2nd installment taxes for the year of xxxx have been due in the amount of $xxx.xx.
Annual utility taxes for the year of xxxx have been due in the amount of $xxxx.xx. N prior year delinquent taxes have been found.

As per payment history as of x/xx/xxxx, the borrower has been delinquent for xx months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. The payment history reflect the current UPB in the amount of $xxx,xxx.xx.
Collections Comments:The loan is currently in bankruptcy and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. As per tape data foreclosure was referred to attorney on xx.The title was ordered on xx. The borrower had filed bankruptcy under chapter xx with the case#xx. The case was dismissed on xx. The borrower xx had filed bankruptcy under chapter- xx with the case# xxand Fc was placed on hold. The last filing date of bankruptcy was xx. As per comment dated x/xx/xxxx, the reason for default was Curtailment of income.
As per the comment dated x/xx/xxxx, the property is owner occupied.
No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.

Foreclosure Comments:As per tape data foreclosure was referred to attorney on xx.The title was ordered on xx. The borrower had filed bankruptcy under chapter xx with the case#xx. The case was dismissed on xx. The borrower “xx” had filed bankruptcy under chapter- xx with the case# xx.
Bankruptcy Comments:As per the review of the PACER report, the borrower “xx” had filed bankruptcy under chapter- xx with the case# xx. The POC had filed on xx with the secured claim of xx. As per the amended chapter xx plan, the debtor shall pay the trustee the amount of $xxx for x months, $xx per month for x months and the amount of $xxxx per month for xx months. The last filing date of bankruptcy was xx.	According to the modification, the loan was modified on x/x/xxxx between the borrower xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with interest rate at x.xxx %, beginning from x/x/xxxx. The maturity date as per modification is xx. The lender has forgiven principal in the amount of $xxx,xxx.xx. However, the forgiven amount exceeds x% of the modified principal."This loan was modified twice.	Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: As per tape data foreclosure was referred to attorney on xx.The title was ordered onxx Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the note, there is no Neg Am.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx  Comment: As per the Note, the Original stated rate is 6.375%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: ZZZZZZZZZZZZZZZZZZZZZZZZ   Variance:    Variance %:    Comment: Payment history string is 4444444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444444   Tape Value: ZZZZZZZZZZZZZZZZZZZZZZZZ   Variance:    Variance %:    Comment: Payment history string reversed is 4444444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx  Variance:    Variance %:    Comment: As per the Note, the property address is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per the HUD-1, the borrower is getting the cash back of more than xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61717215	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$605.56	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	300	300	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	48.970%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2017 12:00:00 AM	xx	Not Applicable	6.000%	xx	01-xx-2017	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx which was recorded on xx

The chain of the assignment has not been completed. The latest assignment is xx which was recorded on xx It should be with xx

There is civil judgment active in the favor of xx in the amount of xx which was recorded on xx

Combined annual taxes for the year of xxxx have been due on xx in the amount of xx
No prior years delinquent taxes have been found.

As per the review of payment history as of x/xx/xxxx, the borrower is delinquent for a month and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in bankruptcy. As per the review of payment history as of x/xx/xxxx, the borrower is delinquent for a month and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The reason for default is illness of borrower. The subject property has been occupied by the owner. As per collection comment dated xx the repairs are occurred due to roof xx claims check for roof replacement. As per collection comment dated xx the repairs has been completed.

Update:
The current status of the loan is bankruptcy.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
No foreclosure evidence has been found.
As per the collection comment, both borrowers’ filed separate bankruptcy on property. The borrower filed for bankruptcy under xx with the xx on xx The bankruptcy case was discharged on xx and terminated on xx The co-borrower filed for bankruptcy under xx with the xx on xx As per the comment dated x/xx/xxxx, the plan was confirmed on xx The comment dated xx shows the BK case# xx is still open and active. Further details not provided.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under xx with the case# xx on xx The POC was filed on xx with secured claim in the amount of xx and the arrearage amount of xx The debtor (shall/ supposed to) pay the trustee $xxx.xx for xx months, The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx There is no comment indicating a cram-down. The plan was confirmed on xx

Update:
As per the collection comment, both borrowers’ filed separate bankruptcy on property. The borrower filed for bankruptcy under xx with the case# xx on xx The bankruptcy case was discharged on xx and terminated on xx The co-borrower filed for bankruptcy under xx with the case# xx on xx As per the comment dated xx the plan was confirmed on xx The comment dated xx shows the BK case# xx is still open and active. Further details not provided.	The loan was modified on x/x/xxxx between the borrower xx and xx and xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with an interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx. The maturity date as per modification is xx/x/xxxx. A final balloon payment on the interest bearing principal balance of $xx,xxx.xx is due on the maturity date.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure	Field: Bankruptcy Filing Date Loan Value: xx Tape Value: xx |-xx-| 659 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan is not in REO.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal the original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Note reflects the original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 8.50000% Tape Value: 6.00000% Variance: 2.50000% Variance %: 2.50000% Comment: The Note reflects the original stated rate is 8.5000% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61844730	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,952.68	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.750%	480	480	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	714	Not Applicable	25.737%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	xx	3.340%	xx	01-xx-2014	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain has not been completed. No assignment was found from xx however, the current assignment should be with xx
There is an active civil judgment against the borrower xx in the favor of xx in the amount of xx which was recorded on xx
First installment state taxes have been paid on xx and second installment taxes are due on xx each in the amount of xx
No prior years delinquent taxes have been found.

Update:
As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of xx, which was recorded on xx
There is civil judgment found against the prior owner in favor of xx in the amount of xx which was recorded on xx
1st, and 2nd combined taxes for xxxx have been paid in the total amount of xx
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the loan is currently performing, and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.
Collections Comments:According to the review of the servicing comments, the borrower is under the repayment plan. According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the borrower xx told that their income was impacted due to the COVID-xx.  The servicer offered her three months of forbearance plan which stared from xx/xx/xxxx and ended on xx/xx/xxxx. No further details have been found.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and current condition of the subject property has been found in the available months of servicing comments.  As per the comment dated xx/xx/xxxx, the borrower stated that the subject property needed repairs and she would make payment after she was reimbursed from the insurance company; however, no further details related to damage or repair have been found.

Updated Comment:
PH:
According to the payment history tape data as of xx/xx/xxxx, the loan is currently performing, and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx between the borrower “xx” and the lender “xx”. The borrower promises to make a monthly payment of $x,xxx.xx with the rate of interestx.xxx%, beginning from xx till the maturity date of xx The new principal balance stated in the Modification is in the amount of xx The lender had deferred the amount of $xx,xxx.xx from the modified principal balance. Hence, the interest-bearing amount is xx This modification contains a balloon provision total in the amount of $xx,xxx.xx. The loan has been modified twice since origination.	Affiliated Business Disclosure Condo/PUD Rider Missing Required State Disclosures Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |-xx-| 18 (Days) |-xx-| Comment: As per the mod, the mod date is xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is made not applicable as no foreclosure procedure initiated.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: 3.34000%   Variance: -1.59000%   Variance %: -1.59000%   Comment: As per the NEG-ARM note, the stated rate is 1.75%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per the appraisal report, the subject proeprty type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "A lost-note affidavit dated xx was found at location " xx" showing the original note was misplaced, lost, or destroyed. A copy of the Note is also located in the same file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE report is Moderate due to the Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan failed the prohibited fees test due to one of the following findings:
The loan is a first lien mortgage and charges an assignment fee, or other fees not necessary in connection with making a loan.

The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law.
Prohibited Fees Test: FAIL Loan Data $15.00 Comparison Data $0.00 Variance +$15.00."
* Condo / PUD rider Missing (Lvl 2)     "As per the appraisal report located at "xx", the subject property type is PUD; however, the PUD rider is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Virginia state. The following require state disclosures are missing from the loan file.
1. Choice of Settlement Agent Disclosure.
2. Copy of Appraisal or Statement of Appraised Value."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61851820	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$209.70	06/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.650%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	555	550	35.520%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2010 12:00:00 AM	xx	Not Applicable	6.150%	xx	01-xx-2011	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx
The chain of assignment has not been completed; currently the assignment is with xx. However, it should be with xx

No active liens or  judgments have been found.
Annual combined taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per comment history, the loan is in collections.
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per comment dated xx/xx/xxxx, the reason for default is curtailment of income.
There is no evidence has been found regarding bankruptcy in the latest servicing comments.
No foreclosure activity has been found.
As per comment dated xx/xx/xxxx, the current occupancy of subject property is occupied by owner. No evidence have been found of damages or repairs in latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower xxwhich is step up in x steps and ending at interest rate xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |-xx-| |-xx-| Comment: As per loan modification, there is no deferred balance amount. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Comment: As per loan modification, there is no deferred balance amount.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no foreclosure.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, the loan amortization type is Step. However, the tape data reflects fixed type.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Comment: As per modification agreement, loan original maturity terms are 360 months. However, the tape data reflects xx months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: This loan is fixed rated. However, Neg. Amort Potential is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx. However, the tape data reflects string is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per HUD-1, the purpose of the transaction is Cash Out . However, the tape data reflects Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61884330	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,734.63	12/xx/2023	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	575	Not Applicable	46.279%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	9/xx/2018 12:00:00 AM	01-xx-2015	xx	xx	3.250%	xx	01-xx-2015	Financial Hardship	The updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of the assignment has been completed. Currently, the assignment is with xx.
There is a junior mortgage against the subject property in the favor of xx.
IRS liens and Judgments are not against the borrower or property; hence, it were not considered.
The combined taxes of xxxx have been paid in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of xx till the due date of x/xx/xxxx.	Collections Comments:The loan is in bankruptcy.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of xx till the due date of x/xx/xxxx.
As per comment history dated xx/xx/xxxx, the reason for default is unable to be determined.
The comment history dated x/xx/xxxx shows that the subject property is owner-occupied.

Foreclosure Comments:As per updated title report dated xx/xx/xxxx, the lis-pendens was filed on xx. The judgment was entered on xx and the sale was scheduled on xx; however, it was put on hold as the borrower James L. Smith, Jr had filed the bankruptcy under chapter-xx with the xx.
Bankruptcy Comments:According to the xx, the borrower xx had filed the bankruptcy under chapter-xx with the xx. The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was xx. Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx. The value of collateral is xx. Did not see comments indicating a cram down. The MFR was filed on xx.
The last filing date is xx.	This modification agreement was made between borrowers xx. As per the modified term, the new principal balance was xx and there was deferred balance of xx, which was eligible for forgiven. The borrower promised to pay $xxx.xx monthly with a modified interest rate x.xx% beginning from x/x/xxxx with a maturity date on x/x/xxxx.
The prior modification was done in xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 594 |-xx-xx-234 |-xx-| -39.39393% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is Na.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Fc was iniated.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $46845.08   Tape Value: $31230.55   Variance: $15614.53   Variance %: 49.99761%   Comment: Deferred Principal pe rPH is $46,845.08.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G?L require MI is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Laon amortization type is Fixted.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 594   Variance: -234   Variance %: -39.39393%   Comment: Loan Original Maturity term are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 1/xx/2012   Variance:    Variance %:    Comment: Mod Step 1 Date is NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 P&I   Loan Value: Not Applicable   Tape Value: $897.22   Variance:    Variance %:    Comment: Mod Step 1 P&I is NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 2.875%   Variance:    Variance %:    Comment: Mod Step 1 Rate is NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 1/xx/2017   Variance:    Variance %:    Comment: Mod Step 2 Date is NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 P&I   Loan Value: Not Applicable   Tape Value: $629.32   Variance:    Variance %:    Comment: Mod Step 2 P&I is NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 3.875%   Variance:    Variance %:    Comment: Mod Step 2 Rate is NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: 1/xx/2018   Variance:    Variance %:    Comment: Mod Step 3 Date is NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 P&I   Loan Value: Not Applicable   Tape Value: $639.52   Variance:    Variance %:    Comment: mod step 3 P&I is NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 4.000%   Variance:    Variance %:    Comment: Mod Step 3 rate is NA.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.62500%   Tape Value: 3.25000%   Variance: 3.37500%   Variance %: 3.37500%   Comment: Original Stated Rate is 6.6225%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 3/xx/2018   Tape Value: 11/xx/2014   Variance: 1205 (Days)   Variance %:    Comment: S&C filing date is 3/xx/2018.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1431.79 Variance: $-1431.79 Variance %: -100.00000% Comment: Suspense Balalnce per Payment History is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL; Loan Data: 6.000%; Comparison Data: 5.000% 7 Variance: +1.000%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lenders license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61905331	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$6,180.11	12/xx/2023	xx	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	649	Not Applicable	38.242%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Yes	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	4.000%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated xx
The chain of the assignment has been completed. The latest assignment is with xx
There are x IRS liens in the favor of Department of the Treasury - Internal Revenue Service in the total amount of xx
There are x HOA liens in the favor of xx
There is a civil judgment in the favor of xx
1st installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
2nd installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in foreclosure and the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is excessive obligation.
The loan modification agreement was made between xx
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
As per the comment dated x/xx/xxxx, the borrower had been impacted by covid-xx pandemic.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx However, as per the comment dated xx the foreclosure was put on hold due to covid-xx and loss mitigation. No further details have been found.

Bankruptcy Comments:Not Applicable	This loan modification agreement was made between xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $x,xxx.xx beginning from xx The maturity is xx There is no provision for the balloon payment. Previously, the loan has been modified in the year xx	Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: xx. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California. The following disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer RecommendationDisclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD, the settlement date is xx which is not aligned with the note date."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61932188	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,108.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.980%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to updated title report dated xx the subject mortgage was originated on xx with xx recorded on xx The chain of assignment has been completed. Currently, the assignment is with xx
There are two civil judgments open against the borrower in the favor of xx in the amount of xx which was recorded on xx
Annual County taxes for xx have been paid off xx in the amount of xx
Annual County taxes for xx are due on xx in the amount of xx
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $ xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.
Collections Comments:The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $ xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.

This is xx with P&I of $xxx.xx with the rate of interest xx.xxx% and a maturity date of xx The P&I as per payment history is the $xxx.xx and rate of interest is xx.xx %, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. Latest xx collection comments are missing. Mod document is missing from the loan file.

No evidence has been found regarding bankruptcy and foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Modification/Forbearance/TPP: No evidences have been found in the loan File and in the latest xx months servicing comments regarding current or prior loan modification No further evidences are available in the last xx months servicing comments regarding whether borrower made all the plan payments or not.	Credit Report Hazard Insurance	Field: Did a Modification Change Note Terms? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Did amodification change terms is yes Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: LOan amortization type is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx  Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.98000%   Tape Value: 11.98080%   Variance: -0.00080%   Variance %: -0.00080%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: Paym,ent Frequency is Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Stated maturity date is Unavailable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the HOEPA higher-priced mortgage loan test. ( 12 CFR §1026.35(a)(1) , transferred from 12 CFR §226.35(a)(1) as enacted in 2008 ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Proof of hazard insurance is missing"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61960380	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,295.30	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Unavailable	34.410%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.
No active judgments or lien have been found against the borrower or subject property
The annual combined taxes of xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xxxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xxxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.

At the time of loan origination borrower is working as xx

As per comment dated xx borrower has been impacted by Covid-xx. The comment dated xx shows that Covid-xx forbearance was approved on xx As per latest comment dated xx the Covid-xx forbearance plan was extended for x months with an end date of xx No more details are available regarding covid impact.

No evidence has been found regarding foreclosure proceedings on subject property.
As per PACER report debtor has not filed the bankruptcy since from loan origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required State Disclosures	Field: Post-Close Housing Ratio per 1003 Loan Value: 20.344% Tape Value: 20.340% |-xx-| 0.004% |-xx-| 0.00400% Comment: post close DTI is 20.34% Tape Source: Initial Tape Type:
Field: Property Postal Code   Loan Value: 70808   Tape Value: 22033   Variance:    Variance %:    Comment: postal code changed to 22033 after origination.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: purpose of refinance is lowe rate term. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "ComplianceEase risk indicator is Elevated due to the loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.772%      Allowed: 5.510%     Over by: +0.262%"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.772%      Allowed: 5.510%     Over by: +0.262%"
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, GLA was reduced nd the new value is $356,000.00 which puts LTV at 112%. The seller tape also stated that a payment is 30 days late and the loan is currently under forbearance plan."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower or memorialized comment by the Loan Officer."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in LA State and the required disclosures are missing from the loan file.
Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
Anti-Tying Disclosure
																																																																																																								Financial Institution Choice of Insurance Disclosure"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61966765	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$875.08	12/xx/2023	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.840%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	3/xx/2017 12:00:00 AM	xx	Not Applicable	7.100%	xx	4/xx/2017 12:00:00 AM	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.

The chain of assignment has not been completed. The current assignment is with xx which was recorded on xx However, the last assignment should be done with xx.

There is one IRS lien against the borrower xx in the favor of xx Internal Revenue Service for the amount of xx which was recorded on xx/xx/xxxx.

There is a junior UCC lien against the subject property in the favor of xx.

The combined annual installment taxes for the year of xxxx are due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	As per the review of the payment history as of xx/xx/xxxx,the borrower has been delinquent for xx months and the next payment is due for x/xx/xxxx.The last payment was received on xx/xx/xxxx in the amount of$xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. The current UPB is in the amount of xx.	Collections Comments:The review of the collection comment as of xx/xx/xxxx, the loan is in an active foreclosure. As per the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months and the next payment is due for x/xx/xxxx.The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. The current UPB is in the amount of xx. The loan was modified on x/xx/xxxx. The collection comment dated xx/xx/xxxx states the reason for default is unable to contact with the borrower. The foreclosure was initiated in the year xxxx. The file was referred to an attorney on xx/xx/xxxx. The comment dated x/xx/xxxx, states that the step complaint was filed on x/xx/xxxx. However as per the x/xx/xxxx, the foreclosure was put on hold due to the covid-xx servicer requirement. As per the comment dated x/xx/xxxx, the projected hold will end on xx/xx/xxxx. The comment dated xx/xx/xxxx states that the subject property is owner occupied and no visible damages or repairs have been observed on the subject property.
Foreclosure Comments:The foreclosure was initiated in the year xxxx. The file was referred to an attorney on xx. The comment dated xx states that the step complaint was filed on xx However as per the xx the foreclosure was put on hold due to the covid-xx servicer requirement. As per the comment dated x/xx/xxxx, the projected hold will end on xx/xx/xxxx.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx. on effective date of xx/xx/xxxx with the new modified principal balance of $xxx,xxx.xx. The borrower promise to pay the monthly P&I of $xxx.xx with an interest rate of x.xxx % beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. The deferred amount other than principal is xx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 596 |-xx-xx-236 |-xx-| -39.59731% Comment: The loan amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per the Note and the modification there is no Balloon disclosure.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $82294.55   Tape Value: $82319.89   Variance: $-25.34   Variance %: -0.03078%   Comment: As per the modification the deferred balance is in the amount of $82,294.55.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2017   Tape Value: 4/xx/2017   Variance: -21 (Days)   Variance %:    Comment: As per modification the loan was modified on 3/xx/2017.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 8/xx/2007   Tape Value: 8/xx/2007   Variance: -5 (Days)   Variance %:    Comment: As per note, the first payment date is 08/xx/2007.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2019   Variance: 1693 (Days)   Variance %:    Comment: As per the payment history the last payment received date 10/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 479   Variance: -119   Variance %: -24.84342%   Comment: Loan original Maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 044444444444444444444444   Tape Value: 333333333333333322222222   Variance:    Variance %:    Comment: The payment history string 444444444444MMMMM4MMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444440   Tape Value: 222222223333333333333333   Variance:    Variance %:    Comment: The payment history string reversed MMMMM4MMMMM4444444444444.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 4/xx/2020 Tape Value: 9/xx/2019 Variance: 217 (Days) Variance %: Comment: The comment dated 3/xx/2020, states that the foreclosure complaint was filed on 4/xx/2020. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report at origination is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina State. The following required state disclosures are missing from the loan file.
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An Affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61999849	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,004.78	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	574	Not Applicable	35.719%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	3.625%	xx	01-xx-2017	Financial Hardship	As per title review dated x/xx/xxxx, the subject mortgage originated on xx has been active on the title.

There is a civil judgment active against borrower, xx.

There is a civil judgment active against borrower, xx.

There are two state tax liens active against borrower, xx.

RE tax Status:
Property taxes for the year xxxx are due in the amount of $xxxx.xx on x/xx/xxxx.
According to payment history as of x/xx/xxxx, the borrower has been delinquent for x months and is next due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of x/xx/xxxx. The UPB is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in active bankruptcy and the borrower has been x months delinquent with payments.
The borrower had filed the bankruptcy under chapter xx, xx.
RFD is curtailment of income.
No evidence of damage to the subject property was found.

Update:
As per the seller tape data, the current status of the loan is current.
As per the servicing comment dated xx/xx/xxxx, BK (chapter xx) was discharge xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
As per the seller tape data, loan was modified on xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx, xx.

Update:
The modification agreement was made between borrower and lender on xx. The new UPB is $xxx,xxx.xx and the amount of $xx,xxx.xx has been deferred. The remaining amount of $xxx,xxx.xx to be paid with fixed interest at the yearly rate of x.xxx% by making P&I of $xxxx.xx from x/x/xxxx. The new maturity date will be x/x/xxxx.	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 581 |-xx-xx-221 |-xx-| -38.03786% Comment: Per note. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Per note.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 581   Variance: -221   Variance %: -38.03786%   Comment: Per MOD.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Per review of loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001100000000000000011222   Tape Value: 678876543321221011121xxx   Variance:    Variance %:    Comment: Per payment history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222110000000000000001100   Tape Value: xxx121110222123345688876   Variance:    Variance %:    Comment: Per payment history.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 44.360%   Tape Value: 4258.000%   Variance: -4213.640%   Variance %: -4213.64000%   Comment: Per 1003.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Per 1003   Tape Source: Initial   Tape Type:
																																																																																																				Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $590000.00 Variance: Variance %: Comment: Per HUD. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62048795	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$397.27	11/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.860%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	7.835%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is from xx.

No active judgments or liens have been found against the borrower or subject property.
County annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the Performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx. As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of x/xx/xxxx. The borrower did not file bankruptcy. As per the comment dated x/xx/xxxx, the foreclosure was initiated and the comment dated x/xx/xxxx, the foreclosure was put on hold due to loss mitigation. No further details have been found regarding foreclosure. As per the comment dated x/xx/xxxx, the foreclosure was initiated and the comment dated x/xx/xxxx, the foreclosure was put on hold due to loss mitigation. No further details have been found regarding foreclosure. The subject property is unable to be determined. The reason for default is the borrower has deceased on xx. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:As per the comment dated x/xx/xxxx, the foreclosure was initiated and the comment dated x/xx/xxxx, the foreclosure was put on hold due to loss mitigation. No further details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/x/xxxx between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/x/xxxx till maturity date of x/x/xxxx.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Borrower#2 last name as xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Variance:    Variance %:    Comment: Borrower last name as xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was put on hold due to loss mitigation.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Doen lender G/L Requre MI?   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type as 360/360   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.86000%   Tape Value: 7.83600%   Variance: 0.02400%   Variance %: 0.02400%   Comment: Original stated rate as 7.860%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000010   Tape Value: 000000000000999999876543   Variance:    Variance %:    Comment: Payment history string as 0000000000MMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 010000000000000000000000   Tape Value: 345678999999000000000000   Variance:    Variance %:    Comment: Payment history string reversed as MMMMMMMMMMMMMM0000000000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: 2936 (Days)   Variance %:    Comment: stated maturity date as xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject proeprty type as Manufactured housing. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. An appraisal report is located on xx the subject property as manufactured home. However, the Affidavit of Affixation is not available in the loan file. The latest tax search report available in the updated title report dated 10/xx/2020 shows the subject property as Manufactured Home. Also, the Final title policy does not show the any ALTA endorsement for this manufactured housing. The legal description of the subject property does not show the VIN#. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "This loan failed the NC rate spread home loan test.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
NC Rate Spread Home Loan Test: FAIL

This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.

NC RSHL DTI Provided Test: FAIL
NC RSHL Documentation Type Test: FAIL

This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $41,542.97. The disclosed finance charge of $41,393.82 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test: FAIL The loan data is $41,393.82, the comparison data is $41,542.97  and the variance is-$149.15

This loan failed the TILA foreclosure rescission finance charge test.
FAIL
The finance charge is $41,542.97. The disclosed finance charge of $41,393.82 is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA Foreclosure Rescission Finance Charge Test: FAIL The loan data is $41,393.82, the comparison data is  $41,542.97 and the variance is -$149.15

This loan failed the TILA right of rescission test.
Closed-end
The funding date is before the third business day following consummation.

TILA Right of Rescission Test: FAIL"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62148089	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$602.96	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.630%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage with xx
The chain of assignment has not been completed. Currently, the mortgage is with xx
There is a judgment which was recorded on x/xx/xxxx in the amount of $xxxx.xx in the favor of xx
Annual borough taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual County taxes for the year of xxxx have been paid in the amount of $xx.xx.
Annual School taxes for the year of xxxx have been paid in the amount of $xxx.xx. No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
Collections Comments:The loan is currently in bankruptcy and the next payment is due for x/xx/xxxx. The last payment was received on xx in the amount of $xxx.xx. As per the review of the PACER report, the borrower xx had filed bankruptcy under xx. The plan was confirmed on xx As per the document located at” xx”, the foreclosure was initiated and the file was referred to an attorney on xx The first legal action was filed on xx with xx. No further details have been found. The sale was scheduled for xx The borrower filed bankruptcy under chapter xx with the xx and Fc was placed on hold.
The RFD is unable to be determined. . The property is owner occupied. No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid-xx.

Update-
The loan is currently in bankruptcy.
As per comment dated xx the foreclosure was initiated on xx Currently, the foreclosure is on hold due to bankruptcy.
As per comment dated xx the arrears are paid in full. As per comment dated xx the trustee filed their notice of final cure on xx
No damages were reported.

Foreclosure Comments:As per the document located at” xx”, the foreclosure was initiated and the file was referred to an attorney on xx The first legal action was filed on xx with xx. As per the comment dated xx the judgment was entered on xx No further details have been found. The borrower filed bankruptcy under xx and Fc was placed on hold.

Update-
As per comment dated xx the foreclosure was initiated on xx Currently, the foreclosure is on hold due to bankruptcy.
Bankruptcy Comments:As per the review of the PACER report, the borrower xx had filed bankruptcy under xx. The POC has been filed on xx with the secured claim amount of xx and arrearage amount is xx As per the chapter xx plan filed on xx the debtor shall pay the trustee the amount of $xxx for xx months. The plan was confirmed on xx

Update-
As per comment dated xx the arrears are paid in full. As per comment dated xx the trustee filed their notice of final cure on xx	This is Conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxxx % and a maturity date of x/xx/xxxx. The P&I as per payment history is $xxx.xx and rate of interest is xx.xxx%; however, there is a reduction in rate with respect to Note data which seems that there would be a possible modification. The tape reflects the loan was modified on x/x/xxxx. However, the modification agreement is missing from the loan file.	Credit Application Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 361 |-xx-xx-1 |-xx-| -0.27700% Comment: As per the note, the loan amortization term are 360. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 6/xx/2014   Variance:    Variance %:    Comment: However, the modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 11/xx/2019   Variance: 1494 (Days)   Variance %:    Comment: According to the payment history as of 11/xx/2020, the borrower has been delinquent for 9 months and the next payment is due for 2/xx/2020. The last payment was received on 11/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: However, the modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $44923.08   Tape Value: $44923.00   Variance: $0.08   Variance %: 0.00017%   Comment: As per the Note, the original balance is $44923.08.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.63000%   Tape Value: 10.40000%   Variance: 0.23000%   Variance %: 0.23000%   Comment: As per the note, the original stated rate is 10.6300%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001144444   Tape Value: 33333333333333333333B333   Variance:    Variance %:    Comment: As per the Payment history, the string is 444443210444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444441100000000000000000   Tape Value: 333B33333333333333333333   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 444444444444444012344444   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Final application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: As per the HUD-1 purpose of transaction is Refinance.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 3/xx/2018   Tape Value: 2/xx/2018   Variance: 34 (Days)   Variance %:    Comment: As per the document located at” xx”, the foreclosure was initiated and the file was referred to an attorney on 2/xx/2018. The first legal action was filed on 3/xx/2018   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 8/xx/2037 Variance: Variance %: Comment: However, the modification agreement is missing from the loan file. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "A Lost note affidavit found in a file at (7602355855_LOST_NOTE_AFFIDAVIT_191052002D5353818_285 pg#2), Which states that the Original Note has been inadvertently lost, misplaced or destroyed."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
Interest Rate Test: FAIL 10.630% 7.250% +3.380%
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62248703	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,084.52	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	1.450%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	xx	3.375%	xx	01-xx-2012	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx”.
The chain of assignment is not completed as currently the assignment is with “xx”.
No active judgments/liens have been found against the borrower/subject property.
The annual county taxes for xxxx have been paid in the amount of $ x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found in the updated title report.
Review of payment history as of dated xx/xx/xxxx shows the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:Review of payment history as of dated xx/xx/xxxx shows the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.
No information has been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure process.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-x on xx.
The Schedule-D in Voluntary petition shows that the unsecured amount xx. The debtor had discharged from the bankruptcy on xx. Reaffirmation agreement was filed on xx.
The loan was modified with an effective date of xx/xx/xxxx and a new principal balance is xx out of which xx has been deferred therefore the new interest bearing principal amount is in the amount o $xxx,xxx.xx. The step modification rate started from x.xx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx. The rate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Loan Original Maturity Term Months Loan Value: xx Comment: Loan Original Maturity Term Months are 360 Tape Source: Initial Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2012   Tape Value: 11/xx/2012   Variance: 30 (Days)   Variance %:    Comment: Mod Step 1 Date is 12/xx/2012   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 12/xx/2017   Tape Value: 11/xx/2017   Variance: 30 (Days)   Variance %:    Comment: Mod Step 2 Date is 12/xx/2017   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 12/xx/2018   Tape Value: 11/xx/2018   Variance: 30 (Days)   Variance %:    Comment: Mod Step 3 Date is 12/xx/2018   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx (Days)   Variance %:    Comment: Next Pay Change Date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCFCC   Variance:    Variance %:    Comment: Payment History String is 000100000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCFCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment History String Reversed is 000000000000000000001000   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of closing is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62285374	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,836.45	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	2006.67	xx	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	120	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	526	Not Applicable	73.837%	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	4.250%	xx	01-xx-2016	Financial Hardship	The Updated title report dated xx/xx/xxxx shows that the mortgage was originated on xx. The chain of the assignment has been completed. The current assignment is with xx.
There is a state tax lien active against the borrower in the amount of xx.
The fourth installments of town taxes for the year of xxxx have been paid in the amount of $x,xxx.xx. The first and second installments of town taxes for the year of xxxx are due in the amount of xx and $xxxx.xx for the due date of xx and xx respectively. The current ownership is vested in the name of xx.

According to a review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx %, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:As per collection comment the loan is in the active bankruptcy. As per collection comment dated x/xx/xxxx, the curtailment of income.
 According to the payment history as of xx/xx/xxxx,the borrower is currently delinquent for xx months. The last payment was received date is xx/xx/xxxx.The payment applied date was xx/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $x,xxx.xx.The UPB reflected as per the payment history is in the amount of xx.
According to the xx the borrower xx had filed bankruptcy under chapter- xx with the xx on xx/xx/xxxx.The plan  was confirmed on x/xx/xxxx .The POC was filed on x/xx/xxxx, the POC amount is xx and the arrearage amount is $xx,xxx.xx.The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is $ xx No further details have been found

Update:-
As per the tape data, the current status of the loan is bankruptcy current.
As per the comment dated xx/xx/xxxx, the next post petition due date was xx and same comment shows that POC arrearage have been paid in full.
As per the comment dated x/xx/xxxx, the foreclosure was initiated on xx and same comment shows that FC was put on hold due to bankruptcy.
As per the comment dated x/xx/xxxx, the borrower Reaves-Van Ness has deceased. Further details were not provided.
Foreclosure Comments:Update:-
As per the comment dated x/xx/xxxx, the foreclosure was initiated on xx and same comment shows that FC was put on hold due to bankruptcy.
Bankruptcy Comments: According to the xx the borrower xx  had filed bankruptcy under chapter- xx with the xx on xx/xx/xxxx.The plan  was confirmed on x/xx/xxxx .The POC was filed on xx the POC amount is xx and the arrearage amount is xx.
The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $ xx and the value of property is xx out of which xx is unsecured.
There is no any evidence of cram down.

Update:-
As per the comment dated xx/xx/xxxx, the next post petition due date was xx/xx/xxxx and same comment shows that POC arrearage have been paid in full.

This modification agreement was made on x/x/xxxx between Lender xx on x/x/xxxx.As per the modified term the new principal balance is xx interest bearing in the amount of xx with deferred balance in the amount of xx borrower promises to pay $x,xxx.xx monthly with modified interest rate of x.xxxx % beginning from xx with a maturity date of xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 548 |-xx-xx-188 |-xx-| -34.30656% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 12/xx/2023   Tape Value: 9/xx/2019   Variance: 1552 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2016   Tape Value: 8/xx/2016   Variance: -7 (Days)   Variance %:    Comment: doc date of mod is 8/xx/2016.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No interest only period.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 1/xx/2019   Variance: 1820 (Days)   Variance %:    Comment: The last payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 433   Variance: -73   Variance %: -16.85912%   Comment: term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.00000%   Tape Value: 4.25000%   Variance: 2.75000%   Variance %: 2.75000%   Comment: The rate is 7%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000003231444444444444444   Tape Value: 333333333333333XB3333333   Variance:    Variance %:    Comment: The pay history string reversal is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444132300000   Tape Value: 3333333BX333333333333333   Variance:    Variance %:    Comment: The pay history string reversal is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: purpose is lower rate or term.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: 1/xx/2018 Variance: Variance %: Comment: No discrepancies. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)discount points which may be labeled as an origination fee."
* DTI > 60% (Lvl 2)     "As per 1003 dated 1/xx/2007,the total monthly income is in the amount of $9,500.00 and the total monthly expenses is in the amount of $4,437.00 hence, DTI  is exceeding 60%"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62317791	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$694.12	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.428%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is with xx.
There are no active liens and judgments.
The annual county taxes for the year of xxxx are due in the total amount of $xxx.xx.
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
As per the comment dated x/xx/xxxx, the subject property had a damage. However, the nature of damage and the estimated cost of repair has not been found. No comment found stating the repairs have been completed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-x with case# xx on xx. Schedule D of voluntary petition shows the amount of claim as $xx,xxx.xx and collateral value as $x,xxx.xx. Therefore, the unsecured portion is $xx,xxx.xx. However, the case was discharged on xx.	This is a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx% and a maturity date of xx. The P&I as per payment history is the $xx.xx and rate of interest is x.xx%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. The tape is also providing the information regarding the latest modification which was made on xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Info updated as per doc. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $77199.38   Variance: $-77199.38   Variance %: -100.00000%   Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx
Field: Stated Maturity Date   Loan Value: xx
Field: Stated Remaining Term Loan Value: 162 Tape Value: 192 Variance: -30 Variance %: -15.62500% Comment: Info updated as per doc. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.

The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62323474	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,199.19	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,195.83	xx	7.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	60	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.912%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09-xx-2018	xx	xx	2.410%	xx	01-xx-2018	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is from xx which was recorded on xx.

There is junior mortgage was originated on xx with the lender xx for the amount of xx recorded on xx.

No active judgments or liens found against the borrower or subject property.
First and second installments of county taxes for the year of xxxx have been due in the amount of $x,xxx.xx on x/xx/xxxx and $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found
According to latest payment history as of x/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the collection and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The loan was modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated x/xx/xxxx, the borrower has impacted by Covid-xx pandemic. The comment dated x/xx/xxxx, Covid-xx deferment processed on x/xx/xxxx in the amount of $x,xxx.xx beginning on x/xx/xxxx for x months. As per the comment dated x/xx/xxxx, the reason for default is excessive obligation. No further details have been found regarding Covid-xx. As per the comment dated x/xx/xxxx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/x/xxxx between the borrower xx and lender xx. As per the modified terms, the new principal balance is $xxx,xxx.xx and the deferred principal balance is $xx,xxx.xx. The borrower has promised to pay the in the amount of $x,xxx.xx with the interest rate of x.xx% beginning on x/x/xxxx till maturity date of xx/x/xxxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 405 |-xx-xx-45 |-xx-| -11.11111% Comment: Amortization term months (CE, S&P) is 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is no   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $11312.68   Tape Value: $12747.79   Variance: $-1435.11   Variance %: -11.25771%   Comment: deferred principal (Modification) per payment history is $11,312.68   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2018   Tape Value: 3/xx/2018   Variance: 8 (Days)   Variance %:    Comment: Doc date of last mofication is 3/xx/2018   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is yes   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan documentation type is full documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 406   Variance: -46   Variance %: -11.33004%   Comment: Loan original maturity term months is 360   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000444444444   Tape Value: 332132165443322232222221   Variance:    Variance %:    Comment: Payment history string is 32131131234444MMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444000000000000000   Tape Value: 122222232323344561221233   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMM44443213113123   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 41.912% Tape Value: 4992.300% Variance: -4950.388% Variance %: -4950.38800% Comment: Post-Close DTI per 1003 is 41.912% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL The loan data is 12Months, the comparison data is 0Months and the variance is  12Months"
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62502537	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$771.12	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.490%	255	255	xx	xx	xx	HELOC	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2016	xx	Not Applicable	2.850%	xx	12/xx/2016	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment of mortgage is currently with the xx
There are three active civil judgments against the borrower in the total amount of $xx which was recorded on multiple dates in favor of multiple plaintiffs.
Annual County tax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Loan Modification agreement was made between borrower and lender on xx The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which began on xx The new modified principal balance is in the amount of xx and the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which began on xx/x/xxxx. The new modified principal balance is in the amount of $xx,xxx.xx and the interest bearing amount is $xx,xxx.xx. The new maturity date is xx/x/xxxx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Report Good Faith Estimate HUD-1 Closing Statement	xx
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is NA.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation Type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active? is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100111122222222222222   Tape Value: 000000003332332332222109   Variance:    Variance %:    Comment: Payment History String is 00000000123332332332201.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222222222222221111001000   Tape Value: 901222233333233300000000   Variance:    Variance %:    Comment: Payment History String Reversed is 102223323323332100000000.   Tape Source: Initial   Tape Type:
xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to the appraisal report located at (xx.pdf) dated 8/xx/2011, the subject property type is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. The latest tax assessor report also shows that there is separate tax assessment for land and improvements. The VIN# is not available in the legal description of subject mortgage. Therefore, we are unable to verify whether the subject property has been attached to the land or not."	* Missing Borrower Billing Rights (RESPA) (Lvl 3) "Billing Rights is missing from the loan file."
* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC Disclosure and booklets are missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA Right of Rescission Test is failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "CompliancEase TILA Test Failed due to TILA Right of Rescission Test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 2)     "Final HUD-1 is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	No Result	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62575250	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,002.39	12/xx/2023	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/xx/2017	xx	Not Applicable	4.250%	xx	09/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx

The last assignment is from xx xx

There are x civil judgments in the favor of xx.There is multiple civil judgments in the favor of xx agency in the amount of $xx.There are multiple judgments 1st is in the  favor of xx. in the amount of $xx, 2nd is in the favor xx in the amount of $xx, 3rd is in the amount of $xx in the favor of State of New xx, 4th is in the favor of xx. in  the amount of $xx, 4th is in the favor of xx , in the amount of $xx .4th is in the favor of xx in the amount of $xx , 4th is in the favor of xx in the amount of $xx

xxxx-xxxx 1st and 2nd installments have been paid on x/xx/xxxx and x/xx/xxxx in the amount of $x,xxx.xx and $x,xxx.xx.

According to the payment history as of x/xx/xxxx. The last payment received date was unavailable the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $ $x,xxx.xx and PITI is in the amount of $ $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in collection. The reason default is unable to determine.
According to the payment history as of x/xx/xxxx. The last payment received date was unavailable the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $ $x,xxx.xx and PITI is in the amount of $ $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The current property occupancy and condition are unable to be de. No information has been found related damage or repairs.
As per comments dated x/xx/xxxx, the borrower states that both husband and wife are waiting for their works to reopen and their FB under Covid-xx is completed.
As per updated title report, the foreclosure was initiated in xxxx and the discontinuance for that was also filed.

Foreclosure Comments:The foreclosure was initiated. The file was referred to attorney and the complaint was filed on x/xx/xxxx.  No further information has been found.
Bankruptcy Comments:According to the PACER, the borrower  xx
The schedule D of the voluntary petition shows the secured claim in the amount of xxso the unsecured amount is $xxxx.xx.
There are no comments reporting the cram down.	The modification agreement was made on x/x/xxxx between the borrower and lender. As per mod the modified UPB is in the amount of $xxx,xxx.xx and the borrower promises to pay the P&I in the amount of $x,xxx.xx with the interest rate of x.xx% starting from x/x/xxxx. The new maturity date is x/x/xxxx. This modification does not contain balloon provision.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Doc Date of Last Modification Loan Value: 9/xx/2017 Tape Value: 8/xx/2017 |-xx-| 31 (Days) |-xx-| Comment: Modifcation is missing. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $342307.00   Tape Value: $340543.00   Variance: $1764.00   Variance %: 0.51799%   Comment: Original Balance is $342,307.00.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011100323233433222111101   Tape Value: CCCCCCCC3CC3C3CCCC333C69   Variance:    Variance %:    Comment: Payment History stirng Reversed is 000010101010100012; tape reflects 96C333CCCCCC333CCCCC.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 101111222334332323001110 Tape Value: 96C333CCCC3C3CC3CCCCCCCC Variance: Variance %: Comment: Payment History stirng Reversed is 000010101010100012; tape reflects 96C333CCCCCC333CCCCC. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated Hud-1 and Itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "There is a lost note affidavit located at " Nelson -LNA, Note, Allonge, Mortgage, AOMS, and Loan Modification Pg# 1" along with the copy of original note."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62653279	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$14,723.76	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	756	748	37.460%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	xx	4.000%	xx	01-xx-2019	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx.
The chain of assignment has been completed as currently the assignment is with MERS as nominee for xx.
No active judgments or liens have been found pending.
Property Tax Status;
x) Annual county taxes for the year of xxxx have been paid in the amount of xx.
No prior year delinquent taxes have been found pending.

Update:
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

Review of payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently x months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of xx The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.

Update:
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently x months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
The modification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx.
The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $x,xxx.xx till the maturity date of xx/xx/xxxx.
The amount of $x,xxx.xx has been deferred from the new unpaid principal balance which will be paid at the maturity date of xx/xx/xxxx. Hence, the remaining amount of xx will be the interest bearing amount.
According to the final application located at xx borrower x is self-employed and working with xx, Co-borrower is working with xx.
Foreclosure was not initiated in the loan. xx
The borrower had not filed bankruptcy yet.
Collection comment dated xx/xx/xxxx shows the reason for borrower's default is Covid-xx impact. Comment dated xx/xx/xxxx shows that the Covid forbearance plan was extended till xx/xx/xxxx.
The subject property is occupied by owner. No visible damages or repairs have been observed on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx.
The borrower promises to pay the new unpaid principal balance of xx starting from the first payment date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $x,xxx.xx till the maturity date of xx/xx/xxxx.
The amount of $x,xxx.xx has been deferred from the new unpaid principal balance which will be paid at the maturity date of xx/xx/xxxx. Hence, the remaining amount of xx will be the interest bearing amount.
Missing DU/GUS/AUS Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 498 |-xx-xx-138 |-xx-| -27.71084% Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2019   Tape Value: 10/xx/2017   Variance: 548 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: 4/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 2/xx/2020   Variance: 1406 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 460   Variance: -100   Variance %: -21.73913%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.25000%   Tape Value: 4.00000%   Variance: 0.25000%   Variance %: 0.25000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333210000000000011111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 111110000000000012333333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The executed copy of Intent to proceed disclosure is missing from the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is "Moderate" since this loan failed the TILA finance charge test. The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
* Missing Required Disclosures (Lvl 2)     "TheFraud Guard Report is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62666164	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$14,549.07	12/xx/2023	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2013 12:00:00 AM	xx	Not Applicable	6.000%	xx	01-xx-2013	Financial Hardship	Review of the updated title report dated xx hows that the subject mortgage was originated on xx which was recorded on xx. The chain of assignment is incomplete as the assignment of mortgage is currently with the “xx” instead of xx. There is an active state tax lien against the xx in the amount of xxwhich was recorded on xx. There is an active IRS lien against the xx in the amount of xx which was recorded on xx in favor of xx-IRS. 1st installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx. 2nd installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx. 1st installment of School tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx. 2nd installment of School tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.	Review of the latest xx months payment history shows that the borrower is delinquent for xx months. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower is delinquent for xx months. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
Loan Modification agreement was made between borrower and lender on xx. The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which began on xx. The new modified principle balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx. The reason for modification is financial hardship.
Review of the collection comments states that the foreclosure was initiated on the subject property in xx and complaint was filed on xx. Foreclosure was placed on hold due to borrower has filed bankruptcy under chapter xx case#xx. Borrower was dismissed from bankruptcy on xx and hold was removed. Sale was scheduled forxx but, again file was placed on hold due to borrower has filed new bankruptcy on xx. Currently borrower is in active bankruptcy. No further information has been found regarding the foreclosure in the available servicing comments.
As per comment dated xx/xx/xxxx the foreclosure file was contested. There is no information regarding the reason for contest. Also information has been found whether this contested matter has been resolved or not.
As per comment dated x/xx/xxxx the foreclosure was litigated and denied the contested fees. There is no information regarding the reason for litigation. Also no information has been found whether this litigation matter has been resolved or not.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Update-
The current status of the loan is active bankruptcy.
The reason for the default is not available.
A review of the collection comments states that the foreclosure was initiated on the subject property in xxxx and a complaint was filed on xx. Foreclosure was placed on hold due to the borrower having filed bankruptcy under chapter xx case#xx. The borrower was dismissed from bankruptcy on xx and the hold was removed. The sale was scheduled for xx but again, the file was placed on hold due to the borrower having filed new bankruptcy on xx under case# xx. Currently, the borrower is in active bankruptcy.
The borrower filed bankruptcy under chapter xx case# xx. A POC was filed on xx which shows that the amount of the secured claim is xx and the amount of arrears is xx. Debtor has filed an amended chapter xx plan on xx which states that the debtor is applying for loan modification. Currently, the debtor is in active bankruptcy.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation or contested matters.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments: The foreclosure was initiated on the subject property in xx and complaint was filed on xx. Foreclosure was placed on hold due to borrower has filed bankruptcy under chapter xx case#xx. Borrower was dismissed from bankruptcy on xx and hold was removed. Sale was scheduled forxx but, again file was placed on hold due to borrower has filed new bankruptcy on xx. Currently borrower is in active bankruptcy. No further information has been found regarding the foreclosure in the available servicing comments.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter xx case# xx. POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is $xxx,xxx.xx. Debtor has filed amended chapter xx plan on xx which states that the debtor is applying for loan modification. Currently debtor is in active bankruptcy.	Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which began on xx. The new modified principle balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: xx Comment: Case Number is xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: currently in foreclosure? is yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx Tape Type:
Field: Payment History String   Loan Value: 000000000000000000044444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment History String is 44444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444440000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment History String Reversed is 44444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Cash Out - Other Variance: Variance %: Comment: Purpose of refinance per application is lower rate term. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan file. Also the estimated HUD-1, or and Fee itemization are not available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal Report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62705514	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,723.45	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.400%	360	480	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	570	Not Applicable	35.523%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	xx	2.000%	xx	01-xx-2011	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx for the amount of xx which was recorded on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx which was recorded on xx/xx/xxxx. However, the correct assignment should be with the “xx”.
No active liens and judgments have been found.
First and second county installments taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xx for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for xxxx/xxxx was paid in the amount of $x,xxx.xx.
The second installment of county taxes for xxxx/xxxx is due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

The modification agreement was made on xx between the borrower “xx” and the lender “xx”. As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $x,xxx.xx and an interest rate of x.xxx% beginning on xx until the maturity date of xx.

According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx and the deferred balance is $xxx,xxx.xx.
Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The modification agreement was made on xx between the borrower “xx” and the lender “xx”. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower agreed to pay the P&I of $x,xxx.xx and an interest rate of x.xxx% beginning on xx until the maturity date of xx.
The foreclosure was initiated in xx and the file was referred to an attorney on xx. The foreclosure sale was scheduled on xx. However, the foreclosure was put on hold due to loss mitigation.
The borrower did not file bankruptcy yet.
As per the comment dated xx/xx/xxxx, the reason for default is curtailment of income. No further details have been found regarding covid-xx.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xx and the file was referred to an attorney on xx. The foreclosure sale was scheduled on xx. However, the foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The loan was modified on xx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The deferred principal balance is $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx and the interest rate of x.xx% beginning on xx. The loan was modified in x steps. The new maturity date is xx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 535 |-xx-xx-55 |-xx-| -10.28037% Comment: Amortizarion terms are 480 months. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the comment dated 07/xx/2020, the reason for default is curtailment of income.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: This is step modification.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 535   Variance: -175   Variance %: -32.71028%   Comment: The Loan original maturity terms are 360 months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Type:
Field: Payment History String   Loan Value: 000000000000044444444444   Tape Value: 221111000099999999998765   Variance:    Variance %:    Comment: Payment hisotry string is 222111000000123444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444440000000000000   Tape Value: 567899999999990000111122   Variance:    Variance %:    Comment: Payment history string reversed is 4444444444432100001112222.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 35.442%   Tape Value: 4200.000%   Variance: -4164.558%   Variance %: -4164.55800%   Comment: Post-close DTI per 1003 shows the 35.442%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is Limited cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction per HUD-1 is Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. xx Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13.xx to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined in the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date is 12/xx/2006 which is different from note date 11/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62811846	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,138.98	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.078%	480	480	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	24.093%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	2.000%	xx	01-xx-2017	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage xx.

The chain of assignment has been completed; currently the assignment is with xx.
No active judgments or liens have been found against the borrower.
1st and 2nd county taxes for the year of xxxx-xxxx are due on xx/xx/xxxx and xx/xx/xxxx in the combined amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx The UPB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:As per comment history, the loan is in Bankruptcy- Delinquent.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx The UPB reflected as per the payment history tape data is in the amount of xx.
As per collection comment history and updated title report, the foreclosure was initiated and Lis pendens notice filed on xx and recorded on xx. As per updated title report the notice of sale filed on xx. However, that foreclosure was put on hold due to borrower filed bankruptcy on xx under chapter xx with xx. As per comment dated xx/xx/xxxx, the foreclosure sale postponed from xx. No further details have been found.
As per comment dated xx/xx/xxxx, the reason for default is unemployment.
No damage and repairs have been found in the latest servicing comments.

The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

//update-
As per comment dated x/xx/xxxx, the MFR filed on x/xx/xxxx and hearing set for x/xx/xxxx.
Foreclosure Comments:As per collection comment history and updated title report, the foreclosure was initiated and Lis pendens notice filed on xx and recorded on xx,as per the notice of sale the foreclosure sale was schedule on xx/xx/xxxx. However, that foreclosure was put on hold due to borrower filed bankruptcy on xx/xx/xxxx under chapter xx withxx As per comment dated xx/xx/xxxx, the foreclosure sale postponed on xx/xx/xxxx. No further details have been found.
Bankruptcy Comments:According to the xx, brrower Albert Turner had filed bankruptcy under Chapter-xx with the xx The POC was filed on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is $xx,xxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx,herefore, the unsecured portion is xx.	The loan modification agreement was made between borrower and servicer on xx/xx/xxxx with the new modified unpaid principal balance xx. The interest bearing amount was xx with step rate starting interest rate was x.xx% and the modified P&I was $x,xxx.xx beginning on xx/xx/xxxx. The step rate was in x steps ending at rate x.xx% and P&I will be $x,xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx. The deferred balance is $xx,xxx.xx. There is no principal forgiven amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 616 |-xx-xx-136 |-xx-| -22.07792% Comment: As per modification agreement, loan original maturity terms are 480 months. However, the tape data reflects 616 months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per note, there is no balloon payment.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: As per comment history, the Current Legal Status is Bankruptcy-Delinquent.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was put on hold due to borrower filed bankruptcy on 02/xx/2020 under chapter 13 with Case#20-30184.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: LTV is lower 80.00%. Hence, the require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 2/xx/2007   Tape Value: 6/xx/2017   Variance: -3773 (Days)   Variance %:    Comment: As per Note, the First Pay Change Date is 2/xx/2007   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 2/xx/2006   Tape Value: 6/xx/2017   Variance: -4138 (Days)   Variance %:    Comment: As per Note, the First Rate Change Date is 2/xx/2006   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, the loan amortization type is Step. However, the tape data reflects fixed type.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 480   Tape Value: 616   Variance: -136   Variance %: -22.07792%   Comment: As per modification agreement, loan original maturity terms are 480 months. However, the tape data reflects 616 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Note, the loan type is Neg. Amortized.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: 3/xx/2021   Tape Value: 6/xx/2022   Variance: -457 (Days)   Variance %:    Comment: As per Note, the Next Pay Change Date is 3/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.07800%   Tape Value: 2.00000%   Variance: 5.07800%   Variance %: 5.07800%   Comment: As per Note, the Original Stated Rate is 7.078%   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 9/xx/2019   Tape Value: 8/xx/2019   Variance: 35 (Days)   Variance %:    Comment: As per updated title report, the S&C Filing Date is 9/xx/2019   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1285.88 Variance: $-1285.88 Variance %: -100.00000% Comment: Suspense Balance per Payment History is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per note date is xx and HUD-1 settlement date is xx. However, the settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62920291	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,604.34	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	480	486	62.360%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/xx/2012	xx	Not Applicable	2.000%	xx	09/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. The last assignment is with xx
There is one judgment against the borrower, xx
There is one UCC lien against the subject property in the favor of xx
Second installment of county taxes for the year of xxxx is due in the amount of $xxxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is in collection and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. The loan was modified on xx According modified terms, the new principal is xx Borrower promises to pay P&I in the amount of $x,xxx.xx with the modified step interest rate of x.xx% that began from xx The stated maturity date is xx No foreclosure activity has been found. The borrower, "xx" had filed bankruptcy under xx.According to voluntary petition schedule D, the value of collateral is xx and the secured claim amount is xx The case was discharged on xx and was terminated on xx
According to comment dated xx the borrower was in an active plan related COVID-xx. No further details have been found in the collection comment. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed bankruptcy under xx
According to voluntary petition schedule D, the value of collateral is xx and the secured claim amount is xx
The case was discharged on xx and was terminated on xx	This modification agreement was made between the borrower, "xx" and the lender, "xx" on xx/xx/xxxx. According modified terms, the new principal is $xxx,xxx.xx. Borrower promises to pay P&I in the amount of $x,xxx.xx with the modified step interest rate of x.xx% that began from xx/xx/xxxx. The stated maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 390 |-xx-xx-30 |-xx-| -7.69230% Comment: Term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower, "Paul Garcia and Alicia Garcia" had filed bankruptcy under chapter 7 with the case#13-10598 on 3/xx/2013   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2956.60   Variance: $-2956.60   Variance %: -100.00000%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 5/xx/2020   Variance: 1321 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 286   Variance: 74   Variance %: 25.87412%   Comment: Term months are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000003234   Tape Value: 333333321111100000000000   Variance:    Variance %:    Comment: Payment history string is 44123443mmmmmmmmmmmmmm   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 432300000000000000000000   Tape Value: 000000000101111123333333   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmmmmmmmm34412344.   Tape Source: Initial   Tape Type:
xx
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. An appraisal report is missing from the loan file. According to seller tape data and tax document, the subject property type is manufactured home. Tax document attached with the updated title shows separate assessment for land and xxlding.
However, the Affidavit of Affixation is not available in the loan file. The Alta-7 endorsement for manufactured home does not attached with final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, it is unable to determine whether the home has been attached to the permanent foundation."	* Credit Score for borrower is less than 500 (Lvl 2) "Credit score for borrower is less than 500."
* DTI > 60% (Lvl 2)     "According to final loan application, the total monthly income of the borrower is $5024.25 and the expenses are $3133.13. Hence, DTI exceeds 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The subject mortgage was originated on 1/xx/2004. However, according to ROR, the transaction date is 01/xx/2004."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The subject mortgage was originated on 1/xx/2004. However, according to final HUD-1, the settlement date is 01/xx/2004."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62952698	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,656.32	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	495	497	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/xx/2016	xx	Not Applicable	5.500%	xx	09/xx/2016	Financial Hardship	The Updated title report dated x/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xx (borrower) and (lender) xx, in the amount of $xx. The subject mortgage was recorded on xx/xx/xxxx with the instrument # xx. The chain of the assignment has been completed. The current assignment is with xx Trustee for xx.
 There is an UCC lien against the borrower in the favor of xx, which was recorded on x/xx/xxxx. The annual installments of combined taxes for the year of xxxx have been paid in the amount $x,xxx.xx. The annual installments of combined taxes for the year of xxxx are due in the amount of $x,xxx.xx.
The current ownership of the subject property is vested in the name xx (borrowers).
According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x month. The last payment was received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy.
xx
The comments history dated x/xx/xxxx states that, borrower is impacted by covid xx. According to comment history dated x/xx/xxxx, the forbearance plan was requested.
As per comments dated x/xx/xxxx, reason for default is curtailed income.
Information regarding foreclosure is not available in latest servicing comments.
As per comments dated x/xx/xxxx, subject property is owner occupied. No evidence of damage or repair to the property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the xx and the arrearage amount is $x,xxx.xx. Plan was confirmed on xx/xx/xxxx. The debtor shall pay the trustee $xxx.xx for xx months under chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $x.xx. There is no comment indicating a cram down.	The modification agreement was done on x/x/xxxx, between the (borrower) xx and the (lender) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xx,xxx.xx out of which, the borrower promises to pay the interest bearing amount of $xx,xxx.xx at the interest rate of x.x% with the modified P&I of $xxx.xx.
The first payment date was due on x/x/xxxx and the new maturity date is x/x/xxxx.
There is no deferred balance has been stated.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 597 |-xx-xx-237 |-xx-| -39.69849% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is NO.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 597   Variance: -237   Variance %: -39.69849%   Comment: Loan original MAturity term months are 360.   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 222100032111111111111111   Variance:    Variance %:    Comment: PH string is 20000123MMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 111111111111111230021222   Variance:    Variance %:    Comment: PH string is MMMMMMMMMMMMMMMM32100002.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 62.018% Tape Value: 3253.000% Variance: -3190.982% Variance %: -3190.98200% Comment: DTI per 1003 is 62.018%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test."
* Credit Score for borrower is less than 500 (Lvl 2)     "Credit score for borrower is less than 500."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63091734	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,159.11	12/xx/2023	Not Applicable	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.475%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.550%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/xx/2020	xx	Not Applicable	2.500%	xx	08/xx/2020	Financial Hardship	x. According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. Subject Mortgage is on first lien position. As there is one junior mortgage on the subject property in the amount of xx	As per payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:Currently the loan is in performing. As per payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The loan was modified with an effective date of xx and a new principal balance is xx to the step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx with a new maturity date of xx The rate changes in x steps ending at x.xx%.No comments have been found regarding foreclosure. No bankruptcy has been filed. As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.
Foreclosure Comments:As per the comment dated xx the foreclosure was started. The loan was modified with an effective date of xx However, the foreclosure was placed on hold.
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of x/xx/xxxx and a new principal balance is $xxx,xxx.xx to the step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. The rate changes in x steps ending at x.xx%.	Credit Report Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender require MI is N/A.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. amort potential is N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000999999999   Variance:    Variance %:    Comment: Payment history sring is 000MMMMMMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999909000   Variance:    Variance %:    Comment: Payment history sring is MMMMMMMMMMMMMMMMMMMMM000.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value: 3/xx/2010   Variance:    Variance %:    Comment: Referral date is N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2060 Tape Value: 11/xx/2035 Variance: 9009 (Days) Variance %: Comment: Maturity date is 07/xx/2060. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63138600	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	480	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	3.514%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

 The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx.

  There is one civil judgment against the borrower xx. However, the property address on the lien document is different from the subject property address.
There are two state tax liens against the borrower xx. The liens in the favor of xx. However, the property address on the lien document is different from the subject property address.

The combined 1st and 2nd installment taxes for the year xxxx have been paid on xx/xx/xxxx and xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was details are unable to determine, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx. The borrower accepted trial payment plan was effective from xx/xx/xxxx to xx/xx/xxxx. The TPP plan was completed and the modification agreement was made effective on xx. However, as per payment history the recent payments of xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx are made as per prior modification agreement which was made on xx/xx/xxxx.	Collections Comments:As per the review of collection comments, the current status of the loan is in performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was detail is unable to determine, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx. The reason for default is unable to be determined. As per the review of collection comments, the foreclosure was initiated. The file was referred to attorney on xx. The copy of lis pendens was available in updated title report at xx. However, the collection comment dated xx/xx/xxxx states the foreclosure actions were placed on hold for loss mitigation review. The loan was modified on xx. The executed copy of modification agreement is located at xx. However, the recent payments of xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx are made as per prior modification agreement which was made on xx/xx/xxxx. There is no evidence for the recent modification was denied. No evidences have been found regarding the borrower’s income impacted by Covid-xx. The collection comment dated xx/xx/xxxx states the subject property is owner-occupied. There are no comments found related to the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. The motion for relief from stay has been filed on xx. The debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months under the chapter xx plan. The Proof of Claim filed on xx. The debtor was discharged on xx. The last filing date is xx.	The loan modification agreement was made between xx with the new modified unpaid principal balance is $xxx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with interest rate x.xxx% and the modified P&I was $xxx.xx. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 640 |-xx-xx-160 |-xx-| -25.00000% Comment: As per Note, loan original maturity terms are 360 months. However, the tape data reflects 636 months. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per PACER, the bankruptcy (Post-Loan Origination) is Yes however the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, the loan amortization type is Step. However, the tape data reflects fixed type.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Final loan application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 636   Variance: -276   Variance %: -43.39622%   Comment: As per Note, loan original maturity terms are 360 months. However, the tape data reflects 636 months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000887765432100000003   Variance:    Variance %:    Comment: As per payment history, the payment history string is 000010MMMMMMMMM4400000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 300000001434567788000000   Variance:    Variance %:    Comment: As per payment history, the payment history reversed string is 000000044MMMMMMMMM010000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: 4200.600% Variance: Variance %: Comment: Final loan application is missing from the loan file. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is located at xx which is not executed by the borrower xx."	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data : $360,072.62   Comparison Data : $360,181.00  Variance : -$108.38  TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data : $360,072.62   Comparison Data : $360,181.00  Variance : -$108.38"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $360,181.00. The disclosed finance charge of $360,072.62 is not considered accurate because it is understated by more than $100.  This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $360,181.00. The disclosed finance charge of $360,072.62 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63520274	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,407.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	544	Not Applicable	46.857%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The assignment is with “xx”.
There is a junior mortgage against the subject property originated on xx in the amount of $xx in the favor of xx which was recorded on xx.
Combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
According to the updated title report dated x/xx/xxxx, first installment of utilities charges for the year of xxxx is delinquent in the amount of $xx which was due on xx/xx/xxxx. These taxes are good through till xx/xx/xxxx.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
There is a junior mortgage that was originated on xx  and recorded on xxwith the lender “xx” for the amount of $xx
The first and second installments of town taxes for xxxx are due in the amount of $x,xxx.xx.
The fourth installment of town taxes for xxxx was paid in the amount of $xxx.xx.
The annual utilities taxes for xxxx are delinquent in the amount of $xxx.xx till good through dated x/xx/xxxx.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xxxxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing. According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx. The loan has not been modified since the origination. No foreclosure/bankruptcy activity has been found.
According to comment dated xx/xx/xxxx, the borrower has been impacted by Pandemic. According to comment dated xx/xx/xxxx, the three months trial plan has been offered to the borrower for the total amount of $xxxx.xx which will end on xx/xx/xxxx. No further comment regarding COVID-xx has been found in the collection comment.
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Escrow Balance per Payment History Loan Value:xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 000000000000001100000000   Variance:    Variance %:    Comment: Payment history string is 000000000000000110000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001000   Tape Value: 000000001000000000000000   Variance:    Variance %:    Comment: Reversed payment history string is 000000000000000110000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxTape Value: xx  Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xxTape Value: xx Variance: xx% Comment: UPB per payment history is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63548440	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$9,424.53	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	784	Not Applicable	46.762%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the lender "xx" for the amount of xx which was recorded on xx
No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of xxxx have been paid in the amount of xx on xx
No prior year delinquent taxes have been found.

Updated comment:
As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of “xx.”
No active judgments or liens were found.
The annual county taxes for the year xxxx have been paid in the amount of xx on xx
The annual city taxes for the year xxxx have been paid in the amount of xx on xx
The annual school taxes for the year xxxx have been paid in the amount of xx on xx
No prior year’s delinquent taxes have been found.

According to latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. As per the tape, the unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xx,xxx.xx.
Collections Comments:The loan is currently in the performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. As per the tape, the unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The loan was not modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and reason for default is unable to determine. No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file. Currently the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 36.292% Tape Value: 46.760% Variance: -10.468% Variance %: -10.46800% Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets Verification (Lvl 3) "The EMD of $3,300.00 is not verified from any source."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the TILA finance charge test. The finance charge is $169,209.13. The disclosed finance charge of $169,013.13 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test. The finance charge is $169,209.13. The disclosed finance charge of $169,013.13 is not considered accurate because it is understated by more than $100."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing the alert that the borrower was on leave and quit a day before returning.
The WVOE to document confirmed that borrower was on maternity leave. A LOX from borrower (Locator#xx) explained that the borrower would be on leave through xx & intended to return to work  on xx However, Freddie Mac confirmed (Locator# xx) through re-verification of employment from xx that the borrower resigned on xx. Thus, the borrower didn’t return to work after her leave & her income cannot be used to qualify."
* Missing Required State Disclosures (Lvl 3)     "The property is located in state of xx The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "1. The borrower employment status was falsely represented. The final 1003 indicates that the borrower was employed for 1.17 years as xx.
The WVOE to document confirmed that borrower was on maternity leave. A LOX from borrower (Locator# xx) explained that the borrower would be on leave through xx & intended to return to work  on xx However, Freddie Mac confirmed (Locator# xx) through re-verification of employment from xx that the borrower resigned on xx Thus, the borrower didn’t return to work after her leave & her income cannot be used to qualify.

2. The borrower’s LOX in the loan file (Locator# xx) states that the borrower intended to relocate to Frisco, Texas in next 12 months and looking for a new job. The stability of the borrower’s income hasn’t been demonstrated.

SOL expired. Downgraded to LVL 2."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The DTI is exceeded the threshold since the borrower's income is $0.00 which is less than the her expenses ($2,643.94). The loan was underwritten by AUS/DU (Locator #xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 46.76%.

The WVOE to document confirmed that borrower was on maternity leave. A LOX from borrower explained that the borrower would be on leave through xx & intended to return to work  on xx However, Freddie Mac confirmed (Locator# xx) through re-verification of employment from xx that the borrower resigned on xx Thus, the borrower didn’t return to work after her leave & her income cannot be used to qualify.

																																																																																																								SOL expired. Downgraded to LVL 2."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63568270	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,886.07	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.932%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2012 12:00:00 AM	xx	Not Applicable	3.750%	xx	01-xx-2013	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
1st installment of combined tax for the year xxxx has been paid in the amount of $xxx.xx on x/xx/xxxx.
2nd installment of combined tax for the year xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The loan was modified on xx/xx/xxxx.
The reason for default is unavailable.
No latest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx. The modified principal balance is $xxx,xxx.xx. Borrower promises to pay monthly P&I in the amount of $xxx.xx and interest rate of x.xxx % beginning from x/x/xxxx till the maturity date is x/x/xxxx. The interest bearing amount is $xxx,xxx.xx. The loan was modified once.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Original Standard LTV (OLTV) Loan Value:xx
Field: Payment History String   Loan Value: 000100003211100000000000   Tape Value: 001212110000000111111110   Variance:    Variance %:    Comment: Payment history string is 001121210MMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000001112300001000   Tape Value: 011111111000000011212100   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMM012121100.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer document is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63599373	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,519.80	11/xx/2023	xx	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	63.600%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05-xx-2019	xx	xx	5.750%	xx	01-xx-2019	Financial Hardship	As per the updated title received on x/xx/xxxx the subject mortgage was originated on xx with xx. which was recorded on xx in the amount of x.
The chain of assignment has not been complete currently the assignment is with xx which was recorded on xx. It should be with “xx”.
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.

The second, third and fourth installments combined taxes for the year of xxxx have been due in the total amount of $xxxx.xx.
The first installment combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No prior delinquency was found.

As per the review of the payment history as of x/xx/xxxx, the borrower is regular with his payment and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection. The borrower is regular with his payment and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.
No bankruptcy has been filed.
The loan was modified on xx.
No Comments regarding the reason for default. The foreclosure was initiated in this loan in xx and the complaint was filed with case#xx onxx. The second Lis pendens was filed with case#xx on xx. The third Lis Pendens was filed with case#xx. However, as per the collection comment dated x/xx/xxxx the foreclosure was put on hold due to contested/Litigation matter, the borrower filed answer with Affirmative Defenses to complaint and counter claim post sale. Further proceedings regarding the contested are not mentioned in the available collection comments. Foreclosure was put on hold due to the loss mitigation efforts. The loan was modified in xx.The borrower is now current with the loan.
The collection comment does not reflect the subject property type and the property condition.

Foreclosure Comments:The foreclosure was initiated in this loan in xx and the complaint was filed with case#xx onxx. The second Lis pendens was filed with case#xx on xx. The third Lis Pendens was filed with case#xx. However, as per the collection comment dated x/xx/xxxx the foreclosure was put on hold due to contested/Litigation matter, the borrower filed answer with Affirmative Defenses to complaint and counter claim post sale. Further proceedings regarding the contested are not mentioned in the available collection comments. Foreclosure was put on hold due to the loss mitigation efforts.
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower “xx” and lender “xx” on effective date of xx with the new modified principal balance of $xxx,xxx.xx out of which the amount of $xx,xxx.xx has been deferred, hence the interest-bearing amount is $xxx,xxx.xx. The borrower promise to pay P&I in the amount of $x,xxx.xx with an interest rate of x.xxx % beginning on xx with a new maturity date of xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 501 |-xx-xx-141 |-xx-| -28.14371% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated in this loan in xx and the complaint was filed with case#xx on xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 501   Variance: -141   Variance %: -28.14371%   Comment: Loan original Maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000009999999999999999   Variance:    Variance %:    Comment: Payment history string is 000000000444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999999900000000   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 67.591% Tape Value: 3970.000% Variance: -3902.409% Variance %: -3902.40900% Comment: As per the Final application the DTI is 67.591%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees".

Fees Included
Loan Origination Fee $5,310.00
Yield Spread Premium (Indirect / POC) $11,405.88
Application Fee $495.00
Underwriting Fee $585.00"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test."
* DTI > 60% (Lvl 2)     "As per the 1003 application report, the total monthly income is $5,766.66 and the total monthly expenses are $3,612.62  However, DTI is greater than 60%."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
 2. NY Interest Rate Disclosure
 3. NY Hazard Insurance   Disclosure
 4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
 7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
 10. xx Affidavit
11. New York Real Property Escrow Account Disclosure
12xx Loan Counseling Disclosure
 13.xx Disclosure
14. xx Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63631707	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$310.12	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.470%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	xx	2.500%	xx	01-xx-2018	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and which was recorded on xx in the amount of xx with xx
The chain of assignment has not been completed. Currently, the assignment is with xx It should be with xx
There are three active judgments (Hospital, Medical or Attorney Lien) against the borrower xx in the amount of xx in the favor of xx
There is an active judgment (Credit Card Judgment (or
Consumer Debt)) against the borrower xx in the amount of xx in the favor of xx which was recorded on xx
There is an active judgment pending judgment (Credit Card
Judgment (or Consumer Debt)) against the borrower xx in the favor of xx which was recorded on xx
Annual combined taxes for the year of xxxx have been paid in the amount of xx
No prior delinquent taxes have been found.

//Update-
As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of “xx”, which was recorded on xx under xx. The combined taxes have been paid in the amount of xx on xx There are multiple judgments against the borrower in the total amount of xx with different recording details.No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx.
//Update-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx with interest rate is x.xxx%. The current UPB reflected as per tape data is $xx,xxx.xx.

Collections Comments:The loan is currently in collections.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is curtailment of income.
As per the comment dated xx/xx/xxxx, the subject property is owner-occupied. NO latest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the comment dated x/xx/xxxx, the borrower is unable to make mortgage payments due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on x/x/xxxx between the borrower xx and lender xx
The new principal balance is in the amount of $xxx,xxx.xx and the borrower promise to pay the new P&I $xxx.xx with the interest rate steps up in x steps beginning with x.xx% and ending at x.xx%. The modification first payment was due on x/x/xxxx. The maturity date is x/x/xxxx. The interest bearing amount is $xx,xxx.xx and deferred balance in the amount of $xx,xxx.xx. The balloon payment is due on maturity date in the amount of $xx,xxx.xx. Previously the loan was modified in the year of xxxx and xxxx.
Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Collections, 60-119 Days Tape Value: Payment Plan |-xx-| |-xx-| Comment: As per the review of loan documents and servicing comments the current legal status is Collections. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $12082.36   Tape Value: $13002.19   Variance: $-919.83   Variance %: -7.07442%   Comment: As per the modification agreement the deferred balance in the amount of $12,082.36.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/xx/2018   Tape Value: 2/xx/2018   Variance: -27 (Days)   Variance %:    Comment: As per the modification agreement document date of last modification is 2/xx/2018.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 3/xx/2018   Tape Value: 3/xx/2021   Variance: -1096 (Days)   Variance %:    Comment: As per the modification agreement Mod Step date 1 3/xx/2021.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.500%   Tape Value: 3.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the modification agreement Mod Step Rate 1 is 2.50%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 3/xx/2021   Tape Value: 3/xx/2022   Variance: -365 (Days)   Variance %:    Comment: As per the modification agreement Mod step 2 date is 3/xx/2021.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.500%   Tape Value: 4.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the modification agreement Mod Step Rate 2 is 3.50%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 3/xx/2022   Tape Value: 3/xx/2023   Variance: -365 (Days)   Variance %:    Comment: As per the modification agreement Mod Step date 3 is 3/xx/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.500%   Tape Value: 5.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the modification agreement Mod Step Rate 3 is 4.50%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 3/xx/2023   Tape Value: 3/xx/2024   Variance: -366 (Days)   Variance %:    Comment: As per the modification agreement Mod Step date 1 is 3/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 5.500%   Tape Value: 6.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the modification agreement Mod Step Rate 4 is 5.50%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 3/xx/2024   Tape Value: 3/xx/2025   Variance: -365 (Days)   Variance %:    Comment: As per the modification agreement Mod Step date 1 is 3/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 6.500%   Tape Value: 7.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the modification agreement Mod Step Rate 5 is 6.50%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report appraised value is $118,000.00.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx  Comment: As per the note original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report appraised value is xx and the loan amount is xx hence the original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.47000%   Tape Value: 5.00000%   Variance: 4.47000%   Variance %: 4.47000%   Comment: As per the note original stated rate 9.47%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: purchase   Variance:    Variance %:    Comment: Purpose of transaction as per HUD-1 is Cash-out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: Purpose of loan as per the application is Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 8/xx/2054   Tape Value: 9/xx/2054   Variance: -31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																																				Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: As per the appraisal report the subject property type is Manufactured Housing. Tape Source: Initial Tape Type:	3: Curable		* Property is Manufactured Housing (Lvl 3) "As per the appraisal report located at “xx”, shows the type of subject property as a manufactured home and VIN xx manufactured on xx with model as xx As per the Mobile Home Affidavit located at “xx”, the subject property is affixed to permanent foundation. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63660518	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,624.93	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with “xx” with loan amount of xx under instru# xx which was recorded on xx
The chain of assignment is not completed as currently the assignment is with “xx” recorded on xx instead of “xx.”.
There is active senior mortgage against the subject property in the favor of ‘xx, the in amount of xx which was recorded on xx (instrument# xx
There is civil judgment against the borrower in the amount of xx which was recorded on xx in the favor of ‘xx.’
No delinquent taxes have been found.
The combined taxes for xxxx-xxxx (1st installment) have been paid off in the amount of xx
The combined taxes for xxxx-xxxx (2nd installment) are due in the amount of xx

Update:-
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in the amount of xx with the lender, xx which was recorded on xx
There is a prior mortgage against the subject property in the amount of xx with the lender “xx” which was originated on xx and recorded on xx
There is a credit card judgment against the borrower “xx” in the amount of xx which was filed by the plaintiff ” xx” and recorded on xx
The first and second installments of county taxes for the year xxxx are paid in the amount of xx
No prior year’s delinquent taxes have been found.	The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.
Collections Comments:Comments:
xx
xx

The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
No evidences have been found regarding foreclosure filing and bankruptcy case.
As per BPO report dated xx located at “xx” the property had damaged and the nature of damage is exterior Damage roof replaced. The estimated cost of repair is xx However, available comment does not reflect damages/repairs and any insurance claim. Hence, unable to determined that repairs have been done or not.
As per BPO report subject property is occupied by owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Collections Tape Value: Payment Plan |-xx-| |-xx-| Comment: The current legal status is in collections. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1050.71   Variance: $-1050.71   Variance %: -100.00000%   Comment: There is no any deferred balance.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The current legal status is in collections.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: The final Application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2037 Tape Value: 11/xx/2038 Variance: -457 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The loan was originated on xx with loan amount of xx The copy of note is also not available in the loan file. As per seller provided tape data loan is not modified since origination."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State and required disclosures are missing from the loan file.

1. Choice of Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63683448	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,060.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	700	Not Applicable	37.317%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the mortgage is with xx. No active judgments or liens have been found.	The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
According to the PACER, xx had filed bankruptcy under chapter-xx with the case#xx on xx POC was filed on xx in the secured claim amount of xx and an arrearage in the amount of xx The plan was confirmed on xx As per trustees final report dated xx the subject creditor claim principal balance was paid in the amount of xx and arrearage paid in the amount of xx through bankruptcy. This case discharged on xx and terminated on xx
No foreclosure proceedings have been found in the recent xx months.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx had filed bankruptcy under chapter-xx with the case#xx on xx POC was filed on xx in the secured claim amount of xx and an arrearage in the amount of xx The plan was confirmed on xx As per trustees final report dated xx the subject creditor claim principal balance was paid in the amount of xx and arrearage paid in the amount of xx through bankruptcy. This case discharged on xx and terminated on xx	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000004321003222224333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 333422222000123400000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan fie."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan was originated on xx as FHA. Final 1003 and final HUD-1 shows MI fess is $165.04. The required MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan fie."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63723822	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$348.85	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.340%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	27.107%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/xx/2017	xx	xx	4.750%	xx	03/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of assignment has not been completed.

There is an active junior Civil Judgment Lien available in the  against xx.

The combined taxes are paid on xxxx in the amount of $xxx.xx.
No prior delinquent taxes have been found

According to the payment history as of xx/xx/xxxx,the borrower is currently delinquent for xx months. The last payment was receiveed date is x/xx/xxxx.The payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments: As per collection comment the loan is in the active bankruptcy.
 According to the payment history as of xx/xx/xxxx,the borrower is currently delinquent for xx months. The last payment was receiveed date is x/xx/xxxx.The payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of xx.
According to the xx, the borrower xx had filed bankruptcy under chapter- xx with the xx. The plan was confirmed  on xx.The POC was filed on xx, the POC amount is xx and the arrearage amount is $x,xxx.xx.The Schedule-D in Voluntary petition shows that the unsecured amount is $xx,xxx.xx out of secured claim in the amount of $xx,xxx.xx and the value of collateral is xx. No further details have been found
As per  collection comments,  the foreclosure was initiated. As per collection comments, the foreclosure was initiated. The file was referred to attorney. The complaint was filed xx. As per collection comment dated xx/xx/xxxx, the step sale was scheduled on xx. However, the foreclosure was put on hold due to borrower had filed bankruptcy.
Foreclosure Comments:As per  collection comments,  the foreclosure was initiated. As per collection comments, the foreclosure was initiated. The file was referred to attorney. The complaint was filed xx. As per collection comment dated xx/xx/xxxx, the step sale was scheduled on xx/xx/xxxx.However, the foreclosure was put on hold due to borrower had filed bankruptcy.No further details have been found.
Bankruptcy Comments: According to the PACER, the borrower Randall Edward Cookston and Angela NMN Cookston had filed bankruptcy under chapter- xx with the xx.The plan was confirmed on xx/xx/xxxx.The POC was filed on xx, the POC amount is xx and the arrearage amount is $x,xxx.xx.The Schedule-D in Voluntary petition shows that the unsecured amount is $xx,xxx.xx out of secured claim in the amount of $xx,xxx.xx and the value of collateral is xx. No further details have been found	This modification agreement was made between xx and Borrower xx. As per the modified term the new principal balance is xx, interest bearing in the amount of $xx,xxx.xx with deferred balance in the amount of $xx,xxx.xx.The borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx % beginning from x/x/xxxx with a maturity date of x/x/xxxx.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Currently in Foreclosure ? is Yes. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $16442.69   Tape Value: $16621.42   Variance: $-178.73   Variance %: -1.07529%   Comment: Deferred Principle (Modification) Per Payment History is $16,442.69.00   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2017   Tape Value: 3/xx/2017   Variance: -48 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.34000%   Tape Value: 4.75000%   Variance: 6.59000%   Variance %: 6.59000%   Comment: Original Stated Rate is 11.3400%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Other   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $324.18 Variance: $-324.18 Variance %: -100.00000% Comment: Suspense Balance per payment History is $0.00. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed.
According to the appraisal report located at "xx", the subject property type is Manufactured House.
Neither VIN# listed on legal description of subject mortgage nor ALTA 7 endorsement is incorporated with the final title policy.
Affidavit of affixation is missing from the loan file.
The tax certificate attached with the updated title shows seperate assessment for land and xxlding."	* Loan has escrow holdback. No proof it was released (Lvl 3) "There is no proof it was released loan escrow holdback."
* Loan has escrow holdback. No proof it was released (Lvl 3) "There is no proof it was released loan escrow holdback."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to the following factor:
1.This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulations Test Failed due to the following factor:
1.This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is after note date."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63736294	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,217.21	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	585	Not Applicable	38.580%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of assignment has not been provided with the Updated title report. Currently, the mortgage is with original lender “xx
No active liens and judgments have been found against the borrower and property.
The second installment combined taxes of the year xxxx-xxxx have been paid in the amount of xx
The first installment combined taxes of the year xxxx have been paid in the amount of xx
No prior years of delinquent taxes have been paid.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:
The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
At origination the borrower is working at xx as a xx from xx years. xx months of reserves.
The loan has not been modified since origination.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated xx the subject property is owner-occupied. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: Borrower DTI is xx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original standard LTV is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "This is a FHA loan. However, MI certificate is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
																																																																																																								17. Expiration of Lock-in or Commitment Period"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63846921	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,868.86	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	5.375%	xx	01-xx-2018	Financial Hardship	As per updated title report as of xx
Chain of assignment is complete as the current assignee is xx
There is a junior mortgage in the amount of xx
No active judgments or liens have been found.
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx As per MOD borrower has agreed to pay the interest bearing amount of xx with fixed interest rate of x.xxx % and P&I of $xxx.xx. First payment was started from xx and the maturity date is xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 652 |-xx-xx-292 |-xx-| -44.78527% Comment: Loan modified Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Change in Rate/Term Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA APR Test.
Final TIL is missing from the loan file. APR considered 0.00% to test CE."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63886366	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,046.03	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	714	674	36.733%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been provided with the Updated title report. Currently, the subject mortgage is with original lender xx.
No active liens and judgments have been found against the borrower and property.
Annual combined taxes of the year xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.
The subject loan is in performing. As per review of latest payment history as of x/xx/xxxx, borrower is current with the loan. The first payment date for the loan is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. Next due date is x/xx/xxxx. The latest payment history reflects the UPB is in the amount of $xxx,xxx.xx.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:Comments:
SAxxxxx- Pay Hist anjd _ServicingMemo  (x) & xx

The loan is currently performing.. As per review of latest payment history as of x/xx/xxxx, borrower is current with the loan. The first payment date for the loan is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. Next due date is x/xx/xxxx. The latest payment history reflects the UPB is in the amount of $xxx,xxx.xx.
Currently the borrower is working at xx as a Manager Internal Audit from xx.x years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to determine.
The comments do not provide any information regarding the damages and repairs to the subject property.
The comment does not show any Covid-xx impact and no evidence has been found in available comment regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Value: xx Jr. Tape Value: xx |-xx-| |-xx-| Comment: The borrower last name is xx Jr. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed TRID Disclosure Dates and Personal Delivery Validation Test. Revised LE was issued on 7/xx/2018 and borrower receipt date is 9/xx/2018."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "***Duplicate***

CE result is Moderate because,  This loan has failed TRID Disclosure Dates and Personal Delivery Validation Test.  Revised LE was issued on 7/xx/2018 and borrower receipt date is 9/xx/2018."
* Income documentation does not meet guidelines (Lvl 3)     "2 Years Tax transcripts for 2017 and 2016 are missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Involuntary repurchase due to employment misrepresentation. INV CLAIM:  Employment validation was obtained for the borr through DU Validation Service. In order to obtain the Day One Certainty, DU required that the loan closed by 7/xx/18 however the loan closed 9/xx/18. The file contained updated employment verification however the loan was not re-submitted to DU. Research confirmed that the borr was not employed as of 9/xx/18. Excluding the income resulted in revised total monthly income of $7861 and revised DTI of 64.48%.
As per AUS located at "xx" submitted on 09/xx/2018 with submission #12, the loan casefile must close on or before 10/xx/2018 and the closing date of loan is 09/xx/2018.
As per VOE located at "xx" with information current as of dated 9/xx/2018, borrower is working with Prime Consulting Group Green Consulting. Employment status is Active on 9/xx/2018.
There is no such document in the loan file which states that the borrower is unemployed."
																																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Hazard and Tax documents of below REO properties are missing from the loan file:- xx			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63887308	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$868.49	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.070%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	15.067%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with xx which was recorded on xx. The chain of assignment has been completed. Currently, the mortgage assignment is with xx Subject Mortgage is on first lien position. As there is one senior mortgage on the subject property in the amount of xx in favor of xx which was recorded on xx. No active judgments or liens found on the subject property. xxxx county annual taxes have been due in the amount of $xxx.xx on xx/xx/xxxx.	As per payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx. Payment history is available from xx/xx/xxxx till x/xx/xxxx; however, latest xx months payment history is required but payment history is missing from x/xx/xxxx till x/xx/xxxx.	Collections Comments:Currently the loan is in performing. As per payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx. Payment history is available from xx/xx/xxxx till x/xx/xxxx; however, latest xx months payment history is required but payment history is missing from x/xx/xxxx till x/xx/xxxx. No comments have been found regarding foreclosure. No bankruptcy has been filed. As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $3738.32 |-xx-| $-3738.32 |-xx-| -100.00000% Comment: $0.00 Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001000000000100000000000   Tape Value: 000010100000000000000111   Variance:    Variance %:    Comment: 00M01212M00000000000012M   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000001000000000100 Tape Value: 111000000000000001000000 Variance: Variance %: Comment: M21000000000000M21210M00 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the xx rate spread home loan test. The loan is a rate spread home loan, as defined in the legislation. For more information please see the xx Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the xx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $280,682.38. The disclosed finance charge of $280,641.64 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63887730	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,528.00	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	539	672	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10-xx-2019	xx	Not Applicable	4.625%	xx	01-xx-2019	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has not been completed. Currently, the mortgage is with original lender xx. However; it should be withxx.
No active liens and judgments against the borrower/property.
Combined annual tax for the year xxxx has been paid in the amount of $x,xxx.xx.
According to a review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx.
The reason for default is unavailable.
As per the comment dated x/xx/xxxx and BPO report located at xx, the subject property is occupied by the owner. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx. The POC was filed on xx. However; the POC bar date was set for xx. The chapter xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of xx. The schedule D of Voluntary Petition does not show any unsecured amount. The trustee’s final report has been filed on xx shows that debtor had paid principal in the amount of xx. The case was discharged on xx.	The loan modification agreement was made on xx with the new principal balance is in the amount of $xx,xxx.xx and the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xxx% beginning from xx. The interest bearing amount is $xx,xxx.xx.	Credit Application Final Truth in Lending Discl.	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   xx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the Indiana license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL xx
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx. The disclosed APR of xx is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63965763	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$880.28	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.200%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08-xx-2010	xx	Not Applicable	2.000%	xx	12-xx-2010	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xx.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
Annual combined taxes for the year xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xxwhich includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest available months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Adjustment of Term agreement was made on xx/xx/xxxx, between the borrower “xx” and the lender “xx”. The borrower promises to make a monthly payment of $xxx.xx with a rate of interest of x.xx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. The new principal balance stated in the Modification is in the amount of $xxx,xxx.xx. In addition, the charges in the amount of $x,xxx.xx are referred to as the deferred amount.	Credit Application Credit Report	Field: Borrower #1 Middle Name Loan Value: xx. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $9253.62   Variance: $-9253.62   Variance %: -100.00000%   Comment: No deffered balance has been found.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: As per the note, the Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC initiated.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: 1461 (Days)   Variance %:    Comment: As per the note, the stated maturity date is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: As per the appraisal report, the subject property type is Manufactured Housing. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination located at xx shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached to the Short Form policy. Also, the VIN# is not available in the legal description of the recorded mortgage. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation; however, the seller’s tape data shows that the mobile home as real estate."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "CE Risk Indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test.
This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

The loan is also failing for the following tests.
This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any the rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of the information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The loan is failing for NC Rate Spread Home Loan Test.
This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

The loan is also failing for the following tests.
This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any the rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of the information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
																																																																																																								* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63975966	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$10,183.72	$21,187.04	12/xx/2023	xx	No	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	38	38	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	xx	5.000%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx.
x) There is an active mortgage prior to the subject Mortgage, in the favor of xx  which was recorded on x/xx/xxxx for the amount of $xx.
x) There is an active civil judgment which was recorded on xx/xx/xxxx in the amount of $xx in favor of xx.
The third installment property taxes for the year of xxxx have been delinquent in the amount of $xx,xxx.xx which were due on x/xx/xxxx and good through till xx/xx/xxxx.	The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $x,xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $x,xxx,xxx.xx till the due date of x/xx/xxxx.
The loan was modified on xx/xx/xxxx between the borrower xx. The borrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% beginning from x/xx/xxxx till the maturity date of xx. The deferred balance amount is $xxx,xxx.xx and the interest-bearing amount is $xx, xx,xxx. The New Principal Balance stated in the modification is $x,xxx,xxx.xx.
The borrower xx had filed for bankruptcy under chapter xx with the case # is xx. The POC was filed on xx. The POC amount of claim is xx and the POC arrearage is xx. The schedule D of Voluntary Petition does not contain the any unsecured portion. The case was dismissed on xx.
The foreclosure was initiated in xxxx. The file referred to attorney and the foreclosure complaint was filed on xx with the foreclosure case # is xx. However no further details are found related to foreclosure.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update:
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current balance is $x,xxx,xxx.xx.
The foreclosure was not initiated.
As per the comment dated x/xx/xxxx the debtor was dismissed for the case#xx.
The occupancy of the subject property is not available.
As per the comment dated x/xx/xxxx, the taxes for the year xxxx and xxxx are sold and redemption on xx.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:The foreclosure was initiated in xxxx. The file referred to attorney and the foreclosure complaint was filed on xx with the foreclosure case # is xx. However no further details are found related to foreclosure.
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter xx with the case # is xx. The POC was filed on xx The POC amount of claim is $x,xxx,xxx.xx and the POC arrearage is $x,xxx,xxx.xx. The schedule D of Voluntary Petition does not contain the any unsecured portion. The case was dismissed on xx.	The loan was modified on xx/x/xxxx between the borrower xx. The borrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% beginning from x/x/xxxx till the maturity date of x/x/xxxx. The deferred balance amount is $xxx,xxx.xx and the interest-bearing amount is$x,xxx,xxx.xx. The New Principal Balance stated in the modification is $x,xxx,xxx.xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $857477.74   Tape Value: $857476.78   Variance: $0.96   Variance %: 0.00011%   Comment: The deferred balance is $857,477.74.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2019   Tape Value: 7/xx/2019   Variance: -122 (Days)   Variance %:    Comment: Document date of last modification is 3/xx/2019.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 4/xx/2007   Tape Value: 3/xx/2007   Variance: 31 (Days)   Variance %:    Comment: As per note the first payment date is 4/xx/2007.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Comment: Loan original maturity term months is 38.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 8/xx/2017   Variance:    Variance %:    Comment: The mod does not contains the step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 9.000%   Variance:    Variance %:    Comment: The mod does not contains the step.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx  Comment: The Appraisal report at the time of origination is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx Comment: As per note the note rate is 6.75%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 9FFFFFFFFFFCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCFFFFFFFFFF9   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $1077538.73 Tape Value: $1078202.51 Variance: $-663.78 Variance %: -0.06156% Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization documents are missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois state. The following state disclosures are missing from the loan file.
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64001596	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Unavailable	Yes	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	57.945%	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	11/xx/2019 12:00:00 AM	01-xx-2020	xx	xx	4.875%	xx	01-xx-2020	Financial Hardship	According to the review of updated report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment is incomplete as the updated report does not show the assignments record. The current assignee of the subject mortgage is “xx”.
There is one credit card judgment open against the borrower xx.
The property tax details has not provided in the updated report.	The review of payment history dated as of xx/xx/xxxx shows the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was made on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for the due date xx/xx/xxxx. The current UPB as of the date is $xxx,xxx.xx.	Collections Comments:Loan is currently active in bankruptcy.
The review of payment history dated as of xx/xx/xxxx shows the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was made on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for the due date xx/xx/xxxx. The current UPB as of the date is $xxx,xxx.xx.
The foreclosure was initiated in the loan. The sale was scheduled for xx with the Max. Bid amount of xx. As per collection comment dated xx, the property was xx. The eviction was ordered on xx. Collection comment dated x/xx/xxxx shows that the rescission process has been opened and the fees were approved. However; there is a doc (xx) available in the loan file located at “xx” which states that as a result of this sale, lender “xx” purchased all shares of capital stock of Briarcliff Owners, Inc. with interest in the property between the borrowers/shareholders “xx” and “xx. The lender entered into loan modification on xx to cure the default and brought the loan back into a performing status. Accordingly, the lender now rescinded the public sale.
 As per the xx report, the borrower filed bankruptcy for xx. PACER shows the bankruptcy case is still xx with the last date of filing xx.
As per comment dated x/xx/xxxx, the property is occupied by unknown and updated report dated xx/xx/xxxx shows the current ownership is in the name of “The Briarcliff Owners, Inc.”.
Foreclosure Comments:The foreclosure was initiated in the loan. The sale was scheduled for xx with the xx. As per collection comment dated xx/xx/xxxx, the property xx. The eviction was ordered on xx. Collection comment dated xx shows that the rescission process has been opened and the fees were approved. However; there is a doc (xx) available in the loan file located at “xx” which states that as a result of this sale, lender “xx” purchased all shares of xx with interest in the property between the borrowers/shareholders “xx” and “xx". The lender entered into loan modification on xx to cure the default and brought the loan back into a performing status. Accordingly, the lender now rescinded the public sale. As per the xx report, the borrower filed bankruptcy for xx. xx shows the bankruptcy case is still active with the last date of filing xx.
Bankruptcy Comments:As per the xx report, the borrower “xx” had filed bankruptcy under xx. The schedule D of voluntary petition shows secured claim is in the amount of xx with the supporting value of collateral is xx, so there is no unsecured amount. The POC was not filed yet. The amended plan was filed on xx which was confirmed on xx according to which the debtor will pay xx to the trustee for xx months starting from xx/xx/xxxx. The bankruptcy case is still active with the date of last filing xx.	The loan was modified between the borrower “xx” and lender “xx” on effective date of xx with the new modified principal balance of $xxx,xxx.xx. Borrower had given promise to pay P&I in the amount of $x,xxx.xx with the fixed interest rate of x.xxx % beginning on xx with a new maturity date of xx. The deferred principal balance is $xx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The servicer has forgiven the principal amount of $x,xxx.xx. The forgiven amount exceeds x% of modification amount.	Field: Age of Loan Loan Value: 151 Tape Value: 5 |-xx-| 146 |-xx-| xx Comment: Subject loan closed on 2/xx/2008. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK is active.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is bankruptcy delinquent.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was initiated in the loan.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 010000000002100000321000   Tape Value: 20000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000123000001200000000010   Tape Value: 00000000000000000002   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $327000.00   Tape Value: $252000.00   Variance: $75000.00   Variance %: 29.76190%   Comment: Per Modification Agreement in file, the new principal balance is $327,000.00.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is Moderate as the loan is failed for Prohibited Fees Test."
																																																																																																								* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prohibited fees test. The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64271519	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,021.46	08/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,173.87	xx	7.680%	480	480	xx	xx	Not Applicable	Conventional	ARM	36	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	636	Not Applicable	22.832%	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	3.125%	xx	01-xx-2016	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage xx. The chain of assignment has been completed. There is a junior mortgage open against the property in the favor of Pxx. There are liens open as follows: x) There is a notice of lien for unpaid trash disposal (sewer lien) open against the subject property in the favor of xx. There is a notice of lien for unpaid trash disposal (sewer lien) open against the subject property in the favor of xx.	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is in bankruptcy. The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of xx. According to the xx, xx(borrower) had filed bankruptcy under chapter-xx with the xx. POC was filed by xx, in the secured claim amount of xx and an arrearage in the amount of $xx,xxx.xx. Chapter xx plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xxx.xx and regular payment will be paid directly to creditor. This plan was confirmed on xx. As per stipulation agreement dated xx, the subject creditor claim regular payment will be paid in the amount of $x,xxx.xx months. No foreclosure proceedings have been found in the recent xx months. According to collection comment, no damages or repairs have been found. According latest exterior BPO report xx, the subject property was occupied by owner and the property was in axxge condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, xx had filed bankruptcy under chapter-xx with the xx. POC was filed by xx, in the secured claim amount of xx and an arrearage in the amount of $xx,xxx.xx. Chapter xx plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xxx.xx and regular payment will be paid directly to creditor. This plan was confirmed on xx. As per stipulation agreement dated x/xx/xxx, the subject creditor claim regular payment will be paid in the amount of $x,xxx.xx months.	The loan modification agreement was made on xx/x/xxxx with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate x.xxx% and the modified P&I was $x,xxx.xx. The first modified payment due date was xx/x/xxxx and the maturity date will be xx/x/xxxx.	Affiliated Business Disclosure Loan Program Info Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 603 |-xx-xx-123 |-xx-| -20.39800% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 480   Tape Value: 603   Variance: -123   Variance %: -20.39800%   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.68000%   Tape Value: 3.12500%   Variance: 4.55500%   Variance %: 4.55500%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1619.96 Variance: $-1619.96 Variance %: -100.00000% Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, settlement date is xx which is later than Note date xx.		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64301957	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$203.52	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.000%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	48.540%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was xx.
The chain of assignment has been completed. Currently, the assignment is from xx.
No active judgments or liens have been found against the borrower and property.
Annual combined taxes of the year xxxx have been paid in the amount of $xxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
The borrower xx had filed bankruptcy under chapter-xx with the xx. The plan was confirmed on xx. The POC was filed by xx on xx with the secured claim amount of xx and the arrearage is $x,xxx.xx. As per Deadline/hearing the deadline to file the POC was set for xx. As per the Modified plan xx the debtor shall pay the trustee $xxx.xx monthly for xx months. The Schedule-D of voluntary petition dated xx reflects the amount of claim is xx and the value of property is $xx,xxx.xx. Hence, the unsecured portion is $xxxx.xx. The date of last filing is xx.
The post-closing details regarding the foreclosure have not been found.
As per BPO report dated xx/xx/xxxx, the subject property is owner-occupied. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-xx with the xx. The plan was confirmed on xx. The POC was filed by xx with the secured claim amount of xx and the arrearage is $x,xxx.xx. As per Deadline/hearing the deadline to file the POC was set for xx. As per the Modified plan xx the debtor shall pay the trustee $xxx.xx monthly for xx months. The Schedule-D of voluntary petition dated xx, reflects the amount of claim is $xx,xxx.xx and the value of property is $xx,xxx.xx. Hence, the unsecured portion is $xxxx.xx. The date of last filing is xx/xx/xxxx.	Not Applicable	Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $1119.97 |-xx-| $-1119.97 |-xx-| -100.00000% Comment: The Modification is missing. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The Modification is missing.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 12/xx/2008   Variance:    Variance %:    Comment: The Modification is missing.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: FC has not initiated.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 332   Variance: -151   Variance %: -45.48192%   Comment: Maturity terms are 181.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 002235677877766666666677   Variance:    Variance %:    Comment: Payment history string is 000422244444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 776666666767778776522200   Variance:    Variance %:    Comment: Payment history reversed string is 4444444444322123300000.   Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: 9/xx/2007   Tape Value: 9/xx/2007   Variance: 4 (Days)   Variance %:    Comment: Prepayment end date is 09/xx/2007.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -4604 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: -11 Tape Value: 142 Variance: -153 Variance %: -107.74647% Comment: Stated remaining terms are 153. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
The loan data is 5.000% and comparison data is 4.000%; hence, the variance is +1.000%."
																																																																																																								* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64549849	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,877.68	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.734%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	25.048%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2011 12:00:00 AM	xx	xx	3.000%	xx	01-xx-2011	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage xx.

The chain of assignment has been completed. The last assignment is with xx.

  Active liens and judgments are as follows:

There is senior mortgage active in the favor of xx.

There is an Abstract of Judgment (Credit Card Judgment (or Consumer Debt)) active in the favor of xx.

1st installment county jurisdiction tax of xxxx has been due in the amount of $xxx.xx on xx/xx/xxxx.

2nd installment county jurisdiction tax of xxxx has been due in the amount of $xxx.xx on xx/xx/xxxx.

Title issue yes
As per the review of the updated title report dated xx/xx/xxxx, there is senior mortgage active in the favor of xx. The subject property is located in California State which is non-super lien state. There is no risk of property getting foreclosed. Hence, the subject mortgage is on second lien position.

Lien position
As per the review of the updated title report dated xx/xx/xxxx, there is senior mortgage active in the favor of xx. The subject property is located in California State which is non-super lien state. There is no risk of property getting foreclosed. Hence, the subject mortgage is on second lien position.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage xx.
There is a prior mortgage against the subject property xx.
There is a credit card judgment against the borrower, xx.
The second installment of xxxx county taxes is due on x/xx/xxxx in the amount of $xxx.xx.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent with the loan for xx month. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of xx.

Update:
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The current P&I is $xxx.xx and the interest rate is x.x%. The current UPB is xx. and the deferred balance is xx.	Collections Comments:The loan is currently in collection. The payment history as of xx/xx/xxxx, the borrower is currently delinquent with the loan for xx month. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of xx.

The loan was modified on x/xx/xxxx.  As per modification agreement the new principal balance is in the amount of xx. The amount of xx has been deferred from new principal balance. The total interest principal balance is in the amount of xx. This is a ARM rate modification. The interest rate never be greater than x.xx%.The borrower had promised to pay P&I payment in the amount of $xxx.xx with the rate of x.xx% started from x/xx/xxxx. The Maturity of this agreement is x/xx/xxxx.

The comment dated xx/xx/xxxx states the reason for default was illness of borrower and unable to pay (Curtailed income). The subject property has been occupied by the owner. The borrower's intention is to keep the property.

According to the PACER, the borrower had filed bankruptcy under chapter-x with the xx, discharged on xx and terminated on xx.

The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx,xxx.xx and the value of the collateral is $xx,xxx.xx; however, the unsecured portion is $x.xx.There is no comment indicating a cram down.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-x with the xx, discharged on xx and terminated on xx.

The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx,xxx.xx and the value of the collateral is $xx,xxx.xx; however, the unsecured portion is $x.xx.There is no comment indicating a cram down.
The loan was modified on x/xx/xxxx. As per modification agreement the new principal balance is in the amount of xx. The amount of xx has been deferred from new principal balance. The total interest principal balance is in the amount of xx. This is a ARM rate modification. The interest rate never be greater than x.xx%.The borrower had promised to pay P&I payment in the amount of $xxx.xx with the rate of x.xx% started from x/x/xxxx. The Maturity of this agreement is x/x/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan documentation type is full documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.73400%   Tape Value: 4.80000%   Variance: 2.93400%   Variance %: 2.93400%   Comment: original stated rate is 7.73400%.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $333.57 Variance: $-333.57 Variance %: -100.00000% Comment: Suspense balance per payment history is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California State. The following state disclosures are missing in the loan file.
1) Impound Account Disclosure
2) Cosigner Notice
3) Private Mortgage Insurance Disclosure
4) Hazard Insurance Disclosure
5) Insurer Recommendation Disclosure
6) Anti-Tying Disclosure
7) Privacy Notice
8) Notice of Right to Copy of Appraisal
9) Application for Credit-Married Persons
10) Fair Debt Collection Notice
11) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per Note, note date is xx However in HUD-1 settlement date shows xx
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per Note, note date is xx However in HUD-1 settlement date shows xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64609384	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$333.82	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.920%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08-xx-2012	xx	xx	11.910%	xx	5/xx/2012 12:00:00 AM	Financial Hardship	As per updated title report dated xx the subject mortgage was originated on xx in favor of xx and it was recorded on xx The chain of assignment has been completed. Currently, the mortgage is with the xx. No active judgments or liens have been found. Annual county taxes of the year xxxx are due on xx in the amount of xx	The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Loan is in performing status. The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx The current P&I is $xxx.xx and interest rate is xx.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx reflects the UPB in the amount of xx No foreclosure proceedings have been found in the recent xx months. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrowers and servicer on xx with the new modified unpaid principal balance is xx The interest bearing amount was xx The temporary interest rate was xx.xx% and P&I was $xxx.xx applicable from xx to xx Further interest rate xx.xx% and the P&I was $xxx.xx applicable from due date xx and the maturity date will be xx	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $315.68 Tape Value: $340.68 |-xx-| $-25.00 |-xx-| -7.33826% Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -317 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.92000%   Tape Value: 11.91960%   Variance: 0.00040%   Variance %: 0.00040%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001110000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000011100   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 2631 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 59   Tape Value: 66   Variance: -7   Variance %: -10.60606%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed. Appraisal report at the time of origination is missing from the loan file. According to property inspection (xx) report dated xx the subject property is manufactured house. Neither VIN# number is listed in the mortgage legal nor final title policy at origination shows Alta7 endorsement attached with it. No affixation document has been found in the loan file. Tax report from updated title shows subject property is manufactured house and separate assessment for land & improvement. Unable to determine whether the home is affixed to the permanent foundation or not."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrowers."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64641853	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,809.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	571	523	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	No	Not Applicable	01-xx-2013	xx	xx	4.000%	xx	01-xx-2013	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx recorded in Instrument# | Book/Page# xx
The chain of assignment has not been completed. Assignment from xx
There is a junior mortgage which was originated on xx and was recorded on xx in the amount of xx in favor of xx recorded in Instrument# | Book/Page# xx
There are x active municipal liens in favor of xx recorded on xx and xx in the respective amount of xx
The annual borough and county taxes of xxxx have been paid in the total amount of xx
The School taxes are xxxx/xxxx are due for xx in the amount of xx

As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in collections. As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The limited term Loan modification agreement was made on xx between the borrower “xx” and the lender “xx”. The borrower promises to make a monthly payment of $xxx.xx with the rate of interest x.xx%, beginning from xx till the reduction period end date xx/xx/xxxx. After that the borrower would make the payment as per the note. The new principal balance stated in the Modification is in the amount of xx The lender had deferred xx from the modified principal balance. Hence, the interest-bearing amount is xx
The reason for default is disability. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-xx impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The limited term Loan modification agreement was made on xx/xx/xxxx, between the borrower “xx” and the lender “xx.”. The borrower promises to make a monthly payment of $xxx.xx with the rate of interest x.xx%, beginning from xx/xx/xxxx till the reduction period end date xx/xx/xxxx. After that the borrower would make the payment as per the note. The new principal balance stated in the Modification is in the amount of $xxx,xxx.xx. The lender had deferred $x,xxx.xx from the modified principal balance. Hence, the interest-bearing amount is $xx,xxx.xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, 60-119 Days Tape Value: Collections |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $8871.22   Tape Value: $2136.88   Variance: $6734.34   Variance %: 315.14825%   Comment: Deferred bal is 8871.22.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2013   Tape Value: 11/xx/2013   Variance: -13 (Days)   Variance %:    Comment: 11/xx/2013.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -245 (Days) Variance %: Comment: Mod shows maturirt as xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed for the following tests:
GSE (Freddie Mac public guidelines) Predatory Lending Guidance.
GSE (Freddie Mac public guidelines) Points and Fees Test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64678549	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,264.79	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.420%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	2.000%	xx	01-xx-2013	Financial Hardship	The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is with xx, which was recorded on xx.
There is a junior mortgage in the favor of xx, in the amount of $xx which was recorded on xx.
No active judgments or liens have been found.
1st and 2nd installments city taxes of xxxx have been paid in the amount of $xxx.xx each.
The annual school taxes of xxxx have been paid in the amount of $ x,xxx.xx.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. As per tape, the last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The unpaid principal balance reflected in the payment history is in the amount of $xx,xxx.xx till the due date x/xx/xxxx.	Collections Comments:As per the collection comments as of x/xx/xxxx, the borrower is current with the loan.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. As per tape, the last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The unpaid principal balance reflected in the payment history is in the amount of $xx,xxx.xx till the due date x/xx/xxxx.
The reason for default is unable to be determined.
As per comment history dated x/xx/xxxx, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx Fields bankruptcy under chapter- xx with the case# xx and the plan was confirmed on xxx.
The POC was filed onxx.
Schedule-D in Voluntary petition shows xx. Did not see comments indicating a cram down.
The case was discharged on xx.

This step modification agreement was made between borrowerxx on x/x/xxxx. As per the modified term, the new principal balance was $xxx,xxx.xx in which $xxx.xx was deferred. The borrower promised to pay $xxx.xx monthly with a modified interest rate of x.xx% which steps up in x steps ending at x.xxx%. beginning from x/x/xxxx with a maturity date on x/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Did a Modification Change Note Terms? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Modification has been done. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx  Variance: 1221 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amoetization Type is Step.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Comment: Original Balance is xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Variance: -5 (Days) Variance %: Comment: Original Note Doc date isxx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The Lost Note Affidavit disclosure is located at “xx”, which states that The Original Note has been misplaced and/Or Lost. However, there is a duplicate Note available in the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64776025	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,379.23	12/xx/2023	Unavailable	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	45.933%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06-xx-2020	xx	Not Applicable	1.375%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx The chain of the assignment has been completed. The latest assignment is with xx There is a junior mortgage in the favor of xx There is a civil judgment in the favor of xx 1st installment of combined jurisdiction tax of xxxx/xx has been paid in the amount of $x,xxx.xx on x/xx/xxxx. 2nd installment of combined jurisdiction tax of xxxx/xx has been paid in the amount of $x,xxx.xx on x/xx/xxxx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.

Updated comment:
According to the payment history as of xx/xx/xxxx, the borrower is currently x months delinquent with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is curtailment of income.
No comments have been found regarding bankruptcy in the latest servicing comments.
The loan modification agreement was made between xx
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
The loan is in collection.
As per comment dated x/xx/xxxx, subject property has been occupied by the owner.
As per comment dated x/xx/xxxx, the loan was modified on x/xx/xxxx. Further details not provided.
As per comment dated x/xx/xxxx, the subject property was damaged due to water. An estimated cost of repair is $xx,xxx.xx. No details have been found regarding completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx The complaint was filed on xx However, as per comment dated xx the foreclosure was put on hold due to loss mitigation. No further details have been found.
Bankruptcy Comments:Not Applicable	This step loan modification agreement was made between xx The Unpaid Principal Balance is xx with interest rate x.xxx% which steps up in x steps ending at x.xxxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx The maturity is xx	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 60   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York. The following disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Co-Signer Notice Requirements
Default Warning Notice
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,860.41	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64806736	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$665.72	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.600%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	594	579	41.667%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	5.500%	xx	01-xx-2017	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated onxxwith xx
The chain of assignment is complete.
There are no judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx
No delinquent taxes have been found for the prior years.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for xxxx are due in the amount of $xxx.xx.
The first and second installments of county taxes for xxxx were paid in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
As per payment history dated xx/xx/xxxx, the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:As per payment history dated xx/xx/xxxx, the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
According to the comment dated x/xx/xxxx, the borrower income has been reduced. No further information has been found. No comments have been found regarding foreclosure. No bankruptcy has been filed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx with a new principal balance of xx with fixed rate of xx. The borrower has promised to pay monthly P&I payment in the amount of xx	Affiliated Business Disclosure	Field: Current Occupancy Loan Value: Owner (or Former): Primary Home Tape Value: Occupied by Unknown Party |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Deffered balance is N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is N/A.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. amort type is N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx  Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xxTape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test: FAIL and TILA Foreclosure Rescission Finance Charge Test: FAIL."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64951391	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,435.43	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	6.355%	xx	01-xx-2020	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx in the amount of xx with “xx” and it was recorded on xx as Bk/Pg# xx

The chain of assignment is complete as currently the mortgage is with current assignee “xx” & the AOM was recorded on xx

Active liens as shows below:

There are total xx “Water/Sewer” liens active against the subject property in the favor of same plaintiff “xx” with the total amount of $xx recorded on different dates.

RE Tax Status:

Annual county taxes for the year xxxx are paid off in the amount of $x,xxx.xx on xx/xx/xxxx.

No delinquent taxes have been found for the prior year.

The review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is currently in performing status.

The review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xx,xxx.xx.

No bankruptcy has been filed.

The foreclosure was initiated on the subject property. However; as per comment dated x/xx/xxxx, the file was placed on hold due to loss mitigation work out. The loan was modified recently on the effective date of xx. No further details have been found.

The RFD as per the collection comment dated x/xx/xxxx is reduction of income. The loan was modified recently on xx. No further details have been found.

The property is owner occupied with no damage found.
Foreclosure Comments:The foreclosure was initiated on the subject property. However; as per comment dated x/xx/xxxx, the file was placed on hold due to loss mitigation work out. The loan was modified recently on the effective date of xx. No further details have been found.
Bankruptcy Comments:Not Applicable	The notice of loan modification agreement adjustment made between the borrower xx and lender “xx” with an effective date of xx and a new principal balance is $xx,xxx.xx to a step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx with a new maturity date of xx. The rate changes in x steps ending at x.xxx %.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: The RFD as per the collection comment dated 7/xx/2020 is reduction of income. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The FC was started on the property.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per Mod, the amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: Updated as per Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 6.355%   Tape Value: 7.355%   Variance: -1.000%   Variance %: -1.00000%   Comment: Updated as per Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx Variance: xx   Variance %:    Comment: Updated as per Mod.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 7.355%   Tape Value: 8.048%   Variance: -0.693%   Variance %: -0.69300%   Comment: Updated as per Mod.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 2   Tape Value: 3   Variance: -1   Variance %: -33.33333%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 032212211220044444444322   Tape Value: 000999876543243222221101   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 044444444444444344443321.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 223444444440022112212230   Tape Value: 101122222242345678909000   Variance:    Variance %:    Comment: The Payment History String reversed is 123344443444444444444440.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance is change in rate or term.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: As per Mod, the maturity date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "Appraisal report at origination is missing from the loan file. As per tape data, the appraised value is "xx" which is less than original loan amount "xx". Hence, LTV/CLTV exceeds 100%."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64973858	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,187.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	32.434%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is complete as the assignment of mortgage is currently with the xx
No active lien and judgment have been found on the updated title report.
Annual combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx for the xx.
Annual combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x.xx for the xx	Review of the latest xx months payment history shows that the borrower is delinquent for x months. The borrower is in default from first due date. Therefore the next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in Collection. Review of the collection comments states that the borrower is delinquent for x months. The borrower is in default from first due date. Therefore the next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
As per comment dated xx/xx/xxxx the borrower has been searching for work since March xxxx but due to COVID-xx he is unable to work. As per comment dated xx/xx/xxxx the repayment plan was provided to borrower which starts from x/xx/xxxx till x/xx/xxxx for x months. No further information has been found regarding the COVID-xx in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
As per comment dated xx/xx/xxxx the subject property is damaged comment shows that the borrower is stating that there is damage in roof and trying to get check endorsed. No information has been found regarding this damage whether it has been repaired or not.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 8 |-xx-xx-8 |-xx-| -100.00000% Comment: Age of Loan is 0. Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 15.386%   Tape Value: 32.434%   Variance: -17.048%   Variance %: -17.04800%   Comment: Post-Close Housing Ratio per 1003 is 15.434%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 360 Tape Value: 352 Variance: 8 Variance %: 2.27272% Comment: Stated Remaining Term is 360. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan has points and fees that exceed the points and fees threshold. The loan amount is $109,898.00 or more, and the transaction's total points and fees is $6,547.00, which exceeds 3 percent of the total loan amount of $217,592.26."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "The CE TRID Tolerance Test is incomplete since initial CD dated 2/xx/2020 is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing the alert that the subject loan has EPD (Early Payment Default) immediate after closing the loan. The subject loan was originated on 2/xx/2020. The loan is currently in delinquency for 6 months & the next due for payment is 4/xx/2020. The borrower hasn't made any single payment since origination."
* Missing Initial Closing Disclosure (Lvl 3)     "An initial CD dated 2/xx/2020 is missing from the loan file."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64980385	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$482.22	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.040%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
Chain of assignment has been completed. Currently, the assignment is with the xx
There is one junior civil judgment against the borrower in the favor of xx
Annual county taxes for the year of xxxx have been due in the amount of $xxx.xx which was due on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
This is a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxx% and a maturity date of xx The P&I as per payment history is the $xxx.xx and rate of interest is xx.xxx%, however, there is a reduction in P&I and rate of interest with respect to Note data. The borrower is made the last payments as per agreed rate reduction rider which is located at “xx”.  The tape data shows the loan was modified on xx which is missing from the loan files.
The loan was modified in xx which is missing from the loan files.
No foreclosure activity has been found.
Borrower has not filed bankruptcy yet.
As per the BPO report dated xx the subject property is owner occupied. The subject property is in axxge condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxx% and a maturity date of x/xx/xxxx. The P&I as per payment history is the $xxx.xx and rate of interest is xx.xxx%, however, there is a reduction in P&I and rate of interest with respect to Note data. The borrower is made the last payments as per agreed rate reduction rider which is located at “xx”. The tape data shows the loan was modified on xx/xx/xxxx which is missing from the loan files.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $1362.94 |-xx-| $-1362.94 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 2/xx/2012   Variance:    Variance %:    Comment: Modification agreement is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure activity has been found.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Modification agreement is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: Modification agreement is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000000011   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 110000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Application report is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: 4/xx/2028   Variance:    Variance %:    Comment: Modification agreement is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 91 Tape Value: 110 Variance: -19 Variance %: -17.27272% Comment: Stated remaining terms are 91 months. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Property is Mobile Home (Lvl 2)     "The home is affixed. An appraisal report is missing from the loan file. As per the tape data, the subject property type is mobile home. According to the updated title report dated 06/xx/2020, the subject property type is manufactured home. The Affidavit for removal of manufactured home from vehicle which is located at “ln#50053 pg#21” shows the manufactured home has been attached to permanent foundation system described in deed recorded in bk# 1809, pg#100. Also, shows the wheels, axles have been removed with the VIN# NCFLN69AB06671LS. The final title policy located at “0001775474_Title Policy_TPL  Final Title Policy_332017 85719 AM” created with ALTA7 but the related copy is not attached with title policy."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65157666	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$742.23	12/xx/2023	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.550%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	652	Not Applicable	18.407%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated xx.
The chain of assignment is completed. Currently assignment is with xx.
x. There is junior hospital lien against subject borrower xx.
x. There is junior hospital lien against subject borrower which xx.
Annual county taxes for xxxx have been paid off in the amount of $xxx.xx.
No delinquent taxes have been found.

Update:
According to the UT report dated x/xx/xxxx, the subject mortgage was originated xx.
There is a junior notice of judgment lien (hospital lien) in favor of xx.
No delinquent taxes have been found for the prior year.

The foreclosure was initiated on the subject property. As per the UT, the complaint was filed on xx which is located at xx. The complaint was again filed on xx which is located at xx. Further details not provided.	The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.

Update:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. Unable to determine the last payment received date. The current P&I is $xxx.xx and the interest rate is unable to determine. The current UPB is $xx,xxx.xx.
As per the note, the original P&I is $xxx.xx and interest rate is x.xx%. As per the PH, the current P&I is $xxx.xx and the interest rate is unable to determine. The current P&I is not matching with original note.	Collections Comments:Comments:
Fay Servicing Comments

The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.
The debtor xx. The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx. The POC was filed on xx with the secured claim of xx with an arrearage of xx. The xx shows that debtor had paid the arrearage in the amount of xx to creditor. Bankruptcy case was xx.
The comment dated x/xx/xxxx shows that borrower’s income is impacted due to pandemic and he had requested the temporary covid-xx assistance. The latest comment dated x/xx/xxxx shows that borrower’s income impacted due to pandemic and the reason for default is unemployed. No further details have been found.
The first foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the complaint was filed on xx under xx. Foreclosure was put hold on xx due to Covid-xx and loss mitigation. Forbearance plan initiated for x months will be begin on xx/xx/xxxx. No details are available in the latest xx months servicing comments regarding further foreclosure proceedings.
The comment dated x/xx/xxxx shows that subject property is occupied by owner and no visible damages/repairs have been found.

Foreclosure Comments:The first foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the complaint was filed on xx under xx. Foreclosure was put hold on xx due to covid-xx and loss mitigation. No details are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor xx had filed Bankruptcy under xx and the plan was confirmed on xx. The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx. The POC was filed on xx with the secured claim of xx with an arrearage of xx. The xx shows that debtor had paid the arrearage in the amount of xx to creditor. Bankruptcy case was xx and xx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy is Yes Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currebtly in foreclosure   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $4574.17   Variance: $-4574.17   Variance %: -100.00000%   Comment: Deferred principal is $0.00   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 3/xx/2011   Variance:    Variance %:    Comment: DOc date of last modification is not applicable   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999876544344333224334432   Variance:    Variance %:    Comment: Payemnt history string is 444444444444444332234334   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 234433422333443445698999   Variance:    Variance %:    Comment: Payment history string reversed is 433432233444444444444444   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in KY State and required disclosures are missing from the loan file.

1. Fair Housing Notice
2. Homeownership Protection Center Disclosures
3. Notice of Free Choice of Agent or Insurer"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65312281	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$986.81	12/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	VA	ARM	Not Applicable	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx
 The chain of assignment has been completed as the mortgage is currently with xx
There is water/sewer Lien against the subject property in the amount of $xxx.xx which was recorded on xx
The county taxes for xxxx (1st and 2nd Installment) have been paid off in the amount of $ xxx.xx.
The county taxes for xxxx (3rd and 4th Installment) are due in the amount of $xxx.x.
No prior delinquent taxes have been found.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:
Comments:
xx
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
No evidences have been found regarding Bankruptcy filing.
No visible damages/repairs have been found.
At time of origination Borrower was working as xx
The comment dated xx shows borrower’s income has been impacted by covid-xx. The covid-xx plan was accepted forbearance plan for x months. The latest comment dated xx shows that forbearance plan was extended from xx. Currently loan is in active forbearance plan. No further details have been found.
The comment dated x/xx/xxxx shows that subject property is in good condition and occupied by owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Origination Appraisal	Field: ARM Index Type Loan Value: Treasury - One Year Tape Value: Treasury - MTA |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: 8.125%   Tape Value: 5.000%   Variance: 3.125%   Variance %: 3.12500%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: This is a VA loan. The borrower paid upfront MI on the previous loan.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Same Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate because this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 4/xx/2018 shows Points - Loan Discount Fee at $3,600.00, however Final CD dated 3,620.00 shows Points - Loan Discount Fee at $3,620.00. This is a fee increase of $20.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data states IRRRL rule violation past change date, however no source document available for verifying the same."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing credit report (Lvl 3)     "Credit report is missing in the loan file."
																																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure was not found in the file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65314154	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$934.44	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	762	Not Applicable	47.556%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx with lender xx which was recorded on xx
The chain of the assignment has been completed as no assignment has been done from xx
There is a junior mortgage in the favor of xx in the amount of xx which was recorded on xx
No active judgment or liens have been found.
The annual county taxes of xxxx have been paid in the total amount of xx
No delinquent taxes have been found for the prior year.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx
There is a junior mortgage that was originated on xx and recorded on xx with the lender “xx” for the amount of xx
There is a cross collateral junior mortgage was originated on xx and recorded on xx with the lender “xx” for the amount of xx
The first installment of county taxes for xxxx was paid in the amount of xx
The second instalment of county taxes for xxxx is due in the amount of xx
No prior year’s delinquent taxes have been found.

The review of payment history shows that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is x/xx/xxxx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found. Currently, the borrower xx is working as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Mtg Insurance Doc Status MI Cert in File? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A. Tape Source: Initial Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Post DTI is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Purpose of refinance per application is Cash out-other.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing that the subject loan was repurchased due to excessive DTI and excessive ratios of 65% ; no documentation to omit MB FIN Services (Auto loan payoff $2,37.00 a month); No evidence Federal Tax debt installment payments have been made or brought current."
																																																																																																							* No evidence of required debt payoff (Lvl 3) "The copy of payoff letter of mortgage from xx with monthly payment of $1,750.00 is missing from the loan file."											Value: Date: Type:Field review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65351583	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.917%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	639	637	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	xx	Not Applicable	8.218%	xx	01-xx-2019	Financial Hardship	The chain of assignment is complete as the subject mortgage is currently assigned to "xx". There is an active civil judgment available in the updated title report in the amount of $xx in favor of "xx" recorded on xx/xx/xxxx. Annual combined taxes for the year xxxx are exempted.	Review of updated payment history as of x/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of date is in the amount of $xx,xxx.xx.	Collections Comments:Review of updated payment history as of x/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of date is in the amount of $xx,xxx.xx. According to PACER Report, xx (debtor) had filed bankruptcy under chapter xx with case# xx on xx. Schedule-D in voluntary petition shows the creditor's claim in the amount of $xx,xxx.xx out of which $xx,xxx.xx is secured by the collateral. Thus, the unsecured claim is in the amount of $xx,xxx.xx. POC was filed on xx with the secured claim in the amount of $xxx,xxx.xx and with the arrearage in the amount of $xx,xxx.xx. Amended chapter xx plan was filed on xx and it was confirmed on xx. The term of the Debtor's plan was xx months with the first plan payment due xx days from the date the petition was filed. The Debtor's plan as confirmed required payments to the Trustee in the amount of $xxx.xx per month for the remaining term of the plan with all allowed non priority, unsecured claims to be paid xxx.xx%, PRO RATA. Motion for Relief was filed on xx and order was given on it xx. Order discharging debtor was filed on xx and the bankruptcy case was closed on xx. No more evidences are available regarding current bankruptcy status.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER Report, xx (debtor) had filed bankruptcy under chapter xx with case# xx on xx. Schedule-D in voluntary petition shows the creditor's claim in the amount of $xx,xxx.xx out of which $xx,xxx.xx is secured by the collateral. Thus, the unsecured claim is in the amount of $xx,xxx.xx. POC was filed on xx with the secured claim in the amount of $xxx,xxx.xx and with the arrearage in the amount of $xx,xxx.xx. Amended chapter xx plan was filed on xx and it was confirmed on xx. The term of the Debtor's plan was xx months with the first plan payment due xx days from the date the petition was filed. The Debtor's plan as confirmed required payments to the Trustee in the amount of $xxx.xx per month for the remaining term of the plan with all allowed non priority, unsecured claims to be paid xxx.xx%, PRO RATA. Motion for Relief was filed on xx and order was given on it xx. Order discharging debtor was filed on xx and the bankruptcy case was closed on xx. No more evidences are available regarding current bankruptcy status.	This is a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx% and a maturity date of the loan is xx. The P&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%. Loan modification agreement is missing from the loan file.
The tape is also providing the information regarding the latest modification which was made on xx and the servicing comment dated x/xx/xxxx is also stating that the loan terms have been changed through Loan Modification Agreement.
There is a servicing comment history (xx) which shows that the loan was modified on xx with the principal balance of $xx,xxx.xx with fixed rate of x.xxx%. The x modified payment was begun from xx/x/xxxx and the new maturity date of the loan would be xx.
Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 10/xx/2019   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Original Stated Rate   Loan Value: 8.91720%   Tape Value: 8.92000%   Variance: -0.00280%   Variance %: -0.00280%   Comment: 8.91720%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000009998766555222222   Variance:    Variance %:    Comment: 000000001234MMMMMMM44444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 222222555767899900000000   Variance:    Variance %:    Comment: 44444MMMMMMM432100000000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated Hud-1 and itemization are missing from the loan file"
* Lost Note Affidavit (Lvl 3) "Affidavit of lost note has been found in the loan file located at xx	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65365005	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,600.43	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.291%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2017 12:00:00 AM	xx	xx	5.250%	xx	1/xx/2018 12:00:00 AM	Financial Hardship	Updated title report dated x/xx/xxxx shows that, subject mortgage with (borrowers) xx. The chain of assignment has been completed; currently the assignment is with xx. There is one junior mortgage against the subject property with lender xx. There is one state tax lien against the borrower xx. There is one civil judgment against the borrower in the favor of xx. Annual County taxes for the year xxxx have been paid in the amount $xxx.xx. Annual tax amount is $x,xxx.xx. No delinquent taxes have been found. Current ownership of the subject property is vesting in the name xx.	As per the review of the payment history as of x/xx/xxxx, however as the tape data as of date is x/xx/xxxx. The borrower is regular with his payments and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.

Update:
The payment history is available until x/xx/xxxx. According to the tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment transactions are not available. The current P&I is $xxx.xx and the interest rate is x.xx%. The current UPB per tape is $xx,xxx.xx, and the deferred balance is $xx,xxx.xx.

Collections Comments:The review of the collection comment as of x/xx/xxxx shows that the loan is in collection. The borrower is regular with his payments and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx. No comments regarding the reason for default. No evidence has been found regarding the foreclosure. No Evidence of bankruptcy has been found. As per the collection comment dated x/xx/xxxx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was done between xx. As per modification, the new UPB is $xx,xxx.xx out of which the amount of $xx,xxx.xx has been deferred, hence the interest bearing amount is $xx,xxx.xx. The borrower promises to pay P&I $xxx.xxwith an interest rate of x.xxx % beginning on x/xx/xxxx till the maturity date x/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Prepayment Penalty Rider Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 568 |-xx-xx-208 |-xx-| -36.61971% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2017   Tape Value: 12/xx/2017   Variance: -35 (Days)   Variance %:    Comment: Doc date of last mod is 11/xx/2017.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 568   Variance: -208   Variance %: -36.61971%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 2   Tape Value: 1   Variance: 1   Variance %: 100.00000%   Comment: Number of units are 2.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001111223321111112100032   Tape Value: 000021010000213210121000   Variance:    Variance %:    Comment: PH string is 011112312111232341223M1M.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 230001211111123322111100   Tape Value: 000121012212000010100000   Variance:    Variance %:    Comment: PH string reversed is M1M322143232111213211110.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 4532.000%   Variance:    Variance %:    Comment: 1003 is missing.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is Cash Out.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $60000.00   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Subject property type is 2 family. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report, appraised value is xx, so that LTV exceeds 104%."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan has a LTV more than 100% hence MI certificate is required for the loan. However, MI certificate is missing."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file. 1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice 2. NY Interest Rate Disclosure 3. NY Hazard Insurance  Disclosure 4. Tax Escrow Account Designation 5. Mortgage Bankers and Exempt Organizations Preapplication 6. Part 80 Disclosure 7. Alternative Mortgage Transaction Disclosures 8. Co-Signer Notice Requirements 9. Default Warning Notice 10. Smoke Alarm Affidavit 11. New York Real Property Escrow Account Disclosure 12. Subprime Home Loan Counseling Disclosure 13. Subprime Home Loan Tax and Insurance Payment Disclosure 14. Subprime Home Loan Disclosure 15. Commitment Disclosure 16. Lock-in Disclosure 17. Expiration of Lock-in or Commitment Period"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment penalty rider is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing in the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "The Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65394473	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,633.70	12/xx/2023	xx	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	HELOC	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	620	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2020 12:00:00 AM	xx	xx	2.000%	xx	9/xx/2020 12:00:00 AM	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx

The chain of assignment has not been completed. The last assignment is from xx

There is one Mechanics Lien against the borrower in the favor of xx

The annual county taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received date is xx/xx/xxxx. The payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received date is xx/xx/xxxx. The payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

The loan was modified once since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrowers xx.  As per the modified terms, the new principal balance is xx and the deferred balance is $xxx,xxx.xx. The lender agrees to forgive $xx,xxx.xx. There are x steps of modification. The borrower has promised to pay, first in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx. The modification does not have a Balloon provision.

The foreclosure was initiated in the loan by referring to attorney on xx/xx/xxxx. The lis pendens was filed on xx. As per comment dated xx/xx/xxxx, contested matter was filed on xx/xx/xxxx. As per comment dated xx/xx/xxxx, entire contested case is resolved on xx/xx/xxxx. As per comment dated xx/xx/xxxx, a voluntary dismissal of the foreclosure has been filed.

As per comment dated xx/xx/xxxx, FEMA Disaster Moratorium declared on xx/xx/xxxx for Coronavirus Disease xxxx pandemic starting on xx/xx/xxxx. As per comment dated xx/xx/xxxx, the reason for default is curtailment of income.

As per comment dated xx/xx/xxxx, FEMA Disaster Moratorium declared on xx/xx/xxxx for Hurricane Dorian starting on x/xx/xxxx. However, no comments pertaining damage to the property were observed. As per comment dated xx/xx/xxxx, the subject property is owner occupied and borrower intent to keep the property.

Foreclosure Comments:The foreclosure was initiated in the loan by referring to attorney on xx. As per comment dated xx/xx/xxxx, entire contested case is resolved on xx/xx/xxxx. As per comment dated xx/xx/xxxx, a voluntary dismissal of the foreclosure has been filed.
Bankruptcy Comments:Not Applicable	The loan was modified once since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrowers xx and the deferred balance is $xxx,xxx.xx. The lender agrees to forgive $xx,xxx.xx. There are x steps of modification. The borrower has promised to pay, first in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx. The modification does not have a Balloon provision.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: The foreclosure was initiated in the loan by referring to attorney on 02/xx/2018. The lis pendens was filed on xx. As per comment dated 10/xx/2018, contested matter was filed on xx. As per comment dated 08/xx/2020, entire contested case is resolved on 08/xx/2020. As per comment dated 08/xx/2020, a voluntary dismissal of the foreclosure has been filed. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: 5 (Days)   Variance %:    Comment: The modification agreement was made on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan is fixed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.50000%   Tape Value: 6.00000%   Variance: -1.50000%   Variance %: -1.50000%   Comment: As per note the stated original rate is 4.500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000043210000000000000000   Tape Value: 009999999999   Variance:    Variance %:    Comment: The payment history string is 000444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000012340000   Tape Value: 999999999900   Variance:    Variance %:    Comment: The payment history reversed string is 444444444444444444444000.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The loan is refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 9436 (Days) Variance %: Comment: As per modification the stated maturity date is xx. Tape Source: Initial Tape Type:	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC disclosure is missing from the loan file."	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file , However the values are taken as note date and loan amount."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65660988	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,124.86	12/xx/2023	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,049.58	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	60	Refinance	xx	xx	Alternative	Yes	xx	xx	12.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	561	512	35.858%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2012	xx	Not Applicable	2.000%	xx	11/xx/2012	Financial Hardship	Updated title report dated x/xx/xxxx shows that, subject mortgage with (borrower) xx

Chain of assignment has not been completed; last assignment to xx.
No active judgment or liens have been found.
RE tax Status:
2nd installment of county taxes for the year xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx
No delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x months. The last payment was received on x/xx/xxxx. The next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is foreclosure. The sale date has been scheduled for xx/xx/xxxx.
The borrower has been delinquent for x months. The next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The loan was modified on xx/xx/xxxx. The modified principal balance is $xxx,xxx.xx. Information regarding reason for default has not found. Subject property is owner occupied.
According to servicing comments, the foreclosure action was initiated by filing the notice of default on x/xx/xxxx. Comment dated x/xx/xxxx indicates the sale has been scheduled for xx/xx/xxxx.  The notice of sale was sent on x/xx/xxxx. No further information was found.
No evidence of damage or repair to the property was found.

Foreclosure Comments:According to servicing comments, the foreclosure action was initiated by filing the notice of default on x/xx/xxxx. Comment dated x/xx/xxxx indicates the sale has been scheduled for xx/xx/xxxx.  The notice of sale was sent on x/xx/xxxx. No further information was found.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/x/xxxx. The modified principal balance is $xxx,xxx.xx. The borrower promises to pay monthly P&I in the amount of $xxx.xx and interest rate of x.xxx % beginning from xx/x/xxxx. The interest rate will increase by x.xx% till it reaches x.xxx%.Thereafter, it will remain constant till the maturity date xx/x/xxxx. Forgiven amount is $xxx,xxx.xx. Hence, the interest bearing amount is $xxx,xxx.xx.	Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 565 |-xx-xx-205 |-xx-| -36.28318% Comment: Original loan term is 360 months as per note. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is interest only period for first 60 months as per note.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Mod is step type.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 563   Variance: -203   Variance %: -36.05683%   Comment: Original loan term is 360 months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001210000   Tape Value: 998765432100000023234456   Variance:    Variance %:    Comment: Payment history string is 4444444444MMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000012100000000000000000   Tape Value: 654432320000001234587899   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMM4444444444   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 38.234%   Tape Value: 3525.000%   Variance: -3486.766%   Variance %: -3486.76600%   Comment: As per 1003, DTI is 28.234%   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of application is Limited cash out as per loan application. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is moderate due to TILA APR test fail."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 3.507%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "service transfer document is missing in the loan file."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 11/xx/2005. Notary's signature date on the Mortgage/Deed of Trust is 10/xx/2005. Note date is 10/xx/2005."	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65661081	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$893.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.341%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
No active judgments or liens found in updated title report.
The annual county taxes for the year xxxx are due in the amount of $xxx.xx dated on xx/xx/xxxx.
Review of updated payment history as of xx/xx/xxxx, the loan is currently performing. The last regular payment (P&I) has been made on xx in the amount of $xxx.xx for the due date of xx The UPB as of the date is in the amount $xx,xxx.xx.	Collections Comments:Review of updated payment history as of xx/xx/xxxx, the loan is currently performing. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx The UPB as of the date is in the amount $xx,xxx.xx. There are no BK and FC activity found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 30/360 |-xx-| |-xx-| Comment: Interest calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is Not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: 9/xx/2008   Tape Value: 11/xx/2005   Variance: 1009 (Days)   Variance %:    Comment: Prepayment penalty end date is 12/xx/2005.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months Loan Value: 36 Tape Value: 3 Variance: 33 Variance %: 1100.00000% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65868336	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$728.64	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.040%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	13.689%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx. which was recorded on xx
The chain of assignment has been completed. The current assignment is with xx
There are no active liens and judgments.
The annual county taxes for the year xxxx are due in the total amount of $xxx.xx.
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 30/360 |-xx-| |-xx-| Comment: Info updated as per the available doc. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the available doc.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Info updated as per the available doc.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Info updated as per the available doc.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Info updated as per the available doc. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "The home is not affixed.
According to the appraisal report at the time of origination, the subject property type is Mobile Home. There is no addendum to the appraisal that has been found in the loan file. However, latest tax report attached with updated title report dated 10/xx/2020 still shows separate tax assessment for land and xxlding. Neither final title policy has ALTA-7 endorsement attached with it nor does the mortgage have VIN/Serial number listed in it. It is unable to confirm whether subject property is affixed to the land. Latest driven by BPO report dated xx reveals that the subject property type is Mobile Home."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 12.200% Comparison data 7.300%Variance +4.900%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 12.200% Comparison data 7.430% Variance 4.770%.

This loan failed the documentation type test."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65913966	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$2,387.86	$8,776.38	12/xx/2023	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10-xx-2019	xx	xx	3.000%	xx	01-xx-2019	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx
The chain of assignment is completed as currently the assignment is with xx
As per updated title report (xx) there is a certificate of sale for unpaid municipal liens (water/Sewer/Utilities) in the amount of $xx against the subject property in the favor of xx
Update:
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is junior mortgage active against the subject property in favor of xx
There is certificate of sale for unpaid municipal lien active against the subject property in favor of Collector of the taxes of the County of xx in the amount of $xx which was recorded on x/xx/xxxx.
There are three judgments active against the borrower in favor of different plaintiffs in the amount of $xx. All were recorded on different dates.
4th half town taxes for xxxx have been past due (under xx-days) on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of xxxxxx.xx. The current interest rate is x.xx% with P&I in the amount of $xxx.xx.

Update:
As per the review of tape data payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The details of last payment received are not available. The current P&I is xxx.xx and interest rate is x.xxx%. The UPB is xxxxxx.xx.
Per PH, the borrower has been making interest only payment.
Collections Comments:Review of payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of xxxxxx.xx. The current interest rate is x.xx% with P&I in the amount of $xxx.xx.
The review of collection comments state that foreclosure was initiated in xxxx. The foreclosure file was referred to attorney on xx/xx/xxxx.The complaint was filed on xx/xx/xxxx & judgment was entered on xx/xx/xxxx. The sale was scheduled on xx/xx/xxxx. But as per comment xx/xx/xxxx the order vacating FJ was granted on xx/xx/xxxx. The doc is uploaded for review. The dismissal is being prepared for attorney review. As per comment xx/xx/xxxx the loan has been reinstated & foreclosure case is dismissed.
Foreclosure Comments:The review of collection comments state that foreclosure was initiated in xxxx. The foreclosure file was referred to attorney on xx/xx/xxxx.The complaint was filed on xx/xx/xxxx & judgment was entered on xx/xx/xxxx. The sale was scheduled on xx/xx/xxxx. But as per comment xx/xx/xxxx the order vacating FJ was granted on xx/xx/xxxx. The doc is uploaded for review. The dismissal is being prepared for attorney review. As per comment xx/xx/xxxx the loan has been reinstated & foreclosure case is dismissed.
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/xxxx and a new principal balance is $xxx,xxx.xx out of which amount of $xx,xxx.xxdeferred amount & amount of $xxx,xxx.xx is interest bearing amount. The step modification and the rate started from x.xx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. The rate changes in xsteps ending at x.xxx%.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Currently in Foreclosure? is Yes Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: 4/xx/2020   Variance:    Variance %:    Comment: Forbearance Plan Start Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Interest Only Period? is No   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 60   Variance:    Variance %:    Comment: Interest Only Term Months Count is Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Variance %:    Comment: Original Appraisal Date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Original Standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMM100000000000000000021   Tape Value: 043321000000   Variance:    Variance %:    Comment: Payment History String is 0MMMMMMMMMM0012MMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 120000000000000000001MMM   Tape Value: 000000133340   Variance:    Variance %:    Comment: Payment History String Reversed is MMMMMMMMM2100MMMMMMMMMM0   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Sales Price is Not Applicable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65943594	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.860%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	6.998%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently the assignment is with xx.
There are two judgments against the borrower xx.

The county annual taxes for the year of xxxx have been paid in the amount of $x.xx.

No prior year’s delinquent taxes have been found.
As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:As per the review of collection comments, the borrower is performing with the loan. As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.
The latest collection comment does not reflect the reason for default.
The modification agreement was made on x/xx/xxxx.
The review of the collection comment shows no indication of post-closing foreclosure activity. According to the xx the borrower Friend, Mary had filed bankruptcy under chapter-xx with the xx. The debtor was dismissed on xx.

There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower Friend, Mary had filed bankruptcy under chapter-xx with the xx. The POC was filed on xx.The schedule D of Voluntary petition dated xx. However, the unsecured portion is $x.xx. The debtor was dismissed on xx.	This Step modification agreement was signed between the borrowers xx with the lender xx on x/x/xxxx. The unpaid principal balance is $xx,xxx.xx. The lender agreed to forgive $x,xxx.xx. The interest rate x.xxx % which steps up in x steps ending at x.xxx %. The borrower promise to pay the monthly P&I of $xxx.xx to xrd step $xxx.xx beginning from x/x/xxxx till the maturity date x/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: According to the xx the borrower xx had filed bankruptcy under chapter-13 with the xx. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note document the interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal report at the time of origination is missing in the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal report at the time of origination is missing in the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000021223344444444444444   Tape Value: 000000005555432100032100   Variance:    Variance %:    Comment: The payment history string 000000004444444444444114   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444443322120000   Tape Value: 001230001434555500000000   Variance:    Variance %:    Comment: The payment history string reversed 411444444440000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: The final loan application is missing in the loan file.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 11080 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan files."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65945656	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,004.75	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.550%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	3.625%	xx	01-xx-2016	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was xx
The chain of assignment has not been completed. Currently, the mortgage is with xxwhich was recorded on xx However; it should be with xx
No active liens and judgments against the borrower/property.
Combined annual tax for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
Combined annual tax for the year xxxx is due in the amount of $x,xxx.xx on x/xx/xxxx.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx.
This modification agreement was made between borrower xx
As per the comment dated x/xx/xxxx, the reason for default is excessive obligations.
No latest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the casexx	This modification agreement was made between borrower xx	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy was filed. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data: $444,161.76 Comparison Data: $444,267.11 Variance: -$105.35
The finance charge is $444,267.11. The disclosed finance charge of $444,161.76 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: $444,161.76 Comparison Data: $444,267.11 Variance: -$105.35
The finance charge is $444,267.11. The disclosed finance charge of $444,161.76 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66205372	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,783.90	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	540	Not Applicable	28.452%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	4.000%	xx	01-xx-2013	Financial Hardship	As per the updated title report dated xx. The chain of assignment has been completed, currently the assignment is with xx. There are no active liens and judgment found against the borrower. 1st installment of town taxes for the year xxxx are paid in the amount of $xxxx.xx. The 2nd installment of town taxes will due on xx/xx/xxxx. No prior delinquency has been found.	According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx.The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xx%.The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx.The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount if $xxxx.xx with an interest rate of x.xx%.The current UPB I reflected in payment history for the amount of $xxx,xxx.xx. The loan has been modified since the origination. No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx. and the borrower xx, the new principal balance as per mod is xx The modified since P&I is in the amount of xx with an interest rate of xx The first payment was due on xx and the maturity date is xx modification does not contain balloon payment.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 608 |-xx-xx-248 |-xx-| -40.78947% Comment: Correct per Note Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Correct per Note   Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: N   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Borrower's Income Not Impacted by Covid-19   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Correct per Application   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66442856	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,916.36	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.244%	361	361	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2009	xx	Not Applicable	4.500%	xx	01-xx-2009	Financial Hardship	The review of the updated title report dated xx. The Chain of assignment has not been completed. The last assignment is with xx. No active liens and judgments are found against borrower. Taxes: • County taxes for the year xxxx have been paid on xx/xx/xxxx in the amount of $ x,xxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is the borrower is current with the loan. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxxand the next due date for payment is x/xx/xxxx .The P&I is in the amount of $xxx.xxand PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The Loan current status is Performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxxand the next due date for payment is x/xx/xxxx .The P&I is in the amount of $xxx.xxand PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. The borrower has been making payment as per Loan modification agreement was made on xx The agreement made between the borrowers xx and lender is (xx.). The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per loan modification agreement is xx There are x steps of modification. Borrower promises to pay and the xst step is $xxx.xx monthly with a modified interest rate x.xxx % beginning from xx .xnd step is $xxx.xx monthly with a modified interest rate x.xxx % beginning from xx xrd step is xx monthly with a modified interest rate x.xxx % beginning from xx .xth step is $xxx.xx monthly with a modified interest rate x.xxx % beginning from xx xth step is $xxx.xx monthly with a modified interest rate x.xxx % beginning from xx . xth step is $xxx.xx monthly with a modified interest rate x.xxx % beginning from xx xth step is $xxx.xx monthly with a modified interest rate x.xxx % beginning from xx borrower making payment as per last step ie. xth Step. According to collection comment dated xx RFD is the borrower had lost her job and she is not working at part time due to covid-xx. The subject property has been occupied by the owner. The borrower's intention is to keep the property. No evidence has been found regarding litigation and contested matter. No evidence has been found regarding Bankruptcy and foreclosure. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The borrower has been making payment as per Loan modification agreement was made on xx The agreement made between the borrowers xx and lender is (xx.). The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per loan modification agreement is xx There are x steps of modification. Borrower promises to pay and the xst step is $xxx.xx monthly with a modified interest rate x.xxx % beginning from xx which will step up in x steps up to x.xxx%. This modification does not contain balloon provision.	Affiliated Business Disclosure Condo/PUD Rider Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 361 Tape Value: 545 |-xx-xx-184 |-xx-| -33.76146% Comment: As per note, loanamortization terms months are 361 months. However, the tape data reflects 545 months. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $612.43   Variance: $-612.43   Variance %: -100.00000%   Comment: As per modification,the mod doesn’t contain deferred balance. However, the tape data reflects deferred balnce in the amount of $612.43.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per Note note, the loan amortization type is step. However, tape reflects fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Condo / PUD rider Missing (Lvl 2)     "PUD rider is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file. 1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3. TILA Disclosures in Spanish 4. Home Equity Consumer Disclosure 5. Home Equity Loan Interest and Fees Preclosing Disclosure   6. Home Equity Loan Copies of Documents 7. Home Equity Loan Rescission Notice 8. Fair Market Value of Homestead Property Acknowledgment 9. Home Equity Loan Notice of Address for Borrower Notification of Violation 10. Choice of Insurance Notice 11. Collateral Protection Insurance Disclosure 12. Non-Deposit Investment Product Disclosure Are there any promotional materials? 13. Insurance Solicitation/Post Commitment Requirement 14. Construction Loan Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value as the supportive document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date as per HUD-1 is xx which is later than Note date xx		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66519639	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	714	49.367%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed as no assignment has been done by MERS as nominee for xx
There is a junior mortgage in the favor of xx
No active judgment or liens have been found.
The current tax status needs to follow.	The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is x/xx/xxxx. The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx. The comment dated x/xx/xxxx states that the borrower lost business due to COVID-xx and the borrower was requesting x months forbearance plan. The forbearance plan was offered to borrower which was effective on x/xx/xxxx till x/xx/xxxx. The forbearance extension was approved for x months with an ending date of xx/xx/xxxx. The forbearance extension was again approved for x months with an ending date of x/xx/xxxx. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Post-Close DTI per 1003 Loan Value: 49.367% Tape Value: 0.494% |-xx-| 48.873% |-xx-| 48.87300% Comment: As per calculations DTI is 49.367%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Borrower in forbearance and Tax payment are incorrectly calculated. Borrower has provided the payments of 10 months from his business to exclude the debt, but guidelines require 12 months"
* Missing proof of hazard insurance (Lvl 3) "Hazard Insurance Policy is missing in the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.367% as the Borrower income was $9,005.75 and total expenses are in the amount of $4,445.86 per AUS/DU (xx) and its recommendation is “Approve/Eligible” at a DTI of 49.37%.

Loan also failed for Qualified Mortgage Lending Policy Points and Fees Test.

Qualified Mortgage Points and Fees Test: Fail    Charged  :  $13,367.60    Allowed  :  $11,487.01   Over by  :  +$1,880.59."
																																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, this loan is not failing Federal, State, or local predatory lending laws. There is no assignee liability since it did not exceed those thresholds."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66730545	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,333.62	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.740%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	649	541	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2018 12:00:00 AM	xx	Not Applicable	6.000%	xx	01-xx-2018	Financial Hardship	According to the Pro-title report dated xx
The chain of the assignment has been completed. Currently the assignment is with xx
There is a judgment against the borrower in the favor of xx
The combined fourth installment taxes of xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
The combined first and second installments taxes of xxxx are due in the amount of $x,xxx.xx each on x/xx/xxxx and on x/xx/xxxx respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The unpaid principal balance reflected in the payment history is in the amount of $xxx,xxx.xx till the due date x/xx/xxxx.	Collections Comments:As per the collection comments as of x/xx/xxxx, the loan is in collections.
According to the payment history as of x/xx/xxxx, the borrower is delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The unpaid principal balance reflected in the payment history is in the amount of $xxx,xxx.xx till the due date x/xx/xxxx.
The reason for default is unemployment.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx
The unpaid principal balance was xx with the interest rate of x.xx%. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx The maturity is xx
Also, there is a balloon rider and modification rider attached with this modification.
Affiliated Business Disclosure Credit Application Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Missing Application   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "CE Risk Indicator is Significant as the loan is failing xx."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "CE Risk Indicator is Significant as the loan is failing xx. Provided Grace period is 10 days while allowed is 15 days. To cure this violation the Grace period should be changed to allowable days."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66788057	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,554.76	12/xx/2023	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.090%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	803	51.845%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	Not Applicable	2.000%	xx	01-xx-2012	Financial Hardship	As per the updated title report dated xx/xx/xxxx, shows that the subject mortgage was xx.

The chain of assignment has been completed. The last assignment is with xx.

No active judgments or liens found.

The 1st installment of county jurisdiction tax for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.

The 2nd installment of county jurisdiction tax for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.

No prior year delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated xx.
There is a junior mortgage that was xx.
The first and second installments of county taxes for xxxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx.

Update:
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

The loan has been modified.
Collections Comments:The loan is currently in performing. The payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

As per comment dated x/xx/xxxx, the trial plan to begin from xx/xx/xxxx to xx/xx/xxxx, with monthly amount of $x,xxx.xx.

As per comment dated x/xx/xxxx, the reason for default is other.

The subject property is owner occupied.

As per comment dated xx/xx/xxxx, new claim reported by borrower. The property was damaged due to the Wind/Hall on xx and the total damaged amount was xx. The Check received on xx with xx with amount of xx. As per comment dated xx inspection results received on xx forxx. xx% of repairs completed. As per BPO report the subject property is in good condition with no repairs seen as needed.
Foreclosure Comments:The foreclosure was initiated in the loan. As per sellers tape data the complaint was filed on xx/xx/xxxx. The sale was schedule for xx/xx/xxxx. However, the sale was put on hold as the borrower filed bankruptcy on xx and the bankruptcy was terminated on xx. As per comment dated x/xx/xxxx, motion to dismiss foreclosure was filed on xx and it was granted, completed on xx.
Bankruptcy Comments:According to the xx the borrower xx had filed bankruptcy under chapter-xx with the xx. The plan was confirmed on xx. The case was discharged on xx and terminated on xxx The POC was filed by Rushmore Loan Management Services on xx/xx/xxxx, with the claim amount of $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.

The schedule D of xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx, however, the unsecured portion is xx. There is no comment indicating a cram down.
The loan was modified once since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower xx and lender xx. As per the modified terms, the new principal balance is xx and lender agrees to forgive $xx,xxx.xx. There are x steps of modification. The borrower has promised to pay, first in the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx. The maturity date is xx. The modification does not have a xx provision.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 472 |-xx-xx-112 |-xx-| -23.72881% Comment: As per note the amortization term months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: bankruptcy is yes.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: currently in foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan is Neg ARM.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: Unavailable   Tape Value: 11/xx/2012   Variance:    Variance %:    Comment: As per note the first pay change date is 5/xx/2008.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Unavailable   Tape Value: 11/xx/2012   Variance:    Variance %:    Comment: As per note the first rate change date is Not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 472   Variance: -112   Variance %: -23.72881%   Comment: As per note the loan origination maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan is Neg ARM.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 7.09000% Tape Value: 3.50000% Variance: 3.59000% Variance %: 3.59000% Comment: As per note the original stated rate is 7.090%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Colorado State. The following required state disclosures are missing from the loan file.
1. Cash-Out Refinance Disclosure
2. Property Insurance Disclosure
3. Colorado Notice to Cosigner
4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date as per the final HUD1 is xx which is different from the Note date of xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66946219	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,365.58	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	64.154%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx. No active judgments or liens have been found. Annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.	The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
At the time of origination borrower was working as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	3: Curable	* DU/GUS/AUS has issues or conditions (Lvl 3) "As per available Axx, the AUS has submitted excessive number of times. The DU has submitted 27 times."
* Income documentation does not meet guidelines (Lvl 3)     "Missing last two years signed income tax returns and W2s.  Missing last two years tax transcripts."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, the Investor questioned overtime income used for qualification as recent pay stubs do not include overtime. Review found borrower changed from hourly to salaried position with higher income and borrower confirmed that she is no longer is eligible for overtime. Overtime continuance is not addressed on the work number electronic verifications. Removing OT income increases DTI from 46% to 49% and DU findings change to Refer with caution. As per document located at "xx", the borrowed was qualified for the loan using OT income however, DU has re-ran with OT as borrower recently received a promotion. The regional underwriting Manager has reviewed the file stating that the loan will not work without the OT. Also, ran the LP but findings are caution."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "The loan was closed on 12/xx/2018; however, available AUS located at "xx submitted on 01/xx/2019. AUS (Final AUS) prior to closing date should be in loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The calculated Borrower income is $4707.02 and total expenses are in the amount of $2865.76. The Final AUS is missing from the loan file. However, AUS/DU (Loxx6) has submitted after closing and its recommendation is “Refer with Caution” with a DTI of 49.47%. Missing last two years signed income tax returns and W2s. We hve considered the lowest income of borrower due to which the DTI has increase from 49.47% to 64.154%. SOL expired, downgraded to LVL2."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the qualified mortgage DTI threshold test. ( 12 CFR §1026.43(e)(2)(vi) )
This loan has a qualified mortgage DTI of 64.154%.
A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent, calculated in accordance with Appendix Q. SOL expired, downgraded to LVL2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 64.154%, the calculated Borrower income is $4707.02 and total expenses are in the amount of $2865.76. The Final AUS is missing from the loan file. However, AUS/DU (xx) has submitted after closing and its recommendation is “Refer with Caution” with a DTI of 49.47%. SOL expired, downgraded to LVL2."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67008524	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$576.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	181	181	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	467	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/xx/2020	xx	Not Applicable	8.250%	xx	04/xx/2020	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of the assignment has not been completed. No assignments found. The latest assignment should be with xx No active judgments or liens found against the borrower.
Annual county taxes for the year of xxxx have been due total in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx. The last payment received on xx/xx/xxxx payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Collections Comments:The loan is in bankruptcy.
According to the payment history as of xx/xx/xxxx. The last payment received on xx/xx/xxxx payment applied date was  xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The property is owner occupied and in good condition. No information has been found related damage or repairs.

Update:
The current status of the loan is performing.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current UPB is $x,xxx.xx.
No foreclosure evidence has been found.
As per the collection comment dated xx the arrears were paid in full. The bankruptcy case was discharged. Further details not provided.
No damage or repairs have been found.
..

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx. POC was filed by xx in the secured claim amount of xx and an arrearage in the amount of xx Chapter xx plans was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxx.xx monthly. This plan was confirmed on xx

Update:
As per the collection comment dated xx the arrears were paid in full. The bankruptcy case was discharged. Further details not provided.	According to the modification, the loan was modified on x/x/xxxx in between the borrower xx and xx and lender xx. The new modified principal balance per modification is in the amount of $xx,xxx.xx with interest rate starting at x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning on x/x/xxxx. The maturity date reflects per modification is x/x/xxxx.

Credit Application	xx:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per Note the Interest Calculation type is 360/360. However tape reflect it as In Arrears.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per Collection there is no foreclosure so REO is Not Applicable. However tape reflect it as No.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000010000000000000   Tape Value: 000367645555555666666666   Variance:    Variance %:    Comment: As per Payment History the string is 000000000000000000000000. However tape reflect it as 00036764555555556666666666666.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000010000000000   Tape Value: 666666666555555546703000   Variance:    Variance %:    Comment: As per Payment History the string reversed is 000000000000000000000000. However tape reflect it as 6666666665555555546703000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $24987.35   Tape Value: $22144.25   Variance: $2843.10   Variance %: 12.83899%   Comment: As per Modification the principal balance is $22,144.25. However tape reflect it as $22,144.25.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per loan documents the application is missing so purpose per refinance is Lower rate or term. However tape reflect it as Cash-Out Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																																				xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Application is missing from the loan file." * Credit Score for borrower is less than 500 (Lvl 2) "Credit score for borrower is less than 500."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67071923	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,515.42	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.000%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	43.458%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	2.000%	xx	01-xx-2016	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
There are x Judgments of record:
- x are withxx.
- The 3rd Judgment is with xx.
The Annual Tax Amount is $x,xxx.xx. The xxxx/xxxx County 2nd Installment Taxes are due by xx/xx/xxxx in the amount of $x,xxx.xx.	The loan is current and next due for the x/xx/xxxx payment. The last funds were received on x/xx/xxxx in the amount of $x,xxx.xx and were applied to the June and July xxxx payments. The current UPB as of the date is in the amount of $xxx,xxx.xx. The payment history also reflects a "xnd Mortgage" for $xx,xxx.xx which is deferred interest from the loan being modified.	Collections Comments:The loan is current and the next payment is due on x/xx/xxxx. The last funds were received on x/xx/xxxx in the amount of $x,xxx.xx and were applied to the June and July xxxx payments. The current UPB as of the date is in the amount of $xxx,xxx.xx. The payment history also reflects a "xnd Mortgage" for $xx,xxx.xx which is deferred interest from the loan being modified.

The loan has been modified at least x times; on xx to a step rate with a new principal balance of $xxx,xxx.xx out of which $xx,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from x/xx/xxxx for x years then steps up to x% for x year then x.x% for the remaining term; the new maturity date is x/xx/xxxx.
Servicing comment dated x/xx/xxxx reflects the borrower called in and stated spouse contracted COVID-xx and is in the hospital.  They are unable to make any payments at this time.  The servicer advised of docs needed to review the loan.
The debtors xx filed Bankruptcy under Chapter-x on xx.  The debtors were discharged on xx.  A MFR was granted on xx/xx/xxxx for the subject property.
The latest BPO provided in the file is dated xx/xx/xxxx and reflects the property is occupied and in axxge condition with an as is value of $xxxk.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtors xx. The debtors were discharged on xx. A MFR was granted on xx for the subject property.	The loan has been modified at least x times; on xx to a step rate with a new principal balance of $xxx,xxx.xx out of which $xx,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from x/x/xxxx for x years then steps up to x% for x year then x.x% for the remaining term; the new maturity date is x/x/xxxx.	Affiliated Business Disclosure Credit Report Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 587 |-xx-xx-227 |-xx-| -38.67120% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Loan is in bankruptcy.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -639 (Days)   Variance %:    Comment: Doc date of last modification is 7/xx/2016.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 587   Variance: -227   Variance %: -38.67120%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 002110000000000000000000   Tape Value: 011000765433211000000000   Variance:    Variance %:    Comment: Payment history string is 011m0012344443mmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000011200   Tape Value: 000000000212334567010110   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmmm3444432100m110.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 51.279%   Tape Value: 4910.000%   Variance: -4858.721%   Variance %: -4858.72100%   Comment: Post close DTI per 1003 59.732%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refinance per application is cash out - other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is "Elevated" as this loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67091449	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,085.70	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	653	661	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.

No assignment has been found.

No active liens and judgments have been found against the borrower and subject property.

Combined annual tax has been paid on xx/xx/xxxx in the amount of $xxxx.xx.

No, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the loan is performing and next due date for payment is x/xx/xxxx. The last payment received on x/xx/xxxx in the amount of $x,xxx.xx. Current P&I is $xxx.xx and interest rate is x.xxx%. The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The loan is in Collections.

According to the payment history as of xx/xx/xxxx, the loan is performing and next due date for payment is x/xx/xxxx. The last payment received on x/xx/xxxx in the amount of $x,xxx.xx. Current P&I is $xxx.xx and interest rate is x.xxx%. The UPB reflected as per the payment history is in the amount of xx.

Bankruptcy was not filed.

In the latest xx months no details have been found regarding foreclosure.

As per collection comment dated x/xx/xxxx, the reason for default was unemployment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Does Lender G/L Require MI is No. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Ease risk indicator is "Elevated".
The HOEPA higher-priced mortgage loan test is fail.
Loan Data is 5.330% and Comparison Data is 5.120% hence Variance is +0.210%. This loan failed the HOEPA higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Good Faith Estimate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67160029	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$7,310.52	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	59.762%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2019	xx	Not Applicable	3.750%	xx	12/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx which was recorded on xx The chain of assignment has been completed. The last assignment was done from xx which was recorded on xx
There are nine active water/sewer liens against the subject property in the favor of xx for the total amount of xx which was recorded on different dates.
There is active Tax Lien (Real Estate) against the subject property in the favor of xx for the total amount of xx which was recorded on xx
There is active civil judgment against the borrower in the favor of xx for the total amount of xx which was recorded on xx
There is active hospital line against the borrower in the favor of xx for the total amount of xx which was recorded on xx	The payment history as of x/xx/xxxx shows that the borrower is delinquent for xx months and next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of $xxx,xxx.xx. As per tape data current Interest Rate is x.xxx%.	Collections Comments:The subject loan is currently in payment plan. The payment history as of xx/xx/xxxx shows that the borrower is delinquent for xx months and next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of $xxx,xxx.xx. As per tape data current Interest Rate is x.xxx%. The loan was modified with an effective date of xx and as per the mod the new principal balance is xx to a step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx which had begun from xx/xx/xxxx with a new maturity date of xx The rate changes in x steps ending at x.xxx %. The reason for default is unemployment. According to the collection comment dated xx/xx/xxxx, the borrower’s I’ve been impacted COVID-xx, Covid-xx FB Plan follow up email was send. As per servicing comments dated xx/xx/xxxx, borrower wants zero interest rate for covid-xx. No further information found. The subject property is occupied by the subject borrower and in axxge condition. No any damages have been found to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/xxxx and as per the mod the new principal balance is $xxx,xxx.xx to a step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx which had begun from xx/x/xxxx with a new maturity date of xx/x/xxxx. The rate changes in x steps ending at x.xxx %.	Affiliated Business Disclosure	Field: Doc Date of Last Modification Loan Value: 11/xx/2019 Tape Value: 11/xx/2019 |-xx-xx-4 (Days) |-xx-| Comment: Doc date of Last modification is 11/xx/2019. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2019   Tape Value: 12/xx/2022   Variance: -1096 (Days)   Variance %:    Comment: Mod Step 1 Date is 12/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.750%   Tape Value: 4.750%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 1 Rate is 3.750%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 12/xx/2022   Tape Value: 12/xx/2023   Variance: -365 (Days)   Variance %:    Comment: Mod Step 2 date is 12/xx/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.750%   Tape Value: 5.750%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 2 rate is 4.750%   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 12/xx/2023   Tape Value: 12/xx/2024   Variance: -366 (Days)   Variance %:    Comment: Mod Step 3 Date is 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 5.750%   Tape Value: 6.750%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 3 Rate is 5.750%   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 12/xx/2024   Tape Value: 12/xx/2025   Variance: -365 (Days)   Variance %:    Comment: Mod step 4 Date is 12/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 6.750%   Tape Value: 7.500%   Variance: -0.750%   Variance %: -0.75000%   Comment: Mod Step 4 Rate is 6.750%   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Appraised Value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original Standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx  Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: purchase   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Cash out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: purchase Variance: Variance %: Comment: Purpose per application is Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on xx shall be deemed on and after xx, to be a mortgage lender license.
As of xx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no
longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Connecticut license validation test."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67253809	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,816.08	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	739	683	56.399%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage xx.
 The chain of assignment has been completed as the mortgage is currently with xx.
No active judgments or lien have been found against the borrower or subject property.
The county taxes for xxxx (1st installment) have been paid off in amount of $xxx.xx.
The county taxes for xxxx (2nd installment) are due in amount of $xxx.xx.
No prior delinquent taxes have been found.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:Comments:
xx
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The latest payment history reflects the UPB in the amount of xx.
The loan has not been modified since origination.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
At time of origination Borrower is working as xx.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
No visible damages/repairs have been found in available collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000004444   Tape Value: 000000000000000001234   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444400000000000000000000 Tape Value: 432100000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated Business Disclosure is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "FHA Loan Transmittal missing from loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.360% as the Borrower income was xx and total expenses are in the amount of xx per AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” at a DTI of 56.36%."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "FHA MIC missing from loan file."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67267969	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,621.56	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	643	647	40.320%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender MERS as nominee for xx in the amount of xx which was recorded on xx.

The chain of assignment has not been provided with the Updated title report. Currently, the assignment is with original lender xx

There is an active mortgage prior to the subject Mortgage, in the favor of xx recorded on xx for the amount of xx.

There is one junior mortgage against the subject property in the favor of xx in the amount of xx which was recorded on xx.

The first and second installment combined taxes of the year xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
Currently the borrower is working at xx as a xx from x.x years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to determine.
The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower 1 Current Employer 1 Position/Type of Business Loan Value: xx Tape Value: xx Comment: N.A. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No MI   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 40.320% Tape Value: 0.403% Variance: 39.917% Variance %: 39.91700% Comment: Calculated DTI is 40.835%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "**Duplicate Finding**
1. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is Moderate due to This loan failed the charges that cannot increase test due to Initial LE dated 8/xx/2019 reflects the Transfer Taxes as $469.00, however, the Final CD dated 9/xx/2019 reflects Transfer Taxes fee at $1,151.30. There is a total fee increase of $682.30 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test due to Initial LE dated 8/xx/2019 reflects the Transfer Taxes as $469.00, however, the Final CD dated 9/xx/2019 reflects Transfer Taxes fee at $1,151.30. There is a total fee increase of $682.30 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing the following alerts:

1. The subject loan is a FHA & it's not eligible for insuring since the subject property was sold on xx and the provided sales contract (Locator#xx  Page#138) was signed on 8/xx/2019. Making it uninsurable due to being a property flip.

2.  The Borrower's FICO was dropped from 653 to 566 with new collection account and obtaining a new car loan."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67450662	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,153.16	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.550%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	26.509%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of $xx in favor of xx

The chain of assignment is completed.

No active judgments/liens.

xxxx county 1st installment taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county 2nd installment taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

No prior year delinquent taxes have been found.
Review of the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Loan currently is in collections. Review of the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
No evidences are available in the latest xx months servicing comments regarding Bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of $x,xxx.xx. with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. The P&I as per updated payment history as of the date is $x,xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 502 |-xx-xx-142 |-xx-| -28.28685% Comment: Amortization Term Months(CE, S&P) is 360 months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is no.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 7/xx/2009   Variance:    Variance %:    Comment: Doc date of Last Modification is unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is unavalilable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 502   Variance: -142   Variance %: -28.28685%   Comment: Loan original maturity terms is 360 months.   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000000000001011100001000   Tape Value: 222222211000010143221321   Variance:    Variance %:    Comment: Payment history string is 212222m44444444444444m4m but tape data shows 22222222222110000010143221321.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000100001110100000000000   Tape Value: 123122341010000112222222   Variance:    Variance %:    Comment: Payment history string reversed is m4m4444444444444m222212 but tape data shows 123122341010000112222222.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 21.074%   Tape Value: 2645.700%   Variance: -2624.626%   Variance %: -2624.62600%   Comment: Post-Close DTI per 1003 is 21.074%.   Tape Source: Initial   Tape Type:
xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note is missing from the loan file. The loan modification /AOT /COT are also missing from the loan file. However, the values are updated from the tape data."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67517132	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,597.50	12/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	33.814%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignee is xx
The county taxes for xxxx are due in the amount of $xx,xxx.xx.
No prior year delinquent taxes have been found.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
xx

The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
The loan has not been modified since origination.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
xx
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Update:
Foreclosure:
As per comment dated x/xx/xxxx, the foreclosure was cancelled on x/xx/xxxx due to loan modification. Further details not provided.

Modification:
As per comment dated x/xx/xxxx, the modification agreement was made on x/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx. The borrower promises to pay $x,xxx monthly with a modified interest rate of x.x% beginning from xx/xx/xxxx with a maturity terms of xxx months.

Foreclosure Comments:
As per comment dated x/xx/xxxx, the foreclosure was cancelled on x/xx/xxxx due to loan modification. Further details not provided.

Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: xx |-xx-| 1405 (Days) |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -10 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, Bank statements falsely represented. This is an old indem that we signed in 2015. The borrower is now delinquent and we are required to re purchase the loan within 60 days. No such information has been found in the loan file."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(a) or memorialized comment by the Loan Officer."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67634472	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,639.15	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	6/xx/2012 12:00:00 AM	xx	Not Applicable	2.000%	xx	7/xx/2012 12:00:00 AM	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with xx. Chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx There is a senior mortgage in the amount of xx which was recorded on xx in the favor of xx. No active judgments or liens have been found. 1st and 2nd installment taxes for the year of xx have been paid in the amount of xx No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. No evidence is found for the post-closing foreclosure. No records for bankruptcy have been found. The RFD is car accident. As per the comment dated xx the borrower stated that he doesn’t afford the payment and accepted the FB plan. The comment dated xx states the Fb plan was removed. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was signed between the borrower xx and the lender xx on xx The UPB is xx The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx The maturity is xx	1-4 Family Rider Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: MI certificate is not required. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 2   Tape Value: 3   Variance: -1   Variance %: -33.33333%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000121122   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 221121000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 273 (Days) Variance %: Comment: As per the mod, the stated matruity is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The HUD-1 available in the loan file located at” xx , the settlement past and 1200 section is missing."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing required 1-4 family rider (Lvl 2)     "The 1-4  rider is  misisng from the loan file."
* Mortgage Riders incomplete / inaccurate (Lvl 2)     "The 1-4  rider is misisng from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67659364	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,586.63	12/xx/2023	Unavailable	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	VA	ARM	Not Applicable	Refinance	Not Applicable	Not Applicable	No Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/xx/2012	xx	Not Applicable	3.750%	xx	07/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment is incomplete as the assignment of mortgage is currently with the xx

There is junior mortgage in the favor of xx
 No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes of xxxx have been paid in the amount of $ xxxx.xx.
Combined annual taxes of xxxx have been paid in the amount of $xx.xx.
No, any prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. Current interest rate is x.xxx% and P&I of $xxx.xx.	Collections Comments:Loan is in foreclosure.

According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. Current interest rate is x.xxx% and P&I of $xxx.xx.

The foreclosure was initiated in xx and refer date is unable to determine. Complaint was filed on xx Service was completed on xx Judgment was entered on xx As per comment dated xx foreclosure file put on hold due to moratorium.No other information has been found regarding the same.

The subject property is owner occupied. No damage and repairs have been found.

The borrower xx had bankruptcy under xx. The POC was filed by creditor on xx for the secured claim amount is xx and arrearage amount is xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx As per the case summary the debtor was dismissed on xx and terminated on xx

No evidence has been found regarding the foreclosure.

Foreclosure Comments:The foreclosure was initiated in xx and refer date is unable to determine. Complaint was filed on xx Service was completed on xx  The judgment was entered on xx As per the comment dated xx foreclosure file was put on hold due to moratorium. No other information has been found regarding the same.
Bankruptcy Comments:The borrower xx had bankruptcy under xx. The POC was filed by creditor on xx for the secured claim amount is xx and arrearage amount is xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx As per the case summary the debtor was dismissed on xx and terminated on xx	As per the modification agreement which was made on x/xx/xxxx between the borrower and lender. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx % beginning on x/x/xxxx till maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Info updated as per doc. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: xx History and servicing comments   Tape Value: Yes   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI not required.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 461   Variance: -101   Variance %: -21.90889%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: xx
Field: Payment History String   Loan Value: 000000000000000000004444   Tape Value: 555555555555   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444400000000000000000000   Tape Value: 555555555555   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance per application is unavailable. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67759564	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$11,915.91	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	43.852%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	2.000%	xx	01-xx-2013	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with lender xx which was recorded on xx.
The chain of the assignment has not been completed. Currently, the mortgage is with xx which was recorded xx. However, the assignment is missing to xx
There is a junior mortgage in the favor of xx which was recorded on xx.
There is a junior mortgage in the favor of xx which was recorded on xx.
There are x civil judgments for the total amount of $xx against different plaintiffs which were recorded on different dates.
The first, second and third installment town taxes of xxxx have been paid in the total amount of $xxxx.
The fourth installment town taxes of xxxx are due in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the next due date for the payment is x/xx/xxxx. The borrower xx had filed the bankruptcy under chapter xx with the case xx xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim amount of xx and the arrearage amount is $xx,xxx.xx. According to the order confirming chapter xx plan, the debtor shall pay $xxxx for x months and then $xxxx for xx months. Schedule-D in Voluntary petition shows that $xxx,xxx as unsecured portion out of claim amount of xx as the value of the collateral is reflected as $x. No comment indicating a cram down has been found. As per the BPO report located at xx dated xx, the subject property As Is sales price is xx. The date of the last filing the bankruptcy was xx. The foreclosure was initiated and according to the updated title report located at xx, the complaint was filed on xx. As per the comment dated xx/xx/xxxx, the judgment was entered on xx and the sale was scheduled on xx. The borrower xx had filed the bankruptcy under chapter xx with the case# xx on xx. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of xx till the due date of x/xx/xxxx. As per the comment dated xx, the borrower’s income was impacted by COVID-xx due to unemployment. No further details have been found. The loan modification agreement was made between the borrower xx and the lender xx on xx. The loan has been modified once since origination. No damage and repairs have been found.

//Update- As per comment dated x/xx/xxxx, the BK filed on xx under chapter xx. As per comment dated x/xx/xxxx, the case was dismissed xx. No further details were provided.

Foreclosure Comments:The foreclosure was initiated and according to the updated title report located at xx. the complaint was filed xx. As per the comment dated xx/xx/xxxx, the judgment was entered xx and the sale was scheduled xx. The borrower xx had filed the bankruptcy under chapter xx with the case xx. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower xx  had filed the bankruptcy under chapter xx with the case# xx and the plan was confirmed on xx.The POC was filed on xx with the secured claim amount of xx  and the arrearage amount is $xx,xxx.xx. According to the order confirming chapter xx plan, the debtor shall pay $xxxx for x months and then $xxxx for xx months. Schedule-D in Voluntary petition shows that xx as unsecured portion out of claim amount of xx as the value of the collateral is reflected as $x. No comment indicating a cram down has been found. As per the BPO report located at xx, the subject property As Is sales price is xx. The date of the last filing the bankruptcy was xx.

The loan modification agreement was made between the borrower xx. The modified UPB is $xxx,xxx.xx with an interest rate of x.xxx % and a P&I of $x,xxx.xx. The first payment started from xx with the maturity date of xx. There is no provision for the balloon payment and it has x modification steps. The deferred balance is $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower #1 Middle Name Loan Value:xx Comment: Borrower #1 Middle name is xx Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Variance:    Variance %:    Comment: Case# is xx
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Post close foreclosure found.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value:xx  Variance: -1796 (Days)   Variance %:    Comment: Mod Step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 rate is 2%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx Variance: -335 (Days)   Variance %:    Comment: Mod Step 1 date is xx  Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 3.625%   Variance: -0.625%   Variance %: -0.62500%   Comment: Mod step 2 rate is 2%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000004444444400002101   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 101200004444444400000000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: Payment history string reversed is 444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test.
This loan failed the TILA APR test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.300%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of New Jersey. The following state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.xx Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67769686	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,244.28	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.642%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	xx	Not Applicable	2.000%	xx	01-xx-2020	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx which was recorded on xx with xx The chain of assignment is complete. Active judgments and liens found pending are as follows: There is junior mortgage against subject property which is in the amount of xx recorded on xx and filed by xx There are two civil judgments against borrower which is in the total amount of xx Annual county taxes for the year of xx have been paid in the amount of xx No delinquent taxes have been found for the prior years.	Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making regular payments. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.	Collections Comments:Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making regular payments. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx. As per the collection comment xx property had significant damages. Cost of damage is unavailable. No details were found regarding the insurance claim. Details regarding repairs are unavailable. No further information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a fixed rate conventional mortgage with P&I of $x,xxx.xx along with interest rate of x.xxx% till the maturity date of xx The current P&I as per the latest payment history as of xx is $xxx.xx and rate of interest is x.xx%, the tape data indicates the latest modification was made on xx The required modification agreement is missing from the loan file.

Credit Report Mortgage Insurance	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: xx |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 365/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001000102100210210   Tape Value: 008888876543210000010000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 012012001201000100000000   Tape Value: 000010000212345678888800   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 8125 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.
Prohibited Fees Test: FAIL Loan Data $200.00 Comparison Data $0.00  Variance+$200.00."
* MI, FHA or MIC missing and required (Lvl 2)     "The required MI certificate is missing from the loan file."
																																																																																																								* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable
67881352	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$211.26	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.560%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	9.080%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of assignment has been completed. Currently the assignment is with xx which was recorded on xx
There is active state tax lien ageist the borrower xx in the favor of xx for the amount of $xx which was recorded on xx

The county first installment taxes for the year of xxxx have been paid in the amount of $xxx.xx.
The county second installment taxes for the year of xxxx have been due in the amount of $xxx.xx.

No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx and an interest of x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of collection comments, the loan is in collection. According to a review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx and an interest of x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.

The latest collection comment does not reflect the reason for default.
This Step modification agreement was signed between the borrowers xx with the lender xx on xx
 The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrowers xx with the lender xx on xx. The unpaid principal balance is $xx,xxx.xx. The interest rate x.xxx % which steps up in x steps ending at xx.xxx %. The borrower promise to pay the monthly P&I of $xxx.xx to x step $xxx.xx beginning from xx till the maturity date xx	Credit Application Credit Report Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note document the interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification the loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000121001232110000444   Tape Value: 100005443222222100099987   Variance:    Variance %:    Comment: The payment history string 000444444422221244444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444000011232100121000000   Tape Value: 789990001222222344500001   Variance:    Variance %:    Comment: The payment history string reversed 444444442122244444444000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 12104 (Days) Variance %: Comment: Stated maturity date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $67,520.62. The disclosed finance charge of $67,483.10 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $67,483.10 Comparison Data $67,520.62 Variance-$37.52"
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. xx Collateral Protection Insurance Notice 1
2. Co-Signer Notice
3. Financial Institution Insurance Disclosure
4. Non-Deposit Investment Product Disclosure
5. Financial Institution Insurance Disclosure
																																																																																																								6. Non-Deposit Investment Product Disclosure"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67886515	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,590.61	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	9/xx/2018 12:00:00 AM	xx	xx	4.500%	xx	01-xx-2018	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is with xx.

No active judgments or liens have been found

Annual County taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No prior delinquent taxes have been found.
The review of updated payment history as of x/xx/xxxx, the borrower has been current with the loan and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB reflected as per the payment history is $xxx,xxx.xx and deferred balance in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in performing.
The review of updated payment history as of x/xx/xxxx, the borrower has been current with the loan and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB reflected as per the payment history is $xxx,xxx.xx and deferred balance in the amount of $xx,xxx.xx.
As per the servicing comments, the subject property is owner occupied. As per the servicing comment dated xx/xx/xxxx, the borrower stated he had felled behind for monthly payments due to some damage and repairs from a lighting strike. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date of xx. The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with interest rate starting at x.xxx% and the modified P&I is in the amount of $x,xxx.xx beginning from xx/x/xxxx till the maturity date xx. The deferred balance in the amount of $xx,xxx.xx as balloon payment which will due on the maturity date on x/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 409 |-xx-xx-49 |-xx-| -11.98044% Comment: Amortization term months (CE, S&P) is 360. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2018   Tape Value: 11/xx/2018   Variance: -44 (Days)   Variance %:    Comment: Doc date of last modification is 9/xx/2018.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: 1003 is missing from loan file.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 409   Variance: -49   Variance %: -11.98044%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)  xx   Comment: Original standard LTV (OLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 021120121111010000000099   Variance:    Variance %:    Comment: Payment history string is 01211021121210100000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 990000000010111121011120   Variance:    Variance %:    Comment: Payment history string reversed is 00000101212112011210.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: 3308.000% Variance: Variance %: Comment: 1003 is missing from loan file. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is "Moderate", due to
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan data is 0.000%, the comparison data is 7.192%, and the variance is -xx.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.191%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from loan documents."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67907991	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$1,730.53	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	635	Not Applicable	33.650%	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	Not Applicable	3.625%	xx	01-xx-2015	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has not been completed. Currently, the assignment is with xx.
There is an active HOA lien against the subject property which was recorded xx.
There is an active junior mortgage originated on xx.
1st, 2nd installment County taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior delinquent taxes have been found.

According to the payment history, the borrower has been current with loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for xx/xxxx.The UPB reflected as per the payment history tape data is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in an active bankruptcy.
According to the payment history, the borrower has been current with loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for xx/xxxx.The UPB reflected as per the payment history tape data is in the amount of $xx,xxx.xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx. The POC was filed on xx. The BK case is active and date of last filing is xx.	The loan modification agreement was made between on xx. The borrower promises to pay the new UPB in the amount of $xx,xxx.xx with step interest rate starting from x.xxx% which is step up in x steps and ending at interest rate x.xxx% and the starting P&I is in the amount of $xxx.xx beginning from xx/x/xxxx till the maturity date xx. The lender has agreed to forgive $x,xxx.xx of the unpaid principal balance.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Loan Amortization Type Loan Value: Step Tape Value: Fixed |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Mod Step 1 Date   Loan Value: 10/xx/2015   Tape Value: 9/xx/2020   Variance: -1797 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.625%   Tape Value: 3.875%   Variance: -0.250%   Variance %: -0.25000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000010101211212111122213   Variance:    Variance %:    Comment: The payment history string is 000001010121121211112221.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 312221111212112101000000   Variance:    Variance %:    Comment: The payment history string is 000001010121121211112221.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 33.650% Tape Value: 3443.000% Variance: -3409.350% Variance %: -xx Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is conventional loan. The LTV is 98.00% and hence the MI certificate is required which is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68038075	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,830.00	12/xx/2023	Unavailable	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	60.741%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06-xx-2016	xx	xx	2.000%	xx	01-xx-2016	Financial Hardship	As per updated title report dated xx/xx/xxxx the subject mortgage was originated xx.
The chain of the assignment has been completed , currently the assignment is with xx.
No active judgments or liens have been found against the borrower.
Taxes for the year xxxx-xxxx are paid in the amount of xx. No prior year tax delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx.

Collections Comments:The current status of the loan is in active bankruptcy.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx.
No comments have been found regarding the foreclosure. The borrowers  Willie Chambliss had filed bankruptcy under chapter- xx  with the case#xx-xxxxx on xx/xx/xxxx. The plan has confirmed on xx/xx/xxxx.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair. According to servicing collection comment dated on xx/xx/xxxx the borrower is impacted by covid-xx.

Foreclosure Comments:Foreclosure was initiated and the file was referred to an attorney;however,the foreclosure is on hold due to bankruptcy filing and moratorium.

Bankruptcy Comments:The borrower  xx had filed bankruptcy under chapter- xx  with the cxx. The POC was filed on xx with the amount of POC  is xx and the arrearage  amount as xx.
The schedule D of Voluntary Petition dated xx  shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx  however, the unsecured portion is xx The plan has confirmed on xx.

This loan modification agreement was made between the borrower xx. The new principal balance as per mod is xx. The borrower promises to pay the loan beginning from xx till xx.
The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The modification does not contain balloon payment.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 582 |-xx-xx-222 |-xx-| -38.14432% Comment: 360 Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: As per collection   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 6/xx/2020   Tape Value: 4/xx/2020   Variance: 90 (Days)   Variance %:    Comment: as per payment history   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 8/xx/2018   Variance: 1978 (Days)   Variance %:    Comment: as per payment history   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $278000.00   Tape Value: $278089.89   Variance: $-89.89   Variance %: -0.03232%   Comment: as per appraisal report   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000012444444444444444   Tape Value: 33333333333333333333333X   Variance:    Variance %:    Comment: as per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444210000000   Tape Value: X33333333333333333333333   Variance:    Variance %:    Comment: as per payment history   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: as per application   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: 10/xx/2017 Variance: Variance %: Comment: No discrepancy Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "The final 1003 shows the monthly income as $5271.06 and the total monthly expenses is $3201.69. Hence, the DTI exceeds 60%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68255337	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$3,179.32	10/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.300%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx The chain of assignment is incomplete as the current assignment is with xx. There are x state tax liens against the subject property in the total amount of $xx in the plaintiff’s name of xx of Taxation. There are x civil judgments against the borrower in the amount of $xx in the favor of xx purchase which were recorded on xx respectively. First and second installments of xxxx combined taxes have been paid. No prior year delinquent taxes have been found.
Review of the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for xx months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xx,xxx.xx.
xx	The conventional fixed rate loan was originated on x/x/xxxx with fixed interest at the rate of x.xx% and P&I in the amount of $xxx.xx however latest pay history shows current interest rate that is x.xx% and P&I in the amount of $xxx.xx. This shows the loan has been modified since the origination; however copy of modification agreement is missing from the loan file. There is prior loan modification available in the loan file (xxxxxxxxx(xx)) which was made on x/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 361 |-xx-xx-1 |-xx-| -0.27700% Comment: N/A Tape Source: Initial Tape Type:
xx:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 4/xx/2009   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 10/xx/2005   Tape Value: 9/xx/2005   Variance: 30 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: N/A   Tape Source: Initial   Tape Type:
xx
Field: Original Stated P&I   Loan Value: $846.68   Tape Value: $0.00   Variance: $846.68   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.30000%   Tape Value: 6.00000%   Variance: 1.30000%   Variance %: 1.30000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000212110000011111112212   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Pay history reversed is 44444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 212211111110000011212000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Pay history reversed is 44444444444444   Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Ohio seller-paid points and fees exception test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test and OH Seller-Paid Points and Fees Exception Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is fail. Loan data is 0.000% and comparison data is 7.711%. Hence the variance is -7.711%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Not all borrowers signed HUD (Lvl 2)     "Final HUD-1 is not signed by the borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68269585	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$817.88	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.601%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	703	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed; currently the assignment is with xx
No active judgments or liens have been found against the borrower.
Annual County taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per comment history, the borrower is performing with the loan.
 According to the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
No foreclosure activity found in the available servicing comments.
No evidence has been found regarding the active bankruptcy in the latest servicing comments.
The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
No damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $25.00 |-xx-| $-25.00 |-xx-| -100.00000% Comment: There is no modification. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: As per Note, the Interest Calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no foreclosure activity.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "ComplianceEase risk indicator is "Significant" due to NC Rate Spread Home Loan Test: FAIL
NC RSHL DTI Provided Test: FAIL
NC RSHL Documentation Type Test: FAIL"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NC rate spread home loan test. (NC GS §24-1.1F (a) (7))
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the DTI provided test. (NC HB 1817 Section 4(c) (SL2007-0352))
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan. PLEASE NOTE: This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums. See Legislative Summary Alert (below) for full repayment ability requirements.

This loan failed the documentation type test. (NC HB 1817 Section 4(c)(1), (c)(2) (SL2007-0352))
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification. PLEASE NOTE: This result is not a determination that the lender analyzed the obligor's ability to repay a rate spread home loan based on the obligor's credit history, current and expected income, current obligations, employment status, and other financial resources other than the obligor's equity in the real property that secures repayment of the loan. See Legislative Summary Alert (below) for full repayment ability requirements."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68379048	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$947.34	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	39.703%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	4.000%	xx	01-xx-2017	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx
The chain of assignment has not been completed, currently the assignment is with xx.
There are junior mortgage and senior mortgage.
The senior mortgage was originated on xx.
The junior mortgage was originated on xx.
There are no active liens and judgments found against the borrower.
County taxes for the year xxxx-xxxx are paid in the amount of $xxx.xx. No prior tax delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
 According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
No comments have been found regarding the foreclosure.
The borrower had filed for bankruptcy under chapter-xx with the case#xx. The plan was confirmed on xx. POC was filed on xx.  The debtor was discharged  on xx.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case#xx. The plan was confirmed on xx. POC was filed on xx. The debtor was discharged on xx.	The loan modification agreement was made between xx with the new modified unpaid principal balance is $xxx,xxx.xx. The Deferred principal balance is amount $x,xxx.xx & interest bearing amount was $xxx,xxx.xx with interest rate x.xxx% and the modified P&I was $x,xxx.xx. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx.	Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 512 |-xx-xx-152 |-xx-| -29.68750% Comment: Amotization Term Months is 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Variance: 1349 (Days)   Variance %:    Comment: Last Payment Received date is 8/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 358   Variance: 2   Variance %: 0.55865%   Comment: Loan Original Maturity Term Months is 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.87500%   Tape Value: 5.88000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original Stated Rate is 5.87500%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 3333332B0011100000000000   Variance:    Variance %:    Comment: Payment History String 4444443MMMMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000001011100B2333333   Variance:    Variance %:    Comment: Payment History String Reversed mmmmmmmmmmmmmmmmmm444444   Tape Source: Initial   Tape Type:
																																																																																																				Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Change in Rate/Term Variance: Variance %: Comment: No discrepancy Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68386730	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$1,054.05	$4,216.11	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	55.220%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02-xx-2017	xx	Not Applicable	4.750%	xx	01-xx-2017	Financial Hardship	Review of updated title report dated xx
The chain of assignment has been completed. The assignment is with xx
No active judgments/liens have been found against the borrower/subject property.
The combined taxes for xxxx (1st installment) are delinquent in the amount of $x,xxx.xx and good through till x/xx/xxxx.
The combined taxes for xxxx (2nd, 3rd & 4th installment) are due in the amount of $x,xxx.xx.	As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. Next due date is x/xx/xxxx. As per tape data of payment history reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
Fay Servicing Comments

As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. Next due date is x/xx/xxxx. As per tape data of payment history reflects the UPB in the amount of $xxx,xxx.xx.
No evidences have been found regarding foreclosure process.
As per the PACER report, the borrower xx. Plan has been confirmed on x/xx/xxxx. As per confirmed plan, debtor shall be paid pre-petition first mortgage arrearage in the amount of xx Debtor shall be paid the amount xx per month for xx months and then xx per month for the remaining xx months of the Plan. POC was not filed.  Trustee’s final report entered on xx shows that debtor had paid the arrearage is in amount of xx The debtor was discharged on xx and terminated on xx
No visible damages have been found.
According to comment dated xx borrower’s income is impacted due to pandemic. Forbearance plan has been given to the borrower for x months. Covid-xx deferment is processed on xx with deferred amount is $xxxx.xx. No further details are available.
The loan modification agreement was made on xx between the borrower and lender. The borrower promises to make a monthly payment of xx with the interest rate of xx % beginning from xx till the maturity date of xx The New Principal Balance stated in the modification is xx Borrower will pay balloon payment xx at the maturity.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER report, the borrower “xx. Plan has been confirmed on xx As per confirmed plan, debtor shall be paid pre-petition first mortgage arrearage in the amount of xx Debtor shall be paid the amount xx per month for xx months and then xx per month for the remaining xx months of the Plan. POC was not filed. Trustee’s final report entered on xx shows that debtor had paid the arrearage is in amount of xx The debtor was discharged on x/xx/xxxx and terminated on xx	The loan modification agreement was made on xx between the borrower and lender. The borrower promises to make a monthly payment of xx with the interest rate of x.xxx % beginning from xx till the maturity date of xx The New Principal Balance stated in the modification is $xxx,xxx.xx. Borrower will pay balloon payment xx at the maturity.	Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value:xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy was discharged.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of refinance is cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Rhode Island. The following required State Disclosures are missing in the loan file.

1. Appraisal Fee Disclosure
2. Offer of Title Insurance
3. Choice of Title Insurer
4. Choice of Insurer (any type of insurance)
5. Withholding Tax Disclosure
6. Fee Disclosure
7. Notice of Rights
8. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer Document is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68387333	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$4,436.83	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$6,197.92	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	120	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	610	Not Applicable	67.650%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	2.000%	xx	01-xx-2017	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx and was recorded on xx, in the amount of xx, with xx. The chain of assignment has been completed as the assignment is with xx
There is a senior mortgage originated on xx and recorded on xx in the amount of xx which is in the favor of xx However, the final title policy is not showing any exception for the senior mortgage; the final HUD-x is showing any payoff to the senior mortgage of the amount  xx to the xx. There is no release or satisfaction has been found.
The annual county taxes of xxxx have been paid. No prior year delinquent taxes have been found.
Review of Updated Payment History as of dated x/xx/xxxx reveals that the loan status is performing; as the borrower is making regular payments and the next due for the regular payment is xx/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of date is in the amount of $xxx,xxx.xx.	Collections Comments:The collection comments review states that the loan status is performing.
Review of Updated Payment History as of dated x/xx/xxxx reveals that the loan status is performing; as the borrower is making regular payments and the next due for the regular payment is xx/xx/xxxx. The last regular payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of date is in the amount of $xxx,xxx.xx.
The comments dated x/xx/xxxx, the As per comments dated x/xx/xxxx, there is wind damage there are damages to the property due to xx over xxK. As per comments dated x/xx/xxxx, the repairs completed environmental, drywall, Electric isolation, ceiling siding interior paint and roof repairs pending one window in bathroom, flooring and xx% repairs completed. No further details regarding the repairs status have been found.
No bankruptcy records have been found.
No foreclosure activity found.
The current occupancy is unable to be determined.
The comments dated x/xx/xxxx, the as per comments dated x/xx/xxxx, there is wind damage there are damages to the property due to xx over xxK. As per comments dated x/xx/xxxx, the repairs completed environmental, drywall, Electric isolation, ceiling siding interior paint and roof repairs pending one window in bathroom, flooring and xx% repairs completed. No further details regarding the repairs status have been found.

Update- As per comment dated xx/xx/xxxx, there is hurricane and had storm damages. No further details were provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx between the lender and the borrower as per modified terms, the borrower promises to pay the modified UPB in the amount of $xxx,xxx.xx with the forgiven amount of $xxx,xxx.xx and this amount exceeds x.xx% modified amount. The payments were started from xx with the initial modified interest of x.xxx % which will step up in x steps up to x.xx% and the P&I of $x,xxx.xx with the new maturity date of xx.This modification does not contain balloon provision.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: system generated. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: No discripancy.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated as per the note.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: System generated.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Updated as per the mod.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $9677.72   Tape Value: $6197.92   Variance: $3479.80   Variance %: 56.14464%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: No discripancy.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: Updated as per the note.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Value: xx Variance: xx Variance %: Comment: Updated as per the mod. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per final loan application the total income of borrower is $50,000.00 and the total debts are in the amount of $32,825.00 so the DTI is greater than 60.00%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not excecuted by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The available copy of ROR is not executed by the borrower not hand dated."
																																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68409755	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,124.88	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	770	794	34.573%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx. No single assignment of mortgage is available in the updated title report. The chain of assignment is completed as the subject mortgage is still with the lender, xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The annual combined taxes for xxxx have been paid in full in the amount of xx on xx No prior year delinquent taxes have been found in the updated title report.
Update
As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in the amount of xx with xx, and it was recorded on xx
No active judgments or liens were found.
The annual county taxes for xxxx are paid off in the amount of xx on xx
As per updated title report, no prior year taxes are delinquent.
Review of updated payment history as of x/xx/xxxx, the loan is currently performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.

Borrower (xx has been self employ and he has been running "xx" as "xx
Co-borrower (xx) has been self employ and she has been running "xx" as "xx" for xx years.
No foreclosure and bankruptcy activity have been found.
No damages are reported in the comments.
Combined annual taxes for xxxx are paid in the amount of xx on xx No prior delinquency has been found regarding taxes.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |-xx-xx-4 (Days) |-xx-| Comment: As per Original Note Document. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: XXXXXXXXXXX0   Variance:    Variance %:    Comment: PAyment history string is 00XXXXXXXXXX   Tape Source: Initial   Tape Type:
																																																																																																				Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0XXXXXXXXXXX Variance: Variance %: Comment: PAyment history reversed string is XXXXXXXXXX00 Tape Source: Initial Tape Type:	3: Curable		* Higher Price Mortgage Loan (Lvl 3) "This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is escrowed one. Higher-Priced Mortgage Loan Test: FAIL Charged: 5.877% Allowed: 5.290% Over by: +0.587%"			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68428454	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,243.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	50.495%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx. The chain of assignment is not completed. Currently assignment is with xx. There are x prior judgments against the borrower xx. There is an active junior civil Judgment against borrower/owner in the amount of xx. . There is prior state tax lien against the xx. The combined taxes for xxxx (3rd installment) have been paid off in the amount of $x,xxx.xx. The combined taxes for xxxx (4th installment) are due in the amount of $x,xxx.xx. The combined taxes for xxxx (1st & 2nd installment) are due in the amount of $x,xxx.xx. No prior delinquent taxes have been found.	As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. As per tape data of payment history as of x/xx/xxxx, UBP amount of $xxx,xxx.xx.	Collections Comments:Comment: xx LLP - Servicing Comments - x.xx.xxxx - xxx.xlsx As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. As per tape data of payment history as of x/xx/xxxx, UBP amount of $xxx,xxx.xx. No comments have been found regarding foreclosure proceedings. The reason for default is not mentioned in available servicing comments. The property is owner occupied and no visible damages were reported. The comments does not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower. Borrower was retired and he is receiving the money from pension and social security. No evidences have been found regarding bankruptcy case.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	Field: Borrower First Name Loan Value: xx Tape Value: xx A |-xx-| |-xx-| Comment: As per the Final Application 1003 and Note document, Borrower Name was xx. Tape Source: Initial Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: As per the Final Application and Final Closing Disclosure, purpose of transaction is Refinance. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance Ease risk indicator is moderate as loan is failing for Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan is failing for Charges That Cannot Increase Test.

TRID Violation due to a fee addition on Revised LE dated 10/xx/2017.  The Initial LE does not show Appraisal Fee; however, the Appraisal fee $435.00 has added on Revised LE dated 10/xx/2017 which did not appear on previous LE. The Final CD reflects Appraisal fee $435.00 due to which there is a fee increase of $435.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee addition on Revised LE dated 11/xx/2017.  The Revised LE shows an added fee Transfer Taxes of $2.00 which did not appear on Initial LE.  This is a fee increase of $2.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing Required State Disclosures (Lvl 3) "The subject property is located in NJ State and following disclosures are missing from the loan file. 1. Unacceptability of Insurance Notice 2. Tax Bill Information 3. Choice of Insurer Disclosure 4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The calculated income of borrower is $2488.30 and total expenses are in the amount of $1257.82 due to which the DTI is 50.549%. The loan was underwritten by AUS/DU (Locator # 0411430671_AUFINDING_Pg # 1) and its recommendation is “Approve/Eligible” with a DTI of 49.497%. SOL expired. Downgraded to LVL 2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.549%, the calculated income of borrower is $2488.30 and total expenses are in the amount of $1257.82 and the loan was underwritten by AUS/DU (Locator # 0411430671_AUFINDING_Pg # 1) and its recommendation is “Approve/Eligible” with a DTI of 49.497%. SOL expired. Downgraded to LVL 2."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68444287	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$475.37	10/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.824%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	575	Not Applicable	33.611%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	3.875%	xx	01-xx-2018	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xx,xxx.xx.	Collections Comments:Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x months. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xx,xxx.xx.
No evidence has been found regarding the reason for default.
The debtor xx.
 The Schedule-D in Voluntary petition shows that the unsecured amount $x.xx out of secured claim in the amount of xx and the value of collateral is xx. This plan was confirmed on xx. The POC was filed on xx. The deadline for POC filing was xx. According to the debtor's chapter-xx plan which was filed on xx, the debtor shall make regular ongoing mortgage payment in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx.
 The Schedule-D in Voluntary petition shows that the unsecured amount $x.xx out of secured claim in the amount of xx and the value of collateral is $x,xxx.xx. This plan was confirmed on xx. The POC was filed xx. The deadline for POC filing was xx. According to the debtor's chapter-xx plan which was filed on xx, the debtor shall make regular ongoing mortgage payment in the amount of xx.
Loan Modification agreement was made between borrower and lender on xx.
The borrower has given promise to pay the UPB of $xx,xxx.xx with interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it began from the xx.
In addition to the principal amount of $xx,xxx.xx is permanently forgiven by the lender which exceeds more than x.xx% of the modified unpaid principal balance.
Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to:

This loan failed the TILA APR test.xx The annual percentage rate (APR) is xx. The disclosed APR of xx is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. xx The annual percentage rate (APR) is xx. The disclosed APR of xx  is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68455080	xx	xx	xx		561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$4,342.56	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable			Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.460%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	4.250%	xx	01-xx-2018	Financial Hardship	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx. The chain of assignment has not been completed. Currently, the assignment is from xx. Active judgments and liens. There is a Civil Judgment against the borrower recorded on xx. There is a Civil Judgment against the borrower xx. There is a Civil Judgment against the borrower xx. The first and second instalment county taxes of the year xxxx are paid in the amount of $x,xxx.xx. No prior years of delinquent taxes have been found.

According to the review of payment history dated xx/xx/xxxx the current UPB is $xxx,xxx.xx. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is x/xx/xxxx.The borrower is x months behind his scheduled payment.
Collections Comments:As per the collection comments the loan is in active bankruptcy. The loan modification agreement was made on xx.
The new principal balance amount is xx to be paid at the rate of interest of x.xx% and P&I of $xxxx.xx with the first payment due for xx and the maturity date of xx. Borrower filed xx.The POC has been filed on xx.As per the confirmed plan dated xx.

Update:
According to the collection comments, the loan is currently in bankruptcy. The tape shows the current balance is xx, and the next due date is xx/xx/xxxx.
No evidence of foreclosure has been found.
No evidence of damage or repair has been found.
As per the collection comment dated xx/xx/xxxx, the POC arrears were paid in full. The tape shows the post-petition payment due date is xx/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower filed xx and the plan has been confirmed on xx.The POC has been filed on xx with the secured claim amount of xx.As per the confirmed plan dated xx.

Update:
As per the collection comment dated xx/xx/xxxx, the POC arrears were paid in full. The tape shows the post-petition payment due date is xx.	The loan modification agreement made on xx The new principal balance amount is $xxx,xxx.xx to be paid at the rate of interest of x.xx% and P&I of $xxxx.xx with the first payment due for xx.	Credit Report Good Faith Estimate Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: xxTape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test This loan failed the TILA foreclosure rescission finance charge test. This loan failed the maximum LTV test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test The finance charge isxx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.  This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx  This loan failed the maximum LTV test  The loan-xx-value (LTV) ratio is greater than xx combined loan-xx-value (CLTV) ratio is greater than xx Freddie Mac will not purchase a conventional mortgage with a LTV ratio or CLTV ratio greater than xx
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing in the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing in the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing transfer document is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68546371	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$657.90	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.640%	336	336	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is not completed as the subject mortgage is currently assigned to “xx.” No active judgments/liens have been found in the updated title report against the borrower/subject property. The annual County taxes for xxxx have been paid in full in the amount of $xxx.xx on xx/xx/xxxx.	Review of the latest xx months payment history shows that the borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The Subject loan is in collection. Review of the collection comments states that the borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
No information has been found regarding the bankruptcy in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 336 Tape Value: 338 |-xx-xx-2 |-xx-| -0.59171% Comment: AMortization term months are 336 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Note terms not changed   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan documentation type is no documentation   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 89.442%   Tape Value: 69.440%   Variance: 20.002%   Variance %: 20.00200%   Comment: Original standard LTV is 89.442%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000111100100001000   Tape Value: 110000021000000000000000   Variance:    Variance %:    Comment: Payment history string is 3221110123101000000mmmm   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000100001001111000000000 Tape Value: 000000000000000120000011 Variance: Variance %: Comment: Payment history string reversed is mmmm0000000103210111223 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to TILA Right of Rescission Test is failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to TILA Right of Rescission Test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of loan origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68900371	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,389.32	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.775%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	53.935%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	xx	3.000%	xx	01-xx-2010	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of assignment is incomplete as the assignment of mortgage is currently with the xx.

There is senior/prior Mortgage available in the updated title report for the amount of$xx in the favor of xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
1st & 2nd installment of combined taxes for the xxxx have been paid in full in the total amount of $xxxx.xx on xx/xx/xxxx & xx/xx/xxxx respectively.
According to latest payment history as of xx/xx/xxxx the borrower is currently delinquent for xx months. The next due date is xx/xx/xxxx. The last payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of xx. The current interest rate is x.xx% with P&I in the amount of $xxx.xx.	Collections Comments:According to latest payment history as of xx/xx/xxxx the borrower is currently delinquent for xx months. The next due date is xx/xx/xxxx. The last payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of xx. The current interest rate is x.xx% with P&I in the amount of $xxx.xx.
The debtor xx had filed Bankruptcy under chapter-xx on xx. And plan was confirmed on xx. The POC was filed on xx with the secured claim xx & with an arrearage of $x,xxx.xx. The Schedule-D in Voluntary petition shows that the unsecured amount xx out of secured claim in the amount of xx and the value of collateral is xx According to the debtor's chapter-xx plan which was filed on xx/xx/xxxx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx per for xx months to the trustee total arrearage of $x,xxx.xx through the plan with monthly amount of $xxx.xx.
No evidences have been found regarding the foreclosure process.
No visible damages have been found regarding the subject property.

Update:
The loan is in bankruptcy. As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx.
No comment has been regarding RFD.
As per comment dated x/xx/xxxx, the borrower filed bankruptcy under chapter-xx on x/xx/xxxx with the xx. Further details not provided.
No damages have been reported.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-xx on xx with the xx. And plan was confirmed on xx/xx/xxxx. The POC was filed on xx with the secured claim xx & with an arrearage of $x,xxx.xx. The Schedule-D in Voluntary petition shows that the unsecured amount $xx,xxx.xx out of secured claim in the amount of xx and the value of collateral is $xx,xxx.xx. According to the debtor's chapter-xx plan which was filed on xx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx per for xx months to the trustee total arrearage of $x,xxx.xx through the plan with monthly amount of $xxx.xx.

Update:
As per comment dated x/xx/xxxx, the borrower filed bankruptcy under chapter-xx on xx with the xx. Further details not provided.	The loan was modified on xx/xx/xxxx with new principal balance of xx out of which amount of $x,xxx.xx deferred amount & amount of xx is interest bearing amount. The borrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 482 |-xx-xx-2 |-xx-| -0.41493% Comment: Amortization Term Months (CE, S&P) are 480 Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.77500%   Tape Value: 3.00000%   Variance: 6.77500%   Variance %: 6.77500%   Comment: Original Stated Rate is 9.77500%   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Refinance.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $32.36 Variance: $-32.36 Variance %: -100.00000% Comment: Suspense Balance per Payment History is $0.00 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate"."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
 The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69090505	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	First	$0.00	$1,413.00	12/xx/2023	Unavailable	No	Loss Mitigation	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	USDA	Fixed	Not Applicable	purchase	Full Documentation	Not Applicable	Not Applicable	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	19.908%	First	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	9/xx/2018 12:00:00 AM	xx	Not Applicable	5.125%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx.
x) There is an active civil judgment against the borrower in the favor of xx
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of xx/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is collection. The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of xx/xx/xxxx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. The step complaint was filed on x/xx/xxxx. However, the comment dated xx/xx/xxxx shows that the foreclosure was put on hold due to loss mitigation.
The loan modification agreement was made on x/xx/xxxx between the borrower and lender. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of x/xx/xxxx. The New Principal Balance stated in the modification is $xx,xxx.xx.
No information pertaining to bankruptcy has been found.
As per servicing comments, unable to determine the reason for default.
No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. The step complaint was filed on x/xx/xxxx. However, the comment dated xx/xx/xxxx shows that the foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:	The loan modification agreement was made on x/xx/xxxx between the borrower and lender. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/x/xxxx till the maturity date of x/x/xxxx. The New Principal Balance stated in the modification is $xx,xxx.xx.	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 444444444444   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 444444444444   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																																				Field: Post-Close Housing Ratio per 1003 Loan Value: 14.385% Tape Value: 19.900% Variance: 14.186% Variance %: 14.18600% Comment: Tape Source: Initial Tape Type:	1: Acceptable					Moderate	Pass	Pass	Fail	Not Covered	Pass	Fail	Fail	Value: Date: Type:Not Applicable	Value: Date: Type:Not Applicable	No		Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69323642	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,843.07	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 12	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	650	Not Applicable	342.110%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	2.500%	xx	01-xx-2019	Financial Hardship	As per the review of the updated title dated xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of assignment has been completed. Currently, the mortgage is with xx.
 There is a junior mortgage in the amount of $xx which was recorded on xx.
No active judgments or liens have been found.
1st installment taxes for the year of xxxx have been paid in the amount of xx.
1st installment taxes for the year of xxxx have been due in the amount of xx.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/xxxx the borrower is delinquent with the loan from xxx+days and the next due date for the payment is x/xx/xxxx. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date x/xx/xxxx. The Unpaid Principal Balance is in the amount of xx till the due date x/xx/xxxx.
Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is xx.
Collections Comments:The loan is in collection and the next due date for the payment is x/xx/xxxx. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date x/xx/xxxx. The Unpaid Principal Balance is in the amount of xx till the due date x/xx/xxxx.
The reason for default is the borrower’s income is impacted by pandemic.
The loan modification agreement of “x years Interest Only with Step” was made between the Borrower and the Lender on x/xx/xxxx. As per modification agreement the combined principal balance is in the amount xx. The borrower has promised to make modified monthly interest only payments in an amount $xxx.xx for a xx month period beginning with the first interest-only payment due on September x, xxxx and ending with the last interest-only payment due on August x, xxxx. At the end of the Interest only Period, borrower promised to pay P&I in the amount of $xxxx.xx at the rate of interest x.xxx%. The payment had begun from x/xx/xxxx that is to be ended with maturity date of x/xx/xxxx.
The bankruptcy was filed by the borrower xx. The plan was confirmed on xx. The debtor shall pay $xxxx.xx per month for xx month to the trustee. The Notice of mortgage payment change dated xx/xx/xxxx new mortgage payment is $xxx.xx. The trustee’s motion to dismiss chapter xx case for failure to make plan payment filed on x/xx/xxxx. No further information is available.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining damage to the subject property has been observed.
The comment dated x/xx/xxxx shows that the borrower’s income is impacted by pandemic and the reason for default is curtailment of income. The borrower was working on a loss mitigation resolution with prior servicer and was in an active COVID forbearance plan.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The bankruptcy was filed by the borrower xx. The plan was confirmed on xx. The debtor shall pay $xxxx.xx per month for xx month to the trustee. Schedule-D of voluntary petition shows xx as unsecured portion out of claim amount of xx and the value of collateral is xx. Did not see comment indicating cram down. The Notice of mortgage payment change dated xx/xx/xxxx new mortgage payment is $xxx.xx. The trustee’s motion to dismiss chapter xx case for failure to make plan payment filed on xx.

The loan modification agreement of “xx” was made between the Borrower and the Lender on x/x/xxxx. As per modification agreement the combined principal balance is in the amount $xxx,xxx.xx. The borrower has promised to make modified monthly interest only payments in an amount $xxx.xx for a xx month period beginning with the first interest-only payment due on xx and ending with the last interest-only payment due on xx. At the end of the Interest only Period, borrower promised to pay P&I in the amount of $xxxx.xx at the rate of interest x.xxx%. The payment had begun from x/x/xxxx that is to be ended with maturity date of x/x/xxxx.

Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 553 |-xx-xx-193 |-xx-| -34.90054% Comment: As per the note, the loan amortization term are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: There is no balloon provision.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is a Bk.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $40144.18   Variance: $-40144.18   Variance %: -100.00000%   Comment: There is no deferred balance.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2019   Tape Value: 8/xx/2019   Variance: -12 (Days)   Variance %:    Comment: The loan modification agreement of “5 years Interest Only with Step” was made between the Borrower and the Lender on 8/xx/2019.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 8/xx/2024   Variance:    Variance %:    Comment: There is no interest only period.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: There is no interest only period.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 5/xx/2020   Variance: 1320 (Days)   Variance %:    Comment: The last payment was received on 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 479   Variance: -119   Variance %: -24.84342%   Comment: Loan origional term is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 9/xx/2024   Tape Value: 8/xx/2024   Variance: 31 (Days)   Variance %:    Comment: As per the Mod, the step 1 date is 9/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 9/xx/2025   Tape Value: 8/xx/2025   Variance: 31 (Days)   Variance %:    Comment: As per the Mod, the step 2 date is 9/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333321000000000   Variance:    Variance %:    Comment: Payment history string is 44444444434321111234444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 000000000133333 Variance: Variance %: Comment: Payment history string reversed is 44444444434321111234444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
Loan Data is xx and comparison data is xx hence variance is xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data is xx and comparison data is xx hence variance is xx.

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
* DTI > 60% (Lvl 2)     "As per the application, the borrower's income is $1,300.00, the front debt is $4,063.43 and the back debt is $13,356.00.  The calculated DTI is 373.648%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file. The values are updated as per the tape."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Hawaii State. The required state disclosure Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69330814	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$724.66	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.100%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2014 12:00:00 AM	xx	xx	5.000%	xx	12-xx-2015	Change of Terms	According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.

  The chain of assignment has been completed. The current assignment of mortgage is with xx.

No active judgments or liens have been found against the borrower/subject property.

The county 1st and 2nd installment taxes for the year xxxx are due in the amount of $xxx.xx on xx/xx/xxxx and $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. As per seller’s tape data, the current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. As per seller’s tape data, the current UPB reflected is in the amount of xx. The collection comment dated xx/xx/xxxx states the reason for default is curtailment of income. The loan was modified on xx/xx/xxxx. The foreclosure was initiated. The file was referred to attorney on xx. The complaint xx was filed on xx in the favor of xx. The sale was scheduled on xx. However, further foreclosure proceedings were on hold due to the borrower xx. The bankruptcy case is active and the last filing date is xx/xx/xxxx. The BPO report xx states the subject property is owner-occupied and the property is in axxge condition with no repairs noted.

Update:
The current status of the loan is current through bankruptcy.
The reason for the default is not available.
No evidence has been found regarding the current foreclosure proceedings.
The borrower filed for bankruptcy under Chapter xx with xx, and the bankruptcy case is active.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation or contested matters.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:The foreclosure was initiated. The file was referred to attorney on xx. The complaint xx was filed on xx in the favor of xx. The sale was scheduled on xx/xx/xxxx. However, further foreclosure proceedings were on hold due to the borrower xx. The bankruptcy case is active and the last filing date is xx/xx/xxxx.
Bankruptcy Comments:According to the xx, the borrower xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx, therefore, there is unsecured portion of xx. The chapter -xx plan was confirmed on xx. The debtor was supposed to pay the trustee the amount of $xxx.xx for x months and $x,xxx.xx for xx months under the chapter xx plan. The Proof of Claim filed on xx. The total amount of secured claim is xx and the amount of arrearage is $xx,xxx.xx. The bankruptcy case is active and the last filing date is xx.	The adjustment of terms agreement made between borrower xx on xx/xx/xxxx. As per the modified terms, the new principal balance xx. The amount of xx is deferred from the new principal balance and an interest principal balance is xx. The borrower promises to pay $x,xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Credit Application Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 436 |-xx-xx-76 |-xx-| -17.43119% Comment: Amortization type is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Current legal status is Bankruptcy- delinquent.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure is Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $118036.61   Tape Value: $119919.66   Variance: $-1883.05   Variance %: -1.57025%   Comment: Deferred principal balance is $118,036.61.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2014   Tape Value: 1/xx/2015   Variance: -24 (Days)   Variance %:    Comment: As per modification agreement, the loan was modified on 12/xx/2014.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort. is N/A   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.10000%   Tape Value: 5.00000%   Variance: 6.10000%   Variance %: 6.10000%   Comment: Stated rate is 11.10%.   Tape Source: Initial   Tape Type:
xx
Field: S&C Filing Date   Loan Value: 5/xx/2019   Tape Value: 12/xx/2018   Variance: 143 (Days)   Variance %:    Comment: S&C filing date is 1/xx/2020.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/xx/2044   Tape Value: 7/xx/2044   Variance: -30 (Days)   Variance %:    Comment: Maturoity date is 3/xx/2038.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1038.64 Variance: $-1038.64 Variance %: -100.00000% Comment: Suspense Balance per payment histroy is 0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69752310	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.249%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	5.174%	xx	01-xx-2019	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx with xx
The chain of assignment has been completed; currently the assignment is with xx
No active judgments or liens have been found against the borrower.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per comment history, the borrower is performing with the loan.
 According to the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per comments dated xx the servicer provided modification plan to the borrower. The new modified unpaid principal balance xx The interest bearing amount was $xx,xxx.xx with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx The step rate was in x steps ending at rate x.xxx% and P&I will be $xxx.xx applicable from xx to maturity date xx

No foreclosure activity found in the available servicing comments.
No evidence has been found regarding the active bankruptcy in the latest servicing comments.
The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
No damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and servicer on xx with the new modified unpaid principal balance xx The interest bearing amount was xx with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx The step rate was in x steps ending at rate x.xxx% and P&I will be $xxx.xx applicable from xx to maturity date xx There are no deferred balances and principal forgiven amount.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: As per Note borrower name is xx However tape reflect it as xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: LTV is lower 80.00%. Hence, the require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per Note the Interest calculation type is 360/360. However tape reflect it as In Arrears.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per servicing comments there is no Foreclosure so the REO is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, the loan amortization type is Step. However, the tape data reflects fixed type.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000009999999999999   Variance:    Variance %:    Comment: As per payment history string is 0000000000MMMMMMMMMMMMMM. However, the tape data reflects string is00000000000999999999999.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999900000000000   Variance:    Variance %:    Comment: As per payment history string reversed is MMMMMMMMMMMMMM0000000000. However, the tape data reflects string is 99999999999900000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 12192 (Days) Variance %: Comment: As per Modification, stated maturity date is xx However, the tape data reflects on xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan did not pass the prohibited fees test.
This loan failed the Vermont high rate loan test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx Lender License Prohibited Fees Test: FAIL Loan Data $25.00 Comparison$0.00 Variance +$25.00.
This loan did not pass the prohibited fees test. (9 VSA §42)
The Vermont statutes provide that only those fees expressly permitted may be charged.
VT HRL Lending Policies High Rate Loan Test: FAIL
This loan failed the Vermont high rate loan test. (9 VSA §104)
This loan is a Vermont high rate loan, as defined in the legislation. For more information please see the Vermont High Rate Loan section of the full ComplianceAnalyzer report. While the Vermont High Rate provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy high right loans even if the additional conditions are met."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. VT Addendum to Residential
2. Disclosure of Interest Rate and Possibility of Change of Role to Mortgage Broker
3. Privacy Notice
4. Demand Note Notice
5. Co-signer’s Notice
6. Commitment Agreement
7. High Rate Residential Mortgage Loans"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of Rescission is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69813518	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.790%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2000	xx	Not Applicable	8.000%	xx	01-xx-2000	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx for the amount of xx with the lender xx and was recorded on xx.
The chain of the assignment has been completed.
There is an active junior mortgage against the subject property which is held by “xx” for the amount of xx and was recorded on xx
There are total four active junior judgments against the borrower for the total amount of xx which is held by different plaintiff’s and was recorded on different dates.
No prior years delinquent taxes have been found.

According to updated payment history as of x/xx/xxxx, the borrower has been delinquent with the loan from xx months and the next due date for the payment is x/xx/xxxx. The last payment received date is unable to determine. The current UPB is $xxx,xxx.xx. The tape data shows current P&I $xxxx.xx and Interest rate is x.xxx%.	Collections Comments:The current status of the loan is bankruptcy delinquent and the next due date for the payment is x/xx/xxxx. The last payment received date is unable to determine. The current UPB is $xxx,xxx.xx. The tape data shows current P&I $xxxx.xx and Interest rate is x.xxx%.
The comment dated x/xx/xxxx shows that the reason for default is payment dispute.
The loan modification agreement was made between the borrower and servicer on xx. The New Unpaid Principal Balance is in the amount of xx and the borrower has promised to pay $xxxx.xx with the interest rate x.xxx%. The payment had begun from xx and ended with a maturity date xx.
The foreclosure was initiated in this loan and referred to its attorney on xx. The foreclosure was placed on hold as the debtor filed bankruptcy under chapter xx with case#xx on xx. The date of last filing is xx however, the comment dated x/xx/xxxx states that the Notice of Default recorded xx and the three months period during which the loan can be reinstated will expire on xx. The projected foreclosure sale date is xx. The latest comment dated x/xx/xxxx reflects that the foreclosure is on hold for active bankruptcy and  COVID-xx. No further information is available.  No further information is available.
No damages have been found.

Foreclosure Comments:The foreclosure was initiated in this loan and referred to its attorney on xx. The foreclosure was placed on hold as the debtor filed bankruptcy under chapter xx with case#xx on xx. The date of last filing is xx however, the comment dated x/xx/xxxx states that the Notice of Default recorded xx and the three months period during which the loan can be reinstated will expire on xx. The projected foreclosure sale date is xx. The latest comment dated x/xx/xxxx reflects that the foreclosure is on hold for active bankruptcy and  COVID-xx. No further information is available.  No further information is available.
Bankruptcy Comments:The debtor filed bankruptcy under chapter xx with case#xx on xx. The POC was filed by the creditor for the secured claim amount of xx and for the amount of arrearage $x,xxx.xx on xx. The plan was confirmed on xx. The debtor has to pay to the Trustee of $xxx.xx per month for x months. The date of last filing is xx	The loan modification agreement was made between the borrower and servicer on xx/x/xxxx. The New Unpaid Principal Balance is in the amount of $xxx,xxx.xx and the borrower has promised to pay $xxxx.xx with the interest rate x.xxx%. The payment had begun from xx/x/xxxx and ended with a maturity date xx/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Right of Rescission	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xx Comment: Info updated as per available docs. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx    Comment: Info updated as per available docs.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per available docs.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 044444444444444444444444   Tape Value: 678999999999999999999999   Variance:    Variance %:    Comment: Payment history string is 4444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444440   Tape Value: 999999999999999999989876   Variance:    Variance %:    Comment: Payment history string reversed is 4444444444444444444444   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Comment: Info updated as per available docs.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: 1003 is missing from the loan file. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69820812	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,378.25	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	625	720	43.136%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	3.250%	xx	01-xx-2017	Financial Hardship	According to the Pro-title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the assignment is with xx.
There is a certificate of sale for xx.
There is a state tax lien against the borrower in the favor of xx.
There is a judgment against the borrower in the favor of xx.
The annual town taxes of xxxx are due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the tape of the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The loan is in bankruptcy.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the tape of the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
As per comment history dated x/xx/xxxx, the reason for default is curtailment of income.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Update:
Foreclosure:
As per comment dated x/xx/xxxx, the foreclosure was on hold on xx. Further details not provided.

Foreclosure Comments:As per comment history and updated title report, the foreclosure was initiated in xx and the complaint was filed on xx; however, it was put on hold as the borrower had filed the bankruptcy xx. The date of last filing is xx.

Update:
As per comment dated x/xx/xxxx, the foreclosure was on hold on xx. Further details not provided.
Bankruptcy Comments:The borrower xx. The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was xx. Schedule-D in Voluntary petition shows xx. Did not see comments indicating a cram down. The date of last filing is xx.
This step modification agreement was signed between the borrower xx.
The unpaid principal balance was $xxx,xxx.xx and the lender had forgiven $xxx,xxx.xx. The borrower promises to pay the monthly P&I of $xxx.xx with the interest rate of x.xxx% which steps up in x steps ending at x.xxx% beginning from xx.
Affiliated Business Disclosure Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xxTape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xxTape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: xxTape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL, Loan Data: xx, Comparison Data: xx & Variance: xx
This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is FHA. As per appraisal, the LTV is xx%; however, MI certificate is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69903832	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,309.11	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.500%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	515	542	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	xx	Not Applicable	3.500%	xx	01-xx-2012	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx.
There are x civil judgments for the total amount of xx against different plaintiffs which were recorded on different dates.
The annual combined taxes of xxxx have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
According to the review of payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx. The current unpaid principal balance reflected is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the next due date for the payment is x/xx/xxxx. The borrower xx had bankruptcy under chapter xx with the xx and the plan was confirmed on xx. The POC was filed on xx for the secured claim amount of xx and arrearage amount is xx. According to order confirming modified plan filed on xx, the debtor shall payx x. The date of the last filing the bankruptcy was x/xx/xxxx. According to the review of payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for the payment is xx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx. The current unpaid principal balance reflected is in the amount of $xxx,xxx.xx. The foreclosure was initiated and according to the comment dated xx/xx/xxxx, the file was referred to an attorney on xx. The borrower xx. However, the foreclosure was placed on hold. According to the comment dated x/xx/xxxx, the subject property is owner-occupied. The loan modification agreement was made between the borrower xx on xx/xx/xxxx. No damage and repairs have been found. According to the collection comment dated x/xx/xxxx, the reason for default was curtailment of income. No further details have been found regarding forbearance plan.

Update:
The current status of the loan is performing.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure evidence has been found.
As per the collection comment dated x/xx/xxxx, the borrower filed for the bankruptcy under xx. The re-affirmation agreement has not been filed yet. As per the comment dated xx/xx/xxxx, the doc#xx shows the xxa filed on xx and the bankruptcy case was xx. Further details not provided.
No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx/xx/xxxx, the file was referred to an attorney on x/xx/xxxx. The borrower Gary T Eidsor and Sandra J Eidsor had bankruptcy under chapter xx with the case# xx-xxxxxon x/xx/xxxx. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower Gary T Eidsor and Sandra J Eidsor had bankruptcy under chapter xx with the case# xx-xxxxxon x/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The POC was filed onxx/xx/xxxx for the secured claim amount of $xxxxxx.xx and arrearage amount is $xxxxx.xx. According to order confirming modified plan filed on xx/xx/xxxx, the debtor shall pay $xxx bi-weekly for xx months. The date of the last filing the bankruptcy was x/xx/xxxx.

Update:
As per the collection comment dated x/xx/xxxx, the borrower filed for the bankruptcy under chapter x with the case# xx-xxxxx on x/xx/xxxx. The re-affirmation agreement has not been filed yet. As per the comment dated xx/xx/xxxx, the doc#xx shows the order of discharge was filed on xx/xx/xxxx and the bankruptcy case was discharged. Further details not provided.	The loan modification agreement was made between the borrower xx. The modified UPB is $xxx,xxx.xx with an interest rate of x.xxx % and a P&I of $xxx.xx. The first payment started from xx/x/xxxx with the maturity date of x/x/xxxx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination. The principal balance in the amount of $xx,xxx.xx has been forgiven before modification.	Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 359 |-xx-| 1 |-xx-| 0.27855% Comment: 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to the collection comment dated 8/xx/2020, the reason for default was curtailment of income.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Post close foreclosue found.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $3769.48   Variance: $-3769.48   Variance %: -100.00000%   Comment: $0.00.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 12/xx/2012   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: Loan origination maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 666543343211133456677788   Variance:    Variance %:    Comment: 444123443321112334444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 887776654131112343365666   Variance:    Variance %:    Comment: 444123443321112334444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx.	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to be determined from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69916826	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$14,434.77	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	2302.19	xx	6.625%	360	360	xx	xx	xx	Conventional	Fixed	120	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05-xx-2018	xx	xx	3.625%	xx	01-xx-2018	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is junior mortgage against subject property which is in the amount xx.
Annual county taxes for the year of xxxx have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the latest xx months payment history shows that the borrower is delinquent for x months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for x months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
Loan Modification agreement was made between borrower and lender on xx/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which began on xx/xx/xxxx. The new modified principal balance is in the amount of xx Lender has agreed to defer amount of xx Therefore the interest bearing amount is xx. The new maturity date is xx.
As per comment dated x/xx/xxxx the borrower is affected due to covid-xx. Comment dated x/xx/xxxx the forbearance plan has been provided to borrower which started from x/xx/xxxx till x/xx/xxxx. Comment dated x/xx/xxxx shows that the FB plan has been extended till x/xx/xxxx not further information has been found regarding the COVID-xx in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Update:
The current status of the loan is performing.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx/x/xxxx. The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which began on xx/x/xxxx. The new modified principal balance is in the amount of $xxx,xxx.xx. Lender has agreed to defer amount of $xxx,xxx.xx. Therefore the interest bearing amount is xx The new maturity date is xx/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 622 |-xx-xx-262 |-xx-| -42.12218% Comment: Amortization Term Months is 360. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Current Occupancy is Owner or former.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $222507.50   Tape Value: $224536.19   Variance: $-2028.69   Variance %: -0.90350%   Comment: Deferred Principle is $222,507.50.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2018   Tape Value: 1/xx/2016   Variance: 1032 (Days)   Variance %:    Comment: Doc Date of Last Modification is 11/xx/2018.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is NA.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is Yes.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 7/xx/2020   Variance: 1261 (Days)   Variance %:    Comment: Last Payment Received Date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $565000.00   Tape Value: $563513.51   Variance: $1486.49   Variance %: 0.26378%   Comment: Original Appraisal Value is $565000.00   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.62500%   Tape Value: 6.63000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original Stated rate is 6.6250%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000034   Tape Value: 33333210000000000000001X   Variance:    Variance %:    Comment: Payment History String is 3213444000000001000000MM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 430000000000000000000000   Tape Value: X10000000000000001233333   Variance:    Variance %:    Comment: Payment History String Reversed is MM0000001000000004443123.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance per Application is Cash Out .   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of Transaction per HUD-1 is Cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69940587	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,275.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,218.94	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	120	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	692	Not Applicable	36.551%	First	Short Form Policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	Not Applicable	3.300%	xx	01-xx-2014	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with “xx”, which was recorded on xx with loan amount of xx
The chain of assignment has not been completed. Currently the assignment is with “xx ("MERS")” which was recorded on xx The assignment is missing to “xx
Also, there is a break in chain of assignment. Assignment is missing from “xx” to “xx.
Borough, other and county taxes for the year of xxxx have been paid in the amount of xx
Annual school taxes for the year of xxxx-xxxx are due in the amount of xx on xx
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx. The loan was modified on xx between the borrower, “xx” and lender "xx”. As per the modified terms, Monthly payment will consist of interest only payment starting on xx till xx/xx/xxxx. The initial interest only payment will be $xxx.xx at the initial rate of x.xx%. There are three steps of interest rate. The modified maturity date is xx The unpaid principal balance is xx Debtor “xx” had filed bankruptcy under chapter xx with the Case#xx on xx
According to voluntary petition schedule D, the value of collateral is xx and the amount of secured claim is xx According to chapter xx individual debtor's statement of intention, the debtor wants retain the subject property and reaffirm the debt. The case was discharged and was terminated on xx Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. BPO report dated xx located at "xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Debtor “xx” had filed bankruptcy under chapter xx with the Case# xx on xx
According to voluntary petition schedule D, the value of collateral is xx and the amount of secured claim is xx According to chapter xx individual debtor's statement of intention, the debtor wants retain the subject property and reaffrm the debt. The case was discharged and was terminated on xx	The modification agreement was made on xx/xx/xxxx between the borrower "xx” and lender "xx”. As per the modified terms, Monthly payment will consist of interest only payment starting on xx/xx/xxxx till xx/xx/xxxx. The initial interest only payment will be $xxx.xx at the initial rate of x.xx%. There are three steps of interest rate. The modified maturity date is xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK evidences found on the PACER report. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections   Variance:    Variance %:    Comment: Updated as per the payment history.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is ARM.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV OLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Note Raet is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Property Address Street is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per application, the purpose of refinance is limited cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of Refinance is Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69944569	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,978.79	06/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	746	Not Applicable	40.172%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2010 12:00:00 AM	xx	Not Applicable	2.000%	xx	01-xx-2010	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx and lender MERS as nominee for xx which was recorded on xx The chain of assignment is complete as the assignment of mortgage is currently with the xx.
There is an active junior mortgage in the amount of xx which was recorded on xx in favor of xx.
No active lien and judgment have been found on the updated title report.
No tax information is available.
Review of the latest xx months payment history shows that the borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for x months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which began on x/xx/xxxx. The new modified principal balance is in the amount of xx and the interest bearing amount is xx The new maturity date is xx. The reason for modification is financial hardship.
As per comment dated x/xx/xxxx the borrower stated that the reason for default is poor financial ability due to COVID-xx Virus.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Borrower has filed bankruptcy under chapter x xx. Debtor was discharged from the bankruptcy on xx. Reaffirmation was filed on x/xx/xxxx which states that the debtor intent to reaffirm the subject property or subject claim. The schedule D of Voluntary petition dated x/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however the unsecured portion is $x.xx there is no comment indication a cram down.	Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which began on x/x/xxxx. The new modified principal balance is in the amount of xx and the interest bearing amount is xx The new maturity date is x/x/xxxx. The reason for modification is financial hardship.		xx	3: Curable		* Lost Note Affidavit (Lvl 3) "Lost Note Affidavit is found in the loan file which is located at xx. However the copy of note is available in the loan file."			Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69983331	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,004.70	12/xx/2023	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	641	639	50.902%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	4.250%	xx	01-xx-2016	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
The chain of assignment has not been completed, currently the assignment is with xx.
There are x credit card judgments against the borrower.
The first x credit card judgments are in the favor of xx.
The first was recorded on xx the amount is not mentioned.
The second was recorded on xx for the amount of xx.
The third was recorded on xx for the amount of xx.
The fourth credit card judgment was recorded on xx for the amount of xx in the favor of xx.
The fifth credit card judgment was recorded on xx.
The si4th credit card judgment was recorded on xx.
The seventh credit card judgment was recorded on xx.
The eighth credit card judgment was recorded on xx.
Annual taxes for the year xxxx are paid in the amount of $xxxx.xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the current status of the loan is performing and the next due date is xx/xx/xxxx. The last payment was received in the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated xx/xx/xxxx the current status of the loan is performing and the next due date is xx/xx/xxxx. The last payment was received in the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history in the amount of $xxx,xxx.xx.
The process of foreclosure has been initiated, the comment dated xx the file was referred to an attorney on xx. However, no further comments have been found regarding the foreclosure.
The loan has been modified since the origination.
The reason for default is unable to be determined from the available comments.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-xx.

Foreclosure Comments:The process of foreclosure has been initiated, the comment dated xx/xx/xxxx the file was referred to an attorney on xx. However, no further comments have been found regarding the foreclosure.
Bankruptcy Comments:As per xx the debtor had filed bankruptcy under chapter-xx with the case#xx and the plan was confirmed on xx. POC was filed on same date of deadline. Deadline date was xx. POC was filed on xx in the secured claim amount xx and an arrearage in the amount of $xx,xxx.xx. Currently the Bankruptcy is not in active status since it was dismissed on xx and was fully terminated on xx.	The loan modification agreement made between the lender xx with a new principal balance of xx with fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.The borrower had also promise to pay the deferred balance in the amount of $xx,xxx.xx on the maturity date on xx/xx/xxxx. The modification does not contain balloon payment.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization term is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK is No   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC is Yes.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 7/xx/2009   Tape Value: 8/xx/2016   Variance: -2588 (Days)   Variance %:    Comment: First pay date is 07/xx/2009.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000001111111111111   Tape Value: CCCCCCCCCCCCCC1234C   Variance:    Variance %:    Comment: Payment history string is 012340000010MMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111111100000000000   Tape Value: C4321CCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string is MMMMMMMMMMMM010000043210.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: The property type is pud.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $257587.05 Tape Value: $257847.64 Variance: $-260.59 Variance %: -0.10106% Comment: UPB as per pay hisory is $257,587.05. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan is originated with FHA case. The MI certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.
GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL Loan Data $14,373.67 Comparison Data $12,003.50  Variance+$2,370.17"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is different from note date. Settlement date is xx and the note date is xx."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70164146	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6.05	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.490%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2018 12:00:00 AM	xx	Not Applicable	4.375%	xx	12/xx/2018 12:00:00 AM	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx. which was recorded on xx  However, this should be with xx.
There is state tax lien active against the borrower in the amount of $xx, in the favor of xx which was recorded on xx.
Annual County taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of xx.
Annual County city taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months with the loan and the next due date for the regular payment is xx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.
According to servicing comment dated x/xx/xxxx, the reason for default is loss of income. However, no details have been found regarding Covid-xx impact.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the unknown and is in axxge condition. No damage pertaining to the subject property has been found.

Update:
The current status of the is bankruptcy.
As per the seller’s tape data as of xx/xx/xxxx, the borrower is delinquent with the loan for one month and the next due date for the regular payment is xx/xx/xxxx. The current balance is xx.
As per the comment dated xx the debtor filed bankruptcy under Chapter xx with xx. Further details not provided.
No comments related to occupancy and the current condition of the subject property have been found. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Update:
As per the comment dated xx the debtor filed bankruptcy under Chapter xx with xx. Further details not provided. The BK is active.
According to the modification, the loan was modified on xx/xx/xxxx, between the borrower xx., The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx. The maturity date as per modification is xx. This loan was modified once.	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 180 Tape Value: 216 |-xx-xx-36 |-xx-| -16.66666% Comment: Amortization term months are 180. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: EST OF xx   Variance:    Variance %:    Comment: Borrower last name is Burch.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: Current occupancy is Occupied by unknown party.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2018   Tape Value: 12/xx/2018   Variance: 19 (Days)   Variance %:    Comment: Doc date of last Modification is 12/xx/2018.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not required.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 8/xx/2019   Variance: 1571 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 130   Variance: 50   Variance %: 38.46153%   Comment: Loan original maturity term months are 180.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.49000%   Tape Value: 4.38000%   Variance: 0.11000%   Variance %: 0.11000%   Comment: Original stated rate is 4.4900%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000112210010100044   Tape Value: 333333333332110000000003   Variance:    Variance %:    Comment: Payment history string is 4444444444432102111100MM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 440001010012211000000000 Tape Value: 300000000111233333333333 Variance: Variance %: Comment: Payment history string reversed is MM00111111120123444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to:

TILA Finance Charge Test: Result FAIL Loan Data xx Comparison Data xx Variance xx.
TILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Data xx Comparison Data xx Variance xx.
TILA APR Test: Result FAIL Loan Data 4.490% Comparison Data 4.742% Variance -0.252%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result FAIL Loan Data $19,551.24 Comparison Data $20,419.73 Variance -$868.49
This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Data $19,551.24 Comparison Data $20,419.73 Variance -$868.49
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

TILA APR Test: Result FAIL Loan Data 4.490% Comparison Data 4.742% Variance -0.252%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 4.742%. The disclosed APR of 4.490% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70169559	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,403.37	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	36	36	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	Not Applicable	2.000%	xx	01-xx-2012	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of assignment has been completed as currently the assignment is with xx.
Active Judgments and Liens;
x) There are six civil judgments in the favor of xx.
x) There are another two civil judgments, 1st is in the favor of xx.
x) There are two State tax liens, 1st is in the favor of xx and 2nd is in the favor of xx.
x) There are x final judgments in the favor of xx and another is in the favor of xxs;
x) Annual county taxes for the year of xxxx have been paid in the amount of $xxxx.xx on x/xx/xxxx.
Review of payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
This modification agreement was made between borrowers xx and  Lender xx.
The step modification agreement was made on the effective date of xx/xx/xxxx with the new unpaid principal balance of xx starting from the first payment date of xx/xx/xxxx with the step rate of x.xxx% and P&I of $x,xxx.xx till the maturity date of xx/xx/xxxx. The rate is in x steps ending with x.xxx%.
The foreclosure was not initiated in the loan.
The borrower Catherine Shears had filed bankruptcy under chapter- xx with the xx. The plan was confirmed on xx.
The subject property is occupied by owner. No visible damages or repairs have been observed on the subject property.

Update :-
No change.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower Catherine Shears had filed bankruptcy under chapter- xx with the xx. The plan was confirmed on xx.
The POC was filed on xx in the claim amount of xx with arrearage in the amount of $x,xxx.xx.
Schedule D under voluntary petition filed on xx/xx/xxxx shows amount of claim without deducting the value of collateral as $xxx,xxx.xx, value of collateral that supports the claim as $xxx,xxx.xx, and unsecured portion as xx.
According to Amended chapter xx plan filed on xx the amount of $xxx.xx will be paid monthly (Months xx - xx).	This modification agreement was made between borrowers xx.
The step modification agreement was made on the effective date of xx/xx/xxxx with the new unpaid principal balance of xx starting from the first payment date of xx/xx/xxxx with the step rate of x.xxx% and P&I of $x,xxx.xx till the maturity date of xx/xx/xxxx. The rate is in x steps ending with x.xxx%.	Condo/PUD Rider Credit Application Credit Report Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Condo / PUD rider Missing (Lvl 2)     "Condominium rider is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal the LVT is 134.119% which is greater than 104.00%."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70195931	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,741.40	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	585	Not Applicable	35.452%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, assignment is with xx.
There is an active junior mortgage against subject property xx.
Annual county taxes for the year of xxxx had been paid in the amount of $x,xxx.xx.
No prior delinquent taxes have been found.

According to the payment history, the borrower has been current with the loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is performing.
According to the payment history, the borrower has been current with the loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx.The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs have been found.
As per comment dated xx/xx/xxxx, the borrower stated that he is self employed and his business has been closed due to COVID-xx.  As per comment dated xx/xx/xxxx, the COVID-xx deferment was processed on x/xx/xxx and due date for payment was xx/xx/xx with deferred amount of $xxxx.xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed bankruptcy under xx with xx. The debtor was xx on xx and terminated on xx.	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 380 |-xx-xx-20 |-xx-| -5.26315% Comment: Amortization term months (CE, S&P) is "360". Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is "No".   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy (Post-Loan Origination)? is "Yes".   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $24678.59   Variance: $-24678.59   Variance %: -100.00000%   Comment: Deferred principal (Modification) per payment history is "0.00".   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a modification change note terms? is "No".   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 11/xx/2014   Variance:    Variance %:    Comment: Doc date of last modification is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 100121211211000444444444   Tape Value: 000001211222222122221110   Variance:    Variance %:    Comment: Payment history string is "000101121122222212222110".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444000112112121001   Tape Value: 011122221222222112100000   Variance:    Variance %:    Comment: Payment history string reversed is "011222212222221121101000".   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 35.452%   Tape Value: 7806.100%   Variance: -7770.648%   Variance %: -7770.64800%   Comment: Post-Close DTI per 1003 is "35.452%".   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refinance per application is "Cash Out - Other"   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 is "Cash Out". Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "As per the final HUD-1 located at (249680 pg#302), some point & fees are hand written."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70205693	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,315.68	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.400%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	21.857%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	2.000%	xx	01-xx-2013	Financial Hardship	According to the updated title report dated xx
The chain of assignment has been completed. The last assignment is with xx

First judgment was in the favor of xx, second judgment was in the favor of xx, and third judgment was in the favor of xx.

There are seven state tax liens against the borrower, “xx for the total amount of $xx which was recorded on different dates.
No SSN # and DOB has been provided on supportive document for verification.

There is one UCC lien against the borrower, “xx. Amount of lien has not been mentioned on supportive document.

First and second installments of county taxes for the year of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx and xx/xx/xxxx respectively.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. The loan was modified on xx/xx/xxxx.
The lender had forgiven the principal balance in the amount of xx which exceeds x% of modified principal balance. The new principal balance is xx
Borrower promises to pay P&I in the amount of $x,xxx.xx with the modified interest rate of x.xxx% beginning from xx till the maturity date of xx
The borrower, "xx" had filed the bankruptcy under chapter x with the case#xx
According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx
The debtor was discharged on xx and joint debtor was discharged on xx The case was terminated on xx
According to comment dated xx/xx/xxxx, the reason for default is unemployment. The comment dated xx/xx/xxxx states that the COVID-xx deferment has been processed on xx/xx/xxxx. The next due date is xx with the deferred amount of $xxxx.xx. No further comment has been found regarding COVID-xx.
No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter x with the case#xx.
According to voluntary petition schedule D, the value of the collateral is  xx and the amount of secured claim is xx
The debtor was discharged on xx and joint debtor was discharged on xx The case was terminated on xx	This modification agreement was made between the borrower, "xx
The lender had forgiven the principal balance in the amount of xx which exceeds x% of modified principal balance. The new principal balance is xx
Borrower promises to pay P&I in the amount of $x,xxx.xx with the modified interest rate of x.xxx% beginning from xx till the maturity date of xx
Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 395 |-xx-xx-35 |-xx-| -8.86075% Comment: Maturity term is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower, "Ramon Camarena and Maria Camarena" had filed the bankruptcy under chapter 7 with the case#xx.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1642.77   Variance: $-1642.77   Variance %: -100.00000%   Comment: Not found.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: AMortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 395   Variance: -35   Variance %: -8.86075%   Comment: Maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrowers."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in California state. Following state disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The subject loan was originated on xx However, according to Final HUD-1, the settlement date is xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70233013	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,137.09	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	613	546	51.238%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	5.000%	xx	01-xx-2017	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. The chain of mortgage assignment has been completed. Currently, the mortgage is with xx. There is a junior mortgage open against the property in the favor of xx in the amount of xx which was recorded on xx. x) There is Notice of Federal Tax Lien (IRS lien) open against the xx in the favor of xx in the amount of xx which was recorded on xx.
 Borrower name does not match with name given on supporting document.
 x) There is civil judgment open against the xx prior to mortgage in the favor of xx in the amount of xx which was recorded on xx.  Borrower name does not match with name given on supporting document.
Second installment combined taxes of xxxx are due on $x,xxx.xx.	The payment history dated as of xx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status. The payment history dated as of xx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx. No foreclosure proceedings have been found. According to collection comment, no damages or repairs have been found. As per comment dated x/xx/xxxx, the borrower income has been impacted by pandemic and requested for temporary assistance. Comment dated x/xx/xxxx states that the forbearance plan was offered for x months from x/xx/xxxx to x/xx/xxxx. Covid-xx deferment was processed in the amount of $x,xxx.xx and new due date was x/xx/xxxx. Comment dated x/xx/xxxx states that the reason for default is curtailment of income as impacted by pandemic. Another Covid-xx deferment was processed on x/xx/xxxx in the amount of $x,xxx.xx and new due date was x/xx/xxxx. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xx had filed bankruptcy under chapter-xx with the case# xx on xx. Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx on xx, in the secured claim amount of xx and an arrearage in the amount of xx. POC filing deadline was xx. Plan was confirmed on xx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. Trustees chapter xx final report dated xx states that the creditor claim arrearage was paid in eth amount of xx through bankruptcy. This case was discharged on xx and it was terminated on xx.	The loan was modified on xx/x/xxxx with new principal balance of $xxx,xxx.xx. The borrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/x/xxxx to the new maturity date of xx/x/xxxx.	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 441 |-xx-xx-81 |-xx-| -18.36734% Comment: Amoritzation term months are 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankrutpcy is "Yes".   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $3606.30   Variance: $-3606.30   Variance %: -100.00000%   Comment: Deferred Principal per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation type is "Full Documentation".   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 441   Variance: -81   Variance %: -18.36734%   Comment: Loan Original Maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Post-Close DTI per 1003   Loan Value: 51.238%   Tape Value: 5496.000%   Variance: -5444.762%   Variance %: -5444.76200%   Comment: Post close DTI per 1003 is 43.729 %   Tape Source: Initial   Tape Type:
																																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of Transaction per HUD-1 is "Cash - Out" Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70328330	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,892.78	11/xx/2023	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.390%	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/xx/2013	xx	xx	4.000%	xx	06/xx/2013	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx
The chain of assignment has been completed, currently the assignment is with xx
There is an active junior mortgage for the amount of  xx
County taxes for the year xxxx-xxxx will due on xx/xx/xxxx and xx/xx/xxxx for the total amount of $xxxx.xx. No prior year tax delinquency has been found.
xx	According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.

Update:-
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx and the deferred balance is $xx,xxx.xx.
Collections Comments:The current status of the loan is in active bankruptcy.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
No comments have been found regarding the foreclosure in latest comment history.
The borrower xx had filed Bankruptcy under xx According to the debtor's chapter-xx plan which was filed on xx the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx per for xx months. This plan was confirmed on xx The POC was filed on xx with the secured claim xx & with an arrearage of xx
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair. Also, no comments have been regarding the income impacted due to Covid-xx.

Foreclosure Comments:As per updated title document (xx) foreclosure proceedings were initiated on the loan by referring to attorney. The complaint was filed on xx No further information is available.
Bankruptcy Comments:The borrower xx had filed Bankruptcy under xx.
According to the debtor's chapter-xx plan which was filed on xx the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx per for xx months. This plan was confirmed on xx The POC was filed on xx with the secured claim xx & with an arrearage of xx	The loan modification agreement was made between the lender xx and the borrower xx on xx/xx/xxxx with new principal balance of $xxx,xxx.xx out of which amount of $xx,xxx.xx deferred amount & amount of $xxx,xxx.xxis interest bearing amount. The borrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure? is Yes   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 1/xx/2011   Variance:    Variance %:    Comment: Interest Only Expiration Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential? is Yes   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.39000%   Tape Value: 4.00000%   Variance: 3.39000%   Variance %: 3.39000%   Comment: Original Stated Rate is 7.39%   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $786.69 Variance: $-786.69 Variance %: -100.00000% Comment: Suspense Balance per Payment History is $0.00 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "Final CD reflects closing date as 8/xx/2006. Notary signature date on the Mortgage/Deed of Trust is 8/xx/2006. ROR was signed by borrower on 8/xx/2006 with an expiry date of 8/xx/2006 and the loan funded on 8/xx/2006."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 8/xx/2006. Notary's signature date on the Mortgage/Deed of Trust is 8/xx/2006. Note date is 8/xx/2006."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70536829	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,387.90	08/xx/2020	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2007 12:00:00 AM	xx	Not Applicable	2.000%	xx	2/xx/2007 12:00:00 AM	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx and it was recorded on xx for the amount of x in favor of xx
The chain of assignment has been completed. The last assignment is with xx.
There is senior mortgage against the subject property in the favor of xx, a Delaware Corporation in the amount ofxx which was recorded on xx.
No active liens and judgments have been found against the borrower and subject property.
1st installment of county taxes for year xxxx is due on xx/xx/xxxx in the amount of $xxxx.xx.
1st installment of county taxes for year xxxx is due on x/xx/xxxx in the amount of $xxxx.xx.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.

As per comment dated x/xx/xxxx, the reason for default is slow business.

As per comment dated x/xx/xxxx, the foreclosure was referred to attorney on xx. As per comment dated x/xx/xxxx, the file was placed on hold due to stipulation agreement. No other evidence has been found.

No other evidence has been found regarding bankruptcy.
Foreclosure Comments:As per comment dated x/xx/xxxx, the foreclosure was referred to attorney on xx. As per comment dated x/xx/xxxx, the file was placed on hold due to stipulation agreement. No other evidence has been found.
Bankruptcy Comments:Not Applicable	The loan was modified on x/xx/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx. The borrower has promised to pay the amount of $ $xxx.xx with the interest rate of x.xxx% beginning on xx, which will get periodically changed in x steps till the maturity date xx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx  Variance: -4856 (Days)   Variance %:    Comment: Doc date of modification is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculate type is 360/360.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 366   Variance: -6   Variance %: -1.63934%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: 2/xx/2007   Tape Value: 6/xx/2020   Variance: -4856 (Days)   Variance %:    Comment: Modification first payment date is 2/xx/2007.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Comment: Original balance is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Note Doc Date   Loan Value: xx Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 0000mmmmm22mmmmmmm444444   Tape Value: 000000422210666554444445   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444mmmmmmm22mmmmm0000   Tape Value: 544444455666012224000000   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: xx  Variance: 6 (Days)   Variance %:    Comment: Prepayment penalty end date is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 6343 (Days) Variance %: Comment: Stated maturity date is xx. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Missing Credit Report from the loan package."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Ease risk indicator is elevated.
This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is xx is different from the note date."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70568039	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,313.90	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.785%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	No	Yes	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	4.710%	xx	01-xx-2016	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.

The chain of assignment has not been completed as the assignment of mortgage is currently with the xx.

Active Judgments and Liens have been found:

There is one civil judgment which was recorded on xx.

There is another one civil judgment which was recorded on xx.

There is another one civil judgment which was recorded on xx.

There is another one civil judgment which was recorded on xx.

There is another one civil judgment which was recorded on xx.

There is another one civil judgment which was recorded on xx.

According to the updated title report dated xx/xx/xxxx there is one water/sewer lien which was recorded on xx in the amount of $xx in favor of xx. The subject property is located in CT State which is super lien state. If unpaid this lien the property will be foreclosed it can be cure by paid off this lien along with late charges to it.

According to the updated title report dated xx/xx/xxxx there is one municipal foreclosure lien which was recorded on xx in the amount of $x.xx in favor of xx.

According to the updated title report dated xx/xx/xxxx there is one municipal foreclosure lien which was recorded on xx in the amount of $x.xx in favor of xx.
xx foreclosure is started on the lien .The lis pendency was filed which is located at “xx

The city taxes of xxxx have been paid in 1st installment in the amount of $xxxx.xx.
The city taxes of xxxx have been paid in 2nd installment in the amount of $xxxx.xx.
As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy-delinquent. As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated x/xx/xxxx the reason for default is the family issue. The subject property has been occupied by owner. The borrower's intention is to keep the property.

The BPO report dated x/xx/xxxx and located at xx, the subject property is owner occupied and it is in an axxge condition. The property repairs are found. The estimated repair cost is $xx,xxx.xx
Siding is missing/needs replacement. Roof appears to be older and windows need repair.

The loan was modified on x/xx/xxxx between the borrower xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of x.xxx%and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from x/xx/xxxx. The maturity date as per modification is x/xx/xxxx.There is no any deferred balance. The interest-bearing amount is xx. The deferred balance is $xx,xxx.xx.

The modification contains different interest rate and P&I for specific time periods.

The Borrower Susan A. Plano filed Bankruptcy under chapter-xx on xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim of $ xx with an arrearage of $ xx,xxx.xx to cure any default.

The Schedule-D in Voluntary petition filed & entered on xx/xx/xxxx shows that the amount of claim is xx out of secured claim in the amount of xx and the value of unsecured portion is $ xx,xxx.xx.

As per order confirming chapter xx plan dated xx the debtor shall pay to the trustee $xxx.xx monthly for xx months.

As per the review of collection comments, the foreclosure was initiated in xxxx. The file was referred to an attorney is on x/xx/xxxx. The foreclosure complaint was filed on xx.
The foreclosure service was completed on x/xx/xxxx. The foreclosure was put on hold due to the Borrower xx under chapter-xx on xx.

Update:
The current status of the loan is active bankruptcy.
The reason for default is not available in latest servicing comments.
The foreclosure was initiated in xxxx with the loan. As per servicing comment dated xx/xx/xxxx, the foreclosure complaint was filed on xx with xx. As per servicing comment dated xx/xx/xxxx, the foreclosure has been placed on hold as borrower filed for bankruptcy under chapter xx on xx.
As per the servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with xx and bankruptcy is still active.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
As per seller tape data, the property is owner-occupied.

Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in xxxx. The file was referred to an attorney is on x/xx/xxxx. The foreclosure complaint was filed on x/xx/xxxx.
The foreclosure service was completed on x/xx/xxxx. The foreclosure was put on hold due to the Borrower Susan A. Plano filed Bankruptcy under chapter-xx on xx/xx/xxxx with the Case# xx-xxxxx.

Update:
The foreclosure was initiated in xxxx with the loan. As per servicing comment dated xx/xx/xxxx, the foreclosure complaint was filed on xx with casxx. As per servicing comment dated xx/xx/xxxx, the foreclosure has been placed on hold as borrower filed for bankruptcy under chapter xx on xx. No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:The Borrower xx filed Bankruptcy under chapter-xx on xx with the xx and the plan was confirmed on xx. The POC was filed on xx. with the secured claim of $ xx with an arrearage of $ xx,xxx.xx to cure any default.

The Schedule-D in Voluntary petition filed & entered on xx shows that the amount of claim is xx out of secured claim in the amount of xx and the value of unsecured portion is $ xx,xxx.xx.

As per order confirming chapter xx plan dated xx the debtor shall pay to the trustee $xxx.xx monthly for xx months.

Update:
As per the servicing comment dated xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with xx and bankruptcy is still active.

The loan was modified on x/x/xxxx between the borrower xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from x/x/xxxx. The maturity date as per modification is x/x/xxxx.There is no any deferred balance. The interest-bearing amount is xx.The deferred balance is $xx,xxx.xx. The modification contains different interest rate and P&I for specific time periods.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 605 |-xx-xx-245 |-xx-| -40.49586% Comment: The amortization term months are 360. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: The loan is currently in bankruptcy-delinquent. As per the review of payment history as of 10/xx/2020, the borrower is delinquent for 14 months and the next due date for payment is 8/xx/2019. The last payment was received on 9/xx/2020 in the amount of $1,224.98 which was applied for due date 4/xx/2018.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the review of collection comments, the foreclosure was initiated in 2019. The file was referred to an attorney is on 8/xx/2019. The foreclosure complaint was filed on 9/xx/2019.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: Not Applicable   Tape Value: 5/xx/2016   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: 5/xx/2016   Variance:    Variance %:    Comment: The loan is conventional fixed loan.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan is conventional fixed loan.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 5/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.78500%   Tape Value: 4.71000%   Variance: 3.07500%   Variance %: 3.07500%   Comment: The Note reflects the original stated rate is 7.78500%   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance is cash out -other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: The purpose of transaction per HUD-1 is Cash out.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 9/xx/2019   Tape Value: 8/xx/2019   Variance: 38 (Days)   Variance %:    Comment: As per the review of collection comments, the foreclosure was initiated in 2019. The file was referred to an attorney is on 8/xx/2019. The foreclosure complaint was filed on 9/xx/2019.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1203.31 Variance: $-1203.31 Variance %: -100.00000% Comment: The suspence balance per payment history is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license.  As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no
longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license.  As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no
longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CT State. The following disclosures are missing from the loan file.

1. Appraisal Disclosure
2. 2nd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
3. Interest Rate Disclosure
4. Lock-In Agreement Disclosure
5. Payoff Statement Disclosure
6. Legal RepresentationDisclosure
7. Non-Prime HUD ContactDisclosure
8. Non-Prime Notice of LoanTerms Disclosure
9. Interim Financing Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR document is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$18,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70572217	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,652.48	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	44.851%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
There is an active ECB lien in the amount of $xx which was recorded on xx. The supporting document is attached with the updated title report but the subject property address is not available on the document to verify whether this lien is against the subject property or not.
There are two active senior mechanics liens against the borrower in the total amount of xx
There is an active senior civil judgment against the borrower in the amount of $xx which was recorded on xx
1st installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
2nd installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
3rd installment of combined tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
4th installment of combined tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
Annual utilities charges for the year of xxxx are delinquent which was due on x/xx/xxxx in the amount of $xxxx.xx and it is good through on xx/xx/xxxx.
Review of the latest payment history shows that the borrower is delinquent for x months. The borrower is delinquent from the first payment. Therefore the next due date is x/xx/xxxx. The current interest rate is x.xxx%, P&I is $x,xxx.xx and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for x months. The borrower is delinquent from the first payment. Therefore the next due date is x/xx/xxxx. The current interest rate is x.xxx%, P&I is $x,xxx.xx and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
As per comment dated x/xx/xxxx the borrower is not working due to COVID-xx.  At origination borrower is operator and owner of New Globe Developers from last xx years x month with no reserves.
As per collection comments the subject property is occupied by the tenants and is in axxge condition.

Update:
The loan is currently performing.
As per the final application, the borrower has been the owner of New Globe Developers for xx.x years.
As per comment dated x/xx/xxxx, FB plan was provided for x months which started on x/xx/xxxx. Further details not provided.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Right of Rescission	Field: Age of Loan Loan Value: 2 Tape Value: 8 |-xx-xx-6 |-xx-| -75.00000% Comment: Age of Loan is 2. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: Original CLTV Ratio Percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Original Standard LTV (OLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001122334333444444   Tape Value: XXXXXXXXXXXXXXXXXX123456   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444333433221100000000   Tape Value: 654321XXXXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 44.851%   Tape Value: 44.810%   Variance: 0.041%   Variance %: 0.04100%   Comment: Post-Close DTI per 1003 is 44.851%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 44.630%   Tape Value: 44.590%   Variance: 0.040%   Variance %: 0.04000%   Comment: Post Close Housing Ratio per 1003 is 44.630%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: xx) is NA.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 358   Tape Value: 352   Variance: 6   Variance %: 1.70454%   Comment: Stated Remaining Term is 358.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Attached   Tape Value: Detached   Variance:    Variance %:    Comment: Subject Property Detached/Attached is Attached.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is 2 Family. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a DTI of 44.851% as the Borrower income was $13,148.00 and total expenses are in the amount of $5,897.01 per 1008 (xx) this loan is manually underwritten with a DTI of 44.851%."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70601536	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,308.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	23.957%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08-xx-2010	xx	Not Applicable	4.000%	xx	01-xx-2010	Financial Hardship	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated on xx.
The chain of assignment has been completed as currently the mortgage is with current assignee xx.
There are two junior mortgages active against the property with the same lender xx.
RE Tax Status:
  Annual combined taxes for the year xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.
No delinquent taxes have been found for the prior year.	The payment history dated as of x/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xx% which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xxx,xxx.xx.	Collections Comments:Currently, the loan is in performing status.

The payment history dated as of x/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xx% which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xxx,xxx.xx.

No foreclosure & bankruptcy activity has been found.

According to the collection comment dated x/xx/xxxx, the borrower has been impacted due to Covid-xx. The borrower requested temporary Covid-xx assistance which was received via email on x/xx/xxxx. As per comment dated x/xx/xxxx, deferment plan has been offered which will be processed onxx. Further details are unavailable.

The subject property occupied by owner with good condition. No damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower xx with the new modified principal balance of $xxx,xxx.xx. According the modification agreement the borrower promises to pay P&I $xxx.xx with the interest rate of x% with fixed amortized type and it was beginning from first payment date on xx/x/xxxx and ends with the maturity date of xx/x/xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization term months (CE,S&P) is 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $843.25   Variance: $-843.25   Variance %: -100.00000%   Comment: deferred principal per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx   Variance: -54 (Days)   Variance %:    Comment: The loan was modified on 9/xx/2010.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   xx   Variance: 27 (Days)   Variance %:    Comment: Original note doc date is 9/xx/2000.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001003211100111000   Tape Value: 122121121000000101000010   Variance:    Variance %:    Comment: Payment history string is 032232121001002101000010.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000111001112300100000000 Tape Value: 010000101000000121121221 Variance: Variance %: Comment: The Payment History String reversed is 010000101200100121232230. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at the time of origination is missing from loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70653056	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,832.75	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	55.546%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	2.500%	xx	01-xx-2019	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against subject property which is in the amount of xx, recorded on xx and filed by xx.
Annual combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
Review of updated payment history as of x/xx/xxxx, the next due for regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in collection. Review of updated payment history as of x/xx/xxxx, the next due for regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on x/x/xxxx with the x step amortization with the new principal balance of $xxx,xxx.xx. The borrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from x/x/xxxx to the maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 618 |-xx-xx-258 |-xx-| -41.74757% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $44.17   Variance: $-44.17   Variance %: -100.00000%   Comment: Deferred principal per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2019   Tape Value: 8/xx/2019   Variance: -31 (Days)   Variance %:    Comment: Doc date of last modification is 7/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 618   Variance: -258   Variance %: -41.74757%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Radian   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 8/xx/2019   Tape Value: 7/xx/2024   Variance: -1796 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.500%   Tape Value: 3.500%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 8/xx/2024   Tape Value: 7/xx/2025   Variance: -334 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.500%   Tape Value: 4.500%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 8/xx/2025   Tape Value: 7/xx/2026   Variance: -334 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.500%   Tape Value: 4.630%   Variance: -0.130%   Variance %: -0.13000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000111111000000000000   Tape Value: 111221131100021222223322   Variance:    Variance %:    Comment: Payment history string is 0111222123MMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000111111000000   Tape Value: 223322222020001131112111   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMMMMM3212221110.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 57.734% Tape Value: 5415.000% Variance: -5357.266% Variance %: -5357.26600% Comment: Post close DTI per 1003 is 57.734%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "MO Seller-Paid Points and Fees Exception Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to Prohibited Fees First Lien Test, Origination Fee & Broker Fee Test and MO Seller-Paid Points and Fees Exception Test has been failed"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees First Lien Test: FAIL Loan Data Comparison Data $1,750.00 $0.00  Variance +$1,750.00
Origination Fee & Broker Fee Test: FAIL Loan Data $2,731.75 Comparison Data $1,750.00 Variance +$981.75"
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70669031	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,561.52	06/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	43.774%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xxx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
No active judgments or liens have been found.
Annual county and city taxes of xxxx have been paid in the total amount of $xx,xxx.xx.	The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.
Latest collections comments are not available. Collections comments are missing from x/xx/xxxx to x/xx/xxxx. However, we require collections comments in recent xx months after loan origination.
No bankruptcy filing has been found.
At the time of origination borrower was working as xx from xx years x month.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Base Loan Amount Loan Value: Not Applicable Tape Value: xx |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Documents reflects the Escrow Account Indicator is Yes.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -4 (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 43.774%   Tape Value: 43.554%   Variance: 0.220%   Variance %: 0.22000%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Rate Lock Date Loan Value: 3/xx/2020 Tape Value: 3/xx/2020 Variance: 5 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal dated after closing (Lvl 4) "Lender used appraisal dated xx, which is expired. Loan closing date is 4/xx/2020. Another appraisal was obtained on xx. Hence, LTV has increased abouve 80.00% which is 80.696%. Borrower is willing to pay paydown the difference to make it 80.00% if that helps."	* Loan does not conform to program guidelines (Lvl 3) "Lender used appraisal dated xx, which is expired. Loan closing date is 4/xx/2020. Another appraisal was obtained on xx. Hence, LTV has increased abouve 80.00% which is 80.696%. Borrower is willing to pay paydown the difference to make it 80.00% if that helps."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.774% as the Borrower income was $10,307.44 and total expenses are in the amount of $4,511.96 per AUS/DU xx and its recommendation is “Approve/Eligible" at a DTI of 43.77%. Also, DU report is not valid as the Appraised value used from the Appraisal report dated xx for LTV/CLTV was outdated. SOL expired, downgraded to LVL2."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70757204	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$623.66	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.040%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	1.000%	xx	01-xx-2019	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
The annual combined taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx+days and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy-delinquent and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. According to the xx the borrower xx. The plan was confirmed on xx. The RFD is unable to be determined. No evidence of damage or repair to the subject property was found. No comments have been found stating the borrower’s income has been impacted by COVID-xx.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney. The foreclosure is placed on hold due to the borrower xx had filed bankruptcy under chapter-xx with the xx.No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to the xx the borrower xx had filed bankruptcy under chapter-xx with the xx. The POC was filed on xx with the claim amount of xx.The schedule D of Voluntary petition dated xx shows that the amount of claim without deducting the value of the collateral is xx. However, the unsecured portion is $x.xx. As per the chapter xx filed on xx, the debtor shall pay the trustee the amount of $xxxx per month for x months and the amount of $xxxx per month for xx months. The plan was confirmed on xx.	This step modification agreement was made between xx. As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx monthly with a modified interest rate of x.xxx%, beginning from x/x/xxxx. The maturity is x/x/xxxx. The lender has forgiven principal in the amount of $xx,xxx.xx. However, the forgiven amount exceeds x% of the modified principal. The interest bearing amount is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 611 |-xx-xx-251 |-xx-| -41.08019% Comment: Amortization Term Months (CE,S&P) is "360". Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure? is "Yes".   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $30.00   Variance: $-30.00   Variance %: -100.00000%   Comment: Deferred Principal (Modification) per payment History is $0.00.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Interest Only Expiration date is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Interest Only period is "No".   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is "Step".   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 611   Variance: -251   Variance %: -41.08019%   Comment: Loan Original Maturity term Months is "360".   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2019   Tape Value: 1/xx/2024   Variance: -1795 (Days)   Variance %:    Comment: Mod Step 1 Date is "2/xx/2019".   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 1.000%   Tape Value: 2.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 1 Rate is "1.000%".   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2025   Variance: -335 (Days)   Variance %:    Comment: Mod Step 2 Date is "2/xx/2024".   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 2 Rate is "2.000%".   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 2/xx/2025   Tape Value: 1/xx/2026   Variance: -334 (Days)   Variance %:    Comment: Mod Step 3 Date is "2/xx/2025".   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 3 Rate is "3.000%".   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 2/xx/2026   Tape Value: 1/xx/2027   Variance: -334 (Days)   Variance %:    Comment: Mod Step 4 Date is "2/xx/2026".   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 4.000%   Tape Value: 4.630%   Variance: -0.630%   Variance %: -0.63000%   Comment: Mod Step 4 Rate is "4.000%".   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000100000   Tape Value: 556677987654321100321211   Variance:    Variance %:    Comment: Payment History String is "32104444444mmmmmmmmmmmm".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000001000000000000000000   Tape Value: 112123001323456789766655   Variance:    Variance %:    Comment: Payment History String Reversed is "mmmmmmmm444444444443210".   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $158500.00 Variance: Variance %: Comment: Sales price (Hud-Line 101) is "Not Applicable". Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is missing from the loan file. The values are updated as per the itemization located atxx
* Lost Note Affidavit (Lvl 3) "A Lost note affidavit found in a file at xx, Which states that the Original Note was not located. A diligent search was conducted and it was not found."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in South Carolina. The following state disclosures are missing from the loan file,

1. Agent Preference Disclosure
2. Casualty Insurance Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70821654	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$12,937.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	36.899%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with xx. There is a senior mortgage against the subject property in the amount of xx which was recorded on xx in favor of xx. No active judgments or liens have been found. No prior year delinquent taxes have been found.

Update
As per the review of the updated title report dated x/xx/xxxx.

No active judgments or liens found.
The first installment of county taxes for xxxx-xxxx is paid off in the amount of xx on xx
The second installment of county taxes for xxxx-xxxx is due on xx in the amount of xx
No prior year taxes are delinquent.

Review of payment history shows that the borrower is making payments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. As per payment history, the current UPB is $xxx,xxx.xx.
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:The loan is performing. The borrower is making payments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. No bankruptcy and foreclosure activities have been found. Currently, the borrower is owner of xx. No evidence of damage or repair on subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N.A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per calculations.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: As per original note document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per calculations.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: XXXXXXXXXXXX   Variance:    Variance %:    Comment: PAyment history string is 0XXXXXXXXXXX.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: XXXXXXXXXXXX Variance: Variance %: Comment: PAyment history string is 0XXXXXXXXXXX. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71142715	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,924.92	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.410%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	720	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2019 12:00:00 AM	xx	Not Applicable	6.000%	xx	01-xx-2019	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx with xx. The chain of assignment has been completed as currently the assignment is with xx. No active judgments or liens found. Property Tax Status; x) 1st installment County taxes for the year of xxxx have been paid in the amount of x,xxx.xx on xx/xx/xxxx. x) 2nd installment County taxes for the year of xxxx have been paid in the amount of x,xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower has been delinquent for x month. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx % with P&I in the amount of $xxx.xx.	Collections Comments:Available payment history and comments shows that the borrower is not making regular payments. The loan payment is currently x month in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx % with P&I in the amount of $xxx.xx. The modification agreement was made between the borrower xx and lender xx on the effective date of xx. The borrower promises to pay the new unpaid principal balance of $xxx,xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx starting from the first payment date of xx till the maturity date of xx. According to xx, the borrower xx filed bankruptcy under chapter xx with case#xx on xx. The plan was confirmed on xx. The plan was later terminated on xx. As per comments dated xx/xx/xxxx, the foreclosure was initiated and the filed was referred to an attorney on xx. According to the notice of pendency dated xx, the complaint was filed xx. However, the foreclosure is on hold due to filed bankruptcy under chapter xx on xx.
 Collection comment dated xx/xx/xxxx shows the reason for borrower's default as excessive obligation.
No employment related information has been found for the borrower.
Foreclosure Comments:As per comments dated xx/xx/xxxx, the foreclosure was initiated and the filed was referred to an attorney on xx. According to the notice of pendency dated xx, the complaint was filed xx.  However, the foreclosure is on hold due to filed bankruptcy under chapter xx on xx.

Bankruptcy Comments:According to PACER, the borrower xx filed bankruptcy under chapter xx with case#xx on xx. The plan was confirmed on xx. The plan was later terminated on xx. The POC was not filed. Schedule D under voluntary petition filed on xx shows value of property as xx, value of property without deducting the value of collateral as xx and unsecured portion is in the amount of xx. According to order confirming chapter xx plan filed on xx(doc#xx) the revised plan dated xx has been confirmed. The confirmed plan states that the parties had stipulated that the property value of xx (Doc#xx). The court had approved the stipulation (Doc#xx. The secured claim of the property shall be xx. The parties stipulated that the debt can be fully amortized over xx years at x.xx% interest. The payment shall be $xxx (plus escrow) per month commencing from x/xx/xxxx. The unsecured part of the loan is about $xx,xxx.oo and will receive a prorata share of the payment to the unsecured creditors. According to the motion to value collateral (Doc#xx) the property value is xx; however, there are no comments reporting regarding the cram down.	The modification agreement was made between the borrower xx and lender xx on the effective date of xx. The borrower promises to pay the new unpaid principal balance of $xxx,xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx starting from the first payment date of xx till the maturity date of xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 517 |-xx-xx-157 |-xx-| -30.36750% Comment: As per note the terms are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per review the foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 517   Variance: -157   Variance %: -30.36750%   Comment: As per note the terms are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 132101000001019999999876   Variance:    Variance %:    Comment: The Payment history string is 11440000000404444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 678999999010100000121231   Variance:    Variance %:    Comment: The ayment history reverse string is 44444444444440400004411.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: Unavailable Tape Value: 1461.900% Variance: Variance %: Comment: final loan application is missing. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "According to final HUD-1 the settlement date is xx. But, the note date is xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71215901	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$1,028.68	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx.

No single assignment of mortgage is available in the updated title report as the subject mortgage is still with the lender, xx

Active junior or senior judgments/liens/mortgages:

x. There is an active prior Mortgage in the updated title report in the amount of xx in favor of "xx" and it was recorded on xx .
This subject mortgage was subordinated to the subject mortgage through Subordination Agreement which was recorded on xx

x. There is an active prior Municipal Code Violation in the updated title report against the subject property in the amount of xx in favor of "xx" which was recorded on xx

The 1st installment of County taxes for xxxx have been paid off in the amount of xx on xx

No prior year delinquent taxes have been found in the updated title report.

Update
As per the review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx.
There is an active prior Mortgage in the updated title report in the amount of xx in favor of "xx" and it was recorded on xx The subject mortgage which was recorded on xx was subordinated (xx) with above said mortgage. At this the subject mortgage is in lower lien position.
There is an active prior municipal code violation in the updated title report against the subject property in the amount of xx in favor of "xx" which was recorded on xx
There is one civil judgment open against the borrower in the amount of xx with xx which was recorded on xx
The first installment of county taxes for xxxx is due on xx in the amount of xx
The second installment of county taxes for xxxx is not yet generated.
As per updated title report, no prior year taxes are delinquent.
Review of updated payment history as of x/xx/xxxx, the loan has been performing well from last xx months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.

Update:
The latest payment history is missing from x/xx/xxxx to xx/xx/xxxx. Tape data shows next due date as xx/xx/xxxx. Unable to determine the last payment received date. Tape shows UPB as xx,xxx.xx.
The borrower is currently paying as per the note terms
Collections Comments:The loan has been performing well from last xx months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Original Appraised Value Loan Value: xx Tape Value: xx |-xx-| $-xx |-xx-| -17.39130% Comment: The transmittal report is showing that the appraised value of the property is xx but the tape shows it as xx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: The property is located in the City of "xx" in the Note but tape shows as "Calumet."   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: Lower rate or term Variance: Variance %: Comment: Purpose of refinance per Application is "Limited Cash out" but tape shows as "Lower rate/term." Tape Source: Initial Tape Type:	4: Unacceptable	* Mortgage (Lvl 4) "Accordings to seller's tape data, the FHA case number has been expired when loan closed."	* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* LTV or CLTV exceeds 104% (Lvl 2) "The subject loan is a Streamline Refinance with no Appraisal."
																																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Missing a Rate Lock Agreement which was signed by Borrower or memorialized comment by the Loan Officer."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71314313	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,341.74	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	xx	5.125%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated xx
The chain of assignment is complete. Currently loan is with ‘xx
There are two state tax liens against the borrower in the total amount of $xx
The county taxes for xxxx have been paid off in the amount of $x,xxx.xx.
No prior delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx, borrower is current with loan. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. Next due to date is x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.
Collections Comments:Comments:
xx Servicing Comments
xx Board Prior Comments
As per review of latest payment history as of x/xx/xxxx, borrower is current with loan. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. Next due to date is x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx.
The borrower xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx No distribution fund has been found towards creditor. As per case summary the debtor was discharged on xx and terminated on xx
The comment dated xx shows that borrower’s income has been impacted due to pandemic. Borrower states that her husband has lost hours from his job. The latest comment dated x/xx/xxxx shows that reason for default is curtailment of income. No further details have been found regarding covid-xx plan.
The comment dated x/xx/xxxx shows that subject property is occupied by owner.
The foreclosure was initiated on subject property.  As per comment dated xx the foreclosure file was put on hold due to the loss mitigation. No further details have been found.

Foreclosure Comments:The foreclosure was initiated on subject property.  As per comment dated xx the foreclosure file was put on hold due to the loss mitigation. No further details have been found.
Bankruptcy Comments:The borrower “xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx No distribution fund has been found towards creditor. As per case summary the debtor was discharged on xx and terminated on xx
The loan modification agreement was made between borrower xx with the new modified unpaid principal balance xx which includes the interest bearing amount of xx deferred balance is in amount of xx and principle forgiven amount is xx The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 612 |-xx-xx-252 |-xx-| -41.17647% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with Estimated HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003/application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IL State and required disclosures are missing from the loan file.

1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71339286	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,053.29	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	1088.44	xx	6.750%	360	360	xx	xx	xx	Conventional	Fixed	120	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.336%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	9/xx/2019 12:00:00 AM	xx	Not Applicable	4.375%	xx	01-xx-2019	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed; currently, the assignment is with xx. However, it should be with xx.
There is a certificate of Sale for xxxx sewer taxes, which were recorded on xx in the amount of xx in the favor of xx. However, the abstract report shows taxes have been redeemed in March xxxx of $xxx.xx.
There are two civil judgments against the borrower which is 1st judgment in the favor of xx which was recorded on xx/xx/xxxx (prior to subject mortgage) in the amount of xx and 2nd judgment in the favor of xx which was recorded on xx/xx/xxxx in the amount of $xx
There are three state tax liens against the borrower in the combined amount of xx in the favor State and recorded on different dates between years of xxxx to xxxx (Prior to subject mortgage). No document is available in the detailed report.
1st and 2nd installment of County taxes for the year of xxxx are due on xx/xx/xxxx and xx/xx/xxxx in the combined amount of xx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx.

Update:
The latest payment history is missing from the loan file. According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is xx.	Collections Comments:As per comment history, the loan is in Bankruptcy-Delinquent.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx.
As per comments dated xx/xx/xxxx, the borrower filed bankruptcy on xx/xx/xxxx under chapter xx with case#xx-xxxxx. As per comments dated xx/xx/xxxx, MFR filed on same date.
As per comments dated xx/xx/xxxx, the reason for default is inability to sell property.
As per comment dated xx/xx/xxxx, the subject property is occupied by owner. However, no evidence has been found regarding damage or repairs in the latest servicing comments.

As per provided tape data the borrower has been impacted by the covid-xx. The comment dated xx/xx/xxxx reflects the word "pandemic web" but no further details have been found regarding Covid-xx impact. As per comment dated xx/xx/xxxx the x months forbearance plan was added which will end on x/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower xx had filed bankruptcy under chapter-xx with the xx.The POC was filed on xx the POC amount is xx and the arrearage amount is xx. The Chapter xx plan was confirmed on xx. The debtor shall pay the trustee $x,xxx.xx prior to xx/xx/xxxx, and then the sum of $xxx.xx for xx months under chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. and the value of the collateral is xx however, the unsecured portion is $xx,xxx.xx. There is no comment indicating a cram down.	The loan was modified on xx/xx/xxxx between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. The maturity date as per modification is xx. The interest-bearing amount is xx. The lender had agreed to forgive the principal balance in the amount of xx on the modification effective date. There is no deferred balance.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 621 |-xx-xx-261 |-xx-| -42.02898% Comment: Amortization term months (CE,S&P) is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes   Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: P   Tape Value: M   Variance:    Variance %:    Comment: Borrower#1 middle name is P   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Dawn   Tape Value: ANN   Variance:    Variance %:    Comment: Borrower first name is Dawn   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2019   Tape Value: 10/xx/2019   Variance: -38 (Days)   Variance %:    Comment: Doc date of last modification is 9/xx/2019   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 9/xx/2020   Tape Value: 11/xx/2020   Variance: -61 (Days)   Variance %:    Comment: Forebearance plan start date is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is yes   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 10/xx/2019   Variance: 1541 (Days)   Variance %:    Comment: Last payment received date is 11/xx/2019   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.75000%   Tape Value: 4.25000%   Variance: 2.50000%   Variance %: 2.50000%   Comment: Original stated rate is 6.75000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000110044444444444444444   Tape Value: 333333333321233333333333   Variance:    Variance %:    Comment: Payment history string is 123444444444441244444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444444440011000 Tape Value: 333333333232123333333333 Variance: Variance %: Comment: Payment history string reversed is 444444442144444444444321 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL
Loan Data $1,370.00, Comparison Data $0.00, Variance +$1,370.00
This loan failed the prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $25.00 to cancel the mortgage; and
9 fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
1 overnight delivery, messenger, fax, and other special delivery fees;
2 flood certification fees;
3 pest inspection or certification fees;
4 final inspection fee;
5 outside counsels' fees as permitted by N.J.S.A. §46:10A-6;
6 certified check fees;
7 credit report and appraisal update fees;
8 not more than one-year of mortgage insurance premiums;
9 survey fees;
10recording fees;
11title and title search fees, including title insurance premiums;
12taxes;
13tax service fees;
14radon test fees;
15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71442096	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,144.37	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	520	447	First	Short Form Policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/xx/2018	xx	Not Applicable	5.000%	xx	02/xx/2018	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx and xx and lender MERS as nominee for xx, which was recorded on xx/xx/xxxx. The chain of assignment is complete as the assignment of mortgage is currently with the “ xx”. There are two junior mortgage on the updated title report are as follow: x. There is an active junior mortgage in the amount of $ xx which was recorded on xx/xx/xxxx in favour of City of xx. x. There is an active junior mortgage in the amount of $ xx which was recorded on xx/xx/xxxx in favour of Housing Authority of the City of xx. No active lien and judgment has been found on the updated title report. 1st installment of county tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx. 2nd installment of county tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.	Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx. Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on x/xx/xxxx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is x/xx/xxxx. The reason for modification is financial hardship. Borrower Latanya Michelle Austin (debtor) had filed bankruptcy under chapter xx with xx and with the arrearage in the amount of $xx,xxx.xx. Amended chapter xx plan was filed on x/xx/xxxx and confirmed on x/xx/xxxx. MFR was filed on x/xx/xxxx. Order was granted on MFR on x/xx/xxxx. Motion to dismiss case was filed on xx/xx/xxxx and the bankruptcy was dismissed on x/xx/xxxx. As per collection comments the subject property has been occupied by the owner and is in axxge condition. As per final xxxx, at the time of origination the borrower was working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx with the secured claim in the amount of $xxx,xxx.xx and with the arrearage in the amount of $xx,xxx.xx. Amended chapter xx plan was filed on x/xx/xxxx and confirmed on x/xx/xxxx. MFR was filed on x/xx/xxxx. Order was granted on MFR on x/xx/xxxx. Motion to dismiss case was filed on xx/xx/xxxx and the bankruptcy was dismissed on x/xx/xxxx.	Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on x/x/xxxx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is x/x/xxxx. The reason for modification is financial hardship.	Affiliated Business Disclosure Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 568 |-xx-xx-208 |-xx-| -36.61971% Comment: 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
xx
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2311.60   Variance: $-2311.60   Variance %: -100.00000%   Comment: $0.00   Tape Source: Initial   Tape Type:
xx
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Full Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 481   Variance: -121   Variance %: -25.15592%   Comment: 360.   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000000000010001010001111   Tape Value: 000022100011100143223221   Variance:    Variance %:    Comment: 000012200MMMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111100010100010000000000   Tape Value: 122322341101110001200000   Variance:    Variance %:    Comment: MMMMMMMMMMMMMMM002210000   Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* Credit Score for borrower is less than 500 (Lvl 2) "Credit score for borrower is less than 500."
* LTV or CLTV exceeds 104% (Lvl 2)     "As appraisal report at the time of origination is missing from the loan file the appraised value is taken from the tape data which is $155,000.00. Therefore the LTV exceeds 104.00%."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71445081	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,233.30	$3,660.52	07/xx/2020	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.190%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2018	xx	xx	3.375%	xx	12/xx/2018	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx
There is a junior mortgage active in the favor of xx
Combined 1st half taxes for the year of xxxx are due on x/xx/xxxx in the amount of $xxxx.xx.
Combined 2nd half taxes for the year of xxxx are due on x/xx/xxxx in the amount of $xxxx.xx.
Combined 4th half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
Combined 3rd half taxes for the year of xxxx has been delinquent in the amount of $xxxx.xx of the due date of x/xx/xxxx and good through date was x/xx/xxxx.
According to a review of the payment history as of x/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of x/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
As per comment dated x/xx/xxxx, reason for default was Excessive obligations.
According to servicing comment dated xx/xx/xxxx, the foreclosure was initiated against the subject property. The file was referred to attorney on x/xx/xxxx. The complaint was filed on x/xx/xxxx. The service was completed on x/xx/xxxx. However, the foreclosure was put on hold as the borrower filed for loss mitigation. No further details have been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:According to servicing comment and updated title report located at xx, the foreclosure was initiated against the subject property. The file was referred to attorney on x/xx/xxxx. The complaint was filed on x/xx/xxxx. As per document located at “xxxx The notice of Lis pendens was filed on x/xx/xxxx. The service was completed on x/xx/xxxx. However, the foreclosure was put on hold as the borrower filed for loss mitigation. No further details have been found.
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/xxxx, between the borrower xx and xx (Lender), The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/x/xxxx. The maturity date as per modification is x/x/xxxx. This loan was modified once. The modification agreement has three steps.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 433 |-xx-xx-73 |-xx-| -16.85912% Comment: As per note, Amortization term months is 360. Tape Source: Initial Tape Type:
xx
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per servicing comment, foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $3843.42   Variance: $-3843.42   Variance %: -100.00000%   Comment: As per modification agreement. Deferred principal balance is $0.00.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, Loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 433   Variance: -73   Variance %: -16.85912%   Comment: As per note, Loan original maturity term months is 360 months.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2018   Tape Value: 11/xx/2023   Variance: -1796 (Days)   Variance %:    Comment: As per modification agreement, Mod step 1 date is 12/xx/2018.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.375%   Tape Value: 4.375%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per modification agreement, Mod step 1 rate is 3.375%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 12/xx/2023   Tape Value: 11/xx/2024   Variance: -336 (Days)   Variance %:    Comment: As per modification agreement, Mod step 2 date is 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.375%   Tape Value: 4.875%   Variance: -0.500%   Variance %: -0.50000%   Comment: As per modification agreement, Mod step 2 rate is 4.375%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.924%   Tape Value: 64.600%   Variance: 16.324%   Variance %: 16.32400%   Comment: As per appraisal report, Original standard LTV is 80.924%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000123MMM   Tape Value: 000001000000000003298887   Variance:    Variance %:    Comment: As per payment history string is 000000000000000000123MMM. However, the tape data reflects string is 0000000000010000003298887.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM321000000000000000000   Tape Value: 788892300000000000100000   Variance:    Variance %:    Comment: As per payment history string reversed is MMM321000000000000000000. However, the tape data reflects string is 788923000000000001000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Debt consolidation Variance: Variance %: Comment: Final application is missing from the loan file. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated 10/xx/2012 was found in loan file located at “xx" states that the original note misplaced, lost or destroyed. However, the copy of original note is available in the loan file."
* Missing credit report (Lvl 3) "Missing Credit Report from the loan package."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to:

Prohibited Fees Test: Result: FAIL Loan Data: $61.50 Comparison Data: $0.00 Variance: +$61.50"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: Result: FAIL Loan Data: $61.50 Comparison Data: $0.00 Variance: +$61.50
This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.

1.NJ Attorney Disclosure
2.Unacceptability of Insurance Notice
3.Attorney Disclosure II
4.Tax Bill Information
5.Private Well Testing
6.Choice of Insurer Disclosure
7.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71475543	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$614.34	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.900%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is from xx which was recorded on xx.
No active judgments or liens found against the borrower or subject property.
Combined annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of x/xx/xxxx, the borrower is currently delinquent for x month and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the collection and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was modified. The foreclosure was not initiated. The borrower xx had bankruptcy under xx with the xx on xx. The POC was filed by xx on xx for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The trustee’s final report was filed on xx. The debtor was discharged on xx and the case was terminated on xx. The date of last filing is xx. As per the comment dated x/xx/xxxx, the borrower has impacted by Covid-xx Pandemic and the borrower’s income reduced due to Covid-xx. The comment dated x/xx/xxxx; the plan payment was start on x/xx/xxxx for x month in the amount of $xxxx.xx. As per the comment dated x/xx/xxxx, the reason for default is curtailment of income. As per the comment dated xx/xx/xxxx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under xx with the xx on xx. The POC was filed by creditor Wilmington Savings Fund Society xxFinancial, Inc. on xx for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The trustee’s final report was filed on xx. The debtor was discharged on xx and the case was terminated on xx. The date of last filing is xx.	This is xx with P&I of $x,xxx.xx with the rate of interest x.xx% and a maturity date of x/x/xxxx. The P&I as per payment history is the $xxx.xx and rate of interest is x.xxx %, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on x/x/xxxx. However copy of modification agreement is missing from the loan file.
Credit Application Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 457 |-xx-xx-217 |-xx-| -47.48358% Comment: Amortization as 240 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Ballon indicator as no   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: xx
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1287.10   Variance: $-1287.10   Variance %: -100.00000%   Comment: Deferreed principal per payment history as $0.00   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 4/xx/2018   Variance:    Variance %:    Comment: Modification is missing   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan amortization as No Documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 373   Variance: -133   Variance %: -35.65683%   Comment: Loan original maturity term month as 240   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000321110000000004322   Tape Value: 000000021000000000032143   Variance:    Variance %:    Comment: Payemnt history string as 100000122300000000012342   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 223400000000011123000000   Tape Value: 341230000000000120000000   Variance:    Variance %:    Comment: Payment history string as 243210000000003221000001   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 6/xx/2034 Variance: Variance %: Comment: U?navailable Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71480484	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$96.65	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.950%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of assignment has been completed. Currently, the assignment is with the xx.
There is one state tax lien against the borrower xx.
Annual county taxes for the year of xxxx have been paid in the amount of $xx.xx.
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is reduction of income.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the comment dated xx/xx/xxxx, the subject property had damaged due to water. The comment dated xx/xx/xxxx stated that the borrower home is in flood. No further details have been found regarding damage or repairs. As per the BPO report dated xx/xx/xxxx which is located at xx, the subject property is subject property is occupied by unknown party. The subject property is in axxge condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $125.47 |-xx-| $-125.47 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000000000000000000111   Tape Value: 000000000001221111100000   Variance:    Variance %:    Comment: PH string is 000000000012222221110000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 111000000000000000000010 Tape Value: 000001111222100000000000 Variance: Variance %: Comment: PH string reversed is 000011122222210000000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. As per the appraisal report dated 8/xx/2008, the subject property is manufactured home. xx. As per the tape data, the subject property type is manufactured home. According to the updated title report dated 11/xx/2020, the tax certificate shows the subject property type as manufacture home and the separate tax assessment for land and improvements. However, the Affidavit of Affixation is not available in the loan file. The subject mortgage legal description does not reflect the any information regarding VIN#. Also, the Final title policy does not show the any ALTA endorsement for this manufactured housingxx. It is unable to confirm whether subject property is affixed to the land."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $79,809.46. The disclosed finance charge of $79,578.62 is not considered accurate for purposes of rescission because it is understated by more than $35.
This loan failed the TILA finance charge test.
The finance charge is $79,809.46. The disclosed finance charge of $79,578.62 is not considered accurate because it is understated by more than $100."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71533087	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,002.24	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.350%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	Not Applicable	7.350%	xx	01-xx-2015	Financial Hardship	According to the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx with the xx borrower and lender xx for the amount of xx which was recorded on xx with Instrument#xx
The chain of assignment is incomplete as the assignment of mortgage is currently with the ‘xx’ instead of ‘xx’.
There are two Civil Judgments against the borrower in the favor of State of xx for the total amount of xx recorded on xx.
There is Civil Judgment against the borrower in the favor of xx for the total amount of xx recorded on xx.
Combined taxes for xxxx have been paid off in the amount of $xxxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Comments:

Currently loan is in under bankruptcy delinquent.

The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
According to xx, the debtor ‘xx’ had bankruptcy under chapter xx with the case# xx on xx. Plan was confirmed on xx. The POC was filed by creditor on xxfor the secured claim amount is xx and arrearage amount is xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $x.xx. Currently loan is in active BK case.
No evidences have been found regarding foreclosure filing.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
As per latest BPO report dated (located- xx) dated xx, subject property is occupied by owner and no visible damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xx, the debtor ‘xx’ had bankruptcy under chapter xx with the case# xx on xx. Plan was confirmed on xx. The POC was filed by creditor on xxfor the secured claim amount is xx and arrearage amount is xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $x.xx. Currently loan is in active BK case.	As per the modification agreement which was made on x/x/xxxx between the borrowers and lender. As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with rate x.xx% beginning on x/x/xxxx till maturity date of x/x/xxxx. The principal forgiven amount is $xxxx.xx. The forgiven amount is exceeds x% of modified balance.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000012221333333334322   Tape Value: 656656656556455665555566   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 223433333333122210000000   Tape Value: 665555566454655656666656   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An appraisal report located at “xx” the subject property type is manufactured Home. However, the Affidavit of Affixation is not available in the loan file. And tape data shows that the subject property as Mobile home. The Final title policy does not show the any ALTA endorsement for this manufactured housing. However, the VIN number is not available in the legal description of the subject mortgage. As per latest BPO report (located- xx) dated xx, subject property type is Manufactured Home. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State and required disclosures are missing from the loan file.

 1. Credit Property Insurance Disclosure
 2. Priority of Security Instrument Disclosure
 3. Attorney Selection Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71583302	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,577.79	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.024%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	705	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2011 12:00:00 AM	xx	xx	2.000%	xx	12/xx/2011 12:00:00 AM	Financial Hardship	The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with xx, which was recorded on xx.
The chain of the assignment has not been completed. Currently the assignment is with xx which was recorded on xx; however, it should be with xx.
No active judgment or liens have been found.
xxxx combined annual tax is due on xx/xx/xxxx in the amount of $xxxx.xx.
The annual utilities taxes of xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.
The annual city taxes of xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.
The annual combined taxes of xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

Update-
The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with xx, which was recorded on xx/xx/xxxx.
No active judgment or liens have been found.
The county annual taxes for the year xxxx have been paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent for xx months and the next due date for payment is xx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected as per the tape of the payment history is in the amount of $xx,xxx.xx till the due date of xx/xx/xxxx.

Update: According to the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date for the payment is xx/xx/xxxx. The date of the last payment received is not available. The P&I is $xxx.xx, the interest rate is x.xxx%, and the PITI is $xxx.xx. The UPB is $xx,xxx.xx.	Collections Comments:The loan is in bankruptcy.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected as per the tape of the payment history is in the amount of $xx,xxx.xx till the due date of xx/xx/xxxx.
The reason for default is unemployment.
The comment history dated x/xx/xxxx shows that the subject property is owner-occupied.

Foreclosure Comments:As per updated title report, the foreclosure was initiated in xx and the complaint was filed on xx. However, the foreclosure was put on hold as the borrower xx had filed the bankruptcy under chapter- xx with the case#xx on xx and the plan was confirmed on xx. The last filing date isxx.

Bankruptcy Comments:According to the xx, the borrower xx had filed the bankruptcy under chapter- xx with the case#xx on xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was $xx,xxx.xx. The MRF was filed on xx. The last filing date is xx.
This step modification agreement was made between borrowers xx & lender xx., on xx. As per the modified term, the new principal balance was $xxx,xxx.xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of x/x/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Foreclosure was initiated. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Dpes Lender G/L Require MI is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2015   Tape Value: 1/xx/2015   Variance: 31 (Days)   Variance %:    Comment: 2/xx/2015.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 2/xx/2016   Tape Value: 1/xx/2016   Variance: 31 (Days)   Variance %:    Comment: 2/xx/2016.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000100000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment History String Reversed is 11101000212121012121034.Tape reflects 999999999999999999999999999.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000001000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment History String Reversed is 11101000212121012121034.Tape reflects 999999999999999999999999999.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Property Address Street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71598862	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,759.25	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2019 12:00:00 AM	xx	Not Applicable	5.250%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated xx
The chain of assignment has been completed.
 There are x code enforcement liens active against subject property in the amount is $xx
The combined taxes are paid on xxxx in the amount of $x,xxx.xx.
No delinquent taxes have been found

According to the payment history as of x/xx/xxxx, loan is performing and the borrower is next due for x/xx/xxxx. The last payment was receiveed date is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:.
The loan is in the performing and the borrower is next due for x/xx/xxxx.
As per servicing comment dated x/xx/xxxx, the borrower said that he/ she has impacted by COVID xx pandemic. Collection comment dated x/xx/xxxx states that borrower is unemployed
     No evidence of foreclosure was found.
No evidence of damage or repair to the subject property was found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx. As per the modified terms, the new principal balance is xx The borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx % beginning from xx with a maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: xx. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $780.88   Variance: $-780.88   Variance %: -100.00000%   Comment: As per mod.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: xx  Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Final 1003 is missing   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Note is missing or unexecuted (Lvl 3) "Original note is missing from the loan file. No lost note affidavit was found. However, the loan was last modified on xx with new UPB in the amount of xx and copy of loan modification is available in the loan file."	* Application Missing (Lvl 2) "The final loan application / 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: FAIL 0.000% 5.297% -5.297%
This loan failed the TILA APR test. xx FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: xx
This loan failed the TILA APR test. xx"
* Final TIL Missing or Not Executed (Lvl 2)     "FInal TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71776394	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$2,530.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.620%	300	300	xx	xx	Not Applicable	HELOC	Revolving	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment is complete as the subject mortgage is currently assigned to xx
There is an active Notice of Power to Sell Tax-Default Property (Tax Foreclosure) against the subject property for nonpayment of delinquent taxes in the amount of $x,xxx.xx in the favor of xx
There is an active civil judgment against the borrower in the amount of $x,xxx.xx in the favor of xx
1st and 2nd installment of county taxes for the year xxxx have been paid in the total amount of $x,xxx.xx.

Review of updated payment history as of xx/xx/xxxx reveals that the borrower has been delinquent for x months and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections.
Review of updated payment history as of xx/xx/xxxx reveals that the borrower has been delinquent for x months and the next due for the regular payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The current UPB is in the amount of $xx,xxx.xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 300 Tape Value: 541 |-xx-xx-241 |-xx-| -44.54713% Comment: 300 Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Tenant   Variance:    Variance %:    Comment: Owner Occupied   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 3/xx/2020   Variance: 1385 (Days)   Variance %:    Comment: 2/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Revolving   Tape Value: Fixed   Variance:    Variance %:    Comment: Revolving   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 541   Variance: -241   Variance %: -44.54713%   Comment: 300   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.62000%   Tape Value: 4.48000%   Variance: 5.14000%   Variance %: 5.14000%   Comment: 9.62000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 044444444443210101032100   Tape Value: 333332100100001000010010   Variance:    Variance %:    Comment: 1234444001000010MMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001230101012344444444440   Tape Value: 010010000000001001233333   Variance:    Variance %:    Comment: MMMMMMMM0100001004444321   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 4/xx/2012 Tape Value: 5/xx/2032 Variance: -7324 (Days) Variance %: Comment: 4/xx/2012 Tape Source: Initial Tape Type:	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "Disbursement sheet is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "ARM loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71809949	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,275.84	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	43.868%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx
The chain of assignment has been completed as the mortgage is currently with the current assignee xx
No active judgments or lien have been found against the borrower or subject property.

The annual combined taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.

Collections Comments:As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.

The loan has not been modified since origination.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the foreclosure proceedings.

At the time of loan origination borrower was working as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Stated Remaining Term Loan Value: 358 Tape Value: 360 |-xx-xx-2 |-xx-| -0.55555% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, Borrower formed a corporation (Real Estate Agent) and Since it is less than 5 years we should have qualified with 2 years tax returns vs oNE. No further information has been found."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Ease risk indicator is Elevated as loan is failing for Qualified Mortgage DTI Threshold Test."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.868% as the Borrower income was $6290.21 and total expenses are in the amount of $2759.37 per AUS/DU (Locator#Metauten Credit and closed combined Page#551) and its recommendation is “Accept with DTI 44.00%..”"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71829292	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,693.36	11/xx/2020	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.680%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	42.205%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/xx/2017	xx	Not Applicable	6.000%	xx	01/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
According to the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. Currently, the assignment is from xx
There are x state tax liens against the borrower in the favor of xx
First and second installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on x/xx/xxxx and $x,xxx.xx on x/xx/xxxx.
No, any prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the Bankruptcy and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% that began on xx till maturity date of xx As per the comment dated xx the foreclosure was initiated in xx and the file was referred to attorney on xx The complaint was filed on xx The judgment was entered on xx The sale was scheduled on xx As per the comment dated xx the sale has been postponed and the foreclosure was put on hold due to borrower had filed bankruptcy on xx The borrower xx had bankruptcy under xx. The POC was filed by creditor xx for the secured claim amount is xx and arrearage amount is xx However, the POC deadline dated on xx The chapter xx plan was filed on xx The amended chapterxx plan was filed on xx and the plan was confirmed on xx The debtor has promised to pay for trustee in the amount of $x,xxx.xx for x months increasing to $x,xxx.xx for the reminder of the plan. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $x.xx. The date of last filing is xx As per the comment dated xx the foreclosure was put on hold due to C-xx servicer requirement. As per the comment dated xx the subject property is owner occupied. The reason for default is unable to determine. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:As per the comment dated xx the foreclosure was initiated in xx and the file was referred to attorney on xx The complaint was filed on xx The judgment was entered on xx The sale was scheduled on xx As per the comment dated xx the sale has been postponed and the foreclosure was put on hold due to borrower had filed bankruptcy on xx
Bankruptcy Comments:The borrower xx had bankruptcy under xx. The POC was filed by creditor xx for the secured claim amount is xx and arrearage amount is xx However, the POC deadline dated on xx The chapter xx plan was filed on xx The amended chapterxx plan was filed on xx and the plan was confirmed on xx The debtor has promised to pay for trustee in the amount of $x,xxx.xx for x months increasing to $x,xxx.xx for the reminder of the plan. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion xx The date of last filing is xx	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/x/xxxx between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till maturity date of x/x/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 601 |-xx-xx-241 |-xx-| -40.09983% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2017   Tape Value: 12/xx/2016   Variance: 18 (Days)   Variance %:    Comment: Doc date of last modification is 1/xx/2017.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 11/xx/2020   Tape Value: 10/xx/2018   Variance: 763 (Days)   Variance %:    Comment: Last payment received date is 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 600   Variance: -240   Variance %: -40.00000%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.68000%   Tape Value: 6.00000%   Variance: 1.68000%   Variance %: 1.68000%   Comment: Original stated rate is 7.68000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444443214   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string is 444444444444444444443214.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 412344444444444444444444   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed 412344444444444444444444.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 9/xx/2019 Tape Value: 3/xx/2019 Variance: 202 (Days) Variance %: Comment: S&C filing date is 9/xx/2019. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $199,297.82. The disclosed finance charge of $191,907.55 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test: FAIL The loan data is $191,907.55, the comparison data is $199,297.82 and the variance is -$7,390.27"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72140701	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,458.91	12/xx/2023	Unavailable	No	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	180	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	2.000%	xx	01-xx-2018	Financial Hardship	The review of the Updated title report dated xx The chain of the assignment has been completed. Currently, the mortgage assignment is with xx There is municipal lien active against the subject property in the amount of xx There are three state tax liens active against the borrower total in the amount of xx There is hospital lien active against the borrower total in the amount of xx. There is civil judgment active in the favor of xx. County 1st half taxes for the year of xxxx are due on x/xx/xxxx in the amount of $xx.xx. County 2nd half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xx. No prior year’s delinquent taxes have been found.

Update: The review of the updated title report dated xx
There is a municipal lien active against the subject property in the amount of $xx, in the favor of the 'xx.
There are three state tax liens active against the borrower total in the amount of $xx in the favor of the 'xx, which were recorded on xx and xx
There is a hospital lien active against the borrower total in the amount of $xx
County taxes for xxxx are paid off in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

Update: According to a review of the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The date of the last payment received is not available. The interest rate is not available, and P&I is $xxx.xx. The UPB is $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx. As per comment dated x/xx/xxxx, the reason for default is Excessive obligations. According to servicing comment dated x/xx/xxxx, the foreclosure was initiated against the subject property. The file was referred to attorney on xx The complaint was filed on xx However, the foreclosure was put on hold due to Covid-xx. As per comment dated x/xx/xxxx, the foreclosure was re-initiated. The service was completed on xx However, the foreclosure was put on hold due to court delay. No further details have been found. As per the servicing comments, the subject property has been occupied by unknown and is in axxge condition. No damage pertaining to the subject property has been found.
Foreclosure Comments:According to servicing comment dated x/xx/xxxx, the foreclosure was initiated against the subject property. The file was referred to attorney on xx The complaint was filed on xx However, the foreclosure process was put on hold due to Covid-xx. As per comment dated xx the foreclosure was re-initiated. The service was completed on xx However, the foreclosure was put on hold due to court delay. No further details have been found.
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx between the borrower xx The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per modification is xx This loan was modified once. The modification agreement has six steps.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 356 |-xx-| 4 |-xx-| 1.12359% Comment: As per note, Amortization term Months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1172.50   Variance: $-1172.50   Variance %: -100.00000%   Comment: As per payment history, deferred principal balance is $0.00.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, loan amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing in the loan file."	* Amortized remaining term > stated orig. term / not balloon (Lvl 2) "Amortized remaining term is greater than stated orig term/ not balloon"
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final Truth In Lending disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.  1. Affidavit of Consideration 2. Affidavit of Disbursement 3. First Time Buyers Affidavit 4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure 5. Balloon Payment 6. No Escrow Account 7. Mandatory Binding Arbitration Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72155244	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,982.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	612	Not Applicable	47.177%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the mortgage was originated on xx with xx which was recorded on xx
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx
No active judgments or liens have been found.
Annual county and city taxes of xxxx have been paid in the total amount of xx

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx
There is a civil judgment against the borrower in favor of xx for the amount of xx recorded on xx
The annual county taxes for xxxx were paid in the amount of xx
The annual city taxes for xxxx were paid in the amount of xx
No prior year’s delinquent taxes have been found.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxxx.xx and interest rate is x.xxxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.
Collections Comments:Currently, the loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of x/xx/xxxx. No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found. Comment dated xx states that the property is occupied by owner.
As per comment dated xx Borrower has been be impacted by COVID-xx and is looking for mortgage assistance. Borrower was calling to request mortgage assistance. Comment dated xx states that the borrower called to servicer regarding Covid-xx. No further details have been found.
At time of origination Borrower is working as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (8.382%) is exceeded APOR (5.890%) by 2.492%. The APR threshold is 5.890% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 8.382%    Allowed: 5.890%    Over by: +2.492%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Initial CD dated xx  LE dated xx reflects an Discount Point Fee of $0.00, however, Initial CD dated xx reflects an  Discount Point Fee of $1774.17.  This is a fee increase of $1774.17 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.
The lender credit decrease by $680.00."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.382%      Allowed: 5.890%     Over by: +2.492%"
* Loan does not conform to program guidelines (Lvl 3)     "As per tape data MCR not addressed.  Per AUS, borrower was required to bring 9975 of their own funds to closing.  Borrower brought in 36152.25, however paid off a consumer debt at closing of 27089.54.  Borrower brought 9065.71 to closing for the subject loan, below the MCR guidelines of 9975."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan with LTV of 98.188%, Required Mortgage Insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Qualified Mortgage DTI exceeds 43% (Lvl 3)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.523% as the Borrower income was $6089.63 and total expenses are in the amount of $2,893.99 per Calculations.
																																																																																																							AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible.” Loan was approved at a DTI of xx			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:		Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72186596	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$287.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.748%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	11.240%	xx	Unavailable	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage is with the xx.
There are judgment and lien open as follows:
x) There is a Judgment (municipal lien) open against the property in the favor of xx.
x) There is a civil judgment open against the borrower in the favor of xx.
Annual county taxes of the year xxxx are due on xx/xx/xxxx in the amount of $xxx.x..	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:Loan is in collections.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per conventional interest only Fixed Note interest rate was xx.xxxx% and P&I was $xxx.xx. The seller tape and payment history as of xx/x/xxxx shows current interest rate is xx.xx% and P&I is $xxx.xx. Seller tape shows the loan was modified on x/xx/xxxx. However, the loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $316.76 |-xx-| $-316.76 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 112336666668766666765432   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 234567666767866666623211   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: 3/xx/2040   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 235 Tape Value: 236 Variance: -1 Variance %: -0.42372% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan fie."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72233286	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,159.00	12/xx/2023	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	127.458%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	11/xx/2019	07/xx/2018	xx	xx	4.000%	xx	07/xx/2018	Financial Hardship	As per the updated title report as of xx/xx/xxxx, the subject mortgage was originated xx with the lender MERS as nominee for xx
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx. However, the assignment is missing to xx.
There is civil judgment recorded on xx/xx/xxxx in the amount of $xx in the favor of xx
There is civil judgment recorded on xx/xx/xxxx in the amount of $xx in the favor of xx
There is civil judgment recorded on xx/xx/xxxx in the amount of $xx in the favor of xx
There is civil judgment recorded on xx/xx/xxxx in the amount of $xx in the favor of xx
The annual county taxes for the year xxxx have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of xx/xx/xxxx.	Collections Comments:The review of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is x/xx/xxxx. The borrower had filed the bankruptcy under chapter xx xx with the case xx and the plan is not confirmed yet. The POC was filed on xx/xx/xxxx with the secured claim amount of $xxxxx.xx and amount of arrearage is xx.
Schedule-D in Voluntary petition shows that $xxxx.xx as unsecured portion out of the claim amount of $xxxxx.xx and the value of the collateral is xx. No comment indicating a cram down has been found. The date of the last filing the bankruptcy wasxx. The foreclosure was initiated and according to the comment dated x/xx/xxxx, the file was referred to an attorney on xx and the complaint was filed on xxthe borrower had filed the bankruptcy under chapter xx on xx However, the foreclosure was placed on hold. The comment dated xx/xx/xxxx shows that the litigation was filed and the foreclosure was placed on hold. However, no details were found regarding the litigation. Further information is not available to confirm whether the litigation hold was removed. The comment dated xx/xx/xxxx shows that the foreclosure was contested and file was placed on hold. The comment also states that the borrower had filed the answer on xx. However, no details were found regarding the contested matter. Further information is not available to confirm whether the contested matter was resolved. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of xx/xx/xxxx. As per the comment dated x/xx/xxxx, the reason for default was unemployment. The last loan modification agreement made on xx/xx/xxxx between (Borrower)xx and the (Lender) xx. The loan has been modified once since origination. No damage and repairs have been found.

Update-
The loan is currently in bankruptcy.
As per comment dated xx/xx/xxxx, the MFR was filed onxx. As per comment dated xx/xx/xxxx, the notice of payment change was filed on xx.
As per comment dated x/xx/xxxx, the foreclosure hold was extended to xx.
No damages were reported.

Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx, the file was referred to an attorney on xx and the complaint was filed on xx. The borrower had filed the bankruptcy under chapter xx on xx with the case #xx. However, the foreclosure was placed on hold.

Update-
As per comment dated x/xx/xxxx, the foreclosure hold was extended to xx.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx on xx with the case xx and the plan is not confirmed yet. The POC was filed on xx with the secured claim amount of xx and amount of arrearage is xx.
Schedule-D in Voluntary petition shows that $xxxx.xx as unsecured portion out of the claim amount of $xxxxx.xx and the value of the collateral is xx. No comment indicating a cram down has been found. Plan was confirmed on xx. The date of the last filing the bankruptcy was xx.

Update-
As per comment dated xx/xx/xxxx, the MFR was filed on xx. As per comment dated xx/xx/xxxx, the notice of payment change was filed on xx.	The last loan modification agreement made on xx/x/xxxx between xx and the xx.
The new principal balance amount is xx to be paid at the rate of interest of x% and P&I of $xxx.xx with the first payment due for xx/xx/xxxx and the maturity date of xx/xx/xxxx. The amount of$xxxx.xx is deferred and the interest bearing amount is $xxxxx.xx. The loan has been modified once since origination.
Affiliated Business Disclosure Credit Report Good Faith Estimate Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Comment: Case# is xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Post close foreclosure found.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value xx  Variance: -5 (Days)   Variance %:    Comment: The last loan modification agreement made on xx between xx and the xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000011001011001444444444   Tape Value: 002134567899999999999999   Variance:    Variance %:    Comment: The payment history string is 4MMMMMMMMMMMMMMMMMMMM234.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444100110100110000   Tape Value: 999999999999998765421200   Variance:    Variance %:    Comment: The payment history string is 4MMMMMMMMMMMMMMMMMMMM234.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Property is xx Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per the final application, the total income is in the amount of $2759 and total expenses are in the amount of $3516.56. Hence, DTI exceeds 60%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Wisconsin. The following state disclosures are missing from the loan file.
1.Explanation of Personal Obligation
2.Marital Property Act Disclosure
3.Pre-Application Fee Disclosure
4.Choice of Insurance Disclosure
5.Escrow Disclosure
6.Co-Signer Notice
7.Tattle Tale Notice under the xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72348707	xx	xx			561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,635.56	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable					Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Secondary	Yes	Yes	Yes	812	Not Applicable	38.898%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the Pro-title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has been completed as the loan was originated with xx.
No active judgments or liens have been found.
The annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx.	Collections Comments:The present status of the loan is in performing
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx. The current UPB reflected in the payment history is in the amount of xx till the due date of xx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Currently, the borrower is working as xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 9/xx/2020   Variance: 1189 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Subject Property is Secondary Owned Property. However, Total subject property DTI ( Primary Property P&I $ 1,572.00 + Non Housing Expenses $ 114.00) equals $1,686.00. Total verified monthly income equals $18,931.25. DTI Ratio equals 8.906%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 10.281%   Tape Value: 8.304%   Variance: 1.977%   Variance %: 1.97700%   Comment: 10.281%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: Mid Rise Condo (5-8 Stories)   Tape Value: Low Rise Condo (1-4 Stories)   Variance:    Variance %:    Comment: Mid Rise Condo.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The provided Seller’s tape is showing the alert that the subject Condominium project is FNMA ineligible."	* Income documentation does not meet guidelines (Lvl 3) "The borrower's executed copy of Business Tax Returns for 2017 is missing from the loan file."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72401684	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$300.20	$371.20	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	53.889%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The assignment is with the lender, "xx".
No active judgments or liens have been found against the subject property/the borrower.
Combined annual taxes for year of xxxx (Parcel#xx) are delinquent in the amount of $xxx.xx which was due on xx/xx/xxxx. These taxes are good through till xx.
Combined annual taxes for the year of xxxx (Parcel # xx) have been paid in the amount of $xx.xx on xx/xx/xxxx.	According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on xx. The UPB as per the payment history is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.
Borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 10/xx/2020   Variance: 1184 (Days)   Variance %:    Comment: Last payment was received on 09/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: LTV is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Revised Loan Estimate Delivery Date Test (prior to consummation) and TRID Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test

Revised LE # 3 dated xx and Initial CD dated xx , delivered on the same dates 06/xx/2019, Valid Dock-Tracker is Missing from the Loan-File.

This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate because this loan has failed Charges That Cannot Increase Test and Qualified Mortgage DTI Threshold Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx shows UpFront Mortgage Insurance Premium at $1,636.00 and Transfer Taxes at $134.00, however Final CD dated xx shows UpFront Mortgage Insurance Premium at $1,636.25 and Transfer Taxes at $142.80. This is a fee increase of $9.15 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller's tape this FHA loan is not insurable due to credit history. Loan was a divorce situation and former spouse not cooperating in obtaining prior credit history information.

No documented evidence found in the loan file to support above finding."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.889% as the Borrower income was $2,257.79 and total expenses are in the amount of $1,216.70 per AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” at a DTI of 53.89%. SOL expired, downgraded to LVL2."	* MI, FHA or MIC missing and required (Lvl 1) "This loan is uninsured hence resolved Loan is FHA , but Mortgage Insurance Certificate is not available in the Loan-File."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72425376	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,094.62	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.490%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	620	Not Applicable	49.949%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found.

Update-
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active mortgages, liens, and judgments have been found.
The combined annual taxes for the year xxxx have been paid in the amount of $xxx.xx.
The county annual taxes for the year xxxx have been paid in the amount of $xxx.xx.
The school annual taxes for the year xxxx have been paid in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xx,xxx.xx and the deferred balance is $x,xxx.xx.
Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-xx impact.

Update:
The current status of the is bankruptcy.
As per the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xx,xxx.xx.
As per the collection comment dated x/xx/xxxx, the debtor filed under Chapter xx with case#xx-xxxxx. As per the collection comment dated xx/xx/xxxx, the arrears paid in full for the claim#x. Further details not provided.
No comments related to occupancy and the current condition of the subject property have been found. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower Pierre F. Dimbokowitz had filed for bankruptcy under Chapter-xx with the case# xx-xxxxx on x/xx/xxxx. The POC was filed on xx/xx/xxxx with secured claim in the amount of $xx,xxx.xx. The plan was confirmed on x/xx/xxxx. The debtor shall pay the trustee $xxxx for xx months under Chapter xx. There is no comment indicating a cram-down. The date of last filing is x/xx/xxxx.

Update:
As per the collection comment dated x/xx/xxxx, the debtor filed under Chapter xx with case#xx-xxxxx. As per the collection comment dated xx/xx/xxxx, the arrears paid in full for the claim#x. Further details not provided.
Not Applicable	Affiliated Business Disclosure Origination Appraisal	Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Modificastion is N/A. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 10/xx/2015   Variance:    Variance %:    Comment: Modification is N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 90.000%   Tape Value: 61.650%   Variance: 28.350%   Variance %: 28.35000%   Comment: LTV is U/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000101101000   Tape Value: 211101322213322222222432   Variance:    Variance %:    Comment: Payment history string is 12121001212MMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000101101000000000000000   Tape Value: 234222222323312223111112   Variance:    Variance %:    Comment: Payment history string is MMMMMMMMMMMMMMMMMMMMMMMMMMMMM203131.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 49.977%   Tape Value: 3229.000%   Variance: -3179.023%   Variance %: -3179.02300%   Comment: Post-Close DIT is 49.977%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $110000.00 Variance: Variance %: Comment: Sales Prices is N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72456221	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$140.84	12/xx/2023	Unavailable	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.994%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2019	xx	Not Applicable	8.994%	xx	11/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx	Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xxx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.	Collections Comments:As per updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xxx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.It shows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx to the new maturity date of xx

Update:
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxxxx.xx.
The loan has been modified.
As per the comment dated xx the foreclosure was initiated and the complaint was filed on xx As per the comment dated xx the judgment was entered. As per the comment dated xx the foreclosure was cancelled due to forbearance agreement.
The borrower did not file bankruptcy.
As per the comment dated xx the borrowers are deceased.
As per the comment dated xx the subject property is owner occupied.
As per the comment dated xx the forbearance plan was began on xx
As per the comment dated xx the xx payments are deferred.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the comment dated xx the foreclosure was initiated and the complaint was filed on xx As per the comment dated xx the judgment was entered. As per the comment dated xx foreclosure was cancelled due to forbearance agreement.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx with new principal balance of $xx,xxx.xx. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	xx
Field: Borrower Last Name   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $3046.74   Variance: $-3046.74   Variance %: -100.00000%   Comment: Deferred principal per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000444444444444444   Tape Value: 005443221116543221033329   Variance:    Variance %:    Comment: Payment history string is 044444444211444442004444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444000000000   Tape Value: 923330122545611122354500   Variance:    Variance %:    Comment: Payment history string reversed is 444400244444112444444440.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xxTape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "As per appraisal report located at "xx" shows the current property is manufactured housing. Recorded mortgage has not listed VIN/Serial number. The Short for Title Policy located on "xx" created with ALTA-7 but the related copy is not attached with title policy. However, Affidavit of Affixation is not available in the loan file. Therefore, it is unable to confirm whether subject property is affixed to the land."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is "Moderate" as ComplianceEase TILA test failed as This loan failed the TILA finance charge test.The finance charge is $35,599.33."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed as This loan failed the TILA finance charge test.The finance charge is $35,599.33."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72508065	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$7,662.98	$1,253.87	12/xx/2023	Not Applicable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	13.030%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/xx/2001	xx	Not Applicable	8.660%	xx	09/xx/2001	Change of Terms	According to updated title report dated xx/xx/xxxx, the subject mortgage originated on x/xx/xxxx with lender xx
Currently, the mortgage is assigned to xx
There is junior mortgage active on the property in the amount of xx
There are two credit card judgments against borrower in the favor of xx

Property Tax Status:
The xxxx taxes are paid in two installments each in the amount of $xxx.xx.
No delinquent taxes have been found.
According to payment history as of xx/xx/xxxx, the loan is current and borrower is next due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The current UPB per tape data is $xx,xxx.xx and interest rate is x.xxx%. The loan maturity date is x/xx/xxxx.

Update
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx.	Collections Comments:According to payment history as of xx/xx/xxxx, the borrower is current with the loan and is next due for xx/xx/xxxx.
As per the letter by servicer located at "xx", the borrower's income was impacted by Covid xx and FB plan of xx days was offered.  Collection comment dated xx states that borrower had called the servicer requesting to end active FB plan.  Comment dated xx states that FB plan was deleted and the payment is now due for xx
No evidence of foreclosure was found in the collection comments.
No evidence of damage or repair to the property was found.

Foreclosure Comments:According to the document located at "xx", the foreclosure was initiated on x/xx/xxxx and ended on xx/xx/xxxx. No evidence of foreclosure was found in the collection comments.
Bankruptcy Comments:PACER record shows that borrower, xxhad filed the BK under xx. This BK was discharged on xx and case was terminated on xx	The AOT agreement was made beetween borrower and lender, xx on x/xx/xxxx. As per change of terms, the borrower promises to pay UPB $xxxxx.xx with fixed interest at the rate of x.xxx% by making P&I of $xxx.xx from x/xx/xxxx till x/x/xxxx.	Credit Application Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: As per pacer. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per loan file.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $4321.07   Variance: $-4321.07   Variance %: -100.00000%   Comment: No deferral agreement was found.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1235.05   Tape Value: $1340.88   Variance: $-105.83   Variance %: -7.89257%   Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000110100001101011111001   Variance:    Variance %:    Comment: As per payment history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 100111110101100001001000   Variance:    Variance %:    Comment: As per payment history.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final 1003 is missing   Tape Source: Initial   Tape Type:
xx
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: FB plan is available. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE is moderate due to failure of TILA Finance Charge Test and  Prepayment Penalty Term Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located. Loan Data: 13.103% Comparison Data: 12.00%"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $125,219.85. The disclosed finance charge of $124,951.83 is not considered accurate because it is understated by more than $100."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date 1/xx/2000 is different than note date 1/xx/2000."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72569630	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,253.74	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Unavailable	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	3.088%	xx	01-xx-2017	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
There are no active judgments and liens.
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.	Collections Comments:Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been making regular payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xxx,xxx.xx.
No further information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between xx and xx. As per agreement the new principal balance is xx from which xx is forgiven by the lender, hence interest bearing amount is xx Amount forgiven is greater than x% of amount modified. This is a step amortized modification. New P&I start from $xxx.xx and new interest rate start from x.xxx%. Payments begin on x/x/xxxx and new maturity date is xx. This loan is modified once since origination.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 518   Variance: -158   Variance %: -30.50193%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.088%   Tape Value: 4.088%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: x   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.088%   Tape Value: 4.250%   Variance: -0.162%   Variance %: -0.16200%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000111111112232   Tape Value: 000000000433332221122011   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 232211111111000000000000   Tape Value: 110221122333334000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: x   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Missing Initial and Final Application in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate because This loan has failed TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA APR Test. APR updated as 0.00% as Final TIL is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 3)     "Final TILA missing in the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "GFE  missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow is missing in the loan file."
* Initial Good Faith Estimate is Missing (Lvl 3)     "Missing Initial GFE in the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "Initial TILA missing in the loan file."
* Missing Appraisal (Lvl 3)     "Missing the final appraisal in the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."	* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Missing hazard insurance policy in the documents"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing in the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission missing in the loan file."
																																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final Transmittal Summary incomplete or missing in the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72571043	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$33,543.00	07/xx/2020	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.950%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	634	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	xx	5.825%	xx	01-xx-2010	Financial Hardship	The subject mortgage is at lower lien position there are x Certificate of Municipal tax Liens against the subject property which were recorded on xx and xx in the total amount of xx in favor of xx. The subject property is located in State of CA. The subject property can be getting foreclosed due to above unpaid liens. This can be cured by paying off the above unpaid liens with late charge and fees.

There is one IRS Lien against the borrower which was recorded on xx in favor of xx in the total amount of xx.

There are judgments against the name of borrower as follow.
First was recorded on x/xx/xxxx in the amount of $x,xx in favor of xx
Second was recorded on x/xx/xxxx in the amount of $xx in favor of xx

The annual Combined Taxes for xxxx have been paid in the total amount of $xx,xxx.xx.
No prior year delinquent taxes have been found.
Review of updated payment history as of x/xx/xxxx shows that loan is performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and rate of interest is x.xxx%.	Collections Comments:Review of updated payment history as of x/xx/xxxx shows that loan is performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and rate of interest is x.xxx%.
The loan was modified on xx with the fixed amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xxx % beginning from xx and the new maturity date is xx.

The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
As per xx report no bankruptcy filing has been found since from loan origination
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The loan was modified on xx with the fixed amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of $xxx,xxx.xx. The borrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xxx % beginning from xx and the new maturity date is xx.	Affiliated Business Disclosure Credit Application	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 524 |-xx-xx-164 |-xx-| -31.29770% Comment: Amortization TErm Months are 360. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure? is Yes.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation Type is Full Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 524   Variance: -164   Variance %: -31.29770%   Comment: Loan Original Maturity Term Months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 011231012344401234444444   Tape Value: 013210065432009987654333   Variance:    Variance %:    Comment: Payment History String is 011231012344440123444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444432104443210132110   Tape Value: 333456789000234560032310   Variance:    Variance %:    Comment: Payment History String Reversed is 444444432104443210132110.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 2637.300%   Variance:    Variance %:    Comment: Post-Close DTI Per 1003 is Unavailable.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The Settlement date is xx; however the loan was originated on xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72588509	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$4,761.59	12/xx/2023	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.349%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	591	674	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/xx/2019	xx	Not Applicable	3.000%	xx	08/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx,xx.
The chain of the assignment has been completed. xx”.
There are two certificate of tax sale for unpaid municipal lien for the year xx.
There are total x active junior judgments against the borrower xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xxx,xxx.xx.
Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The loan modification agreement was made between the borrower xx. As per the modified terms, the new principal balance is  xx.The loan was modified in xx steps. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.
Foreclosure was initiated in xx. No further details have been found regarding foreclosure.
No bankruptcy details have been found.
As per the comment dated xx/xx/xxxx, the borrower’s business is impacted by covid-xx. The forbearance plan has been approved. No further details have been found regarding covid-xx.
As per the comment dated xx/xx/xxxx, the subject property is occupied by unknown party.  No damage and repairs have been found.

Foreclosure Comments:Foreclosure was initiated in xx. No further details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the xx. As per the modified terms, the new principal balance is $xxx,xxx.xx.The loan was modified in xx steps. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning on xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Age of Loan Loan Value: xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value:xxTape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value:xxTape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xxTape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxTape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State New Jersey which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD”."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72604853	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,023.69	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	5.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.049%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	xx	4.000%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment is complete as the loan is currently assigned with “xx.
No active judgments or liens have been found.
1st half county taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
1st half county taxes for the year xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
2nd half county taxes for the year xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/xxxx, the borrower is x months behind his scheduled payments. The next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx, the payment was applied for the due date x/xx/xxxx.The current P&I is in the amount of $xxx.xx and the interest rate is x%.The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in collections.
According to the payment history as of xx/xx/xxxx, the borrower is x months behind his scheduled payments. The next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx, the payment was applied for the due date x/xx/xxxx.The current P&I is in the amount of $xxx.xx and the interest rate is x%.The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
No foreclosure activity has been found.
The property is owner occupied and in good condition. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed bankruptcy under chapter- x with the case# xx. The schedule D of voluntary petition shows secured claim is in the amount of xx, so there is no unsecured amount. The affirmation agreement was filed onxx. However; this case was discharged on xx. The date of last filing was xx.

This modification agreement was made between the borrower xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower promises to pay new P&I of $xxx.xx with modified interest rate of x.xx% beginning from x/x/xxxx with a maturity date of xx. The deferred principal balance is $xx,xxx.xx and the interest bearing amount is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Report Good Faith Estimate Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 578 |-xx-xx-218 |-xx-| -37.71626% Comment: Amoertization Term month are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Note does not reflects balloon indicator.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK was filed after loan origination.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 7/xx/2020   Variance: 1251 (Days)   Variance %:    Comment: Last Payment Recived date is 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Valuexx Comment: Loan Original Maturity term are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 332111111110000000000000   Variance:    Variance %:    Comment: PH stirng Reversd is 2121212121212121222; tape reflects 000000000000001111232233.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 000000000000011111121233 Variance: Variance %: Comment: PH stirng Reversd is 2121212121212121222; tape reflects 000000000000001111232233. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate due to this loan is failed for:

TILA Finance Charge Test
TILA Foreclosure Rescission Finance Charge Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan Data: $253,023.96 Comparison Data: $253,367.96 Variance: -$344.00
This loan failed the TILA finance charge test.
 The finance charge is $253,367.96. The disclosed finance charge of $253,023.96 is not considered accurate because it is understated by more than $100.

Loan Data: $253,023.96 Comparison Data: $253,367.96 Variance: -$344.00
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $253,367.96. The disclosed finance charge of $253,023.96 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72609760	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$4,077.45	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.635%	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	6.125%	xx	01-xx-2016	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. The last assignment is with xx. However, it should be with xx.
There is one credit card judgment against the borrower in the favor of xx NA which was recorded on xx with Doc#xx, in the amount of $xx.xx.
There are two water/sewer utility liens filed against subject property in the favor of City of xx in the total amount of $xx which was recorded on xx with Doc#xx.
1st installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
2nd installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for xx months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for xx months and the last payment was received on xx which was applied for x/xx/xxxx and the next due date for the payment is xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is the borrower was laid off and now has a full time job.
The loan modification agreement was made between (borrower) xx.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
The current status of the is bankruptcy.
As per the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
As per the latest collection comment dated xx/xx/xxxx, the arrears for claim#xx have been paid in full. Further details not provided.
No comments related to occupancy and the current condition of the subject property have been found. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. The POC was filed by Shellpoint Mortgage Servicing on x/xx/xxxx, with the claim amount of $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. The chapter xx plan was confirmed on xx/xx/xxxx. The date of the last filing is xx/xx/xxxx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx. Therefore, the unsecured portion is $x.xx. There is no comment indicating a cram down.

Update:
As per the latest collection comment dated xx/xx/xxxx, the arrears for claim#xx have been paid in full. Further details not provided.
This loan modification agreement was made between (borrower)xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $x,xxx.xx beginning from xx. The maturity is xx. There is no provision for the balloon payment.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: 17-14396 Tape Value: xx |-xx-| |-xx-| Comment: The case# 17-14396. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2019   Variance: 1644 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: The payment history string is 4444444444443210444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: The payment history reversed string is 444444401234444444444444. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of Washington. The following required State Disclosure is missing in the loan file.
1. Construction Lien Disclosure
2. Mortgage Loan Servicing Disclosure
3. Choice of Insurance Notice
4. purchase Money Residential Mortgage Loan Closing Valuation Disclosure
5. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "AS per HUD-1 settlement date is 8/xx/2005 which is not aligned with the original note date xx."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72662005	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$749.28	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	xx	4.060%	xx	01-xx-2015	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with xx. The chain of assignment has been completed. Currently, the assignment is with “xx” which was recorded on x/xx/xxxx. There is an active junior mortgage in the amount of xx which was recorded on xx and filed by xx. There is hospital lien against the borrower in the amount of xx which was recorded on xx and filed by xx Annual taxes have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior years.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in the amount of $xx which was recorded on xx.
There is a junior mortgage against the subject property in the amount of xx which was recorded on xx.
No active judgments or liens have been found.
No delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Update:
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx and current PITI is $xxx.xx.The current UPB reflected as per tape data is $xxx,xxx.xx.	Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The Current UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
 AS per collection comments review, borrower’s intention is to keep the property. Property is in axxge condition and no evidence of damage has been found.
As per comment dated xx/xx/xxxx, the borrower has not been impacted by the COVID-xx.
The loan modification agreement was made on xx between the borrower and lender. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx, till the maturity date of xx The New Principal Balance stated in the modification is xx. From UPB, the principal balance was deferred in the amount of $xx,xxx.xx and Interest bearing amount is $xxx,xxx.xx.
No evidences have been found regarding the foreclosure proceedings on the subject property in the latest xx months servicing comments.
As per PACER and the collection comments, the bankruptcy has not been filed
BPO report dated xx/xx/xxxx located on “xx” Subject is a manufactured home in a rural area. The subject appears to be in axxge condition as noted per my drive by inspection there were no repairs noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on x/x/xxxx between the borrower and lender. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx. The New Principal Balance stated in the modification is xx. From UPB, the principal balance was deferred in the amount of $xx,xxx.xx and Interest bearing amount is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 000222222121221211122211 |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination is missing from the loan file. The tape data shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title shows separate assessment for land and improvements. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "Final HUD-1 along with Estimated HUd-1 is missing from the loan file. However, available Fees has ben updated from the Itemization document which is located on (xx) Pg# 04"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.

xx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the xx (1st Lien), Unregulated
xx, Consumer Loan License, Consumer Loan License xx, or the Exemption Letter xx.
The xx are not available for loans with
a closing date before the xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72700193	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,983.93	$7,967.86	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	739	35.893%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx. No active liens and judgments found open. No prior year delinquent taxes have been found.

Update:-
According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of combine taxes for xxxx has been paid in the amount of xx on xx
The second installments of combined taxes for xxxx have been past due in the total amount of xx	Review of payment history shows that loan is current. The last payment was received on x/xx/xxxx in the amount of $ x,xxx.xx that was applied to x/xx/xxxx payment. The UPB as per payment history is $xxx,xxx.xx.

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.
Collections Comments:
The loan is performing. The last payment was received on x/xx/xxxx in the amount of $ x,xxx.xx and it was applied to x/xx/xxxx payment. No bankruptcy and foreclosure activities have been found. The Borrower xx is working with xx for last xx years and xx months. Co-Borrower xx is working at xx as xx for last xx years and xx months. No information has been found regarding condition and occupancy of subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Closing Disclosure is not signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Program is HSL mandatory confirming 30 Yr fixed. Comments: HSL Final CD not executed at closing; settlement agent's CD was executed but missing all required TILA information."
																																																																																																							* Missing Required Disclosures (Lvl 3) "Seller's Closing Disclosure located at "xx" is incomplete as there is no borrower information provided on the CD."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72766727	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$424.90	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No	xx	Not Applicable	xx	8.050%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	522	Not Applicable	45.408%	First	Commitment	Not Applicable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	5.366%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. The latest assignment is with Bxx
No Active judgments and liens have been found.
1st installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
2nd installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.

Update: The review of the updated title report dated x/xx/xxxx shows that the subject mortgage originated on xx
No active judgments or liens have been found.
The county taxes for xxxx are paid off in the amount of $xxx.xx.
The county taxes for xxxx are due in the amount of $xxx.xx.
No prior-year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.

Update: According to a review of the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The date of the last payment received is not available. The interest rate is x.xxx%, and P&I is $xxx.xx. The UPB is $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is the borrower is not working at all due to covid-xx and difficult to make payment these days due to the covid-xx.
The step modification agreement was signed between the borrower xx and the lender xx
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The Borrower xx had filed bankruptcy under chapter xx on xx with the case xx and plan was confirmed on xx The POC was filed on xx with the secured claim amount of xx and amount of arrearage is xx The schedule D of voluntary petition shows secured claim is in the amount of xx with the value of collateral is xx and the unsecured amount is xx	This Step modification agreement was signed between the borrower xx and the lender xx
The Unpaid Principal Balance is $xx,xxx.xx with interest rate x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx The maturity is xx Previously, the loan has been modified in the year xxxx.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Yes. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 5.366%   Tape Value: 6.366%   Variance: -1.000%   Variance %: -1.00000%   Comment: 5.366%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 6.366%   Tape Value: 7.366%   Variance: -1.000%   Variance %: -1.00000%   Comment: 6.366%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 7.366%   Tape Value: 8.050%   Variance: -0.684%   Variance %: -0.68400%   Comment: 7.366%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000322110   Tape Value: 000000000554445433232223   Variance:    Variance %:    Comment: The payment history string is 00000001110M000MM0M000MM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 011223000000000000000000   Tape Value: 322232334444455000000000   Variance:    Variance %:    Comment: The payment history string is MM000M0MM000M01110000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:xx.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx County   Tape Value: xx   Variance:    Variance %:    Comment: The county is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD, itemization of finance charge and estimated HUD is missing from the loan file."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Illinois. The following disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72953725	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,040.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	46.688%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of assignment has not been provided with the Updated title report. Currently, the mortgage is with original lender xx
No active liens and judgments have been found against the borrower and property.
The second installment county taxes of the year xxxx have been due in the amount of xx which was due on xx
The first installment county taxes of the year xxxx have been paid in the amount of xx
No prior years of delinquent taxes have been found.

Update: According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
No active liens or judgments have been found against the borrower or property.
The county taxes for xxxx are paid off in the amount of xx
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.

Update: According to a review of the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The date of the last payment received is not available. The interest rate is x.xx%, and P&I is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
The borrower is xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to determine. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures Origination Appraisal	Field: Age of Loan Loan Value: 10 Tape Value: 11 |-xx-xx-1 |-xx-| -9.09090% Comment: Age of loan is 10. Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The MI not required.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 350 Tape Value: 349 Variance: 1 Variance %: 0.28653% Comment: Stated remaining terms are 350. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Type unacceptable under guidelines (Lvl 4) "The provided Seller’s tape is showing that the subject loan was repurchased due to property was not meeting guidelines. The subject property is not primarily residential (xx) with Health & Safety issues. Appraisal was missing from file and was not reviewed."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains revised Loan Estimate receipt date (5/xx/2019) that is after the revised Loan Estimate delivery date xx
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test.The post-consummation revised closing disclosure delivery date xx is more than 60 calendar days after the consummation date, or closing / settlement date xx
* Income documentation does not meet guidelines (Lvl 3)     "Income Calculation sheet is missing. The self-employed income xx as taken by xx could not be calculated. The income as per Schedule C and P&L statement exceeds UW calculated income."
* Missing Required State Disclosures (Lvl 3)     "The property is located in state of xx The following required State Disclosure is missing in the loan file.
1. MN Notice of Right to Discontinue Escrow
2. Interest Rate or Discount Point Agreement
3. Conditional Qualification/Approval Disclosure
4. Insurance Disclosure"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is "Moderate" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.688% as the Borrower income was $10,434.33 and total expenses are in the amount of $4,871.58 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 47.000%."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.688% as the Borrower income was $10,434.33 and total expenses are in the amount of $4,871.58 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 47.000%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73033873	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$292.34	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.162%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	2.004%	xx	01-xx-2020	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx The chain of the assignment has been completed. The latest assignment is with xx. No active liens and judgments have been found against the borrower and the property. Annual county taxes are due in total for the amount of $xxx.xx. No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the BPO report dated xx located at “xx”, the subject property has been occupied by the owner. The subject property needed repairs on painting and roof for the total amount of xx As per the interior property inspection report dated xx located at “xx”, the subject property with no repair. However, the latest comments do not have information regarding the repairing of property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made on xx/xx/xxxx between the borrower xx. The new principal balance is xx with an interest rate of x.xxx% which steps up in x steps ending at x.xxx%. The services agree to forgive the delinquent interest for the amount of $x,xxx.xx and principal for the amount of $xxx.xx. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx	Credit Application Credit Report Origination Appraisal	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: As per the note, the interest calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Foreclsoure found.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the mod, the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 431   Variance: -71   Variance %: -16.47331%   Comment: As per the note, the loan amortization term months is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -1827 (Days)   Variance %:    Comment: As per the mod, the step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.004%   Tape Value: 3.004%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 1 rate is 2.004%.   Tape Source: Initial   Tape Type: x
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 2 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.004%   Tape Value: 4.004%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 2 rate is 3.004%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Value: xx   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 3 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.004%   Tape Value: 5.004%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 3 rate is 4.004%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx   Tape Value: xx   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 4 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 5.004%   Tape Value: 6.004%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 4 rate is 5.004%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: xx   Tape Value: xx   Variance: -366 (Days)   Variance %:    Comment: As per the mod, the step 5 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 6.004%   Tape Value: 7.004%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 5 rate is 6.004%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000019777999999876543   Variance:    Variance %:    Comment: The payment history string is 0000000000001mmmmmmmmmmm4mmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 345678999999777910000000   Variance:    Variance %:    Comment: The payment history string reversed is 444444M4MMMMMMMM1000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per hud-1 is Cash Out.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per the mod, the stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan file." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73062874	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.850%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	592	521	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	11.850%	xx	01-xx-2017	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is with xx.
There is a code enforcement lien in the favor of Town Of xx which was recorded on xx/xx/xxxx.
The taxes  information has not been mentioned.
According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx.
The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xxxxxx.xx. The servicer agrees to forgive the principal in the amount of $xx,xxx.xx. The borrower promised to pay $x,xxx.xx monthly with starting interest rate of xx.xx%. The first modified payment date is x/xx/xxxx and the maturity is xx.

No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xxxxxx.xx. The servicer agrees to forgive the principal in the amount of $xx,xxx.xx. The borrower promised to pay $x,xxx.xx monthly with starting interest rate of xx.xx%. The first modified payment date is x/x/xxxx and the maturity is xx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: As per the note, the interest calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file. The values are updated as per the tape."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73067816	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,556.57	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.390%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	xx	5.750%	xx	11-xx-2018	Financial Hardship	As per review of latest updated title report xx
The chain of assignment has been completed as the mortgage is currently with the current assignee xx

No active judgments or lien have been found against the borrower or subject property
The annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of updated payment history as of xx/xx/xxxx reflects that the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with P&I $x,xxx.xx and interest rate of x.xxx% for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx and the deferred balance is $x,xxx.xx.	Collections Comments:Review of updated payment history as of xx/xx/xxxx reflects that the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with P&I $x,xxx.xx and interest rate of x.xxx% for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx and the deferred balance is $x,xxx.xx.
The loan has been modified once since origination.  The modification agreement was made on xx with Fixed Amortization. The total outstanding balance is xx from which lender agreed to defer xx hence the interest bearing amount is xx Borrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx and ends with the maturity date of xx

The joint debtor, xx. The plan was not confirmed. The POC was filed by subject creditor on xx with the claim amount of xx and the amount of arrearage is xx Schedule D of Voluntary Petition dated xx shows that amount of claim without deduction value of collateral is xx and value of property is xx therefore the unsecured portion is xx The bankruptcy was dismissed on xx and the case was terminated on xx As per trustees final report dated xx the debtor has paid xx towards the subject creditor.

As per comment dated x/xx/xxxx the borrower has been affected by Covid-xx and reason for default is unemployment. The comment dated xx states that the payment of xx has been deferred. The disaster deferment letter is located at "xx. "The verbal loss mitigation application was received on xx As per comment dated xx borrower requested for deferment as he was not able to pay the missed payments and discussed forbearance plan. No further details have been found.

No comments have been found regarding foreclosure proceedings.
The property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The joint debtor, xx. The plan was not confirmed. The POC was filed by subject creditor on xx with the claim amount of xx and the amount of arrearage is xx Schedule D of Voluntary Petition dated xx shows that amount of claim without deduction value of collateral is xx and value of property is xx therefore the unsecured portion is xx The bankruptcy was dismissed on xx and the case was terminated on xx As per trustees final report dated xx the debtor has paid xx towards the subject creditor.	The loan has been modified once since origination. The modification agreement was made on xx with Fixed Amortization. The total outstanding balance is xx from which lender agreed to defer xx hence the interest bearing amount is xx Borrower promised to pay P&I in the amount of xx with new interest rate of x.xxx%. The first payment had begun from xx and ends with the maturity date of xx	Credit Application Credit Report Final Truth in Lending Discl. Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 618 |-xx-xx-258 |-xx-| -41.74757% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 0xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as this loan failed TILA APR Test.
Final TIL is missing from the loan file and the APR considered by 0.0%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. xx The annual percentage rate (APR) is 7.677%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "At the time of origination credit report is missing from the loan documents."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is xx however, loan was originated on xx		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73085849	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,537.07	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	471	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	2.000%	xx	01-xx-2013	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
Chain of assignment has been completed. Currently, the assignment is with the “xx.”.
There are x certificate of sale for unpaid municipal liens for the year of xxxx, xxxx and xxxx are sold to xx.
There is one credit card judgment against the borrower in the favor of xx.
First to fourth installment of town taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
Second installment utility taxes for the year of xxxx are delinquent in the amount of $xxx.xx which was due on xx/xx/xxxx and they are good through till xx/xx/xxxx.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The loan was modified on xx between the borrower xx As per the modified terms, the new principal balance is $xxx,xxx.xx. The loan was modified in x steps. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx. The new maturity date is xx.
As per the comment dated xx/xx/xxxx, the borrower is impacted by covid-xx. The forbearance plan has been approved for xx months which was started from xx/xx/xxxx till xx/xx/xxxx. The comment dated xx/xx/xxxx shows the borrower is unemployed.  No further details have been found regarding covid-xx.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx between the borrower xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The loan was modified in x steps. The borrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx. The new maturity date isxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 432 |-xx-xx-72 |-xx-| -16.66666% Comment: Amortization term months (CE, S&P) is "360" Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: balloon Indicator is "No"   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $776.32   Variance: $-776.32   Variance %: -100.00000%   Comment: Deferred principal (Modification) per payment history is "$0.00"   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI? is "Not Applicable"   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REo active? is "Not Applicable"   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 7/xx/2020   Variance: 1265 (Days)   Variance %:    Comment: Last payment received date is "11/xx/2020"   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 343   Variance: 17   Variance %: 4.95626%   Comment: Loan original maturity term months is "360"   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 9/xx/2013   Tape Value: 8/xx/2020   Variance: -2526 (Days)   Variance %:    Comment: Mod step 1 date is "9/xx/2013"   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 4.250%   Variance: -2.250%   Variance %: -2.25000%   Comment: Mod step 1 rate is "2.000%"   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001101110004444444444   Tape Value: 333223322221110011010000   Variance:    Variance %:    Comment: Payment history string is "23333233MMMMMMMMMMMMMMMM"   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444400011101100000   Tape Value: 000010110111122223332333   Variance:    Variance %:    Comment: Payment history string reversed is "MMMMMMMMMMMMMMMM23333233"   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refinance per application is "Cash Out-Other"   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Debt Consolidation Variance: Variance %: Comment: Purpose per application is "Refinance" Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:a credit report fee;appraisal fee;application fee;commitment fee;warehouse fee;discount points;lock-in fee;a service fee not to exceed $25.00 to cancel the mortgage; andfees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:overnight delivery, messenger, fax, and other special delivery fees;flood certification fees;pest inspection or certification fees;final inspection fee;outside counsels' fees as permitted by N.J.S.A. §46:10A-6;certified check fees;credit report and appraisal update fees;not more than one-year of mortgage insurance premiums;survey fees;recording fees;title and title search fees, including title insurance premiums;taxes;tax service fees;radon test fees;other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Credit Score for borrower is less than 500 (Lvl 2)     "As per credit report the credit score for borrower is 471 which is less than 500."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan files."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73186081	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,428.52	12/xx/2023	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	60	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	546	525	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	9/xx/2013 12:00:00 AM	xx	xx	2.000%	xx	01-xx-2013	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed.
There is an active senior mortgage originated on xx.
There is an active water/sewer lien in the favor of xx.
There is an active State Tax lien of xx.
First half of the combined taxes for the year of xxxx have been paid in the amount of $xxx.xx on x/xx/xxxx
Second half of the combined taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx
No prior delinquent taxes have been found.
The review of updated payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is in the amount of $xxx,xxx.xx .	Collections Comments:The review of the collection comment shows that the loan is in Foreclosure.
According to the foreclosure document located at xxxxx Pg#xx, the foreclosure was initiated and xx . As per the comment dated xx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. No further details have been found.
The review of updated payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is in the amount of $xxx,xxx.xx .
As per servicing comment dated x/xx/xxxx, the borrower has been impacted by COVID-xx. The comment dated x/xx/xxxx, states that the borrower went over the trial process. No further details have been found regarding COVID-xx.
As per review of servicing comment, the subject property is tenant occupied. No damage and repairs have been found latest servicing comments.
Update:
The current status of the loan is in collection.
The reason for default is not available.
As per the servicing comments, the borrower has not filed bankruptcy since loan origination.
 The foreclosure was initiated in xx As per the servicing comment dated xx/xx/xxxx, the foreclosure has been cancelled due to modification.
No information has been found regarding the forbearance plan.
As per the servicing comment dated xx/xx/xxxx, the subject property has huge water damage. The damage amount is not given in the collection comments.
As per the servicing comment dated xx/xx/xxxx, the subject property is owner-occupied.
No information has been found stating the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:According to the foreclosure document located at xxxxx Pg#xx, the foreclosure was initiated and complaint was filed on xx/xx/xxxx . As per the comment dated xx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. No further details have been found.
Update:
The foreclosure was initiated in xxxx. As per the servicing comment dated xx/xx/xxxx, the foreclosure has been cancelled due to modification.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx.The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with step interest rate starting from x.xxx% which is step up in x steps and ending at interest rate x.xx% and the starting P&I is in the amount of $xxx.xx beginning from xx/x/xxxx till the maturity date xx/x/xxxx. The interest bearing amount is $xxx,xxx.xx and the amount of deferred balance is $xx,xxx.xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xxTape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xxTape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xxTape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx  Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: xx Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73293440	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,394.78	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	714	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of assignment has been completed. Currently, the mortgage is with original lender “xx
There is one UCC judgment for Solar Energy in the favor of xxwhich was recorded on xx
The 1st and 2nd installment taxes for the year of xxxx have been paid in the total amount of xx
No prior years of delinquent taxes have been found.
The payment history is missing from xx/xx/xxxx to xx/xx/xxxx. As per the tape data, the borrower is current with the and next due date is xx/xx/xxxx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. The payment history is missing from xx/xx/xxxx to xx/xx/xxxx. As per the tape data, the borrower is current with the and next due date is xx/xx/xxxx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
Currently the borrower is working at xx
The servicing document is missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Note	Field: Last Payment Received Date Loan Value: Unavailable Tape Value: 6/xx/2020 |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Note doc is missing from the Loan File.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Borrowers Total monthly Income = xx, PITI = $ 2,214.80 , Total monthly debts = $ 32.00 , DTI = xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Copy of Original Note Document is missing in the loan file. Loan has not been modified since origination."	* Application Missing (Lvl 3) "Final Application, Handsigned by Borrower at Closing is missing from the Loan File."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.977%, the Borrower income was $4,468.50 and total expenses are in the amount of $2,246.80.
The loan was underwritten by AUS/LP (xx) and its recommendation is “Accept / Eligible” with a DTI of 50.00%"
* Loan does not conform to program guidelines (Lvl 3)     "Used income incorrectly.  Borrower works for a family member and was axxged improperly. Only 2018 income is considered."
* Missing Required State Disclosures (Lvl 3)     "The property is located in state of xx The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.977%, the Borrower income was $4,468.50 and total expenses are in the amount of $2,246.80.
																																																																																																								The loan was underwritten by AUS/LP (Locator# xx) and its recommendation is “Accept / Eligible” with a DTI of 50.00%. SOL expired, downgraded to LVL2."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73309285	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,244.54	12/xx/2023	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.616%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	504	Not Applicable	26.120%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	3.000%	xx	01-xx-2016	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage xx. The chain of assignment is completed as currently the assignment is with xx. As per updated title report there are x state tax liens xx against the borrower xx in the total amount of $x,xxx.xx in the favor ofxx. As per updated title report there is a state tax lien xx.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received in the total amount of $x,xxx.x for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of xx. The current interest rate is x.xx% with P&I in the amount of $x,xxx.xx.	Collections Comments:Review of payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. The loan payments are currently xx months in delinquency. The next due date is xx/xx/xxxx. The last payment was received in the total amount of $x,xxx.x for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of xx. The current interest rate is x.xx% with P&I in the amount of $x,xxx.xx. As per comments dated xx/xx/xxxx, the reason for default is the borrower was laid off due to covid-xx. As per updated title document xx the foreclosure proceedings were initiated on the loan by referring to attorney. The complaint was filed on xx. No further information is available. The debtor xx had filed Bankruptcy under chapter-xx on xx. According to the debtor's chapter-xx plan which was filed on xx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx for xx months to the trustee total arrearage of $xx,xxx.xx through the plan with monthly amount of $x,xxx.xx. This plan was confirmed on xx. The POC was filed on xx with the secured claim xx & with an arrearage of xx.

Update:-
As per the tape data, the current status of the loan is bankruptcy current.
As per the comment dated x/xx/xxxx and x/xx/xxxx, the borrower had filed for the bankruptcy under chapter xx on xx. According to the comment dated xx, the plan was confirmed and next post petition due date was xx.
Foreclosure Comments:As per updated title document xx the foreclosure proceedings were initiated on the loan by referring to attorney. The complaint was filed on xx. No further information is available.
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-xx on xx. According to the debtor's chapter-xx plan which was filed on xx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx for xx months to the trustee total arrearage of $xx,xxx.xx through the plan with monthly amount of $x,xxx.xx. This plan was confirmed on xx. The POC was filed on xx with the secured claim xx & with an arrearage of xx.

Update:-
As per the comment dated x/xx/xxxx and x/xx/xxxx, the borrower had filed for the bankruptcy under chapter xx on xx. According to the comment dated xx/xx/xxxx, the plan was confirmed and next post petition due date was xx/xx/xxxx.	The loan was modified on xx/xx/xxxx with new principal balance of xx. .The borrower promises to pay the new P&I in the amount of $x,xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx. This modification does not contain balloon provision.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 625 |-xx-xx-265 |-xx-| -42.40000% Comment: Amortization Term Months (CE, S&P) are 360 Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: 3/xx/2021   Tape Value: 8/xx/2019   Variance: 590 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: BYRNE   Variance:    Variance %:    Comment: Borrower Last Name is xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 11/xx/2023   Tape Value: 10/xx/2020   Variance: 1126 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure? is Yes   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: Loan Documentation Type is Full Documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 625   Variance: -265   Variance %: -42.40000%   Comment: Loan Orifinal Maturity Term Months are 360   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential? is Yes   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.61600%   Tape Value: 3.00000%   Variance: 2.61600%   Variance %: 2.61600%   Comment: Original Stated Rate is 1.25%   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 11/xx/2018   Tape Value: 11/xx/2018   Variance: 28 (Days)   Variance %:    Comment: S&C Filing Date is 11/xx/2018   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject Property Type is PUD   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $2487.19 Variance: $-2487.19 Variance %: -100.00000% Comment: Suspense Balance per Payment History is $0.00 Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per note, the note date is xx and as per ROR, transaction date is xx
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per note, the note date is xx and as per final HUD-1 settlment date is xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73453431	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,038.00	12/xx/2023	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	USDA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	715	Not Applicable	27.539%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2016 12:00:00 AM	xx	Not Applicable	4.375%	xx	01-xx-2016	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx. The chain of assignment has not been completed as the assignment is with xx. There is an active civil judgment against the borrower recorded on xx. The second installment county taxes of xxxx have been due in the amount of $xxx.xx. The first installment county taxes of xxxx have been paid in the amount of $xxx.xx. No prior year delinquent taxes have been found.	The review of payment history as of x/xx/xxxx shows that the borrower has been delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to x/xx/xxxx.The current P&I is $xxx.xx and PITI is $xxx.xx. The current UPB is $xx,xxx.xx.	Collections Comments:As per the collection comments the loan is in active bankruptcy. Borrower filed chapter xx bankruptcy on xx/xx/xxxx with the case # xx-xxxxx and the plan was confirmed on xx/xx/xxxx. The POC was filed on xx/xx/xxxx with the secured claim amount of $xxxxx.xx and amount of arrears of $xxxx.xx.As per the confirmed plan borrower needs to pay $xxx.xx per month for the amount of $xxxx.xx. The current UPB is $xx,xxx.xx, The last payment was made on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx, the borrower is x months behind his scheduled payments. The current property occupancy and condition are unable to be determined. No employment related information has been found.

//Update- As per comment dated x/xx/xxxx, the complaint or file NOD completed on xx and the comment dated xx the publication completed on  xx. As per comment dated x/xx/xxxx, the sale scheduled on x/xx/xxxx. As per comment dated xx/xx/xxxx, the sale has been canceled due to loss mitigation. No further details were provided.
Foreclosure Comments:As per comment dated x/xx/xxxx, the complaint or file NOD completed on xx and the comment dated x/xx/xxxx, the publication completed on  xx. As per comment dated x/xx/xxxx, the sale scheduled on x/xx/xxxx. As per comment dated xx/xx/xxxx, the sale has been canceled due to loss mitigation. No further details were provided.
																																																																																																	Bankruptcy Comments:Borrower filed chapter xx bankruptcy on xx with the xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim amount of xx and amount of arrears of $xxxx.xx.As per the chapter xx plan dated xx the debtor shall pay $xxx.xx per month for xx months. There is no unsecured amount in the schedule D of the voluntary petition.	As per the modification agreement made on xx/xx/xxxx between xx. The new principal balance amount is xx to be paid the rate of interest of x.xxx% and P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx. This modification does not contain balloon provision.	Mortgage Insurance	xx	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "The loan type is USDA; however, the MI certificate is missing from the loan files."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73624770	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,082.48	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2018	xx	xx	5.120%	xx	10/xx/2018	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment from xx
There is one junior mortgage against the subject property in the favor of MERS as nominee for xx
There are two junior credit card judgments against the borrower in the favor of xx
First installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx and the second installment taxes have been due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from x month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The unpaid new principal balance is $xxx,xxx.xx	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from x month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The unpaid new principal balance is $xxx,xxx.xx
The modification agreement was made between Borrowers “xx” and the Lender “xx” on xx/xx/xxxx. As per the modified terms, the new principal balance is xx The new principal balance shall be forgiven in the amount of $xx,xxx.xx. The deferred principal balance is $xx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx.
According to PACER, the debtor xx. Proof of Claim was filed by “xx” on xx/xx/xxxx, which shows the amount of secured claim is $xx and the amount of arrearage is $xx,xxx.xx. Schedule D of voluntary petition dated xx/xx/xxxx Shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is $xxx,xxx.xx. The debtor was dismissed on xx
The foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx. The foreclosure sale was scheduled on xx/xx/xxxx. However, the foreclosure was put on hold due to loss mitigation.
As per the comment dated xx/xx/xxxx, the borrower income is impacted by covid-xx. The borrower is unemployed. The forbearance plan was started on xx/xx/xxxx for the amount of $xxxx.xx. The comment dated xx/xx/xxxx shows the both borrowers are unemployed due to covid-xx. No further details have been found regarding covid-xx.
The subject property is occupied by unknown party. No damage and repairs have been found.

Update:

xx	The modification agreement was made between Borrowers xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The new principal balance shall be forgiven in the amount of $xx,xxx.xx. The deferred principal balance is $xx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxxx.xx with an interest rate of x.xxx% beginning from xx	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 631 |-xx-xx-271 |-xx-| -42.94770% Comment: Amortization Term Months (CE, S&P) is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK evidence found on PACER report.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $65524.78   Tape Value: $72025.42   Variance: $-6500.64   Variance %: -9.02548%   Comment: Deferred Principal MOD per payment History is $65,524.78.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 631   Variance: -271   Variance %: -42.94770%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000000000000044444444444   Tape Value: 112322210000002222221099   Variance:    Variance %:    Comment: Payment History String is 123032221000441400244444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444440000000000000 Tape Value: 990122222000000012223211 Variance: Variance %: Comment: Payment History String Reversed is 444442004144000122230321. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Connecticut State. The following state disclosures are missing in the loan file;
1) Below State Disclosures are missing from loan file
2) Payoff Statement Disclosure
3) Non-Prime HUD Contact Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of Servicing Transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business Discloser is missing from loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73652249	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,786.94	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	679	Not Applicable	45.215%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the assignment of mortgage is currently with the “xx” instead of “xx”.
There is an active senior mortgage in the amount of xx which was recorded on xx in book pg# xx in favour of xx for this mortgage which was recorded on xx.
There is an active credit card judgment against the borrower in the amount of xx.
Annual county tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.

Update:-
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is one prior mortgage active against the borrower in favor of “xx” which was originated on xx and recorded on xx with instrument # xx in the amount of xx. The subordination agreement was recorded on xx, which reflects the senior mortgage is subordinated with subject mortgage.
The annual installments of county taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xx,xxx.xx and the deferred balance is $x,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
Evidence has been found regarding the COVID-xx in the available servicing comments. Comment dated x/xx/xxxx shows that the COVID-xx Assistance request has been sent. Comment dated x/xx/xxxx shows that the forbearance plan for x months has been provided to borrower which end on x/xx/xxxx in the total amount of $xxxx.xx. Comment dated x/xx/xxxx shows that the COVID-xxDeferment was processed on x/xx/xxxx and the amount of deferred is $xxx.xx. No further information has been found regarding the COVID-xx in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 368 |-xx-xx-8 |-xx-| -2.17391% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a Modification Change Note Terms? is No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 9/xx/2018   Variance:    Variance %:    Comment: Doc Date of Last Modification is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan DOcumentation Type is Full Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 363   Variance: -3   Variance %: -0.82644%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111001000000001100000005   Variance:    Variance %:    Comment: Payment History String is 1111000000000010000mmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 500000001000000000110111   Variance:    Variance %:    Comment: Payment History String Reversed mmmm0000001000000001111.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 34.030%   Tape Value: 4454.000%   Variance: -4419.970%   Variance %: -4419.97000%   Comment: Post-Close DTI per 1003 is 34.030%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date Loan Value: 5/xx/2036 Tape Value: 8/xx/2036 Variance: -92 (Days) Variance %: Comment: Stated Maturity Date is 5/xx/2036. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA Right of Rescission Test TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to the following factor:
1.This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73806433	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,855.45	12/xx/2023	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	359	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2008 12:00:00 AM	xx	Not Applicable	6.250%	xx	01-xx-2008	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with the borrower xxand wife, xx and lender xx which was recorded on xx The chain of assignment is incomplete as the assignment of mortgage is currently with the “xx” instead of “xx”.
There is an active civil judgment against the borrower in the amount of xx which was recorded on xx in favor of xx
Annual combined tax for the year of xxxx has been paid on xx in the amount of xx
Annual combined tax for the year of xxxx is due on xx in the amount of xx
Review of the latest xx months payment history shows that the borrower is delinquent for x months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comments states that the borrower is delinquent for x months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
Loan Modification agreement (ARM modification) was made between borrower and lender on xx The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which will change per ARM terms which was begun on xx The new modified principle balance is in the amount of xx and the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.
Evidence has been found regarding the COVID-xx in the available servicing comments. As per comment dated x/xx/xxxx, the borrower income has been impacted due to COVID-xx. Comment dated x/xx/xxxx shows that the forbearance plan for one month has been provided to borrower which starts from x/xx/xxxx. No further information has been found regarding the COVID-xx in the available servicing comments.
Review of the collection comments states that the foreclosure was initiated on the subject property by referring the file to attorney on x/xx/xxxx. But, later on foreclosure was placed on hold due to Loss mitigation. No further information has been found regarding the foreclosure in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.

Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated on the subject property by referring the file to attorney on xx But, later on foreclosure was placed on hold due to Loss mitigation. No further information has been found regarding the foreclosure in the available servicing comments.
Bankruptcy Comments:Not Applicable	Loan Modification agreement (ARM modification) was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which will change per ARM terms which was begun on x/x/xxxx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is x/x/xxxx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: ARM Index Type Loan Value: LIBOR - One Year WSJ Tape Value: LIBOR - One Year Fannie Mae |-xx-| |-xx-| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original appraised value is xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per application is lower rate or term.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan file. Also the estimated HUD-1, or and Fee itemization are not available in the loan file."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74054984	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$535.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	42.234%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2012 12:00:00 AM	xx	xx	4.625%	xx	01-xx-2012	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated o xx.
The chain of assignment has been completed. Currently, the assignment is from xx.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of xxxx have been paid in the amount of xx on xx/xx/xxxx.
City annual taxes for the year of xxxx have been paid in the amount of xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the collection and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of xx The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was modified on x/xx/xxxx between the borrower xx and lender xx. As per the modified terms, the new principal balance is xx with the deferred principal balance is $xx,xxx.xx and the interest bearing principal balance is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with the interest rate of x.xxxx% beginning from xx till maturity date of xx. According to comment dated xx/xx/xxxx, the borrower has not been working due to Covid-xx. As per the comment dated x/xx/xxxx, forbearance plan has been discussed. As per the comment dated x/xx/xxxx, the borrower has been impacted by Covid-xx and had received deferral agreement which was effective from xx/xx/xxxx and subsequent two monthly payments will be deferred. No foreclosure/bankruptcy activity has been found.
No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made on x/xx/xxxx between the borrower xx. As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx The borrower promises to pay P&I in the amount of $xxx.xx with the interest rate of x.xxxx% beginning from xx till maturity date of xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 551 |-xx-xx-191 |-xx-| -34.66424% Comment: As per the note Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per the note   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Tenant   Variance:    Variance %:    Comment: No details found   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $41529.94   Variance: $-41529.94   Variance %: -100.00000%   Comment: As per the noteAs per the payment history   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2012   Tape Value: 9/xx/2012   Variance: -18 (Days)   Variance %:    Comment: As per the mod   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1299 (Days)   Variance %:    Comment: As per the payment history   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 479   Variance: -119   Variance %: -24.84342%   Comment: As per the note   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.75000%   Tape Value: 4.62500%   Variance: 2.12500%   Variance %: 2.12500%   Comment: As per the note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000110000011110000001   Tape Value: 332222222111100000000011   Variance:    Variance %:    Comment: Payment history string as 4321422222111000000000011   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000011110000011000000   Tape Value: 110000000101111222222233   Variance:    Variance %:    Comment: PAyment history string reversed as 110000000001112222241234   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per the appraisal Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. Disclosure of Additional Fees is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74075433	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$828.42	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.589%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10-xx-2010	xx	Not Applicable	8.500%	xx	01-xx-2011	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.
The chain of assignment is incomplete as the assignment of mortgage is currently with the xx.

There is a junior Mortgage against the subject property in the favor of xx.

There is a Judgment against the Borrower xx in the favor of xx.

1st and 2nd installment of taxes of xxxx has been paid in the amount of $xxx.xx on x/xx/xxxx and xx/xx/xxxx.
Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for + xx days. The next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date shows in the amount of xx.	Collections Comments:The loan is currently in the Bankruptcy.

Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for + xx days. The next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date shows in the amount of xx.

According to servicing comment dated xx/xx/xxxx, foreclosure was initiated in the year xxxx. File was referred to the Attorney on xx. As per comment dated xx, foreclosure was put on hold due to bankruptcy. Comment dated xx shows foreclosure sale date was scheduled for xx/xx/xxxx and it was postponed due to Bankruptcy. However, no further details have been found regarding foreclosure proceedings.

As per pacer, debtor xx had filed bankruptcy under chapter-xx with the xx. Bankruptcy plan was confirmed on xx. Proof of Claim was filed by xx, which shows that the amount of secured claim is xx and the amount of arrearage is $x,xxx.xx. Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is $x,xxx.xx and value of collateral is xx therefore the unsecured portion is $x.xx. According to Chapter-xx plan dated xx The Debtor(s) shall make payments in the amount of $xxx.xx bi-weekly. Date of last filing of Bankruptcy is xx.

According to comment dated xx/xx/xxxx, the subject property is owner occupied.

No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file.

Update:-
According to the servicing comments, the loan is in bankruptcy.
As per the seller's tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:According to servicing comment dated xx/xx/xxxx, foreclosure was initiated in the year xxxx. File was referred to the Attorney on xx. As per comment dated xx, foreclosure was put on hold due to bankruptcy. Comment dated xx/xx/xxxx shows foreclosure sale date was scheduled for xx and it was postponed due to Bankruptcy. However, no further details have been found regarding foreclosure proceedings.
Bankruptcy Comments:Debtor xx had filed bankruptcy under chapter-xx with the xx. Bankruptcy plan was confirmed on xx. Proof of Claim was filed by xx, which shows that the amount of secured claim is xx and the amount of arrearage is $x,xxx.xx. Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is $x,xxx.xx and value of collateral is xx therefore the unsecured portion is $x.xx. According to Chapter-xx plan dated xx The Debtor(s) shall make payments in the amount of $xxx.xx bi-weekly. Date of last filing of Bankruptcy is xx.	Loan modification agreement was made between the xx (borrower) and xx (lender) on xx/xx/xxxx. Borrower promises to pay P&I in the amount of $xxx.xx with the new interest rate of x.xx% beginning from xx till the maturity date of xx. The current UPB is in the amount of xx out of which $x,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of xx.	Credit Application HUD-1 Closing Statement	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 398 |-xx-xx-158 |-xx-| -39.69849% Comment: Amortization term months is 240. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxII   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 12/xx/2023   Tape Value: 9/xx/2020   Variance: 1186 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $5194.61   Variance: $-5194.61   Variance %: -100.00000%   Comment: Deferred principal per payment history is 0.00%.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2010   Tape Value: 1/xx/2011   Variance: -22 (Days)   Variance %:    Comment: Doc date of last modification 12/xx/2010.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 12/xx/2005   Tape Value: 12/xx/2005   Variance: 14 (Days)   Variance %:    Comment: First payment date 12/xx/2005.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg amort potential is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.58900%   Tape Value: 8.49600%   Variance: 0.09300%   Variance %: 0.09300%   Comment: Original stated rate 8.5890%.   Tape Source: Initial   Tape Type:
																																																																																																				Field: S&C Filing Date Loan Value: Unavailable Tape Value: 2/xx/2019 Variance: Variance %: Comment: S&C filing date is unavailable. Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, available Points & Fees have been updated from Itemization document, which is located on “xx”"	* Application Missing (Lvl 2) "Final Application is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the Borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74181912	xx	xx	xx		561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable			Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	536	Not Applicable	24.077%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	7.000%	xx	01-xx-2016	Financial Hardship
According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is from xx
No active judgments or liens have been found against the borrower and property.
Annual county taxes of the year xxxx are Exempt.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:
The loan is currently in collection. As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.

The reason for default is Covid-xx impact on borrower’s income.
The loan was modified on xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to determine.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement was signed between the borrower xx. The new modified principal balance is $xx,xxx.xx. The borrower promises to pay the P&I in the amount of $xxx.xx with an interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx. There is no deferred and forgiven amount.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 655 |-xx-xx-295 |-xx-| -45.03816% Comment: Modified loan Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per Appraisal report, the lender does not require MI>   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: FC not initiated.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1308 (Days)   Variance %:    Comment: Last payment received date is 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: Maturity terms are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011111111111110000000000   Tape Value: 333333210100010000000000   Variance:    Variance %:    Comment: Payment history string is 32144444mmmmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000011111111111110   Tape Value: 000000000010001012333333   Variance:    Variance %:    Comment: Payment history reversed string is mmmmmmmmmmm4444123.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Per 1003   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transction is Cash-Out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Debt Consolidation Variance: Variance %: Comment: Purpose per Applicaion is Refinnace. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file. However, values are Updated as per Initial Application located at (xx)."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is available in loan files located at (xx). However, not signed and executed by the borrower."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74255344	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,613.72	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.740%	360	480	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	Not Applicable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/xx/2010	xx	Not Applicable	6.000%	xx	02/xx/2010	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently the assignment is with xx.
There no active judgments or liens against the borrower.
County taxes of xxxx have been paid in the amount of $xxxx.xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of P&I as $xxx.xx with an interest rate of x.xx%. The current UPB reflected in payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of P&I as $xxx.xx with an interest rate of x.xx%. The current UPB reflected in payment history is in the amount of $xxx,xxx.xx.
The loan has been modified since the origination. No comments have been found regarding the foreclosure and bankruptcy.
The reason for default is unable to be determined from the servicing comments.
The occupancy is unable to be determined from the servicing comments. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/x/xxxx between borrower Adalberto Davison and lender C/O iserve Servicing Inc.
The new modified unpaid principal balance is $xxx,xxx.xx with the interest rate of x.xxx % and the modified P&I is $xxxx.xx that was begun on xx/xx/xxxx till maturity date of xx/xx/xxxx.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Performing |-xx-| |-xx-| Comment: As per the latest payment history the current status of the loan is in collection. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $870.28   Variance: $-870.28   Variance %: -100.00000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: xx. However, we do not have september 2020 PH.   Tape Source: Initial   Tape Type:
xx
Field: Original Stated Rate   Loan Value: 8.74000%   Tape Value: 3.99000%   Variance: 8.70010%   Variance %: 8.70010%   Comment: N/A   Tape Source: Initial   Tape Type:
xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD along with the Itemization and estimated HUD is missing in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing in the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74490154	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$656.11	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	72.078%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03-xx-2016	xx	Not Applicable	4.500%	xx	01-xx-2016	Financial Hardship	The review of the updated title report dated xx
The chain of the assignment has been completed. The latest assignment is with xx
There is a State tax lien in the favor of State of NC which was recorded on xx
There are x HOA liens in the favor of xx
There is a civil judgment in the favor off xx
The annual installment of combined jurisdiction tax of xxxx is due in the amount of $xxx.xx on x/xx/xxxx.
The annual installment of combined jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is unemployment.
The loan modification agreement was made between (borrower) xx
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
As per the comment dated x/xx/xxxx, the borrower had been impacted by covid-xx pandemic.

Update:-
According to seller's tape data, the current status of the loan is performing.
No foreclosure activity has been found.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and the plan was confirmed on xx The POC was filed on xx with the secured claim amount of xxand arrearage is in the amount of xx The case got terminated on xx and the date of last filing is xx	This loan modification agreement was made between (borrower) xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx beginning from xx The maturity is xx There is no provision for the balloon payment. Previously, the loan has been modified in the year xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 631 |-xx-xx-271 |-xx-| -42.94770% Comment: 360. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per the application, the total monthly income is $6,719.00 and the expenses are $4,807.93. Hence, DTI shows greater than 60%."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina. The following disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74494798	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$869.72	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.100%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	617	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	xx	1.750%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx was recorded on xx/xx/xxxx with the lender MERS as nominee for xx. in the amount of $xx with Instr | Book/Page# is xxx / xxx.

The chain of assignment has been completed the last assignments is with U.xx.

No Active Judgments and Liens.

The combined annual taxes of xxxx have been paid in 1st installment in the amount of $xxx.xx
As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan and the next due date for payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxxxx.xx.	Collections Comments:The loan is currently in collections. As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan and the next due date for payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxxxx.xx.

As per comment the reason for default is the illness of borrower. The subject property has been occupied by owner. The borrower's intention is to keep the property. No damage or repairs are found.

As per servicing comment dated x/xx/xxxx the borrower is impacted by covid-xx.The borrower is requested for covid-xx forbearance plan.

As per the review of collection comments, the foreclosure was initiated in xxxx. The file was referred to an attorney on xx/xx/xxxx.The foreclosure complaint was filed on xx/xx/xxxx.However the foreclosure was put on hold due to mod.

Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in xxxx. The file was referred to an attorney on xx/xx/xxxx.The foreclosure complaint was filed on xx/xx/xxxx.However the foreclosure was put on hold due to mod.
Bankruptcy Comments:Not Applicable	The loan was modified on xx. The new modified principal balance as per modification is in the amount of $xx,xxx.xx with an interest rate of x.xx%and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx. The maturity date as per modification is xx/x/xxxx. The deferred balance in the amount of $x,xxx.xx. The interest-bearing amount is $xx,xxx.xx.
The mod contains the first x years of interest only periods.

The modification contains the different interest rates and P&I for specific time periods.
Credit Application Loan Program Info Disclosure Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: As per the review of collection comments, the foreclosure was initiated in 2019. The file was referred to an attorney on xx.The foreclosure complaint was filed on xx.However the foreclosure was put on hold due to mod. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -19 (Days)   Variance %:    Comment: Document date of last modification is xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per mod the interest only period for 5 years.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 60   Variance:    Variance %:    Comment: As per mod the interest only period for 5 years.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per mod the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 13.100%   Tape Value: 3.000%   Variance: 10.100%   Variance %: 10.10000%   Comment: The min rate at first adjustment is 13.100%.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Variance %:    Comment: As per appraisal the original appraisal date is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 105432106665   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 566601254501   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance %:    Comment: The Note reflects the stated maturity date is 12/xx/2055.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan Program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in KY State. The following disclosures are missing from the loan file.

1. Fair Housing Notice
2. Homeownership Protection Center Disclosures
3. Notice of Free Choice of Agent or Insurer"
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "As per note unable to determine the operative index value."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74623888	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,010.10	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.975%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	36.538%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	xx	3.250%	xx	01-xx-2015	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx. The chain of assignment has not been completed; currently the assignment is with xx. However, it should be with xx. No active judgments or liens have been found against the borrower. Annual County taxes for the year of xxxx are paid on xx in the amount of xx.	According to the payment history as of xx the borrower is currently delinquent for xx months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per comment history, the loan is in bankruptcy-delinquent. According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of xx. As per comment history, the foreclosure was initiated and the file was referred to an attorney on xx. However, the foreclosure was put on hold due to bankruptcy. No further details have been found. As per comments dated xx/xx/xxxx, the borrower filed bankruptcy on xx/xx/xxxx under chapter xx with xx. The plan confirmed on xx/xx/xxxx and POC filed by creditor on xx. The reason for default is unable to determine from available servicing comments. The collection comment dated xx/xx/xxxx states the property is owner-occupied. No damage and repairs have been found in the latest servicing comments. The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
Updated Comment:
The current status of the loan is active bankruptcy.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower has filed bankruptcy under Chapter xx with the xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by owner.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:As per comment history, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. However, the foreclosure was put on hold due to bankruptcy. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower Charles Michael Pruitt and Gwendolyn Ann Pruitt had filed bankruptcy under Chapter xx with the xx on xx. The POC was filed on xx with the claim amount of xx and the arrearage amount is xx. The Chapter xx plan was confirmed on xx. The debtor shall pay to the trustee the sum of xx for xx months under Chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx.	According to the modification, the loan was modified on xx/xx/xxxx between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per modification is xx. The interest-bearing amount is xx. The deferred balance is xx There is no principal forgiven amount.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 571 |-xx-xx-211 |-xx-| -36.95271% Comment: As per modification agreement, loan original amortization terms are 360 months. However, the tape data reflects 571 months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No balloon indicator.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $36712.26   Tape Value: $36268.29   Variance: $443.97   Variance %: 1.22412%   Comment: As per modification agreement, the deferred principal amount is $36,712.26.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 3/xx/2019   Variance: 1747 (Days)   Variance %:    Comment: As per payment history, the last payment received date is 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: As per modification agreement, loan original maturity terms are 360 months. However, the tape data reflects 478 months.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.97500%   Tape Value: 3.25000%   Variance: 7.72500%   Variance %: 7.72500%   Comment: As per note, originally stated rate is 10.975%. However, the tape data reflects 3.2500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 002444444444444444444444   Tape Value: 333333333333333333B33333   Variance:    Variance %:    Comment: As per payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444200   Tape Value: 33333B333333333333333333   Variance:    Variance %:    Comment: As per payment history string reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: 5/xx/2018 Variance: Variance %: Comment: As per comment history, the file was referred to an attorney on 05/xx/2018. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file. 1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom) 2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74701041	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$707.27	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	659	668	37.489%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	4.250%	xx	01-xx-2018	Financial Hardship	As per review of latest updated title report dated xx

There is one Real Estate Tax Lien against the subject property which was recorded on xx. The subject property is located in State of FL. The subject property can be getting foreclosed due to above unpaid lien. This can be cured by paying off the above unpaid lien with late charge and fees.

The annual Combined Taxes for xxxx have been paid in the total amount of $xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xx,xxx.xx.

The loan has been modified once since origination.  The modification agreement was made on xx with Fixed Amortization. The new principal balance is xx Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx and ends with the maturity date of xx.

As per comment dated x/xx/xxxx the borrower has been affected by Covid-xx pandemic and the reason for default is curtailment of income. The comment dated x/xx/xxxx states that the amount $xxx.xx has been deferred. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The modification agreement was made on xx with Fixed Amortization. The new principal balance is xx Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx and ends with the maturity date of xx	Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 535 |-xx-xx-175 |-xx-| -32.71028% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $401.66   Variance: $-401.66   Variance %: -100.00000%   Comment: verified   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: verified Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74741171	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,822.59	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	80.625%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08-xx-2020	xx	Not Applicable	3.810%	xx	01-xx-2020	Financial Hardship	As per the updated title report dated xx
The chain of assignment has been completed as the current assignee is xx
Active judgments or liens.
There is a junior mortgage was  xx
 There another junior mortgage was recorded on xx
There is civil judgment recorded on xx
1st installment of taxes are paid in the amount of $xxx.xx and the 2nd installment will due on xx/xx/xxxx for the amount of $xxxxx.
No prior delinquency has been found.
As per the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing .
As per the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
The process of foreclosure has been initiated , the file was referred to an attorney and the complaint was filed on xx However, no further details have been found regarding the foreclosure.
The loan has been modified since the origination. No comments have been found regarding the bankruptcy.
The reason for default is unable to be determined.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair.
As per the comment date xx borrower income is impacted by covid-xx and agrees to the xx-day forbearance plan. Borrower stated has lost his job and an not receiving employment and is currently unemployed.

Foreclosure Comments:The process of foreclosure has been initiated , the file was referred to an attorney and the complaint was filed on xx However, no further details have been found regarding the foreclosure.

Bankruptcy Comments:Not Applicable	The loan modification agreement has been made on xx between xx The new principal amount is xx to be paid at the rate of interest of x.xxx% and P&I of $xxx.xx from xx to xx	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "The total income as per the final application is xx and the total expenses is xx hence the DTI is more than xx
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74784244	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$753.00	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.850%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx.
There are no active liens and judgments against the borrower and property.
Annual city and county taxes of the year have been paid.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
The loan has not been modified since origination.
As per comment dated xx/xx/xxxx, the foreclosure was initiated and referred to an attorney on xx. However, the borrower xx and foreclosure put on hold.
The borrower xx had filed bankruptcy under chapter-xx with the xx. The plan was confirmed on xx. As per the Schedule-D of voluntary petition dated xx. As per the Chapter-xx plan dated xx, the borrower promises to pay the trustee $xxx.xx weekly for xx months. The plan was provided for arrearages. As per Notice of Mortgage payment change dated xx/xx/xxxx, the new total payment is $xxx.xx. The date of last filing is xx.
The occupancy of the subject property is unable to determine. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:As per comment dated xx/xx/xxxx, the foreclosure was initiated and referred to an attorney on xx. However, the borrower Marilyn Mcclain had filed bankruptcy under chapter-xx with the xx and foreclosure put on hold.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-xx with the xx. The plan was confirmed on xx. As per the Schedule-D of voluntary petition dated xx. As per the Chapter-xx plan dated xx, the borrower promises to pay the trustee $xxx.xx weekly for xx months. The plan was provided for arrearages. As per Notice of Mortgage payment change dated xx/xx/xxxx, the new total payment is $xxx.xx. The date of last filing is xx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 378 |-xx-xx-18 |-xx-| -4.76190% Comment: Amortization months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: There is no balloon indicator.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC has been initiated in 2018.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Loan has not been modified.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: 8/xx/2002   Variance: -1188 (Days)   Variance %:    Comment: First payment date is xx.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx   Variance: -751 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 339   Variance: 21   Variance %: 6.19469%   Comment: Maturity terms are 360.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Variance: $0.28   Variance %: 0.00057%   Comment: Original balance is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Comment: Original LTV is 81.745.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000001110   Tape Value: 666699999999999999999999   Variance:    Variance %:    Comment: Payment history string is 4444mmm444mmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 011100000000000000000000   Tape Value: 999999999999999999966666   Variance:    Variance %:    Comment: Paymnet history reversed string is mmmmmmmmmmmm4444mmm.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 4167.000%   Variance:    Variance %:    Comment: Appliocation is missing.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: purchase   Variance:    Variance %:    Comment: The purpose per HUD-1 is Refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: The purpose per Application is Refinance.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Variance: -1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: -548 (Days) Variance %: Comment: The maturity date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file. However, the values are Updated as per Application located at (264440)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
The loan data is $2,250.00 and comparison data is $980.95; hence, the variance is +$1,269.05."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $120,226.80. The disclosed finance charge of $119,967.12 is not considered accurate because it is understated by more than $100.
The loan data is $119,967.12 and comparison data is $120,226.80; hence, the variance is -$259.68.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $120,226.80. The disclosed finance charge of $119,967.12 is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is $119,967.12 and comparison data is $120,226.80; hence, the variance is -$259.68."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74913284	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	26.172%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	4.000%	xx	01-xx-2018	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of x/xx/xxxx, the borrower is currently delinquent for xx months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per review of the payment history as of x/xx/xxxx, the borrower is currently delinquent for xx months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
As per comment dated x/xx/xxxx, the reason for default is illness of borrower.
According to servicing comment and updated title located at xx report the foreclosure was initiated against the subject property. The file was referred to attorney on xx. However, the foreclosure was put on hold as the borrower filed for loss mitigation. As per comment dated x/xx/xxxx, the pre-foreclosure was initiated as the borrower failed to make trial plan payment. The complaint was filed on xx. As per document located at xx. However, the foreclosure was put on hold as the borrower applied for retention. No further details have been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:According to servicing comment and updated title located at xx report the foreclosure was initiated against the subject property. The file was referred to attorney on xx. However, the foreclosure was put on hold as the borrower filed for loss mitigation. As per comment dated x/xx/xxxx, the pre-foreclosure was initiated as the borrower failed to make trial plan payment. The complaint was filed on xx. The foreclosure service was completed on x/xx/xxxx. However, the foreclosure was put on hold as the borrower applied for retention. No further details have been found.
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx, The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/x/xxxx. The maturity date as per modification is x/x/xxxx. This loan was modified twice.
The modification agreement has three steps.	Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 547 |-xx-xx-187 |-xx-| -34.18647% Comment: As per note, amortization term months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per note, balloon indicator is No.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 547   Variance: -187   Variance %: -34.18647%   Comment: As per note, loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 10/xx/2018   Tape Value: 9/xx/2023   Variance: -1796 (Days)   Variance %:    Comment: As per modification agreement Mod step 1 date is 10/xx/2018.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.000%   Tape Value: 5.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per modification agreement, Mod step 1 rate is 4.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 10/xx/2023   Tape Value: 9/xx/2024   Variance: -336 (Days)   Variance %:    Comment: As per modification agreement, Mod step 2 date is 10/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 5.000%   Tape Value: 5.500%   Variance: -0.500%   Variance %: -0.50000%   Comment: As per modification agreement, Mod step 2 rate is 5.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999998776543221111100065   Variance:    Variance %:    Comment: As per payment history string is 44444444444321021111000M. However, the tape data reflects string is 560001111222345677899999.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 560001111222345677899999   Variance:    Variance %:    Comment: As per payment history string reversed is M00011112012344444444444. However, the tape data reflects string is 560001111222345677899999.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: As per Note, property address street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to:

TILA APR Test: Result: FAIL Loan data: 0.000% Comparison data: 5.550% Variance: -5.550%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result: FAIL Loan data: 0.000% Comparison data: 5.550% Variance: -5.550%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 5.550%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74992086	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,408.76	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.057%	480	480	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	xx	4.540%	xx	01-xx-2010	Financial Hardship	The Updated title report dated xx/xx/xxxx shows that the mortgage was originated on xx. The subject mortgage was recorded on xx with the instrument # xx. The chain of the assignment has been completed. The current assignment is with xx.
There is a junior mortgage active found in the amount of xxin favor of xx. It was originated on xx and recorded on xx.
The first and second installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx each respectively. The current ownership is vested in the name of Ruth Perez (borrower).

The review of the payment history shows that, the borrower is current with the loan and the next due date is for x/xx/xxxx. The last payment was received on x/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xx%.

Collections Comments:The review of the comment history shows that the borrower is current with the loan. The property has been occupied by the owner himself. No damage or repair to the property has been found. The last payment was received on x/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The UPB stated in the payment history is $xxx,xxx.xx. The Current P&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xx%. The comment history dated x/xx/xxxx states that the borrower had requested for covid assistance. The covid deferment was processed, which has new due date of x/xx/xxxx and deferred amount $xxxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was done on x/x/xxxx, between the (borrower)xx and the (lender) xx..
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is $xxx,xxx.xx out of which, the borrower promises to pay the interest bearing amount of $xxx,xxx.xx at the interest rate of x.xx% with the modified P&I of $xxx.xx.
The first payment date was due on x/x/xxxx and the new maturity date is xx/x/xxxx.
There is a deferred balance of $xxx,xxx.xx has been stated and $x,xxx.xx is waived.

Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $307993.80 Tape Value: $309132.55 |-xx-| $-1138.75 |-xx-| -0.36836% Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2010   Tape Value: 8/xx/2010   Variance: 14 (Days)   Variance %:    Comment: The doc date of mod is 9/xx/2010.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: The documentation type is No documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 000011000000000087765455   Variance:    Variance %:    Comment: The pay history string is 00000000000000mmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001000   Tape Value: 554567780000000000100000   Variance:    Variance %:    Comment: The pay history string reversed is mmmmmmmmmm00000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 settlement statement is missing from loan file. The itemization or estimated HUD-1 is also not found."	* Application Missing (Lvl 2) "Application is missing from loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "TIL is missing from loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     ""The operative index value is unable to be determined from the available loan files. ""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan files."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75003459	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$6,049.20	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	746	779	54.843%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx for the amount of xx which was recorded on xx The chain of assignment has been completed. The subject mortgage is currently with the lender, "xx". There is one UCC lien against the borrower, "xx" in the favor of xx which was recorded on xx Amount of lien has not been mentioned on the supportive document. First and second installments of county taxes for the year of xxxx have been paid in the amount of xx No prior year's delinquent taxes have been found.	According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the latest payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the latest payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. The borrower, "xx” has been working at "xx. The loan has not been modified since the origination. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -11 (Days) Variance %: Comment: The Note reflects the Original Note Doc Date as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Fraudulent (Lvl 4) "This loan is 1 of the 6 loans in this pool with the same original BWR. All 6 loans have been flagged on the tape as BWR Fraud. Details not available but escalated for client review. Also, all 6 loans have been transferred in xx."
* Loan does not conform to program guidelines (Lvl 4) "The provided Seller’s tape is showing the alert that the borrower fraud."	* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrowers or memorialized comment by the Loan Officer."
* Missing Required Disclosures (Lvl 3)     "Home loan Toolkit is missing from the loan file."
																																																																																																							* Missing Required State Disclosures (Lvl 3) "The subject property is located in xx state. Following state disclosures are missing from the loan file: Impound Account Disclosure Cosigner Notice Private Mortgage Insurance Disclosure Earthquake Disclosure forCondominiums Hazard Insurance Disclosure Insurer RecommendationDisclosure CA Fair Lending Notice Anti-Tying Disclosure Privacy Notice Notice of Right to Copy of Appraisal Application for Credit-Married Persons Fair Debt Collection Notice Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75032221	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,842.14	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	21.489%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2010 12:00:00 AM	xx	Not Applicable	5.750%	xx	01-xx-2010	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx with the lender xx which was recorded on xx.
The chain of assignment has not been completed. The latest assignment is with xx which was recorded on xx. However, it should be with “xx”.
There is an active junior mortgage against the subject property in the amount of xx in favor of "xx" recorded on xx.
There is an active civil judgment against the borrower in the amount of $x,xxx.xx in favor of "xx" recorded on xx.
1st installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
2nd installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for x months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
The reason for default is unable to be determined.
The Step modification agreement was signed between the borrower xx and the lender xx. on xx.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
The current status of the loan is bankruptcy.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure evidence has been found.
As per the collection comment dated xx/xx/xxxx, the arrears were paid in full. The docket#xx trustee’s motion to dismiss case was filed on xx. Further details not provided. The bankruptcy case is still active.
No damage or repairs have been found.

Foreclosure Comments:The foreclosure has been initiated against the subject property by filing the notice of lis pendens on xx. No more evidences are available regarding current foreclosure status. Perhaps, the foreclosure has been put hold due to bankruptcy filing by the borrower on x.
Bankruptcy Comments:According to xx, xx(debtor) had filed bankruptcy under chapter xx with case# xx on xx. POC was filed on xx with the secured claim of $xx and with the arrearage of $xx,xxx.xx. Amended Chapter xx plan was filed on xx and it was confirmed on xx. As per the chapter xx plan the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months. The date of the last filing is xx.

Update:
As per the collection comment dated xx/xx/xxxx, the arrears were paid in full. The docket#xx trustee’s motion to dismiss case was filed on xx/xx/xxxx. Further details not provided. The bankruptcy case is still active.	This Step modification agreement was signed between the borrower xx. on xx.
The Unpaid Principal Balance is $xxx,xxx.xx with interest rate x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from x/x/xxxx. The maturity is x/x/xxxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Prepayment Penalty Rider	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Yes Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 5/xx/2016   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 72   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001111111   Tape Value: 999999999999999998877777   Variance:    Variance %:    Comment: 432104444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111100000000000000000   Tape Value: 777778899999999999999999   Variance:    Variance %:    Comment: 444444444444444444401234.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Prepayment Rider Missing (Lvl 2)     "Prepayment Rider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD, the settlement date is xx which is not aligned with the note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75046580	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,248.90	11/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	37.649%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	xx	3.250%	xx	01-xx-2015	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.
The chain of assignment has been completed. The current assignment is from xx.

According to the updated title report dated xx/xx/xxxx, there are x certificates of sale for unpaid municipal liens for the total amounts of xx.
According to the updated title report dated xx/xx/xxxx, there is senior child support lien against the borrower in the favor of xx.
There is child support lien against the favor of xx.
There are x civil judgments against the borrower in the multiple favors for xx.
First and second installments of county taxes for the year of xxxx are due in the amount of $x,xxx.xx on x/xx/xxxx and $x,xxx.xx on x/xx/xxxx.
First, second and third installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on x/xx/xxxx, $x,xxx.xx on x/xx/xxxx and $x,xxx.xx on x/xx/xxxx.
Fourth installments of county taxes for the year of xxxx are past due in the amount of $x,xxx.xx on xx/xx/xxxx.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on x/xx/xxxx with the lender xx.
There are  certificates of tax sale against the subject property for unpaid municipal liens for the total amounts of xx. Per the tax collector, these tax sale certificates have been redeemed.
There are x civil judgments against the borrower in the multiple favors for the total amounts of $xxxx.xx which were recorded on different dates.
The first and second installment of town taxes for xxxx are due on x/xx/xxxx, and x/xx/xxxx in the amount of $xxxx.xx.	According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx.xx and interest rate is x.xxx%.
Update:
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The current P&I is $xxx.xx and the interest rate is x.xx%. The current UPB is xx.
As per PH dated x/xx/xxxx, there is a payment transaction for the due date of x/xx/xxxx, but, the payment applied details such as transaction amount, P&I are not available for the particular transaction. There are multiple such transactions in the payment history.
Collections Comments:The loan is currently in the collection and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan has been modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on x/xx/xxxx between the borrower xx. As per the modified terms, the new principal balance is xx with the deferred principal balance is xx. The principal forgiven amount is xx. The borrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/xx/xxxx till maturity date of x/xx/xxxx. As per the tape, the complaint was filed on xx. As per the comment dated x/xx/xxxx, the loan is in foreclosure. However, the foreclosure was put on hold due to loss mitigation. No further details have been found regarding foreclosure. The borrower did not file bankruptcy. The reason for default is unable to determine. According to comment dated x/xx/xxxx, the subject property had damages due to storm and wind on x/xx/xxxx. As per the comment dated xx/xx/xxxx, the property needed repairs in the amount of $x,xxx.xx. As per the comment dated x/xx/xxxx, the claim has been denied. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. As per the BPO report dated x/xx/xxxx, the subject property is owner occupied and axxge in condition.
Foreclosure Comments:As per the tape, the complaint was filed on xx/xx/xxxx. As per the comment dated x/xx/xxxx, the loan is in foreclosure. However, the foreclosure was put on hold due to loss mitigation. No further details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The loan has been modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on x/x/xxxx between the borrower xx. As per the modified terms, the new principal balance is xx with the deferred principal balance is xx. The principal forgiven amount is xx. The borrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till maturity date of x/x/xxxx.	Credit Report	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 576 |-xx-xx-216 |-xx-| -37.50000% Comment: Amortization term months as 360. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections, 60-119 Days   Variance:    Variance %:    Comment: Current legal status as collection<60.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclsoure was put on hold due to loss mitigation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 576   Variance: -216   Variance %: -37.50000%   Comment: Loan original maturity term months as 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.90000%   Tape Value: 3.25000%   Variance: 6.65000%   Variance %: 6.65000%   Comment: Original stated rate as 9.900%   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: 10/xx/2018   Variance:    Variance %:    Comment: n/A   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $163.42 Variance: $-163.42 Variance %: -100.00000% Comment: As per the payment history. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.
Loan Data: $800.00 Comparison Data: $0.00 Variance:$800.00"
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to be determined."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,295.93	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75075401	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,679.34	12/xx/2023	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Alternative	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.576%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/xx/2020	xx	Not Applicable	4.327%	xx	03/xx/2020	Financial Hardship	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. Subject mortgage was originated on xx
Chain of assignment is complete as the current assignee is xx.
No active judgments or liens have been found.
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is current. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is current. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Update:
According to the collection comments, the loan is currently in bankruptcy. The tape shows the current balance is $xxx,xxx.x, and the next due date is xx/xx/xxxx.
No evidence of damage or repair has been found.
As per collection comment dated x/xx/xxxx, the borrower was approved for x months trial payment plan starting from x/xx/xxxx.
As per collection comments and tape data, the foreclosure action was initiated on xx. Further details not provided.
As per collection comments as of xx/xx/xxxx, the borrower filed bankruptcy under Chapter xx, xx. Collection comment dated xx/xx/xxxx shows arrearage is being paid through trustee and the borrower pays contractual monthly payments. As per collection comment dated xx/xx/xxxx, the post-petition payment dud date is xx/xx/xxxx.
Foreclosure Comments:Update:
As per collection comments and tape data, the foreclosure action was initiated on xx. Further details not provided.
Bankruptcy Comments:Update:
As per collection comments as of xx/xx/xxxx, the loan is in active bankruptcy. The borrower filed bankruptcy under Chapter xx, xx shows arrearage is being paid through trustee and the borrower pays contractual monthly payments. As per collection comment dated xx/xx/xxxx, the post-petition payment dud date is xx.	The latest modification agreement has been made between borrower and lender effective from xx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with fixed interest rate of x.xxx % and P&I of $x,xxx.xx. First payment was started from x/x/xxxx and the maturity date is x/x/xxxx.	Credit Report Good Faith Estimate Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 639 |-xx-xx-279 |-xx-| -43.66197% Comment: As per Note Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 598   Variance: -238   Variance %: -39.79933%   Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: As per appraisal   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000444444444444444   Tape Value: 110000777654321000000006   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444000000000   Tape Value: 600000000323456777000011   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 38.573%   Tape Value: 3858.500%   Variance: -3819.927%   Variance %: -3819.92700%   Comment: As per 1003   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed for Initial TIL Disclosure Date Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for Initial TIL Disclosure Date Test."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75159835	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$9,773.14	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.645%	480	480	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	749	771	33.796%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2009	xx	xx	3.000%	xx	01-xx-2009	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was xx.

The chain of assignment has been completed. Currently, the assignee is xx.

There is senior mortgage against the subject property in the amount of xx.

No active Judgments/liens have been found.
The county taxes for xxxx are paid off in the amount of $x,xxx.xx.
The county taxes for xxxx are due in the amount of $x,xxx.xx.

No prior delinquent taxes have been found.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx and deferred balance is xx.	Collections Comments:Comments:
TrumanCommentsxxxxxx.xlsx
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of xx and deferred balance is xx.
The inspection report xx dated x/xx/xxxx shows that subject property is occupied by owner and no estimated repairs have been found.
No visible damages/repairs have been found in available collection comments.
No evidences have been found regarding foreclosure process.
The subject property is located in CA State and SOL period for this state is x years. The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The debtor xx had filed the bankruptcy under chapter-xx with the xx. Currently loan is in active BK case.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Update:
Bankruptcy:
As per comment dated x/xx/xxxx, the bankruptcy filed on xx under Chapter xx with the xx. As per comment dated x/xx/xxxx, the POC was filed on xx. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xx, the debtor xx had filed the bankruptcy under chapter-xx with the xx. The plan was confirmed on xx/xx/xxxx. Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx. The POC was filed by subject creditor xx. Currently loan is in active BK case.

Update:

As per comment dated x/xx/xxxx, the bankruptcy filed on xx under Chapter xx with the xx. As per comment dated x/xx/xxxx, the POC was filed on xx. Further details not provided.
The loan was modified on x/xx/xxxx with new principal balance of xx. deferred balance is xx and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxxx.xx with the new fixed interest rate of x.xx% beginning from x/x/xxxx to the new maturity date of xx/xx/xxxx.

Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Right of Rescission	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 1/xx/2007   Tape Value: 4/xx/2009   Variance: -821 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 12/xx/2006   Tape Value: 4/xx/2009   Variance: -852 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 P&I   Loan Value: Unavailable   Tape Value: $1190.37   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 P&I   Loan Value: Unavailable   Tape Value: $1436.69   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 P&I   Loan Value: Unavailable   Tape Value: $1618.54   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 P&I   Loan Value: Unavailable   Tape Value: $1646.08   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.64500%   Tape Value: 5.15000%   Variance: 1.49500%   Variance %: 1.49500%   Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1440.31 Variance: $-1440.31 Variance %: -100.00000% Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* Loan program disclosure missing or unexecuted (Lvl 2) "The program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State and required disclosures are missing from the loan file.

1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer RecommendationDisclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, settlement date is xx which is after the note date xx.		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75163053	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$570.16	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	60.235%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the mortgage was originated on xx with MERS as nominee for xx which was recorded on xx
The chain of mortgage assignment has been completed. Currently, the mortgage is with xx
No active judgments or liens have been found.
Annual county taxes of xxxx, xxxx, xxxx & xxxx have been paid in the total amount of xx

Update:

As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of xx which was recorded on xx
No active liens and judgments have been found against the borrower and the property.
Annual county taxes for xxxx have been paid in the total amount of xx
No prior year delinquent taxes have been found.
Latest payment history is not available. Payment history is missing from x/xx/xxxx to x/xx/xxxx. However, we require payments history in recent xx months after loan origination.
Seller tape data x/xx/xxxx reveals that the borrower is current with the loan and payment next due date is x/xx/xxxx. Last payment received date is not available.
Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the loan is currently performing  and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB reflected as per tape data is  $xxx,xxx.xx.
Collections Comments:Loan is in performing status.
Seller tape data x/xx/xxxx reveals that the borrower is current with the loan and payment next due date is x/xx/xxxx. Last payment received date is not available.
No details have been found regarding damages and Covid-xx as the latest collections comments are not available. Collections comments are missing from x/xx/xxxx to x/xx/xxxx. However, we require collections comments in recent xx months after loan origination.
At the time of origination borrower was working as xx

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the loan is currently performing  and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB reflected as per tape data is  $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Original Balance (or Line Amount) Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| 1.74990% Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* DTI > 60% (Lvl 4) "The borrower's DTI is exceeded 60.567% as the Borrower income was $4,282.57 and total expenses are in the amount of $2,579.61 and the loan was underwritten by AUS/DU (Locator #xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 52.04%. The borrower was working in xx. The latest Paystub dated xx is older than the electronic VOE dated xx (Locator# xx). According to the electronic VOE, the Borrower was getting the income at the rate of $28.60/Hour. The YTD income is not supporting to the prior 2 years W2 Income. Hence, it considered the lowest axxge income ($4,282.57) for qualification."	* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "1. The borrower’s income was calculated incorrectly at origination as $4,956.67, However, the corrected income is $4,282.57. Due to this, DTI is increased from 52.04% to 60.567%.
The borrower was working in xx. The ;latest Paystub dated xx is older than the electronic VOE dated xx (Locator#xx). According to the electronic VOE, the Borrower was getting the income at the rate of $28.60/Hour. The YTD income is not supporting to the prior 2 years W2 Income. Hence, considered the Lowest axxge income xx for qualification.

2. The borrower had been working in xx at the time of origination. According the Auburn University VOE (Locator#xx), the borrower was hired on xx The previous employer (xx) VOE is not available to verify the employment period. The final 1003 shows that the borrower had worked with previous employer (xx) from xx. It seems that there is a employment gap for +60 days from prior to current job. However, no borrower's LOX is available to confirm the employment gap.

SOL expired. Downgraded to LVL 2."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 60.567% as the Borrower income was xx  and total expenses are in the amount of $2,579.61 and the loan was underwritten by AUS/DU (Locator #xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 52.04%.
The borrower was working in xx. The latest Paystub dated xx is older than the electronic VOE dated xx (Locator# xx). According to the electronic VOE, the Borrower was getting the income at the rate of $28.60/Hour. The YTD income is not supporting to the prior 2 years W2 Income. Hence, it is considered the lowest axxge income xx for qualification.

																																																																																																								SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75340464	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$658.50	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.820%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of assignment has been completed. Currently, the assignment is from xx
There are two junior civil judgments against the borrower xx in the favor of xx total for the amount of xx which was recorded on xx
Annual county taxes of the year xxxx have been paid in the amount of xx
No prior years of taxes have been paid.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xxxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xxxx.xx.
The reason for default is unable to determine.
The loan has not been modified since origination.
The post-closing details regarding the foreclosure and bankruptcy have not been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Missing Required State Disclosures	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Borrower#1 middle name is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Lender does not require the Mi.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The FC has not been initiated.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000022100000000011   Tape Value: 000000000100000000000000   Variance:    Variance %:    Comment: Payment history string is 0000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 110000000001220000000000   Tape Value: 000000000000001000000000   Variance:    Variance %:    Comment: Payment history reversed string is 0000000000000000.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The Manufactured home has not been affixed to permanent foundation.
As per Appraisal report, the subject property type is Manufactured Home. Affixation of affidavit is not found in the loan files. Neither VIN# has been listed in the mortgage legal description nor was Alta 7 endorsement for Manufactured home in the short form title policy.
The collection comment does not reflect any details regarding the permanent foundation."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 11.00% Comparison data 6.830% Variance +4.170%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 10.999% Comparison data 7.830% Variance +3.169%.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
																																																																																																								5. Attorney Selection Disclosure"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75382591	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,670.78	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.650%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	36.614%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx

No single assignment of mortgage is available in the updated title report. The chain of assignment is completed as the subject mortgage is still with the lender, xx

Active junior or senior judgments/liens/mortgages:

x. There is an active senior/prior State Tax Lien available in the updated title report against xx in the amount of xx in favor of "xx" and which was recorded on xx

The annual County taxes for xxxx are currently delinquent in the amount of xx which were earlier due on xx and are good through xx

The annual School taxes for xxxx/xxxx have been paid in full in the amount of xx on xx

The annual Town taxes are exempted for xxxx.

Update:
As per the review of the updated title report dated x/xx/xxxx.

No active judgments or liens found.
The annual county taxes for xxxx is due on xx in the amount of xx
The annual school taxes for xxxx is paid off in the amount of xx on xx
No prior year taxes are delinquent.
The loan was originated on xx and the xst payment due is xx	Collections Comments:The loan was originated on xx and the xst payment due is xx The borrower has been a Self Employed xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (7.772%) is exceeded APOR (5.200%) by 2.572%. The APR threshold is 5.200% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL Charged: 7.772% Allowed: 5.200% Over by: +2.572%"	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective xx.The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before xx. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after xx."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 7.772% Allowed: 5.200% Over by: +2.572%"		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75409155	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$3,736.18	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.950%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	564	Not Applicable	9.517%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	Not Applicable	2.700%	xx	01-xx-2012	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx with lender xx which was recorded on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx which was recorded on xx. However, the assignment is missing to xx.
x) There is an active HOA lien on the subject property which was recorded on xx in favor of xx for the amount of xx.
x) There are five active Water/Sewer liens on the subject property which was recorded on different dates in favor of xx for the total amount of xx.
The second, third and fourth installment county taxes of xxxx are due in the total amount of $xxxx.xx for the due date xx/xx/xxxx, x/xx/xxxx and x/xx/xxxx. The first installment county taxes of xxxx have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The step loan modification agreement was made on xx between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% for xx months, then $xxxx.xx with the interest rate of x.xxx% for xx months and $xxxx.xx with the interest rate of x.xxx% beginning from xx till the maturity date of xx. The New Principal Balance stated in the modification is $xxx,xxx. Lender agrees to forgive the principal in the amount of $xx,xxx.xx. This amount of principal forgiven exceeds x% of the modified balance.
The borrower had filed bankruptcy under chapter x with the case #xx on xx. The case was discharged on xx and terminated on xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per comment dated x/xx/xxxx, the borrower’s income is impacted by COVID-xx. The borrower is out of work due to COVID-xx.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter x with the case #xx on xx. The case was discharged on xx and terminated on xx.	The step loan modification agreement was made on xx between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% for xx months, then $xxxx.xx with the interest rate of x.xxx% for xx months and $xxxx.xx with the interest rate of x.xxx% beginning from xx till the maturity date of xx. The New Principal Balance stated in the modification is $xxx,xxx. Lender agrees to forgive the principal in the amount of $xx,xxx.xx. This amount of principal forgiven exceeds x% of the modified balance.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 507 |-xx-xx-147 |-xx-| -28.99408% Comment: Loan term is 360 months. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower has filed bankruptcy on xx with case# xx under chapter-13.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1027.21   Variance: $-1027.21   Variance %: -100.00000%   Comment: 0.00   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx  Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Mod is step type.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 507   Variance: -147   Variance %: -28.99408%   Comment: Loan term is 360 months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Type:
Field: Payment History String   Loan Value: 000000000433222211112322   Tape Value: 010010076543222111010065   Variance:    Variance %:    Comment: Payment history string is 010010M223334224101000MM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 223211112222334000000000   Tape Value: 560010111222345670000010   Variance:    Variance %:    Comment: Payment history string reversed is Mm000101422433322M010010   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 9.517%   Tape Value: 1600.000%   Variance: -1590.483%   Variance %: -1590.48300%   Comment: DTI is 9.517%   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Prepayment penalty for 36 months. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Final HUD-1 shows that the settlement date is xx. However, the settlement date is xx."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75410718	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,358.08	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	659	665	24.816%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2020 12:00:00 AM	xx	Not Applicable	3.510%	xx	01-xx-2020	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.

 The chain of assignment has been completed; currently the assignment is with xx.

There are no active lien and judgments against the borrower.
1st and 2nd county taxes for the year of xxxx are paid on xx/xx/xxxx and xx/xx/xxxx in the total amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan. The last payment received date was unable to be determined, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per comment history, the borrower is perfomring with the loan.
According to the payment history as of xx/xx/xxxx, the last payment received date was unable to be determined, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per comment dated xx/xx/xxxx, the servicer provided xx months trial payment plan to borrower, which was started from xx/xx/xxxx to xx/xx/xxxx. Comment dated xx/xx/xxxx, the borrower successfully completed trial payment. Hence, the servicer provided permanent modification plan to the borrower which was started from xx/xx/xxxx in the new UPB $xxx,xxx.xx with interest rate starting at x.xx % and the new P&I in the amount of $xxx.xx with balloon payment $xx,xxx.xx. The maturity date as per modification is xx/xx/xxxx. No further details have been found.
As per comment dated xx/xx/xxxx, the reason for default is curtailment of income
As per comment dated xx/xx/xxxx, the current occupancy of subject property is occupied by owner. There is no evidence has been found of damage or repairs in the latest servicing comments.
No foreclosure activity has been found.
There is no evidence has been found regarding bankruptcy in the latest servicing comments.
The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/xxxx between xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. The maturity date as per modification is xx/xx/xxxx. The interest-bearing amount is $xxx,xxx.xx. There are no deferred balances and principal forgiven amount.
The prior modification was done on xx/xx/xxxx.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 769 |-xx-xx-409 |-xx-| -53.18595% Comment: As per modification agreement, amortization terms are 360 months. However, the tape data reflects 769 months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per Note, the loan doesn't have any balloon provision.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per comment dated 02/xx/2020, As per comment dated 02/xx/2020, 3 month TPP to begin on 3/xx/2020 with TPP amount of $1,032.12 as the modification effective date is on 06/xx/2020 with UPB $199,526.62 with rate 0.0351 for 480 terms with P&I $706.00; PITI $1,032.12. As per comment dated 05/xx/2020, the 1st, 2nd, 3rd TPP payment was received. As per comment dated 05/xx/2020, the reason for default is curtailment of income.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2020   Tape Value: 6/xx/2020   Variance: -41 (Days)   Variance %:    Comment: As per modification agreement, the last modified on 04/xx/2020. However, the tape data reflects on 06/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 649   Variance: -289   Variance %: -44.53004%   Comment: As per modification agreement, loan original maturity terms are 360 months. However, the tape data reflects 649 months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 006555432222222222222222   Variance:    Variance %:    Comment: As per payment history string is 000MMMMM4422222222222222. However, the tape data reflects string is 0065554322222222222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 222222222222222234565600   Variance:    Variance %:    Comment: As per payment history string reversed is 2222222222222244MMMMM000. However, the tape data reflects string is 2222222222222234565600.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 xx.	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in xx. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per Note date is 03/xx/2006 and HUD-1 Settlement date is 03/xx/2006. ROR transaction date is 03/xx/2006 and Expiration date is 03/xx/2006. However, ROR transaction dates not consistent with note and HUD."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per Note date is 03/xx/2006 and Settlement date is 03/xx/2006. However, the settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75483282	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,338.12	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.997%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2009 12:00:00 AM	xx	Not Applicable	4.258%	xx	4/xx/2009 12:00:00 AM	Financial Hardship	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated xx.
The chain of assignment is complete. The loan is currently the assignment with xx.
No active lien or judgment found pending against borrower.
1st and 2nd installments county taxes for the year xxxx have been paid in the total amount of $x,xxx.xx.
No any prior year taxes are delinquent as per updated title report.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of $xxx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is unemployment.
As per the comment dated x/xx/xxxx, the subject property is owner-occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower xx with the new modified principal balance of $xxx,xxx.xx to a step modification and the rate was starting from x.xxx % and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on x/xx/xxxx with a new maturity date of xx. The rate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file. 1. Impound Account Disclosure 2. Cosigner Notice 3. Private Mortgage Insurance Disclosure 4. Earthquake Disclosure forCondominiums 5. Hazard Insurance Disclosure 6. Insurer RecommendationDisclosure 7. CA Fair Lending Notice 8. Anti-Tying Disclosure 9. Privacy Notice 10. Notice of Right to Copy of Appraisal 11. Application for Credit-Married Persons 12. Fair Debt Collection Notice 13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75539974	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,165.11	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.740%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05-xx-2018	xx	Not Applicable	5.250%	xx	05-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with the xx
No active liens and judgments have been found.
Combined annual taxes for the year of xxxx have been paid in the amount of xx.
Combined annual taxes for the year of xxxx have been due in the amount of xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for x/xx/xxxx. No records for bankruptcy have been found. No evidence of post-closing foreclosure has been found. The RFD is unable to be determined.
 The property is owner occupied. No repairs and damages have been found. As per the comment dated x/xx/xxxx, the borrower stated that he has been impacted by Covid-xx. There is a reduction of regular working hours. The FB plan was offered beginning from x/xx/xxxx for x months. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the modification agreement which was made on xx/x/xxxx between the borrower xx. As per the modified terms, the new principal balance is xx. The borrower promises to pay P&I in the amount of $xxx.xx with the interest rate of x.xxx% beginning from x/x/xxxx. The maturity date is x/x/xxxx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 483 |-xx-xx-123 |-xx-| -25.46583% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: EST OF xx M xx   Variance:    Variance %:    Comment: As per the Note, the borrower last anme is xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2018   Tape Value: 6/xx/2018   Variance: 1 (Days)   Variance %:    Comment: Doc date of last modification is 12/xx/2019.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI not required.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 12/xx/2019   Variance: 1474 (Days)   Variance %:    Comment: Last payment received date is 1/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 380   Variance: -20   Variance %: -5.26315%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $130000.00   Tape Value: $100000.00   Variance: $30000.00   Variance %: 30.00000%   Comment: Original appraised value is $130000.00.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.74000%   Tape Value: 5.25000%   Variance: 1.49000%   Variance %: 1.49000%   Comment: Original stated rate is 6.74%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 333333321003333333210000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 44444444444432104432100   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000001000 Tape Value: 000012333333300123333333 Variance: Variance %: Comment: As per the Payment history, the string reversed is 00123440123444444444444 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Finance Charge Test: FAIL xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75674310	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$465.69	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	No	xx	Not Applicable	xx	11.540%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of assignment has been completed. Currently, the assignment is with the xx.
No active liens and judgments have been found.
First and second installment combined taxes for the year of xxxx have been paid and the first  and second installment taxes for the tear of xxxx have been due in the amount of $xxx.xx and $xxx.xx which was due on xx/xx/xxxx and xx/xx/xxxx respectively for the parcel# xxx
First and second installment combined taxes for the year of xxxx have been paid and the first  and second installment taxes for the tear of xxxx have been due in the amount of $xx.xx and $xx.xx which was due on xx/xx/xxxx and xx/xx/xxxx respectively for the parcel# xxx
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
As per the comment dated xx/xx/xxxx, the borrower is not impacted by covid-xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
The borrower xx. The debtor has been discharged on xx.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx. The debtor has been discharged on xx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: The borrower had filed bankrutpcy under chapter 7 on xx. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure activity has been found.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable
75805908	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$373.65	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.500%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	30.694%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	6.000%	xx	01-xx-2019	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with xx
The chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx
There is a senior mortgage in the amount of xx which was recorded on xx in the favor of xx
There is a junior mortgage in the amount of xx which was recorded on xx in the favor of xx
There are x judgments first in the amount of $xx which was recorded on xx in the favor of xx, second in the amount of $xx which was recorded on xx in the favor of xx and the other in the amount of $xx which was recorded on xx in the favour of xx
Annual taxes for the year of xxxx have been paid in the amount of $xxx.xx.

No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:
The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx.  No evidence of post-closing foreclosure have been found. The borrower Annie Pearl Hicks had filed bankruptcy under chapter xx with the case#xx on xx The plan was confirmed on xx
The RFD is unable to be determined. No damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid-xx.

Update:
As per collection comment as of xx/xx/xxxx, the loan is in bankruptcy. Comment dated xx/xx/xxxx shows the post-petition due date is xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xx report, the borrower xx had filed bankruptcy under chapter xx with the case#xx on xx. The POC was filed on xx with its secured portion as xx with its arrearage amount as xx
The plan was confirmed on xx
This step modification agreement was signed between the borrower xx and the lender xx on xx. The UPB is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx. The maturity is xx	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: As per the note the borower last anme is xx Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx  Variance %:    Comment: As per the Mod, the step 1 date is xx  Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 6.000%   Tape Value: 7.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the Mod, the step 1 rate is 6.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx Variance %:    Comment: As per the Mod, the step 2 date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 7.000%   Tape Value: 8.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the Mod, the step 2 rate is 7.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx Variance %:    Comment: As per the Mod, the step 3 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 8.000%   Tape Value: 9.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the Mod, the step 3 rate is 8.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx Variance %:    Comment: As per the Mod, the step 4 date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 9.000%   Tape Value: 10.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the Mod, the step 4 rate is 9.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: xx Variance %:    Comment: As per the Mod, the step 5 date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 10.000%   Tape Value: 11.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the Mod, the step 5 rate is 10.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000004444444444444   Tape Value: 000000000075467777777665   Variance:    Variance %:    Comment: As per the Payment history, the string is 000000000000444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444400000000000   Tape Value: 566777777464570000000000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 444444444444000000000000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx Variance %:    Comment: As per the mod, the matruity is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Home is not affixed. An Appraisal Report at the origination located at “xx” shows the type of subject property as a manufactured home. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination located at “xx” shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title shows separate assessment for land and improvements.
A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Missing credit report (Lvl 3) "Credit report missing in loan file"	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75876481	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,089.43	$2,178.86	12/xx/2023	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.940%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Streamline Refinance	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	572	Not Applicable	42.472%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	Not Applicable	4.201%	xx	01-xx-2015	Financial Hardship	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position.xx.
Chain of assignment is completed as the subject mortgage is currently assigned to xx.
There are two junior IRS liens in the total amount of xx.
The annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is xx months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing bankruptcy has been found. No evidence of damage or repair on subject property has been found. As per comment dated xx/xx/xxxx the reason for default is income reduction.

Update:
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current balance is $xxx,xxx.x.
As per the comment dated x/xx/xxxx, the foreclosure was initiated and the sale was scheduled for xx. Multiple times the sale has been postponed. As per the comment dated xx/xx/xxxx, the sale was scheduled for xx. As per the comment dated xx, the foreclosure was cancelled due to the loan modification.
As per the comment dated x/xx/xxxx, the borrower’s income was impacted by Covid-xx.
As per the comment dated x/xx/xxxx, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Evidence of Foreclosure has been noted in the servicing comment. As per servicer tape the FC was referred to attorney on xx. Later, as per comment dated xx the FC was placed on hold due to loss mitigating. No further information is available.

Update:
As per the comment dated x/xx/xxxx, the foreclosure was initiated and the sale was scheduled for xx. Multiple times the sale has been postponed. As per the comment dated xx/xx/xxxx, the sale was scheduled for xx. As per the comment dated xx, the foreclosure was cancelled due to the loan modification.
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with steps interest rate completing in x steps. First payment was started from xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: xxTape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxTape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value:xxTape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: xxTape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value:xxTape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The loan was originated on xx and as per final HUD-1 the settlement date is xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75927762	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$2,516.13	$2,516.13	12/xx/2023	xx	Yes	Borrower is Contesting Foreclosure	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	665	635	39.176%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11-xx-2018	xx	Not Applicable	4.500%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx and was xx, in the amount of xx with xx.
The chain of assignment has been completed.
There is a hospital lien active in the favor of in the amount of xx.

School 1st installment of tax of xxxx has been delinquent in the amount of xx.
School 2nd installment of tax of xxxx has been due in the amount of xx.	According to the payment history as of xx/xx/xxxx,the borrower is currently delinquent for x months. The last payment was received date is xx.The payment applied date was xx and the next due date for payment is xx.The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in Foreclosure. According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received date is x/xx/xxxx.The payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.The UPB reflected as per the payment history is in the amount of xx.

The reason for default is death of family member. The subject property has been occupied by the owner. No comments have been found for damage or repairs.
Foreclosure Comments:As per collection comments, the foreclosure was initiated. The referral date is unable to be determined. The contested matter has been found. As per collection comment dated xx/xx/xxxx, the contested was resolved to x/xxxxxx. However, the foreclosure was put on hold due to covid-xx.No further details have been found.
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx and Borrower xx on xx. As per the modified term the new principal balance is xx, interest bearing in the amount of xx with deferred balance in the amount of $x.xx.The borrower promises to pay $x,xxx.xx monthly with modified interest rate of x.xxx % xx.	HUD-1 Closing Statement	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 554 |-xx-xx-194 |-xx-| -35.01805% Comment: Loan amortization term months are 360. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC is yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 10/xx/2018   Tape Value: 3/xx/2019   Variance: -160 (Days)   Variance %:    Comment: Doc date of mod is 10/xx/2018.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 3/xx/2020   Variance: 1387 (Days)   Variance %:    Comment: Last payment received date is 8/xx/2020.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000011110111100001   Tape Value: 333333221221000010013333   Variance:    Variance %:    Comment: The payment history string is 44444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 100001111011110000000000 Tape Value: 333310010000122122333333 Variance: Variance %: Comment: The payment history reversed string is 44444444444444444444444. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 point and fees are hand written."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Late Fees Test: FAIL 5.000% 2.000% +3.000%
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL 5.000% 2.000% +3.000%
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is
																																																																																																								located"		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76126853	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,897.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	601	647	42.782%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	4.000%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated xx.
The chain of the assignment has not been completed. Currently, the mortgage is with xx.
There are x water/sewer liens in the favor of xx.
There are x water/sewer liens in the favor of xx.
The first installment town taxes of xxxx have been paid in the amount of $xxxx.xx.
The second installment town taxes of xxxx are due in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x month and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is x/xx/xxxx. The review of payment history shows that the borrower has been delinquent for x month and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx. The comment dated x/xx/xxxx shows that the borrower’s income was impacted by COVID-xx. The comment also states that the borrower lost rental income due to COVID-xx. No further details have been found. The comment dated x/xx/xxxx states that the reason for default was excessive obligation. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found. The loan modification agreement was made between the borrower xx. The loan has been modified thrice since origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx from xx/xx/xxxx. The new principal balance is $ xx The interest bearing amount is $xxx,xxx.xx and the maturity date is xx/xx/xxxx. The loan has been modified thrice since origination.	Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization Term Months (CE, S&P) is 360 months. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: 5/xx/2009   Tape Value: 3/xx/2018   Variance: -3226 (Days)   Variance %:    Comment: First Payment Date is 05/xx/2009.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is not active.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term is 360 months but tape data shows 480 months.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV Ratio Percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.90400%   Comment: Original Standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCC1122222   Variance:    Variance %:    Comment: Payment history string is M442222000000MMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 2222211CCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Payment history string reversed is M442222000000MMMMMMMMMMM. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is FHA loan with the casexx. The monthly MI payment as per the final HUD1 is $42.66. However, MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Connecticut. The following state disclosures are missing from the loan file. 1.Appraisal Disclosure 2.2nd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure 3.Interest Rate Disclosure 4.Lock-In Agreement Disclosure 5.Payoff Statement Disclosure 6.Legal RepresentationDisclosure 7.Non-Prime HUD ContactDisclosure 8.Non-Prime Notice of LoanTerms Disclosure 9.Interim Financing Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76178325	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$987.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.290%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with the lender xx which was recorded on xx
The chain of assignment has been completed. The current assignment is with xx
There are no active liens and judgments.
The combined taxes for the year of xxxx are paid in the total amount of xx
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx Schedule D of voluntary petition shows the amount of claim as xx and collateral value as xx Therefore, there is no unsecured portion. The debtor had filed the chapter xx plan on xx which was confirmed on xx The creditor had filed the first POC on xx with secured claim amount of xx and arrearage of xx However, the borrower gets discharge from the case on xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Info updated per doc. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Info updated per doc.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated per doc.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000001000000000000   Tape Value: 000000000000001000000000   Variance:    Variance %:    Comment: Info updated per doc.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000100000001000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1, estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76214457	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,458.54	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed.
No active and liens judgments have been found.
The combined taxes have been paid for xxxx in the amount of $x,xxx.xx.
No delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received on x/xx/xxxx, which has been applied on xx/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. The last payment was received on xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
According to PACER, the borrower xx. The plan has been confirmed on x/xx/xxxx.The POC was filed on xx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. No further details have been found.

Update:
The current status of the loan is bankruptcy.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the collection comment dated x/xx/xxxx, the FC hold was extended through xx/xx/xxxx. Further details not provided.
As per the latest collection comment dated xx/xx/xxxx, the arrears were paid in full. The BK post- petition due date is xx/xx/xxxx. Further details not provided. The bankruptcy case is still active.
No damage or repairs have been found.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xxxx. Foreclosure complaint was filed on xx/xx/xxxx with case # xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx/xx/xxxx.

Update:
As per the collection comment dated x/xx/xxxx, the FC hold was extended through xx/xx/xxxx. Further details not provided.
Bankruptcy Comments:According to PACER, the borrower xx. The plan has been confirmed on x/xx/xxxx.The POC was filed on xx, the POC amount is xx and the arrearage amount is $xx,xxx.xx. No further details have been found.

Update:
As per the latest collection comment dated xx/xx/xxxx, the arrears were paid in full. The BK post- petition due date is xx/xx/xxxx. Further details not provided. The bankruptcy case is still active.	The copy of loan modification is missing from the loan file. The conventional fixed rate loan was originated on xx with fixed interest at the rate of x.xxx% and P&I in the amount of $x,xxx.xx however latest pay history shows current interest rate that is x.xxx% and P&I in the amount of $x,xxx.xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: 18-19680 Tape Value: xx |-xx-| |-xx-| Comment: The current case # is xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 11/xx/2023   Tape Value: 11/xx/2020   Variance: 1095 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 3/xx/2015   Variance:    Variance %:    Comment: The modification date is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $402000.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal report is missing form the loan files   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 78.966%   Variance:    Variance %:    Comment: Appraisal report is missing form the loan files   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000021111111000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per payment history string is 44444444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000111111120000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per payment history string reversed is 44444444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Application is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 3/xx/2055 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1 and Fee itemization are also not available in the loan file."	* Application Missing (Lvl 2) "The final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76346498	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$690.73	$2,788.17	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,593.33	xx	5.975%	360	360	xx	xx	Not Applicable	Conventional	ARM	60	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	680	Not Applicable	17.362%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2020 12:00:00 AM	xx	Not Applicable	3.625%	xx	01-xx-2020	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. The latest assignment is with xx
There is a junior mortgage against the subject property in the favor of xx
There are six state tax liens against the borrower xx for the total amount of $xx  which were recorded on different dates.
There is child support judgment against the borrower xx
First, second, and third installment taxes for the year xxxx have been paid total in the amount of $x,xxx.xx and fourth installment taxes are past due(under xx-Days) are due on xx/xx/xxxx for the amount of $xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of interest-only $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.
Collections Comments:According to the review of the servicing comments, the borrower is current with the loan. According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of interest-only $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
No foreclosure activity has been found.
As per the servicing comments, the subject property is vacant. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. The POC was filed by the creditor xx and the amount of arrearage is $xx,xxx.xx. As per the order confirming the chapter xx plan the debtor was supposed to pay to the trustee in the amount of $x,xxx.xx for the period of x months and $x,xxx.xx for the xx months. The MFR was filed on x/xx/xxxx and it was MFR was entered on xx/xx/xxxx. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/xxxx. The debtor was dismissed on x/xx/xxxx and the case was fully terminated on xx/xx/xxxx.	The step modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xx”. The interest bearing principal Balance is $xxx,xxx.xx with an interest rate of x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly interest-only payment for the xx months from xx/xx/xxxx to xx/xx/xxxx and then after P&I for the amount of $x,xxx.xx till the maturity date xx/xx/xxxx.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK was filed and it was discharged. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Vacant   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: As per the servicing comments, the subject property is vacant.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the mod, the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Variance: -99 (Days)   Variance %:    Comment: As per the appraisal report, the appraisal date is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2443.37   Tape Value: $1593.33   Variance: $850.04   Variance %: 53.34990%   Comment: As per the note, the original stated P&I is $2,443.37.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 009999999999   Variance:    Variance %:    Comment: The payment history string is 0MMMMMMMMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999900   Variance:    Variance %:    Comment: The payment history string reversed is 0MMMMMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
xx
Field: Referral Date   Loan Value: Not Applicable   Tape Value: 4/xx/2017   Variance:    Variance %:    Comment: No foreclsoure was found in the latest 24 months comments.   Tape Source: Initial   Tape Type:
xx
xx	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at New Jersey state. The following require state disclosures are missing from the loan file.
1. NJ Attorney Disclosure
2. Unacceptability of Insurance Notice
3. Attorney Disclosure II
4. Tax Bill Information
5. Private Well Testing
6. Choice of Insurer Disclosure
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76402703	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,254.33	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	784	776	33.924%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	2.000%	xx	01-xx-2016	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated xx.
The chain of assignment has not been completed, currently the assignment is with xx.
There are x code enforcement liens , all are in the favor of xx.
The first was recorded on xx for the amount of $xx
The second was recorded on xx for the amount of $xx.xx.
The third was recorded on xx for the amount of $xx
 The fourth was recorded on xx for the amount of $xx.xx.
The fifth was recorded on xx for the amount of $xx.xx.
Annual county taxes for the year xxxx are paid in the amount of $xxxx.xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower is regular with payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xx%. The current UPB reflected in latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. As per payment history dated xx/xx/xxxx, the borrower is current with loan for a month and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The loan has been modified since the origination.
No comments have been found regarding foreclosure. As per comment dated x/xx/xxxx borrower has been impacted by Covid-xx. The payment suspension forbearance plan for x months has been approved which has begun from xx to xx in the total amount of $x,xxx.xx.  The debtor would resume the payments begun from xx with the monthly payment of $x,xxx.xx.
No bankruptcy has been filed. As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the lender xx and a new principal balance is xx to the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. The rate changes in x steps ending at x.xxx%. The borrower had also promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date on xx.	Affiliated Business Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: First Payment Date   xx   Variance: -3408 (Days)   Variance %:    Comment: First payment date is xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 248   Variance: 112   Variance %: 45.16129%   Comment: Maturity months is 360   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   xx  Variance: 30 (Days)   Variance %:    Comment: MOD step-1 date is xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date  xx   Variance: 30 (Days)   Variance %:    Comment: MOD step 2 date is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCC123C   Variance:    Variance %:    Comment: Payment history string is 0012300000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: C321CCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string reversed is 0000000000000000032100.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MOD agreement in file is Yes.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $561031.26 Tape Value: $561945.45 Variance: $-914.19 Variance %: -0.16268% Comment: UPB as per payment history is $561,034.26. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx."
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx  Comparison Data xx  Variance xx.
This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76473569	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,244.44	09/xx/2020	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.450%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	43.557%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	4.075%	xx	01-xx-2020	Financial Hardship	As per updated title report dated xx/xx/xxxx, subject mortgage xx.

The chain of assignment is completed as the subject mortgage is currently assigned to xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
1st installment of county taxes for the xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
2nd installment of county taxes for the xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
As per payment history as of xx/xx/xxxx, the loan is performing and the next due for regular payment is xx/xx/xxxx. The last payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The payment history reflects, the current unpaid principal balance is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.	Collections Comments:Currently loan is performing.

As per payment history as of xx/xx/xxxx, the loan is performing and the next due for regular payment is xx/xx/xxxx. The last payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The payment history reflects, the current unpaid principal balance is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $xxx.xx.

The foreclosure was initiated in xxxx and file was referred to an attorney on xx/xx/xxxx and file received by attorney on x/xx/xxxx. As per updated title report document xx the complaint was filed on xx/xx/xxxx. Comment dated x/xx/xxxx show that the foreclosure was put on hold due to loss mitigation. The comment dated x/xx/xxxx shows the loan has been reinstated. No other information has been found.

Bankruptcy was not filed.

Foreclosure Comments:The foreclosure was initiated in xxxx and file was referred to an attorney on xx and file received by attorney on xx. As per updated title report document xx the complaint was filed on xx. Comment dated xx/xx/xxxx show that the foreclosure was put on hold due to loss mitigation. The comment dated x/xx/xxxx shows the loan has been reinstated. No other information has been found.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx. As per the modified terms, the new principal balance is xx to a step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.x beginning on x/x/xxxx with a new maturity date of xx. The rate changes in x steps ending at x.xxx%. There is principal forgiven amount in the amount of $xx,xxx.xx. However; the amount of forgiven exceeds x% limit of the modified principal balance.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Right of Rescission	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Borrower's Income is impacted by Covid-19. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure? is Yes   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation Type is 360/360   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $5000.00   Variance %: 2.63157%   Comment: Original Appraised Value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 75.641%   Tape Value: 77.632%   Variance: -1.991%   Variance %: -1.99100%   Comment: Original CLTV Ratio Percent is 75.641%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 75.641%   Tape Value: 77.632%   Variance: -1.991%   Variance %: -1.99100%   Comment: Original Standard LTV (OLTV) is 75.641%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00MMMMMM4221000MMMMMM444   Tape Value: 000654322212200066654320   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444MMMMMM0001224MMMMMM00   Tape Value: 023456660202212223406000   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance Per Application is Debt consolidation   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 5113 (Days) Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Missing Credit report in loan file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76597497	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,678.00	12/xx/2023	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	762	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2019 12:00:00 AM	xx	Not Applicable	4.125%	xx	01-xx-2019	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx.
Junior mortgage was originated on xx and which was recorded on xx with the xx.
No active liens and judgments against the borrower.
1st installment of County tax for the year xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
2nd installment of County tax for the year xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
According to the payment history as of x/xx/xxxx. The last payment received date was unavailable the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx

Collections Comments:The loan is currently in bankruptcy. According to the payment history as of x/xx/xxxx, the borrower is delinquent for x months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
This modification agreement was made between borrower Johnene A Canfield and the lender xx.
As per the comment dated x/xx/xxxx, the reason for default is curtailment of income.
As per the comment dated x/xx/xxxx, the subject property is occupied by the owner. No damage or repairs have been found.

Update:-
According to the servicing comments, the loan is in bankruptcy.
Motion to dismiss for failure to make plan payments was filed on xx Further details not provided.
Unable to determine the current condition and occupancy of the subject property.
As per the comment dated xx/xx/xxxx, the subject property was damaged due to hail, and the DOL is xx The roof and garage doors are damaged. There is cosmetic damage on the hip and ridge, and on all slopes, the pipe cap is missing. There is fascia on the front, left, and right sides of the property. The borrower had his company complete over $xx,xxx.xx worth of repairs. No comments have been found regarding the estimated amount to repair the damages or the completion of the repairs.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx. However; the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter-xx with the xx.
Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-xx with the xx. The POC was filed on xx, the POC amount is $xx and the arrearage amount is $xx,xxx.xx. The chapter xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of $x,xxx.xx for x months, $x,xxx.xx for x months and $xxx.xx for xx months. The schedule D of Voluntary Petition does not show any unsecured amount. There is no comment indicating a cramdown. Currently the loan is in active Bankruptcy.

Update:-
Motion to dismiss for failure to make plan payments was filed on xx Further details not provided.	This modification agreement was made between borrower xx.The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from x/x/xxxx with a maturity date on x/x/xxxx. The modification contains the balloon provision.	Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 526 |-xx-xx-166 |-xx-| -31.55893% Comment: Amoertization Tmer month are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator are No.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 526   Variance: -166   Variance %: -31.55893%   Comment: Loan Oirginla Maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $270500.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 79.852%   Variance:    Variance %:    Comment: Original CLTV is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 79.852%   Variance:    Variance %:    Comment: Original Standard LTV is NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $694.74   Tape Value: $0.00   Variance: $694.74   Variance %:    Comment: Original Stated P&I is $694.74.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 1.00000%   Tape Value: 0.00000%   Variance: 1.00000%   Variance %: 1.00000%   Comment: Original Stated Rate is 1.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999911CC1111111111123333   Variance:    Variance %:    Comment: Payment History String reversed is 000111111111100121012; tape reflects 3333121111cc199999999.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 3333211111111111CC199999   Variance:    Variance %:    Comment: Payment History String reversed is 000111111111100121012; tape reflects 3333121111cc199999999.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Application is missing.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $198303.58 Tape Value: $198477.85 Variance: $-174.27 Variance %: -0.08780% Comment: As per the payment history unpaid current UPB is $198,303.58. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is misisng from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is misisng from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76656749	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,140.34	$2,294.94	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	Not Applicable	Not Applicable	Full Documentation	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage xx.
The chain of assignment has been completed, currently the assignment is with xx.
There are x junior mortgages, x Mechanic’s liens and x civil judgment.
The first junior mortgage xx.
The second junior mortgage xx.
The Mechanic’s liens are in the favor of xx.
The second was recorded on xx.
The civil judgment was recorded xx.
County taxes for the year xxxx are paid in the amount of $xxxx.xx. The 4th installment of county taxes for the year xxxx was due on xx/xx/xxxx and good through as xx/xx/xxxx for the amount of $xxxx.xx.
According to the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xxx,xxx.xx.
No comments have been found regarding the foreclosure and bankruptcy.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/xx/xxxx the borrower's monthly income is impacted due to covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan is originated with the monthly P&I as $xxxx.xx with an interest rate of x.xxx% on xx/xx/xxxx. The monthly P&I as per latest payment history is in the amount of $xxx.xx with an interest rate of x.xxx%, however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. Also, the tape data showing the loan modification date as xx/xx/xxxx. Also, the latest servicing comment dated xx/xx/xxxx the mod start date as xx/xx/xxxx with new UPB as $xxx,xxx.xx. The loan modified prior to this in xxxx and xxxx, located at xx.	Affiliated Business Disclosure Condo/PUD Rider Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: No discrepancy Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 3/xx/2020   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Unavailable   Tape Value: 3/xx/2020   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 107.848%   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 97.457%   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000998888887654432105   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 501234456888888899000000   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: 3 Basil Drive   Tape Value: 3 BASIL DR   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Burlington   Tape Value: FULTON   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 221   Tape Value: 472   Variance: -251   Variance %: -53.17796%   Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: No discrepancy Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Condo / PUD rider Missing (Lvl 2) "PUD rider is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76813374	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$735.80	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.990%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2015	xx	Not Applicable	9.990%	xx	06/xx/2015	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is with xx
There are no active liens and judgments.
The annual county taxes for the year of xxxx are paid in the amount of $xxx.xx.
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
The loan modification agreement was made on xx According to the modified terms, the new modified principal balance is xx The borrower promised to pay $xxx.xx monthly with interest rate of x.xx%. The first modified payment date is xx and the maturity is xx There is no balloon payment.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on x/xx/xxxx. According to the modified terms, the new modified principal balance is $xx,xxx.xx. The borrower promised to pay $xxx.xx monthly with interest rate of x.xx%. The first modified payment date is x/xx/xxxx and the maturity is x/xx/xxxx. There is no balloon payment.	Credit Application Credit Report Good Faith Estimate Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $50.00 |-xx-| $-50.00 |-xx-| -100.00000% Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011000000112122110011220   Tape Value: 000000000001011000000011   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 022110011221211000000110   Tape Value: 110000000010100000000000   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 156 Tape Value: 155 Variance: 1 Variance %: 0.64516% Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The Manufactured home has not been affixed to permanent foundation.
As per Appraisal report, the subject property type is Manufactured Home. Affixation of affidavit is not found in the loan files. Neither VIN# has been listed in the mortgage legal description nor Alta 7 endorsement for Manufactured home was found in the short form title policy."	* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file. The values are updated from initial application."
* ComplianceEase HOEPA Test Failed (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to one of the following findings: ( 12
CFR §1026.35 , transferred from 12 CFR §226.35 as enacted in 2008 )
The loan is a higher-priced mortgage loan and the document type of the loan is "No Asset Verification," "No Asset or
Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or
The documentation type of the loan was not provided. The documentation type is one of sexxl factors that should be considered when making any higher-priced mortgage loan.
PLEASE NOTE: This result is not a determination that the creditor analyzed the borrower's ability to repay a higher-priced mortgage loan based on 12 CFR §1026.35.
See HOEPA Higher-Priced Mortgage Loan Repayment Ability Alert (below) for full repayment ability requirements.

This loan failed the HOEPA higher-priced mortgage loan test. ( 12 CFR §1026.35(a)(1) , transferred from 12 CFR
§226.35(a)(1) as enacted in 2008 )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced mortgage loans even if the additional conditions are met."
* ComplianceEase Risk Indicator is "Critical" (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan test.

This loan failed the HOEPA higher-priced mortgage loan document type test"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the documentation type test. ( NC GS §24-1.1F(c) )
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
PLEASE NOTE: This result is not a determination that the creditor analyzed the borrower's ability to repay a high cost mortgage based on 12 CFR §226.34.
See Legislative Summary Alert (below) for full repayment ability requirements."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing Transfer Disclosure is missing from the loan file."		Critical	Fail	Fail	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76817731	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,590.80	05/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	56.282%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in the favor of xxfor the amount of xx which was recorded on xx
The chain of the assignment has been completed. Currently, the subject mortgage is with lender, "xx".
No active judgments or liens have been found against the subject property/the borrower.
First installment of combined taxes for the year of xxxx has been paid in the amount of xx and second installment of combined taxes for the year of xxxx is due in the amount of xx on xx
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.
According to final loan application dated xx/xx/xxxx, the borrower has been working at "xx" as "xx" from last xx months.
Current occupancy of the subject property is unable to be determined from the loan file. No latest BPO report is available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -344 (Days)   Variance %:    Comment: Appraisal date is xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.99907%   Comment: Appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: LTV is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance Ease risk indicator is moderate as loan is failing for non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the closing date. The loan is closed on xx and delivery date of post-consummation revised closing disclosure is xx
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the closing date. The loan is closed on xx and delivery date of post-consummation revised closing disclosure is xx
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and LTV is xx The required MI cert is missing from the loan file."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in Indiana state. Following state disclosures are missing from the loan file:
Hazard Insurance Disclosure
Federal Consumer Credit Protection Act Disclosure
																																																																																																							Insurance Freedom of Choice Disclosure"			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76840719	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,243.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	745	Not Applicable	36.900%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
There is an active senior mortgage in the amount of $xx which was recorded on xx
There is an active senior child support lien against the borrower in the amount of $x.xx which was recorded on xx
There is an active senior state tax lien against the xx. The supporting document is attached the updated title report. But there is no SSN # of xx on the supporting document to verify whether this lien is against the borrower or not.
1st installment of county tax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
2nd installment of county tax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
1st installment of county tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
2nd installment of county tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
1st installment of county tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
2nd installment of county tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of xx
There is prior child support lien against the borrower in favor of xx recorded on x/xx/xxxx.
The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
Review of the latest payment history shows that the borrower is delinquent for x months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $xxxx.xx and the interest rate is x.xx%.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for x months. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
As per comment dated x/xx/xxxx the borrower stated that this is rental property and the tenant have been not due to Covid-xx. No further details have been found regarding the covid-xx in the available servicing comment.
As per collection comments the subject property is occupied by the tenant and is in axxge condition. At origination borrower is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 5 Tape Value: 7 |-xx-xx-2 |-xx-| -28.57142% Comment: Age of Loan is 5. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $9888.00   Variance: $-9888.00   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: XXXXXXXXXXXXXXXXX1230122   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 2210321XXXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 36.900%   Tape Value: 37.904%   Variance: -1.004%   Variance %: -1.00400%   Comment: Post-Close DTI per 1003 is 36.904%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 7.783%   Tape Value: 12.981%   Variance: -5.198%   Variance %: -5.19800%   Comment: Post-Close Housing Ratio per 1003 is 7.783%.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Remaining Term Loan Value: 355 Tape Value: 353 Variance: 2 Variance %: 0.56657% Comment: Stated Remaining Term is 355. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76849685	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	$1,723.36	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.420%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated on xx in the amount of xx with xx and it was recorded on xx as Bk/Pg# xx

The chain of assignment is not completed as the subject mortgage is currently assigned to “xx

No active lien or judgment found pending against borrower.

Property Tax Status:

Annual combined taxes for xxxx have been paid in full in the amount of xx on xx

Annual combined taxes for xxxx are due in the total amount of xx on xx

No delinquent taxes have been found for the prior year.
The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for x months and the next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. The current UPB as per tape data is in the amount of $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in collections.
The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for x months and the next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. The current UPB as per tape data is in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found.
As per the review, the original P&I is $x,xxx.xx with the rate of interest x.xxxxx %. The payment history dated as of x/xx/xxxx reveals that the current P&I is $x,xxx.xx with the interest rate x.xxx %. This shows the rate remains constant but P&I has been changed. Seller tape is showing that the loan modified on the effective date of xx However; the borrower is making payments as per the doc in the loan file located at “xx”.
According to the collection comments dated x/xx/xxxx, the borrower has been impacted due to Covid-xx. Borrower did not want to accept the final Mod on x/xx/xxxx & requested for Covid FB assistance. Borrower stated that she understands the plan which comes up to $x,xxx.xx. No further details are available regarding this.
As per collection comments dated xx/xx/xxxx, the property is currently owner occupied.
No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower (xx) had filed bankruptcy under chapter xx with case#xx on xx The POC was filed on xx with its secured amount as xx and the arrearage amount is xx The schedule D of voluntary petition shows secured claim is in the amount of xx with the supporting value of collateral is xx So, there is no unsecured amount. The bankruptcy was dismissed on xx and fully terminated on xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer	Field: ARM Index Type Loan Value: LIBOR - 6 month WSJ Tape Value: LIBOR - 6 month Fannie Mae |-xx-| |-xx-| Comment: Updated as per note. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower had file BK after loan origination.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment: Current legal status is collections.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $26656.65   Tape Value: $2571.10   Variance: $24085.55   Variance %: 936.77997%   Comment: Deferred Principal (Modification) per Payment History is $26,656.65.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Borrower is making payments as per ARM Change notice.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 6/xx/2014   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: 362 (Days)   Variance %:    Comment: As per note next rate change date is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects the Subject Property Address Street as: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator resulted into "Moderate" as the loan is failing for:

TILA APR Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Loan Data: 0.000% Comparison Data: 9.777% Variance: -9.777%
The annual percentage rate (APR) is 9.777%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "TIL is misisng from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is conventional and LTV exceeds 100%. Hence, the MI certificate is required and which is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76920817	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,743.21	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	361	361	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	570	Not Applicable	36.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated on xx.

The chain of assignment is incomplete as the subject mortgage is currently assigned to xx.

There are two junior mortgages recorded against the subject property with the xx.

Annual xxxx county taxes have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.

No delinquent taxes have been found for the prior year.
The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for x months and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx% which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is active in collections.

The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for x months and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx% which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xxx,xxx.xx.

No bankruptcy & foreclosure activity has been found.

As per the collection comment dated x/xx/xxxx, the borrower has been impacted due to Covid-xx. The servicer offered x month Covid-xx deferment with the processing date x/xx/xxxx in the amount of $xxx.xx. The next due date was x/xx/xxxx. Further Covid-xx details are unavailable.

No comment pertaining damage to the subject property has been observed. Currently the property has been owner occupied with axxge condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM mortgage with a P&I of $xxx.xx with the rate of interest x.xxxxx % and a maturity date of xx. The P&I as per payment history tape data is the $xxx.xx and the rate of interest is x.xxx %. However, there is an decrease in P&I with respect to Note data which seems that there would be a possibility of modification. The seller tape also reflects the modification effective date as xx. However; the modification agreement is missing from the loan file.	Affiliated Business Disclosure ARM Rider Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 361 Tape Value: 360 |-xx-| 1 |-xx-| 0.27777% Comment: Amortization term months is 361. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Unavailable   Tape Value: COSI   Variance:    Variance %:    Comment: ARM Index Type is Unavailable   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2705.18   Variance: $-2705.18   Variance %: -100.00000%   Comment: Modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx    Comment: Modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment: Modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 361   Tape Value: 360   Variance: 1   Variance %: 0.27777%   Comment: Loan Original Maturity term months is 361.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Comment: Original standard LTV is 80.000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000444   Tape Value: 321011100021106655543211   Variance:    Variance %:    Comment: Payment history string is 3443212004443MMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444000000000000000000000   Tape Value: 112345556101120001110123   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMM3444002123443.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx Comment: Modification is missing from the loan file. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" as the loan is failing for:

Late Fees Test
First Lien Lender Fees Test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
Loan Data: 5.000%, Comparison Data: 4.000% & Variance: +1.000%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the first lien lender fees test due to one of the following findings:
The loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of
0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage with a principal amount that is less than $10,000 and the loan charges a lender fee."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Mortgage - Missing required ARM Rider (Lvl 2)     "This is conventional ARM type of loan. However; the ARM rider is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77015226	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$3,112.50	12/xx/2023	Unavailable	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	81.505%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	2.500%	xx	01-xx-2020	Financial Hardship	According to the Pro-title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the assignment is with xx
There is a HOA lien against the subject property in the favor of xx
The annual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx.	Collections Comments:The present status of the loan is in performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of xx/xx/xxxx.
As per updated title report dated xx/xx/xxxx, the reason for default is death of the borrower.
The comment history dated xx/xx/xxxx shows that the subject property is owner-occupied.
Foreclosure Comments:As per servicing comments dated x/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to an attorney on x/xx/xxxx. As per updated title report, the complaint was filed on xx/xx/xxxx and the judgment was entered on x/xx/xxxx; however, it was put on hold due to contested and further, it was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	This step modification agreement was signed between the borrower xx and the lender xx x/x/xxxx.
The unpaid principal balance was $xxx,xxx.xx with the interest rate of x.xx% which steps up in x steps ending at x.xx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/x/xxxx. The maturity is x/x/xxxx.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrowers."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL, Loan Data: 0.000%, Comparison Data: 6.150% & Variance: -6.150%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.150%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* DTI > 60% (Lvl 2)     "As per 1003, the total monthly expenses are $2,709.23; however, the total monthly income is $3,324.00."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice  of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77022154	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,749.48	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$6,168.75	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	60	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/xx/2020	xx	Not Applicable	3.242%	xx	07/xx/2020	Financial Hardship	.According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is from xx.
No active judgments or liens have been found against the borrower or subject property.
First and second installments of County taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on x/xx/xxxx and $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $x,xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the Performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $x,xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The loan has been modified. The borrower did not file bankruptcy. The foreclosure was not initiated. The subject property is unable to be determined. As per the comment dated x/xx/xxxx, the reason for default is curtailment of income. No further details have been found regarding Covid-xx. No comment pertaining damage to the subject property has been observed.

Update:-
The current status of the loan is performing.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation or contested matters.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower xx and lender xx. As per the modified terms, the new principal balance is xx There are x steps of modification. The borrower has promised to pay the in the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till maturity date of xx	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: As per the note Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrowers income is impacted by covid   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type as 360/360   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the note   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Loan amortization type as step   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod step 1 date as xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.242%   Tape Value: 4.242%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 rate as 3.242%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mos step 2 date as xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.242%   Tape Value: 4.586%   Variance: -0.344%   Variance %: -0.34400%   Comment: Mod step 2 ratea s 4.242%   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: $6168.75   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 005554322233333323222210   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 012222323333332223455500   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the note   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment: As per the note   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: State Maturity date as xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 3.570%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL The loan data is 0.000%. the comparison data is 3.570% and the variance is -3.570%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Colorado State. The following required state disclosures are missing from the loan file.
1. Cash-Out Refinance Disclosure
2. Property Insurance Disclosure
3. Colorado Notice to Cosigner
4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine form the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77178578	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,381.95	12/xx/2023	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	49.641%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	2.245%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. The last assignment is with xx. There is one mechanics lien against the borrower, xx. Annual county taxes for the year of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the tape data is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is in the collection and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the tape data is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx. According to document located at xx, the foreclosure complaint was filed on xx.
The loan was modified on xx/xx/xxxx. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of $xxx.xx with the initial step interest rate of x.xxx% that began from xx/xx/xxxx. The stated maturity date is xx/xx/xxxx. The loan was modified with five steps of interest rate. According to comment dated xx/xx/xxxx, the reason for default is illness of borrower.
According to comment dated xx/xx/xxxx, xx months forbearance plan has been offered to borrower which was due from xx/xx/xxxx till xx/xx/xxxx.
According to comment dated xx/xx/xxxx, the subject property needs to be repaired. The roof needs to be fixed. According to comment dated xx/xx/xxxx, there were termites all around the property. Amount of repair has not been found in the collection comment. No further comment has been found regarding completion repairs.

Foreclosure Comments:According to document located at xx, the foreclosure complaint was filed on xx. No further details have been found. The loan was modified on xx.
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower, xx. According to modified terms, the new principal balance is $xxx,xxx.xx. Borrower promises to pay P&I in the amount of $xxx.xx with the initial step interest rate of x.xxx% that began from xx/xx/xxxx. The stated maturity date isxx. The loan was modified with five steps of interest rate.	Affiliated Business Disclosure Final Truth in Lending Discl. Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxTape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is xx. The disclosed APR of xx is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan. However, Mortgage Insurance Certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77301489	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,642.00	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	93.428%	First	Preliminary title policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage xx.
The chain of assignment has been completed. The last assignment is with xx.
No Active liens and judgments are as follows.
No taxes has been  found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage xx.
No active judgments or lien have been found.
The current property tax status is not available.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for a month. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx.

Update:
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and the interest rate is x.xx%. The current UPB per tape is xx.	Collections Comments:The Loan current status is bankruptcy.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for a month. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is  in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No evidence has been found regarding COVID-xx.

Foreclosure Comments:According to the updated title the foreclosure is initiated in xxxx with xx.The complaint was filed on xx. However the foreclosure was put on hold due to the bankruptcy.According to the xx, the borrower had filed bankruptcy under chapter-xx with the xx. No further details has been found.
Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-xx with the xx. The POC was filed on xx, the POC amount is xx and the arrearage amount is $xx,xxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx, however, the unsecured portion is $xx,xxx.xx.There is no comment indicating a cram down.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |-xx-| |-xx-| Comment: Current legal status of loan is Bankruptcy-Delinquent. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: property was active in Foreclosure.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is unavailable.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. amort potential is yes.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD-1, the purpose of the transaction is Cash Out.However, the tape data reflects Refinance.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 1/xx/2019   Tape Value: 1/xx/2016   Variance: 1096 (Days)   Variance %:    Comment: S&C filing date is unavailable.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $2110.04 Variance: $-2110.04 Variance %: -100.00000% Comment: Suspence balace is $00.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per 1003 dated 2/xx/2008, the total monthly income is in the amount of $5,874.00and the total monthly expenses are in the amount of $4,989.7. Hence, the DTI is calculated as 81.699% which is exceeding 60% DTI limit."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77349214	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$7,510.99	$2,880.22	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.904%	354	354	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	42.585%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There are judgment and lien open as follows:
x) There is a HOA lien open against the subject property in the favor of xx.
x) There is a civil judgment open against the borrower in the favor of xx.
Tax Status:
First and second installment county taxes of the year xxxx are due on xx/xx/xxxx & xx/xx/xxxx in the amount of $xxxx.xx.
Annual county taxes of the year xxxx,xxxx & xxxx are delinquent in the total amount of $x,xxx.xx which were xx/xx/xxxx and good through on xx/xx/xxxx.	The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
According to the xx xx. POC was filed by xxFinancial Servicing LLC on xx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid directly to creditor. This plan was confirmed on xx.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx xx. POC was filed by xx. Amended Chapter xx Plan was filed on x/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid directly to creditor. This plan was confirmed on xx.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report at origination is missing from the loan file. Data is captured from prior appraisal report located at xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan fie."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77349230	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,092.77	$6,586.62	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	68.746%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.
The chain of assignment has not been completed. The last assignment is with xx. The assignment is missing to xx. Also, there is break in chain of assignment. Assignment is missing from xx.
No active judgments or liens have been found against the subject property/the borrower.
Annual county taxes for the year of xxxx are delinquent in the amount of $xxxx.xx which is good through till xx/xx/xxxx.
First and second installments of county taxes for the year of xxxx are due in the amount of $xxxx.xx which is due on xx/xx/xxxx and xx/xx/xxxx.
According to the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is in foreclosure and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.
According to comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. According to comment dated xx/xx/xxxx, the file was put on hold due to FEMA. According to comment dated xx/xx/xxxx, the foreclosure was put on hold due to moratorium. According to comment dated xx/xx/xxxx, the modification has been approved. Trial plan was effective from xx/xx/xxxx. The comment dated xx/xx/xxxx states that the borrower had completed x months trial plan. Modification was not yet completed. No further proceedings of foreclosure have been found in the collection comment.
According to comment dated xx/xx/xxxx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Borrower has been working at xx from last xxx months.

Update: As per tape data as of xx/xx/xxxx, the current status of the loan is current. The borrower is current on the loan, and the next due date is xx/xx/xxxx. The current UPB is xx.
No evidence has been found regarding the bankruptcy case.
No visible damages or repairs have been found.
As per tape data, subject property is occupied by owner.
The comment dated xx/xx/xxxx shows that the foreclosure was canceled due to loan reinstatement.

Foreclosure Comments:According to comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx. According to comment dated xx/xx/xxxx, the file was put on hold due to FEMA. According to comment dated xx/xx/xxxx, the foreclosure was put on hold due to moratorium. According to comment dated xx/xx/xxxx, the modification has been approved. Trial plan was effective from xx. The comment dated xx/xx/xxxx states that the borrower had completed x months trial plan. Modification was not yet completed. No further proceedings of foreclosure have been found in the collection comment.

Update:The comment dated xx/xx/xxxx shows that the foreclosure was canceled due to loan reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: 8/xx/2018 Tape Value: 8/xx/2018 |-xx-xx-5 (Days) |-xx-| Comment: Note date is 08/xx/2018. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000444444444   Tape Value: 112344444444   Variance:    Variance %:    Comment: PH string is 444444444440110000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444000000000000000   Tape Value: 444444423211   Variance:    Variance %:    Comment: PH string reversed is 000000000011044444444444.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 68.746% Tape Value: 49.590% Variance: 19.156% Variance %: 19.15600% Comment: DTI is 68.746%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "**Duplicate finding**

Loan failed charges that cannot increase test. Initial LE dated 7/xx/2018 reflects Transfer Taxes at $2,934.00. However, Final CD dated 8/xx/2018 reflects Transfer Taxes fee (Paid by Seller) at $2,934.40. This is an increase of $0.40 for charges that cannot increase."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" due to following factors:

Finance charge disclosed on Final CD as $523,290.51. Calculated Finance Charge xx for an under disclosed amount of xx.  Reason for Finance Charge under disclosure is unknown as Final fee itemization is missing from the loan documents.   Loan failed charges that cannot increase test. Initial LE dated xx reflects Transfer Taxes at xx. However, Final CD dated xx reflects Transfer Taxes fee (Paid by Seller) at xx. This is an increase of xx for charges that cannot increase."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA APR test. The annual percentage rate (APR) is 5.695%. The disclosed APR of 5.555% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.  2. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $100"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated xx reflects Transfer Taxes at xx. However, Final CD dated xx reflects Transfer Taxes fee (Paid by Seller) at xx This is an increase of $0.40 for charges that cannot increase."
* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing the alert that the borrower DTI was calculated wrongly at origination as 49% but it is now calculated correctly as 69% since the Underwriter qualified using income that included "step increase" to go into effect 35 days after closing. LOE from the employer states borrower as scheduled for a step increase in Oct. Also, FNMA recalculated rental income of xx versus underwriter loss of xx.	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "1. The borrower’s income was calculated incorrectly at origination as $11,644.00; however, the corrected Income is $10,417.57. The borrower's Income has been considered from his latest Paystub dated 7/xx/2018 xx. The Base is considered from borrower's WVOE and latest Salary increment xx respectively. The borrower's current year YTD supporting to his prior 2 years W2 Incomes. The base is higher than the current year YTD. Hence, considered lowest axxge Income ($10,417.57) for qualification. The residual income of $3,255.87 meets the minimum requirement of residual income for the region. 2. The borrower's has REO property and it was rented for 9 months in 2017. However, the Rental Income was calculated wrongly at origination as -$922.73. The actual rental income for 2017 is -$2,371.9. Due to these factors, the borrower's DTI is increased from 49.59% to 69%. SOL expired, downgraded to LVL2."
* DTI > 60% (Lvl 2)     "The borrower's DTI is exceeded 60%as the Borrower income was $10,417.57 and total expenses are in the amount of $7,161.70 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” and DTI is showing in it as 49.59%. The residual income of $3,255.87 meets the minimum requirement of residual income for the region. SOL expired, downgraded to LVL2."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 68.746% as the Borrower income was $10,417.57 and total expenses are in the amount of $7,161.70 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” and DTI is showing in it as 49.59%. The residual income of $3,255.87 meets the minimum requirement of residual income for the region.   The borrower’s income was calculated incorrectly at origination as $11,644.00; however, the corrected Income is $10,417.57.  The borrower's Income has been considered from his latest Paystub dated 7/xx/2018 xx The Base is considered from borrower's WVOE and latest Salary increment xx respectively. The borrower's current year YTD supporting to his prior 2 years W2 Incomes. The base is higher than the current year YTD. Hence, considered lowest axxge Income ($10,417.57) for qualification.  The borrower's has REO property and it was rented for 9 months in 2017. However, the Rental Income was calculated wrongly at origination as -$922.73. The actual rental income for 2017 is -$2,371.9. Due to these factors, the borrower's DTI is increased from 49.59% to 69%. SOL expired, downgraded to LVL2."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The subject property is located at CA state. The original Note date is 8/xx/2018 but the Closing date is mentioned in final CD as 8/xx/2018."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77508957	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,005.00	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	624	Not Applicable	43.617%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
The first and second combined taxes for the year of xxxx have been paid in the amount of $xxxx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is in collection. The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
The comment dated x/xx/xxxx states that the borrower income is impacted by COVID-xx and the borrower was out of work for while due to COVID. The COVID-xx FB plan was set on x/xx/xxxx. No further information has been found.
No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Post-Close DTI per 1003 Loan Value: 43.617% Tape Value: 43.610% |-xx-| 0.007% |-xx-| 0.00700% Comment: Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 43.617%   Tape Value: 43.610%   Variance: 0.007%   Variance %: 0.00700%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance Ease risk indicator is moderate as loan is failing for Charges That In Total Cannot Increase More Than 10% Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))
The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($2,084.95) exceed the comparable charges ($304.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More
Than 10% for a comparison of the data between the provided disclosures"
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Seller had to repurchase the loan. Borrower is in forbearance and has not made a payment since March 2020."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.617% as the Borrower income was $3447.04 and total expenses are in the amount of $1503.51 per AUS/DU (xx) and its recommendation is “Accept.”"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77532357	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,298.52	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	721	44.486%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx in the amount of xx in favor of ‘xx’ which was recorded on xx under Instru xx
 The chain of assignment has been completed as the mortgage is currently with ‘xx’.
No active judgments/liens have been found against the borrower/subject property.
No prior delinquent taxes have been found.
The county taxes for xxxx have been paid off in amount of xx

Updated comment:
As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of “xx”.
There is a state tax lien against the subject borrower in favor of “xx” in the amount of xx which was recorded on xx
The first installment of county taxes for the year xxxx has been paid in the amount of xx on xx
The second installment of county taxes for the year xxxx has been due in the amount of xx on xx and good through xx
No prior year’s delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.x% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The provided tape data of payment history as of x/xx/xxxx reflects current UPB in the amount of $xxx,xxx.xx. As per latest payment history current UPB is in amount of $xxx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.
Collections Comments:Comments:
xx

As per review of latest payment history as of x/xx/xxxx the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.x% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The provided tape data of payment history as of x/xx/xxxx reflects current UPB in the amount of $xxx,xxx.xx. As per latest payment history current UPB is in amount of $xxx,xxx.xx.
The loan has not been modified since origination.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
The property is owner occupied and no visible damages were reported.
The comments does not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
At time of origination Borrower is working xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Does Lender G/L Require MI is NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -4 (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -0.00600%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 28.217%   Tape Value: 44.490%   Variance: -16.273%   Variance %: -16.27300%   Comment: Post-Close Housing Ratio Per 1003 is 28.217%.(Housing Exp. 1467.26/5200*100=28.217%).   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Loan is Refinance Sale Price is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Fraudulent (Lvl 4) "This loan is a cash-out refinance, where the borrower is getting over $250,000 in cashout at closing. The borrower is the sole borrower on this loan, and is not listed on the title commitment at the time of origination. The property was in a living trust and changed at closing, but there was no trust documentation to show the property was legally removed from the trust to add the borrower. The 1003 at closing states the borrower has been living in the property for .08 months at closing. Paystubs in file reflect a different address of xx which is not reflected at all on the application, only an address in xx. While there is a LOE in the file addressing the call address, it was not properly addressed on the 1003. Based on all of this, which was not addressed by the underwriter, this loan appears to have a straw borrower to obtain the cashout, which is fraud."
* Loan does not conform to program guidelines (Lvl 4)     "The provided Seller's tape shows the alert that the subject collateral deficiencies. The subject property has following deficiencies (Locator#xx):

1. The property was originally rated C5 for condition, but was subsequently changed to C4. The appraisal was done “as is”, and reflects a C4 condition rating. No itemized list of repairs needed was provided.

2. In addition to this, the marketability of the subject property was not established.

3. The Appraiser included the following commentary that he utilized other photos in his report since the area where the subject property was located was not conductive to driving the neighborhood due to external factors. And no addition commentary was provided as to the nature of the external factors in the subject neighborhood."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.486% as the Borrower income was $5,200 and total expenses are in the amount of $2,313.26 and the loan was underwritten by AUS/LP (Locator #xx and its recommendation is “Accept” and DTI is showing in it as 44%."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in CA State. The following disclosures are missing from the loan file.

Impound Account Disclosure
Cosigner Notice
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice"
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.486% as the Borrower income was $5,200 and total expenses are in the amount of $2,313.26 and the loan was underwritten by AUS/LP (Locator xx) and its recommendation is “Accept” and DTI is showing in it as 44%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77566941	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$752.01	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.850%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx, a xx
Liability Company which was recorded on xx
There is a civil judgment in the favor of xx. However, the amount of judgment has not been found.
The annual county taxes of xxxx are due in the amount of $xxx.xx.
The annual county taxes of xxxx have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.

Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx. The comment dated xx states that the reason for default was reduction in income. No damage and repairs have found. No information pertaining to bankruptcy and foreclosure have been found. The loan has not been modified since origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $1107.93 |-xx-| $-1107.93 |-xx-| -100.00000% Comment: The loan has not been modified. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 9/xx/2014   Variance:    Variance %:    Comment: Loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000111100000   Tape Value: 000000000000000000011100   Variance:    Variance %:    Comment: Payment history string is 000000011M00000M00012221.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000001111000000000000000   Tape Value: 001110000000000000000000   Variance:    Variance %:    Comment: Payment history string reversed is 000000011M00000M00012221.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Final 1003 is missing.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type is Manufactured Housing. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "CE Risk Indicator is Significant as the loan is failing for TILA APR Test: FAIL as the TIL is missing from the loan file and the comparision data is 11%.
NC Rate Spread Home Loan Test: FAIL
NC RSHL DTI Provided Test: FAIL
NC RSHL Documentation Type Test: FAIL"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "The loan is failing for TILA APR Test: FAIL as the TIL is missing from the loan file and the comparision data is 11%.
The annual percentage rate (APR) is 11.000%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* Property is Manufactured Housing (Lvl 4)     "Home is not affixed. An Appraisal Report at the origination located at “0001799104_Appraisal_Appraisal_532017 64628 PM Pg#5” shows the type of subject property as a manufactured home with serial#OHC007365NCAB. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the short form title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title shows separate assessment for land and improvements.
A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.000%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77571060	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,675.34	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.330%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	551	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2009 12:00:00 AM	xx	Not Applicable	6.299%	xx	8/xx/2009 12:00:00 AM	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx for the amount of $xx which was recorded on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx which was recorded on xx. However, the correct assignment should be with the xx.
No active liens and judgment have been found.
County annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the collection. According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxxx%. The new UPB is reflected in the amount of $xxx,xxx.xx. The modification agreement was made between the borrower xx and lender xx on xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx. The borrower did not file bankruptcy yet. No foreclosure activity has been found. As per the comment dated xx/xx/xxxx, the borrower business has been closed due to covid-xx. The comment dated xx/xx/xxxx stated that the borrower is quarantine due covid-xx. No further details have been found regarding covid-xx. The subject property is owner occupied. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx and lender xx on xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 563 |-xx-xx-203 |-xx-| -36.05683% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 563   Variance: -203   Variance %: -36.05683%   Comment: Loan origination maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 100101000101010000000000   Tape Value: 121020010210000000001000   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000010101000101001 Tape Value: 000100000000012010010121 Variance: Variance %: Comment: Payment history string reversed is diffrent from the tape data. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 not signed by the borrowers."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77723883	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,462.99	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.760%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.
The chain of assignment has been completed. The current assignment is from xx.

No active judgments or liens have been found against the borrower or subject property.
County annual taxes for the year of xxxx are due in the amount of $x,xxx.xx on x/xx/xxxx.
County annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the Performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was not modified. The borrower did not file bankruptcy. The foreclosure was not initiated. The subject property is unable to be determined. As per the comment dated x/xx/xxxx, the reason for default is reduction in income. The tape data shows the borrower has been impacted by Covid-xx. The comment dated x/xx/xxxx, requested to forbearance plan. The comment dated x/xx/xxxx states regarding Covid-xx forbearance extension. No further details have been found regarding Covid-xx. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxx% and a maturity date of xx. The P&I as per payment history is the $xxx.xx and rate of interest is x.xxx %, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on x/xx/xxxx. The borrower is making payment as per modified terms. Modification agreement is missing from the loan files.

Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. An appraisal report is located on “xx” the subject property as manufactured home. However, the Affidavit of Affixation is not available in the loan file. The latest tax search report available in the updated title report dated xx does not show the subject property as Manufactured Housing. Also, the Final title policy does not show the any ALTA endorsement for this manufactured housing. Also, VIN# not mentioned on the legal of mortgage. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "This loan failed the NC rate spread home loan test.
This loan failed the DTI provided test
This loan failed the documentation type test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.

NC Rate Spread Home Loan Test: FAIL

This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.

NC RSHL DTI Provided Test: FAIL
NC RSHL Documentation Type Test: FAIL

This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test: FAIL The Loan data is xx the comparison data is xx and the variance is -$132.96

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA Foreclosure Rescission Finance Charge Test: FAIL The loan data is  xx the comparison data is  xx and the variance is -$132.96"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77802030	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,707.68	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	5.740%	xx	01-xx-2018	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender “xx” for the amount of xx which was recorded on xx
The chain of assignment has not been completed. Currently, the assignment is with the “xx” which was recorded on xx However, the correct assignment should be with the xx
No, any active liens and judgments have been found.
First and second installments of county taxes for the year of xxxx have been paid in the amount of xx
No, any prior year delinquent taxes have been found.

Update:-
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in the amount of xx with the lender, xx which was recorded on xx
The 1st installment of the county taxes for the year xxxx is paid in the amount of xx
The 2nd installment of the county taxes for the year xxxx is due on xx in the amount of xx
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is does not reflected in the available payment history. As per the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of $xxx,xxx.xx.

Update:-
As per the review of tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. Details of the last payment received are not available. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is $xxxx.xx and the interest rate of x.xxx%. The new UPB is does not reflected in the available payment history. As per the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of $xxx,xxx.xx.
The loan modification agreement was made between xx (borrower) and xx. on xx with the new modified unpaid principal balance is xx The interest bearing amount was xx with interest rate x.xxx% and the modified P&I was $x,xxx.xx. The first modified payment due date was xx and the maturity date will be xx
The borrower did not file bankruptcy.
No, any foreclosure activity has been found.
As per the comment dated xx/xx/xxxx, the voicemail for borrower is impacted by covidxx. The comment dated xx/xx/xxxx shows the borrower job loss due covid-xx and temporary unemployment. The forbearance plan was started on xx/xx/xxxx till xx/xx/xxxx. No, any further details have been found regarding covid-xx.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx (borrower) and xx on xx/xx/xxxx with the new modified unpaid principal balance is $xxx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with interest rate x.xxx% and the modified P&I was $x,xxx.xx. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement	Field: Doc Date of Last Modification Loan Value: 4/xx/2018 Tape Value: 5/xx/2018 |-xx-xx-30 (Days) |-xx-| Comment: Modification date is 04/xx/2018. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original appraisal value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.99000%   Tape Value: 5.74000%   Variance: 3.25000%   Variance %: 3.25000%   Comment: Original Stated Rete is 8.9900%   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report subject property type is Manufactured Housing. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is permanently affixed to the land. As per the appraisal report dated xx which is located at “xx5”, the subject property type is manufactured home. Also, the appraisal report shows the wheels and hitches permanently have been removed. According to the updated title report abstract search the subject property type is manufactured home with VIN# xx and the model year xx Also, the Final title policy schedule B part-1 shows the affidavit affixation recorded on xx (“xx”). VIN# not present on legal description of subject Mortgage. However, the affixation document is not found from the loan files."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan files. However, the values are updated by the Itemization which is located at "xx"."	* Application Missing (Lvl 2) "Final application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is xx which is different from the note date xx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77879967	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$4,440.88	11/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.398%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	8.769%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Yes	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2011	xx	xx	2.918%	xx	12/xx/2011	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
There are two active HOA liens against the subject property which is held by xx. The amended claim of HOA lien was filed for the amount of $xx and was recorded on x/xx/xxxx.
There is a credit card judgment in the favor of xx
xxxx county annual tax is due on x/xx/xxxx in the amount of $xxxx.xx.
xx	According to the payment history as of xx/xx/xxxx the borrower is delinquent with the loan from x months and the next due date for payment is x/xx/xxxx. The last payment received on xx/xx/xxxx in the amount of $xxxx.xx which was applied to x/xx/xxxx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx till the due date x/xx/xxxx.

Update:
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is bankruptcy-delinquent and the next due date for payment is x/xx/xxxx. The last payment received on xx/xx/xxxx in the amount of $xxxx.xx which was applied to x/xx/xxxx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx till the due date x/xx/xxxx.
The loan was modified between the xx. As per the modified term, the new principal balance is xx The amount of xx of the deferred principal balance is eligible for forgiveness (the “Deferred Principal Reduction Amount”) which exceeds x% of modified balance. The interest bearing amount is xx The borrower promised to pay P&I in the amount of $xxxx.xx with the interest rate of x.xxx. The modification has total x steps. The payment had begun from xx and ended with a maturity date of xx
As per the review of servicing comments, the foreclosure was initiated. The file was referred to an attorney and the complaint was filed on xx The Judgment was entered on xx However the foreclosure was on hold on due to bankruptcy was field on xx Currently the foreclosure is on hold for COVID-xx pandemic on xx No further information has been found.
According to the PACER, the borrower xx had filed bankruptcy under xx. The POC was with xx filed on xx for the secured claim amount of  xx and the arrearage amount is xx The plan was confirmed on xx The debtor has to pay $xxxx.xx per month from xst to xxth month and then #xxxx.xx from xxth to xxth month. The last filing date is xx No further information is available.
According to BPO report located at “xx” the subject property is in axxge condition and no repairs needed.
No comments have been found stating that the borrower’s income has been affected by COVID-xx.
Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated. The file was referred to an attorney and the complaint was filed on xx The Judgment was entered on xx However the foreclosure was on hold on due to bankruptcy was field on xx Currently the foreclosure is on hold for COVID-xx pandemic on xx No further information has been found.
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under xx. The POC was with xx for the secured claim amount of xx and the arrearage amount is xx The plan was confirmed on xx The debtor has to pay $xxxx.xx per month from xst to xxth month and then #xxxx.xx from xxth to xxth month. The last filing date is xx No further information is available.	The loan was modified between the borrowers xx and Lender xx, on xx/x/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The amount of $xx,xxx.xx of the deferred principal balance is eligible for forgiveness (the “Deferred Principal Reduction Amount”) which exceeds x% of modified balance. The interest bearing amount is $xxx,xxx.xx. The borrower promised to pay P&I in the amount of $xxxx.xx with the interest rate of x.xxx. The modification has total x steps. The payment had begun from xx/x/xxxx and ended with a maturity date of x/x/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test:  Result: FAIL; Laon Data:  0.000%; Comparison Data:  2.722% ; Variance:-2.722%.
The annual percentage rate (APR) is 2.722%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77904839	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,925.32	$1,848.62	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.249%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the mortgage was originated on xx in the amount of $ xx with xx which was recorded on xx
The chain of assignment has not been completed as currently the assignment is with “xx” however it should be with the “xx”.

No active judgments or liens found have been found.
Annual combined taxes for xx and xx were delinquent on xx in the amount of $ xx and good through till xx This can be cured by paying of delinquent taxes with late charges and penalty.
Annual combined taxes for xx were partially paid on xx in the amount of xx

Annual combined taxes for xx have been paid off on xx in the amount of xx

As per the review of payment history as of xx the borrower is currently delinquent for xx months and next due date is xx The last payment was received on xx in the amount of xx The current P&I is xx The UPB reflected in the payment history is in the amount of xx
Collections Comments:Available servicing comment and documents in file reveal that loan is in xx
As per the review of payment history as of xx the borrower is currently delinquent for xx months and next due date is xx The last payment was received on xx in the amount of xx The current P&I is xx The UPB reflected in the payment history is in the amount of xx

As per PACER, the borrower "xx" had filed the bankruptcy under xx with the xx on xx and the plan was confirmed on xx
According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx Hence, unsecured portion is reflected in the amount of xx
The creditor “xx” had filed POC for the secured claim amount of xx and the amount of arrearage of xx on xx

As per Proposed xx plan dated xx the debtor shall pay the trustee xx per month for xx months. The motion for relief was filed on xx

As per updated title “xx”, the foreclosure was initiated in the loan and was filed on xx with the xx. As per document “xx”, the file was closed due to borrower filed bankruptcy. As per PACER, the borrower "xx" had filed the bankruptcy under xx with the xx on xx and the plan was confirmed on xx. As per document located at “xx”, the notice sale was filed on xx in the favor of xx which was recorded on xx Again as per document located at “xx”, the notice sale was filed on xx in the favor of xx which was recorded on xx  No further evidence has been found regarding foreclosure.

According to collection comment, no damages or repairs have been found.

//Updated comment-
As per comment dated xx the bk order filed on xx No further details were provided.
Foreclosure Comments:As per updated title “xx”, the foreclosure was initiated in the loan and was filed on xx with the xx As per document “xx, the file was closed due to borrower filed bankruptcy. As per PACER, the borrower "xx" had filed the bankruptcy under xx with the xx on xx and the plan was confirmed on xx. No further evidence has been found regarding foreclosure.
Bankruptcy Comments:As per PACER, the borrower "xx" had filed the bankruptcy under xx with the xx on xx and the plan was confirmed on xx.
According to voluntary petition schedule D, the value of the collateral is xx and the amount of secured claim is xx Hence, unsecured portion is reflected in the amount of xx
The creditor “xx” had filed POC for the secured claim amount of xx and the amount of arrearage of xx on xx

As per Proposed xx plan dated xx the debtor shall pay the trustee xx per month for xx months. The motion for relief was filed on xx	Not Applicable	Credit Application Missing Dicsloures	Field: Current Legal Status Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 1504 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 032100000000000000000000   Tape Value: 999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001230   Tape Value: 999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -225 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78121468	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$433.52	$5,401.30	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	504	Not Applicable	45.160%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	5.000%	xx	01-xx-2016	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. The chain of mortgage assignment is incomplete. Currently, the mortgage is with xx. There are liens open as follows: x) There is a special assessment (city lien) open against the subject property in the favor of xx in the amount of $xx which was recorded on xx. x) There is a certificate of forfeiture xxxx tax (real estate tax lien) open against the subject property in the favor of xx which was recorded on xx. Tax Status: Annual county taxes of xxxx are delinquent in the amount of $xx which were due on xx/xx/xxxx and good through on x/xx/xxxx. Annual county taxes of xxxx are delinquent in the amount of $xx which were due on xx/xx/xxxx and good through on x/xx/xxxx. Lien has been recorded against the property for this xxxx delinquent taxes. Monthly unities charges of xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx. First installment county taxes of xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx.	The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in bankruptcy. The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx. According to the PACER, xx POC was filed by Wxx, in the secured claim amount ofxxand an arrearage in the amount of xx. Chapter xx plan was filed on xx which states subject creditor claim regular payment will be paid in the amount of $x,xxx.xx directly to creditor. This plan was confirmed on xx. MFR was filed on xx. No foreclosure proceedings have been found in recent xx months. According to collection comment, no damages or repairs have been found. As per comment dated x/xx/xxxx, the borrower income has been impacted by pandemic. Comment dated x/xx/xxxx states that the x month plan was offered from x/xx/xxxx to x/xx/xxxx. As per PACER, the declaration (xx) was filed in bankruptcy case on xxin the bankruptcy by servicer to the court that debtor requested for a x months forbearance plan based upon a material financial hardship caused by the Covid-xx pandemic. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx. POC was filed by xx, in the secured claim amount of xx. Chapter xx plan was filed on xx/xx/xxxx which states subject creditor claim regular payment will be paid in the amount of $x,xxx.xx directly to creditor. This plan was confirmed on xx. MFR was filed on xx.	The loan was modified on x/xx/xxxx with new principal balance of $xxx,xxx.xx. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from x/x/xxxx to the new maturity date of xx. Previously, the loan was modified in xxxx & xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000001000000000   Tape Value: 221113322223222222222211   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000100000000000000   Tape Value: 112222222222322223311122   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Variance %: -0.10922% Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78129290	xx	xx			561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,340.19	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	611	635	38.799%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the Pro-title report dated x/xx/xxxx, the subject mortgage was originated on xx with xx, which was recorded on xx
The chain of assignment has been completed as the loan was originated with xx.
There is a civil judgment against the borrower in the favor of xx, in the amount of xx which was recorded on xx
The annual combined taxes have been paid in the amount of xx
No prior year’s delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx
There is a prior credit card judgment against the borrower in favor of xx for the amount of xx recorded on xx
There is UCC judgment against the borrower in favor of xx on xx
The annual combined taxes for xxxx were paid in the amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:As per the collection comments as of x/xx/xxxx, the loan is performing and borrower is making regular payments.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Currently, the borrower xx is working as xx and second borrower xx is working as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 38.799%   Tape Value: 38.818%   Variance: -0.019%   Variance %: -0.01900%   Comment: 38.799%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 17.055% Tape Value: 17.067% Variance: -0.012% Variance %: -0.01200% Comment: 17.055%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Compliance Ease risk indicator is Elevated as Higher-Priced Mortgage Loan Test."
* Higher Price Mortgage Loan (Lvl 3)     "Higher-Priced Mortgage Loan Test is fail. Loan data is 5.363% and compariosn data is 5.190%.Hence, the variance is +0.173%. The loan is escrowed."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape data, the Repurchased loan due to being uninsurable and Property Flipping guidelines not being met-2nd Appraisal was never obtained. As per document located at "xx', the subject property had flipping issue that was not resolved. It;s stating a 2nd appraisal was required but one was never ordered."
																																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan file."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78299288	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,632.58	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	41.476%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	4.750%	xx	Unavailable	Unavailable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on x/xx/xxxx with the lender MERS as nominee for xx
The chain of assignment has been completed. Currently, the mortgage is with xx
There is a water/sewer lien against the subject property in favor of xx
There is a junior mortgage against the subject property in favor of xx
The combined annual taxes for the year of xxxx are paid in the amount of $x,xxx.xx.
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is currently performing. As per the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
The loan has not been modified since origination.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of $xxx.xxx with the rate of interest x.xx% and a maturity date of x/x/xxxx. The P&I as per payment history is the $xxx.xx and rate of interest is x.xx%. Also, the comment dated x/x/xxxx shows that the loan was modified with new UPB of $xx,xxx.xx with new P&I of $xxx.xx for next xxx months. There would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Missing or error on the Rate Lock	xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000006666666654   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 456666666000000000000000   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 41.476%   Tape Value: 41.480%   Variance: -0.004%   Variance %: -0.00400%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "The Homeownership Counseling disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing the alert that the subject loan was closed without Mortgage Insurance. However, there is a copy of MI Certificate in the loan file (xx)."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78358508	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.283%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	11.787%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	6/xx/2019 12:00:00 AM	01-xx-2013	xx	Not Applicable	4.125%	xx	01-xx-2013	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx with lender xx.
The chain of assignment has not been completed as the subject mortgage is currently assigned to “xx” .
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The updated title shows the tax status as to follow. No prior year delinquent taxes have been found in the updated title report.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.	Collections Comments:The currents status of the loan is in active bankruptcy. According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
The debtor xx had filed Bankruptcy under chapter-xx on xx with the Case#xx and the plan was confirmed on xx.  The reason for default is unable to be determined.
The loan has been modified since the origination. The subject property is owner-occupied and is in axxge condition.  No comments have been found regarding the property damage or repair. Also, comments have been found regarding the income impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-xx on xx with the Case#xx and the plan was confirmed on xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is $x,xxx out of secured claim in the amount of xx and the value of collateral is xx. The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of $xxx.xx monthly for xx months.
The loan modification agreement was made between the lender xx and the borrower xx on xx with new principal balance of $xxx,xxx.xx. The borrower promises to pay the new modified P&I of $xxxx.xx with the new fixed interest rate of x.xxx% beginning from xx/x/xxxx to the new maturity date of xx/xx/xxxx. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Lender G/L reuiqre MI is not applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx  Variance: -31 (Days)   Variance %:    Comment: First payment date is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is not applicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original appraised value is not available   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 878777766666777777777777   Variance:    Variance %:    Comment: Payment history string is 44444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 777777777777666667787878 Variance: Variance %: Comment: Payment history string reversed is 44444444444444444444444 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file"
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlment date is xx which different from the note date. However, the note date is xx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78371982	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,596.29	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.670%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2009 12:00:00 AM	xx	xx	1.980%	xx	01-xx-2010	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx.
No active liens and judgments have been found against the borrower and the property.
Combined 1st half taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $x,xxx.xx.
Combined 2nd half taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of x/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of x/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
No comments have been found regarding reason for default.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the Adjustment of terms agreement, the loan was modified on xx/xx/xxxx, between the borrower xx. The new modified principal balance as per modification is in the amount of xx and the lender deferred the principal balance $xx,xxx.xx from the new modified balance. Hence, the interest bearing amount is $xx,xxx.xx with an interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx. The maturity date as per modification is xx/x/xxxx. This loan was modified once.	Credit Application Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: As per note, amortization term months are 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $35383.23   Tape Value: $36128.39   Variance: $-745.16   Variance %: -2.06253%   Comment: As per payment history, deferred principal balance is $35,383.23.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2007   Tape Value: 1/xx/2010   Variance: -792 (Days)   Variance %:    Comment: As per note, First payment date is 11/xx/2007.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: As per note, original term months are 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.004%   Variance %: 0.00400%   Comment: As per appraisal report, original standard CLTV is 97.744%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.004%   Variance %: 0.00400%   Comment: As per appraisal report, original standard LTV is 97.744%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000111212   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per payment history string is 000000000000000000000000. However, the tape data reflects string is CCCCCCCCCCCCCCCCCCCCCCCC.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 212111000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per payment history string reversed is 000000000000000000000000. However, the tape data reflects string is CCCCCCCCCCCCCCCCCCCCCCCC.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $60930.31 Tape Value: $61075.88 Variance: $-145.57 Variance %: -0.23834% Comment: As per payment history, the unpaid current principal balance is $60,930.31. However, the tape data reflects balance is $61,075.88. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.

1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of Rescission disclosure is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78562602	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,999.99	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2016	xx	Not Applicable	3.500%	xx	02/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently the assignment is with xx. The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property. The combined annual taxes for the year of xxxx have been paid in the amount of $xxx.xx. The city annual taxes for the year of xxxx have been paid in the amount of $xxx.xx. No delinquent taxes have been found for the prior year.	As per the review of the payment history as of x/xx/xxxx, however tape data shows the as of date is x/xx/xxxx. The borrower has been delinquent for x months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for xx/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:The collection comment as of x/xx/xxxx shows that the loan is in an active Bankruptcy. The borrower has been delinquent for x months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for xx/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx. This Step modification agreement was on xx/xx/xxxx. The unpaid principal balance is $xx,xxx.xx. As per the collection comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx. The File was referred at an attorney on x/xx/xxxx. However, the foreclosure file was put on hold due to the borrower had filed bankruptcy on x/xx/xxxx. According to the PACER, the borrower xx. The chapter -xx plan was confirmed on xx/xx/xxxx. The schedule D of Voluntary Petition does not show any unsecured amount. The last date of filing is on xx. Currently the loan is in an active bankruptcy. According to the collection comment dated x/xx/xxxx, the Reason for default is Excessive obligation. According to the collection comments the subject property is owner occupied. No further details have been found regarding damage and repairs. No comments have been found regarding the income impacted due to Covid-xx. However, now the loan is in an active bankruptcy.
Foreclosure Comments:As per the collection comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx. The File was referred at an attorney on x/xx/xxxx. However, the foreclosure file was put on hold due to the borrower had filed bankruptcy on x/xx/xxxx. The last date of filing of bankruptcy is on xx/xx/xxxx. Currently the loan is in an active bankruptcy.
Bankruptcy Comments:According to the PACER, the borrower xx. As per the chapter xx plan x/xx/xxxx, the debtor shall pay to the trustee the amount of $xxx.xx monthly under the chapter xx plan. The POC was filed by xx. The schedule D of Voluntary Petition does not show any unsecured amount. The last date of filing is on xx/xx/xxxx.	This Step modification agreement was signed between the borrower xx The unpaid principal balance is $xx,xxx.xx with interest rate x.xxx % which steps up in x steps ending at x.xxx %. The borrower promise to pay the monthly P&I of $xxx.xx beginning from xx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 465 |-xx-xx-105 |-xx-| -22.58064% Comment: The Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per the Note and Mod No balloon disclousre.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: 9/xx/2017   Tape Value: 12/xx/2019   Variance: -797 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 468   Variance: -108   Variance %: -23.07692%   Comment: The Loan Original Maturity term Months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal report at the time of origination is missing in the loan file. Hence, the LTV is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000001000000100   Tape Value: 787777899888877778888899   Variance:    Variance %:    Comment: The payment history string 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001000000100000000000000   Tape Value: 998888877878888998777787   Variance:    Variance %:    Comment: The payment history string reversed 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: 8/xx/2017 Tape Value: 12/xx/2019 Variance: -846 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file. 1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom) 2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78566434	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.170%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06-xx-2008	xx	Not Applicable	9.130%	xx	10/xx/2008 12:00:00 AM	Financial Hardship	As per review of latest updated title report dated xx the subject mortgage was originated on xx in the amount of xx in favor of xx which was recorded on xx
The chain of assignment has been completed as the mortgage is currently with the current assignee xx
No active judgments or lien have been found against the borrower or subject property.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/xxxx the loan is performing. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per review of latest payment history as of xx/xx/xxxx the loan is performing. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.

The loan has been modified once since origination.  The modification agreement was made on xx with Fixed Amortization. The new principal balance is xx Borrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx and ends with the maturity date of xx

No evidence of foreclosure has been found in available servicing comments.

The property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The modification agreement was made on xx with Fixed Amortization. The new principal balance is xx Borrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xxx%. The first payment had begun from xx and ends with the maturity date of xx	Affiliated Business Disclosure Credit Application	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 365/365 |-xx-| |-xx-| Comment: interest calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.17000%   Tape Value: 12.17040%   Variance: -0.00040%   Variance %: -0.00040%   Comment: original stated rate is 12.17%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000013211111111111   Tape Value: 000000000000101220102110   Variance:    Variance %:    Comment: pay history string is 000000000011121223221112   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111112310000000000   Tape Value: 011201022101000000000000   Variance:    Variance %:    Comment: pay history string reversed is 321122321211100000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 3652 (Days) Variance %: Comment: stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as the loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the prohibited fees test.Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited:If the loan is a Consumer Loan (Iowa Code §537.1301(15)) it may charge an "additional charge". (Iowa Code §537.2501 and §537.2507).If the loan is a Home Acquisition Loan (Iowa Code §535.8(1)) the lender may collect fees as allowed by statute. (Iowa Code §535.8(4), xx. 661 N.W.d2 193)If the loan is a Home Equity Line of Credit (Iowa Code §535.10(1)) the lender may collect fees as allowed by statute. (Iowa Code §535.10(3); §535.8(4), and xx. 661 N.W.d2 193)"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78590126	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$798.00	11/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	714	Not Applicable	40.304%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

The chain of assignment has been completed; currently the assignment is with xx.
No active judgments or liens have been found against the borrower.
Annual County taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per comment history, the loan is in collection.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of xx.
As per comments dated xx/xx/xxxx, the borrower filed bankruptcy on xx under chapter xx with xx. However, the comments dated xx the bankruptcy case was closed on xx.

As per comments dated xx/xx/xxxx, the Moratorium FEMA Disaster was declared on xx/xx/xxxx for Severe Storms Tornadoes. However, no damage and repairs have been found in the latest servicing comments.
No foreclosure activity found in the available servicing comments.
The reason for default is unable to be determined from available servicing comments.
The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Update:-
As per the comment dated x/xx/xxxx, the FC was initiated and foreclosure sale was set on xx but cancelled due to bankruptcy. No comments have been found regarding the FC referral, complaint and judgment.
As per the comment dated x/xx/xxxx, the borrower had filed for the bankruptcy under chapter xx  and comment dated xx shows that BK was filed on xx and same comment shows that POC was filed on xx and plan confirmed.
As per the tape data the current status of the loan is bankruptcy current.

Foreclosure Comments:Update:-

As per the comment dated x/xx/xxxx, the FC was initiated and foreclosure sale was set on x/xx/xxxx but cancelled due to bankruptcy. No comments have been found regarding the FC referral, complaint and judgment.

Bankruptcy Comments:According to the PACER, the borrower ‘Kenneth Michael Sosebee’ had filed bankruptcy under Chapter xx with the Case#xx-xxxxx on xx/xx/xxxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx. Therefore, the unsecured portion is $x.xx. The POC was filed on xx/xx/xxxx by creditor ‘Branch Banking & Trust Company’ with the claim amount of $xxx,xxx.xx and the arrearage amount is $x,xxx.xx. The Chapter xx plan was confirmed on xx/xx/xxxx. The case was terminated on xx/xx/xxxx. The debtor shall pay to the trustee the sum of $xxx.xx for xx months under Chapter xx. The Trustee’s final report was entered on x/xx/xxxx shows that debtor had paid the principal amount of $xx,xxx.xx towards creditor. The case was discharged and was terminated on x/xx/xxxx.

UPDATE:-
As per the comment dated x/xx/xxxx, the borrower had filed for the bankruptcy under chapter xx and comment dated x/xx/xxxx shows that BK was filed on xx/xx/xxxx and same comment shows that POC was filed on x/xx/xxxx and plan confirmed.	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the RESPA xx validation test.
The loan provides a value of xx for "Title Services and Lender's Title Insurance." However, the sum of all component fees, xx does not equal the value entered for "Title Services and Lender's Title Insurance." There is a difference of xx. If any "Title Services and Lender's Title Insurance" component fees are provided to Compliance Analyzer, then all component fees that contribute to the total "Title Services and Lender's Title Insurance" should be provided and their sum must reflect the total "Title Services and Lender's Title Insurance." This is necessary in order to correctly calculate the loan's finance charge and APR.

This loan failed the maximum LTV test due to one or more of the following findings: (Freddie Mac Bulletin 2011-4) the loan-xx-value (LTV) ratio is greater than 95%.
The combined loan-xx-value (CLTV) ratio is greater than 95%.
Freddie Mac will not purchase a conventional mortgage with a LTV ratio or CLTV ratio greater than 95%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the RESPA "Title Services and Lender's Title Insurance" (1101) validation test.
This loan failed the maximum LTV test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance xx.
This loan failed the TILA finance charge test. (12 CFR §1026.18(d) (1), transferred from 12 CFR §226.18(d) (1)) The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Tennessee State. The following required state disclosures are missing from the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78732407	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,810.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	33.770%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	6.000%	xx	01-xx-2017	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was recorded on xx with the lender as xx
The chain of assignment has been completed as the current assignee is xx which was recorded on xx However, the assignment is missing to xx
No active judgments or liens have been found.
The combined annual taxes of xxxx are due in the total amount of xx
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is x/xx/xxxx. The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx. The comment dated x/xx/xxxx states that the borrower has been waiting for claim check to start the repairs. As per the comment dated xx the roof was damaged. The borrower stated that she has received the check. However, the amount of check has not been mentioned. The nature of damage and estimated cost of repairs have not been found. No information pertaining to completion of repairs and receipt of an insurance claim has been found. The comment dated x/xx/xxxx shows that the borrower’s income was impacted by covid-xx resulting reduction of hours or temporary unemployment. The borrower informed that he cannot make monthly payment. As per the comment date xx/xx/xxxx, the borrower is on a FB plan from xx/xx/xxxx to xx/xx/xxxx for x months. The loan modification agreement was made on xx/xx/xxxx between xx. The loan has been modified once since origination. No information pertaining to bankruptcy and foreclosure has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/xxxx between xx and xx
The new principal amount is $xxx,xxx.xx to be paid at the rate of interest of x% and P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx. The balloon payment of $xxxxx.xx is due on the date of xx/xx/xxxx.The amount of $xxxxx.xx is deferred and due on the maturity date. The loan has been modified once since origination.
Affiliated Business Disclosure Credit Report	Field: Borrower #2 Middle Name Loan Value: D. Tape Value: D |-xx-| |-xx-| Comment: D. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment: Collections.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2017   Tape Value: 8/xx/2017   Variance: 16 (Days)   Variance %:    Comment: 9/xx/2017.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: 100%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 8.50000% Tape Value: 6.00000% Variance: 2.50000% Variance %: 2.50000% Comment: 8.5%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test.
The loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
The loan failed the prohibited fees test.
The loan failed the prohibited fees test.
Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited:
If the loan is a Consumer Loan (Iowa Code §537.1301(15)) it may charge an "additional charge". (Iowa Code §537.2501 and §537.2507).
If the loan is a Home Acquisition Loan (Iowa Code §535.8(1)) the lender may collect fees as allowed by statute. (Iowa
Code §535.8(4), xx. 661 N.W.d2 193)
If the loan is a Home Equity Line of Credit (Iowa Code §535.10(1)) the lender may collect fees as allowed by statute."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78769347	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7.29	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.610%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed; currently the assignment is with xx.
No active judgments or liens have been found against the borrower.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history tape data is in the amount of $xx,xxx.xx.	Collections Comments:As per comment history, the loan is in Bankruptcy- Delinquent.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history tape data is in the amount of $xx,xxx.xx.
As per comments dated xx the subject property occupied by owner. According to BPO report dated xx located at “xx”, property is in axxge condition and no evidence of damage has been found.
No foreclosure activity found in the available servicing comments.
The comments do not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under xx.The POC was filed on xx the POC amount is xx and the arrearage amount is xx The Chapter xx plan was confirmed on xx The debtor shall pay to the trustee xx in total for first xx months, then xx per month for the next x month, then $xxx.xx per month for the final xx months on the xth day of each month for xx months under chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is $xx.xx. There is no comment indicating a cram down.	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Collections, >= 120 Days |-xx-| |-xx-| Comment: Current legal status is Bankruptcy-delinquent. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: As per Note, the Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no foreclosure.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: 0   Tape Value: 4   Variance: -4   Variance %: -100.00000%   Comment: Mos currently delinquent per payment history is 3.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance %: xx omment: Original LTV ratio percent is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000033222   Tape Value: 444000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 321044444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222330000000000000000000   Tape Value: 000000000000000000040444   Variance:    Variance %:    Comment: Reversed payment history string reversed is 444444444444444444440123.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Prepayment penaulty available. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $124,009.55 Comparison Data: $124,045.53 Variance: -$35.98
The finance charge is $124,045.53. The disclosed finance charge of $124,009.55 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of Rescission is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78927721	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$7,005.22	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.550%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	650	595	27.496%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	Not Applicable	3.250%	xx	01-xx-2015	Financial Hardship	The Updated title report dated xx/xx/xxxx shows that the mortgage was xx. The chain of the assignment has been completed. The current assignment is with xx.
There are three municipal liens active in the total amount of $xx in xx.
The civil judgment is available in the amount of $xx in favor of xx.
The annual installments of town, county and school taxes for the year of xxxx have been paid in the amount of $xxx.xx, $xxx.xx and $xxxx.xx respectively. The current ownership is vested in the name of xx.

According to the payment history as of xx/xx/xxxx, the borrower is xx months delinquent with the loan. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx, PITI $x,xxx.xx with an interest rate of x.xxx%. The UPB reflected as per tape data is in the amount of xx.	Collections Comments:The loan is in Bankruptcy.
According to the payment history as of xx/xx/xxxx, the borrower is xx months delinquent with the loan. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx, PITI $x,xxx.xx with an interest rate of x.xxx%. The UPB reflected as per tape data is in the amount of $xxx,xxx.xx. The tape data shows the foreclosure was initiated and the complaint was filed on xx. As per the comment dated xx/xx/xxxx the foreclosure was put on hold due to loss mitigation and the hold was closed on xx. According to the xx, the debtor xx had filed bankruptcy under chapter- xx with the xx. The POC was filed on xx/xx/xxxx, the POC amount is xx and the arrearage amount is $xx,xxx.xx. The xx is filed on xx No damages or repair found.
Foreclosure Comments:The foreclosure was initiated and the complaint was filed on xx. As per the comment dated xx the foreclosure was put on hold due to loss mitigation with hold start date xx and the hold was closed on xx,
Bankruptcy Comments:According to the xx, the debtor xx had filed bankruptcy under chapter- xx with the xx. The POC was filed on xx, the POC amount is xx and the arrearage amount is $xx,xxx.xx. The schedule D of Voluntary Petition xx dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx, however, the unsecured portion is $xx,xxx.xx. There is no comment indicating a cram down. Motion of relief (Doc#xx) was filed on xx. The stipulation order xx states that the debtor shall tender the sum of $xxx.xx directly to Movant and an amount of $x,xxx shall be rolled into Debtor’s Chapter xx Plan. The xx is filed on xx	This modification agreement was made between Lender xx and there is no deferred balance for principal forgiven amount. The borrower promises to pay $xxx.xx monthly with interest rate of x.xxx% beginning from x/x/xxxx with a period of xxx months with a maturity date of x/x/xxxx. The modification does not have a Balloon provision.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 575 |-xx-xx-215 |-xx-| -37.39130% Comment: As per note details. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: The loan is Bankruptcy delinquent.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per details from comment history.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not apllicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: No Verification of Stated Income   Variance:    Variance %:    Comment: No Documentation.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Loan is Neg-ARM   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.55000%   Tape Value: 3.25000%   Variance: 4.30000%   Variance %: 4.30000%   Comment: AS per note.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 4/xx/2017 Tape Value: 4/xx/2017 Variance: 15 (Days) Variance %: Comment: The complaint filing date is 4/xx/2017. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79089602	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$2,421.08	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.235%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx.
There is an HOA lien in the favor of xx.
There is a civil judgment in the favor of xx.
The annual taxes of xxxx are due in the total amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is x/xx/xxxx. The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of xx till the due date of x/xx/xxxx. The comment dated x/xx/xxxx reveals that the borrower has had reduction in income due to COVID-xx and he is unable to make mortgage payment. The borrower has accepted forbearance option. The comment dated x/xx/xxxx indicates that the forbearance plan is effective from April xxxx through June xxxx. As per the comment dated x/xx/xxxx, the reason for default was curtailment of income. According to the comment dated xx/xx/xxxx, the borrower responded to monthly check on xx/xx/xxxx and still requires forbearance assistance. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: MI is not required. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.178%   Tape Value: 96.490%   Variance: 1.688%   Variance %: 1.68800%   Comment: Collateral Value used for Underwriting: $345,000.00 Amount of Secondary Lien(a): $0.00 Loan Amount: $324,000.00 CLTV = 98.178%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.178%   Tape Value: 96.490%   Variance: 1.688%   Variance %: 1.68800%   Comment: Collateral Value used for Underwriting: $345,000.00 Loan Amount: $324,406.00 CLTV = 98.178%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000010000000000000000000   Tape Value: 000110000122232340001223   Variance:    Variance %:    Comment: Payment history string is 4MMMMM431212222211112212.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000010000   Tape Value: 322100043232221000001000   Variance:    Variance %:    Comment: Payment history string reversed is 4MMMMM431212222211112212.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" due to following factors:

1. This loan failed the brokerage/finder fee test. The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.

2. This loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase of $0.47 on final CD dated xx. An revised LE dated xx reflects the “Mortgage Insurance Application Fee” as xx, however, the final CD dated xx reflected it as xx. There is a total fee increase of xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the brokerage/finder fee test. The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase of xx on final CD dated xx. An revised LE dated xx reflects the “Mortgage Insurance Application Fee” as xx, however, the final CD dated xx reflected it as xx. There is a total fee increase of xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.24% as the Borrower income was xx and total expenses are in the amount of xx and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Refer/Eligible” and DTI is showing in it as 47.24%."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79107291	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,373.12	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	627	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	5.875%	xx	01-xx-2016	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

The chain of assignment has not been completed; currently the assignment is with xx. However, it should be with xx.
There is an UCC lien against the borrower in the favor ofxxwhich was recorded on xx.
There is a Mechanics lien against the borrower in the favor of xx which was recorded on xx in the amount of $xx.
There is a State tax lien against the borrower in the favor of xx.
1st and 2nd installment of County taxes for the year of xxxx are paid on xx/xx/xxxx and xx/xx/xxxx in the combined amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per comment history, the loan is in bankruptcy- delinquent.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per comments dated xx/xx/xxxx, the borrower filed bankruptcy on xx under chapter xx with case#xx. No further details have been found.
No foreclosure activity found in the available servicing comments.
As per comments dated xx/xx/xxxx, the reason for default is excessive obligation.
The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
No damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowerxx had filed bankruptcy under Chapter xx with the Case# xx. The POC was filed on xx/xx/xxxx, with the claim amount of xx. The Chapter xx plan was confirmed on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. Therefore, the unsecured portion is xx.	According to the modification, the loan was modified on xx between the borrower and lender. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. The maturity date as per modification is xx. The interest-bearing amount is $xxx,xxx.xx. There are no deferred balances and principal forgiven amount.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 577 |-xx-xx-217 |-xx-| -37.60831% Comment: As per modification agreement, loan original amortization terms are 360 months. However, the tape data reflects 577 months. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: LTV is lower than 80.00%. Hence, the require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no foreclosure activity.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx Variance: 1276 (Days)   Variance %:    Comment: As per payment history, the Last payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Comment: As per modification agreement, loan original maturity terms are 360 months. However, the tape data reflects 454 months.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000010100010144444   Tape Value: 33333333333B333333333333   Variance:    Variance %:    Comment: As per payment history string is 210344444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444441010001010000000000 Tape Value: 333333333333B33333333333 Variance: Variance %: Comment: As per payment history string reversed is 444444444444444444443012. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Ohio. The following required State Disclosure is missing in the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79186745	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,062.35	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	9.930%	324	324	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/xxxx, the subject mortgage xx. The chain of assignment has been completed. The current assignment of mortgage is withxx. There is a junior mortgage that originated on xx/xx/xxxx with lender xx. The combined annual installment taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage originated xx.
No active liens and judgments have been found.
Annual combined taxes for xxxx were paid on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. As per seller’s tape data, the current UPB reflected is in the amount of xx.

Update:
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. As per seller’s tape data, the current UPB reflected is in the amount of xx. The collection comment dated xx/xx/xxxx states the loan was modified on xx/xx/xxxx. The borrower promises to pay $x,xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. However, the loan modification agreement is missing from the loan files. The collection comment dated xx/xx/xxxx states the reason for default is borrower’s income impacted due to covid-xx pandemic and waiting for unemployment. The collection comment dated xx/xx/xxxx states the borrower is back to work but requesting for additional assistance. The collection comment dated xx/xx/xxxx states the borrower requested for x months repayment plan and agreed to pay $x,xxx.xx will be due on xx/xx/xxxx through xx/xx/xxxx also confirmed that the next payment due date will be xx/xx/xxxx. No further proceedings found. The BPO report (xxxxxxxxxx_xxxxxxx) dated xx/xx/xxxx state the subject property is owner-occupied and the property is in axxge condition with no repairs noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under chapter-xx with xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx, therefore, there is unsecured portion of $xxx.xx. The chapter -xx plan was confirmed on xx. The debtor was supposed to pay the trustee the amount of $xxx.xx for xx months under the chapter xx plan. The Proof of Claim filed on xx under claim#x-x. The total amount of secured claim is xx and the amount of arrearage is $x,xxx.xx. The motion to relief from stay has been filed on xx and order has been granted on xx. As per Notice of Conversion to Ch. x xx filed on xx, the chapter xx case has been converted to chapter x. The reaffirmation agreement xx filed on xx, the debtor reaffirmed amount of xx. The debtor agreed to pay $x,xxx.xx monthly with an annual interest rate of x.xxxx% per month for xxx months. The case was discharged on xx and terminated on xx.	Unavailable	Affiliated Business Disclosure Credit Application Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: According to the PACER, the borrower Robert G Brown and Tamela J. Brown had filed for bankruptcy under chapter-13 with case#09-40113 on 02/xx/2009. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 3/xx/2020   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 4/xx/2007   Tape Value: 4/xx/2007   Variance: -5 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.93000%   Tape Value: 8.93000%   Variance: 1.00000%   Variance %: 1.00000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 3/xx/2034 Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report at origination, the value of property at origination is xx however, as per note the original loan amount is xx. Hence, the LTV or CLTV exceeds 104%."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79252430	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,586.08	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	651	673	42.621%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2017 12:00:00 AM	xx	Not Applicable	4.000%	xx	01-xx-2017	Financial Hardship	*The review of the updated title report dated xx
The chain of assignment is completed as the subject mortgage is still with the lender” xx
*No active judgments/liens have been found in the updated title report against the borrower/subject property.
 The Annual County taxes for xxxx have been paid in full in the amount of $ xxxx.xx on Year xxxx. No prior delinquencies found.

Update:
According to the UT report dated xx
No active judgments or liens have been found.
The annual combined taxes for xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
No delinquent taxes have been found for the prior year.
Review of updated payment history as of x/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx.The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $ xxx,xxx.xx

Update:
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.
Collections Comments:The loan was modified on xx with the x step amortization with the new principal balance of xx
The borrower promises to pay the initial step P&I of $ xxx.xx with the new initial step interest rate of x.xx % beginning from xx and the new maturity date is xx
Review of updated payment history as of x/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx.The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $ xxx,xxx.xx
The servicing comment dated x/xx/xxxx states that the reason for default of the loan is borrower's curtailment of income/excessive obligation. The subject property is self occupied by borrower & is assumed to be in axxge condition. No damages & litigation have been reported
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	*The loan was modified on xx with the UPB is xx The borrower promises to pay the P&I of $xxx.xx with the new initial step interest rate of x.xx % beginning from xx and the new maturity date xx This modification does not contain ballon provision.	Affiliated Business Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 609 |-xx-xx-249 |-xx-| -40.88669% Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Ballon indicator is unavailable as note is not present   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: GE Mtg Ins Co   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
																																																																																																				Field: Post-Close DTI per 1003 Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from loan file docs."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79455527	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,436.73	12/xx/2023	xx	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	44.662%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08-xx-2017	xx	xx	1.250%	xx	01-xx-2017	Financial Hardship	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. Subject mortgage was originated on xx
Chain of assignment is complete as the current assignee is xx.
There is a junior civil Judgment is in the amount of $x.xx recorded on xx.
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
Collections Comments:Review of loan file and servicing comment shows that the loan is xx months behind its regular payment. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
Evidence of Foreclosure has been found in the servicing comment. As per FC summary located at xx the FC was referred to attorney on xx. However, as per comment dated xx/xx/xxxx the foreclosure was placed on hold due to Covid-xx. Comment dated xx/xx/xxxx states that the hold was supposed to be ended at xx/xx/xxxx. Comment dated xx/xx/xxxx states that the FC sale has been scheduled for xx. But the collection comment is available till xx/xx/xxxx hence we are unable to ensure the sale status.
Foreclosure Comments:Evidence of Foreclosure has been found in the servicing comment. As per FC summary located at xx the FC was referred to attorney on xx. However, as per comment dated xx/xx/xxxx the foreclosure was placed on hold due to Covid-xx. Comment dated xx/xx/xxxx states that the hold was supposed to be ended at xx/xx/xxxx. No further information about FC has been found.
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with steps interest rate completing in x steps. First payment was started from x/x/xxxx and the maturity date is x/x/xxxx.	Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 572 |-xx-xx-212 |-xx-| -37.06293% Comment: As per MODas per mod Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $10318.54   Variance: $-10318.54   Variance %: -100.00000%   Comment: as per mod   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx   Variance: 1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 575   Variance: -215   Variance %: -37.39130%   Comment: as per note   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 6/xx/2017   Tape Value: 6/xx/2022   Variance: -1826 (Days)   Variance %:    Comment: as per mod   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 1.250%   Tape Value: 2.250%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 6/xx/2022   Tape Value: 6/xx/2023   Variance: -365 (Days)   Variance %:    Comment: As per MODas per mod   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 2.250%   Tape Value: 3.250%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 6/xx/2023   Tape Value: 6/xx/2024   Variance: -366 (Days)   Variance %:    Comment: as per mod   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 3.250%   Tape Value: 4.250%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per MOD   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 6/xx/2024   Tape Value: 6/xx/2025   Variance: -365 (Days)   Variance %:    Comment: as per mod   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 4.250%   Tape Value: 5.250%   Variance: -1.000%   Variance %: -1.00000%   Comment: as per mod   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 6/xx/2025   Tape Value: 6/xx/2026   Variance: -365 (Days)   Variance %:    Comment: as per mod   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 5.250%   Tape Value: 5.500%   Variance: -0.250%   Variance %: -0.25000%   Comment: As per MOD   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000000210100000000000   Tape Value: 999999998765432100321010   Variance:    Variance %:    Comment: as per pamyment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000001012000000010   Tape Value: 010123001434567899999999   Variance:    Variance %:    Comment: as per pamyment history   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 45.405%   Tape Value: 5159.000%   Variance: -5113.595%   Variance %: -5113.59500%   Comment: as per application   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Variance: 35 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx Variance: 1 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The loan was originated on xx. MI Cert is required but MI Cert is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79487698	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$397.64	$1,345.14	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.740%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx.
The chain of assignment has been completed as currently the assignment is with xx.
Active Judgments and Liens;
x) One senior hospital lien found pending against the borrower xx recorded on xx/xx/xxxx in the amount of $xx which is in the favor of xx.
x) One senior civil judgment found pending against the borrower xx recorded on xx/xx/xxxx in the amount of $xx which is in the favor of xx.
Property Tax Status;
x) 2nd installment town taxes for the year of xxxx are due for the amount of $xxx.xx on xx/xx/xxxx.
x) 1st installment town taxes for the year of xxxx are due for the amount of $xxx.xx on xx/xx/xxxx.
x) 4th installment town taxes for the year of xxxx are due for the amount of $xxx.xx on xx/xx/xxxx.
x) 3rd installment town taxes for the year of xxxx are found delinquent for the amount of $xxx.xx which were due on xx/xx/xxxx with the good through date of xx/xx/xxxx.
x) 2nd installment town taxes for the year of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
x) 1st installment town taxes for the year of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. The borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xx,xxx.xx. The current interest rate is xx.xx% with P&I in the amount of $xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is making regular payments. The loan payment is currently x month in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xx,xxx.xx. The current interest rate is xx.xx% with P&I in the amount of $xxx.xx.
According to the agreed rate reduction rider located at (xx) the interest rate has been reduced to xx.xx%.

As per comment unable to determine the reason for default is unemployment decreased of income. The subject property is occupied by owner. The borrower's intention is to keep the property.

The foreclosure was not initiated in the loan.
The borrower had not filed bankruptcy yet.
The loan is currently in performing state.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $40.00 |-xx-| $-40.00 |-xx-| -100.00000% Comment: The deferred principal balance per payment history is $40.00 Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The Lender does not require the MI.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 10/xx/2008   Tape Value: 10/xx/2008   Variance: -3 (Days)   Variance %:    Comment: The Note reflects the first payment date is 10/xx/2008.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: The interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was not initiated.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $84,137.93. The disclosed finance charge of $30,641.69 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $84,137.93. The disclosed finance charge of $30,641.69 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.

A person licensed as a mortgage broker shall have the right to charge."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $84,137.93. The disclosed finance charge of $30,641.69 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $84,137.93. The disclosed finance charge of $30,641.69 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Require affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79672069	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$603.00	08/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.749%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/xx/2020	xx	Not Applicable	8.280%	xx	02/xx/2020	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with xx
There is no lien or judgment against the subject borrower or property.
Annual taxes have been paid in the amount of $xxx.xx.
No delinquent taxes have been found for the prior years.
According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.

According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

AS per collection comments review, borrower’s intention is to keep the property. Property is in axxge condition and no evidence of damage has been found.

The loan modification agreement was made on xx between the borrower and lender. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx which will get periodically changed in x steps till the maturity date of xx The New Principal Balance stated in the modification is xx
In the latest xx months no details have been found regarding foreclosure.

The borrower xx had bankruptcy under xx. Motion for relief from stay filed on xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is x.xx. As per case summary debtor was discharged on xx and bankruptcy was terminated on xx

In the latest xx months no details have been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter xx with the xx. Motion for relief from stay filed on xx The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx As per case summary debtor was discharged on xx and bankruptcy was terminated on xx	The loan modification agreement was made on x/x/xxxx between the borrower and lender. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from x/x/xxxx, which will get periodically changed in x steps till the maturity date of x/x/xxxx. The New Principal Balance stated in the modification is $xx,xxx.xx.

Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2020   Tape Value: 2/xx/2025   Variance: -1827 (Days)   Variance %:    Comment: Mod step 1 date is 2/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 8.280%   Tape Value: 9.280%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 1 Rate is 8.280%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 2/xx/2025   Tape Value: 2/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Mod step 2 date is 2/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 9.280%   Tape Value: 10.280%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 2 Rate is 9.280%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 2/xx/2026   Tape Value: 2/xx/2027   Variance: -365 (Days)   Variance %:    Comment: Mod step 3 date is 2/xx/2026.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 10.280%   Tape Value: 11.280%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 3 Rate is 10.280%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 2/xx/2027   Tape Value: 2/xx/2028   Variance: -365 (Days)   Variance %:    Comment: Mod step 4 date is 2/xx/2027.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 11.280%   Tape Value: 11.749%   Variance: -0.469%   Variance %: -0.46900%   Comment: Mod Step 4 Rate is 11.280%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000MMMMMMM4321111144   Tape Value: 000000000544433321111022   Variance:    Variance %:    Comment: Payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4411111234MMMMMMM0000000   Tape Value: 220111123434445000000000   Variance:    Variance %:    Comment: Reversed payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $63475.58   Tape Value: $63475.56   Variance: $0.02   Variance %: 0.00003%   Comment: Principal balance stated in mod is $63,475.58.   Tape Source: Initial   Tape Type:
xx Maturity date is 7/xx/2033. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79695653	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,377.76	12/xx/2023	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$460.00	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	36	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	xx	2.000%	xx	01-xx-2014	Financial Hardship	According to the updated title report dated xx
The chain of assignment has been completed. Currently the assignment is with xx
There is an active junior mortgage in the amount of xx
There are x active HOA liens against the subject property xx

The county first and second installments taxes for the year of xxxx have been paid in the total amount of $ xxxx.xx.
No delinquent taxes have been found for the prior year.
As per the review of the payment history as of x/xx/xxxx, however tape data shows the as of date is x/xx/xxxx. The borrower has been delinquent for xx months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:The review of the collection comment as of x/xx/xxxx, the loan is in an active foreclosure.
The borrower has been delinquent for xx months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.
No bankruptcy has been filed.
According to the collection comment dated xx/xx/xxxx, the foreclosure file was referred to an attorney on xx/xx/xxxx. The foreclosure complaint was filed on xx. However, as per the collection comment dated xx the foreclosure was put on hold due to the Ciovidxx.
Also as per the collection comment dated xx the reason for default is Mortgagor Illness. As per the collection comment, the subject property is owner occupied. No damages or repairs are found. The latest BPO report is not available in the loan file.

Update:

The current status of the loan is collection.
The reason for default is not available.
The foreclosure was initiated in xx with the loan. As per servicing comment dated xx the complaint was filed on xx As per servicing comment dated xx the foreclosure case has been cancelled on xx due to reinstatement. Further details were not provided.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:According to the collection comment dated xx the foreclosure file was referred to an attorney on xx The foreclosure complaint was filed on xx. However, as per the collection comment dated xx the foreclosure was put on hold due to the Ciovidxx.

Update:

The foreclosure was initiated in xx with the loan. As per servicing comment dated xx the complaint was filed on xx As per servicing comment dated xx the foreclosure case has been cancelled on xx due to reinstatement. Further details were not provided.
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower xx with the new modified principal balance of xx out of which the amount of xx has been deferred. Hence, the interest bearing principal balance is xx The interest rate is x.xxx % which step up in x ending at x.xxx %. The borrower promise to pay P&I in the amount of $xxx.xx beginning on xx with a new maturity date of xx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 585 |-xx-xx-225 |-xx-| -38.46153% Comment: The amortization term Months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate  xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate  xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 4.479% Variance -4.479%

This loan failed the TILA APR test.
The annual percentage rate (APR) is 4.479%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of New Mexico. The Freedom to Choose Insurance Company and Insurance Professional State Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79721572	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$854.70	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.529%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	6/xx/2019 12:00:00 AM	Unavailable	xx	Not Applicable	6.529%	xx	01-xx-2020	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in favor of xx and it was recorded on xx. The chain of assignment has been completed. Currently, the mortgage is with the xx. No active judgments or liens have been found.	The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Loan is in performing status. The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
As per comment dated x/xx/xxxx, the loan was in foreclosure and file was put on hold due to loan modification. Foreclosure was closed due to loan was modified on xx
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:As per comment dated x/xx/xxxx, the loan was in foreclosure and file was put on hold due to loan modification. Foreclosure was closed due to loan was modified on xx
Bankruptcy Comments:Not Applicable	.As per conventional interest only Fixed Note interest rate was x.xxx% and P&I was $xxx.xx. The seller tape and payment history as of xx/x/xxxx shows current interest rate is x.xxx% and P&I is $xxx.xx. Seller tape data shows the loan was modified on xx with UPB $xx,xxx.xx. As per comment dated x/xx/xxxx, the loan was modified with UPB $xx,xxx.xx with first due date xx. However, the modification document is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.52900%   Tape Value: 6.52920%   Variance: -0.00020%   Variance %: -0.00020%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 160 Tape Value: 170 Variance: -10 Variance %: -5.88235% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Appraisal report at the time of origination is missing from the loan file. According to BPO(xx) report dated xx, the subject property is manufactured house. Short form title policy (xx) at origination shows tick on Alta 7 endorsement and Addendum attached with it also shows title has not been surrendered. As per pro title report dated 10/xx/2020, the property is Mobile home with VIN#xx and Model# xx"	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan fie."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79778793	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$493.17	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	594	632	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of assignment has been completed. Currently, the assignment is with “xx.
There is no lien/judgment against the borrower/subject property.
Annual taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior years.

Update:
The review of the updated title report dated xx/xx/xxxx shows that the subject xx.
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.

Update:
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is delinquent under bankruptcy.
According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is x/xx/xxxx.  The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of xx.
AS per collection comments review, borrower’s intention is to keep the property. Property is in axxge condition and no evidence of damage has been found.
This is conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx % and a maturity date of xx/xx/xxxx. The P&I as per payment history is the $xxx.xx and rate of interest is x.xxx %. However, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. Modification agreement is missing in the file.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney. Foreclosure went on hold due to Bankruptcy on xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower Woodie Prince Russell had filed Bankruptcy under chapter-xx on xx. Plan has been confirmed on xx. POC was filed on xx states the amount of secured claim is xx with arrearage amount of $x,xxx.xx. The date of last filing is xx.	Unavailable	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 429 |-xx-xx-69 |-xx-| -16.08391% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Ballon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Current Legal Status is Bankruptcy-Delinquent.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in FOreclosure is Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $24971.55   Variance: $-24971.55   Variance %: -100.00000%   Comment: Deferred Principle (Modification) per Payment History is $0.00.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 4/xx/2010   Variance:    Variance %:    Comment: Doc Date of Last Modificatin is Unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Unavailable.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential ? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.37500%   Tape Value: 5.25000%   Variance: 1.12500%   Variance %: 1.12500%   Comment: Original Stated Rate is 6.27500%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: 1/xx/2046   Variance:    Variance %:    Comment: Stated Maturity Date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $504.89 Variance: $-504.89 Variance %: -100.00000% Comment: Suspense Balance per Payment History is $0.00 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79959885	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,157.93	12/xx/2023	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.990%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	568	Unavailable	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03-xx-2020	xx	Not Applicable	9.990%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has been completed as the subject mortgage is currently with the current assignee xx.
No active judgments/liens have been found against the borrower/subject property.
The annual Combined taxes for xxxx have been paid in full in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.

Update:
The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
No active judgments/liens have been found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
Review of updated payment history as of xx/xx/xxxx reflects that the next due for regular payment is x/xx/xxxx. However last payment received date is not available but the payment was received in the amount of $xxx.xx with P&I $xxx.xx and inretest rate of x.xx% for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.

Update:-
The latest payment history is missing from the loan file. According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received date. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xx,xxx.xx.	Collections Comments:Review of updated payment history as of xx/xx/xxxx reflects that the next due for regular payment is x/xx/xxxx. However last payment received date is not available but the payment was received in the amount of $xxx.xx with P&I $xxx.xx and inretest rate of x.xx% for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.

The loan has been modified twice since origination.  The modification agreement was made on xx with Fixed Amortization. The new principal balance is $xx,xxx.xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from x/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

The debtor xx had filed Bankruptcy under chapter-xx on xx with the xx and the plan was confirmed on xx. The POC was filed by subject creditor on xx with the secured claim of xx with an arrearage in the amount of xx. As per plan dated xx the debtor shall continue to his monthly payments and the arrears shall paid by trustee through the plan. As per trustees final report dated xx the total principal paid by debtor towards the subject creditor is xx and the total arrears paid xx. The bankruptcy was dismissed on xx and it was terminated on xx.

As per available comments the foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the complaint was filed on xx. As per comment dated xx the foreclosure was put on hold due to trial plan initiated. No foreclosure sale was scheduled. The loan was modified on x/xx/xxxx and the comment dated xx/xx/xxxx shows that foreclosure has been stopped.  No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.

According to comment dated xx/xx/xxxx subject property is located in disaster area as Moratorium FEMA disaster was declared on xx/xx/xxxx for Hurricane florence.
Foreclosure Comments:As per available comments the foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and the complaint was filed on xx. As per comment dated x/xx/xxxx the foreclosure was put on hold due to trial plan initiated. No foreclosure sale was scheduled. The loan was modified on x/xx/xxxx and the comment dated xx/xx/xxxx shows that foreclosure has been stopped.  No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-xx on xx with the xx and the plan was confirmed on xx. The POC was filed by subject creditor on xx with the secured claim of xx with an arrearage in the amount of xx. As per plan dated xx the debtor shall continue to his monthly payments and the arrears shall paid by trustee through the plan. As per trustees final report dated xx the total principal paid by debtor towards the subject creditor is xx and the total arrears paid xx. The bankruptcy was dismissed on xx and it was terminated on xx.	The loan has been modified twice since origination. The modification agreement was made on x/x/xxxx with Fixed Amortization. The new principal balance is $xx,xxx.xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from x/x/xxxx and ends with the maturity date of xx/x/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Mortgage Insurance Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 436 |-xx-xx-76 |-xx-| -17.43119% Comment: Amortization term months are 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is active   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currenlty in foreclosure   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: 7/xx/2020   Tape Value: 3/xx/2020   Variance: 100 (Days)   Variance %:    Comment: Foreclosure delayed start date is xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 436   Variance: -76   Variance %: -17.43119%   Comment: Loan original maturity term months are 360   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 107.019%   Tape Value: 109.070%   Variance: -2.051%   Variance %: -2.05100%   Comment: Original standard LTV is 107.019^   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 099999987654333354444444   Variance:    Variance %:    Comment: Payment history string is 0000mmmmmmmmmmmmmmmmmmm   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 444444453333456789999990   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmmmmmmmmmmmmm0000   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $74000.00   Variance:    Variance %:    Comment: Sales price not applicable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 11/xx/2035 Tape Value: 1/xx/2035 Variance: 290 (Days) Variance %: Comment: Stated maturity date is 11/xx/2035 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as this loan failed the TILA APR test, the TILA right of rescission test & the bona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b)) The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 10.058%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

his loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "The LTV/CLTV of the loan exceeds 100.00% as the appraised value of the subject property is $74,000 which is less than the loan amount $79,194.13."
* MI, FHA or MIC missing and required (Lvl 2)     "This is xx loan and the LTV exceeds xx hence required MI cert which is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80108457	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$742.30	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.150%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	6.000%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx with the Instr | Book/Page# xx
No assignment found, however the subject mortgage is with the original lender xx It should be with xx
There is a junior mortgage against subject property originated on xx with the lender xx which was recorded on xx with the Book/Page# Instr | Book/Page# xx
xxx also the mortgage type shows the Community Loan (or Forgivable Loan).However, the amount is xx
There is Hospital lien against the borrower xx which was filed by xx(MCP) for the amount of xx and it was recorded on xx
The first and second installments county taxes for the year of xxxx have been paid in the total amount of xx
No prior delinquent taxes have been found.

Update:-
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in the amount of xx with the lender, xx  which was recorded on xx
The first installment of county taxes for the year xxxx is paid in the amount of xx
The second installment of county taxes for the year xxxx is due on xx in the amount of xx
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.	As per the review of the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of $xx,xxx.xx.

Update:-
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) and was applied to the due date of x/xx/xxxx. The monthly P&I is $xxx.xx, and the interest rate is x.xx%. The current UPB is $xx,xxx.xx.	Collections Comments:The available servicing comments and documents in file reveal that the loan is in collection.
The borrower has been delinquent for x months and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of $xx,xxx.xx.
The loan was modified between the borrower and lender on xx with the new modified principal balance of xx out of which the amount of $xxx.xx has been deferred. Hence, the interest bearing principal balance is xx Borrower promise to pay P&I in the amount of $xxx.xx with the fixed interest rate of x.xxx % beginning on xx with a new maturity date of xx
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to the comments dated xx/xx/xxxx, the RFD is expenses and repairs to the house.
According to the collection comment dated x/xx/xxxx, property had damaged due to “Hail/Storm”. The estimated loss amount has not been mentioned. Borrower stated that she received a check for insurance damages. However; as per comment dated x/xx/xxxx, borrower stated that the claim is still in process. Unable to determine the whether the damages have been completed or not. The latest BPO report dated xx located at “xx” shows the property is owner occupied with no damage noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower “xx” and lender “xx” on effective date of x/x/xxxx with the new modified principal balance of $xx,xxx.xx out of which the amount of $xxx.xx has been deferred. Hence, the interest bearing principal balance is $xx,xxx.xx. Borrower promise to pay P&I in the amount of $xxx.xx with the fixed interest rate of x.xxx % beginning on x/x/xxxx with a new maturity date of xx/x/xxxx. The final balloon payment on the Interest Bearing Principal Balance of $x,xxx.xx will be due on maturity. Prior to this the loan was modified in xxxx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Prepayment Penalty Rider	Field: Current Legal Status Loan Value: Collections, 60-119 Days Tape Value: Collections |-xx-| |-xx-| Comment: Current legal status is Collections, 60-119 Days. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2017   Tape Value: 3/xx/2017   Variance: 22 (Days)   Variance %:    Comment: The loan was modified on 4/xx/2017.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: FC was not initiated on the property.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report the original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note the original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: As per appraisal report the subject property type is Manufactured Housing. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease Risk Indicator resulted "Moderate" due to: TILA Finance Charge Test fail and TILA APR Test fail."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test
Loan Data is $137,586,. Comparison Data is 17 $139,292.00 and the Variance is -$1,705.83
The finance charge is $139,292.00. The disclosed finance charge of $137,586.17 is not considered accurate because it is understated by more than $100.

This loan failed the TILA APR test.
Loan Data is 9.490%,  Comparison Data is 9.829% and the Variance is  -0.339%
The annual percentage rate (APR) is 9.829%. The disclosed APR of 9.490% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment Penalty rider is missing from the loan files."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
An Appraisal Report at the origination located at “xx” shows the type of subject property is a Manufactured Home. However; as per the Affidavit of Affixture doc located at “xx”, the home is attached to the permanent foundation. The doc(located at”xx”) indicates the VIN# as xx which was recorded on xx with xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
* Settlement date is different from note date (Lvl 2)     "The subject mortgage was originated on xx However, according to final HUD-1, the settlement date is xx
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80140980	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,448.47	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	684	669	57.732%	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the assignment is with xx. The senior mortgage originated on xx. According to the Subordination Agreement xx. The annual county taxes for the year xxxx have been paid in the amount of $ xxx.xx. The annual city taxes for the year xxxx have been paid in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of the payment history as of x/xx/xxxx, however as the tape data as of date is x/xx/xxxx. The borrower has been delinquent for x months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx, in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:The collection comment as of x/xx/xxxx shows that the loan is in an bankruptcy. The borrower has been delinquent for x months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx, in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.
The collection comment does not reflect the foreclosure details.
The loan was not modified since origination. However, the borrower had made the last payment as per the original Note term.
No comments regarding the reason for default.
According to the xx, the borrower xx. The xx was xx. The bankruptcy case is xx and the last filing date is xx.
As per the collection comment dated x/xx/xxxx, the subject property is owner occupied. No damage and repairs have been found latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower xx. The xx was xx on xx. The debtor shall to pay the trustee the amount of xx under the xx plan. The schedule D of Voluntary Petition does not show any unsecured amount for subject mortgage. The Proof of Claim filed on xx. The total amount of claim is xx and the amount of arrearage is xx. The bankruptcy case is active and the last filing date is xx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000001121223   Tape Value: 333333323322222222222223   Variance:    Variance %:    Comment: Payment history string is 210333333323323222222222222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 322121100000000000000000   Tape Value: 322222222222223323333333   Variance:    Variance %:    Comment: The payment history string reversed 2222222222232332333333012.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx.	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is Moderate due to loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test. The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
Brokerage/Finder Fee Test: FAIL Loan Data $2,714.71 Comparison Data $1,900.18Variance +$814.53
Fees Included:
Loan Origination Fee paid by Borrower: $2,714.71"
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is xx. The loan was originated on 7/xx/2010 as an xx The lender requires the mortgage insurance certificate. However, mortgage insurance certificate is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan files.
1. Placement of Insurance Disclosure
 2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80161158	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,348.94	12/xx/2023	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	37.831%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx Lender name is xx. Amount of mortgage is xx
There is one civil judgment in the amount of xx which was recorded on xx in favor of xx
There is one State Tax lien in the amount of xx which was recorded on xx in favor of xx.
Annual Combined taxes for xxxx are paid in the amount of xx on xx There is no prior delinquency found regarding taxes.
Review of payment history shows that the borrower is current with the loan. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. As per payment history, the current UPB is $xxx,xxx.xx.	Collections Comments:The loan is performing. The borrower is making payments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. The loan is not yet modified since origination. As per comment dated xx the foreclosure was recommended on xx As per comment dated xx the foreclosure was referred to an attorney on xx As per comment dated xx the complaint was filed on xx Later, the foreclosure process was dismissed due to reinstatement. No foreclosure activities have been found. The borrower wants to retain the property. As per comment dated xx the property is owner occupied. As per comment dated xx the reason for default was property problem as there was issue with the septic tank due to pipes bursting and the borrower had to get that fix. The exact amount of damage has not been mentioned in the comments. No further comments have been found whether the damages have been repaired or not.

Foreclosure Comments:As per comment dated xx the foreclosure was recommended on xx As per comment dated xx the foreclosure was referred to an attorney on xx As per comment dated xx the complaint was filed on xx Later, the foreclosure process was dismissed due to reinstatement. However, comment dated xx shows that the loan has been reinstated. No further information has been found regarding foreclosure in the comments and loan file.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: As per Note, Borrower name is xx however, tape reflects xx. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -1323 (Days)   Variance %:    Comment: As per Appraisal, Appraisal date is xx however, tape reflects xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Appraisal, CLTV ratio percent is xx however, tape reflects xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Appraisal, LTV ratio percent is xx however, tape reflects xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000843232322111111   Variance:    Variance %:    Comment: As per Payment history, the string is 000000000012; however, tape reflects 0000000084323232211111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 111111223232348000000000   Variance:    Variance %:    Comment: As per Payment history, the string reversed is 210000000000; however, tape reflects 111111223232348000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD-1, Purpose of transaction is purchase; however, tape reflects Refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: purchase Tape Value: Refinance Variance: Variance %: Comment: As per 1003, Purpose of transaction is purchase; however, tape reflects Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate as loan is failing for TILA Finance Charge Test and TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test is fail. Loan data is fail. Charged $172,962.24 and Allowed is $175,426.69. Hence, it is Undercharged by -$2,464.45.

																																																																																																								TILA APR Test is fail. Loan data is 5.373% and comparison data is 5.504%. Hence, the variance is -0.131%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80218760	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,468.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.159%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	Not Applicable	5.500%	xx	01-xx-2015	Financial Hardship	The updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx.
There is a municipal lien against the subject property in the favor of xx.
The annual school and county taxes of xxxx are due in the amount of $x,xxx.xx and in the amount of $xxx.xx on x/xx/xxxx each respectively.
The annual utility taxes of xxxx are delinquent in the amount of $xxx.xx and good through till x/xx/xxxx.
The annual utility taxes of xxxx are delinquent in the amount of $xxx.xx which was due on x/xx/xxxx and good through till x/xx/xxxx.
The annual utility taxes of xxxx are delinquent in the amount of $xxx.xx which was due on x/xx/xxxx and good through till x/xx/xxxx.
According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected as per the tape of the payment history is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:As per the collection comments as of x/xx/xxxx, the loan is in collections.
According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected as per the tape of the payment history is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.
As per comment history dated x/xx/xxxx, the reason for default is curtailment of income.
The comment history dated x/xx/xxxx shows that the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx. As per the modified term, the new principal balance was xx The borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from x/x/xxxx with a maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 477 |-xx-xx-117 |-xx-| -24.52830% Comment: 360. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -93 (Days)   Variance %:    Comment: 6/xx/2015.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:xx   Variance: -5235 (Days)   Variance %:    Comment: 6/xx/2001.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 477   Variance: -117   Variance %: -24.52830%   Comment: 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 99.334%   Tape Value: 97.870%   Variance: 1.464%   Variance %: 1.46400%   Comment: 99.334%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 99.334%   Tape Value: 97.870%   Variance: 1.464%   Variance %: 1.46400%   Comment: 99.334%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000111222132343333343333   Tape Value: 2221223C1111223222112222   Variance:    Variance %:    Comment: 242221122223211104423212.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 333343333343231222111000 Tape Value: 2222112222221111C3221222 Variance: Variance %: Comment: 212324401112322221122242. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.

This loan also failed the loan origination fee test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80240019	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,634.62	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	23.877%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx
No assignments have been found.
No active judgments or liens have been found.
The annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is in performing stage. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx.
Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. No evidence of damage or repair on subject property has been found.
No RFD has been found in the latest xx months servicing comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Mortgage Insurance Notice of Servicing Transfer	4: Unacceptable	* ComplianceEase TILA Test Failed (Lvl 4) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $97,900.96. The disclosed finance charge of $97,230.37 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test: Loan data is $97,230.37 and comparison data is $97,900.96. Hence, the variance is $670.59."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance Ease risk indicator is moderate as loan is failing for charges that cannot increase test.

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),
(e)(1) )
This loan does not qualify for a safe harbor. The loan has an APR of 6.109%. The APR threshold to qualify for a safe harbor is
5.230%.

Qualified Mortgage Safe Harbor Threshold: Loan data is 6.109% and comparison data is 5.230%. Hence, the variance is +0.879%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Initial CD dated 11/xx/2019.  LE dated 09/xx/2017 reflects a Mortgage Insurance Application Fee at $1518.00, however, Initial CD dated 11/xx/2019 reflects the Mortgage Insurance Application Fee at $1518.17.  This is a fee increase of $0.17 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. ""
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.109%      Allowed: 5.230%     Over by: +0.879%"
* Income documentation does not meet guidelines (Lvl 3)     "As per Final 1003, the borrower xx was working with Tuesday Morning Inc. for 8 years and 6 months. The borrower had started the job with xx. on 04/xx/2011. The VOE (located at "xx262") verified on 11/xx/2019 shows that the borrower had terminated from xx on 10/xx/2019 and is no longer employed. No further details have been found in the loan file that the borrower is currently working or not."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, the borrower has changed the job and insufficient income at closing. As per Final 1003, the borrower xx was working with Tuesday Morning Inc. for 8 years and 6 months. The borrower had started the job with xx Inc. on 04/xx/2011. The VOE (located at "xx-Pg#262") verified on 11/xx/2019 shows that the borrower had terminated from xx. on 10/xx/2019 and is no longer employed. No further details have been found in the loan file that the borrower is currently working or not."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and required MI cert is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure to the Borrower(s) on LE dated 09/xx/2019 discloses the loan will not be transferred and the originator will service the loan."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "As per Final 1003, the borrower xx was working with Tuesday Morning Inc. for 8 years and 6 months. The borrower had started the job with Tuesday Morning Inc. on 04/xx/2011. The VOE (located at "xx-Pg#262") verified on 11/xx/2019 shows that the borrower had terminated from Tuesday Morning Inc. on 10/xx/2019 and is no longer employed. No further details have been found in the loan file that the borrower is currently working or not. Unable to determine the borrower’s ability to repay. SOL expired. Downgraded to LVL 2."
																																																																																																								* Missing credit report (Lvl 2) "Updated credit report is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80358595	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$186.01	08/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.798%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	7.500%	xx	01-xx-2016	Financial Hardship	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated on xx.

The chain of assignment is incomplete as the subject mortgage is currently assigned to “xx”.

No active judgments & liens found against the borrower/property.

Annual combined taxes for the year xxxx are paid off in the amount of $xxx.xx on xx/xx/xxxx.

No delinquent taxes have been found for the prior year.
The payment history dated as of x/xx/xxxx reveals that the borrower is x month behind his scheduled payments and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xx,xxx.xx.	Collections Comments:Current status of the loan is collections.

The payment history dated as of x/xx/xxxx reveals that the borrower is x month behind his scheduled payments and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xx,xxx.xx.

No bankruptcy has been filed.

No foreclosure activity has been found.

The RFD has not been mentioned in the available collection comments.

The subject property is owner occupied & condition is axxge. No damages have been found.

No comments have been found stating that the borrower’s income has been affected by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower “xx” on xx/xx/xxxx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. The new principal balance is $xx,xxx.xx. The new maturity date is xx. Prior to this the loan was modified on xxxx & xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections, 60-119 Days |-xx-| |-xx-| Comment: Current Legal Status is Collections,< 60Days. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan does not required for MI.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Comment: Loan original maturity term is 360 months but tape data shows 232 months.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 12144444444321444322210M   Tape Value: 6C33666699C3669C3699CC36   Variance:    Variance %:    Comment: Payment history string is 12144444444321444322210M   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M01222344412344444444121   Tape Value: 63CC9963C6663C99666333C6   Variance:    Variance %:    Comment: Payment history string reversed is M01222344412344444444121.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value:xx Comment: Unpaid current principal balance (UPB) per payment history is xx. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The Choice of Insurer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80368311	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.670%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	48.634%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2010	xx	xx	10.670%	xx	11/xx/2010	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed and currently the assignment is with xx. No active judgments or liens. The county first and second installment taxes for the year xxxx have been paid in the amount of $xxx.xx on x/xx/xxxx. No prior years delinquent taxes have been found.	The payment history dated x/xx/xxxx shows that the borrower is delinquent for x days and next payment due date is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date on x/xx/xxxx.The current UPB is in the amount of $xx,xxx.xx.Borrower is making payments according to the Modification Plan.	Collections Comments:The loan is in collection and the next payment due date is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date on x/xx/xxxx.The current UPB is in the amount of $xx,xxx.xx till the due date xx/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxx.xx and interest rate is xx.xxx$.
The loan modification agreement was made between xx with a new principal balance of xx with fixed rate of xx.xxx%. The lender has agreed to defer the principal balance in the amount of xx The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx till the maturity date of xx
The comment dated xx/xx/xxxx reflects that the reason for default is Excessive obligations.
xxxx at the time of origination reflect that the borrower was retired.
The debtor “xx” had filed bankruptcy under chapter-xx with the xx on xx Schedule-D of voluntary petition shows the amount of clam is xx and value of collateral is in the amount of xx hence the unsecured portion is $x.xx. The POC was filed by the creditor “xx” with the claim#xx-x for the secured claim amount xx and an arrearage in the amount of xx on xx The “Order Confirming Chapter xx Plan” dated xx states that the chapter xx plan which was filed on xx has been confirmed. The plan reflects that the debtor has to pay $xxx.xx per month for xx months and the secured claim will be paid by the debtor to the creditor outside of the plan The “Notice of Final Cure Payment” filed with xx states that the amount of arrearage was $xxx.xx and the asserted and allowed claim is in the amount of $xxx.xx.The amount of arrearage has been paid in full under claimxx-x. The “xx” dated xx that the Secured claim by the creditor was in the amount of xx and asserted and allowed claim is xx however the principal paid is $x.xx. The debtor was discharged and the case got terminated on xx
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining damage to the subject property has been observed.
No comments have been found stating that the borrower’s income has been affected by COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor “xx” had filed bankruptcy under chapter-xx with the xx. Schedule-D of voluntary petition shows the amount of clam is xx and value of collateral is in the amount of xx hence the unsecured portion is $x.xx. The POC was filed by the creditor “xx” with the xx for the secured claim amount xx and an arrearage in the amount of $xxx.xx on xx The “Order Confirming Chapter xx Plan” dated xx states that the chapter xx plan which was filed on xx has been confirmed. The plan reflects that the debtor has to pay $xxx.xx per month for xx months and the secured claim will be paid by the debtor to the creditor outside of the plan The “Notice of Final Cure Payment” filed with doc-xx states that the amount of arrearage was $xxx.xx and the asserted and allowed claim is in the amount of $xxx.xx.The amount of arrearage has been paid in full under claimxx-x. The “Chapter xx Standing Trustee’s Final Report and Account” dated xx that the Secured claim by the creditor was in the amount of xx and asserted and allowed claim is xx however the principal paid is $x.xx. The debtor was discharged and the case got terminated on xx	The loan modification agreement was made between xx and xx on x/xx/xxxx with a new principal balance of $xx,xxx.xx with fixed rate of xx.xxx%. The lender has agreed to defer the principal balance in the amount of $xxxx.xx. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on x/xx/xxxx till the maturity date of xx/x/xxxx.	Credit Report HUD-1 Closing Statement	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy was filed by the debtor. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: 11/xx/2010   Tape Value: 6/xx/2010   Variance: 153 (Days)   Variance %:    Comment: Modification first payment date is 11/xx/2010.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000012221100022211   Variance:    Variance %:    Comment: Payment history string is 00003210222110001221.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 112220001222210000000000   Variance:    Variance %:    Comment: Payment history string reversed is 112212000101110112300000.   Tape Source: Initial   Tape Type:
																																																																																																				xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Some points and Fees of final HUD-1 is handwritten however, the same copy considered in order to run compliance ease."	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80581447	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$796.14	12/xx/2023	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2014 12:00:00 AM	xx	Not Applicable	6.625%	xx	01-xx-2015	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. There is gap in assignment from the lender xx. The assignment is missing to xx.
There is civil judgment against the borrower in the favor of xx.
County annual taxes for the year of xxxx have been paid in the amount of xx on x/xx/xxxx.
Personal annual taxes for the year of xxxx have been paid in the amount of xx on xx/xx/xxxx.
No, any prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The unpaid principal balance is reflected in the amount of xx The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrowerxx, the new principal balance is xx The borrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/xx/xxxx till maturity date of xx/xx/xxxx. As per the comment dated x/xx/xxxx, the foreclosure referral step has been completed. However, the comment dated x/xx/xxxx unable to refer FC due to Covid-xx Moratorium. The borrower did not file bankruptcy. As per the comment dated xx/xx/xxxx, the reason for default is transfer of loan. As per the BPO report dated xx xx, the subject property is owner occupied and the property is in good condition. The same BPO report states that the property needs very minor work to bring property up to good conditions mechanicals intact. As per the comment dated x/xx/xxxx, the subject property is older and home needs to work. No further details have been found.
Foreclosure Comments:As per the comment dated x/xx/xxxx, the foreclosure referral step has been completed. However, the comment dated x/xx/xxxx unable to refer FC due to Covid-xx Moratorium.
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower xx.. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 569 |-xx-xx-209 |-xx-| -36.73110% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Property is occupied by owner.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was not began   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2014   Tape Value: 12/xx/2014   Variance: -15 (Days)   Variance %:    Comment: Loan Modification date is 12/xx/2014.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 11/xx/2019   Variance: 1518 (Days)   Variance %:    Comment: Last Payment Date as per PH is 11/xx/2019.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $63000.00   Tape Value: $62500.00   Variance: $500.00   Variance %: 0.80000%   Comment: Original Appraised Value is $63,000.00.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.62500%   Tape Value: 6.63000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original Note Interest Rate is 6.625%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000010210010210   Tape Value: 3333333332102103321013XX   Variance:    Variance %:    Comment: PH String is 444444432101201234001234   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 012010012010000000000000 Tape Value: XX3101233212012333333333 Variance: Variance %: Comment: PH String Reversed as 432100432102101234444444 Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "Final application is missing from the loan files"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.828%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
Loan Data: 0.000% Comparison Data: 6.828% Variance: -6.828%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Arkansas State. The required state disclosure Choice of Insurance Disclosureis missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80671698	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,129.72	12/xx/2023	xx	No	Moratorium	Unavailable	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	28.134%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	3/xx/2016 12:00:00 AM	xx	Not Applicable	5.875%	xx	01-xx-2016	Financial Hardship	According to the updated title report dated xx

The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx

There is one junior mortgage that originated against the subject property. The mortgage was originated on xx

There is one civil judgment against the borrower xx

The combined 1st and 2nd installment taxes for the year xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx. No prior year’s delinquent taxes have been found.

Update-
According to the updated title report dated xx
There is a civil judgment against the borrower in favor of xx
The first instalment of county taxes for xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
The second instalment of combined taxes for xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx.

Update:
The payment history is available until x/xx/xxxx. According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment transactions are not available. The current P&I is $xxx.xx and the interest rate is x.xxx%. The current UPB per tape is $xxx,xxx.xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in foreclosure. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx. The collection comment xx/xx/xxxx, the reason for default is curtailment of income. As per the review of collection comments, the foreclosure actions were initiated. The file was referred to attorney on xx The complaint was filed on xx in the favor of xx. No further proceedings found. The collection comment dated xx states the junior mortgage holder started foreclosure and complaint was filed on xx with case#xx in the favor of xx. The Preliminary Judicial Report under updated title report is located at xx” states the junior lien holder started foreclosure action and complaint filed on xx The judgment has been filed on xx The collection comment dated xx states the sale was cancelled due to the covid-xx issue. The collection comment dated xx/xx/xxxx states the case for junior lien holder has been dismissed. No further proceedings found. No evidence has been found regarding the borrower’s income impacted by Covid-xx. The collection comment dated xx states the subject property is owner-occupied. There are no comments found related to the subject property condition.

Update:
The current status of the is bankruptcy.
As per the seller’s tape data as of xx the borrower is current with the loan and the next due date for the regular payment is xx The current balance is xx
As per the collection comment dated x/xx/xxxx, the debtor filed bankruptcy with case#xx. Further details not provided.
No comments related to occupancy and the current condition of the subject property have been found. CCs do not show any damage.

Foreclosure Comments:As per the review of collection comments, the foreclosure actions were initiated. The file was referred to attorney on xx The complaint was filed on xx in the favor of xxbank, NA with case#xx No further proceedings found.
Bankruptcy Comments:Update:
As per the collection comment dated x/xx/xxxx, the debtor filed bankruptcy with case#xx. Further details not provided. The bankruptcy is active.	The loan modification agreement was made between xx with the new modified unpaid principal balance is xx The interest bearing amount was xx with interest rate x.xxxx% and the modified P&I was $xxx.xx. The first modified payment due date was xx and the maturity date will be xx	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 631 |-xx-xx-271 |-xx-| -42.94770% Comment: As per Note, loan original maturity terms are 360 months. However, the tape data reflects 631 months. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA APR Test: FAIL
Loan Data : 0.000%  Comparison Data : 6.045%  Variance : -6.045%"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 6.045%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Ohio. The following required State Disclosures are missing in the loan file. 1. Equal Credit Availability Notice 2. Insurance Tying Disclosure 3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80768727	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,994.00	12/xx/2023	xx	No	Bankruptcy	Chapter 11	xx	xx	Not Applicable	xx	Not Applicable	xx	8.250%	120	120	xx	xx	Not Applicable	HELOC	Revolving	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	xx	4.000%	360	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. The current  assignment is with xx”.
There is a code enforcement lien in favor of xx, in the amount of $xx which was recorded on xx; however, it is not against the subject property.
The annual county taxes of xxxx have been paid in the amount of $xxxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:As per the collection comments as of x/xx/xxxx, the loan is in bankruptcy.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Foreclosure Comments:As per updated title report the foreclosure was initiated in xxxx and the complaint was filed on xx. As per Amended Final Judgment of Foreclosure recorded on xx, the judgment was entered on xxx and the sale was scheduled on xx; however, the foreclosure was put on hold as the borrower xx had filed the bankruptcy under chapter xx with the case # is xx.
Bankruptcy Comments:According to the PACER, the borrower xx  had filed the bankruptcy under chapter xx with the case #xx and plan was confirmed on xx. The POC was filed on xx; however, there is also unsecured claim in the amount of xx. Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amountxx. As per Order on Motion to Value Collateral filed on xx), the value is xx. The date of last filing is xx.
Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $166033.55 |-xx-| $-166033.55 |-xx-| -100.00000% Comment: the modifcation is not done. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: the modification is occured with the bankruptcy.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 5/xx/2018   Variance:    Variance %:    Comment: the modification is occured with the bankruptcy.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require the MI .   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Revolving   Tape Value: ARM   Variance:    Variance %:    Comment: As per mod the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 333   Variance: -213   Variance %: -63.96396%   Comment: Loan original maturity term months is 120.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 12/xx/2015   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 4.250%   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 12/xx/2016   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 4.500%   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: 3/xx/2017   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 4.750%   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: Not Applicable   Tape Value: 6/xx/2017   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 5.000%   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: Not Applicable   Tape Value: 12/xx/2017   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 5.250%   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 6 Date   Loan Value: Not Applicable   Tape Value: 3/xx/2018   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 6 Rate   Loan Value: Not Applicable   Tape Value: 5.500%   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 7 Date   Loan Value: Not Applicable   Tape Value: 5/xx/2018   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 7 Rate   Loan Value: Not Applicable   Tape Value: 4.000%   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 5/xx/2018   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: Not Applicable   Tape Value: 4/xx/2018   Variance:    Variance %:    Comment: The loan is conventional fixed loan.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010001000000000000000000   Tape Value: 3C33333C6633333333333C3C   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 0001111111111112222211111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000100010 Tape Value: C3C3333333333366C33333C3 Variance: Variance %: Comment: As per Payment History the Payment History String reversed is 11111222111111111111000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing HELOC Disclosures (RESPA) (Lvl 2)     "The HELOC Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80786779	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$219.19	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No	xx	Not Applicable	xx	12.000%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Yes	Yes	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04-xx-2020	xx	xx	1.875%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx. Active junior or senior judgments/liens/mortgages: x. There is an active junior department of justice lien available in the updated title report against xx.	Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is xx.	Collections Comments:As per updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of xx.It shows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx out of which $xx,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-xx on xx/xx/xxxx with the xx and the case was terminated on xx.No POC was filed.	The loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of $xx,xxx.xx out of which $xx,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value: Not Applicable   Tape Value: 1/xx/2002   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Performing   Variance:    Variance %:    Comment: Current legal status is collection >= 120days.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 60   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: 3/xx/1997   Tape Value: 5/xx/1997   Variance: -38 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $665.75   Tape Value: $655.75   Variance: $10.00   Variance %: 1.52497%   Comment: Original stated P&I is $665.75   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000002   Tape Value: 199999987654   Variance:    Variance %:    Comment: Payment history string is 441mmmm12121011mmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 200000000000000000000000   Tape Value: 456789999991   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmm11012121mmmm144.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value: 11/xx/2019   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2060 Tape Value: 6/xx/2012 Variance: 17593 (Days) Variance %: Comment: Stated maturity date is 8/xx/2060. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The subject property is a Manufactured Home and there is a recorded copy of Manufactured Home Rider (Locator# xx) are attached with the subject mortgage and it has a VIN# xx but we are unable to decide whether it is attached to land or not."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is "Moderate" as ComplianceEase TILA test failed as this loan failed the TILA APR test.The annual percentage rate (APR) is 12.183%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed as this loan failed the TILA APR test.The annual percentage rate (APR) is 12.183%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80792593	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$811.39	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.070%	360	361	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx the amount of xx which was recorded on xx
The chain of assignment has been completed. Currently the assignment is with xx which was recorded on xx
There is a senior mortgage prior to the subject mortgage, in the favor of xx which was recorded on xx for the amount of xx
The county annual taxes for the year of xxxx have been due in the amount of $xxx.xx.
The county annual taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx with an interest of xx.xxx %, which was applied for the due date of x/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of collection comments, the borrower is performing with the loan. According to a review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx with an interest of xx.xxx %, which was applied for the due date of x/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.

The latest collection comment does not reflect the reason for default.
The loan was not modified since origination. The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
As per the comment dated x/xx/xxxx, the property had roof damage.  The borrower had filed a claim to the insurance company. The check claim is in the amount of $x,xxx.xx. As per the BPO report dated xx (Located at” xx”) shows that the estimated damage is $x,xxx and the subject property is in fair condition. Further details regarding the repair status are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: As per the Note document the borrower last name is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/a.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) ""The final loan application is missing in the loan file.""
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for xx Rate Spread Home Loan Test.
This is xx HPML loan and the loan is Non-escrow."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for xx Rate Spread Home Loan Test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the xx Rate
Spread Home Loan Article section of the full Compliance Analyzer report.
While the xx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification.
This is xx HPML loan and the loan is Non-escrow."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is $123,543.20. The disclosed finance charge of $123,083.12 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAI Loan Data $123,083.12 Comparison Data $123,543.20 Variance-$460.08
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $123,543.20. The disclosed finance charge of $123,083.12 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,879.27	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80943853	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,108.61	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07-xx-2019	xx	Not Applicable	3.500%	xx	01-xx-2019	Financial Hardship	Updated title report as of xx
Chain of assignment is complete as the current assignee is xx
There is a junior mortgage in the amount of xx
There is a junior civil judgment in the amount of xx recorded on xx
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is current. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is current. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx As per MOD borrower has agreed to pay the interest bearing amount of xx with fixed interest rate of x.xx% and P&I of $xxx.xx. First payment was started from xx and the maturity date is xx	Good Faith Estimate Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: xx   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is failed for Maximum LTV Test. Appraisal at origination is missing from the loan file. As per tape date the appraised value is less than the loan amount hence the LTV/CLTV is greater than 100%"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan files."
* LTV or CLTV exceeds 104% (Lvl 2)     "Appraisal at origination is missing from the loan file. As per tape date the appraised value is less than the loan amount hence the LTV/CLTV is greater than 100%"
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80980935	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,748.02	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	33.037%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	Not Applicable	4.875%	xx	01-xx-2011	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx
There is a junior mortgage active in the favor of xx.
County 1st half taxes for xxxx have been paid on x/xx/xxxx in the amount of $x,xxx.xx.
County 2nd half taxes for xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Comments:

Loan_Comments_xxxxxxx
According to servicing comments the loan is currently in delinquent under bankruptcy.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
According to the PACER report, the borrower “St. John Cheryl Kay” had filed for bankruptcy under Chapter-xx with case# xx-xxxxx on x/xx/xxxx and the plan was confirmed on x/xx/xxxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx. However, the unsecured portion is $x.xx.  The POC was filed on x/xx/xxxx by creditor with secured amount of $xxx,xxx.xx and arrearage is in amount of $xx,xxx.xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx for the period of xx months. The last filing date is x/xx/xxxx. Currently loan is in active BK Case.
No evidences have been found regarding foreclosure filing in available collection comments.
The comments does not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
No visible damages have been found in available collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower “St. John Cheryl Kay” had filed for bankruptcy under Chapter-xx with case# xx-xxxxx on x/xx/xxxx and the plan was confirmed on x/xx/xxxx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx. However, the unsecured portion is $x.xx. The POC was filed on x/xx/xxxx by creditor with secured amount of $xxx,xxx.xx and arrearage is in amount of $xx,xxx.xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx for the period of xx months. The last filing date is x/xx/xxxx. Currently loan is in active BK Case.	According to the modification, the loan was modified on x/x/xxxx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx% will ended on x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx. The maturity date as per modification is x/x/xxxx. This loan was modified twice.	Credit Report Missing Required State Disclosures	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.000%   Tape Value: 37.050%   Variance: 60.950%   Variance %: 60.95000%   Comment: ORiginal CLTV us 98.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.000%   Tape Value: 37.050%   Variance: 60.950%   Variance %: 60.95000%   Comment: Original standard LTV is 98.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000011333222222   Tape Value: 999999999999988887776666   Variance:    Variance %:    Comment: Payment history string is 44444444444401244.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222222333110000000000000   Tape Value: 666677788989999999999999   Variance:    Variance %:    Comment: Payment history string reversed is 44444444444401244.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: 9116 31st Avenue North Tape Value: 9116 31ST AVE N Variance: Variance %: Comment: Property address street 9116 31st Avenue North. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The subject property is located in MN State and required Insurance Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80994361	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,632.58	12/xx/2023	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	654	632	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	3.375%	xx	01-xx-2018	Financial Hardship	According to updated title report dated xx
There are three civil judgments are active against borrower totaling in the amount of $xx which were recorded on different dates.
There are x state tax liens were active against borrower totaling in the amount of $xx with Illinois Department of  Revenue which were xx

The taxes of xxxx has been paid in the amount of $x,xxx.xx. No prior year delinquent taxes were found.

Update-
As per the review of the updated title report dated xx
There is a recordings of findings, decision and order (Muni/City/Code Lien) on the subject property in favor of the xx
There are seven state tax liens against the borrower in favor of xx total in the amount of xx

The county annual taxes for the year xxxx have been due on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
Review of updated payment history as of x/xx/xxxx, the loan is current and the next due date for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $ xxx,xxx.xx.

Update:
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x months, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and the interest rate is x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:Currently loan is performing.

Review of updated payment history as of x/xx/xxxx, the loan is current and the next due date for regular payment is xx/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. The UPB as of the date is in the amount of $ xxx,xxx.xx.

The borrower xx. The Voluntary Petition was filed on xx As per case summary debtor was discharged on xx and terminated on xx

The foreclosure file was referred to an attorney on xx and file was received by attorney on xx was filed on xx As per the comment dated xx the foreclosure was put on hold due to covid-xx. The comment dated xx/xx/xxxx shows the loan has been reinstated. No further details have been found regarding same.

No comment regarding damage and repairs located to the subject property.

According to the collection comment dated x/xx/xxxx, the reason for default was curtailment of income.
Foreclosure Comments:The foreclosure file was referred to an attorney on xx and file was received by attorney on xx was filed on xx As per the comment dated xx the foreclosure was put on hold due to covid-xx. The comment dated xx shows the loan has been reinstated. No further details have been found regarding same.
Bankruptcy Comments:The borrower xx. The Voluntary Petition was filed on xx As per case summary debtor was discharged on xx and terminated on xx	The loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx till the maturity date of xx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 661 |-xx-xx-301 |-xx-| -45.53706% Comment: Amortization term is 360 months Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Income of borrower is impacted by Covid.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan documentation type no documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 661   Variance: -301   Variance %: -45.53706%   Comment: Loan original maturity term is 360 months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The loan application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test is fail.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.042%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81068946	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,202.86	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.240%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	611	540	48.443%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	xx	4.126%	xx	01-xx-2014	Financial Hardship	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on xx. Subject mortgage was originated on xx in the amount of xx
Chain of assignment is complete as the current assignee is xx.
No active judgments or liens have been found..
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is x months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is x months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and later, the foreclosure proceeding was placed on hold when the borrower filed bankruptcy under chapter-xx on xx. No more evidences are available in the latest servicing comments regarding foreclosure. The notice of Lis Pendens is available in loan file (xx).
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx and later, the foreclosure proceeding was placed on hold when the borrower filed bankruptcy under chapter-xx on xx. No more evidences are available in the latest servicing comments regarding foreclosure. The notice of Lis Pendens is available in loan file (xx).
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-xx on xx with the Case#xxand the plan was confirmed on xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim of xx and collateral value of xx.
The BK plan period is xx months. Under BK plan the debtor was to pay xx/ month direct to the Trustee.
The POC was filed on xx with secured claim of xx and arrearage of xx. Loan is still in active BK.
The latest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with fixed interest rate of x.xxx% and P&I of $xxx.xx. First payment was started from x/x/xxxx and the maturity date is x/xx/xxxx. As per MOD the principal reduction amount is $xx,xxx.xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 365 |-xx-xx-5 |-xx-| -1.36986% Comment: Amortization Term Months (CE, S&P) is 360 Months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $13025.30   Tape Value: $2223.64   Variance: $10801.66   Variance %: 485.76478%   Comment: Deferred Principal (Modification) per pyment History is $13,025.30.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 6/xx/2020   Variance:    Variance %:    Comment: Mod step 1 date is not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 4.480%   Variance:    Variance %:    Comment: Mod step 1 rate is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 545433234332334444566676   Variance:    Variance %:    Comment: Payment history string is 444444422334mmmmmmmmmmmm but tape data shows 545433234332334444566676.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 676665444333233432354545   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmmmmm433224444444 but tape data shows 676665444333233432354545.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 48.443%   Tape Value: 4844.300%   Variance: -4795.857%   Variance %: -4795.85700%   Comment: Post-Close DTI per 1003 ie48.443%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date Loan Value: 8/xx/2036 Tape Value: 8/xx/2036 Variance: 30 (Days) Variance %: Comment: Stated maturity date is 08/xx/2036. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "As per final HUD the cash to borrower amount is $870.31 and earnest deposit money is $500.00 hence the cash to borrower amount is $370.31."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81084785	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,812.59	12/xx/2023	Unavailable	No	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.300%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	543	Not Applicable	27.453%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.

The chain of assignment is not completed as the subject mortgage is currently assigned to xx”

Active junior or senior judgments/liens/mortgages:

x. There is an active junior Civil Judgment available in the updated title report against xx.

x. There is an active junior IRS Lien available in the updated title report against xx.

x. There is an active junior Civil Judgment available in the updated title report against xx.

The annual County taxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.

The annual School taxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.	Review of updated payment history as of xx/xx/xxxx shows that the loan is performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments the loan is performing. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. The sale was scheduled on xx. The foreclosure was put on hold due to court delay on x/xx/xxxx. However, the collection comemnt dated x/xx/xxxx shows that the file is closed. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
As per the review of servicing comment dated x/xx/xxxx shows that due to covid borrowers wife lost his job. No more evidance has been found.

As per the comment the subject property has been occupied by the owner.
As per collection comment  shows that the reason for default is Unemployment / Decrease in Income.The latest BPO is not available .Recent servicing comments do not reflect any damage.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. The foreclosure was put on hold due to court delay on x/xx/xxxx. However, the collection comemnt dated x/xx/xxxx shows that the file is closed. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure	Field: ARM Index Margin Percent Loan Value: 6.050% Tape Value: 605.000% |-xx-xx-598.950% |-xx-| -598.95000% Comment: Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: 8.300%   Tape Value: 605.000%   Variance: -596.700%   Variance %: -596.70000%   Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure is "Yes".   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $844.43   Variance: $-844.43   Variance %: -100.00000%   Comment: Deferred Principal (Modification )per payment history is "$0.00".   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 10/xx/2017   Variance:    Variance %:    Comment: Doc date of last modification is "Unavailable".   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 11.300%   Tape Value: 3.000%   Variance: 8.300%   Variance %: 8.30000%   Comment: Max Rate at first adjustment is "11.300%".   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 8.300%   Tape Value: 0.000%   Variance: 8.300%   Variance %: 8.30000%   Comment: Min Rate at First Adjustment is "8.300%"   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001000000000000000   Tape Value: 000998765432100002432100   Variance:    Variance %:    Comment: Payment History String Reversed is "000123444444441111233444".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000100000000   Tape Value: 001234200101234567809000   Variance:    Variance %:    Comment: Payment History String Reversed is "444332111144444444321000".   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 27.453% Tape Value: 2897.000% Variance: -2869.547% Variance %: -2869.54700% Comment: Post- Close DTI Per 1003 is "27.453". Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan progaram disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81097607	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$729.40	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.480%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2007 12:00:00 AM	xx	Not Applicable	7.500%	xx	01-xx-2007	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.

The chain of assignment has been completed .The last assignment is xx.

No Active liens and judgment.

The combined annual taxes of xxxx have been paid in the amount of $xxx.xx.

No prior year taxes are found.	As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is in collection. As per the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per AOT the loan was modified on xx  between the borrowers xx and lender is xx. The new modified principal balance as per modification is in the amount of $xx,xxx.xx with an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx. The maturity date as per modification is xx. The interest-bearing amount is $xx,xxx.xx. There is no deferred balance and principal forgiven amount.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
The comment dated x/xx/xxxx states that the reason for default is reduction of income. However, no further information has been found regarding COVID-xx.
No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per AOT the loan was modified on xx between the borrowers xx and lender is xx. The new modified principal balance as per modification is in the amount of $xx,xxx.xx with an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx that began from xx. The maturity date as per modification is xx. The interest-bearing amount is $xx,xxx.xx. There is no deferred balance and principal forgiven amount.	Credit Application Origination Appraisal	Field: Age of Loan Loan Value: 204 Tape Value: 155 |-xx-| 49 |-xx-| 31.61290% Comment: Age of loan is 204. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections, 60-119 Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $956.73   Variance: $-956.73   Variance %: -100.00000%   Comment: There are no any deferred balance.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: 8/xx/2020   Variance:    Variance %:    Comment: As per comment there is no any forbearance plan.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 357   Variance: 3   Variance %: 0.84033%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: 0   Tape Value: 3   Variance: -3   Variance %: -100.00000%   Comment: As per the review of payment history as of 11/xx/2020, the borrower is delinquent for 1 months with the loan.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Original Stated P&I   Loan Value: $537.55   Tape Value: $344.31   Variance: $193.24   Variance %: 56.12384%   Comment: The Note reflects the original stated P&I is $537.55.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.47960%   Tape Value: 10.48000%   Variance: -0.00040%   Variance %: -0.00040%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111133444444332110000033   Tape Value: 332000000000000000000000   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 123422324123242321423241.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 330000011233444444331111   Tape Value: 000000000000000000020233   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is 142324123242321423224321.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx
Field: Stated Remaining Term   Loan Value: 156   Tape Value: 152   Variance: 4   Variance %: 2.63157%   Comment: The stated remaining term is 156.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The final Application is missing from the loan file." * Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81145681	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$1,329.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.050%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with xx. Chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx There is a senior mortgage in the amount of xx in the favor xx which was recorded on xx
No active judgments or liens have been found. Annual combined taxes for the year of xxxx have been paid in the amount of xx Annual school taxes for the year of xxxx have been paid in the amount of xx No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. No evidence is found for the post-closing foreclosure. No records for bankruptcy have been found. The RFD is car accident. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: As per the Note, the borrower last name is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: As per the note, the loan maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $200.65   Tape Value: $161.43   Variance: $39.22   Variance %: 24.29536%   Comment: As per the note, the original P&I is $200.65.   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Not Applicable   Tape Value: Monthly   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000111111111   Variance:    Variance %:    Comment: As per the Payment history, the string is 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 111111111000000000000000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: xx   Tape Value: xx   Variance: 5 (Days)   Variance %:    Comment: The prepayment penalty end date is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 172 Tape Value: 174 Variance: -2 Variance %: -1.14942% Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The HUD-1 is missing from the loan file. The values are updated as per the itemization located at ”xx”."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81179533	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$685.14	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.450%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/xx/2019	xx	Not Applicable	2.250%	xx	08/xx/2019	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated onxx. The chain of assignment has been completed. Currently, mortgage assignment is from xx
No active liens and judgments have been found against the borrower and subject property. Combined annual taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. No, any prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the bankruptcy.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx..
As per pacer, the xx  The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $xxx,xxx.xx. Therefore, the unsecured portion is $x.xx.
As per the comment dated xx/xx/xxxx, the subject property needs to home repairs. No, any further details have been found regarding damage. Latest BPO reports have not been found from the available loan files.
As per the comment dated xx/xx/xxxx, the borrower is impacted by covid-xx.  The comment dated xx/xx/xxxx shows the forbearance plan is active.  No further details have been found regarding covid-xx.
The subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per pacer, the borrower xx and arrearage amount is $x,xxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. Therefore, the unsecured portion is $x.xx.	The borrower has been making the payment as per the modification agreement which was made on x/xx/xxxx between the borrower "xx" and lender "xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/xx/xxxx. There are x steps of modification. The new maturity date is x/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 636 |-xx-xx-276 |-xx-| -43.39622% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is no.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2019   Tape Value: 8/xx/2019   Variance: -31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 636   Variance: -276   Variance %: -43.39622%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 321042300101MMM000MMMM21   Tape Value: 332321011004321000322112   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 12MMMM000MMM101003240123   Tape Value: 211223000323400110123233   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Sales price not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "Modification agreement was not recorded or recorded in wrong county."	* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test.  This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $284,454.71. The disclosed finance charge of $206,211.92 is not considered accurate because it is understated by more than $100. TILA Finance Charge Test: Loan data; $206,211.92, Comparison date: $284,454.71, Variance data: -$78,242.79 This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $284,454.71. The disclosed finance charge of $206,211.92 is not considered accurate for purposes of rescission because it is understated by more than $35. TILA Foreclosure Rescission Finance Charge Test: Loan data; $206,211.92, Comparison date: $284,454.71, Variance data: -$78,242.79  This loan failed the TILA APR test.  The annual percentage rate (APR) is 9.505%. The disclosed APR of 7.789% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. TILA APR Test: Loan data: 7.789%, Comparison data: 9.505%, Variance data: -1.716%"
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81283139	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,261.46	12/xx/2023	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	20.371%	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx
There are no active liens or judgments found against the borrower and the property.
The combined annual taxes of xxxx have been paid in the amount of $ x,xxx.xx. No prior year delinquencies have been found.

As per payment history as of x/xx/xxxx,The borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received with the P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The payment history reflect the current UPB in the amount of $xxx,xxx.xx.	Collections Comments:The review of the servicing comment as of date is x/xx/xxxx reveals that the loan is in foreclosure. The borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received with the P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The payment history reflect the current UPB in the amount of $xxx,xxx.xx. As per comment dated x/xx/xxxx, the reason for default was excessive obligations. As per servicing comments foreclosure was initiated in xxxx.As per collection comments file was referred to attorney on xx.The notice of lis Pendens located at xx ” was filed on xx ; however, the foreclosure file was put on hold due FEMA.No further details have been found regarding foreclosure. As per the PACER report, the borrower xx. The POC had filed on xx states that the amount of secured claim is xx with an arrearage amount of xx The debtor has been dismissed on xx and the case was terminated on xx
As per comment dated x/xx/xxxx, borrower was not working since Covid-xx Pandemic.
The current occupancy and property condition are unable to be determined.
No employment information pertaining to borrower has been found.

Update-
The loan is currently performing.
As per comment dated xx/xx/xxxx, the borrower had filed bankruptcy under the xx. As per comment dated xx the bankruptcy was dismissed on xx
As per comment dated xx/xx/xxxx, this loan was brought current in xx via an assumption modification. The comment dated xx shows close and bill the foreclosure.
No damages were reported. As per comment dated xx/xx/xxxx, the subject property is owner-occupied.

Foreclosure Comments:As per updated title report the foreclosure was initiated and the complaint was filed on xx However, there is no discontinuance or de-acceleration letter found in the loan files regarding this. As per servicing comments foreclosure was initiated in xx As per collection comments file was referred to attorney on xx notice of lis Pendens located at xx ” was filed on xx ; however, the foreclosure file was put on hold due Court delay and the comments dated xx states that the hold was ended. .No further details have been found regarding foreclosure.

Update-
As per comment dated xx this loan was brought current in xx via an assumption modification. The comment dated xx shows close and bill the foreclosure.
Bankruptcy Comments:As per the PACER report, the borrower “xx.  The POC had filed  on xx states that the amount of secured claim is xx with an arrearage amount of xx  The schedule D of voluntary petition shows the claim amount xx and the value of collateral supporting claim is xx so the unsecured amount is xx The debtor has been dismissed on xx and the case was terminated on xx

Update-
As per comment dated xx the borrower had filed bankruptcy under the case#xx-xxxxx. As per comment dated xx the bankruptcy was dismissed on xx	This is a conventional fixed rate mortgage with original P&I of xx and rate of interest xx The P&I as per payment history dated xx is xx and rate of interest is xx There is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. Sellers tape data shows that loan was modified on xx	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per review   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is dismissed.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower is impacted by covid-19.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value:xx Comment: De   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: Not Applicable   Tape Valuexx Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: The mod is missing.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 3xxTape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xxTape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: The mod is missing. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "As per review, HUD-1 is missing along with itemization from the loan files."	* Final TIL Missing or Not Executed (Lvl 2) "As per review, Final TIL is missing from loan files."
* Missing Appraisal (Lvl 2)     "As per review, appraisal report is missing from loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "As per review, Right of Rescission is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81291267	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,372.61	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.910%	552	552	xx	xx	Not Applicable	HELOC	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	2.500%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx with xx.
No active judgments or liens have been found.
xxxx town annual tax has been paid on xx in the amount of xx
xxxx county annual tax has been paid on xx in the amount of xx
xxxx/xxxx school annual tax is due on xx in the amount of xx

Update:-
The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx with xx
There is a credit card judgment against the borrower “xx” in the amount of xx which was filed by the plaintiff ” xx” and recorded on xx
The county taxes for xxxx-xx are paid in the amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x month. The last payment received was received on x/xx/xxxx the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $ $xxx,xxx.xx.

Update:-
As per the review of tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. Details of the last payment received are not available. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.

Collections Comments:The loan is in performing. The reason default is unable to determine.
According to the payment history as of x/xx/xxxx. The last payment received was received on x/xx/xxxx the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $ $xxx,xxx.xx.
The property is owner occupied and in good condition. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx bankruptcy under xx with the xx on xx.The last date of filing date is xx The plan was discharged on xx and terminated on xx	This modification agreement was made between xx and Lender xx, on x/x/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx.
The borrower promises to pay the loan in steps beginning from x/x/xxxx for xx  months in the amount of $xxx.xx with modified interest rate of x.xxx%, and end to x/x/xxxx with rate x.xxx%  with P&I in the amount of $xxx.xx.The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from x/x/xxxx with a maturity date of x/x/xxxx.
A final balloon payment on the Interest Baring Principial Balance of $xx,xxx.xx is due on the maturity date.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK was filed. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #1 Middle name ia NA.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Performing   Variance:    Variance %:    Comment: As per review the loan is in collection.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2019   Tape Value: 4/xx/2019   Variance: -46 (Days)   Variance %:    Comment: Doc Date os Last Modification is 3/xx/02019; tape reflects 4/xx/2019.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Balance is xx tape reflects xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.91000%   Tape Value: 2.00000%   Variance: 6.91000%   Variance %: 6.91000%   Comment: Original Stated Rate is 8.9100; tape reflects 2.00%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address Street is xx' tape reflects xx. Tape Source: Initial Tape Type:	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC Information Booklet is missing from the loan file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer missing from the loan file"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81358661	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,404.70	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	5.000%	xx	01-xx-2017	Financial Hardship	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx in the amount of xx in favor of xx which was recorded on xx under instru# xx
The chain of assignment has been completed as the mortgage is currently with xx

No active judgments or lien have been found against the borrower or subject property
The annual county taxes of xxxx have been paid in the amount of xx
No prior year delinquent taxes have been found.

//Update-
As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of “xx.”, which was recorded on xx under xx. The county taxes have been paid in the amount of xx on xx No active judgments or liens have been found against the borrower or subject property. No prior year delinquent taxes have been found.	As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The available pay history does not reflect current UPB but the provided tape data as of x/xx/xxxx shows current UPB in the amount of $xxx,xxx.xx.

//Update-According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx with interest rate is x.xxx%. The current UPB reflected as per tape data is $xxx,xxx.xx.
Collections Comments:The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The available pay history does not reflect current UPB but the provided tape data as of x/xx/xxxx shows current UPB in the amount of $xxx,xxx.xx.

The loan has been modified once since origination.  The modification agreement was made on xx with Fixed Amortization. The new principal balance is xx Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from xx and ends with the maturity date of xx

As per PACER report no bankruptcy filing has been found since from loan origination.
No evidence of foreclosure has been found.
The reason for default is illness of family member.
//Update-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx with interest rate is x.xxx%. The current UPB reflected as per tape data is $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The modification agreement was made on x/x/xxxx with Fixed Amortization. The new principal balance is $xxx,xxx.xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from x/x/xxxx and ends with the maturity date of x/x/xxxx.	Credit Application Credit Report Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: 4/xx/2017 Tape Value: 5/xx/2017 |-xx-xx-54 (Days) |-xx-| Comment: doc date of mod is 4/xx/2017. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.75000%   Tape Value: 5.00000%   Variance: 3.75000%   Variance %: 3.75000%   Comment: Original stated rate is 8.75%   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: purchase   Variance:    Variance %:    Comment: As per HUD, purpose of transaction is Cash Out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: Purpose per application is Refinance.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: 1-4 family rider is available with subject mortgage. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
Agent Preference Disclosure
																																																																																																								Casualty Insurance Disclosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81451946	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$281.70	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.210%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	10.210%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx the amount of xx which was recorded on xx with Instr | Book/Page# xx
The chain of assignment has been completed. Currently the assignment is with xx which was recorded on xx
There is judgment against the borrower xx in the favor of xx for the amount of xx which was recorded on xx
The county annual taxes for the year of xxxx have been due in the amount of xx
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of xx.xxx %, which was applied for the due date of x/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $x,xxx.xx.	Collections Comments:The collection comment as of xx/xx/xxxx shows that the loan is in an active bankruptcy. The borrower has been delinquent for x month and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of xx.xxx %, which was applied for the due date of x/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $x,xxx.xx.
This Fixed modification agreement was made on xx
The review of the collection comment shows no indication of post-closing foreclosure activity.
According to the PACER, the borrower xx and Ratcliff, xx for bankruptcy under chapter-xx with the case# xx on xx The chapter xx plan was confirmed on xx The schedule D of Voluntary Petition shows that does not contain any unsecured portion. There is no comment indicating a cram-down. The last date of filing is on xx Currently the loan is an active bankruptcy.
No comments found related to the borrower’s income impacted by COVID-xx. The reason for default is not available in the latest collection comments. The subject property is owner occupied and there are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-xx with the case# xx on xx The chapter xx plan was confirmed on xx The POC was filed by the creditor xx on xx with its POC amount as xx with its arrearage amount of xx The order of confirming chapter xx plan was filed on xx the debtor shall pay the trustee per month in the amount of xx The schedule D of Voluntary Petition shows that does not contain any unsecured portion. There is no comment indicating a cram-down. The last date of filing is on xx Currently the loan is an active bankruptcy.	This Fixed modification agreement was made between the borrower xx and the lender xx on xx The new modified principal balance is xx The borrower promises to pay the monthly P&I of $xxx.xx with an interest rate xx.xxx %; beginning from xx till the maturity date is xx	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: As per the note document the interest calculation type 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001010010100000001000101   Tape Value: 111999999999999999879876   Variance:    Variance %:    Comment: The payment history string 111444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 101000100000001010010100   Tape Value: 678978999999999999919111   Variance:    Variance %:    Comment: The payment history string reversed 444444444444444444444111.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the modificationThe modified UPB is in the amount of xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 1052 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81649540	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$5,493.44	12/xx/2023	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.900%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	54.160%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	4.750%	xx	01-xx-2019	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment is incomplete. Currently the mortgage assignment is with xx.
x) There are two HOA liens open against the subject property in the favor of xx.
x) There is a HOA lien open against the subject property in the favor of xx.	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in bankruptcy
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
According to the PACER, xx. POC was filed by xx. Chapter xx plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid directly to creditor. This plan was confirmed on xx.
As per comment dated x/xx/xxxx, the foreclosure was started by referring to attorney xx. Foreclosure was closed due to loan was modified on xx.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:As per comment dated x/xx/xxxx, the foreclosure was started by referring to attorney on xx. Foreclosure was closed due to loan was modified on xx.
Bankruptcy Comments:According to the PACER, xx. POC was filed by xx. Chapter xx plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid directly to creditor. This plan was confirmed on xx.	The loan modification agreement was made on xx with the new modified unpaid principal balance is $xxx,xxx.xx.The interest bearing amount was $xxx,xxx.xx with interest rate x.xx% and the modified P&I was $xxx.xx. The first modified payment due date was xx.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: xxTape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81733859	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,153.82	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	533	532	48.402%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	4.000%	xx	01-xx-2017	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.

 The chain of assignment has been completed; currently the assignment is with xx.

There are no active lien and judgments against the borrower.
Annual county taxes for the year of xxxx are paid on xx/xx/xxxx in the amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received date is xx/xx/xxxx, the payment applied date was xx/xx/xxxxand the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per comment history, the borrower is performing with the loan.
According to the payment history as of xx/xx/xxxx, the last payment was received date is xx/xx/xxxx, the payment applied date was xx/xx/xxxxand the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per comment dated xx/xx/xxxx, the reason for default is Excessive Obligations.
No foreclosure activity has been found.
There is no evidence has been found regarding bankruptcy in the latest servicing comments.
As per comment dated xx/xx/xxxx, the current occupancy of subject property is occupied by owner. There is no evidence has been found of damage or repairs in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/xxxx between the borrower xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. The maturity date as per modification is xx/xx/xxxx. The interest-bearing amount is $xxx,xxx.xx. There are no deferred balances and principal forgiven amount.
The prior modification was done on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 606 |-xx-xx-246 |-xx-| -40.59405% Comment: As per modification agreement, amortization terms are 360 months. However, the tape data reflects 606 months. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $30927.57   Tape Value: $31383.28   Variance: $-455.71   Variance %: -1.45207%   Comment: As per modification, there is no deferred principal amount.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 606   Variance: -246   Variance %: -40.59405%   Comment: As per modification agreement, loan original maturity terms are 360 months. However, the tape data reflects 606 months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000021221111121221222211   Variance:    Variance %:    Comment: As per payment history string is 000012122211112122122221. However, the tape data reflects string is 000021221111121221222211.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 112222122121111122100000   Variance:    Variance %:    Comment: As per payment history string reversed is 122221221211112221210000. However, the tape data reflects string is 112222122121111122100000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 48.402% Tape Value: 4937.000% Variance: -4888.598% Variance %: -4888.59800% Comment: As per 1003, the Post-Close DTI is 48.402%. However, the tape data reflects 4,937.000%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81744537	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$5,419.50	10/xx/2023	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	32.952%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	3.817%	xx	01-xx-2020	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed; xx
No active judgments or liens have been found against the borrower.
Annual County and School taxes for the year of xxxx are paid on xx/xx/xxxx and xx/xx/xxxx in the combined amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per comment history, the borrower is performing with the loan.
According to the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
As per comment history and updated title report, the foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx. As per comment dated xx/xx/xxxx, the sale was schedule on xx. However, the foreclosure put on hold due to loss mitigation option. No further details have been found.
As per comment dated xx/xx/xxxx, the reason for default is overlexxged and increases in other bills.  However, the same comments date shows that, the servicer provided modification plan to the borrower which was started from xx  with new UPB xx P&I $xxx.xx and interest rate x.xx%. No further details have been found.
No damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:As per comment history and updated title report, the foreclosure was initiated and the file was referred to an attorney on xx. The complaint was filed on xx. As per comment dated xx/xx/xxxx, the sale was schedule on xx. However, the foreclosure put on hold due to loss mitigation option. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower xx had filed Bankruptcy under chapter-xx on xx with the case xx. The date of the last filing the bankruptcy is xx. The case was dismissed on xx and got terminated onxx. The plan was confirmed on xx. POC was filed on xx the secured claim amount of $xxx,xxx.xx and the arrearage amount is $x,xxx.xx. As per the chapter xx plan, the debtor shall pay to the Trustee the sum of the $xxx.xx per month for a period of xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx. Therefore, the unsecured portion is $x,xxx.xx.	The loan modification agreement was made between borrower and servicer on xx with the new modified unpaid principal balance xx. The interest bearing amount was xx with step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx. The step rate was in x steps ending at rate x.xxx% and P&I will be $xxx.xx applicable from xx/xx/xxxx to maturity date xx. There is principal forgiven amount of $xx,xxx.xx.	Affiliated Business Disclosure Credit Report Good Faith Estimate Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: . The case was dismissed on xx and got terminated on xx. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per comment dated 04/xx/2020, the reason for default is overlexxged and increases in other bills.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per comment history and updated title report, the foreclosure was initiated and the file was referred to an attorney on xx the foreclosure put on hold due to loss mitigation option.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: LTV is lower than xx. Hence, the require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per Note, Interest Calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, the loan amortization type is Step. However, the tape data reflects fixed type.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000999999999999999999   Variance:    Variance %:    Comment: As per payment history string is 00000MMMMMMMMMMMMMMMMM. However, the tape data reflects string is 000000000999999999999999999.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999000000   Variance:    Variance %:    Comment: As per payment history string reversed is MMMMMMMMMMMMMMMMM00000. However, the tape data reflects string is 999999999999999999000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 7305 (Days) Variance %: Comment: As per note, stated maturity date is xx. However, the tape data reflects on xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the RESPA "Transfer Taxes" (1203) validation test.
The loan provides a value of $1,693.00 for "Transfer Taxes." However, the sum of all component fees, $125.00, does not equal the value entered for "Transfer Taxes." There is a difference of $1,568.00.
If any "Transfer Taxes" component fees are provided to ComplianceAnalyzer, then all component fees that contribute to the total
"Transfer Taxes" should be provided and their sum must reflect the total "Transfer Taxes." This is necessary in order to correctly calculate the loan's finance charge and APR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the RESPA "Transfer Taxes" (1203) validation test."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is mssing from the loan file"
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81782123	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,482.00	12/xx/2023	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	9/xx/2018 12:00:00 AM	xx	xx	3.625%	xx	01-xx-2018	Financial Hardship	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is from xx.
and assigns. The assignment should be with xx.
There is one junior mortgage against the subject originated xx.
There are three IRS liens against the borrower xx.
The first and second installment county taxes of the year xxxx are paid in the amount of $x,xxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/xxxx, the reason for default is curtailment of income. As per comment dated xx/xx/xxxx, the Forbearance plan is active till February-xxxx.
The loan was modified on xx/xx/xxxx.
The post-closing details regarding the bankruptcy have not been found.
As per comment dated xx/xx/xxxx, the subject property is owner-occupied.

Foreclosure Comments:As per comment dated xx/xx/xxxx, the foreclosure was initiated and referred to an attorney on xx As per the Notice of Lis-pendens attached with the Updated title report, the complaint was filed on xx. As per comment dated xx/xx/xxxx, the foreclosure is placed on hold for awaiting funds to post.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx with new principal balance of xx of which xx has been deferred and the new interest bearing principal amount is in the amount of xx borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxxx% beginning from xx/x/xxxx to the new maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 633 |-xx-xx-273 |-xx-| -43.12796% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Current Occupancy is "Owner Occupied".   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure is "Yes".   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is ""   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1285 (Days)   Variance %:    Comment: Last payment Received is "9/xx/2020"   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 044332321044321110100032   Tape Value: 333211100333233210221100   Variance:    Variance %:    Comment: Payment History String Reversed is "43213110012244233011212m".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 230001011123440123233440 Tape Value: 001122012232333001132333 Variance: Variance %: Comment: Payment History String Reversed is "m21211033244221001131234". Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.090%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 0.000% and comparison data is 6.090%; hence, the variance is -6.090%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81924713	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,567.99	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject Mortgage was originated on xx
The chain of assignment has been completed.
There is an active junior mortgage in amount $xx in the xx
1st, 2nd installment of County taxes for the year of xxxx have been due in the amount of $ x,xxx.xx.
No prior delinquent taxes have been found.
The payment history as of xx/xx/xxxx shows that the borrower has been delinquent with the loan from x months and the next due date for the payment is x/xx/xxxx. The last payment was received in the amount of $xxxx.xx on x/xx/xxxx which was applied to the due date x/xx/xxxx. The current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections.
The payment history as of xx/xx/xxxx shows that the borrower has been delinquent with the loan from x months and the next due date for the payment is x/xx/xxxx. The last payment was received in the amount of $xxxx.xx on x/xx/xxxx which was applied to the due date x/xx/xxxx. The current UPB is in the amount of $xx,xxx.xx.
The servicing comment dated xx indicates that the borrower was in an active plan related to COVID-xx. The forbearance was offered for x month from xx. As per the comment dated xx forbearance plan has been extended for x months. No further details have been found.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2512.08   Variance: $-2512.08   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 5/xx/2020   Variance: 1329 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Not Applicable   Tape Value: $266058.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000010000000000000000000   Tape Value: 333212100000001010100000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000010000   Tape Value: 000001010000000001232333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $54,865.85. The disclosed finance charge of $54,791.35 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81973092	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	$0.00	$894.94	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	590	586	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	5.250%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment has been completed as the subject mortgage is still with the lender, xx. There is an active Junior HOA Lien against the subject property xx. There is an active Junior HOA Lien against the subject property xx. There is an active Junior Child Support Lien xx. There is an active Junior Child Support Lien available xx. The annual installment of county jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in REO and the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is increase in other bills.
No comments have been found regarding bankruptcy in the latest servicing comments.
The Step modification agreement was signed between the borrower xx and the lender xx on xx.
As per the comment dated x/xx/xxxx, the subject property has been occupied by an unknown party.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
The current status of the loan is foreclosure hold.
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/xxxx, the modification request for account xx entered on xx has been approved, and the new modified unpaid principal balance is $xxx,xxx.xx. The borrower pays the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xx%, and the trial starts on xx. There is no deferred balance or principal forgiven amount.
As per the servicing comment dated xx/xx/xxxx, the foreclosure was stated in the year xx and as per the servicing comment dated xx/xx/xxxx, the complaint was completed on xx. As per the servicing comment dated xx/xx/xxxx, FC was placed on hold due to loss mitigation. Further details were not provided.
As per the latest CC, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation or contested matters.
According to servicing comments dated xx/xx/xxxx, the wind damage to the roof and the total covered repair cost $xxxx.xx. Further details were not provided.
As per the servicing comment dated xx/xx/xxxx, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx located at xx. As per the comment dated xx/xx/xxxx, the sale has been scheduled on xx. However, the review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was foreclosed.

Update:
As per the servicing comment dated xx/xx/xxxx, the foreclosure was stated in the year xx, and as per the servicing comment dated xx/xx/xxxx, the complaint was completed on xx. As per the servicing comment dated xx/xx/xxxx, FC was placed on hold due to loss mitigation. Further details were not provided.

Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx and the lender xx on xx. The Unpaid Principal Balance is $xxx,xxx.xx with interest rate x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx that began from xx/x/xxxx. The maturity is x/x/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: 147 Tape Value: 2 |-xx-| 145 |-xx-| 7250.00000% Comment: Age of Loan is "147". Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: A   Variance:    Variance %:    Comment: Borrower #1 Middle Name is "xx".   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: REO   Tape Value: Collections   Variance:    Variance %:    Comment: Current Legal Status is "REO".   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currentlly in Foreclosure is "Yes".   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation TYpe is 360/360.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is "Step".   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 10/xx/2020   Tape Value: 10/xx/2025   Variance: -1826 (Days)   Variance %:    Comment: Mod step 1 date is "10/xx/2020".   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 5.250%   Tape Value: 6.250%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 Rate is "5.250%".   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 10/xx/2025   Tape Value: 10/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Mod step 2 date is "10/xx/2025".   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 6.250%   Tape Value: 6.375%   Variance: -0.125%   Variance %: -0.12500%   Comment: Mod step 2 Rate is "6.250%".   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage Type is "FHA".   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000444444444444444444444   Tape Value: 100000000000000000000000   Variance:    Variance %:    Comment: Payment History String is 000MMMMMMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444000   Tape Value: 000000000000000000000001   Variance:    Variance %:    Comment: Payment History String Reversed is MMMMMMMMMMMMMMMMMMMMM000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Stated Maturity Date   Loan Value:xx
Field: Subject Property Type Loan Value:xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 6.357% Variance -6.357%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.357%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The subject loan is xx Loan and the mortgage insurance certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida. The following disclosures are missing from the loan file.
Anti-Coercion Notice
Radon Gas Disclosure
Insurance Sales Disclosure"
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the permanent foundation.
According to the appraisal report located at “xx”, the type of subject property is a xx. As per the updated title report dated 12/xx/2020, VIN# is xx However, as per the xx which is attached with the subject mortgage located at “xx” the property has been affixed to land. Also, it shows Serial# as xx. The ALTA 7 Endorsement is not attached with the final title policy."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	7582.84	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82159546	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$7,329.52	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.540%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/xx/2018	xx	xx	4.000%	xx	04/xx/2018	Financial Hardship	The Updated title report dated xx/xx/xxxx shows that the mortgage was originated on xx
The chain of the assignment has been completed. The current assignment is with xx
There is an active mortgage prior to subject mortgage has been found. It was originated on xx
The annual installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx. The current ownership is vested in the name of xx
xx	The Payment History dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from x/xx/xxxx to date. The delinquency has been done for x months. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date x/xx/xxxx. The current P&I is $xxxx.xx and rate of interest is x%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.

Update:
As per the review of tape data payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The details of the last payment received are not available. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.

Collections Comments:The review of comment history shows that the loan is in collection.
According to comment history dated x/xx/xxxx, the borrower's income is impacted by covid xx. The comment history dated x/xx/xxxx states that the borrower is asking for assistance for covid.
The property has been occupied by the owner himself. No damage or repair to the property has been found. The borrower xx had filed the bankruptcy under xx. The plan was dismissed on xx

Update:
The current status of the loan is performing.
As per the review of tape data payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The details of the last payment received are not available. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per servicing comment dated xx borrower is on trial payment plan for x month. Further details were not available.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under xx. The plan was dismissed on xx

The subject loan was modified x/xx/xxxx with a new principal balance of $xxx,xxx.xx. The deferred balance other than deferred principal is $xxx,xxx.xx and the permanently principal forgiven is in the amount of $xxx,xxx.xx leaving a new interest bearing principal balance of $xxx,xxx.xx. The first payment begins from x/xx/xxxx and maturity date is x/xx/xxxx.	Affiliated Business Disclosure Credit Application Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 605 |-xx-xx-245 |-xx-| -40.49586% Comment: Modified loan Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No balloon   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $95469.33   Tape Value: $125897.23   Variance: $-30427.90   Variance %: -24.16883%   Comment: Per Modification Agreement   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/xx/2018   Tape Value: 3/xx/2018   Variance: -27 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx:    Comment: Per Note, first payment date is xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: 3/xx/2020   Variance:    Variance %:    Comment: Per Modification Agreement   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 3/xx/2023   Variance:    Variance %:    Comment: Per Modification   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Per Modification Agreement I/O period of 60 months. No I/O for origination   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Loan is not in foreclosure   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Variance %:    Comment: Per Pay History   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Modified loan   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 4/xx/2018   Tape Value: 3/xx/2023   Variance: -1795 (Days)   Variance %:    Comment: Per Modification Agreement   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.000%   Tape Value: 5.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Per Modification Agreement   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 4/xx/2023   Tape Value: 3/xx/2024   Variance: -335 (Days)   Variance %:    Comment: Modified loan   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 5.000%   Tape Value: 6.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Per Modification Agreement   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 4/xx/2024   Tape Value: 3/xx/2025   Variance: -334 (Days)   Variance %:    Comment: Per Modification Agreement   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 6.000%   Tape Value: 7.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Per Mod   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 4/xx/2025   Tape Value: 3/xx/2026   Variance: -334 (Days)   Variance %:    Comment: Per Modification Agreement   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 7.000%   Tape Value: 8.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Per Modification Agreement   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000044   Tape Value: 333332100000000000000000   Variance:    Variance %:    Comment: Per Pay History   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 440000000000000000000000   Tape Value: 000000000000000001233333   Variance:    Variance %:    Comment: Per pay history   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 3/xx/2058   Tape Value: 3/xx/2058   Variance: 12 (Days)   Variance %:    Comment: Per Modification Agreement   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test and the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is $989,669.86. The disclosed finance charge of $989,469.61 is not considered accurate because it is understated by more than $100."
* Issue with the legal description or recorded instrument (Lvl 2)     "According to the updated title report dated 1/xx/2024, the title defect category reflects immaterial typos. The alert note shows the spelling of the first name on the deed as Yamileth, and on mortgage Instr#2006R1062065, it is Amileth. The signature shows as Yamileth, but the printed name under the signature is reflected as Amileth."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82203945	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$976.40	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.460%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	1.750%	xx	01-xx-2016	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
The chain of assignment has been completed, currently the assignment is with xx.
There is a senior mortgage originated on xx.
There are no active liens and judgments found against the borrower.
Annual city and county taxes  will due on xx/xx/xxxx for the total amount of $xxx.xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received in the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xx,xxx.xx.

Collections Comments:The current status of the loan is in active bankruptcy.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received in the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xx,xxx.xx.
The loan has been modified since the origination. No comments have been found regarding the foreclosure.
The reason for default is unable to be determined.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-xx.
Update:
The loan is currently in active bankruptcy.
The reason for default is not available.
According to the tape data, the borrower filed for bankruptcy under xx. As per the servicing comments dated xx/xx/xxxx, the xx and the bankruptcy is still active.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No information has been found stating the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx. The POC Filed On xx With POC Claim Amount as xx and Arrearage is xx with xx.The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx  however, the unsecured portion is xx.
Plan Has confirmed on xx.
Update:
According to the tape data, the borrower filed for bankruptcy under xx. As per the servicing comments dated xx/xx/xxxx, the post-petition due date is xx and the bankruptcy is still active.	This loan modification agreement was made between the borrower xx and the lender xx on xx/x/xxxx the new principal balance is $xxxxx.xx.The borrower promises to pay the loan beginning from xx/x/xxxx up to Maturity xx/x/xxxx and will begin on xx/x/xxxx in the amount of $xxx.xx with modified interest rate of x.xxx%. The modification does not contain balloon payment.

Affiliated Business Disclosure Credit Application	Field: Amortization Term Months (CE, S&P) Loan Value: 300 Tape Value: 592 |-xx-xx-292 |-xx-| -49.32432% Comment: as per note Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $7714.58   Tape Value: $7724.77   Variance: $-10.19   Variance %: -0.13191%   Comment: as per modification   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 592   Variance: -292   Variance %: -49.32432%   Comment: as per note   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 765432222323333344444655   Variance:    Variance %:    Comment: as per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 556444443333323222254567   Variance:    Variance %:    Comment: as per payment history   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: application is missing   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: purpose is cashout.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $84000.00 Variance: Variance %: Comment: as per HUD-1 case is refinance Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Brokerage/Finder Fee Test: FAIL Loan Data $4,198.19 Comparison Data $1,763.95  Variance +$2,434.24
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Brokerage/Finder Fee Test: FAIL Loan Data $4,198.19 Comparison Data $1,763.95  Variance +$2,434.24
This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* LTV or CLTV exceeds 104% (Lvl 2)     "A uniform Appraisal report is missing in the loan file, however, values are updated as per 1008 and the appraisal value is xx and the loan amount is xx  therefore, LTV / LTV shows xx which exceeds 104%."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Business Disclosure is missing from loan files."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82237639	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,627.60	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.090%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2009	xx	xx	8.720%	xx	12/xx/2009	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx with xx

The chain of assignment has been completed; currently the assignment is with xx
There is a civil judgment against the borrower in the favor of xx which was recorded on xx in the amount of xx

There is a state tax lien against the borrower in the favor of xx in the amount of the xx recorded on xx
Annual combined and personal taxes for the year of xxxx are paid on xx in the amount of xx
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per comment history, the borrower is performing with the loan.
According to the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

No foreclosure activity found in the available servicing comments.
No evidence has been found regarding the active bankruptcy in the latest servicing comments.
The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
No damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx between the borrower xx and the lender xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per modification is xx The interest-bearing amount is xx There is deferred balance is xx There is no and principal forgiven amount.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: As per Note, the borrower last name is xx Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: xx   Comment: As per AOT, the deferred principal balance is xx   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: As per Note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no foreclosure.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001222122110000001   Tape Value: 000000022222211110000002   Variance:    Variance %:    Comment: As per payment history string is 00000000012221221000001 . However, the tape data reflects string is 000000022222211110000002.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000011221222100000000   Tape Value: 200000011212222220000000   Variance:    Variance %:    Comment: As per payment history string reversed is 100000011221222100000000. However, the tape data reflects string is 20000001121222220000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 3545 (Days) Variance %: Comment: As per modification, stated maturity date is xx However, the tape data reflects on xx Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "ComplianceEase risk indicator is "Significant" due to NC Rate Spread Home Loan Test: FAIL
NC RSHL DTI Provided Test: FAIL
NC RSHL Documentation Type Test: FAIL"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NC rate spread home loan test. (NC GS §24-1.1F (a) (7))
The loan is a rate spread home loan, as defined in the legislation. For more information please see the xx Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the xx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the DTI provided test. (NC HB 1817 Section 4(c) (SL2007-0352))
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan. PLEASE NOTE: This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums. See Legislative Summary Alert (below) for full repayment ability requirements.

This loan failed the documentation type test. (NC HB 1817 Section 4(c)(1), (c)(2) (SL2007-0352))
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification. PLEASE NOTE: This result is not a determination that the lender analyzed the obligor's ability to repay a rate spread home loan based on the obligor's credit history, current and expected income, current obligations, employment status, and other financial resources other than the obligor's equity in the real property that secures repayment of the loan. See Legislative Summary Alert (below) for full repayment ability requirements."	* Missing credit report (Lvl 3) "Credit report is missing in loan file."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $148,190.01, Comparison Data $148,265.26, Variance -$75.25
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $148,265.26. The disclosed finance charge of $148,190.01 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission disclosure is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82242328	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,703.67	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.350%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	596	Not Applicable	56.485%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	2.500%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx.

There is one UCC lien in the favor of xx.

The combined annual, school, and utility taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx and $xxx.xx on xx/xx/xxxx.  No prior year’s delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx.
The annual school taxes for xxxx were paid in the amount of $x,xxx.xx.
The annual utilities taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

The modification agreement was made on x/xx/xxxx between the borrower “xx” and the lender “xx”. As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $xxx.xx and an interest rate of x.xxx% beginning on x/xx/xxxx until the maturity date of x/xx/xxxx.

According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx.

Update:  According to the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date for the payment is xx/xx/xxxx. The date of the last payment received is not available. The P&I is $xxx.xx, the interest rate is x.xxx%, and the PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.
As per the note, the P&I is $xxx.xx and the interest rate is x.xx%.
Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx. The loan modification agreement was made between xx. The collection comment dated xx/xx/xxxx states the reason for default is unemployed due to Covid-xx. No evidence has been found for bankruptcy or foreclosure in recent collection comments. The collection comment dated xx/xx/xxxx states the borrower’s income impacted due to covid-xx pandemic. The collection comment dated xx/xx/xxxx states the covid-xx temporary assistance request has been received. The collection comment dated xx/xx/xxxx states the forbearance plan has been approved. As per the forbearance plan located at xx states the plan was starting from xx/xx/xxxx with P&I amount of $x,xxx.xx. The plan ends on xx/xx/xxxx. The collection comment dated xx/xx/xxxx states the subject property is affected by natural disaster. The collection comment dated xx/xx/xxxx states the damage to the property is structural and cost to cure is $x,xxx.xx. However, the exterior BPO report dated xx/xx/xxxx states the subject appears in good condition and no visible damages noted. There are no comments found regarding whether the repairs are completed or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx. As per the modified term, the new principal balance $xxx,xxx.xx. The borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of x/x/xxxx. The loan modification agreement has four steps with interest rate increasing from x.xxx% to x.xxx%.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 670 |-xx-xx-310 |-xx-| -46.26865% Comment: As per NOTE, the loan terms are 360 months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NO   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2027.85   Variance: $-2027.85   Variance %: -100.00000%   Comment: As per modification agreement, there is no deferred balance.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per Modification, there are 3 steps of Amortization Type.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 670   Variance: -310   Variance %: -46.26865%   Comment: As per NOTE, the loan terms are 360 months.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: 31 (Days)   Variance %:    Comment: As per Mod, the 1 step on 2/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 2/xx/2025   Tape Value: 1/xx/2025   Variance: 31 (Days)   Variance %:    Comment: As per Mod, the 2 step on 2/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 2/xx/2026   Tape Value: 1/xx/2026   Variance: 31 (Days)   Variance %:    Comment: As per Mod, the 3 step on 2/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000000000100   Tape Value: 443433235432000000543210   Variance:    Variance %:    Comment: As per payment history the string is 344444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001000000000000000001000   Tape Value: 012345000000234532334344   Variance:    Variance %:    Comment: As per payment history the string is reversed 444444444444444444444443.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 52.607%   Tape Value: 4392.000%   Variance: -4339.393%   Variance %: -4339.39300%   Comment: As per 1003, the DTI per 1003 is 52.607%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per subject property is in PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "An initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file. 1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3. TILA Disclosures in Spanish 4. Home Equity Consumer Disclosure 5. Home Equity Loan Interest and Fees Preclosing Disclosure   6. Home Equity Loan Copies of Documents 7. Home Equity Loan Rescission Notice 8. Fair Market Value of Homestead Property Acknowledgment 9. Home Equity Loan Notice of Address for Borrower Notification of Violation 10. Choice of Insurance Notice 11. Collateral Protection Insurance Disclosure 12. Non-Deposit Investment Product Disclosure Are there any promotional materials? 13. Insurance Solicitation/Post Commitment Requirement 14. Construction Loan Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82269671	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,351.64	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.407%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07-xx-2011	xx	Not Applicable	5.020%	xx	05-xx-2011	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx
There is an active judgment against the borrower, xx, in the favor of xx for the amount of $xx which was recorded on xx/xx/xxxx.
Annual combined taxes for the year xxxx have been paid total in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:The borrower is current with the loan.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx.  The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx.  The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
No foreclosure activity has been initiated.
No evidence related to occupancy and current condition of the subject property has been found in the latest available months of servicing comments; however, as per the BPO report dated xx/xx/xxxx located at “xx”, the subject property has been occupied by the owner. No damage to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower  “xx” had filed for bankruptcy under Chapter-xx with case#xx on xx and the plan was confirmed on xx. The POC was filed by the creditor xx. on xx with the POC amount of $xx,xxx.xx and the amount of arrearage is $x,xxx.xx. As per the order confirming the chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx for the period of xx months. The Schedule-D in Voluntary petition shows $x,xxx.xx as an unsecured portion out of the claim amount of $xx,xxx.xx. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx.  The case was discharged on xx.

The adjustment of terms agreement was made on xx between the borrower “xx” and the lender xx The new principal balance stated in the Modification is in the amount of $xx,xxx.xx. The borrower promises to make a monthly payment of $xxx.xx with a rate of interest of x.xx%, beginning from xx/xx/xxxx till the maturity date of xx.
Credit Application Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK was filed and it was discharged. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Foreclsoure was initiated.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 568   Variance: -208   Variance %: -36.61971%   Comment: As per the note, the loan maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000222211001111   Variance:    Variance %:    Comment: The payment history string 000000000000223333333331M22222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 111100112222000000000000 Variance: Variance %: Comment: The payment history string reversed is 222M1233333000000000000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE failed due to Discount Fee Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the discount fee test.
The sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage. "Discount points" does not include the costs associated with settlement services as defined in RESPA.
Discount Fee Test: FAIL Loan Data $2,405.60 Comparison Data $1,651.99 Variance +$753.61."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82269802	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$853.60	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	Full Documentation	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	Not Applicable	4.875%	xx	01-xx-2015	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated xx with the Lender as xx
The chain of assignment has not been completed. The latest assignment is with xx which was recorded on xx. However, it should be with xx.
No active judgments or liens have been found.
1st installment of county jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on x/xx/xxxx.
2nd installment of county jurisdiction tax of xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for xx months and the last payment was received on x/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of xx

//New updated comment-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx and current PITI is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per tape data is xx	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for xx months and the last payment was received on x/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of xx
The reason for default is unable to be determined.
The loan modification agreement was made between xx and (Lender) xx. on xx.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
The current status of the is bankruptcy.
As per the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is xx.
As per the collection comment dated xx/xx/xxxx, claimxx arrears amount has been paid in full and claimxx ongoing payment was last disbursed on x/xx/xxxx in the amount of $xxx.xx. Further details not provided.
No foreclosure activity has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter xx with the case xx on xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim amount of $xx,xxx.xx and amount of arrears is $xx,xxx.xx. As per the chapter xx plan, the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months. The date of the last filing is xx

Update:
As per the collection comment dated xx/xx/xxxx, claim#x arrears amount has been paid in full and claim#x ongoing payment was last disbursed on x/xx/xxxx in the amount of $xxx.xx. Further details not provided. The current status of the loan is in bankruptcy.	This loan modification agreement was made between xx
The borrower promises to pay the new UPB in the amount of $xx,xxx.xx with an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from xx. There is no provision for the balloon payment.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: xx Comment: N/A Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx
Field: Payment History String   Loan Value: 000000000000010000000044   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: The payment history string is 444444432104444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 440000000010000000000000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: The payment history string is 444444444444401234444444. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State (Indiana) which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD, estimated hud and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final Application / 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Origination appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana. The following disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. xx
3. xx
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82290673	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$428.20	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	47.905%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated x/xx/xxxx the subject mortgage was originated on xx.
The chain of assignment has been completed, currently the assignment is with xx.
There is an active junior Mortgage available in the updated title report in the amount of xx in favor of xx and it was recorded on xx.
The 1st installment of combined annual taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
The 2nd installment of combined annual taxes for the year xxxx have been due in the amount of $xxx.xx on xx/xx/xxxx.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of $xx,xxx.xx.
The loan has not been modified since the origination.
No comments have been found regarding the foreclosure and bankruptcy.
The reason for default is unable to be determined from the servicing comments.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower's Income is impacted by Covid-19? Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Borrower's Income is impacted by Covid-19 is No. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 001032102100044444432100   Tape Value: 654321032100100010010010   Variance:    Variance %:    Comment: Payment history string is 4443210123mmmmmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001234444440001201230100   Tape Value: 010010010101001230143456   Variance:    Variance %:    Comment: Payment history string reversed is mmmmmmmmmmmmm321012344   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per application is Limited cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "IN License Validation Test: FAIL
This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "IN License Validation Test: FAIL
This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-xx-101, Ind. Code § 24.4.4-xx-101)"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82320940	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,931.34	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.950%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	560	578	49.179%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05-xx-2019	xx	Not Applicable	4.000%	xx	01-xx-2019	Financial Hardship	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on lower lien position. Subject mortgage was originated on xx.
Chain of assignment is incomplete as the current assignee is xx.
There are four municipal liens in the total amount of xx, all recorded with xx.
There is a junior mortgage in the amount of $xx recorded with xx.
There is a junior civil judgment in the amount of $xx.
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is in performing Stage. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing Stage. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with fixed interest rate of x.xx % and P&I of $xxx.xx. First payment was started from xx/x/xxxx and the maturity date is xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: 11/xx/2019 Tape Value: 12/xx/2019 |-xx-xx-26 (Days) |-xx-| Comment: Doc date of last modification is "11/xx/2019". Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx  Comment: Escrow balance per payment history is "xx".   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active? is "Not Applicable"   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. amort potential? is "Not Applicable"   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at origination (Property Usage Type) is "Primary".   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000004443222111100111   Variance:    Variance %:    Comment: Payment history string is "000000004443222111100111".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 111001111222344400000000   Variance:    Variance %:    Comment: Payment history string reversed is "1101112244444400000000".   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx Comment: Principal balance stated in mod is "114,576.15".   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Property address street is xx"   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property city is "xx"   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx  Variance:    Variance %:    Comment: Property postal code is "xx"   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is "xx".   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Comment: Unpaid current principal balance (UPB) per payment history is xx". Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82565072	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,374.88	12/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	6/xx/2014 12:00:00 AM	xx	xx	4.900%	xx	01-xx-2014	Financial Hardship	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated on xx in the amount of xx with “xx” and it was recorded on xx as Bk/Pg# xx.

The chain of assignment is incomplete as the subject mortgage is assigned with “xx” on xx/xx/xxxx. However; it should be with “xx”.

No active lien or judgment found pending against borrower.

Annual county taxes for the year xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.

No delinquent taxes have been found for the prior year.
The payment history dated as of x/xx/xxxx reveals that the borrower is x month behind his scheduled payments and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xx,xxx.xx.	Collections Comments:The loan is currently in foreclosure.

The payment history dated as of x/xx/xxxx reveals that the borrower is x month behind his scheduled payments and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xx,xxx.xx.

No bankruptcy has been filed.

As per the review of latest collection comments the foreclosure was accelerated in the loan in xx. The foreclosure was referred to attorney on xx. The sale has been scheduled on xx. However; no further comments have been found regarding foreclosure hold.

As per the collection comment dated x/xx/xxxx, the borrower’s income has been affected due to Covid-xx pandemic & the borrower requested for the temporary assistance. Comment dated x/xx/xxxx states that Covid-xx deferment has been processed on x/xx/xxxx with the amount of $xxx.xx for the due date x/xx/xxxx. Further information is not available.

BPO report dated x/xx/xxxx at the locator “xx” states that the property is owner occupied with oxxll axxge condition. No damages have been found.

Foreclosure Comments:As per the review of latest collection comments the foreclosure was accelerated in the loan in xx. The foreclosure was referred to attorney on xx. The sale has been scheduled on xx. However; no further comments have been found regarding foreclosure hold.
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender with an effective date of xx and a new principal balance is $xx,xxx.xx and borrower had given promise to pay P&I in the amount of $xxx.xx with the fixed interest rate beginning on xx with a new maturity date of xx. The borrower had also given the promise to pay the deferred balance in the amount of $xxx.xx. The UPB that has been amortized is $xx,xxx.xx as an interest bearing amount.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Prepayment Penalty Rider	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 562 |-xx-xx-202 |-xx-| -35.94306% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Note does not reflects balloon clause.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was initiated on the property & currently the FC is active.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $981.56   Variance: $-981.56   Variance %: -100.00000%   Comment: Deferred principal balance per payment history is $0.0.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 562   Variance: -202   Variance %: -35.94306%   Comment: Loan Original Maturity Term Months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 021001210321321024323232   Tape Value: 223220032105432132432434   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 1324344443444344443444MM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 232323420123123012100120 Tape Value: 434234231434501230032322 Variance: Variance %: Comment: The Payment History String reversed is MM4443444434443444434231. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment Rider is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82706967	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,564.16	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	649	671	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	3.273%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was xx. The chain of assignment has been completed. The last assignment is with xx Active mortgages, liens, and judgments: There is one civil judgment which was recorded on xx. There is one junior mortgage to the subject mortgage which was xx. The county taxes of xxxx of 1st and 2nd installment have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.	As per the review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx% which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of xx.	Collections Comments:As per collection comment the current legal status of loan is performing. As per the review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx% which was applied for due date x/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of xx.

As per the collection comment the reason for default is unable to determine. The subject property is owner occupied. The borrower's intention is to keep the property. As per collection comment dated x/xx/xxxx the damage was occurred due to hail damage and received the xx. However no further details are found related to it.

The loan was modified on x/xx/xxxx between the borrower xx with an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from x/xx/xxxx. The maturity date as per modification is x/xx/xxxx.There is no any deferred balance. The interest-bearing amount is xx.
The modification contains different interest rate and P&I at specific time periods.

No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on x/x/xxxx between the borrower xx with an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx. The maturity date as per modification is x/x/xxxx.There is no any deferred balance. The interest-bearing amount is xx. The modification contains different interest rate and P&I at specific time periods.	Affiliated Business Disclosure Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: The lender does not require the MI. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 563   Variance: -203   Variance %: -36.05683%   Comment: Loan original maturity term months is 180   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $299975.00   Variance:    Variance %:    Comment: The Appraisal report at the time of origination is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 127.125%   Variance:    Variance %:    Comment: The original CLTV Ratio Percent is 128.938%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 98.594%   Variance:    Variance %:    Comment: The original standard LTV(OLTV) is 100.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000003210099999987   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 789999990212300000000000   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is 000000000000000000000000.   Tape Source: Initial   Tape Type:
xx
Field: Stated Maturity Date Loan Value: 6/xx/2059 Tape Value: 7/xx/2057 Variance: 700 (Days) Variance %: Comment: The mod reflects the stated maturity date is 06/xx/2059. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 5.688%. The disclosed APR of 5.171% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 5.688%. The disclosed APR of 5.171% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,832.11	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82831880	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,160.62	12/xx/2023	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/xx/2018	xx	Not Applicable	4.639%	xx	03/xx/2018	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is junior mortgage against subject property which is in the amount of $xx recorded on xx/xx/xxxx and originated by xx
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xx,xxx.xx.	Collections Comments:Review of the payment history available from x/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history in the amount of $xx,xxx.xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred on xx Foreclosure complaint was filed on xx
Foreclosure was put on hold due to moratorium on xx

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred on xx Foreclosure complaint was filed on xx
Foreclosure was put on hold due to moratorium on xx

Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of x/x/xxxx and a new principal balance is $xx,xxx.xx to a step modification and the rate started from x.xxx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on x/x/xxxx with a new maturity date of x/x/xxxx. The rate changes in x steps ending at x.xx%. In addition to principal amount of $xx,xxx.xx permanently forgiven by the lender which exceeds more than x.xx% of the modified unpaid principal balance.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 181 Tape Value: 635 |-xx-xx-454 |-xx-| -71.49606% Comment: Tape Source: Initial Tape Type:
Field: First Pay Change Date   Loan Value: Not Applicable   Tape Value: 3/xx/2018   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: 3/xx/2018   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 P&I   Loan Value: $435.29   Tape Value: $425.06   Variance: $10.23   Variance %: 2.40671%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 P&I   Loan Value: $493.33   Tape Value: $481.74   Variance: $11.59   Variance %: 2.40586%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 P&I   Loan Value: $533.03   Tape Value: $520.50   Variance: $12.53   Variance %: 2.40730%   Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 3/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.25000%   Tape Value: 4.63900%   Variance: 4.61100%   Variance %: 4.61100%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 10/xx/2019   Tape Value: 6/xx/2019   Variance: 118 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $153.39 Variance: $-153.39 Variance %: -100.00000% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL"
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83020189	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,692.02	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.290%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	656	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07-xx-2017	xx	xx	2.000%	xx	01-xx-2017	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx with lender xx which was recorded on xx. The chain of the assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx/xx/xxxx. It should be with xx.
x) There is an active civil judgment against the borrower in the favor of xx. which was recorded on xxfor the amount of $xx.
The first and second installment county taxes of xxxx are due in the total amount of $xxxx.xx for the due date of x/xx/xxxx & xx/xx/xxxx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for x month and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the loan is in the collection. The review of payment history shows that the borrower has been delinquent for x month and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.
The step loan modification agreement was made on xx between the borrower xx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% for xx months, then $xxx.xx with the interest rate of x.xxx% for xx months and $xxx.xx with the interest rate of x.xxxx% beginning from xx till the maturity date of xx. The deferred balance amount is $xx,xxx.xx and the interest-bearing amount is $xx,xxx.xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.
The borrower had filed bankruptcy under chapter x with the case xx on xx. The case was discharged on xx
A review of the collection comment shows no indication of post-closing foreclosure activity.
The reason for default as per servicing comment is a reduction of income.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter x with the case #xx on xx. The case was discharged on xx and terminated on xx.	The step loan modification agreement was made on xx between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% for xx months, then $xxx.xx with the interest rate of x.xxx% for xx months and $xxx.xx with the interest rate of x.xxxx% beginning from xx till the maturity date of xx. The deferred balance amount is $xx,xxx.xx and the interest-bearing amount is $xx,xxx.xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.

Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 648 |-xx-xx-288 |-xx-| -44.44444% Comment: 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $42303.88   Tape Value: $42528.99   Variance: $-225.11   Variance %: -0.52930%   Comment: $42,303.88   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 648   Variance: -288   Variance %: -44.44444%   Comment: 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx  Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 9/xx/2023   Tape Value: 8/xx/2023   Variance: 31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000110010110001   Tape Value: 111111101121211111111100   Variance:    Variance %:    Comment: 1111M1101112121111111MMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 100011010011000000000000 Tape Value: 001111111212121101111111 Variance: Variance %: Comment: mmm1111112121111011m1111. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia state. The following state disclosure is missing from the loan file.  1) Disclosure of Additional Fees"
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83048302	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$4,537.30	12/xx/2023	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.390%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	4.000%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
 Active liens and judgments are as follows:
There are twenty five active water/sewer liens against the subject property in the favor of xx.
There is junior Mortgage active in the favor of xx.
There is junior Mortgage active in the favor of xx.
There is junior Mortgage active in the favor of xx.
RE tax Status:
xxxx taxes are paid in amount $xxxx.xx.  No prior year delinquent taxes have been found.
The payment history as of xx/xx/xxxx shows that the loan is performing and next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the servicing comments shows that the loan is current and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of $xxx,xxx.xx. As per tape data current Interest Rate is x.xxx %.
The loan was modified on x/xx/xxxx with new UPB in the amount of $xxx,xxx.xx.
As per comment dated xx/xx/xxxx, the foreclosure was started by referring to attorney xx.
Servicing comment dated x/xx/xxxx states that borrower had left behind due to plumbing problems at the property.

Update:

The current status of the loan is collection.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:As per comment dated xx/xx/xxxx, the foreclosure was started by referring to attorney xx/xx/xxxx. The Notice of default was filed on xx/xx/xxxx. Foreclosure was put on hold for Modification on dated xx/xx/xxxx. The foreclosure action was closed on x/xx/xxxx.
Bankruptcy Comments:As per PACER records, the borrower (Arlene xx Bradley) had filed the bankruptcy under chapter xx with case # xx-xxxxx on xx/xx/xxxx.
The POC was filed on xx/xx/xxxx with a secured claim amount of $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx.
The debtor was dismissed on xx/xx/xxxx & the case was terminated on xx/xx/xxxx.	The loan modification agreement was made between xx with the new modified unpaid principal balance is $xxx,xxx.xx to be paid with fixed interest rate x.xxx% and the modified P&I was $x,xxx.xx. The first modified payment due date is xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 627 |-xx-xx-267 |-xx-| -42.58373% Comment: Amortization term is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankrutpcy available in loan file.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure available in loan file.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 6/xx/2022   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 627   Variance: -267   Variance %: -42.58373%   Comment: Loan original Maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 6/xx/2022   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 4.050%   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Original SZtandard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 033333333333332211000000   Tape Value: 009999998765432211100000   Variance:    Variance %:    Comment: Payment History String is 00mmmmmmmmmmmmm44432112444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000112233333333333330 Tape Value: 000001112434567899999900 Variance: Variance %: Comment: Payment History string is mm000112444mmmmmmmmmmmmmm Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Laon application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $119,355.41. The disclosed finance charge of $230,014.61 is not considered accurate because it is understated by more than -$110,659.20. This loan failed the TILA APR test.  The annual percentage rate (APR) is 2.614%. The disclosed APR of 4.390% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. TILA APR Test: FAIL Loan Data is 2.614%, Comparison Data is 4.390% ; hence, variance is -1.776%."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated bisiness disclosure is missing from loan file."	* Credit score not provided (Lvl 1) "Credit score not provided."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83145059	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$1,940.51	$4,164.03	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	35.375%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11-xx-2018	xx	xx	2.500%	xx	01-xx-2018	Financial Hardship	The Updated Title Report dated x/xx/xxxx reflects the subject mortgage was originated on xx.
The chain of assignment is completed with the latest assigned to xx.
There is an ECB Lien in the amount of xx.
There is a Criminal Judgment in the amount of xx.
The Annual Tax Amount reflects $x,xxx.xx.
The xxxx Annual Utilities were due by x/xx/xxxx and are now delinquent in the amount of $x,xxx.xx which was good thru x/xx/xxxx.
The xxxx Combined 1st Installment Taxes were paid on x/xx/xxxx in the amount of $x,xxx.xx.
The xxxx Combined 2nd Installment Taxes are due by xx/xx/xxxx in the amount of $x,xxx.xx.
The xxxx Combined 3rd Installment Taxes are due by x/xx/xxxx in the amount of $x,xxx.xx.
The xxxx Combined 4th Installment Taxes are due by x/xx/xxxx in the amount of $x,xxx.xx.	The loan is current and the next payment is due on x/xx/xxxx. The last funds were received on x/xx/xxxx in the amount of $x,xxx.xx and were applied to the June, July and August xxxx payments. The payment history reflects the current rate is x.x% with a P&I payment of $x,xxx.xx and PITI $x,xxx.xx. The current UPB reflects in the amount of $xxx,xxx.xx. The payment history also reflects a "xnd Mortgage" of $xxx,xxx.xx which appears to be the deferred interest.	Collections Comments:The loan is current and the next payment is due on x/xx/xxxx. The last funds were received on x/xx/xxxx in the amount of $x,xxx.xx and were applied to the June, July and August xxxx payments. The payment history reflects the current rate is x.x% with a P&I payment of $x,xxx.xx and PITI $x,xxx.xx. The current UPB reflects in the amount of $xxx,xxx.xx. The payment history also reflects a "xnd Mortgage" of $xxx,xxx.xx which appears to be the deferred interest.
The loan has been modified at least x times since origination; on xx.  The Loan Modification Agreement dated x/xx/xxxx reflects a new UPB in the amount of $xxx,xxx.xx to be repaid at a fixed rate of x.x% with a P&I payment of $x,xxx.xx beginning x/xx/xxxx until the new maturity date of x/xx/xxxx.  The deferred amount other than principal reflects as $xx,xxx.xx that is due at maturity in a balloon payment.
Servicing comment dated x/xx/xxxx reflects the RFD is due to the borrower's husband being unemployed due to COVID-xx.  The servicer offered assistance however borrower declined and full reinstatement was paid in the amount of $x,xxx.xx and postdated for x/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified at least x times since origination; on xx reflects a new UPB in the amount of $xxx,xxx.xx to be repaid at a fixed rate of x.x% with a P&I payment of $x,xxx.xx beginning x/x/xxxx until the new maturity date of x/x/xxxx. The deferred amount other than principal reflects as $xx,xxx.xx that is due at maturity in a balloon payment.	Affiliated Business Disclosure Credit Report Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 595 |-xx-xx-235 |-xx-| -39.49579% Comment: Amortization Term Months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The Note at origination was not a balloon.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2018   Tape Value: 4/xx/2018   Variance: 10 (Days)   Variance %:    Comment: The latest loan modification was dated 4/xx/2018.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 596   Variance: -236   Variance %: -39.59731%   Comment: The loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011100444444444444444443   Tape Value: 212210025433322100003210   Variance:    Variance %:    Comment: Payment history string is 012210024433322100003210.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 344444444444444444001110   Tape Value: 012300001323334520022212   Variance:    Variance %:    Comment: The payment history string reversed is 012300001223334420012210.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 35.375% Tape Value: 3624.000% Variance: -3588.625% Variance %: -3588.62500% Comment: Post-Close DTI per 1003 is 35.375%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Risk Indicator is "Elevated" due to failing the Tax Service Fee Test. Tax Service Fee Test: FAIL. Loan Data $88.00; Comparison Data $0.00; Variance +$88.00.
This loan failed the tax service fee test. (HUD Mortgagee Letter 2006-04).  The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance.
The Final HUD reflects a "4506 Fee to National Tax Verification" for $88 on line 808."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83295651	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,853.00	10/xx/2020	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.950%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	41.171%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	3.625%	xx	01-xx-2017	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
There is an active junior mortgage in the amount of xx.
There is an IRS lien but the SSN no. in the document does not match with the borrower’s SSN.
Annual taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior years.
According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for xx months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.x	Collections Comments:The current status of the loan is delinquent under bankruptcy.
According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for xx months and the next due date for the regular payment is xx/xx/xxxx.  The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of xx.
AS per collection comments review, borrower’s intention is to keep the property. Property is in axxge condition and no evidence of damage has been found.
The foreclosure was initiated on the subject property in xxxx and the complaint has been filed on xx. The foreclosure file was put on hold due to bankruptcy under chapter-xx on xx.
The loan modification agreement was made on x/xx/xxxx between the borrower xx and lender xx. The borrower promises to make a monthly payment of xx with the interest rate of x.xxx % beginning from x/xx/xxxx till the maturity date of x/xx/xxxx. The New Principal Balance stated in the modification is xx. From UPB, deferred balance was xx and the interest bearing amount was xx. Lender agrees to forgive the deferred principal balance of xx which is exceeding x.xx% of modified principal balance, provided the borrower will not default any payments such that the equivalent of three full monthly payments are due and unpaid on the last day of any month, on each of the first, second and third anniversaries of xx.

Foreclosure Comments:The foreclosure was initiated on the subject property in xxxx and the complaint has been filed on xx. The foreclosure file was put on hold due to bankruptcy under chapter-xx on xx.
Bankruptcy Comments:Borrower xx had filed Bankruptcy under chapter-xx on xx. Plan has been confirmed on xx. POC was filed on xx states the amount of secured claim is xx with arrearage amount of $xx,xxx.xx. The schedule D of a voluntary petition dated xx/xx/xxxx shows the amount of claim is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The date of last filing is x/xx/xxxx.	The loan modification agreement was made on x/x/xxxx between the borrower xx . The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from x/x/xxxx till the maturity date of x/x/xxxx. The New Principal Balance stated in the modification is xx. From UPB, deferred balance was xx and the interest bearing amount was xx. Lender agrees to forgive the deferred principal balance of xx which is exceeding x.xx% of modified principal balance, provided the borrower will not default any payments such that the equivalent of three full monthly payments are due and unpaid on the last day of any month, on each of the first, second and third anniversaries of xx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 599 |-xx-xx-239 |-xx-| -39.89983% Comment: Amortization term months (CE, S&P) is "360" Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is "Not Applicable"   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx Sr   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is "xx Sr"   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Current legal status is Bankruptcy-Delinquent   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure? is "Yes"   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $99795.65   Tape Value: $66530.43   Variance: $33265.22   Variance %: 50.00000%   Comment: Deferred principal (Modification) per payment history is "$99,795.65"   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 599   Variance: -239   Variance %: -39.89983%   Comment: Loan original maturity term months is "360"   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.95000%   Tape Value: 3.62500%   Variance: 4.32500%   Variance %: 4.32500%   Comment: Original stated rate is "7.95000%"   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 8/xx/2019   Tape Value: 3/xx/2019   Variance: 147 (Days)   Variance %:    Comment: S&C filing date is "8/xx/2019"   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $2218.61 Variance: $-2218.61 Variance %: -100.00000% Comment: Suspense balance per payment history is "$0.00" Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report missing in loan file"	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan files."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan files."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date not consistent with note and hud."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1 settlement date is after note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83315287	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$1,115.98	11/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx which was recorded on xx.
The chain of assignment has not been completed. The current assignment is with xx which was recorded on xx however, it should be with xx
There is a junior mortgage against the subject property in favor of xx which was recorded on xx.
There is also a credit card judgment against the borrower in favor of xx, in the amount of $xx which was recorded on xx
There is an HOA lien against the subject property in favor of xx in the amount of xx which was recorded on xx
The annual county taxes of xxxx are due in the amount $x,xxx.xx on x/xx/xxxx.
No prior year’s delinquent taxes have been found.
As per payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected as per the payment history is in the amount of xx till the due date of x/xx/xxxx.	Collections Comments:The loan is currently in bankruptcy.
As per payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected as per the payment history is in the amount of xxx till the due date of x/xx/xxxx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Foreclosure Comments:As per updated title report, the foreclosure was initiated in xx and the complaint was filed on xx. However, the foreclosure was put on hold due to the borrower xx  filed bankruptcy under Chapter-xx with the case# xx. The date of last filing is xx.
Bankruptcy Comments:According to the xx, the borrower xx filed for bankruptcy under Chapter-xx with the case# xx on xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was $xx,xxx.xx. Schedule-D in Voluntary petition shows xx as unsecured portion out of claim amount xx and the value of collateral is xx. Did not see comments indicating a cram down. The date of last filing is xx.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Payment History String   Loan Value: 000010212110111100000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000001111011212010000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: PUD. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83570274	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,743.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	40.989%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx with lender xx which was recorded on xx
The chain of the assignment has been completed as no assignment has been done by xx
There is a junior mortgage in the favor of xx in the amount of xx which was recorded on xx
No active judgment or liens have been found.
The annual county taxes of xxxx have been paid in the total amount of xx
No delinquent taxes have been found for the prior year.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx
There is a junior mortgage that was originated on xx and recorded on xx with the lender “xx” for the amount of xx
The first installment of county taxes for xxxx was paid in the amount of xx
The second instalment of county taxes for xxxx is due in the amount of xx
No prior year’s delinquent taxes have been found.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is x/xx/xxxx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found. Currently, the borrower xx is working as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Post-Close DTI per 1003 Loan Value: 46.019% Tape Value: 46.042% |-xx-xx-0.023% |-xx-| -0.02300% Comment: DTI is 40.989%. Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 44.450% Tape Value: 44.472% Variance: -0.022% Variance %: -0.02200% Comment: Post close housing ratio percent is 39.591%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor. The loan has an APR of 5.854%. The APR threshold to qualify for a safe harbor is 5.120%."
* Higher-Priced Mortgage Loan test Fail (Lvl 3)     "Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s).  Loan is escrowed, APOR exceeded by 0.734%."
* Income documentation does not meet guidelines (Lvl 3)     "YTD income does not supported to Regular Income.

Regular Income = 21.17*40*52/12 = $3,669.47.
YTD Income= 25,683.36/7.98 = $3,255.178."
* No evidence of required debt payoff (Lvl 3)     "Evidence of payoff is missing from the file.

Payoff letter or evidence of xx with monthly payment of $212.00 is missing from the file."
																																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Second Lien of Principle amount of $11,400.00 from Arizona Industrial Development Authority does not reflect any P&I monthly payment."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.019% as the Borrower income was $3,632.20 and total expenses are in the amount of $1,671.52 per calculations and the loan was underwritten by AUS/LP (Locator# xx) with DTI 42% and its recommendation is “Accept.” SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83584416	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,917.15	01/xx/2019	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	26.302%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11-xx-2017	xx	Not Applicable	4.500%	xx	01-xx-2017	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior Muni/City/Code Lien lien against subject property which is in the amount of $xx recorded on xx and filed by xx.
There is active junior state tax lien against borrower which is in the amount of $xx recorded on xx and filed by xx.
There is active civil judgment lien against borrower which is in the amount of $xx recorded on xx and filed by xx.
Annual county taxes for the year of xxxx-xx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years
Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for xx months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.	Collections Comments:Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for xx months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.
The debtor xx had filed Bankruptcy under chapter-xx on xx and the plan was confirmed on xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is xx out of secured claim in the amount of xx.  The POC was filed on xx.

Foreclosure Comments:The foreclosure proceedings have been initiated on the loan by referring it to Attorney on xx. Foreclosure was put hold on xx due to bankruptcy files. Schedules sale date of xx has been cancelled due to bankruptcy. No further evidences have been available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-xx on xx and the plan was confirmed on xx.
The Schedule-D in Voluntary petition shows that the unsecured amount is xx.
The loan was modified on x/xx/xxxx with new principal balance of $xx,xxx.xx. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from x/x/xxxx to the new maturity date of xx.	Credit Report Initial Escrow Acct Disclosure Origination Appraisal	Field: Current Foreclosure Status Loan Value: Complaint Filed Tape Value: Judgment Entered |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx Variance:    Variance %:    Comment: Deferred balance amount is not applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: 10 (Days)   Variance %:    Comment: Doc date of last modification is xx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx Comment: Loan original maturity term months are 360   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. amort potential is not applicanle   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:xx   Comment: Original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: QPONMLKJIHGFEDCBA9087654   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444444   Tape Value: 4567809ABEDEFGHIJKLONOPQ   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Property address street is xx  Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing in the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "xx License Validation Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to xx License Validation Test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file"
																																																																																																								* Missing Appraisal (Lvl 2) "An appraisal report at origination is missing from the loan file"		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83647938	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$953.72	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.880%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx.
The chain of the assignment has not been completed. The latest assignment is with xx which was recorded on xx. However, the missing assignment is to “xx”.
No active liens and judgments have been found against the borrower and the property.
Annual county taxes for the year xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx The borrower reinstated his account by paying off $xx,xxx.xx on xx/xx/xxxx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx. The borrower reinstated his account by paying off $xx,xxx.xx on xx/xx/xxxx.
Unable to determine the reason for the default from the available servicing comments. No modification, forbearance details are available in recent collections comments.
has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrower xxhad filed for bankruptcy under Chapter-xx with case# xx on xx and the plan was confirmed on xx. The POC was filed by the creditor xx on xx with the POC amount of xx, and the amount of arrearage is $xx,xxx.xx. As per the order confirming the chapter xx plan the debtor was supposed to pay to the trustee in the amount of $x,xxx.xx for the period of xx months for the total amount of xx to the trustee. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx.	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: No REO found. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000014444   Tape Value: 777822222345678999122222   Variance:    Variance %:    Comment: The payment history string reversed is 321433333MMMMMMM444444444433333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444410000000000000000000 Tape Value: 222221999676543222278777 Variance: Variance %: Comment: The payment history string reversed is 333444444444MMMMM333334123. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx state. The following require state disclosures are missing from the loan file.
1. Cash-Out Refinance Disclosure.
2. Property Insurance Disclosure.
3. Colorado Notice to Cosigner.
4. xx Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84124137	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$534.11	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx in the amount of xx with “xx” and it was recorded on xx as Bk/Pg# xx

The chain of assignment has been completed as currently the mortgage is with current assignee “xx” & the AOM was recorded on xx

No active lien or judgment found pending against borrower.

Annual county taxes for the year xxxx are paid off in the amount of $xxx.xx on xx/xx/xxxx.

No delinquent taxes have been found for the prior year.
The review of updated payment history as of xx/xx/xxxx shows the borrower is making payments regularly. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate xx.xxx % which was applied for due date xx/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is currently in performing status.

The review of updated payment history as of xx/xx/xxxx shows the borrower is making payments regularly. Next due date for the payment is xx/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate xx.xxx % which was applied for due date xx/xx/xxxx. The current UPB as per the seller tape data provided is in the amount of $xx,xxx.xx.
Collection comment does not state reason for default.
No bankruptcy & foreclosure record has been found.
No evidence has been found regarding litigation and contested matter.
According to the collection comments, the property is owner occupied with no damage observed.
No evidence has been found regarding COVID-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $1018.94 |-xx-| $-1018.94 |-xx-| -100.00000% Comment: Deferred balance per payment history is $0.0. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000011111   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 010000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 111110000000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: The Payment History String reversed is 000000000000000000000010. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "ComplianceEase risk indicator is "Significant" as the loan is failed for:

NC Rate Spread Home Loan Test
NC RSHL DTI Provided Test
NC RSHL Documentation Type Test"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.

This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* Property is Manufactured Housing (Lvl 4)     "Home is not affixed.
An Appraisal Report at the origination located at “xx” shows the type of subject property as a “Manufactured Home”. However, the Affidavit of Affixation is not available in the loan file. Neither ATLA 7 endorsement is incorporated with final title policy nor VIN# is available with the legal description of subject mortgage. According to the tax report subject property use is mobile home, therefore the manufactured home not attached to a permanent foundation."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: $207,303.69 Comparison Data: $207,385.65 Variance: -$81.96
The finance charge is $207,385.65. The disclosed finance charge of $207,303.69 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
84211007	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$567.00	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.480%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/xx/2020	xx	Not Applicable	3.330%	xx	08/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is from xx
No active liens and judgments have been found.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.

Update: According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on x/xx/xxxx with the lenderxx. for the amount of $xx, which was recorded on x/xx/xxxx.
No active liens or judgments have been found.
Annual county taxes for xxxx are paid in the amount of $xxx.xx.
Annual county taxes for xxxx are due in the amount of $xxx.xx.
No prior-year delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.

Update:-According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xx,xxx.xx.

Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
The loan was modified on xx/xx/xxxx between the borrower Thomas E Ramey, Trina Ramey and the lender xx As per the modified terms, the new principal balance is in the amount of $xx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx and the interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.
The borrower did not file bankruptcy yet.
The foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. However, the foreclosure was put on hold due to loss mitigation. No further details have been found regarding foreclosure.
As per the comment dated xx/xx/xxxx, the reason for default is curtailment of income. No details have been found regarding covid-xx.
The subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. However, the foreclosure was put on hold due to loss mitigation. No further details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/xxxx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is in the amount of $xx,xxx.xx. The borrower has promised to pay in the amount of $xxx.xx and the interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 675 |-xx-xx-315 |-xx-| -46.66666% Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: 1230 (Days)   Variance %:    Comment: The latest loan was modified on 06/xx/2020.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: 7/xx/2020   Tape Value: 4/xx/2020   Variance: 91 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: doc missing   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 675   Variance: -315   Variance %: -46.66666%   Comment: Loan original maturity terms are 360 months.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000111110000000000   Tape Value: 099999876543222222222222   Variance:    Variance %:    Comment: Payment history string is 000123444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000011111000000000   Tape Value: 222222222222345678999990   Variance:    Variance %:    Comment: Payment history string reversed is 4444444444444444321000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 3091.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: doc missing   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: 12/xx/2019   Tape Value: 12/xx/2019   Variance: -1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: -17 (Days) Variance %: Comment: The new maturity date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test.
This loan failed the TILA right of rescission test.
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $182,343.55. The disclosed finance charge of $136,320.04 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: Loan data: $136,320.04, Comparison data: $182,343.55, Variance data; -$46,023.51
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $182,343.55. The disclosed finance charge of $136,320.04 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: Loan data: $136,320.04, Comparison data: $182,343.55, Variance data: -$46,023.51
This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.043%. The disclosed APR of 8.487% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Loan data: 8.487%, Comparison data: 10.043%, Variance data: -1.556%
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
Brokerage/Finder Fee Test: Loan data: $3,915.99, Comparison data: $1,762.79, Variance data: +$2,153.20"
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the appraisal report, the original appraisal value is $84,000.00 and the original loan amount is $88139.63. However, the LTV/CLTV exceeds 104%."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the all borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan files."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84344604	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,692.45	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.410%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	27.199%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in favor of xx and it was recorded on xx.
The chain of assignment is incomplete. There is a break in mortgage assignment from xx Currently, the mortgage is with the xx
No active judgments or liens have been found.
Annual county taxes of the year xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx
The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000132222   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 222231000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County Loan Value: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the tax service fee test. The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan was originated on xx as FHA. Final 1003 and Final HUD-1 show MI fess is $36.95. The required MI certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan fie."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84363239	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,956.46	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	589	Not Applicable	41.975%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx
The chain of assignment has been completed as the mortgage is currently with the current assignee xx
No active judgments or lien have been found against the borrower or subject property.

The annual combined taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xx,xxx.xx.
The loan has not been modified since origination.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the foreclosure proceedings.

At the time of loan origination borrower was working as xx

As Collection comments are missing therefore the Covid-xx review is not performed on this loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Right of Rescission	Field: Original CLTV Ratio Percent Loan Value: xx Comment: "Collateral Value used for Underwriting: $120,000.00 Amount of Secondary Lien(a): $00.00 Loan Amount: xx " Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx. "   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 41.975% Tape Value: 13.510% Variance: 28.465% Variance %: 28.46500% Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Critical" (Lvl 4) "Compliance Ease risk indicator is Critical as loan is failing for Initial Loan Estimate Delivery Date Test (from application).

The Initial LE dated 05/xx/2020 was signed by the borrower on 10/xx/2020 (after closing date 08/xx/2020).

This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR
§1026.19(e)(1)(iii)(A) )
The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written
application."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),
(e)(1) )
This loan does not qualify for a safe harbor. The loan has an APR of 5.754%. The APR threshold to qualify for a safe harbor is
4.820%.

Qualified Mortgage Safe Harbor Threshold is fail. Loan data is 5.754% and comparison data is 4.820%. Hence, the variance is +0.934%.

The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009.

This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test.
This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date. Please review the loan data to ensure the dates are in the correct fields.

This loan failed the TRID initial loan estimate date and funding date validation test.
This loan contains an initial loan estimate delivery date that is after the funding date. Please review the loan data to ensure the dates are in the correct fields.

This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The Initial LE dated 05/xx/2020 was signed by the borrower on 10/xx/2020 (after closing date 08/xx/2020) due to which the CE not testing the fees reflected on Initial LE.

The TRID tolerance test failed for $2139.00 as Initial LE fees not tested. This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).
One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,139.00.

This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))
The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($125.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than
10% for a comparison of the data between the provided disclosures"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.754%      Allowed: 4.820%     Over by: +0.934%"
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, While borrower opened the documents on 5/xx/20 they did not sign the ESign consent (E Delivery Consent) at that time. So, the method of delivery was not compliant. On 7/xx/20 electronically signed for initial CD. Borrower wet signed the Initial Disclosure package 10/xx/20 - after closing. Main issue: cannot prove delivery because electronic delivery was not formally agreed to by borrower."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing in the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
																																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of Rescission is missing in the loan files."			Critical	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84470488	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,437.52	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,900.00	xx	7.250%	360	360	xx	xx	xx	Conventional	ARM	120	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	39.455%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2020 12:00:00 AM	xx	Not Applicable	4.250%	xx	01-xx-2020	Financial Hardship	As per review of the updated title report dated xx
The chain of assignment has not been completed.  Currently, the mortgage is with xxwhich was xx
There are x state tax liens in the favor of xx
1st installment taxes for the year of xxxx have been paid in the amount of $xxx.xx.
2nd, 3rd and 4th installment taxes for the year of xxxx have been due in the amount of $xxxx.xx.
Annual utility taxes for the year of xxxx have been due in the amount of $xxxx.xx. N prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the loan is delinquent for xx+days and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in collections and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for x/xx/xxxx.
As per the collection comments, the foreclosure was initiated and the file was referred to an attorney on xx The title was ordered.
There is a title issue. The prior bargain and sale deed recorded on x /xx/xxxx in xx was inadvertently recorded without a schedule a legal description. As per the comment dated xx/xx/xxxx, the title issue was resolved. The borrower was offered a trail payment plan starting from x/xx/xxxx in the amount of $xxxx.xx. The x payments were successfully made and the loan was permanently modified on x/xx/xxxx.

As per the comment dated x/xx/xxxx, RFD is unemployed. It also states that borrower's income has been impacted by pandemic. He was an electrician and has not been able to work due to the pandemic and he had started receiving unemployment benefits. As per the comment dated x/xx/xxxx, the property is owner occupied.

Update:
The current status of the loan is foreclosure.
As per the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligations.
As per seller tape data, the foreclosure was initiated in xxxx with the loan. Further details not found.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
As per servicing comment dated xx/xx/xxxx, the borrower’s income has been impacted due to Covid-xx pandemic.

Foreclosure Comments:As per the collection comments, the foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. The title was ordered.
There is a title issue. The prior bargain and sale deed recorded on x /xx/xxxx in xx was inadvertently recorded without a schedule a legal description. As per the comment dated xx/xx/xxxx, the title issue was resolved. The borrower was offered a trail payment plan starting from x/xx/xxxx in the amount of $xxxx.xx. The x payments were successfully made and the loan was permanently modified on x/xx/xxxx.

Update comment:
As per seller tape data, the foreclosure was initiated in xx with the loan. Further details not found.

Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx between the borrower xx. The new modified principal balance as per modification is in the amount of xx The borrower promises to pay P&I in the amount of xx with interest rate at x.xxx%, beginning from xx The maturity date as per modification is xx	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Yes.As per the collection comments, the foreclosure was initiated and the file was referred to an attorney on xx The title was ordered. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $3830.24   Tape Value: $xxTape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xxTape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84513126	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,555.99	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.277%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	578	Not Applicable	51.542%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	2.000%	xx	01-xx-2016	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx in the amount of xx with xx. The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx. However; it should be with xx. Junior mortgage was originated on xx with the instrument xx in the amount of xx with xx. No active liens and judgments against the borrower. County annual tax for the year xxxx has been paid in the amount of $x,xxx.xx. 1st installment of county tax for the year xxxx is due in the amount of $x,xxx.xx on x/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on xx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of xx excluding the deferred balance of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of xx excluding the deferred balance of xx As per the comment dated x/xx/xxxx, the reason for default is curtailment of income. No latest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
Foreclosure Comments:The foreclosure was initiated. The foreclosure complaint was filed on x/xx/xxxx with the case #xxxxCHxxxxx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter-xx with the case# xx-xxxxx on xx/xx/xxxx.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx-xxxxx on xx/xx/xxxx. The POC was filed on x/xx/xxxx, the POC amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. The chapter xx plan was confirmed on x/xx/xxxxx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months and $xxx.xx for xx months. The schedule D of Voluntary Petition shows the claim amount $xxx,xxx.xx and the value of collateral is $xxx,xxx.xx hence unsecured amount is $x,xxx.xx. MFR was filed on x/xx/xxxx. There is no comment indicating a cramdown. Currently the loan is in active Bankruptcy.	The loan was modified on xx/xx/xxxx with the new principal balance of xx out of which $xx,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of xx The borrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx.	Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization term months are 360 Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Modification change note terms Yes   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Lender G/L require Mi is not applicable   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 8/xx/2019   Variance: 1587 (Days)   Variance %:    Comment: Last payment recieved date is 10/xx/2020   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001004000000000000004   Tape Value: 333333333333F33333333333   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 400000000000000400100000   Tape Value: 333333333F3F333333333333   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Home improvement   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance is Home Improvement   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per the HUD-1 purpose of transaction is Cash-out.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 2/xx/2019 Tape Value: 1/xx/2019 Variance: 33 (Days) Variance %: Comment: S&C filing date is not available Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test. This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL 6.000% 5.000% +1.000% This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. Prepayment Term Test: FAIL 5Months 0Months 5Months This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																																								* Missing Appraisal (Lvl 2) "An appraisal report at origination is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84549725	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$806.25	11/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03-xx-2015	xx	Not Applicable	6.000%	xx	01-xx-2015	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx, in the amount of xx with MERS as nominee for xx. with Instrument#xx.
The chain of assignment has not been completed; currently the assignment is with xx  which was recorded on xx. However, it should be with xx.
There is a credit card judgment against the borrower in the favor of xx which was recorded on xx in the amount of $xx.
There is a civil judgment in the favor of xx in the amount of $xx which was recorded on xx
The annual installment of combined jurisdiction tax of xxxx is due in the amount of $xxx.xx on x/xx/xxxx.
The annual installment of combined jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for xx months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for xx months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.
The reason for default is unable to be determined.
The loan modification agreement was made between (borrower)xx and (Lender) xx on xx
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:As per comment history, the foreclosure reinitiated in xx and further details are not available. As per comments dated xx/xx/xxxx, the foreclosure sale was schedule on xx. However, the foreclosure put on hold due to borrower filed bankruptcy under chapter xx. No further details have been found.
Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under Chapter-xx with the Case xx. The POC was filed onxx, with the claim amount of xx and the arrearage amount is $xx,xxx.xx. The Chapter xx plan was confirmed on xx. The debtor shall pay to the trustee the sum of $x,xxx.xx for xx months under Chapter xx. The date of the last filing is xx.	This loan modification agreement was made between (borrower) xx and (Lender) xx. on xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xxx.xx beginning from x/x/xxxx. The maturity is x/x/xxxx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Comment: As per PACER, the current bankruptcy case number is xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure put on hold due to borrower filed bankruptcy under chapter 13.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: 2 (Days)   Variance %:    Comment: As per modification agreement, the last modified on xx. However, the tape data reflects on xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: LTV is 80.00%. Hence, the require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000010010000000010   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 010000000010010000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Comment: As per note, the subject property address is xx. However, the tape data reflects address is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report, subject property type is Manufactured Housing. However, the tape data reflects Single Family. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application / 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file. 1. Amortization Schedule Disclosure 2. Credit Property Insurance Disclosure 3. Fee Agreement 4. Priority of Security Instrument Disclosure 5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the land According to the Appraisal report dated 12/xx/2002 located at xx the subject property type is Manufactured home. VIN xx  is provided with the legal description of subject mortgage; however, as per the Affixation Affidavit located at: xx, the real estate has been permanently affixed to the land with VIN xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84564870	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$851.63	10/xx/2020	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.090%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has not been completed. Currently, the assignment is from xx. The assignment should be with xx.
There is one junior mortgage against the subject property originated xx.
There is one junior civil judgment against the borrower in the favor of xx.
Annual combined taxes of the year xxxx have been paid in the amount of $xxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:
The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to determine.
As per comment dated xx/xx/xxxx, the foreclosure was initiated and referred to an attorney on xx. However, the borrower xx and xx had filed bankruptcy under chapter-xx with the xx on xx and foreclosure was put on hold. No further details are available.
The borrower xx. The plan was confirmed on xx The date of last filing is xx The POC was filed by xx with the secured claim amount of xx and the arrearage is xx. As per the Schedule-D of voluntary petition dated xx the amount of claim is xx and the value of property is xx Hence, the unsecured portion is xx As per chapter-xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxxx.xx monthly for xx months. The plan was modified on xx/xx/xxxx.
Occupancy of the subject property is unable to determine.

Foreclosure Comments:As per comment dated xx/xx/xxxx, the foreclosure was initiated and referred to an attorney on xx. However, the borrower xx and foreclosure was put on hold. No further details are available.
Bankruptcy Comments:The borrower xx. The plan was confirmed on xx. The date of last filing is xx The POC was filed by xx with the secured claim amount of xx and the arrearage is xx As per the Schedule-D of voluntary petition dated xx the amount of claim is xx and the value of property is xx Hence, the unsecured portion is xx. As per chapter-xx plan dated xx the debtor shall pay the trustee $xxxx.xx monthly for xx months. The plan was modified on xx.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Lifetime Cap Rate Loan Value: 15.090% Tape Value: 15.000% |-xx-| 0.090% |-xx-| 0.09000% Comment: ARM lifetime cap rate is 6.00%. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Tenant   Variance:    Variance %:    Comment: Current occupancy is owner or former:Primary Home.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 10/xx/2020   Tape Value: 7/xx/2019   Variance: 461 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 3/xx/2005   Tape Value: 3/xx/2005   Variance: -4 (Days)   Variance %:    Comment: Original note doc date is 3/xx/2005.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 3333333333333333333333B3   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444444   Tape Value: 3B3333333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: 2/xx/2018   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Frequency Loan Value: 6 Months Tape Value: 12 Months Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84650285	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,394.40	12/xx/2023	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.308%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	4.000%	xx	01-xx-2018	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on x/xx/xxxx with the xx
The chain of assignment has not been completed. The current assignment is with xx
There is a junior mortgage against the subject property in favor of xx
There are x judgments against the borrower in favor of State of NC in the total amount of $x,xxx.xx.
The annual county taxes for the year of xxxx are paid in the total amount of $x,xxx.xx.
As per the latest payment history as of xx/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.	Collections Comments:The loan is active in forbearance plan. As per the latest payment history as of xx/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.
The loan modification agreement was made on x/xx/xxxx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx. The borrower promised to pay $xxx.xx monthly with interest rate of x.xx%. The first modified payment date is x/xx/xxxx and the maturity is x/xx/xxxx.

Update:
The current status of the loan is performing.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No bankruptcy evidence has been found.
As per the collection comment dated x/xx/xxxx, the foreclosure was placed on hold due to loss mitigation workout. As per the comment dated x/xx/xxxx, the servicer provided trial plan to the borrower for x months starting from x/xx/xxxx.  The loss mitigation denial was issued on x/xx/xxxx due to payment default during the trial plan. Further details not provided.
As per the collection comment dated x/xx/xxxx, the servicer provided trial plan to the borrower for x months starting from x/xx/xxxx. The down payment is $x,xxx.xx due for x/xx/xxxx.  The modification was approved with new UPB of $xxx,xxx.xx, deferred balance is $x.xx, forgiven amount is $x.xx, current interest rate is x.xxx% and current P&I is $x,xxx.xx. The loss mitigation denial was issued on x/xx/xxxx due to payment default during the trial plan. Further details not provided.
No damage or repairs have been found.

Foreclosure Comments:Foreclosure was initiated and referred to an attorney on xx/xx/xxxx. The complaint was filed on x/xx/xxxx. The loan was placed on loss mitigation hold as of xx/xx/xxxx.  The FC is on permanent hold due to COVID moratorium  and in a current repayment forbearance plan as of xx/xx/xxxx.

Update:
As per the collection comment dated x/xx/xxxx, the foreclosure was placed on hold due to loss mitigation workout. As per the comment dated x/xx/xxxx, the servicer provided trial plan to the borrower for x months starting from x/xx/xxxx.  The loss mitigation denial was issued on x/xx/xxxx due to payment default during the trial plan. Further details not provided.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on x/x/xxxx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx. The borrower promised to pay $xxx.xx monthly with interest rate of x.xx%. The first modified payment date is x/x/xxxx and the maturity is x/x/xxxx.	Affiliated Business Disclosure Credit Report	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 455 |-xx-xx-95 |-xx-| -20.87912% Comment: Tape value maturity term is the modified term as of 05/xx/2018 Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Loan is in FC, but FC case is not active.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -150 (Days)   Variance %:    Comment: The modification effective date and first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 11/xx/2020   Tape Value: 4/xx/2020   Variance: 214 (Days)   Variance %:    Comment: Comments on 10/xx/2020 shows a new Forbearance is effective as of 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Variance: 1620 (Days)   Variance %:    Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 455   Variance: -95   Variance %: -20.87912%   Comment: Tape value maturity term is the modified term as of 05/xx/2018   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000004444444444444   Tape Value: 333333333333333332332021   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444400000000000 Tape Value: 120233233333333333333333 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the grace period test.
The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the grace period test.
The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required disclosure missing"		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84704049	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,318.83	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	45.917%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	xx	2.000%	xx	01-xx-2010	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is xx which was recorded on xx.

There are x credit card judgments against the borrower with the favor of xx for the amount of xx recorded on xx and xx.
There is hospital lien against the borrower with the favor of xx recorded on xx.
There is UCC judgment against the borrower with the favor of xx recorded on xx.
First and second installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on x/xx/xxxx and $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of x/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the collection and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated x/xx/xxxx, the borrower has impacted by Covid-xx pandemic. The comment x/xx/xxxx, the Covid-xx deferment processed on x/xx/xxxx beginning on x/xx/xxxx for the amount of $xxx.xx for x months. The borrower has loss job due to Covid-xx. As per the comment dated x/xx/xxxx, the reason for default is unemployed. As per the comment dated x/xx/xxxx, the subject property is owner occupied. . No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/x/xxxx between the borrower xx and lender xx. As per the modified terms, the new principal balance is $xxx,xxx.xx with the deferred principal balance is $xxx,xxx.xx and the interest bearing principal balance is $xx,xxx.xx. There are x steps of modification. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till maturity date of xx/x/xxxx.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 393 |-xx-xx-33 |-xx-| -8.39694% Comment: Amortization term month as 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Ballon indicator   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: No Descripncy   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $145564.45   Tape Value: $1848.92   Variance: $143715.53   Variance %: 7772.94474%   Comment: Deferred principal balance is $145,564.45.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2010   Tape Value: 12/xx/2016   Variance: -2419 (Days)   Variance %:    Comment: Doc date of last modification as 5/xx/2010   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization step   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx.
Field: Payment History String   Loan Value: 000000000000000000010044   Tape Value: 321000032100100000100011   Variance:    Variance %:    Comment: As per payment history string reversed 4321000123MMMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 440010000000000000000000   Tape Value: 110001000101001230010123   Variance:    Variance %:    Comment: As per payment history string reversed MMMMMMMMMMMMMM43210001234   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 45.924%   Tape Value: 4476.000%   Variance: -4430.076%   Variance %: -4430.07600%   Comment: DTI is 45.924%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed TIL (Lvl 2)     "Final ITL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The settlement date is xx and note date is xx. However, the settlement date is different from the note date."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84706421	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$1,964.86	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.499%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	660	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against subject property which is in the amount of $xx recorded on xx/xx/xxxx and filed by xx.
Annual county taxes for the year of xxxx is due in the amount of $x,xxx.xx
No delinquent taxes have been found for the prior years.
According to the payment history as of x/xx/xxxx, the loan is delinquent for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
Collections Comments:According to the payment history as of x/xx/xxxx, the loan is delinquent for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
As per collection comments dated x/xx/xxxx, the borrower income has been reduced due to covid-xx.  No further information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower #1 Middle Name Loan Value: E Tape Value: E. |-xx-| |-xx-| Comment: No discrepancy. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx  Variance: 1360 (Days)   Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -1 (Days)   Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: xx  Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: Unavailable Tape Value:xx Variance: Variance %: Comment: No discrepancy. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Per tape, Fannie Mae Recourse Violation. Loan sold to Fannie Mae with Indemnification for DTI greater than 55%. Borrower > 60 days delinquent which required the immediate repurchase of the loan."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test and TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Loan Data FAIL Comparison Data $150,880.92 $155,083.29 Variance  -$4,202.37

TILA APR Test: FAIL Loan Data 5.580% Comparison Data 5.857% Variance -0.277%"
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1 the settlement date is 12/xx/2008, which is after note date of 12/xx/2008."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84886515	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,817.94	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	632	642	43.587%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has not been completed. The last assignment is with “xx. No active judgments/liens have been found in the updated title report against the borrower/subject property. Annual county taxes for the year of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is in bankruptcy and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. The loan has not been modified since the origination. No foreclosure activity has been found.
Borrower, "xx" had filed the bankruptcy under chapter xx with the case#xx. The plan was confirmed on xx.
POC has been filed by the creditor, "xx" for the secured claim amount of xx. Deadline for filing POC is xx.
According to voluntary petition schedule D, the value of the collateral is xx.
According to chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxxx.xx for xx months. The arrearage to be paid through the plan is in the amount of $xxxx.xx. The plan was confirmed on xx.

According to comment dated xx/xx/xxxx, the subject property had damaged due to hail. The loss date was xx. The approximate claim amount is xx. The borrower had filed insurance claim. The comment dated xx/xx/xxxx states that the check in the amount of xx has been released. No further comment regarding repair has been found. Hence, it is unable to determine whether repairs have been completed or not.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower, "xx" had filed the bankruptcy under chapter xx with the case#xx. The plan was confirmed on xx.
POC has been filed by the creditor, "xx" for the secured claim amount of xx and the amount of arrearage of xx. Deadline for filing POC is xx.
According to voluntary petition schedule D, the value of the collateral is xx.
According to chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxxx.xx for xx months. The arrearage to be paid through the plan is in the amount of $xxxx.xx. The plan was confirmed on xx.	Not Applicable	Affiliated Business Disclosure	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Current Bankruptcy case number is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Current legal status is Bankruptcy-Current   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 996996969966633333333C33   Variance:    Variance %:    Comment: Payment history string is 111111111111222333332344   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 33C333333636669969669699   Variance:    Variance %:    Comment: Payment history string reversed is 44323333322211111111111   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $196,917.40. The disclosed finance charge of $196,423.20 is not considered accurate because it is understated by more than $100.
Loan Data: $196,423.20 Comparison Data: $196,917.40 Variance: -$494.20.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $196,917.40. The disclosed finance charge of $196,423.20 is not considered accurate for purposes of rescission because it is understated by more than $35.
Loan Data: $196,423.20 Comparison Data: $196,917.40 Variance: -$494.20."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,868.37	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84925132	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,252.08	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	620	Not Applicable	61.010%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The subject mortgage is with the lender, xx
No active judgments or liens have been found against the subject property /the borrower.
First and second installments of county taxes for the year of xxxx are due in the amount of $xxxx.xx on xx/xx/xxxx and xx/xx/xxxx. No prior year's delinquent taxes have been found.
Payment history is missing from xx/xx/xxxx to xx/xx/xxxx.
According to seller's tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB as per the tape data is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The UPB as per the tape data is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx. Borrower has been working at xx
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Post-Close DTI per 1003 Loan Value: 61.010% Tape Value: 2.600% |-xx-| 60.984% |-xx-| 60.98400% Comment: Investment loan no QM reules Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 24.275% Tape Value: 42.560% Variance: -18.285% Variance %: -18.28500% Comment: Investment loan no QM reules Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "This is Investment loan so no QM rules applies. However, the seller tape states that Uncured finding from post closing audit, rental calculation is incorrect and DTI ineligible after correction."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing in the loan file."	* Required Documentation Missing or Incomplete (Lvl 2) "The List of Settlement Service Provider is missing from the loan file."	* DTI > 60% (Lvl 1) "QC to resolve Investment loan to be Resolved no QM rules"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84951140	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,006.74	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.215%	480	480	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	xx	3.000%	xx	01-xx-2010	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx. However, the assignment is missing to xx.
The first and second installment county taxes of xxxx-xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The loan modification agreement was made on xx between the borrower and lender. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from x/xx/xxxx till the maturity date of xx. The deferred balance amount is $xxx,xxx.xx and the interest-bearing amount is $xxx,xxx.xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.
The borrower xx. The case was dismissed on xx and terminated on xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. However, the foreclosure was put on hold due to loss mitigation.
The comment dated x/xx/xxxx states that the borrower income is impacted by COVID-xx Pandemic.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx. However, the foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:The borrower xx Polhemus had filed for bankruptcy under xx. The case was dismissed on xx and terminated on xx.	The loan modification agreement was made on xx between the borrower and lender. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from x/x/xxxx till the maturity date of xx. The deferred balance amount is $xxx,xxx.xx and the interest-bearing amount is $xxx,xxx.xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: No discrepancy. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: A   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $314994.97   Tape Value: $324057.53   Variance: $-9062.56   Variance %: -2.79658%   Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx   Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 2   Tape Value: 1   Variance: 1   Variance %: 100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000022   Tape Value: 002120111100000043336567   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 220000000000000000000000   Tape Value: 765633340000001111021200   Variance:    Variance %:    Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization documents are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85113522	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,847.50	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	718	34.530%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx Lender name is xx amount of mortgage is xx
No active liens and judgments found open.
Combined taxes for xxxx are paid in the amount of xx No prior delinquency has been found regarding taxes.

Update:-
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is one IRS lien in favor of “xx” which was recorded on xx in the amount of xx The SSN mentioned on the supporting document does not match with the subject borrower.
The first installment of county taxes for xxxx has been paid in the amount of xx on xx
The second installment of county taxes for xxxx is due on xx in the amount of xx
No prior year’s delinquent taxes have been found.	Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.	Collections Comments:Loan is originated on x/xx/xxxx and next payment is due on x/xx/xxxx.
Borrower xx is self employed for xx Business name is xx. He is xx of the business.
Co-Borrower xx is self employed for xx years. Business name is xx. She is xx of the business.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |-xx-xx-1 (Days) |-xx-| Comment: Original Note document reflects Original Note doc date as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.618%) is exceeded APOR (4.850%) by 1.768%. The APR threshold is 4.850% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.618%    Allowed: 4.850%    Over by: +1.768%"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.618%      Allowed: 4.850%     Over by: +1.768%

Loan has also failed for CA AB 260 Higher-Priced Mortgage Loan Test Charged: 6.618%      Allowed: 4.850%     Over by: +1.768%"
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by the Borrower(s)."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85125713	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$115.86	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.840%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2010 12:00:00 AM	xx	xx	7.000%	xx	03-xx-2010	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx. No active judgments liens have been found against the borrower or subject property. No prior delinquent taxes have been found. The annual combined taxes for xxxx have been paid in the total amount of $xxx.xx.	The review of payment history as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the total amount of $xxx.xx with interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The provided tape data as of xx/xx/xxxx reflects the current UPB in the amount of xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the total amount of $xxx.xx with interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The provided tape data as of xx/xx/xxxx reflects the current UPB in the amount of xx. The loan was modified on x/xx/xxxx with new principal balance of xx. Lender agreed to defer the principal in the amount of $xxx.xx hence the interest bearing amount is xx. The borrower promised to pay the new modified P&I of $ $xxx.xx with the new fixed interest rate of x.xx%. The first payment had begun from x/xx/xxxx and will end on the maturity date of x/xx/xxxx. As per BPO report dated xx/xx/xxxx which is located at “xxf” shows that property is owner occupied and is in axxge condition. No visible damages were reported. No evidences have been found regarding the foreclosure proceedings. As per xx report the borrower has not file bankruptcy since from loan origination.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on x/xx/xxxx with new principal balance of xx Lender agreed to defer the principal in the amount of $xxx.xx hence the interest bearing amount is $xx,xxx.xx. The borrower promised to pay the new modified P&I of $ $xxx.xx with the new fixed interest rate of x.xx%. The first payment had begun from xx and will end on the maturity date of xx.

Credit Application Credit Report	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000010000010123212234   Tape Value: 000000000000002110132212   Variance:    Variance %:    Comment: as per review of latest pay history string is 0000000010000010123212234.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 432212321010000010000000   Tape Value: 212231011000000000000000   Variance:    Variance %:    Comment: as per review of latest pay history string reversed is 43221232101000000100000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2037 Tape Value: 9/xx/2022 Variance: 5334 (Days) Variance %: Comment: as per mod maturity date is 5/xx/2037. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to the appraisal report dated 7/xx/2007 located xxpdf” the subject property type is Manufactured Home with xx. The ALTA 7 Endorsement is not available with the short form policy. Also the VIN Number is not available with the legal description of recorded mortgage. As per BPO report dated 10/xx/2019 which is located at “xx” shows that property type is manufactured Home. However, no affixation document is available in the loan file. Also the latest tax search report shows separate tax assessment for land and improvements."	* Missing credit report (Lvl 3) "Credit report is missing in loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as this loan failed "Brokerage/Finder Fee Test".
Brokerage/Finder Fee Test: FAIL loan data: $478.36 comparison data: $328.47 variance: +$149.89."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test. (xx)
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85240717	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,230.98	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.850%	180	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04-xx-2015	xx	xx	4.500%	xx	01-xx-2015	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active junior or senior judgments/liens/mortgages:
There is a State Tax Lien against borrower xx in the amount of $xx in favor of xx.
There is a junior Mortgage in the amount of $xx in favor of MERS as nominee for xx.
There is Federal tax lien against the borrower xx in the amount of $xx in favor of xx.
Tax details are to follow.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage xx.
There is a junior mortgage against the subject property in the amount of $xx in favor of MERS as nominee for xx.
There is a state tax lien against the borrower xx in the amount of $xx in favor of xx.
There is a federal tax lien (IRS) against the borrower xx in the amount of $xx in favor of xx.
No prior year's delinquent taxes have been found.	Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of xx excluding the deferred balance of $x,xxx.xx.

Update:
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The current P&I is $xxxx.xx and the interest rate is x.x%. The current UPB is xx,.

Collections Comments:The loan is currently in bankruptcy. Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of xx excluding the deferred balance of $x,xxx.xx.
The reason for default is curtailment of income due to Covid-xx.
No latest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/xxxx, the file was referred to an attorney on xx. As per the comment dated xx/xx/xxxx, the sale was scheduled on xx. However, as per the comment dated x/xx/xxxx, the foreclosure was put on hold due to the debtor had filed Bankruptcy under chapter-xx on xx.
Bankruptcy Comments:According to the xx, the debtor had filed Bankruptcy under chapter-xx on xx. The plan was confirmed on xx. The chapter xx plan was confirmed on x/xx/xxxx. The Schedule-D in Voluntary petition shows that the unsecured amount is $xx,xxx.xx out of secured claim in the amount of xx as the value of collateral is xx. The POC was filed on xx with the secured claim of xx with an arrearage of $xx,xxx.xx. There is no comment indicating a cramdown. Currently the loan is in active Bankruptcy.	The loan was modified on xx/x/xxxx with the fixed amortization with the new principal balance of $xxx,xxx.xx out of which $x,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xxx% beginning from xx/x/xxxx and the new maturity date is xx/x/xxxx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |-xx-| |-xx-| Comment: Current Legal Status is Bankruptcy-Deliquent. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure? is Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $3143.55   Tape Value: $3143.35   Variance: $0.20   Variance %: 0.00636%   Comment: Deferred Principle (Modification) per payment History is $3,143.55.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2015   Tape Value: 12/xx/2015   Variance: 3 (Days)   Variance %:    Comment: As per the modification document date of last modification is 12/xx/2015.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg.Amort potential is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.85000%   Tape Value: 4.50000%   Variance: 5.35000%   Variance %: 118.88888%   Comment: Original Stated Rate is 9.8500%.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1450.23 Variance: $-1450.23 Variance %: -100.00000% Comment: Suspense Balance per Payment History is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $244,522.92 $244,772.99 -$250.07
The finance charge is $244,772.99. The disclosed finance charge of $244,522.92 is not considered accurate because it isunderstated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $244,522.92 $244,772.99 -$250.07
The finance charge is $244,772.99. The disclosed finance charge of $244,522.92 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85269500	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,225.33	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,853.38	xx	8.175%	360	360	xx	xx	xx	Conventional	ARM	60	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	49.616%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	4.000%	xx	01-xx-2017	Financial Hardship	According to updated title report dated xx. The chain of mortgage assignment is complete. Currently, the mortgage assignment is with xx. This should be with xx. No active judgments or liens have been found.	The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current UPB reflects in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status. The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current UPB reflects in the amount of $xxx,xxx.xx. No foreclosure proceedings have been found in the recent xx months. Previously, foreclosure was started in xxxx by filing the complaint with the case#xx. The judgment (xx) was entered on xx No further details have been found when this case was closed. According to the PACER, xx had filed bankruptcy under chapter-x with the case#xx. This case was dismissed on xx and it was terminated on xx As per comment dated x/xx/xxxx, the borrower income has been impacted by Covid-xx. The x months forbearance plan was approved from x/xx/xxxx to x/xx/xxxx. As per comment dated x/xx/xxxx, the reason for default is curtailment of income. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, xx had filed bankruptcy under chapter-x with the case#xx. This case was dismissed on xx and it was terminated on xx	As per conventional ARM Note interest rate was x.xxx% and P&I was $$x,xxx.xx. The seller tape as of xx and payment history as of xx shows current interest rate is x.xx% and P&I is $xxx.xx. Seller tape shows loan was modified on xx and maturity date has been extended to xx However, the loan modification agreement is missing from the loan file. Previously, the loan was modified (xx) on xx with UPB $xxx,xxx.xx. From UPB, the interest bearing amount was xx and the principal balance was deferred in the amount of xx This deferred balance was eligible for forgiveness with x year annual review of payment history and forgiveness reduction calculation. The principal forgiven exceeds x% of modification amount.	Affiliated Business Disclosure Loan Program Info Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: xx   Tape Value: xx   Variance: 726 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -19 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 7xx   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85292875	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$2,279.60	$8,809.78	12/xx/2023	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.290%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	769	781	12.316%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04-xx-2014	xx	Not Applicable	4.230%	xx	1/xx/2014 12:00:00 AM	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx. There is a UCC Financing Statement on subject property in the favor of xx. xxxx town 4th tax past due on xx/xx/xxxx in the amount of $x,xxx.xx, xxxx town 3rd tax has been paid on x/xx/xxxx in the amount of $xxxx.xx,xxxx town 2nd and 1st tax has been paid on x/xx/xxxx and x/xx/xxxx in the amount of $xxxx.xx respectively.	According to the payment history as of xx/xx/xxxx. The last payment received on x/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per collection comment, The loan is in foreclosure.
According to the payment history as of xx/xx/xxxx. The last payment received on x/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. The UPB reflected as per the payment history is in the amount of xx.
As per collection comment  x/xx/xxxx,the property had damage due to storm. The loss amount of $xxxx.xx with loss date x/xx/xxxx.The borrower was field claim against the damage.
According to the xx, the borrowerfiled bankruptcy under chapter- xx with the xx. The plan was confirmed on x/xx/xxxx.The plan was dismissed on x/xx/xxxx.The POC was filed on xx/xx/xxxx the POC amount is xx and the arrearage amount is xx.

As per the review of servicing comments, the foreclosure was initiated. The filed was referred to attorney and complaint was filed on xx. However as per comment x/xx/xxxx the step judgment was entered on xx. No further information has been found.

Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated. The filed was referred to attorney and complaint was filed on xx. However as per comment x/xx/xxxx the step judgment was entered on xx/xx/xxxx; No further information has been found.
Bankruptcy Comments:According to the xx, the borrowerfiled bankruptcy under chapter- xx with the xx. The plan was confirmed on xx. The plan was dismissed on xx. The POC was filed on xx the POC amount is xx and the arrearage amount is xx.

This modification agreement was made between borrowers and Lender xx. As per the modified term, the new principal balance is $xx,xxx.xx. The borrower promises to pay $x,xxx.xx monthly with a modified interest rate x.xxx% beginning from x/xx/xxxx with a maturity date on xx/x/xxxx.	Affiliated Business Disclosure Loan Program Info Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 361 |-xx-xx-1 |-xx-| -0.27700% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK was filed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2014   Tape Value: 11/xx/2014   Variance: -58 (Days)   Variance %:    Comment: Doc Date of Last Modification is 9/xx/2014.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is NA.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 12/xx/2006   Tape Value: 11/xx/2014   Variance: -2889 (Days)   Variance %:    Comment: First Pay Change Date is 12/xx/2006.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 12/xx/2005   Tape Value: 11/xx/2014   Variance: -3239 (Days)   Variance %:    Comment: First rate chnage date is 12/xx/2005.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Laon Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potentail is Yes.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.29000%   Tape Value: 5.12500%   Variance: 1.16500%   Variance %: 1.16500%   Comment: Original Stated Rate is 6.29$.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Trnsaction per HUD-1 is Cash Out.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 1/xx/2018   Tape Value: 12/xx/2017   Variance: 47 (Days)   Variance %:    Comment: S&C filing date is 1/xx/2018.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1679.90 Variance: $-1679.90 Variance %: -100.00000% Comment: Suspense Balance per Payment History is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Prepayment Term Test: Result: FAIL; Loan Data: 36Months; Comparison Data: 0Months; Variance: 36Months.

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prohibited Fees Test: FAIL $384.00 $0.00 +$384.00
This loan failed the prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prepayment Term Test: Result: FAIL; Loan Data: 36Months; Comparison Data:  0Months; Variance: 36Months.

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prohibited Fees Test: FAIL $384.00 $0.00 +$384.00
This loan failed the prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,042.64	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85296306	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,688.66	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03-xx-2015	xx	Not Applicable	4.250%	xx	01-xx-2016	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx. However; it should be with xx.
No active liens and judgments against the borrower/property.
Utilities annual tax for the year xxxx has been paid in the amount of xx on x/xx/xxxx.
Borough annual tax for the year xxxx has been paid in the amount of xx on x/xx/xxxx.
County annual tax for the year xxxx has been paid in the amount of xx on x/xx/xxxx.
School annual tax for the year xxxx has been paid in the amount of xx on x/xx/xxxx.
According to the payment history as of x/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of x/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the tape data is in the amount of xx.
As per the comment dated x/xx/xxxx, the reason for default is excessive obligations.
No latest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. As per the tape data as of xx/xx/xxxx, the complaint was filed on xx. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter-xx with the xx.
Bankruptcy Comments:According to the xx the borrower had filed bankruptcy under chapter-xx with the xx. The POC was filed on xx the POC amount is xx and the arrearage amount is xx The chapter xx plan was confirmed on x/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. The schedule D of Voluntary Petition shows the claim in the amount of xx and the value of collateral is xx hence unsecured amount is xx The trustee’s final report has been filed on xx. There is no comment indicating a cramdown. The case was dismissed on xx.	The loan was modified on xx/x/xxxx with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from x/x/xxxx to the new maturity date of xx. The interest bearing principal is xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 578 |-xx-xx-218 |-xx-| -37.71626% Comment: Amortization term months are 360 Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Current occupancy is owner: Primary Home   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2015   Tape Value: 12/xx/2015   Variance: -18 (Days)   Variance %:    Comment: Doc date of last modification is 12/xx/2015   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2019   Variance: 1656 (Days)   Variance %:    Comment: Last payment recieved date is 08/xx/2020   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $130000.00   Tape Value: $120000.00   Variance: $10000.00   Variance %: 8.33333%   Comment: Original appraised value is $130,000   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 3333333333333333333333XX   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: XX3333333333333333333333 Variance: Variance %: Comment: Payment history string reversed is 444444444444444444444 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: FAIL 0.000% 7.434% -7.434%
The annual percentage rate (APR) is 7.434%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85315501	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,544.13	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	300	300	xx	xx	Not Applicable	HELOC	ARM	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2007 12:00:00 AM	xx	Not Applicable	Not Applicable	Not Applicable	01-xx-2007	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx. The chain of assignment has not been completed as the assignment is with xx.
There are no active liens and judgments found against the borrower and the property.
The annual county taxes of xxxx have been paid in the amount of $xxx.xx. No prior year delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx.
The annual county taxes for xxxx are due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

The loan has been modified on xx.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx% The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The collection comments review states that the loan status is performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx% The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx. The subject property is owner. As per the review of collection comments, the subject property is in good condition. The loan was modified on x/xx/xxxx between the borrower Donald Livernois and Karen Livernois and the Lender is Bank of America, N.A. The new modified principal balance as per modification is in the amount of xx beginning from xx. The maturity date as per modification is x/xx/xxxx.The interest bearing principal balance is xx. The borrower has been making payments as per the ARM change notice.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on x/xx/xxxx between the borrower xx and the Lender is xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx beginning from x/x/xxxx, The maturity date as per modification is x/xx/xxxx.The interest bearing principal balance is xx.	Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Prime - WSJ |-xx-| |-xx-| Comment: As per note, the index is Prime WSJ. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Variance: -31 (Days)   Variance %:    Comment: The Note reflects the first payment date is xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: The loan amortization type is Fixed.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-5263.00   Variance %: -4.99985%   Comment: An Appraisal report at the time of origination is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 95.000%   Variance: 5.000%   Variance %: 5.00000%   Comment: The original CLTV ratio percent is 100.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original standard LTV(OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: $0.00   Variance:    Variance %:    Comment: The P&I is not mentioned in note.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000111101100001104444   Tape Value: 1123C111112321CC1111123C   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 001231111001122301110123.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444401100001101111000000   Tape Value: C3211111C212321111123211   Variance:    Variance %:    Comment: The payment history reverse string is 3210111103222100100210.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 9/xx/2028   Tape Value: 10/xx/2028   Variance: -7 (Days)   Variance %:    Comment: Updated as per the note.   Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months   Loan Value: 12   Tape Value: 1   Variance: 11   Variance %: 1100.00000%   Comment: As per note, the first rate adjustment months are 12.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $30100.73 Tape Value: $49997.22 Variance: $-19896.49 Variance %: -39.79519% Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85376624	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$123.06	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.480%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Vacant Land	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	145.697%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2015	xx	xx	2.000%	xx	07/xx/2015	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with xx
Chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx
There is a senior mortgage in the amount of xx in the favor xx which was recorded on xx
There is a judgment in the amount of xx which was recorded on xx in the favor of xx
Annual county taxes for the year of xxxx have been paid in the amount of xx
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of x,xxx.xx which was applied for xx/xx/xxxx. The UPB is $xxx,xxx.xx. The current P&I is $ $xxx.xx and PITI is x,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of x,xxx.xx which was applied for xx/xx/xxxx.
No evidence of post-closing foreclosure has been found. The RFD is unable to be determined.
 The loan was modified once since origination. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx and the lender xx on xx The UPB is xx The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx The maturity is xx There is a deferred balance in the amount of xx and the interest bearing amount is xx	Affiliated Business Disclosure Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: xx |-xx-| xx |-xx-| -100.00000% Comment: The UPB is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -126 (Days)   Variance %:    Comment: This modification agreement was signed between the borrower xx and the lender xx on xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No evidence of post closing foreclosure has been found.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 563   Variance: -263   Variance %: -46.71403%   Comment: As per the note, the loan maturity term months are 300.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -2192 (Days)   Variance %:    Comment: As per the mod, the step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 6.000%   Variance: -4.000%   Variance %: -4.00000%   Comment: As per the mod, the step 1 rate is 2.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -1461 (Days)   Variance %:    Comment: As per the mod, the step 2 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 7.000%   Variance: -4.000%   Variance %: -4.00000%   Comment: As per the mod, the step 2 rate is 3.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Value: xx   Variance: -1461 (Days)   Variance %:    Comment: As per the mod, the step 3 date xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 7.070%   Variance: -3.070%   Variance %: -3.07000%   Comment: As per the mod, the step 3 rate is 4.00%.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -92 (Days)   Variance %:    Comment: The borrower promises to pay P&I in the amount of $491.06 with an interest rate of 2.000%, beginning from xx T   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 003443333221100001010011   Tape Value: 000000000000001232222211   Variance:    Variance %:    Comment: As per the Payment history, the string is 0000000000000001422322   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 110010100001122333344300   Tape Value: 112222232000000000000000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 22332241000000000000000   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 9.32294%   Comment: The UPB is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 881 (Days) Variance %: Comment: As per the mod, the maturity is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per the application, the borrower's income is xx the front debt is xx and the back debt is xx The calculated DTI is xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85410549	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,245.91	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.750%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	11.746%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and was recorded on xx under instrument# xx with “xx” borrower and lender MERS as nominee for “xx” for the amount of xx

The chain of assignment has been completed. Currently, the assignee is “xx”.

There is junior mortgage against the subject property in the amount of xx which was recorded on xx in the favor of ‘xx’.

x. There is state tax lien against the borrower in the amount of $xxx.xx which was recorded on xx in the favor of xx
The county taxes for xxxx have been paid off in the amount of $xxxx.xx.
The county taxes for xxxx are due in the amount of $xxxx.xx.
No prior delinquent taxes have been found.
As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of xx.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Comments:
Servicing Comments.xlsx

As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of xx.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
No evidences have been found regarding bankruptcy case and foreclosure process.
The comment dated x/xx/xxxx shows that borrower’s income has been impacted due to covid-xx. Borrower lost her job and forbearance plan has been discussed with borrower. No further details have been found regarding covid-xx.
The latest inspection report (xx) dated xx shows that subject property had damaged. The estimated cost of repairs is $xxxx.xx for the Repair rotted front porch. No visible damages have been found in available collection comments. Hence, unable to determine repairs have been done or not.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with the fixed amortization with the new principal balance of $xx,xxx.xx and interest bearing principal amount is in the amount of $xx,xxx.xx. The borrower promises to pay the P&I of $xxx.xx with the new interest rate of xx.xxx% beginning from xx and the new maturity date is xx	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000010101000000044444444   Tape Value: 002222222111110000000032   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444440000000101010000   Tape Value: 230000000111111222222200   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "CE Risk Indicator is Elevated due to,

1. This loan failed the xx rate spread home loan test.
2. This loan failed the HOEPA higher-priced mortgage loan test."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State and required disclosures are missing from the loan file.

1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85424515	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,691.49	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and which was recorded on xx in the amount of xx with xx.
The chain of assignment is incomplete as the subject mortgage is currently assigned to xx recorded on xx. However; it should be with xx.
There is an active junior mortgage against the subject property in the amount of xx in favor of "xx." recorded on xx. However, there is a subordination agreement available in the updated title report located at page xx which shows that this mortgage junior mortgage has subordinated with subject mortgage.
No active judgments or liens found.
1st and 2nd installment of town taxes for the year xxxx have been paid in the total amount of $x,xxx.xx.
1st installment of town taxes for the year xxxx has been paid in the amount of $xxx.xx.
According to the payment history as of x/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of xx	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of x/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of xx.
The reason for default is unavailable.
As per the BPO report located at “xx”, the subject property is owner-occupied with axxge condition. No damage or repairs have been found.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-xx.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/xxxx, the first sale publication was done on xx and was put on hold due to loss mitigation activity. Currently, the foreclosure was put on hold due the borrower xx filed bankruptcy under chapter xx with case# xx on xx.
Bankruptcy Comments:According to the xx, the borrower Veronica Ann Rizor had filed bankruptcy under chapter xx with case# xx on xx. POC was filed on xx with the secured claim of xx and with the arrearage of xx. The chapter xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of $x,xxx.xx for xx months. The schedule D of Voluntary Petition does not show any unsecured amount. There is no comment indicating a cram-down. Currently the loan is in active Bankruptcy.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: xx Comment: xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Payment History String   Loan Value: 000000000010000000444444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: 123444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444000000010000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string reversed as 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Change in Rate/Term Variance: Variance %: Comment: Cash Out - Other. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Loan Data: 0.000% Comparison Data: 3.857% Variance: -3.857%
The annual percentage rate (APR) is 3.857%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "ARM loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85430194	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.170%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.658%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	8.370%	xx	01-xx-2018	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx with xx
Chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx
No active judgments or liens have been found.
The taxes have been exempted.
According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The P&I is in the amount of $xxx.xxand PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. No evidence is found for the post-closing foreclosure. No records for bankruptcy have been found. The RFD is car accident. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step loan modification agreement was signed between the borrower xx and the lender xx on xx. The UPB is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx. The maturity is xx	Affiliated Business Disclosure	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: As per the note, the interest calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx    Comment: As per the Mod, the step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 8.370%   Tape Value: 9.370%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the Mod, the step 1 rate is 8.370%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx    Comment: As per the Mod, the step 2 date is xx  Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 9.370%   Tape Value: 10.337%   Variance: -0.967%   Variance %: -0.96700%   Comment: As per the Mod, the step 2 rate is 9.370%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Comment: As per the mod, the matruity is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Foreclosure Rescission Finance Charge Test: FAIL $81,090.09 $81,187.00 -$96.91"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $81,187.00. The disclosed finance charge of $81,090.09 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85587604	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,172.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	21.256%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/xx/2010	xx	Not Applicable	5.500%	xx	03/xx/2010	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for America's Wholesale Lender which was recorded on xx/xx/xxxx.
The chain of the assignment has been completed. Currently, the mortgage is with xx., as trustee for xx which was recorded on xx/xx/xxxx.
No active judgment or liens have been found.
The current status needs to be followed.
The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is x/xx/xxxx. The review of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx. According to the comment dated x/xx/xxxx, the borrower’s income was impacted due to COVID-xx as she lost the job. As per the comment dated x/xx/xxxx, the borrower is interested in xx days forbearance plan and x months forbearance plan effective from x/xx/xxxx was offered to borrower. The comment dated x/xx/xxxx shows that the reason for default is unemployment. This modification agreement was made between xx The loan has been modified once since origination. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between xx and xx and xx on x/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promised to pay $x,xxx.xx monthly with a modified interest rate of x.xx% beginning from x/x/xxxx with a maturity date of x/x/xxxx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $1257.58 |-xx-| $-1257.58 |-xx-| -100.00000% Comment: Deferred Amoutn is $0.00. Tape Source: Initial Tape Type:
xx
Field: Original Standard LTV (OLTV)   Loan Value: 89.990%   Tape Value: 63.710%   Variance: 26.280%   Variance %: 26.28000%   Comment: Original Standard LTV is 89.990%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 432110212200001101021021   Variance:    Variance %:    Comment: 4MMMMM012122MMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 120120101000002212021234 Variance: Variance %: Comment: 4MMMMM012122MMMMMMMMMMMM Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer disclosure missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85640833	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,025.91	12/xx/2023	Unavailable	No	Dismissal	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.240%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/xx/2017	xx	xx	4.000%	xx	09/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The Chain of assignment is incomplete. The last assignment is with xx
There is a credit card judgment open against borrower xx
Annual school taxes for the year xxxx/xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
Annual town taxes for the year xxxx have been paid off in the amount of $xx.xx on xx/xx/xxxx.
Annual county taxes for the year xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.
Annual other taxes for the year xxxx have been paid off in the amount of $x.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found in the updated report.

xx	According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with the rate of interest x.xxx% which was applied for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx.

Update:
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xxand PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:Loan is in foreclosure.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with the rate of interest x% which was applied for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx.
According to collections, the foreclosure was initiated in xx with xx.The file was referred to attorney on xx The complaint was filed on xx service was completed on xx according to collection comment dated xx the foreclosure was put on hold due to Covid-xx Moratorium. No further details have been found.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update:
The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xxand PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The loan has been modified.
As per the comment dated xx the foreclosure was initiated and the complaint was filed on xx The judgment was entered on xx As per the comment dated xx the sale was scheduled for xx Multiple time the sale has been postponed. As per the comment dated xx the sale has been postponed to xx due to loss mitigation. The foreclosure was dismissed on xx
The borrower filed bankruptcy under xx. As per the comment dated xx the POC was filed on xx The debtor was dismissed on xx The case was terminated on xx
As per the comment dated xx the loan mod was effective on xx with the new principal balance is xx The new modified P&I is $x,xxx.xx and the interest rate is x.xx%. As per the comment dated xx the modification was completed.
As per the comment dated xx the subject property is owner occupied.
As per the comment dated xx the borrower’s income was impacted by Covid-xx. As per the comment dated xx the reason for default is curtailment of income.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:According to collections, the foreclosure was initiated in xx with xx.The file was referred to attorney on xx The complaint was filed on xx service was completed on xx according to collection comment dated xx the foreclosure was put on hold due to Covid-xx Moratorium. No further details have been found.

Update:
As per the comment dated xx the foreclosure was initiated and the complaint was filed on xx The judgment was entered on xx As per the comment dated xx the sale was scheduled for xx Multiple time the sale has been postponed. As per the comment dated xx the sale has been postponed to xx due to loss mitigation. The foreclosure was dismissed on xx
Bankruptcy Comments:The borrower filed bankruptcy xx. As per the comment dated xx the POC was filed on xx The debtor was dismissed on xx The case was terminated on xx	The loan modification agreement was made between the borrowers (xx) and lender (xx) with an effective date x/xx/xxxx. The new modified principal balance as per modification is $xx,xxx.xx with the fixed interest rate of x.xx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/xx/xxxx. The deferred balance amount is $xx,xxx.xx and interest bearing amount is $xx,xxx.xx. The maturity date as per loan modification agreement is xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 398 |-xx-xx-158 |-xx-| -39.69849% Comment: Amortization term months are 240. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Note does not reflects balloon indicator.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $38160.82   Tape Value: $38271.83   Variance: $-111.01   Variance %: -0.29005%   Comment: Deferred principal balance is $38,160.82.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2017   Tape Value: 9/xx/2017   Variance: -28 (Days)   Variance %:    Comment: Loan modification effective date is 8/xx/2017.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 1/xx/2019   Variance: 1796 (Days)   Variance %:    Comment: As per payment history, the last payment was received on 4/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 231   Variance: 9   Variance %: 3.89610%   Comment: Loan original maturity terms are 240 months.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000004444444444444444   Tape Value: 333333333333333333222222   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444400000000   Tape Value: 222222333333333333333333   Variance:    Variance %:    Comment: The Payment History String reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 3/xx/2020 Tape Value: 6/xx/2019 Variance: 269 (Days) Variance %: Comment: Complaint was filed on 3/xx/2020. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "Appraisal report at origination is missing from the loan file. As per tape data, the appraised value is "$88,000.00" which is less than the original loan amount "92,630.40". Hence the LTV is calculated as 105.262% which is exceeding 104%."
* Missing Appraisal (Lvl 2)     "The Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85752793	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,796.83	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.876%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2017	xx	Not Applicable	2.000%	xx	12/xx/2017	Financial Hardship	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage with xx.
Chain of assignment has been completed. Currently, the mortgage is with xx.
There is an junior mortgage in the favor of xx
Annual county taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
Annual utility charges for the year of xxxx have been paid in the amount of $xx.xx.
Annual village taxes for the year of xxxx have been paid in the amount of $xxx.xx.
1st and 2nd installment taxes for the year of xxxx have paid in the amount of $xxxx.xx.
 No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for the due date xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. No records for bankruptcy and foreclosure has been found. The RFD is unable to be determined.
No damages have been found. No comments have been found stating the damages have been repaired.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step loan modification agreement was signed between the borrower xx and the lender xx on xx/xx/xxxx. The UPB is $xxx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx/x/xxxx. The maturity is xx/x/xxxx. The lender has forgiven principal in the amount of $xx,xxx.xx. However, the forgiven amount exceeds x% of the modified principal."	Affiliated Business Disclosure Credit Application	xx
Field: Doc Date of Last Modification   Loan Value: xx   Variance %:    Comment: This step loan modification agreement was signed between the borrower xx. The UPB is $106,231.43.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 589   Variance: -229   Variance %: -38.87945%   Comment: As per the note, the loan original maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2017   Tape Value: 12/xx/2022   Variance: -1826 (Days)   Variance %:    Comment: As per the Mod, the step 1 date is 121/2017.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the Mod, the step 1 rate is 2.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 12/xx/2022   Tape Value: 12/xx/2023   Variance: -365 (Days)   Variance %:    Comment: As per the Mod, the step 2 date is 121/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the Mod, the step 2 rate is 3.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 12/xx/2023   Tape Value: 12/xx/2024   Variance: -366 (Days)   Variance %:    Comment: As per the Mod, the step 3 date is 121/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 5.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the Mod, the step 3 rate is 4.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 12/xx/2024   Tape Value: 12/xx/2025   Variance: -365 (Days)   Variance %:    Comment: As per the Mod, the step 4 date is 121/2024   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 5.000%   Tape Value: 6.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the Mod, the step 4 rate is 5.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 12/xx/2025   Tape Value: 12/xx/2026   Variance: -365 (Days)   Variance %:    Comment: As per the Mod, the step 5 date is 121/2025   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 6.000%   Tape Value: 7.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the Mod, the step 5 rate is 6.000%.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx   Variance %:    Comment: This step loan modification agreement was signed between the borrower xx. The UPB is $106,231.43. %, beginning from 12/xx/2017.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: $106231.43 Tape Value: $105359.92 Variance: $871.51 Variance %: 0.82717% Comment: This step loan modification agreement was signed between the borrower xx. The UPB is $106,231.43. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "NY Subprime Home Loan Test: FAIL 11.251% 8.440% +2.811%.
NY Banking Law 6-m Subprime Home Loan DocumentationType Test: FAIL."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c))
Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.
While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met.

The loan failed the subprime home loan documentation type test. (NY SB 8143 Section 5, 4(a))
The document type of the loan is "No Asset Verification," "No Asset or Income Verification," "No Documentation," "No
Income Verification," "Reduced," or "Streamline Refinance;" or
The documentation type of the loan was not provided. The documentation type is one of sexxl factors that should be
considered when making any subprime home loan."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85961983	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,636.00	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	670	654	43.685%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx/xx/xxxx in the amount of $xx.
No active judgments or liens have been found.
The annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing bankruptcy has been found. No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value:xx Comment: N/A Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 28.785% Tape Value: 45.138% Variance: -16.353% Variance %: -16.35300% Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance Ease risk indicator is moderate as loan is failing for Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than 10% Test.

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.
This loan does not qualify for a safe harbor. The loan has an APR of 5.072%. The APR threshold to qualify for a safe harbor is
4.840%

Qualified Mortgage Safe Harbor Threshold test is fail. Loan data is 5.072% and comparison data is 4.840%. Hence, the variance is 0.232%.

This loan failed the FHA late charge test. (24 CFR §203.25)
The loan charges a late fee that exceeds 4%. The mortgage may provide for the collection by the mortgagee of a late charge, not to exceed 4% of the amount of each payment more than 15 days in arrears, to cover servicing and other costs attributable to the receipt of payments from mortgagors after the date upon which payment is due."
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA Finance Charge Test is fail. Loan data is $205,599.53 and comparison data is $209,090.21. Hence, the variance is $3490.68.

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $209,090.21. The disclosed finance charge of $205,599.53 is not considered accurate because it is understated by more than $100"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Initial CD dated 06/xx/2020.  Revised LE dated 06/xx/2020 reflects Points - Loan Discount Fee of $287.00, however, Initial CD dated 06/xx/2020 reflects a Points - Loan Discount Fee of $287.20.  This is a fee increase of $0.20 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on Initial CD dated 06/xx/2020.  LE dated 05/xx/2020 reflects a Transfer Taxes at $1121.00, however, Initial CD dated 06/xx/2020 reflects the Transfer Taxes at $1127.73.  This is a fee increase of $6.73 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. As per PcCD dated 09/xx/2020, there is a refund provided to the borrower in the amount of $6.58 for the increase to initially dosclosed transfer tax."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.072%      Allowed: 4.840%     Over by: +0.232%"
																																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "This is FHA loan and required MI cert is missing."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.144% as the Borrower income was $5416.00 and total expenses are in the amount of $2444.99 per AUS/DU (Locator#Miles - 402005072718 (1) Page#59) and its recommendation is “Approve/Eligible with DTI 45.14%.”"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86024403	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$580.20	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.200%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	614	Not Applicable	42.039%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	2/xx/2014 12:00:00 AM	xx	xx	4.000%	xx	3/xx/2014 12:00:00 AM	Financial Hardship	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the assignment is from xx. No active judgments or liens have been found against the borrower and property. Annual county taxes of the year xxxx are due in the amount of $xxx.xx which was due on xx/xx/xxxx. Annual city taxes of the year xxxx are due in the amount of $xxx.xx which was due on xx/xx/xxxx. No prior years of delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The UPB is reflected in the payment history is in the amount of xx The Notice of payment change located at xx	Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The UPB is reflected in the payment history is in the amount of xx The Notice of payment change located at xx.
The reason for default is increased monthly payments.
According to the xx the borrower xx. As per the Schedule-D of voluntary petition dated xx/xx/xxxx, the amount of claim is xx and the value of property is xx Hence, the unsecured portion is xx The case was dismissed on xx.
The post-closing details regarding the foreclosure have not been found.
As per comment dated xx/xx/xxxx, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower xx. As per the Schedule-D of voluntary petition dated xx the amount of claim is xx and the value of property is xxHence, the unsecured portion is xx The case was dismissed on xx.	This modification agreement was made between xx.As per the modified term the new principal balance is xx interest bearing in the amount of x/xx/xxxx with deferred balance in the amount of xx borrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx % beginning from x/xx/xxxx with a maturity date of xx.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 251 |-xx-| 109 |-xx-| 43.42629% Comment: Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: LIBOR - 6 month WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 1/xx/2007   Tape Value: 8/xx/2019   Variance: -4620 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 2/xx/2020   Variance: 1377 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 251   Variance: 109   Variance %: 43.42629%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $86000.00   Tape Value: $85000.00   Variance: $1000.00   Variance %: 1.17647%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000210044444444444444444   Tape Value: 333333333322210000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444440012000   Tape Value: 000000000212223333333333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Periodic Rate Change Cap Down   Loan Value: 1.000%   Tape Value: 0.000%   Variance: 1.000%   Variance %: 1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 1/xx/2035 Tape Value: 1/xx/2035 Variance: 25 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "This is a purchase transaction. However, the borrower is receiving the cash in the amount of $200.00."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.  The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation. The loan data is $2,468.09 and comparison data is $1,700.00; hence, the variance is +$768.09."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86066539	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,059.03	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	673	Not Applicable	36.012%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx in the amount of xx in favor of xx which was recorded on xx under xx No chain of assignment has been found as the mortgage is with the lender xx No active judgments or liens have been found against the borrower or subject property. The annual county taxes of xxxx have been paid in the amount of xx No prior year delinquent taxes have been found.	As per review of latest payment history as of x/xx/xxxx the loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The available pay history does not reflect current UPB but the provided tape data as of x/xx/xxxx shows current UPB in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The available pay history does not reflect current UPB but the provided tape data as of x/xx/xxxx shows current UPB in the amount of $xxx,xxx.xx.
The loan has not been modified since origination.

As per seller provided tape data the borrower has been impacted by Covid-xx and FB plan was offered to borrower which ends on x/xx/xxxx. Also the available comment dated x/xx/xxxx states that FB plan was offered to borrower which begun had from x/xx/xxxx and end date of plan was x/xx/xxxx. As per latest comment dated x/xx/xxxx borrower made call regarding completion of the forbearance application and promised to pay $x,xxx.xx on x/xx/xxxx. No further details have been found regarding Covid-xx impact on borrower.
As per BPO report dated xx located at “xx” the property had damaged and the nature of damage is unfinished repair to exterior siding - trim, front porch - remove debris from old front porch, rexxld and install new support post for stoop and home has been gutted on interior due to flooding. The estimated cost of repair is xx As per the comment dated xx (located- xx borrower stated that house was flooded during the hurricane on xx and all the floors were damaged. Borrower also stated that they were moved out from the house and waiting on the insurance. The collection comment dated xx shows that insurance claim check was received in amount of $ xx As per latest comment dated xx borrower advised that the property is vacant because it's under repairs due to the hurricane damages and they should be moving back to the home soon. However, no further comments indicate that the damage has been repaired.The latest comment dated xx show that reason for default is house flooded.

As per PACER report no bankruptcy filing has been found since from loan origination.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $5238.45 |-xx-| $-5238.45 |-xx-| -100.00000% Comment: Deferred principal per payment history Tape Source: Initial Tape Type: Field: Is REO Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Not applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate as this loan failed TILA finance charge test and TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 5.778%. The disclosed APR of 5.626% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $141,013.66. The disclosed finance charge of $139,409.16 is not considered accurate because it is understated by more than $100."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State and the required disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not executed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$60,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86176282	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,747.92	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	621	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	xx	2.500%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx. The chain of the assignment has been completed. Currently, the mortgage is with xx. x) There are x IRS liens which were recorded against borrower. First recorded on xx. x) There are two active Water/Sewer liens on the subject property first which was recorded on xx. The county annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was unable to determine the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the xx. The motion for relief from stay was filed on xx. The debtor shall pay $xxx per month for the period of xx months. The proof of claim was filed on xx. Voluntary Petition, Schedule-D shows the amount of xx. Did not see any comments reflecting cram down.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was unable to determine the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The step loan modification agreement was made on xx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% for xx months. This modification has four steps and the last modification P&I is $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. The deferred balance amount is $xx,xxx.xx and the interest-bearing amount is $xxx,xxx.xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update:
As per the seller tape data, the current status of the loan is current.
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
As per the servicing comment dated xx/xx/xxxx, the loan has been modified on xx. As per the servicing comment dated xx/xx/xxxx, xx-month trial plan has been started. The new modified unpaid principal balance is in the amount of $xxx,xxx.xx with an interest rate starting at x.xx%, and the borrower promises to pay P & I in the amount of $x,xxx.xx beginning on xx/xx/xxxx. There is no deferred balance or principal forgiven amount. As per the servicing comment dated xx/xx/xxxx, the tape data indicates the latest modification was made on xx/xx/xxxx.
No information has been found regarding the forbearance plan.
As per servicing comment dated xx/xx/xxxx, there is an insurance check of around xk for roof replacement. No further details have been found.
As per the seller tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the xx. The debtor shall pay $xxx per month for the period of xx months. The proof of claim was filed on xx and the value of the collateral is $xxx,xxx. Did not see any comments reflecting cram down.	The step loan modification agreement was made on xx. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% for xx months. This modification has four steps and the last modification P&I is $xxx.xx with the interest rate of x.xxx% beginning from xx/x/xxxx till the maturity date of xx/x/xxxx. The deferred balance amount is $xx,xxx.xx and the interest-bearing amount is $xxx,xxx.xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This loan is FHA. The loan was originated on xx. The mortgage insurance certificate is missing in the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri state. The following state disclosures are missing from the loan file.
1.MO Collateral Protection Act Notice
2.Borrower's Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing in the loan file"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing in the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86250401	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$3,386.28	07/xx/2020	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.000%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	754	Not Applicable	23.033%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2020	xx	Not Applicable	2.500%	xx	05/xx/2020	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently the assignment is with xx.
There is an active junior mortgage in the amount of xx with the lender xx which was recorded on xx with Instr | Book/xx
There is notice of assessment lien which is HOA lien against the subject property; it was recorded on xx  in the favor of xx for the amount of xx.
The county first and second installments taxes for the year of xxxx-xxxx have been paid in the total amount of $x,xxx.xx.
No delinquent taxes have been found for the prior year.
As per the review of the payment history as of x/xx/xxxx, the borrower is regular with his payments and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.	Collections Comments:The review of the collection comment as of x/xx/xxxx shows that the loan is in collection. The borrower is regular with his payments and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.
The collection comment dated xx/xx/xxxx, states that there is bankruptcy was filed under chapter xx with case#xx, however the pacer report does not show the case# for subject property and the borrower name.
According to the collection comment dated xx/xx/xxxx, the foreclosure was initiated in xx. The file was referred to an attorney on xx. However, the collection comment dated x/xx/xxxx; shows that the foreclosure was put on hold due to the modification were made on x/xx/xxxx.
The loan modification agreement was made on x/xx/xxxx.
The Reason for default is not available in the collection comments.
According to the collection comment dated x/xx/xxxx, the trial payment plan was offered to the borrower on x/xx/xxxx to x/xx/xxxx. The loan was modified on x/xx/xxxx. The plan payment details are not available.
As per the collection comment dated x/xx/xxxx, the subject property is owner occupied. No damage and repairs have been found latest servicing comments.

Foreclosure Comments:According to the collection comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx. The file was referred to an attorney on xx. However, the collection comment dated x/xx/xxxx; shows that the foreclosure was put on hold due to the modification were made on x/xx/xxxx.
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower xx and the servicer xx on effective date of x/x/xxxx with the new modified principal balance of $xxx,xxx.xx. The Borrower promise to pay P&I in the amount of $xxx.xx with the fixed interest rate of x.xxx % beginning on x/x/xxxx with a new maturity date of x/x/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 650 |-xx-xx-290 |-xx-| -44.61538% Comment: Amortization Term Months is 360. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to the collection comment dated 3/xx/2020, the trial payment plan was offered to the borrower on 3/xx/2020 to 4/xx/2020.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure is Yes   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 650   Variance: -290   Variance %: -44.61538%   Comment: Lona Original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 0000444444444444MMMMMMMM   Tape Value: 000066655555433333332224   Variance:    Variance %:    Comment: Payment History string is 00004444444444MMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMM4444444444440000   Tape Value: 422233333434555556600000   Variance:    Variance %:    Comment: Payment History string revesred isMMMMMMMMM444444444000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 28.377%   Tape Value: 4561.000%   Variance: -4532.623%   Variance %: -4532.62300%   Comment: Post Close DTI is 28.377%   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CompliaceEase Risk Indicator is moderate due to the loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 3.560% Variance -3.560%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 3.560%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan Program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner NoticTAPE
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86352855	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,442.93	12/xx/2023	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	21.413%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	2.000%	xx	01-xx-2017	Financial Hardship	The review of the updated title report dated xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
There is a junior mortgage in the favor of xx
There are x state tax liens in the favor of xx
There is a civil judgment in the favor of xx
The annual combined taxes of xxxx have been paid in the total amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx for the due date of x/xx/xxxx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in the foreclosure and the next due date for the payment is x/xx/xxxx. The foreclosure was initiated and according to the comment dated xx/xx/xxxx, the file was referred to an attorney on xx No further details have been found. According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx for the due date of x/xx/xxxx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx. As per PACER, borrower Jessie L. Palmer had filed the bankruptcy under chapter x with case# xx-xxxxx on x/xx/xxxx and the plan is not confirmed yet. The schedule-D in Voluntary petition shows that xx No comment indicating a cram down has been found. The case was discharged on xx and terminated on xx The date of the last filing the bankruptcy was xx The comment dated xx shows that the reason for default was curtailment of income. As per the comment dated x/xx/xxxx, the borrower’s income was impacted by COVID-xx pandemic. No further details have been found. As per the comment dated xx/xx/xxxx, the subject property is owner-occupied. The loan modification agreement was done between xx. The loan has been modified twice since origination. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx/xx/xxxx, the file was referred to an attorney on xx No further details have been found.
Bankruptcy Comments:As per PACER, borrower xx and the plan is not confirmed yet. The schedule-D in Voluntary petition shows that xx as unsecured portion out of claim amount of xx and the value of the collateral is xx No comment indicating a cram down has been found. The case was discharged on xx. The date of the last filing the bankruptcy was xx	The loan modification agreement was done between xx. As per modification, unpaid principal balance is xx. Borrower promised to pay UPB with interest rate x.xxx% and P&I $xxx.xx beginning from xx with the maturity date of xx The final balloon payment in the amount of xx is due on maturity. The modification has x steps. The loan has been modified twice since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 626 |-xx-xx-266 |-xx-| -42.49201% Comment: As per NOTE, the loan terms are 360 months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Post close foreclosure found.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: As per appraisl report, the original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per 1003, the purpose of refinance is Cash out.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable xx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the prepayment penalty term test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35.
This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Ohio. The following state disclosures are missing from the loan file.
1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Recession document is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86444287	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,404.00	12/xx/2023	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.450%	360	480	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	39.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2015 12:00:00 AM	xx	xx	4.500%	xx	01-xx-2015	Financial Hardship	The review of the pro-title dated x/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx. which was recorded on xx

The chain of the assignment has not been completed. The latest assignment is with xx recorded on xx It should be with xx

There is a civil judgment active in the favor of xx in the amount of xx recorded on xx

There is a civil judgment active in the favor of xx in the amount of xx recorded on xx

No prior years delinquent taxes have been found.

Update:

As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of xx which was recorded on xx
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx which originated on xx and was recorded on xx
There is civil judgment found against the prior owner in favor of xx in the amount of xx which was recorded on xx
Annual combined and school taxes for xxxx have been paid in the total amount of xx
No prior year delinquent taxes have been found.
As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxxx.xx with an interest rate of x.x%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Update:
According to the tape data of payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. The last payment date is not available. The current interest rate of x.xxx% and P & I is $xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.	Collections Comments:The loan is currently in foreclosure. As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for xx months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxxx.xx with an interest rate of x.x%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The loan was modified on x/xx/xxxx between the borrower “xx” and lender xx The new modified principal balance as per modification is in the amount of xx with an interest rate of x.x % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per modification is xx The interest-bearing amount is xx and deferred balance is xx This loan was modified once.
The reason for default is illness of the borrower. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-xx impact.

Update:
PH:
According to the tape data of payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. The last payment date is not available. The current interest rate of x.xxx% and P & I is $xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.
Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in xxxx. The file was referred to an attorney on xx The foreclosure was put on hold on xx due to state mandate (Covid-xx restrictions). The hold ended on xx No further details have been found.
Bankruptcy Comments:Not Applicable	The loan was modified on x/xx/xxxx between the borrower “xx” and lender xx The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with an interest rate of x.x % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx. The maturity date as per modification is x/x/xxxx. The interest-bearing amount is $xxx,xxx.xx and deferred balance is $xx,xxx.xx. This loan was modified once.	Affiliated Business Disclosure Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $61381.01 Tape Value: $64006.45 |-xx-| $-2625.44 |-xx-| -4.10183% Comment: The Payment History shows defered amount as $61381.01. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio is calculated as xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.45000%   Tape Value: 4.50000%   Variance: 2.95000%   Variance %: 2.95000%   Comment: The Note reflects the Original Stated Rate as 7.45%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: purchase   Variance:    Variance %:    Comment: The Purpose of Transaction according to the HUD is Csah Out   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: The Application reflects the Purpose transaction as Refinance.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report doc is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86542782	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,841.16	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	57.397%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	2.000%	xx	01-xx-2016	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.

Active junior or senior judgments/liens/mortgages:
x. There is an active junior Civil Judgment available in the updated title report against xx in the amount of xx in favor of xx and it was recorded on xx.	As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.
Collections Comments:As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.
The loan has been modified once since origination. The modification agreement was made on x/xx/xxxx with the new principal balance of $xxx,xxx.xx. The rate was started from x.xx% with P&I $x,xxx.xx. The first payment had begun from x/xx/xxxx and ends with the maturity date of xx/xx/xxxx. The rate changes in x steps ending at the rate of interest x.xx% and P&I $x,xxx.xx.

The debtor xx had filed Bankruptcy under chapter-xx on xx/xx/xxxx with the Case#xx and the plan was confirmed on xx. Schedule D of Voluntary Petition dated xx shows that amount of claim without deduction value of collateral is xx and value of property is xx; therefore the unsecured portion is xx. The POC was filed by subject creditor on xx with the amount of claim of xx and amount of arrearage of xx. As per plan dated xx the debtor shall pay outside the bankruptcy. The debtor was discharged on xx also Joint debtor was discharged on xx and the case was terminated on xx. No any paid amount towards the subject creditor reflected in trustee’s final report.

As per comment dated x/xx/xxxx the borrower stated that his hours have been cut from work and also had mechanical car problems. Borrower stated that he has been affected by the pandemic. No further details have been found regarding pandemic effect on borrower.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-xx on xx with the Case#xx and the plan was confirmed on xx. Schedule D of Voluntary Petition dated xx shows that amount of claim without deduction value of collateral is xx and value of property is xx; therefore the unsecured portion is xx. The POC was filed by subject creditor on xx with the amount of claim of xx and amount of arrearage of xx. As per plan dated x/xx/xxxx the debtor shall pay outside the bankruptcy. The debtor was discharged on xx also Joint debtor was discharged onxx and the case was terminated on xx. No any paid amount towards the subject creditor reflected in trustee’s final report.	The loan has been modified once since origination. The modification agreement was made on x/x/xxxx with the new principal balance of $xxx,xxx.xx. The rate was started from x.xx% with P&I $x,xxx.xx. The first payment had begun from x/x/xxxx and ends with the maturity date of xx/x/xxxx. The rate changes in x steps ending at the rate of interest x.xx% and P&I $x,xxx.xx.	Credit Report Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 366 |-xx-xx-6 |-xx-| -1.63934% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Loan is in bankruptcy   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 366   Variance: -6   Variance %: -1.63934%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 6/xx/2021   Tape Value: 5/xx/2021   Variance: 31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 6/xx/2022   Tape Value: 5/xx/2022   Variance: 31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.000%   Tape Value: 94.260%   Variance: -14.260%   Variance %: -14.26000%   Comment: Original standard LTV is 80.00%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000002111000000   Tape Value: 000101010111100000000000   Variance:    Variance %:    Comment: Payment history string is 000101010301100000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000111200000000000000   Tape Value: 000000000101111010101000   Variance:    Variance %:    Comment: Payment history string reversed is 000000000001103010101000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 63.679%   Tape Value: 4781.000%   Variance: -4717.321%   Variance %: -4717.32100%   Comment: Post close DTI per 1003 are 92.450%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refinance per application is cash out-other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is cash out.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $46000.00 Variance: Variance %: Comment: Not applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86580861	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,612.89	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	655	Not Applicable	52.531%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the mortgage was originated on xx.
The chain of mortgage assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
First and second installment school taxes of xxxx have been paid in the total amount of $xxxx.x.
Annual combined taxes of xxxx have been paid in the amount of $xxxx.xx.	The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current UPB reflect in the amount of $xxx,xxx.xx.

Updated Comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xxx,xxx.xx.

Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
At the time of origination borrower was working as Driver at xx from x years x months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 59.415%   Tape Value: 52.530%   Variance: 6.885%   Variance %: 6.88500%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 44.887% Tape Value: 39.690% Variance: 5.197% Variance %: 5.19700% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The borrower’s income was calculated incorrectly at origination as $2,818.31. The corrected Income is $2,491.75. Due to this, DTI is increased from 52.53% to 59.415%.
The borrower income is considered from borrower's latest paystub dated xx as the borrower's latest electronic VOE dated xx is older than the latest paystub. The borrower's YTD income is not supporting to his prior 2 years W2. Hence, considered the lowest axxge income ($2,491.75) for qualification."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "ComplianceEase risk indicator is Moderate due the loan failed charges that cannot increase test. Revised xx. However, Initial xx. This is a fee increase of $699.82 for charges that cannot increase. xx does not acknowledge increase of loan discount fee."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Revised LE dated xx. However, Initial CD dated xx. This is a fee increase of $699.82 for charges that cannot increase. COC dated xx does not acknowledge increase of loan discount fee."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower or memorialized comment by the Loan Officer."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed charges that cannot increase test. xx. This is an increase of $0.29 for charges that cannot increase.

Initial LE dated xx. This is an fee increase of $805.00 for charges that cannot increase. Transfer taxes of $1,705.00 on Final CD includes Transfer taxes paid by Seller and Lender in the amount of $502.00 and $307.00 respectively.

Loan failed charges that cannot decrease test. Initial CD dated xx. This is a decrease of $0.04 for charges that decrease."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.007% as the Borrower income was $2,491.75  and total expenses are in the amount of $1,480.48 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” and DTI is showing in it as 52.53%.
The borrower’s income was calculated incorrectly at origination as $2,818.31. The corrected Income is $2,491.75. Due to this, DTI is increased from 52.53% to 59.415%.
The borrower income is considered from borrower's latest paystub dated xx is older than the latest paystub. The borrower's YTD income is not supporting to his prior 2 years W2. Hence, considered the lowest axxge income ($2,491.75) for qualification.
																																																																																																								SOL expired. Downgraded to LVL 2."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86832406	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,517.40	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2017 12:00:00 AM	xx	xx	2.000%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx, with xx. With the Instrument# xx
The chain of assignment has been completed. The latest assignment is with xx which was recorded xx. However, it should be with xx.
There are two State tax lien active against borrower xx in the favor “xx” , in the total amount of $xx which was recorded on xx with instrument# xx.
1st installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
2nd installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for xx months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.

Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for xx months and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
As per the comment dated x/xx/xxxx, the reason for default is curtailment of income.
The step modification agreement was signed between the borrower xx and the lender xx. on xx.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Update:
The loan is currently in active bankruptcy.
The reason for default is not available.
As per the tape data, and as per the servicing comment dated xx/xx/xxxx, borrower filed for bankruptcy under Chapter xx with case number xx on xx. As per the servicing comment dated xx/xx/xxxx, the POC was filed on xx. As per the servicing comments dated xx/xx/xxxx, the post-petition due date is xx and the bankruptcy is still active.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per the servicing comment dated xx/xx/xxxx, loan was modified with an effective date of xx. The borrower agreed to pay the modified monthly P&I of $xxx.xx with a modified interest rate of x.xxx%. Further details were not provided
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No information has been found stating the borrower’s income was impacted by COVID-xx.

Foreclosure Comments:According to collection Comment dated xx/xx/xxxx the foreclosure was initiated in xxxx.The file was referred to attorney was completed on xx. The complaint was filed on xx.The service was completed on xx. Judgment hearing scheduled, completed on xx.The step judgment entered to xx However, according to collection Comment dated x/xx/xxxx the foreclosure was put on hold due to Bankruptcy. According to the xx the borrower “xx” had filed for bankruptcy under chapter-xx with the case# xx on xx.
Bankruptcy Comments:According to the xx the borrower “xx” had filed for bankruptcy under chapter-xx with the case# xx onxx. The POC was filed on xx, the POC amount is xx and the arrearage amount is $xx,xxx.xx. The debtor shall pay the trustee $xxx.xx per months for xx Months under chapter xx. The date of the last filing is xx.
Update:
As per the tape data, and as per the servicing comment dated xx/xx/xxxx, borrower filed for bankruptcy under Chapter xx with case number xx on xx. As per the servicing comment dated xx/xx/xxxx, the POC was filed on xx. As per the servicing comments dated xx/xx/xxxx, the post-petition due date is xx and the bankruptcy is still active.	This step modification agreement was signed between the borrower xx and the lender xx on xx.
The Unpaid Principal Balance is $xxx,xxx.xx with interest rate x.xx% which steps up in x steps ending at x.xxxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from x/x/xxxx. The maturity is xx/x/xxxx. The interest bearing amount is $xxx,xxx.xx and deferred balance in the amount of $xx,xxx.xx. There is no provision for the balloon payment.	Affiliated Business Disclosure
Credit Application
Credit Report
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Bankruptcy Post Petition Due Date Loan Value: 12/xx/2023 Tape Value: 9/xx/2020 |-xx-| 1186 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2017   Tape Value: 12/xx/2017   Variance: -21 (Days)   Variance %:    Comment: 11/xx/2017.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per note, loan amortization type is Step. However, the tape data reflects Fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 1/xx/2013   Tape Value: 12/xx/2022   Variance: -3621 (Days)   Variance %:    Comment: As per modification agreement, the mod step 2 date is 1/xx/2013. However, the tape data reflects on 12/xx/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 1/xx/2024   Tape Value: 12/xx/2023   Variance: 31 (Days)   Variance %:    Comment: As per modification agreement, the mod step 3 date is 1/xx/2024. However, the tape data reflects on 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 112223334445678999999999   Variance:    Variance %:    Comment: As per Payment history string 444444444444443210443322.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999676544433322211   Variance:    Variance %:    Comment: As per Payment history string reversed 223344012344444444444444.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: As per appraisal report, subject property type is Single Family .However, the tape data reflects PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file"
* Missing Appraisal (Lvl 2)     "The appraisal is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file. 1. IL Collateral Protection Insurance Notice 2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86921278	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,805.86	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	83.139%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2011 12:00:00 AM	xx	Not Applicable	5.000%	xx	01-xx-2012	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is from xx which was recorded on xx

There is water/sewer/utilities lien against the subject property in the favor of xx for the total amount of xx recorded xx.
First and second installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on x/xx/xxxx and #x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to latest payment history as of x/xx/xxxx, the borrower is currently delinquent for x month and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the collection and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The loan was modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated x/xx/xxxx, the subject property is owner occupied. The reason for default is unable to determine. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower "xx" and lender "xx" on xx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay the in the amount of $x,xxx.xx with the interest rate of x.xx% beginning on x/x/xxxx till maturity date of xx/x/xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 514 |-xx-xx-154 |-xx-| -29.96108% Comment: Amortzation Term months is 360. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 514   Variance: -154   Variance %: -29.96108%   Comment: Loan origination maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000000000011   Tape Value: 111321000000000100000325   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 110000000000000000000000   Tape Value: 523000001000000000113111   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 83.139% Tape Value: 3800.000% Variance: -3716.861% Variance %: -3716.86100% Comment: Post-close DTI per 1003 is 83.139%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* DTI > 60% (Lvl 2)     "As per Final Application, the total monthly income is xx and the total monthly expenses is xx. However, the DTI is exceeds than the xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Washington State. The following required state disclosures are missing from the loan file.
1. Mortgage Loan Servicing Disclosure
2. Choice of Insurance Notice
3. purchase Money Residential Mortgage Loan Closing Valuation Disclosure
4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87026166	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,540.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.850%	180	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	535	Not Applicable	28.786%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	4.000%	xx	01-xx-2020	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx. The chain of assignment is complete as the assignment of mortgage is currently with xx.
There is an active junior mortgage in the amount of $ xx which was recorded on xx/xx/xxxx in favor of xx.
There are two state tax liens against the xx in the total amount of $xx which was xx. The Supporting documents are attached with the updated title report. But, SSN# of xx is not available on the documents to verify whether these liens are against the borrower or not.
There is an active Real Estate tax lien against the subject property in the amount of $xxxx.xx which was xx.
1st installment of town tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxxx.xx.
2nd installment of town tax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxxx.xx.
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which will change periodically which began on x/xx/xxxx. The new modified principle balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is x/xx/xxxx. The reason for modification is financial hardship.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on x/x/xxxx. The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which will change periodically which began on xx. The new modified principle balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx. The reason for modification is financial hardship.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Balloon Indicator is Yes. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI?   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000054332222222333221   Variance:    Variance %:    Comment: Payment History String is 000000444321322222223332.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 122333222222233450000000   Variance:    Variance %:    Comment: Payment History String Reversed is 23332222223123444000000.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: 36   Tape Value: 3   Variance: 33   Variance %: 1100.00000%   Comment: Prepayment Penalty Term Months is 36.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance per application is Lower rate or term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 7113 (Days) Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase Exception Test Failed due to CT License Validation Test:
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to CT License Validation Test is failed."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87132480	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$817.52	12/xx/2023	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.360%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	8.360%	xx	01-xx-2020	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx and which was recorded on xx with the instrument xx in the amount of xx with xx
The chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx
No active liens and judgments against the borrower/property.
County annual tax for the year xx has been paid in the amount of xx
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx which was applied to x/xx/xxxx. The next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx.
As per the comment dated xx the reason for default is unemployment.
No latest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. The date of file referred to attorney is unavailable. As per the document located at “xx”, the complaint was filed on xx However, as per the comment dated xx the foreclosure was put on hold due to loss mitigation activity.

Bankruptcy Comments:Not Applicable	The loan was modified on xx between the borrower xx. The new modified principal balance as per modification is in the amount of $xx,xxx.xx with an interest rate of x.xxx %and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per modification is xx The interest-bearing amount is xx	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: As per the document located at “xx”, the complaint was filed on xx Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 264   Variance: -84   Variance %: -31.81818%   Comment: Loan original maturity term months 180.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010101010121101111000000   Tape Value: 000000000777765443210034   Variance:    Variance %:    Comment: Payment history string is 00000000MMMMMMMM44440012.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000111101121010101010   Tape Value: 430012344767777000000000   Variance:    Variance %:    Comment: Payment history string reversed is 00000000MMMMMMMM44440012.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 2191 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL xx
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.
This loan failed the TILA APR test.
TILA APR Test: FAIL xx
The annual percentage rate (APR) is xx The disclosed APR of 8.630% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87322261	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,603.79	05/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.105%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	Yes	678	683	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	4.125%	xx	01-xx-2013	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
The chain of mortgage assignment is incomplete. Currently, the mortgage is with xx.
There is a junior mortgage open against the property in the favor of  xx.
No active judgments or liens have been found.
First and second combined taxes of xxxx have been paid in the total amount of $x,xxx.xx.	The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.
According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the case# xx on xx This case  was dismissed on xx  and terminated on xx.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-xx with the case#xx on xx. This case was dismissed on xx and terminated on xx.	The loan was modified on xx/x/xxxx with new principal balance of $xxx,xxx.xx. The borrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxxx% beginning from xx/x/xxxx to the new maturity date of xx/x/xxxx.	1-4 Family Rider Affiliated Business Disclosure ARM Rider Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 586 |-xx-xx-226 |-xx-| -38.56655% Comment: Amortization term months are 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation type i s"No Documentation"   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 586   Variance: -226   Variance %: -38.56655%   Comment: Loan Original maturity term are 360   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000001000000000000001000   Variance:    Variance %:    Comment: Payment history string is "0000000000000000000001mmm".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000100000000000000100000   Variance:    Variance %:    Comment: Payment history string is "mmm1000000000000000000000".   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 39.276%   Tape Value: 3600.000%   Variance: -3560.724%   Variance %: -98.90900%   Comment: Post close DTI per 1003 is "39.276%"   Tape Source: Initial   Tape Type:
xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrowers."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file. However, data is captured from initial application available in the loan file located at#xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file"
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan file."
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM Rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, Settlement date is xx and note date is xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87342090	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$668.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.329%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/xx/2020	xx	Not Applicable	6.557%	xx	03/xx/2020	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx. The chain of assignment is complete as the assignment of mortgage is currently with xx.
No active lien and judgment have been found on the updated title report.
Annual County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx. The new modified principle balance is in the amount of $xx,xxx.xx and the interest bearing amount is $xx,xxx.xx. The new maturity date is x/xx/xxxx. The reason for modification is financial hardship.
As per collection comments the subject property has been occupied by the owner.
The subject property is damaged. As per comment dated x/xx/xxxx, the subject property is damaged and the nature of damage is roof. The Proposal amount for proshild is $x,xxx.xx payable to the borrower and the contractor. No further information has been found regarding this damage whether it has been repaired or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on x/x/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which began on x/x/xxxx. The new modified principle balance is in the amount of xx and the interest bearing amount is $xx,xxx.xx. The new maturity date is xx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: Interest Calculation Type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 365   Variance: -5   Variance %: -1.36986%   Comment: Loan Original Maturity Term Months is 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000005443222222222222   Variance:    Variance %:    Comment: Payment History String 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 222222222222344500000000   Variance:    Variance %:    Comment: Payment History String Reversed 000000000000.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: 36   Tape Value: 3   Variance: 33   Variance %: 1100.00000%   Comment: Prepayment penalty Term Months.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance per Application is cash Out other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 8853 (Days) Variance %: Comment: Stated Maturity Date xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is moderate due to Late Fees Test is failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test failed due to Late Fees Test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87465066	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,577.58	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	621	758	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx. No chain of assignment has been found as the mortgage is currently with the lenderxx (current assignee).
Mo active judgments or liens have been found against the borrower or subject property.

The annual Combined Taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing. The last payment received date is not available but the payment was received in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:As per review of latest payment history as of x/xx/xxxx the loan is performing. The last payment received date is not available but the payment was received in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.

The loan has not been modified since origination.
No evidence of foreclosure has been found.
As per PACER report no bankruptcy filing has been found since from loan origination
At the time of origination borrower is working as “xx” at “xx” for x month.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Variance %:    Comment: Original Appraisal date reflects xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx Variance %: xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Comment: "Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): $0.00. Loan Amount: xx%. "   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Comment: "Collateral Value used for Underwriting: xx. "   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value:xx Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Qualified Mortgage DTI Lending Policies
This loan failed the qualified mortgage DTI threshold test. ( 12 CFR §1026.43(e)(2)(vi) )
This loan has a qualified mortgage DTI of 60.638%.
A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent, calculated in accordance with Appendix Q. SOL expired, downgraded to LVL2."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL State and required State disclosures are missing from the loan file.
Anti-Coercion Notice
Radon Gas Disclosure
																																																																																																								Insurance Sales Disclosure"	* MI, FHA or MIC missing and required (Lvl 1) "FHA uninsured loan hence resolved"	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87572403	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,054.92	03/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	78.946%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07-xx-2012	xx	xx	3.000%	xx	01-xx-2012	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently the assignment is with xx. The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property. The county annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx. No delinquent taxes have been found for the prior year.	As per the review of the payment history as of x/xx/xxxx, however as the tape data as of date is x/xx/xxxx. The borrower has been delinquent for x months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.	Collections Comments:The review of the collection comment as of x/xx/xxxx shows that the loan is in collection. The borrower has been delinquent for x months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.
The loan was modified on x/xx/xxxx with the new modified principal balance of $xxx,xxx.xx out of which the amount $xx,xxx.xx has been deferred. Hence, the interest bearing principal balance is $xxx,xxx.xx.
The collection comment dated x/xx/xxxx, states that the borrower’s income has been impacted by Covidxx also currently the borrower is unemployed previously he was working in xx. According to the collection comment dated x/xx/xxxx, the Covid-xx deferment was processed on x/xx/xxxxwith the deferred amount of $xxx.xx which was due on x/xx/xxxx. Also the comment dated x/xx/xxxx, the borrower received a Forbearance payment plan for x months from x/xx/xxxx to x/xx/xxx. Further details regarding the FB amount and forbearance proceedings not found. The latest collection comment dated x/xx/xxxx; states that the reason for default is curtailment of income.
No bankruptcy has been filed.
No evidence has been found regarding the foreclosure.
The collection comment does not reflect the subject property type and the condition.

Update:-
As per the comment dated xx/xx/xxxx, the subject property has been damaged due to windstorm and type of damage was not mentioned in comments. According to the comment dated xx/xx/xxxx, the insurance claim amount was $xx,xxx.xx. No comment have been found regarding the repair completion.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower “xx” and the servicer “xx” on effective date of x/x/xxxx with the new modified principal balance of $xxx,xxx.xx out of which the amount $xx,xxx.xx has been deferred. Hence, the interest bearing principal balance is $xxx,xxx.xx. The borrower promise to pay P&I in the amount of $xxx.xx with the fixed interest rate of x.xxx % beginning on x/x/xxxx with a new maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 589 |-xx-xx-229 |-xx-| -38.87945% Comment: The Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $11624.76   Tape Value: $932.33   Variance: $10692.43   Variance %: 1146.85036%   Comment: As per the Modification the deferred balance is $11,624.76.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 545   Variance: -185   Variance %: -33.94495%   Comment: Loan maturity term Months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 32111020MMMMMMMMMMMMMMMM   Tape Value: 321001010000000021110000   Variance:    Variance %:    Comment: The payment history string 32111020MMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMM02011123   Tape Value: 000011120000000010110123   Variance:    Variance %:    Comment: The payment history string reversed MMMMMMMMMMMMMMM02011123.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 78.946% Tape Value: 4503.000% Variance: -4424.054% Variance %: -4424.05400% Comment: As per the Fina application the DTI 78.946%. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $435,664.77 Comparison Data$435,764.77 Variance -$100.00
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $435,764.77. The disclosed finance charge of $435,664.77 is not considered accurate for purposes of rescission because it is understated by more than $35."
* DTI > 60% (Lvl 2)     "As per Final 1003 dated 9/xx/2006, the total monthly income is in the amount of $8,800.00 and the total monthly expenses are in the amount of $8481.52. Hence, DTI is exceeding 60%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Title Insurance Disclosure
2. Radon Gas Disclosure
3. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$74,771.19	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87640518	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,530.42	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	Unavailable	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	5.500%	xx	01-xx-2016	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage originated on xx.
Currently, the assignment is with xx.
There is a junior mortgage in the amount of $xx with lender,xx.
 There is a credit card judgment entered against borrower, xx in the favor of plaintiff, xx, recorded on xx in the amount of xx
The taxes are paid through xxxx. The 1st and 2nd installment of xxxx in the amount of xx are due on xx and xx respectively.	According to the payment history as of xx/xx/xxxx , the borrower is delinquent for xx months and is next due for xx/xx/xxxx. The last payment received on x/xx/xxxx in the amount of $xxxx.xx which was applied for the due date xx/xx/xxxx. The P&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:Loan is active in collection.
According to the payment history as of xx/xx/xxxx , the borrower is delinquent for xx months and is next due for xx/xx/xxxx. The last payment received on x/xx/xxxx.
RFD is Covid xx impacted, unemployment.  Collection comment dated xx/xx/xxxx states that the x months FB plan which has started from x/xx/xxxx has been extended till xx/xx/xxxx.
The property is owner occupied and borrower intends to keep it.  No information has been found related damage or repairs.
No evidence of foreclosure was found in the available collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between xx. As per the modified terms, the new principal balance is xx. Out of new UPB, the amount of xx has been deferred. The borrower promises to pay UPB xx with a modified interest rate of x.xxx% beginning from xx with a maturity date of xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 481 |-xx-xx-121 |-xx-| -25.15592% Comment: Amoertization Term Month are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $26103.58   Tape Value: $26003.58   Variance: $100.00   Variance %: 0.38456%   Comment: Deferred balance is $0.00.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2016   Tape Value: 7/xx/2016   Variance: -47 (Days)   Variance %:    Comment: Doc date of mod is 6/xx/2016.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is MA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: IS REQO acitve is NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 11/xx/2019   Variance: 1505 (Days)   Variance %:    Comment: Last Payment Recevied date is 2/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: Loan Original Maturity date is 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.50000%   Tape Value: 5.50000%   Variance: -1.00000%   Variance %: -1.00000%   Comment: Original Stated Rate is 4.500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000004   Tape Value: 333333333332110000001111   Variance:    Variance %:    Comment: PH string is 43212121212221111; tape reflects 333333333333322212110000001111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 400000000000000000000000 Tape Value: 111100000111233333333333 Variance: Variance %: Comment: PH string reversed is 43212121212221111; tape reflects 333333333333322212110000001111. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State (New jersey) which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated Hud-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Good Faith Estimate is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initail TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87672278	xx	xx	xx		561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,121.33	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	7.690%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	Not Applicable				Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
The review of the updated title report dated x/xx/xxxx, shows that the subject mortgage was originated on xx in the favor of xx which was recorded on xx with loan amount of xx
The chain of the assignment has not been completed. The latest assignment is with xx which was recorded on xx. However, it should be with “xx.”
No active judgments or liens have been found.
The annual installment of combined jurisdiction tax of xxxx has been paid in the amount of xx on xx
No prior year delinquent taxes have been found.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
xx
xx

The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
No evidences have been found regarding foreclosure process.
No evidences have been found regarding damages in available comments.
The comments does not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
As per PACER, debtor ‘xx’ had filed borrower had filed bankruptcy under chapter xx with the case # xx on xx Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx No funds distribution has been found towards creditor. However, the bankruptcy case was discharged on xx and was got terminated on xx
As per the comment dated x/xx/xxxx, the reason for default is medical issue.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, debtor ‘Hiram L. Smith’ had filed borrower had filed bankruptcy under chapter x with the case # xx-xxxxx on x/xx/xxxx. Schedule D of voluntary petition dated x/xx/xxxx shows that the amount of secured claim without deducting the value of collateral $xxx,xxx.xx and the value of collateral that supports this claim is $xxx,xxx.xx therefore; the unsecured portion is $xx,xxx.xx. No funds distribution has been found towards creditor. However, the bankruptcy case was discharged on x/xx/xxxx and was got terminated on x/xx/xxxx.	This is conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxxx% and a maturity date of x/xx/xxxx. The P&I as per payment history is the $x,xxx.xx and rate of interest is x.xxx % however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on x/x/xxxx. No evidences have been found regarding modification. However, modification document is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Yes. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $27875.39   Variance: $-27875.39   Variance %: -100.00000%   Comment: $0.00.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.14   Variance %: 0.00005%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: 7.6900%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: U/A Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with estimated HUD and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application / 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following disclosures are missing from the loan file.

1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87766055	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,943.82	12/xx/2023	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.816%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	No	Not Applicable	01-xx-2019	xx	Not Applicable	5.250%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated xxx
There are two junior mortgages; the first was originated xx
The second was originated on xx/xx/xxxxrecorded on xx/xx/xxxx in the amount of $ xx which is in the favor of xx
 The first installment combined taxes of xxxx have been paid.
The second installment combined taxes of xxxx have been due in the amount of $xxxx.xx. No prior year delinquencies have been found.

According to the payment history as of x/xx/xxxx, the borrower is the borrower is delinquent for x months. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx .The P&I is in the amount of $x,xxx.xxand PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The Loan current status is collection.
According to the payment history as of x/xx/xxxx, the borrower is the borrower is delinquent for x months. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx .The P&I is in the amount of  $x,xxx.xxand PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The borrower has been making payment as per Loan modification agreement was made on xx The agreement made between the borrowers xx.The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx The maturity date as per loan modification agreement is xx
According to collection comment dated xx the RFD is curtailment of income. Hence the borrow income is impacted by Covid-xx.
 The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy.
No evidence has been found regarding litigation and contested matter.
As per the review of collection comments, the subject property is owner occupied and property condition is unable to be determined; with no evidence of damage or repairs.

Foreclosure Comments:As per comments dated x/xx/xxxx, the complaint was filed on xx There are no proceedings regarding this prior foreclosure has been found. The de-acceleration letter is missing from the loan files. later on according to collection Comment dated xx the foreclosure was initiated in xx file was referred to attorney was completed on xx According to collection Comment dated xx the foreclosure was put on hold due to Covid-xx and still it continues. No further details have been found.
Bankruptcy Comments:Not Applicable	The borrower has been making payment as per Loan modification agreement was made on xx The agreement made between the borrowers xx.The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx The maturity date as per loan modification agreement is xx	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 638 |-xx-xx-278 |-xx-| -43.57366% Comment: As per Note note, the loan amortization term is 360. However, tape reflects 638. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per collection comment borrower income is impacted by covid-19. However, tape reflects No.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "CT License Validation Test.
This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license.
As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no
longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Connecticut license validation test and TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result FAIL Loan Data $204,692.08 Comparison Data $204,801.56 Variance -$109.48.
This loan failed the TILA finance charge test.
The finance charge is $204,801.56. The disclosed finance charge of $204,692.08 is not considered accurate because it is understated by more than $100."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Connecticut State. The following required state disclosures are missing from the loan file.
1. Appraisal Disclosure
2. 2nd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
3. Interest Rate Disclosure
4. Lock-In Agreement Disclosure
5. Payoff Statement Disclosure
6. Legal RepresentationDisclosure
7. Non-Prime HUD ContactDisclosure
8. Non-Prime Notice of LoanTerms Disclosure
9. Interim Financing Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87862611	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,971.81	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	44.137%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx. No single assignment of mortgage is available in the updated title report. The chain of assignment is completed as the subject mortgage is still with the lender, xx. The annual County taxes for xx have been paid in full in the amount of xx on xx The annual School taxes for xx have been paid in full in the amount of xx on xx No prior year delinquent taxes have been found in the updated title report.
Update:-

The review of the updated title report dated xx shows that the subject mortgage was originated on xx which recorded on xx with instrument# xx in the amount of xx in favor of xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual county taxes for xx are paid in the amount of xx on xx
The annual school taxes for xx are paid in the amount of xx on xx
No prior year’s delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx the loan is currently in delinquency for xx month and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx

Update:

According to the PH tape data as of xx the borrower is current with the loan, and the next due date for the payment is xx The date of the last payment received is not available. The P&I is xx the interest rate is xx and the PITI is xx The UPB is xx	Collections Comments:The loan is currently in delinquency for xx month and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx The UPB as of the date is in the amount of xx The servicing comment dated xx states that the reason for default of the loan is borrower's curtailment of income.

Updated:
The current status of the loan is xx
According to the PH tape data as of xx the borrower is current with the loan, and the next due date for the payment is xx The date of the last payment received is not available. The P&I is xx the interest rate is xx and the PITI is xx The UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the servicing comment dated xx borrower is on a xx month repayment plan in the amount of xx Further details were not available.
As per the servicing comment dated xx subject property needs repair, and the insurance loss claim check is for xx Further details were not available.
As per servicing comment dated xx the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Last Payment Received Date Loan Value: xx Tape Value: xx |-xx-| 1556 (Days) |-xx-| Comment: As per updated payment history. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Appraised value   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -3 (Days)   Variance %:    Comment: Note date is xx however tape showing it as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Appraised value   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per calculation DTI is xx tape is showing it as 0.441%. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Gift amount was entered incorrectly in DU. Credit for EMD of xx in the details of transactions and as a gift. When it was corrected by servicer / lender the DU recommendation was Refer due to shortage of funds. Following assets were submitted to DU as available funds. Gift in the amount of xx (SETH) Gift in the amount of xx Gift in the amount of xx Totaling in to xx as available funds. Amount of funds required by DU was xx On this basis DU recommendation was Approve/Eligible. However, when amount of available funds was corrected to xx (13,054.94-$1,000.00) the DU recommendation was Refer due to shortage of funds. This corrected DU is not available in the loan file."
* Compliance Testing (Lvl 3)     "Compliance was tested through ComplianceEase website. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR xx is exceeded APOR xx by xx The APR threshold is xx and the subject loan is escrowed one.  Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: xx      Allowed: xx     Over by: xx
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR xx is exceeded APOR xx by xx The APR threshold is xx and the subject loan is escrowed one.  Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: xx      Allowed: xx     Over by: xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That In Total Cannot Increase More Than xx Test. Comparable Fee Amount is $640.00 Final Fee Amount is xx and Variance is xx this is a increase of xx
* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the Borrower income was xx and total expenses are in the amount of xx per AUS/DU (xx) and its recommendation is “Approve/Eligible.”"
* Higher Price Mortgage Loan (Lvl 2)     "Compliance was tested through ComplianceEase website. This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.    Higher-Priced Mortgage Loan Test: FAIL     Charged: xx      Allowed: xx     Over by: xx
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Compliance was tested through ComplianceEase website. The CE risk indicator is Elevated" as the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the Borrower income was xx and total expenses are in the amount of xx per AUS/DU (xx). the loan was underwritten by AUS/DU & its recommendation is "Approve/Eligible.""		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87937585	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$2,581.04	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.731%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	739	Not Applicable	25.385%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	xx	2.000%	xx	01-xx-2013	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment is not complete as the assignment of mortgage is currently with the xx.
There is HOA Lien against the subject property in the amount of xx However, the HOA has started foreclosure and the lis pendens filed on xx. The complaint is not served to the subject creditor. However, the document xx shows that suggestion of bankruptcy proceedings. The bankruptcy xx’ on xx. The case was dismissed on xx and got terminated on xx. No further details have been found regarding HOA foreclosure.
 No delinquent taxes have been found.
The county taxes for xxxx have been paid off in the amount of $x,xxx.xx.
As per available pay history as of x/xx/xxxx the loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xx,xxx.xx and the deferred balance is $xx,xxx.xx.	Collections Comments:Comments:
xx.

As per available pay history as of x/xx/xxxx the loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xx,xxx.xx and the deferred balance is $xx,xxx.xx.
The review of collection comments and loan file states that foreclosure was initiated on subject property. The foreclosure file was referred to attorney on xx. According to updated title report, foreclosure complaint was filed on xx and final judgment was filed on xx. The foreclosure sale was scheduled on xx. Foreclosure file was put on hold for BK case. The debtor’s, " xx” had filed the bankruptcy under chapter-xx with the xx. Currently loan is in active BK case. No further details have been found regarding foreclosure.
According to xx, the debtor’s " xx” had filed the bankruptcy under chapter-xx with the xx. The plan was confirmed on xx. The POC was filed by subject creditor on xx with the claim amount of $xx and the amount of arrearage is $xx. As per plan dated xx the pre-petition arrears shall be cured through the plan with monthly payment of $xx. On xx Motion to Dismiss case was filed but as there is no order on Motion to Dismiss as of xx. Currently loan is in active BK case. The loan is in active bankruptcy and last date of filing is xx.
No visible damages have been found.
The comments does not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:The review of collection comments and loan file states that foreclosure was initiated on subject property. The foreclosure file was referred to attorney on xx. According to updated title report, foreclosure complaint was filed on xx and final judgment was filed on xx. The foreclosure sale was scheduled on xx. Foreclosure file was put on hold for BK case. The debtor’s, "xx” had filed the bankruptcy under chapter-xx with the xx. Currently loan is in active BK case. No further details have been found regarding foreclosure.
Bankruptcy Comments:According to xx, the debtor’s "xx” had filed the bankruptcy under chapter-xx with the xx. The plan was confirmed on xx. The POC was filed by subject creditor on xx with the claim amount of $xx and the amount of arrearage is $xx. As per plan dated xx the pre-petition arrears shall be cured through the plan with monthly payment of $xx. On xx Motion to Dismiss case was filed but as there is no order on Motion to Dismiss as of xx. Currently loan is in active BK case. The loan is in active bankruptcy and last date of filing is xx.	The loan has been modified twice since origination. The modification agreement was made on xx with the new principal balance of $xx. The rate was started from x.xx% with P&I $xxx.xx. The first payment had begun from xx and ends with the maturity date of x/x/xxxx. The rate changes in x steps ending at the rate of interest x.xxx% and P&I $xxx.xx. The lender has agreed to forgive the principal in the amount of $xx,xxx.xx which exceeds x.xx% of modified principal balance $xx. The lender also agreed to defer the principal balance of $xx,xxx.xx hence the interest bearing amount is $xx,xxx.xx.	Affiliated Business Disclosure Condo/PUD Rider Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 559 |-xx-xx-199 |-xx-| -35.59928% Comment: amortization months are 360 Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 559   Variance: -199   Variance %: -35.59928%   Comment: loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 8/xx/2013   Tape Value: 7/xx/2018   Variance: -1795 (Days)   Variance %:    Comment: mod step 1 date is 8/xx/2013.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: mod step 1 rate is 2.00%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 8/xx/2018   Tape Value: 7/xx/2019   Variance: -334 (Days)   Variance %:    Comment: nod step 2 date is 8/xx/2018.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: mod step 2 rate is 3.00%   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 8/xx/2019   Tape Value: 7/xx/2020   Variance: -335 (Days)   Variance %:    Comment: mod step 3 date is 8/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 4.250%   Variance: -0.250%   Variance %: -0.25000%   Comment: mod step 3 rate is 4.00%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 71.628%   Tape Value: 80.000%   Variance: -8.372%   Variance %: -8.37200%   Comment: original CLTV ratio percent is 71.628%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 71.628%   Tape Value: 80.000%   Variance: -8.372%   Variance %: -8.37200%   Comment: original slandered LTV is 71.628%   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $531.49   Tape Value: $0.00   Variance: $531.49   Variance %:    Comment: original stated P&I is 531.49.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000211111111111211   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: pay history string is 44444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 112111111111112000000000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: pay history string reversed is 44444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Condo / PUD rider Missing (Lvl 2) "As per appraisal report at the time of origination, subject property type is PUD. However, the required rider is not attached with recorded mortgage."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL State and the required disclosures are missing from the loan file.

1. Anti-Coercion Notice
2. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88058302	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,225.38	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.130%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	536	537	Unavailable	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2018 12:00:00 AM	xx	xx	3.500%	xx	3/xx/2018 12:00:00 AM	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. There is junior mortgage originated on xx. The chain of assignment has been completed. Currently, the assignment is from xx. As trustee for xx which was recorded on xx. No active liens and judgments have been found against the borrower and subject property. First and second installments of county taxes for the year of xxxx-xxxx are due in the amount of xx on xx/xx/xxxx and xx on xx No, any prior year delinquent taxes have been found.
Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
There is a junior mortgage that was originated on xx.
The first installment of county taxes for xxxx/xxxx was paid in the amount of xx.
The second installment of county taxes for xxxx/xxxx is due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.

Update:
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently in the collection and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/xx/xxxx between the borrower xx. As per the modified terms, the new principal balance is xx and the deferred principal balance is xx. The borrower has promised to pay the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on x/xx/xxxx till maturity date of x/xx/xxxx. The borrower xx had bankruptcy under chapter x with the xx. The voluntary Petition was filed on xx. The debtor was dismissed on xx and the case was terminated on xx. The foreclosure was not initiated. As per the comment dated xx/xx/xxxx, the subject property is owner occupied. As per the comment dated x/xx/xxxx, the reason for default is extra expenses. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx. The voluntary Petition was filed on x/xx/xxxx. The debtor was dismissed on xx and the case was terminated on xx.	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on x/xx/xxxx between the borrower xx and lender xx. As per the modified terms, the new principal balance is xx and the deferred principal balance is xx The borrower has promised to pay the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 625 |-xx-xx-265 |-xx-| -42.40000% Comment: Amortization term month as 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Ballon indicator as no   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy dismissed   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $83695.98   Tape Value: $84742.24   Variance: $-1046.26   Variance %: -1.23463%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2018   Tape Value: 2/xx/2018   Variance: -25 (Days)   Variance %:    Comment: As per mod   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 9/xx/2018   Variance: 1917 (Days)   Variance %:    Comment: Last payment recievd date as 5/xx/19.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original stated maturity term month as 360   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333333333333333333333332   Variance:    Variance %:    Comment: Payment history string as 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 233333333333333333333333 Variance: Variance %: Comment: Payment history string reversed as 444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file. 1. Impound Account Disclosure 2. Cosigner Notice 3. Private Mortgage Insurance Disclosure 4. Earthquake Disclosure forCondominiums 5. Hazard Insurance Disclosure 6. Insurer RecommendationDisclosure 7. CA Fair Lending Notice 8. Anti-Tying Disclosure 9. Privacy Notice 10. Notice of Right to Copy of Appraisal 11. Application for Credit-Married Persons 12. Fair Debt Collection Notice 13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88064949	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,581.30	01/xx/2020	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	57.122%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx
The chain of the assignment has not been completed. xx
There is a civil judgment in the favor of xx
The first installment combined taxes of xxxx have been paid in the amount of $xxxx.xx.
The second installment combined taxes of xxxx are due in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is x/xx/xxxx. The borrower Kimberly A Etre had filed the bankruptcy under chapter xx with the case# xx and the plan was confirmed on xx The POC was filed on xx with the secured claim amount of xx and the arrearage amount is xx According to the order confirming chapter xx plan filed on xx the debtor shall pay $x,xxx.xx per month for x month, $x,xxx.xx per month for x months, $x,xxx.xx per month for x months, $x,xxx.xx per month for x months, $x,xxx.xx per month for xx months and $x,xxx.xx per month for xx months. The date of the last filing bankruptcy was xx The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx. The foreclosure was initiated and according to the comment dated xx the judgment was entered on xx As per the comment dated xx the sale was scheduled on xx The borrower xx had filed the bankruptcy under chapter xx with the case# xx on xx and the plan was confirmed on xx However, the foreclosure was placed on hold. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx the judgment was entered on xx As per the comment dated xx the sale was scheduled on xx The borrower xx had filed the bankruptcy under chapter xx with the case#xx on xx and the plan was confirmed on xx However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the case# xx on xx and the plan was confirmed on xx The POC was filed on xx with the secured claim amount of xx and the arrearage amount is xx According to the order confirming chapter xx plan filed on xx the debtor shall pay $x,xxx.xx per month for x month, $x,xxx.xx per month for x months, $x,xxx.xx per month for x months, $x,xxx.xx per month for x months, $x,xxx.xx per month for xx months and $x,xxx.xx per month for xx months. The date of the last filing bankruptcy was xx	Not Applicable	Good Faith Estimate Missing Required State Disclosures Origination Appraisal	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: No Balloon per Note. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy Post Loan Origination found.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Unavailable Tape Value: 6/xx/2020 Variance: Variance %: Comment: N/AN Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD1 is not signed by the borrower."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final Good Faith Estimate is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good Faith Estimate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Massachusetts. The following state disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.Mortgage Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
																																																																																																								6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88091883	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,815.87	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.190%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/xx/2009	xx	xx	8.520%	xx	10/xx/2009	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
Chain of assignment has been completed. Currently, the mortgage is with xx
There is a judgment in the amount of $xx in the favor of xx
xx
Annual borough taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual county taxes for the year of xxxx have been due in the amount of $xxx.xx.
Annual school taxes for the year of xxxx have been due in the amount of $xxx.xx.

No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB is $xx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. No evidence of post-closing foreclosure has been found. As per the comment dated xx the RFD is medical expenses. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Adjustment of Terms agreement was signed between the borrower xx and the lender xx on xx/xx/xxxx. The UPB is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx/xx/xxxx. The maturity is xx/xx/xxxx. There is deferred balance in the amount of $x,xxx.xx and the interest bearing amount is $xx,xxx.xx.	Credit Application Credit Report HUD-1 Closing Statement Origination Appraisal	xx
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC.   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 011011111224223333324444   Tape Value: 000000011122222112212110   Variance:    Variance %:    Comment: As per the Payment history, the string is 011011111224223333324444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444423333322422111110110   Tape Value: 011212211222221110000000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 444423333322422111110110   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Final application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2029 Tape Value: 4/xx/2028 Variance: 500 (Days) Variance %: Comment: As per the mod, the matruity is 8/xx/2029. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed. An Appraisal Report at the origination is missing from the loan file. The tape reflects the type of subject property as a Mobile home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. A collections comment does not reflect any information regarding Mobile Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD available in the loan file. The 1200 section is missing. The values are updated as per the itemization located at” xx Itemization of xx”."
* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL $62,468.80 $62,533.16 -$64.36"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL 10.190% 6.750% +3.440%
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $62,533.16. The disclosed finance charge of $62,468.80 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88157266	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,461.60	07/xx/2020	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.335%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	No	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has been completed as the with the xx
There is a junior mortgage originated on xx

There are four civil judgments recorded on the different dates in the favor of different plaintiff’s in the total amount of $ xx.

As per updated title report, there is real estate tax lien against the subject property recorded on xx/xx/xxxx in the amount of xx

As per updated title report, there is judgment against the borrower recorded on xx.; however, there is clause stating that all the real properties of the debtors in the xx

The combined annul taxes of xxxx have been paid in the amount of $ x,xxx.xx. No prior year delinquent taxes have been found.

According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x month. The last payment received on x/xx/xxxx; the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The collection comments review states that the loan is in collection.
As per comments dated x/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. However, as per comments dated x/xx/xxxx, the foreclosure is on hold from x/xx/xxxx due to loss mitigation review.
No active bankruptcy has been found.
As per comments dated x/xx/xxxx, the property is owner occupied. No damage or repair related comments found.

Foreclosure Comments:As per comments dated x/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. However, as per comments dated x/xx/xxxx, the foreclosure is on hold from x/xx/xxxx due to loss mitigation review.
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.x% and a maturity date of x/xx/xxxx. The P&I as per latest payment history is the $xxx.xx and rate of interest is x.x%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
There are no comments reporting regarding the modification.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 500 |-xx-xx-140 |-xx-| -28.00000% Comment: Missing Note Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per review the foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1633.49   Variance: $-1633.49   Variance %: -100.00000%   Comment: Missing Modification   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: The mod is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: The mod is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: Missing Note   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: Unavailable   Tape Value: 1   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Misisng Appraisal   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Missing Note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 100022211111111122234444   Tape Value: 111009999999998765432100   Variance:    Variance %:    Comment: The payment history string is 10000221111111111233344444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444432221111111112220001   Tape Value: 001234567999999999910111   Variance:    Variance %:    Comment: Payment History String Reversed   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Missing Note   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Unavailable Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with the estimated HUD and itemization are missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of Servicing Transfer is Missing from the loan files."	* Application Missing (Lvl 2) "Final loan applicaton is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan files."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88232692	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$536.11	$490.34	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	11.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	No	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	3/xx/2010 12:00:00 AM	xx	Not Applicable	6.000%	xx	01-xx-2010	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx with the Instr | Book/Page# xx
No assignment was found. However, the subject mortgage is with original lender xx. It should be with “xx”.
There is an active junior mortgage in the amount of xx with the lender xx which was recorded on xx with Instr | Book/Page# xx
There are two IRS liens against the borrower xx in the favor of the xx for the amount of xx and x which was recorded on xx and xx
The annual county taxes of xxxx are delinquent in the amount of xx good through on xx
As per the review of the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
The borrower has been delinquent for x months and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of $xxx,xxx.xx.
The modification agreement was made between the borrower and lender on xx
According to the collection comment dated x/xx/xxxx, borrower has been impacted by Covid-xx and the reason for default was curtailment of income due to job loss, a reduction of hours or borrower is temporary unemployed and also he stated that he cannot make monthly payment. The comment dated x/xx/xxxx shows that, the servicer offers x months forbearance plan to the borrower which was started on x/xx/xxxx and end on x/xx/xxxx.No further details have been found regarding same.
No evidence has been found regarding the foreclosure.
As per PACER, the borrower “xx” had filed bankruptcy under chapter-xx with the case# xx on xx The Voluntary Petition was filed on xx The debtor was discharged on xx and the case was terminated on xx
The subject property is owner occupied with axxge condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the borrower “xx” had filed bankruptcy under chapter-xx with the case# xx on xx The Voluntary Petition was filed on xx The debtor was discharged on xx and the case was terminated on xx	The modification agreement was made between the borrower and lender on x/xx/xxxx. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with an interest rate of x.xxx% beginning on x/x/xxxx till the maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Application	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy is yes. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment: The current status of the loan is in collection.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $24.06   Variance: $-24.06   Variance %: -100.00000%   Comment: The modification does not contain the deferred balance.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: First payment date is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is active.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original appraisal value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.50000%   Tape Value: 6.87000%   Variance: 4.63000%   Variance %: 4.63000%   Comment: Original stated rate is 11.50%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2036 Tape Value: 5/xx/2036 Variance: -3 (Days) Variance %: Comment: Stated maturity date is 5/xx/2036. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home not Affixed. According to the appraisal report at the time of origination, the subject property type is manufactured housing. There is no addendum to the appraisal has been found in the loan file. However, latest tax report attached with updated title report dated xx still shows the subject property type is manufacture home. Neither final title policy has ALTA-7 endorsement attached with it nor does the mortgage have VIN/Serial number listed in it. The affixation document is not available in the loan file. It is unable to confirm whether subject property is affixed to the land. Latest driven by BPO report dated xx reveals that the subject property type is Manufactured."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88260197	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,342.26	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	49.610%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05-xx-2012	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx/xx/xxxx in the amount of $xx.
No assignments have been found.
No active judgments or liens have been found.
The annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is xx months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. No evidence of damage or repair on subject property has been found. As per comment dated xx/xx/xxxx the reason for default is curtailment of income. At origination borrower is hair stylist.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 6 Tape Value: 17 |-xx-xx-11 |-xx-| -64.70588% Comment: N/A Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000012100001114321114444   Tape Value: XXXXXXXX0001223456789999   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444411123411100001210000   Tape Value: 9999876542221000XXXXXXXX   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 49.610%   Tape Value: 49.410%   Variance: 0.200%   Variance %: 0.20000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 45.056%   Tape Value: 44.871%   Variance: 0.185%   Variance %: 0.18500%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 354 Tape Value: 343 Variance: 11 Variance %: 3.20699% Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance Ease risk indicator is moderate as loan is failing for Charges That Cannot Increase Test.

This loan does not qualify for a safe harbor. The loan has an APR of 9.950%. The APR threshold to qualify for a safe harbor is
5.890%

Qualified Mortgage Safe Harbor Threshold is fail. Charged: 9.950%      Allowed: 5.890%     Over by: +4.060%"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $633,719.40. The disclosed finance charge of $633,082.40 is not considered accurate because it is understated by more than $100

TILA Finance Charge Test is fail. Loan data is $633082.40 and comparison data is $633719.40. Hence, the variance is $637.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Revised LE dated 03/xx/2019.  LE dated 02/xx/2019 reflects Appraisal Review Fee at $50.00, however, Revised LE dated 03/xx/2019 reflects the Appraisal Review Fee at $115.00.  This is a fee increase of $65.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																																							Higher-Priced Mortgage Loan Test: FAIL Charged: 9.950% Allowed: 5.890% Over by: +4.060%"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.610% as the Borrower income was $7882.00 and total expenses are in the amount of $3910.28. The loan was underwritten manually with DTI 49.610%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88334866	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$12,682.84	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$5,941.41	xx	4.875%	480	480	xx	xx	Not Applicable	Conventional	Fixed	120	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	758	Not Applicable	24.373%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with MERS as nominee for xx
The chain of assignment has been completed as currently the assignment is with xx
No active judgments or liens have been found pending.
Property Tax Status;
x) 1st installment county taxes for the year of xxxx are due for the amount of $x,xxx.xx on xx/xx/xxxx.
x) 2nd installment county taxes for the year of xxxx are due for the amount of $x,xxx.xx on xx/xx/xxxx.
x) 1st  installment county taxes for the year of xxxx are due for the amount of $x,xxx.xx on xx/xx/xxxx.
x) 2nd installment county taxes for the year of xxxx are due for the amount of $x,xxx.xx on xx/xx/xxxx.
x) 1st  installment county taxes for the year of xxxx are due for the amount of $x,xxx.xx on xx/xx/xxxx.
x) 2nd  installment county taxes for the year of xxxx are due for the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently x months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. the unpaid principal balance according to payment history is in the amount is $x,xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently x months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. the unpaid principal balance according to payment history is in the amount is $x,xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
The loan has not been modified since origination.
The foreclosure was not initiated in the loan. The borrower had not filed bankruptcy. At the time of origination borrower is xx from last xx years with reserves of xx.xx months.
The subject property is occupied by the owner. No visible damages or repairs have been observed on the subject property.
Comment dated xx/xx/xxxx shows that the borrower has been impacted by Covid and had received a deferral beginning with the x/xx/xxxx payment.
Collection comment dated xx/xx/xxxx shows the reason for borrower's default as Covid. Comment further shows that the Covid deferral was granted.

Update:

The current status of the loan is collection.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is non-owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 9 |-xx-xx-5 |-xx-| -55.55555% Comment: Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 480   Tape Value: 360   Variance: 120   Variance %: 33.33333%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: XXXXXXXXXXXXXXXX00001223   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 32210000XXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 29.156%   Tape Value: 49.472%   Variance: -20.316%   Variance %: -20.31600%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 16.856%   Tape Value: 22.024%   Variance: -5.168%   Variance %: -5.16800%   Comment:    Tape Source: Initial   Tape Type:
xx
																																																																																																				Field: Stated Remaining Term Loan Value: 476 Tape Value: 351 Variance: 125 Variance %: 35.61253% Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88420383	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$12,795.81	$12,423.12	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	43.737%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of mortgage assignment is incomplete as no assignment has been found. This should be with xx.
No active judgments or liens have been found.

First installment county taxes of xxxx are delinquent in the amount of $x,xxx.xx which were due on x/xx/xxxx and good through on xx/xx/xxxx.
Second installment county taxes of xxxx are delinquent in the amount of $x,xxx.xx which were due on x/xx/xxxx and good through on xx/xx/xxxx. Taxes are delinquent in the total mount of $xxxxx.xx.	The payment history dated as of x/xx/xxxx reveals that the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
At the time of origination borrower was working as Voice President at “xx” from xx years x months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: First Payment Date Loan Value: xx |-xx-| 31 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1308 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 88.785%   Tape Value: 0.888%   Variance: 87.897%   Variance %: 87.89700%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx   Variance: -4 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value:xx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 5/xx/2049   Tape Value: 4/xx/2049   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 347 Tape Value: 346 Variance: 1 Variance %: 0.28901% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance Ease risk indicator is moderate as loan is failing for TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA Finance Charge Test is fail. Loan data is $514,014.76 and comparison data is $520,456.36. Hence, the variance is -$6,441.60.

TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is $514,014.76 and comparison data is $520,456.36. Hence, the variance is -$6,441.60."
* Income documentation does not meet guidelines (Lvl 3)     "W2 for the year 2017 is missing from the loan file.

Missing last two years tax transcripts."
* Required Documentation Missing or Incomplete (Lvl 3) "Hazard Policy document is missing from the loan file for REO property "1616 Champion St, Ottawa, IL 61350"."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "We have considered the lowest income $19681.75 of borrower due to which DTI is 43.737%. The Borrower calculated income is $19,681.75 and total expenses are in the amount of $8608.16. As per Paystub dated 03/xx/2019 located at "xx", there is deduction in the amount of $216.22 (biweekly) for 401K Loan 2 which we have considered as liability. W2 for the year 2017 is missing from the loan file. Missing last two years tax transcripts. SOL expired, downgraded to LVL2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.737% as the Borrower calculated income is $19,681.75 and total expenses are in the amount of $8608.16 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible.” SOL expired, downgraded to LVL2."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88632364	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,103.28	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	4.000%	xx	01-xx-2019	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
The chain of assignment has not been completed, currently the assignment is with xx.
There are no active liens and judgment found against the borrower.
Annual County taxes for the year xxxx are sold/forfeited for the amount of $xxxx.xx with the good through as xx/xx/xxxx and annual taxes for the year xxxx are paid in the amount of xx.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx.
Collections Comments:The current status of the loan is in collection.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy.
The loan has been modified since the origination.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair. Collection comment dated x/xx/xxxx stated that the borrower is in active forbearance plan due to COVID-xx. However, unable to determine whether the borrower’s income has been affected by Covid-xx from available collection comments. No other information has been found regarding the reason for default.
Update comment:
The current status of the loan is collection.
The reason for default is not available in latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per xx report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/xxxx, the subject property has been occupied by unknown party.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the modification agreement which was made on x/x/xxxx between the borrower xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $ $x,xxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx. There is principal forgiven amount is given in the amount of xx.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2019   Tape Value: 6/xx/2019   Variance: -27 (Days)   Variance %:    Comment: Doc date of last mod is 06/xx/2019.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 12/xx/2019   Variance: 1480 (Days)   Variance %:    Comment: Last payment received date is 5/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 624   Variance: -264   Variance %: -42.30769%   Comment: Loan origination maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 044444444444443210210011   Tape Value: 3333333333211000033333XX   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 110012012344444444444440   Tape Value: XX3333300101123333333333   Variance:    Variance %:    Comment: Payment history string reversed is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per application is cashout other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of refinance per HUD-1 is cashout. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) ""The truth in lending disclosure is missing from the loan file. ""		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88756845	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3.54	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.631%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage xx.

The chain of assignment has been completed. Currently, the assignee is xx.

No active judgments/liens have been found against the borrower/subject owner.

No, any prior year delinquent taxes have been found.
The county taxes for xxxx are paid off in the amount of $x.xx.
As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:

Comments:
Servicing Comments.xlsx

As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.
No evidences have been found regarding bankruptcy case and foreclosure process.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.
No visible damages are found in available collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate Notice of Servicing Transfer Prepayment Penalty Rider	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $466.18 |-xx-| $-466.18 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 7/xx/2012   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 503   Variance: -143   Variance %: -28.42942%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: 11/xx/2012   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: $83977.17   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 9/xx/2040   Tape Value: 8/xx/2052   Variance: -4352 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 240 Tape Value: 383 Variance: -143 Variance %: -37.33681% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase HOEPA Test Failed (Lvl 3) "1. This loan failed the HOEPA higher-priced mortgage loan prepayment term test.
2. This loan failed the HPML prepayment penalty test.
3. This loan failed the HOEPA higher-priced mortgage loan test."
* ComplianceEase Risk Indicator is "Critical" (Lvl 3)     "CE Risk Indicator is Critical due to,

1. This loan failed the HOEPA higher-priced mortgage loan prepayment term test.
2. This loan failed the HPML prepayment penalty test.
3. This loan failed the HOEPA higher-priced mortgage loan test."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is not attached with recorded mortgage."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88762263	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$642.26	10/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.350%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	618	644	80.164%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	8.000%	xx	01-xx-2018	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage originated on xx.
Currently, the mortgage is assigned to xx.
There is a junior mortgage in the amount of $xx,xxx.xx originated on x/xx/xxxx with lender,xx.
There is a state tax lien in the amount of xx in the favor of lender, xx.

Property taxes for the year xxxx are due in two installments. !st installment is due on xx in the amount of xx.
According to the review of payment history as of x/xx/xxxx, the borrower has been delinquent for x months. The last payment was received on xx/xx/xxxx which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx. The UPB reflected in the amount of xx.	Collections Comments:The current status of the loan is in bankruptcy. According to the review of payment history as of x/xx/xxxx, the borrower has been delinquent for x months. The last payment was received on xx/xx/xxxx which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx.
 The reason for default is unable to be determined.
Collection comment dated xx/xx/xxxx states that  borrower could not complete trial payment plan for loan mod. Hence, the mod was failed.

The loan was last modified on x/xx/xxxx. As per the modified terms, the new principal balance xx.

As per xx report, the borrower, xx had filed bankruptcy chapter-xx with xx on xx The plan was confirmed on xx.
No comments have been found regarding the litigation. No comments have been found regarding any damage to the subject property. . No comments have been found regarding the covid-xx impact.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER report, the borrower, xx had filed bankruptcy chapter-xx with case xx on xx/xx/xxxx. Under chapter-xx plan dated xx the borrower will pay all post-petition mortgage payments directly to creditor, BSI Financial Services, Inc. and arrearage will be paid through trustee. The plan was confirmed on xx. However, no POC filed by the subject creditor was found. No evidence of cram down was found.	This modification agreement made between borrower xx. As per the modified terms, the new principal balance xx.
Borrower promise to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx with a maturity date of xx.	Affiliated Business Disclosure Loan Program Info Disclosure Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 180 |-xx-| 180 |-xx-| 100.00000% Comment: Amort. month is 360. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: 9/xx/2005   Tape Value: 9/xx/2018   Variance: -4732 (Days)   Variance %:    Comment: First payment date is 9/xx/2005.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 10/xx/2023   Tape Value: 3/xx/2020   Variance: 1332 (Days)   Variance %:    Comment: Last payment received date is10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 178   Variance: 182   Variance %: 102.24719%   Comment: Maturity terms months is 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $43000.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.35000%   Tape Value: 8.00000%   Variance: 1.35000%   Variance %: 1.35000%   Comment: Stated rate is 9.350%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000433211121100000000000   Tape Value: 333333333333210000B00000   Variance:    Variance %:    Comment: Payment history string is 4444433300000MMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000001121112334000 Tape Value: 00000B000212333333333333 Variance: Variance %: Comment: Payment history string is MMMMMMMMMMM444443330000 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the lender prepaid finance charge test and Prepayment Term Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.  This loan failed the lender prepaid finance charge test (K.S.A.§16A-xx-401(6)) The consumer loan does charge a set of prepaid finance charges, paid to the lender or party affiliated with the lender, which exceed 5% of the amount financed."
* DTI > 60% (Lvl 2)     "The Total income is $1,856.33 and expenses are $1,513.54. Hence DTI is 81% which exceeds 60%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88927706	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,422.77	10/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.370%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is missing with xx
There is no lien/judgment against the borrower/subject property.
Annual taxes have been paid in the amount of $xxxx.xx.
No delinquent taxes have been found for the prior years.
xx	According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for xx months and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.

Update:
As per the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current UPB is $xx,xxx.xx.
As per the note, the original P&I is $xxx.xx and the interest rate is xx.xx%. As per the PH, the current P&I is $xxx.xx and the current interest rate is not available.
Collections Comments:The current status of the loan is in foreclosure.
According to a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for xx months and the next due date for the regular payment is x/xx/xxxx.  The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx.  The UPB reflected in the latest payment history is in the amount of $xx,xxx.xx.
AS per collection comments review, borrower’s intention is to keep the property. Property is in axxge condition and no evidence of damage has been found.
The foreclosure was initiated on the subject property in xx and the file referred to attorney on xx The foreclosure was put on hold due to loss mitigation on xx The step foreclosure sale was scheduled on xx No further details available.

Foreclosure Comments:The foreclosure was initiated on the subject property in xx and the file referred to attorney on xx The foreclosure was put on hold due to loss mitigation on xx The step foreclosure sale was scheduled on xx No further details available.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 522 |-xx-xx-162 |-xx-| -31.03448% Comment: Amortization Term Months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Indicator is No.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1462.91   Variance: $-1462.91   Variance %: -100.00000%   Comment: Deferred PRinciple (Modification) per Payment History is $0.00.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a Modificaton Change Note Terms ? is No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 11/xx/2010   Variance:    Variance %:    Comment: Doc Date of last Modification is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. AMort Potential ? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.37000%   Tape Value: 5.94000%   Variance: 5.43000%   Variance %: 5.43000%   Comment: Original Stated Rate is 11.3700%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: 1/xx/2020   Variance:    Variance %:    Comment: S&C Filing Date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 3/xx/2037   Tape Value: 9/xx/2050   Variance: -4932 (Days)   Variance %:    Comment: Stated Maturity Date is 3/xx/2037.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1352.12 Variance: $-1352.12 Variance %: -100.00000% Comment: Suspense Balance Per Payment Hitsory is $0.00. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination located at “xx” shows the type of subject property as a manufactured home with VIN# xx which was manufactured on 1995. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title shows separate assessment for land and improvements. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88954237	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,812.02	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was xx. The chain of assignment has not been completed. Currently, the assignment is from xx. However, the correct assignment should be with xxl”. No active judgments or liens have been found. Combined annual taxes for the year of xxxx have been paid in the amount of $xxx.xx. No prior year delinquent taxes have been found.
Update;-
The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The combined annual county taxes for xxxx are paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found in the updated title report.	According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx. Update: As per the review of tape data payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The details of the last payment received are not available. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $xx,xxx.xx.

Update:-
As per review of the payment history dated as of xx/xx/xxxx, the borrower has been delinquent for x months. The last payment received is unable to be determined. The next due date, as per tape, is xx/xx/xxxx. The UPB is unavailable.	Collections Comments:The loan is in the bankruptcy.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is curtailment of income.
The loan was not modified since origination.
The Debtor had filed the bankruptcy under chapter xx with the casexx. The plan was confirmed on xx The debtor was promised to pay for trustee in the amount of $xxxx.xx for xx months and $xxxx.xx for xx months. According to voluntary petition schedule D which was filed on xx/xx/xxxx, the value of the collateral amount is $xx POC filed by xx for the secured claim amount is $xx,xxx.xx and the arrearage amount of $xxxx.xx.
No foreclosure activity has been found.
As per the comment dated xx/xx/xxxx, the subject property is vacant. No latest BPO reports are found from the loan files. No damage and repairs have been found.
No details have been found regarding covid-xx.

Update:
The current status of the loan is active bankruptcy.
As per the review of tape data payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The details of the last payment received are not available. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $xx,xxx.xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per servicing comment xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with case# xx
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The Debtor had filed the bankruptcy under chapter xx and the post-petition date is xx/xx/xxxx.	Not Applicable	Credit Application Credit Report Origination Appraisal	Field: Borrower Last Name Loan Value: xx Tape Value: JURADO |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $1092.78   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: This is not NEG ARM.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xxTape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: 2 Family   Tape Value: Single Family   Variance:    Variance %:    Comment: Appraisal report is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing TX Constitution A6 Total Indebtedness Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing TX Constitution A6 Total Indebtedness Test. No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $89,912.05. The disclosed finance charge of $89,714.84 is not considered accurate because it is understated by more than $100. Loan data: $89,714.84, Comparison data: $89,912.05, Variance data: -$197.21"
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Significant	Not Covered	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88981242	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,634.92	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.200%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	629	Not Applicable	34.888%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx

No single assignment of mortgage is available in the updated title report. The chain of assignment is completed as the subject mortgage is still with the lender, xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual County taxes for xxxx have been paid in full in the amount of xx  on xx

No prior year delinquent taxes have been found in the updated title report.

update
As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx
No active judgments or liens found.
The first and second installments of city taxes for xxxx are paid off in the total amount of xx on xx and xx respectively.
As per updated title report, no prior year taxes are delinquent.

Loan is originated on xx and first payment date is xx payments are not started yet.	Collections Comments:Loan is originated on xx and first payment date is xx

The borrower has been working in "xx" as a xx from xx has been employed in this profession from xx years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Bankruptcy Filing Date Loan Value: Not Applicable Tape Value: xx |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Cash Out   Loan Value: xx   Tape Value: xx   Variance: $717.47   Variance %: 0.58359%   Comment: The cash out is given in final CD as xx but tape shows as xx   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Chapter   Loan Value: Not Applicable   Tape Value: Chapter xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (7.388%) is exceeded APOR (5.030%) by 2.358%. The APR threshold is 5.030% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 7.388%    Allowed: 5.030%    Over by: +2.358%"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $192,223.95 and allowed is $192,748.95 however it is undercharged by $525.00."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.388%      Allowed: 5.030%     Over by: +2.358%"
																																																																																																							* Missing Required Disclosures (Lvl 3) "Borrower's intent to proceed is missing from the loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89042272	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$843.50	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	11.190%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	6.000%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xxfor the amount of xx which was recorded on xx The chain of assignment has not been completed. Currently, the subject mortgage is with the lender, xx Assignment is missing to “xx”.
There are two civil judgments. First civil judgment was against the borrower, “xx” in the favor of xx for the amount of xx which was recorded on xx and second judgment was against the borrower, “xx” in the favor of xx for the amount of xx which was recorded on xx
Second installment of county taxes for the year of xxxx xx are due in the amount of xx and Second installment of county taxes for the year of xxxx xx are due in the amount of xx No prior year’s delinquent taxes have been found.
//Update-
As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of “xx”, which was recorded on xx under xx The county taxes have been paid in the amount of xx on xx There are multiple judgments against the borrower with different plaintiffs in the total amount of xx with different recording details.  There is one state tax lien against the borrower in the favor of "xx" in the amount of xx and recorded on xx. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.

//Update-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx with interest rate is x.xxx%. The current UPB reflected as per tape data is $xxx,xxx.xx.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.
According to comment dated xx/xx/xxxx, trial plan approval has been received. The final modification evaluation has been completed. The modification agreement was send on xx/xx/xxxx.

According to comment dated xx/xx/xxxx, the borrower was very ill and was struggling to keep up payments.

The loan was modified twice since origination. The modification agreement was made on x/xx/xxxx between the borrower, “xx” and lender, “xx”.  As per the modified terms, the new principal balance is xx The borrower has promises to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx The borrower “xx” had filed bankruptcy under xx with the case# xx on xx The schedule D of Voluntary Petition shows that the amount of secured claim is xx and the value of the collateral is xx Hence, unsecured portion is reflected in the amount of xx According to xx Individual Debtor's Statement of Intention, the debtor wants to surrender the subject property and also, not claimed as exempt.
The case was discharged and was terminated on xx
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.

//Update-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment date is unable to be determined. The current P&I is $xxx.xx with interest rate is x.xxx%. The current UPB reflected as per tape data is $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower “xx” had filed bankruptcy under xx with the case# xx on xx The schedule D of Voluntary Petition shows that the amount of secured claim is xx and the value of the collateral is xx Hence, unsecured portion is reflected in the amount of xx According to xx Individual Debtor's Statement of Intention, the debtor wants to surrender the subject property and also, not claimed as exempt.
The case was discharged and was terminated on xx
The loan was modified twice since origination. The modification agreement was made on x/x/xxxx between the borrower, “xx” and lender, “xx”. As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promises to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on x/x/xxxx till maturity date of x/x/xxxx. Balloon payment on the interest bearing principal balance of $xx,xxx.xx is due on the maturity date.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Bankruptcy is yes. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment: Current legal status Collection.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2017   Tape Value: 8/xx/2017   Variance: -33 (Days)   Variance %:    Comment: Doc date last modification 8/xx/2017.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx Variance %: xx   Comment: original appraisal value xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 11.19000% Tape Value: 6.00000% Variance: 5.19000% Variance %: 5.19000% Comment: original stated rate 11.19%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89268963	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$921.15	12/xx/2023	Unavailable	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	631	742	38.435%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/xx/2019	xx	Not Applicable	2.500%	xx	10/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment has been completed. The current assignment of mortgage is with xx
No active judgments or liens have been found against the borrower/subject property.

The combined annual installment taxes for the year xxxx are due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.

Update: According to the updated title report dated x/xx/xxxx, the subject mortgage originated on xx
No active judgments or liens have been found against the borrower or subject property.
The county taxes for xxxx are paid off in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx.

Update: According to a review of the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The date of the last payment received is not available. The interest rate is x.x%, and P&I is $xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment received is xx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx. The loan was modified on xx. The collection comment dated xx/xx/xxxx states the reason for default is curtailment of income. According to the PACER, the borrower xx. The case was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx. The foreclosure was initiated. The file was referred to attorney on xx/xx/xxxx. However, further foreclosure proceedings were on hold due to covid-xx moratorium declared on xx/xx/xxxx. The collection comment dated xx/xx/xxxx states the borrower’s income was not impacted due covid-xx disaster. The collection comment dated xx/xx/xxxx states the subject property is owner-occupied. There is no comments have been found regarding the subject property condition.
Foreclosure Comments:The foreclosure was initiated. The file was referred to attorney on xx/xx/xxxx. However, further foreclosure proceedings were on hold due to covid-xx moratorium on xx/xx/xxxx.
Bankruptcy Comments:According to the PACER, the borrower xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx; therefore, there is unsecured portion of $xxx,xxx.xx. The Proof of Claim filed on xx/xx/xxxx under xx. The total amount of secured claim is xx	The loan modification agreement was made between xx and xx (Borrowers) and xx (Lender) on xx/xx/xxxx with the new modified unpaid principal balance is $xxx,xxx.xx. The borrower promises to pay interest only payment amount of $xxx.xx with an interest rate of x.xxx% for xx months then the P&I amount of $x,xxx.xx monthly with an interest rate of x.xxx% for remaining xxx months. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with xx on xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was initiated. The file was referred to attorney on 03/xx/2020. However, further foreclosure proceedings were on hold due to covid-19 moratorium declared on 03/xx/2020.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -593 (Days)   Variance %:    Comment: As per modification agreement the last modification date is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: as per note, there is no interest only period.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 60   Variance:    Variance %:    Comment: as per note, there is no interest only period.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
xx
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: As per appraisal report, the original standard LTV is 93.963%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.37500%   Tape Value: 4.00000%   Variance: 2.37500%   Variance %: 2.37500%   Comment: As per note, the stated original rate is 6.375%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 099999999875   Variance:    Variance %:    Comment: Payment history string is 0MMMMMMMMMMMMM4440MMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 578999999990   Variance:    Variance %:    Comment: Payment history string reversed is MMM0444MMMMMMMMMMMMM0.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance %:    Comment: As per modification agreement, the stated maturity date is xx  Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report, the subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "An initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is originated as conventional on 03/xx/2008. LTV exceeds more than 80% the lender requires a mortgage insurance certificate. However, the MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89294939	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$830.37	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.700%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	11.196%	xx	01-xx-2008	Financial Hardship	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has not been completed. Currently, the assignment is from xx.
No active liens and judgments have been against the borrower and property.
Annual combined taxes of the year xxxx have been due in the amount of $xxx.xx which was due on xx/xx/xxxx.
Annual combined taxes of the year xxxx have been paid in the amount of $xxx.xx.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxx/x, the borrower is current with the loan and next due date is xx/xx/. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:
The loan is currently performing. As per the review of payment history as of xx/xx/xxx/x, the borrower is current with the loan and next due date is xx/xx/. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to determine.
The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement was signed between the borrower xx The modified principal balance is xx The borrower promises to pay the P&I in the amount of $xxx.xx with an interest rate of xx.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Credit Application Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 181 Tape Value: 425 |-xx-xx-244 |-xx-| -57.41176% Comment: Amortization term months are 181. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 425   Variance: -244   Variance %: -57.41176%   Comment: Amortization term months are 181.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2018   Tape Value: 3/xx/2023   Variance: -1854 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 11.196%   Tape Value: 11.700%   Variance: -0.504%   Variance %: -0.50400%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: C11CCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: PH String is 000012243100000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCC1C11C   Variance:    Variance %:    Comment: PH String is 000000000000000001342210000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Modular Housing Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per Appraisal report located at xx, the subject property type is Manufactured home. As per document located at xx. However, the Affidavit of Affixation is not available in the loan file. The Alta-7 endorsement for manufactured home is not attached with the title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The collection comment does not reflect any information regarding the Manufactured Housing whether it is attached to a permanent foundation system or not."	* Application Missing (Lvl 2) "Final Application is missing from the loan file. However, values are updated as per Credit Application located at xx"
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 11.880% Comparison data 6.830% Variance +5.050%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 11.884% Comparison data 8.170% Variance +3.714%.
However, affirmative claims can be made within 2 years of Origination (4 years for Ch-75) and that the Note Date is 08/xx/2008. SOL has been expired.
This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.
The loan data is $116,243.90 and comparison data is $116,301.31; hence, the variance is -$57.41."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents. Available credit report xx does not credit score."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
																																																																																																								5. Attorney Selection Disclosure"		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89323151	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$3,534.40	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.050%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	583	Not Applicable	60.890%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	01-xx-2019	xx	xx	4.500%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx recorded in Instrument# | Book/Page# xx.
The chain of assignment has been not completed. Assignment from xx is missing.
There are x HOA liens against the property in favor of xx recorded on xx in respective amount of xx
There are x Sewer liens in favor of xx recorded on xx in respective amount of xx
No prior year delinquent taxes have been found.
As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxxx.xx with an interest rate of x.x%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.
Collections Comments:The loan is currently in collections. As per the review of payment history as of x/xx/xxxx, the borrower is delinquent with a loan for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxxx.xx with an interest rate of x.x%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
Loan modification agreement was made between borrower xx (“Lender”) on xx As per the modified term the new principal balance is xx The Borrower promise to pay in the amount $xxx.xx monthly with modified interest rate of x.xx% beginning from xx with a maturity date of xx
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
As per comment dated x/xx/xxxx, income of borrower has been impacted by Covid-xx. The borrower was offered repayment plan. The plan began from x/xx/xxxx with last date x/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under Chapter-xx with the case# xx on xx The POC was filed on xx with secured claim in the amount of xx and the arrearage amount of xx The plan was confirmed on xx The debtor shall pay the trustee $xxx for xx months under Chapter xx. The MFR was filed on xx and it was granted on xx The bankruptcy was dismissed on xx	Loan modification agreement was made between borrower xx and xx(“Lender”) on x/x/xxxx. As per the modified term the new principal balance is $xxx,xxx.xx. The Borrower promise to pay in the amount $xxx.xx monthly with modified interest rate of x.xx% beginning from x/x/xxxx with a maturity date of xx/x/xxxx.

Affiliated Business Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: YES Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment: Current legal status is Collection.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $4137.43   Variance: $-4137.43   Variance %: -100.00000%   Comment: Deferred balance is $0.00.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2019   Tape Value: 7/xx/2019   Variance: -39 (Days)   Variance %:    Comment: Modification date is 6/xx/19.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 7/xx/2019   Tape Value: 7/xx/2022   Variance: -1096 (Days)   Variance %:    Comment: Mod step 1 date is 7/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.500%   Tape Value: 5.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: Step rate is 4.500%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 7/xx/2022   Tape Value: 7/xx/2023   Variance: -365 (Days)   Variance %:    Comment: Mod step rate 2 is 7/xx/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 5.500%   Tape Value: 6.000%   Variance: -0.500%   Variance %: -0.50000%   Comment: Mod rate is 5.500%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 9.05000% Tape Value: 6.00000% Variance: 3.05000% Variance %: 3.05000% Comment: Stated rate is 9.05%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Missouri seller-paid points and fees exception test. (MRS § 408.052 1.)
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees".
MO Seller-Paid Points and Fees Exception Test: Fail."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the origination fee and broker fee test.
This loan failed the Missouri seller-paid points and fees exception test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the broker fees test.
Broker Fees Test: Loan Data $5,810.00 Comparison Data $2,010.00 Variance +$3,800.00.
This loan failed the origination fee and broker fee test. (MRS §408.052 1.)
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%.
Origination Fee & Broker Fee Test: Loan Data $5,810.00 Comparison Data $2,010.00 Variance +$3,800.00."
* DTI > 60% (Lvl 2)     "As per 1003 dated xx the total monthly income is in the amount of xx and the total monthly expenses are in the amount of xx Hence, the DTI is calculated as 60.830% which is exceeding 60% DTI limit."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89560877	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$553.34	11/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.022%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	7.022%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx.
There are x civil judgments in the favor of different plaintiffs for the total amount of $xx which were recorded on different dates.
There is municipal lien in the favor of xx.
There are is a child support lien in the favor of xx. However, the amount of lien has not been provided.
There are is a child support lien in the favor of xx.
The first installment county taxes of xxxx have been paid in the amount of $xxx.xx.
The second installment county taxes of xxxx are due in the amount of $xxx.xx.
The first installment town taxes of xxxx have been paid in the amount of $xxx.xx.
The second installment town taxes of xxxx are due in the amount of $xxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xx,xxx.xx till the due date of x/xx/xxxx. The foreclosure was initiated and according to the document located at xx, the sale was scheduled on xx. The loan modification agreement was made between the borrower xx. However, the foreclosure was placed on hold. The borrower xx. However, the death certificate is located at xx. As per the comment dated x/xx/xxxx, borrower stated that he cannot afford payment and he has accepted forbearance plan on x/xx/xxxx. No further details have been found. The loan modification agreement was made between the borrower xx. The loan has been modified once since origination. No damage and repairs have been found.

Update:
The current status of the loan is performing.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current balance is $xx,xxx.xx.
As per comment dated x/xx/xxxx, the subject property is owner occupied.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding Covid-xx.
No evidence has been found regarding damage.

Foreclosure Comments:The foreclosure was initiated and according to the document located at xx. The loan modification agreement was made between the borrower xx. However, the foreclosure was placed on hold.

Update:
As per comment dated x/xx/xxxx, the FC sale was scheduled on xx. As per comment dated x/xx/xxxx, the FC sale was cancelled as the loan was reinstated.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx and the lender xx on xx/x/xxxx. The modified UPB is $xx,xxx.xx with an interest rate of x.xxx % and a P&I of $xxx.xx. The first payment started from xx/x/xxxx with the maturity date of x/x/xxxx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Borrower last name is xx. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower is impacted by COVID-19.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Post close foreclosure found.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 9/xx/2020   Tape Value: 9/xx/2020   Variance: -4 (Days)   Variance %:    Comment: Forbearance plan start date is 9/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000444444321004444444   Tape Value: 000000000009999998765432   Variance:    Variance %:    Comment: Payment history string is 000000000000MMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444400123444444000000   Tape Value: 234567899999900000000000   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000MMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 8640 (Days) Variance %: Comment: Stated maturity date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Virginia. The following state disclosures are missing from the loan file.
1.VA Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges For Appraisal or Valuation
4.Copy of Appraisal or Statement of Appraised Value
5.Affiliated Business Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89785961	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$2,067.33	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.055%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	587	Not Applicable	37.801%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	3.000%	xx	01-xx-2016	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx with Instrument#xx.
The chain of assignment has not been completed. The current assignment of mortgage is with xxwhich was recorded on xx. However, the last assignment should be done with xx.
There is one junior mortgage originated that against the subject property. The lien is in the favor of xx. in the amount ofxx which was recorded on xx.
There is a notice of delinquent Assessment HOA lien against the subject property. The lien is in the favor of xx in the amount of $xx which was recorded on xx.
There are two IRS liens against the name xx. The liens are in the favor of the xx in the total amount of xxwhich was recorded on xx. However, the SSN# mentioned on the lien document is not consistent with the borrower’s SSN#.
The county 1st and 2nd installment taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. As per the seller’s tape data, the current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment received is xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. As per the seller’s tape data, the current UPB reflected is in the amount of $xxx,xxx.xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
The BPO report (xx) dated xx/xx/xxxx states that the borrower is owner-occupied and the property is in axxge condition with no repairs noted.

Update:-
According to the servicing comments, the loan is in bankruptcy.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower “xx” had filed for bankruptcy under chapter-xx with case#xx on xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, there is no unsecured portion. The chapter-xx plan was confirmed on xx. The debtor was supposed to pay the trustee the amount of $xxx.xx for x to xx months and $xxx.xx for xx to xx months under the chapter xx plan. The proof of claim was filed on xx under claim#x-x. The total amount of secured claim is xx and the amount of arrearage is $x,xxx.xx. The bankruptcy case is active and the last filing date is xx.
The loan modification agreement was made between xx(borrower) and xx on xx As per modified terms, the new modified unpaid principal balance is $xxx,xxx.xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx%. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Current Bankruptcy Post Petition Due Date Loan Value: 12/xx/2023 Tape Value: 8/xx/2020 |-xx-| 1217 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Payment History String   Loan Value: 000001111111111111111111   Tape Value: 011112211111111111111111   Variance:    Variance %:    Comment: Property history string is 01111111111111112211110.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111111111111100000   Tape Value: 111111111111111112211110   Variance:    Variance %:    Comment: Property history string reversed is 10122111111111111111111111.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: No discrepancies. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "An initial escrow account disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per the ROR document, the ROR transaction date is xx which is after the settlement date xx."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per ARM note, the note date is xx however the final HUD-1 shows the settlement dated is xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89801583	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$11.05	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.000%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/xx/2020	xx	Not Applicable	7.345%	xx	02/xx/2020	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx. The chain of assignment is complete as the assignment of mortgage is currently with the xx
There is an active senior mortgage in the amount of $xx,xxx.xx which was recorded on xx
No active lien and judgment have been found on the updated title report.
Annual Combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xx.xx.
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Loan Modification agreement was made between borrower and lender on xx The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which began on xx The new modified principle balance is in the amount of xx Lender has agreed to forgive amount of xx excluding from the new UPB. Therefore the interest bearing amount is xx The new maturity date is xx The reason for modification is financial hardship.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under xx. POC was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx Order Confirming Chapter xx Plan was filed on xx and dismissed on xx	Loan Modification agreement was made between borrower and lender on x/x/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which began on x/x/xxxx. The new modified principle balance is in the amount of $xx,xxx.xx. Lender has agreed to forgive amount of $xx,xxx.xx excluding from the new UPB. Therefore the interest bearing amount is $xx,xxx.xx. The new maturity date is x/x/xxxx. The reason for modification is financial hardship.	Credit Application	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is NA.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation Type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000999999999999999   Variance:    Variance %:    Comment: Payment History String is 000000004444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999999000000000   Variance:    Variance %:    Comment: Payment History String Reversed is 444444444444444400000000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $24999.69   Tape Value: $23208.43   Variance: $1791.26   Variance %: 7.71814%   Comment: Principle balance stated in mod is $24,999.69.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 1/xx/2060 Tape Value: 6/xx/2021 Variance: 14084 (Days) Variance %: Comment: Stated Maturity Date is 1/xx/2060. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to Grace Period Test is failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test Failed due to following reason.
Grace Period Test shows Loan Data 5Days Comparison Data 15 days and variance -10 days.
The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89841747	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$1,241.33	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	579	Not Applicable	50.805%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2015 12:00:00 AM	xx	xx	2.000%	xx	01-xx-2015	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx, with MERS as nominee for xx, with the Instrument# xx.
The Chain of assignment has not been completed. The last assignment is with xx
Active mortgages, liens and judgments are found against borrower and property is as follows:
There is a HOA lien active against property in the favor of xx.”, which was recorded on xx/xx/xxxx in the amount of xx with Instrument#xx/.
Annual xxxx combined taxes have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
Annual xxxx combined taxes is due on xx/xx/xxxx in the amount of $x,xxx.xx. No prior year taxes delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.	Collections Comments:The Loan current status is Bankruptcy.
According to payment history as of is x/xx/xxxx, the borrower is delinquent for xx months. The last payment was received on x/xx/xxxx, the applied date was x/xx/xxxx and the next due date for payment is xx/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The borrower has been making payment as per Loan modification agreement was made on x/xx/xxxx.The agreement made between the borrowers (xx) and lender is (xx).The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/xx/xxxx. The maturity date as per loan modification agreement x/xx/xxxx.The modification contains x steps .Currently borrower has been making payment as per step x.
According to collection comment dated x/xx/xxxx the RFD is Unemployment. Hence,  the borrower income has been impacted by Covid-xx. The subject property has been occupied by the owner. The borrower's intention is to keep the property.

Update-
The current status of the loan is active bankruptcy.
The reason for the default is not available.
According to the collection comment dated x/xx/xxxx the foreclosure was initiated in xx, the file referred to the attorney was completed on xx the notice of sale was published: xx, servicer pre-sale review, completed on xx. However According to collection comment x/xx/xxxx sale scheduled but sale cancelled due to bankruptcy petition #: xx. The foreclosure is put on hold because of the bankruptcy filing.
The borrower had filed for bankruptcy under chapter-xx with the case# xx on xx.The POC was filed on xx, the POC amount is $xx; the arrearage amount is $xx,xxx.xx and the bankruptcy is still active.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation or contested matters.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.
Foreclosure Comments:According to collection comment dated x/xx/xxxx the foreclosure was initiated in xx, however file referred to attorney was completed on xx, the notice of sale was published: xx, servicer pre-sale review, completed on xx. However According to collection comment x/xx/xxxx sale scheduled but sale cancelled due to bankruptcy petition #:xx .Hence the foreclosure is put on hold because of Bankruptcy filing. Further actions are unable to determine.
Bankruptcy Comments:The borrower “xx” had filed for bankruptcy under chapter-xx with the case# xx on xx.The POC was filed on xx, the POC amount is xxand the arrearage amount is $xx,xxx.xx.
The debtor shall pay the trustee $xxx.xx for xx Months under chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is xx however, the unsecured portion is $xx.xx. There is no comment indicating a cram down.
The loan modification agreement was made on x/xx/xxxx.The agreement made between the borrowers (xx) and lender is (xx).The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx. The maturity date as per loan modification agreement xx.The modification contains x steps .Currently borrower has been making payment as per step#x.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Property is active in FC. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per Note note, the loan amortization type is step. However, tape reflects Fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 6/xx/2020   Tape Value: 5/xx/2020   Variance: 31 (Days)   Variance %:    Comment: As per modification agreement, the mod step 2 date is 6/xx/2020. However, the tape data reflects on 5/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 6/xx/2021   Tape Value: 5/xx/2021   Variance: 31 (Days)   Variance %:    Comment: As per modification agreement, the mod step 1 date is 6/xx/2021. However, the tape data reflects on 5/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Type:
Field: Payment History String   Loan Value: 000000000021000000000010   Tape Value: 222222233456789999999999   Variance:    Variance %:    Comment: As per Payment history string 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 010000000000120000000000 Tape Value: 999999999787654332222222 Variance: Variance %: Comment: As per Payment history string reversed 444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Brokerage/Finder Fee Test: FAIL Loan Data $6,569.32 Comparison Data $2,878.00 Variance +$3,691.32
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Brokerage/Finder Fee Test: FAIL Loan Data $6,569.32 Comparison Data $2,878.00  Variance +$3,691.32
This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Tennessee State. The following state disclosures are missing in the loan files.

1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89857384	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,229.98	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05-xx-2017	xx	Not Applicable	4.000%	xx	01-xx-2018	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lenderxx which was recorded on xx

The chain of the assignment has not been completed. The latest assignment is xx which was recorded on xx It should be with xx

There is an IRS lien in the favor of xx in the amount of xx which was recorded on xx

City 1st and 2nd installment for the year of xxxx have been paid in the amount of $ xx on xx and xx

City 1st installment for the year of xxxx has been paid in the amount of $ xx on xx

City 2nd installment for the year of xxxx has been due in the amount of xx on xx

No prior years delinquent taxes have been found.	The payment history dated as of x/xx/xxxx reveals that the borrower is making payments regularly. The next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x% which was applied for due date x/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xxx.xx. The current UPB is $xx,xxx.xx.
Collections Comments:Available servicing comment and documents in file reveals that the loan is in performing status. The payment history dated as of x/xx/xxxx reveals that the borrower is making payments regularly. The next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x% which was applied for due date x/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx. No foreclosure proceedings have been found. No bankruptcy filing has been found. According to collection comment dated xx the property is owner occupied No damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower “xx” and lender “xx” on effective date of xx with the new modified principal balance of $xx,xxx.xx. Borrower had given promise to pay P&I in the amount of $xxx.xx with the fixed interest rate of x% beginning on x/x/xxxx with a new maturity date of xx Prior to this the loan was modified in xxxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal	Field: Doc Date of Last Modification Loan Value: 12/xx/2017 Tape Value: 2/xx/2018 |-xx-xx-64 (Days) |-xx-| Comment: The Document Date of the Last Modification is 12/xx/2017. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan does not require for MI.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal report at origination is missing from the loan file, hence, original appraised value is considered as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 00000000000000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 000000000000000000100100.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 00000000000000000000000' Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."
* Note is missing or unexecuted (Lvl 3) "The original note is missing, however; the Lost Note affidavit present in the loan file located at "xx". The loan was modified on the effective date of xx with the new maturity date of xx	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file. 1. Cash-Out Refinance Disclosure 2. Property Insurance Disclosure 3. Colorado Notice to Cosigner 4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89924129	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$968.10	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2019	xx	Not Applicable	4.000%	xx	11/xx/2019	Financial Hardship	Review of updated report dated xx/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment is incomplete as the updated report does not show the assignments record. Current assignee of the subject mortgage is xx
Active mortgage & liens:
x. There is a junior mortgage in the amount of $xx in the favor of xx
x. There is one state tax lien active against the borrower xx
x. There is one IRS lien active against the borrower xx
Annual combined taxes for the year xxxx have been paid in full in the amount of $xxx.xx on xx/xx/xxxx.
No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months. The last payment was received on x/xx/xxxx applied for the due date x/xx/xxxx and the next due date for payment is x/xx/xxxx.The current P&I is in the amount of $xxx.xx and the interest rate is x%. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:Loan is in collections.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months. The last payment was received on x/xx/xxxx applied for the due date x/xx/xxxx and the next due date for payment is x/xx/xxxx.The current P&I is in the amount of $xxx.xx and the interest rate is x%. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
No foreclosure & bankruptcy record has been found.
As per the collection comments dated xx the borrower is impacted by Covid-xx. The FB plan has been approved for x months that began from xx. No further details have been found regarding COVID.
As per the latest property inspection report dated xx located at "xx", the property is occupied by owner & appears to be in good condition with no visible damage noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The borrowers' loan modification agreement was made on xx/x/xxxx. The agreement was made between the borrowers (xx) and the lender (xx). The new modified principal balance as per modification is in the amount of $xx,xxx.xx with the fixed interest rate x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/x/xxxx. The maturity date as per loan modification agreement is x/x/xxxx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 682 |-xx-xx-322 |-xx-| -47.21407% Comment: Amortized terms are 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $493.86   Variance: $-493.86   Variance %: -100.00000%   Comment: No deferreed amount has been given in the Mod.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1299 (Days)   Variance %:    Comment: last payment received date is 8/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 440   Variance: -80   Variance %: -18.18181%   Comment: Loan original maturity terms are 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -5119 (Days)   Variance %:    Comment: Note is missing.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000010000000000000012222   Tape Value: 332222322110033332212110   Variance:    Variance %:    Comment: As per Payment history string reversed 44444444444444444410123.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 222210000000000000010000 Tape Value: 011212233030011223222233 Variance: Variance %: Comment: As per Payment history string reversed 44444444444444444410123. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."
* Note is missing or unexecuted (Lvl 3) "Original note along with the lost note affidavit is missing from the loan file. The loan was modified with the effective date 11/xx/2019."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
1. Insurance Sales
2. Fair Housing Notice
3. Homeownership Protection Center Disclosures
4. Notice of Free Choice of Agent or Insurer
5. VA Application Disclosure
6. Choice of Settlement Agent Disclosure
7. Disclosure of Charges For Appraisal or Valuation
8. Copy of Appraisal or Statement of Appraised Value
9. Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90078847	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$445.71	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	632	687	70.664%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender "xx" for the amount of xx which was recorded on xx.
According to the updated title report dated xx, the chain of assignment has not been completed. No assignments have been found. The assignment is missing to xx.

There is senior credit card judgment against the borrower with the favor of xx.
County annual taxes for the year of xxxx have been paid in the amount of xx.
City annual taxes for the year of xxxx have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is xx The last payment was received in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the performing and the next due date is x/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was not modified. No further details have been found regarding the foreclosure and bankruptcy. However, the latest comments are missing. No comment pertaining damage to the subject property has been observed.
Currently the borrower is working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx  Comment: "Collateral Value used for Underwriting:xx. Amount of Secondary Lien(s): $00.00. Loan Amount:xx. "   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Comment: "Collateral Value used for Underwriting: xx. "   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx  xx   Comment: Total subject property PITIA xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* DTI > 60% (Lvl 4) "ATR Fail: The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the Borrower income was xxand total expenses are in the amount of xxand the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as xx. Evidence for omitting xx with monthly payment of xx missing and 7 derogatory education loans with total monthly payment of xx were added to total other payments of xx."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated 11/xx/2019 does not reflect Survey Fee. However, Final CD dated xx for charges that cannot increase.

Loan failed Higher-Priced Mortgage Loan Test due to APR Charged xx. Loan is escrowed. HPML disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated xx does not reflect Survey Fee. However, Final CD dated xx reflects Survey fee at xx This is an increase of xx for charges that cannot increase."
* Higher Price Mortgage Loan (Lvl 3)     "Loan failed Higher-Priced Mortgage Loan Test due to APR Charged xx APR Threshold xx Over By xx Loan is escrowed. HPML disclosure signed by the borrower is missing from the loan documents."
																																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the Borrower income was xx and total expenses are in the amount of xx and the loan was underwritten by AUS/DU xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as xx Evidence for omitting xx with monthly payment of xx is missing and 7 derogatory education loans with total monthly payment of xx were added to total other payments of xx SOL expired, downgraded to LVL2."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90390472	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,211.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	38.007%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx
No assignments have been found.
No active judgments or liens have been found.
The annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is x months behind its regular payment. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is x months behind its regular payment. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. No evidence of damage or repair on subject property has been found.
No RFD has been found in the latest xx months servicing comment.
Borrower is currently working with BF Nashville Inc as a Co-Manager from xx months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.343%) is exceeded APOR (5.890%) by 0.453%. The APR threshold is 5.890% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL    Charged: 6.343%      Allowed: 5.890%     Over by: +0.453%

2. This loan failed the revised closing disclosure delivery date test (waiting period required)."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the brokerage/finder fee test. The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $156,937.53. The disclosed finance charge of $153,264.57 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 6.343%. The disclosed APR of 6.118% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increase total in the amount of $5.00 on final CD dated 2/xx/2019.
An initial LE dated 1/xx/2019 reflects the Appraisal Fee as $550.00, however, the final CD dated 2/xx/2019 reflected it as $555.00. There is increase in fee at final CD of $5.00. There is a total fee increase of $5.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL   Charged: 6.343%      Allowed: 5.890%     Over by: +0.453%"
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is uninsured & unsalable due to borrower's name change. Previously, Tennessee Housing Finance Authority HFA."
																																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."			Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90402498	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$559.92	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	180	180	xx	xx	xx	FHA	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	22.961%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx The chain of assignment has not been provided with the Updated title report. Currently, the mortgage is with the original lender xx. No active liens and judgments have been found against the borrower and property. The first and second installment combined taxes of the year xxxx have been paid in the amount of xx No prior years of delinquent taxes have been found.

Update: As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx with the lender xx' in the amount of xx which was recorded on xx
No active liens or judgments have been found against the borrower or property.
The combined taxes for xxxx (2nd installment) are due in the amount of xx
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.

Update: According to a review of the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The date of the last payment received is not available. The interest rate is x.xxx%, and P&I is $xxx.xx. The UPB is $xx,xxx.xx.	Collections Comments:zThe loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
Currently the borrower is working at xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to determine. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Notice of Servicing Transfer	Field: Loan Original Maturity Term Months Loan Value: 180 Tape Value: 360 |-xx-xx-180 |-xx-| -50.00000% Comment: The original term months are 180. Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV of the loan is xx but tape shows that xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -6 (Days)   Variance %:    Comment: The original Note date is xx but tape shows as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original LTV of the loan is xx but tape shows that xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 168 Tape Value: 348 Variance: -180 Variance %: -51.72413% Comment: The remaining terms of the loan is stated as 168 months but tape shows for 348 months. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The provided Seller's tape is showing that the subject loan was repurchased since it was not meeting guidelines. Borrower purchased the subject property in xx loan closed in xx 2 months prior to 12 months seasoning requirements for FHA Cash-out. Lender also used appraised value of xx instead of purchase price of xx for LTV/CLTV calculations."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains a Revised Loan Estimate receipt date xx that is after the Revised Loan Estimate delivery date xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the TRID disclosure dates and personal delivery validation test.This loan contains a Revised Loan Estimate receipt date xx that is after the Revised Loan Estimate delivery date xx
* Missing Initial LE (Lvl 3)     "Initial LE dated 4/xx/2020 is missing from the loan file."
																																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of Servicing Transfer disclosure is missing from the loan file."		* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 1) "Test Incomplete."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90419025	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$470.45	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.510%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	8.004%	xx	01-xx-2017	Financial Hardship	As per updated title report dated xx/xx/xxxx the subject mortgage was originated on xx , the lender and borrowers recorded on xx

Chain of the assignment is completed  latest assignment as per updated from xx

No active judgments or liens have been found against the borrower.

Update: As per the updated title report dated x/xx/xxxx, the subject mortgage originated on xx and the lender and borrowers recorded on xx
There is a civil judgment against the borrower in the amount of $x,xxx.xx, which was recorded on xx in favor of xx
The county taxes for xxxx have been paid off in the amount of $xxx.xx.
No prior-year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx,the borrower is currently delinquent for x months. The last payment was receiveed date is x/xx/xxxx.The payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.

Update: According to a review of the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The date of the last payment received is not available. The interest rate is xx.xxx%, and P&I is $xxx.xx. The UPB is $xx,xxx.xx.	Collections Comments:As per collection comments the borrower is current with the loan.
According to the payment history as of xx/xx/xxxx,the borrower is currently delinquent for x months. The last payment was receiveed date is x/xx/xxxx.The payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per collection comment dated xx ,Borrower xx is deceased on xx The Co- borrower had a surgery and having illness. Borrowers xx
No Comments found regarding any active or prior Bankruptcy.
No Comments found Regarding Foreclosure.
No Comments found regarding current condition of subject property or any damages and repairs however currently subject property is occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the borrower and the lender x/x/xxxx
As per modified term, the new principal balance is $xx The borrower promises to pay the loan beginning from x/x/xxxx upto Maturity xx
Having x steps which starts from x.xxx % to xx.xxx%
The first step will start from xx for xx months with the interest rate x.xxx% and P&I $xxx.xx

The Second step will start from xx for xx months with the interest rate x.xxx% and P&I $xxx.xx

The Third  step will start from xx for xx months with the interest rate xx.xxx% and P&I $xxx.xx

The fourth step will start from xx for xxx months with the interest rate xx.xxx% and P&I $xxx.xx

Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Borrower #2 Last Name Loan Value: xx Tape Value:xx Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -6.73575%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 8.004%   Tape Value: 9.004%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 9.004%   Tape Value: 10.004%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 10.004%   Tape Value: 10.727%   Variance: -0.723%   Variance %: -0.72300%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000102324321221112121   Tape Value: 100000043212212102323322   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 121211122123423201000000   Tape Value: 223323201212212340000001   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Loan application is missing from loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Interest Rate Test: FAIL 12.510% 10.000% +2.510%
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL 12.510% 10.000% +2.510%
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer missing from loan files."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90455634	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,751.20	$6,628.70	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	44.078%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	2.660%	xx	01-xx-2017	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage is with the xx
There is a child support lien open against the borrower in the favor of xx
Tax Status:
Fourth installment combined taxes of the year xxxx are delinquent in the amount of $x,xxx.xx which were due on xx/xx/xxxx and good through on xx/xx/xxxx.
Annual utilities charges of the year xxxx are delinquent in the amount of $xxx.xx which were due on xx/xx/xxxx and good through on xx/xx/xxxx.	The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between xx and xx. As per agreement the new principal balance is xx from which xx is forgiven by the lender, hence interest bearing amount is xx. Amount forgiven is greater than x% of amount modified. This is a step amortized modification. New P&I start from $xxx.xx and new interest rate start from x.xxx%. Payments begin on x/x/xxxx and new maturity date is xx. This loan is modified once since origination.	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.660%   Tape Value: 3.660%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.660%   Tape Value: 3.942%   Variance: -0.282%   Variance %: -0.28200%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001000000   Tape Value: 000000000010210000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000100000000000000000   Tape Value: 000000000212010000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan has failed FHA QM Safe Harbor Test.

FHA QM Safe Harbor Test: FAIL   Charged 5.648%   Allowed 5.580%   and Over by +0.068%"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed Prohibited Fees Test.
This loan failed the prohibited fees test. (N.J.S.A. §17:11C-74, N.J.A.C. §§3:1-16.2) The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* Intent to Proceed Missing  (Lvl 3)     "Borrowers Intent to Proceed is Missing from the Loan-File."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower or memorialized comment by the Loan Officer."	* MI, FHA or MIC missing and required (Lvl 2) "loan is FHA, required MI Cert is Missing from the Loan-File."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90480544	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,477.34	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.910%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	659	Not Applicable	33.508%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	xx	4.990%	xx	01-xx-2010	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx.

The chain of assignment is not completed as the subject mortgage is currently assigned to xx.

There is an active junior water/sewer lien against the subject property in the total amount of xx.

xxxx county 1st installment taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county 2nd installment taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

No prior year delinquent taxes have been found in the updated title report.
Review of the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Loan currently is in collections. Review of the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. According to the comment dated x/xx/xxxx the reason for default is Curtailment of income. No evidence has been found regarding the COVID-xx in available collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. The new principal balance is $xxx,xxx.xx. The deferred principal balance is $xx,xxx.xx. The interest bearing amount is $xxx,xxx.xx. The maturity date is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR Transaction date is 12/xx/2004 which is not consistent with note date of 12/xx/2004."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is 12/xx/2004 which is different from note date of 12/xx/2004."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90496363	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7.90	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.910%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	559	613	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	5.830%	xx	01-xx-2020	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx, which was recorded on xx
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx
There is an active civil judgment against the borrower xx in the favor of xx for the amount of $x,xxx.xx which was recorded on xx.
First installment county taxes for the year xxxx have been paid on xx/xx/xxxx and second installment taxes are due on xx/xx/xxxx each in the amount of $x.xx.
No prior years delinquent taxes have been found.

Update
As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx, which was recorded on xx.
There is an active civil judgment against the borrower in the favor of xx for the amount of $x,xxx.xx which was recorded on xx
The 1st and 2nd installments of county taxes for xxxx were paid in the total amount of $x.x on xx/xx/xxxx & xx/xx/xxxx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xxx,xxx.xx.

Update-
As per the review of tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. Details of the last payment received are not available. The current P&I is $xxxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xxx,xxx.xx.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and current condition of the subject property has been found in the available months of servicing comments.  As per the BPO report dated xx located at “xx”, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made on xx between the borrower “xx” and the lender “xx”. The interest bearing principal Balance is $xxx,xxx.xx with an interest rate of x.xxx% which steps up in x steps ending at xx.xxx%. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx and the maturity is dated xx	Affiliated Business Disclosure Credit Application	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: As per the note, the borrower#2 las name is xx Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the mod, the laon amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx  Comment: As per the mod, the step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 5.830%   Tape Value: 6.830%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 1 rate is 5.830%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx Comment: As per the mod, the step 2 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 6.830%   Tape Value: 7.830%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 2 rate is 6.830% .   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Comment: As per the mod, the step 3 date is xx Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 7.830%   Tape Value: 8.830%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 3 rate is 7.830% .   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx   Comment: As per the mod, the step 4 date is xx .   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 8.830%   Tape Value: 9.830%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 4 rate is 8.830% .   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: xx  Comment: As per the mod, the step 5 date is xx Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 9.830%   Tape Value: 10.830%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 5 rate is 9.830%.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Comment: As per the appraisal report, the appraisal date is xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000002333333333333221   Variance:    Variance %:    Comment: The payment history string is 000000MMMMMM2333333333332.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 122333333333333200000000   Variance:    Variance %:    Comment: The payment history string reversed is 2333333332mmmm000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Comment: As per the mod, the stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90617626	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,032.03	12/xx/2023	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2011	xx	Not Applicable	5.000%	xx	01/xx/2012	Financial Hardship	Review of updated title report dated xx The chain of assignment is completed. The currently assignment is with xx No active judgments/liens have been found against the borrower/subject property. Annual taxes have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior years.	According to a review of the payment history as of x/xx/xxxx the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in foreclosure. According to a review of the payment history as of x/xx/xxxx the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure complaint was filed on xx with case # xx and the lis pendens was filed on same day. No further information has been found.
According to comment dated x/xx/xxxx, borrower’s income is impacted due to pandemic. Forbearance plan has been started from xx. Covid-xx deferment is processed on xxx No further details available.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure complaint was filed on xx and the lis pendens was filed on same day. No further information has been found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/x/xxxx between the borrower and lender. The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from x/x/xxxx, till the maturity date of xx/x/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Note Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Value:xx Comment: Amortization term is 240. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was initiated.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value:xx  Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purose of refinance per application is Lower rate or term. Tape Source: Initial Tape Type:	3: Curable	* Note is missing or unexecuted (Lvl 3) "Note is missing from the loan file. However the loan was modified on xx and loan modification agreement is available in the loan file at xx."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: FAIL  Loan Data: 0.000% Comparison Data: xx
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90664053	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$471.19	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.839%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was xx.
The chain of assignment has been completed. Currently, the assignment is from xx
No active liens and judgment have been found against the borrower and property.
Annual county taxes of the year xxxx are due in the amount of $xxx.xx which was due on xx/xx/xxxx.
All prior years of taxes have been paid.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is reflected in the payment history is in the amount of $xx,xxx.xx.
The loan was modified on xx/xx/xxxx. However, the modification agreement is missing.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per BPO report dated xx/xx/xxxx, the carport appears to have been damaged by fire need to be repaired. The collection comment does not reflect any details regarding damage. However, the same report reflects the subject property is Owner-occupied. The property is in axxge condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest xx.xxxx% and a maturity date of xx The P&I as per payment history is the $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. The tape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.	Credit Application Credit Report Missing Required State Disclosures	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The Manufactured home has not been affixed to permanent foundation.
As per Appraisal report, the subject property type is Manufactured Home. Affixation of affidavit is not found in the loan files. Neither VIN# has been listed in the mortgage legal description nor Alta 7 endorsement for Manufactured home was found in the short form title policy.
The collection comment does not reflect any details regarding the permanent foundation."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 12.370% Comparison data 7.790% Variance +4.580%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 12.370% Comparison data 8.120% Variance +4.250%.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
																																																																																																								5. Attorney Selection Disclosure"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable
90747572	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$655.08	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.070%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	633	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	3/xx/2010 12:00:00 AM	xx	xx	3.840%	xx	4/xx/2010 12:00:00 AM	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx. for the amount of xx which was recorded on xx
The chain of assignment has been completed. The last assignment is with xx which was recorded on xx
No active judgments or liens have been found against the subject property/the borrower.
County annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. County annual taxes for the year of xxxx are due in the amount of $xxx.xx on xx/xx/xxxx. No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the loan is performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xx,xxx.xx. The current interest rate is x.xxx% and P&I is $xxx.xx. No foreclosure/bankruptcy activity has been found.
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This adjustment of term agreement was made between the borrower, "xx" and the lender, "xx" on xx. According to modified terms, the new principal balance is $xxx,xxx.xx. Borrower promises to pay P&I in the amount of $xxx.xx with the interest rate of x.xxx% beginning from xx till xx	Credit Application Missing Required State Disclosures	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $4628.71 |-xx-| $-4628.71 |-xx-| -100.00000% Comment: Not available PH. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Variance %:    Comment: Appraisal date is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000111111111111111   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Ph string is 01111100000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111111111000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: PH String reversed is 0000000000000000000111110.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Maturity date is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. According to the appraisal report located at “xx” dated xx, the subject property type is manufactured home. Appraisal document shows the subject dwelling is a xx situated on a xx. The tongue and wheels have been removed and the dwelling xx is treated or assessed as real property
Tax document attached with the updated title shows separate assessment for land and xxlding.
However, the Affidavit of Affixation is not available in the loan file. The Alta-7 endorsement for manufactured home does not attached with short form title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, it is unable to determine whether the home has been attached to the permanent foundation."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data is 12.200%, Comparison data is 7.580%, and Variance is 4.620%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data is 12.200%, Comparison data is 7.620%, and Variance is 4.5840%.
However affirmative claims can be made within 2 years of Origination (4 years for Ch-75) and that the Note Date is 04/xx/2008. SOL has been expired.
Also, this loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is No Documentation."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $308,940.34. The disclosed finance charge of $308,820.14 is not considered accurate because it is understated by more than $100.
Loan Data: $308,820.14, Comparison Data: $308,940.34, and Variance: -$120.20.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $308,940.34. The disclosed finance charge of $308,820.14 is not considered accurate for purposes of rescission because it is understated by more than $35.
Loan Data: $308,820.14, Comparison Data: $308,940.34, and Variance: -$120.20."
* Credit score not provided (Lvl 2)     "Credit report is available but credit score is not available in the report."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. Following state disclosures are missing from the loan file:
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90759799	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,004.08	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	52.524%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with xx No active judgments or liens have been found. No prior year delinquent taxes have been found.

Update:-
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
No active judgments or liens have been found.
The first and second installments of city taxes for xxxx have been paid in the total amount of xx
No prior year’s delinquent taxes have been found.	Review of payment history shows that the borrower is making payments regularly. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. As per payment history, the current UPB is $xxx,xxx.xx.

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.
Collections Comments:
The loan is performing. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx that was applied for the due date of xx/xx/xxxx. The next payment is due on xx/xx/xxxx. As per payment history, the current UPB is $xxx,xxx.xx. The loan has not been modified since origination. No bankruptcy and foreclosure activities have been found. The borrower is working with xx. The subject property is owner occupied and no damages or repairs were observed on subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |-xx-xx-xx |-xx-| -xx Comment: Total Housing Expense is xx and All other monthly Expenses is $439.00. Total Borrower Income is $2,853.50. DTI : xx Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -5 (Days) Variance %: Comment: The Note reflects the Original Note Doc Date as xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, Income on January pay stub is not supported historically. Variable Income (35 to 40 hours) axxged xx thru xx is $2458.19 plus bonus of $125.00 equals total income of $2583.19 which results in a DTI OF 53.46%. However, as per paystub dated xx (xx), the monthly base income is $2728.50 plus bonus income $120.00 which results total monthly income $2848.50. The 1008 and AUS also support the same with DTI 48.396%. The bonus income does not support by a WVOE for 2 years. The income has been calculated by axxge out the 2018, 2019, and YTD income using the YTD paystubs and the W2s in the file (xx) the income is 2629.23."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Ease risk indicator is Elevated as loan is failing for QM DTI threshold. SOL expired. Downgraded to LVL 2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.524% as the Borrower income was $2629.23 and total expenses are in the amount of $1380.98. SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90808498	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$2,185.92	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	527	485	39.244%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2019	xx	Not Applicable	2.000%	xx	01/xx/2020	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx

The chain of assignment is incomplete. The assignment was transferred to xx

There is a junior mortgage originated on xx

There are a HOA Lien (HOA Lien/COA Lien) with Plaintiff xx. Notice of default was filed by Red Rock Financial Services, on behalf of xx, the delinquent amount of $xxxx.xx. However, the notice of trustee's sale was filed by xx

First half for the year of xxxx county taxes have been paid off in the amount of $xxxx.xx on x/xx/xxxx.
Second half for the year of xxxx county taxes have been paid off in the amount of $xxxx.xx on xx/xx/xxxx.
Third half for the year of xxxx county taxes are due on x/xx/xxxx in the amount of $xxxx.xx.
Fourth half for the year of xxxx county taxes are due on x/xx/xxxx in the amount of $xxxx.xx.

No prior year taxes are delinquent as per updated title report.
The review of updated payment history as of xx/xx/xxxx shows that the subject loan is currently delinquent for x months and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxxx.xx which applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in payment plan and the next due date for the payment is x/xx/xxxx. The review of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is x/xx/xxxx. The last payment (P&I) was received on xx/xx/xxxx in the amount of $xxxx.xx which applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xxx,xxx.xx.

The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate was starting from x.xx% and borrower had given promise to pay Interest for first x years in the amount of $xxx.xx beginning on xx with a new maturity date of xx  The rate changes in x steps ending at x.xxx%.
According to the servicing comment dated xx the covid forbearance plan has been active. Plan was started from xx

According to the review of servicing comment, the property occupied by unknown person and the condition of subject property is good. As per latest servicing comments damages and repairs have not been found on the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/x/xxxx and a new principal balance is $xxx,xxx.xx to a step modification and the rate was starting from x.xx% and borrower had given promise to pay Interest for first x years in the amount of $xxx.xx beginning on x/x/xxxx with a new maturity date of xx/x/xxxx. The rate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 654 |-xx-xx-294 |-xx-| -44.95412% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: Salango   Tape Value: ESTATE OF xx SALANGO   Variance:    Variance %:    Comment: info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1051.13   Variance: $-1051.13   Variance %: -100.00000%   Comment: No Deferred has been noted.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2019   Tape Value: 12/xx/2019   Variance: -26 (Days)   Variance %:    Comment: Doc date of last modification is 12/xx/2019.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 12/xx/2024   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 5/xx/2020   Variance: 1337 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 479   Variance: -119   Variance %: -24.84342%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2020   Tape Value: 12/xx/2024   Variance: -1796 (Days)   Variance %:    Comment: Mod Step 1 date is 1/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 1 rate 2.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 1/xx/2025   Tape Value: 12/xx/2025   Variance: -334 (Days)   Variance %:    Comment: Mod Step 2 date is 1/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 2 rate 3.000%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 1.37500%   Tape Value: 1.38000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original stated rate is 1.375000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010210012232432111013444   Tape Value: 333321000002122   Variance:    Variance %:    Comment: Payment history string is 443214321032112211010001.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444310111234232210012010   Tape Value: 121200000133333   Variance:    Variance %:    Comment: Payment history string reversed is 100010112211230123412344.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per application is Limited cash out.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: info updated as per doc. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Credit Score for borrower is less than 500 (Lvl 2) "Credit score for borrower is less than 500."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date "6/xx/2005" on HUD-1 does not match with note/closing date "5/xx/2005"."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90810779	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,834.42	12/xx/2023	xx	No	Other	Chapter 13	xx	Not Applicable	Unavailable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	592	586	42.781%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	2/xx/2020 12:00:00 AM	01-xx-2017	xx	xx	2.500%	xx	01-xx-2017	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
There is a senior civil judgment open against the borrower xx. Final title policy at origination does not reflect any judgment as open.

Tax Status:
Fourth installment combined taxes of xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
Third installment utility charges of xxxx are delinquent in the amount of $xxx.xx which were due on x/xx/xxxx and good through on x/xx/xxxx.	The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.	Collections Comments:Currently, the loan is in foreclosure.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.
As per comment dated x/xx/xxxx , the foreclosure was referred to attorney was completed. Foreclosure complaint xx. Foreclosure was put on hold due to Covid-xx on x/xx/xxxx. This hold was ended on xx. No further details have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found. Comment dated x/xx/xxxx states that the borrower intention is to keep the property.
As per comment dated x/xx/xxxx, the borrower has been impacted by Covid-xx and requesting for assistance due to Covid-xx. Comment dated x/xx/xxxx states that the borrowers are currently unemployed. Comment dated x/xx/xxxx states that the borrower has been impacted by pandemic and reason for default is curtailment of income. No further details have been found.

Update:-
As per the comment dated x/xx/xxxx, the borrower had filed for the bankruptcy under chapter xx with xx. Further details were not provided.
As per the tape data the current status of the loan is bankruptcy.
Foreclosure Comments:As per comment dated x/xx/xxxx , the foreclosure was referred to attorney was completed. Foreclosure complaint xx. Foreclosure was put on hold due to Covid-xx on x/xx/xxxx. This hold was ended on xx. No further details have been found.
Bankruptcy Comments:Debtor had filed bankruptcy dated on xx. Currently the Bankruptcy is not in active status since it was discharged on xx. The motion for relief was filed on xx.

Update:-

As per the comment dated x/xx/xxxx, the borrower had filed for the bankruptcy under chapter xx with xx. Further details were not provided.	The loan modification agreement was made between borrower and xx with the new modified unpaid principal balance $xxx,xxx.xx. From UPB, the interest bearing amount is $xxx,xxx.xx and the principal balance was deferred in the amount of $xx,xxx.xx. The principal balance has permanently forgiven in the amount of $xx,xxx.xx. This principal forgiven amount exceeds x% of modified balance.
The interest bearing amount was $xxx,xxx.xx with step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/x/xxxx. The step rate was in x steps ending at rate x.xxxx% and P&I will be $x,xxx.xx applicable from xx/x/xxxx to maturity date xx/x/xxxx.	Affiliated Business Disclosure Mortgage Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 589 |-xx-xx-229 |-xx-| -38.87945% Comment: Amortization termmonths is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $84117.47   Variance: $-84117.47   Variance %: -100.00000%   Comment: Deferred balance is $84,117.47   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -9 (Days)   Variance %:    Comment: Doc date of last modification is 08/xx/2012   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx   Variance: -1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 590   Variance: -230   Variance %: -38.98305%   Comment: Loan Original Maturity Term Months is 360   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 11/xx/2017   Tape Value: 10/xx/2022   Variance: -1795 (Days)   Variance %:    Comment: Mod step 1 Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.500%   Tape Value: 3.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 rate is 3.500%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 11/xx/2022   Tape Value: 10/xx/2023   Variance: -334 (Days)   Variance %:    Comment: Mod step 2 Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.500%   Tape Value: 4.375%   Variance: -0.875%   Variance %: -0.87500%   Comment: Mod step 2 Rate is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Original Standard LTV(OLTV) is 98.455%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000004444444   Tape Value: 999999999876543211121100   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444400000000000000000   Tape Value: 001121112545678999999999   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 44.670%   Tape Value: 4359.000%   Variance: -4314.330%   Variance %: -4314.33000%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx Variance: -86 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is conventional loan. The LTV is greater than 90% and hence the MI certificate is required which is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90855413	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,724.20	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.910%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	9/xx/2018 12:00:00 AM	xx	xx	4.875%	xx	01-xx-2018	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx

The chain of assignment has not been completed. Currently, the assignment of mortgage is with xx

There is one active Water/Sewer/Utilities lien against the subject property favor of xx

  There is one IRS lien against the borrower xx

The combined annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The current UPB reflected is in the amount of $xxx,xxx.xx. The loan was modified on xx/xx/xxxx. The collection comment dated xx/xx/xxxx states the reason for default is illness of the borrower. The borrower had bypass heart surgery. No evidences have been found regarding foreclosure or bankruptcy in recent collection comments. There are no comments found related to the borrower’s income impacted by Covid-xx. The collection comment dated xx/xx/xxxx states the subject property is owner-occupied. The BPO report xx states the subject property is in axxge condition with no repairs noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx with the new modified unpaid principal balance is xx The interest bearing amount was xx with interest rate x.xxx% and the modified P&I was $x,xxx.xx. The first modified payment due date was xx and the maturity date will be xx	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 359 |-xx-| 1 |-xx-| 0.27855% Comment: verified Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: verified   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: verified   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: doc missing Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Origination Fee First Lien Test: FAIL
Loan Data $11,977.16  Comparison Data $3,114.07  Variance +$8,863.09

Origination Fee & Broker Fee Test: FAIL
Loan Data $11,977.16  Comparison Data $3,114.07  Variance +$8,863.09"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien origination fee test. (MRS § 408.052. 1.)
The loan charges more than a 1% origination fee (whether from the buyer or the seller).

This loan failed the origination fee and broker fee test. (MRS §408.052 1.)
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be confirmed from the loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90856990	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,397.00	12/xx/2023	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the assignment of mortgage is currently with the xx
There is an active civil judgment against the borrower in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx in favor of xx
1st installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
2nd installment of combined tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the latest xx months payment history shows that the borrower is delinquent for xx months. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Bankruptcy Case Number Loan Value: xx |-xx-| |-xx-| Comment: as per bankruptcy Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2020   Variance: 1339 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: not applicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: appraisal is missing   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: appraisal is missing   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: appraisal is missing   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: as per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: as per payment history   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Change in Rate/Term Variance: Variance %: Comment: application is missing from loan files Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The subject property is located in Indiana State that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing in the loan file."	* Application Missing (Lvl 2) "Final application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final Truth in lending is missing from loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Good faith estimate is missing from loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good Faith estimate document is missing from loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial Truth in lending is missing from loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90862657	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	702	592	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	5.000%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. There is one civil judgment open against the borrower xx in the amount of xx which was recorded on xx in favor of xx. A tax certificate is not available in the pro-title report.	According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI$x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in the collection. According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI$x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx. As per collection comments dated xx/xx/xxxx, the borrower advised that the income was decreased and he was seeking assistance to help. No more information has been found regarding COVID-xx. No modification, forbearance details are available in recent collections comments. No foreclosure activity has been found. As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.
Update:
The current status of the loan is current.
As per the servicing comment dated the borrower filed the bankruptcy under chapter x with case#xx. The borrower was discharged on xx and bankruptcy file was closed on xx. No more evidence is available regarding current bankruptcy status.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/xxxx, the reason for default is “Curtailment of Income”.
As per the seller tape data, loan was modified on xx/xx/xxxx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrower “xx” had filed for bankruptcy under Chapter-x with case#xx on xx. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx. The debtor was discharged on xx.

Update:
As per the servicing comment dated the borrower filed the bankruptcy under xx with case#xx. The borrower was discharged on xx and bankruptcy file was closed on xx. No more evidence is available regarding current bankruptcy status.	The loan modification agreement was made between the borrower xx on xx/xx/xxxx with a new principal balance of $xxx,xxx.xx with a fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. As per the balloon payment rider located at “xxxxxxpdf pg#xxxx”, the balloon payment is in the amount of $xx,xxx.xx and will be due on maturity date xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 605 |-xx-xx-245 |-xx-| -40.49586% Comment: Amortization term is 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK is Yes.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per collection comments dated 08/xx/2020, the borrower advised that the income was decreased and he was seeking assistance to help. No more information has been found regarding COVID-19.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2017   Tape Value: 3/xx/2019   Variance: -550 (Days)   Variance %:    Comment: Doc date of last MOD is 09/xx/2017.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 514   Variance: -154   Variance %: -29.96108%   Comment: Maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx%   Variance:    Variance %:    Comment: Appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000444444444444444   Tape Value: 433432121000000001100000   Variance:    Variance %:    Comment: Payment history string is 321033412MMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444000000000   Tape Value: 000001100000000121234334   Variance:    Variance %:    Comment: Payment history string is MMMMMMMMMMMMMMM214331234.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State MA which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated hud-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90937312	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,537.39	07/xx/2020	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.928%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated on xx
The chain of assignment is completed. The loan is currently the assignment with xx
No active judgments or liens found.
 Year of xxxx annual combined taxes have been paid off in the amount of $x,xxx.xx on x/xx/xxxx. No any prior year taxes are delinquent as per updated title report.
The review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx,xxx.xx.
According to the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. The foreclosure was referred to attorney on xx/xx/xxxx and the step complaint was filed on x/xx/xxxx. However, the foreclosure put on hold due to loan was reinstated. Further details regarding the foreclosure are not available.
No information pertaining to bankruptcy has been found.
The reason for default as per servicing comment is excessive obligation.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. The foreclosure was referred to attorney on xx/xx/xxxx and the step complaint was filed on x/xx/xxxx. However, the foreclosure put on hold due to loan was reinstated. Further details regarding the foreclosure are not available.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Margin Percent Loan Value: 2.950% Tape Value: 295.000% |-xx-xx-292.050% |-xx-| -292.05000% Comment: ARM Index Margin percent is 2.950%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: 2.950%   Tape Value: 295.000%   Variance: -292.050%   Variance %: -292.05000%   Comment: ARM lifetime floor percent is 2.950%.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC is hold by Reinstatement.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 6.150%   Tape Value: 1.000%   Variance: 5.150%   Variance %: 5.15000%   Comment: Max rate at first adjustment is 6.150%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 2.950%   Tape Value: 1.000%   Variance: 1.950%   Variance %: 1.95000%   Comment: Min rate at first adjustment is 2.950%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx:    Comment: Original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 012200123444433321012344   Tape Value: 022100765433332211054322   Variance:    Variance %:    Comment: Payment history string is 012200123444433321012344.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 443210123334444321002210   Tape Value: 223450112333334567021220   Variance:    Variance %:    Comment: Payment history string reversed is 443210123334444321002210.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 32.928%   Tape Value: 3500.000%   Variance: -3467.072%   Variance %: -3467.07200%   Comment: Post close DTI is 32.928%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Sales price as per hud is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Wisconsin State. The following state disclosures are missing from the loan file:
Explanation of Personal Obligation
Marital Property Act Disclosure
Pre-Application Fee Disclosure
Choice of Insurance Disclosure
Escrow Disclosure
Co-Signer Notice
Tattle Tale Notice under the Marital Property Act"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90938809	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,107.79	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	606	568	34.203%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower:
There are three hospital liens against the borrower xx.
Combined annual tax for the year xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
Personal annual tax for the year xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
County annual tax for the year xxxx and Personal tax for the year xxxx & xxxx are under bankruptcy.
According to the payment history as of x/xx/xxxx, the borrower is delinquent for xmonths. The date of last payment received is unavailable. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of x/xx/xxxx, the borrower is delinquent for xmonths. The date of last payment received is unavailable. The next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The reason for default is unavailable.
As per the comment dated x/xx/xxxx, the subject property is occupied by the owner.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-xx.

Update:
The current status of the loan is bankruptcy.
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xx,xxx.xx.
No foreclosure evidence has been found.
As per the latest collection comment dated xx/xx/xxxx, the BK post-petition date due date is xx. Further details not provided.
As per the collection comment dated x/xx/xxxx, the county taxes from the year xxxx-xxxx were delinquent in the total amount of $x,xxx.xx which were good through till x/xx/xxxx. The comment dated x/xx/xxxx shows the taxes were still delinquent and could lead to a sale. Further details not provided. Unable to confirm the current status of tax sale as of xx/xx/xxxx.
As per the collection comment dated x/xx/xxxx, the roof of the subject property was damaged. The cost of repair is unable to determine. The borrower has received a check from the insurance company for the repairs. No comments have been found regarding repair completion.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under xx. The xx was filed on xx, the xx amount is xx and the arrearage amount is xx. However; the POC bar date was set for xx. The xx plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of xx months. The schedule D of Voluntary Petition does not show any unsecured amount. There is no comment indicating a cramdown. Currently the loan is in xx.

Update:
As per the latest collection comment dated xx/xx/xxxx, the BK post-petition date due date is xx. Further details not provided.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Prepayment Penalty Rider	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 361 |-xx-xx-1 |-xx-| -0.27700% Comment: Amortization term months (CE,S&P) is 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is no   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $23261.24   Variance: $-23261.24   Variance %: -100.00000%   Comment: Deferred principal (Modification ) per payment history is $0.00   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a modification change note terms is no   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 10/xx/2010   Variance:    Variance %:    Comment: Dic date of last modification is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is ARM   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000000000010   Tape Value: 765432123322224333444655   Variance:    Variance %:    Comment: Payment history string is 2344444444233MMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 010000000000000000000000   Tape Value: 556444333222223321254567   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMMM332444444432   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 34.203%   Tape Value: 4832.000%   Variance: -4797.797%   Variance %: -4797.79700%   Comment: Post close DTI per 1003 is 34.203%   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Prepayment penalty doc status is yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm"
* Prepayment Rider Missing (Lvl 2)     "Prepayment Rider is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91015388	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,599.23	10/xx/2020	Unavailable	No	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/xx/2016	xx	Not Applicable	4.218%	xx	11/xx/2016	Financial Hardship	As per updated title report as of xx/xx/xxxx the subject mortgage is on first lien position. Subject mortgage was originated on xx
Chain of assignment is incomplete as the current assignee is xx
No active judgments or liens have been found.
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is x/xx/xxxx. The current UPB is $xx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is xx months behind its regular payment. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is x/xx/xxxx. The current UPB is $xx,xxx.xx.
No evidence of post-closing bankruptcy has been found. No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Evidence of Foreclosure has been noted in the servicing comment. As per comment dated xx the file was referred to attorney on xx As per tape date the complaint was filed on xx Later, as per comment dated xx the FC was placed on hold due to court delay. As per comment dated xx the hold end date has been extended to xx  No further details have been found.
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx/x/xxxx. As per MOD borrower has agreed to pay the interest bearing amount of $xx,xxx.xx with steps interest rate completing in x steps. First payment was started from xx/x/xxxx and the maturity date is xx/x/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 649 |-xx-xx-289 |-xx-| -44.53004% Comment: As per MOD & Note Tape Source: Initial Tape Type:
Field: First Pay Change Date   Loan Value: Not Applicable   Tape Value: 11/xx/2016   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: 11/xx/2016   Variance:    Variance %:    Comment: As per MOD   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 11/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx
Field: Original Stated Rate   Loan Value: 9.50000%   Tape Value: 4.21800%   Variance: 5.28200%   Variance %: 5.28200%   Comment: As per MOD & Note   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: Unavailable   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $285.34 Variance: $-285.34 Variance %: -100.00000% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91043617	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,107.28	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	8.500%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx the amount of xx which was recorded on xx with Instr | Book/Page# xx
The chain of assignment has been completed. Currently the assignment is with xx which was recorded on xx
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
The county annual taxes for the year of xxxx have been due in the amount of $ xx

No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of collection comments, the borrower is performing with the loan. According to a review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
The loan modification agreement was made between the borrower “xx” and the lender “xx” on xx
As per the collection comment dated xx the reason for default is Illness of the borrower.
The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower “xx” and the lender “xx” on xx. The new principal balance is in the amount of xx and the lender has agreed to forgive the principal balance in the amount of $x,xxx.xx. The borrower promise to pay the monthly P&I of $xxx.xx with an interest rate of x.xxx % beginning from xx till the maturity date xx	Affiliated Business Disclosure
Credit Application
Credit Report
Good Faith Estimate
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note document the interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001000000   Tape Value: 000000000002111000000000   Variance:    Variance %:    Comment: The payment history string 0000000444442211111010.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000100000000000000000   Tape Value: 000000000111200000000000   Variance:    Variance %:    Comment: The payment history string reversed 010111122444400000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 136 (Days) Variance %: Comment: As per the original Note document the stated Maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The Final GFE  is missing from the loan files."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx The following required State Disclosures are missing in the loan file.

1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan files."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91071290	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$739.09	$703.37	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	32.387%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2016	xx	xx	3.625%	xx	05/xx/2016	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is with xx
No active judgment or liens have been found.
County annual taxes of xxxx have been delinquent good through on xx/xx/xxxx in the amount of $ xxx.xx.
School annual taxes of xxxx have been delinquent good through on xx/xx/xxxx in the amount of $ xxx.xx.
City annual taxes of xxxx have been paid on x/xx/xxxx in the amount of xxx.xx.	According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received on xx/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in bankruptcy. According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received on xx/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Update:
The loan is in bankruptcy. As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx.
No comment has been regarding RFD.
As per comment dated xx the borrower filed bankruptcy under xx. Further details not provided.
No damages have been reported.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under xx.The last filing date is xx plan was confirmed on xx The POC was filed on xx the POC amount is  xx and the arrearage amount is xx

Update:
As per comment dated xx the borrower filed bankruptcy under xx. Further details not provided.
This modification agreement was made between borrowers xx and Lender xx on x/x/xxxx. As per the modified term, the new principal balance is $xx,xxx.xx. The Interest bearing balance is in the amount of $xx,xxx.xx and the deferred balance is in the amount of $xx,xxx.xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate x.xxx% beginning from x/x/xxxx with a maturity date on x/x/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 608 |-xx-xx-248 |-xx-| -40.78947% Comment: Amortizaion Temr month are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is No.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan Amoertization type is Fixted.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 608   Variance: -248   Variance %: -40.78947%   Comment: Loan Original Maturity term are 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.75000%   Tape Value: 3.62500%   Variance: 5.12500%   Variance %: 5.12500%   Comment: Original Stated Rate is 8.75%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refaiance per Application is NA.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose pe rApplication is purchase.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: 10/xx/2017   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $407.41 Variance: $-407.41 Variance %: -100.00000% Comment: Suspense Balance per PH is $0.00. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "GSE (Fannie Mae public guidelines) Prepayment Penalty Term Test: Result: FAIL.

This loan failed the prepayment penalty term test.  The loan charges a prepayment penalty with a term exceeding 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91108779	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,850.84	12/xx/2023	Unavailable	No	FEMA Disaster	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,301.57	xx	6.125%	360	360	xx	xx	xx	Conventional	ARM	60	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	15.465%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated on xx.

The chain of assignment is incomplete as the subject mortgage is currently assigned to xx.

There is one junior mortgage recorded against the subject property originated on xx.

First half combined taxes for xxxx are paid off in the amount of $x,xxx.xx on xx/xx/xxxx.

Second to fourth combined half taxes for xxxx are due in the total amount of $x,xxx.xx for the dates xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx respectively,

No delinquent taxes have been found for the prior year.
The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for xx months and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xxx,xxx.xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in collection.
The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for xx months and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xxx,xxx.xx.
No bankruptcy has been filed.
According to the collection comments review the foreclosure was initiated on the property. The file was referred to attorney on xx. As per the collection comment dated x/xx/xxxx, the foreclosure was placed on hold due to mediation hearing (non-contested FC). Latest comment dated x/xx/xxxx shows FC actions were on Covid hold until xx/xx/xxxx ordered by the court as the property is located in Covid disaster area.
The RFD as per comment dated x/xx/xxxx is excessive obligations.
As per the comment dated x/xx/xxxx, the subject property is owner occupied with good condition.
No damages have been observed.

Foreclosure Comments:According to the collection comments review the foreclosure was initiated on the property. The file was referred to attorney on xx shows the complaint was filed on xx. The complaint was again re-recorded on xx. As per the collection comment dated x/xx/xxxx, the foreclosure was placed on hold due to mediation hearing (non-contested FC). Latest comment dated x/xx/xxxx shows FC actions were on Covid hold until xx/xx/xxxx ordered by the court as the property is located in Covid disaster area.
Bankruptcy Comments:Not Applicable	This is a conventional ARM mortgage with a P&I of $x,xxx.xx with the rate of interest x.xxxxx% and a maturity date of x/x/xxxx. The P&I as per payment history is $x,xxx.xx and the rate of interest is x.xxx %. However, there is an change in P&I & rate with respect to Note data which seems that there would be a possibility of modification. Seller tape is showing that the prior Mod was done on x/xx/xxxx. Collection comments review shows borrower requested for loan modification on x/x/xxxx with the interest rate of x.xxx%. The modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Unavailable Tape Value: LIBOR - xx |-xx-| |-xx-| Comment: No discrepancy. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 4/xx/2014   Variance:    Variance %:    Comment: Mod is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Original Note states that 60 month interest only period.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment: Mod is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 11.125%   Tape Value: 5.000%   Variance: 6.125%   Variance %: 6.12500%   Comment: Max rate at first adjustment is 11.125%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 2.750%   Tape Value: 3.375%   Variance: -0.625%   Variance %: -0.62500%   Comment: As per note Min rate at first adjustment is 2.75%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000010002101000004444444   Tape Value: 999999999999999876543210   Variance:    Variance %:    Comment: Payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444400000101200010000   Tape Value: 012345678999999999999999   Variance:    Variance %:    Comment: The Payment History String reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 15.465%   Tape Value: 2707.000%   Variance: -2691.535%   Variance %: -2691.53500%   Comment: No discrepancy.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: The Note reflects the Subject Property Address Street as: xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx   Variance: 24 (Days)   Variance %:    Comment: FC complaint was filed on xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 9/xx/2033 Variance: Variance %: Comment: Mod is missing from the loan file. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at xx, which states that the original note has been misplaced or destroyed. However, the copy of note is available in the loan file."	* Final TIL Date after actual transaction date (Lvl 2) "As per final TIL date is xx. Hence, final TIL date is after transaction date."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "Transaction date from ROR is xx which is not consistent with Note and/or HUD."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91193947	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,728.30	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. Assignment from xx.
There is an active State tax lien in favor of xx recorded on xx in the amount of $xxxx.xx. The SSN# is not provided to validate the lien.
No prior year delinquent taxes have been found. 1st and 2nd installment of annual combined taxes for the year xxxx are due in the amount of $xxxx.xx.

As per the review of payment history as of x/xx/xxxx, the borrower is current with a loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Collections Comments:The current loan status is performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with a loan and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is not mentioned in comments. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details have been found.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-xx impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under Chapter-xx with the case# xx. The POC was filed on xx with secured claim in the amount of xx. The plan was confirmed on xx. The debtor shall pay the trustee $xxx for xx months under Chapter xx. There is no comment indicating a cram-down. The bankruptcy was discharged on xx.
Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure	Field: Payment History String Loan Value: 110011111000011000000000 Tape Value: 3C69333333C33633333333CC |-xx-| |-xx-| Comment: Payment history string is 001000111111111111. Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000110000111110011   Tape Value: CC33333333633C33333696C3   Variance:    Variance %:    Comment: Payment history string is 111111111111111111111111000100.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: PUD   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the maximum LTV test due to one or more of the following findings: (Freddie Mac Bulletin 2011-4)
The loan-xx-value (LTV) ratio is greater than 95%.
GSE (Freddie Mac public guidelines) Maximum LTV Test: FAIL."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91385205	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,179.44	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.750%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx.
There are no active judgments and liens.
1st & 2nd installment of county taxes for the year of xxxx is due in the total amount of $xxxx.xx on xx/xx/xxxx & xx/xx/xxxx respectively.
Utilities charge for xxxx is delinquent in the amount of $xx.xx with good through date of xx/xx/xxxx. Due date is not provided.

Update:
The pro-title report dated x/xx/xxxx shows that the subject mortgage originated on xx”
There are no active judgments and liens.
The first and second installment county taxes were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
Review of payment history as of dated xx/xx/xxxx shows the next due date is xx/xx/xxxx. The last payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of $xx,xxx.xx.

Update:-
The latest payment history is missing from the loan file. According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received date. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xx,xxx.xx.
Collections Comments:The loan is in collection. Review of payment history as of dated xx/xx/xxxx shows the next due date is xx/xx/xxxx. The last payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. The last payment received date is xx/xx/xxxx. The current unpaid principal balance according to payment history is in the amount of $xx,xxx.xx. According to the comment dated x/xx/xxxx, the borrower has lost his job. No information has been found regarding COVID-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-x on xx.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx. Therefore, the unsecured portion is $x.xx. The debtor had discharged from the bankruptcy on xx.
This is a conventional mortgage with P&I of $xxx.xx with the rate of interest x.xxxx% and a maturity date of the loan is xx/xx/xxxx. The P&I as per updated payment history is $xxx.xx and rate of interest is x.xxxx%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
According to the tape date the loan has been modified on xx. The servicing comment dated xx/xx/xxxx states that the loan is modified on xx/xx/xxxx with the principal balance of $xxxxx.xx, fixed rate of x.xx% and balloon payment is $xxxxx.xx with amortization of xxx months.
Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 300 Tape Value: 762 |-xx-xx-462 |-xx-| -60.62992% Comment: Amortization Term Months (CE, S&P) are 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy (Post-Loan Origintion)? is Yes   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 5/xx/2020   Variance:    Variance %:    Comment: Doc Date of Last Modification is Unavailable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization type is Unavailable   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentation Type is Unavailable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 642   Variance: -342   Variance %: -53.27102%   Comment: Loan Original Maturity Term Months are 360   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000022333332223322222   Tape Value: 000988765433222232222110   Variance:    Variance %:    Comment: Payment History String is 000444444444432222322210   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222223322233333220000000   Tape Value: 011222232222334567809000   Variance:    Variance %:    Comment: Payment History String Reversed is 012223222234444444444000   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 2834.000%   Variance:    Variance %:    Comment: Post-Close DTI per 1003 is Unavailable   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $134000.00   Variance:    Variance %:    Comment: Sales Price (HUD-1 Line 101) is Not Applicable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 4/xx/2060 Variance: Variance %: Comment: Stated Maturity Date is Unavailable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Fianl 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to:

TILA Foreclosure Rescission Finance Charge Test: FAIL LoanData: $123,693.28 Comparison  Data: $166,806.26  Variance: -$43,112.98

TILA APR Test: FAIL Loan Data: 7.748%  Comparison  Data: 9.381%  Variance: -1.633%

TILA Finance Charge Test: FAIL Loan Data: $123,693.28  Comparison Data: $166,806.26  Variance: -$43,112.98"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL LoanData: $123,693.28 Comparison  Data: $166,806.26  Variance: -$43,112.98

TILA APR Test: FAIL Loan Data: 7.748%  Comparison  Data: 9.381%  Variance: -1.633%

TILA Finance Charge Test: FAIL Loan Data: $123,693.28  Comparison Data: $166,806.26  Variance: -$43,112.98"
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91388368	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,855.73	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	623	663	48.974%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the Pro-title report dated x/xx/xxxx, the subject mortgage was originated on xx with xx, which was recorded on xx
The chain of assignment has been completed as the loan was originated with xx
There is a civil judgment against the borrower in the favor of xx, in the amount of xx which was recorded on xx
The second installment combined & village taxes are due in the amount of xx and in the amount of xx on xx and on xx respectively.
No prior year’s delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx with the xx for the amount of xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of combined taxes for xxxx are due in the amount of xx
The first installment of school taxes for xxxx was paid in the amount of xx
The second instalment of school taxes for xxxx is due in the amount of xx
The first and second installments of village taxes for xxxx were paid in the amount of xx
The first and second installments of combined taxes for xxxx were paid in the amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

Collections Comments:As per the collection comments as of x/xx/xxxx, the borrower is current with the loan.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Currently, the borrower xx is working as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: xx Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the file."
* Missing Credit LOX (Lvl 3)     "Credit explanation missing for Derogatory Account (xx) for late payment for 30 days dated xx & xx and for 60 days xx & xx
* No evidence of required debt payoff (Lvl 3)     "No evidence of payoff of following liabilities required by DU -  1. xx 2. xx 3. xx 4. xx 5. xx 6. xx 7. xx 8. xx 9. xx 10. xx"
* purchase Contract (Lvl 3)     "Borrower's Initials are required on alterations made on original sales contract on Page# 1  and Page# 2. Along with that, borrower's initials are required on the Rider to the Contract of Sale (on all 3 pages)."
																																																																																																							* The loan file is Flagged as an FHA loan (Lvl 3) "LTV is not in match with the Down Payment. With a LTV of xx borrower has a Down payment of $7789.00 which fails to bring down payment of 3.5% of the purchase price which is $15050.00.Missing AUS/DU with correct LTV and Down payment."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.971%, the total income was $10,479.08 and total expenses are in the amount of $5131.75 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is "Approve/Eligible" with a DTI of 48.97%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91582872	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,409.70	07/xx/2020	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.000%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.837%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/xx/2018	xx	xx	2.500%	xx	03/xx/2018	Financial Hardship	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on x/xx/xxxx with the xx
The chain of assignment has been completed. The current assignment is with xx
There are x civil judgments against the borrower recorded on different dated with different plaintiff in the total amount of $xx,xxx.xx.
The county taxes for the year of xxxx are due in the total amount of $x,xxx.xx.
As per the latest payment history as of x/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.	Collections Comments:The loan is in bankruptcy. As per the latest payment history as of x/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.
The loan modification agreement was made on x/xx/xxxx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx. The borrower promised to pay $xxx.xx monthly with staring interest rate of x.xx%. The first modified payment date is x/xx/xxxx and the maturity is x/xx/xxxx.
According to the PACER, the borrower had filed for bankruptcy under chapter-xx with thexx. The debtor had filed the amended chapter xx plan on x/xx/xxxx which was confirmed on x/xx/xxxx. According to the plan, the debtor shall pay to the trustee $xxx.xx for xx months and then $xxx.xx for xx months. The creditor had filed the POC on x/xx/xxxx with secured claim amount of $xxx,xxx.xx and arrearage of $xx,xxx.xx. The last day of filing is x/xx/xxxx.
As per the comment dated x/xx/xxxx, the borrower has been impacted by Covid-xx and requested temporary assistance. No further details have been found.
No any damages have been found to the subject property. The subject property is owner occupied.
Foreclosure Comments:Foreclosure was initiated and file was referred to an attorney on x/xx/xxxx . The complaint/summons was filed on x/xx/xxxx.  Borrower attempted to modify but was denied by loss mitigation on x/xx/xxxx due to insufficient income.  The court ordered mediation did not put a Hold on the FC process, thus borrower filed bankruptcy on x/xx/xxxx.  FC place on HOLD and not dismissed.

Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx According to the plan, the debtor shall pay to the trustee $xxx.xx for xx months and then $xxx.xx for xx months. The creditor had filed the POC on x/xx/xxxx with secured claim amount of $xxx,xxx.xx and arrearage of $xx,xxx.xx. The last day of filing is x/xx/xxxx.	The loan modification agreement was made on x/x/xxxx. According to the modified terms, the new modified principal balance is $xxx,xxx.xx. The borrower promised to pay $xxx.xx monthly with staring interest rate of x.xx%. The first modified payment date is x/x/xxxx and the maturity is x/x/xxxx.	Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 603 |-xx-xx-363 |-xx-| -60.19900% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value:xx mortgage held in Joint Survivorship.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC case has not been dismissed   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: 8 (Days)   Variance %:    Comment: The date on the mod doc is 2/xx/2018   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: 3/xx/2020   Tape Value: 6/xx/2020   Variance: -104 (Days)   Variance %:    Comment: Info updated as per available docs.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Audit value loan amortization type for the 2018 Mod is Step   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 604   Variance: -364   Variance %: -60.26490%   Comment: Audit value Original maturity term per origination note is 240.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2018   Tape Value: 2/xx/2023   Variance: -1826 (Days)   Variance %:    Comment: Tape data entry error.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.500%   Tape Value: 3.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 2/xx/2023   Tape Value: 2/xx/2024   Variance: -365 (Days)   Variance %:    Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.500%   Tape Value: 3.960%   Variance: -0.460%   Variance %: -0.46000%   Comment: Tape data entry error   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444432100   Tape Value: 999999999999999876543210   Variance:    Variance %:    Comment: Payment history string as of 8/xx/20 is 444444444444444444443210   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001234444444444444444444   Tape Value: 012345678999999999999999   Variance:    Variance %:    Comment: Info updated as per available docs.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: The HUD1 shows payoff of consumer debt and cash in excess of $34,000 directly to borrower. That is called cashout.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: The HUD1 shows payoff of consumer debt and cash in excess of xx directly to borrower. That is called cashout.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "Modification agreement was not recorded or recorded in wrong county."	* Missing credit report (Lvl 3) "Credit report is missing in the loan file."	* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing Transfer Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91599761	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$984.30	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.300%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	635	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has not been completed and currently the assignment is with xx.
There is junior mortgage against the borrower xx.
There is civil judgment against the borrower xx.
The county taxes for xxxx have been paid off in the amount of $ xxx.xx.
No prior delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Comments:
Fay Servicing Comments
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The latest payment history reflects the UPB in the amount of $xx,xxx.xx.
No evidences have been found regarding foreclosure filing.
No visible damages have been observed in available collection comments.
According to PACER, the borrowers xx had filed bankruptcy under xx. Trustee’s final report was entered on xx does not show any distribution towards creditor. The case was discharged on xx and terminated on xx.
Collection comment dated xx/xx/xxxx shows that the borrower’s income has been impacted by the pandemic. The latest comment dated x/xx/xxxx shows that reason for default is curtailment of income.
Loan is not modified since origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, the borrowers xx had filed bankruptcy under xx. Trustee’s final report was entered on xx does not show any distribution towards creditor. The case was discharged on xx and terminated on xx.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 363 |-xx-xx-3 |-xx-| -0.82644% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 363   Variance: -3   Variance %: -0.82644%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000011000000   Tape Value: 000001000000000000112121   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000110000000000000000   Tape Value: 121211000000000000100000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. Values added from initial 1003 (xx)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $95,498.67. The disclosed finance charge of $95,198.30 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $95,498.67. The disclosed finance charge of $95,198.30 is not considered accurate because it is understated by more than $100."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in FL State and required disclosures are missing from the loan file.

1. Anti-Coercion Notice
2. Insurance Sales Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91641532	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,313.72	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	73.580%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
 The chain of assignment has been completed as the mortgage is currently with xx.
No active judgments or lien have been found against the borrower or subject property.
The county taxes for xxxx have been paid off in amount of $x,xxx.xx.
The loan is performing. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
Servicing Notes Conva Tec
The loan is performing. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
The loan has not been modified since origination.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
At time of origination Borrower is working as xx.
No visible damages have been found in available collection comments.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx
Field: Post-Close DTI per 1003   Loan Value: 73.580%   Tape Value: 48.226%   Variance: 25.354%   Variance %: 25.35400%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003   Loan Value: 48.562%   Tape Value: 31.828%   Variance: 16.734%   Variance %: 16.73400%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing the following alerts:

1. The borrower's income was calculated incorrectly at origination. -  The loan file contains the 2017 personal and business tax returns to document income.
Using these income documents, Freddie Mac calculated the borrower's monthly income to be $5,516 (a 12 month axxge of Schedule C & Schedule E less the amount of the mortgages and notes payable in 12 months or less). Using this income increases the DTI of 74% which is excessive and indicates insufficient to support total obligations.

2. The borrower's Credit Score will be impacted by mortgage payment history."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Duplicate"
* DTI > 60% (Lvl 2)     "The borrower's DTI is exceeded 60% since the Borrower income was $5,516.00 and total expenses are in the amount of $4,058.66 and the loan was underwritten by AUS/LP (xx) and its recommendation is “Accept/Eligible” and DTI is showing in it as 48.226%. SOL expired, downgraded to LVL2."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 73.58% as the Borrower income was xx and total expenses are in the amount of xx and the loan was underwritten by AUS/LP (Locator#xx) and its recommendation is “Accept/Eligible” and DTI is showing in it as 48.226%. SOL expired, downgraded to LVL2."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91811631	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,488.31	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	636.03	xx	6.500%	480	480	xx	xx	Not Applicable	Conventional	Fixed	120	purchase	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	232.521%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2014 12:00:00 AM	xx	xx	2.500%	xx	01-xx-2014	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
 The chain of assignment has not been completed. Currently the assignment is with xx, which was recorded on xx. It should be with xx.
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
The combined annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is in the amount of xx.	Collections Comments:The collection comment as of xx/xx/xxxx, shows that the loan is in an active bankruptcy and the borrower has been delinquent for xx months and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is in the amount of xx.
The loan was modified on x/xx/xxxx.

The comment dated xx/xx/xxxx; states that the foreclosure action was put on hold due to the borrower had filed bankruptcy on xx with xx.

According to the xx the borrower xx had filed for bankruptcy under chapter-xx with the xx. The chapter xx plan was confirmed on xx. The last date of filing is on xx. Currently the loan is an active bankruptcy.
No comments found related to the borrower’s income impacted by COVID-xx. The reason for default is not available in the latest collection comments. The subject property is owner occupied and there are no comments found related to the subject property condition.

Foreclosure Comments:The comment dated xx. states that the foreclosure action was put on hold due to the borrower had filed bankruptcy on xx with xx.
Bankruptcy Comments:According to the xx the borrower xx had filed for bankruptcy under chapter-xx with the xx. The chapter xx plan was confirmed on xx. The POC was filed by the creditor xx with its POC amount as xx with its arrearage amount of xx. The debtor shall pay the trustee per month in the amount of $xxx.xx under chapter xx. The schedule D of Voluntary Petition shows that does not contain any unsecured portion. There is no comment indicating a cram-down. The last date of filing is on xx. Currently the loan is an active bankruptcy.	The loan was modified between the borrower xx with the new modified principal balance of xx out of which the amount of xx has been deferred; hence the interest-bearing amount is xx. The interest rate x.xxx % which steps up in x steps ending at x.xxx %. The borrower promise to pay the monthly P&I of $xxx.xx to xrd step $xxx.xx beginning from x/x/xxxx till the maturity date x/x/xxxx.	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 443 |-xx-| 37 |-xx-| 8.35214% Comment: The loan amortization term months are 480. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2014   Tape Value: 6/xx/2014   Variance: -37 (Days)   Variance %:    Comment: As per modification the loan was modified on 4/xx/2014.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period yes.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2019   Variance: 1715 (Days)   Variance %:    Comment: The last payment was received on 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 480   Tape Value: 358   Variance: 122   Variance %: 34.07821%   Comment: As per the original Note document the stated Maturity 480.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 33333333333333F333333333   Variance:    Variance %:    Comment: The payment history string 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 333333333333333333333333 Variance: Variance %: Comment: The payment history string reversed 444444444444444444444444. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* DTI > 60% (Lvl 2) "As per the 1003 application report, the total monthly income is $2,680.00 and the total monthly expenses are $761.00 However, DTI is greater than 60%."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC State; however, required state disclosures are missing from loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91827304	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,343.55	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.240%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	38.146%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	xx	8.940%	xx	05-xx-2010	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx with loan amount xx and which was recorded on xx with instrument# xx
The chain of assignment has been completed. Currently, the assignment is with xx
There is Civil Judgment against the borrower in the favor of xx which was recorded on xx with instrument# xx
Annual County taxes for xxxx have been paid off x/xx/xxxx in the amount of $xxxx.xx.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.

As per comment dated x/xx/xxxx, the reason for default is excessive obligation.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with the new modified unpaid principal balance is $xxx,xxx.xx. From UPB, the principal balance was deferred in the amount of $xxxx.xx. The interest bearing amount was $xxxxxx.xx. The borrower has promised to pay the P&I in the amount of $xxxx.xx with the interest rate of x.xxx% beginning on xx till maturity date of xx	Credit Report	Field: Deferred Principal (Modification) per Payment History Loan Value: $2922.75 Tape Value: $5498.71 |-xx-| $-2575.96 |-xx-| -46.84662% Comment: N/A Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active not applicable.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is Elevated as loan is failing for NC Rate Spread Home Loan Test."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91928292	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$409.40	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.010%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	27.946%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	8.010%	xx	01-xx-2020	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx with xx.
Chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx
No active judgments or liens have been found.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date x/xx/xxxx. No records for bankruptcy have been found. As per the comments, the foreclosure was initiated and the file was referred to an attorney on xx. There was a title issue. The DOT lacks statement of borrower marital status. The FC was placed on hold.
As per the comment dated x/xx/xxxx, the RFD is illness of the borrower.
No damages have been found. No comments have been found stating the borrower’s income has been impacted by Cobid-xx.

Foreclosure Comments:As per the comments, the foreclosure was initiated and the file was referred to an attorney on xx. There was a title issue. The DOT lacks statement of borrower marital status. The FC was placed on hold.
Bankruptcy Comments:Not Applicable	This loan modification agreement was signed between the borrower xx and the lender xx on xx. The UPB is $xx,xxx.xx. The borrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx. The maturity is xx	Affiliated Business Disclosure Credit Report	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000044   Tape Value: 000001004321004321000321   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 000000104441240123411110   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 440000000000000000000000   Tape Value: 123000123000123400100000   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is 211114321042144401000000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Comment: As per the mod, the stated atruity is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Origination Fee First Lien Test: FAIL $1,693.89 $581.57 +$1,112.32
Origination Fee & Broker Fee Test: FAIL $1,693.89 $581.57 +$1,112.32"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Origination Fee First Lien Test: FAIL $1,693.89 $581.57 +$1,112.32
This loan failed the first lien origination fee test. (MRS § 408.052. 1.)
The loan charges more than a 1% origination fee (whether from the buyer or the seller).

Origination Fee & Broker Fee Test: FAIL $1,693.89 $581.57 +$1,112.32.
This loan failed the origination fee and broker fee test. (MRS §408.052 1.)
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92047222	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,978.14	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	48.168%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	xx	2.000%	xx	01-xx-2011	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment is incomplete. Currently, the mortgage is with the xx.
No active judgments or liens have been found.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of xx Modification deferred balance remain in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in bankruptcy.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of xx Modification deferred balance remain in the amount of $xxx,xxx.xx.
According to the PACER, the borrower xx. POC was filed by xx. Amended chapter xx plan was filed on x/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xxx.xx and regular payment will be paid in the amount of $xxxx.xx monthly. This plan was confirmed on x/xx/xxxx.
The foreclosure was started in xxxx. But he foreclosure was put on hold due to borrower xx. Currently, this bankruptcy case is active.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:The foreclosure was started in xxxx. But he foreclosure was put on hold due to borrower (Timothy Shea and Susan Shea) had filed bankruptcy under chapter-xx with the case# xx. Currently, this bankruptcy case is active.
Previously, the foreclosure was started in xxxx and the sale was held on x/xx/xxxx. As per Sherriff deed (xx) (recorded on  x/xx/xxxx with instr# xx), the  property was sold to Federal Home Loan Mortgage Corporation for highest bid amount of $xxx,xxx.xx. As per affidavit expunging sheriff’s deed (recorded on xx), the x/xx/xxxx foreclosure sale was inadvertently held and this sale would be void. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower (Timothy Shea and Susan Shea) had filed bankruptcy under chapter-xx with the case# xx-xxxxx on xx/xx/xxxx. POC was filed by New Penn Financial, LLC on x/xx/xxxx, in the secured claim amount of $xxx,xxx.xx and an arrearage in the amount of $xx,xxx.xx. Amended chapter xx plan was filed on x/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xxx.xx and regular payment will be paid in the amount of $xxxx.xx monthly. This plan was confirmed on x/xx/xxxx.	This loan modification agreement was made on xx/xx/xxxx between the borrower xx. As per the modified terms, the new UPB is in the amount of $ $xxx,xxx.xx. $xxx,xxx.xx will be deferred out of new UPB and the Interest bearing amount is xx The loan is further taken into x steps, starts at an interest rate of x.xxx% and with P&I of $xxx.xx from xx/xx/xxxx and ends with the last step at an interest rate of x.xxx% and P&I of $xxx.xx starting from xx.	Affiliated Business Disclosure Credit Report	Field: Current Bankruptcy Case Number Loan Value: 18-41697 Tape Value: 1841697 |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure is available in loan file.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 8/xx/2011   Tape Value: 7/xx/2016   Variance: -1796 (Days)   Variance %:    Comment: Mod Step 1 date is 8/xx/2011   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 1 rate is 2.000%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 8/xx/2016   Tape Value: 7/xx/2017   Variance: -334 (Days)   Variance %:    Comment: Mod Step 2 date is 8/xx/2016   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 2 Rate is 3.000%   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 8/xx/2017   Tape Value: 7/xx/2018   Variance: -334 (Days)   Variance %:    Comment: Mod Step 3 date is 8/xx/2017   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 4.625%   Variance: -0.625%   Variance %: -0.62500%   Comment: Mod step 3 rate 4.000%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000101111111111111   Tape Value: 976666676666666677787878   Variance:    Variance %:    Comment: Payment History string 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111111111101000000000   Tape Value: 878787776666666676666679   Variance:    Variance %:    Comment: Payment History String Reversed 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD1 is Cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92061178	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$784.19	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.550%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	4.500%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx. The chain of assignment has not been completed. Currently the assignment is with xx. It should be with xx. The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property. The annual combined taxes for the year of xxxx have been paid in the amount of xx. No delinquent taxes have been found for the prior year.	As per the review of the payment history as of x/xx/xxxx, the borrower is regular with his payments and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of xx. The P&I is in the amount of xx. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:The current status of the loan is in collection. The borrower is regular with his payments and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.
As per xx report Flood,xx the borrower had filed the bankruptcy under chapter xx with the xx. The debtor was discharged on xx and the case was terminated on xx.
The loan was modified on xx.

As per comments dated xx/xx/xxxx, reason for default is business slowdown. Information regarding foreclosure is not available in latest servicing comments.
The collection comment does not reflect the subject property type and the property condition. However According to the BPO report dated x/xx/xxxx, shows that the property had roof damage. The total estimated repair amount is xx. No evidences are available that shows the roof has been repaired or not.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xx report Flood, Jackie Ray Jr and Flood, xx the borrower had filed the bankruptcy under chapter xx with the xx. The deadline to file the POC was xx. However, the POC was still not filed. The debtor was discharged on xx.	The loan was modified between the borrower xx on effective date of xx. The interest rate is x.xxx % which step up in x ending at x.xxx%. The borrower promise to pay P&I in the amount of $xxx.xx beginning on x/x/xxxx with a new maturity date of x/x/xxxx. The final balloon payment on the Interest Bearing Principal Balance of xx will be due on maturity.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: As per PACER report xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: Flood   Variance:    Variance %:    Comment: As per the Note document the borrower last name is xx  Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Performing   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $602.47   Variance: $-602.47   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -65 (Days)   Variance %:    Comment: As per the modification the loan was modified on xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 6/xx/2019   Tape Value: 6/xx/2022   Variance: -1096 (Days)   Variance %:    Comment: As per the modification the Mod step 1 xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the modification the Mod step 1 rate xx Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 6/xx/2022   Tape Value: 6/xx/2023   Variance: -365 (Days)   Variance %:    Comment: As per the modification the Mod step 2 date xx  Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the modification the Mod step 2 rate xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 6/xx/2023   Tape Value: 6/xx/2024   Variance: -366 (Days)   Variance %:    Comment: As per the modification the Mod step 3 date xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: xx   Variance %: -1.00000%   Comment: As per the modification the Mod step 3 xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Comment: The LTV is 86.08%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: As per the Note document the property address is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: purchase   Variance:    Variance %:    Comment: As per the Final HUD-1 the purpose of transaction is Cash out.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Purpose Per Application Loan Value: Refinance Tape Value: purchase Variance: Variance %: Comment: As per the Final HUD-1 the loan is Refinance Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The final loan application is missing in the loan file." * Missing credit report (Lvl 2) "Credit report is missing from the loan file." * Missing Required State Disclosures (Lvl 2) "The subject property is located in xx and the required disclosure "Disclosure of Additional Fees" is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92069595	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,224.52	12/xx/2023	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage originated xx.
Currently, the mortgage is assigned to xx.
 No active judgments or liens have been found.

Property taxes are paid till xxxx. The last payment was done on xx/xx/xxxx in the amount of $xxxx.xx.
No delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, for the due date xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The payment history as of xx/xx/xxxx shows that the borrower is current with the loan. The last payment was received on xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.

Tape data shows that loan was modified on xx/xx/xxxx. Collection comment dated xx/xx/xxxx states that executed mod documents received from the borrower and new UPB is $xxx,xxx.xx with new rate x.x%, deferred balance of $xx,xxx.xx.  However, the modification agreement matching above terms is missing from the loan file.

According to the xx the borrower had filed bankruptcy under chapter-xx with the case xx, discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

Foreclosure Comments:As per updated title report, the FC was initiated on x/xx/xxxx by filing the Lis Pendens. The final judgment of foreclosure was entered on x/xx/xxxx. Later, the FC action was put on hold due to loss mitigation workout.
Bankruptcy Comments:According to the xx the borrower had filed bankruptcy under chapter-xx with the xx. The POC was filed on xx by SN Servicing Corp with claim amount is $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. As per trustees final report dated xx, the debtor paid the principal in the amount of $xx,xxx.xx towards creditor. The debtor was discharged on xxand the case was terminated on xx.	This is a conventional fixed rate loan with original rate xx.x% and P&I $xxxx.xx. However, the current rate is x.x% and P&I $xxx.xx. Tape data shows that loan was modified on xx/xx/xxxx. Collection comment dated xx/x/xxxx states that executed mod documents received from the borrower and new UPB is $xxx,xxx.xx with new rate x.x%, deferred balance of $xx,xxx.xx. However, the modification agreement matching above terms is missing from the loan file.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: amortization term months is 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is yes.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $37514.74   Variance: $-37514.74   Variance %: -100.00000%   Comment: Deferred principal per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 12/xx/2019   Variance:    Variance %:    Comment: Doc date of last modification is unavailable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 7/xx/2006   Tape Value: 12/xx/2019   Variance: -4901 (Days)   Variance %:    Comment: First payment date 7/xx/2006.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: 6/xx/2006   Variance:    Variance %:    Comment: First rate change date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan amortization type is unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Mod step indicator is unavailable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.004%   Variance %: 0.00400%   Comment: Original CLTV ration percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.004%   Variance %: 0.00400%   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999CCCCCCCCC   Variance:    Variance %:    Comment: Payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCC999999999999999   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: 11/xx/2059   Variance:    Variance %:    Comment: Stated maturity date is unavailable.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $176679.42 Tape Value: $176816.71 Variance: $-137.29 Variance %: -0.07764% Comment: UPB per payment history is $176,679.42. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Disclosed APR High-Cost Threshold Exception Test: FAIL Loan Data: 12.591% Comparison Data: 12.580% Variance: +0.011%
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost Mortgage APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE is moderate due to failure of Disclosed APR High-Cost Threshold Exception Test."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92086197	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$248.83	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.250%	200	200	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.

The chain of assignment is completed as the subject mortgage is still with the lender, xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual County taxes for xxxx and xxxx have been exempted.
Review of updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +x months. The last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the updated payment history is in the amount of $xx,xxx.xx
As per the comment the subject property has been occupied by the owner.
As per collection comment shows that the reason for default is Unemployment/ Decrease in Income. The latest BPO is not available .Recent servicing comments do not reflect any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxxx% and a maturity date of the loan is x/xx/xxxx. The P&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxxx% and tape data shows that the new maturity date is x/xx/xxxx; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Origination Appraisal	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $798.31 |-xx-| $-798.31 |-xx-| -100.00000% Comment: Deferred Principal per payment history is $0.00 Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Doc date of last modification is "Unavailable".   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest Calculation Type is "360/360".   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is "Unavailable".   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Comment: Original Appraised Value is $24,291.96.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: Original CLTV Ratio Percent is "xx".   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 97.168%   Variance: 2.832%   Variance %: 2.83200%   Comment: Original Standard LTV (100.000%).   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: Payment Frequency is "Unavailable".   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111010111222223232332   Variance:    Variance %:    Comment: Payment History String is "212222212122223333334344".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 233232322222111010111111   Variance:    Variance %:    Comment: Payment History String Reversed is "443533333322221212222212".   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Variance:    Variance %:    Comment: Property County is "xx".   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 4323 (Days) Variance %: Comment: Stated Maturity Date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92155836	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,458.16	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	xx	Unavailable	360	Unavailable	xx	xx	Not Applicable	VA	Fixed	Unavailable	purchase	xx	xx	No Documentation	Not Applicable	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	671	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated x/xx/xxxx, the mortgage was originated on xx with MERS as nominee for xx. which was recorded on xx The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx. No active judgments or liens have been found. Annual county taxes of xxxx have been paid in the amount of xx

Update
As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
No active judgments or liens found.
The 1st installment of county taxes for xxxx was paid in the amount of xx on xx
The 2nd installment of county taxes for xxxx was paid in the amount of xx on xx
No prior year’s delinquent taxes have been found.	The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xxx,xxx.xx.

Update
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P & I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:Currently, the loan is in performing status. The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. No bankruptcy filing has been found. No foreclosure proceedings have been found. Collection comments are available from x/xx/xxxx to x/xx/xxxx. However, we require collection comments in recent xx months after loan origination. Collection comments are missing from xx/xx/xxxx to xx/xx/xxxx & x/xx/xxxx to x/xx/xxxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Initial LE Missing or error on the Rate Lock Note Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0000000000000000000000BB   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: BB0000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Unavailable   Tape Value: purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note is missing in the loan file. Loan has not been modified since origination."	* Application Missing (Lvl 3) "Final Application is missing in the loan file."
* Income documentation does not meet guidelines (Lvl 3)     "To verify borrower income required documents are missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Disclosure/Escrow Waiver missing."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data indicates that the VA Benefits are Insufficient. However, no income documentation is available in the loan file to determine borrower income."
* Missing Initial LE (Lvl 3)     "Initial LE is missing in the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure is missing in the loan file."
* RESPA Homeownership Counselling Disclosure Date Test Fail (Lvl 3) "Homeownership Counseling Disclosure is missing in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to verify borrower ATR as, no income documentation is available to verify the borrower income. SOL expired. Downgraded to LVL 2."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92235224	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,501.12	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.450%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	555	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the assignment is xx
x) There is a junior mortgage in the favor of xx
x) There is an active Water/Sewer lien on the subject property which was recorded on xx
x) There is civil judgment in the favor of xx
The first and second installment city taxes of xxxx are due in the amount of $xxxx.xx for the due date x/xx/xxxx and xx/xx/xxxx.	The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was unable to determine the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.

Update:
As per the review of tape data payment history as of xx/xx/xxxx, the borrower has been delinquent for x month with the loan and next due date is xx/xx/xxxx. The details of the last payment received are not available. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $x,xxx.xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the xx. The motion for relief from stay was filed on x/xx/xxxx. According to amended chapter xx plan dated x/xx/xxxx, the debtor shall pay the total amount of $xx,xxx by paying $xxx for x months, then $xxx for xx months and $xxx per month for the period of xx months. The proof of claim was filed on xx/xx/xxxx with the claim amount of $xx,xxx.xx and the amount of arrearage is $xx,xxx.xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. The complaint was filed on x/xx/xxxx. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case #xx-xxxxx on x/xx/xxxx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was unable to determine the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.
According to the updated title report dated x/xx/xxxx, the borrower Charity Bulluck Bridgers had deceased on x/xx/xxxx and the borrower Aundra Antoinette Bridgers Pauling had deceased on x/xx/xxxx. The death certificate is located at xx
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

xx	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Corporate Advances: Recoxxble per Payment History Loan Value: $0.00 Tape Value: $22976.91 |-xx-| $-22976.91 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $0.00   Tape Value: $13492.11   Variance: $-13492.11   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $288.82   Tape Value: $0.00   Variance: $288.82   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
xx
xx
xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: UTTWXWVUTSRQPONMLKJIHGHG   Variance:    Variance %:    Comment: PH string is 444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: GHGHIJKLMPOPQRSTUVWTWTTU   Variance:    Variance %:    Comment: PH string reversed is 444444444444444444444.   Tape Source: Initial   Tape Type:
xx
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $2891.26 Tape Value: $40306.42 Variance: $-37415.16 Variance %: -92.82680% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
TILA Right of Rescission Test: FAIL
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92293180	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$6,542.87	$5,652.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	674	645	45.539%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2018 12:00:00 AM	xx	xx	3.875%	xx	01-xx-2018	Financial Hardship	According to the review of updated title report dated x/xx/xxxx the subject mortgage was originated on xx in favor of xx. in the amount of xx which was recorded on xx under instru# xx
The chain of assignment has not been completed as the mortgage is currently with xx

The annual borough taxes for xxxx have been delinquent in the total amount of xx and payable through the date of xx The taxes for xxxx/xxxx are past due under xx days in the amount of xx and due date was xx however unable to verify whether the taxes have been paid off or delinquent.

The annual Utility Charges for xxxx/xxxx have been delinquent in the total amount of xx and payable through the date of xx

There is one ECB Lien against the name of borrower however the provided property address on the document (xx) is not the subject property address. The ECB lien was recorded on xx in the amount of xx in favor of xx

There is one PVB Lien against the name of borrower however the provided property address on the document (xx) is not the subject property address. The PVB lien was recorded on xx in the amount of xx in favor of xx
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.

The loan has been modified once since origination.  The modification agreement was made on xx with Fixed Amortization. The new principal balance is xx Borrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xxx%. The first payment had begun from x/xx/xxxx and ends with the maturity date of x/xx/xxxx. The lender agreed to defer the principal balance in the amount of xx The interest bearing amount is xx

No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
The property is owner occupied and no visible damages were reported.
At the time of loan origination borrower working as xx since from xx months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The modification agreement was made on xx with Fixed Amortization. The new principal balance is xx Borrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xxx%. The first payment had begun from x/x/xxxx and ends with the maturity date of xx The lender agreed to defer the principal balance in the amount of $x,xxx.xx. The interest bearing amount is xx	Missing Dicsloures Missing or error on the Rate Lock Missing Required State Disclosures	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: DTI is xx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -760 (Days)   Variance %:    Comment: first payment date is xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: loan original term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: original stated rate is xx Tape Source: Initial Tape Type:	3: Curable	* DU/GUS/AUS has issues or conditions (Lvl 3) "Missing a required document to verify Final DTI. Missing mortgage statement for REO property located at xx
* Missing Required Disclosures (Lvl 3) "Missing proof for the mortgage tradeline with xx. Final loan application reflects, borrower has REO property located as xx, however, mortgage history was not reported on the credit report also the mortgage statement was missing."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in state of NY and required state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Co-Signer Notice Requirements
Commitment Disclosure
Lock-in Disclosure
																																																																																																								Expiration of Lock-in or Commitment Period"	* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92319870	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,077.17	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.990%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	0.400%	xx	01-xx-2017	Financial Hardship	As per updated title report dated xx the subject mortgage was originated on xx in favor of xx and it was recorded on xx with instr# xx
The chain of assignment has been completed. Currently, the mortgage is with the xx
There is a senior mortgage open against the subject property in the favor of xx in the amount of xx which was originated on xx and recorded on xx with instr# xx
No active judgments or liens have been found.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found in recent xx months.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, debtor had filed bankruptcy under chapter-xx with the xx on xx This case was discharged on xx	The loan modification agreement was made between borrower and xx (Servicer) on xx with the new modified unpaid principal balance xx From UPB, the principal balance was deferred in the amount of xx This deferred balance was eligible for forgiveness with x year annual review of payment history and forgiveness reduction calculation.The interest bearing amount was xx with step rate starting interest rate was x.x% and the modified P&I was $xxx.xx beginning on xx The step rate was in x steps ending at rate x.xxx% and P&I will be $xxx.xx applicable from xx to maturity date xx	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -1826 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 0.400%   Tape Value: 1.400%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 1.400%   Tape Value: 2.400%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Value: xx   Variance: -366 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 2.400%   Tape Value: 3.400%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx   Tape Value: xx   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 3.400%   Tape Value: 4.250%   Variance: -0.850%   Variance %: -0.85000%   Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 389 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator id moderate due to loan failed the TILA right of rescission test.Closed-end."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.Closed-end.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan fie."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan fie."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR  is missing from the  loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92392680	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$717.28	11/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.975%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	506	520	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/xx/2015	xx	Not Applicable	5.750%	xx	10/xx/2015	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is from xx.

There is water/sewer/utilities lien against the subject property in the favor of xx.
No prior year delinquent taxes have been found.

According to latest payment history as of x/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is currently in the collection and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%. The loan was modified. The borrower did not file bankruptcy. As per the comment dated x/xx/xxxx, the foreclosure was initiated in xx. However, the comment dated x/xx/xxxx the foreclosure was put on hold due to loss mitigation. As per the comment dated x/xx/xxxx, the borrower has impacted due to Covid-xx. The same comment states that the borrower has loss job due to Covid-xx. Currently the borrower is unemployed. The comment dated x/xx/xxxx, active the pandemic forbearance plan. The repayment plan was started from x/xx/xxxx in the amount of $x,xxx.xx. As per the comment dated x/xx/xxxx, the subject property is owner occupied. The comment dated x/xx/xxxx; the reason for default is unemployed. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:As per the comment dated x/xx/xxxx, the foreclosure was initiated in xx. However, the comment dated x/xx/xxxx the foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The loan was modified thrice since origination. The borrower has been making the payment as per the modification agreement which was made on xx. As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of x/xx/xxxx.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 300 Tape Value: 394 |-xx-xx-94 |-xx-| -23.85786% Comment: Amortized terms as 300 Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Borrower impacetd by covid yes   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was put on hold due to loss mitigation   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: 26 (Days)   Variance %:    Comment: Doc date of last modification is 9/xx/2015.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 394   Variance: -94   Variance %: -23.85786%   Comment: Original maturity term as 300   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Original standard LTV as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 222221100210000000000000   Variance:    Variance %:    Comment: Payment history string as 321232321123MM0100000001   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000012001122222   Variance:    Variance %:    Comment: Payment history string reversed as 100000010MM321123232123   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of refiancne per application is cash out other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 as cash out Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
FAIL
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009.

IN License Validation Test:"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test.

This loan failed the Indiana license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $186,195.01. The disclosed finance charge of $183,950.14 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test: FAIL The loan data is $183,950.14, the comparison data is $186,195.01 and the variance is -$2,244.87
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $186,195.01. The disclosed finance charge of $183,950.14 is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA Foreclosure Rescission Finance Charge Test: FAIL  The loan data is $183,950.14, the comparison data is  $186,195.01 and the variance is -$2,244.87

This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.781%. The disclosed APR of 11.430% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL The loan data is  11.430%, the comparison data is 11.781% and the variance is -0.351%"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92540033	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,595.21	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	360	xx	xx	Not Applicable	VA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2017	xx	Not Applicable	2.000%	xx	06/xx/2017	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the mortgage is with xx
No active liens and judgments against the borrower/property.
Combined annual tax for the year xxxx has been paid in the amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. The next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx.
Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $xx.xx. The current UPB is $x,xxx.xx.
Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. The next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the tape data is in the amount of $xx,xxx.xx.
The reason for default is unavailable.
No latest servicing comment or BPO report have been found to determine current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the modification agreement which was made on x/xx/xxxx with the new principal balance is $xx,xxx.xx. The borrower has promised to pay the P&I in the amount of $xx.xx with the interest rate of x.xx% beginning on x/x/xxxx till the maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal	Field: Current Foreclosure Doc Locator Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Foreclosure doc locator is not applicable. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections, < 60 Days   Variance:    Variance %:    Comment: Current legal status is performing.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI not required.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 655   Variance: -295   Variance %: -45.03816%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
xx
xxField: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: Payment history string is diffrent from the tape data.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 000000000000 Variance: Variance %: Comment: Payment history string reversed is diffrent from the tape data. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92540655	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,559.34	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2011	xx	xx	4.500%	xx	05/xx/2011	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx
The chain of assignment is no complete. The loan is currently assignee to xx
Active judgments and liens found pending are as follows:
There is senior mortgage against subject property which is in the amount of $xx,xxx.xx recorded on xx
There is active civil judgment lien against subject property which is in the amount of $x,xxx.xx recorded on xx
Annual county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior years.
Review of the latest xx months payment history shows that the loan is in collection. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:Review of the latest xx months payment history shows that the loan is in collection. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
Evidence has been found regarding the COVID-xx in the available servicing comments. As per comment dated x/xx/xxxx borrower is impacted by the COVID-xx. As per comment dated x/xx/xxxx COVID-xx FB plan follow up email has been sent. No further information has been found regarding the COVIDxx in the available servicing comments.
As per collection comments the subject property is occupied by the owner and is in axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on x/x/xxxx. The new modified interest rate is x.xxx% and P&I is $x,xxx.xx which will change periodically which was began on x/x/xxxx. The new modified principle balance is in the amount of $xxx,xxx.xx. Lender has agreed to defer amount of $x,xxx.xx. Therefore the interest bearing amount is $xxx,xxx.xx. The new maturity date is x/x/xxxx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Report	Field: Current Legal Status Loan Value: Performing Tape Value: Payment Plan |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $8349.29   Tape Value: $6292.79   Variance: $2056.50   Variance %: 32.68025%   Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 date of 3/xx/2005 reflects cash to in the amount of $4,526.72."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA APR Test are failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to following reason:
1. TILA Finance Charge Test shows loan data $93,910.43, Comparison Data $280,083.86 and Variance -$186,173.43.
The finance charge is $280,083.86. The disclosed finance charge of $93,910.43 is not considered accurate because it is understated by more than $100.

2. TILA Foreclosure Rescission Finance Charge Test shows loan data $93,910.43, Comparison Data $280,083.86 and Variance -$186,173.43.
The finance charge is $280,083.86. The disclosed finance charge of $93,910.43 is not considered accurate for purposes of rescission because it is understated by more than $35

3. TILA APR Test shows loan data 11.496%, Comparison Data 6.235% and Variance +5.261%.
The annual percentage rate (APR) is 6.235%. The disclosed APR of 11.496% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Occupancy concerns -  (Lvl 2)     "Occupancy not reasonable as borrower owns a home and still buying primary property."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92617244	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,501.47	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	44.246%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	xx	6.250%	xx	01-xx-2018	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently the assignment is with xx. The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property. The combined annual taxes for the year of xxxx have been paid in the amount of $xxx.xx. The school annual taxes for the year of xxxx-xxxx have been paid in the amount of $xxx.xx. The Village annual taxes for the year of xxxx have been paid in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx.	Collections Comments:The review of collection comment as of xx/xx/xxxx shows that the borrower is performing with the loan. As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xx,xxx.xx. The loan was modified on x/xx/xxxx. The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found. As per the collection comment dated x/xx/xxxx, states that the borrower have not been impacted by covid-xx pandemic. There are no comments found related to the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on x/x/xxxx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is xx The servicer has agreed to forgive xx The borrower has promised to pay the in the amount of xx with the interest rate of x.xxx % beginning on x/x/xxxx till maturity date of xx. As per the modification the deferred balance is in the amount of $xxx.xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: As per Note Loan is in FHA, the MI certificate is require. However, MI certificate is missing from the loan file. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note document the interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 004321432104443212121010   Tape Value: 010010065432213210002111   Variance:    Variance %:    Comment: The payment history string 001201001234444123000121.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 010121212344401234123400   Tape Value: 111200012212234560000010   Variance:    Variance %:    Comment: The payment history string reversed 121000321444432100102100.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -0.04691%   Comment: As per the modification the UPB is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: The stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "As per Note Loan is in FHA, the MI certificate is required. However, MI certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.    1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice  2. NY Interest Rate Disclosure  3. NY Hazard Insurance   Disclosure  4. Tax Escrow Account Designation  5. Mortgage Bankers and Exempt Organizations Preapplication  6. Part 80 Disclosure  7. Alternative Mortgage Transaction Disclosures  8. Co-Signer Notice Requirements  9. Default Warning Notice  10. Smoke Alarm Affidavit  11. New York Real Property Escrow Account Disclosure  12. Subprime Home Loan Counseling Disclosure  13. Subprime Home Loan Tax and Insurance Payment Disclosure  14. Subprime Home Loan Disclosure  15. Commitment Disclosure  16. Lock-in Disclosure  17. Expiration of Lock-in or Commitment Period""
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan files."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92690680	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,501.71	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	52.022%	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	3.625%	xx	01-xx-2017	Financial Hardship	Updated title report dated xx

Chain of assignment is complete.  The latest assignment is from xx

There is a junior mortgage against subject property in favor of xx

There is a Hospital, Medical or Attorney Lien against borrower in favor of xx

Annual combined taxes for the year xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.

Current ownership of the subject property is vesting in the name of xx
The payment history as of x/xx/xxxx reflects the loan is current and the next payment is due on x/xx/xxxx. The last funds were received on x/xx/xxxx in the amount of $xx,xxx.xx and were applied to the May xxxx - July xxxx payments which were full reinstatement and brought the loan current. The payment due date reflects x/xx/xxxx however the August xxxx payment is not showing applied on the payment history. The current P&I is in the amount of $xxx.xx, PITI is $x,xxx.xx, the rate is x.xxx% and the current UPB per the payment history reflects in the amount of $xxx,xxx.xx.	Collections Comments:The payment history as of x/xx/xxxx reflects the loan is current and the next payment is due on x/xx/xxxx. The last funds were received on x/xx/xxxx in the amount of $xx,xxx.xx and were applied to the May xxxx - July xxxx payments which were full reinstatement and brought the loan current. The payment due date reflects x/xx/xxxx however the August xxxx payment is not showing applied on the payment history. The servicing comments reflect the August xxxx payment was received on x/xx/xxxx in the amount of $x,xxx.xx and applied to the August payment. The current P&I is in the amount of $xxx.xx, PITI is $x,xxx.xx, the rate is x.xxx% and the current UPB per the payment history reflects in the amount of $xxx,xxx.xx.
The loan has been modified at least twice since origination; on xx with the latest dated xx with a new principal balance of xx to a fixed rate of xx with a monthly P&I payment in the amount of $xxx.xx beginning xx until the maturity date of xx
The RFD provided xx reflects Mortgagor Illness; the borrower was sick and had divorce problems.
Foreclosure proceedings began when the loan was referred to the attorney on xx  The Complaint was filed on xx with Foreclosure case# xx and the Foreclosure Sale date was scheduled to be held on xx  The Sale was postponed to xx due to COVID-xx.  As per comment dated xx the full reinstatement amount was received in the amount of xx and the attorney closed the foreclosure file on xx  Per the Updated Title Report provided dated xx a Release of the Lis Pendens was dated x/xx/xxxx and recorded on xx
There is no indication of any post origination Bankruptcy filings.
Subject property is owner occupied and the servicing comments do not reflect any property damages.

//Update-
As per comment dated xx the foreclosure sale scheduled for xx was postponed due to customer applying for the HAF Assistance Program.  The sale has been rescheduled to xx As per comment dated xx the fc canceled and loan is reinstated. No further details were provided.
Foreclosure Comments:Foreclosure proceedings began when the loan was referred to the attorney on xx  The Complaint was filed on x with Foreclosure case# xx and the Foreclosure Sale date was scheduled to be held on xx  The Sale was postponed to xx due to COVID-xx.  As per comment dated x/xx/xxxx, the full reinstatement amount was received in the amount of xx and the attorney closed the foreclosure file on xx  Per the Updated Title Report provided dated xx a Release of the Lis Pendens was dated xx and recorded on xx
Bankruptcy Comments:Not Applicable	The loan has been modified at least twice since origination; on xx with the latest dated xx with a new principal balance of xx to a fixed rate of x.xxx% with a monthly P&I payment in the amount of $xxx.xx beginning xx until the maturity date of xx	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Foreclosure Sale Date   Loan Value: Not Applicable   Tape Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Borrower received over $10k cash back at closing and paid off a few debts.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx  Tape Source: Initial   Tape Type:
																																																																																																				Field: S&C Filing Date Loan Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Settlement date is different from note date (Lvl 2) "The Note date reflects xx however the settlement date is xx as all closing docs were executed on xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92728967	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,937.96	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	Yes	704	Not Applicable	59.577%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the Pro-title report dated x/xx/xxxx, the subject mortgage was originated on xx with xx which was recorded on xx
The chain of assignment has not been completed. The loan was originated with xx. No further assignments have been found. However, it should be with xx.
No active judgments or liens have been found.
The annual county taxes of xxxx have been paid in the amount of xx
No prior year’s delinquent taxes have been found.

update:
According to the pro-title report dated x/xx/xxxx, the subject mortgage was originated on xx with xx which was recorded on xx  with a loan amount of xx
No active judgments or liens have been found.
The annual county taxes for xxxx have been paid in the amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.

Update: According to a review of the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The date of the last payment received is not available. The interest rate is x.xxx %, and P&I is $xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:As per the collection comments as of x/xx/xxxx, the loan is performing and borrower is current with the payments.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The current UPB reflected in the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The reason for default is unable to be determined.
At origination borrower is working at xx as xx from last xx months.No evidence found regarding the Covid activity.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: xx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: 0000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: 0000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Mid Rise Condo. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing the alert that the Borrower’s Income is incorrect and it was miscalculated at the origination of the loan. The borrower’s Income of $ 2,773 was included in the debt-xx-income (DTI) ratio calculation. The income was variable and declining; therefore, the income was axxged over the declination period. Recalculating the income resulted in a revised income of $2,127 and a DTI ratio of 58.50% which rendered the loan ineligible for delivery to Fannie Mae.
The borrowers income was recalculated by using a base salary for 75 hours bi-weekly; however, the borrowers paystubs confirm borrowers income was variable and had declined from the prior year. Fannie Mae acknowledges the LOE regarding the lower YTD earnings; however, the paystubs provided do not support the borrower is axxging a 40 hour work week."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrowers or memorialized comment by the Loan Officer."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE Risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 59.577% as the Borrower income was $3,113.00 and total expenses are in the amount of $1,854.63 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 49.40%. SOL expired. Downgraded to LVL 2."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 59.577% as the Borrower income was $3,113.00 and total expenses are in the amount of $1,854.63 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as 49.40%.
																																																																																																								SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92856033	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$664.00	12/xx/2023	xx	No	Dismissal	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	534	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	5/xx/2008 12:00:00 AM	xx	Not Applicable	5.000%	xx	01-xx-2008	Financial Hardship	As per updated title report dated xx/xx/xxxx the subject mortgage was originated on xx with the lender “xx”, for the amount of xx.
Chain of the assignment has not been completed. The last assignment is from “xx” to “xx” which was recorded on x/xx/xxxx. However, the assignment should be with “xx”.

There is an active junior mortgage dated xx with the lender “xx” in the amount of $x.xx which was recorded on xx.
No active judgments or liens have been found against the borrower
The annual utilities taxes for the year xxxx have been delinquent in the amount of $xxx.xx which was good through till xx/xx/xxxx.
According to the updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied to the due date x/xx/xxxx. The current unpaid principal balance is in the amount of $xx,xxx.xx till the due date xx/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	Collections Comments:The loan is in collection and the next due date for the payment is xx/xx/xxxx. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied to the due date x/xx/xxxx. The current unpaid principal balance is in the amount of $xx,xxx.xx till the due date xx/xx/xxxx. The current P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.
The comment dated x/xx/xxxx shows that the reason for default is disability of the borrower due to injury.
This loan modification agreement was made between the borrower and the lender x/xx/xxxx. As per modified term, the new principal balance is $xxxxx.xx and the borrower promised to pay P&I $xxx.xx with interest rate x.xxx%. The payment began from x/xx/xxxx and ended with a maturity of x/xx/xxxx.
xxxx at the time of origination is missing from the loan file hence unable to determine information about borrower’s employment
The Lis Pendens attached with updated title report dated xx states that the foreclosure was initiated in this loan in xx and the foreclosure complaint was filed with case# xx. Further document reflect that the lis pendens has been cancelled and judgment of foreclosure sale was vacated on xx. No further information is available.

According to the xx, the borrowers “xx” had filed bankruptcy under chapter- xx with the case#xx on xx. The POC was filed with claim#xx for the secured claim amount of $xx and for the arrearage amount of $xxxxx.xx. The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is $xx   and the value of the collateral is $xx. Hence, the unsecured portion is $x.xx. As per the confirmed plan dated xx the debtor has to pay $xxx.xx per month for xx months to the chapter xx trustee. The debtor was dismissed for other reason on xx and the case got terminated on xx.
No comment pertaining damage to the subject property has been observed.
No comments have been found stating that the borrower’s income has been affected by COVID-xx.

Foreclosure Comments:The Lis Pendens attached with updated title report dated xx states that the foreclosure was initiated in this loan in xx and the foreclosure complaint was filed with case# xx. Further document reflect that the lis pendens has been cancelled and judgment of foreclosure sale was vacated on xx. No further information is available.

Bankruptcy Comments:According to the xx, the borrowers “xx” had filed bankruptcy under chapter- xx with the case#xx on xx. The POC was filed with claim#xx for the secured claim amount of $xx and for the arrearage amount of $xxxxx.xx. The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $x.xx. As per the confirmed plan dated xx the debtor has to pay $xxx.xx per month for xx months to the chapter xx trustee. The debtor was dismissed for other reason on xx and the case got terminated on xx.	This loan modification agreement was made between the borrower and the lender x/xx/xxxx. As per modified term, the new principal balance is $xxxxx.xx and the borrower promised to pay P&I $xxx.xx with interest rate x.xxx%. The payment had begun from begun from xx and ended with a maturity of xx	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000003333333333333333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 333333333333333300000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 6422 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application missing from loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, xx® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92888917	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$621.94	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.460%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	7.216%	xx	01-xx-2019	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has not been completed. Currently, the mortgage assignment is with xx.
There is an active junior mortgage in the amount of xx.
There are three state tax liens against the borrower xx.
1st, 2nd installment County taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No prior delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is in collection.
 As per the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per comment dated x/xx/xxxx, the borrower has been impacted by COVID-xx and reason for default is unemployment. No further details have been found.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the debtor xx had filed bankruptcy under chapter xx with the case xx and plan was confirmed on xx. According to the schedule D of the voluntary petition, the value of the collateral is xx the amount of claim is xx. Hence, the unsecured portion is xx. POC was filed on xx by xx with the claim amount of xx and the arrearage is in the amount of $x,xxx.xx. The Trustees final report was entered on xx shows that debtor had paid the principle amount xx and arrearage is in amount of $xxx.xx towards creditor. The chapter xx was converted into chapter x on xx. Case was discharged on xx and got terminated on xx.	This modification agreement was made between Lender xx. The borrower promises to pay the new UPB in the amount of xx with the annual interest rate of x.xxx% and the modified P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx. The lender has agreed to forgive xx of the unpaid principal balance.	Credit Application Credit Report Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 476 |-xx-xx-116 |-xx-| -24.36974% Comment: As per note the loan amortized months are 360 terms. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower xx had filed bankruptcy under chapter 13 with the case xx and plan was confirmed on xx. The POC was filed on xx with the claim amount of xx and the arrearage is in the amount of $7,405.40.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 8/xx/2008   Tape Value: 11/xx/2019   Variance: -4099 (Days)   Variance %:    Comment: As per note the first payment date is 8/xx/2008.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The property is not reo.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 476   Variance: -116   Variance %: -24.36974%   Comment: As per note the original maturity terms are 360 months.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 9CCCC122345CCC1223345645   Variance:    Variance %:    Comment: The payment history string is 444444440044444420004444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 546543322CCCC543221CCCC9 Variance: Variance %: Comment: The payment history reversed string is 444400024444440044444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file , However the values are taken as note date and loan amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
The loan data is 12.460% and comparison data is 10.250%; hence, the variance is +2.210%."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92927081	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,506.22	12/xx/2023	Unavailable	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	562	583	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12-xx-2010	xx	Not Applicable	5.000%	xx	6/xx/2010 12:00:00 AM	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently the assignment is with xx.
There are two state tax liens against the borrower xx.
There are two IRS liens against the borrower xx.
The county first and second installment taxes for the year of xxxx have been paid in the total amount of $x,xxx.xx.
No delinquent taxes have been found for the prior year.
As per the review of the payment history as of x/xx/xxxx, however as the tape data as of date is x/xx/xxxx. The borrower has been delinquent for x months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.	Collections Comments:The review of the collection comment as of x/xx/xxxx shows that the loan is in collection. The borrower has been delinquent for x months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.
As per the collection comment dated x/xx/xxxx, the reason for default is Excessive obligation.
No evidence has been found regarding the foreclosure.
No Evidence of bankruptcy has been found.
This modification agreement was made on xx. As per the collection comment dated x/xx/xxxx, the subject property is owner occupied. No damage and repairs have been found latest servicing comments.

Update:
According to the collection comments, the loan is currently in bankruptcy. The tape shows the current balance is $xxx,xxx.x, and the next due date is xx/xx/xxxx.
The FC action was initiated in xxxx. The FC sale was scheduled for x/xx/xxxx. The BK was later placed on hold due to the bankruptcy filed by borrower on x/xx/xxxx. Further details not provided.
No evidence of damage or repair has been found.
As per collection comments as of xx/xx/xxxx, the borrower applied for bankruptcy under xx. As per comment dated xx/xx/xxxx, the arrears were paid in full and the borrower pays contractual mortgage payments. The post-petition payment due date is xx.
Foreclosure Comments:Update:
According to the collection comments as of xx/xx/xxxx, the FC action was initiated in xx. The FC sale was scheduled for xx The BK was later placed on hold due to the bankruptcy filed by borrower on xx. Further details not provided.
Bankruptcy Comments:Update:
As per collection comments as of xx/xx/xxxx, the borrower applied for bankruptcy xx. As per comment dated xx/xx/xxxx, the arrears were paid in full and the borrower pays contractual mortgage payments. The post-petition payment due date is xx.	This modification agreement was made between xx. As per the modified term the new principal balance is $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx and an interest rate of x.xxx % beginning from x/xx/xxxx with a maturity date of xx.	Affiliated Business Disclosure ARM Rider Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Prepayment Penalty Rider	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 562 |-xx-xx-202 |-xx-| -35.94306% Comment: As per the Note the Amrtization term months are 360. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   xx    Comment: As per the modification the last modification date is 5/xx/2010.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 562   Variance: -202   Variance %: -35.94306%   Comment: As per the Note the original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Lxx   Comment: The original LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000044444444   Tape Value: 321101210054332121012111   Variance:    Variance %:    Comment: The payment history string 3210212230134444MMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444440000000000000000   Tape Value: 111210121333450012111123   Variance:    Variance %:    Comment: The payment history string reversed MMMMMMMM4444310322120123.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: The final loan application is missing in the loan file.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Missing Appraisal (Lvl 2)     ""Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner NoticTAPE
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM Rider is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment penalty rider is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per the ROR transaction date is 7/xx/2003 which is not consisted with HUD-1 and note."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the Final HUD-1 settlement date is 7/xx/2003 which is after the note date 6/xx/2003."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92974963	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$183.62	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.831%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	532	Not Applicable	32.961%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	3.375%	xx	01-xx-2017	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The latest assignment is from xx which was recorded on xx.
There is an active senior mortgage prior to the subject Mortgage originated on xx, In the favor of xx which was recorded on xx for the amount of xx.
There is an active judgment against the borrower xx in the favor of xx in the amount of xx which was recorded on xx.
Annual combined taxes for the year of xxxx have been paid on xx/xx/xxxx and the annual combined taxes for the year xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
No prior years delinquent taxes have been found.
As per the review of payment history as of x/xx/xxxx, the borrower is delinquent for x months and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx. The current P&I is in the amount of $xxx.xx and the current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:According to the xx, the borrower xx had filed for bankruptcy under chapter xx with the case # is xx on xx. The POC was filed on xx. The POC amount of claim is xx and the POC arrearage is xx. The schedule D of Voluntary Petition does not contain any unsecured portion. There is no comment indicating a cram-down. As per chapter xx plan dated xx the debtor shall pay to the trustee xx per bi-weekly for xxmonths. The MFR was a field on xx and it was denied on xx. The bankruptcy plan was confirmed on xx. The last filing date of bankruptcy was xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments: According to the xx, the borrower xx had filed for bankruptcy under chapter xx with the case # is xx on xx. The POC was filed on xx. The POC amount of claim is xx and POC arrearage is xx. The schedule D of Voluntary Petition does not contain any unsecured portion. There is no comment indicating a cram-down. As per chapter xx plan dated xx the debtor shall pay to the trustee xx per bi-weekly for xx months. The bankruptcy plan was confirmed on xx.	The loan was modified on xx/x/xxxx between the borrower xx and the Lender is xx The new modified principal balance as per modification is in the amount of $xx,xxx.xx with an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/x/xxxx, The maturity date as per modification is xx/x/xxxx. The deferred balance is $x.xx; the interest bearing principal balance is $xx,xxx.xx.	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 239 |-xx-| 1 |-xx-| 0.41841% Comment: The amortization term months is 240. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: There is no ballon in note.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 10/xx/2017   Tape Value: 11/xx/2017   Variance: -31 (Days)   Variance %:    Comment: Document date of last modification is 10/xx/2017.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 239   Variance: 1   Variance %: 0.41841%   Comment: Loan original maturity term months is 240.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Payment History String   Loan Value: 000000000000000000122111   Tape Value: 657654343432322254443343   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 444321044444344444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111221000000000000000000   Tape Value: 343344452323234343476756   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is 4444444444444434444012444.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx.	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: FAIL Loan Data 36Months Comparison Data 0Months Variance 36Months."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: FAIL Loan Data 36 Months Comparison Data 0 Months Variance 36 Months."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in AL State.The Choice of Insurer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93014191	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,958.24	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,147.41	xx	5.875%	360	360	xx	xx	xx	Conventional	ARM	60	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	743	Not Applicable	33.030%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2009	xx	xx	3.000%	xx	01-xx-2009	Financial Hardship	The review of the updated title report dated x/xx/xxxx, shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The latest assignment is withxx.
There is a senior mortgage in the favor of xx the amount of xxwhich was recorded on xx.There is a senior mortgage in the favor of xx in the amount of xx which was recorded on xx.
There is a credit card judgment in the favor of xx in the amount of xx which was recorded on xx.
There is a state tax lien in the favor of xx in the amount of xx which was recorded on xx.
There is a state tax lien in the favor of xx in the amount of xx which was recorded on xx.
There is a IRS lien in the favor of xx which was recoded on xx. However, the amount is unavailable.
There is a state tax lien in the favor of xx which was recorded on xx. However, the amount is unavailable.
There is a civil judgment in the favor of numerous which was recorded on xx. However, the amount is unavailable.
1st installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
2nd installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.
The loan modification agreement was made between (borrower) xx and (Lender) xx, on xx/xx/xxxx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx/x/xxxx.
The borrower promises to pay the new UPB in the amount of $xxx,xxx.xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xxx.xx beginning from xx/x/xxxx. The maturity is x/x/xxxx. The interest bearing amount is $xx,xxx.xx and deferred balance in the amount of $xxx,xxx.xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization term months 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $374578.96   Tape Value: $372754.67   Variance: $1824.29   Variance %: 0.48940%   Comment: $374,578.96.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period yes.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan origination maturity term months 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000001000000000000000000   Variance:    Variance %:    Comment: PH string reversed 000000000000000000MMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000100000   Variance:    Variance %:    Comment: PH string reversed MMMMMM000000000000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 33.030% Tape Value: 2500.000% Variance: -2466.970% Variance %: -2466.97000% Comment: DTI per 1003 33.030% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer RecommendationDisclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1 settlement date is xx which is not aligned with note date xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93052735	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,785.26	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	36.303%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2016	xx	xx	2.000%	xx	12/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment has not been completed. The last assignment is with xx
No active liens and judgments have been found.
1st installment county jurisdiction tax of xxxx has been due in the amount of $x,xxx.xx on xx/xx/xxxx.
First and second installment taxes have been paid x/xx/xxxx and x/xx/xxxx each in the amount of $x,xxx.xx.
First installment taxes are due on x/xx/xxxx in the amount of $x,xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the loan is in the collection. According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the borrower's income was impacted due to the COVID-xx. The forbearance plan has been approved and that began on xx/xx/xxxx. The collection comment does not reflect any information regarding the employment details.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and the current condition of the subject property has been found in the latest x months of servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx The new UPB is $xxx,xxx.xx, with the interest bearing amount of $xxx,xxx.xx and deferred amount of $xx,xxx.xx. The borrower has promised to pay the monthly P&I of $xxx.xx with the annual interest rate of x.xxx% that began from xx/xx/xxxx till the maturity date of xx. The loan has been modified twice.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 647 |-xx-xx-287 |-xx-| -44.35857% Comment: Amortization term months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xxTape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $61200.00   Tape Value: $62498.73   Variance: $-1298.73   Variance %: -2.07801%   Comment: Deferred principal per mod document is $61,200.00.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure activity has been found.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 5/xx/2020   Variance: 1326 (Days)   Variance %:    Comment: Last payment received date is 6/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: As per the note, the loan maturity term months is 348.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000000000000000000001   Tape Value: 333213211111000000000000   Variance:    Variance %:    Comment: Payment history string reversed is 44441234MMMMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 100000000000000000000010 Tape Value: 000000000000111112332333 Variance: Variance %: Comment: Payment history string reversed is MMMMMMMMMMMMMMMMM32144444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93177160	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$732.92	$4,566.27	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.650%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	29.272%	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/xx/2009	xx	Not Applicable	4.550%	xx	07/xx/2009	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx and xx which was recorded on xx/xx/xxxx. The chain of assignment is complete as the assignment of mortgage is currently with the “xx., as Trustee for xx”.
No active lien and judgment has been found on the updated title report.
1st installment of County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
2nd installment of County tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
Annual Utilities charges for the year of xxxx is delinquent which was due on x/xx/xxxx in the amount of $xxx.xx and it is good through on x/xx/xxxx.

Update-
As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of $xxx,xxx.xx in favor of xx.
No active liens and judgments have been found against the borrower and the property.
The first installment of county taxes for xxxx-xxxx has been paid in the total amount of $x,xxx.xx.

The second installment of county taxes for xxxx-xxxx has been paid in the total amount of $x,xxx.xx.

No prior year delinquent taxes have been found.
The utility charges for xxxx are delinquent in the amount of $xxx.xx and the good through date is xx/xx/xxxx.
Review of the latest xx months payment history shows that the borrower is delinquent for xx months. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of xx/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.

Update:
The latest payment history is missing from the loan file. According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower is delinquent for xx months. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of xx/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
Loan Modification agreement was made between borrower and lender on x/xx/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on x/xx/xxxx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is x/xx/xxxx.
The foreclosure was referred on xx/xx/xxxx. The complaint was filed on x/xx/xxxx. However, foreclosure was placed on hold due to bankruptcy filing by the borrower on xx/xx/xxxx. Currently borrower is still in active bankruptcy. No further evidences have been found.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:The foreclosure was referred on xx/xx/xxxx. The complaint was filed on x/xx/xxxx. However, foreclosure was placed on hold due to bankruptcy filing by the borrower on xx/xx/xxxx. Currently borrower is still in active bankruptcy. No further evidences have been found.
Bankruptcy Comments:According to PACER Report, xxfiled on x/xx/xxxx with the secured claim in the amount of xx and arrearage in the amount of xx and it was confirmed on x/xx/xxxx. According to the confirmed plan, debtor would make monthly payment of $xxx.xx to the trustee for the xx months to cure creditor's claim arrearage of $xx,xxx.xx. Motion to modify plan was filed on xx/xx/xxxx and order was granted on this motion on xx/xx/xxxx. Trustee's motion to dismiss case was filed on xx/xx/xxxx. No further evidences have been found.	Loan Modification agreement was made between borrower and lender on x/x/xxxx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on x/x/xxxx. The new modified principle balance is in the amount of $xxx,xxx.xx and the interest bearing amount is $xxx,xxx.xx. The new maturity date is x/x/xxxx.	Affiliated Business Disclosure
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 486 |-xx-xx-126 |-xx-| -25.92592% Comment: 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: 12/xx/2018   Tape Value: 5/xx/2020   Variance: -519 (Days)   Variance %:    Comment: 12/xx/2018.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Full Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 501   Variance: -141   Variance %: -28.14371%   Comment: 360.   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 011100000044444444444444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444440000001110   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 29.272%   Tape Value: 2927.200%   Variance: -2897.928%   Variance %: -2897.92800%   Comment: 29.272%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Lower rate or term.   Tape Source: Initial   Tape Type:
xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Fee Itemization and Estimated HUD-1 are missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment Rider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93184025	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,089.34	12/xx/2023	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2015	xx	Not Applicable	6.000%	xx	06/xx/2015	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment is incomplete. There is a break in mortgage assignment from xx
There is a junior mortgage open against the property in the favor of The xx
No active judgments or liens have been found.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:Loan is in bankruptcy.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. The loan is in delinquency for xx months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.
According to the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the xx and an arrearage in the amount of $xx,xxx.xx. Amended plan was filed on xx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx,xxx.xx and regular payment will be paid in the amount of $$xxx.xx.. This plan was confirmed on xx/xx/xxxx. Last filing was on x/xx/xxxx.
No foreclosure proceedings have been found in the recent xx months. Previously, the foreclosure was started in xxxx by referring to attorney xx. Foreclosure was put on hold due to borrower had filed bankruptcy on xx
According to collection comment, no damages or repairs have been found.
The loan modification agreement was made between borrower and servicer on x/x/xxxx with the new modified unpaid principal balance is $xx,xxx.xx. The interest bearing amount was $xx,xxx.xx with interest rate x.xx% and the modified P&I was $xxx.xx. The first modified payment due date was x/x/xxxx and the maturity date will be x/x/xxxx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 044444444444444321032100   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001230123444444444444440   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $13125.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "***Duplicate***
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 6.085%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 6.085%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93217741	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$883.72	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.162%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	4.755%	xx	01-xx-2020	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx with Instr | Book/Page# xx
No assignment found, however, the subject mortgage is with the original lender xx However, it should be with “xx”.
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
The county annual taxes for the year of xxxx have been paid in the amount $xxx.xx.

No prior year’s delinquent taxes have been found.
As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of collection comments, the borrower is performing with the loan. As per the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.
The modification agreement was made on xx
The latest collection comment does not reflect the reason for default.
The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx between the xx with the lender xx”. As per the modified terms, the new principal balance is $xxx,xxx.xx. The servicer agreed to forgive $xx,xxx.xx. The interest rate x.xxx % which steps up in x steps ending at x.xxx %. The borrower promise to pay the monthly P&I of $x,xxx.xx to xth step $x,xxx.xx beginning from xx till the maturity date xx	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note document the interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000009999998765454324   Variance:    Variance %:    Comment: The payment history string 00000000011444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 423454567999999900000000   Variance:    Variance %:    Comment: The payment history string reversed 4444444444441100000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Stated maturity date is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan files."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93222939	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,983.74	12/xx/2023	Not Applicable	No	Missing Assignments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	543	569	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2009 12:00:00 AM	xx	Not Applicable	7.750%	xx	2/xx/2009 12:00:00 AM	Extend Term	The review of the pro-title dated xx
The chain of the assignment has been completed. The latest assignment is xx
There is a junior mortgage against the subject property in the favor of Gxx
There are three IRS liens open against the borrower xx
There are two state tax liens against the borrower, xx
There is an active judgment against the borrower, xx
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB reflected in the latest payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the borrower is current with the loan and the next due for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB is in the amount of $xxx,xxx.xx.
No comments stating that the borrower's income has been impacted by COVID-xx; however, the comment dated x/xx/xxxx states that the reason for default is a curtailment of income.
No modification, forbearance details are available in recent collections comments.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated in this loan in xxxx and the re-projected date for sale scheduled on xx The motion to dismiss foreclosure has been filed on xx and the motion has been granted on xx The foreclosure was resumed again in xxxx and the case was referred to an attorney on xx The foreclosure was placed on hold for missing assignment from xx and the hold has been ended on xx The Notice of Default was filed on xx The FC file has been closed on x/xx/xxxx as the loan becomes current. No further information is available

Bankruptcy Comments:Not Applicable	As per the modification extension agreement dated xx made between the borrower xx. The borrower promises to make a monthly payment of $x,xxx.xx with the same interest rate of x.xxx%, beginning from xx The maturity date is not given in the modification agreement; however, as per the tape data the maturity date is xx The new principal balance stated in the Modification is in the amount of xx The loan has been modified once since origination.	Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 270 |-xx-xx-30 |-xx-| -11.11111% Comment: As per the note, the loan maturity term months is 240. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No comments stating that the borrower's income has been impacted by COVID-19; however, the comment dated 6/xx/2020 states that the reason for default is a curtailment of income.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was dismissed.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: The purpose of transactin per hud-1 is cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93420449	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,119.76	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/xx/2014	xx	Not Applicable	6.250%	xx	06/xx/2014	Financial Hardship	Review of updated title report dated x/xx/xxxx shows the subject mortgage was originated on xx
The chain of assignment has not been completed; currently the assignment is with xx
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
The combined annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior year.
As per the review of the payment history as of x/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.	Collections Comments:The collection comment as of x/xx/xxxx shows that the loan is in an active Bankruptcy. The borrower has been delinquent for x months and the next payment is due for x/xx/xxxx.The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. As per the payment history the current UPB is $xxx,xxx.xx.
This Step modification agreement was signed between the borrower Harold Powers and Sandra F. Powers with the lender LPP Mortgage Ltd on x/xx/xxxx.
No foreclosure activity has been found.
As per PACER, borrower xx The POC was filed by xx and the arrearage amount of $xx,xxx.xx. The schedule D of Voluntary Petition does not show any unsecured amount. The last date of filing is on xx. Currently the loan is an active bankruptcy.
No comments regarding the reason for default.
The servicing comment does not reflect the subject property type and the current property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, borrower xx. The order of chapter xx plan was filed on x/xx/xxxx, the debtor shall pay to the trustee $ x,xxx.xx for arrearage amount $xx,xxx.xx. The POC was filed by xx and the arrearage amount of $xx,xxx.xx. The schedule D of Voluntary Petition does not show any unsecured amount. The last date of filing is on x/xx/xxxx. Currently the loan is an active bankruptcy.	This Step modification agreement was signed between the borrower xx and xx with the lender xx on x/x/xxxx. The unpaid principal balance is $xxx,xxx.xx. The interest rate x.xxx % which steps up in x steps ending at x.xxx %. The borrower promise to pay the monthly P&I of $xxx.xx to xnd step $x,xxx.xx beginning from x/x/xxxx till the maturity date x/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Bankruptcy Arrearage Amount Loan Value: $11552.66 Tape Value: $5951.50 |-xx-| $5601.16 |-xx-| 94.11341% Comment: Current arrearage is $11,552.66. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 265   Variance: 95   Variance %: 35.84905%   Comment: Maturity term month is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 6/xx/2014   Tape Value: 5/xx/2014   Variance: 31 (Days)   Variance %:    Comment: MOD step 1 date is 06/xx/2014.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 6/xx/2017   Tape Value: 5/xx/2017   Variance: 31 (Days)   Variance %:    Comment: MOD step 2 date is 06/xx/2017.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 7/xx/2036   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000010000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string is 321044444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000010000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444444444440123.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Prepayment penalty is yes.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $122750.98 Tape Value: $123053.23 Variance: $-302.25 Variance %: -0.24562% Comment: UPB as per payment history is $122,750.98. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93432291	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,888.32	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	8/xx/2013 12:00:00 AM	xx	Not Applicable	2.000%	xx	07-xx-2013	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx under instrument# xx with “xx” borrower and lender xx” for the amount of xx

The chain of assignment has been completed. Currently, the assignee is “xx.

No active judgments/liens have been found against the borrower/subject owner.

No, any prior year delinquent taxes have been found.
The county taxes for xx are paid off in the amount of xx

As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
Collections Comments:Comments:
Servicing Comments.xlsx

As per review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
No evidences have been found regarding bankruptcy case and foreclosure process.
The comment dated xx shows that reason for default is borrower injured at work place.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

The latest inspection report dated xx (xx) shows that subject property is occupied by owner and no visible damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with the step amortization with the new principal balance of xx and interest bearing principal amount is in the amount of xx The borrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xx% beginning from xx and the new maturity date is xx	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 365/365 |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000001000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000100000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 122 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report dated xx appraised value of property is xx which is less than original loan amount of xx Therefore CLTV is exceeds to xx
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State and required disclosures are missing from the loan file.

1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed HUD (Lvl 2)     "Final HUD-1 is not signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93513835	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,162.71	12/xx/2023	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	480	480	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2019 12:00:00 AM	xx	xx	2.500%	xx	2/xx/2019 12:00:00 AM	Financial Hardship	The review of the updated title report dated x/xx/xxxx, shows that the subject mortgage was originated on xx. The chain of the assignment has been completed. The latest assignment is with xx. There is a real estate tax lien in the favor of xx. The taxes have been redeemed and no release has been found. There is a cred it card judgment in the favor of xx. There is a cred it card judgment in the favor of xx. There is a cred it card judgment in the favor of xx. There is a cred it card judgment in the favor of xx. 1st installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx. 2nd installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx. 1st installment of school jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. 2nd installment of school jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx. The annual installment of combined jurisdiction tax of xxxx has been paid (unreleased real estate liens) in the amount of $xx,xxx.xx on xx/xx/xxxx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in collection and the borrower is current with the loan and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx. As per the comment dated x/xx/xxxx, the reason for default is curtailment of income. The step modification agreement was signed between the borrower xx. The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. As per the comment dated x/xx/xxxx, the borrower has been impacted by pandemic.

//Update-
As per comment dated x/xx/xxxx, the FC canceled. No further details were provided.
Foreclosure Comments:The foreclosure was initiated and the complaint was filed on xx. No further details have been found.

Bankruptcy Comments:According to the xx the borrower xx. The plan was confirmed on xx. POC was filed on xx/xx/xxxx with the secured claim amount of xx. As per the confirmed chapter xx plan, the debtor shall pay to the trustee the sum of $xxxx.xx per month for the xx months. The plan was dismissed on xx.	This Step modification agreement was signed between the borrower xx. The Unpaid Principal Balance is $xxx,xxx.xx with interest rate x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from x/xx/xxxx. The maturity is x/xx/xxxx. The interest bearing amount is $xxx,xxx.xx and deferred balance other than principal is in the amount of $xxx,xxx.xx. There is no provision for the balloon payment.	Credit Application Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 612 |-xx-xx-132 |-xx-| -21.56862% Comment: Amortization term months 480 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy available in laon file.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $194127.57   Tape Value: $198716.91   Variance: $-4589.34   Variance %: -2.30948%   Comment: Deferred Principal balance is 194,127.57.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 480   Tape Value: 612   Variance: -132   Variance %: -21.56862%   Comment: Loan Original Maturity term months is 480.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2019   Tape Value: 1/xx/2024   Variance: -1795 (Days)   Variance %:    Comment: Mod Step 1 Date is 2/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.500%   Tape Value: 3.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 1 Rate is 2.500%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2025   Variance: -335 (Days)   Variance %:    Comment: Mod Step 2 date is 2/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.500%   Tape Value: 4.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod Step 2 Rate is 3.500%   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 2/xx/2025   Tape Value: 1/xx/2026   Variance: -334 (Days)   Variance %:    Comment: Mod Step 3 Date is 2/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.500%   Tape Value: 4.630%   Variance: -0.130%   Variance %: -0.13000%   Comment: Mod Step 3 rate is 4.500%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000043222   Tape Value: 000001110000000000999999   Variance:    Variance %:    Comment: Payment History String 0210112442101MMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222340000000000000000000   Tape Value: 999999000000000011100000   Variance:    Variance %:    Comment: Payment History string reversed is mmmmmmmmmmm1021442110120   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 3700.000%   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application /1003 is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York. The following disclosures are missing from the loan file. 1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice 2. NY Interest Rate Disclosure 3. NY Hazard Insurance  Disclosure 4. Tax Escrow Account Designation 5. Mortgage Bankers and Exempt Organizations Preapplication 6. Co-Signer Notice Requirements 7. Default Warning Notice 8. Commitment Disclosure 9. Lock-in Disclosure 10. Expiration of Lock-in or Commitment Period"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower; however, date is printed on ROR."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93539513	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,504.68	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	803	804	45.516%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx in the amount of xx in favor of xx which was recorded on xx under instru# xx. No chain of assignment has been found as the mortgage is currently with the current assignee xx (lender). No active judgments or lien have been found against the borrower or subject property The annual county taxes of xxxx have been paid in the amount of xx No prior year delinquent taxes have been found.

Update:
As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of xx which was recorded on xx
No active liens and judgments have been found against the borrower and the property.
1st, and 2nd county taxes for xxxx have been paid in the total amount of xx
No prior year delinquent taxes have been found.
As of x/xx/xxxx the required latest xx months payment history is missing from x/xx/xxxx to x/xx/xxxx. However, as per available tape data as of x/xx/xxxx the loan is in delinquency for x months and next due date is x/xx/xxxx. No more details have been provided.
Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. The last payment date is not available. The current interest rate of x.xxx% and  P&I is $x,xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.
Collections Comments:As of x/xx/xxxx the required latest xx months payment history and comment history is missing from x/xx/xxxx to x/xx/xxxx. However, as per available tape data of pay history as of x/xx/xxxx the loan is in delinquency for x months and next due date is x/xx/xxxx. As per seller's tape data borrower had a curtailment of income and applied for a modification and trial payment was offered with monthly payment of $xxxx.xx (PITI). No further details have been found. As per PACER report debtor has not filed bankruptcy since from loan origination. Borrower is xx.

Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. The last payment date is not available. The current interest rate of x.xxx% and  P&I is $x,xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as Initial CD is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Borrower had curtailment of income and applied for a modification- trial payments in place modification in 30 days. Trial payments are in the amount of $2225.17. As per tape data of Payment history as of 08/xx/2020, the borrower is delinquent for 7 months and the next due date is 01/xx/2020. However, no further information has been found regarding modification or trial payments as Collection comments are missing from the loan file."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in CA State and required State disclosures are missing from the loan file. Impound Account Disclosure Cosigner Notice Insurer RecommendationDisclosure Anti-Tying Disclosure Privacy Notice Application for Credit-Married Persons Fair Debt Collection Notice"
																																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Hazard Document is missing from the loan file for the below REO properties:- "xxe" Lease Agreement is missing from the loan file for the below REO properties:- xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.956%, the total calculated income is $9479.90 and total expenses are in the amount of $4167.02. The loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible with DTI 43.97%.”"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93569590	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$4,284.56	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.400%	480	480	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	Alternative	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
According to the Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx
There is one Municipal lien against the subject property in the favor of xx
There is an active mortgage prior to the subject Mortgage, in the xx
There are three junior Mortgages against the subject property.
The first in the favor of xx
The second in the favor of xx. in the amount of $xx,xxx.xx which was recorded on xx.
The third in the favor of xx.xx which was recorded on xx/xx/xxxx.
There is one junior judgment against the borrower xx
Annual combined taxes of the year xxxx/xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xxwhich was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.

Collections Comments: The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xxwhich was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx. The reason for default is unable to determine. The debtor xx The debtor was discharged on xx/xx/xxxx and the case got terminated on x/xx/xxxx. Documents are unable to open from PACER. The post-closing details regarding the foreclosure have not been found. The occupancy of the subject property is unable to determine. The comments do not provide any information regarding the damages and repairs to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx. The debtor was discharged on xx/xx/xxxx and the case got terminated on xx. Documents are unable to open from PACER.	This is Adjustable rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. The P&I as per payment history is the $xxxx.xx and rate of interest is x.xxx%, however, there is a change in P&I and rate of interest with respect to Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. The tape is also providing the information regarding the latest modification which was made on xx

Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Unavailable Tape Value: COSI |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The BK has been filed.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx:    Variance %:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Mod missing.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000001000000000000000000   Variance:    Variance %:    Comment: payment history string is 00000000000000mmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000100000   Variance:    Variance %:    Comment: payment history reversd string is mmmmm00000000000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 5749.000%   Variance:    Variance %:    Comment: Application is missing.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: 24   Tape Value: 12   Variance: 12   Variance %: 100.00000%   Comment: Prepayment penalty terms are 24.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Application is missing.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx  Variance:    Variance %:    Comment: Mod missing.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Subject property type is Manufactured Home. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file. However, as per Application located at (209705) the subject property is Investment."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "The home has been affixed to permanent foundation.
As per Appraisal report located at (209705 pg#33) the subject property is Manufactured Home. The Application to Exempt a Mobile Home from Registration and titling attached with the Updated title report Pg#55, reflects the VIN# xx. The Mortgage does not list the VIN# in its description.  Alta 7 endorsement for Manufactured home was not found in the final title policy."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93596043	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$248.49	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.850%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.085%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	8.000%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx.
The chain of assignment has not been completed. The assignment is with “xx. Currently, the assignment is missing to “xx”.
No active judgments/liens have been found against the borrower/subject property.
Annual combined taxes for the year xxxx have been paid in the total amount of $xxx.xx.
No delinquent taxes have been found for the prior years.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
No active judgments/liens have been found.
No delinquent taxes have been found.	According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and the P&I is $x,xxx.xx.

Update:
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x%. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and the P&I is $x,xxx.xx. The loan was modified four times since the origination.
The borrower, "xx" had filed the bankruptcy under chapter xx with the case#xx. The plan was confirmed on xx. According to chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxx.xx for xx months. The debtor proposed to pay the secured debt outside of said plan. Motion for relief from stay was filed on xx. The trustee's final report dated xx does not reflect any payoff towards arrearage and secured claim amount. The case was discharged on xx.
According to comment dated xx/xx/xxxx, the subject property had damaged and the contractor estimate amount to be paid was in the amount of xx. The comment dated xx/xx/xxxx states that the claim draw has been denied. According to comment dated xx/xx/xxxx, the check in the amount of xx has been disbursed.
According to comment dated xx/xx/xxxx, the borrower has completed the trial plan payment and has been approved for loan modification.
The loan was modified on x/xx/xxxx between the borrower “xx”. The borrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from x/xx/xxxx, till the maturity date of xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.
According to comment dated xx/xx/xxxx, the borrower has been unemployed due to COVID-xx. The borrower was looking for possible deferment. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter xx with the case#xx. The plan was confirmed on xx.
According to voluntary petition schedule D, the value of the collateral is xx.
POC has been filed the creditor, "xx" for the secured claim amount of xx.
According to chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxx.xx for xx months. The debtor proposed to pay the secured debt outside of said plan. Motion for relief from stay was filed on xx.
The trustee's final report dated xx does not reflect any payoff towards arrearage and secured claim amount.
The case was discharged on xx.	The loan modification agreement was made on x/x/xxxx between the borrower “xx”. The borrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from x/x/xxxx, till the maturity date of xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Current Legal Status Loan Value: Performing Tape Value: Collections, < 60 Days |-xx-| |-xx-| Comment: Current legal status is performing. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 230   Variance: 130   Variance %: 56.52173%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 4/xx/2016   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 5.600%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 4/xx/2019   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 9.850%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: 8/xx/2019   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 8.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 11/xx/2038   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000044322211111444   Tape Value: 99999999999993C9CCCCCC33   Variance:    Variance %:    Comment: Payment history string is 1MMMMMMMMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444111112223440000000000   Tape Value: 33CCCCCC9939999999999999   Variance:    Variance %:    Comment: Payment history string is 1MMMMMMMMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Prepayment rider available.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx as per pay history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.624%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file; we considered the values as 0."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located inxx1state. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93623771	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,801.46	11/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	627	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2018 12:00:00 AM	xx	Not Applicable	5.000%	xx	01-xx-2019	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the mortgage is with xx. There is a break in assignment from xx.
There is a state tax lien in the favor of xxin the amount of $x,xxx.xx which was recorded on xx.
The fourth installment combined taxes of xxxx are due in the amount of $xxxx.xx.
The first, second and third installment combined taxes of xxxx have been paid in the total amount of $xxxx.xx.
No delinquent taxes have been found for prior years.

Update:
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is state tax lien active against the borrower in favor of xx in the amount of $x,xxx.xx which was recorded onxx.
1st and 2nd half town taxes for xxxx are due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

The review of payment history shows that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.

Update:
As per the review of tape data payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The details of the last payment received are not available. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.

Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is x/xx/xxxx. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB reflected is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx. The foreclosure was initiated and according to the comment dated x/xx/xxxx, the file was referred to an attorney on x/xx/xxxx. As per the comment dated x/xx/xxxx, the foreclosure was placed on hold due to reinstatement quote provided for the good through date of x/xx/xxxx. The comment dated xx/xx/xxxx shows that the reason for default was excessive obligation. The loan modification agreement was made between the borrower xx. The loan has been modified thrice since origination. No damage and repairs have been found. No information pertaining to bankruptcy has been found.

Foreclosure Comments:The foreclosure was initiated and according to the comment dated x/xx/xxxx, the file was referred to an attorney on xx As per the comment dated x/xx/xxxx, the foreclosure was placed on hold due to reinstatement quote provided for the good through date of xx.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx. The modified UPB is $xxx,xxx.xx with an interest rate of x.xxx % and a P&I of $xxx.xx. The first payment started from x/x/xxxx with the maturity date of xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified thrice since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Corporate Advances: Recoxxble per Payment History Loan Value: $0.00 Tape Value: xx% Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Post close foreclosure found.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1xx(Days)   Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $0.00   Tape Value: $1107.95   Variance: $-1107.95   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 295   Variance: 65   Variance %: 22.03389%   Comment: Loan Original Maturity Term Months is 360.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.37500%   Tape Value: 6.38000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original stated Rate is 6.37500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000005432110021011005554   Variance:    Variance %:    Comment: 00000MMMM44100120110MMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 455500110020011234500000   Variance:    Variance %:    Comment: 00000MMMM44100120110MMMM.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $130933.07   Tape Value: $123300.61   Variance: $7632.46   Variance %: 6.19012%   Comment: $130,933.07.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History   Loan Value: $0.00   Tape Value: $33.40   Variance: $-33.40   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Variance: $-12673.09 Variance %: -10.06090% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93703360	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,382.94	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	657	Not Applicable	55.283%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgagexx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx.
No active judgments or liens have been found.
Annual Country taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual town taxes for the year of xxxx have been paid in the amount of $xxx.xx.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. The UPB is xx.
The current P&I is $xxx.xx and PITI is $x,xxx.xx.
Collections Comments:The loan is currently in bankruptcy and the next payment is due for x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. The borrowerxx had filed bankruptcy under chapter xx with the xx. The plan was confirmed on xx. As per the comment dated xx/xx/xxxx, the RFD is curtailment of income.
As per the comment dated x/xx/xxxx, the borrower has requested doe FB plan due to pandemic,. No further details have been found.
The borrower xx has been working in xx xxx months.

Update: As per tape data as of xx/xx/xxxx, the current status of the loan is bankruptcy-current. The borrower is current on the loan, and the next due date is x/xx/xxxx. The current UPB is xx.
No evidence has been found regarding the foreclosure process.
No visible damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xx report, the borrower xx had filed bankruptcy under chapter xx with the xx. As per the voluntary petition xx filed on x/xx/xxxx with its claim amount as xx and the value of collateral as $xxx,xxx. Hence, the unsecured portion is $xx,xxx. The POC was filed on xx with its claim amount as xx and its arrearage amount as $xx,xxx.xx. As per the amended chapter xx plan filed on xx, the debtor shall pay to the trustee the sum of $xxx.xx for xx months and $xxx.xx for xx months. The plan was confirmed on xx.	Not Applicable	Mortgage Insurance	Field: Current Legal Status Loan Value: Bankruptcy-Current Tape Value: Foreclosure |-xx-| |-xx-| Comment: The loan is currently in bankruptcy and the next payment is due for 1/xx/2019. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mi certificate is misisng from the loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: As per the appraisal report, the original LTV ratio is 48.158%Collateral Value used for Underwriting: $158,500.00. Amount of Secondary Lien(s): $0.00. Loan Amount: $152,157.00. CLTV = 96.500%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Collateral Value used for Underwriting: $158,500.00. Loan Amount: $152,157.00. LTV = 96.500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000044444444444   Tape Value: 01122334434FFFFFFFFFFFFF   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444440000000001000 Tape Value: FFFFFFFFFFFFF43443312110 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "**Duplicate Finding**
Loan failed charges that cannot increase test. Initial LE dated xx reflects Mortgage Insurance Premium Fee at $2,669.00. However, Final CD dated xx reflects Mortgage Insurance Premium Fee at $2,669.22. This is an increase of $0.22 for charges that cannot increase"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "ComplianceEase risk indicator is Moderate due to the loan failed the following tests:

Loan failed charges that cannot increase test. Initial LE dated xx reflects Mortgage Insurance Premium Fee at $2,669.00. However, Final CD dated xx reflects Mortgage Insurance Premium Fee at $2,669.22. This is an increase of $0.22 for charges that cannot increase.

The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.28% as the Borrower income was $5,952.50 and total xx xx ) and its recommendation is “Approve/Eligible” with DTI of 55.28%.

Loan failed delivery and timing test. Document tracker for Revised CD dated xx is missing and 3 business days were added to get the receipt date xx which is after the Consummation date xx.
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated xx reflects Mortgage Insurance Premium Fee at $2,669.00. However, Final CD dated xx reflects Mortgage Insurance Premium Fee at $2,669.22. This is an increase of $0.22 for charges that cannot increase."
																																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Loan is FHA. Mortgage Insurance Certificate is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.28% as the Borrower income was $5,952.50 and total expenses are in the amount of $3,290.73 and the loan was underwritten by AUS/DU (Locator xx ) and its recommendation is “Approve/Eligible” with DTI of 55.28%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93881836	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$92.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.608%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx. for the amount of xx which was recorded on xx Chain of assignment has been completed. Currently, the assignment is with the xx There are two junior civil judgments against the borrower in the favor of xx for the amount of $xxxx.xx and $xxxx.xx which was recorded on xx First and second county installment taxes for the year of xxxx have been paid in the amount of $xx.xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the BPO report dated xx which is located at “xx”, the subject property had damaged for the amount of $xxxx.xx. The servicing comment does not reflect the any information regarding damage and repairs. The subject property is owner occupied.  The subject property is in fair condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Missing Required State Disclosures	Field: Borrower Last Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Borrowre last name is xx Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $522.37   Variance: $-522.37   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.60800%   Tape Value: 11.60880%   Variance: -0.00080%   Variance %: -0.00080%   Comment: Original stated rate is 11.608%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose oftransaction per HUD-1 is cash out, Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan files." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents." * Missing Required State Disclosures (Lvl 2) "The subject property is located in Minnesota State. The following required state disclosures are missing from the loan file. 1. MN Notice of Right to Discontinue Escrow 2. Interest Rate or Discount Point Agreement 3. Conditional Qualification/Approval Disclosure 4. Insurance Disclosure" * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93917372	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$3,378.30	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	629	Not Applicable	20.267%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The Updated title report dated xx/xx/xxxx shows that the mortgage xx. The subject mortgage was recorded on xx. The chain of the assignment has been completed. The current assignment is withxx. There are two HOA liens active against the property in the total amount of $x,xxx.xx in favor of xx. The HOA has started foreclosure. The servicer name is not included in the foreclosure doc. The annual installments of county taxes for the year of xxxx are due in the amount of $x,xxx.xx for the due date of xx. The current ownership is vested in the name of xx.	The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for xx/xx/xxxx. The last payment was received on x/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The UPB stated in the payment history is xx. The Current P&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x%.	Collections Comments:The review of comment history shows that the loan is in collection. According to comment history dated x/xx/xxxx, the borrower's reason for default is unemployment. The property has been occupied by the owner himself. No damage or repair to the property has been found. The borrower is currently delinquent from more than xx months and the next due date is for xx/xx/xxxx. The last payment was received on x/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. The UPB stated in the payment history is xx. The Current P&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x%.
Update:
The loan is currently performing. As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx.
No comment has been found regarding RFD.
As per comment dated x/xx/xxxx, trial payment plan was approved for x months which was started on x/xx/xxxx. Further details not provided.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Current Legal Status Loan Value: Performing Tape Value: Foreclosure |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000004444444   Tape Value: 001234FFFFFFFFF   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444400000000000000000   Tape Value: FFFFFFFFF412100   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. 2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.103%) is exceeded APOR (5.380%) by 0.723%. The APR threshold is 5.380% and the subject loan is escrowed one.   Qualified Mortgage Safe Harbor Threshold: FAIL    Charged: 6.103%      Allowed: 5.380%     Over by: +0.723%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increase of $6,046.91 on final CD dated xx. The loan contains charges that exceed the good faith determination. There is a total fee increase of $6,046.91 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.   Higher-Priced Mortgage Loan Test: FAIL   Charged: 6.103%      Allowed: 5.380%     Over by: +0.723%"
																																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93976498	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,864.92	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.343%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx
The chain of assignment has been completed as currently the assignment is with MERS as nominee for xx
No active judgments or liens have been found pending.
Property Tax Status;
x) 2nd installment town taxes for the year of xxxx are due for the amount of $x,xxx.xx on xx/xx/xxxx.
x) 1st installment county taxes for the year of xxxx have been paid in the amount of x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. The loan payment is currently x month in delinquency. The next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is making regular payments. The loan payment is currently x month in delinquency. The next due date is xx/xx/xxxx. The last payment was received onxx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history tape data is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
Final application available in the loan file located at (xx) shows that the borrower is getting xx
The foreclosure was not initiated in the loan.
Borrower had not filed any bankruptcy yet.
The subject property is occupied by owner. No visible damages or repairs have been observed on the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
xx
xx
Field: Post-Close DTI per 1003   Loan Value: 38.343%   Tape Value: 31.052%   Variance: 7.291%   Variance %: 7.29100%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 31.052% Tape Value: 38.340% Variance: -7.288% Variance %: -7.28800% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) ""The copy of 1004D is missing from the loan file." Elevated for client review. Seller defect on tape that renovations were completed post closing but we do not see any record of completion."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

3. This loan failed the TRID disclosure dates and personal delivery validation test. The Revised Closing Disclosure Receipt Date (12/xx/2018) that is after the Revised Closing Disclosure Delivery Date (12/xx/2018). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan has points and fees that exceed the points and fees threshold. The loan amount is $105,158.00 or more, and the transaction's total points and fees is $10,902.41, which exceeds 3 percent of the total loan amount of $348,664.51."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increase of $0.29 on final CD dated 12/xx/2018. An revised LE dated 11/xx/2018 reflects the “Loan Discount Fee” as $1,215.00, however, the final CD reflected it as $1,215.29. There is a total fee increase of $0.29 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the DQ before reno was completed, completed in March 2020 but DQ starting Nov 2019."
* LTV or CLTV exceeds 104% (Lvl 3) "The subject loan is a HomeStyle Renovation loan. The LTV/CLTV of the loan is exceeded 100.00% as the sales price of the subject property is $300,000.00 which is less than the original loan amount ($352,259.00)."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94147480	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$776.94	11/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.180%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated xx.
According to the updated title report dated x/xx/xxxx, the chain of assignment has not been completed. The current assignment is from xx.

There are x state tax liens against the borrower in the favor of State of xx.
First and second installments of combined taxes for the year of xxxx have been paid in the amount of $xxx.xx on x/xx/xxxx and $xxx.xx on x/xx/xxxx.
No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xx,xxx.xx. The current interest rate is xx.xx% and P&I is $xxx.xx.	Collections Comments:The loan is currently in the Bankruptcy and the next due date is xx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The UPB as per the payment history is reflected in the amount of $xx,xxx.xx. The current interest rate is xx.xx% and P&I is $xxx.xx. The loan was not modified. As per the comment dated x/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to attorney on x/xx/xxxx. However, the foreclosure was put on hold due to borrower had file bankruptcy on xx. The borrower xx. The POC was filed by creditor xx for the secured claim amount is xx and arrearage amount is $x,xxx.xx. However, the POC deadline dated xx The chapter xx plan was filed on xx. The amended chapter xx plan was filed on x/xx/xxxx and the plan was confirmed on x/xx/xxxx. The debtor was promise to pay for trustee in the amount of $xxx.xx per month for x months and $x,xxx.xx per month for xx months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx,xxx.xx and the value of the collateral is $xx,xxx.xx. Therefore, the unsecured portion is $x.xx.The date of last filing is x/xx/xxxx. As per the comment dated x/xx/xxxx, the subject property is owner occupied. As per the comment dated x/xx/xxxx, the reason for default is servicing problem. No comment pertaining damage to the subject property has been observed.

Update:
bankruptcy:
As per comment dated xx/xx/xxxx, the bankruptcy under Chapter xx with the xx and this case was closed xx. As per comment dated xx/xx/xxxx, the bankruptcy filed with the xx. Further details not provided.
Foreclosure Comments:As per the comment dated x/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to attorney on xx. However, the foreclosure was put on hold due to borrower had file bankruptcy on xx.

Bankruptcy Comments:The borrower xx. The POC was filed by creditorxx for the secured claim amount is xx and arrearage amount is $x,xxx.xx. However, the POC deadline dated xx. The chapter xx plan was filed on xx. The amended chapter xx plan was filed on xx and the plan was confirmed on xx. The debtor was promise to pay for trustee in the amount of $xxx.xx per month for x months and $x,xxx.xx per month for xx months.  The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $x.xx.The date of last filing is x/xx/xxxx.

Update:
bankruptcy:
As per comment dated xx/xx/xxxx, the bankruptcy under Chapter xx with the case xxand this case was closed x/xx/xxxx. As per comment dated xx/xx/xxxx, the bankruptcy filed with the case # xx. Further details not provided.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Foreclosure was put on hold due to bankruptcy. Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000444444   Tape Value: CCCCCCCCCCCCC123FFF78996   Variance:    Variance %:    Comment: Payment History String Reversed is 444321444444000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444000000000000000000 Tape Value: 69987FFF3C1CCCCCCCCCCCCC Variance: Variance %: Comment: Payment History String Reversed is 000000000000444444123444 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

Interest Rate Test: FAIL The loan data is 11.180%, the comparison data is 8.500%  and the variance is +2.680%"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94269582	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,863.53	12/xx/2023	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.380%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2019 12:00:00 AM	xx	Not Applicable	5.630%	xx	01-xx-2019	Financial Hardship	The review of the updated title report dated xx The chain of the assignment has been completed. Currently, the mortgage is with xxx) There is a junior mortgage in the favor of xx. The first, second and third installment combined taxes of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the loan is in the collection. The foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. The foreclosure complaint was filed on x/xx/xxxx. However, the comment dated x/xx/xxxx states that the foreclosure was put on hold due to loss mitigation. The borrower had filed bankruptcy under chapter xx with the case #xx and the plan was confirmed on xx The debtor shall pay $xxx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of $xxx,xxx.xx and the amount of arrearage is $x.xx. The case was discharged on xx and terminated on xx The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of xx The loan modification agreement was made on xx between the borrower xx. The borrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% beginning from xx till the maturity date of xx The New Principal Balance stated in the modification is xx As per servicing comments, unable to determine the reason for default. The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on x/xx/xxxx. The foreclosure complaint was filed on xx However, the comment dated xx states that the foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx and the plan was confirmed on xx The debtor shall pay $xxx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is $x.xx. The case was discharged on xx and terminated on xx
The loan modification agreement was made on xx between the borrower xx. The borrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% beginning from xx till the maturity date of xx The New Principal Balance stated in the modification is xx	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 614 |-xx-xx-254 |-xx-| -41.36807% Comment: 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The borrower had filed bankruptcy under chapter 13 with the case xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: the file was referred to an attorney on xx The foreclosure complaint was filed on xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Reduced   Tape Value: Alternative   Variance:    Variance %:    Comment: Reduced   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test. Prohibited Fees Test: FAIL $124.50 $0.00 +$124.50 The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee. A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees: 1 a credit report fee; 2 appraisal fee; 3 application fee; 4 commitment fee; 5 warehouse fee; 6 discount points; 7 lock-in fee; 8 a service fee not to exceed $25.00 to cancel the mortgage; and 9 fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey state. The following state disclosures are missing from the loan file.  NJ Application Disclosure Delivery Fee Authorization NJ Attorney Disclosure Unacceptability of Insurance Notice Attorney Disclosure II Tax Bill Information Private Well Testing Lock-In Agreement Commitment Disclosures Choice of Insurer Disclosure Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94334354	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$557.85	12/xx/2023	xx	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$269.96	xx	7.590%	360	360	xx	xx	xx	Conventional	ARM	36	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	752	Not Applicable	17.812%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06-xx-2010	xx	Not Applicable	5.800%	xx	01-xx-2010	Financial Hardship	According to updated title report dated xx
The chain of the assignment has been completed and currently the assignment is with xx
No active liens or judgments have been found against borrower and subject property.
The county annual taxes for xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.
No prior delinquent taxes have been found.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. Provided tape data of payment history as of x/xx/xxxx shows same.	Collections Comments:Comments:
Fay Servicing Comments
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x months. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history reflects the UPB in the amount of $xxx,xxx.xx. Provided tape data of payment history as of x/xx/xxxx shows same.
No evidences have been found regarding bankruptcy case.
The borrower’s income has been affected by COVID-xx. The servicing comments up to x/xx/xxxx states that COVID-xx deferment is under processing on x/xx/xxxx for the amount of $xxx.xx which is due on x/xx/xxxx. Due to covid she didn’t working. The latest comment dated x/xx/xxxx reflects that reason for default is curtailment of income. No further information is available.
The foreclosure was initiated in this loan in xx and the complaint was filed with case#xx. The document located at “xx” stated that the complaint was dismissed on xx
No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:The foreclosure was initiated in this loan in xx and the complaint was filed with case#xx. The document located at “xx” stated that the complaint was dismissed on xx No details have been found regarding foreclosure in available comments.
Bankruptcy Comments:Not Applicable

The loan has been modified once since origination between the borrower and servicer on xx The New UPB is xx and the borrower has promised to pay P&I of $xxx.xx at initial interest rate of x.xxx%. The interest only period is from xx to x/x/xxxx and then from regular payment is from xx and ended with a maturity date of xx
Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 523 |-xx-xx-163 |-xx-| -31.16634% Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $1409.08   Variance: $-1409.08   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Home improvement Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in FL State and required disclosures are missing from the loan file.

1. Anti-Coercion Notice
2. Insurance Sales Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94344948	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,222.29	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.050%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	712	610	50.205%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	Not Applicable	7.250%	xx	01-xx-2011	Financial Hardship	Updated title report dated x/xx/xxxx shows that, subject mortgage with xx.
The chain of assignment has not been completed. The last assignee “xx.
No active liens and judgments found.
County annual taxes for the year xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year taxes have been found delinquent.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, the payment was applied to x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, the payment was applied to x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The reason for default is curtailment of income as per comment dated x/xx/xxxx. Subject property is owner occupied. No comments have been found for damage or repairs to subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower “xx. Date of last filing is xx. Debtor dismissed on xxand terminated onxx.	The loan was modified on x/x/xxxx. The modified principal balance is $xxx,xxx.xx. Borrower promises to pay monthly P&I in the amount of $x,xxx.xx and interest rate of x.xxx % beginning from x/x/xxxx till the maturity date is xx. There is no Forgiven amount and deferred amount. Hence, the interest bearing amount is $xxx,xxx.xx. The loan was modified once.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Borrower “xx” had filed bankruptcy on xx with case# xx. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Variance:    Variance %:    Comment: Payment history string isxx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Variance:    Variance %:    Comment: Payment history string reversed is xx  Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Address is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Purpose of application is debt consolidation Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the first lien prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees First Lien Test: Result: FAIL Loan Data: xx Comparison Data: $0.00 Variance: +$xx00"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer document is missing in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94460423	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$168.80	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.990%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Unavailable	12.656%	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	xx	6.000%	xx	01-xx-2016	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx with lender xx and recorded on xx for the amount of xx
The chain of assignment has not been completed, the latest assignment has not been found.
There are x credit card judgments and x civil judgment found against the borrower.
The first credit card judgment was recorded on xx for the amount of xx in the favor of xx
The second credit card judgment was recorded on xx for the amount of xx in the favor of xx
The third credit card judgment was recorded on xx for the amount of xx in the favor of xx
The civil judgment was recorded on xx for the amount of xx in the favor of xx
Annual county taxes for the year xxxx will due on xx in the amount of xx
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%.The current UPB reflected as per tape is in the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%.The current UPB reflected as per tape is in the amount of $xx,xxx.xx.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair.
As per the servicing comments dated xx/xx/xxxx, the borrower’s income has been impacted through job loss, a reduction of hours or temporary unemployment, and he stated that he cannot make his monthly payment due to Covid-xx. As per the servicing comments dated xx/xx/xxxx, the repayment plan has been offered which starting from x/xx/xxxx to x/xx/xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under xx with case#xx on xx , the case was discharged on xx and  terminated on xx The POC was filed on xx the amount of POC is xx and the amount of arrearage is xx
According to the schedule D of the voluntary petition, the value of the collateral is xx the amount of claim is xx Hence, the unsecured portion is xx. The motion for relief from stay was filed on xx
The modification agreement was made between the lender xx and the borrower xx on xx the new principal balance as per mod is $xx,xxx.xx. The first payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx.The modified P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The amount of $xx,xxx.xx is the interest bearing amount and $xxxx.xx is deferred principal balance. The final balloon payment of $xxxx.xx will due on the maturity date.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: The borrower has filed bk in xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment: The current lagal status is collection.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2725.36   Variance: $-2725.36   Variance %: -100.00000%   Comment: The deferred amount is $2725.36.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2016   Tape Value: 6/xx/2016   Variance: -2 (Days)   Variance %:    Comment: The mod doc date is 06/xx/2016.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The appraisal shows the appraisal value as xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.99000%   Tape Value: 6.00000%   Variance: 3.99000%   Variance %: 3.99000%   Comment: The stated original rate is 9.99%   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancy   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: No comments have been found regarding the forbearance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94562964	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$622.98	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/xx/2018	xx	Not Applicable	8.250%	xx	06/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently the assignment is with xx
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
The county first installment taxes for the year of xxxx/xxxx have been paid in the amount of $xxx.xx.
The county second installment taxes for the year of xxxx/xxxx have been due in the amount of $xxx.xx.

No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx %, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.	Collections Comments:According to a review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx %, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
The latest collection comment does not reflect the reason for default.
The modification agreement was made on xx The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on x/x/xxxx between the borrower xx and the lender xx”. As per the modified terms, the new principal balance is $xx,xxx.xx. The servicer agreed to forgive $x,xxx.xx. The borrower has promised to pay the in the amount of $xxx.xx with an interest rate of x.xxx % beginning on x/x/xxxx till maturity date of x/x/xxxx.	Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	Field: Borrower Last Name Loan Value: xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note document the interest calculation type 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Stated maturity date is 3/xx/2027. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in West Virginia State. The following required state disclosures are missing from the loan file.
1. WV Collateral Protection Insurance Notice 1
2. Co-Signer Notice
3. Financial Institution Insurance Disclosure
4. Non-Deposit Investment Product Disclosure
5. Financial Institution Insurance Disclosure
																																																																																																								6. Non-Deposit Investment Product Disclosure"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94600991	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,412.68	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	25.228%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been provided with the Updated title report. Currently, the subject mortgage is with original lender xx.
No active liens and judgments have been found against the borrower and property.
Annual combined taxes of the year xxxx have been paid in the amount of $xxxx.xx.
No prior years of delinquent taxes have been found.

As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. Next due date is x/xx/xxxx. As per payment history, UPB is in amount of $xxx,xxx.xx.	Collections Comments:Comments:
SAxxxxx- Pay Hist anjd _ServicingMemo Pg#xx
Conva Tec

As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. Next due date is x/xx/xxxx. As per payment history, UPB is in amount of $xxx,xxx.xx.
Currently the borrower is working at xx as a Post Market Quality Analyst from x years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to determine. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "Moderate" since this loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's executed copy of Intent to proceed disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "1. The provided Seller's tape is showing the alert that the Borrower's employment validation was obtained through "DU Validation Service" and the borrower's income was validated as $5,186.11. In order to obtain the day One Certainty, the DU required that the loan should be closed on or by 7/xx/2018. However, the subject loan was closed on 9/xx/2018.
The loan filed contain an updated VOE dated 9/xx/2018 (xx); however, the loan was not resubmitted to DU.

2. The provided Seller's tape is also showing the alert that the borrower was not employed as of 9/xx/2018. However, no evidences are available in the loan file to confirm the same."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The borrower’s income was calculated incorrectly at origination as $5,186.11. The corrected Income is $4,650.92. Due to this, DTI is increased from 25.23% to 28.131%.
																																																																																																								The Borrower's employment validation was obtained through "DU Validation Service" and the borrower's income was validated as $5,186.11 provided the loan should be closed on or by 7/xx/2018. However, the subject loan was closed on 9/xx/2018. SOL expired, downgraded to LVL2."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94601964	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,718.18	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.157%	480	480	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Verification of Stated Income	No	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.222%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2009 12:00:00 AM	xx	xx	4.850%	xx	01-xx-2009	Financial Hardship	Review of updated title report dated xx/xx/xxxx shows that there is one civil judgment found against the borrower/ subject property. xx.	According to the review of payment history as of x/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received on x/xx/xxxx which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of xx.	Collections Comments:The current status of the loan is in bankruptcy.
According to the review of payment history as of x/xx/xxxx, the borrower has been delinquent for xx months. The last payment was received on x/xx/xxxx which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected in the amount of xx.
As per PACER report, the borrower xx filed bankruptcy chapter-xx with xx. Under confirmed chapter-xx debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. The Proof of Claim filed on xx. The total amount of claim is xx and the amount of arrearage is $ $xx,xxx.xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx, however, the unsecured portion is $xx,xxx.xx.
As per collection comment, the subject property is owner-occupied.
No comments have been found regarding subject property damage.
No comments have been found regarding COVID-xx.
No comments have been found regarding Litigation.

Update-
The loan is currently in bankruptcy.
As per comment dated xx/xx/xxxx, the borrower had filed bankruptcy under chapter-xx with the xx.
The post-closing details regarding the foreclosure have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xx report, the borrower xx filed bankruptcy chapter-xx with xx. Under confirmed chapter-xx debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. The Proof of Claim filed on x/xx/xxxx. The total amount of claim is xx and the amount of arrearage is xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xx,xxx.xx.

Update-
As per comment dated xx/xx/xxxx, the prior bankruptcy xx.	This modification agreement made between borrowers xx. As per the modified term the new principal balance xx. Borrower promise to pay $x,xxx.xx monthly with modified interest rate of x.xxx% beginning from x/x/xxxx with a maturity date of xx/x/xxxx.	Affiliated Business Disclosure Credit Report	Field: Balloon Indicator Loan Value: No Tape Value: Yes |-xx-| |-xx-| Comment: Balloon Indicator is No. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Current legal status is Bankruptcy-Delinquent.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mi is N/A   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort is Yes.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.15700%   Tape Value: 4.85000%   Variance: 2.30700%   Variance %: 2.30700%   Comment: Original rate is 7.157%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: 3/xx/2020   Variance:    Variance %:    Comment: S&C is N/A.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1803.26 Variance: $-1803.26 Variance %: -100.00000% Comment: Suspense balance per payment history is 0.00 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date as per HUD-1 is xx which is later than Note date xx. Hence, the Settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94603619	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$497.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	Not Applicable	VA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	0.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	55.650%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded xx in the amount of xx in favor of xx

No single assignment of mortgage is available in the updated title report. The chain of assignment is completed as the subject mortgage is still with the lender, xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment of combined taxes for xxxx have been paid off in the amount of xx  on xx and 2nd installment of xx are due on  xx

No prior year delinquent taxes have been found in the updated title report.

Update:-
According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
No active judgments or liens have been found.
The first and second installments of combined taxes for xxxx have been paid in the total amount of xx
No prior year’s delinquent taxes have been found.	Review of updated payment history as of x/xx/xxxx, the loan is currently performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. We are unable to determine the last payment received. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx.
Collections Comments:The loan is currently performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
The borrower was working in "xx" as a "xx" for last xx at the time of origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: Total Housing Expense : $832.92 and All other monthly expense is $2,185.00. Total borrower monthly Income is $5,423.00. DTI : 55.650%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Final Application reflects the Borrower's mailing address city as xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx Tape Value: xx Variance:    Variance %:    Comment: The Final Application reflects the Borrower's mailing address street as xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Final Application reflects the Borrower's mailing address zip as xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: XXX000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000X0XXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																																				Field: Stated Remaining Term Loan Value: 350 Tape Value: 351 Variance: -1 Variance %: -0.28490% Comment: Tape Source: Initial Tape Type:	3: Curable		* Required Documentation Missing or Incomplete (Lvl 3) "Final Application Incomplete as it doesn't have Child Support of $404.00."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.650% as the Borrower income was $5,423.00 and total expenses are in the amount of $3,017.92 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible.” SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94627698	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,040.97	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.601%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. Chain of assignment has been completed. Currently, the assignment is with the xx. No active liens and judgments have been found. Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx and the annual county taxes for the year of xxxx have been due in the amount of $xxxx.xx which was due on xx/xx/xxxx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan present status is performing,
According to the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the comment dated xx/xx/xxxx, the subject property had damaged due to natural disaster. The subject property had damaged to roof. As per the comment dated xx/xx/xxxx, the borrower is paid for repairs in the amount of $xxxxx. No further details have been found regarding damage or repairs. As per the BPO report dated xx/xx/xxxx which is located at xx, the subject property is owner occupied. The subject property is in axxge condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 30/360 |-xx-| |-xx-| Comment: Interest calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Application report is missing from the loan files. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home not Affixed. An appraisal report is missing from the loan file. As per the tape data, the subject property type is mobile home. According to the updated title report dated 10/xx/2020, the tax certificate shows the subject property type as manufacture home and the separate tax assessment for land and improvements. However, the Affidavit of Affixation is not available in the loan file. The subject mortgage legal description does not show the any VIN#. Also, the Final title policy does not show the any ALTA endorsement for this manufactured housing xx. It is unable to confirm whether subject property is affixed to the land."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files." * Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94861985	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$860.71	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.180%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of assignment has been completed. Currently, the assignment is with the xx.
There is one prior mortgage against the subject property in the favor of xx.
No active liens and judgments have been found.
Annual county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
Annual county taxes for the year of xxxx have been due in the amount of $xxx.xx which was due on xx/xx/xxxx.
No prior year delinquent taxes have been found,
According to the payment history as if xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:The loan present status is performing.
According to the payment history as if xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx. The current P&I is $xxx.xx and the interest rate of xx.xxx%. The new UPB is reflected in the amount of $xx,xxx.xx.
As per the comment dated xx/xx/xxxx, the borrower is not impacted by covid-xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the BPO report dated xx/xx/xxxx which is located at xx, the subject property is owner occupied. The subject property is in axxge condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Missing Required State Disclosures	Field: Borrower #2 Last Name Loan Value: xx |-xx-| |-xx-| Comment: Borrower#2 last name is xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001102210000000002100   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001200000000012201100000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "This loan failed the documentation type test.
This loan failed the DTI provided test.
This loan failed the NC rate spread home loan test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
This loan failed the DTI provided test.
The debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No
Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records,
reasonable alternative methods, or reasonable third-party verification."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
																																																																																																								5. Attorney Selection Disclosure"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable
95019638	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,955.96	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	39.133%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx which was recorded on xx with xx
The chain of assignment is complete.
There are no active judgments and liens.
Combined 1st and 2nd installments for the year of xxxx have been paid in the total amount of xx
No delinquent taxes have been found for the prior years.

Update:
As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount of xx in the favor of xx which was recorded on xx
No active liens and judgments have been found against the borrower and the property.
1st and 2nd county taxes for xxxx have been paid in the total amount of xx
No prior year delinquent taxes have been found.

The Payment History dated as of x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.

Update:
According to the tape data of payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. The last payment date is not available. The current interest rate of x.xxx% and P & I is $xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.

Collections Comments:The loan is performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The unpaid principal balance is reflected in the amount of $xxx,xxx.xx. The current P&I is $xxx.xx and interest rate is x.xxx%.
The loan has not been modified since origination.
At the time of loan origination borrower is working as xx
No evidence of foreclosure has been found.
As per PACER report no bankruptcy filing has been found since from loan origination.
The subject property is owner occupied. No comment has been found regarding the damage and repairs. No latest BPO report has been found in the loan file.

Update:
According to the tape data of payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. The last payment date is not available. The current interest rate of x.xxx% and P & I is $xxx.xx. The current UPB reflected as per tape data is $xxx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx Variance %: xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Value: xx   Variance: xx Variance %: xx   Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000444444444   Tape Value: 222222222222   Variance:    Variance %:    Comment: Payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444000000000000000   Tape Value: 222222222222   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Sales price (HUD-1 Line 101) is not applicable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to the TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to the
TILA Finance Charge Test: Fail Loan Data: $144,352.71 Comparison Data: $144,470.39 Variance: -$117.68
TILA Foreclosure Rescission Finance Charge Test: Fail Loan Data: $144,352.71 Comparison Data: $144,470.39 Variance: -$117.68"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
																																																																																																								* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial TIL is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95032255	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.490%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	5/xx/2013 12:00:00 AM	xx	Not Applicable	3.000%	xx	5/xx/2013 12:00:00 AM	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx. The chain of the assignment has not been completed. Currently, the assignment is with xx which was recorded on xx. However, the assignment is missing to xx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the loan is currently in bankruptcy. The borrowers xx had filed bankruptcy under chapter- xx with the case#xx. The plan was confirmed on xx. The POC was filed on xx with the POC amount is xx. The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx.
The review of payment history shows that the borrower has been delinquent for xx months and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.
The loan modification agreement was made on x/xx/xxxx between the borrower xx. The borrower promises to make monthly payment of $xxx.xx with the interest rate of x.xx% for xx months and the  interest rate will revert back to x.xx% which was rate in effect prior to the modification until principal and interest are paid in full. The New Principal Balance stated in the modification is $xx,xxx.xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The comment dated x/xx/xxxx states that the subject property had roof damaged on xx. Total estimated cost of repair amount is xx. An insurance claim was not filed. No details were found regarding the insurance claim. The latest property inspection report is not available in the loan file to determine current property condition.

Update: As per tape data as of xx/xx/xxxx, the current status of the loan is bankruptcy. The borrower is current on the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxxxx.xx.
No evidence has been found regarding the foreclosure process.
No visible damages or repairs are found.
TOC was filed on xx. NOPC was filed on xx. Currently loan is in active BK case.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers Glennis Charles Harris had filed bankruptcy under chapter- xx with the case#xx. The plan was confirmed on xx. The POC was filed on xx with the POC amount is xx and an arrearage amount is xx. The schedule D of Voluntary Petition dated xx shows that the amount of claim without deducting the value of the collateral is xx however, the unsecured portion is $x.xx.

Update: TOC was filed on x/xx/xxxx. NOPC was filed on x/xx/xxxx. Currently loan is in active BK case.	The loan modification agreement was made on x/xx/xxxx between the borrower xx. The borrower promises to make monthly payment of $xxx.xx with the interest rate of x.xx% for xx months and the interest rate will revert back to x.xx% which was rate in effect prior to the modification until principal and interest are paid in full. The New Principal Balance stated in the modification is $xx,xxx.xx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Right of Rescission	Field: Current Bankruptcy Arrearage Amount Loan Value: xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx   Variance:    Variance %:    Comment: xx  Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 169   Variance: 71   Variance %: 42.01183%   Comment: 240   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 5/xx/2013   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 1 P&I   Loan Value: Not Applicable   Tape Value: $255.54   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 3.000%   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 5/xx/2018   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 2 P&I   Loan Value: Not Applicable   Tape Value: $587.26   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 8.490%   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 7/xx/2027   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000044   Tape Value: 69F999999999999999999999   Variance:    Variance %:    Comment: 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 440000000000000000000000 Tape Value: 9999999999999999999F9F96 Variance: Variance %: Comment: 444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
TILA Right of Rescission Test: FAIL The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last"
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,560.58	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95033330	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,720.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.850%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx which was recorded on xx.
x) There is a junior mortgage in the favor of xx which was recorded on xx in the amount of xx.
The second installment combined taxes of xxxx are due in the amount of $xxxx.xx for the due date xx/xx/xxxx. The first installment combined taxes of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The borrower had filed bankruptcy under chapter xx with the case #xx on xx and the plan was confirmed on xx. The motion for relief from stay was filed on xx. The debtor shall pay xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx. The case was discharged on xx and terminated on xx .
A review of the collection comment shows no indication of post-closing foreclosure activity.
The comment dated x/xx/xxxx shows that the reason for default is a reduction of income.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the case #xx on xx and the plan was confirmed on xx. The motion for relief from stay was filed on xx. The debtor shall pay xx per month for the period of xx months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx. The case was discharged on xx and terminated on xx.
Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 361 |-xx-xx-1 |-xx-| -0.27700% Comment: 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 011111121111122233324344   Variance:    Variance %:    Comment: 0000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 443423332121111121111110   Variance:    Variance %:    Comment: 0000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Cash out   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx.
Field: Stated Maturity Date Loan Value: 4/xx/2036 Tape Value: 4/xx/2036 Variance: -6 (Days) Variance %: Comment: 4/xx/2036 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file (xx). However, the points and fees handwritten."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $434,833.59 $591,546.67 -$156,713.08
The finance charge is $591,546.67. The disclosed finance charge of $434,833.59 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $434,833.59 $591,546.67 -$156,713.08
The finance charge is $591,546.67. The disclosed finance charge of $434,833.59 is not considered accurate for purposes of rescission because it is understated by more than $35.
This loan failed the TILA APR test.
TILA APR Test: FAIL 8.275% 9.969% -1.694%
The annual percentage rate (APR) is 9.969%. The disclosed APR of 8.275% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia state. The following state disclosures are missing from the loan file.
VA Application Disclosure
Choice of Settlement Agent Disclosure
Disclosure of Charges For Appraisal or Valuation
Copy of Appraisal or Statement of Appraised Value
Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95165413	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$13,994.36	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	30.142%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2010	xx	xx	2.000%	xx	01-xx-2010	Financial Hardship	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx
There is an active junior mortgage against the subject property in the favor of xx for the amount of xx which was recorded on xx
No active liens and judgments have been found against the borrower and the property.
Annual county taxes for the year xxxx have been paid total in the amount of xx

Update:-
According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is one junior mortgage active against the property in favor of “xx,” which was originated on xx and recorded on xx in the amount of xx
The first and second installments of county taxes for xxxx have been paid in the total amount of xx
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xxx,xxx.xx.

Update:-
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. We are unable to determine the last payment received. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xxx,xxx.xx and the deferred balance is $xxx,xxx.xx.
Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xxx,xxx.xx.
No foreclosure activity has been found.
No modification, forbearance details are available in recent collections comments.
No information pertaining to bankruptcy has been found.
No evidence related to occupancy and current condition of the subject property has been found in the available months of servicing comments. As per the comment dated xx the loss draft was ordered on xx and the insurance company mailed the xx for the amount of xx to the borrower. The same comment stated that all repairs xxx% completed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made on xx between the borrower “xx” and lender “xx. The interest bearing principal Balance is xx with interest rate x.xx% which steps up in x steps ending at x.xx%. The new principal balance is xx and the lender had deferred the principal amount of xx from the new principal balance. Hence, the interest-bearing amount is xx The borrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx and the maturity is dated xx This modification contains balloon provision total in the amount of xx will be paid at the time of maturity date xx
Credit Report Initial Escrow Acct Disclosure	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: The lender does not require MI. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC initiated.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The mod has 4 steps.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the mod, the UPB is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: No Discrepancy. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost-note affidavit dated xx was found at location " xx" showing original note was misplaced, lost or destroyed. Copy of Note is also located in the same file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
																																																																																																								* Missing credit report (Lvl 2) "At the time of origination credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95232492	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,368.35	11/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded xx
The chain of assignment has not been completed as currently the assignment is with xx but, it should be with xx.
 * One junior mortgage found opened in the amount of xx which is in the favor of MERS as nominee for xx
 Active Judgments and Liens;
x) One state tax lien found pending against the borrower xx recorded on xx in the amount of x,xxx.xx which is in the favor of State of xx
 x) There is one unpaid municipal lien against the subject property xx in the amount of $xxx.xx which is in the favor of City of xx.
x) One unpaid HOA lien found pending against the subject property xx in the amount of $x,xxx.xx which is in the favor of xx
Property Tax Status; x) Annual combined taxes for the year of xxxx due for the amount of $x,xxx.xx on xx/xx/xxxx. x) Annual combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. The loan payments are currently x months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	Collections Comments:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently x months in delinquency. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. The unpaid principal balance according to payment history is in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
The loan has not been modified since origination.
The foreclosure was not initiated in the loan.
According to xx, the borro wer “xx” had filed bankruptcy under chapter xx with case# xx on xx. The plan was confirmed on xx. The plan was later dismissed on xx.
The loan is currently in active bankruptcy.
The subject property is in good condition. No visible damages or repairs have been observed on the subject property. The subject property is occupied by owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xx, the borrower “xx” had filed bankruptcy under chapter xx with case# xx on xx. The plan was confirmed on xx. The plan was later dismissed on xx. Proof of Claim was filed by xx on xx which shows that the amount of secured claim is xx and the amount of arrearage is $x,xxx.xx. Motion for Relief from Stay was filed on xx. According to order on motion to modify Chapter xx plan filed on xx the monthly amount of $x,xxx.xx have been changed to $x,xxx.xx for xx months. The debtor was dismissed on xx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value:xx Comment: BK Case Number is xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: 1003 is not Available in the file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx
Field: Original Standard LTV (OLTV)   Loan Value :xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999999999999999934567676   Variance:    Variance %:    Comment: PH String is 123434444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 676765439999999999999999   Variance:    Variance %:    Comment: PH String Reversed is 123434444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street is xx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 or itemization of points and fess are also not available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following state disclosures are missing in the loan file.  1) Amortization Schedule Disclosure 2) Credit Property Insurance Disclosure, 3) Fee Agreement 4) Priority of Security Instrument Disclosure  5) Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of Servicing Transfer document is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business Discloser is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95263511	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.500%	240	240	xx	xx	Not Applicable	HELOC	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	54.834%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the favor of xx. for the amount of xx which was recorded on xx

The chain of assignment has been completed. The last assignment is with xx recorded on xx.

There is a senior mortgage against the property originated on xx in the favor of xx for the amount of xx which was recorded onxx

There is an active state tax lien against property in the amount of xx held by xx recorded on xx.

The combined annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on x/xx/xxxx.

Review of updated payment history as of xx/xx/xxxx, the borrower is making regular payments. The next regular payment is due on xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with rate of xx.xxx% for the due date of xx/xx/xxxx. As per history the UPB is in the amount of $xx,xxx.xx.	Collections Comments:The borrower is performing.Review of updated payment history as of xx/xx/xxxx, the borrower is making regular payments. The next regular payment is due on xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx with rate of xx.xxx% for the due date of xx/xx/xxxx. As per history the UPB is in the amount of $xx,xxx.xx.

No Comments found regarding any active or prior Bankruptcy. No Comments found Regarding Foreclosure.
No Comments found regarding current condition of subject property or any damages and repairs however currently subject property is occupied by owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: not applicable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 241   Variance: -1   Variance %: -0.41493%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 95 Tape Value: 96 Variance: -1 Variance %: -1.04166% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed to the land. As per the Appraisal report dated 09/xx/2008 located at "xx" the subject property is Mobile Home. The Deed of Trust does not list the VIN# in its description. Final Title policy available in the file but no ALTA 7 endorsement attached. The tax certificate shows assessment for land and xxlding differently. The affixation affidavit not available in loan file. Hence, unable to confirm whether the home affixed to land or not."	* Missing HELOC Disclosures (RESPA) (Lvl 3) "The HELOC disclosure is missing in the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate.
This loan failed the late fees test.

This loan failed the TILA right of rescission test. Closed-.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test. Closed-.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx or delivery of all material disclosures, whichever occurs last."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from loan files."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95340770	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,024.95	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.989%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	xx	2.000%	xx	01-xx-2012	Financial Hardship	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. Subject mortgage was originated on xx.
Chain of assignment is incomplete as the current assignee is xx.
There is a junior mortgage in the amount of $xxx,xxx.xx recorded with xx.
Annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from x/x/xxxx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with steps interest rate completing in x steps. First payment was started from x/x/xxxx and the maturity date is x/x/xxxx. The deferred amount is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Require MI is N/A. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 5/xx/2012   Tape Value: 4/xx/2012   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 5/xx/2017   Tape Value: 4/xx/2017   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 5/xx/2018   Tape Value: 4/xx/2018   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   xx   Variance %:    Comment: Next pay change date is 10/xx/2021.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 3CCCC3CCC33CCC3C3CCCCC6C   Variance:    Variance %:    Comment: Payment history string is 1100010002100000010000210.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: C6CCCCC3CCCCC33CCC3CCCC3 Variance: Variance %: Comment: Payment history string is 1100010002100000010000210. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95393585	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$24,914.52	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	4653.95	xx	7.480%	360	360	xx	xx	xx	Conventional	ARM	120	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	695	Not Applicable	23.738%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx.
There are x senior civil judgments against the borrower in the multiple favors for the total amount of xx recorded on xx.
There are x junior civil judgments against the borrower in the multiple favors for the total amount of xx recorded on xx.
There is one senior hospital lien against the borrower in the favor of xx for the amount of xx recorded on xx.
There are x senior state tax liens against the borrower in the multiple favors for the total amount of xx recorded on xx.
There are x junior state tax liens against the borrower in the multiple favors for the total amount of xx recorded on xx.
First and second installments of Town taxes for the year of xxxx are due in the amount of xx on xx and xx on xx.
No, any prior year delinquent taxes have been found.

Update:
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated xx.
There are x prior state tax liens against the borrower in favor of multiple plaintiff’s for the total amount of xx recorded on different dates.
There are multiple state tax liens against the borrower in favor of multiple plaintiff’s for the total amount of xx recorded on different dates.
There are x prior civil judgments against the borrower in favor of multiple plaintiffs for the total amount of xx recorded on different dates.
There are x civil judgments against the borrower in favor of multiple plaintiffs for the total amount of xx recorded on different dates.
The first and second installments of town taxes for xxxx are due in the amount of xx.
The fourth installment of town taxes for xxxx was paid in the amount of xx.
The annual utilities taxes for xxxx were paid in the amount of xx.
No prior year’s delinquent taxes have been found.

As per the notice of lis pendens located “Ln#xxxxx Pg#xx”, the foreclosure was initiated and the complaint was filed on x/xx/xxxx. As per document located at “Ln#xxxxx Pg#xx”, the foreclosure was cancelled.	According to latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of xx. The current P&I is $x,xxx.xx and interest rate is x.xxx%.
The ARM change notice is located on xx.

Updated Comment:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx. The last payment received date is not available. The unpaid principal balance is xx The current P&I is $x,xxx.xx.

Collections Comments:The loan is currently in the collection and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date x/xx/xxxx. The unpaid principal balance is reflected in the amount of xx The current P&I is $x,xxx.xx and interest rate is x.xxx%. The loan has not been modified. The borrower has been making the payment as per the ARM change notice. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated x/xx/xxxx, the borrower has been impacted by pandemic and the reason for default is curtailment of income. As per the comment dated x/xx/xxxx, the forbearance plan was beginning on xx to xx for x months. As per the comment dated x/xx/xxxx, the plan has been extended to xx/xx/xxxx. The comment dated xx/xx/xxxx; the reason for default is curtailment of income. As per the comment dated x/xx/xxxx,the subject property is located in xx due to Covid-xx was beginning on x/xx/xxxx till x/xx/xxxx. No comment pertaining damage to the subject property has been observed.

Update:
According to the tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: First Rate Change Date   Loan Value: 7/xx/2008   Tape Value: 6/xx/2009   Variance: -335 (Days)   Variance %:    Comment: First rate change date is 07/xx/2008   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interst only period is Yes.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2020   Variance: 1343 (Days)   Variance %:    Comment: Last payment received is 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 1/xx/2021   Tape Value: 6/xx/2020   Variance: 214 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 333332100000000000000000   Variance:    Variance %:    Comment: Payment history string as 3214434000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 000000000000000001233333   Variance:    Variance %:    Comment: Payment history string reversed as 000000000000000004344123   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 11.950% Variance: -10.950% Variance %: -10.95000% Comment: Rate adjustment cap percent is 3.050% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test.
This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL The loan data is 36Months, the comparison data is 0Months and the variance is 36Months

This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
Prohibited Fees Test: FAIL The loan data is $673.00, the comparison data is  $0.00 and the variance is +$673.00"
* Final TIL Date after actual transaction date (Lvl 2)     "Final TIL date is 5/xx/2008 which is different than the settlement date as 4/xx/2008."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date is xx and note date is xx. However, the settlement date is different from the note date."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95428680	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,230.19	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	598	Not Applicable	32.526%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2008	xx	Not Applicable	7.125%	xx	01-xx-2008	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment has not been completed; currently the assignment is with xx
There is a junior mortgage against the subject property in the favor xx.

No active judgments or liens have been found against the borrower.
Annual Combined taxes for the year of xxxx are paid on xx/xx/xxxx in the amount of $x,xxx.xx.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:As per comment history, the loan is in collection.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
As per comments dated xx/xx/xxxx, the borrower’s income impacted by covid-xx Pandemic. However, the servicer provided xx month forbearance plan to the borrower which was started from xx/xx/xxxx to xx/xx/xxxx. The comments dated xx/xx/xxxx shows that, the borrower’s income was still impacted by covid-xx Pandemic. No further details have been found.

No foreclosure activity found in the available servicing comments.
No evidence has been found regarding the active bankruptcy in the latest servicing comments.
No damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. The maturity date as per modification is xx. The interest-bearing amount is $xxx,xxx.xx. There are no deferred balances and principal forgiven amount.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: xx |-xx-xx-90 (Days) |-xx-| Comment: As per modification agreement, the last modified onxx. However, the tape data reflects on xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: LTV is 80.00%. Hence, the require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no foreclosure.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 5/xx/2020   Variance: 1312 (Days)   Variance %:    Comment: According to the payment history, the last payment received date is 9/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 275   Variance: 85   Variance %: 30.90909%   Comment: As per modification agreement, loan original maturity terms are 360 months. However, the tape data reflects 275 months.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.12500%   Tape Value: 7.13000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: As per note, originally stated rate is 7.125%. However, the tape data reflects 7.130%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000011000444444   Tape Value: 333333321001000100000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444440010001000000100.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444000110000000000000   Tape Value: 000000001000100123333333   Variance:    Variance %:    Comment: The Payment History String reversed is 001000000100010044444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Variance: Variance %: Comment: As per Note, the subject property address isxx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is executed by the borrower but some point and fees are hand-written."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test.
This loan failed the first lien lender fees test due to one of the following findings: (NC §24-1.1A(e))
This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b))"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL
Loan Data 5.000%, Comparison Data 4.000%, Variance +1.000%
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, Compliance Analyzer&reg will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.

First Lien Lender Fees Test: FAIL
Loan Data $325.00, Comparison Data $300.00, Variance +$25.00
This loan failed the first lien lender fees test due to one of the following findings: (NC §24-1.1A(e))
The loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or The loan is a first lien mortgage with a principal amount that is less than $10,000 and the loan charges a lender fee. (NC 24-1.1A (c1)).

Bona Fide Discount Points Test: FAIL
This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95441997	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$51.41	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.340%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx.
The chain of assignment has not been completed. The current assignment is with xx.
There is a junior mortgage against the subject property in favor of xx.
The 1st half combined taxes for the year of xxxx are paid in the total amount of $xx.xx.
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.

Update:
The current status of the loan is foreclosure.
As per seller’s tape data as of xx/xx/xxxx, the borrower has been delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The current balance is $x,xxx.xx.
As per comment dated x/xx/xxxx, the subject property is owner occupied.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding Covid-xx.
No evidence has been found regarding damage.

Foreclosure Comments:As per comment dated x/xx/xxxx, the FC sale was scheduled on xx. The borrower requested and demanded to cancel the sale date and continue to hold FC as the loan is reinstated.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $483.48   Variance: $-483.48   Variance %: -100.00000%   Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 4/xx/2007   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 180   Variance: 60   Variance %: 33.33333%   Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: 5/xx/2007   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 021004321004444443211100   Tape Value: 000000000000000000000001   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001112344444400123400120   Tape Value: 100000000000000000000000   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: $17241.96   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: 1826 (Days)   Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 56 Tape Value: 139 Variance: -83 Variance %: -59.71223% Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95476204	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,186.04	12/xx/2023	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	5.004%	xx	01-xx-2018	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.

 The chain of assignment has been completed; currently the assignment is with xx.
There are no active lien and judgments against the borrower.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received date unable to be determined, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:As per comment history, the loan is in Payment plan.
According to the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received date unable to be determined, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The foreclosure was initiated and file was referred to an attorney on xx. As per comment dated xx/xx/xxxx the sale schedule for xx. As per collection comment dated xx/xx/xxxx, the foreclosure was put on hold due to borrower filed bankruptcy on xx. As per the comment dated xx/xx/xxxx; the foreclosure was re initiated. However, comment dated xx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. No further details have been found.
As per comment dated xx/xx/xxxx, the borrower filed bankruptcy on xx.
As per comment dated xx/xx/xxxx, the servicer provided xx months trial payment plan to borrower, which was started from xx/xx/xxxx to xx/xx/xxxx in monthly amount of $x,xxx.xx. However, comment dated xx/xx/xxxx, the first trial payment received. No further details have been found.
As per comment dated xx/xx/xxxx, the reason for default is death of family member and Excessive Obligation.
As per comment dated xx/xx/xxxx, the current occupancy of subject property is occupied by owner. There is no evidence has been found of damage or repairs in the latest servicing comments.
The comments does not show any covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:As per comment history, the foreclosure was initiated and file was referred to an attorney on xx. As per collection comment dated xx/xx/xxxx, the foreclosure was put on hold due to borrower filed bankruptcy on xx. As per the comment dated xx/xx/xxxx; the foreclosure was re initiated. However, comment dated xx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. No further details have been found.
Bankruptcy Comments:According to the xx the borrower had filed Bankruptcy under chapter-xx on xx. POC was filed on xx.	The loan modification agreement was made between borrower xx with the new modified unpaid principal balance $xxx,xxx.xx. There are no deferred balances and Principal Forgiven amount. The interest bearing amount was $xxx,xxx.xx with step rate starting interest rate was x.xxx% and the modified P&I was $x,xxx.xx beginning on xx/xx/xxxx. The step rate was in xx steps ending at rate xx.xxx% and P&I will be $x,xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 399 |-xx-xx-39 |-xx-| -9.77443% Comment: As per modification agreement, Amortization terms are 360 months. However, the tape data reflects 399 months. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per note, there is no Balloon Indicator.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The case was dismissed on 05/xx/2020 and got terminated.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was put on hold due to loss mitigation.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, the loan amortization type is Step. However, the tape data reflects fixed type.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 399   Variance: -39   Variance %: -9.77443%   Comment: As per modification agreement, loan original maturity terms are 360 months. However, the tape data reflects 399 months.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 6/xx/2018   Tape Value: 5/xx/2023   Variance: -1795 (Days)   Variance %:    Comment: As per modification agreement, the mod step 1 date is 06/xx/2018. However, the tape data reflects on 05/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 5.004%   Tape Value: 6.004%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per modification agreement, the mod step 1 rate is 5.004%. However, the tape data reflects 6.004%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 6/xx/2023   Tape Value: 5/xx/2024   Variance: -335 (Days)   Variance %:    Comment: As per modification agreement, the mod step 2 date is 06/xx/2023. However, the tape data reflects on 05/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 6.004%   Tape Value: 7.004%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per modification agreement, the mod step 2 rate is 7.004%. However, the tape data reflects 6.004%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 6/xx/2024   Tape Value: 5/xx/2025   Variance: -334 (Days)   Variance %:    Comment: As per modification agreement, the mod step 1 date is 06/xx/2024. However, the tape data reflects on 05/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 7.004%   Tape Value: 8.004%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per modification agreement, the mod step 3 rate is 7.004%. However, the tape data reflects 8.004%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 6/xx/2025   Tape Value: 5/xx/2026   Variance: -334 (Days)   Variance %:    Comment: As per modification agreement, the mod step 4 date is 06/xx/2025. However, the tape data reflects on 05/xx/2026.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 8.004%   Tape Value: 9.004%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per modification agreement, the mod step 4 rate is 8.004%. However, the tape data reflects 9.004%.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 6/xx/2026   Tape Value: 5/xx/2027   Variance: -334 (Days)   Variance %:    Comment: As per modification agreement, the mod step 5 date is 06/xx/2026. However, the tape data reflects on 05/xx/2027.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 9.004%   Tape Value: 10.000%   Variance: -0.996%   Variance %: -0.99600%   Comment: As per modification agreement, the mod step 5 rate is 10.000%. However, the tape data reflects 9.004%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000032121021011   Tape Value: 999998765432100000000000   Variance:    Variance %:    Comment: As per payment history string is 444444443214000000000000. However, the tape data reflects string is 99999987654321000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 110120121230000000000000 Tape Value: 000000000101234567899999 Variance: Variance %: Comment: As per payment history string reversed is 000000000000412344444444. However, the tape data reflects string is 000000000101234567899999. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test
The finance charge is $441,708.53. The disclosed finance charge of $441,656.80 is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $441,656.80, Comparison Data $441,708.53, Variance -$51.73"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of Rescission is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95643604	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,096.76	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.800%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2017	xx	xx	5.000%	xx	10/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the assignment of mortgage is with xx

No active judgments or liens have been found against the borrower/subject property.

The combined annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. The combined annual installment taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of collection comment, the current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The current UPB reflected is in the amount of $xx,xxx.xx. The loan was modified on xx/xx/xxxx. The collection comment xx/xx/xxxx states the reason for default is death of family member. The foreclosure was initiated. The file was referred to attorney on xx/xx/xxxx. The complaint was filed on xx/xx/xxxx with case#xx-xxxxxx. The sale was scheduled on xx/xx/xxxx. The foreclosure actions are on hold due to court delay. The hearing is continued from x/xx/xxxx to x/xx/xxxx due to the file being on hold for covid-xx. The collection comment dated xx/xx/xxxx states the hold has been ended on xx/xx/xxxx. The collection comment dated xx/xx/xxxx states the sale was rescheduled for xx/xx/xxxx. The collection comment dated xx/xx/xxxx states the borrower intent to reinstate the loan. The servicer provided total reinstatement amount of $xx,xxx.xx with GTD. The collection comment dated xx/xx/xxxx states the borrower confirmed reinstatement figures and due dates. Funds are sent via courier. The collection comment dated xx/xx/xxxx states the confirmed account reinstatement and requested to follow up call to set up ACH. No further proceedings found. No evidences have been found for the borrower’s income impacted by covid-xx pandemic. The subject property is owner-occupied. There are no comments found related to the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx (Borrower) and xx (Lender) on xx/xx/xxxx with the new modified unpaid principal balance is $xxx,xxx.xx. The interest bearing amount was $xx,xxx.xx with interest rate x.xxx% and the modified P&I was $xxx.xx. The amount of $xx,xxx.xx from the new principal balance is deferred principal balance. The first modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 554 |-xx-xx-194 |-xx-| -35.01805% Comment: Loan term is 360 Tape Source: Initial Tape Type:
xx
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Final loan application is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 554   Variance: -194   Variance %: -35.01805%   Comment: Loan term is 360   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 001234444444400000001210   Tape Value: 099987654310000000021000   Variance:    Variance %:    Comment: Payment history string is 04444444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 012100000004444444432100   Tape Value: 000120000000013456799990   Variance:    Variance %:    Comment: Payment history string reversed is 44444444444444444444440   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 4262.600%   Variance:    Variance %:    Comment: 1003 missing   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: 1003 missing   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose is refinance   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value: 1/xx/2020   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
xx	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "Modification agreement was not recorded or recorded in wrong county."	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "First Lien Lender Fees Test: FAIL
Loan Data : $650.00  Comparison Data : $240.00  Variance : +$410.00"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien lender fees test due to one of the following findings: (NC §24-1.1A(e))
The loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage with a principal amount that is less than $10,000 and the loan charges a lender fee. (NC 24-1.1A(c1))."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report at origination is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission/right of cancel disclosure is missing from the loan files."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95666786	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,210.11	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.380%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2013	xx	Not Applicable	9.380%	xx	01-xx-2013	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignment is completed. Currently assignment is with xx
No active judgments/liens have been found against the borrower/subject property.
The county taxes for xxxx (1st installment) have been paid in the amount of $xxx.xx on xx/xx/xxxx.
The annual county taxes for xxxx (2nd installment) have been paid in the amount of $xxx.xx on xx/xx/xxxx.
No delinquent taxes have been found.
The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does reflect the UPB in the amount of $xx,xxx.xx.	Collections Comments:Comments:
xx Servicing Comments
xx Board Prior Comments

The payment history dated as of x/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does reflect the UPB in the amount of $xx,xxx.xx.
The comment dated xx/xx/xxxx shows that subject property is occupied by owner and no visible damages have been found.
No evidences have been found regarding bankruptcy case and foreclosure filing.
The comment dated xx shows that borrower is not working due to pandemic. The comment dated xx shows that covid-xx deferment was processed on xx/xx/xxxx for due xx/xx/xxxx with deferred amount of $xxx.xx. The collection comment dated x/xx/xxxx shows that curtailment income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of xx The borrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx to the maturity date of xx	Credit Application Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is No.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $720.34   Variance: $-720.34   Variance %: -100.00000%   Comment: Deferred principal per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Post-close DTI per 1003 is Unavailable.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Prepayment penalty doc status is Yes. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95930527	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$679.18	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.510%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	557	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2014 12:00:00 AM	xx	xx	6.250%	xx	01-xx-2014	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx with instrument# xx in the amount of xx in favor of xx
There is one credit card judgment open against the borrower; the first one in the amount of xx which was recorded on xx in favor of xx
The chain of assignment is not completed as the subject mortgage is currently assigned to “xx; however, it should be with “xx.”
Annual county taxes for the year xxxx have been paid in the amount of xx on xx
No prior year delinquent taxes have been found in the updated title report.
A review of the payment history dated as of xx/xx/xxxx reveals that the borrower has been the delinquent for x month. The last payment was received in the amount of $ x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and the current interest rate as per payment history is x.xxx%. The rate will change under the terms of Adjustable-Rate Mortgage (xx).	Collections Comments:According to the review of the servicing comments, the borrower is under the payment plan. A review of the payment history dated as of xx/xx/xxxx reveals that the borrower has been the delinquent for x month. The last payment was received in the amount of $ x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflects in the provided payment history is in the amount of $xx,xxx.xx and the current interest rate as per payment history is x.xxx%. The rate will change under the terms of Adjustable-Rate Mortgage (xx)
As per the comment dated xx/xx/xxxx, the borrower’s income has been impacted due to COVID-xx. The servicer offered him two months of repayment plan which was started from xx/xx/xxxx to xx/xx/xxxx. No further details have been found.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Update: As per tape data as of xx/xx/xxxx, the current status of the loan is performing. The borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xx,xxx.xx.
No evidence has been found regarding the foreclosure process and bankruptcy case.
No visible damages or repairs are found.
The comment dated x/xx/xxxx shows that the subject property is occupied by the owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	A limited interest only modification agreement was made between the borrower xx and the servicer xx. on xx/xx/xxxx. The new modified rate is x.xxx% and the borrower promises to pay P&I in the amount of $x,xxx.xx. The first payment was begun on xx/xx/xxxx and the reduction end period ended on xx/xx/xxxx. The new principal balance is $xxx,xxx.xx. The lender has agreed to defer the amount of $xx,xxx.xx from the unpaid principal balance. The interest bearing amount is $xx,xxx.xx. After completion of this agreement, the plan resumed his payment as per the ARM details.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - 6 month Fannie Mae |-xx-| |-xx-| Comment: ARM index Type is Not Applicable. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Payment Plan   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $31757.30   Tape Value: $33531.18   Variance: $-1773.88   Variance %: -5.29024%   Comment: Deferred Principal (Modification) per Payment History is $31,757.30.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loam Amortization Type per mod is Fixed.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx Variance %: xx  Comment: Original Appraised Value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original Standard LTV (OLTV) is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx state. The following require state disclosures are missing from the loan file.
1. Anti-Coercion Notice
2. Radon Gas Disclosure
3. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96060028	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,012.09	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.600%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	36.575%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. Subject mortgage was originated on xx
Chain of assignment is complete as the current assignee is xx.
No active judgments or liens have been found.
Annual tax is $x,xxx.xx.

Update:-

As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
No active judgments or liens found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual school taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
Payment history as of xx/xx/xxxx shows that the loan is x months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.

Updated:
The payment history is available until x/xx/xxxx. According to the tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment transactions are not available. The current P&I is $x,xxx.xx and the interest rate is x.x%. The current UPB per tape is $xx,xxx.xx, and the deferred balance is $x,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is x months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
Evidence of FC has been found in the servicing comment. Foreclosure was initiated on subject property. Foreclosure file referred to attorney on xx. Loan is still in active BK.
No evidence of damage or repair on subject property has been found.

Update:
The current status of the loan is bankruptcy current.
The payment history is available until x/xx/xxxx. According to the tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment transactions are not available. The current P&I is $x,xxx.xx and the interest rate is x.x%. The current UPB per tape is $xx,xxx.xx, and the deferred balance is $x,xxx.xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per servicing comment xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with xx. As per seller tape data, current status of the loan is bankruptcy current.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per seller tape data, the property is owner-occupied.

Foreclosure Comments:Evidence of FC has been found in the servicing comment. Foreclosure was initiated on subject property. Foreclosure file referred to attorney on xx. Later, the FC was placed on hold due to BK filling. The debtor (Mims) had filed Bankruptcy under xx. Loan is still in active BK.
Bankruptcy Comments:The debtor (Mims) had filed Bankruptcy under chapter-xx onxx with the xx. Loan is still in active BK.

Update:
As per servicing comment xx/xx/xxxx, the borrower filed for bankruptcy under Chapter xx with xx. As per seller tape data, current status of the loan is bankruptcy current. Further detail not provided.
Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 357 |-xx-| 3 |-xx-| 0.84033% Comment: Amortization term months are 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No ballon indicator.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $1644.02   Tape Value: $5305.95   Variance: $-3661.93   Variance %: -69.01553%   Comment: Deferred principal per payment history is $0.0.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No modification change the note terms.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx   Variance: -3 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 666687654332111112323211   Variance:    Variance %:    Comment: Payment history string is 444444311111223231012111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 112323211111233456766666   Variance:    Variance %:    Comment: Payment history string reversed is 111210132322111113444444.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 37.955%   Tape Value: 3960.000%   Variance: -3922.045%   Variance %: -3922.04500%   Comment: Post-close DTI per 1003 is 37.955%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96144462	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,691.60	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.999%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	9/xx/2019 12:00:00 AM	01-xx-2020	xx	Not Applicable	8.287%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx, with xx, With the Instrument#xx. The Chain of assignment has been completed. The last assignment is xx
There is Tax lien (Real Estate) active against property named as Tax Lien (Real Estate) in the favor of xx, which was recorded on xx in the amount of  $xx,xxx.xx with Instrument# xx. Annual xxxx County taxes of 1st installment have been paid on xx/xx/xxxx in the amount of $xxx.xx. Annual xxxx County taxes of 2nd installment have been paid on xx/xx/xxxx in the amount of $xxx.xx.

According to the payment history as of date is xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx , the applied date was x/xx/xxxx and the next due date for payment is xx/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The loan is performing.
According to the payment history as of date is xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx , the applied date was x/xx/xxxx and the next due date for payment is xx/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The property is owner occupied and in good condition. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The borrower has been making payment as per Loan modification agreement was made on xx.The agreement made between the borrowers (xx) and lender is (xx).The new modified principal balance as per modification is in the amount of $xx,xxx.xx,with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx. The maturity date as per loan modification agreement is xx.Modifiation contains x steps .Currently borrower making payment as per last step.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |-xx-| |-xx-| Comment: did not use for review. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: did not use for review.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Variance %:    Comment: As per modification agreement, the mod step 1 date is xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 8.287%   Tape Value: 8.834%   Variance: -0.547%   Variance %: -0.54700%   Comment: step 1 Rate is 8.287.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001000100101000000000001   Tape Value: 000000000999999999875321   Variance:    Variance %:    Comment: As per Payment history string reversed 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000000000101001000100   Tape Value: 123578999999999000000000   Variance:    Variance %:    Comment: As per Payment history string reversed 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $63360.49   Tape Value: $62767.11   Variance: $593.38   Variance %: 0.94536%   Comment: As per Payment history the total legal balance is $323,060.47. However, the tape data reflects $62,767.11.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Comment: Maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the interest rate test.

This loan failed the TILA right of rescission test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: Result: FAIL; Laon Data:  10.999% ; Comparison Data: 10.750%; Variance: +0.249%.

This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test:  Result: FAIL.

This loan failed the TILA right of rescission test.
Closed-end.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Ohio. The following required State Disclosure is missing in the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
																																																																																																								3. Non-Deposit Insurance Disclosure"		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96147711	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,842.51	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	585	662	36.911%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
 The chain of assignment has been completed as the mortgage is currently with xx.
There is state tax lien against the borrower xx.
There is municipal lien against the borrower xx.
There is code enforcement lien against the borrower xx. The document located (xx) does not match address with property address.
The combined taxes for xxxx have been paid off in amount of $x,xxx.xx.
The loan is performing. The payment history dated xx/xx/xxxx shows that the borrower is current with the loan, and the next payment due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:Comments:
Servicing Notes Info xx.Conva Tec
The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx  with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
The loan has not been modified since origination.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
At time of origination Borrower is working as xx.
No visible damages have been found in available collection comments.
The comments do not show any Covid-xx impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.
Field: Original Note Doc Date   Loan Value: xx.
Field: Original Standard LTV (OLTV)   Loan Value: xx.
Field: Post-Close DTI per 1003   Loan Value: 36.501%   Tape Value: 37.835%   Variance: -1.334%   Variance %: -1.33400%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.681%) is exceeded APOR (5.200%) by 0.481%. The APR threshold is 5.200% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL    Charged: 5.681%      Allowed: 5.200%     Over by: +0.481%"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "The CE TRID tolerance is incomplete since initial LE dated 7/xx/2019 & revised LE dated 10/xx/2019 are missing from the loan file."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL   Charged: 5.681%      Allowed: 5.200%     Over by: +0.481%"
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the provided appraisal report was expired - The FHA appraisal update needed to have been done prior to the 120 day expiration of the appraisal to extend the shelf life to 240 days. The loan was closed on 3/xx/2020 but the Appraisal was expired on 9/xx/2019 before closing the loan and the update appraisal was not done till March 2020. A new FHA appraisal should have been required and secured."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE dated 7/xx/2019 & revised LE dated 10/xx/2019 are missing from the loan file."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96204773	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,592.28	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.500%	360	480	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	Not Applicable	4.125%	xx	01-xx-2015	Financial Hardship	According to the Pro-title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently the assignment is with xx which was recorded on xx
No active judgments or liens have been found.
The combined taxes of xxxx have been paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The unpaid principal balance reflected in the payment history is in the amount of $xxx,xxx.xx till the due date x/xx/xxxx.	Collections Comments:As per the collection comments as of x/xx/xxxx, the loan is in collection.
According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for x months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for x/xx/xxxx. The unpaid principal balance reflected in the payment history is in the amount of $xxx,xxx.xx till the due date x/xx/xxxx.
The reason for default is curtailment of income.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the debtor "xx" had filed the bankruptcy under chapter x with case xx on xx and the plan was confirmed on xx. The POC was filed on xx with the secured claim amount of xx and the amount of arrearage was xx. The case was converted from chapter xx to chapter x on xx. Schedule-D in Voluntary petition shows xx as an unsecured portion out of claim amount xx. The value of the collateral is xx. Did not see comments indicating a cram-down. The debtor was discharged on xx and the case was terminated on xx.	This modification agreement was signed between the borrower xx and the lender xx on xx.
The unpaid principal balance was $xxx,xxx.xx and the lender had forgiven principal in the amount of $xx,xxx.xx; hence, the interest bearing principal was $xxx,xxx.xx. The borrower promises to pay the monthly P&I of $xxx.xx beginning from x/x/xxxx with the interest rate of x.xxx% . The maturity is x/x/xxxx.
The prior modification was done on x/xx/xxxx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 360 |-xx-| 120 |-xx-| 33.33333% Comment: Amortization term months is 480. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK discharged on 2014.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 001112222222222212111111   Tape Value: 222121110000000002222222   Variance:    Variance %:    Comment: Payment history string is 2212110MMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111111212222222222211100   Tape Value: 222222200000000011121222   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMMMMMMMM0112122.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: Unavailable   Tape Value: 3813.000%   Variance:    Variance %:    Comment: Loan application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Prepayment penalty doc status is yes. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The copy of final HUD-1 is available in the loan file; however, it is illegible."
* Not all borrowers signed HUD (Lvl 3)     "Final HUD-1 is not signed by the borrowers."
* Settlement date is different from note date (Lvl 3) "As per final HUD-1, the settlement date is xx; however, as per Note, the loan was originated on xx"	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96207968	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,623.25	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.422%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-1999	xx	Not Applicable	7.000%	xx	01-xx-1999	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx.
x) There is an active Muni/City/Code Lien on the subject property which was recorded on xx.
The combined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx/xx/xxxx. The last payment was unable to determine the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comment, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter xx with the xx. The debtor shall pay the total amount of $xx,xxx.xx by paying $xxx per month for the period of xx months. The proof of claim was filed on xx.
The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is xx/xx/xxxx. The last payment was unable to determine the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xx,xxx.xx till the due date of x/xx/xxxx.
The loan modification agreement was made on xx between the borrower xx The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from x/xx/xxxx till the maturity date of x/xx/xxxx. The New Principal Balance stated in the modification is $xx,xxx.xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter xx with the xx. The debtor shall pay the total amount of $xx,xxx.xx by paying $xxx per month for the period of xx months. The proof of claim was filed on xx.	The loan modification agreement was made on xx The borrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from x/x/xxxx till the maturity date of x/x/xxxx. The New Principal Balance stated in the modification is $xx,xxx.xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 353 |-xx-| 7 |-xx-| 1.98300% Comment: 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000112100000003210000000   Tape Value: 998765432111234556667889   Variance:    Variance %:    Comment: 4444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000012300000001211000   Tape Value: 988766655232111234587899   Variance:    Variance %:    Comment: 4444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: na Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for
"Seller-Paid Points and Fees."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Wisconsin state. The following state disclosures are missing from the loan file.
Explanation of Personal Obligation
Marital Property Act Disclosure
Pre-Application Fee Disclosure
Choice of Insurance Disclosure
Escrow Disclosure
Co-Signer Notice
Tattle Tale Notice under the Marital Property Act"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96387249	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,140.03	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	Refinance	xx	xx	Alternative	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	7/xx/2016 12:00:00 AM	xx	xx	2.000%	xx	01-xx-2016	Financial Hardship	As per the updated title report dated xx.
The chain of assignment has been completed, currently the assignment is with xx
There is a junior mortgage originated on xx
There are no active liens and judgments found against the borrower.
Annual county taxes for the year xxxx will due on xx/xx/xxxx for the amount of $xxxx.xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). The monthly P&I is in the amount of $xxxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of $xxx,xxx.xx.
No comments have been found regarding the foreclosure and bankruptcy.
The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx, the new principal balance as per mod is xx The amount of $xx,xxx.xx has been forgiven by lender.The first payment was due on xx and the maturity date is xx The modified P&I is in the amount of xx with an interest rate of x.xx%. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 560 |-xx-xx-200 |-xx-| -35.71428% Comment: Amortization Term Months per Note Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon Docs Missing   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 560   Variance: -200   Variance %: -35.71428%   Comment: Loan Original Maturity Term Months per Note   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpse of Refinance per Application Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96388419	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,197.27	10/xx/2020	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.650%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2017 12:00:00 AM	xx	xx	4.000%	xx	01-xx-2018	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated xx. The chain of assignment has been completed, currently the assignment is with xx. There are no active liens and judgments found against the borrower. Annual taxes for the year xxxx are paid in the amount of xx. No prior tax delinquency has been found.	According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The status of the loan is in active bankruptcy. According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. The current UPB is reflected in payment history for the amount of xx. No comments have been found regarding the foreclosure. The borrower xx had filed Bankruptcy under chapter-xx on xx with the case#xx. The plan was confirmed on xx. The reason for default is unable to be determined. The subject property is owner-occupied and is in axxge condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-xx.
Update:-
No additional details have been found.
Foreclosure Comments:As per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney. But it was put on hold as debtor had filed bankruptcy on xx. No further information is available.
Bankruptcy Comments:The borrower xx had filed Bankruptcy under chapter-xx on xx with the case# xx. The Schedule-D in Voluntary petition shows that the unsecured amount $x.xx out of secured claim in the amount of xx and the value of collateral is xx This plan was confirmed on xx. The POC was filed on xx with the secured claim xx & with an arrearage of xx. According to the debtor's amended chapter-xx plan which was filed on xx the debtor shall make regular ongoing mortgage payment in the amount of xx per month for xx month, xx for xx months & $x,xxx.xx for xx months to the trustee & total arrearage of xx through the plan.	The loan modification agreement was made between the lender xx on xx with new principal balance of xx out of which amount of xx deferred amount & amount of xx is interest bearing amount. The borrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx to the maturity date of xx.	Affiliated Business Disclosure Credit Application Credit Report Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: Amortization Term Months are 360 Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Did a Modification Change Note Terms? is Yes   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 10/xx/2020   Tape Value: 5/xx/2019   Variance: 545 (Days)   Variance %:    Comment: Last Payment Received Date is 10/xx/2020   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $99900.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444443214444444   Tape Value: 333333333333F33333333333   Variance:    Variance %:    Comment: Payment History String is 444444444444443214444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444412344444444444444   Tape Value: 333333333F3F333333333333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: 5/xx/2019 Variance: Variance %: Comment: S&C Filing Date is Unavailable Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Missing Credit Report from the loan package."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96392959	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,021.66	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.870%	480	480	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	670	Not Applicable	20.550%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2008	xx	Not Applicable	4.000%	xx	01-xx-2008	Financial Hardship	As per the updated title report dated xx/xx/xxxx the subject mortgagexx.
The chain of assignment has been completed, currently the assignment is with xx.
There are credit card and IRS lien against the borrower.
The credit card judgment was recorded on xx/xx/xxxx for the amount of $xx in the favor of xx.
The IRS lien was recorded on xx/xx/xxxx for the amount of $xx in the favor of xx.
County taxes for the year xxxx will due on xx/xx/xxxx and xx/xx/xxxx for the total amount of $xxxx.xx. No prior year tax delinquency has been found.

Update:
The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage xx.
There is a civil judgment against the borrower in favor of xx.
There is a state tax lien against the borrower in favor of xx.
There is an IRS lien which was recorded on xx/xx/xxxx in the amount of $xx The SSN provided on the supporting document does not match the subject borrower’s SSN.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx.

According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of xx.

Update:
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is in active bankruptcy. According to the payment history as of dated xx/xx/xxxx the borrower has been delinquent for xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx for the amount of $xxxx.xx with an interest rate of x.xxx%. The current UPB is reflected in payment history for the amount of xx. The process of foreclosure has been initiated, the file was referred to an attorney on xx. As per collection comment the sale date has been scheduled on xx, however, it has been postponed. The reason of postponement is unable to be determined. The further comment dated xx/xx/xxxx the foreclosure sale scheduled on xx/xx/xxxx. The servicing comments are available till xx/xx/xxxx.
As per the comment date x/xx/xxxx the subject property has been occupied by the owner. No comments have been found regarding the property damage or repair.
The borrower xx had filed bankruptcy under chapter-xx with the xx. The plan was confirmed on xx.
As per collection comment the reason for default is Excessive Obligation. The latest BPO is not available .Recent servicing comments do not reflect any damage.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx. As per collection comment dated xx/xx/xxxx forclosure sale was scheduled on xx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-xx with the xx. The plan was confirmed on xx. The chapter xx plan was filed on xx as per plan the debtor supposes to pay the trustee the amount of $xxxx.xx for xx months. The POC was filed on xx with the claim amount of xx and the amount of arrearage is $xx,xxx.xx. The schedule D of Voluntary petition dated xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however the unsecured portion is xx there is no comment indication a cram down.	The loan was modified on x/x/xxxx with ARM the new principal balance of xx. The borrower promises to pay the new modified P&I of $xxxx.xx with the new interest rate of x.xxx% beginning from x/x/xxxx to the new maturity date of xx/x/xxxx. The modification does not contain balloon payment.	Affiliated Business Disclosure	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |-xx-| |-xx-| Comment: Current Legal Status is "Bankruptcy -Delinquent". Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Curently in Foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $452320.88   Variance: $-452320.88   Variance %: -100.00000%   Comment: Deferred Principal Per Payment History is "$0.00 "   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2008   Tape Value: 12/xx/2009   Variance: -546 (Days)   Variance %:    Comment: Doc Date of Last Modification is 7/xx/2008.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender Require MI? is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is "ARM".   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.87000%   Tape Value: 4.71000%   Variance: 2.16000%   Variance %: 2.16000%   Comment: Original Stated Rate is "6.8700%".   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $1134.08 Variance: $-1134.08 Variance %: -100.00000% Comment: Suspense balance per payment history is " $0.00". Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl 2) "Operative Index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per the Right to Rescission the ROR Transaction date is 10/xx/2005 which is different from the note date 10/xx/2005."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the Final HUD -1 the Settlement date is xx which is different from the note date xx.		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96457907	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$613.99	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	38.869%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/xx/2017	xx	xx	2.796%	xx	02/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx

 The Chain of assignment has been completed. The last assignment is xx

Active mortgages, liens and judgments are found against borrower and property is as follows:

• There are four  State tax lien active against borrower xx,Which were recorded on different date total  in the amount of $x,xxx.xx ,recorded with different Instrument/Book/Page#.
• There is a IRS Lien active against borrower xx
xxxx county taxes are due n xx/xx/xxxx in the amount of $xxx.xx	According to the payment history as of xx/xx/xxxx, the borrower is the borrower is delinquent for xx months. The last payment was received on xx/xx/xxxx , the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.	Collections Comments:The Loan current status is bankruptcy.
 According to the payment history as of xx/xx/xxxx, the borrower is the borrower is delinquent for xx months. The last payment was received on xx/xx/xxxx , the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected as per the payment history is in the amount of $xx,xxx.xx.
The borrower has been making payment as per Loan modification agreement was made on xx agreement made between the borrowers (xx ) and lender is (xx).The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The deferred balance amount is xx and interest bearing is xx The maturity date as per loan modification agreement is xx contains x steps .Currently borrower making payment as per   first step.
According to collection comment dated xx the RFD is Curtailment of income.
No evidence has been found regarding  Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No evidence has been found regarding COVID-xx.

Update:-
As per the tape data the current status of the loan is bankruptcy current.
As per the comment dated xx the post petition due date was xx and comment dated xx shows that there were two prior bankruptcies.
xst BK was filed on xx under chapter xx with xx and dismissed on xx xnd BK was filed on xx under chapter xx with xx and dismissed on xx

Foreclosure Comments:As per sellers tape data the foreclosure was initiated in xx complaint was filed  on xx . However t he foreclosure was put on hold due bankruptcy. According to the PACER, the borrower “xx” had filed for bankruptcy under xx.No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed for bankruptcy under xx.The POC was filed on xx the POC amount is xx  and the arrearage amount is xx The debtor shall pay the trustee $xxx.xx for xx months under chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is xx There is no comment indicating a cram down. Plan has confirmed on xx

Update:-
As per the comment dated xx the post petition due date was xx and comment dated xx shows that there were two prior bankruptcies.
xst BK was filed on xx under chapter xx with xx and dismissed on xx
xnd BK was filed on xx under chapter xx with xx and dismissed on xx	The borrower has been making payment as per Loan modification agreement was made on x/x/xxxx.The agreement made between the borrowers (xx) and lender is (xx).The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from x/x/xxxx. The deferred balance amount is $xx,xxx.xx and interest bearing is $xx,xxx.xx. The maturity date as per loan modification agreement is x/x/xxxx.Modifiation contains x steps .Currently borrower making payment as per first step.
Steps:
The first step starts from x/x/xxxx for xx months in the amount of $xxx.xx with modified interest rate of x.xxx%.
The second step starts from x/x/xxxx for xx months in the amount of $xxx.xx with interest rate of x.xxx%.
The third step starts from x/x/xxxx for xxx months in the amount of $xxx.xx with interest rate of x.xxx%.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 595 |-xx-xx-235 |-xx-| -39.49579% Comment: As per Note note, the loan amortization term is 360. However, tape reflects 595. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: mod does not contain balloon provision.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: current leagl status is bankruptcy-delinqunet.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: property was active in FC.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $29427.19   Variance: $-29427.19   Variance %: -100.00000%   Comment: mod contains deferment balance.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: Not Applicable   Tape Value: 7/xx/2061   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: 6/xx/2061   Variance:    Variance %:    Comment: loan is fixed note rate.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2017   Tape Value: 2/xx/2022   Variance: -1857 (Days)   Variance %:    Comment: As per modification agreement, the mod step 1 date is 1/xx/2017.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 P&I   Loan Value: $252.99   Tape Value: $291.63   Variance: $-38.64   Variance %: -13.24966%   Comment: As per modification agreement, the mod step 1 P&I is $252.99.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.796%   Tape Value: 3.796%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per modification agreement, the mod step 1 rate is 2.796%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 1/xx/2022   Tape Value: 2/xx/2023   Variance: -396 (Days)   Variance %:    Comment: As per modification agreement, the mod step 2 date is 1/xx/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.796%   Tape Value: 4.130%   Variance: -0.334%   Variance %: -0.33400%   Comment: As per modification agreement, the mod step 2 rate is 3.796%.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: did not use for review.   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: 7/xx/2061   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.12500%   Tape Value: 2.79600%   Variance: 4.32900%   Variance %: 4.32900%   Comment: As per note, originally stated rate is 7.12500%.However, the tape data reflects 2.796.00%.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $658.56 Variance: $-658.56 Variance %: -100.00000% Comment: there is no suspence amout in payment history. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer missing"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96464502	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$4,883.23	$4,883.23	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	2578.13	xx	6.875%	360	360	xx	xx	xx	Conventional	Fixed	120	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2014	xx	Not Applicable	4.625%	xx	01-xx-2014	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
Chain of assignment has been completed. Currently, the assignment is with the xx
There are two junior mortgages against the subject property in the favor of xx
There is one state tax lien against the prior xx
First installment county taxes for the year of xxxx are past due (under xx days) for the amount of $x,xxx.xx which was due on xx/xx/xxxx.
Second installment county taxes for the year of xxxx are due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is$xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx/xx/xxxx, the borrower is delinquent from xx months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx. The current P&I is$xxxx.xx and the interest rate of x.xxx%. The new UPB is reflected in the amount of $xxx,xxx.xx.
The loan was modified on xx As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx
As per the comment dated xx/xx/xxxx, the borrower is impacted by covid-xx and the borrower is unemployment.  The forbearance plan has been approved for xx months that began on xx/xx/xxxx till xx/xx/xxxx.
As per the comment dated xx/xx/xxxx, the subject property is located in a FEMA disaster area and the California wildfires declared on xx/xx/xxxx. No further details have been found.
The subject property is owner occupied. No damage and repairs have been found.

Update:
The loan is currently performing.
As per comment dated x/xx/xxxx, borrower’s income was impacted by covid-xx. Further details not provided.
As per comment dated x/xx/xxxx, the foreclosure was initiated in xxxx. The FC was put on hold due to loss mitigation. Further details not provided.
As per comment dated x/xx/xxxx, subject property has been occupied by the owner.
No damages have been reported.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx between the borrower xx As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower has promised to pay in the amount of $xxxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date ofxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 561 |-xx-xx-201 |-xx-| -35.82887% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No MI certificate is required.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 5/xx/2020   Tape Value: 8/xx/2020   Variance: -92 (Days)   Variance %:    Comment: Forbearance plan was started on 05/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 1/xx/2020   Variance: 1437 (Days)   Variance %:    Comment: Last payment was received on 05/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: Loan original terms are 360 months.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx Comment: Original appraisal value is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xxTape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000100000044444   Tape Value: 333333333332110110000000   Variance:    Variance %:    Comment: PH string is 44444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444440000001000000000000   Tape Value: 000000011111233333333333   Variance:    Variance %:    Comment: PH string reversed is 4444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Valuexx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the final HUD-1, the settlement date is 04/xx/2007 which is different from the note date of 04/xx/2017."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96528846	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$4,523.52	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	51.616%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/xx/2020	xx	Not Applicable	4.750%	xx	02/xx/2020	Lower Interest Rate	As per updated title report as of xx/xx/xxxx the subject mortgage is on other lien position. Subject mortgage was originated on xx. There are two water/sewer liens in the total amount of $xx in favor of xx which were recorded on different dates. There is a junior mortgage in the amount of xx There is an IRS lien in the amount of $xx in favor of xx	Payment history as of xx/xx/xxxx shows that the loan is in performing stage. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review as per servicing comments dated from x/xx/xxxx to xx/xx/xxxx state that the borrower has been paying regularly. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the due date x/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx and current interest rate as per payment history is x.xxx%. Loan modification agreement was made between xx The new modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx beginning xx The new principal balance is xx Borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. Available servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed. Reason for default is decreased income. According to latest BPO xx dated xx dated subject property is in axxge condition and no damages have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from x/x/xxxx. As per MOD borrower has agreed to pay the interest bearing amount of $xxx,xxx.xx with steps interest rate completing in x steps. First payment was started from x/x/xxxx and the maturity date is xx/x/xxxx.	Credit Application Credit Report Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Does lender guideline require MI is not applicable , tape shows no. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is no, tape shows not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2020   Tape Value: 2/xx/2025   Variance: -1858 (Days)   Variance %:    Comment: MOD step 1 date is 2/xx/2025, tape shows 1/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.750%   Tape Value: 5.750%   Variance: -1.000%   Variance %: -1.00000%   Comment: MOD step 1 rate is 4.750%, tape shows 5.750%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 1/xx/2025   Tape Value: 2/xx/2026   Variance: -396 (Days)   Variance %:    Comment: MOD step 2 date is 2/xx/2026, tape shows 1/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 5.750%   Tape Value: 6.000%   Variance: -0.250%   Variance %: -0.25000%   Comment: MOD step 1 rate is 4.750%, tape shows 5.750%.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xxtape shows xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000110000000001111110100   Tape Value: 000000000443322322232232   Variance:    Variance %:    Comment: Payment history string is 0000000033223232324, tape shows 00000000343444333233   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 001011111100000000011000   Tape Value: 232232223323344000000000   Variance:    Variance %:    Comment: Payment history string reversed is 33223232324300000000, tape shows 232324334400000000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated 11/xx/2006 has been found in the loan file which is located at # (xx) as original note was misplaced, lost or destroyed. And duplicate copy / attested copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is 10/xx/2006 which is not consistent with the note dated 10/xx/2006."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1 the settlement date is 10/xx/2006 which is different from note date 10/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96644148	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,059.98	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/xx/2016	xx	Not Applicable	4.375%	xx	07/xx/2016	Financial Hardship	Updated title report dated xx/xx/xxxx shows that subject mortgage originated on xx

There is an active junior mortgage available in the updated title report against the borrower in the amount of xx

No active judgments or liens were found.

1st installment of county taxes for the year xxxx has been paid in the amount of $x,xxx.xx.

2nd installment of county taxes is due on xx/xx/xxxx in the amount of $x,xxx.xx.	Review of payment history as of xx/xx/xxxx reveals that loan is currently delinquent for xx months and the next due for the regular payment is x/xx/xxxx. The last regular payment (PITI) was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. However, the amount was placed in suspence account. The UPB per tape data is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is in bankruptcy. Per payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months and the next due for the regular payment is x/xx/xxxx. The last regular payment (PITI) was received on xx/xx/xxxx.
Comment dated xx shows that borrower has reduction in income due to covid-xx. As per comment dated xx the borrower approved for x months forbearance plan starting from xx
According to PACER Report, xx (debtor) has filed bankruptcy under xx. POC was filed on xx with the secured claim of xx and with the arrearage of xx Chapter xx plan was filed on xx and it was amended on xx However, the plan has not been confirmed yet. Motion for relief from stay was filed on xx

Collection comment dated xx shows that subject property has damaged due to storm on xx The roof of the property was damaged and the loss amount is xx Insurance claim was filed having xx   As per comment dated xx the status of repairs is unable to be determined.

Update:-
According to servicing comments, the loan is in bankruptcy.
As per the seller’s tape data as of xx/xx/xxxx, the next due date is xx/xx/xxxx.
As per the servicing comments, the borrower filed for bankruptcy under xx. The POC was filed on xx Further details not provided.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:According to updated title report, the foreclosure was initiated as the final judgment of foreclosure was entered on xx under xx Foreclosure action was later placed on hold due to bankruptcy filed by borrower on xx under xx
Bankruptcy Comments:According to PACER Report, xx (debtor) has filed bankruptcy under xx. POC was filed on xx with the secured claim of xx and with the arrearage of xx Chapter xx plan was filed on xx However, the plan has not been confirmed yet. The amended chapter xx plan was filed on xx  Motion for relief from stay was filed on xx The post-petition payment due date per MFR is xx No further action was found on the docket.

Update:-
As per the servicing comments, the borrower filed for bankruptcy under xx. The POC was filed on xx Further details not provided.
The loan was modified once since the origination on x/x/xxxx with the new principal balance in the amount of $xxx,xxx.xx. The borrower promised to pay the new modified monthly P&I of $x,xxx.xx with the new interest rate of x.xxx% beginning from x/x/xxxx till x/x/xxxx.	Affiliated Business Disclosure Credit Report Good Faith Estimate Mortgage Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 548 |-xx-xx-188 |-xx-| -34.30656% Comment: 360. Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: 3/xx/2022   Tape Value: 2/xx/2020   Variance: 769 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx
Field: Current Bankruptcy Post Petition Due Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2020   Variance: 1278 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: 7/xx/2019   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: $0.00 Tape Value: $2189.24 Variance: $-2189.24 Variance %: -100.00000% Comment: $0.00 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase RESPA Test Failed (Lvl 2) "RESPA GFE date disclosure date test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE is moderate due to failure of RESPA GFE date disclosure date test."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA Mortgage Insurance Certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	Fail	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96654417	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,066.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	567	567	xx	xx	xx	HELOC	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	6.000%	xx	01-xx-2017	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx with the ‘xx borrower and lender ‘xx’ for the amount of xx which was recorded on xx with Instrument/ Bk/Pg# xx The chain of assignment is incomplete as the assignment of mortgage is currently with the “xx There is civil judgment against the borrower in the amount of xx which was recorded on xx in the favor of ‘xx The state taxes for xxxx-xxxx have been paid off in the amount of xx	As per review of latest payment history as of x/xx/xxxx the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The available pay history does not reflect current UPB but the provided tape data as of x/xx/xxxx shows current UPB in the amount of $xx,xxx.xx.	Collections Comments:Comments:
xx
xx

As per review of latest payment history as of x/xx/xxxx the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The available pay history does not reflect current UPB but the provided tape data as of x/xx/xxxx shows current UPB in the amount of $xx,xxx.xx.
As per latest BPO report dated xx located at “xx” the property had damaged. The property required to repair gutters/soffit, chimney repairs, Carpentry, exterior paint and fascia/masonry with the estimated cost of repair xx As per comment dated xx borrower stated that home was destroyed and needs to remold. No further details have been found regarding damage. However, no further comments indicate that the damage has been repaired or not.
The comment dated x/xx/xxxx shows that reason for default is borrower’s income reduced due to Covid-xx. No further details have been found.
No evidences have been found regarding foreclosure process and bankruptcy filing.
The loan has been modified once since origination. The modification agreement was made on xx with Fixed Amortization. The new principal balance is xx Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from xx and ends with the maturity date of xx

As per BPO report subject property is occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The modification agreement was made on x/x/xxxx with Fixed Amortization. The new principal balance is $xx,xxx.xx. Borrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. The first payment had begun from x/x/xxxx and ends with the maturity date of x/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -43 (Days)   Variance %:    Comment: effective date of last mod is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																																				Field: Original Stated Rate Loan Value: 7.50000% Tape Value: 6.00000% Variance: 1.50000% Variance %: 1.50000% Comment: original interest rate is 7.50% Tape Source: Initial Tape Type:	3: Curable		* Missing Borrower Billing Rights (RESPA) (Lvl 3) "Borrower Billing Rights Disclosure is missing from the loan file." * Missing HELOC Disclosures (RESPA) (Lvl 3) "The loan is HELOC. However, the disbursement sheet and HELOC booklet are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents." * Missing Required State Disclosures (Lvl 2) "The subject property is located in OH State and required State disclosures are missing from the loan file. 1. Equal Credit Availability Notice 2. Insurance Tying Disclosure 3. Non-Deposit Insurance Disclosure." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96669557	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	FHA	ARM	Not Applicable	purchase	xx	xx	Alternative	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	664	Not Applicable	49.241%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	xx	2.250%	xx	01-xx-2018	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. The chain of the assignment has been completed. Currently the assignment is with xx. Tax status is not available.	The payment history dated as of x/xx/xxxx reveals that the the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx. Deferred balance remains in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx. Deferred balance remains in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
As per comment dated xx/xxxx, the borrower has been impacted by pandemic and due to this currently unemployed. As per comment dated x/xx/xxxx & x/xx/xxxx, the payment for the due dates x/xx/xxxx & x/xx/xxxx has been deferred in the total amount of $x,xxx.xx and new due was x/xx/xxxx. Comment dated x/xx/xxxx states that the forbearance plan was approved for x months from x/xx/xxxx to x/xx/xxxx. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx. The New Principal Balance is $xxx,xxx.xx and the deferred amounts other than principal are $xxx,xxx.xx. The borrower has promised to pay P&I of $xxxx.xx at initial interest rate x.xxx%. The modification has total x steps. The payments had begun from xx/x/xxxx and ended with a maturity date of x/x/xxxx. The deferred balance needs to pay as a balloon payment at maturity of the loan.	Affiliated Business Disclosure Loan Program Info Disclosure Mortgage Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 588 |-xx-xx-228 |-xx-| -38.77551% Comment: Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Variance: $-2486.06   Variance %: -1.70720%   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 588   Variance: -228   Variance %: -38.77551%   Comment: Loan original term is 360   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Variance: 30 (Days)   Variance %:    Comment: mod 1step date is 10/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 10/xx/2024   Tape Value: 9/xx/2024   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000432111100000032   Variance:    Variance %:    Comment: payment history string is 000000000000MMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 230000001111234000000000   Variance:    Variance %:    Comment: payment history string reversed is MMMMMMMMMMMMM000000000   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 53.977%   Tape Value: 5251.000%   Variance: -5197.023%   Variance %: -5197.02300%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test. The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to loan failed the Pennsylvania license validation test."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan was originated on xx as FHA. Final 1003 show MI fess is $149.37. Final HUD-1 show MI fee is $149.37. The required MI certificate is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96686683	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$464.42	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	181	181	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	21.437%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/xx/2009 12:00:00 AM	xx	xx	2.000%	xx	09-xx-2009	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the mortgage is with the xx There are two civil judgments open against the borrower in the favor of xx. x) There is a civil judgment open against the borrower in the favor of xx. Annual combined taxes of the year xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.	The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:Loan is in performing status. The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx. No foreclosure proceedings have been found in the recent xx months. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan adjustment agreement was made between on xx/xx/xxxx with the new modified unpaid principal balance is $xx,xxx.xx. The interest bearing amount was $xx,xxx.xx with interest rate x.xx% and the modified P&I was $xxx.xx. The first modified payment due date was xx/x/xxxx and the maturity date will be x/x/xxxx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 365/365 |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000210000000000000000000   Tape Value: 000322212122221221022223   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000012000   Tape Value: 322220122222221212203000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 7642 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96826288	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,393.08	11/xx/2023	xx	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	651	714	21.838%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	01-xx-2017	01-xx-2020	xx	Not Applicable	3.500%	xx	01-xx-2020	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage xx.
Currently, the mortgage is assigned to Bayview.
There is one junior mortgage on the property originated with lender, xx.
There are two civil judgments on the title in the favor of xx.

Property tax Status:
Property taxes are paid till xxxx. No delinquent taxes were found.	According to payment history as of x/xx/xxxx, the loan is current and borrower is next due for xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date x/xx/xxxx. The current UPB per tape data is xx and interest rate is x.x%.	Collections Comments:According to payment history as of x/xx/xxxx, the loan is current and borrower is next due for xx/xx/xxxx.
The last contact to the borrower was made on x/xx/xxxx in which borrower told that they sold the property x months ago.
The loan was modified on x/xx/xxxx with lender xx. The modified UPB of xx to be paid with step interest rate starting at x.x% from x/xx/xxxx. This interest rale will increment by x.xx% from x/xx/xxxx until it reaches x.x%. Thereafter , it will remain constant till new maturity date x/xx/xxxx.
No evidence of damage or repair to the subject property was found.

Foreclosure Comments:According to servicing comments, the FC was initiated on xx.  Collection comment dated xx states that FC was contested and litigation action was filed. No further information about the contested FC was found. Later, the loan was modified on xx.
Bankruptcy Comments:Not Applicable	The loan was modified on x/x/xxxx with lender xx. The modified UPB of xx to be paid with step interest rate starting at x.x% from x/x/xxxx. This interest rale will increment by x.xx% from x/x/xxxx until it reaches x.x%. Thereafter , it will remain constant till new maturity date x/x/xxxx.	Mortgage Insurance	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Per loan file. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Per note.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Per note.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.454%   Tape Value: 101.321%   Variance: -2.867%   Variance %: -2.86700%   Comment: Per review of loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004432210010011000001   Tape Value: 000000026554432100000000   Variance:    Variance %:    Comment: PEr payment history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 100000110010012234400000   Tape Value: 000000001434455620000000   Variance:    Variance %:    Comment: PEr payment history   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 3/xx/2050   Tape Value: 6/xx/2038   Variance: 4291 (Days)   Variance %:    Comment: PEr mod.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $4371.22 Variance: Variance %: Comment: Per note Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This loan is FHA. However, MI certificate is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date 5/xx/2008 is different from note date 5/xx/2008."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96850873	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,261.95	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	45.928%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	4.000%	xx	01-xx-2017	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx.
There is a junior mortgage active in the favor of xx which was originated on xx and recorded on xx. The last assignee of junior mortgage is xx.
There is Judgment active in the xx in the amount of xx which was recorded on xx.
There is UCC lien active in the Favor xx. in the amount of $x.xx which was recorded on xx.
Town 1st half taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of xx.
Town 2nd half taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of xx.
Town 3rd half taxes for the year of xxxx have been paid on x/xx/xxxx in the amount of xx.
Town 4th half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.
As per servicing comment dated x/xx/xxxx, borrower income is impacted by Covid-xx. The forbearance plan was approved which was started on x/xx/xxxx. However, no further details have been found.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Update:
The loan is currently performing.
As per comment dated xx/xx/xxxx, the reason for default was curtailment of income.
As per comment dated x/xx/xxxx, the loan was modified with the new principal balance amount of xx The current P&I is $x,xxx.xx and interest rate is x.xx%. The deferred balance amount is xx and interest bearing amount is xx Further details not provided.
As per comment dated x/xx/xxxx, the foreclosure was initiated. The FC was put on hold due to loss mitigation. Further details not provided.
As per comment dated x/xx/xxxx, subject property has been occupied by the owner.
No damages have been reported.
No details related to the bankruptcy have been found.

Foreclosure Comments:As per comment dated x/xx/xxxx, the foreclosure was initiated. The FC was put on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower xx. on xx with a new principal balance is xx to the step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/x/xxxx with a new maturity date of xx/x/xxxx.
The Lender has agreed to forgive the principal balance in the amount of xx The lender had deferred amount of xx from UPB and interest bearing amount xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 604 |-xx-xx-244 |-xx-| -40.39735% Comment: Amortization term months (CE, S&P) is 360 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon indicator is no   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $292096.71   Tape Value: $296667.56   Variance: $-4570.85   Variance %: -1.54073%   Comment: Deferred principal (Modification) per payment history is $292,096.71   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2017   Tape Value: 11/xx/2017   Variance: -2 (Days)   Variance %:    Comment: Doc date of last modifcation is 11/xx/2017   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 10/xx/2022   Tape Value: 10/xx/2020   Variance: 730 (Days)   Variance %:    Comment: Forbearance plan start date is 4/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: 11/xx/2022   Variance:    Variance %:    Comment: Interest only expiration date is not applicable   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Interest only period is no.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 3/xx/2020   Variance: 1384 (Days)   Variance %:    Comment: Last payment received date is 3/xx/2020   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term months is 360   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 12/xx/2017   Tape Value: 11/xx/2022   Variance: -1796 (Days)   Variance %:    Comment: Mod step 1 date is 12/xx/2017.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.000%   Tape Value: 5.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 rate is 4.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 12/xx/2022   Tape Value: 11/xx/2023   Variance: -335 (Days)   Variance %:    Comment: Mod Step 2 Date is 12/xx/2022.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 5.000%   Tape Value: 6.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 2 rate is 5.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 12/xx/2023   Tape Value: 11/xx/2024   Variance: -336 (Days)   Variance %:    Comment: Mod step 3 date is 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 6.000%   Tape Value: 7.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 3 rate is 6.00%.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 12/xx/2024   Tape Value: 11/xx/2025   Variance: -335 (Days)   Variance %:    Comment: Mod step 4 date is 12/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 7.000%   Tape Value: 8.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 4 rate is 7.00%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.37500%   Tape Value: 8.38000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original stated rate is 8.37500%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000044444444444444444   Tape Value: 333332100000000000000000   Variance:    Variance %:    Comment: Payment history string is 444321000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444444440000000 Tape Value: 000000000000000001233333 Variance: Variance %: Comment: Payment history string reversed is 000000000000000000123444 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due :

Prohibited Fees Test: Result: Fail Loan Data: $800.00 Comparison Data: $0.00 Variance: +$800.00"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulations Test Failed due to:
Prohibited Fees Test: Result: Fail Loan Data: $800.00 Comparison Data: $0.00 Variance: +$800.00

This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97028104	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,299.92	12/xx/2023	xx	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	34.910%	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	5.000%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated xx.
The chain of assignment has not been completed. The last assignment is with xx. which was recorded on xx. Assignment is missing to xx.
There is one senior judgment against the borrower,xx.
There is one notice of lien (water/sewer) for use of service of waterworks system for the amount of xx
First installment of county taxes for the year of xxxx is due in the amount of xx on xx. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for xxmonths and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is x.xxx% and P&I is $xxx.xx.	Collections Comments:The loan is in foreclosure and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is x.xxx% and P&I is $xxx.xx. The borrower, xx and the plan was confirmed on xx. The case was dismissed on xx and was terminated on xx. The loan was modified on xx. According to modified terms, the new principal balance is xx. Lender had forgiven the principal balance in the amount of xx.
According to comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx. According to document located at xx, the complaint was filed on xx with the xx. According to comment dated xx the service was completed on xx. According to comment dated xx/xx/xxxx, the foreclosure was put on hold due to court delay. According to comment dated xx/xx/xxxx, the foreclosure was put on hold due to COVID-xx.
According to comment dated xx/xx/xxxx, the borrower was not working and was unable to find a job due to COVID-xx.
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx. According to document located at xx, the complaint was filed on xx with the xx. According to comment dated xx/xx/xxxx, the service was completed on xx/xx/xxxx. According to comment dated xx/xx/xxxx, the foreclosure was put on hold due to court delay. According to comment dated xx/xx/xxxx, the foreclosure was put on hold due to COVID-xx.
Bankruptcy Comments:The borrower, xx had filed bankruptcy under chapter xx with the xx and the plan was confirmed on xx. POC has been filed by the creditor, xx for the secured claim amount of xx and the amount of arrearage of xx on xx. Deadline to file POC was xx. According to voluntary petition schedule D, the value of collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx. According to amended chapter xx plan dated xx, the debtor shall pay arrearage in the amount of xx. Order of confirming chapter xx plan was confirmed on xx. According to trustee's final report dated xx, the debtor had paid arrearage in the amount of xx.
The case was dismissed on xx and was terminated on xx.	This loan modification agreement was made between the borrower, xx and the lender, xx. According to modified terms, the new principal balance is xx. Lender had forgiven the principal balance in the amount of $xx,xxx.xx.
Borrower promises to pay P&I in the amount of $xxx.xx with the interest rate of x.xx% beginning from xx till maturity date of xx.
Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2019   Tape Value: 4/xx/2019   Variance: 12 (Days)   Variance %:    Comment: as per modification   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: not applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 12/xx/2007   Tape Value: 3/xx/2009   Variance: -456 (Days)   Variance %:    Comment: as per original note   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 6/xx/2019   Variance: 1664 (Days)   Variance %:    Comment: According to payment history   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001444444444444444444444   Tape Value: 333333333333333321033333   Variance:    Variance %:    Comment: According to payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444100   Tape Value: 333330123333333333333333   Variance:    Variance %:    Comment: According to payment history   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 12/xx/2019 Tape Value: 12/xx/2019 Variance: 18 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97050708	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$491.68	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.120%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx. The chain of assignment has been completed. There is junior mortgage originated on xx. There are two civil judgments active against the borrower xx. The combined annual taxes of xxxx have been due. The combined annual taxes of xxxx have been paid. No prior year delinquencies have been found.	Review of updated payment history as of x/xx/xxxx the loan is currently in delinquency for +xx months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx.	Collections Comments:As per collection comment, borrower is currently in bankruptcy. Review of updated payment history as of x/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xx,xxx.xx. As per updated title report, the foreclosure was initiated in xx The collection comments states that the property has been occupied. The borrower has been making the payments as per the rate reduction rider. No employment information has been found

  Update:
The current status of the loan is bankruptcy. The foreclosure was initiated in xx with the loan. The foreclosure complaint was filed on xx. As per servicing comments dated xx, the foreclosure sale was scheduled for xx. As per servicing comment dated xx, the foreclosure was placed on hold as borrower filed for bankruptcy As per servicing comments dated xx/xx/xxxx, the borrower filed for bankruptcy under xx with xx on xx. As per servicing comments dated xx/xx/xxxx, the POC was field on xx. According to servicing comments dated xx/xx/xxxx, the subject property was damaged such as roof. No details are available regarding the estimated repair cost. There is no evidence to confirm the current status of repairs in the latest xx months of collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xx records, the xx has filed bankruptcy under xx with the xx on xx. The xx was filed on xx with the secured claim in the amount of xx and the arrearage in the amount of xx. The schedule D of the voluntary petition shows the secured claim in the amount of xx with the value of collateral that supports the claim is xx so the unsecured portioin is in the amount of xx. The plan was confirmed on xx. As per xx dated the debtor shall pay xx per Month for xx months xx per Month for xxmonths to the trustee.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 450 |-xx-xx-90 |-xx-| -20.00000% Comment: Amortization Term Months is 360. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $2912.09   Variance: $-2912.09   Variance %: -100.00000%   Comment: Deferred Principle per payment history is $0.00.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per review the loan did not found to be modified.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 11/xx/2008   Variance:    Variance %:    Comment: Doc Date of Last Modification is Unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation Type is No Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 412   Variance: -52   Variance %: -12.62135%   Comment: Loan Original Maturity Term Months is 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 9999999999xx999999999999   Variance:    Variance %:    Comment: Payment History String is mmm334333344444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444444   Tape Value: 999999999999xx9999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 3/xx/2037 Tape Value: 7/xx/2041 Variance: -1605 (Days) Variance %: Comment: Stated Maturity Date is Unavailable. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with the estimated HUD and itemization are missing from the loan files is missing from the loan files."
* Missing credit report (Lvl 3) "Missing Credit report in loan file"	* Application Missing (Lvl 2) "Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97108440	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$13,784.66	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	1/xx/2020 12:00:00 AM	01-xx-2014	xx	Not Applicable	2.000%	xx	01-xx-2014	Financial Hardship	Review of updated title report dated xx shows the subject mortgage was originated on xx which was recorded on xx with xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment against borrower which is in the amount of xx recorded on xx and filed by xx
Annual county taxes for the year of xxxx have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from x/xx/xxxx to x/xx/xxxx states that the borrower has been delinquent for xx months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.

//New updated comment-
According to the tape data of payment history as of xx/xx/xxxx, the borrower is xx months delinquent and the next due date is xx/xx/xxxx. The last payment date is unable to be determined. The current P&I is $x,xxx.xx and current PITI is $x,xxx.xx with an interest rate of x.xxx%.The current UPB reflected as per tape data is $xxx,xxx.xx.
Collections Comments:Review of the payment history available from x/xx/xxxx to x/xx/xxxx states that the borrower has been delinquent for xx months. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of x/xx/xxxx and the next due date is x/xx/xxxx. Current UPB reflects in the provided payment history is in the amount of $xxx,xxx.xx.
According to the PACER report, the debtor had filed the bankruptcy under the chapter xx on xx and the plan was confirmed on xx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months. The POC was filed on xx  The POC amount is xx and total arrearage amount is xx

Update:
The current status of the is bankruptcy.
As per the seller’s tape data as of xx the borrower has been delinquent with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
As per the collection comment dated xx the borrower was approved for the x-month TPP which started from xx to xx The borrower made all TPP. As per the collection comment dated xx the borrower approved for the modification. Further details not provided.
As per the collection comment dated xx the xx trustee’s motion to dismiss the case for failure to make plan payment was filed and the hearing was scheduled for xx Further details not provided.
No foreclosure activity has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since xx Foreclosure was referred on xx Foreclosure complaint was filed on xx with case # xx and the lis pendens was filed on same day. . Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx
Bankruptcy Comments:According to the PACER report, the debtor had filed the bankruptcy under the chapter xx  on xx and the plan was confirmed on xx Under amended chapter-xx plan debtor was supposed to pay the trustee the amount of $x,xxx.xx for xx months. The POC was filed on xx  The POC amount is xx and total arrearage amount is xx
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx

Update:
As per the collection comment dated xx the xx trustee’s motion to dismiss the case for failure to make plan payment was filed and the hearing was scheduled for xx Further details not provided.	The loan was modified with an effective date of xx and a new principal balance is xx to a step modification and the rate started from x.xx% and borrower had given promise to pay P&I in the total amount of $x,xxx.xx beginning on xx with a new maturity date of xx The rate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: N/A Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: xx   Variance: xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Amortization type is step   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx Comment: CLTV ration is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx Variance %: xx  Comment: LTV ration is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 044422223333333322221000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Pay string is 44444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000122223333333322224440   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Pay string is 44444444444444   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Cash Out - Other Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.
Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35.
Loan Data $332,306.77 Comparison Data xx Variance -xx
* Missing credit report (Lvl 2)     "Credit report is missing at closing or prior to closing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97286820	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,427.54	12/xx/2023	Unavailable	No	FEMA Disaster	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	683	691	42.234%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage xx.

No chain of assignment has been found.

No judgment and liens were open against the borrower.

County 1st and 2nd installment of xxxx/xxxx have been paid in the amount of $xxxx.xx.

No prior years delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. The UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is in foreclosure. According to the payment history as of x/xx/xxxx, the borrower is currently delinquent for xx months. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. The UPB reflected as per the payment history is in the amount of xx.

The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Foreclosure Comments:The foreclosure was initiated and the file was reffered to an attorney but the referral date is not provided. The complaint filed date also not found. As per the comment dated x/xx/xxxx the foreclosure was put on hold due to covid-xx.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Not Applicable Tape Value: Yes |-xx-| |-xx-| Comment: No bankruptcy. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Does lender require MI YES.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000001100000000000   Tape Value: 000000000001233444444FFF   Variance:    Variance %:    Comment: Payment history string is 4444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000001100000000000   Tape Value: FFF444444232100000000000   Variance:    Variance %:    Comment: Payment history reversed string is 4444444444444444444444.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Post-Close DTI per 1003 Loan Value: 41.621% Tape Value: 44.708% Variance: -3.087% Variance %: -3.08700% Comment: Post close DTI is 41.621%. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value: Date: Type:Full appraisal	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97306966	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,749.22	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.941%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	Unavailable	Unavailable	Full Documentation	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx and was recorded on xx, in book xx at page xx, in the amount of xx, with xx
The chain of assignment has been completed. Currently, the assignment is with xx
There is civil judgment against the borrower in the favor of xx which was recorded on xx, in the amount of $xx,xxx.xx.
There is civil judgment against the borrower in the favor of xx which was recorded on xx, in the amount of $x,xxx.xx.
The 1st, 2nd 3rd, 4th county taxes for the year xxxx have been paid in the amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.	Collections Comments:The loan is performing.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is xx.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.
The property is owner occupied and no comments pertaining damage to the property were observed.
No foreclosure activity was found. No post close bankruptcy record was found.

The current status of the loan is collection.
The reason for default is not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Required State Disclosures Origination Appraisal	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 30/360 |-xx-| |-xx-| Comment: As per note the interest calculation type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The property is not REO.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: Unavailable   Tape Value: 2   Variance:    Variance %:    Comment: Appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000012343   Tape Value: 000000000000000000432111   Variance:    Variance %:    Comment: The payment history string is 000000000000000000012341.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 343210000000000000000000   Tape Value: 111234000000000000000000   Variance:    Variance %:    Comment: The payment history string is 143210000000000000000000.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Unavailable Tape Value: 2 Family Variance: Variance %: Comment: Appraisal report is missing from the loan file. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk indicator is Moderate due to this loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:a credit report fee;appraisal fee;application fee;commitment fee;warehouse fee;discount points;lock-in fee;a service fee not to exceed $25.00 to cancel the mortgage; andfees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:overnight delivery, messenger, fax, and other special delivery fees;flood certification fees;pest inspection or certification fees;final inspection fee;outside counsels' fees as permitted by N.J.S.A. §46:10A-6;certified check fees;credit report and appraisal update fees;not more than one-year of mortgage insurance premiums;survey fees;recording fees;title and title search fees, including title insurance premiums;taxes;tax service fees;radon test fees;other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97356909	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$399.68	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.030%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on x/xx/xxxx with the lender xx The chain of assignment has not been completed. The current assignment is with xx There are no active liens and judgments. The annual county taxes for the year of xxxx are due in the total amount of $xxx.xx.	As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xx,xxx.xx. No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $666.38 |-xx-| $-666.38 |-xx-| -100.00000% Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 362   Variance: -2   Variance %: -0.55248%   Comment: Info updated as per the available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx
Field: Stated Remaining Term Loan Value: 252 Tape Value: 254 Variance: -2 Variance %: -0.78740% Comment: Info updated as per the available docs. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file. Values are updated from initial application."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.

This loan failed the HOEPA higher-priced mortgage loan test.

This loan failed the NC rate spread home loan test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $95,785.90. The disclosed finance charge of $95,733.66 is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold, NC RSHL Axxge Prime Offer Rate APR Threshold Exceeded and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data:  12.170% Comparison data 7.260% Variance +4.910%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data: 12.166%  Comparison data: 6.140%Variance: +6.026%.
3) NC RSHL Axxge Prime Offer Rate APR Threshold Exceeded: - Loan data: 12.166% Comparison data: 5.960% Variance: +6.206%.
However affirmative claims can be made within 2 years of Origination (4 years for Ch-75) and that the Note Date is 08/xx/2011. SOL has been expired.
This loan failed the HOEPA higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
Loan data: 12.166% Comparison data: 6.140%Variance: +6.026%."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing Transfer Disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,401.52	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97356959	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,543.62	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.590%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	73.571%	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	1.000%	xx	01-xx-2018	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx with the lender xx which was recorded on xx
The chain of assignment has been completed. The current assignment is with xx
There is a junior mortgage in favor of xx in the amount of xx recorded on xx
The 1st half and 2nd half combined taxes for the year of xx are paid in the total amount of xx
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx.
The step loan modification agreement was made on xx According to the modified terms, the new modified principal balance is xx The lender has forgiven the principal balance in the amount of xx The borrower promised to pay $xxx.xx monthly with interest rate of x.xx%. The first modified payment date is xx and the maturity is xx There is no balloon payment.
According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx on xx Schedule D of voluntary petition shows the amount of claim as xx and collateral value as xx Therefore, the unsecured portion is xx The debtor had filed the amended chapter xx plan on xx which was not confirmed yet. The creditor had filed the first POC on xx with secured claim amount of xx and arrearage of xx However, the case was dismissed on xx
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx. Schedule D of voluntary petition shows the amount of claim as xx and collateral value as xx Therefore, the unsecured portion is xx The debtor had filed the amended chapter xx plan on xx which was not confirmed yet. The creditor had filed the first POC on xx with secured claim amount of xx and arrearage of xx However, the case was dismissed on xx	The step loan modification agreement was made on xx According to the modified terms, the new modified principal balance is xx The lender has forgiven the principal balance in the amount of xx The borrower promised to pay $xxx.xx monthly with interest rate of x.xx%. The first modified payment date is xx and the maturity is xx There is no balloon payment.	Credit Report Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Info updated as per doc. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -1857 (Days)   Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 1.000%   Tape Value: 2.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -396 (Days)   Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Value: xx   Variance: -397 (Days)   Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx   Tape Value: xx   Variance: -396 (Days)   Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 4.000%   Tape Value: 5.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: xx   Tape Value: xx   Variance: -396 (Days)   Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 5.000%   Tape Value: 6.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000000000000000000000   Tape Value: 000000000000000010211010   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000010   Tape Value: 010112010000000000000000   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 7555 (Days) Variance %: Comment: Info updated as per doc. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per 1003 dated xx the total monthly income is in the amount of xx and the total monthly expenses are in the amount of xx Hence, the DTI is calculated as xx which is exceeding xx DTI limit."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97428843	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,866.93	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.300%	360	480	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.696%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08-xx-2014	xx	Not Applicable	6.000%	xx	01-xx-2014	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx.
There are x state tax liens active against the borrower in the total amount of $xx in the favor of State of Maryland which was recorded on different dates.
There a IRS lien active against the borrower in the amount of $xx,xxx.xx in the favor of Internal Revenue Service which was recorded on x/xx/xxxx.
There are multiple civil Judgments active in the amount of $xx,xxx in the favor of multiple which was recorded on x/xx/xxxx.
There is Judgment active in the Favor of xx in the amount of $xxx.xx which was recorded on x/xx/xxxx.
There is Judgment active in the Favor of xx in the amount of $xxxx.xx which was recorded on x/xx/xxxx.
There is Judgment active in the Favor of xx in the amount of $xxx.xx which was recorded on x/xx/xxxx.
There is Judgment active in the Favor of xx in the amount of $xxx.xx which was recorded on x/xx/xxxx.
There is Judgment active in the Favor of xx in the amount of $xx,xxx which was recorded on x/xx/xxxx.
There is a civil judgment in the favor of xx in the amount of $x,xxx.xx which was recorded on x/xx/xxxx.
1st installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on x/xx/xxxx.
2nd installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for x months and the last payment was received on xx. The P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected is in the amount of $xxx,xxx.xx.
The reason for default is unable to be determined.
The loan modification agreement was made between (borrower) xx.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower “xx. The POC was filed on xx with the POC amount of $xxx,xxx.xx and the amount of arrearage is $xx,xxx.xx. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxxx.xx for the period of xx months under Chapter xx. The date of the last filing is xx.	This loan modification agreement was made between (borrower) xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $x,xxx.xx beginning from xx. There is no provision for the balloon payment. Previously, the loan has been modified in the year xxxx and xxxx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the disclosed APR high-cost threshold exception test.
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): MD Credit Regulations Covered Loan APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors.
Loan Data:11.739%, Comparison Data: 11.690%, and Variance: +0.049%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is Moderate due to

Disclosed APR High-Cost Threshold Exception Test

Loan Data is 11.739% Comparison data is 11.690%  and Variance is 0.049%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is conventional ARM loan. Final HUD-1 reflects MI in the amount of $96.50. However, MI Certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland. The following disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97452897	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$738.76	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.309%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	5.992%	xx	01-xx-2017	Financial Hardship	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx with the borrower xx and lender xx which was recorded on xx. The chain of assignment is complete as the assignment of mortgage is currently with the “xx”.
There is an active state tax lien against the xx which was recorded on xx in favour of “xx”. The supporting document is attached with the updated title report, But SSN# is missing from it to verify whether this lien is against the borrower or not.
1st installment of County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx for the parcel # xx
2nd installment of County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx for the parcel #xx
1st installment of County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xx.xx for the parcel #xx
2nd installment of County tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xx.xx for the parcel # xx
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the month of xx/xx/xxxx. The next due date is xx/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xx,xxx.xx.
Loan Modification agreement was made between borrower and lender on xx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx. The new UPB is in the amount of $xx,xxx.xx. Lender has agreed to defer amount $x,xxx.xx from the principle balance. In addition, $x,xxx.xx of the deferred principle balance is eligible for forgiveness. Therefore the interest bearing amount is $xx,xxx.xx. The new maturity date is xx. The reason for modification is financial hardship.
Comment dated x/xx/xxxx states that the both borrower have been impacted on their work. As per comment dated x/xx/xxxx the borrower is returned on her work and her husband still has a monthly income. Not able to reinstate or do a Repayment plan. Borrower accepted Deferral.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx. The new modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx. The new UPB is in the amount of $xx,xxx.xx. Lender has agreed to defer amount $x,xxx.xx from the principle balance. In addition, $x,xxx.xx of the deferred principle balance is eligible for forgiveness. Therefore the interest bearing amount is $xx,xxx.xx. The new maturity date is xx. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Credit Report Right of Rescission	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Borrower income is impacted by covid-19? is Yes. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $4345.98   Tape Value: $3572.47   Variance: $773.51   Variance %: 21.65196%   Comment: Deferred Principle (Modification) Per payment history is $4,345.98.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active? is NA.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.30920%   Tape Value: 10.31000%   Variance: -0.00080%   Variance %: -0.00080%   Comment: Original Stated Rate is 10.30920%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011111110011010010100000   Tape Value: 003210122121211113223112   Variance:    Variance %:    Comment: Payment History String is 044444011221212111123223.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000001010010110011111110   Tape Value: 211322311212121221032300   Variance:    Variance %:    Comment: Payment History String Reversed is 322321111323233110444440.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $39995.98   Tape Value: $35650.00   Variance: $4345.98   Variance %: 12.19068%   Comment: Principle Balance Stated in Mod is $39,995.98.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance %: Comment: Stated Maturity Date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to TILA Right of Rescission Test and Interest Rate Test are failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test Failed due to Interest Rate Test:.
Interest Rate Test shows Loan Data 10.309%, Comparison Data 10.000% and Variance +0.309%.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplainceEase TILA Test failed due to TILA Right of Rescission Test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable
97466409	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$880.11	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.080%	360	360	xx	xx	Not Applicable	HELOC	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2016	xx	Not Applicable	6.896%	xx	01-xx-2016	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx
No active liens and judgments have been found against the borrower and the property.
First county taxes for the year of xxxx have been paid on xx and second installment taxes are due on each in the amount of xx
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
Collections Comments:According to the review of the servicing comments, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of $xx,xxx.xx.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated and the foreclosure file was referred to an attorney on xx As per the comment dated xx the foreclosure sale date was scheduled for xx however, the foreclosure file was put on hold as the borrower reinstated his account.
Bankruptcy Comments:Not Applicable
The step modification agreement was made on xx between the borrower “xx” and lender “xx. The interest bearing principal Balance is xx with an interest rate of x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly  P&I of $xxx.xx beginning from xx and the maturity is dated xx
Affiliated Business Disclosure Credit Report Good Faith Estimate Missing Dicsloures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: FC was stared and it was put on hold as the borrower reinstated his account. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: Daily   Tape Value: In Arrears   Variance:    Variance %:    Comment: This is HELOC note, the interest calculation type is Daily.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: as per the mod, the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 508   Variance: -148   Variance %: -29.13385%   Comment: As per the note, the loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The mod has step.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: $315.05   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.08000%   Tape Value: 12.09000%   Variance: -0.01000%   Variance %: -0.01000%   Comment: As per the note, stated rate is 12.08%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000006543232232   Variance:    Variance %:    Comment: The payment history string is 00000000000000000012344423.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 232232345000000000000000   Variance:    Variance %:    Comment: The payment history string reversed is 3244443210000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the mortgage doc, the property county name is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 1216 (Days) Variance %: Comment: As per the note, the stated maturuty date is xx Tape Source: Initial Tape Type:	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC disclosure is missing from the loan file." * Missing Required Disclosures (Lvl 3) "HELOC Booklet is missing from the loan file."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	No Result	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97471191	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,461.60	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	612	39.969%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx.
The chain of assignment has not been completed, no latest assignment has been found.
No active liens and judgments found against the borrower.
Annual county taxes for the year xxxx are paid in the amount of $xxxx.xx. No prior year tax delinquency has been found.
Missing PHCCs for loan originated xx. Per tape, loan is showing as next due for x/xx/xxxx and in FB plan.	Collections Comments:Missing PHCCs for loan originated xx/xx/xx. Per tape, loan is showing as next due for x/xx/xxxx and in FB plan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value: xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value:xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.
This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance Ease risk indicator is moderate as loan is failing for Charges That Cannot Increase Test.

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.
This loan does not qualify for a safe harbor. The loan has an APR of 6.093%. The APR threshold to qualify for a safe harbor is
5.290% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.093%    Allowed: 5.290%    Over by: +0.803%"
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA Finance Charge Test is fail. Loan data is $178,189.85 and comparison data is $181,197.38. Hence, the variance is $3007.53.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $181,197.38. The disclosed finance charge of $178,189.85 is not considered accurate because it is understated by more than $100."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Final CD dated xx.  The Final CD shows an added fee of $772.79 which did not appear on Initial LE. However, the Revised LE dated xx reflects Points- Loan Discount Fee in the amount of $773.00. Valid COC is missing from the loan file. This is a fee increase of $772.79 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on Initial CD dated 11/xx/2019.  LE dated 10/xx/2019 reflects a Mortgage Insurance Application Fee at $2786.00, however, Initial CD dated 11/xx/2019 reflects the Mortgage Insurance Application Fee at $2786.43.  This is a fee increase of $0.43 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on Final CD dated 11/xx/2019.  LE dated 10/xx/2019 reflects a Transfer Taxes at $892.00, however, Final CD dated 11/xx/2019 reflects the Transfer Taxes Fee at $2046.37 out of which $1,155.00 is seller paid.  This is a fee increase of $1,154.37 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.093%      Allowed: 5.290%     Over by: +0.803%."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and required MI cert is missing from the loan file."
																																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97516102	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,538.44	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.000%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	5.700%	xx	01-xx-2020	Financial Hardship	According to Updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of assignment has not been completed. Currently, the assignment is from xx. The assignment should be with xx.
No active liens and judgments have been found against the borrower and property.
Annual combined taxes of the year xxxx have been paid in the amount of xx
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and interest rate is x.xx%. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
Collections Comments:The loan is currently performing and active in bankruptcy. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and interest rate is x.xx%. The UPB is reflected in the payment history is in the amount of $xxx,xxx.xx.
The loan has been modified on xx
The borrower xx had filed bankruptcy chapter-xx with the case# xx on xx The plan was confirmed on xx The POC was filed by xx on xx with the secured claim amount of xx and the arrearage is xx As per the Schedule-D pf voluntary petition dated xx the amount of claim is xx and the value of property is xx Hence, the unsecured portion is xx As per amended chapter-xx plan dated xx the debtor shall pay the trustee $xxx.xx monthly for xx months. The date of last filing is xx
The post-closing details regarding the foreclosure have not been found.
The occupancy of the subject property is unable to determine. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy chapter-xx with the case# xx on xx The plan was confirmed on xx The POC was filed by xx on xx with the secured claim amount of xx and the arrearage is xx As per the Schedule-D pf voluntary petition dated xx the amount of claim is xx and the value of property is xx Hence, the unsecured portion is xx As per amended chapter-xx plan dated xx the debtor shall pay the trustee $xxx.xx monthly for xx months. The date of last filing is xx	The Modification agreement was signed between the borrower xx and lender xx. on xx/xx/xxxx. The modified principal balance is $xxx,xxx.xx. The borrower promises to pay the P&I in the amount of $xxxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: The borrower xx had filed bankruptcy chapter-xx with the case# xx on xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Payment Plan   Variance:    Variance %:    Comment: Bankruptcy-Delinquent   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2020   Tape Value: 8/xx/2018   Variance: 651 (Days)   Variance %:    Comment: 8/xx/2018.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The FC has not been initaited.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.00000%   Tape Value: 7.70000%   Variance: 3.30000%   Variance %: 3.30000%   Comment: 11.0000%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $620,674.06. The disclosed finance charge of $470,768.72 is not considered accurate because it is understated by more than $100.
The loan data is $470,768.72 and comparison data is $620,674.06; hence, the variance is -$149,905.34.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $620,674.06. The disclosed finance charge of $470,768.72 is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is $470,768.72 and comparison data is $620,674.06; hence, the variance is -$149,905.34.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.127%. The disclosed APR of 9.490% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 9.490% and comparison data is 11.127%; hence, the variance is -1.637%."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per Appraisal report, the appraised value is xx which is less than the original balance of xx Hence, the LTV exceeds the 104%."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97704063	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.350%	360	480	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	541	548	49.752%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	Not Applicable	4.298%	xx	01-xx-2017	Financial Hardship	Updated title report as of xx/xx/xxxx shows that the subject mortgage is on xx lien position. Subject mortgage was originated on xx Chain of assignment is incomplete as the current assignee is xx. There is a senior mortgage in the amount of xx There is a junior state tax lien in the amount ofxx Annual tax is $x.xx.	Payment history as of xx/xx/xxxx shows that the loan is x month behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is x month behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of post-closing foreclosure or bankruptcy has been found.
Evidence of damage has been noted in the servicing comment. As per collection comment dated x/xx/xxxx the septic tank of subject property has been broken and repair cost is xx No further detail about repair has been mentioned. We are unable to determine whether the repair has been done or not. No latest BPO has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx As per MOD borrower has agreed to pay the interest bearing amount of xx with fixed interest rate of xx % and P&I of xx First payment was started from xx and the maturity date is xx	Affiliated Business Disclosure Loan Program Info Disclosure	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $2560.02 |-xx-| |-xx-| Comment: Deferred Balance amount is "Not Applicable". Tape Source: Initial Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: xx Comment: Escrow advance is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: is REO active? is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Comment: Loan original Maturity term months are x   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Variance:    Variance %:    Comment: Payment history string is "xx".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xx   Variance:    Variance %:    Comment: Payment history string reversed is "xx.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Comment: Principal Balance stated in Mod is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Property Address street is "xx   Tape Source: Initial   Tape Type:
																																																																																																				Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx xx Comment: Unpaid principal balance as per payment history is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file." * Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to be confirmed." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97823107	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,285.65	07/xx/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignment is incomplete as the assignment of mortgage is currently with the “xx”.
There is an active IRS lien against the xx in the amount of $xxx,xxx.xx which was recorded on xx in favor of xx.
3rd installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
4th installment of combined tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
Review of the latest xx months payment history shows that the borrower is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the month of x/xx/xxxx. The next due date is x/xx/xxxx. The current interest rate is x.xxx% and as per the payment history current UPB is in the amount of $xxx,xxx.xx.
Evidence has been found regarding the COVID-xx in the available loan file. As per forbearance agreement which is located at "xx" the borrower has been impacted. The forbearance will begin on xx/xx/xxxx through xx/xx/xxxx and will resume making regular monthly payments on xx/xx/xxxx. No further information has been found regarding the COVID-xx in the available servicing comments. No further information has been found regarding the COVID-xx in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in axxge condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	Field: Current Legal Status Loan Value: Performing Tape Value: Collections, < 60 Days |-xx-| |-xx-| Comment: Current Legal Status is Performing. Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $0.00   Tape Value: xx   Comment: Escrow Balance per Payment History is $0.00.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 012200011000000000000000   Tape Value: FCCCCCCCCCCCCCC33CCC3363   Variance:    Variance %:    Comment: Payment History String is 1220001100000000000000001.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000110002210 Tape Value: 3633CCC33CCCCCCCCCCCCCCF Variance: Variance %: Comment: Payment History String Reversed 10000000000000011000221. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan file. Also the estimated HUD-1, or and Fee itemization are not available in the loan file."
* Missing credit report (Lvl 3) "Credit report is missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97885196	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,149.00	12/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	2.000%	xx	01-xx-2020	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in favor of xx and it was recorded on xx. The chain of assignment is incomplete. Currently, the mortgage is with xx. This should be with xx. No active judgments or liens have been found. Second installment combined taxes of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.	The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx.	Collections Comments:loan is in bankruptcy. The payment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. The payment next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of $xx,xxx.xx. According to the xx, xx had filed bankruptcy under chapter-xx with the case#xx on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xxand value of collateral that support for this claim was xx. However, unsecured portion remain as $x,xxx.xx. POC was filed by xx on xx, in the secured claim amount of xx and an arrearage in the amount of $x,xxx.xx. Chapter xx plan was filed on xx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid in the amount of $xxx.xx monthly . This plan was confirmed on xx.
 Foreclosure was started in xxxx and complaint (xx) was filed on xx/xx/xxxx with the case#xx. File was put on hold due bankruptcy filing on xx. Loss mitigation hold was started on xx. This hold was ended on xx. Same day comment shows foreclosure case is dismissed.   According to collection comment, no damages or repairs have been found.

Update:
According to the collection comments, the loan is in bankruptcy. The tape shows the current balance is $xx,xxx.x, and the next due date is xx/xx/xxxx.
No evidence of foreclosure has been found.
No evidence of damage or repair has been found.
As per collection comments as of xx/xx/xxxx, the post-petition payment due date is xx.
Foreclosure Comments:Foreclosure was started in xx nd complaint (xx) was filed on xx with the case#xx. File was put on hold due bankruptcy filing on xx. Loss mitigation hold was started on xx. This hold was ended on xx. Same day comment shows foreclosure case is dismissed.
Bankruptcy Comments:According to the xx, xx had filed bankruptcy under chapter-xx with the case#xx on xx Schedule D in voluntary petition dated xx states, the amount of claim without deducting value of collateral was $xxand value of collateral that support for this claim was xx. However, unsecured portion remain as $x,xxx.xx. POC was filed by xx on xx, in the secured claim amount of xx and an arrearage in the amount of $x,xxx.xx. Chapter xx plan was filed on xx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid in the amount of $xxx.xx monthly . This plan was confirmed on xx.

Update:
As per collection comments as of xx/xx/xxxx, the loan is in bankruptcy. The post-petition payment due date is xx	The loan modification agreement was made on x/x/xxxx with the new modified unpaid principal balance $xx,xxx.xx. Lender has permanently forgiven the principal balance in the amount of $xx,xxx.xx. The interest bearing amount was $xx,xxx.xx with step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on x/x/xxxx. The step rate was in x steps ending at rate x.xxx% and P&I will be $xxx.xx applicable from x/x/xxxx to maturity date xx.	Affiliated Business Disclosure Credit Application Credit Report Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 007776667766666666666699   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 996666666666667766677700   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx Variance: 29 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 8766 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
xx requires the xx to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the xx (1st Lien), Unregulated xx, Consumer Loan License, Consumer Loan License xx, or the Exemption Letter xx. The xx are not available for loans with a closing date before the xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to loan failed the Indiana license validation test."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan was originated on xx as FHA. Final 1003 & Final HUD-1 is missing from the loan file. The required MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan fie."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97973385	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$11,017.12	12/xx/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.300%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	530	519	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx

x. There is notice of assessment lien (HERO Program) of $xxxxx.xx in the favor of xx
x. There is an active junior Mortgage available in the updated title report in the amount of xx

Property tax Status:
The property taxes for the year xxxx are due in two installments of $xxxx.xx on xx/xx/xxxx and x/xx/xxxx respectively.
No delinquent taxes have been found.	Review of payment history as of x/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.	Collections Comments:As per collection comments, the loan currently in bankruptcy.
Review of payment history as of x/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on x/xx/xxxx and foreclosure went on hold due to bankruptcy on x/xx/xxxx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
The debtor (Rock) had filed Bankruptcy under chapter-xx on xx/xx/xxxx with the Case#xx-xxxxx and the plan is confirmed on x/xx/xxxx.
The POC was filed on x/xx/xxxx with the secured claim of $xxx,xxx.xx with an arrearage of $xx,xxx.xx.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on x/xx/xxxx and foreclosure went on hold due to bankruptcy on x/xx/xxxx. No more evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor (Rock) had filed Bankruptcy under chapter-xx on xx/xx/xxxx with the Case#xx-xxxxx and the plan is confirmed on x/xx/xxxx.  As per the plan, the plan payments $xxxx.xx per month for xx months.
The POC was filed on x/xx/xxxx with the secured claim of $xxx,xxx.xx with an arrearage of $xx,xxx.xx.	Not Applicable	Affiliated Business Disclosure ARM Rider Credit Application Notice of Servicing Transfer Prepayment Penalty Rider	Field: ARM Index Margin Percent Loan Value: 3.450% Tape Value: 3.390% |-xx-| 0.060% |-xx-| 0.06000% Comment: Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: 3.450%   Tape Value: 3.390%   Variance: 0.060%   Variance %: 0.06000%   Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure ? is Yes.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 4/xx/2007   Variance:    Variance %:    Comment: Doc Date of Last Modification is Unavailable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment: Loan Documentation Type is No Documentation.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 4/xx/2021   Tape Value: 7/xx/2019   Variance: 640 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 62.658%   Tape Value: 26.969%   Variance: 35.689%   Variance %: 35.68900%   Comment: Original CLTV Ratio Percent is 53.226%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 62.658%   Tape Value: 26.969%   Variance: 35.689%   Variance %: 35.68900%   Comment: Original Standard LTV (OLTV) is 53.226%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000002222222222   Tape Value: 001222232323345678999999   Variance:    Variance %:    Comment: Payment History String is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 222222222200000000000000 Tape Value: 999999876343323232212100 Variance: Variance %: Comment: Payment History String Reversed is 444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan file."
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM Rider is missing from loan file."
* Mortgage Riders incomplete / inaccurate (Lvl 2)     "Required Mortgage Riders is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment Rider is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98212370	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,723.26	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	56.078%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12-xx-2019	xx	Not Applicable	4.000%	xx	01-xx-2019	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xx.
There are two HOA liens against the subject property in the favor of the same plaintiff xx xx for the total amount of xx.
There is an IRS lien open against the borrower xx. xx.
City and county  taxes for the year xxxx have been paid total in the amount of xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the seller's tape data, the UBP is in the amount of xx.

Collections Comments:According to the review of the servicing comments, the loan is in the collection. According to a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. The UPB does not reflect in the latest payment history; however, as per the seller's tape data, the UBP is in the amount of xx.
Unable to determine the reason for the default from the available servicing comments.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the review of the servicing comments, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement made on xx/xx/xxxx between (Borrower)xx to be paid at the rate of interest of x.xx% and P&I of $xxxx.xx with the first payment due for xx and the maturity date of xx. As per the loan modification agreement rider located at “xx”, the lender agrees to permanently forgive $xx,xxx.xx from the new principal balance.	Credit Report Initial Escrow Acct Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |-xx-xx-120 |-xx-| -25.00000% Comment: As per the note, the amortization term months is 360. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: note has only one borrower.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: note has only one borrower.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2019   Tape Value: 12/xx/2019   Variance: -30 (Days)   Variance %:    Comment: As per the mod, the loan was modified on 11/xx/2019.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not require MI.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NO foreclosure activity has been found.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2020   Variance: 1356 (Days)   Variance %:    Comment: As per the payment history, the last payment received date is 6/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 635   Variance: -275   Variance %: -43.30708%   Comment: As per the note, the loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010444444444444444444444   Tape Value: 333322110003333333322221   Variance:    Variance %:    Comment: The payment history string is 43333221100033333333333222.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444010   Tape Value: 122223333333300011233333   Variance:    Variance %:    Comment: The payment history string is 43333221100033333333333222.   Tape Source: Initial   Tape Type:
xx
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per the appraisal report, the subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow disclosure is missing in the loan file."
																																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98233310	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,630.04	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	648	Not Applicable	41.450%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The last assignment is with the lender, xx
No active judgments or liens have been found against the subject property/the borrower.
First and second installments of county taxes for the year of xxxx are due in the amount of $xxxx.xx on xx/xx/xxxx and xx/xx/xxxx. No prior year's delinquent taxes have been found.
Payment history is missing from xx/xx/xxxx to xx/xx/xxxx.
According to seller's tape data of payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. The UPB as per tape data is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx.	Collections Comments:The loan is in collection and the next due date is xx/xx/xxxx. The UPB as per tape data is reflected in the amount of $xxx,xxx.xx. The current interest rate is x.xxx% and P&I is $x,xxx.xx. Payment history is missing from xx/xx/xxxx to xx/xx/xxxx.
According to comment dated xx/xx/xxxx, the reason for default is unemployment. According to comment dated xx/xx/xxxx, the borrower has been impacted by COVID-xx. According to comment dated xx/xx/xxxx, xx days forbearance plan has been offered to borrower for the amount of $xxxx.xx till xx/xx/xxxx. According to comment dated xx/xx/xxxx, the forbearance extension for x months has been approved till xx/xx/xxxx. According to comment dated xx/xx/xxxx, the borrower had accepted extension for x months till xx/xx/xxxx.
Borrower is owner of xx. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest BPO report is available in the loan file.

Update:
The loan is currently performing.
As per comment dated xx/xx/xxxx, borrower’s income was impacted by covid-xx. RPP was approved for xx months which started on x/xx/xxxx.
As per comment dated x/xx/xxxx, subject property has been occupied by the owner.
No details related to the bankruptcy have been found.
No foreclosure activity has been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Post-Close DTI per 1003 Loan Value: 41.450% Tape Value: 21.856% |-xx-| 19.594% |-xx-| 19.59400% Comment: DTI is 41.45%. Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 23.086% Tape Value: 40.220% Variance: -17.134% Variance %: -17.13400% Comment: Housing Ratio is 23.086%. Tape Source: Initial Tape Type:	3: Curable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 3) "Unable to determine borrower's ATR
Tax returns for year 2017 are missing in the loan file, hence, unable to determine borrower's income trend."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan Fails Multiple Tests,

TILA Right of Rescission Test,
Lender Credits That Cannot Decrease Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA Right of Rescission Test.
Closing Document dated 12/xx/2019 reflects Closing Date is 12/xx/2019 , and Disbursement Date is 12/xx/2019, However Right of Rescission Expiration Date is 12/xx/2019."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the Lender Credits That Cannot Decrease Test.
Revised LE dated 10/xx/2019 reflects NSLC as $5,170.00,
However Initial CD dated 11/xx/2019 reflects NSLC as 0.00, However COC is given for decreased lender credit (Pg # 732) ."
* Income documentation does not meet guidelines (Lvl 3)     "Tax returns for year 2017 are missing in the loan file. Post close dated LP report dated 6/xx/2020 in which self-employed income has been submitted required two years of Tax returns. Tax return for the year 2018 is available."
* Loan does not conform to program guidelines (Lvl 3)     "Loan was not run through LP as self employed, in forbearance."
* Missing Appraisal (Lvl 3)     "Property Appraisal Report is Missing from the Loan Documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower or memorialized comment by the Loan Officer."
																																																																																																							* Settlement date is different from note date (Lvl 3) "Note Date Reflects 11/xx/2019, whereas Mortgage Document was signed on 12/xx/2019."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98316480	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$562.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.120%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	Yes	Yes	No	530	479	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is with xx
There are no active liens and judgments.
The annual county taxes for the year of xxxx are due in the total amount of $xxx.xx.
As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xxxxx.xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx in the amount of $xxx.xx for the due date of x/xx/xxxx. The next due date is xx/xx/xxxx. The current unpaid principal balance is $xxxxx.xx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 30/360 |-xx-| |-xx-| Comment: Info updated as per the doc. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per the doc.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Info updated as per the doc. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "The Manufactured home has not been affixed to permanent foundation.
Appraisal report is missing from the loan file. According to the seller’s tape data, the subject property type is mobile home. Neither final title policy has ALTA-7 endorsement attached with it nor does the mortgage have VIN/Serial number listed in it. It is unable to confirm whether subject property is affixed to the land. Latest driven by BPO report dated 3/xx/2020 reveals that the subject property type is Manufactured. No affixation document has been found."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1, estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Credit Score for borrower is less than 500 (Lvl 2)     "Credit score for borrower is less than 500."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98330844	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,158.23	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	633	682	51.565%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of mortgage assignment is incomplete as no assignment has been found. This should be with xx
There are two UCC financial statements open against the borrower in the favor of xx	The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xx%. The current unpaid principal balance reflects in the amount of $xxx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
At the time of origination borrower was working as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: N.A. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 000000000000 Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.56% as the Borrower income was $3,402.90 and total expenses are in the amount of $1,754.71 per AUS/DU (xx) and its recommendation is “Approve/Eligible” at a DTI of 51.59%.SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98377129	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	550	Not Applicable	0.000%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	3.330%	xx	01-xx-2020	Financial Hardship	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment is incomplete. Currently, the mortgage assignment is with xx. No active judgments or liens have been found. xxxx taxes are exempted.	The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.	Collections Comments:Loan is in performing status.
The payment history dated as of x/xx/xxxx reveals that the borrower is current with loan. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance reflects in the amount of $xx,xxx.xx.
As per comment dated x/xx/xxxx, the foreclosure was started by referring to attorney. Foreclosure was put on hold due to loss mitigation on x/xx/xxxx. The trial plan was approved. Comment dated x/xx/xxxx states that the file was closed. Loan was modified on xx.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found. Comment dated x/xx/xxxx states that the property is occupied by owner.

Foreclosure Comments:As per comment dated x/xx/xxxx, the foreclosure was started by referring to attorney. Foreclosure was put on hold due to loss mitigation on xx. The trial plan was approved. Comment dated x/xx/xxxx states that the file was closed. Loan was modified on xx.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between Borrower and servicer onxx with a new principal balance of $xx,xxx.xx with fixed rate of x.xxx%. The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl.	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 756 |-xx-xx-396 |-xx-| -52.38095% Comment: Amortization Term months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure is Yes.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation type is Full Documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 636   Variance: -276   Variance %: -43.39622%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 021100332344244444334443   Tape Value: 006654321032100111100000   Variance:    Variance %:    Comment: Payment History string is 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 344433444442443233001120   Tape Value: 000001111101230123466600   Variance:    Variance %:    Comment: Payment History string reversed is 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 30.323%   Tape Value: 4974.000%   Variance: -4943.677%   Variance %: -4943.67700%   Comment: Post-Close DTI per 1003 is 30.323%   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Purpose of Refinance per Application is Debt Consolidation Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98454042	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,644.68	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.080%	240	240	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	453	431	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
Chain of assignment has been completed. Currently, the mortgage is with xx
There is a judgment in the favor of xx
Annual taxes for the year of xxxx have been due in the amount of $xxxx.xx.
Annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. The UPB is $xx,xxx.xx. The current P&I is $xxx.xx and PITI is $xxx.xx.

Updated comment:
According to the payment history as of xx/xx/xxxx, the borrower is currently x months delinquent with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.
No evidence of post-closing foreclosure has been found.
No records for bankruptcy have been found. The RFD is unable to determine.
The loan was modified once since origination. No comments have been found stating the borrower’s income has been impacted by Covid-xx. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
This is Conventional ARM rate mortgage with  P&I of $xxx.xx with the rate of interest x.xxxxx% and a maturity date of  x/xx/xxxx. The P&I as per payment history is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The tape reflects the loan was modified on x/x/xxxx and its maturity is x/x/xxxx. However, the loan modification agreement is missing from the loan file.
Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $17180.45 |-xx-| $-17180.45 |-xx-| -100.00000% Comment: the loan modification agreement is missing from the loan file. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 1/xx/2013   Variance:    Variance %:    Comment: the loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No evidence of post cloisng foreclosure has been found.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: the loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: the loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: the loan modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 044444444444444444444444   Tape Value: 000000000000000000010000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444440   Tape Value: 000010000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: An Appraisal Report at the origination located at “xx” shows the type of subject property as a manufactured home Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Credit Score for borrower is less than 500 (Lvl 2)     "Credit score for borrower is less than 500"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. An Appraisal Report at the origination located at “0001737335_Appraisal_APR  Uniform Residential Appraisal_4252017 81833 PM” shows the type of subject property as a manufactured home with VIN# HRST1236765. However, the document“Manufacture Home Certificate of Permanent Land” available at “49901 pg#11” shows the subject property has been permanently affixed to a foundation.""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98641071	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,699.80	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	638	Not Applicable	43.875%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx.
There is a certificate of tax sale for unpaid municipal lien in the amount of xx. However, the lien is redeemed.
There is an active junior Hospital/Medical Lien (Judgment) has been found pending against the borrower “xx” for the amount of $xxx.xx, which is in the favor of “xx”, and it was recorded on xx.
xxxx Third Installment of Town Taxes has been paid in the amount of $x,xxx.xx on xx/xx/xxxx and Fourth Installment is due for xx/xx/xxxx in the amount of $x,xxx.xx.
xxxx First Installment of Town Taxes are due for xx/xx/xxxx in the amount of $x,xxx.xx and Second Installment is due for xx/xx/xxxx in the amount of $x,xxx.xx. No prior years delinquent taxes have been found.
Review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. The last payment was made in the amount of $x,xxx.xx on xx/xx/xxxx which was due for xx/xx/xxxx. Next due date for regular payment is xx/xx/xxxx. Payment history shows current UPB as $xxx,xxx.xx and as per tape data the current Interest Rate is x.xxx%.	Collections Comments:Available servicing comments till x/xx/xxxx and review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. The last payment was made in the amount of $x,xxx.xx on xx/xx/xxxx which was due for xx/xx/xxxx. Next due date for regular payment is xx/xx/xxxx. Payment history shows current UPB as $ xxx,xxx.xx and as per tape data the current Interest Rate is x.xxx%.
According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx. The debtor had filed the chapter xx plan on xx which was confirmed on xx. According to the plan, the debtor shall pay to the trustee $xxxx.xx for xx months. The creditor had filed the POC on xx with secured claim amount of xx. The borrower was discharged from bankruptcy on xx.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest xx months servicing comments. BPO report dated xx located on “xx” As per BPO Agent inspection; the subject property has been Owner Occupied. Property is in axxge condition and appears to be adequately maintained. There are no repairs noted based on the exterior inspection.
No comment found stating that the borrower’s income is impacted due to Covid-xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx. The debtor had filed the chapter xx plan on xx which was confirmed on xx. According to the plan, the debtor shall pay to the trustee $xxxx.xx for xx months. The creditor had filed the POC on xx. The borrower was discharged from bankruptcy on xx.As per the final Trustee’s report dated xx, the principal amount of xx has been paid.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Escrow Balance per Payment History Loan Value: $0.00 Tape Value: xx Comment: Escrow Balance per Payment History is (xx). Tape Source: Initial Tape Type:
Field: Number Of Units   Loan Value: 1   Tape Value: 0   Variance: 1   Variance %:    Comment: Number of unit is 1.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 99999999999999999999999C   Variance:    Variance %:    Comment: Payment History string is 001234444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: C99999999999999999999999   Variance:    Variance %:    Comment: Payment History String Reversed is 444444444444444444432100.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Comment: UPB as per Payment History is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx State. The following state disclosures are missing in the loan file.
1) Delivery Fee Authorization
2) NJ Attorney Disclosure
3) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
4) Commitment Disclosures
5) Choice of Insurer Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98696523	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,437.71	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	37.775%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	3.250%	xx	01-xx-2020	Financial Hardship	The review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage xx.
The chain of the assignment has been completed. The latest assignment is with xx.
There are two active junior mortgages against the subject property which are as follows.
x. The first in the favor of xx.
x. The second in the favor of xx.
Annual combined taxes for the year xxxx have been paid on xx/xx/xxxx for the amount of $x,xxx.xx and annual city taxes have been paid on xx/xx/xxxx for the amount of $xxx.xx.
Annual combined taxes for the year xxxx are due on xx/xx/xxxx for the amount of $x,xxx.xx and annual city taxes are due on xx/xx/xxxx for the amount of $xxx.xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower current with the loan for and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to a review of the payment history as of xx/xx/xxxx, the borrower current with the loan for and the next due date is xx/xx/xxxx.  The last payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx.  The UPB does reflect in the latest payment history; however, as per the tape data the UPB is in the amount of xx.
As per the servicing comments, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrower  xx had filed for bankruptcy under Chapter-xx with xx and the plan was not confirmed. The POC was filed by the creditor xx with the POC amount of xx and the amount of arrearage is xx. As per the proposed chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx for the period of xx months. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx. The case was dismissed on xx.

The step modification agreement was made on xx/xx/xxxx between the borrower xx. The new principal balance is xx with an interest rate of x.xxx% which steps up in x steps ending at x.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx/xx/xxxx. The servicer agreed to forgive the xx. The loan has been modified four times since origination.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK was filed and it was dismissed. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosue was initiated.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 2/xx/2020   Tape Value: 2/xx/2025   Variance: -1827 (Days)   Variance %:    Comment: As per the mod, the step 1 date is 2/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.250%   Tape Value: 4.250%   Variance: -1.000%   Variance %: -1.00000%   Comment: verified   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 2/xx/2025   Tape Value: 2/xx/2026   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 2 date is 2/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.250%   Tape Value: 5.250%   Variance: -1.000%   Variance %: -1.00000%   Comment: As per the mod, the step 2 rate is 4.250%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 2/xx/2026   Tape Value: 2/xx/2027   Variance: -365 (Days)   Variance %:    Comment: As per the mod, the step 3 date is 2/xx/2026.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 5.250%   Tape Value: 5.765%   Variance: -0.515%   Variance %: -0.51500%   Comment: As per the mod, the step 3 rate is 5.250%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000099999999999999   Variance:    Variance %:    Comment: The payment history string reversed is 000000000000MMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 999999999999990000000000   Variance:    Variance %:    Comment: The payment history string reversed is MMMMMMMMMMMMMMMMM000000000000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $160180.32   Tape Value: $158107.85   Variance: $2072.47   Variance %: 1.31079%   Comment: As per the mod, the principal balance is $160,180.32.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: 6888 Cheswick Dr   Tape Value: 6888 CHESWICK DR   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 2/xx/2056   Tape Value: 2/xx/2029   Variance: 9861 (Days)   Variance %:    Comment: As per the mod, the stated matruity date is 12/xx/2034.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 425 Tape Value: 461 Variance: -36 Variance %: -7.80911% Comment: As per the mod, the remaining stated term is 425. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report at the time of origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98706500	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,392.34	12/xx/2023	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	647	50.913%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11-xx-2020	xx	Not Applicable	3.250%	xx	01-xx-2020	Financial Hardship	The review of the updated title report dated xx

 The Chain of assignment has been completed. The last assignee is xx

Active mortgages, liens and judgments are found against borrower and property is as follows:

• There is a child support lien active against the borrower in the favor of “xx
xxxx/xxxx county taxes of 1st and 2nd are due on xx/xx/xxxx and x/xx/xxxx total in the amount of $ xxxx.xx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The Loan current status is performing.
 According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The borrower has been making payment as per Loan modification agreement was made on xx.The agreement made between the borrowersxx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per loan modification agreement is xx Modification contains x  steps .Currently borrower making payment as per first step.
According to collection comment dated xx the RFD is curtailment of income.
The subject property is occupied by owner. The borrower's intention is to keep the property.
No evidence has been found regarding  Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:As per sellers tape data the foreclosure was initiated in xx file was referred to attorney completed on xx No further detail has been found.
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed for bankruptcy under chapter-xx with the case#xx.The POC was filed on xx the POC amount is xx and the arrearage amount is xx The debtor shall pay the trustee $xxx.xx for xx months under chapter xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is $xx.xx. There is no comment indicating a cram down. However the bankruptcy was d terminated on xx	The borrower has been making payment as per Loan modification agreement was made on xx agreement made between the borrowers xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx The maturity date as per loan modification agreement is xx Modification contains x steps .Currently borrower making payment as per first step.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: did not use for review. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: did not use for review.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per note, loan amortization type is Step. However, the tape data reflects Fixed.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: did not use for review.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: transaction type is refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The settlement date as per HUD-1 is xx which is later than Note date xx
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date xx is different than the note date xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98882186	xx	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,604.10	12/xx/2023	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,249.50	xx	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	60	purchase	Unavailable	Unavailable	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2017	xx	xx	3.000%	xx	01-xx-2018	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the mortgage is with xx. There is are x HOA liens against the property first which was recorded on xx. There is a civil Judgment which was recorded on xx. Annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. N prior year delinquent taxes have been found.	As per the review of payment history, the borrower has been delinquent with the loan for xx+days and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. The current P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is currently in Bankruptcy and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date x/xx/xxxx. According to the xx. The loan was modified on xx/xx/xxxx. The reason for default is loss of hours due to pandemic. As per collection comment dated x/xx/xxxx, there was property damage due to Hail and the date of loss is on x/xx/xxxx. The estimated cost of damage has not been mentioned. As per collection comment dated x/xx/xxxx there is loss draft check which was received in the xx in the amount of $xxxxx.xx. No further details have been found.

As per the comment dated x/xx/xxxx, the borrower’s income was impacted by Covid-xx. The borrower stated the working hours were deducted and had neck injury. No further details have been found.

Update:
As per seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current balance is $xxx,xxx.xx.
The loan has been modified.
As per the comment dated x/xx/xxxx, the foreclosure was initiate din xxxx and the complaint was filed on x/xx/xxxx. As per the comment dated xx/xx/xxxx, the foreclosure was cancelled. The loan has been reinstated.
As per the comment dated x/xx/xxxx, the borrower filed bankruptcy with the xx. The case was terminated on xx.
As per the comment dated x/xx/xxxx, there is fraud regarding modification email. As per the comment dated x/xx/xxxx, the mod was cancelled.
As per the comment dated x/xx/xxxx, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the comment dated x/xx/xxxx, the foreclosure was initiate din xx. As per the comment dated xx/xx/xxxx, the foreclosure was cancelled. The loan has been reinstated.
Bankruptcy Comments:According to the xx the borrower xx. The POC was filed on xx.The schedule D of Voluntary Petition contains does not contain any unsecured portion. There is no comment indicating a cram-down. As per chapter xx plan dated xx.

Update:
As per the comment dated x/xx/xxxx, the borrower filed bankruptcy with the xx.	The loan was modified on xx/x/xxxx between the borrower xx. The new modified principal balance as per modification is in the amount of $xxx,xxx.xx with an interest rate of x.xx% and the borrower promises to pay P&I in the amount of $xxx.xx, beginning from x/x/xxxx. The maturity date as per modification is xx/x/xxxx.The deferred balance other than principal is $xxx,xxx.xx; the interest bearing principal balance is $xxx,xxx.xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 619 |-xx-xx-259 |-xx-| -41.84168% Comment: The ammortization term months is 360. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: There is no any ballon in note.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: According to the PACER, the borrower xx.   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the comment dated 8/xx/2020, the borrower’s income was impacted by Covid-19. The borrower stated the working hours were deducted and had neck injury. No further details have been found.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2017   Tape Value: 12/xx/2017   Variance: -10 (Days)   Variance %:    Comment: Document date of last modification is 12/xx/2017.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The interest only for 60 months.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 619   Variance: -259   Variance %: -41.84168%   Comment: Loan original maturity term months is 360   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Comment: The Appraisal report at the time of origination is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: The Appraisal report at the time of origination is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000432212000044444444444   Tape Value: 111000010222223543565544   Variance:    Variance %:    Comment: As per Payment History the Payment History String is 101100001012222223344344   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444440000212234000   Tape Value: 445565345222222010010111   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is 4434433222222210100001101   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,759.48	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98929002	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	No	Not Applicable	First	$0.00	$157.67	Unavailable	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	30.813%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2019	xx	Not Applicable	3.035%	xx	01-xx-2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has been completed. xx.
There are x junior state tax liens against the borrower xx for the total amount of $xx,xxx.xx which was recorded on different dates.
The utility annual taxes for the year xxxx were delinquent in the amount of $xxx.xx.	According to the seller’s tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx; however, unable to determine the last payment received date. The UPB reflected in the amount of $xxx,xxx.xx.	Collections Comments:The current status of loan is performing.
According to the collection comment dated x/xx/xxxx, the borrower’s income was lost due to pandemic.
According to the seller’s tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx; however, unable to determine the last payment received date. The UPB reflected in the amount of $xxx,xxx.xx.
According to the servicing comments, the foreclosure was initiated by referring the file to attorney on xx.The foreclosure was put on hold due to modification which was started on xx.
xx had filed bankruptcy under chapter x with the case#xx on xx. The case was discharged on xx and terminated on xx.
The loan has been modified since origination on xx.
According to the BPO report dated x/xx/xxxx (xx), the subject property was occupied by owner with no damages and repairs noted.

Update:
As per the review of the collection comments, the foreclosure was initiated on xx. Further details not provided.
As per the collection comment dated xx/xx/xxxx, the borrower's income was impacted by Covid-xx.

Foreclosure Comments:According to the servicing comments, the foreclosure was initiated by referring the file to attorney on xx.The foreclosure was put on hold due to modification which was started on xx.
Bankruptcy Comments: xx (borrower) had filed bankruptcy under chapter x with the case#xx on xx. The case was discharged on xx and terminated on xx.	The loan modification agreement was made between xx and xx on xx with a new principal balance of $xxx,xxx.xx with fixed rate of x.xxx%.The borrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on x/x/xxxx till the maturity date of xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: BK is terminated. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per CC, borrower impacted by COVID.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Fc is on hold due to mod.   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $3878.18   Variance: $-3878.18   Variance %: -100.00000%   Comment: No deferred in MOD.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Loan is FHA.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest cal. is 360/360.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 523   Variance: -163   Variance %: -31.16634%   Comment: Loan terms are 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000001233000mmmmmm   Tape Value: 000000000332100000543222   Variance:    Variance %:    Comment: String is 00000000000003321mmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmm000332100000000000   Tape Value: 222345000101233000000000   Variance:    Variance %:    Comment: String is mmmmm00033210000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2057 Tape Value: 4/xx/2057 Variance: 183 (Days) Variance %: Comment: As per note, maturity is 10/xx/2057. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker. Line 801 "Our Origination Charge" should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line 802 "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are disclosed in the 1300 series may be retained by the originator(s).
All items in the 1000, 1100, and 1200 series should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines 804 - 807), mortgage and homeowner's insurance premiums (lines 902 - 903), and required services that you can shop for in the 1301 section should not be retained by the lender or broker."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the RESPA originator compensation validation test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan was originated as FHA. As per 1003, MI value is $118.51; however, required MI certificate is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98931048	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,415.37	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	37.798%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx

No single assignment of mortgage is available in the updated title report. The chain of assignment is completed as the subject mortgage is still with the lender, xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual combined taxes for xxxx have been paid in full in the amount of xx on xx

No prior year delinquent taxes have been found in the updated title report.

Update:
The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
Review of updated payment history as of x/xx/xxxx, the loan is currently performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.

Update:
According to the payment history on the seller’s tape dated xx/xx/xxxx, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing and the next due for regular payment is x/xx/xxxx. The last regular payment (P&I) has been made on x/xx/xxxx in the amount of $x,xxx.xx for the due date of x/xx/xxxx. The UPB as of the date is in the amount of $xxx,xxx.xx.
The borrower has been working in "xxc" as a "xx" for last xx months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |-xx-| xx |-xx-| xx Comment: Total Housing Expenses is $1,965.49, All other monthly expense is $933.50. Total Borrower's Income is $8081.00. DTI : 35.874%. Tape Source: Initial Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Final Application reflects the Borrower's mailing address city as xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: The Final Application reflects the Borrower's mailing address Street as xx.   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Final Application reflects the Borrower's mailing address zip code as xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: PH string is mentioned for 24 months but tape shows for 12 months.   Tape Source: Initial   Tape Type:
																																																																																																				Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 000000000000 Variance: Variance %: Comment: The reversed PH string is mentioned for 24 months but tape shows for 12 months. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "CE risk indicator is "Elevated" since this loan has points and fees that exceed the points and fees threshold. The loan amount is xx or more, and the transaction's total points and fees is xx which exceeds 3 percent of the total loan amount of xx or the loan amount is less than xx but at least xx and the transaction's total points and fees is xx which exceeds xx			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99001688	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$159.64	$159.64	09/xx/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.730%	300	300	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	5/xx/2013 12:00:00 AM	xx	xx	5.000%	xx	01-xx-2013	Financial Hardship	As per updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in xx.
The chain of assignment has been completed. xx
No active judgments or liens have been found.
Annual county taxes of the year xxxx are delinquent in the amount of $xxx.xx which were due on xx/xx/xxxx .	The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.	Collections Comments:Loan is in collections.
The payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from x/xx/xxxx. The loan is in delinquency for x month. The last payment was received on x/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The current unpaid principal balance is in the amount of $xx,xxx.xx.
No foreclosure proceedings have been found in the recent xx months.
As per seller tape, the borrower had filed bankruptcy under chapter xx on xx. As per comment dated x/xx/xxxx, the trustee motion to dismiss was filed on xx. No further details have been found.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per seller tape, the borrower had filed bankruptcy under chapter xx on xx. As per comment dated x/xx/xxxx, the trustee motion to dismiss was filed on xx. No further details have been found.	The loan adjustment agreement was made on xx with the new modified unpaid principal balance is $xx,xxx.xx. The interest bearing amount was $xx,xxx.xx with interest rate x.xx% and the modified P&I was $xxx.xx. The first modified payment due date was x/x/xxxx and the maturity date will be xx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Deferred Principal (Modification) per Payment History Loan Value: $0.00 Tape Value: $1621.03 |-xx-| $-1621.03 |-xx-| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 18 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 344   Variance: -44   Variance %: -12.79069%   Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: 7/xx/2013   Tape Value: 6/xx/2013   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 110012122223MM112332M444   Tape Value: 110121222333211333397999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444M233211MM322221210011   Tape Value: 999793333212333222101011   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Barbour   Tape Value: HENRY   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 190 Tape Value: 191 Variance: -1 Variance %: -0.52356% Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Missing Credit Report from the loan package."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan fie."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan fie."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99013589	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$475.83	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.874%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	4/xx/2012 12:00:00 AM	xx	Not Applicable	5.000%	xx	4/xx/2012 12:00:00 AM	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx with the lender “xx” and it was recorded on xx in the amount of xx. The Chain of assignment has been completed as current assignee is “xx”.
xxxx County Annual Taxes has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxxx County Annual Taxes is due for xx/xx/xxxx and it was good through Till xx/xx/xxxx for the amount of $xxx.xx. No prior year delinquent taxes have been found.
Review of updated payment history as of xx/xx/xxxx shows the borrower is current with the loan. The last payment was made in the amount of $xxx.xx on xx/xx/xxxx which was due for x/xx/xxxx. Next due date for regular payment is xx/xx/xxxx. Payment history tape data shows current UPB as $xx,xxx.xxand current Interest Rate as x.xx %.	Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current unpaid principal balance is xx/xx/xxxx. The current interest rate is x.xxx % and P&I is $xxx.xx. As per comment dated xx/xx/xxxx prior, the reason for default of borrower was Medical. No evidence has been found regarding the foreclosure proceedings on the subject property in the latest xx months servicing comments. As per xx and the available collection comments, the bankruptcy has not been filed by the borrower. Adjustment of Term Agreement dated xx was made between “xx”, and “xx”. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx till the maturity date of xx The current UPB is in the amount of $xx,xxx.xx. Borrower is currently obligated for additional charges in the amount of $x,xxx.xx herein referred to as the “Deferred Amount”. BPO report dated xx located on “xx” shows subject property type is Manufactured Home. The property has been occupied by Owner and At Time of Inspection Subject Home Appeared to Be in Axxge Condition. No latest BPO found in the loan file. No damages reflected in the available comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Adjustment of Term Agreement dated xx was made between “xx” , and “xx”. The new modified rate is x.xx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx till the maturity date of xx. The current UPB is in the amount of $xx,xxx.xx. Borrower is currently obligated for additional charges in the amount of $x,xxx.xx herein referred to as the “Deferred Amount”.	Credit Application Missing Required State Disclosures Mortgage Insurance	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Borrower First Middle Name is xx Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $0.00   Tape Value: $5615.11   Variance: $-5615.11   Variance %: -100.00000%   Comment: MOD not reflected Defer balance.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Missing   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest Calculation Type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx    Comment: Modification First Payment Date is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx    Comment: Original Appraised Date is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.87440%   Tape Value: 10.87000%   Variance: 0.00440%   Variance %: 0.00440%   Comment: Original Stated Interest Rate is 10.87%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000001100000000100   Variance:    Variance %:    Comment: Payment Histoey String is 000000000001221111100121.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 001000000101100000000000   Variance:    Variance %:    Comment: Payment History String Reversed is 121001111122100000000000.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property County is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Comment: Stated Maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "The CE risk indicator is Significant as the loan is failing for following Test;
This loan failed the NC rate spread home loan test due to the loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full Compliance Analyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
Loan Data shows 11.000%, Comparison Data shows 7.28% and Variance is +3.720%.
NC RSHL Conventional Mortgage Rate APR Threshold Test.
Loan Data shows 11.000%, Comparison Data shows 7.42% and Variance is +3.720%.
This loan failed the DTI provided test due to the debt-xx-income ratio was not provided. The DTI ratio is one of sexxl factors that should be considered when making any rate spread home loan.
This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided.
In determining an obligor's ability to repay a rate spread home loan, the lender shall take reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, bank records, reasonable alternative methods, or reasonable third-party verification."
* Property is Manufactured Housing (Lvl 4) "The appraisal report at the time of origination dated xx located on “xx” shows the subject property type is a manufactured home. xx shows the manufactured home is permanently connected to a sewage system and other utilities. BPO report dated xx located on “xx shows the property type as Manufactured home and it is in an axxge condition. Recorded mortgage has not listed VIN/Serial number. The Short for Title Policy located on “xx” created with ALTA-7 but the related copy is not attached with title policy. However, Affidavit of Affixation is not available in the loan file. Therefore, it is unable to confirm whether subject property is affixed to the land."	* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from loan file."	* Application Missing (Lvl 2) "The Final Application is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following state disclosures are missing in the loan file.
1) Amortization Schedule Disclosure
2) Credit Property Insurance Disclosure,
3) Fee Agreement
4) Priority of Security Instrument Disclosure
5) Attorney Selection Disclosure."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not Hand dated by the Borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99030488	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,255.56	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	698	37.426%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxx, the mortgage was originated on xx with xx which was recorded on xx The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx There are liens open as follows: x) There is a Notice of Federal Tax Lien (IRS lien) open against the xx in the favor of xx is in the amount of xx which was recorded on xx x) There is a Notice of State Tax Lien (state tax lien) open against the xx in the favor of xx in the amount of xx which was recorded on xx x) There is certificate of county tax lien (unsecured property taxes (state tax lien)) against the property with borrower name xx in the favor of xx in the amount of xx which was recorded on xx This lien is not against the subject property. The property address given on lien supporting document does not match with subject property address. Annual other taxes of xxxx are delinquent in the amount of xx which was due on xx First and second installment county taxes of xxxx have been paid in the total of xx

Updated comment:
 As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of ““xx”.
There is an IRS lien on the subject property in favor of “xx” in the amount of xx which was recorded on xx
There is a state tax lien on the subject property in favor of “xx” in the amount of xx which was recorded on xx
There is a real estate tax lien on the subject property in favor of “xx” in the amount of xx which was recorded on xx
The first installment of county taxes for the year xxxx-xxxx has been paid in the amount of xx on xx
The second installment of county taxes for the year xxxx-xxxx has been due in the amount of xx on xx
No prior year’s delinquent taxes have been found.
The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The latest payment history does not reflect current UPB but the provided tape data as of x/xx/xxxx reflects the UPB in the amount of $xxx,xxx.xx.
Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is $xxx,xxx.xx.
Collections Comments:Currently, the loan is in performing status. The payment history dated as of x/xx/xxxx reveals that the borrower is making payment regularly. The payment next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of x/xx/xxxx. No foreclosure proceedings have been found. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found. As per collection comment dated x/xx/xxxx, the borrower employment has been impacted by pandemic. Comment dated x/xx/xxxx states that the x months forbearance plan was approved from x/xx/xxxx to x/xx/xxxx. Comment dated x/xx/xxxx states that the reason for default is Covid-xx. As per comment dated x/xx/xxxx the forbearance plan was extended till x/xx/xxxx. Comment dated x/xx/xxxx states that the borrower stated that the reason for delinquency is curtailment of income. No further details have been found. At the time of origination, borrower was working as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |-xx-| |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx. CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 96.999%   Tape Value: 97.000%   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 38.960% Tape Value: 37.430% Variance: 1.530% Variance %: 1.53000% Comment: Post-Close Housing Ratio Per 1003 is 28.091% ( Total Housing 1621.81/5773.48*100= 28.091%). Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations 2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. Duplicate"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. The post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation.".  Cure provided to borrower was $377.00 total underdisclosure $419.00."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TILA finance charge test. The finance charge is $222,663.57. The disclosed finance charge of $222,244.57 is not considered accurate because it is understated by more than $100. Underdisclosure of $419.00.  Lender provided a post closing CD with a credit to borrower in the amount of $377 - issue remains as under disclosure after post closing credit of $41.00 - total post closing credit should have been $419.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase of $608.50 on PCCD dated xx An initial LE dated xx reflects the Transfer Taxes Fee & Closing Fee as $0.00, however, the PCCD dated xx reflects the Closing Fee as $350.00 & Transfer Taxes Fee as $258.50. There is a total fee increase of $608.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing the alert that the Co-borrower was not employed at closing. The co-borrower ‘ electronic VOE dated xx (Locator# xx) is showing that the borrower has been employed from 8 months in the xx. and latest electronic VOE dated xx (Locator# xx) is also showing that that he has been employed for 8 months. It indicates that the co-borrower is currently unemployed."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "1. The both borrower incomes were calculated and considered incorrectly at origination; (Borrower’s Base Income $2,004.41 + Over Time $16.97 + Bonus $53.27 = $2,074.65) and (Co-borrower’s Base income of borrower’s $3,698.83). However, it is (Borrower’s Base Income $1,849.95 + Over Time $16.75 + Bonus $48.99 = $1,915.69) and (Co-borrower’s Base income of borrower’s $2,247.06). Due to this DTI is increased from 37% to 51.908%. 2. There is a employment gap in Co-borrower's (xx) recent 24 months employment history. Borrower had been no job between Feb & May 2015. No LOX are available in the loan file regarding it. 3. The co-borrower ‘ electronic VOE dated xx (Locator# xx) is showing that the borrower has been employed xx and latest electronic VOE dated xx (Locator# xx) is also showing that that he has been employed for xx. It indicates that the co-borrower is currently unemployed. No LOX are available in the loan file regarding it. SOL expired. Downgraded to LVL 2."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.908% as the Borrower income was $4,162.75 and total expenses are in the amount of $2,160.81 and the loan was underwritten by AUS/LP (Locator# xx) and its recommendation is “Accept/Ineligible” and DTI is showing in it as 37% which is less than calculated DTI of 51.908%. SOL expired. Downgraded to LVL 2."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx and the final 1003 was also signed on the same. However, the original Note date is xx All closing docs were signed on xx - no exception required."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99138896	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,247.68	09/xx/2020	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	5/xx/2020 12:00:00 AM	xx	xx	2.500%	xx	01-xx-2020	Financial Hardship	The review of the pro-title dated xx

The chain of the assignment has been completed. The latest assignment is with xx

There is a junior mortgage active in the favor of xx

There is a civil judgment active in the favor of xx

There is a hospital judgment active in the favor of xx

County 1st installment of tax for the year of xxxx/xxxx has been paid in the amount of $xxxx.xx on xx/xx/xxxx.

County 2nd installment of tax for the year of xxxx/xxxx has been due in the amount of $xxxx.xx on x/xx/xxxx.

No prior years delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:The loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment received on x/xx/xxxx, the payment applied date was x/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. The UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.
The reason for default is unemployed. The subject property has been occupied by the owner. No comments have been found for damage or repairs.
Foreclosure Comments:The foreclosure was initiated in xx The foreclosure file was referred to an attorney on xx The complaint was filed on xx The sale was scheduled on xx The foreclosure was put on hold due to the loss mitigation on xx
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning on xx The maturity date reflects per modification is xx The deferred amount is $xx,xxx.xx and interest bearing amount is xx	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Bankruptcy Filing Date Loan Value: Not Applicable Tape Value: xx |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Current Bankruptcy Chapter   Loan Value: Not Applicable   Tape Value: Chapter 7   Variance:    Variance %:    Comment: No BK   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC is yes.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 60   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Mod amortization type is step.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -22 (Days)   Variance %:    Comment: Appraisal date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Missing credit report in loan file"	* Application Missing (Lvl 2) "Final 1003 is missing."
* Modification agreement was not recorded or recorded in wrong county (Lvl 2)     "Modification agreement was not recorded or recorded in wrong county"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99148671	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,218.21	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	671	613	28.772%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2015	xx	xx	5.000%	xx	01-xx-2015	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx.
The first installment town taxes of xxxx are due in the amount of $xxxx.xx for the due date x/xx/xxxx. The first and second installment town taxes of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The loan modification agreement was made on xx/xx/xxxx between the borrower xx. The borrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of x/xx/xxxx. The deferred balance is $xx,xxx.xx and the interest-bearing amount is $xxx,xxx.xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.
The borrower had filed bankruptcy under xx. The debtor shall pay xx per semi-month for the period of xx months. The xx. Voluntary Petition, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under xx with the xx on xx and the plan was confirmed on xx. The debtor shall pay xx. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx. Voluntary Petition, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.
The loan modification agreement was made on xx/x/xxxx between the borrower xx. The borrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% beginning from xx/x/xxxx till the maturity date of x/x/xxxx. The deferred balance is $xx,xxx.xx and the interest-bearing amount is $xxx,xxx.xx. The New Principal Balance stated in the modification is $xxx,xxx.xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Deferred Principal (Modification) per Payment History Loan Value: $19287.15 Tape Value: $19879.55 |-xx-| $-592.40 |-xx-| -2.97994% Comment: $19,287.15. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111123212223233333322   Variance:    Variance %:    Comment: 0111110m2m12222323303333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 223333332222212321111111   Variance:    Variance %:    Comment: 33330332322221m2m011110.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 28.772%   Tape Value: 4976.000%   Variance: -4947.228%   Variance %: -4947.22800%   Comment: 28.77%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Cash out - other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $62500.00 Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan state. The following state disclosures are missing from the loan file.
MI Borrower's Bill of Rights
MI Consumer Caution and Homeownership Counseling Notice
Choice of Insurance Agent"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99151884	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,264.98	12/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Not Applicable	purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	485	Not Applicable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/xx/2018	xx	Not Applicable	3.500%	xx	12/xx/2018	Financial Hardship	Review of updated title report dated x/xx/xxxx shows subject mortgage was originated on xx

The chain of assignment is incomplete as the subject mortgage is currently assigned to xx

There are two “Civil Judgments” open against the borrower with the same lender xx

Annual xxxx combined taxes have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.

No delinquent taxes have been found for the prior year.
The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for x month and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is currently in collections.

The payment history dated as of x/xx/xxxx reveals that the borrower is delinquent with the loan for x month and the next due date for the payment is x/xx/xxxx. The last regular payment (P&I) was received on x/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date x/xx/xxxx. The current UPB as of the date as per updated payment history is $xxx,xxx.xx.

No post-origination bankruptcy record has been found.

The foreclosure proceedings were initiated on the subject property. However; the file was placed on hold due to modification implementation on xx/xx/xxxx. The loan was modified on the effective date of xx/xx/xxxx. Further details regarding foreclosure are not available.

The RFD as per comment dated x/xx/xxxx is curtailment of income.
No comment pertaining damage to the subject property has been observed. As per the collection comment dated x/xx/xxxx, the property is owner occupied with axxge condition.
No comments have been found stating that the borrower’s income has been affected by COVID-xx.
No employment related information has been found.

Foreclosure Comments:The foreclosure proceedings were initiated on the subject property. However; the file was placed on hold due to modification implementation on xx/xx/xxxx. The loan was modified on the effective date of xx/xx/xxxx. Further details regarding foreclosure are not available.
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower “xx” and lender “xx” on effective date of xx/x/xxxx with the new modified principal balance of $xxx,xxx.xx. Borrower had given promise to pay P&I in the amount of $xxx.xx with the fixed interest rate of x.xxx % beginning on xx/x/xxxx with a new maturity date of x/x/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Foreclosure activity has been found in the loan. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 345   Variance: 15   Variance %: 4.34782%   Comment: Loan original maturuty term months are 360.   Tape Source: Initial   Tape Type:
xx
Field: Payment History String   Loan Value: 000000000000000000101010   Tape Value: 10212103210100000000TSTS   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 14321444432100000000MMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 010101000000000000000000   Tape Value: STST00000000101230121201   Variance:    Variance %:    Comment: The Payment History String reversed is MMMM00000000123444412341.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $111685.29   Tape Value: $93394.74   Variance: $18290.55   Variance %: 19.58413%   Comment: Modication agreement shows new principal balance is $111,685.29.   Tape Source: Initial   Tape Type:
xx
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Appraisal report reflects the subject property type is "2 family". Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Credit Score for borrower is less than 500 (Lvl 2) "Credit score for borrower is less than 500."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99336553	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,815.31	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	purchase	Unavailable	Unavailable	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	1/xx/2018 12:00:00 AM	xx	Not Applicable	4.000%	xx	01-xx-2018	Change of Terms	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx
x) There is an active civil judgment against the borrower in the favor of Multiple which was recorded on xx
x) There is a state tax lien which was recorded on xx/xx/xxxx in the amount of $xx,xxx.xx in the favor of State of xx
x) There is an IRS lien which was recorded on xx in the amount of $xx,xxx.xx in the favor of IRS.
The second installment county taxes of xxxx are due in the amount of $xxxx.xx for the due date xx/xx/xxxx. The first installment county taxes of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.

Update-
The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
There are two state tax liens in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx & xx/xx/xxxx in the favor of State of xx
There is an IRS lien in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx in the favor of IRS.
There are two hospital liens in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx & xx/xx/xxxx in the favor of xx medical systems crop.
There are three civil judgments in the amount of $x,xxx.xx which was recorded on different dates. in the favor of xx
The first installment of combined taxes for xxxx/xxxx has been paid in the total amount of $x,xxx.xx.

The second installment of combined taxes for xxxx/xxxx has been paid in the total amount of $x,xxx.xx.

No prior year’s delinquent taxes have been found.
The utility charges for xxxx are delinquent in the amount of $xxx.xx and the good through date is xx/xx/xxxx.
According to the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and the interest rate is x.xxx%. The current UPB is unknown.	Collections Comments:According to servicing comments, the current status of the loan is in collection. The review of payment history shows that the borrower has been delinquent for x months and next due date for the payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
The loan modification agreement made on xx/xx/xxxx between xx The borrower promises to make a monthly payment of xxx.xx with the interest rate of x.xxx% beginning from x/xx/xxxx till the maturity date of x/xx/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
The reason for default as per servicing comment is reduction of income.
No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement made on xx/xx/xxxx between (Borrower) xx,xx and the (Lender) xx.
 The borrower promises to make a monthly payment of xxx.xx with the interest rate of x.xxx% beginning from x/x/xxxx till the maturity date of x/x/xxxx. The New Principal Balance stated in the modification is $xxx,xxx.xx.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 521 |-xx-xx-161 |-xx-| -30.90211% Comment: N/A Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Variance: -56 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Variance: 1376 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: RMIC (Republic)   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Coxxge Amount   Loan Value: Unavailable   Tape Value: 35.000%   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.75000%   Tape Value: 4.00000%   Variance: 2.75000%   Variance %: 2.75000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000010   Tape Value: 333332101132112102101012   Variance:    Variance %:    Comment: The payment history string is 233332101132111102101012.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 010000000000000000000000 Tape Value: 210101201111231101233333 Variance: Variance %: Comment: The payment history string is 233332101132111102101012. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with the estimated hud and itemization documents are missing in the loan file."	* Application Missing (Lvl 2) "Final application along with the initial application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The mortgage insurance certificate is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Origination appraisal report is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland state. The following state disclosures are missing from the loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business form is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99508635	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,006.57	12/xx/2023	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	23.920%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of the assignment has not been completed. Currently, the mortgage is with xx. However, the assignment is missing to xx. No active judgment or liens have been found. The annual county taxes of xxxx have been paid in the amount of $xxxx.xx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The UPB reflected is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in foreclosure and the next due date for the payment is xx/xx/xxxx. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. The UPB reflected is in the amount of xx. As per the comment dated x/xx/xxxx, the borrower’s income was impacted by COVID-xx and the reason for default is curtailment of income. The comment dated x/xx/xxxx reveals that x months forbearance plan was offered to borrower effective from x/xx/xxxx. As per collection comments, the foreclosure was initiated. xx.The complaint was filed on xx. However, the foreclosure was put on hold due to Loss mitigation. The comment dated xx/xx/xxxx indicates that the foreclosure was placed on hold for COVID-xx. The subject property is owner-occupied and borrower intends to retain the property. No damage and repairs have been found.

Foreclosure Comments:As per collection comments, the foreclosure was initiated. The file was referred to attorney on x/xx/xxxx.The complaint was filed on x/xx/xxxx. However, the foreclosure was put on hold due to Loss mitigation. The comment dated xx/xx/xxxx indicates that the foreclosure was placed on hold for COVID-xx.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xxxx |-xx-| |-xx-| Comment: Borrower Last Name is xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 10/xx/2019   Variance: 1552 (Days)   Variance %:    Comment: Last Payment Recevied Date is 5/xx/2020.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000000004444444444444   Tape Value: 333333333332102113212210   Variance:    Variance %:    Comment: PH string reversed is 4MMMMMMMMMMM401211231220.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444400000000010   Tape Value: 012212311101233333333333   Variance:    Variance %:    Comment: Payment history string reversed is 4MMMMMMMMMMM401211231220.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: purchase   Variance:    Variance %:    Comment: Purpose of Transction per HUD-1 Cash-Out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: purchase   Variance:    Variance %:    Comment: Purpose Per Application is Refinance.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: 4/xx/2020 Tape Value: 2/xx/2020 Variance: 72 (Days) Variance %: Comment: S&C filing date is 4/xx/2020. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Florida. The following state disclosures are missing from the loan file. 1.Anti-Coercion Notice 2.Title Insurance Disclosure 3.Radon Gas Disclosure 4.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99528981	xx	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,827.26	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	15.250%	180	180	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2018	xx	Not Applicable	6.996%	xx	01-xx-2018	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. The latest assignment is with xx.
No active judgment or liens have been found.
The annual installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for x month and the last payment was received on x/xx/xxxx which was applied for x/xx/xxxx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for x month and the last payment was received on xx which was applied for xx and the next due date for the payment is x/xx/xxxx. The P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. The UPB reflected is in the amount of $xx,xxx.xx.
The reason for default is an excessive obligation.
The step modification agreement was signed between the borrower xx
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The comment history dated x/xx/xxxx shows that the subject property is vacant. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx.
The Unpaid Principal Balance is $xx,xxx.xx with interest rate x.xxx% which steps up in x steps ending at xx.xxx%. The borrower promises to pay the monthly P&I of $xxx.xx beginning from x/x/xxxx. The maturity is xx/x/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 180 Tape Value: 480 |-xx-xx-300 |-xx-| -62.50000% Comment: 180. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Variance: -7337 (Days)   Variance %:    Comment: 11/xx/1997.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: After modification, it is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 480   Variance: -300   Variance %: -62.50000%   Comment: 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.002%   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.002%   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010101001032121143214321   Tape Value: 89999C111112212312CC1231   Variance:    Variance %:    Comment: 1012M00M2MM3M111110MMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 123412341121230100101010 Tape Value: 1321CC213212211111C99998 Variance: Variance %: Comment: MMMMM011111M3MM2M00M2101. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test & the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: $102,548.84, Comparison Data: $102,675.05 & Variance: -$126.21.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina. The following disclosures are missing from the loan file.
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99625554	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,487.26	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	51.696%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on x/xx/xxxx with xx. The chain of the assignment has been completed. Currently, the mortgage is with xx. x) There is an active Credit Card judgment against the borrower in the favor of xx. The county annual taxes for the year of xxxx are due in the amount of $xxxx.xx for the due date of x/xx/xxxx. No delinquent taxes have been found for the prior year.

Update: The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx
There is a junior mortgage against the subject property in the amount of xx
x) There are two active credit card judgments against the borrower in favor of xx
x. There is a hospital judgment against the borrower in favor of xx
The county taxes for xxxx are paid off in the amount of $x,xxx.xx.
No delinquent taxes have been found for the prior year.
The review of payment history tape data shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.

Update: According to the PH tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history tape data shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx for the due date of x/xx/xxxx. The UPB is reflected in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx. A review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found. The comment dated x/xx/xxxx states that the borrower income is impacted by the COVID-xx (Pandemic) and the reason for default is curtailment of income. The comment dated x/xx/xxxx shows that the FB plan is initiated on x/xx/xxxx. No further information has been found. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Last Payment Received Date Loan Value: xx|-xx-| 1220 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: FHA   Tape Value: Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003 Loan Value: 43.268% Tape Value: 51.696% Variance: -8.428% Variance %: -8.42800% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 4) "Compliance Ease rated the loan moderate due to compliance exceptions."
																																																																																																						* ComplianceEase TRID Tolerance Test Failed (Lvl 4) "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $0.13."		* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the qualified mortgage DTI threshold test. ( 12 CFR §1026.43(e)(2)(vi) ) This loan has a qualified mortgage DTI of 48.410%. A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent, calculated in accordance with Appendix Q. Note that the file is documented with an Approved AUS and is therefore acceptable. SOL expired, downgraded to LVL2."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99648291	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,831.54	12/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.360%	360	360	xx	xx	xx	Conventional	Fixed	Not Applicable	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2020	xx	Not Applicable	7.546%	xx	01-xx-2020	Financial Hardship	The review of the Updated title report dated xx/xx/xxxx reflects that the subject mortgage xx.
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx which was recorded on xx.
There is civil Judgment active in the xx.
RE taxes for the parcel-id (xx)
City 1st half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
City 2nd half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
City 3rd half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
City 4th half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
RE taxes for the parcel-id (xx)
City 1st half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xx.xx.
City 2nd half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xx.xx.
City 3rd half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xx.xx.
City 4th half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xx.xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated x/xx/xxxx, the reason for default was reduction of income.
According to servicing comments the foreclosure was initiated against the subject property and file was referred to attorney on x/xx/xxxx. However, the foreclosure was put on hold as the borrower filed for loss mitigation. No further details have been found.
As per the servicing comments, the subject property has been occupied by the owner and is in axxge condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:According to servicing comments the foreclosure was initiated against the subject property and file was referred to attorney on x/xx/xxxx. However, the foreclosure was put on hold as the borrower filed for loss mitigation. No further details have been found.
Bankruptcy Comments:Not Applicable	According to the notice of loan modification agreement adjustment, the loan was modified on xx, between the borrower xx. The maturity date as per modification is xx. This loan was modified twice.
The modification agreement has three steps.
Credit Application Credit Report Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |-xx-| |-xx-| Comment: Borrower's Income is impacted by Covid-19? is Yes Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure? is Yes   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calcluation Type is 360/360   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 4/xx/2020   Tape Value: 4/xx/2025   Variance: -1826 (Days)   Variance %:    Comment: Mod step 1 date is 4/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 7.546%   Tape Value: 8.546%   Variance: -1.000%   Variance %: -1.00000%   Comment: Mod step 1 rate is 7.546%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 4/xx/2025   Tape Value: 4/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Mod step 2 date is 4/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 8.546%   Tape Value: 9.396%   Variance: -0.850%   Variance %: -0.85000%   Comment: Mod step 2 rate is 8.546%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000000000044444444   Tape Value: 112100077665432100000000   Variance:    Variance %:    Comment: Payment History String is 111200MMMMMMMMM441111111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444440000000000001000   Tape Value: 000000001434566770021211   Variance:    Variance %:    Comment: Payment History String Reversed is 0111111144MMMMMMMM002211.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx CITY   Variance:    Variance %:    Comment: Propert County is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Transaction Per Application is Unavailable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 3/xx/2060 Tape Value: 7/xx/2037 Variance: 8263 (Days) Variance %: Comment: Stated Maturity Date is 3/xx/2060 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of origination is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR disclosure is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99766728	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$9,093.49	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	687	Not Applicable	48.572%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2011	xx	xx	2.000%	xx	01-xx-2011	Financial Hardship	As per updated title report as of xx/xx/xxxx the subject mortgage is on xx
Chain of assignment is complete as the current assignee is xx xx.
There is a senior mortgage in the amount of xx in favor of xx.
No active judgments or liens have been found.
The annual tax is $x,xxx.xx.
Payment history as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is xx.
Updated comment:
According to the payment history tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last transaction details are not available. The monthly P&I is in the amount of $x,xxx.xx. The current UPB is xx

Collections Comments:Review of loan file and servicing comment shows that the loan is xx months behind its regular payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. Next due date is xx/xx/xxxx. The current UPB is xx.
No evidence of post-closing foreclosure or bankruptcy has been found. No evidence of damage or repair on subject property has been found. As per comment dated xx/xx/xxxx the RFD is reduction in borrower's income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx As per MOD borrower has agreed to pay the interest bearing amount of xx with steps interest rate completing in x steps. First payment was started from xx/x/xxxx and the maturity date is xx/x/xxxx. The deferred amount is xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 524 |-xx-xx-164 |-xx-| -31.29770% Comment: As per MOD Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $107300.00   Tape Value: $110522.09   Variance: $-3222.09   Variance %: -2.91533%   Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 2/xx/2020   Variance: 1424 (Days)   Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per MOD   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 478   Variance: -118   Variance %: -24.68619%   Comment: As per Note   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.37500%   Tape Value: 5.38000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: As per MOD   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000044444   Tape Value: 333333210001110100000001   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444440000000000000000000   Tape Value: 100000001111100012333333   Variance:    Variance %:    Comment: As per pay history   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per final 1003 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99789411	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,900.99	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Not Applicable	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	604	648	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
There is an active senior Mortgage was originated on xx.
There is an active junior Mortgage was on xx,
1st installment County tax for the year of xxxx has been due in the amount of $x,xxx.xx.

No prior delinquent taxes have been found.

The review payment history as of xx/xx/xxxx shows that the borrower has been delinquent for x months and next payment due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.	Collections Comments:The review of the collection comment shows that the loan is in active Bankruptcy.
The borrower Deron V. Truman and Deborah J. Nash had filed bankruptcy under chapter-xx with the xx and the plan was confirmed on xx. The POC was filed on xx. The date of last filing isxx.
The review payment history as of xx/xx/xxxx shows that the borrower has been delinquent for x months and next payment due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current UPB is in the amount of $xxx,xxx.xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.

Update:-
As per the comment dated x/xx/xxxx, the borrower's income was impacted by the COVID and same comment shows that borrower was asking for COVID assistance. No comment have been found regarding the FB plan.
As per comment dated x/xx/xxxx, the litigation matter has been found. The reason for litigation is not available in collection comment. No comment found which shows litigation matter has been resolved.
As per the comment dated xx/xx/xxxx, the BK was discharged on xx and but same comment shows that BK is not closed yet and comment dated xx/xx/xxxx shows that POC arrearage have been paid in full.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-xx with the case#xx and the plan was confirmed on xx. The POC was filed on xx. The BK case is active and date of last filing isxx

Update:-
As per the comment dated xx/xx/xxxx, the BK was discharged on xx and but same comment shows that BK is not closed yet and comment dated xx/xx/xxxx shows that POC arrearage have been paid in full.	Not Applicable	Affiliated Business Disclosure Credit Application	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: Is REO active is not applicable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2020   Variance: 1335 (Days)   Variance %:    Comment: Last payment received date is 6/xx/2020   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx Comment: Original appraisal value is xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000111001112   Tape Value: 33321210B00   Variance:    Variance %:    Comment: Payment history string is 1234443111MMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 211100111000000000000000   Tape Value: 00B01232333   Variance:    Variance %:    Comment: Payment history string reversed is MMMMMMMMMMMMM11132444321   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 4 (Days) Variance %: Comment: Sataed maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.

This loan failed the documentation type test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the documentation type test.
The loan's document type is "No Documentation," "No Asset Verification," "No Asset or Income Verification," "No Income
Verification," or "Reduced," or the document type is not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $246,122.12. The disclosed finance charge of $245,875.30 is not considered accurate because it is understated by more than $100."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99870501	xx	xx	xx	561-2114	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,198.22	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.770%	360	360	xx	xx	xx	Conventional	ARM	Not Applicable	Cash Out	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	638	518	47.238%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01-xx-2012	xx	Not Applicable	4.810%	xx	01-xx-2012	Financial Hardship	The updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx with xx which was recorded on xx.
Chain of the assignment has not been completed. Currently, the assignment is with xx which was recorded on x/xx/xxxx; however It should be with xx.
No active judgments or liens have been found.
The count taxes of xxxx are due in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x month and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of x/xx/xxxx. The current UPB reflected in the tape of the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.	Collections Comments:The current status of the loan is in bankruptcy.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x month and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of x/xx/xxxx. The current UPB reflected in the tape of the payment history is in the amount of $xxx,xxx.xx till the due date of x/xx/xxxx.
As per comment history dated x/xx/xxxx, the reason for default is an excessive obligation.
The comment history dated x/xx/xxxx shows that the subject property is owner-occupied.

As per collection comment, the subject property is owner-occupied.

Update:-
As per the comment dated x/xx/xxxx, the borrower had filed for the bankruptcy under chapter xx with case #xx on xx. As per the tape data the post petition due date was xx. Further details were not provided.
As per the tape data the current status of the loan is bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xx report, the borrower xx had filed the bankruptcy under chapter-xx with case #xx on xx and the plan was confirmed on xx.
The proof of claim was filed on xx with the secured claim amount of $xx and the amount of arrearage was $xx,xxx.xx.
Under confirmed chapter-xx, the debtor was supposed to pay the trustee the amount of $xx,xx.xx for xx months. The date of last filing is x/xx/xxxx.

Update:-
As per the comment dated x/xx/xxxx, the borrower had filed for the bankruptcy under chapter xx with case #xx on xx. As per the tape data the post petition due date was xx. Further details were not provided.
This modification agreement made between borrower xx(“Lender”) on xx. As per the modified term, the new principal balance was $xx. The borrower promised to pay $xx monthly with modified interest rate of x.xxx% beginning from xx with a maturity date of xxx.	Affiliated Business Disclosure Origination Appraisal	Field: Bankruptcy Filing Date Loan Value: 6/xx/2021 Tape Value: 10/xx/2017 |-xx-| 1334 (Days) |-xx-| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Case Number   Loan Value: xx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: xx   Variance: 1186 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/xx/2012   Tape Value: 3/xx/2012   Variance: -29 (Days)   Variance %:    Comment: Modification date is 2/xx/2012.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Type:
Field: Original Stated P&I   Loan Value: $2977.28   Tape Value: $1697.27   Variance: $1280.01   Variance %: 75.41581%   Comment: $2,977.28.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000444444   Tape Value: 999999999888999944432211   Variance:    Variance %:    Comment: Payment history string is 1111222444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444000000000000000000 Tape Value: 112234449999888999999999 Variance: Variance %: Comment: Payment histry string is 444444444444433332222211. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1, the settlement date is xx; however, as per Note, the loan origination date is xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99945019	xx	xx	xx	561-2114	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,565.45	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Not Applicable	purchase	xx	xx	No Documentation	No	xx	xx	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	53.046%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx the subject mortgage was originated on xx in the amount of $xx,xxx.xx in favor ofxx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.

The subject mortgage is at second lien position as there is one active Senior Mortgage against the subject property which was recorded on xx under instru# xx. The mortgage was re-recorded on xx.  The final HUD-x reflects the pay-off for above said senior mortgage to the creditor + xx. The final title policy does not reflect any prior mortgage. Possible title claim can be filed. The Warranty Deed recorded on xx under Bk/Pg#xx the deed is being given a full satisfaction of the terms and conditions of that certain contract of deed recorded in official records xx of the public records of xx. However, the re-recorded reference of Contract of Deed has not been mentioned in the Warranty Deed. This can be cured if satisfaction of mortgage is made and recorded with re-recorded reference of senior mortgage.
There are multiple judgments against the borrower in favour of xx  in the total amount of $x,xxx.xx which were recorded in between xx.
There is one more judgment against the borrower in favour of Midland Funding in the amount of $x,xxx.xx in favour of xx.

The annual Combined Taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xx,xxx.xx.	Collections Comments:As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payments. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xx,xxx.xx.

The loan has not been modified since origination.
No evidence of foreclosure has been found.
As per PACER report no bankruptcy filing has been found since from loan origination.
At the time of origination borrower is working as “xx” at “xx” for xx months.

As per comment dated x/xx/xxxx the borrower has been affected by Covid-xx pandemic.
Borrower stated that he and his mother both were out of work due to virus and they have filled for un-employment. As per latest pay history loan is performing and next due for x/xx/xxxx. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Report
Flood Certificate
Good Faith Estimate
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Mortgage Insurance
Notice of Servicing Transfer
Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |-xx-| |-xx-| Comment: NA Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: XXXXXXXXXXX9CCCCCC33CCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: CCCC33CCCCCC9XXXXXXXXXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: Manufactured Housing   Tape Value: Mobile Home   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Missing credit report (Lvl 4) "The borrower's credit report is missing from the loan file at origination."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.907%) is exceeded APOR (5.670%) by 1.237%. The APR threshold is 5.670% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL    xx"
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The final GFE is missing from the loan file."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   xx%"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "The Homeownership Counseling disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 3)     "The initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "The initial TIL is missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "The executed copy of Intent to proceed disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "The executed copy of Rate Lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "1. The Settlement Services Providers List (SSPL) disclosure is missing from the loan file.

2. Fraud Guard Report is missing from the loan file."
* purchase Contract (Lvl 3)     "The Final purchase Contract is missing from the loan file."
* Required Documentation Missing or Incomplete  (Lvl 3)     "The copy of subject property tax sheet is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "The final 1008 (Transmittal Summary) is missing from the loan file"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower's ATR since there are no supportive documents for Income (Such as borrower's latest Paystubs, prior years W2, Individual Income Tax Returns, VOE & WVOE), Credit (Credit report) & Assets (Prior Years Bank statements) are available in the loan file to determine borrower's ATR. SOL expired, downgraded to LVL2."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing flood cert (Lvl 2)     "The Flood Insurance Certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan"
* Property is Manufactured Housing (Lvl 2)     "The subject property is a Double Wide Manufactured Home and there is a recorded copy of Manufactured Home Rider (Locator# xx) and Manufactured Home Affidavit of Affixation Rider (Locator# xx) are attached with the subject mortgage by showing the Serial#xx. The provided shortform final title policy is having ALTA-7.6 (Locator# xx) for a Manufactured Home. The Appraisal report at origination is also showing that the subject property has been attached to the permanent foundation system and towing wheels and axles have been removed."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI ofxx % as the Borrower income was xx and total expenses are in the amount of xx  and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” and DTI is showing in it as xx.

Unable to calculate borrower's DTI since no supportive documents for Income (Such as borrower's latest Paystubs, prior years W2, Individual Income Tax Returns, VOE & WVOE), Credit (Credit report) & Assets (Prior Years Bank statements) are available in the loan file to determine borrower's DTI and ATR. SOL expired, downgraded to LVL2."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable